                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10183

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                                Irvine, CA 92614
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)           Copy to:
             Elizabeth M. Forget              Robert N. Hickey, Esq.
                  President                  Sullivan & Worcester LLP
          Met Investors Series Trust           1666 K Street, N.W.
           5 Park Plaza, Suite 1900           Washington, D.C. 20006
               Irvine, CA 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1: REPORT TO SHAREHOLDERS.

--------------------------------------------------------------------------------
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

From its inception on April 28, 2008 to June 30, 2008, the American Funds Balanced Allocation Portfolio returned (4.30)% for both the Class B and C Shares. This compares to a (4.20)% return for the Dow Jones Dow Jones Moderate Global Index/1 /and a (4.71)% return for the blended benchmark. The blended benchmark for this portfolio is currently comprised of the following mix: 49% Wilshire 5000 Index/2/, 45% Lehman Brothers Universal Index/3/, 16% MSCI EAFE Index/4/, and 5% CitiGroup 90-Day T-Bill Index/5/.

ECONOMIC AND MARKET REVIEW

NOTE: ALTHOUGH THE PORTFOLIO HAS ONLY BEEN IN EXISTENCE FOR TWO MONTHS, WE ARE PROVIDING AN ECONOMIC AND MARKET REVIEW OF THE ENTIRE SIX MONTH PERIOD ENDING JUNE 30, 2008.

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/6/, eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/7/, even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index/8/. Large cap stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The energy sector was by far the best performing sector with a 8.8% return for the period. The financial sector, roiled by the credit crisis, was the worst performing sector with a (29.7)% return during the period.

Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a (11.0)% return. On a local currency

--------
/1/ The Dow Jones Moderate Global Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ Moderate GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semi-deviation is 60% of the annualized 36 month historic semi-deviation of the Dow Jones Aggressive Global Portfolio Index (DJ Agg GPI). Stocks are represented by the DJ Agg GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

--------

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup Three Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index does not include fees or expenses and is not available for direct investment.

/7/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Standard & Poor's (S&P) 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a marketweighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

-------------------------------------------------------------------------------


basis, foreign stocks were down even more but foreign stocks were helped by a declining dollar. As with domestic stocks, growth stocks held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of portfolios of the American Funds Insurance Series (AFIS) with a broad allocation goal of 65% in equities and 35% in fixed income. The initial allocation among the underlying portfolios was made on April 28, 2008 to bring the Portfolio in line with its asset class goals and underlying portfolio targets.

Although the Portfolio's performance was negative during the period, it did well relative to its blended benchmark. Among the factors helping relative performance was a modest tilt to growth style stocks, which held up better than value style stocks during the period, and a higher than target cash position in a down market for all other asset classes.

However, the primary factor for good relative performance was the good security selection of several of the underlying portfolios. The underlying portfolios that contributed the most to the relative performance were AFIS GROWTH, AFIS GOV'T/AAA SECURITIES, and AFIS GLOBAL SMALL CAP. The underlying portfolios that detracted the most from the relative performance were AFIS GROWTH-INCOME, AFIS HIGH INCOME BOND, and AFIS INTERNATIONAL.


MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                Percent of
     Description                                                Net Assets
     ---------------------------------------------------------------------
     American Funds Growth-Income Fund                            36.15%
     ---------------------------------------------------------------------
     American Funds Growth Fund                                   20.93%
     ---------------------------------------------------------------------
     American Funds U.S. Government/AAA--Rated Securities Fund    15.62%
     ---------------------------------------------------------------------
     American Funds High-Income Bond Fund                          7.14%
     ---------------------------------------------------------------------
     American Funds International Fund                             5.92%
     ---------------------------------------------------------------------
     American Funds Bond Fund                                      5.16%
     ---------------------------------------------------------------------
     American Funds Global Bond Fund                               3.12%
     ---------------------------------------------------------------------
     American Funds New World Fund                                 2.99%
     ---------------------------------------------------------------------
     American Funds Global Small Capitalization Fund               2.97%
     ---------------------------------------------------------------------

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO MANAGED BY MET INVESTORS ADVISORY,
               LLC VS. DOW JONES MODERATE PORTFOLIO INDEX/1/ AND
                         BALANCED BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                    [CHART]

           American Funds Moderate   Dow Jones Moderate     Moderate Blended
             Allocation Portfolio    Portfolio Index/1/       Benchmark/2/
            -----------------------  -------------------    ----------------

4/28/2008           $10,000                $10,000              $10,000
6/30/2008             9,570                  9,529                9,580



    -------------------------------------------------------------------------
                                                   Cumulative Return
                                            (for the period ended 6/30/08)/3/
    -------------------------------------------------------------------------
                                                         Since
                                                      Inception/4/
    -------------------------------------------------------------------------
    American Funds Balanced Allocation
--  Portfolio--Class B                                   -4.30%
    Class C                                              -4.30%
    -------------------------------------------------------------------------
--  Dow Jones Moderate Portfolio Index/1/                -4.20%
    -------------------------------------------------------------------------
- - Balanced Blended Benchmark/2/                        -4.71%
    -------------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of Class C shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Balanced Blended Benchmark is comprised of 52% Wilshire 5000 Equity Index, 30% Lehman Brothers Universal Index, 13% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the Index that includes floating-rate debt is the Emerging

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market Values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                               BEGINNING     ENDING        EXPENSES PAID
                                               ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                               4/28/08*      6/30/08       4/28/08-6/30/08
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO   ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                         $1,000.00     $  957.00        $1.11
  Hypothetical (5% return before expenses)        1,000.00      1,007.61         1.14
---------------------------------------------  ------------- ------------- ---------------

  Class C(a)(b)
  Actual                                         $1,000.00     $  957.00        $0.60
  Hypothetical (5% return before expenses)        1,000.00      1,008.13         0.61
---------------------------------------------  ------------- ------------- ---------------

* Class Inception April 28, 2008.
** Expenses are equal to the Portfolio's annualized expense ratio of 1.13% and 1.43% for the Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITIES - 100.0%
   American Funds Bond Fund (Class 1)(a).............   715,479 $  7,848,804
   American Funds Global Bond Fund (Class 1)(a)......   422,915    4,745,107
   American Funds Global Small Capitalization Fund
     (Class 1)(a)....................................   214,735    4,518,013
   American Funds Growth Fund (Class 1)(a)...........   570,124   31,869,958
   American Funds Growth-Income Fund (Class 1)(a).... 1,553,659   55,030,598
   American Funds High-Income Bond Fund (Class 1)(a).   959,477   10,870,876
   American Funds International Fund (Class 1)(a)....   470,510    9,010,266
   American Funds New World Fund (Class 1)(a)........   207,694    4,550,583
   American Funds U.S. Government/AAA - Rated
     Securities Fund (Class 1)(a).................... 2,017,836   23,790,287
                                                                ------------
                                                                 152,234,492
                                                                ------------
   Total Investment Company Securities (Cost
   $165,661,642)                                                 152,234,492
                                                                ------------

   TOTAL INVESTMENTS - 100.0% (Cost $165,661,642)                152,234,492
                                                                ------------

   Other Assets and Liabilities (net) - 0.0%                         (63,232)
                                                                ------------

   TOTAL NET ASSETS - 100.0%                                    $152,171,260
                                                                ============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $152,234,492              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $152,234,492              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $152,234,492
   Receivable for Trust shares sold                                           4,803,363
   Receivable from investment manager (Note 3)                                   11,626
                                                                           ------------
       Total assets                                                         157,049,481
                                                                           ------------
LIABILITIES
   Payables for:
       Investments purchased                                                  4,736,742
       Trust shares redeemed                                                     66,620
       Distribution and services fees--Class B                                      200
       Distribution and services fees--Class C                                   45,944
       Management fee (Note 3)                                                    8,434
       Administration fee                                                         1,036
       Custodian and accounting fees                                              1,036
   Accrued expenses                                                              18,209
                                                                           ------------
       Total liabilities                                                      4,878,221
                                                                           ------------
NET ASSETS                                                                 $152,171,260
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $158,153,809
   Accumulated net realized gain                                              7,512,958
   Unrealized depreciation on investments                                   (13,427,150)
   Undistributed net investment loss                                            (68,357)
                                                                           ------------
       Total                                                               $152,171,260
                                                                           ============
NET ASSETS
   Class B                                                                 $    947,368
                                                                           ============
   Class C                                                                  151,223,892
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class B                                                                       99,000
                                                                           ============
   Class C                                                                   15,807,705
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class B                                                                 $       9.57
                                                                           ============
   Class C                                                                         9.57
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost                                                      $165,661,642

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008* (UNAUDITED)

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $         --
                                                                          ------------
       Total investment income                                                      --
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                      10,596
   Administration fees                                                           1,036
   Custodian and accounting fees                                                 1,036
   Distribution and services fees--Class B                                         432
   Distribution and services fees--Class C                                      57,328
   Audit                                                                         4,462
   Legal                                                                         3,497
   Trustee fees and expenses                                                     2,623
   Shareholder reporting                                                        10,846
   Insurance                                                                       259
   Organizational expense                                                          518
   Other                                                                           527
                                                                          ------------
       Total expenses                                                           93,160
       Less expenses reimbursed by the Manager                                 (24,803)
                                                                          ------------
   Net expenses                                                                 68,357
                                                                          ------------
   Net investment loss                                                         (68,357)
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAINS DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain on:
       Capital gain distributions from Underlying Portfolios                 7,512,958
                                                                          ------------
   Net realized gain on capital gain distributions from Underlying
       Portfolios                                                            7,512,958
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (13,427,150)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (13,427,150)
                                                                          ------------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolios                (5,914,192)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ (5,982,549)
                                                                          ============

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.


                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO
                                                                                 Period Ended
                                                                                June 30, 2008*
                                                                                 (Unaudited)
                                                                                --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment loss                                                          $    (68,357)
    Net realized gain on capital gain distribution from Underlying Portfolios       7,512,958
    Net change in unrealized depreciation on investments                          (13,427,150)
                                                                                 ------------
    Net decrease in net assets resulting from operations                           (5,982,549)
                                                                                 ------------
DISTRIBUTIONS TO SHAREHOLDERS
     Class B                                                                               --
     Class C                                                                               --
    From net realized gains
     Class B                                                                               --
     Class C                                                                               --
                                                                                 ------------
    Net decrease in net assets resulting from distributions                                --
                                                                                 ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class B                                                                          990,000
     Class C                                                                      159,911,559
    Net asset value of shares issued through dividend reinvestment
     Class B                                                                               --
     Class C                                                                               --
    Cost of shares repurchased
     Class B                                                                               --
     Class C                                                                       (2,747,750)
                                                                                 ------------
    Net increase in net assets from capital share transactions                    158,153,809
                                                                                 ------------
TOTAL INCREASE IN NET ASSETS                                                      152,171,260
    Net assets at beginning of Period                                                      --
                                                                                 ------------
    Net assets at end of Period                                                  $152,171,260
                                                                                 ============
    Net assets at end of period includes net investment loss                     $    (68,357)
                                                                                 ============

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.


                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                           CLASS B
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO                           ----------------
                                                                        FOR THE PERIOD
                                                                            ENDED
                                                                       JUNE 30, 2008(B)
                                                                         (UNAUDITED)
                                                                       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................      $10.00
                                                                            ------
LOSS FROM INVESTMENT OPERATIONS:
Net Investment Loss(a)................................................       (0.01)
Net Realized/Unrealized Loss on Investments...........................       (0.42)
                                                                            ------
Total From Investment Operations......................................       (0.43)
                                                                            ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................          --
Distributions from Net Realized Capital Gains.........................          --
                                                                            ------
Total Distributions...................................................          --
                                                                            ------
NET ASSET VALUE, END OF PERIOD........................................      $ 9.57
                                                                            ======
TOTAL RETURN                                                                 (4.30)%
Ratio of Expenses to Average Net Assets After Reimbursement(d)........        0.35 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(e)..........................................................        1.47 %*
Ratio of Net Investment Income to Average Net Assets(f)...............       (0.35)%*
Portfolio Turnover Rate...............................................         0.0 %(c)
Net Assets, End of Period (in millions)...............................      $  0.9

                                                                           CLASS C
                                                                       ----------------
                                                                        FOR THE PERIOD
                                                                            ENDED
                                                                       JUNE 30, 2008(B)
                                                                         (UNAUDITED)
                                                                       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................      $10.00
                                                                            ------
LOSS FROM INVESTMENT OPERATIONS:
Net Investment Loss(a)................................................       (0.01)
Net Realized/Unrealized Loss on Investments...........................       (0.42)
                                                                            ------
Total From Investment Operations......................................       (0.43)
                                                                            ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................          --
Distributions from Net Realized Capital Gains.........................          --
                                                                            ------
Total Distributions...................................................          --
                                                                            ------
NET ASSET VALUE, END OF PERIOD........................................      $ 9.57
                                                                            ======
TOTAL RETURN                                                                 (4.30)%
Ratio of Expenses to Average Net Assets After Reimbursement(d)........        0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(e)..........................................................        0.87 %*
Ratio of Net Investment Income to Average Net Assets(f)...............       (0.65)%*
Portfolio Turnover Rate...............................................         0.0 %(c)
Net Assets, End of Period (in millions)...............................      $151.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2008.
(c) For the period ended 6/30/2008, the portfolio turnover is zero, due to no sales activity.
(d) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is American Funds Balanced Allocation Portfolio (commenced operations on April 28, 2008), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class B and C Shares are offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in American Funds Insurance Series ("AFIS"), which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement (the "Management Agreement") with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $10,596           0.10%              ALL

Metropolitan Life Insurance Company (MLIC) service as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                  Expenses Deferred in
                                                  --------------------
                                                          2008
                                                          ----
              Maximum Expense Ratio under current Subject to repayment
               Expense Limitation Agreement        until December 31,
              ---------------------------------   --------------------
              Class A  Class B  Class C  Class E          2013
              -------  -------  -------  -------          ----

               0.10%*   0.35%    0.65%    0.25%*        $24,803

* Class not offered during the period.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                       Net Increase
                        Beginning                                       in Shares     Ending
                         Shares     Sales    Reinvestments Redemptions Outstanding    Shares
                        --------- ---------- ------------- ----------- ------------ ----------

 Class B

 04/28/2008-06/30/2008     --         99,000      --              --        99,000      99,000

 Class C

 04/28/2008-06/30/2008     --     16,085,771      --        (278,066)   15,807,705  15,807,705

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $165,661,642        $--            $--

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $165,661,642     $--       $(13,427,150)  $(13,427,150)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

At a meeting of the Board of Trustees of the Trust held on February 13, 2008, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") as defined in the 1940 Act, initially approved the Management Agreement between the Trust and the Manager with respect to the Portfolio.

In approving the Management Agreement with the Manager with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Portfolio by the Manager; (2) the Manager's personnel and operations;
(3) the Manager's financial condition; (4) the level and method of computing the Portfolio's management fee; (5) the anticipated profitability of the Manager under the Management Agreement; (6) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (7) the anticipated effect of growth and size on the Portfolio's performance and expenses; and (8) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Manager's affiliates, including distribution services. The Disinterested Trustees were advised by independent legal counsel throughout the process. The Board also reviewed a separate report prepared by Bobroff Consulting, Inc., an independent third party consultant, which provided a statistical analysis comparing the Portfolio's investment performance, expenses, and fees to comparable variable annuity portfolios.

The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolio, recognized the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as the investment manager to the Portfolio, including oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. Based on its consideration and review of the foregoing information, the Board determined that the Portfolio was likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

The Board also evaluated the expertise and performance of the personnel who would be overseeing the Portfolio, and compliance with the Portfolio's investment restrictions, tax and other requirements.

The Board gave substantial consideration to the proposed fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to manage the Trust. The Board also examined the fees to be paid by the Portfolio and the method of computing the Portfolio's fee. The Board also noted the Manager's commitment to the expense limitation agreement with the Portfolio. In light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees to be paid to the Manager with respect to the Portfolio was fair and reasonable. The Board also concluded that the Manager's anticipated level of profitability from its relationship with the Portfolio was reasonable.

The Board considered the effective fees under the Management Agreement and possible economies of scale that may be realized if the assets of the Portfolio grow. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent legal counsel, approved the Management Agreement with respect to the Portfolio.

--------------------------------------------------------------------------------
AMERICAN FUNDS BOND PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------


During the period ended June 30, 2008, the Portfolio has a return of (0.50)% for Class A versus 0.04% for its benchmark, the Lehman Brothers Aggregate Bond Index/1/.

                   AMERICAN FUNDS BOND PORTFOLIO MANAGED BY
    MET INVESTORS ADVISORY, LLC VS. LEHMAN BROTHERS AGGREGATE BOND INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

              American Funds Bond        Lehman Brothers
               Portfolio-Class C     Aggregate Bond Index/1/
               -----------------     -----------------------
04/28/2008           $10,000                  $10,000
06/30/2008             9,950                   10,004




    --------------------------------------------------------------
                                         Cumulative Return/2/
                                    (for the period ended 6/30/08)
    --------------------------------------------------------------
                                                Since
                                             Inception/3/
    --------------------------------------------------------------
    American Funds Bond
--  Portfolio--Class C                          -0.50%
    --------------------------------------------------------------
    Lehman Brothers Aggregate Bond
--  Index/1/                                     0.04%
    --------------------------------------------------------------

+The chart reflects the performance of Class C shares of the Portfolio.

/1/The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             4/28/08*      6/30/08       4/28/08-6/30/08
AMERICAN FUNDS BOND PORTFOLIO                ------------- ------------- ---------------

  Class C
  Actual                                       $1,000.00     $  989.10        $1.11
  Hypothetical (5% return before expenses)      1,000.00      1,007.62         1.12
-------------------------------------------  ------------- ------------- ---------------

* Portfolio inception 4/28/08.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.64% for the Class C, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    -----------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    -----------------------------------------------------------------------

    INVESTMENT COMPANY SECURITY - 100.1%
    American Funds Bond Fund(a) (Cost -$10,616,721)... 952,361 $10,447,397
                                                               -----------

    TOTAL INVESTMENTS - 100.1% (Cost $10,616,721)               10,447,397
                                                               -----------

    Other Assets and Liabilities (net) - (0.1)%                     (7,729)
                                                               -----------

    TOTAL NET ASSETS - 100.0%                                  $10,439,668
                                                               ===========

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BOND PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quotedprices in active markets for identical securities
Level 2--othersignificant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significantunobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $10,447,397              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $10,447,397              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS BOND PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $10,447,397
   Receivable for Trust shares sold                                            148,339
   Receivable from investment manager (Note 3)                                   6,615
                                                                           -----------
       Total assets                                                         10,602,351
                                                                           -----------
LIABILITIES
   Payables for:
       Investments purchased                                                   135,438
       Trust shares redeemed                                                    12,900
       Distribution and services fees--Class C                                   3,156
       Administration fee                                                        1,036
       Custodian and accounting fees                                             1,036
   Accrued expenses                                                              9,117
                                                                           -----------
       Total liabilities                                                       162,683
                                                                           -----------
NET ASSETS                                                                 $10,439,668
                                                                           ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $10,511,653
   Accumulated net realized gain                                                95,084
   Unrealized depreciation on investments                                     (169,324)
   Undistributed net investment income                                           2,255
                                                                           -----------
       Total                                                               $10,439,668
                                                                           ===========
NET ASSETS
   Class C                                                                 $10,439,668
                                                                           ===========
CAPITAL SHARES OUTSTANDING
   Class C                                                                   1,049,265
                                                                           ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class C                                                                 $      9.95
                                                                           ===========

---------------------------------------------------------------------------------------
* Investments at cost                                                      $10,616,721

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2008* (UNAUDITED)

AMERICAN FUNDS BOND PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolio                                    $   7,314
                                                                          ---------
       Total investment income                                                7,314
                                                                          ---------
EXPENSES
   Administration fees                                                        1,036
   Custodian and accounting fees                                              1,036
   Distribution and services fees--Class C                                    4,281
   Audit                                                                      4,462
   Legal                                                                      3,497
   Trustee fees and expenses                                                  2,623
   Shareholder reporting                                                      1,587
   Insurance                                                                     52
   Organizational expense                                                       518
   Other                                                                        525
                                                                          ---------
       Total expenses                                                        19,617
       Less expenses reimbursed by the Manager                              (14,558)
                                                                          ---------
   Net expenses                                                               5,059
                                                                          ---------
   Net investment income                                                      2,255
                                                                          ---------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING PORTFOLIO
   Net realized gain on:
       Capital gain distributions from Underlying Portfolio                  95,084
                                                                          ---------
   Net realized gain on capital gain distributions from Underlying
       Portfolio                                                             95,084
                                                                          ---------
   Net change in unrealized depreciation on:
       Investments                                                         (169,324)
                                                                          ---------
   Net change in unrealized depreciation on investments                    (169,324)
                                                                          ---------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolio                 (74,240)
                                                                          ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ (71,985)
                                                                          =========

*  For the period 4/28/08 (Commencement of operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


AMERICAN FUNDS BOND PORTFOLIO
                                                                                               Period Ended
                                                                                              June 30, 2008*
                                                                                               (Unaudited)
                                                                                              --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                      $     2,255
    Net realized gain on investment and capital gain distribution from Underlying Portfolio         95,084
    Net change in unrealized depreciation on investments                                          (169,324)
                                                                                               -----------
    Net decrease in net assets resulting from operations                                           (71,985)
                                                                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS
     Class C                                                                                            --
    From net realized gains
     Class C                                                                                            --
                                                                                               -----------
    Net decrease in net assets resulting from distributions                                             --
                                                                                               -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class C                                                                                    11,010,329
    Net asset value of shares issued through dividend reinvestment
     Class C                                                                                            --
    Cost of shares repurchased
     Class C                                                                                      (498,676)
                                                                                               -----------
    Net increase in net assets from capital share transactions                                  10,511,653
                                                                                               -----------
TOTAL INCREASE IN NET ASSETS                                                                    10,439,668
    Net assets at beginning of period                                                                   --
                                                                                               -----------
    Net assets at end of period                                                                $10,439,668
                                                                                               ===========
    Net assets at end of period includes undistributed net investment income                   $     2,255
                                                                                               ===========

*  For the period 4/28/08 (Commencement of Operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                              CLASS C
AMERICAN FUNDS BOND PORTFOLIO                                             ----------------
                                                                           FOR THE PERIOD
                                                                               ENDED
                                                                          JUNE 30, 2008(B)
                                                                            (UNAUDITED)
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $10.00
                                                                               ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................        0.01
Net Realized/Unrealized Loss on Investments..............................       (0.06)
                                                                               ------
Total From Investment Operations.........................................       (0.05)
                                                                               ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................          --
Distributions from Net Realized Capital Gains............................          --
                                                                               ------
Total Distributions......................................................          --
                                                                               ------
NET ASSET VALUE, END OF PERIOD...........................................      $ 9.95
                                                                               ======
TOTAL RETURN.............................................................       (0.50)%
Ratio of Expenses to Average Net Assets After Reimbursement..............        0.64 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        2.49 %*
Ratio of Net Investment Income to Average Net Assets.....................        0.29 %*
Portfolio Turnover Rate..................................................         0.0 %(c)
Net Assets, End of Period (in millions)..................................      $ 10.4

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/08.
(c) For the period ended 6/30/2008, the portfolio turnover is zero, due to no sales activity.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is American Funds Bond Portfolio (commenced operations on April 28, 2008). Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

The Trust currently offers four classes of shares: Class C Shares are offered by the Portfolio. Class A, B and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, American Funds Bond Fund (the "Fund"), an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. As of June 30, 2008, the Portfolio owned approximately 0.18% of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - The investment in the Master Portfolio is valued at its closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager has overall responsibility for the general management and administration of each Portfolio. The Manager selects the Master Funds in which the Portfolios will invest and monitors each Master Fund's investment program. The Manager is an affiliate of MetLife. The Manager receives no compensation for its services to the Portfolios. In the event that a Portfolio were to withdraw from a Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of each Portfolio as follows:

                      % per annum Average Daily Net Assets
                      ----------- ------------------------

                         0.55%              ALL

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                  Expenses Deferred in
                                                  --------------------
                                                          2008
                                                          ----
              Maximum Expense Ratio under current Subject to repayment
               Expense Limitation Agreement        until December 31,
              ---------------------------------   --------------------
              Class A  Class B  Class C  Class E          2013
              -------  -------  -------  -------          ----

               0.10%*   0.35%*   0.65%    0.25%*        $14,558

* Class not offered during the period.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                   Net Increase
                     Beginning                                      in Shares    Ending
                      Shares     Sales   Reinvestments Redemptions Outstanding   Shares
                     --------- --------- ------------- ----------- ------------ ---------

 Class C

 4/28/08-06/30/2007     --     1,099,084      --         (49,819)   1,049,265   1,049,265

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $10,616,721         $--            $--

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

            Federal       Gross         Gross
           Income Tax   Unrealized    Unrealized     Net Unrealized
              Cost     Appreciation (Depreciation)    Depreciation
           ----------- ------------ --------------   --------------

           $10,616,721     $--            $(169,324)       $(169,324)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO         FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

From its inception on April 28, 2008 to June 30, 2008, the American Funds Growth Allocation Portfolio returned (5.30)% and (5.40)% respectively for the Class B and C Shares. This compares to a (5.30)% return for the Dow Jones Moderately Aggressive Global Index/1/ and a (6.05)% return for the blended benchmark. The blended benchmark for this portfolio is currently comprised of the following mix: 49% Wilshire 5000 Index/2/, 45% Lehman Brothers Universal Index/3/, 16% MSCI EAFE Index/4/, and 5% CitiGroup 90-Day T-Bill Index/5/.

ECONOMIC AND MARKET REVIEW

NOTE: ALTHOUGH THE PORTFOLIO HAS ONLY BEEN IN EXISTENCE FOR TWO MONTHS, WE ARE PROVIDING AN ECONOMIC AND MARKET REVIEW OF THE ENTIRE SIX MONTH PERIOD ENDING JUNE 30, 2008.

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/6/, eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/7/, even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index/8/. Large cap stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The energy sector was by far the best performing sector with a 8.8% return for the

--------
/1/ The Dow Jones Moderately Aggressive Global Portfolio Index (DJ MA GPI) is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ MA GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semi-deviation is 80% of the annualized 36 month historic semi-deviation of the Dow Jones Aggressive Global Portfolio Index (DJ Agg GPI). Stocks are represented by the DJ Agg GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees or expenses and is not available for direct investment.


/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup Three Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index does not include fees or expenses and is not available for direct investment.

/7/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Standard & Poor's (S&P) 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a marketweighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO         FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

-------------------------------------------------------------------------------


period. The Financial sector, roiled by the credit crisis, was the worst performing sector with a (29.7)% return during the period.

Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a (11.0)% return. On a local currency basis, foreign stocks were down even more but foreign stocks were helped by a declining dollar. As with domestic stocks, growth stocks held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of portfolios of the American Funds Insurance Series (AFIS) with a broad allocation goal of 85% in equities and 15% in fixed income. The initial allocation among the underlying portfolios was made on April 28, 2008 to bring the Portfolio in line with its asset class goals and underlying portfolio targets.

Although the Portfolio's performance was negative during the period, it did well relative to its blended benchmark. Among the factors helping relative performance was a modest tilt to growth style stocks, which held up better than value style stocks during the period, and a higher than target cash position in a down market for all other asset classes.

However, the primary factor for good relative performance was the good security selection of several of the underlying portfolios. The underlying portfolios that contributed the most to the relative performance were AFIS GROWTH, AFIS GLOBAL SMALL CAP, AFIS NEW WORLD. The underlying portfolios that detracted the most from the relative performance were AFIS GROWTH-INCOME, AFIS HIGH INCOME BOND, and AFIS INTERNATIONAL.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                Percent of
     Description                                                Net Assets
     ---------------------------------------------------------------------
     American Funds Growth-Income Fund                            43.37%
     ---------------------------------------------------------------------
     American Funds Growth Fund                                   32.20%
     ---------------------------------------------------------------------
     American Funds International Fund                             5.97%
     ---------------------------------------------------------------------
     American Funds U.S. Government/AAA--Rated Securities Fund     5.26%
     ---------------------------------------------------------------------
     American Funds New World Fund                                 4.02%
     ---------------------------------------------------------------------
     American Funds Global Small Capitalization Fund               3.99%
     ---------------------------------------------------------------------
     American Funds Bond Fund                                      2.08%
     ---------------------------------------------------------------------
     American Funds High-Income Bond Fund                          2.06%
     ---------------------------------------------------------------------
     American Funds Global Bond Fund                               1.05%
     ---------------------------------------------------------------------

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO         FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


 AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO MANAGED BY MET INVESTORS ADVISORY,
  LLC VS. DOW JONES MODERATE AGGRESSIVE PORTFOLIO INDEX/1/ AND GROWTH BLENDED
                                 BENCHMARK/2/
                           Growth Based on $10,000+

                                    [CHART]

                                            Dow Jones Moderate
                   American Funds Growth   Aggresive Portfolio  Growth Blended
                    Allocation Portfolio        Index/1/          Benchmark/2/
                    --------------------   -------------------  ---------------
04/28/2008                $10,000                $10,000            $10,000
06/30/2008                  9,470                  9,470              9,395



    -------------------------------------------------------------------
                                             Cumulative Return
                                      (for the period ended 6/30/08)/3/
    -------------------------------------------------------------------
                                                   Since
                                                Inception/4/
    -------------------------------------------------------------------
    American Funds Growth Allocation
--  Portfolio--Class B                             -5.30%
    Class C                                        -5.40%
    -------------------------------------------------------------------
    Dow Jones Moderate Aggressive
--  Portfolio Index/1/                             -5.30%
    -------------------------------------------------------------------
- - Growth Blended Benchmark/2/                    -6.05%
    -------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of Class C shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ80%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Growth Blended Benchmark is comprised of 68% Wilshire 5000 Equity Index, 10% Lehman Brothers Universal Index, 17% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the Index that includes floating-rate debt is the Emerging

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO         FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market Values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             4/28/08*      6/30/08       4/28/08-6/30/08
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO   ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  946.00        $1.11
  Hypothetical (5% return before expenses)      1,000.00      1,007.61         1.14
-------------------------------------------  ------------- ------------- ---------------

  Class C(a)(b)
  Actual                                       $1,000.00     $  946.00        $0.60
  Hypothetical (5% return before expenses)      1,000.00      1,008.13         0.61
-------------------------------------------  ------------- ------------- ---------------

* Class Inception April 28, 2008.
** Expenses are equal to the Portfolio's annualized expense ratio of 1.09% and 1.39% for the Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITIES - 100.0%
   American Funds Bond Fund (Class 1)(a).............   594,425 $  6,520,838
   American Funds Global Bond Fund (Class 1)(a)......   292,858    3,285,868
   American Funds Global Small Capitalization Fund
     (Class 1)(a)....................................   594,331   12,504,724
   American Funds Growth Fund (Class 1)(a)........... 1,801,636  100,711,443
   American Funds Growth-Income Fund (Class 1)(a).... 3,829,928  135,656,052
   American Funds High-Income Bond Fund (Class 1)(a).   569,225    6,449,322
   American Funds International Fund (Class 1)(a)....   975,786   18,686,307
   American Funds New World Fund (Class 1)(a)........   574,484   12,586,951
   American Funds U.S. Government/AAA - Rated
     Securities Fund (Class 1)(a).................... 1,397,167   16,472,595
                                                                ------------
                                                                 312,874,100
                                                                ------------
   Total Investment Company Securities (Cost
   $348,641,801)                                                 312,874,100
                                                                ------------

   TOTAL INVESTMENTS - 100.0% (Cost $348,641,801)                312,874,100
                                                                ------------

   Other Assets and Liabilities (net) - 0.0%                        (127,603)
                                                                ------------

   TOTAL NET ASSETS - 100.0%                                    $312,746,497
                                                                ============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $312,874,100              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $312,874,100              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                   $312,874,100
   Receivable for Trust shares sold                    11,688,343
   Receivable from investment manager (Note 3)             16,985
                                                     ------------
       Total assets                                   324,579,428
                                                     ------------
LIABILITIES
   Payables for:
       Investments purchased                           11,559,208
       Trust shares redeemed                              129,136
       Distribution and services fees--Class B                203
       Distribution and services fees--Class C             95,784
       Management fee (Note 3)                             17,497
       Administration fee                                   1,036
       Custodian and accounting fees                        1,036
   Accrued expenses                                        29,031
                                                     ------------
       Total liabilities                               11,832,931
                                                     ------------
NET ASSETS                                           $312,746,497
                                                     ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                   $328,557,232
   Accumulated net realized gain                       19,323,044
   Unrealized depreciation on investments             (35,767,701)
   Undistributed net investment income                    633,922
                                                     ------------
       Total                                         $312,746,497
                                                     ============
NET ASSETS
   Class B                                           $  1,012,046
                                                     ============
   Class C                                            311,734,451
                                                     ============
CAPITAL SHARES OUTSTANDING
   Class B                                                106,881
                                                     ============
   Class C                                             32,960,362
                                                     ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class B                                           $       9.47
                                                     ============
   Class C                                                   9.46
                                                     ============

------------------------------------------------------------------
*Investments at cost                                 $348,641,801

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008* (UNAUDITED)

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                                            $    780,772
                                                                                                   ------------
       Total investment income                                                                          780,772
                                                                                                   ------------
EXPENSES
   Management fee (Note 3)                                                                               22,673
   Administration fees                                                                                    1,036
   Custodian and accounting fees                                                                          1,036
   Distribution and services fees--Class B                                                                  436
   Distribution and services fees--Class C                                                              123,742
   Audit                                                                                                  4,462
   Legal                                                                                                  3,497
   Trustee fees and expenses                                                                              2,623
   Shareholder reporting                                                                                 22,278
   Insurance                                                                                                259
   Organizational expense                                                                                   518
   Other                                                                                                    525
                                                                                                   ------------
       Total expenses                                                                                   183,085
       Less expenses reimbursed by the Manager                                                          (36,235)
                                                                                                   ------------
   Net expenses                                                                                         146,850
                                                                                                   ------------
   Net investment income                                                                                633,922
                                                                                                   ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND CAPITAL GAINS
DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain on:
       Capital gain distributions from Underlying Portfolios                                         19,323,044
                                                                                                   ------------
   Net realized gain on capital gain distributions from Underlying Portfolios                        19,323,044
                                                                                                   ------------
   Net change in unrealized depreciation on:
       Investments                                                                                  (35,767,701)
                                                                                                   ------------
   Net change in unrealized depreciation on investments                                             (35,767,701)
                                                                                                   ------------
   Net realized and change in unrealized loss on investments and capital gain distributions
       from Underlying Portfolios                                                                   (16,444,657)
                                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $(15,810,735)
                                                                                                   ============

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
                                                                                   Period Ended
                                                                                  June 30, 2008*
                                                                                   (Unaudited)
                                                                                  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                          $    633,922
    Net realized gain on capital gains distributions from Underlying Portfolios      19,323,044
    Net change in unrealized depreciation on investments                            (35,767,701)
                                                                                   ------------
    Net decrease in net assets resulting from operations                            (15,810,735)
                                                                                   ------------
DISTRIBUTIONS TO SHAREHOLDERS
     Class B                                                                                 --
     Class C                                                                                 --
    From net realized gains
     Class B                                                                                 --
     Class C                                                                                 --
                                                                                   ------------
    Net decrease in net assets resulting from distributions                                  --
                                                                                   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class B                                                                          1,066,365
     Class C                                                                        334,976,167
    Net asset value of shares issued through dividend reinvestment
     Class B                                                                                 --
     Class C                                                                                 --
    Cost of shares repurchased
     Class B                                                                                 --
     Class C                                                                         (7,485,300)
                                                                                   ------------
    Net increase in net assets from capital share transactions                      328,557,232
                                                                                   ------------
TOTAL INCREASE IN NET ASSETS                                                        312,746,497
    Net assets at beginning of period                                                        --
                                                                                   ------------
    Net assets at end of period                                                    $312,746,497
                                                                                   ============
    Net assets at end of period includes undistributed net investment income       $    633,922
                                                                                   ============

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                               CLASS B
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO                                                 ----------------
                                                                                            FOR THE PERIOD
                                                                                                ENDED
                                                                                           JUNE 30, 2008(B)
                                                                                             (UNAUDITED)
                                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................      $10.00
                                                                                                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................        0.02
Net Realized/Unrealized Loss on Investments...............................................       (0.55)
                                                                                                ------
Total from Investment Operations..........................................................       (0.53)
                                                                                                ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................          --
Distributions from Net Realized Capital Gains.............................................          --
                                                                                                ------
Total Distributions.......................................................................          --
                                                                                                ------
NET ASSET VALUE, END OF PERIOD............................................................      $ 9.47
                                                                                                ======
TOTAL RETURN                                                                                     (5.30)%
Ratio of Expenses to Average Net Assets(d)................................................        0.35 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e)...............        1.47 %*
Ratio of Net Investment Income to Average Net Assets(f)...................................        1.35 %*
Portfolio Turnover Rate...................................................................         0.0 %(c)
Net Assets, End of Period (in millions)...................................................      $  1.0

                                                                                               CLASS C
                                                                                           ----------------
                                                                                            FOR THE PERIOD
                                                                                                ENDED
                                                                                           JUNE 30, 2008(B)
                                                                                             (UNAUDITED)
                                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................      $10.00
                                                                                                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................        0.05
Net Realized/Unrealized Loss on Investments...............................................       (0.59)
                                                                                                ------
Total from Investment Operations..........................................................       (0.54)
                                                                                                ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................          --
Distributions from Net Realized Capital Gains.............................................          --
                                                                                                ------
Total Distributions.......................................................................          --
                                                                                                ------
NET ASSET VALUE, END OF PERIOD............................................................      $ 9.46
                                                                                                ======
TOTAL RETURN                                                                                     (5.40)%
Ratio of Expenses to Average Net Assets(d)................................................        0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e)...............        0.80 %*
Ratio of Net Investment Income to Average Net Assets(f)...................................        2.81 %*
Portfolio Turnover Rate...................................................................         0.0 %(c)
Net Assets, End of Period (in millions)...................................................      $311.7

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2008.
(c) For the period ended 6/30/2008, the portfolio turnover is zero, due to no sales activity.
(d) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is American Funds Growth Allocation Portfolio (commenced operations on April 28, 2008), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class B and C Shares are offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in American Funds Insurance Series ("AFIS"), which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement (the "Management Agreement") with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $22,673           0.10%              All

Metropolitan Life Insurance Company (MLIC) service as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                  Expenses Deferred in
                                                  --------------------
                                                          2008
                                                          ----
              Maximum Expense Ratio under current Subject to repayment
               Expense Limitation Agreement        until December 31,
              ---------------------------------   --------------------
              Class A  Class B  Class C  Class E          2013
              -------  -------  -------  -------          ----

               0.10%*   0.35%    0.65%    0.25%*        $36,235

* Class not offered during the period.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                       Net Increase
                        Beginning                                       in Shares     Ending
                         Shares     Sales    Reinvestments Redemptions Outstanding    Shares
                        --------- ---------- ------------- ----------- ------------ ----------

 Class B

 04/28/2008-06/30/2008     --        106,881      --              --       106,881     106,881

 Class C

 04/28/2008-06/30/2008     --     33,707,123      --        (746,761)   32,960,362  32,960,362

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $348,641,801        $--            $--

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $348,641,801     $--       $(35,767,701)  $(35,767,701)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

At a meeting of the Board of Trustees of the Trust held on February 13, 2008, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") as defined in the 1940 Act, initially approved the Management Agreement between the Trust and the Manager with respect to the Portfolio.

In approving the Management Agreement with the Manager with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Portfolio by the Manager; (2) the Manager's personnel and operations;
(3) the Manager's financial condition; (4) the level and method of computing the Portfolio's management fee; (5) the anticipated profitability of the Manager under the Management Agreement; (6) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (7) the anticipated effect of growth and size on the Portfolio's performance and expenses; and (8) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Manager's affiliates, including distribution services. The Disinterested Trustees were advised by independent legal counsel throughout the process. The Board also reviewed a separate report prepared by Bobroff Consulting, Inc., an independent third party consultant, which provided a statistical analysis comparing the Portfolio's investment performance, expenses, and fees to comparable variable annuity portfolios.

The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolio, recognized the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as the investment manager to the Portfolio, including oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. Based on its consideration and review of the foregoing information, the Board determined that the Portfolio was likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

The Board also evaluated the expertise and performance of the personnel who would be overseeing the Portfolio, and compliance with the Portfolio's investment restrictions, tax and other requirements.

The Board gave substantial consideration to the proposed fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to manage the Trust. The Board also examined the fees to be paid by the Portfolio and the method of computing the Portfolio's fee. The Board also noted the Manager's commitment to the expense limitation agreement with the Portfolio. In light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees to be paid to the Manager with respect to the Portfolio was fair and reasonable. The Board also concluded that the Manager's anticipated level of profitability from its relationship with the Portfolio was reasonable.

The Board considered the effective fees under the Management Agreement and possible economies of scale that may be realized if the assets of the Portfolio grow. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent legal counsel, approved the Management Agreement with respect to the Portfolio.

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH PORTFOLIO                    FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------


During the period ended June 30, 2008, the Portfolio has a return of (4.00)% for Class A versus (8.05)% for its benchmark, the S&P 500 Index/1/.

                  AMERICAN FUNDS GROWTH PORTFOLIO MANAGED BY
               MET INVESTORS ADVISORY, LLC VS. S&P 500 INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                    American Funds
                   Growth Portfolio      S&P 500 Index/1/
                    - Class C
                   ---------------      ----------------
   04/28/2008         $10,000              $10,000
   06/30/2008           9,600                9,195


    -----------------------------------------------------
                                Cumulative Return/2/
                           (for the period ended 6/30/08)
    -----------------------------------------------------
                                       Since
                                    Inception/3/
    -----------------------------------------------------
    American Funds Growth
--  Portfolio--Class C                 -4.00%
    -----------------------------------------------------
--  S&P 500 Index/1/                   -8.05%
    -----------------------------------------------------

+The chart reflects the performance of Class C shares of the Portfolio.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             4/28/08*      6/30/08       4/28/08-6/30/08
AMERICAN FUNDS GROWTH PORTFOLIO              ------------- ------------- ---------------

  Class C
  Actual                                       $1,000.00     $  960.00        $1.10
  Hypothetical (5% return before expenses)      1,000.00      1,007.62         1.12
-------------------------------------------  ------------- ------------- ---------------

* Portfolio inception 4/28/08.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.64% for the Class C, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    -----------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    -----------------------------------------------------------------------

    INVESTMENT COMPANY SECURITY - 100.1%
    American Funds Growth Fund(a) (Cost - $25,965,342) 411,070 $22,978,839
                                                               -----------

    TOTAL INVESTMENTS - 100.1% (Cost $25,965,342)               22,978,839
                                                               -----------

    Other Assets and Liabilities (net) - (0.1)%                    (16,352)
                                                               -----------

    TOTAL NET ASSETS - 100.0%                                  $22,962,487
                                                               ===========

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $22,978,839              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $22,978,839              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                        $22,978,839
   Receivable for Trust shares sold                                           413,273
   Receivable from investment manager (Note 3)                                  8,906
                                                                          -----------
       Total assets                                                        23,401,018
                                                                          -----------
LIABILITIES
   Payables for:
       Investments purchased                                                  412,511
       Trust shares redeemed                                                      762
       Distribution and services fees--Class C                                  7,456
       Administration fee                                                       1,036
       Custodian and accounting fees                                            1,036
   Accrued expenses                                                            15,730
                                                                          -----------
       Total liabilities                                                      438,531
                                                                          -----------
NET ASSETS                                                                $22,962,487
                                                                          ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $23,987,881
   Accumulated net realized gain                                            1,947,273
   Unrealized depreciation on investments                                  (2,986,503)
   Undistributed net investment income                                         13,836
                                                                          -----------
       Total                                                              $22,962,487
                                                                          ===========
NET ASSETS
   Class C                                                                $22,962,487
                                                                          ===========
CAPITAL SHARES OUTSTANDING
   Class C                                                                  2,392,058
                                                                          ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class C                                                                $      9.60
                                                                          ===========

--------------------------------------------------------------------------------------
* Investments at cost                                                     $25,965,342

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008* (UNAUDITED)

AMERICAN FUNDS GROWTH PORTFOLIO

INVESTMENT INCOME
   Dividends from Underlying Portfolio                                                             $    25,507
                                                                                                   -----------
       Total investment income                                                                          25,507
                                                                                                   -----------
EXPENSES
   Administration fees                                                                                   1,036
   Custodian and accounting fees                                                                         1,036
   Distribution and services fees--Class C                                                               9,875
   Audit                                                                                                 4,462
   Legal                                                                                                 3,497
   Trustee fees and expenses                                                                             2,623
   Shareholder reporting                                                                                 7,935
   Insurance                                                                                               259
   Organizational expense                                                                                  519
   Other                                                                                                   525
                                                                                                   -----------
       Total expenses                                                                                   31,767
       Less expenses reimbursed by the Manager                                                         (20,096)
                                                                                                   -----------
   Net expenses                                                                                         11,671
                                                                                                   -----------
   Net investment income                                                                                13,836
                                                                                                   -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND CAPITAL GAIN
DISTRIBUTIONS FROM UNDERLYING PORTFOLIO
   Net realized gain on:
       Capital gain distributions from Underlying Portfolio                                          1,947,273
                                                                                                   -----------
   Net realized gain on capital gain distributions from Underlying Portfolio                         1,947,273
                                                                                                   -----------
   Net change in unrealized depreciation on:
       Investments                                                                                  (2,986,503)
                                                                                                   -----------
   Net change in unrealized depreciation on investments                                             (2,986,503)
                                                                                                   -----------
   Net realized and change in unrealized loss on investments and capital gain distributions
       from Underlying Portfolio                                                                    (1,039,230)
                                                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $(1,025,394)
                                                                                                   ===========

*  For the period 4/28/2008 (Commencement of operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS GROWTH PORTFOLIO
                                                                                               Period Ended
                                                                                              June 30, 2008*
                                                                                               (Unaudited)
                                                                                              --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                      $    13,836
    Net realized gain on investment and capital gain distribution from Underlying Portfolio      1,947,273
    Net change in unrealized depreciation on investments                                        (2,986,503)
                                                                                               -----------
    Net decrease in net assets resulting from operations                                        (1,025,394)
                                                                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS
     Class C                                                                                            --
    From net realized gains
     Class C                                                                                            --
                                                                                               -----------
    Net decrease in net assets resulting from distributions                                             --
                                                                                               -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class C                                                                                    24,442,482
    Net asset value of shares issued through dividend reinvestment
     Class C                                                                                            --
    Cost of shares repurchased
     Class C                                                                                      (454,601)
                                                                                               -----------
    Net increase in net assets from capital share transactions                                  23,987,881
                                                                                               -----------
TOTAL INCREASE IN NET ASSETS                                                                    22,962,487
    Net assets at beginning of period                                                                   --
                                                                                               -----------
    Net assets at end of period                                                                $22,962,487
                                                                                               ===========
    Net assets at end of period includes undistributed net investment income                   $    13,836
                                                                                               ===========

*  For the period 4/28/2008 (Commencement of operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                               CLASS C
AMERICAN FUNDS GROWTH PORTFOLIO                                                            ----------------
                                                                                            FOR THE PERIOD
                                                                                                ENDED
                                                                                           JUNE 30, 2008(B)
                                                                                             (UNAUDITED)
                                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................      $10.00
                                                                                                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................        0.01
Net Realized/Unrealized Loss on Investments...............................................       (0.41)
                                                                                                ------
Total From Investment Operations..........................................................       (0.40)
                                                                                                ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................          --
Distributions from Net Realized Capital Gains.............................................          --
                                                                                                ------
Total Distributions.......................................................................          --
                                                                                                ------
NET ASSET VALUE, END OF PERIOD............................................................      $ 9.60
                                                                                                ======
TOTAL RETURN                                                                                     (4.00)%
Ratio of Expenses to Average Net Assets After Reimbursement...............................        0.64 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates..................        1.74 %*
Ratio of Net Investment Income to Average Net Assets......................................        0.76 %*
Portfolio Turnover Rate...................................................................         0.0 %(c)
Net Assets, End of Period (in millions)...................................................      $ 23.0

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/2008.
(c) For the period ended 6/30/2008, the portfolio turnover is zero, due to no sales activity.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is American Funds Growth Portfolio (commenced operations on April 28, 2008). Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

The Trust currently offers four classes of shares: Class C Shares are offered by the Portfolio. Class A, B, and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, American Funds Growth Fund (the "Fund"), an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. As of June 30, 2008, the Portfolio owned approximately 0.08% of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - The investment in the Master Portfolio is valued at its closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager has overall responsibility for the general management and administration of each Portfolio. The Manager selects the Master Funds in which the Portfolios will invest and monitors each Master Fund's investment program. The Manager is an affiliate of MetLife. The Manager receives no compensation for its services to the Portfolios. In the event that a Portfolio were to withdraw from a Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of each Portfolio as follows:

                     % per annum  Average Daily Net Assets
                     -----------  ------------------------

                       0.75%                ALL

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                          Expenses Deferred in
                                                          --------------------
                                                                  2008
                                                                  ----
              Maximum Expense Ratio under current Expense Subject to repayment
                   Limitation Agreement                    until December 31,
              -----------------------------------------   --------------------
              Class A    Class B    Class C    Class E            2013
              -------    -------    -------    -------            ----

               0.10%*     0.35%*     0.65%      0.25%*          $20,096

* Class not offered during the period.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:


                                                                   Net Increase
                     Beginning                                      in Shares    Ending
                      Shares     Sales   Reinvestments Redemptions Outstanding   Shares
                     --------- --------- ------------- ----------- ------------ ---------

 Class C

 4/28/08-06/30/2007     --     2,437,396      --         (45,338)   2,392,058   2,392,058

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $25,965,344         $--            $--

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

            Federal       Gross         Gross
           Income Tax   Unrealized    Unrealized       Net Unrealized
              Cost     Appreciation (Depreciation)      Depreciation
           ----------- ------------ --------------     --------------

           $25,965,342     $--            $(2,986,503)  $(2,986,503)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------


During the period ended June 30, 2008, the Portfolio has a return of (6.60)% for Class A versus (7.89)% and (7.33)% for its benchmarks, the MSCI EAFE(R) Index/1/ and MSCI AC (All Country) World Index (ex-U.S.)/2/.

 AMERICAN FUNDS INTERNATIONAL PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC
                            VS. MSCI WORLD INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                                 American Funds
               MSCI EAFE          International         MSCI AC World
                 Index         Portfolio-Class B            Index
               ----------      ------------------       -------------
   04/28/2008    $10,000             $10,000                $10,000
   06/30/2008      9,211               9,340                  9,267



    -----------------------------------------------------------------
                                            Cumulative Return/3/
                                       (for the period ended 6/30/08)
    -----------------------------------------------------------------
                                                   Since
                                                Inception/4/
    -----------------------------------------------------------------
    American Funds International
--  Portfolio--Class C                             -6.60%
    -----------------------------------------------------------------
- - MSCI EAFE(R) Index/1/                          -7.89%
    -----------------------------------------------------------------
    MSCI AC (All Country) World Index
--  (ex-U.S.)/2/                                   -7.33%
    -----------------------------------------------------------------

+The chart reflects the performance of Class C shares of the Portfolio.

/1/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/The MSCI AC (All Country) World ex U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             4/28/08*      6/30/08       4/28/08-6/30/08
AMERICAN FUNDS INTERNATIONAL PORTFOLIO       ------------- ------------- ---------------

  Class C
  Actual                                       $1,000.00     $  995.00        $1.10
  Hypothetical (5% return before expenses)      1,000.00      1,007.64         1.11
-------------------------------------------  ------------- ------------- ---------------

* Portfolio inception 4/28/08.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.63% for the Class C, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).

MET INVESTORS SERIES TRUST
AMERICAN FUNDS INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   -------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   -------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITY - 100.1%
   American Funds International Fund(a) (Cost -
     $23,601,444).................................... 1,057,894 $20,258,672
                                                                -----------

   TOTAL INVESTMENTS - 100.1% (Cost $23,601,444)                 20,258,672
                                                                -----------

   Other Assets and Liabilities (net) - (0.1)%                      (11,900)
                                                                -----------

   TOTAL NET ASSETS - 100.0%                                    $20,246,772
                                                                ===========

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS INTERNATIONAL PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $20,258,672              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $20,258,672              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS INTERNATIONAL PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $20,258,672
   Receivable for Trust shares sold                                            505,014
   Receivable from investment manager (Note 3)                                   6,391
                                                                           -----------
       Total assets                                                         20,770,077
                                                                           -----------
LIABILITIES
   Payables for:
       Investments purchased                                                   483,239
       Trust shares redeemed                                                    21,775
       Distribution and services fees--Class C                                   6,635
       Administration fee                                                        1,036
       Custodian and accounting fees                                             1,036
   Accrued expenses                                                              9,584
                                                                           -----------
       Total liabilities                                                       523,305
                                                                           -----------
NET ASSETS                                                                 $20,246,772
                                                                           ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $21,453,561
   Accumulated net realized gain                                             2,111,725
   Unrealized depreciation on investments                                   (3,342,772)
   Undistributed net investment income                                          24,258
                                                                           -----------
       Total                                                               $20,246,772
                                                                           ===========
NET ASSETS
   Class C                                                                 $20,246,772
                                                                           ===========
CAPITAL SHARES OUTSTANDING
   Class C                                                                   2,167,198
                                                                           ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class C                                                                 $      9.34
                                                                           ===========

---------------------------------------------------------------------------------------
* Investments at cost                                                      $23,601,444

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008* (UNAUDITED)

AMERICAN FUNDS INTERNATIONAL PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolio                                                             $    34,809
                                                                                                   -----------
   Total investment income                                                                              34,809
                                                                                                   -----------
EXPENSES
   Administration fees                                                                                   1,036
   Custodian and accounting fees                                                                         1,036
   Distribution and services fees--Class C                                                               9,111
   Audit                                                                                                 4,462
   Legal                                                                                                 3,497
   Trustee fees and expenses                                                                             2,623
   Shareholder reporting                                                                                 1,984
   Insurance                                                                                                65
   Organizational expense                                                                                  518
   Other                                                                                                   525
                                                                                                   -----------
       Total expenses                                                                                   24,857
       Less expenses reimbursed by the Manager                                                         (14,306)
                                                                                                   -----------
   Net expenses                                                                                         10,551
                                                                                                   -----------
   Net investment income                                                                                24,258
                                                                                                   -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND CAPITAL GAIN
DISTRIBUTIONS FROM UNDERLYING PORTFOLIO
   Net realized gain (loss) on:
       Investments                                                                                    (102,302)
       Capital gain distributions from Underlying Portfolio                                          2,214,027
                                                                                                   -----------
   Net realized gain on investments and capital gain distribution from Underlying Portfolio          2,111,725
                                                                                                   -----------
   Net change in unrealized depreciation on:
       Investments                                                                                  (3,342,772)
                                                                                                   -----------
   Net change in unrealized depreciation on investments                                             (3,342,772)
                                                                                                   -----------
   Net realized and change in unrealized loss on investments and capital gain distributions
       from Underlying Portfolio                                                                    (1,231,047)
                                                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $(1,206,789)
                                                                                                   ===========

*  For the period 4/28/2008 (Commencement of operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS INTERNATIONAL PORTFOLIO
                                                                                                Period Ended
                                                                                               June 30, 2008*
                                                                                                (Unaudited)
                                                                                               --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                       $    24,258
    Net realized gain on investments and capital gain distribution from Underlying Portfolio      2,111,725
    Net change in unrealized depreciation on investments                                         (3,342,772)
                                                                                                -----------
    Net decrease in net assets resulting from operations                                         (1,206,789)
                                                                                                -----------
DISTRIBUTIONS TO SHAREHOLDERS
     Class C                                                                                             --
    From net realized gains
     Class C                                                                                             --
                                                                                                -----------
    Net decrease in net assets resulting from distributions                                              --
                                                                                                -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class C                                                                                     23,300,639
    Net asset value of shares issued through dividend reinvestment
     Class C                                                                                             --
    Cost of shares repurchased
     Class C                                                                                     (1,847,078)
                                                                                                -----------
    Net increase in net assets from capital share transactions                                   21,453,561
                                                                                                -----------
TOTAL INCREASE IN NET ASSETS                                                                     20,246,772
    Net assets at beginning of period                                                                    --
                                                                                                -----------
    Net assets at end of period                                                                 $20,246,772
                                                                                                ===========
    Net assets at end of period includes undistributed net investment income                    $    24,258
                                                                                                ===========

*  For the period 4/28/2008 (Commencement of operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE PERIOD ENDED:



AMERICAN FUNDS INTERNATIONAL PORTFOLIO
                                                                                               CLASS C
                                                                                           ----------------
                                                                                            FOR THE PERIOD
                                                                                                ENDED
                                                                                           JUNE 30, 2008(B)
                                                                                             (UNAUDITED)
                                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................      $10.00
                                                                                                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................        0.02
Net Realized/Unrealized Loss on Investments...............................................       (0.68)
                                                                                                ------
Total From Investment Operations..........................................................       (0.66)
                                                                                                ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................          --
Distributions from Net Realized Capital Gains.............................................          --
                                                                                                ------
Total Distributions.......................................................................          --
                                                                                                ------
NET ASSET VALUE, END OF PERIOD............................................................      $ 9.34
                                                                                                ======
TOTAL RETURN                                                                                     (6.60)%
Ratio of Expenses to Average Net Assets After Reimbursement...............................        0.63 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates..................        1.48 %*
Ratio of Net Investment Income to Average Net Assets......................................        1.44 %*
Portfolio Turnover Rate...................................................................         8.2 %
Net Assets, End of Period (in millions)...................................................      $ 20.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is American Funds International Portfolio (commenced operations on April 28, 2008). Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

The Trust currently offers four classes of shares: Class C Shares are offered by the Portfolio. Class A, B, and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, American Funds International Fund (the "Fund"), an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. As of June 30, 2008, the Portfolio owned approximately 0.19% of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - The investment in the Master Portfolio is valued at its closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager has overall responsibility for the general management and administration of each Portfolio. The Manager selects the Master Funds in which the Portfolios will invest and monitors each Master Fund's investment program. The Manager is an affiliate of MetLife. The Manager receives no compensation for its services to the Portfolios. In the event that a Portfolio were to withdraw from a Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of each Portfolio as follows:

                      % per annum Average Daily Net Assets
                      ----------- ------------------------

                         0.90%              ALL

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                  Expenses Deferred in
                                                  --------------------
                                                          2008
                                                          ----
              Maximum Expense Ratio under current Subject to repayment
               Expense Limitation Agreement        until December 31,
              ---------------------------------   --------------------
              Class A  Class B  Class C  Class E          2013
              -------  -------  -------  -------          ----

               0.10%*   0.35%*   0.65%    0.25%*        $14,306

* Class not offered during the period.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                    Net Increase
                      Beginning                                      in Shares    Ending
                       Shares     Sales   Reinvestments Redemptions Outstanding   Shares
                      --------- --------- ------------- ----------- ------------ ---------

 Class C

 4/28/2008-6/30/2008     --     2,358,013      --        (190,815)   2,167,198   2,167,198

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $24,608,234         $--          $904,488

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

          Federal       Gross         Gross
         Income Tax   Unrealized    Unrealized       Net Unrealized
            Cost     Appreciation (Depreciation)      Depreciation
         ----------- ------------ --------------     --------------

         $23,601,444     $--            $(3,342,772)       $(3,342,772)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

From its inception on April 28, 2008 to June 30, 2008, the American Funds Moderate Allocation Portfolio returned (3.30)% for both the Class B and C Shares. This compares to a (4.20)% return for the Dow Jones Dow Jones Moderate Global Index/1/ and a (3.68)% return for the blended benchmark. The blended benchmark for this portfolio is currently comprised of the following mix: 37% Wilshire 5000 Index/2/, 45% Lehman Brothers Universal Index/3/, 13% MSCI EAFE Index/4/, and 5% CitiGroup 90-Day T-Bill Index/5/.

ECONOMIC AND MARKET REVIEW

NOTE: ALTHOUGH THE PORTFOLIO HAS ONLY BEEN IN EXISTENCE FOR TWO MONTHS, WE ARE PROVIDING AN ECONOMIC AND MARKET REVIEW OF THE ENTIRE SIX MONTH PERIOD ENDING JUNE 30, 2008.

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/6/, eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/7/, even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index/8/. Large cap

--------
/1/ The Dow Jones Moderate Global Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ Moderate GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semi-deviation is 60% of the annualized 36 month historic semi-deviation of the Dow Jones Aggressive Global Portfolio Index (DJ Agg GPI). Stocks are represented by the DJ Agg GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index,

the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup Three Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index does not include fees or expenses and is not available for direct investment.

/7/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Standard & Poor's (S&P) 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a marketweighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The Energy sector was by far the best performing sector with a 8.8% return for the period. The Financial sector, roiled by the credit crisis, was the worst performing sector with a -29.7% return during the period.

Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a -11.0% return. On a local currency basis, foreign stocks were down even more but foreign stocks were helped by a declining dollar. As with domestic stocks, growth stocks held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of portfolios of the American Funds Insurance Series (AFIS) with a broad allocation goal of 50% in equities and 50% in fixed income. The initial allocation among the underlying portfolios was made during the past quarter to bring the Portfolio in line with its asset class goals and underlying portfolio targets.

Although the Portfolio's performance was negative during the period, it did well relative to its blended benchmark. Among the factors helping relative performance was a modest tilt to growth style stocks, which held up better than value style stocks on April 28, 2008, and a higher than target cash position in a down market for all other asset classes.

However, the primary factor for good relative performance was the good security selection of several of the underlying portfolios. The underlying portfolios that contributed the most to the relative performance were AFIS GROWTH, AFIS GOV'T/AAA SECURITIES, and AFIS GLOBAL SMALL CAP. The underlying portfolios that detracted the most from the relative performance were AFIS GROWTH-INCOME, AFIS HIGH INCOME BOND, and AFIS BOND.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                Percent of
     Description                                                Net Assets
     ---------------------------------------------------------------------
     American Funds Growth-Income Fund                            29.04%
     ---------------------------------------------------------------------
     American Funds U.S. Government/AAA--Rated Securities Fund    23.76%
     ---------------------------------------------------------------------
     American Funds Growth Fund                                   11.84%
     ---------------------------------------------------------------------
     American Funds High-Income Bond Fund                         11.12%
     ---------------------------------------------------------------------
     American Funds Bond Fund                                     10.22%
     ---------------------------------------------------------------------
     American Funds Global Bond Fund                               6.18%
     ---------------------------------------------------------------------
     American Funds International Fund                             3.91%
     ---------------------------------------------------------------------
     American Funds New World Fund                                 1.97%
     ---------------------------------------------------------------------
     American Funds Global Small Capitalization Fund               1.96%
     ---------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


            AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO MANAGED BY
   MET INVESTORS ADVISORY, LLC VS. DOW JONES MODERATE PORTFOLIO INDEX/1/ AND
                         MODERATE BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

           American Funds Balanced   Dow Jones Moderate     Moderate Blended
             Allocation Portfolio    Portfolio Index/1/       Benchmark/2/
            -----------------------  -------------------    ----------------

04/28/2008           $10,000                $10,000              $10,000
06/30/2008             9,670                  9,580                9,632



    -------------------------------------------------------------------------
                                                   Cumulative Return
                                            (for the period ended 6/30/08)/3/
    -------------------------------------------------------------------------
                                                         Since
                                                      Inception/4/
    -------------------------------------------------------------------------
    American Funds Moderate Allocation
--  Portfolio--Class B                                   -3.30%
    Class C                                              -3.30%
    -------------------------------------------------------------------------
--  Dow Jones Moderate Portfolio Index/1/                -4.20%
    -------------------------------------------------------------------------
- - Moderate Blended Benchmark/2/                        -3.68%
    -------------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of Class C shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Moderate Blended Benchmark is comprised of 40% Wilshire 5000 Equity Index, 45% Lehman Brothers Universal Index, 10% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the Index that includes floating-rate debt is the Emerging

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is

/3/"Cumulative Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                               BEGINNING     ENDING        EXPENSES PAID
                                               ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                               4/28/08*      6/30/08       4/28/08-6/30/08
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO   ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                         $1,000.00     $  967.00        $1.12
  Hypothetical (5% return before expenses)        1,000.00      1,007.61         1.14
---------------------------------------------  ------------- ------------- ---------------

  Class C(a)(b)
  Actual                                         $1,000.00     $  967.00        $0.60
  Hypothetical (5% return before expenses)        1,000.00      1,008.13         0.61
---------------------------------------------  ------------- ------------- ---------------

* Class Inception April 28, 2008.
** Expenses are equal to the Portfolio's annualized expense ratio of 1.16% and 1.46% for the Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   -------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   -------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITIES - 100.0%
   American Funds Bond Fund (Class 1)(a).............   904,695 $ 9,924,501
   American Funds Global Bond Fund (Class 1)(a)......   535,123   6,004,082
   American Funds Global Small Capitalization Fund
     (Class 1)(a)....................................    90,408   1,902,180
   American Funds Growth Fund (Class 1)(a)...........   205,708  11,499,099
   American Funds Growth-Income Fund (Class 1)(a)....   795,692  28,183,416
   American Funds High-Income Bond Fund (Class 1)(a).   952,682  10,793,889
   American Funds International Fund (Class 1)(a)....   198,329   3,798,007
   American Funds New World Fund (Class 1)(a)........    87,504   1,917,200
   American Funds U.S. Government/AAA - Rated
     Securities Fund (Class 1)(a).................... 1,956,342  23,065,269
                                                                -----------
                                                                 97,087,643
                                                                -----------
   Total Investment Company Securities (Cost
   $103,506,854)                                                 97,087,643
                                                                -----------

   TOTAL INVESTMENTS - 100.0% (Cost $103,506,854)                97,087,643
                                                                -----------

   Other Assets and Liabilities (net) - 0.0%                        (39,552)
                                                                -----------

   TOTAL NET ASSETS - 100.0%                                    $97,048,091
                                                                ===========

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $97,087,643              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $97,087,643              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $ 97,087,643
   Receivable for Trust shares sold                                           2,602,710
   Receivable from investment manager (Note 3)                                    9,084
                                                                           ------------
       Total assets                                                          99,699,437
                                                                           ------------
LIABILITIES
   Payables for:
       Investments purchased                                                  2,505,353
       Trust shares redeemed                                                     97,357
       Distribution and services fees--Class B                                      204
       Distribution and services fees--Class C                                   28,353
       Management fee (Note 3)                                                    5,236
       Administration fee                                                         1,036
       Custodian and accounting fees                                              1,036
   Accrued expenses                                                              12,771
                                                                           ------------
       Total liabilities                                                      2,651,346
                                                                           ------------
NET ASSETS                                                                 $ 97,048,091
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $ 99,981,485
   Accumulated net realized gain                                              3,112,500
   Unrealized depreciation on investments                                    (6,419,211)
   Undistributed net investment income                                          373,317
                                                                           ------------
       Total                                                               $ 97,048,091
                                                                           ============
NET ASSETS
   Class B                                                                 $    978,561
                                                                           ============
   Class C                                                                   96,069,530
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class B                                                                      101,157
                                                                           ============
   Class C                                                                    9,932,181
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class B                                                                 $       9.67
                                                                           ============
   Class C                                                                         9.67
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost                                                      $103,506,854

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008* (UNAUDITED)

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                                            $   415,169
                                                                                                   -----------
       Total investment income                                                                         415,169
                                                                                                   -----------
EXPENSES
   Management fee (Note 3)                                                                               6,519
   Administration fees                                                                                   1,036
   Custodian and accounting fees                                                                         1,036
   Distribution and services fees--Class B                                                                 436
   Distribution and services fees--Class C                                                              34,897
   Audit                                                                                                 4,462
   Legal                                                                                                 3,497
   Trustee fees and expenses                                                                             2,623
   Shareholder reporting                                                                                 5,423
   Insurance                                                                                               259
   Organizational expense                                                                                  518
   Other                                                                                                   526
                                                                                                   -----------
       Total expenses                                                                                   61,232
       Less expenses reimbursed by the Manager                                                         (19,380)
                                                                                                   -----------
   Net expenses                                                                                         41,852
                                                                                                   -----------
   Net investment income                                                                               373,317
                                                                                                   -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND CAPITAL GAINS
FROM UNDERLYING PORTFOLIOS
   Net realized gain on:
       Capital gain distributions from Underlying Portfolios                                         3,112,500
                                                                                                   -----------
   Net realized gain on capital gain distribution from Underlying Portfolios                         3,112,500
                                                                                                   -----------
   Net change in unrealized depreciation on:
       Investments                                                                                  (6,419,211)
                                                                                                   -----------
   Net change in unrealized depreciation on investments                                             (6,419,211)
                                                                                                   -----------
   Net realized and change in unrealized loss on investments and capital gain distribution
       from Underlying Portfolios                                                                   (3,306,711)
                                                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $(2,933,394)
                                                                                                   ===========

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO
                                                                                Period Ended
                                                                               June 30, 2008*
                                                                                (Unaudited)
                                                                               --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $    373,317
    Net realized gain on capital gains from Underlying Portfolios                  3,112,500
    Net change in unrealized depreciation on investments                          (6,419,211)
                                                                                ------------
    Net decrease in net assets resulting from operations                          (2,933,394)
                                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS
     Class B                                                                              --
     Class C                                                                              --
    From net realized gains
     Class B                                                                              --
     Class C                                                                              --
                                                                                ------------
    Net decrease in net assets resulting from distributions                               --
                                                                                ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class B                                                                       1,012,372
     Class C                                                                     101,665,929
    Net asset value of shares issued through dividend reinvestment
     Class B                                                                              --
     Class C                                                                              --
    Cost of shares repurchased
     Class B                                                                          (1,105)
     Class C                                                                      (2,695,711)
                                                                                ------------
    Net increase in net assets from capital share transactions                    99,981,485
                                                                                ------------
TOTAL INCREASE IN NET ASSETS                                                      97,048,091
    Net assets at beginning of period                                                     --
                                                                                ------------
    Net assets at end of period                                                 $ 97,048,091
                                                                                ============
    Net assets at end of period includes undistributed net investment income    $    373,317
                                                                                ============

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                               CLASS B
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO                                               ----------------
                                                                                            FOR THE PERIOD
                                                                                                ENDED
                                                                                           JUNE 30, 2008(B)
                                                                                             (UNAUDITED)
                                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................      $10.00
                                                                                                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................        0.05
Net Realized/Unrealized Loss on Investments...............................................       (0.38)
                                                                                                ------
Total From Investment Operations..........................................................       (0.33)
                                                                                                ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................          --
Distributions from Net Realized Capital Gains.............................................          --
                                                                                                ------
Total Distributions.......................................................................          --
                                                                                                ------
NET ASSET VALUE, END OF PERIOD............................................................      $ 9.67
                                                                                                ======
TOTAL RETURN                                                                                     (3.30)%
Ratio of Expenses to Average Net Assets After Reimbursement(d)............................        0.35 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e)...............        1.47 %*
Ratio of Net Investment Income to Average Net Assets(f)...................................        2.56 %*
Portfolio Turnover Rate...................................................................         0.0 %(c)
Net Assets, End of Period (in millions)...................................................      $  1.0

                                                                                               CLASS C
                                                                                           ----------------
                                                                                            FOR THE PERIOD
                                                                                                ENDED
                                                                                           JUNE 30, 2008(B)
                                                                                             (UNAUDITED)
                                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................      $10.00
                                                                                                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................        0.10
Net Realized/Unrealized Loss on Investments...............................................       (0.43)
                                                                                                ------
Total From Investment Operations..........................................................       (0.33)
                                                                                                ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................          --
Distributions from Net Realized Capital Gains.............................................          --
                                                                                                ------
Total Distributions.......................................................................          --
                                                                                                ------
NET ASSET VALUE, END OF PERIOD............................................................      $ 9.67
                                                                                                ======
TOTAL RETURN                                                                                     (3.30)%
Ratio of Expenses to Average Net Assets After Reimbursement(d)............................        0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e)...............        0.92 %*
Ratio of Net Investment Income to Average Net Assets(f)...................................        5.81 %*
Portfolio Turnover Rate...................................................................         0.0 %(c)
Net Assets, End of Period (in millions)...................................................      $ 96.1

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2008.
(c) For the period ended 6/30/2008, the portfolio turnover is zero, due to no sales activity.
(d) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is American Funds Moderate Allocation Portfolio (commenced operations on April 28, 2008), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class B and C Shares are offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in American Funds Insurance Series ("AFIS"), which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement (the "Management Agreement") with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                  $6,519           0.10%              ALL

Metropolitan Life Insurance Company (MLIC) service as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                  Expenses Deferred in
                                                  --------------------
                                                          2008
                                                          ----
                                                  Subject to repayment
              Maximum Expense Ratio under current  until December 31,
               Expense Limitation Agreement       --------------------
              Class A  Class B  Class C  Class E          2013
              -------  -------  -------  -------          ----

               0.10%*   0.35%    0.65%    0.25%*        $19,380

* Class not offered during the period.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                       Net Increase
                        Beginning                                       in Shares    Ending
                         Shares     Sales    Reinvestments Redemptions Outstanding   Shares
                        --------- ---------- ------------- ----------- ------------ ---------

 Class B

 04/28/2008-06/30/2008     --        101,269      --            (112)     101,157     101,157

 Class C

 04/28/2008-06/30/2008     --     10,202,785      --        (270,604)   9,932,181   9,932,181

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $103,506,854        $--            $--

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $103,506,854     $--       $(6,149,211)   $(6,149,211)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

At a meeting of the Board of Trustees of the Trust held on February 13, 2008, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") as defined in the 1940 Act, initially approved the Management Agreement between the Trust and the Manager with respect to the Portfolio.

In approving the Management Agreement with the Manager with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Portfolio by the Manager; (2) the Manager's personnel and operations;
(3) the Manager's financial condition; (4) the level and method of computing the Portfolio's management fee; (5) the anticipated profitability of the Manager under the Management Agreement; (6) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (7) the anticipated effect of growth and size on the Portfolio's performance and expenses; and (8) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Manager's affiliates, including distribution services. The Disinterested Trustees were advised by independent legal counsel throughout the process. The Board also reviewed a separate report prepared by Bobroff Consulting, Inc., an independent third party consultant, which provided a statistical analysis comparing the Portfolio's investment performance, expenses, and fees to comparable variable annuity portfolios.

The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolio, recognized the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as the investment manager to the Portfolio, including oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. Based on its consideration and review of the foregoing information, the Board determined that the Portfolio was likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

The Board also evaluated the expertise and performance of the personnel who would be overseeing the Portfolio, and compliance with the Portfolio's investment restrictions, tax and other requirements.

The Board gave substantial consideration to the proposed fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to manage the Trust. The Board also examined the fees to be paid by the Portfolio and the method of computing the Portfolio's fee. The Board also noted the Manager's commitment to the expense limitation agreement with the Portfolio. In light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees to be paid to the Manager with respect to the Portfolio was fair and reasonable. The Board also concluded that the Manager's anticipated level of profitability from its relationship with the Portfolio was reasonable.

The Board considered the effective fees under the Management Agreement and possible economies of scale that may be realized if the assets of the Portfolio grow. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent legal counsel, approved the Management Agreement with respect to the Portfolio.

--------------------------------------------------------------------------------
BATTERYMARCH GROWTH AND INCOME PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

During the period ended June 30, 2008, the Portfolio has a return of (9.90)% for Class A versus (11.91)% for its benchmark, the S&P 500(R) Index/1/.

PORTFOLIO REVIEW

In keeping with our process which focuses on bottom-up stock selection, this was the major contributor to relative outperformance. Stock selection in the materials and financials sectors were key contributors. Two names in the materials sector which are not in the benchmark were the greatest contributors:
Mosaic Co. and Cleveland Cliffs, Inc. returned approximately 50% and 100%, respectively for the period. Stock selection in Health Care and Health Care Services detracted, primarily due to holdings in Humana, Inc. and Wellpoint, Inc. which suffered from pricing problems and had negative returns of over 45% for the period.

Sector over and underweights contributed to relative performance as well. We remained underweight to financials and overweight energy, both of which were major contributors. An overweight to health care services detracted from performance given that sector was the worst performing in the benchmark, thanks again to Humana and Wellpoint.

MARKET ENVIRONMENT/CONDITIONS

The Federal Reserve began 2008 by taking aggressive action during the first quarter to lower interest rates and stabilize financials markets through emergency rate cuts and liquidity measures. These temporary interventions boosted investor sentiment and served to disconnect investor expectations from underlying stock fundamentals. These temporary dislocations caused dramatic swings in equity prices following Fed actions. Our stock selection model had a difficult time in the face of these exogenous events but performed well in the second quarter as the dollar stabilized and markets returned to fundamentals. In June markets reacted to renewed credit concerns within the Financials sectors. U.S. consumer confidence plummeted to its weakest point in more than 15 years, as declines in the housing market persisted and oil and food prices rose.

Energy and energy services were two of only three positive sectors for the period (the third being transportation), boosted by a weaker dollar. Consumer credit problems continued to weigh down financials and the consumer-related sectors. The transition from Value to Growth continued during the period, with Growth stocks more clearly returning to leadership: Growth stocks outperformed Value stocks across all market cap segments in the second quarter. In a reversal of trend, the Russell 2000(R) Index/2/ outperformed the Russell 1000(R) Index/3/ (+.25% versus (2.37)%, respectively) during the quarter.

CURRENT OUTLOOK/STRATEGY

The market continues to exhibit uncertainty, particularly on how the Fed will deal with the combination of inflation and slow economic growth. Raising interest rates could stall growth and further damage the housing market, while lowering interest rates runs the risk of further dollar weakness and higher inflation. While the consensus is pricing in a rate hike, a significant reversal from May, the timing is uncertain and the Fed could well be on hold until after the presidential election in November. In the meantime, consumers are becoming more cautious on spending as they find themselves caught between declines in home values and increases in energy and food prices.

Our stock selection model continues to prefer stocks and sectors with demonstrated growth as reflected by pricing power and export sales stemming from a weak dollar, such as within the energy, energy services and materials sectors. Conversely, the model does not favorably rank those stocks and sectors that lack pricing power or are experiencing financial losses, such as in the consumer cyclicals and financial sectors.

YU-NIEN (CHARLES) KO, CFA AND STEPHEN A. LANZENDORF, CFA
Senior Portfolio Managers and Co-Directors of the U.S. Investment team BATTERYMARCH FINANCIAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 2000(R) Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $1.125 billion; the median market capitalization was approximately $520 million. The largest company in the index had a market capitalization of $2.751 billion. The index does not include fees or expenses and is not available for direct investment.


/3/ The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $83.595 billion; the median market capitalization was approximately $5.432 billion. The smallest company in the index had a market capitalization of $1.363 billion. The index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BATTERYMARCH GROWTH AND INCOME PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Exxon Mobil Corp.                        4.54%
               -------------------------------------------------
               Microsoft Corp.                          2.67%
               -------------------------------------------------
               Chevron Corp.                            2.31%
               -------------------------------------------------
               Wal-Mart Stores, Inc.                    2.29%
               -------------------------------------------------
               International Business Machines Corp.    2.13%
               -------------------------------------------------
               AT&T, Inc.                               2.05%
               -------------------------------------------------
               Hewlett-Packard Co.                      1.56%
               -------------------------------------------------
               Oracle Corp.                             1.48%
               -------------------------------------------------
               ConocoPhillips                           1.48%
               -------------------------------------------------
               Intel Corp.                              1.36%
               -------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                [CHART]

Basic Materials                 4.3%
Communications                 10.9%
Cyclical                        6.9%
Non-Cyclical                   20.0%
Energy                         18.3%
Financials                     10.4%
Industrials                    11.1%
Technology                     15.3%
Utilities                       2.8%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BATTERYMARCH GROWTH AND INCOME PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


              BATTERYMARCH GROWTH AND INCOME PORTFOLIO MANAGED BY
        BATTERYMARCH FINANCIAL MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/
                           Growth Based on $10,000+

                                 [CHART]

                    Batterymarch Growth
                    and Income Portfolio           S&P 500/(R)/
                         - Class A                   Index/1/
                    --------------------           ------------
    12/31/1997             $10,000                    $10,000
    12/31/1998              12,873                     12,558
    12/31/1999              15,670                     15,200
    12/30/2000              13,706                     13,815
    12/31/2001              11,531                     12,173
    12/31/2002               9,024                      9,483
    12/31/2003              11,386                     12,203
    12/30/2004              12,640                     13,530
    12/31/2005              13,210                     14,195
    12/31/2006              15,085                     16,439
    12/31/2007              15,058                     17,341
    06/30/2008              11,708                     15,276




    ------------------------------------------------------------------------
                                      Average Annual Return/2/
                                   (for the period ended 6/30/08)
    ------------------------------------------------------------------------
                                                                   Since
                         6 Months 1 Year  3 Year 5 Year 10 Year Inception/3/
    ------------------------------------------------------------------------
    Batterymarch
    Growth
    and Income
    Portfolio--
--  Class A               -9.90%  -10.01% 5.62%  8.03%   2.21%     8.60%
    ------------------------------------------------------------------------
- - S&P 500(R) Index/1/  -11.91%  -13.12% 4.41%  7.58%   2.88%    11.33%
    ------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 5/16/83. Index returns are based on an inception date of 5/16/83. On May 1, 2006, the assets of The Travelers Growth and Income Stock Account for Variable Annuities were transferred to the Portfolio. The historical performance prior to this period is the performance of the Portfolio's predecessor insurance company separate account managed by an entity which became an affiliate of the Advisor in December 2005 using the same investment objective and similar investment strategies as the Portfolio. The separate account's performance reflects all expenses including Contract charges since such charges were not separately stated from other account expenses. Subsequent to May 1, 2006, the Portfolio's performance will not reflect Contract charges. If Contract charges had been excluded from the performance calculations, the performance numbers would have been higher. Prior to May 1, 2006, the Portfolio was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
BATTERYMARCH GROWTH AND INCOME PORTFOLIO     ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  901.00       $3.07
  Hypothetical (5% return before expenses)      1,000.00      1,021.63        3.27
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    -----------------------------------------------------------------------
                                                                 VALUE
    SECURITY DESCRIPTION                               SHARES   (NOTE 2)
    -----------------------------------------------------------------------

    COMMON STOCKS - 98.5%
    AEROSPACE & DEFENSE - 3.9%
    Boeing Co. (The).................................. 12,741 $     837,339
    General Dynamics Corp............................. 19,916     1,676,927
    Honeywell International, Inc...................... 43,566     2,190,498
    Lockheed Martin Corp.............................. 24,963     2,462,850
    Northrop Grumman Corp............................. 23,399     1,565,393
    Precision Castparts Corp.......................... 10,056       969,097
    Raytheon Co....................................... 31,916     1,796,232
    United Technologies Corp.......................... 46,581     2,874,048
                                                              -------------
                                                                 14,372,384
                                                              -------------
    AIR FREIGHT & LOGISTICS - 0.2%
    United Parcel Service, Inc. - Class B............. 11,210       689,079
                                                              -------------
    AUTOMOBILES - 0.2%
    Daimler AG........................................ 15,100       931,217
                                                              -------------
    BEVERAGES - 2.6%
    Anheuser-Busch Cos., Inc.......................... 12,900       801,348
    Coca-Cola Co...................................... 83,150     4,322,137
    Constellation Brands, Inc.*....................... 64,800     1,286,928
    PepsiAmericas, Inc................................ 14,500       286,810
    PepsiCo, Inc...................................... 26,092     1,659,190
    Pepsi Bottling Group, Inc. (The).................. 48,200     1,345,744
                                                              -------------
                                                                  9,702,157
                                                              -------------
    BIOTECHNOLOGY - 1.3%
    Amgen, Inc.*...................................... 18,141       855,529
    Biogen Idec, Inc.*................................ 43,500     2,431,215
    BioMarin Pharmaceutical, Inc.*(a)................. 21,000       608,580
    Gilead Sciences, Inc.*............................ 15,126       800,922
                                                              -------------
                                                                  4,696,246
                                                              -------------
    CAPITAL MARKETS - 2.2%
    Bank of New York Mellon Corp...................... 37,287     1,410,567
    Goldman Sachs Group, Inc. (The)................... 17,931     3,136,132
    Merrill Lynch & Co., Inc.(a)...................... 13,962       442,735
    Morgan Stanley.................................... 17,482       630,576
    Northern Trust Corp............................... 16,100     1,103,977
    Raymond James Financial, Inc...................... 30,400       802,256
    State Street Corp................................. 10,425       667,096
                                                              -------------
                                                                  8,193,339
                                                              -------------
    CHEMICALS - 2.0%
    Agrium, Inc....................................... 22,400     2,408,896
    Dow Chemical Co. (The)(a)......................... 15,717       548,680
    E.I. du Pont de Nemours & Co.(a).................. 32,096     1,376,597
    Mosaic Co. (The)*................................. 10,400     1,504,880
    Potash Corp. of Saskatchewan, Inc.................  6,850     1,565,705
                                                              -------------
                                                                  7,404,758
                                                              -------------
    COMMERCIAL BANKS - 1.5%
    Bank of Nova Scotia............................... 24,400     1,118,008
    Cullen/Frost Bankers, Inc.(a)..................... 28,500     1,420,725

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMERCIAL BANKS - CONTINUED
    U.S. Bancorp(a)...................................  27,979 $     780,334
    Wachovia Corp.(a).................................  30,823       478,681
    Wells Fargo & Co..................................  74,944     1,779,920
                                                               -------------
                                                                   5,577,668
                                                               -------------
    COMMERCIAL SERVICES & SUPPLIES - 0.9%
    Allied Waste Industries, Inc.*.................... 124,130     1,566,521
    Brink's Co. (The).................................  11,000       719,620
    Manpower, Inc.....................................  11,900       693,056
    R.R. Donnelley & Sons Co..........................  16,000       475,040
                                                               -------------
                                                                   3,454,237
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 3.5%
    Brocade Communications Systems, Inc.*............. 147,900     1,218,696
    Cisco Systems, Inc.*.............................. 197,204     4,586,965
    Corning, Inc......................................  76,564     1,764,800
    Harris Corp.......................................  84,370     4,259,842
    QUALCOMM, Inc.....................................  27,352     1,213,608
                                                               -------------
                                                                  13,043,911
                                                               -------------
    COMPUTERS & PERIPHERALS - 6.8%
    Apple, Inc.*......................................  27,162     4,548,005
    Dell, Inc.*.......................................  41,904       916,859
    Hewlett-Packard Co................................ 131,246     5,802,386
    International Business Machines Corp..............  66,743     7,911,048
    NCR Corp.*........................................  39,600       997,920
    Seagate Technology................................  60,300     1,153,539
    Western Digital Corp.*............................ 110,300     3,808,659
                                                               -------------
                                                                  25,138,416
                                                               -------------
    CONSTRUCTION & ENGINEERING - 0.3%
    Chicago Bridge & Iron Co. N.V.....................  13,200       525,624
    Fluor Corp........................................   3,400       632,672
                                                               -------------
                                                                   1,158,296
                                                               -------------
    CONSUMER FINANCE - 0.2%
    American Express Co...............................  18,700       704,429
                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES - 1.8%
    Bank of America Corp..............................  73,687     1,758,909
    Citigroup, Inc....................................  82,345     1,380,102
    JPMorgan Chase & Co............................... 109,143     3,744,696
                                                               -------------
                                                                   6,883,707
                                                               -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
    AT&T, Inc......................................... 225,676     7,603,024
    CenturyTel, Inc...................................  32,479     1,155,928
    Embarq Corp.......................................  26,310     1,243,674
    Verizon Communications, Inc....................... 128,305     4,541,997
    Windstream Corp.(a)............................... 247,010     3,048,103
                                                               -------------
                                                                  17,592,726
                                                               -------------
    ELECTRIC UTILITIES - 2.1%
    American Electric Power Co., Inc..................  56,200     2,260,926
    Edison International..............................  51,750     2,658,915

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    ELECTRIC UTILITIES - CONTINUED
    Exelon Corp.......................................  10,560 $     949,978
    FPL Group, Inc....................................   4,500       295,110
    Hawaiian Electric Industries, Inc.(a).............  27,300       675,129
    NSTAR.............................................  30,500     1,031,510
                                                               -------------
                                                                   7,871,568
                                                               -------------
    ELECTRICAL EQUIPMENT & SERVICES - 0.6%
    Emerson Electric Co...............................  44,500     2,200,525
                                                               -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
    Tech Data Corp.*..................................  35,200     1,192,928
    Tyco Electronics, Ltd.............................  12,700       454,914
                                                               -------------
                                                                   1,647,842
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 3.6%
    Halliburton Co....................................  42,826     2,272,776
    National-Oilwell Varco, Inc.*.....................  26,430     2,344,870
    Noble Corp........................................  37,160     2,413,913
    Schlumberger, Ltd.................................  19,186     2,061,152
    Superior Energy Services, Inc.*...................  28,000     1,543,920
    Transocean, Inc...................................  17,715     2,699,589
                                                               -------------
                                                                  13,336,220
                                                               -------------
    FOOD & STAPLES RETAILING - 4.5%
    BJ's Wholesale Club, Inc.*(a).....................  22,760       880,812
    Burger King Holdings, Inc.........................  73,780     1,976,566
    Costco Wholesale Corp.............................   7,327       513,916
    CVS Caremark Corp.................................  71,300     2,821,341
    Safeway, Inc......................................  70,160     2,003,068
    Wal-Mart Stores, Inc.............................. 151,620     8,521,044
                                                               -------------
                                                                  16,716,747
                                                               -------------
    FOOD PRODUCTS - 0.4%
    Bunge, Ltd........................................   8,900       958,441
    J.M. Smucker Co. (The)............................  14,100       573,024
                                                               -------------
                                                                   1,531,465
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
    Beckman Coulter, Inc..............................  31,600     2,133,948
    Hospira, Inc.*....................................  32,100     1,287,531
    Kinetic Concepts, Inc.*(a)........................  21,600       862,056
    Medtronic, Inc....................................  18,500       957,375
                                                               -------------
                                                                   5,240,910
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 1.4%
    Aetna, Inc........................................  20,954       849,266
    CIGNA Corp........................................  33,550     1,187,334
    Humana, Inc.*.....................................  46,206     1,837,612
    UnitedHealth Group, Inc...........................  47,355     1,243,069
                                                               -------------
                                                                   5,117,281
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 0.8%
    Bally Technologies, Inc.*(a)......................  26,800       905,840
    Darden Restaurants, Inc.(a).......................  23,200       741,008
    McDonald's Corp...................................  26,258     1,476,225
                                                               -------------
                                                                   3,123,073
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    HOUSEHOLD DURABLES - 0.6%
    Snap-On, Inc......................................  30,000 $   1,560,300
    Tupperware Brands Corp............................  20,000       684,400
                                                               -------------
                                                                   2,244,700
                                                               -------------
    HOUSEHOLD PRODUCTS - 1.1%
    Colgate-Palmolive Co..............................   5,600       386,960
    Procter & Gamble Co. (The)........................  59,722     3,631,695
                                                               -------------
                                                                   4,018,655
                                                               -------------
    INDUSTRIAL CONGLOMERATES - 1.5%
    3M Co.............................................  11,661       811,489
    General Electric Co............................... 164,904     4,401,288
    Tyco International, Ltd...........................   5,904       236,396
                                                               -------------
                                                                   5,449,173
                                                               -------------
    INSURANCE - 2.9%
    AFLAC, Inc........................................  21,000     1,318,800
    Allstate Corp. (The)..............................   9,200       419,428
    American International Group, Inc.................  41,836     1,106,981
    Assurant, Inc.....................................  30,800     2,031,568
    Chubb Corp. (The).................................  61,840     3,030,778
    Fairfax Financial Holdings, Ltd.(a)...............   2,000       507,800
    Prudential Financial, Inc.........................   7,436       444,227
    Travelers Cos., Inc. (The)........................  42,300     1,835,820
                                                               -------------
                                                                  10,695,402
                                                               -------------
    INTERNET SOFTWARE & SERVICES - 1.0%
    eBay, Inc.*.......................................  23,047       629,874
    Google, Inc. - Class A*...........................   5,900     3,105,878
                                                               -------------
                                                                   3,735,752
                                                               -------------
    IT SERVICES - 1.4%
    Accenture, Ltd. - Class A.........................  63,480     2,584,906
    Computer Sciences Corp.*..........................  32,400     1,517,616
    Hewitt Associates, Inc. - Class A*................  24,500       939,085
                                                               -------------
                                                                   5,041,607
                                                               -------------
    LEISURE EQUIPMENT & PRODUCTS - 0.4%
    Hasbro, Inc.......................................  41,640     1,487,381
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 1.0%
    Applera Corp......................................  29,800       997,704
    Invitrogen Corp.*(a)..............................  25,800     1,012,908
    PerkinElmer, Inc..................................  60,850     1,694,672
                                                               -------------
                                                                   3,705,284
                                                               -------------
    MACHINERY - 0.8%
    Caterpillar, Inc.(a)..............................  23,850     1,760,607
    Deere & Co........................................  15,800     1,139,654
                                                               -------------
                                                                   2,900,261
                                                               -------------
    MEDIA - 1.8%
    Comcast Corp. - Class A...........................  33,970       644,411
    E.W. Scripps Co.(a)...............................  17,400       722,796
    News Corp. - Class A..............................  88,386     1,329,325

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    MEDIA - CONTINUED
    Shaw Communications, Inc. - Class B...............  26,250 $     534,450
    Time Warner, Inc..................................  58,935       872,238
    Walt Disney Co. (The).............................  80,430     2,509,416
                                                               -------------
                                                                   6,612,636
                                                               -------------
    METALS & MINING - 2.2%
    Alcoa, Inc........................................  18,700       666,094
    Cleveland-Cliffs, Inc.............................  18,600     2,216,934
    Freeport-McMoRan Copper & Gold, Inc.,.............  20,100     2,355,519
    Nucor Corp........................................  15,959     1,191,658
    Steel Dynamics, Inc...............................  27,600     1,078,332
    United States Steel Corp..........................   3,600       665,208
                                                               -------------
                                                                   8,173,745
                                                               -------------
    MULTI-UTILITIES - 0.6%
    CMS Energy Corp.(a)...............................  45,500       677,950
    Dominion Resources, Inc...........................  33,300     1,581,417
                                                               -------------
                                                                   2,259,367
                                                               -------------
    MULTILINE RETAIL - 0.2%
    Target Corp.......................................  12,817       595,862
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 14.8%
    Apache Corp.......................................  17,500     2,432,500
    Canadian Natural Resources, Ltd...................   7,625       764,406
    Chesapeake Energy Corp.(a)........................  31,395     2,070,814
    Chevron Corp......................................  86,594     8,584,063
    ConocoPhillips....................................  58,158     5,489,534
    Devon Energy Corp.................................  20,575     2,472,292
    El Paso Corp.(a).................................. 128,520     2,794,025
    EOG Resources, Inc................................   6,250       820,000
    Exxon Mobil Corp.................................. 191,129    16,844,199
    Frontline, Ltd.(a)................................  19,210     1,340,474
    Hess Corp.........................................  10,300     1,299,757
    Nexen, Inc........................................   3,600       143,100
    Noble Energy, Inc.................................  12,700     1,277,112
    Occidental Petroleum Corp.........................  34,686     3,116,884
    Petro-Canada......................................  64,700     3,607,025
    Williams Cos., Inc. (The).........................  44,050     1,775,655
                                                               -------------
                                                                  54,831,840
                                                               -------------
    PERSONAL PRODUCTS - 1.0%
    Estee Lauder Companies, Inc - Class A(a)..........  55,500     2,577,975
    Herbalife, Ltd.(a)................................  30,600     1,185,750
                                                               -------------
                                                                   3,763,725
                                                               -------------
    PHARMACEUTICALS - 7.3%
    Abbott Laboratories...............................  35,079     1,858,135
    Bristol-Myers Squibb Co........................... 100,375     2,060,699
    Eli Lilly & Co....................................  36,476     1,683,732
    Endo Pharmaceuticals Holdings, Inc.*..............  70,700     1,710,233
    Johnson & Johnson.................................  66,854     4,301,386
    King Pharmaceuticals, Inc.*....................... 201,000     2,104,470

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    PHARMACEUTICALS - CONTINUED
    Merck & Co., Inc..................................  80,020 $   3,015,954
    Perrigo Co.(a)....................................  69,360     2,203,567
    Pfizer, Inc....................................... 214,906     3,754,408
    Schering-Plough Corp..............................  83,400     1,642,146
    Watson Pharmaceuticals, Inc.*(a)..................  65,500     1,779,635
    Wyeth.............................................  22,051     1,057,566
                                                               -------------
                                                                  27,171,931
                                                               -------------
    REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
    Annaly Mortgage Management, Inc................... 112,100     1,738,671
    Equity Residential................................  14,200       543,434
                                                               -------------
                                                                   2,282,105
                                                               -------------
    ROAD & RAIL - 1.5%
    Burlington Northern Santa Fe Corp.................  14,600     1,458,394
    Ryder System, Inc.(a).............................  24,900     1,715,112
    Union Pacific Corp................................  31,600     2,385,800
                                                               -------------
                                                                   5,559,306
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
    Altera Corp.......................................  50,820     1,051,974
    Intel Corp........................................ 234,909     5,045,845
    Teradyne, Inc.*................................... 101,200     1,120,284
    Texas Instruments, Inc............................  69,374     1,953,572
                                                               -------------
                                                                   9,171,675
                                                               -------------
    SOFTWARE - 5.1%
    BMC Software, Inc.*...............................  88,105     3,171,780
    Microsoft Corp.................................... 359,920     9,901,399
    Novell, Inc.*.....................................  83,400       491,226
    Oracle Corp.*..................................... 262,600     5,514,600
                                                               -------------
                                                                  19,079,005
                                                               -------------
    SPECIALTY RETAIL - 0.3%
    Home Depot, Inc. (The)............................  27,228       637,680
    Ross Stores, Inc..................................  17,400       618,048
                                                               -------------
                                                                   1,255,728
                                                               -------------
    TEXTILES, APPAREL & LUXURY GOODS - 0.6%
    NIKE, Inc. - Class B..............................  34,690     2,067,871
                                                               -------------
    THRIFTS & MORTGAGE FINANCE - 0.7%
    Hudson City Bancorp, Inc.......................... 158,100     2,637,108
                                                               -------------
    TOBACCO - 1.3%
    Altria Group, Inc.................................  67,825     1,394,482
    Philip Morris International, Inc..................  67,825     3,349,877
                                                               -------------
                                                                   4,744,359
                                                               -------------
    Total Common Stocks (Cost $347,637,144)                      365,812,679
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                       PAR          VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 8.7%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/08 at 1.100% to be
   repurchased at $5,380,164.39 on 07/01/08
   collateralized by $5,250,000 FHLMC at 5.250%
   due 04/18/16 with a value of $5,492,813......... $ 5,380,000 $   5,380,000
 State Street Navigator Securities Lending Prime
   Portfolio(b)....................................  27,061,001    27,061,001
                                                                -------------
 Total Short-Term Investments (Cost $32,441,001)                   32,441,001
                                                                -------------

 TOTAL INVESTMENTS - 107.2% (Cost $380,078,145)                   398,253,680
                                                                -------------

 Other Assets and Liabilities (net) - (7.2)%                      (26,885,854)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 371,367,826
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $371,192,679              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $371,192,679              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

BATTERYMARCH GROWTH AND INCOME PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $365,812,679
   Repurchase Agreement                                                         5,380,000
   Cash                                                                               112
   Collateral for securities on loan                                           27,061,001
   Receivable for investments sold                                              2,318,884
   Receivable for Trust shares sold                                                    30
   Dividends receivable                                                           471,535
   Interest receivable                                                                164
   Receivable from investment manager (Note 3)                                     30,863
                                                                             ------------
       Total assets                                                           401,075,268
                                                                             ------------
LIABILITIES
   Due to bank
   Payables for:
       Investments purchased                                                    2,164,685
       Trust shares redeemed                                                      152,255
       Collateral for securities on loan                                       27,061,001
       Management fee (Note 3)                                                    206,526
       Administration fee                                                           2,150
       Custodian and accounting fees                                               20,961
   Accrued expenses                                                                99,864
                                                                             ------------
       Total liabilities                                                       29,707,442
                                                                             ------------
NET ASSETS                                                                   $371,367,826
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $359,818,213
   Accumulated net realized loss                                               (9,133,225)
   Unrealized appreciation on investments and foreign currency                 18,175,359
   Undistributed net investment income                                          2,507,479
                                                                             ------------
       Total                                                                 $371,367,826
                                                                             ============
NET ASSETS
   Class A                                                                   $371,367,826
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     21,213,090
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $      17.51
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $347,637,144

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)


BATTERYMARCH GROWTH AND INCOME PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                                    $  3,669,481
    Interest (2)                                                                          107,967
                                                                                     ------------
       Total investment income                                                          3,777,448
                                                                                     ------------
EXPENSES
    Management fee (Note 3)                                                             1,271,298
    Administration fees                                                                    13,458
    Custodian and accounting fees                                                           9,062
    Audit                                                                                  18,728
    Legal                                                                                  12,290
    Trustee fees and expenses                                                               7,957
    Shareholder reporting                                                                  18,676
    Insurance                                                                               2,182
    Other                                                                                   2,517
                                                                                     ------------
       Total expenses                                                                   1,356,168
       Less expenses reimbursed by the Manager                                            (83,576)
       Less broker commission recapture                                                    (1,864)
                                                                                     ------------
    Net expenses                                                                        1,270,728
                                                                                     ------------
    Net investment income                                                               2,506,720
                                                                                     ------------
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized Loss on:
       Investments                                                                     (6,139,135)
       Foreign currency                                                                      (826)
                                                                                     ------------
    Net realized Loss on investments and foreign currency                              (6,139,961)
                                                                                     ------------
    Net change in unrealized depreciation on:
       Investments                                                                    (39,243,340)
       Foreign currency                                                                      (158)
                                                                                     ------------
    Net change in unrealized depreciation on investments and foreign currency         (39,243,498)
                                                                                     ------------
    Net realized and change in unrealized loss on investments and foreign currency    (45,383,459)
                                                                                     ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $(42,876,739)
                                                                                     ============

--------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                           $     22,314
(2)Interest income includes securities lending income of:                                  89,762

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

BATTERYMARCH GROWTH AND INCOME PORTFOLIO
                                                                                Period Ended   Year Ended
                                                                                June 30, 2008 December 31,
                                                                                 (Unaudited)      2007
                                                                                ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $  2,506,720  $  5,027,595
    Net realized gain (loss) on investments and foreign currency                  (6,139,961)   50,064,452
    Net change in unrealized depreciation on investments and foreign currency    (39,243,498)  (19,100,728)
                                                                                ------------  ------------
    Net increase (decrease) in net assets resulting from operations              (42,876,739)   35,991,319
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                      (4,974,136)   (4,128,223)
    From net realized gains
     Class A                                                                     (49,532,248)  (32,293,127)
                                                                                ------------  ------------
    Net decrease in net assets resulting from distributions                      (54,506,384)  (36,421,350)
                                                                                ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                       1,273,193       639,046
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                      54,506,384    36,421,350
    Cost of shares repurchased
     Class A                                                                     (27,303,232)  (79,344,080)
                                                                                ------------  ------------
    Net increase (decrease) in net assets from capital share transactions         28,476,345   (42,283,684)
                                                                                ------------  ------------
TOTAL DECREASE IN NET ASSETS                                                     (68,906,778)  (42,713,715)
    Net assets at beginning of period                                            440,274,604   482,988,319
                                                                                ------------  ------------
    Net assets at end of period                                                 $371,367,826  $440,274,604
                                                                                ============  ============
    Net assets at end of period includes undistributed net investment income    $  2,507,479  $  4,974,895
                                                                                ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                      CLASS A
BATTERYMARCH GROWTH AND INCOME PORTFOLIO                                  -----------------------------
                                                                                          FOR THE YEARS
                                                                          FOR THE PERIOD      ENDED
                                                                              ENDED        DECEMBER 31,
                                                                          JUNE 30, 2008  --------------
                                                                           (UNAUDITED)    2007   2006(B)
                                                                          -------------- ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................     $22.52     $22.56  $20.73
                                                                              ------     ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.35       0.24    0.19
Net Realized/Unrealized Gain (Loss) on Investment Activity...............      (2.46)      1.50    1.64
                                                                              ------     ------  ------
Total From Investment Operations.........................................      (2.11)      1.74    1.83
                                                                              ------     ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.26)     (0.20)     --
Distributions from Net Realized Capital Gains............................      (2.64)     (1.58)     --
                                                                              ------     ------  ------
Total Distributions......................................................      (2.90)     (1.78)     --
                                                                              ------     ------  ------
NET ASSET VALUE, END OF PERIOD...........................................     $17.51     $22.52  $22.56
                                                                              ======     ======  ======
TOTAL RETURN                                                                   (9.90)%     7.85%   8.83%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.65 %*    0.65%   0.65%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.69 %*    0.71%   0.72%*
Ratio of Net Investment Income to Average Net Assets.....................       1.28 %*    1.06%   1.32%*
Portfolio Turnover Rate..................................................       30.5 %     81.4%   63.6%
Net Assets, End of Period (in millions)..................................     $371.4     $440.3  $483.0

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Batterymarch Growth and Income Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A Shares are offered by the Portfolio. Class B, C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

I. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under the arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Batterymarch Financial Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

               $1,271,298         0.65%    First $500 Million

                                  0.55%    $500 Million to $1 Billion

                                  0.50%    $1 Billion to $1.5 Billion

                                  0.45%    $1.5 Billion to $2 Billion

                                  0.40%    Over $2 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement for the Portfolio is permanent. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                Maximum Expense Ratio
                under current Expense
                Limitation Agreement    Expenses Reimbursed in
               ---------------------   -------------------------
               Class A Class B Class E   2006     2007    2008
               ------- ------- ------- -------- -------- -------

                0.65%   0.90%*  0.80%* $226,089 $223,355 $83,576

* Classes not offered during the period.

Expense limitation for Class A, on a permanent basis, is 0.65% on first $500 million of assets, 0.55% on next $500 million of assets, 0.50% on next $500 million of assets, 0.45% on next $500 million of assets, and 0.40% on assets over $2 billion.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                         Net Increase
                                                          (Decrease)
             Beginning                                    in Shares     Ending
              Shares    Sales  Reinvestments Redemptions Outstanding    Shares
             ---------- ------ ------------- ----------- ------------ ----------

 Class A

 06/30/2008  19,554,703 65,524   2,980,119   (1,387,256)   1,658,387  21,213,090
 12/31/2007  21,406,745 28,082   1,642,822   (3,522,946)  (1,852,042) 19,554,703

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $119,549,080        $--        $147,059,736

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Appreciation
            ------------ ------------ -------------- --------------

            $380,078,145 $51,320,381   $(33,144,846)  $18,175,535

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $31,575,002 $27,061,001 $5,263,093  $32,324,094

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS


The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

              Ordinary Income  Long-Term Capital Gains       Total
              ---------------- ----------------------- -----------------
                 2007     2006    2007         2006       2007      2006
              ---------- -----  -----------   -----    ----------- -----

              $7,559,639  $--  $28,861,711     $--     $36,421,350  $--

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $14,584,490   $39,923,403  $54,424,843         $--         $108,932,736

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
BLACKROCK HIGH YIELD PORTFOLIO                     FOR THE PERIOD ENDED 6/30/08
MANAGED BY BLACKROCK FINANCIAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the six months ended June 30, 2008, the Portfolio had a return of (0.33)% for Class A versus (1.08)% for its benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index/1/.

PORTFOLIO REVIEW

The Portfolio's performance versus the benchmark was negatively impacted by its underweight to BB-rated credits, as well as its overweight to CCC-rated credits. Though lower-quality paper strongly outperformed during the second half of the period, the Portfolio's underweights to higher-quality credits caused it to lag in the earlier part of the period. The Portfolio's sizeable exposure to bank loan securities also buoyed returns, as the bank loan market noticeably outperformed high yield paper over the latter part of the period. Security selection in the banking, automotive and paper sectors added to relative performance. Security selection in wirelines, and the combined effects of underweights and security selection in the electric and healthcare sectors, detracted from performance.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2008 was a mixed bag for the high yield market. The early portion of the period was very volatile as the high yield sector was afflicted by hedge fund de-levering, a weak supply calendar, a widening of spreads and a flight-to-quality towards U.S. Treasuries. The non-investment grade market improved markedly during the second half of the period as investors began to increase their risk appetite, risk premiums began to narrow and the supply calendar strengthened. Unfortunately, the high yield market tumbled during the end of the period due to the continuing housing slump, weakness in the equity markets and the ongoing credit crunch. High yield default rates have recently crept up above 2%, and many analysts expect this number to continue rising throughout the year. In spite of these potential woes, unlike the dreadful high yield market of 2002, many speculative grade companies continue to hold up and remain in decent fundamental condition.

CURRENT OUTLOOK/STRATEGY

At period-end, the Portfolio held underweights in BB-rated and B-rated issues, as well as a small overweight in CCC-rated issues. The Portfolio has continued to maintain its defensive posture via a large allocation to bank loan securities and cash. As risk premiums widened later in the period, however, the Portfolio began to put that cash to work buying select BB-rated and B-rated credits. Portfolio management remains cautious on the high yield market and the economy in general, a view that is reflected in the Portfolio's relatively conservative positioning. The Portfolio has maintained its bias towards industries that can capitalize on strong global demand, as opposed to U.S. consumer-driven companies such as homebuilders. At period-end, the larger sector overweights were in the independent energy, wireless and wirelines sectors, while the larger sector underweights were in the home construction, media non-cable and information technology sectors.

JAMES KEENAN
KEVIN BOOTH
JEFF GARY
SCOTT AMERO
Portfolio Managers
BLACKROCK FINANCIAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                 Percent of
    Description                                                  Net Assets
    -----------------------------------------------------------------------
    Qwest Communications International, Inc.
     (7.500%, due 02/15/14)                                        1.47%
    -----------------------------------------------------------------------
    NRG Energy, Inc. (7.375%, due 02/01/16)                        1.38%
    -----------------------------------------------------------------------
    Freeport McMoRan Copper & Gold, Inc. (8.375%, due 04/01/17)    1.22%
    -----------------------------------------------------------------------
    NewPage Corp. (10.000%, due 05/01/12)                          1.22%
    -----------------------------------------------------------------------
    Education Media (11.401%, due 11/14/14)                        1.20%
    -----------------------------------------------------------------------
    Tenet Healthcare Corp. (6.500%, due 06/01/12)                  1.20%
    -----------------------------------------------------------------------
    TL Acquisitions, Inc. (10.500%, due 01/15/15)                  1.15%
    -----------------------------------------------------------------------
    ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance
     Corp. (10.875%, due 11/15/14)                                 1.06%
    -----------------------------------------------------------------------
    Windstream Corp. (8.625%, due 08/01/16)                        1.01%
    -----------------------------------------------------------------------
    Wind Acquisition Finance S.A (6.250%, due 06/17/15)            0.73%
    -----------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

 LOGO

--------
/1/ The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLACKROCK HIGH YIELD PORTFOLIO                     FOR THE PERIOD ENDED 6/30/08
MANAGED BY BLACKROCK FINANCIAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                   BLACKROCK HIGH YIELD PORTFOLIO MANAGED BY
                   BLACKROCK FINANCIAL MANAGEMENT, INC. VS.
       LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD 2% ISSUER CAP INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                   BlackRock High Yield    Lehman Brothers U.S. Corporate
                      Portfolio            High Yield 2% Issuer Cap Index/1/
                   --------------------    ---------------------------------
    12/31/1997           $10,000                       $10,000
    12/31/1998            10,471                        10,187
    12/31/1999            10,796                        10,430
    12/31/2000             9,916                         9,827
    12/31/2001            10,108                        10,363
    12/31/2002            10,484                        10,338
    12/31/2003            12,832                        13,314
    12/31/2004            14,163                        14,797
    12/31/2005            14,525                        15,205
    12/31/2006            15,949                        16,841
    12/31/2007            16,380                        17,223
    06/30/2008            16,326                        17,037


    --------------------------------------------------------------------
                                  Average Annual Return/2/
                               (for the period ended 6/30/08)
    --------------------------------------------------------------------
                                                               Since
                      6 Months 1 Year 3 Year 5 Year 10 Year Inception/3/
    --------------------------------------------------------------------
    BlackRock High
    Yield Portfolio--
--  Class A            -0.33%  -0.81% 4.85%  6.60%   4.53%     6.14%
    Class B                --      --    --     --      --    -0.39%
    --------------------------------------------------------------------
    Lehman Brothers
    U.S. Corporate
    High Yield 2%
    Issuer Cap
- - Index/1/           -1.08%  -1.74% 4.48%  6.84%   5.01%     6.29%
    --------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of Class B because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 08/30/1996. Inception of Class B shares is 4/28/08. Index returns are based on an inception date of 8/31/1996.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             1/1/08        6/30/08       1/1/08-6/30/08
BLACKROCK HIGH YIELD PORTFOLIO               ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  996.70        $3.23
  Hypothetical (5% return before expenses)      1,000.00      1,021.63         3.27
-------------------------------------------  ------------- ------------- ---------------

  Class B*                                     $1,000.00     $1,003.90        $1.63
  Actual                                        1,000.00      1,007.12         1.63
  Hypothetical (5% return before expenses)
-------------------------------------------  ------------- ------------- ---------------

* Class Inception April 28, 2008.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.65% and 0.93% for the Class A and B, respectively, multiplied by the average account value over the period, multiplied by 182/366 and 64/366 respectively (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 --------------------------------------------------------------------------------

 DOMESTIC BONDS & DEBT SECURITIES - 78.1%
 AEROSPACE & DEFENSE - 2.4%
 DRS Technologies, Inc. 7.625%, due 02/01/18....... $    400,000 $     425,000
   6.625%, due 02/01/16............................      390,000       397,800
 Hawker Beechcraft Acquisition Co. 9.750%, due
   04/01/17(a).....................................      240,000       241,200
 Hexcel Corp. 6.750%, due 02/01/15.................    1,445,000     1,412,487
 L-3 Communications Corp.
   6.375%, due 10/15/15............................    1,055,000       991,700
   5.875%, due 01/15/15............................    1,610,000     1,493,275
 Sequa Corp.
   11.750%, due 12/01/15 (144A)(b).................    2,110,000     1,888,450
   13.500%, due 12/01/15 (144A)(b).................    3,210,000     2,969,250
 TransDigm, Inc. 7.750%, due 07/15/14..............      545,000       540,913
                                                                 -------------
                                                                    10,360,075
                                                                 -------------
 AUTO COMPONENTS - 2.2%
 Allison Transmission, Inc.
   11.000%, due 11/01/15 (144A)(a)(b)..............      690,000       621,000
   11.250%, due 11/01/15 (144A)(b)(c)..............    1,615,000     1,405,050
 Goodyear Tire & Rubber Co. (The)
   6.678%, due 12/01/09(d).........................    2,795,000     2,788,013
   7.857%, due 08/15/11............................      315,000       314,606
   8.625%, due 12/01/11(a).........................    3,330,000     3,363,300
 Lear Corp.
   5.750%, due 08/01/14............................      295,000       216,825
   8.750%, due 12/01/16............................      140,000       109,900
 Metaldyne Corp.
   11.000%, due 06/15/12(a)........................      300,000        82,500
   10.000%, due 11/01/13(a)........................       40,000        21,000
 Stanadyne Corp., Series 1 10.000%, due 08/15/14...      250,000       243,750
 Stanadyne Holdings, Inc. 0.000%/12.000%, due
   02/15/15(e).....................................      125,000        95,625
                                                                 -------------
                                                                     9,261,569
                                                                 -------------
 AUTOMOBILES - 0.1%
 Ford Capital B.V. 9.500%, due 06/01/10(a).........      430,000       352,600
                                                                 -------------
 BUILDING PRODUCTS - 0.5%
 Ainsworth Lumber Co., Ltd.
   6.551%, due 10/01/10(d).........................      120,000        55,800
   7.250%, due 10/01/12(a).........................       50,000        23,250
 Nortek, Inc. 10.000%, due 12/01/13 (144A)(b)......    2,180,000     2,092,800
                                                                 -------------
                                                                     2,171,850
                                                                 -------------

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 CAPITAL MARKETS - 0.5%
 E*TRADE Financial Corp. 12.500%, due 11/30/17
   (144A)(b)....................................... $  1,830,000 $   1,974,112
 Viant Holdings, Inc. 10.125%, due 07/15/17
   (144A)(b).......................................      236,000       201,780
                                                                 -------------
                                                                     2,175,892
                                                                 -------------
 CHEMICALS - 1.8%
 American Pacific Corp. 9.000%, due 02/01/15.......      150,000       147,375
 CPG International I, Inc. 10.500%, due 07/01/13...      755,000       634,200
 Innophos, Inc. 8.875%, due 08/15/14...............    2,275,000     2,286,375
 MacDermid, Inc. 9.500%, due 04/15/17 (144A)(b)....    2,010,000     1,829,100
 Momentive Performance Materials, Inc. 11.500%,
   due 12/01/16(a).................................    3,015,000     2,261,250
 Nalco Finance Holdings, Inc. 0.000%/9.000%, due
   02/01/14(a)(e)..................................      216,000       199,800
 Rockwood Specialties Group, Inc. 7.625%, due
   11/15/14........................................       50,000        72,633
                                                                 -------------
                                                                     7,430,733
                                                                 -------------
 COMMERCIAL BANKS - 0.2%
 ATF Capital B.V. 9.250%, due 02/21/14 (144A)(a)(b)      100,000       100,750
 PNA Intermediate Holding Corp.
   9.676%, due 02/15/13(d).........................      730,000       733,650
 Shingle Springs Tribal Gaming Authority 9.375%,
   due 06/15/15 (144A)(b)..........................      170,000       138,975
                                                                 -------------
                                                                       973,375
                                                                 -------------
 COMMERCIAL SERVICES & SUPPLIES - 2.7%
 Aleris International, Inc.
   10.000%, due 12/15/16(a)........................    1,350,000       995,625
   9.000%, due 12/15/14(c).........................    1,665,000     1,325,756
 Allied Waste North America, Inc...................
   6.500%, due 11/15/10............................      700,000       703,500
   7.875%, due 04/15/13............................    1,700,000     1,738,250
   6.375%, due 04/15/11............................      410,000       407,950
   6.125%, due 02/15/14............................      225,000       217,125
 ARAMARK Corp. 6.373%, due 02/01/15(d).............      950,000       893,000
 DI Finance/DynCorp International, Series B
   9.500%, due 02/15/13............................    1,110,000     1,110,000
 FTI Consulting, Inc. 7.750%, due 10/01/16.........      650,000       669,500
 iPayment, Inc. 9.750%, due 05/15/14...............      310,000       263,500

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 COMMERCIAL SERVICES & SUPPLIES - CONTINUED
 Sunstate Equipment Co. LLC 10.500%, due 04/01/13
   (144A)(b)....................................... $  2,670,000 $   2,122,650
 Tropicana Entertainment LLC 9.625%, due
   12/15/14(a)(f)..................................      145,000        69,600
 US Investigations Services, Inc. 10.500%, due
   11/01/15 (144A)(b)..............................      900,000       832,500
                                                                 -------------
                                                                    11,348,956
                                                                 -------------
 COMMUNICATIONS EQUIPMENT - 1.2%
 Verso Paper Holdings LLC
   9.125%, due 08/01/14(a).........................    3,490,000     3,428,925
   11.375%, due 08/01/16(a)........................      930,000       885,825
 Verso Paper Holdings LLC and Verson
   Paper, Inc. 6.623%, due 08/01/14(d).............      950,000       878,750
                                                                 -------------
                                                                     5,193,500
                                                                 -------------
 COMPUTERS & PERIPHERALS - 0.2%
 Seagate Technology HDD Holdings 6.800%, due
   10/01/16........................................       95,000        87,163
 SunGard Data Systems, Inc. 9.125%, due 08/15/13...      745,000       756,175
                                                                 -------------
                                                                       843,338
                                                                 -------------
 CONSTRUCTION & ENGINEERING - 0.5%
 ESCO Corp. 8.625%, due 12/15/13 (144A)(b).........    2,180,000     2,212,700
                                                                 -------------
 CONSTRUCTION MATERIALS - 0.1%
 Texas Industries, Inc. 7.250%, due 07/15/13.......      550,000       550,000
                                                                 -------------
 CONSUMER FINANCE - 2.8%
 Ford Motor Credit Co. LLC
   5.700%, due 01/15/10............................       50,000        42,673
   5.800%, due 01/12/09............................      310,000       296,042
   4.283%, due 01/15/10(d).........................    1,600,000     1,409,194
   8.026%, due 06/15/11(d).........................      676,000       550,441
   5.460%, due 01/13/12(d).........................    2,060,000     1,465,315
   7.800%, due 06/01/12............................    3,000,000     2,349,460
 GMAC LLC 8.000%, due 11/01/31(a)..................    1,255,000       818,090
   6.000%, due 12/15/11............................      115,000        79,192
   6.875%, due 08/28/12............................      450,000       308,402
   4.882%, due 12/01/14(a)(d)......................    2,455,000     1,586,387
   6.750%, due 12/01/14............................    4,220,000     2,790,319
                                                                 -------------
                                                                    11,695,515
                                                                 -------------
 CONTAINERS & PACKAGING - 1.4%
 Ball Corp. 6.625%, due 03/15/18...................      175,000       171,062
 Berry Plastics Holding Corp.
   8.875%, due 09/15/14(a).........................    1,280,000     1,113,600
   6.651%, due 09/15/14(d).........................      175,000       140,875

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 CONTAINERS & PACKAGING - CONTINUED
 Cascades, Inc. 7.250%, due 02/15/13............... $  1,400,000 $   1,225,000
 Graphic Packaging International Corp. 9.500%, due
   08/15/13(a).....................................    2,015,000     1,934,400
 Jefferson Smurfit Corp. 8.250%, due 10/01/12......      175,000       153,563
 Pregis Corp. 12.375%, due 10/15/13................    1,020,000       991,950
 Russell-Stanley Holdings, Inc. 9.000%, due
   11/30/08 (144A)(b)(f)(g)........................       18,258             0
 Smurfit-Stone Container Enterprises, Inc. 8.000%,
   due 03/15/17(a).................................      355,000       285,775
                                                                 -------------
                                                                     6,016,225
                                                                 -------------
 DISTRIBUTORS - 0.5%
 NSG Holdings LLC 7.750%, due 12/15/25 (144A)(b)...    2,065,000     2,044,350
                                                                 -------------
 DIVERSIFIED CONSUMER SERVICES - 0.0%
 Service Corp. International
   7.875%, due 02/01/13............................       60,000        59,850
   7.625%, due 10/01/18............................      115,000       115,288
                                                                 -------------
                                                                       175,138
                                                                 -------------
 DIVERSIFIED FINANCIAL SERVICES - 1.1%
 AAC Group Holding Corp. 14.750%, due 10/01/12
   (144A)(a)(b)(c).................................        3,556         3,290
 CCM Merger, Inc. 8.000%, due 08/01/13 (144A)(b)...      695,000       595,962
 El Paso Performance-Linked Trust 7.750%, due
   07/15/11 (144A)(b)..............................       50,000        50,622
 GrafTech Finance, Inc. 10.250%, due 02/15/12......       31,000        32,240
 Hexion US Finance Corp./Hexion Nova Scotia
   Finance ULC
   7.176%, due 11/15/14(d).........................    1,075,000       897,625
   9.750%, due 11/15/14............................      945,000       859,950
 Leucadia National Corp.
   8.125%, due 09/15/15............................    1,000,000     1,010,000
   7.125%, due 03/15/17............................    1,000,000       955,000
 Snoqualmie Entertainment Authority 6.936%, due
   02/01/14 (144A)(b)(d)...........................      165,000       122,100
                                                                 -------------
                                                                     4,526,789
                                                                 -------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 8.7%
 BCM Ireland Preferred Equity, Ltd. 11.856%, due
   02/15/17 (144A)(b)..............................      165,058       158,549
 Cincinnati Bell, Inc. 7.250%, due 07/15/13........    4,035,000     3,954,300

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
 Citizens Communications Co.
   6.250%, due 01/15/13............................ $  2,485,000 $   2,317,263
   7.875%, due 01/15/27............................    1,235,000     1,086,800
 Digicel Group, Ltd.
   8.875%, due 01/15/15 (144A)(a)(b)...............      960,000       908,400
   9.125%, due 01/15/15 (144A)(a)(b)...............    2,357,665     2,230,941
 Inmarsat Finance II Plc 0.000%/10.375%, due
   11/15/12(e).....................................      100,000       101,500
 Intelsat Bermuda, Ltd. 9.250%, due 06/15/16.......      395,000       399,938
 Nordic Telephone Holdings Co. 8.875%, due
   05/01/16 (144A)(b)..............................      745,000       733,825
 Nortel Networks, Ltd
   6.963%, due 07/15/11(d).........................    3,035,000     2,883,250
   10.750%, due 07/15/16 (144A)(b).................      600,000       597,000
 Qwest Communications International, Inc.
   6.176%, due 02/15/09(d).........................      230,000       230,000
   7.500%, due 02/15/14............................    6,275,000     5,992,625
 Qwest Corp.
   7.500%, due 10/01/14-06/15/23...................    1,730,000     1,550,525
   6.875%, due 09/15/33............................      785,000       651,550
   7.125%, due 11/15/43(a).........................      200,000       164,000
 Sprint Capital Corp.
   7.625%, due 01/30/11............................    2,960,000     2,909,866
   6.875%, due 11/15/28............................      910,000       759,463
 Virgin Media Finance Plc
   8.750%, due 04/15/14............................      285,000       269,325
   9.125%, due 08/15/16............................      250,000       235,625
 West Corp.
   9.500%, due 10/15/14............................    2,000,000     1,810,000
   11.000%, due 10/15/16(a)........................    2,095,000     1,780,750
 Wind Acquisition Finance S.A. 10.750%, due
   12/01/15 (144A)(b)..............................      600,000       633,000
 Windstream Corp. 8.625%, due 08/01/16.............    4,295,000     4,305,737
 Windstream Regatta Holdings, Inc. 11.000%, due
   12/01/17 (144A)(b)..............................      524,000       364,180
                                                                 -------------
                                                                    37,028,412
                                                                 -------------
 ELECTRIC UTILITIES - 3.3%
 AES Ironwood LLC 8.857%, due 11/30/25.............    1,295,397     1,350,452
 AES Red Oak LLC
   8.540%, due 11/30/19............................      848,331       884,384
   Series B 9.200%, due 11/30/29...................      650,000       674,375
 Edison Mission Energy
   7.750%, due 06/15/16............................      720,000       720,000
   7.500%, due 06/15/13............................       60,000        59,850
   7.000%, due 05/15/17............................      655,000       615,700
   7.200%, due 05/15/19............................    1,210,000     1,134,375

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 ELECTRIC UTILITIES - CONTINUED
 Elwood Energy LLC 8.159%, due 07/05/26............ $  1,402,998 $   1,359,224
 FMG Finance Property, Ltd. 6.682%, due
   09/01/11 (144A)(a)(b)(d)........................      700,000       707,000
 FPL Energy National Wind 6.125%, due 03/25/19
   (144A)(b).......................................       99,671        98,740
 Ipalco Enterprises, Inc.
   8.625%, due 11/14/11............................      525,000       548,625
   7.250%, due 04/01/16 (144A)(b)..................      545,000       539,550
 Midwest Generation LLC 8.560%, due 01/02/16.......      200,352       206,863
 Tenaska Alabama Partners LP 7.000%, due 06/30/21
   (144A)(b).......................................    1,372,901     1,303,949
 Texas Competitive Electric Holdings Co. LLC
   10.250%, due 11/01/15 (144A)(b).................    1,765,000     1,738,525
   10.500%, due 11/01/16 (144A)(b)(c)..............    2,275,000     2,212,438
                                                                 -------------
                                                                    14,154,050
                                                                 -------------
 ELECTRICAL EQUIPMENT - 1.4%
 Orascom Telecom Finance SCA 7.875%, due 02/08/14
   (144A)(b).......................................      305,000       284,412
 Superior Essex Communications LLC/Essex Group,
   Inc. 9.000%, due 04/15/12.......................      195,000       199,875
 TL Acquisitions, Inc.
   10.500%, due 01/15/15 (144A)(b).................    4,900,000     4,336,500
   0.000%/13.250%, due 07/15/15 (144A)(a)(b)(e)....    1,365,000     1,003,275
                                                                 -------------
                                                                     5,824,062
                                                                 -------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
 Mobile Services Group, Inc./Mobile Storage Group,
   Inc. 9.750%, due 08/01/14.......................       75,000        72,375
 NXP B.V./NXP Funding LLC
   7.875%, due 10/15/14............................      225,000       208,125
   7.497%, due 10/15/13............................      530,000       705,229
   5.463%, due 10/15/13(a)(d)......................    1,540,000     1,360,975
 Sanmina-SCI Corp.
   6.750%, due 03/01/13(a).........................      145,000       130,862
   8.125%, due 03/01/16............................    1,660,000     1,502,300
                                                                 -------------
                                                                     3,979,866
                                                                 -------------
 ENERGY EQUIPMENT & SERVICES - 1.1%
 Cie Generale de Geophysique S.A.
   7.500%, due 05/15/15............................      130,000       130,325
   7.750%, due 05/15/17............................    2,470,000     2,485,437
 Drummond Co., Inc. 7.375%, due 02/15/16 (144A)(b).      350,000       327,250

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 ENERGY EQUIPMENT & SERVICES - CONTINUED
 Grant Prideco, Inc. 6.125%, due 08/15/15.......... $     75,000 $      76,247
 Hornbeck Offshore Services, Inc. 6.125%, due
   12/01/14........................................      180,000       173,700
 North American Energy Partners, Inc. 8.750%, due
   12/01/11........................................      835,000       847,525
 Southern Star Central Corp.
   6.750%, due 03/01/16 (144A)(b)..................      690,000       658,950
   6.750%, due 03/01/16............................       50,000        47,750
                                                                 -------------
                                                                     4,747,184
                                                                 -------------
 FINANCE - DIVERSIFIED - 0.1%
 Residential Capital LLC 8.500%, due 05/15/10
   (144A)(b).......................................      582,000       491,790
                                                                 -------------
 FOOD & STAPLES RETAILING - 0.4%
 Buffets, Inc. 12.500%, due 11/01/14 (144A)(b)(f)..       60,000         1,200
 Rite Aid Corp. 7.500%, due 03/01/17(a)............    2,220,000     1,803,750
                                                                 -------------
                                                                     1,804,950
                                                                 -------------
 FOOD PRODUCTS - 0.2%
 B&G Foods, Inc. 8.000%, due 10/01/11..............      200,000       197,500
 Smithfield Foods, Inc. 7.750%, due 07/01/17(a)....      885,000       747,825
                                                                 -------------
                                                                       945,325
                                                                 -------------
 GAS UTILITIES - 0.7%
 Energy Future Holdings Corp. 11.250%, due
   11/01/17 (144A)(b)(c)...........................    3,100,000     3,107,750
                                                                 -------------
 HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
 ReAble Therapeutics Finance LLC/ReAble
   Therapeutics Finance Corp. 10.875%, due
   11/15/14 (144A)(b)..............................    4,500,000     4,511,250
                                                                 -------------

 HEALTH CARE PROVIDERS & SERVICES - 2.2%
 Community Health Systems, Inc. 8.875%, due
   07/15/15........................................    1,740,000     1,759,575
 LVB Acquisition Merger Subordinated,
   Inc. 10.375%, due 10/15/17(a)...................      410,000       436,650
   11.625%, due 10/15/17...........................      410,000       436,650
 Tenet Healthcare Corp.
   6.375%, due 12/01/11............................      450,000       433,125
   6.500%, due 06/01/12(a).........................    5,110,000     4,854,500
   7.375%, due 02/01/13............................      275,000       259,875
 United Surgical Partners International, Inc.
   8.875%, due 05/01/17(a).........................      629,000       588,115

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 HEALTH CARE PROVIDERS & SERVICES - CONTINUED
 Vanguard Health Holding Co. II 9.000%, due
   10/01/14........................................ $    620,000 $     616,900
                                                                 -------------
                                                                     9,385,390
                                                                 -------------
 HOTELS, RESTAURANTS & LEISURE - 3.1%
 Caesars Entertainment, Inc. 7.875%, due
   03/15/10(a).....................................      275,000       251,625
 Fontainebleau Las Vegas Holdings LLC/
   Fontainebleau Las Vegas Capital Corp. 10.250%,
   due 06/15/15 (144A)(b)..........................    1,775,000     1,162,625
 Gaylord Entertainment Co.
   8.000%, due 11/15/13(a).........................      280,000       270,200
   6.750%, due 11/15/14............................      175,000       160,125
 Great Canadian Gaming Corp. 7.250%, due 02/15/15
   (144A)(b).......................................      850,000       828,750
 Harrah's Operating Co., Inc.
   10.750%, due 02/01/16 (144A)(b).................    1,350,000     1,127,250
   10.750%, due 02/01/18 (144A)(a)(b)(c)...........    3,920,000     2,900,800
 Landry's Restaurants, Inc. 9.500%, due 12/15/14...    1,005,000       989,925
 Mandalay Resort Group
   9.500%, due 08/01/08............................      125,000       125,625
   9.375%, due 02/15/10............................       18,000        18,090
   8.500%, due 09/15/10............................       10,000         9,925
 Pinnacle Entertainment, Inc. 7.500%, due
   06/15/15(a).....................................      360,000       277,200
 River Rock Entertainment Authority 9.750%, due
   11/01/11........................................       45,000        45,225
 Station Casinos, Inc.
   6.000%, due 04/01/12(a).........................      570,000       456,000
   6.500%, due 02/01/14(a).........................      145,000        84,100
   7.750%, due 08/15/16(a).........................      360,000       277,200
 Travelport LLC
   7.307%, due 09/01/14(d).........................       55,000        44,688
   9.875%, due 09/01/14(a).........................      955,000       852,337
 Virgin River Casino Corp. 9.000%, due 01/15/12....    1,800,000     1,287,000
 Waterford Gaming LLC 8.625%, due 09/15/14
   (144A)(b).......................................    1,013,000       983,876
 Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%,
   due 12/01/14....................................    1,275,000     1,173,000
                                                                 -------------
                                                                    13,325,566
                                                                 -------------
 HOUSEHOLD DURABLES - 0.5%
 Jarden Corp. 7.500%, due 05/01/17(a)..............    1,230,000     1,076,250
 Ryerson, Inc.
   10.248%, due 11/01/14 (144A)(b)(d)..............      660,000       623,700
   12.000%, due 11/01/15 (144A)(b).................      195,000       194,513

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 HOUSEHOLD DURABLES - CONTINUED
 Stanley-Martin Communities LLC 9.750%, due
   08/15/15........................................ $    450,000 $     200,250
                                                                 -------------
                                                                     2,094,713
                                                                 -------------
 HOUSEHOLD PRODUCTS - 0.1%
 Yankee Acquisition Corp. 9.750%, due 02/15/17(a)..      390,000       282,750
                                                                 -------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.7%
 AES Corp. (The) 8.000%, due 10/15/17..............    1,410,000     1,388,850
 NRG Energy, Inc.
   7.250%, due 02/01/14............................      245,000       234,588
   7.375%, due 01/15/17(a).........................      255,000       241,612
   7.375%, due 02/01/16............................    5,870,000     5,539,812
                                                                 -------------
                                                                     7,404,862
                                                                 -------------
 INDUSTRIAL - DIVERSIFIED - 0.4%
 Harland Clarke Holdings Corp.
   9.500%, due 05/15/15............................       60,000        49,500
   7.426%, due 05/15/15(d).........................       50,000        37,250
 Ply Gem Industries, Inc. 11.750%, due 06/15/13
   (144A)(b).......................................    1,805,000     1,665,113
                                                                 -------------
                                                                     1,751,863
                                                                 -------------
 INSURANCE - 0.0%
 USI Holdings Corp. 6.551%, due 11/15/14
   (144A)(b)(d)....................................       80,000        67,200
                                                                 -------------
 INTERNET SOFTWARE & SERVICES - 0.4%
 Impress Holdings B.V. 5.838%, due 09/15/13
   (144A)(b)(d)....................................    2,160,000     1,877,440
                                                                 -------------
 IT SERVICES - 0.2%
 Freescale Semiconductor, Inc.
   8.875%, due 12/15/14(a).........................      480,000       392,400
   9.125%, due 12/15/14(c).........................      680,000       532,100
                                                                 -------------
                                                                       924,500
                                                                 -------------
 LIFE SCIENCES TOOLS & SERVICES - 0.1%
 Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14...      225,000       213,750
                                                                 -------------
 MACHINERY - 0.9%
 Accuride Corp. 8.500%, due 02/01/15(a)............      720,000       532,800
 American Railcar Industries, Inc. 7.500%, due
   03/01/14........................................      100,000        93,500
 Clark Material Handling Company, Series D
   10.750%, due 11/15/06(f)(g).....................      150,000             0

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 MACHINERY - CONTINUED
 Terex Corp.
   7.375%, due 01/15/14............................ $    205,000 $     202,950
   8.000%, due 11/15/17(a).........................    1,525,000     1,521,187
 Titan International, Inc. 8.000%, due 01/15/12....    1,290,000     1,270,650
                                                                 -------------
                                                                     3,621,087
                                                                 -------------
 MANUFACTURING - 0.0%
 RBS Global, Inc./Rexnord Corp. 8.875%, due
   09/01/16(a).....................................      130,000       122,200
                                                                 -------------
 MARINE - 0.0%
 Holt Group, Inc. 9.750%, due 01/15/06(f)(g).......      100,000             0
 Navios Maritime Holdings, Inc. 9.500%, due
   12/15/14........................................       36,000        36,990
                                                                 -------------
                                                                        36,990
                                                                 -------------
 MEDIA - 6.1%
 Affinion Group, Inc.
   11.500%, due 10/15/15(a)........................      705,000       706,763
   10.125%, due 10/15/13...........................      480,000       483,600
 Cablevision Systems Corp., Series B 7.133%, due
   04/01/09(d).....................................    3,150,000     3,165,750
 CCH I Holdings LLC 9.920%, due 04/01/14(a)........      110,000        62,150
 CCH I LLC/CCH I Capital Corp. 11.000%, due
   10/01/15(a).....................................    1,416,000     1,055,440
 CCH II LLC/CCH II Capital Corp. 10.250%, due
   09/15/10(a).....................................    3,325,000     3,233,562
   Series B 10.250%, due 09/15/10..................    1,515,000     1,469,550
 CCH LLC/CCH Capital Corp. 8.375%, due 04/30/14
   (144A)(b).......................................      550,000       523,875
 CMP Susquehanna Corp. 9.875%, due 05/15/14........    1,525,000     1,075,125
 CSC Holdings, Inc., Series B 7.625%, due 04/01/11.    1,010,000       994,850
 Dex Media West, Series B 9.875%, due 08/15/13.....      488,000       440,420
 Dex Media, Inc.
   0.000%/9.000%, due 11/15/13(e)..................      225,000       162,000
   8.000%, due 11/15/13(a).........................      625,000       459,375
 DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13(a).........................      436,000       451,260
   7.625%, due 05/15/16 (144A)(b)..................    2,050,000     2,029,500
 EchoStar DBS Corp. 6.625%, due 10/01/14...........    1,175,000     1,089,812
 Mediacom Broadband LLC 8.500%, due 10/15/15(a)....      830,000       745,962

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 MEDIA - CONTINUED
 Nielsen Finance LLC/Nielsen Finance Co. 10.000%,
   due 08/01/14(a)................................. $    510,000 $     516,375
   10.000%, due 08/01/14 (144A)(b).................    1,915,000     1,984,419
 R.H. Donnelley Corp. 11.750%, due 05/15/15
   (144A)(b).......................................    2,595,912     2,362,280
   8.875%, due 10/15/17 (144A)(b)..................       27,000        16,065
 Rainbow National Services LLC
   10.375%, due 09/01/14 (144A)(b).................    1,378,000     1,471,015
   8.750%, due 09/01/12 (144A)(b)..................      210,000       214,200
 Shaw Communications, Inc. 7.250%, due 04/06/11(a).      375,000       380,625
 Spansion, Inc. 5.807%, due 06/01/13 (144A)(b)(d)..      950,000       710,125
 Videotron 6.375%, due 12/15/15....................      175,000       163,188
                                                                 -------------
                                                                    25,967,286
                                                                 -------------
 METALS & MINING - 5.3%
 AK Steel Corp. 7.750%, due 06/15/12...............      505,000       508,787
 Atlas Energy Resources LLC 10.750%, due 02/01/18
   (144A)(b).......................................    2,635,000     2,753,575
 Atlas Pipeline Partners LP 8.750%, due 06/15/18
   (144A)(b).......................................    1,120,000     1,117,200
 California Steel Industries, Inc. 6.125%, due
   03/15/14........................................      130,000       113,750
 Century Aluminum Co. 7.500%, due 08/15/14.........      610,000       606,950
 CII Carbon LLC 11.125%, due 11/15/15 (144A)(b)....      935,000       925,650
 Evraz Group S.A.
   8.875%, due 04/24/13 (144A)(b)..................    1,030,000     1,036,386
   9.500%, due 04/24/18 (144A)(a)(b)...............      690,000       695,175
 FMG Finance Property, Ltd. 10.625%, due 09/01/16
   (144A)(b).......................................    1,215,000     1,421,550
 Foundation Pennsylvania Coal Co. 7.250%, due
   08/01/14........................................      950,000       954,750
 Freeport McMoRan Copper & Gold, Inc.
   8.375%, due 04/01/17............................    5,220,000     5,515,661
   5.883%, due 04/01/15(d).........................    2,015,000     2,037,387
 Novelis, Inc. 7.250%, due 02/15/15................      355,000       337,250
 Peabody Energy Corp. 7.375%, due 11/01/16.........    1,650,000     1,654,125
 Steel Dynamics, Inc. 7.375%, due 11/01/12
   (144A)(b).......................................    1,970,000     1,979,850

 --------------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 --------------------------------------------------------------------------------

 METALS & MINING - CONTINUED
 Vedanta Resources Plc 9.500%, due 07/18/18
   (144A)(b)....................................... $    985,000 $     985,000
                                                                 -------------
                                                                    22,643,046
                                                                 -------------
 MULTILINE RETAIL - 0.1%
 Neiman Marcus Group, Inc. (The) 9.000%, due
   10/15/15(c).....................................      565,000       560,763
                                                                 -------------
 OFFICE ELECTRONICS - 0.0%
 Riddell Bell Holdings 8.375%, due 10/01/12........       70,000        55,650
                                                                 -------------
 OIL, GAS & CONSUMABLE FUELS - 10.2%
 Arch Western Financial LLC 6.750%, due 07/01/13...    1,250,000     1,231,250
 Berry Petroleum Co. 8.250%, due 11/01/16 (144A)(b)      205,000       209,100
 Chaparral Energy, Inc. 8.500%, due 12/01/15.......      740,000       645,650
 Chesapeake Energy Corp.
   6.250%, due 01/15/18............................      655,000       605,875
   6.375%, due 06/15/15............................    1,000,000       950,000
   7.250%, due 12/15/18............................    3,000,000     2,932,500
   6.875%, due 11/15/20............................      400,000       378,000
 Cimarex Energy Co. 7.125%, due 05/01/17...........    1,610,000     1,589,875
 Compton Petroleum Finance Corp. 7.625%, due
   12/01/13........................................    1,965,000     1,940,437
 Connacher Oil and Gas Ltd. 10.250%, due 12/15/15
   (144A)(b).......................................    2,015,000     2,135,900
 Denbury Resources, Inc. 7.500%, due
   04/01/13-12/15/15...............................    1,290,000     1,290,500
 Dynegy Holdings, Inc.
   8.375%, due 05/01/16(a).........................      645,000       628,875
   7.750%, due 06/01/19............................    2,695,000     2,465,925
 Dynegy Roseton/Danskammer Pass Through Trust
   Series B 7.670%, due 11/08/16...................    1,325,000     1,305,125
 El Paso Corp.
   8.050%, due 10/15/30............................      150,000       154,127
   6.700%, due 02/15/27............................       62,930        54,129
 Encore Acquisition Co. 6.000%, due 07/15/15.......    1,125,000     1,063,125
 EXCO Resources, Inc. 7.250%, due 01/15/11.........    3,935,000     3,885,812
 Forest Oil Corp.
   7.250%, due 06/15/19 (144A)(b)..................    1,610,000     1,553,650
   7.250%, due 06/15/19............................      830,000       800,950
 Newfield Exploration Co.
   6.625%, due 09/01/14(a).........................      125,000       118,125
   6.625%, due 04/15/16............................      800,000       738,000
   7.125%, due 05/15/18............................      965,000       919,163

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 OIL, GAS & CONSUMABLE FUELS - CONTINUED
 OPTI Canada, Inc.
   7.875%, due 12/15/14............................ $  1,155,000 $   1,146,337
   8.250%, due 12/15/14............................    2,875,000     2,875,000
 PetroHawk Energy Corp. 7.875%, due 06/01/15
   (144A)(b).......................................    1,700,000     1,668,125
 Range Resources Corp.
   7.375%, due 07/15/13............................      950,000       952,375
   6.375%, due 03/15/15............................      200,000       192,000
   7.500%, due 05/15/16............................       75,000        75,094
 Sabine Pass LNG LP 7.500%, due 11/30/16...........      300,000       271,500
 SandRidge Energy, Inc.
   8.625%, due 04/01/15 (144A)(b)(c)...............      885,000       911,550
   8.000%, due 06/01/18 (144A)(b)..................    1,510,000     1,525,100
 SemGroup LP 8.750%, due 11/15/15 (144A)(b)(f).....      740,000       721,500
 Southwestern Energy Co. 7.500%, due 02/01/18
   (144A)(b).......................................      325,000       336,021
 Swift Energy Co. 7.125%, due 06/01/17.............    1,400,000     1,298,500
 Tennessee Gas Pipeline Co. 7.500%, due 04/01/17...      150,000       158,795
 Tesoro Corp. 6.500%, due 06/01/17.................      550,000       496,375
 Transcontinental Gas Pipe Line Corp. 8.875%, due
   07/15/12........................................    1,245,000     1,385,062
 Whiting Petroleum Corp. 7.250%, due
   05/01/12-05/01/13...............................    1,150,000     1,147,126
 Williams Cos., Inc. 7.125%, due 09/01/11..........      850,000       884,000
                                                                 -------------
                                                                    43,640,553
                                                                 -------------
 PAPER & FOREST PRODUCTS - 2.3%
 Boise Cascade LLC 7.125%, due 10/15/14............      463,000       372,715
 Bowater Canada Finance 7.950%, due 11/15/11(a)....    1,025,000       717,500
 Bowater, Inc.
   9.000%, due 08/01/09............................    1,490,000     1,387,562
   5.776%, due 03/15/10(d).........................      240,000       204,000
 Domtar Corp.
   7.875%, due 10/15/11(a).........................      170,000       171,700
   7.125%, due 08/15/15............................    1,045,000       995,363
 Georgia-Pacific Corp. 7.700%, due 06/15/15........      380,000       361,000
 NewPage Corp.
   12.000%, due 05/01/13(a)........................      305,000       309,575
   10.000%, due 05/01/12...........................    5,200,000     5,291,000
                                                                 -------------
                                                                     9,810,415
                                                                 -------------

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 PHARMACEUTICALS - 0.9%
 Angiotech Pharmaceuticals, Inc. 6.432%, due
   12/01/13(d)..................................... $  1,710,000 $   1,496,250
 Axcan Intermediate Holdings,
   Inc. 12.750%, due 03/01/16 (144A)(a)(b).........      780,000       783,900
 Catalent Pharma Solutions, Inc.
   9.500%, due 04/15/15(a).........................    1,020,000       918,000
   9.750%, due 04/15/17............................      144,000       158,730
 Sally Holdings LLC
   9.250%, due 11/15/14(a).........................      200,000       193,000
   10.500%, due 11/15/16(a)........................      409,000       389,572
                                                                 -------------
                                                                     3,939,452
                                                                 -------------
 REAL ESTATE - 1.4%
 American Real Estate Partners LP/American Real
   Estate Finance Corp. 7.125%, due 02/15/13.......    4,200,000     3,832,500
 Ashton Woods USA LLC/Ashton Woods
   Finance Co. 9.500%, due 10/01/15................      230,000       134,550
 Realogy Corp.
   10.500%, due 04/15/14(a)........................    1,730,000     1,211,000
   11.000%, due 04/15/14(a)(c).....................      225,000       133,875
   12.375%, due 04/15/15(a)........................       50,000        24,750
 Ventas Realty LP/Ventas Capital Corp.
   6.625%, due 10/15/14............................      250,000       241,250
   6.500%, due 06/01/16(a).........................      210,000       201,600
   6.750%, due 04/01/17............................      205,000       197,825
                                                                 -------------
                                                                     5,977,350
                                                                 -------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
 BMS Holdings, Inc. 9.954%, due 02/15/12
   (144A)(b)(d)....................................      598,722       422,099
                                                                 -------------
 ROAD & RAIL - 0.6%
 Avis Budget Car Rental LLC/Avis Budget
   Finance, Inc. 7.750%, due 05/15/16..............      400,000       307,000
 Marsico Parent Co. LLC 10.625%, due 01/15/16
   (144A)(h).......................................    1,432,000     1,288,800
 Marsico Parent Holdco LLC 12.500%, due 07/15/16
   (144A)(c)(h)....................................      511,628       460,465
 Marsico Parent Superholdco LLC 14.500%, due
   01/15/18 (144A)(h)..............................      342,937       308,643
                                                                 -------------
                                                                     2,364,908
                                                                 -------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
 Amkor Technology, Inc.
   7.750%, due 05/15/13(a).........................       90,000        83,813
   9.250%, due 06/01/16............................      700,000       670,250
                                                                 -------------
                                                                       754,063
                                                                 -------------
 SOFTWARE - 0.2%
 First Data Corp. 9.875%, due 09/24/15 (144A)(a)(b)    1,160,000     1,010,650
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 SPECIALTY RETAIL - 1.3%
 Asbury Automotive Group, Inc. 7.625%, due 03/15/17 $    880,000 $     712,800
 AutoNation, Inc.
   4.713%, due 04/15/13(a)(d)......................      985,000       837,250
   7.000%, due 04/15/14............................      115,000       102,925
 General Nutrition Centers, Inc.
   7.199%, due 03/15/14(a)(c)(d)...................    1,855,000     1,567,475
   10.750%, due 03/15/15...........................      350,000       299,250
 Group 1 Automotive, Inc. 8.250%, due 08/15/13.....      300,000       282,000
 Michaels Stores, Inc.
   10.000%, due 11/01/14(a)........................      140,000       121,975
   11.375%, due 11/01/16(a)........................      530,000       424,000
 United Auto Group, Inc. 7.750%, due 12/15/16......    1,260,000     1,108,800
                                                                 -------------
                                                                     5,456,475
                                                                 -------------
 TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.4%
 Broadview Networks Holdings, Inc. 11.375%, due
   09/01/12........................................    1,690,000     1,525,225
                                                                 -------------
 TEXTILES, APPAREL & LUXURY GOODS - 0.2%
 Levi Strauss & Co.
   9.750%, due 01/15/15............................      575,000       580,750
   8.875%, due 04/01/16............................       40,000        39,100
                                                                 -------------
                                                                       619,850
                                                                 -------------
 TOBACCO - 0.3%
 Vector Group, Ltd. 11.000%, due 08/15/15..........    1,330,000     1,333,325
                                                                 -------------
 TRADING COMPANIES & DISTRIBUTORS - 0.1%
 Russel Metals, Inc. 6.375%, due 03/01/14..........      230,000       217,350
                                                                 -------------
 WIRELESS TELECOMMUNICATION SERVICES - 2.7%
 Centennial Communications Corp.
   10.000%, due 01/01/13(a)........................      200,000       204,000
   8.448%, due 01/01/13(d).........................      125,000       121,250
   8.125%, due 02/01/14(a).........................    2,100,000     2,089,500
 Cricket Communications, Inc.
   9.375%, due 11/01/14............................    1,260,000     1,219,050
   10.000%, due 07/15/15 (144A)(b).................      570,000       561,450
 FiberTower Corp. 9.000%, due 11/15/12.............      685,000       503,475
 iPCS, Inc. 4.998%, due 05/01/13(d)................    2,210,000     2,022,150
 MetroPCS Wireless, Inc. 9.250%, due 11/01/14......    3,985,000     3,855,487
 Rural Cellular Corp.
   8.250%, due 03/15/12............................      775,000       798,250
   9.875%, due 02/01/10............................      165,000       168,713
                                                                 -------------
                                                                    11,543,325
                                                                 -------------
 Total Domestic Bonds & Debt Securities (Cost
   $353,540,772)...................................                332,877,340
                                                                 -------------

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 CONVERTIBLE BONDS - 1.1%
 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
 NTL Cable Plc 8.750%, due 04/15/14................ $    175,000 $     252,838
                                                                 -------------
 HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
 Hologic, Inc. 0.000%/2.000%, due 12/15/37(i)......    2,070,000     1,759,500
                                                                 -------------
 MARINE - 0.2%
 Horizon Lines, Inc. 4.250%, due 08/15/12(a).......      915,000       718,745
                                                                 -------------
 WIRELESS TELECOMMUNICATION SERVICES - 0.4%
 American Tower Corp. 3.000%, due 08/15/12.........      745,000     1,569,722
 FiberTower Corp. 9.000%, due 11/15/12 (144A)(b)...      170,000       125,800
                                                                 -------------
                                                                     1,695,522
                                                                 -------------
 Total Convertible Bonds (Cost $4,567,323)                           4,426,605
                                                                 -------------

 LOAN PARTICIPATION - 9.9%
 Abbot Turbo Mezz Bridge 1.000%, due 03/15/18......    3,100,000     3,038,000
 Allison Transmission, Inc.
   5.420%, due 08/07/14(d).........................      320,883       286,741
   5.450%, due 08/07/14(d).........................      177,864       158,939
 Alltel Communications
   5.248%, due 05/14/15............................    2,250,000     2,243,025
   5.550%, due 05/15/15............................      500,000       495,500
 Bausch & Lomb 6.051%, due 04/11/15(d).............    1,546,900     1,512,900
 Building Materials Corp. 5.688%, due 02/24/14(d)..      750,000       663,000
 Catalina Marketing 6.938%, due 10/09/17(d)........    3,475,000     3,144,875
 Community Health Systems, Inc.
   1.000%, due 06/18/14............................       48,777        46,060
   4.899%, due 06/18/14(d).........................      953,736       900,612
 Dana Exit 6.750%, due 01/31/15(d).................    1,975,000     1,873,708
 Education Media
   6.475%, due 11/14/14(d).........................    1,977,273     1,819,091
   11.975%, due 11/14/14(d)........................    5,123,036     4,252,120
 Ford Motor Co. 5.46%, due 12/16/13(d).............    1,650,000     1,419,000
 General Motors 1.000%, due 11/29/13...............    1,375,000     1,251,250
 Hawker Beechcraft Acquisition Co.
   4.801%, due 03/31/14(d).........................      457,437       430,769
   7.122%, due 03/31/14............................       26,657        25,103
 Intelsat Unsec Bridge Loan 9.250%, due 06/15/16...    1,500,000     1,350,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 LOAN PARTICIPATION - CONTINUED
 Marsico Parent 6.813%, due 11/14/14(d)............ $    498,750 $     418,950
 Masonite 4.920%, due 04/06/13(d)..................    1,726,468     1,609,931
 Masonite Canadian 4.920%, due 04/06/13(d).........    1,723,532     1,607,194
 Pillowtex Corp. 9.000%, due 12/15/49(g)...........      175,000             0
 PQ Corp. 6.15%, due 07/30/14-07/30/15.............    3,500,000     3,118,750
 Solutia Senior 15.500%, due 04/02/15(d)...........      403,849       398,317
 Texas Competitive Electric Holdings Co. LLC
   6.222%, due 10/10/14(d).........................      330,000       305,976
   6.234%, due 10/10/14(d).........................    4,322,500     4,012,577
 Texas Competitive Energy 6.478%, due 10/10/14(d)..      497,500       461,730
 Verso Paper Holdings LLC 9.030%, due 02/01/13(d)..      448,000       425,600
 Wind Acquisition Holdings Finance.................
   9.984%, due 12/21/11(d).........................      165,905       162,172
   10.920%, due 06/17/15(d)........................    3,103,449     4,905,881
                                                                 -------------
 Total Loan Participation (Cost $42,284,360)                        42,337,771
                                                                 -------------

 COMMON STOCKS - 0.1%
 AUTO COMPONENTS - 0.0%
 Goodyear Tire & Rubber Co. (The)*(a)..............        6,645       118,480
                                                                 -------------
 CAPITAL MARKETS - 0.1%
 E*TRADE Financial Corp.*..........................       88,580       277,256
                                                                 -------------
 CONTAINERS & PACKAGING - 0.0%
 Russell-Stanley Holdings, Inc.(g).................        2,000             0
                                                                 -------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
 Viatel Holding Bermuda, Ltd.*.....................            4            42
                                                                 -------------
 MEDIA - 0.0%
 Cebridge Connections Holdings(g)..................        7,460        67,140
 Virgin Media, Inc.(a).............................        1,775        24,158
                                                                 -------------
                                                                        91,298
                                                                 -------------
 Total Common Stocks (Cost $834,803)                                   487,076
                                                                 -------------

 PREFERRED STOCK - 0.0%
 ROAD & RAIL - 0.0%
 Marsico Parent Superholdco LLC(h) (Cost - $90,515)           96        85,440
                                                                 -------------

 -----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 CONVERTIBLE PREFERRED STOCKS - 0.3%
 INSURANCE - 0.3%
 American International Group, Inc. 8.500%, due
   08/01/11........................................       20,000 $   1,185,800
                                                                 -------------
 OIL, GAS & CONSUMABLE FUELS - 0.0%
 EXCO Resources, Inc...............................           10       140,000
                                                                 -------------
 Total Convertible Preferred Stocks (Cost
 $1,600,000)                                                         1,325,800
                                                                 -------------

 WARRANTS - 0.0%
 CAPITAL MARKETS - 0.0%
 Viasystems Group, Inc., Expire 04/30/11(g)........        9,411             0
                                                                 -------------
 CHEMICALS - 0.0%
 Zemex Minerals Group, Inc.........................           87             0
                                                                 -------------
 GAS UTILITIES - 0.0%
 AMF Bowling Worldwide, Inc., Expire 03/09/09(g)...          901             0
                                                                 -------------
 MEDIA - 0.0%
 Advanstar Holdings Corp., Expire 10/15/11.........           75         6,000
 MDP Acquisitions Plc Corp., Expire 10/01/13(b)....          100         4,328
 XM Satellite Radio Holdings, Inc. - Class A,
   Expire 03/15/10*................................          125            31
                                                                 -------------
                                                                        10,359
                                                                 -------------
 PAPER & FOREST PRODUCTS - 0.0%
 Neenah Enterprises, Inc., Expire 10/07/13*........        6,130             0
                                                                 -------------
 ROAD & RAIL - 0.0%
 Marsico Parent Superholdco, Ltd., Expire 12/31/49*           25        43,125
                                                                 -------------
 Total Warrants (Cost $271,438)                                         53,484
                                                                 -------------

 SHORT-TERM INVESTMENTS - 23.4%
 Federal National Mortgage Association 2.150%, due
   07/28/08(j)..................................... $ 48,000,000    47,922,600
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/08 at 0.450% to be
   repurchased at $144,002 on 07/01/08
   collateralized by $145,000 FNMA 4.375% due
   03/15/13 with a value of $147,900...............      144,000       144,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 --------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - CONTINUED
 State Street Navigator Securities Lending Trust
   Prime Portfolio(k).............................. $ 51,715,664 $  51,715,664
                                                                 -------------
 Total Short-Term Investments (Cost $99,782,264)                    99,782,264
                                                                 -------------

 TOTAL INVESTMENTS - 112.9% (Cost $502,971,475)                    481,375,780
                                                                 -------------

 Other Assets and Liabilities (net) - (12.9)%                      (55,034,834)
                                                                 -------------

 TOTAL NET ASSETS - 100.0%                                       $ 426,340,946
                                                                 =============

PORTFOLIO FOOTNOTES:

*  Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $91,571,120 of net assets.
(c) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.
(e) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f) Security is in default and/or issuer is in bankruptcy.
(g) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(h) Illiquid securities representing in the aggregate $2,143,348 of net assets.
(i) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(j) Zero coupon bond - Interest rate represents current yield to maturity.
(k) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $  1,749,735         $     0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     427,843,241          10,174
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS              67,140               0
  ----------------------------------------------------------------------------
  TOTAL                                           $429,660,116         $10,174

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN OTHER FINANCIAL
                                                       SECURITIES    INSTRUMENTS*
---------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007                           $67,140              $0
 Accrued discounts/premiums                                     0               0
 Realized Gain (Loss)                                           0               0
 Change in unrealized appreciation (depreciation)               0               0
 Net Purchases (Sales)                                          0               0
 Transfers In (Out) of Level 3                                  0               0
---------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2008                               $67,140              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


BLACKROCK HIGH YIELD PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $429,516,116
   Repurchase Agreement                                                           144,000
   Cash                                                                               912
   Cash denominated in foreign currencies**                                         1,122
   Collateral for securities on loan                                           51,715,664
   Receivable for investments sold                                              5,944,105
   Receivable for Trust shares sold                                               936,901
   Interest receivable                                                          7,317,782
   Unrealized appreciation on forward currency contracts (Note 7)                  10,174
                                                                             ------------
       Total assets                                                           495,586,776
                                                                             ------------
LIABILITIES
   Payables for:
       Investments purchased                                                   16,338,592
       Trust shares redeemed                                                      859,600
       Distribution and services fees--Class B                                      2,129
       Collateral for securities on loan                                       51,715,664
       Management fee (Note 3)                                                    216,530
       Administration fee                                                           2,311
       Custodian and accounting fees                                               19,687
   Accrued expenses                                                                91,317
                                                                             ------------
       Total liabilities                                                       69,245,830
                                                                             ------------
NET ASSETS                                                                   $426,340,946
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $469,701,290
   Accumulated net realized loss                                              (27,482,583)
   Unrealized depreciation on investments and foreign currency                (21,584,656)
   Undistributed net investment income                                          5,706,895
                                                                             ------------
       Total                                                                 $426,340,946
                                                                             ============
NET ASSETS
   Class A                                                                   $415,649,507
                                                                             ============
   Class B                                                                     10,691,439
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     54,401,354
                                                                             ============
   Class B                                                                      1,401,296
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $       7.64
                                                                             ============
   Class B                                                                           7.63
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $451,111,811
**Cost of cash denominated in foreign currencies                                    1,103

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

BLACKROCK HIGH YIELD PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                                      $     24,532
    Interest (2)                                                                         16,853,942
                                                                                       ------------
       Total investment income                                                           16,878,474
                                                                                       ------------
EXPENSES
    Management fee (Note 3)                                                               1,236,377
    Administration fees                                                                      14,081
    Custodian and accounting fees                                                            28,472
    Distribution and services fees--Class B                                                   4,293
    Audit                                                                                    23,867
    Legal                                                                                     8,744
    Trustee fees and expenses                                                                 7,957
    Shareholder reporting                                                                    16,036
    Other                                                                                     9,003
                                                                                       ------------
       Total expenses                                                                     1,348,830
                                                                                       ------------
    Net investment income                                                                15,529,644
                                                                                       ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized loss on:
       Investments                                                                      (12,066,169)
       Foreign currency                                                                    (615,651)
                                                                                       ------------
    Net realized loss on investments and foreign currency                               (12,681,820)
                                                                                       ------------
    Net change in unrealized appreciation (depreciation) on:
       Investments                                                                       (4,071,149)
       Foreign currency                                                                     283,341
                                                                                       ------------
    Net change in unrealized depreciation on investments and foreign currency            (3,787,808)
                                                                                       ------------
    Net realized and change in unrealized loss on investments and foreign currency      (16,469,628)
                                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   (939,984)
                                                                                       ============

----------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                             $     13,028
(2)Interest income includes securities lending income of:                                   229,452

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

BLACKROCK HIGH YIELD PORTFOLIO
                                                                                 Period Ended   Year Ended
                                                                                 June 30, 2008 December 31,
                                                                                  (Unaudited)      2007
                                                                                 ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                        $ 15,529,644  $ 20,516,194
    Net realized loss on investments and foreign currency                         (12,681,820)     (527,425)
    Net change in unrealized depreciation on investments and foreign currency      (3,787,808)  (22,851,366)
                                                                                 ------------  ------------
    Net decrease in net assets resulting from operations                             (939,984)   (2,862,597)
                                                                                 ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                      (29,255,292)   (7,871,993)
     Class B                                                                               --            --
    From net realized gains
     Class A                                                                               --            --
     Class B                                                                               --            --
                                                                                 ------------  ------------
    Net decrease in net assets resulting from distributions                       (29,255,292)   (7,871,993)
                                                                                 ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4 AND 9)
    Proceeds from shares sold
     Class A                                                                       48,264,050   276,838,368
     Class B                                                                       11,419,886            --
    Net asset value of shares issued through acquisition
     Class A                                                                               --   100,788,917
     Class B                                                                               --            --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       29,255,292     7,871,993
     Class B                                                                               --            --
    Cost of shares repurchased
     Class A                                                                      (35,847,912)  (48,159,524)
     Class B                                                                         (673,827)           --
                                                                                 ------------  ------------
    Net increase in net assets from capital share transactions                     52,417,489   337,339,754
                                                                                 ------------  ------------
TOTAL INCREASE IN NET ASSETS                                                       22,222,213   326,605,164
    Net assets at beginning of period                                             404,118,733    77,513,569
                                                                                 ------------  ------------
    Net assets at end of period                                                  $426,340,946  $404,118,733
                                                                                 ============  ============
    Net assets at end of period includes undistributed net investment income     $  5,706,895  $ 19,440,554
                                                                                 ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                                   CLASS A
BLACKROCK HIGH YIELD PORTFOLIO                     -------------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ----------------------------------------------------
                                                    (UNAUDITED)      2007       2006       2005       2004++      2003++
                                                   -------------- ------     ------     ------     ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 8.24     $ 8.92     $ 8.84     $ 8.62     $ 8.41       $ 7.37
                                                       ------     ------     ------     ------     ------       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income.............................       0.31 (a)   0.60 (a)   0.63 (a)   0.63 (a)   0.64         0.65 (a)
Net Realized/Unrealized Gain (Loss) on Investments      (0.34)     (0.34)      0.19      (0.41)      0.23         1.00 (a)
                                                       ------     ------     ------     ------     ------       ------
Total From Investment Operations..................      (0.03)      0.26       0.82       0.22       0.87         1.65
                                                       ------     ------     ------     ------     ------       ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.57)     (0.94)     (0.74)        --      (0.66)       (0.61)
Distributions from Net Realized Capital Gains.....         --         --         --         --         --           --
                                                       ------     ------     ------     ------     ------       ------
Total Distributions...............................      (0.57)     (0.94)     (0.74)        --      (0.66)       (0.61)
                                                       ------     ------     ------     ------     ------       ------
NET ASSET VALUE, END OF PERIOD....................     $ 7.64     $ 8.24     $ 8.92     $ 8.84     $ 8.62       $ 8.41
                                                       ======     ======     ======     ======     ======       ======
TOTAL RETURN                                            (0.33)%     2.70%      9.81%      2.55%     10.38%       22.39%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................       0.65 %*    0.72%      0.93%      0.87%      0.83%/(b)/   0.90%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.65 %*    0.73%(c)   0.96%      0.87%      0.87%        0.90%
Ratio of Net Investment Income to Average Net
  Assets..........................................       7.90 %*    7.21%      7.34%      7.28%      7.42%        7.93%
Portfolio Turnover Rate...........................       36.1 %     60.2%      88.9%      36.0%      38.0%        57.0%
Net Assets, End of Period (in millions)...........     $415.6     $404.1     $ 77.5     $ 84.0     $ 87.0       $ 76.0

                                                                                               CLASS B
                                                                                           ----------------
                                                                                            FOR THE PERIOD
                                                                                                ENDED
                                                                                           JUNE 30, 2008(D)
                                                                                             (UNAUDITED)
                                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................      $ 7.66
                                                                                                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................        0.11
Net Realized / Unrealized Loss on Investments.............................................       (0.14)
                                                                                                ------
Total From Investment Operations..........................................................       (0.03)
                                                                                                ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................          --
Distributions from Net Realized Capital Gains.............................................          --
                                                                                                ------
Total Distributions.......................................................................          --
                                                                                                ------
NET ASSET VALUE, END OF PERIOD............................................................      $ 7.63
                                                                                                ======
TOTAL RETURN..............................................................................       (0.39)%
Ratio of Expenses to Average Net Assets After Reimbursement...............................        0.93 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates..................        0.93 %*
Ratio of Net Investment Loss to Average Net Assets........................................        7.56 %*
Portfolio Turnover Rate...................................................................        36.1 %
Net Assets, End of Period (in millions)...................................................      $ 10.7

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) The Investment Manager waived a portion of its management fee for the year.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(d) Commencement of operations 4/28/08.
++ Audited by other Independent Registered Public Accounting Firm.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is BlackRock High Yield Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                    Expiring   Expiring   Expiring   Expiring   Expiring
          Total    12/31/2009 12/31/2010 12/31/2011 12/31/2012 12/31/2015
       ----------- ---------- ---------- ---------- ---------- ----------

       $13,940,214 $4,583,235 $6,217,956 $1,599,086  $825,797   $714,140

On May 1, 2006, the Federated High Yield Portfolio, a series of The Travelers Series Trust, was reorganized into the Federated High Yield Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $13,291,427 which are subject to an annual limitation of $3,740,137.

On May 23, 2006, Federated Investment Management Company resigned as the investment adviser for the Federated High Yield Portfolio. On August 10, 2006, the Board of Trustees of the Trust approved BlackRock Financial Management, Inc. as the new investment adviser for the Portfolio. Effective August 21, 2006, the Portfolio changed its name to the BlackRock High Yield Portfolio and the new investment adviser became BlackRock Financial Management, Inc.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

H. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

I. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

J. CREDIT AND MARKET RISK - The Portfolio may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Portfolio's investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

K. LOAN PARTICIPATIONS - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolios' investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with BlackRock Financial Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $1,236,377         0.60%              ALL

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.95%                 1.20%                 1.10%*

* Classes not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                              Shares Issued
                                              in Connection
                                                  with                                Net Increase
                        Beginning              Acquisition                             in Shares     Ending
                         Shares      Sales      (Note 9)    Reinvestments Redemptions Outstanding    Shares
                        ---------- ---------- ------------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008             49,029,687  6,077,427          --     3,849,380   (4,555,140)   5,371,667  54,401,354
 12/31/2007              8,693,022 33,143,207  12,027,317       940,501   (5,774,360)  40,336,665  49,029,687

 Class B

 04/28/2008-06/30/2008          --  1,488,587          --            --      (87,291)   1,401,296   1,401,296

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $154,262,813        $--        $131,729,292

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $502,971,475  $3,788,055   $(25,383,750)  $(21,595,695)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $50,663,134 $51,715,664     $--     $51,715,664

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. FORWARD FOREIGN CURRENCY CONTRACTS

Open forward foreign currency contracts at June 30, 2008, were as follows:

Forward Foreign Currency Contracts to Buy:

                                        Value at                           Net Unrealized
Settlement Date  Contracts to Deliver June 30, 2008 In Exchange for U.S. $  Appreciation
---------------  -------------------- ------------- ---------------------- --------------

  07/23/2008           500,000        EUR  786,411         771,893            $14,518
                                                                              -------

                                                                              $14,518
                                                                              =======

Forward Foreign Currency Contracts to Sell:

                                                                            Net Unrealized
                                        Value at                            Appreciation/
Settlement Date  Contracts to Deliver June 30, 2008  In Exchange for U.S. $ (Depreciation)
---------------  -------------------- -------------- ---------------------- --------------

  07/23/2008          3,530,000       EUR  5,552,059       5,554,797           $ 2,739

  07/23/2008            267,000       EUR    419,943         412,861            (7,082)
                                                                               -------

                                                                               $(4,344)
                                                                               =======

EUR - Euro Dollar

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

                Ordinary Income    Long-Term Capital Gain         Total
             --------------------- ---------------------- ---------------------
                2007       2006    2007        2006          2007       2006
             ---------- ---------- ----        ----       ---------- ----------

             $7,871,993 $6,446,629 $--         $--        $7,871,993 $6,446,629

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain      (Depreciation) Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ ------------

   $19,448,284       $--       $(18,665,407)    $(13,940,214)   $(13,157,337)

9. ACQUISITION

As of the close of business on April 27, 2007, BlackRock High Yield Portfolio ("BlackRock"), a series of Met Investors Series Trust, acquired all the net assets of Western Asset Management High Yield Bond Portfolio ("Western"), a series of Metropolitan Series Fund, Inc., pursuant to a plan of reorganization approved by Western shareholders on April 24, 2007. The acquisition was accomplished by a tax-free exchange of 12,027,317 Class A shares of BlackRock (valued at $100.8 Million) in exchange for the 10,512,242 Class A shares of Western outstanding on April 27, 2007. Western Class A net assets at that date ($100.8 Million), including $3,537,529 of unrealized appreciation and approximately $37.381 of accumulated net realized gains, were combined with those of BlackRock Class A. The aggregate Class A net assets of BlackRock and Western immediately before the acquisition were $78,433,253 and $100,788,917, respectively. The aggregate Class A net assets of BlackRock immediately after the acquisition were $179,222,170.

10. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

12. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
BLACKROCK LARGE CAP CORE PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY BLACKROCK ADVISORS, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the six months ended June 30, 2008, the Portfolio had a return of (12.11)%, (12.22)% and (12.20)% for Class A, B and E Shares, respectively, versus (11.20)% for its benchmark, the Russell 1000(R) Index/1/.

PORTFOLIO REVIEW

For the six-month period ended June 30, 2008, the Portfolio underperformed relative to its benchmark, the Russell 1000(R) Index. Detracting from performance was an overweight position and security selection in the healthcare and information technology sectors. In the healthcare sector, the Portfolio's underperformance was largely stock-specific. Thirty-one securities were held in the healthcare sector during the period and more than 65% of the underperformance came from just four securities--three in providers & services and one in pharmaceuticals. In information technology, Sun Microsystems in the computers & peripherals industry and NVIDIA in the semiconductors industry were the largest individual detractors.

Contributing most notably to performance was the Portfolio's underweight and security selection in financials, combined with an overweight and security selection in the materials sector. Within financials, a zero weighting in commercial banks was largely additive, as was an underweight position in diversified financials. In the materials sector, Mosaic and Monsanto, both in the chemicals industry, added significantly to performance.

MARKET ENVIRONMENT/CONDITIONS

The U.S. economic and financial environment remains troubled. The economy is doing better than might have been expected given the proliferation of negative shocks, but that provides cold comfort. The growth outlook is at best mediocre, and the risks are tilted to the downside. Meanwhile, the credit system remains badly impaired, highlighted by the ongoing freefall in financials sector share prices. Some extreme market moves have occurred in recent months, with energy stocks continuing to rise strongly and bank shares hitting new lows. It is virtually impossible to judge when oil prices will see a meaningful decline, and there is no sign of an end to the bad news emanating from the housing and banking sectors.

Equity valuations are reasonable, but that is of limited use as an indicator of near-term performance. We are not among those predicting a disaster scenario, with the secular credit cycle unraveling and a deep recession. However, it remains to be seen whether economic and financial conditions will improve sufficiently to warrant a more aggressive investment stance later this year. Key developments that support a more positive investment posture include a sustained drop in oil prices, a moderation in the rate of decline in house prices, fiscal measures to ease the plight of homeowners, and a further easing in credit market strains. In the absence of these developments, we prefer a more cautious approach.

CURRENT OUTLOOK/STRATEGY

We maintain our two-pronged approach of investing in higher-quality companies with predictable earnings, and in cyclicals with a global emphasis. We believe that this approach is the best way to navigate the current investment climate. At period-end, the Portfolio's largest overweights relative to the benchmark were in information technology, healthcare and energy, and the most notable underweights were in financials, consumer staples and utilities.

BOB DOLL
TASOS BOULOUTAS
DAN HANSON
Portfolio Managers
BLACKROCK ADVISORS, LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Exxon Mobil Corp.                        4.71%
               -------------------------------------------------
               Chevron Corp.                            2.62%
               -------------------------------------------------
               Microsoft Corp.                          2.60%
               -------------------------------------------------
               Johnson & Johnson                        2.42%
               -------------------------------------------------
               International Business Machines Corp.    2.30%
               -------------------------------------------------
               ConocoPhillips                           2.16%
               -------------------------------------------------
               Wal-Mart Stores, Inc.                    2.08%
               -------------------------------------------------
               Pfizer, Inc.                             1.97%
               -------------------------------------------------
               Hewlett-Packard Co.                      1.87%
               -------------------------------------------------
               Occidental Petroleum Corp.               1.64%
               -------------------------------------------------

--------
/1/ The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $83.595 billion; the median market capitalization was approximately $5.432 billion. The smallest company in the index had a market capitalization of $1.363 billion. The index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLACKROCK LARGE CAP CORE PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY BLACKROCK ADVISORS, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                  [CHART]

Basic Materials                  6.3%
Communications                   5.5%
Cyclical                        10.2%
Non-cyclical                    18.5%
Energy                          21.8%
Financials                       4.6%
Industrials                     12.0%
Technology                      21.1%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLACKROCK LARGE CAP CORE PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY BLACKROCK ADVISORS, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                 BLACKROCK LARGE CAP CORE PORTFOLIO MANAGED BY
             BLACKROCK ADVISORS, LLC VS. RUSSELL 1000(R) INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

               BlackRock Large Cap
                  Core Portfolio            Russell 1000/(R)/ Index/1/
               --------------------         --------------------------
   04/01/1998          $10,000                        $10,000
   12/31/1998           10,577                         11,204
   12/31/1999           12,720                         13,547
   12/31/2000           12,010                         12,491
   12/31/2001            9,313                         10,936
   12/31/2002            6,972                          8,569
   12/31/2003            8,447                         11,130
   12/31/2004            9,789                         12,399
   12/31/2005           10,967                         13,176
   12/31/2006           12,529                         15,213
   12/31/2007           13,349                         16,091
   06/30/2008           11,733                         14,289



    --------------------------------------------------------------------
                                  Average Annual Return/2/
                               (for the period ended 6/30/08)
    --------------------------------------------------------------------
                                                               Since
                     6 Months 1 Year  3 Year 5 Year 10 Year Inception/3/
    --------------------------------------------------------------------
    BlackRock
    Large Cap Core
    Portfolio--
--  Class A          -12.11%  -11.64% 5.08%  8.95%   1.67%     1.67%
    Class B          -12.22%  -11.90%    --     --      --    -9.83%
    Class E          -12.20%  -11.80%    --     --      --    -9.74%
    --------------------------------------------------------------------
    Russell 1000(R)
- - Index/1/         -11.20%  -12.36% 4.81%  8.22%   3.38%     3.38%
    --------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 1000(R) Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of latest reconstitution, the average market capitalization was approximately $83.595 billion; the median market capitalization was approximately $5.432 billion. The smallest company in the index had an approximate market capitalization of $1.363 billion. The Index does not include fees and expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 3/23/1998. Inception of Class B and Class E shares is 4/30/2007. Index returns are based on an inception date of 3/31/1998.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
BLACKROCK LARGE CAP CORE PORTFOLIO           ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  878.90       $2.80
  Hypothetical (5% return before expenses)      1,000.00      1,021.88        3.02
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  877.80       $3.97
  Hypothetical (5% return before expenses)      1,000.00      1,020.64        4.27
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  878.00       $3.50
  Hypothetical (5% return before expenses)      1,000.00      1,021.13        3.77
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, 0.85%, and 0.75% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  -------------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  -------------------------------------------------------------------------------

  COMMON STOCKS - 100.0%
  AEROSPACE & DEFENSE - 5.3%
  General Dynamics Corp.............................    40,000 $     3,368,000
  Honeywell International, Inc......................   390,000      19,609,200
  L-3 Communications Holdings, Inc..................    68,900       6,260,943
  Lockheed Martin Corp..............................   210,000      20,718,600
  Raytheon Co.......................................   320,000      18,009,600
  United Technologies Corp..........................   360,000      22,212,000
                                                               ---------------
                                                                    90,178,343
                                                               ---------------
  AUTO COMPONENTS - 0.1%
  Autoliv, Inc......................................    40,000       1,864,800
                                                               ---------------
  BIOTECHNOLOGY - 2.5%
  Biogen Idec, Inc.*................................   340,000      19,002,600
  Gilead Sciences, Inc.*............................   440,000      23,298,000
                                                               ---------------
                                                                    42,300,600
                                                               ---------------
  CHEMICALS - 3.4%
  Lubrizol Corp.....................................   290,000      13,435,700
  Monsanto Co.......................................   200,000      25,288,000
  Mosaic Co. (The)*.................................   130,000      18,811,000
                                                               ---------------
                                                                    57,534,700
                                                               ---------------
  COMMERCIAL SERVICES & SUPPLIES - 0.7%
  R.R. Donnelley & Sons Co..........................   150,000       4,453,500
  Republic Services, Inc............................   100,000       2,970,000
  Robert Half International, Inc....................   140,000       3,355,800
  Steelcase, Inc. - Class A.........................   188,900       1,894,667
                                                               ---------------
                                                                    12,673,967
                                                               ---------------
  COMMUNICATIONS EQUIPMENT - 1.0%
  Cisco Systems, Inc.*..............................   120,000       2,791,200
  Juniper Networks, Inc.*...........................   670,000      14,860,600
                                                               ---------------
                                                                    17,651,800
                                                               ---------------
  COMPUTERS & PERIPHERALS - 6.6%
  Apple, Inc.*......................................    20,000       3,348,800
  Hewlett-Packard Co................................   720,000      31,831,200
  International Business Machines Corp..............   330,000      39,114,900
  Lexmark International, Inc. - Class A*............    90,000       3,008,700
  QLogic Corp.*.....................................   200,000       2,918,000
  Seagate Technology................................    40,000         765,200
  Sun Microsystems, Inc.*........................... 1,170,000      12,729,600
  Western Digital Corp.*............................   520,000      17,955,600
                                                               ---------------
                                                                   111,672,000
                                                               ---------------
  CONSTRUCTION & ENGINEERING - 1.1%
  Fluor Corp........................................   100,000      18,608,000
                                                               ---------------
  CONSUMER FINANCE - 1.0%
  Capital One Financial Corp.(a)....................   440,000      16,724,400
                                                               ---------------
  CONTAINERS & PACKAGING - 0.3%
  Crown Holdings, Inc.*.............................    30,000         779,700
  Owens-Illinois, Inc.*.............................    34,800       1,450,812
  Packaging Corp. of America........................   110,000       2,366,100
                                                               ---------------
                                                                     4,596,612
                                                               ---------------

   --------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                               SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   DIVERSIFIED FINANCIAL SERVICES - 0.2%
   JPMorgan Chase & Co............................... 120,000 $     4,117,200
                                                              ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
   AT&T, Inc......................................... 300,000      10,107,000
   CenturyTel, Inc................................... 260,000       9,253,400
                                                              ---------------
                                                                   19,360,400
                                                              ---------------
   ELECTRICAL EQUIPMENT & SERVICES - 0.2%
   Roper Industries, Inc.............................  40,000       2,635,200
                                                              ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
   Agilent Technologies, Inc.*.......................  20,000         710,800
   Tech Data Corp.*..................................  20,000         677,800
                                                              ---------------
                                                                    1,388,600
                                                              ---------------
   ENERGY EQUIPMENT & SERVICES - 1.1%
   ENSCO International, Inc.......................... 240,000      19,377,600
                                                              ---------------
   FOOD & STAPLES RETAILING - 2.8%
   BJ's Wholesale Club, Inc.*(a).....................  20,000         774,000
   Kroger Co. (The).................................. 417,700      12,058,999
   Wal-Mart Stores, Inc.............................. 630,000      35,406,000
                                                              ---------------
                                                                   48,238,999
                                                              ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
   Baxter International, Inc......................... 350,000      22,379,000
   C.R. Bard, Inc....................................  10,000         879,500
                                                              ---------------
                                                                   23,258,500
                                                              ---------------
   HEALTH CARE PROVIDERS & SERVICES - 5.2%
   Aetna, Inc........................................ 380,000      15,401,400
   Express Scripts, Inc.*............................ 300,000      18,816,000
   Lincare Holdings, Inc.*...........................  80,000       2,272,000
   McKesson Corp..................................... 229,000      12,803,390
   Medco Health Solutions, Inc.*..................... 430,000      20,296,000
   WellPoint, Inc.*.................................. 390,000      18,587,400
                                                              ---------------
                                                                   88,176,190
                                                              ---------------
   HOTELS, RESTAURANTS & LEISURE - 1.5%
   McDonald's Corp................................... 450,000      25,299,000
                                                              ---------------
   HOUSEHOLD DURABLES - 0.3%
   NVR, Inc.*(a).....................................  10,000       5,000,800
                                                              ---------------
   HOUSEHOLD PRODUCTS - 0.5%
   Procter & Gamble Co. (The)........................ 140,000       8,513,400
                                                              ---------------
   INDUSTRIAL CONGLOMERATES - 1.1%
   General Electric Co............................... 720,000      19,216,800
                                                              ---------------
   INSURANCE - 3.3%
   Allstate Corp. (The).............................. 260,000      11,853,400
   Chubb Corp. (The)................................. 390,000      19,113,900
   PartnerRe, Ltd....................................  10,000         691,300
   RenaissanceRe Holdings, Ltd.......................  10,000         446,700
   Travelers Cos., Inc. (The)........................ 430,000      18,662,000
   W.R. Berkley Corp................................. 238,500       5,762,160
                                                              ---------------
                                                                   56,529,460
                                                              ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


   --------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                               SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   IT SERVICES - 1.3%
   Accenture, Ltd. - Class A.........................  20,000 $       814,400
   Affiliated Computer Services, Inc. - Class A*..... 120,000       6,418,800
   Computer Sciences Corp.*.......................... 210,900       9,878,556
   Hewitt Associates, Inc. - Class A*................  20,000         766,600
   Paychex, Inc...................................... 150,000       4,692,000
                                                              ---------------
                                                                   22,570,356
                                                              ---------------
   LEISURE EQUIPMENT & PRODUCTS - 0.0%
   Hasbro, Inc.......................................  20,000         714,400
                                                              ---------------
   LIFE SCIENCES TOOLS & SERVICES - 0.1%
   Invitrogen Corp.*.................................  20,000         785,200
                                                              ---------------
   MACHINERY - 3.0%
   AGCO Corp.*....................................... 120,000       6,289,200
   Cummins, Inc...................................... 290,000      19,000,800
   Deere & Co........................................ 260,000      18,753,800
   Dover Corp........................................  10,000         483,700
   Gardner Denver, Inc.*.............................  90,000       5,112,000
   Parker Hannifin Corp..............................  10,000         713,200
                                                              ---------------
                                                                   50,352,700
                                                              ---------------
   MEDIA - 1.7%
   Omnicom Group, Inc................................ 100,000       4,488,000
   Walt Disney Co. (The)............................. 790,000      24,648,000
                                                              ---------------
                                                                   29,136,000
                                                              ---------------
   METALS & MINING - 2.7%
   Freeport-McMoRan Copper & Gold, Inc............... 210,000      24,609,900
   Nucor Corp........................................ 290,000      21,654,300
                                                              ---------------
                                                                   46,264,200
                                                              ---------------
   MULTILINE RETAIL - 0.4%
   Big Lots, Inc.*(a)................................ 230,000       7,185,200
                                                              ---------------
   OIL, GAS & CONSUMABLE FUELS - 20.7%
   Anadarko Petroleum Corp........................... 300,000      22,452,000
   Apache Corp....................................... 180,000      25,020,000
   Chevron Corp...................................... 450,000      44,608,500
   ConocoPhillips.................................... 390,000      36,812,100
   Devon Energy Corp................................. 210,000      25,233,600
   Exxon Mobil Corp.................................. 910,000      80,198,300
   Hess Corp......................................... 180,000      22,714,200
   Marathon Oil Corp................................. 410,000      21,266,700
   Noble Energy, Inc................................. 200,000      20,112,000
   Occidental Petroleum Corp......................... 310,000      27,856,600
   Sunoco, Inc.(a)................................... 290,000      11,800,100
   Valero Energy Corp................................ 340,000      14,001,200
                                                              ---------------
                                                                  352,075,300
                                                              ---------------
   PAPER & FOREST PRODUCTS - 0.2%
   International Paper Co............................ 120,000       2,796,000
                                                              ---------------
   PERSONAL PRODUCTS - 0.0%
   Herbalife, Ltd....................................  20,000         775,000
                                                              ---------------

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  PHARMACEUTICALS - 7.3%
  Eli Lilly & Co....................................   500,000 $    23,080,000
  Forest Laboratories, Inc.*........................    70,000       2,431,800
  Johnson & Johnson.................................   640,000      41,177,600
  Merck & Co., Inc..................................   640,000      24,121,600
  Pfizer, Inc....................................... 1,920,000      33,542,400
                                                               ---------------
                                                                   124,353,400
                                                               ---------------
  ROAD & RAIL - 0.9%
  CSX Corp..........................................   220,000      13,818,200
  Ryder System, Inc.................................    10,000         688,800
                                                               ---------------
                                                                    14,507,000
                                                               ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.9%
  Altera Corp.......................................   850,000      17,595,000
  Analog Devices, Inc...............................   390,000      12,390,300
  Intel Corp........................................ 1,170,000      25,131,600
  Intersil Corp. - Class A..........................   370,000       8,998,400
  KLA-Tencor Corp.(a)...............................   410,000      16,691,100
  Linear Technology Corp.(a)........................   560,000      18,239,200
  National Semiconductor Corp.......................   640,000      12,870,400
  Texas Instruments, Inc............................   770,000      21,683,200
  Xilinx, Inc.......................................   710,000      17,927,500
                                                               ---------------
                                                                   151,526,700
                                                               ---------------
  SOFTWARE - 6.4%
  Autodesk, Inc.*...................................   140,000       4,733,400
  BMC Software, Inc.*...............................    44,900       1,616,400
  CA, Inc...........................................    30,000         692,700
  Compuware Corp.*..................................    80,000         763,200
  McAfee, Inc.*.....................................   234,400       7,976,632
  Microsoft Corp.................................... 1,610,000      44,291,100
  Oracle Corp.*..................................... 1,300,000      27,300,000
  Symantec Corp.*................................... 1,010,000      19,543,500
  Synopsys, Inc.*...................................    58,000       1,386,780
                                                               ---------------
                                                                   108,303,712
                                                               ---------------
  SPECIALTY RETAIL - 4.6%
  Advance Auto Parts, Inc...........................   140,000       5,436,200
  AutoZone, Inc.*(a)................................    66,000       7,986,660
  Barnes & Noble, Inc.(a)...........................    20,000         496,800
  Best Buy Co., Inc.(a).............................   430,000      17,028,000
  GameStop Corp - Class A*..........................   320,000      12,928,000
  Gap, Inc. (The)...................................   950,000      15,836,500
  Ross Stores, Inc..................................    20,000         710,400
  TJX Co., Inc. (The)...............................   570,000      17,937,900
                                                               ---------------
                                                                    78,360,460
                                                               ---------------
  TEXTILES, APPAREL & LUXURY GOODS - 1.0%
  NIKE, Inc. - Class B..............................   290,000      17,286,900
                                                               ---------------
  Total Common Stocks (Cost $1,654,220,734)                      1,701,909,899
                                                               ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 ESCROWED SHARES - 0.0%
 COMPUTERS & PERIPHERALS - 0.0%
 ESC Seagate Technology *(b) (Cost - $0)...........      27,200 $           27
                                                                --------------

 SHORT-TERM INVESTMENTS - 2.5%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/08 at 1.100% to be
   repurchased at $5,319,163 on 07/01/08
   collateralized by 5,490,000 FHLMC at 7.000% due
   07/11/22 with a value of $5,425,493............. $ 5,319,000      5,319,000
 State Street Navigator Securities Lending Prime
   Portfolio(c)....................................  38,163,209     38,163,209
                                                                --------------
 Total Short-Term Investments (Cost $43,482,209)                    43,482,209
                                                                --------------

 TOTAL INVESTMENTS - 102.5% (Cost $1,697,702,943)                1,745,392,135
                                                                --------------

 Other Assets and Liabilities (net) - (2.5)%                       (43,000,885)
                                                                --------------

 TOTAL NET ASSETS - 100.0%                                      $1,702,391,250
                                                                ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Illiquid securities representing in the aggregate $27 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
 VALUATION INPUTS                                   SECURITIES    INSTRUMENTS*
 -----------------------------------------------------------------------------
 LEVEL 1--QUOTED PRICES                        $ 1,707,228,899       $0
 -----------------------------------------------------------------------------
 LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS                0        0
 -----------------------------------------------------------------------------
 LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   27        0
 -----------------------------------------------------------------------------
 TOTAL                                          $1,707,228,926       $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN OTHER FINANCIAL
                                                          SECURITIES    INSTRUMENTS*
------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007                            $27             $0
   Accrued discounts/premiums                                0              0
   Realized Gain (Loss)                                      0              0
   Change in unrealized appreciation (depreciation)          0              0
   Net Purchases (Sales)                                     0              0
   Transfers In (Out) of Level 3                             0              0
------------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2008                                $27             $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

BLACKROCK LARGE CAP CORE PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $1,701,909,926
   Repurchase Agreement                                                         5,319,000
   Cash                                                                               527
   Collateral for securities on loan                                           38,163,209
   Receivable for investments sold                                             12,227,772
   Receivable for Trust shares sold                                               269,992
   Dividends receivable                                                         1,401,690
   Interest receivable                                                                163
                                                                           --------------
       Total assets                                                         1,759,292,279
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   16,612,861
       Trust shares redeemed                                                      980,782
       Distribution and services fees--Class B                                      9,173
       Distribution and services fees--Class E                                     18,662
       Collateral for securities on loan                                       38,163,209
       Management fee (Note 3)                                                    835,094
       Administration fee                                                           8,834
       Custodian and accounting fees                                                4,170
   Accrued expenses                                                               268,244
                                                                           --------------
       Total liabilities                                                       56,901,029
                                                                           --------------
NET ASSETS                                                                 $1,702,391,250
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $1,930,710,887
   Accumulated net realized loss                                             (284,424,135)
   Unrealized appreciation on investments                                      47,689,192
   Undistributed net investment income                                          8,415,306
                                                                           --------------
       Total                                                               $1,702,391,250
                                                                           ==============
NET ASSETS
   Class A                                                                 $1,514,674,402
                                                                           ==============
   Class B                                                                     43,412,703
                                                                           ==============
   Class E                                                                    144,304,145
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    162,400,142
                                                                           ==============
   Class B                                                                      4,710,021
                                                                           ==============
   Class E                                                                     15,571,042
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $         9.33
                                                                           ==============
   Class B                                                                           9.22
                                                                           ==============
   Class E                                                                           9.27
                                                                           ==============


------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities
  Lending                                                                  $1,654,220,734

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

BLACKROCK LARGE CAP CORE PORTFOLIO
INVESTMENT INCOME
    Dividends                                                   $  13,452,059
    Interest (1)                                                      368,891
                                                                -------------
       Total investment income                                     13,820,950
                                                                -------------
EXPENSES
    Management fee (Note 3)                                         5,007,977
    Administration fees                                                53,855
    Custodian and accounting fees                                      32,706
    Distribution and services fees--Class B                            54,648
    Distribution and services fees--Class E                           116,932
    Audit                                                              22,300
    Legal                                                               8,268
    Trustee fees and expenses                                           7,957
    Shareholder reporting                                              87,558
    Insurance                                                           3,725
    Other                                                               9,659
                                                                -------------
       Total expenses                                               5,405,585
                                                                -------------
    Net investment income                                           8,415,365
                                                                -------------
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on:
       Investments                                                (53,639,928)
                                                                -------------
    Net realized loss on investments                              (53,639,928)
                                                                -------------
    Net change in unrealized depreciation on:
       Investments                                               (191,705,799)
                                                                -------------
    Net change in unrealized depreciation on investments         (191,705,799)
                                                                -------------
    Net realized and change in unrealized loss on investments    (245,345,727)
                                                                -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(236,930,362)
                                                                =============

------------------------------------------------------------------------------
(1)Interest income includes securities lending income of:       $     347,594

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

BLACKROCK LARGE CAP CORE PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $    8,415,365  $   11,087,931
   Net realized gain (loss) on investments and futures contracts            (53,639,928)     79,177,745
   Net change in unrealized depreciation on investments                    (191,705,799)    (61,457,308)
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations         (236,930,362)     28,808,368
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (9,674,115)       (904,022)
     Class B                                                                   (208,807)             --
     Class E                                                                   (808,522)             --
   From net realized gains
     Class A                                                                (63,194,324)     (7,875,932)
     Class B                                                                 (1,856,247)             --
     Class E                                                                 (6,473,762)             --
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                  (82,215,777)     (8,779,954)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 8)
   Proceeds from shares sold
     Class A                                                                107,046,050     195,249,769
     Class B                                                                  6,374,821      11,404,275
     Class E                                                                 28,761,847      39,276,743
   Net asset value of shares issued through acquisition and
       reorganization
     Class A                                                                         --   1,561,399,971
     Class B                                                                         --      42,041,722
     Class E                                                                         --     177,000,889
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 72,868,439       8,779,954
     Class B                                                                  2,065,054              --
     Class E                                                                  7,282,284              --
   Cost of shares repurchased
     Class A                                                                (98,780,406)   (197,478,090)
     Class B                                                                 (4,110,968)     (6,894,558)
     Class E                                                                (42,528,839)    (39,286,831)
                                                                         --------------  --------------
   Net increase in net assets from capital share transactions                78,978,282   1,791,493,844
                                                                         --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (240,167,857)  1,811,522,258
   Net assets at beginning of period                                      1,942,559,107     131,036,849
                                                                         --------------  --------------
   Net assets at end of period                                           $1,702,391,250  $1,942,559,107
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $    8,415,306  $   10,691,385
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                                 CLASS A
BLACKROCK LARGE CAP CORE PORTFOLIO                                        --------------------------------------------------
                                                                          FOR THE PERIOD
                                                                              ENDED         FOR THE YEARS ENDED DECEMBER 31,
                                                                          JUNE 30, 2008  -----------------------------------
                                                                           (UNAUDITED)       2007      2006    2005     2004++
                                                                          -------------- --------     ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $  11.14    $  11.20     $10.14  $ 9.05  $ 7.85
                                                                             --------    --------     ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................        0.05        0.09       0.05    0.02    0.04
Net Realized/Unrealized Gain (Loss) on Investments.......................       (1.38)       0.63       1.37    1.07    1.21
                                                                             --------    --------     ------  ------  ------
Total from Investment Operations.........................................       (1.33)       0.72       1.42    1.09    1.25
                                                                             --------    --------     ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................       (0.06)      (0.08)     (0.02)     --   (0.05)
Distributions from Net Realized Capital Gains............................       (0.42)      (0.70)     (0.34)     --      --
                                                                             --------    --------     ------  ------  ------
Total Distributions......................................................       (0.48)      (0.78)     (0.36)     --   (0.05)
                                                                             --------    --------     ------  ------  ------
NET ASSET VALUE, END OF PERIOD...........................................    $   9.33    $  11.14     $11.20  $10.14  $ 9.05
                                                                             ========    ========     ======  ======  ======
TOTAL RETURN                                                                   (12.11)%      6.55%     14.25%  12.04%  15.89%
Ratio of Expenses to Average Net Assets After Reimbursement..............        0.60 %*     0.64%      0.98%   0.91%   0.92%(b)
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        0.60 %*     0.65%(d)   1.04%   0.91%   0.95%
Ratio of Net Investment Income to Average Net Assets.....................        0.98 %*     0.83%      0.48%   0.23%   0.51%
Portfolio Turnover Rate..................................................        48.1 %      87.3%      72.2%   79.0%  136.0%
Net Assets, End of Period (in millions)..................................    $1,514.7    $1,716.0     $131.0  $131.0  $126.0

                                                                                  CLASS B
                                                                       ------------------------
                                                                       FOR THE PERIOD FOR THE YEAR
                                                                           ENDED         ENDED
                                                                       JUNE 30, 2008  DECEMBER 31,
                                                                        (UNAUDITED)     2007(C)
                                                                       -------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................    $ 11.01        $10.91
                                                                          -------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................       0.04          0.04
Net Realized/Unrealized Gain (Loss) on Investments....................      (1.36)         0.06
                                                                          -------        ------
Total from Investment Operations......................................      (1.32)         0.10
                                                                          -------        ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................      (0.05)           --
Distributions from Net Realized Capital Gains.........................      (0.42)           --
                                                                          -------        ------
Total Distributions...................................................      (0.47)           --
                                                                          -------        ------
NET ASSET VALUE, END OF PERIOD........................................    $  9.22        $11.01
                                                                          =======        ======
TOTAL RETURN                                                               (12.22)%        0.92%
Ratio of Expenses to Average Net Assets After Reimbursement...........       0.85 %*       0.89%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................       0.85 %*       0.89%*(d)
Ratio of Net Investment Income to Average Net Assets..................       0.73 %*       0.58%*
Portfolio Turnover Rate...............................................       48.1 %        87.3%
Net Assets, End of Period (in millions)...............................    $  43.4        $ 47.0

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) The investment manager waived a portion of its management fee for the year.
(c) Commencement of operations--04/30/2007.
(d) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
++ Audited by other Independent Registered Public Accounting Firm.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                  CLASS E
BLACKROCK LARGE CAP CORE PORTFOLIO                                     ------------------------
                                                                       FOR THE PERIOD FOR THE YEAR
                                                                           ENDED         ENDED
                                                                       JUNE 30, 2008  DECEMBER 31,
                                                                        (UNAUDITED)     2007(B)
                                                                       -------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................    $ 11.07        $10.96
                                                                          -------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................       0.04          0.05
Net Realized/Unrealized Gain (Loss) on Investments....................      (1.37)         0.06
                                                                          -------        ------
Total from Investment Operations......................................      (1.33)         0.11
                                                                          -------        ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................      (0.05)           --
Distributions from Net Realized Capital Gains.........................      (0.42)           --
                                                                          -------        ------
Total Distributions...................................................      (0.47)           --
                                                                          -------        ------
NET ASSET VALUE, END OF PERIOD........................................    $  9.27        $11.07
                                                                          =======        ======
TOTAL RETURN                                                               (12.20)%        1.00%
Ratio of Expenses to Average Net Assets After Reimbursement...........       0.75 %*       0.79%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................       0.75 %*       0.79%*(c)
Ratio of Net Investment Income to Average Net Assets..................       0.82 %*       0.69%*
Portfolio Turnover Rate...............................................       48.1 %        87.3%
Net Assets, End of Period (in millions)...............................    $ 144.3        $179.6

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/30/2007.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is BlackRock Large Cap Core Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B, and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                             Expiring     Expiring    Expiring
                  Total     12/31/2009   12/31/2010  12/31/2011
               ------------ ----------- ------------ -----------

               $225,797,851 $17,636,178 $193,572,806 $14,588,867

On May 1, 2006, the BlackRock Large Cap Core Portfolio, a series of The Travelers Series Trust, was reorganized into the BlackRock Large Cap Core Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $67,463,346 which are subject to an annual limitation of $5,495,892.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with BlackRock Advisors, LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- -----------   ------------------------

              $5,007,977         0.625%   First $250 Million

                                 0.60%    $250 Million to $500 Million

                                 0.575%   $500 Million to $1 Billion

                                 0.55%    $1 Billion to $2 Billion

                                 0.50%    Over $2 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.00%                 1.25%                 1.15%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%,

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                                              Net Increase
                                                Shares Issued in                               (Decrease)
                        Beginning               Connection with                                in Shares     Ending
                         Shares      Sales    Acquisition (Note 8) Reinvestments Redemptions  Outstanding    Shares
                       ----------- ---------- -------------------- ------------- -----------  ------------ -----------

 Class A

 06/30/2008            154,054,548 10,853,678       7,435,555              --     (9,943,639)   8,345,594  162,400,142
 12/31/2007             11,700,658 17,648,999     141,681,409         801,091    (17,777,609) 142,353,890  154,054,548

 Class B

 06/30/2008              4,269,640    646,643         213,112              --       (419,374)     440,381    4,710,021
 4/30/2007-12/31/2007           --  1,041,572       3,854,420              --       (626,352)   4,269,640    4,269,640

 Class E

 06/30/2008             16,227,601  2,864,464         747,668              --     (4,268,691)    (656,559)  15,571,042
 4/30/2007-12/31/2007           --  3,621,071      16,149,716              --     (3,543,186)  16,227,601   16,227,601

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $859,195,426        $--        $846,561,440

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Appreciation
           -------------- ------------ -------------- --------------

           $1,697,702,943 $168,313,628 $(120,624,436)  $47,689,192

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $60,006,517 $38,163,209 $23,220,722 $61,383,930

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

          Ordinary Income  Long-Term Capital Gain         Total
         ----------------- ---------------------  ---------------------
           2007     2006      2007        2006       2007       2006
         -------- -------- ----------  ---------- ---------- ----------

         $904,022 $289,946 $7,875,932  $4,233,827 $8,779,954 $4,523,773


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed     Net
    Ordinary      Long-Term    Unrealized
     Income         Gain      Appreciation Loss Carryforwards        Total
  ------------- ------------- ------------ ------------------     -----------

   $10,691,385   $71,524,293  $234,408,675         $(225,797,851) $90,826,502


8. REORGANIZATIONS AND ACQUISITIONS

As of the close of business on April 27, 2007, Portfolio Class A shares, pursuant to a plan of reorganization approved by Portfolio shareholders on April 24, 2007, were converted to Class E shares. The conversion was accomplished by a tax-free exchange of 12,032,251 Class A shares of the Portfolio (valued at $132,601,424) in exchange for 12,098,670 Class E shares of the Portfolio.

As of the close of business on April 27, 2007, the Portfolio acquired all the net assets of BlackRock Large Cap Portfolio ("Large Cap"), a series of Metropolitan Series Fund, Inc., pursuant to a plan of reorganization approved by Large Cap shareholders on April 24, 2007. The acquisition was accomplished by a tax-free exchange of 161,619,126 shares of the Portfolio in exchange for the 54,790,378 shares of Large Cap. Large Cap's net assets on that date of $1,780,442,582, including $176,546,307 of accumulated net realized losses and $277,802,359 of net unrealized appreciation were combined with those of the Portfolio. These aggregate net assets immediately after the acquisitions amounted to $1,913,063,838.

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
CLARION GLOBAL REAL ESTATE PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY ING CLARION REAL ESTATE SECURITIES L.P.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio generated a total return of (10.60)%, (10.73)% and (10.71) for Class A and B & E Shares, respectively, versus (13.71)% and (3.59)% for its benchmarks, the FTSE/EPRA NAREIT Global Real Estate Index/1/ and FTSE NAREIT Equity REIT Index/2/.

PORTFOLIO REVIEW

On April 28, 2008, the Portfolio changed its name to the Clarion Global Real Estate Portfolio and changed its mandate to a global real estate securities total return strategy from a U.S.-only mandate. Commentary pertains to the time period from April 28, 2008 through June 30, 2008. The Portfolio underperformed during this period as the result of country allocation decisions in Asia and the Americas. An underweight position in the Australian and Hong Kong markets detracted slightly from returns as did an overweight position to the U.S. Contributions from stock selection were flat during the period as positive selection in Europe and Asia was offset by selection in the U.S.

MARKET ENVIRONMENT/CONDITIONS

Real estate stocks experienced one of their worst months in history, falling almost 12% in June. It was a difficult month for stocks in general as the broader world equity markets declined 8%. Equity markets, including property companies, were hard hit as investors have become increasingly nervous about the economy and inflation. No region was spared in the sell-off. For the period April 28 through June 30, global property companies had a negative total return of nearly 14%. North American property companies were the best performing and property stocks in the Asia-Pacific region were the worst. European property companies were hard hit as well, particularly in the U.K. Investors remain wary of the eventual impact of slowing economic growth on commercial property demand, particularly in the London office market.

The disappointing performance of property stock prices appears to be driven by "macro" sentiment rather than by fundamental conditions in the property markets or a deterioration in observable conditions at property companies. Looking forward, much depends on the economic picture with particular emphasis on economic growth, inflation and interest rates. Our expectation is for a growth-challenged world economy, with possibly even a recession in the U.S. and the U.K. If central banks and governments remain vigilant and committed to mitigating the effects of the present financial crisis on wider economic activity, we may avoid a prolonged downturn in property markets. In our opinion, real estate stocks already incorporate a scenario that is more pessimistic than prevailing consensus and, following declines in the first half of 2008 (especially in the U.K. and Asia), property companies are now trading at significant discounts to their net asset values.

CURRENT OUTLOOK/STRATEGY

We believe there will remain considerable uncertainty and concern about the combination of slowing economic growth combined with growing inflationary pressures. As a result, we think it is best to continue to position the Portfolio conservatively with a focus on companies with strong balance sheets (including manageable near-term debt maturities), earnings stability, and top-quality management with proven discipline and value-creation abilities. By region, our current positioning is driven more by company characteristics than by local property markets or economic forecasts. For the second half of 2008, we expect the U.S. to outperform. This is less a call on the U.S. property markets but more due to the transparency and quality characteristics of many of the larger U.S. companies. Conversely, we are maintaining an underweight of the Asia-Pacific region despite the stronger economic and property fundamentals as a result of the considerable contribution to earnings from either development activity or acquisition-driven growth. We believe the assumptions related to these activities are still too optimistic given the changing capital market environment. In Europe, we view valuations in the U.K. as attractive while on the Continent we will be very selective as we believe economic conditions are deteriorating and that private property values have yet to fall enough.

T. RITSON FERGUSON, Chief Investment Officer
STEVEN D. BURTON, Managing Director
JOSEPH P. SMITH, Managing Director
Portfolio Manager
ING CLARION REAL ESTATE SECURITIES L.P.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). The Index does not include fees or expenses and is not available for direct investment.

/2/ The FTSE NAREIT Equity REIT Index is an unmanaged index that reflects performances of all publicly traded equity REITs. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLARION GLOBAL REAL ESTATE PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY ING CLARION REAL ESTATE SECURITIES L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                    Percent of
                 Description                        Net Assets
                 ---------------------------------------------
                 Westfield Group                      5.23%
                 ---------------------------------------------
                 Simon Property Group, Inc. (REIT)    4.69%
                 ---------------------------------------------
                 Unibail-Rodamco                      4.35%
                 ---------------------------------------------
                 Mitsubishi Estate Co., Ltd.          4.22%
                 ---------------------------------------------
                 Mitsui Fudosan Co., Ltd.             3.67%
                 ---------------------------------------------
                 Sun Hung Kai Properties, Ltd.        3.46%
                 ---------------------------------------------
                 Boston Properties, Inc. (REIT)       2.80%
                 ---------------------------------------------
                 Ventas, Inc. (REIT)                  2.29%
                 ---------------------------------------------
                 Land Securities Group Plc            2.05%
                 ---------------------------------------------
                 Public Storage (REIT)                1.99%
                 ---------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Apartments                                 5.4%
Commercial Services                        2.1%
Community Centers                          1.1%
Diversified                               23.6%
Health Care Providers & Services           5.2%
Industrials                                4.6%
Lodging                                    2.3%
Management & Services                      6.0%
Office                                    10.7%
Operating & Development                   15.2%
Regional Malls                            22.9%
Storage/Warehousing                        0.9%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLARION GLOBAL REAL ESTATE PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY ING CLARION REAL ESTATE SECURITIES L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                CLARION GLOBAL REAL ESTATE PORTFOLIO MANAGED BY
      ING CLARION REAL ESTATE SECURITIES L.P. VS. FTSE NAREIT EQUITY REIT
           INDEX/1/ AND FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

               Clarion Global    FTSE NAREIT Equity       FTSE EPRA/NAREIT
           Real Estate Portfolio   REIT Index/1/    Global Real Estate Index/2/
           ---------------------  ----------------- ---------------------------
05/01/2004        $10,000            $10,000                 $10,000
12/31/2004         12,975             13,751                  13,645
12/31/2005         14,739             15,418                  15,740
12/31/2006         20,326             20,750                  22,405
12/31/2007         17,319             17,494                  20,846
06/30/2008         15,484             15,096                  20,097



    -----------------------------------------------------------------
                                      Average Annual Return/3/
                                   (for the period ended 6/30/08)
    -----------------------------------------------------------------
                                                            Since
                                 6 Months 1 Year  3 Year Inception/4/
    -----------------------------------------------------------------
    Clarion Global Real Estate
--  Portfolio--Class A           -10.60%  -17.56% 3.79%    11.06%
    Class B                      -10.73%  -17.77% 3.50%    10.78%
    Class E                      -10.71%  -17.68% 3.63%    10.91%
    -----------------------------------------------------------------
    FTSE NAREIT Equity REIT
- - Index/1/                      -3.59%  -13.84% 4.99%    13.47%
    -----------------------------------------------------------------
--  FTSE EPRA/NAREIT
    Global Real Estate Index/2/  -13.71%  -19.72% 8.26%    15.41%
    -----------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B and Class E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The FTSE NAREIT Equity REIT Index is an unmanaged index that reflects performance of all publicly traded equity REITs. The Index does not include fees or expenses and is not available for direct investment.

The FTSE NAREIT Equity REIT Index is the Portfolio's benchmark prior to
April 28, 2008, when its mandate was a U.S. only real estate securities total return strategy.

/2/The FTSE EPRA/NAREIT Global Real Estate Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). The Index does not include fees or expenses and is not available for direct investment.

The FTSE EPRA/NAREIT Global Real Estate Index is the Portfolio's benchmark effective April 28, 2008, when its mandate changed to a global real estate securities total return strategy.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A, B and E shares is 5/1/04. Index returns are based on an inception date of 5/1/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
CLARION GLOBAL REAL ESTATE PORTFOLIO         ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  894.00       $2.97
  Hypothetical (5% return before expenses)      1,000.00      1,021.73        3.17
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  892.70       $4.14
  Hypothetical (5% return before expenses)      1,000.00      1,020.49        4.42
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  892.90       $3.67
  Hypothetical (5% return before expenses)      1,000.00      1,020.98        3.92
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.63%, 0.88%, and 0.78% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 COMMON STOCKS - 39.6%
 APARTMENTS - 6.0%
 AvalonBay Communities, Inc. (REIT)(a).............    146,000 $    13,017,360
 BRE Properties, Inc. - Class A (REIT)(a)..........    243,546      10,540,671
 Camden Property Trust(a)..........................     19,667         870,461
 Equity Residential(a).............................    400,500      15,327,135
 Essex Property Trust, Inc. (REIT)(a)..............    112,176      11,946,744
 Home Properties, Inc. (REIT)(a)...................    134,600       6,468,876
 Post Properties, Inc. (REIT)(a)...................     36,700       1,091,825
 UDR, Inc. (REIT)(a)...............................    525,702      11,765,211
                                                               ---------------
                                                                    71,028,283
                                                               ---------------
 COMMUNITY CENTERS - 1.1%
 Kimco Realty Corp. (REIT)(a)......................    368,800      12,730,976
                                                               ---------------
 DIVERSIFIED - 3.1%
 Digital Realty Trust, Inc. (REIT)(a)..............    120,300       4,921,473
 Liberty Property Trust (REIT)(a)..................    268,000       8,884,200
 Peoples Choice Financial Corp.*(b)................     60,000               0
 Vornado Realty Trust..............................    261,807      23,039,016
                                                               ---------------
                                                                    36,844,689
                                                               ---------------
 HEALTH CARE PROVIDERS & SERVICES - 5.3%
 HCP, Inc.(a)......................................    369,300      11,747,433
 Health Care, Inc. (REIT)..........................    202,147       8,995,542
 Nationwide Health Properties, Inc. (REIT).........    307,359       9,678,735
 OMEGA Healthcare Investors, Inc. (REIT)...........    309,600       5,154,840
 Ventas, Inc.......................................    633,100      26,951,067
                                                               ---------------
                                                                    62,527,617
                                                               ---------------
 INDUSTRIALS - 4.3%
 AMB Property Corp. (REIT)(a)......................    140,900       7,098,542
 ProLogis (REIT)...................................    373,400      20,294,290
 Public Storage....................................    290,200      23,445,258
                                                               ---------------
                                                                    50,838,090
                                                               ---------------
 LODGING - 2.0%
 FelCor Lodging Trust, Inc. (REIT)(a)..............    102,300       1,074,150
 Host Hotels & Resorts, Inc. (REIT)(a).............  1,245,600      17,002,440
 LaSalle Hotel Properties (REIT)(a)................     84,100       2,113,433
 Strategic Hotel Capital, Inc. (REIT)(a)...........    288,900       2,706,993
                                                               ---------------
                                                                    22,897,016
                                                               ---------------
 OFFICE - 5.5%
 BioMed Realty Trust, Inc. (REIT)..................    153,000       3,753,090
 Boston Properties, Inc. (REIT)....................    366,000      33,020,520
 Corporate Office Properties Trust (REIT)..........    106,885       3,669,362
 Douglas Emmett, Inc. (REIT)(a)....................    226,400       4,974,008
 Highwoods Properties, Inc. (REIT).................    255,478       8,027,119
 Kilroy Realty Corp. (REIT)(a).....................    103,700       4,877,011
 SL Green Realty Corp. (REIT)......................     83,360       6,895,539
                                                               ---------------
                                                                    65,216,649
                                                               ---------------

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 REGIONAL MALLS - 12.0%
 Acadia Realty Trust (REIT)(a).....................    109,836 $     2,542,703
 Federal Realty Investment Trust (REIT)(a).........    297,434      20,522,946
 General Growth Properties, Inc. (REIT)(a).........    427,300      14,968,319
 Macerich Co. (The) (REIT)(a)......................    166,900      10,369,497
 Regency Centers Corp. (REIT)(a)...................    300,600      17,771,472
 Simon Property Group, Inc. (REIT).................    615,700      55,345,273
 Tanger Factory Outlet Centers(a)..................    280,565      10,080,701
 Taubman Centers, Inc. (REIT)......................    196,813       9,574,952
                                                               ---------------
                                                                   141,175,863
                                                               ---------------
 STORAGE/WAREHOUSING - 0.3%
 Extra Space Storage, Inc.(a)......................    238,800       3,667,968
                                                               ---------------
 Total Common Stocks (Cost $523,749,310)                           466,927,151
                                                               ---------------

 FOREIGN COMMON STOCKS - 58.5%
 AUSTRALIA - 9.8%
 CFS Retail Property Trust (REIT)..................  4,561,948       8,063,024
 Commonwealth Property Office Fund (REIT)..........  2,058,100       2,427,321
 Dexus Property Group (REIT).......................  4,917,543       6,477,338
 Goodman Group (REIT)..............................  2,934,672       8,693,838
 GPT Group (REIT)..................................  2,934,100       6,244,354
 ING Industrial Fund (REIT)........................  1,408,900       2,099,623
 Macquarie CountryWide Trust (REIT)................  2,152,200       1,848,574
 Mirvac Group (REIT)...............................  1,498,300       4,232,411
 Stockland (REIT)..................................  2,715,740      13,975,380
 Westfield Group (REIT)............................  3,965,200      61,629,899
                                                               ---------------
                                                                   115,691,762
                                                               ---------------
 AUSTRIA - 0.3%
 CA Immobilien Anlagen AG..........................    153,120       3,199,331
                                                               ---------------
 BELGIUM - 0.3%
 Cofinimmo S.A.....................................     20,600       3,739,207
                                                               ---------------
 BERMUDA - 2.2%
 Hongkong Land Holdings, Ltd.......................  2,509,000      10,652,702
 Kerry Properties, Ltd.............................  3,003,600      15,738,067
                                                               ---------------
                                                                    26,390,769
                                                               ---------------
 CANADA - 2.4%
 Brookfield Properties Corp........................    331,200       5,892,048
 Canadian Real Estate Investment Trust (REIT)......     96,000       2,758,475
 H&R Real Estate Investment Trust (REIT)...........    259,900       4,592,549
 RioCan Real Estate Investment Trust (REIT)........    774,900      15,107,754
                                                               ---------------
                                                                    28,350,826
                                                               ---------------
 CAYMAN ISLANDS - 0.3%
 Shui On Land, Ltd.................................  4,088,000       3,380,351
                                                               ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 --------------------------------------------------------------------------------

 FINLAND - 0.8%
 Citycon Oyj.......................................  1,793,291 $     9,054,473
                                                               ---------------
 FRANCE - 6.4%
 Gecina S.A. (REIT)................................     19,862       2,398,955
 Klepierre (REIT)..................................     88,771       4,447,402
 Mercialys (REIT)..................................    319,947      14,050,779
 Societe Immobiliere de Location pour l'Industrie
   et le Commerce (REIT)...........................     28,407       3,556,308
 Unibail-Rodamco (REIT)............................    221,890      51,235,207
                                                               ---------------
                                                                    75,688,651
                                                               ---------------
 GERMANY - 0.3%
 Deutsche Euroshop A.G.............................     95,155       3,642,899
                                                               ---------------
 HONG KONG - 9.4%
 Cheung Kong Holdings, Ltd.........................    501,000       6,737,413
 China Overseas Land & Investment, Ltd.............  5,127,200       8,114,795
 Hang Lung Group, Ltd..............................  2,567,100      11,391,589
 Hang Lung Properties, Ltd.........................  3,712,100      11,873,338
 Link (The)........................................  5,948,000      13,531,885
 Sino Land Co., Ltd................................  5,503,500      10,914,752
 Sun Hung Kai Properties, Ltd......................  3,013,800      40,802,340
 Wharf Holdings, Ltd...............................  1,621,000       6,773,511
                                                               ---------------
                                                                   110,139,623
                                                               ---------------
 JAPAN - 12.6%
 Japan Logistics Fund, Inc. (REIT).................        402       2,616,535
 Japan Real Estate Investment Corp. (REIT).........      1,527      16,140,050
 Japan Retail Fund Investment Corp. (REIT).........        678       3,901,426
 Kenedix Realty Investment Corp. (REIT)............        702       4,170,426
 Mitsubishi Estate Co., Ltd........................  2,179,300      49,753,987
 Mitsui Fudosan Co., Ltd...........................  2,029,000      43,250,908
 Nippon Accommodations Fund, Inc. (REIT)...........        364       1,664,606
 Nippon Building Fund, Inc. (REIT).................      1,429      16,776,452
 Sumitomo Realty & Development Co., Ltd............    522,000      10,341,078
                                                               ---------------
                                                                   148,615,468
                                                               ---------------
 LUXEMBOURG - 0.2%
 ProLogis European Properties......................    166,350       2,368,800
                                                               ---------------
 NETHERLANDS - 2.2%
 Corio N.V. (REIT).................................    256,877      19,952,629
 Eurocommercial Properties N.V.....................    122,491       5,807,868
                                                               ---------------
                                                                    25,760,497
                                                               ---------------
 SINGAPORE - 2.3%
 Ascendas Real Estate Investment Trust (REIT)......  3,502,000       5,698,951
 Capitaland, Ltd...................................  2,576,000      10,817,218
 CapitaMall Trust (REIT)...........................  4,962,000      10,922,237
                                                               ---------------
                                                                    27,438,406
                                                               ---------------

--------------------------------------------------------------------------------
                                                    SHARES/PAR       VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

SWEDEN - 0.9%
Hufvudstaden A.B..................................    1,035,000 $     9,931,061
                                                                ---------------
SWITZERLAND - 0.8%
PSP Swiss Property A.G............................      161,900       9,595,948
                                                                ---------------
UNITED KINGDOM - 7.3%
British Land Co. Plc (REIT).......................      837,500      11,733,566
Brixton Plc (REIT)................................      467,400       2,233,194
Derwent London Plc (REIT).........................      291,000       5,829,510
Great Portland Estates Plc (REIT).................      462,800       3,101,215
Hammerson Plc (REIT)..............................    1,102,042      19,468,854
Land Securities Group Plc (REIT)..................      992,900      24,198,360
Liberty International Plc (REIT)..................      553,200       9,425,873
Safestore Holdings Plc............................    1,846,100       5,444,745
Segro Plc (REIT)..................................      614,300       4,778,221
                                                                ---------------
                                                                     86,213,538
                                                                ---------------
Total Foreign Common Stocks (Cost $822,876,472)                     689,201,610
                                                                ---------------

SHORT-TERM INVESTMENTS - 13.5%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 06/30/08 at 1.100% to be
  repurchased at $26,878,821 on 07/01/08
  collateralized by $25,990,000 FHLMC 5.000% due
  07/15/14 with a value of $27,419,450............ $ 26,878,000      26,878,000
State Street Navigator Securities Lending Prime
  Portfolio(c)....................................  132,768,721     132,768,721
                                                                ---------------
Total Short-Term Investments (Cost $159,646,721)                    159,646,721
                                                                ---------------

TOTAL INVESTMENTS - 111.6% (Cost $1,506,272,503)                  1,315,775,482
                                                                ---------------

Other Assets and Liabilities (net) - (11.6)%                       (136,807,086)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 1,178,968,396
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(c) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

                       See notes to financial statements

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  524,524,777              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     658,481,984               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,183,006,761              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

CLARION GLOBAL REAL ESTATE PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $1,156,128,761
   Repurchase Agreement                                                          26,878,000
   Cash                                                                                 487
   Cash denominated in foreign currencies**                                       7,722,739
   Collateral for securities on loan                                            132,768,721
   Receivable for investments sold                                               10,543,133
   Receivable for Trust shares sold                                               1,011,956
   Dividends receivable                                                           4,142,772
   Interest receivable                                                                  821
                                                                             --------------
       Total assets                                                           1,339,197,390
                                                                             --------------
LIABILITIES
   Payables for:
       Investments purchased                                                     25,333,257
       Trust shares redeemed                                                      1,211,260
       Distribution and services fees--Class B                                       90,108
       Distribution and services fees--Class E                                        7,629
       Collateral for securities on loan                                        132,768,721
       Management fee (Note 3)                                                      636,259
       Administration fee                                                             6,271
       Custodian and accounting fees                                                 45,451
   Accrued expenses                                                                 130,038
                                                                             --------------
       Total liabilities                                                        160,228,994
                                                                             --------------
NET ASSETS                                                                   $1,178,968,396
                                                                             ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $1,450,475,897
   Accumulated net realized loss                                               (103,300,426)
   Unrealized depreciation on investments and foreign currency                 (186,502,961)
   Undistributed net investment income                                           18,295,886
                                                                             --------------
       Total                                                                 $1,178,968,396
                                                                             ==============
NET ASSETS
   Class A                                                                   $  705,894,251
                                                                             ==============
   Class B                                                                      414,122,681
                                                                             ==============
   Class E                                                                       58,951,464
                                                                             ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                       62,377,361
                                                                             ==============
   Class B                                                                       36,709,735
                                                                             ==============
   Class E                                                                        5,217,518
                                                                             ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $        11.32
                                                                             ==============
   Class B                                                                            11.28
                                                                             ==============
   Class E                                                                            11.30
                                                                             ==============

--------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $1,346,625,782
**Cost of cash denominated in foreign currencies                                  7,632,011

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

CLARION GLOBAL REAL ESTATE PORTFOLIO
INVESTMENT INCOME:
   Dividends (1)                                                          $  21,810,750
   Interest (2)                                                                 979,196
                                                                          -------------
       Total investment income                                               22,789,946
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    3,799,865
   Administration fees                                                           38,461
   Custodian and accounting fees                                                 19,884
   Distribution service fees--Class B                                           561,129
   Distribution service fees--Class E                                            48,081
   Audit                                                                         18,718
   Legal                                                                         12,472
   Trustee fees and expenses                                                      7,957
   Shareholder reporting                                                         98,997
   Insurance                                                                      8,020
   Other                                                                          6,436
                                                                          -------------
       Total expenses                                                         4,620,020
       Less broker commission recapture                                        (126,563)
                                                                          -------------
   Net expenses                                                               4,493,457
                                                                          -------------
   Net investment income                                                     18,296,489
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                          (97,006,897)
       Foreign currency                                                         361,751
                                                                          -------------
   Net realized loss on investments and foreign currency                    (96,645,146)
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                          (69,096,068)
       Foreign currency                                                           2,971
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                             (69,093,097)
                                                                          -------------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (165,738,243)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(147,441,754)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $   1,069,347
(2)Interest income includes securities lending income of:                       638,204

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


CLARION GLOBAL REAL ESTATE PORTFOLIO
                                                                                 Period Ended     Year Ended
                                                                                 June 30, 2008   December 31,
                                                                                  (Unaudited)        2007
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $   18,296,489  $   18,830,718
    Net realized gain (loss) on investments and foreign currency                   (96,645,146)    102,576,237
    Net change in unrealized depreciation on investments and foreign currency      (69,093,097)   (344,941,978)
                                                                                --------------  --------------
    Net decrease in net assets resulting from operations                          (147,441,754)   (223,535,023)
                                                                                --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                       (12,871,229)     (6,686,775)
     Class B                                                                        (6,742,260)     (5,558,981)
     Class E                                                                          (996,047)     (1,163,894)
    From net realized gains
     Class A                                                                       (62,356,696)    (53,582,923)
     Class B                                                                       (39,830,003)    (53,757,599)
     Class E                                                                        (5,590,157)    (10,322,196)
                                                                                --------------  --------------
    Net decrease in net assets resulting from distributions                       (128,386,392)   (131,072,368)
                                                                                --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                       161,789,995     374,197,077
     Class B                                                                        43,844,746     175,690,205
     Class E                                                                         5,354,100      34,222,457
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                        75,227,925      60,269,698
     Class B                                                                        46,572,263      59,316,580
     Class E                                                                         6,586,204      11,486,090
    Cost of shares repurchased
     Class A                                                                       (79,618,472)   (175,912,324)
     Class B                                                                       (62,896,563)   (220,710,953)
     Class E                                                                       (11,550,802)    (64,538,138)
                                                                                --------------  --------------
    Net increase in net assets from capital share transactions                     185,309,396     254,020,692
                                                                                --------------  --------------
TOTAL DECREASE IN NET ASSETS                                                       (90,518,750)   (100,586,699)
    Net assets at beginning of period                                            1,269,487,146   1,370,073,845
                                                                                --------------  --------------
    Net assets at end of period                                                 $1,178,968,396  $1,269,487,146
                                                                                ==============  ==============
    Net assets at end of period includes undistributed net investment income    $   18,295,886  $   20,608,933
                                                                                ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                               CLASS A
CLARION GLOBAL REAL ESTATE PORTFOLIO                                      -----------------------------------------------
                                                                          FOR THE PERIOD
                                                                              ENDED       FOR THE YEARS ENDED DECEMBER 31,
                                                                          JUNE 30, 2008  --------------------------------
                                                                           (UNAUDITED)     2007     2006    2005   2004(B)
                                                                          -------------- -------   ------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 14.08     $ 18.13   $14.15  $12.47  $10.00
                                                                             -------     -------   ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.20        0.22     0.28    0.30    0.55
Net Realized/Unrealized Gain (Loss) on Investments.......................      (1.49)      (2.59)    4.81    1.40    2.42
                                                                             -------     -------   ------  ------  ------
Total from Investment Operations.........................................      (1.29)      (2.37)    5.09    1.70    2.97
                                                                             -------     -------   ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.25)      (0.19)   (0.19)     --   (0.22)
Distributions from Net Realized Capital Gains............................      (1.22)      (1.49)   (0.92)  (0.02)  (0.28)
                                                                             -------     -------   ------  ------  ------
Total Distributions......................................................      (1.47)      (1.68)   (1.11)  (0.02)  (0.50)
                                                                             -------     -------   ------  ------  ------
NET ASSET VALUE, END OF PERIOD...........................................    $ 11.32     $ 14.08   $18.13  $14.15  $12.47
                                                                             =======     =======   ======  ======  ======
TOTAL RETURN                                                                  (10.60)%    (14.79)%  37.90%  13.61%  29.73%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.63 %*     0.62 %   0.66%   0.69%   0.84%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.65 %*     0.65 %   0.70%   0.70%   0.84%*
Ratio of Net Investment Income to Average Net Assets.....................       3.09 %*     1.35 %   1.74%   2.27%   6.76%*
Portfolio Turnover Rate..................................................      116.7 %     110.0 %   73.0%   13.5%   52.3%
Net Assets, End of Period (in millions)..................................    $ 705.9     $ 711.9   $627.5  $204.1  $ 77.1

                                                                                               CLASS B
                                                                          -----------------------------------------------
                                                                          FOR THE PERIOD
                                                                              ENDED       FOR THE YEARS ENDED DECEMBER 31,
                                                                          JUNE 30, 2008  --------------------------------
                                                                           (UNAUDITED)     2007     2006    2005   2004(B)
                                                                          -------------- -------   ------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 14.01     $ 18.06   $14.11  $12.47  $10.00
                                                                             -------     -------   ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.18        0.21     0.23    0.26    0.26
Net Realized/Unrealized Gain (Loss) on Investments.......................      (1.48)      (2.62)    4.81    1.40    2.69
                                                                             -------     -------   ------  ------  ------
Total from Investment Operations.........................................      (1.30)      (2.41)    5.04    1.66    2.95
                                                                             -------     -------   ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.21)      (0.15)   (0.17)     --   (0.20)
Distributions from Net Realized Capital Gains............................      (1.22)      (1.49)   (0.92)  (0.02)  (0.28)
                                                                             -------     -------   ------  ------  ------
Total Distributions......................................................      (1.43)      (1.64)   (1.09)  (0.02)  (0.48)
                                                                             -------     -------   ------  ------  ------
NET ASSET VALUE, END OF PERIOD...........................................    $ 11.28     $ 14.01   $18.06  $14.11  $12.47
                                                                             =======     =======   ======  ======  ======
TOTAL RETURN                                                                  (10.73)%    (15.01)%  37.58%  13.29%  29.55%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.88 %*     0.87 %   0.92%   0.94%   0.98%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.90 %*     0.90 %   0.95%   0.95%   0.98%*
Ratio of Net Investment Income to Average Net Assets.....................       2.81 %*     1.30 %   1.43%   2.00%   3.45%*
Portfolio Turnover Rate..................................................      116.7 %     110.0 %   73.0%   13.5%   52.3%
Net Assets, End of Period (in millions)..................................    $ 414.1     $ 484.8   $623.4  $316.4  $167.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2004.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                               CLASS E
CLARION GLOBAL REAL ESTATE PORTFOLIO                                      -----------------------------------------------
                                                                          FOR THE PERIOD
                                                                              ENDED       FOR THE YEARS ENDED DECEMBER 31,
                                                                          JUNE 30, 2008  --------------------------------
                                                                           (UNAUDITED)     2007     2006    2005   2004(B)
                                                                          -------------- -------   ------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 14.04     $ 18.08   $14.13  $12.47  $10.00
                                                                             -------     -------   ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.19        0.26     0.25    0.28    0.33
Net Realized/Unrealized Gain (Loss) on Investments.......................      (1.49)      (2.64)    4.80    1.40    2.64
                                                                             -------     -------   ------  ------  ------
Total from Investment Operations.........................................      (1.30)      (2.38)    5.05    1.68    2.97
                                                                             -------     -------   ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.22)      (0.17)   (0.18)     --   (0.22)
Distributions from Net Realized Capital Gains............................      (1.22)      (1.49)   (0.92)  (0.02)  (0.28)
                                                                             -------     -------   ------  ------  ------
Total Distributions......................................................      (1.44)      (1.66)   (1.10)  (0.02)  (0.50)
                                                                             -------     -------   ------  ------  ------
NET ASSET VALUE, END OF PERIOD...........................................    $ 11.30     $ 14.04   $18.08  $14.13  $12.47
                                                                             =======     =======   ======  ======  ======
TOTAL RETURN                                                                  (10.71)%    (14.86)%  37.62%  13.45%  29.69%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.78 %*     0.76 %   0.82%   0.84%   0.91%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.80 %*     0.80 %   0.85%   0.84%   0.91%*
Ratio of Net Investment Income to Average Net Assets.....................       2.89 %*     1.54 %   1.55%   2.14%   4.19%*
Portfolio Turnover Rate..................................................      116.7 %     110.0 %   73.0%   13.5%   52.3%
Net Assets, End of Period (in millions)..................................    $  59.0     $  72.7   $119.2  $ 51.3  $ 20.9

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2004.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate Portfolio), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with ING Clarion Real Estate Securities L.P., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $3,799,865         0.70%    First $200 Million

                                 0.65%    $200 Million to $750 Million

                                 0.55%    Over $750 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

  Maximum Expense Ratio under current Expense Limitation Agreement
------------------------------------------------------------------
Class A                 Class B                 Class E
-------                 -------                 -------

0.90%                   1.15%                   1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

For the period January 1 to April 27, 2008, the Portfolio paid brokerage commissions to affiliated brokers/dealers for the Portfolio's prior Adviser Neuberger Berman Management, Inc.

                       Affiliate              Commission
                       ---------              ----------

                       Lehman Brothers, Inc.   $218,607

                       Neuberger Berman LLC         140

For the period April 28, 2008 to June 30, 2008 the current Adviser, ING Clarion Real Estate L.P., had no brokerage commissions to affiliated brokers/dealers.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  50,556,454 12,208,871   5,746,977    (6,134,941)  11,820,907  62,377,361
 12/31/2007  34,618,782 23,336,019   3,495,922   (10,894,269)  15,937,672  50,556,454


 Class B

 06/30/2008  34,595,270  3,345,688   3,566,023    (4,797,246)   2,114,465  36,709,735
 12/31/2007  34,517,272 10,542,912   3,452,653   (13,917,567)      77,998  34,595,270


 Class E

 06/30/2008   5,179,996    415,892     503,532      (881,902)      37,522   5,217,518
 12/31/2007   6,591,029  2,017,396     667,796    (4,096,225)  (1,411,033)  5,179,996


5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--      $1,512,161,992       $--       $1,403,751,694

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $1,506,272,503  $1,653,681  $(192,150,702) $(190,497,021)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $129,945,650 $132,768,721  $219,678   $132,988,399

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

        Ordinary Income     Long-Term Capital Gain           Total
    ----------------------- ----------------------- ------------------------
       2007        2006        2007        2006         2007        2006
    ----------- ----------- ----------- ----------- ------------ -----------

    $63,893,215 $36,643,847 $67,179,153 $13,507,315 $131,072,368 $50,151,162

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed
      Ordinary      Long-Term   Net Unrealized
       Income         Gain      (Depreciation) Loss Carryforwards   Total
    ------------- ------------- -------------- ------------------ ----------

     $20,609,465  $107,776,773  $(124,065,060)        $--         $4,321,178

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees held on February 13, 2008, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") as defined in the 1940 Act, initially approved an investment advisory agreement with respect to the Portfolio (the "Advisory Agreement") between the Manager and ING Clarion Real Estate Securities L.P. ("Clarion" or the "Adviser").

The Board of Trustees approved the Advisory Agreement between the Manager and Clarion based on a number of factors relating to Clarion's ability to perform under the Advisory Agreement. These factors included: Clarion's management style and long-term performance record with comparable funds; Clarion's current level of staffing and its overall resources; Clarion's financial condition; and Clarion's compliance systems and any disciplinary history. In particular, the Board noted that the ING Global Real Estate Fund (the "ING Fund") (a retail mutual fund with substantially similar investment objectives, policies and strategies as those of the Portfolio) had outperformed the S&P/Citigroup World Property Index and FTSE EPRA/NAREIT Global Real Estate Index since inception and for the one-, three- and five-year periods ended December 31, 2007. The Board also noted that the Portfolio would be managed by the same individuals who managed the ING Fund. The Disinterested Trustees were advised by independent legal counsel throughout the process.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated Clarion's costs and profitability (to the extent practicable) in serving as an Adviser to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees to be paid to Clarion in light of fees paid to other investment advisers by comparable funds and the method of computing the Adviser's fee. The Board noted that the proposed fee was identical to the advisory fee paid to the prior adviser for managing the Portfolio under the previous advisory agreement. The Board also noted that the fees payable under the Advisory Agreement were comparable to the terms of advisory arrangements with other mutual funds managed by the Adviser. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by Clarion, the Board concluded that the fee to be paid the Adviser with respect to the Portfolio was fair and reasonable.

The Board reviewed information regarding Clarion's practices regarding soft dollars and best execution. The Board also noted that Clarion, through its relationship as an Adviser to the Portfolio, may engage in soft dollar transactions for proprietary research or brokerage services. While Clarion selects brokers primarily on the basis of their execution capabilities, the direction of transactions may at times be based on the quality and amount of research such brokers provide. The Board concluded that the benefits accruing to Clarion by virtue of the Adviser's relationship to the Portfolio are fair and reasonable.

In considering the profitability to the Adviser of its relationship with the Portfolio, the Board noted that the fees under the Advisory Agreement were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreement and the fees thereunder at arm's length. In addition, the Board noted that the terms of the Advisory Agreement and fees payable thereunder were comparable to the terms of advisory arrangements with other mutual funds managed by the Adviser. The Board also reviewed data regarding fees charged by the Adviser to separately managed accounts with similar investment objectives. The Board reviewed the Adviser's estimate of its projected profit margin, although the Board placed greater weight on each of the factors specified above. As the Portfolio's relationship with the Adviser is new, no economies of scale have been recognized. The Board noted that the advisory fee schedule for the Portfolios contains breakpoints which in the Board's view appropriately reflect the potential for future recognition of economies of scale.

In conclusion, the Board evaluated and reviewed the following factors for
Clarion: (a) the fairness and reasonableness of the investment advisory fee payable to Clarion under the Advisory Agreement, in light of the investment advisory services to be provided, the costs of these services, the profitability of the Adviser's relationship with the Portfolio, and the amount of the fees to be paid compared to fees paid by other investment companies; (b) the expected nature, quality and the extent of the investment advisory services to be provided to the Portfolio by Clarion; (c) Clarion's commitment to the management of the Portfolio; and (d) the portfolio management process, personnel, systems, operations and financial condition of Clarion.

In connection with these considerations, the Board of Trustees determined that the advisory arrangement between the Manager and Clarion was in the best interests of the Portfolio and its shareholders. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of Clarion with comparable funds, the Board (including a majority of Disinterested Trustees) determined approval of the Advisory Agreement was in the best interests of the Portfolio.

--------------------------------------------------------------------------------
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

For the six month period ended June 30, 2008, the Portfolio returned (7.70)%, (7.70)% and (7.63)% for Class A, B and E Shares, respectively, versus (6.44)% and (11.91)% for its benchmarks, the Blended Benchmark/1/ and S&P 500(R) Index,/2/ respectively.

PORTFOLIO REVIEW

From an asset class perspective, underweighting bonds relative to equities hurt Portfolio performance. Bonds performed well during the first half of 2008 as investors moved from risky assets into the safety of fixed income, particularly Treasuries. The Portfolio's bond exposure was primarily in short duration Treasuries, which generated positive performance. With regard to equity positioning, a significant overweight to international stocks, which had negative performance on an absolute basis, helped relative performance as developed foreign markets modestly outperformed domestic markets. Within domestic equities, the emphasis on large-cap stocks detracted from relative performance. Sector allocation generally hurt performance. An overweight to financials provided a headwind, while exposure to the energy sector aided performance.

MARKET ENVIRONMENT/CONDITIONS

The market environment in the first half of 2008 continued several trends from 2007. The problems originating from the subprime mortgage market spread across global financial markets. Losses from soured mortgage loans resulted in massive write-offs for all manner of financial institutions. A rapidly declining housing market contributed to a significant economic slowdown. The Federal Reserve continued easing monetary policy in the first quarter and initiated new programs to help liquefy credit markets. The S&P 500(R) Index posted its worst quarterly loss in five years during the first quarter. Sentiment began to turn in late March after the Fed provided direct assistance with the Bear Stearns buyout. Many viewed these actions as key in stopping the spread of contagion in the credit markets and avoiding a massive meltdown in the global financial markets. Many investors felt the problems that had been plaguing markets were beginning to subside and capital once again began to flow back into risky assets. The recovery was short lived, and by June the familiar themes of declining home prices, reduced consumer spending, and weak economic growth were again weighing on the markets. In conjunction, the renewed threat of inflation became the focus of worry. The relentless rise in oil prices had been viewed as a major threat to consumer spending, but was increasingly faulted as a prime contributor to inflation, which quickly became the focus of investor worry. Many investors took the view that higher energy prices have a multi-faceted effect. Higher gasoline prices eat discretionary income and also raise production and transportation costs, which eventually results in higher prices for consumers.


CURRENT OUTLOOK/STRATEGY

INVESTMENT SUMMARY

There are divergent trends in the economy, which adds to the challenge of asset allocation. Weakness in housing and problems in the financial system threaten to cause a major recession. In response to these problems, the Federal Reserve aggressively cut interest rates from August 2007 until April 2008. In addition, the bank created new liquidity facilities to assist both commercial and investment banks as a way to allow the credit markets to function. There has also been fiscal stimulus in the form of tax rebates. Consumer confidence is very depressed, likely because of rising inflation, but also reflecting a deteriorating job market. On the other hand, some parts of the economy appear to be holding up rather well. Manufacturing, as measured by the Institute of Supply Manufacturing (ISM) index, is at levels consistent with a contraction but well above recession levels. Exports are, in part, supporting manufacturing, and GDP growth remains slow but positive.

Complicating the situation further is the fact that inflation has been rising on the back of higher commodity prices as oil and food prices reach historic levels. The dollar has been very weak and gold prices rose to more than $1,000 per ounce in mid-March. It is abnormal for inflation to rise while home prices decline.

The combination of weak economic growth and rising inflation is unusual. The Federal Reserve has been expecting inflation to ease as the economy slows, but price levels have been slow to react, and there is a clear indication that policymakers are shifting their focus away from growth support to inflation suppression. This shift will likely mean that the Federal Reserve will be less accommodative going forward. It also suggests a change to policies designed to support the dollar, ending the benign neglect of the greenback seen for most of the past eight years. A stronger dollar should weaken import prices.

At this point, we believe the central case is for slow economic growth and a gradual decline in inflation. However, if policy makers are unable to achieve this goal via slow growth and dollar appreciation, the need for tighter credit may increase in order to control inflation. History suggests that when the Fed raises rates while the economy is slowing, it runs the risk of turning a "garden variety" recession into something more profound.

ALLOCATION THEMES

DEBT MARKETS: First, we are shortening duration in anticipation of eventual Fed tightening. Second, we expect that, over time, the

--------
/1/ The blended benchmark is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 15% S&P SmallCap 600(R) Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE(R) Index"). The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

problems in the credit markets will subside. Thus, we achieve our yield objectives by moving into high-yield bonds, which increases credit risk. It should be noted that in some portfolios we are leaning this credit risk toward high yield instead of real estate as recent strength in the latter class makes the former relatively more attractive.

EQUITIES: Although we expect the dollar to appreciate against the developed-nation currencies, rising inflation problems in the emerging nations will likely prompt appreciating currencies in those nations. In addition, emerging markets, which enjoyed a strong run during the past few years, have pulled back during the past few months. We believe there are opportunities developing in emerging markets and thus are shifting allocations toward that class. Last, we believe the risk of slower growth and tighter monetary policy will weigh on U.S. small and mid cap stocks, and so we are, in some cases, reducing allocations in these areas.

SANDRA POURCILLIE
Vice President and Portfolio Manager
GALLATIN ASSET MANAGEMENT, INC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                             Percent of
        Description                                          Net Assets
        ---------------------------------------------------------------
        iShares S&P 500 Index Fund                             17.65%
        ---------------------------------------------------------------
        iShares Lehman 1-3 Year Treasury Bond Fund             15.51%
        ---------------------------------------------------------------
        iShares MSCI EAFE Index Fund                           11.56%
        ---------------------------------------------------------------
        Vanguard REIT ETF                                       9.67%
        ---------------------------------------------------------------
        iShares S&P MidCap 400 Index Fund                       9.53%
        ---------------------------------------------------------------
        Vanguard Health Care ETF                                5.57%
        ---------------------------------------------------------------
        iShares iBoxx $ High Yield Corporate Bond Fund          5.04%
        ---------------------------------------------------------------
        Vanguard Consumer Staples VIPERs                        4.98%
        ---------------------------------------------------------------
        iShares Dow Jones U.S. Financial Sector Index Fund      4.39%
        ---------------------------------------------------------------
        iShares Dow Jones U.S. Technology Sector Index Fund     3.37%
        ---------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

              CYCLICAL GROWTH AND INCOME ETF PORTFOLIO MANAGED BY
GALLATIN ASSET MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/ AND BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]


             Cyclical Growth
               and Income
              ETF Portfolio     S&P 500/(R)/ Index/1/      Blended Benchmark/2/
             ----------------  ---------------------      ---------------------
  10/01/2005     $10,000            $10,000                      $10,000
  12/31/2005      10,165             10,209                       10,208
  12/31/2006      11,357             11,823                       11,438
  12/31/2007      11,970             12,472                       12,173
  06/30/2008      11,048             10,986                       11,389



    --------------------------------------------------------------
                                      Average Annual Return/3/
                                    (for the period ended 6/30/08)
    --------------------------------------------------------------
                                                         Since
                                    6 Months  1 Year  Inception/4/
    --------------------------------------------------------------
    Cyclical Growth and Income ETF
    Portfolio--Class A               -7.70%    -8.25%    1.94%
--  Class B                          -7.70%    -8.48%    3.70%
    Class E                          -7.63%    -8.33%    1.83%
    --------------------------------------------------------------
- - S&P 500(R) Index/1/             -11.91%   -13.12%    3.48%
    --------------------------------------------------------------
--  Blended Benchmark/2/             -6.44%    -7.45%    4.46%
    --------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The blended benchmark is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 15% S&P SmallCap 600(R) Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE(R) Index").

The Merrill Lynch U.S. 3-Month Treasury Bill Index is composed of a single 90-Day Treasury bill issue, or potentially a seasoned 6-month or 1-year Treasury bill issue, that is replaced on a monthly basis. The Index does not include fees or expenses and is not available for direct investment.

The Merrill Lynch Corporate/Government Master Index is an indicator of the performance of investment-grade domestic bonds, capturing close to $5 trillion of outstanding debt. The Index does not include fees or expenses and is not available for direct investment.

The S&P MidCap 400(R) Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P SmallCap 600(R) Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class B shares is 10/3/05. Inception of Class A and Class E shares is 5/1/06. Index returns are based on an inception date of 9/30/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO     ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  923.00       $2.49
  Hypothetical (5% return before expenses)      1,000.00      1,022.38        2.61
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  923.00       $3.73
  Hypothetical (5% return before expenses)      1,000.00      1,020.98        3.92
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  923.80       $3.25
  Hypothetical (5% return before expenses)      1,000.00      1,021.48        3.42
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.73%, 0.99%, and 0.89% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   ----------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                                SHARES    (NOTE 2)
   ----------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITIES - 96.4%
   iShares Dow Jones U.S. Energy Sector Index Fund(a)   19,500 $   2,953,470
   iShares Dow Jones U.S. Financial Sector Index
     Fund(a).........................................  140,000     9,504,600
   iShares Dow Jones U.S. Technology Sector Index
     Fund(a).........................................  134,800     7,310,204
   iShares Dow Jones U.S. Telecommunications Sector
     Index Fund......................................  126,500     3,048,650
   iShares iBoxx $ High Yield Corporate Bond Fund....  116,100    10,913,400
   iShares Lehman 1-3 Year Treasury Bond Fund(a).....  405,400    33,603,606
   iShares MSCI EAFE Index Fund(a)...................  364,500    25,041,150
   iShares S&P 500 Index Fund........................  298,900    38,232,299
   iShares S&P MidCap 400 Growth Index Fund..........   20,000     1,770,200
   iShares S&P MidCap 400 Index Fund(a)..............  253,400    20,652,100
   Vanguard Consumer Discretionary VIPERs............   77,200     3,477,088
   Vanguard Consumer Staples VIPERs..................  165,800    10,796,896
   Vanguard Health Care ETF..........................  229,000    12,066,010
   Vanguard Industrials VIPERs.......................  102,900     6,662,775
   Vanguard REIT ETF.................................  358,700    20,955,254
   Vanguard Utilities ETF............................   23,400     1,968,408
                                                               -------------
   Total Investment Company Securities (Cost
   $216,218,544)                                                 208,956,110
                                                               -------------

  ----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
  SECURITY DESCRIPTION                                 AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  SHORT-TERM INVESTMENTS - 23.9%
  Metropolitan Series Fund, Inc.: BlackRock Money
    Market Portfolio**..............................       4,535 $    453,502
  State Street Bank & Trust Co., Repurchase
    Agreement dated 06/30/08 at 1.100% to be
    repurchased at $7,515,230 on 07/01/08
    collateralized by $7,330,000 FHLMC at 5.250%
    due 04/18/2016 with a value of $7,669,012.50.... $ 7,515,000    7,515,000
  State Street Navigator Securities Lending Prime
    Portfolio(b)....................................  43,735,771   43,735,771
                                                                 ------------
  Total Short-Term Investments (Cost $51,704,273)                  51,704,273
                                                                 ------------

  TOTAL INVESTMENTS - 120.3% (Cost $267,922,817)                  260,660,383
                                                                 ------------

  Other Assets and Liabilities (net) - (20.3)%                    (43,998,439)
                                                                 ------------

  TOTAL NET ASSETS - 100.0%                                      $216,661,944
                                                                 ============

PORTFOLIO FOOTNOTES

** Affiliated Issuer.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $216,924,612               $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS              0                0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0                0
  ----------------------------------------------------------------------------
  TOTAL                                          $216,924,612               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $209,409,612
   Repurchase Agreement                                                         7,515,000
   Cash                                                                                91
   Collateral for securities on loan                                           43,735,771
   Receivable for investments sold                                                    626
   Receivable for Trust shares sold                                                45,461
   Interest receivable                                                              1,168
                                                                             ------------
       Total assets                                                           260,707,729
                                                                             ------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                      116,045
       Distribution and services fees--Class B                                     45,149
       Distribution and services fees--Class E                                        368
       Collateral for securities on loan                                       43,735,771
       Management fee (Note 3)                                                     91,140
       Administration fee                                                           1,965
       Custodian and accounting fees                                               16,288
   Accrued expenses                                                                39,059
                                                                             ------------
       Total liabilities                                                       44,045,785
                                                                             ------------
NET ASSETS                                                                   $216,661,944
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $216,458,634
   Accumulated net realized gain                                                5,666,775
   Unrealized depreciation on investments                                      (7,262,434)
   Undistributed net investment income                                          1,798,969
                                                                             ------------
       Total                                                                 $216,661,944
                                                                             ============
NET ASSETS
   Class A                                                                   $  1,719,708
                                                                             ============
   Class B                                                                    211,943,889
                                                                             ============
   Class E                                                                      2,998,347
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                        164,813
                                                                             ============
   Class B                                                                     20,338,993
                                                                             ============
   Class E                                                                        287,878
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $      10.43
                                                                             ============
   Class B                                                                          10.42
                                                                             ============
   Class E                                                                          10.42
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $216,672,046

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO
INVESTMENT INCOME
    Interest (1)                                                  $    356,952
    Income earned from affiliated transactions                           6,664
    Dividends from Underlying Portfolios                             2,314,146
                                                                  ------------
       Total investment income                                       2,677,762
                                                                  ------------
EXPENSES
    Management fee (Note 3)                                            508,551
    Administration fees                                                 11,967
    Deferred expense reimbursement                                      25,719
    Custodian and accounting fees                                        5,915
    Distribution and services fees--Class B                            276,949
    Distribution and services fees--Class E                              1,711
    Audit                                                                9,690
    Legal                                                               10,981
    Trustee fees and expenses                                            7,957
    Shareholder reporting                                               14,401
    Insurance                                                              840
    Other                                                                4,098
                                                                  ------------
       Total expenses                                                  878,779
                                                                  ------------
    Net investment income                                            1,798,983
                                                                  ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on:
       Investments                                                   5,666,934
                                                                  ------------
    Net realized gain on investments                                 5,666,934
                                                                  ------------
    Net change in unrealized depreciation on:
       Investments                                                 (26,302,622)
                                                                  ------------
    Net change in unrealized depreciation on investments           (26,302,622)
                                                                  ------------
    Net realized and change in unrealized loss on investments      (20,635,688)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(18,836,705)
                                                                  ============

-------------------------------------------------------------------------------
(1)Interest income includes securities lending income of:         $    294,941

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO
                                                                               Period Ended   Year Ended
                                                                               June 30, 2008 December 31,
                                                                                (Unaudited)      2007
                                                                               ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                      $  1,798,983  $  3,892,412
    Net realized gain on investments from Underlying Portfolios                   5,666,934     4,869,376
    Net change in unrealized appreciation (depreciation) on investments         (26,302,622)    3,192,342
                                                                               ------------  ------------
    Net increase (decrease) in net assets resulting from operations             (18,836,705)   11,954,130
                                                                               ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                        (34,375)           (6)
     Class B                                                                     (3,813,713)         (998)
     Class E                                                                        (44,337)           (2)
    From net realized gains
     Class A                                                                        (37,296)          (31)
     Class B                                                                     (4,739,522)      (15,948)
     Class E                                                                        (50,540)          (98)
                                                                               ------------  ------------
    Net decrease in net assets resulting from distributions                      (8,719,783)      (17,083)
                                                                               ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                      2,017,145     1,657,156
     Class B                                                                     13,871,124    44,955,582
     Class E                                                                      1,542,307     1,425,626
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                         71,671            37
     Class B                                                                      8,553,235        16,946
     Class E                                                                         94,877           100
    Cost of shares repurchased
     Class A                                                                     (1,740,931)     (209,099)
     Class B                                                                    (17,030,357)  (26,871,690)
     Class E                                                                       (219,869)     (667,318)
                                                                               ------------  ------------
    Net increase in net assets from capital share transactions                    7,159,202    20,307,340
                                                                               ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (20,397,286)   32,244,387
    Net assets at beginning of period                                           237,059,230   204,814,843
                                                                               ------------  ------------
    Net assets at end of period                                                $216,661,944  $237,059,230
                                                                               ============  ============
    Net assets at end of period includes undistributed net investment income   $  1,798,969  $  3,892,411
                                                                               ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                           CLASS A
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO                                     ----------------------------------
                                                                                                 FOR THE YEARS
                                                                             FOR THE PERIOD          ENDED
                                                                                 ENDED           DECEMBER 31,
                                                                             JUNE 30, 2008    -----------------
                                                                              (UNAUDITED)        2007    2006(B)
                                                                             --------------   ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................     $11.80       $11.13     $10.56
                                                                                 ------       ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.09         0.32       0.25
Net Realized/Unrealized Gain (Loss) on Investments..........................      (1.00)        0.35       0.47
                                                                                 ------       ------     ------
Total from Investment Operations............................................      (0.91)        0.67       0.72
                                                                                 ------       ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.22)       (0.00)+    (0.15)
Distributions from Net Realized Capital Gains...............................      (0.24)       (0.00)+       --
                                                                                 ------       ------     ------
Total Distributions.........................................................      (0.46)       (0.00)+    (0.15)
                                                                                 ------       ------     ------
NET ASSET VALUE, END OF PERIOD..............................................     $10.43       $11.80     $11.13
                                                                                 ======       ======     ======
TOTAL RETURN                                                                      (7.70)%       5.76%      6.81%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............       0.51 %*      0.54%      0.56%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).       0.52 %*(d)   0.56%(d)   0.66%*
Ratio of Net Investment Income to Average Net Assets(g).....................       1.59 %*      2.67%      3.42%*
Portfolio Turnover Rate.....................................................       33.5 %       37.3%      23.2%
Net Assets, End of Period (in millions).....................................     $  1.7       $  1.6     $  0.2

                                                                                               CLASS B
                                                                             ------------------------------------------
                                                                             FOR THE PERIOD       FOR THE YEARS ENDED
                                                                                 ENDED               DECEMBER 31,
                                                                             JUNE 30, 2008    -------------------------
                                                                              (UNAUDITED)        2007     2006   2005(C)
                                                                             --------------   ------     ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................     $11.77       $11.13     $10.11  $10.00
                                                                                 ------       ------     ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.09         0.20       0.17    0.09
Net Realized/Unrealized Gain (Loss) on Investments..........................      (1.01)        0.44       1.02    0.08
                                                                                 ------       ------     ------  ------
Total from Investment Operations............................................      (0.92)        0.64       1.19    0.17
                                                                                 ------       ------     ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.19)       (0.00)+    (0.16)  (0.06)
Distributions from Net Realized Capital Gains...............................      (0.24)       (0.00)+    (0.01)     --
                                                                                 ------       ------     ------  ------
Total Distributions.........................................................      (0.43)       (0.00)+    (0.17)  (0.06)
                                                                                 ------       ------     ------  ------
NET ASSET VALUE, END OF PERIOD..............................................     $10.42       $11.77     $11.13  $10.11
                                                                                 ======       ======     ======  ======
TOTAL RETURN                                                                      (7.70)%       5.40%     11.73%   1.65%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............       0.76 %*      0.77%      0.80%   0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).       0.78 %*(d)   0.79%(d)   0.84%   3.73%*
Ratio of Net Investment Income to Average Net Assets(g).....................       1.59 %*      1.73%      1.65%   3.31%*
Portfolio Turnover Rate.....................................................       33.5 %       37.3%      23.2%    3.5%
Net Assets, End of Period (in millions).....................................     $211.9       $233.5     $203.6  $  7.2

*  Annualized
+  Rounds to less $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Commencement of operations--10/03/2005.
(d) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(e) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(f) See Note 3 of the Notes to Financial Statements.
(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                           CLASS E
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO                                     ----------------------------------
                                                                                                 FOR THE YEARS
                                                                             FOR THE PERIOD          ENDED
                                                                                 ENDED           DECEMBER 31,
                                                                             JUNE 30, 2008    -----------------
                                                                              (UNAUDITED)        2007    2006(B)
                                                                             --------------   ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................     $11.77       $11.12     $10.56
                                                                                 ------       ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.11         0.23       0.18
Net Realized/Unrealized Gain (Loss) on Investments..........................      (1.01)        0.42       0.52
                                                                                 ------       ------     ------
Total from Investment Operations............................................      (0.90)        0.65       0.70
                                                                                 ------       ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.21)       (0.00)+    (0.14)
Distributions from Net Realized Capital Gains...............................      (0.24)       (0.00)+       --
                                                                                 ------       ------     ------
Total Distributions.........................................................      (0.45)       (0.00)+    (0.14)
                                                                                 ------       ------     ------
NET ASSET VALUE, END OF PERIOD..............................................     $10.42       $11.77     $11.12
                                                                                 ======       ======     ======
TOTAL RETURN                                                                      (7.63)%       5.58%      6.65%
Ratio of Expenses to Average Net Assets After Reimbursement(d)..............       0.66 %*      0.67%      0.70%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e).       0.68 %*(c)   0.69%(c)   0.79%*
Ratio of Net Investment Income to Average Net Assets(f).....................       2.02 %*      1.98%      2.52%*
Portfolio Turnover Rate.....................................................       33.5 %       37.3%      23.2%
Net Assets, End of Period (in millions).....................................     $  3.0       $  1.9     $  1.1

*  Annualized
+  Rounds to less $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(d) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Cyclical Growth and Income ETF Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C is not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"), including series of the iShares(R) Trust, iShares(R), Inc., the SPDR(R) Trust, Series 1 and Vanguard Index Participation Equity Receipts (VIPERs(R)) of the Vanguard(R) Index Funds, Vanguard(R) U.S. Sector Index Funds and Vanguard VIPERs(R) Series Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios will use fair value pricing in the circumstances and manner described below.

THE UNDERLYING PORTFOLIOS ARE VALUED AS FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. REPURCHASE AGREEMENT - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Gallatin Asset Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $508,551          0.45%    First $300 Million

                                 0.43%    $300 Million to $600 Million

                                 0.40%    Over $600 Million

Effective April 30, 2007, Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                         Expenses Deferred in
                                       -------------------------
                                        2005    2006   2007 2008
                Maximum Expense Ratio  ------- ------- ---- ----
                under current Expense    Subject to repayment
                Limitation Agreement      until December 31,
               ----------------------  -------------------------
               Class A Class B Class E  2010    2011   2012 2013
               ------- ------- ------- ------- ------- ---- ----

                0.55%   0.80%   0.70%  $32,599 $62,444 $--  $--

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to Reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amounts were repaid to the Manager during the period ended June
30, 2008:          $25,719

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase
             Beginning                                       in Shares     Ending
              Shares      Sales   Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008     138,657   176,322      6,474      (156,640)     26,156      164,813
 12/31/2007      13,931   142,556          3       (17,833)    124,726      138,657

 Class B

 06/30/2008  19,846,712 1,252,386    773,349    (1,533,454)    492,281   20,338,993
 12/31/2007  18,301,821 3,850,857      1,448    (2,307,414)  1,544,891   19,846,712

 Class E

 06/30/2008     159,864   139,390      8,586       (19,962)    128,014      287,878
 12/31/2007      94,581   122,301          8       (57,026)     65,283      159,864

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                 Purchases                          Sales
       ------------------------------   ------------------------------
       U.S. Government  Non-Government  U.S. Government  Non-Government
       ---------------  --------------  ---------------  --------------

       $--               $76,671,233         $--          $73,641,376

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

            Federal        Gross          Gross
           Income Tax   Unrealized     Unrealized     Net Unrealized
             Cost       Appreciation  (Depreciation)  Depreciation
          ------------- ------------  --------------  --------------

          $267,922,817  $3,220,802    $(10,483,236)   $(7,262,434)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $42,753,207 $43,735,771     $--     $43,735,771

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS


The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

                Ordinary Income  Long-Term Capital Gain       Total
               ----------------- ---------------------- ------------------
                2007     2006      2007        2006      2007      2006
                ---   ----------   ---         ---      ------- ----------

               $1,006 $2,941,085 $16,077       $--      $17,083 $2,941,085

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

     $4,092,002    $4,627,751   $19,040,045         $--         $27,759,798

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. OTHER MATTERS

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of an Underlying Portfolio's net assets. At the end of the period, the Portfolio was not the owner of record of 5% or more of the total outstanding shares of any Underlying Portfolios.

                                                                                                          Income earned
                                                                                                         from affiliates
                                        Number of                                           Number of      during the
                                     shares held at   Shares purchased     Shares sold    shares held at  period ended
Security Description                December 31, 2007 during the period during the period June 30, 2008   June 30, 2008
--------------------                ----------------- ----------------- ----------------- -------------- ---------------

Metropolitan Series
  Fund Inc.:
  BlackRock Money Market Portfolio        4,940             1,129            (1,534)          4,535          $6,664

11. SUBSEQUENT EVENTS

On August 6, 2008, the Board of Trustees of the Trust approved a new Investment Advisory Agreement (the "Agreement") with respect to the Portfolio between the Manager and SSgA Funds Management, Inc. ("SSgA"). The Agreement is not subject to shareholder approval and will become effective September 2, 2008. Under the Agreement, SSgA will become adviser to the Portfolio, succeeding Gallatin Asset Management, Inc., and will be responsible for the day-to-day management of the Portfolio's investment operations under the oversight of the Manager and the Board. The name of the Cyclical Growth and Income ETF Portfolio will change to the "SSgA Growth and Income ETF Portfolio" at the time the Agreement becomes effective.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

12. PROXY RESULTS


A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
CYCLICAL GROWTH ETF PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

For the six month period ended June 30, 2008, the Portfolio returned (10.22)%, (10.34)% and (10.26)% for Class A, B and E Shares, respectively, versus (8.62)% and (11.91)% for its benchmarks, the Blended Benchmark/1/ and S&P 500(R) Index,/2/ respectively.

PORTFOLIO REVIEW

From an asset class perspective, the lack of bond exposure hurt Portfolio performance. Bonds performed well during the first half of 2008 as investors moved from risky assets into the safety of fixed income, particularly Treasuries. With regard to equity positioning, a significant overweight to international stocks, which had negative performance on an absolute basis, helped relative performance as developed foreign markets modestly outperformed domestic markets. Within domestic equities, the emphasis on large cap stocks detracted from relative performance. Sector allocation also generally hurt performance. An overweight to financials provided a headwind, while exposure to the energy sector aided performance.

MARKET ENVIRONMENT/CONDITIONS

The market environment in the first half of 2008 continued several trends from 2007. The problems originating from the subprime mortgage market spread across global financial markets. Losses from soured mortgage loans resulted in massive write-offs for all manner of financial institutions. A rapidly declining housing market contributed to a significant economic slowdown. The Federal Reserve continued easing monetary policy in the first quarter and initiated new programs to help liquefy credit markets. The S&P 500(R) Index posted its worst quarterly loss in five years during the first quarter. Sentiment began to turn in late March after the Fed provided direct assistance with the Bear Stearns buyout. Many viewed these actions as key in stopping the spread of contagion in the credit markets and avoiding a massive meltdown in the global financial markets. Many investors felt the problems that had been plaguing markets were beginning to subside and capital once again began to flow back into risky assets. The recovery was short lived, and by June the familiar themes of declining home prices, reduced consumer spending, and weak economic growth were again weighing on the markets. In conjunction, the renewed threat of inflation became the focus of worry. The relentless rise in oil prices had been viewed as a major threat to consumer spending, but was increasingly faulted as a prime contributor to inflation, which quickly became the focus of investor worry. Many investors took the view that higher energy prices have a multi-faceted effect. Higher gasoline prices eat discretionary income and also raise production and transportation costs, which eventually results in higher prices for consumers.

CURRENT OUTLOOK/STRATEGY

INVESTMENT SUMMARY

There are divergent trends in the economy, which adds to the challenge of asset allocation. Weakness in housing and problems in the financial system threaten to cause a major recession. In response to these problems, the Federal Reserve aggressively cut interest rates from August 2007 until April 2008. In addition, the bank created new liquidity facilities to assist both commercial and investment banks as a way to allow the credit markets to function. There has also been fiscal stimulus in the form of tax rebates. Consumer confidence is very depressed, likely because of rising inflation, but also reflecting a deteriorating job market. On the other hand, some parts of the economy appear to be holding up rather well. Manufacturing, as measured by the Institute of Supply Manufacturing (ISM) index, is at levels consistent with a contraction but well above recession levels. Exports are, in part, supporting manufacturing, and GDP growth remains slow but positive.

Complicating the situation further is the fact that inflation has been rising on the back of higher commodity prices as oil and food prices reach historic levels. The dollar has been very weak and gold prices rose to more than $1,000 per ounce in mid-March. It is abnormal for inflation to rise while home prices decline.

The combination of weak economic growth and rising inflation is unusual. The Federal Reserve has been expecting inflation to ease as the economy slows, but price levels have been slow to react, and there is a clear indication that policymakers are shifting their focus away from growth support to inflation suppression. This shift will likely mean that the Federal Reserve will be less accommodative going forward. It also suggests a change to policies designed to support the dollar, ending the benign neglect of the greenback seen for most of the past eight years. A stronger dollar should weaken import prices.

At this point, we believe the central case is for slow economic growth and a gradual decline in inflation. However, if policy makers are unable to achieve this goal via slow growth and dollar appreciation, the need for tighter credit may increase in order to control inflation. History suggests that when the Fed raises rates while the economy is slowing, it runs the risk of turning a "garden variety" recession into something more profound.

ALLOCATION THEMES

DEBT MARKETS: First, we are shortening duration in anticipation of eventual Fed tightening. Second, we expect that, over time, the problems in the credit markets will subside. Thus, we achieve our yield objectives by moving into high-yield bonds, which increases credit risk.

--------
/1/ The blended benchmark is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 15% S&P SmallCap 600(R) Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE(R) Index"). The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CYCLICAL GROWTH ETF PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


It should be noted that in some portfolios we are leaning this credit risk toward high yield instead of real estate as recent strength in the latter class makes the former relatively more attractive.

EQUITIES: Although we expect the dollar to appreciate against the developed-nation currencies, rising inflation problems in the emerging nations will likely prompt appreciating currencies in those nations. In addition, emerging markets, which enjoyed a strong run during the past few years, have pulled back during the past few months. We believe there are opportunities developing in emerging markets and thus are shifting allocations toward that class. Last, we believe the risk of slower growth and tighter monetary policy will weigh on U.S. small and mid cap stocks, and so we are, in some cases, reducing allocations in these areas.

SANDRA POURCILLIE
Vice President and Portfolio Manager
GALLATIN ASSET MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                             Percent of
        Description                                          Net Assets
        ---------------------------------------------------------------
        iShares S&P 500 Index Fund                             20.99%
        ---------------------------------------------------------------
        iShares MSCI EAFE Index Fund                           20.46%
        ---------------------------------------------------------------
        iShares S&P MidCap 400 Index Fund                      11.52%
        ---------------------------------------------------------------
        Vanguard Health Care ETF                                7.39%
        ---------------------------------------------------------------
        Vanguard Consumer Staples VIPERs                        6.65%
        ---------------------------------------------------------------
        iShares Dow Jones U.S. Financial Sector Index Fund      5.59%
        ---------------------------------------------------------------
        Vanguard REIT ETF                                       4.79%
        ---------------------------------------------------------------
        iShares Dow Jones U.S. Technology Sector Index Fund     4.41%
        ---------------------------------------------------------------
        Vanguard Industrials VIPERs                             4.08%
        ---------------------------------------------------------------
        SPDR Trust Series 1                                     2.64%
        ---------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CYCLICAL GROWTH ETF PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                   CYCLICAL GROWTH ETF PORTFOLIO MANAGED BY
GALLATIN ASSET MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/ AND BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                    [CHART]

              Cyclical Growth
               ETF Portfolio     S&P 500/(R)/ Index/1/     Blended Benchmark/2/
              ----------------   ----------------------   ---------------------
  10/01/2005    $10,000              $10,000                    $10,000
  12/31/2005     10,204               10,209                     10,231
  12/31/2006     11,618               11,823                     11,728
  12/31/2007     12,271               12,472                     12,448
  06/30/2008     11,002               10,986                     11,375



    -----------------------------------------------------------------------
                                               Average Annual Return/3/
                                             (for the period ended 6/30/08)
    -----------------------------------------------------------------------
                                                                  Since
                                             6 Months  1 Year  Inception/4/
    -----------------------------------------------------------------------
    Cyclical Growth ETF
    Portfolio--Class A                       -10.22%   -11.90%    0.91%
--  Class B                                  -10.34%   -12.09%    3.53%
    Class E                                  -10.26%   -12.01%    0.76%
    -----------------------------------------------------------------------
- - S&P 500(R) Index/1/                      -11.91%   -13.12%    3.48%
    -----------------------------------------------------------------------
--  Blended Benchmark/2/                      -8.62%   -10.60%    4.26%
    -----------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The Performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The blended benchmark is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 15% S&P SmallCap 600(R) Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE(R) Index").

The Merrill Lynch U.S. 3-Month Treasury Bill Index is composed of a single 90-Day Treasury bill issue, or potentially a seasoned 6-month or 1-year Treasury bill issue, that is replaced on a monthly basis. The Index does not include fees or expenses and is not available for direct investment.

The Merrill Lynch Corporate/Government Master Index is an indicator of the performance of investment-grade domestic bonds, capturing close to $5 trillion of outstanding debt. The Index does not include fees or expenses and is not available for direct investment.

The S&P MidCap 400(R) Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P SmallCap 600(R) Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class B shares is 10/3/05. Inception of Class A and Class E shares is 5/1/06. Index returns are based on an inception date of 9/30/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
CYCLICAL GROWTH ETF PORTFOLIO                ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  897.80       $2.50
  Hypothetical (5% return before expenses)      1,000.00      1,022.23        2.66
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  896.60       $3.68
  Hypothetical (5% return before expenses)      1,000.00      1,020.98        3.92
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  897.40       $3.21
  Hypothetical (5% return before expenses)      1,000.00      1,021.48        3.42
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75%, 1.00%, and 0.90% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    -----------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    -----------------------------------------------------------------------

    INVESTMENT COMPANY SECURITIES - 96.5%
    iShares Dow Jones U.S. Energy Sector Index Fund(a)  26,700 $  4,043,982
    iShares Dow Jones U.S. Financial Sector Index
      Fund(a)......................................... 179,100   12,159,099
    iShares Dow Jones U.S. Technology Sector Index
      Fund(a)......................................... 176,900    9,593,287
    iShares Dow Jones U.S. Telecommunications Sector
      Index Fund(a)................................... 167,200    4,029,520
    iShares MSCI EAFE Index Fund(a)................... 647,800   44,503,860
    iShares S&P 500 Index Fund........................ 356,957   45,658,370
    iShares S&P MidCap 400 Growth Index Fund..........  23,200    2,053,432
    iShares S&P MidCap 400 Index Fund(a).............. 307,500   25,061,250
    SPDR Trust Series 1(a)............................  44,900    5,746,302
    Vanguard Consumer Discretionary VIPERs(a)......... 106,200    4,783,248
    Vanguard Consumer Staples VIPERs(a)............... 222,200   14,469,664
    Vanguard Health Care ETF.......................... 304,900   16,065,181
    Vanguard Industrials VIPERs(a).................... 136,900    8,864,275
    Vanguard REIT ETF(a).............................. 178,300   10,416,286
    Vanguard Utilities ETF............................  29,100    2,447,892
                                                               ------------
    Total Investment Company Securities (Cost
    $218,512,072)                                               209,895,648
                                                               ------------

  ----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
  SECURITY DESCRIPTION                                 AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  SHORT-TERM INVESTMENTS - 31.0%
  Metropolitan Series Fund, Inc.: BlackRock Money
    Market Portfolio**..............................       2,386 $    238,558
  State Street Bank & Trust Co., Repurchase
    Agreement dated 06/30/08 at 1.100% to be
    repurchased at $7,106,217.13 on 07/01/08
    collateralized by $6,930,000 FHLMC at 5.250%
    due 4/18/16 with a value of $7,250,512.50....... $ 7,106,000    7,106,000
  State Street Navigator Securities Lending Prime
    Portfolio(b)....................................  60,059,831   60,059,831
                                                                 ------------
  Total Short-Term Investments (Cost $67,404,389)                  67,404,389
                                                                 ------------

  TOTAL INVESTMENTS - 127.5% (Cost $285,916,461)                  277,300,037
                                                                 ------------

  Other Assets and Liabilities (net) - (27.5)%                    (59,800,601)
                                                                 ------------

  TOTAL NET ASSETS - 100.0%                                      $217,499,436
                                                                 ============

PORTFOLIO FOOTNOTES

** Affiliated Issuer.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH ETF PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $217,240,206               $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS              0                0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0                0
  ----------------------------------------------------------------------------
  TOTAL                                          $217,240,206               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

CYCLICAL GROWTH ETF PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $210,134,206
   Repurchase Agreement                                                         7,106,000
   Cash                                                                               882
   Collateral for securities on loan                                           60,059,831
   Receivable for investments sold                                                446,364
   Receivable for Trust shares sold                                               108,786
   Dividends receivable                                                            30,048
   Interest receivable                                                                711
                                                                             ------------
       Total assets                                                           277,886,828
                                                                             ------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                      119,009
       Distribution and services fees--Class B                                     45,896
       Distribution and services fees--Class E                                        499
       Collateral for securities on loan                                       60,059,831
       Management fee (Note 3)                                                     93,021
       Administration fee                                                           1,965
       Custodian and accounting fees                                               16,864
   Accrued expenses                                                                50,307
                                                                             ------------
       Total liabilities                                                       60,387,392
                                                                             ------------
NET ASSETS                                                                   $217,499,436
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $216,128,814
   Accumulated net realized gain                                                8,492,610
   Unrealized depreciation on investments                                      (8,616,424)
   Undistributed net investment income                                          1,494,436
                                                                             ------------
       Total                                                                 $217,499,436
                                                                             ============
NET ASSETS
   Class A                                                                   $  1,320,508
                                                                             ============
   Class B                                                                    212,294,024
                                                                             ============
   Class E                                                                      3,884,904
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                        126,502
                                                                             ============
   Class B                                                                     20,371,746
                                                                             ============
   Class E                                                                        372,755
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $      10.44
                                                                             ============
   Class B                                                                          10.42
                                                                             ============
   Class E                                                                          10.42
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $218,750,630

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

CYCLICAL GROWTH ETF PORTFOLIO
INVESTMENT INCOME
    Interest (1)                                                  $    300,169
    Income earned from affiliated transactions                           3,547
    Dividends from Underlying Portfolios                             2,098,196
                                                                  ------------
       Total investment income                                       2,401,912
                                                                  ------------
EXPENSES
    Management fee (Note 3)                                            524,151
    Administration fees                                                 11,967
    Deferred expense reimbursement                                      26,727
    Custodian and accounting fees                                        5,605
    Distribution and services fees--Class B                            285,171
    Distribution and services fees--Class E                              2,601
    Audit                                                                9,690
    Legal                                                               10,981
    Trustee fees and expenses                                            7,957
    Shareholder reporting                                               17,670
    Insurance                                                              898
    Other                                                                4,052
                                                                  ------------
    Total expenses                                                     907,470
                                                                  ------------
    Net investment income                                            1,494,442
                                                                  ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on:
       Investments                                                   8,496,050
                                                                  ------------
    Net realized gain on investments                                 8,496,050
                                                                  ------------
    Net change in unrealized depreciation on:
       Investments                                                 (36,806,345)
                                                                  ------------
    Net change in unrealized depreciation on investments           (36,806,345)
                                                                  ------------
    Net realized and change in unrealized loss on investments      (28,310,295)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(26,815,853)
                                                                  ============

-------------------------------------------------------------------------------
(1)Interest income includes securities lending income of:         $    230,120

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

CYCLICAL GROWTH ETF PORTFOLIO
                                                                               Period Ended   Year Ended
                                                                               June 30, 2008 December 31,
                                                                                (Unaudited)      2007
                                                                               ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                      $  1,494,442  $  3,205,821
    Net realized gain on investments from Underlying Portfolios                   8,496,050     4,810,991
    Net change in unrealized appreciation (depreciation) on investments         (36,806,345)    6,183,825
                                                                               ------------  ------------
    Net increase (decrease) in net assets resulting from operations             (26,815,853)   14,200,637
                                                                               ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                        (22,250)           --
     Class B                                                                     (3,129,750)           --
     Class E                                                                        (53,826)           --
    From net realized gains
     Class A                                                                        (27,828)           --
     Class B                                                                     (4,701,290)           --
     Class E                                                                        (71,892)           --
                                                                               ------------  ------------
    Net decrease in net assets resulting from distributions                      (8,006,836)           --
                                                                               ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                        573,548     1,399,363
     Class B                                                                      7,963,700    30,592,890
     Class E                                                                      1,688,090     3,302,094
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                         50,078            --
     Class B                                                                      7,831,040            --
     Class E                                                                        125,718            --
    Cost of shares repurchased
     Class A                                                                       (598,066)     (198,144)
     Class B                                                                    (23,154,245)  (26,247,515)
     Class E                                                                       (891,728)   (1,109,956)
                                                                               ------------  ------------
    Net increase (decrease) in net assets from capital share transactions        (6,411,865)    7,738,732
                                                                               ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (41,234,554)   21,939,369
    Net assets at beginning of period                                           258,733,990   236,794,621
                                                                               ------------  ------------
    Net assets at end of period                                                $217,499,436  $258,733,990
                                                                               ============  ============
    Net assets at end of period includes undistributed net investment income   $  1,494,436  $  3,205,821
                                                                               ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                           CLASS A
CYCLICAL GROWTH ETF PORTFOLIO                                                ----------------------------------
                                                                                                 FOR THE YEARS
                                                                             FOR THE PERIOD          ENDED
                                                                                 ENDED           DECEMBER 31,
                                                                             JUNE 30, 2008    -----------------
                                                                              (UNAUDITED)        2007    2006(B)
                                                                             --------------   ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................    $ 12.09       $11.39     $10.76
                                                                                -------       ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.09         0.22       0.25
Net Realized/Unrealized Gain (Loss) on Investments..........................      (1.32)        0.48       0.53
                                                                                -------       ------     ------
Total from Investment Operations............................................      (1.23)        0.70       0.78
                                                                                -------       ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.19)          --      (0.12)
Distributions from Net Realized Capital Gains...............................      (0.23)          --      (0.03)
                                                                                -------       ------     ------
Total Distributions.........................................................      (0.42)          --      (0.15)
                                                                                -------       ------     ------
NET ASSET VALUE, END OF PERIOD..............................................    $ 10.44       $12.09     $11.39
                                                                                =======       ======     ======
TOTAL RETURN                                                                     (10.22)%       6.15%      7.20%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............       0.51 %*      0.53%      0.57%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).       0.53 %*(d)   0.54%(d)   0.63%*
Ratio of Net Investment Income to Average Net Assets(g).....................       1.59 %*      1.85%      3.33%*
Portfolio Turnover Rate.....................................................       27.9 %       20.2%      27.7%
Net Assets, End of Period (in millions).....................................    $   1.3       $  1.5     $  0.3

                                                                                                CLASS B
                                                                             -------------------------------------------
                                                                             FOR THE PERIOD       FOR THE YEARS ENDED
                                                                                 ENDED                DECEMBER 31,
                                                                             JUNE 30, 2008    --------------------------
                                                                              (UNAUDITED)        2007     2006    2005(C)
                                                                             --------------   ------     -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................    $ 12.06       $11.39     $10.14   $10.00
                                                                                -------       ------     ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.07         0.15       0.13     0.10
Net Realized/Unrealized Gain (Loss) on Investments..........................      (1.32)        0.52       1.28     0.10
                                                                                -------       ------     ------   ------
Total from Investment Operations............................................      (1.25)        0.67       1.41     0.20
                                                                                -------       ------     ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.16)          --      (0.12)   (0.06)
Distributions from Net Realized Capital Gains...............................      (0.23)          --      (0.04)      --
                                                                                -------       ------     ------   ------
Total Distributions.........................................................      (0.39)          --      (0.16)   (0.06)
                                                                                -------       ------     ------   ------
NET ASSET VALUE, END OF PERIOD..............................................    $ 10.42       $12.06     $11.39   $10.14
                                                                                =======       ======     ======   ======
TOTAL RETURN                                                                     (10.34)%       5.88%     13.85%    2.04%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............       0.76 %*      0.77%      0.80%    0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).       0.78 %*(d)   0.78%(d)   0.82%    2.59%*
Ratio of Net Investment Income to Average Net Assets(g).....................       1.28 %*      1.25%      1.21%    3.85%*
Portfolio Turnover Rate.....................................................       27.9 %       20.2%      27.7%     6.2%
Net Assets, End of Period (in millions).....................................    $ 212.3       $253.7     $235.3   $ 11.6

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Commencement of operations--10/03/2005.
(d) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(e) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(f) See Note 3 of the Notes to Financial Statements.
(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                           CLASS E
CYCLICAL GROWTH ETF PORTFOLIO                                                ----------------------------------
                                                                                                 FOR THE YEARS
                                                                             FOR THE PERIOD          ENDED
                                                                                 ENDED           DECEMBER 31,
                                                                             JUNE 30, 2008    -----------------
                                                                              (UNAUDITED)        2007    2006(B)
                                                                             --------------   ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................    $ 12.07       $11.39     $10.76
                                                                                -------       ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.09         0.21       0.18
Net Realized/Unrealized Gain (Loss) on Investments..........................      (1.33)        0.47       0.60
                                                                                -------       ------     ------
Total from Investment Operations............................................      (1.24)        0.68       0.78
                                                                                -------       ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.18)          --      (0.12)
Distributions from Net Realized Capital Gains...............................      (0.23)          --      (0.03)
                                                                                -------       ------     ------
Total Distributions.........................................................      (0.41)          --      (0.15)
                                                                                -------       ------     ------
NET ASSET VALUE, END OF PERIOD..............................................    $ 10.42       $12.07     $11.39
                                                                                =======       ======     ======
TOTAL RETURN                                                                     (10.26)%       5.97%      7.15%
Ratio of Expenses to Average Net Assets After Reimbursement(d)..............       0.66 %*      0.68%      0.72%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e).       0.68 %*(c)   0.69%(c)   0.77%*
Ratio of Net Investment Income to Average Net Assets(f).....................       1.63 %*      1.70%      2.38%*
Portfolio Turnover Rate.....................................................       27.9 %       20.2%      27.7%
Net Assets, End of Period (in millions).....................................    $   3.9       $  3.5     $  1.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(d) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Cyclical Growth ETF Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C is not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"), including series of the iShares(R) Trust, iShares(R), Inc., the SPDR(R) Trust, Series 1 and Vanguard Index Participation Equity Receipts (VIPERs(R)) of the Vanguard(R) Index Funds, Vanguard(R) U.S. Sector Index Funds and Vanguard VIPERs(R) Series Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios will use fair value pricing in the circumstances and manner described below.

THE UNDERLYING PORTFOLIOS ARE VALUED AS FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Gallatin Asset Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $524,151          0.45%    First $300 Million

                                 0.43%    $300 Million to $600 Million

                                 0.40%    Over $600 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                         Expenses Deferred in
                                      ---------------------------------------
               Maximum Expense Ratio    2005       2006      2007     2008
               under current Expense   -------    -------   -----    -----
               Limitation Agreement   Subject to repayment until December 31,
              ----------------------  ---------------------------------------
              Class A Class B Class E   2010       2011      2012     2013
              ------- ------- -------  -------    -------   -----    -----

               0.55%   0.80%   0.70%  $32,115    $40,875     $--      $--

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to Reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amounts were repaid to the Manager during the period ended June
30, 2008:          $26,727

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase/
                                                             (Decrease)
             Beginning                                        in Shares     Ending
              Shares      Sales   Reinvestments Redemptions  Outstanding    Shares
             ---------- --------- ------------- ----------- ------------- ----------

 Class A

 06/30/2008     123,855    50,513      4,475       (52,341)      2,647       126,502
 12/31/2007      23,516   116,827         --       (16,488)    100,339       123,855

 Class B

 06/30/2008  21,046,030   709,066    701,078    (2,084,428)   (674,284)   20,371,746
 12/31/2007  20,666,125 2,557,334         --    (2,177,429)    379,905    21,046,030

 Class E

 06/30/2008     290,543   150,389     11,255       (79,432)     82,212       372,755
 12/31/2007     107,303   274,679         --       (91,439)    183,240       290,543

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $63,046,640         $--        $77,222,761

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross         Gross          Net
              Income Tax   Unrealized    Unrealized    Unrealized
                 Cost     Appreciation (Depreciation) Depreciation
             ------------ ------------ -------------- ------------

             $285,916,461  $3,081,443   $(11,697,867) $(8,616,424)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $58,744,254 $60,059,831     $--     $60,059,831

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

                   Ordinary Income Long-Term Capital Gain      Total
                   --------------- ---------------------- ---------------
                   2007    2006    2007        2006       2007    2006
                   ---- ---------- ----        ----       ---- ----------

                   $--  $3,106,558 $--         $--        $--  $3,106,558

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

     $3,515,090    $4,491,717   $28,186,505         $--         $36,193,312

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. OTHER MATTERS

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of an Underlying Portfolio's net assets. At the end of the period, the Portfolio was not the owner of record of 5% or more of the total outstanding shares of any Underlying Portfolios.

                                                                                            Income earned
                                                                                           from affiliates
                          Number of                                           Number of      during the
                       shares held at   Shares purchased     Shares sold    shares held at  period ended
Security Description  December 31, 2007 during the period during the period June 30, 2008   June 30, 2008
--------------------  ----------------- ----------------- ----------------- -------------- ---------------

Metropolitan Series
  Fund Inc.:
  BlackRock Money
  Market Portfolio          4,614              622             (2,850)          2,386          $3,547

11. SUBSEQUENT EVENTS

On August 6, 2008, the Board of Trustees of the Trust approved a new Investment Advisory Agreement (the "Agreement") with respect to the Portfolio between the Manager and SSgA Funds Management, Inc. ("SSgA"). The Agreement is not subject to shareholder approval and will become effective September 2, 2008. Under the Agreement, SSgA will become adviser to the Portfolio, succeeding Gallatin Asset Management, Inc., and will be responsible for the day-to-day management of the Portfolio's investment operations under the oversight of the Manager and the Board. The name of the Cyclical Growth ETF Portfolio will change to the "SSgA Growth ETF Portfolio" at the time the Agreement becomes effective.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



12. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
DREMAN SMALL CAP VALUE PORTFOLIO                   FOR THE PERIOD ENDED 6/30/08
MANAGED BY DREMAN VALUE MANAGEMENT LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio has a return of (2.56)% for Class A Shares versus (9.84)% for its benchmark, the Russell 2000(R) Value Index/1/.

PORTFOLIO REVIEW

Volatility was king for the first six months of 2008 as concerns over the rising price of oil, the bank liquidity crisis, and potential conflict with Iran pushed small cap stocks lower. We were disappointed with the absolute return of the Portfolio; however, we are pleased to report that the Portfolio posted a return greater than its benchmark for the six month period ending June 30th, 2008. Our strongest sectors included financials where our under weight and stock selection were strong. energy, health care, and industrials were also strong performers for the Portfolio. Consumer staples and materials were the only two sectors that detracted from performance.

Record oil prices propelled the energy sector to over a 40% gain in the small cap value index. Our over weight provided the Portfolio with superior performance for this sector. From a stock standpoint Petrohawk Energy, St. Mary Land & Exploration, and PetroQuest energy were our top performers. These E&P were strong as oil prices rose to new highs throughout the quarter. Petrohawk was very strong, posting roughly a 167% gain in the first half of 2008. The completion of horizontal testing in the Haynesville Shale were nearly 4x times better than estimates, sending the earnings estimates as well as the stock straight up. Unfortunately, the market cap breached the top of our holding level for the small cap Portfolio and we were forced to sell the stock towards the end of the second quarter. We remain comfortable with our slight over weight in the Energy Sector as valuations remain attractive. However, the threat of a global slowdown affecting demand for oil is very real and gives us pause in the short term.

Financials continued to struggle as the liquidity crisis raged on. Throughout the first half many banks shored up their balance sheets with capital raises to try and ease investor's nerves about non performing loans. From an absolute return standpoint the Portfolio's financial stocks posted a negative return; however, our significant under weight coupled with stock selection added alpha to the Portfolio over the benchmark. While it is not discussed often, much of the Portfolio's success in the financial sector came from avoiding problem stocks. Many banks were down in excess of 50% for the first half, many of which our small cap Portfolio avoided. That is not to say that we did not have our fair share of problems: UCBH Holdings, Sterling Financial and Boston Private Financial were all down in excess of 50% as investors grew concerned about non performing loans. Although we remain under weight the sector, we have started to uncover some interesting stocks during the course of our research and have added to this space, albeit cautiously.

Our stock selection in the Industrial sector was strong and contributed a significant portion of the Portfolio's alpha. Our strongest performers included Walter Industries, a coal company, which benefitted as energy prices continued to rise and was up over 200%. DRS, a defense company, was up 45% as it reached an agreement to be acquired by an Italian company. Emcor Group a construction and engineering company, was up over 20%. Our worst performers included Air Transport Services Group, an air freight forwarder, as it fell over 76% as they lost their largest customer, DHL. While it is no consolation, we did exit our position of Air Transport Services as we believe the company will struggle to replace these revenues. On the brighter side, we used the strength in our stocks to take some profits as we sold shares of Walter Industries and DRS during the quarter based on valuation levels. We remain slightly over weight in the industrial sector.

Technology also contributed to performance. STEC, MKS Instruments, and CommScope, all stocks that we have talked about in previous letters were up 17%, 14% and 7% respectively. Jack Henry & Associates, Inc. was down 10% as the company continued to reorganize its business and sell off units that do not meet the financial hurdles. Similar to other sectors, we used the strength in certain names to take profits. During the second quarter we sold shares of STEC, the solid state disk drive manufacturer, as rumors spread that Seagate, a large disk drive manufacturer, was going to acquire the company.

The Materials sector was a trouble spot for the Portfolio as several holdings under performed. Om Group, a specialty chemicals manufacturer, struggled as cobalt prices rose sharply. Myers Industries was also weak as its private equity buyout was officially called off and concerns over demand for their products weighted on the stock. The Portfolio was also hurt because it did not own any steel companies which performed very well for the first half of 2008. We remain steadfast that our investments in gold and other precious metal companies will do well as inflation continues to run up unhindered. One only needs to look at the cost of energy, food, and other metals to see that inflation is rising.

MARKET ENVIRONMENT/CONDITIONS

CRISIS INVESTING

There is no question that we are in a financial crisis, but we have been through these before. As the old saying from Mark Twain goes, "history doesn't repeat itself, but it does rhyme".

Bubbles are almost always anchored in real developments. This time around advances in loan securitization and mortgage underwriting made it easy to convert newly issued mortgages into securities that could be sliced and diced and sold to investors. Lulled by the presence of credit insurance, investors snapped up higher yielding securities as they were under the impression that Wall Street had all but banished risk. Even the Federal Reserve Board ("FED") chief at the time, Alan Greenspan was pulled into the punch bowl, as he was quoted describing the maverick financing techniques as "a new paradigm of active credit." The rest of the story is history. The great credit/leverage unwind began in the summer of 2007.

--------
/1/ The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DREMAN SMALL CAP VALUE PORTFOLIO                   FOR THE PERIOD ENDED 6/30/08
MANAGED BY DREMAN VALUE MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


At present, the current debate revolves around the extent and duration of the credit crunch and the scale of severity of the negative feedback loop to the real economy. Early indications, summarized below, are not so encouraging:

  . Based on monthly data (not quarterly data), the MacroEconomic Advisers database shows that real GDP dipped at a .5% annual rate in April and has now contracted in two of the past three months.
  .  Help wanted ads drop to historic low in April.
  . Manufacturing indices across the US show recent weakness: New York's Empire State Manufacturing Index plunged in May Philly FED Manufacturing Index dropped in May Richmond's FED Index sank in June
  .  The US labor market continues to soften.
  . The Conference Board's consumer confidence survey in June was worst ever, spanning over 40 years of data.

The market environment will undoubtedly be tough over the foreseeable future as the economy deals with the post housing/credit bubble. However, patience is required. Eventually the bear phase will be over and solid, fundamentally cheap stocks should appreciate strongly during the eventual rebound.

CURRENT OUTLOOK/STRATEGY

The financial markets continue to be by and large in a state of flux. Lack of liquidity and continuing investor fears have resulted in a virtual close-down of the AMP, the student loan, and short term-markets for municipal financing, almost closing down these markets entirely. The paucity of market makers by the major investment banks, due to their lack of liquidity, has virtually shut down many parts of the over the counter preferred stock and bond markets. As a result a good part of the Portfolios of many of the high-yielding mutual and closed end funds have been virtually frozen.

However, although the current financial crisis is probably the worst since the Great Depression, we believe investors have overreacted to current events. Many extremely sophisticated market analysts, including George Soros, believe that we have come through the worst of it, with maybe only 25-30% to work out from this point on.

As the equity market struggles through the crisis, slowly but surely better value opportunities will materialize. We were complaining about the lack of opportunities and volatility over the past several years but complain no more. Along with better opportunities, we believe the future landscape will favor "stock selection" over the more recent index and ETF wave that, in our opinion, has created a speculative trading carnival that the bear will undoubtedly devour in due time.

Dreman Value Management, LLC has traditionally taken advantage of such periods by adding or increasing positions when waves of selling drive individual companies or sectors well below their real value. The Portfolio's superior alpha over time has been built by taking advantage of such opportunities as they present themselves.

DAVID DREMAN, E. CLIFTON HOOVER JR., MARK ROACH
Portfolio Managers
DREMAN VALUE MANAGEMENT LLC

The views expressed above are those of the investment subadvisery firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                   Percent of
                   Description                     Net Assets
                   ------------------------------------------
                   St.Mary Land & Exploration Co.    2.15%
                   ------------------------------------------
                   PAN American Silver Corp.         1.97%
                   ------------------------------------------
                   Century Alumininum Co.            1.93%
                   ------------------------------------------
                   Hercules Offshore, Inc.           1.87%
                   ------------------------------------------
                   Petroquest Energy, Inc.           1.72%
                   ------------------------------------------
                   CommonScope, Inc.                 1.56%
                   ------------------------------------------
                   Key Energy Services, Inc.         1.55%
                   ------------------------------------------
                   Vectren Corp.                     1.55%
                   ------------------------------------------
                   Superior Energy Services, Inc.    1.50%
                   ------------------------------------------
                   Atwood Oceanics, Inc.             1.46%
                   ------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Basic Materials                 7.8%
Communications                  6.2%
Cyclical                        6.4%
Non- Cyclical                  20.4%
Energy                         14.7%
Financials                     18.0%
Industrials                    17.0%
Technology                      3.9%
Utilities                       5.6%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DREMAN SMALL CAP VALUE PORTFOLIO                   FOR THE PERIOD ENDED 6/30/08
MANAGED BY DREMAN VALUE MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                  DREMAN SMALL CAP VALUE PORTFOLIO MANAGED BY
        DREMAN VALUE MANAGEMENT LLC VS. RUSSELL 2000(R) VALUE INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                    Dreman Small Cap    Russell 2000/(R)/
                    Value Portfolio       Value Index/1/
                    ---------------     -----------------
    05/02/2005         $10,000               $10,000
    12/31/2005          11,355                11,498
    12/31/2006          14,107                14,199
    12/31/2007          13,970                12,813
    06/30/2008          13,613                11,552


    --------------------------------------------------------------------
                                         Average Annual Return/2/
                                      (for the period ended 6/30/08)
    --------------------------------------------------------------------
                                                               Since
                                    6 Months 1 Year  3 Year Inception/3/
    --------------------------------------------------------------------
    Dreman Small Cap Value
--  Portfolio--Class A               -2.56%  -11.08% 7.82%    10.24%
    Class B                              --       --    --    -1.92%
    --------------------------------------------------------------------
- - Russell 2000(R) Value Index/1/   -9.84%  -21.63% 1.39%     4.65%
    --------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of Class B because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividend and capital gains distributions.

/3/Inception of Class A shares is 05/02/2005. Inception of Class B shares is 4/28/2008. Index returns are based on an inception date of 4/30/2005.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             1/1/08        6/30/08       1/1/08-6/30/08
DREMAN SMALL CAP VALUE PORTFOLIO             ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  974.40        $4.12
  Hypothetical (5% return before expenses)      1,000.00      1,020.69         4.22
-------------------------------------------  ------------- ------------- ---------------

  Class B*
  Actual                                       $1,000.00     $  980.80        $1.91
  Hypothetical (5% return before expenses)      1,000.00      1,006.82         1.93
-------------------------------------------  ------------- ------------- ---------------

* Class Inception April 28, 2008.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.84% and 1.10% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 and 64/366, respectively (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


    ---------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ---------------------------------------------------------------------------

    COMMON STOCKS - 95.4%
    AEROSPACE & DEFENSE - 3.1%
    Curtiss-Wright Corp...............................  69,460 $   3,107,641
    DRS Technologies, Inc.(a).........................  27,120     2,134,886
    Esterline Technologies Corp.*.....................  34,800     1,714,248
                                                               -------------
                                                                   6,956,775
                                                               -------------
    AUTO COMPONENTS - 0.6%
    Tenneco, Inc.*(a).................................  99,750     1,349,618
                                                               -------------
    CAPITAL MARKETS - 1.2%
    Waddell & Reed Financial, Inc. - Class A..........  73,490     2,572,885
                                                               -------------
    CHEMICALS - 2.0%
    Hercules, Inc..................................... 152,390     2,579,962
    OM Group, Inc.*(a)................................  59,130     1,938,873
                                                               -------------
                                                                   4,518,835
                                                               -------------
    COMMERCIAL BANKS - 4.8%
    Boston Private Financial Holdings, Inc.(a)........  94,510       535,872
    City Holding Co.(a)...............................  67,040     2,733,221
    Columbia Banking System, Inc.(a)..................  95,470     1,845,435
    FirstMerit Corp.(a)............................... 137,780     2,247,192
    MB Financial, Inc.(a).............................  88,820     1,995,785
    TCF Financial Corp.(a)............................ 107,000     1,287,210
                                                               -------------
                                                                  10,644,715
                                                               -------------
    COMMERCIAL SERVICES & SUPPLIES - 1.5%
    Ennis, Inc.(a).................................... 122,700     1,920,255
    Kelly Services, Inc.(a)...........................  74,570     1,441,438
                                                               -------------
                                                                   3,361,693
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 2.1%
    CommScope, Inc.*(a)...............................  65,970     3,481,237
    Plantronics, Inc..................................  53,500     1,194,120
                                                               -------------
                                                                   4,675,357
                                                               -------------
    CONSTRUCTION & ENGINEERING - 1.8%
    EMCOR Group, Inc.*................................  57,270     1,633,913
    URS Corp.*........................................  54,900     2,304,153
                                                               -------------
                                                                   3,938,066
                                                               -------------
    CONTAINERS & PACKAGING - 0.3%
    Myers Industrials, Inc.(a)........................  70,150       571,723
                                                               -------------
    DIVERSIFIED CONSUMER SERVICES - 0.8%
    Regis Corp........................................  70,910     1,868,479
                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES - 0.9%
    Financial Federal Corp.(a)........................  86,360     1,896,466
                                                               -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
    Alaska Communications Systems Group, Inc.(a)...... 209,570     2,502,266
    Iowa Telecommunications Services, Inc.(a)......... 161,740     2,848,241
                                                               -------------
                                                                   5,350,507
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    ELECTRIC UTILITIES - 2.5%
    Allete, Inc.(a)...................................  64,900 $   2,725,800
    IDACORP, Inc.(a)..................................  95,470     2,758,128
                                                               -------------
                                                                   5,483,928
                                                               -------------
    ELECTRICAL EQUIPMENT - 3.3%
    Baldor Electric Co.(a)............................  68,700     2,403,126
    General Cable Corp.*(a)...........................  32,240     1,961,804
    Regal-Beloit Corp.(a).............................  70,670     2,985,807
                                                               -------------
                                                                   7,350,737
                                                               -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
    Anixter International, Inc.*(a)...................  52,010     3,094,075
    Park Electrochemical Corp.(a).....................  92,648     2,252,273
                                                               -------------
                                                                   5,346,348
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 8.9%
    Atwood Oceanics, Inc.*............................  26,050     3,239,057
    Bristow Group, Inc.*..............................  50,100     2,479,449
    Hercules Offshore, Inc.*.......................... 109,390     4,159,008
    Hornbeck Offshore Services, Inc.*(a)..............  56,600     3,198,466
    Key Energy Services, Inc.*........................ 177,470     3,446,467
    Superior Energy Services, Inc.*...................  60,480     3,334,867
                                                               -------------
                                                                  19,857,314
                                                               -------------
    FOOD & STAPLES RETAILING - 3.3%
    Nash Finch Co.(a).................................  72,720     2,492,114
    Ruddick Corp.(a)..................................  65,490     2,246,962
    Weis Markets, Inc.(a).............................  78,260     2,541,102
                                                               -------------
                                                                   7,280,178
                                                               -------------
    FOOD PRODUCTS - 3.2%
    Del Monte Foods Co................................ 283,660     2,013,986
    J.M. Smucker Co. (The)............................  59,320     2,410,765
    Ralcorp Holdings, Inc.*(a)........................  53,310     2,635,646
                                                               -------------
                                                                   7,060,397
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
    Cooper Cos., Inc. (The)(a)........................  57,400     2,132,410
    Syneron Medical, Ltd.*(a)......................... 101,990     1,676,716
                                                               -------------
                                                                   3,809,126
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 5.5%
    Amedisys, Inc.*(a)................................  47,200     2,379,824
    Amsurg Corp.*(a).................................. 131,120     3,192,772
    Apria Healthcare Group, Inc.*..................... 100,000     1,939,000
    Healthspring, Inc.*............................... 150,940     2,547,867
    LifePoint Hospitals, Inc.*(a).....................  78,490     2,221,267
                                                               -------------
                                                                  12,280,730
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 1.1%
    International Speedway Corp. - Class A............  61,230     2,389,807
                                                               -------------
    HOUSEHOLD DURABLES - 0.9%
    Helen of Troy, Ltd.*(a)........................... 127,900     2,061,748
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    INSURANCE - 9.9%
    Argo Group International Holdings, Ltd.*..........  60,241 $   2,021,688
    Endurance Specialty Holdings, Ltd.(a).............  64,350     1,981,336
    Hanover Insurance Group, Inc. (The)...............  67,550     2,870,875
    Hilb Rogal & Hobbs Co.............................  68,830     2,991,352
    IPC Holdings, Ltd................................. 103,160     2,738,898
    Platinum Underwriters Holdings, Ltd...............  71,880     2,344,007
    Safety Insurance Group, Inc.......................  77,140     2,750,041
    StanCorp Financial Group, Inc.....................  50,100     2,352,696
    United Fire & Casualty Co.........................  69,180     1,863,017
                                                               -------------
                                                                  21,913,910
                                                               -------------
    MACHINERY - 4.4%
    Barnes Group, Inc.(a)............................. 113,480     2,620,253
    Blout International, Inc.*........................ 259,270     3,010,125
    Kennametal, Inc...................................  89,930     2,927,221
    Mueller Water Products, Inc.(a)................... 154,830     1,249,478
                                                               -------------
                                                                   9,807,077
                                                               -------------
    MEDIA - 1.4%
    Dreamworks Animation SKG, Inc. - Class A*......... 103,760     3,093,086
                                                               -------------
    METALS & MINING - 5.1%
    Century Aluminum Co.*(a)..........................  64,620     4,296,584
    Iamgold Corp...................................... 297,330     1,798,846
    PAN American Silver Corp.*........................ 126,980     4,390,968
    RTI International Metals, Inc.*(a)................  27,080       964,590
                                                               -------------
                                                                  11,450,988
                                                               -------------
    MULTI-UTILITIES - 2.9%
    Integrys Energy Group, Inc.(a)....................  58,990     2,998,462
    Vectren Corp.(a).................................. 110,130     3,437,157
                                                               -------------
                                                                   6,435,619
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 6.5%
    Parallel Petroleum Corp.*......................... 125,580     2,527,925
    Petrohawk Energy Corp.*...........................   7,400       342,694
    Petroquest Energy, Inc.*(a)....................... 142,545     3,834,461
    St. Mary Land & Exploration Co....................  73,880     4,775,603
    Stone Energy Corp.*...............................  36,000     2,372,760
    Uranium Resources, Inc.*(a)....................... 145,239       535,932
                                                               -------------
                                                                  14,389,375
                                                               -------------
    PHARMACEUTICALS - 1.1%
    Sciele Pharma, Inc.(a)............................ 123,720     2,393,982
                                                               -------------
    REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
    Ashford Hospitality Trust, Inc.................... 175,300       809,886
    Gramercy Capital Corp.(a).........................  28,232       327,209
                                                               -------------
                                                                   1,137,095
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
    MKS Instruments, Inc.*............................ 125,300     2,744,070
                                                               -------------

 -----------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 SOFTWARE - 2.5%
 Jack Henry & Associates, Inc......................     105,440 $   2,281,722
 Sybase, Inc.*.....................................     109,210     3,212,958
                                                                -------------
                                                                    5,494,680
                                                                -------------
 SPECIALTY RETAIL - 2.3%
 Aaron Rents, Inc.(a)..............................      97,200     2,170,476
 Men's Wearhouse, Inc. (The)(a)....................      52,360       852,944
 Penske Automotive Group, Inc.(a)..................     148,660     2,191,249
                                                                -------------
                                                                    5,214,669
                                                                -------------
 TEXTILES, APPAREL & LUXURY GOODS - 0.8%
 Hanesbrands, Inc.*................................      66,550     1,806,167
                                                                -------------
 TOBACCO - 1.3%
 Vector Group, Ltd.(a).............................     176,199     2,842,090
                                                                -------------
 TRADING COMPANIES & DISTRIBUTORS - 1.2%
 GATX Corp.........................................      62,530     2,771,955
                                                                -------------
 Total Common Stocks
 (Cost $226,328,637)                                              212,120,195
                                                                -------------

 SHORT-TERM INVESTMENTS - 32.8%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/08 at 1.100% to be
   repurchased at $13,135,401 on 07/01/08
   collateralized by $13,560,000 FHLMC at 7.000%
   due 07/11/22 with a value of $13,400,670........ $13,135,000    13,135,000
 State Street Navigator Securities Lending Prime
   Portfolio(b)....................................  59,862,898    59,862,898
                                                                -------------
 Total Short-Term Investments
 (Cost $72,997,898)                                                72,997,898
                                                                -------------

 TOTAL INVESTMENTS - 128.2%
 (Cost $299,326,535)                                              285,118,093
                                                                -------------

 Other Assets and Liabilities (net) - (28.2)%                     (62,671,933)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 222,446,160
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corporation


                       See notes to financial statements

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $225,255,195               $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS              0                0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0                0
  ----------------------------------------------------------------------------
  TOTAL                                          $225,255,195               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

DREMAN SMALL CAP VALUE PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $212,120,195
   Repurchase Agreement                                                      13,135,000
   Cash                                                                             549
   Collateral for securities on loan                                         59,862,898
   Receivable for investments sold                                              767,807
   Receivable for Trust shares sold                                             157,637
   Dividends receivable                                                         211,370
   Interest receivable                                                              401
                                                                           ------------
       Total assets                                                         286,255,857
                                                                           ------------
LIABILITIES
   Payables for:
       Investments purchased                                                  3,637,403
       Trust shares redeemed                                                    103,408
       Distribution and services fees--Class B                                       30
       Collateral for securities on loan                                     59,862,898
       Management fee (Note 3)                                                  149,773
       Administration fee                                                         1,348
       Custodian and accounting fees                                             29,972
   Accrued expenses                                                              24,865
                                                                           ------------
       Total liabilities                                                     63,809,697
                                                                           ------------
NET ASSETS                                                                 $222,446,160
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $235,605,708
   Accumulated net realized gain                                                619,752
   Unrealized depreciation on investments and foreign currency              (14,208,442)
   Undistributed net investment income                                          429,142
                                                                           ------------
       Total                                                               $222,446,160
                                                                           ============
NET ASSETS
   Class A                                                                 $222,264,611
                                                                           ============
   Class B                                                                      181,549
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   17,402,548
                                                                           ============
   Class B                                                                       14,216
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $      12.77
                                                                           ============
   Class B                                                                        12.77
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities
  Lending                                                                  $226,328,637

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

DREMAN SMALL CAP VALUE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $ 1,691,162
   Interest (2)                                                               353,804
                                                                          -----------
       Total investment income                                              2,044,966
                                                                          -----------
EXPENSES
   Management fee (Note 3)                                                    896,603
   Administration fees                                                          8,574
   Custodian and accounting fees                                                4,961
   Distribution and services fees--Class B                                         40
   Audit                                                                       18,716
   Legal                                                                       12,002
   Trustee fees and expenses                                                    7,957
   Shareholder reporting                                                        3,161
   Insurance                                                                      875
   Other                                                                        3,870
                                                                          -----------
       Total expenses                                                         956,759
                                                                          -----------
   Net investment income                                                    1,088,207
                                                                          -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                            806,550
       Futures contracts                                                      113,101
       Foreign currency                                                          (363)
                                                                          -----------
   Net realized gain on investments, futures contracts and foreign
       currency                                                               919,288
                                                                          -----------
   Net change in unrealized depreciation on:
       Investments                                                         (6,460,813)
       Foreign currency                                                          (168)
                                                                          -----------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (6,460,981)
                                                                          -----------
   Net realized and change in unrealized loss on investments, futures
       contracts and foreign currency                                      (5,541,693)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(4,453,486)
                                                                          ===========

--------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $    (2,817)
(2)Interest income includes securities lending income of:                     222,695

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

DREMAN SMALL CAP VALUE PORTFOLIO
                                                                                Period Ended   Year Ended
                                                                                June 30, 2008 December 31,
                                                                                 (Unaudited)      2007
                                                                                ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $  1,088,207  $  1,268,740
    Net realized gain on investments, futures contracts and foreign currency         919,288     6,401,954
    Net change in unrealized depreciation on investments and foreign currency     (6,460,981)  (13,742,806)
                                                                                ------------  ------------
    Net decrease in net assets resulting from operations                          (4,453,486)   (6,072,112)
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                      (1,803,717)           --
     Class B                                                                              --            --
    From net realized gains
     Class A                                                                      (6,775,539)     (593,783)
     Class B                                                                              --            --
                                                                                ------------  ------------
    Net decrease in net assets resulting from distributions                       (8,579,256)     (593,783)
                                                                                ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                      41,201,036   158,639,115
     Class B                                                                         193,136            --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       8,579,256       593,783
     Class B                                                                              --            --
    Cost of shares repurchased
     Class A                                                                     (39,652,041)  (10,976,254)
     Class B                                                                            (102)           --
                                                                                ------------  ------------
    Net increase in net assets from capital share transactions                    10,321,285   148,256,644
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (2,711,457)  141,590,749
    Net assets at beginning of period                                            225,157,617    83,566,868
                                                                                ------------  ------------
    Net assets at end of period                                                 $222,446,160  $225,157,617
                                                                                ============  ============
    Net assets at end of period includes undistributed net investment income    $    429,142  $  1,144,652
                                                                                ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                            CLASS A
DREMAN SMALL CAP VALUE PORTFOLIO                                          -----------------------------------------
                                                                          FOR THE PERIOD     FOR THE YEARS ENDED
                                                                              ENDED              DECEMBER 31,
                                                                          JUNE 30, 2008  --------------------------
                                                                           (UNAUDITED)      2007      2006   2005(B)
                                                                          -------------- ------      ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................     $13.57     $13.77      $11.20  $10.00
                                                                              ------     ------      ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.06       0.12        0.13    0.07
Net Realized/Unrealized Gain (Loss) on Investments.......................      (0.39)     (0.25)       2.57    1.30
                                                                              ------     ------      ------  ------
Total from Investment Operations.........................................      (0.33)     (0.13)       2.70    1.37
                                                                              ------     ------      ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.10)        --       (0.06)  (0.05)
Distributions from Net Realized Capital Gains............................      (0.37)     (0.07)      (0.07)  (0.12)
                                                                              ------     ------      ------  ------
Total Distributions......................................................      (0.47)     (0.07)      (0.13)  (0.17)
                                                                              ------     ------      ------  ------
NET ASSET VALUE, END OF PERIOD...........................................     $12.77     $13.57      $13.77  $11.20
                                                                              ======     ======      ======  ======
TOTAL RETURN                                                                   (2.56)%    (0.97)%     24.23%  13.56%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.84 %*    0.92 %      1.10%   1.10%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.84 %*    0.95 %(c)   1.40%   3.83%*
Ratio of Net Investment Income to Average Net Assets.....................       0.95 %*    0.89 %      0.99%   0.86%*
Portfolio Turnover Rate..................................................       32.3 %     69.6 %      62.0%   55.0%
Net Assets, End of Period (in millions)..................................     $222.3     $225.2      $ 83.6  $  5.0

                                                                              CLASS B
                                                                          ----------------
                                                                           FOR THE PERIOD
                                                                               ENDED
                                                                          JUNE 30, 2008(D)
                                                                            (UNAUDITED)
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $13.02
                                                                               ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................        0.03
Net Realized/Unrealized Loss on Investments..............................       (0.28)
                                                                               ------
Total from Investment Operations.........................................       (0.25)
                                                                               ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................          --
Distributions from Net Realized Capital Gains............................          --
                                                                               ------
Total Distributions......................................................          --
                                                                               ------
NET ASSET VALUE, END OF PERIOD...........................................      $12.77
                                                                               ======
TOTAL RETURN                                                                    (1.92)%
Ratio of Expenses to Average Net Assets After Reimbursement..............        1.10 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        1.12 %*
Ratio of Net Investment Income to Average Net Assets.....................        1.20 %*
Portfolio Turnover Rate..................................................        32.3 %
Net Assets, End of Period (in millions)..................................      $  0.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(d) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Dreman Small Cap Value Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Dreman Value Management LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $896,603          0.800%   First $100 Million

                                 0.775%   $100 Million to $500 Million

                                  0.75%   $500 Million to $1 Billion

                                 0.725%   Over $1 Billion

Prior to February 1, 2008, the management fee for the Portfolio was 82.5 basis points for the first $50 Million, 80 basis points for the next $50 Million,
77.5 basis points for the next $400 Million, 75 basis points for the next $500 Million and 72.5 basis points for assets over $1 Billion. The management fee earned for the period January 1, 2008 through January 31, 2008 was $143,035.

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                              Maximum Expense Ratio
                                              under current Expense
                                              Limitation Agreement
                                             ---------------------
           Portfolio                         Class A Class B Class E
           ---------                         ------- ------- -------

           Dreman Small Cap Value Portfolio   1.10%   1.35%*  1.25%*

*Classes not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                        Net Increase
                        Beginning                                        in Shares     Ending
                         Shares      Sales    Reinvestments Redemptions Outstanding    Shares
                        ---------- ---------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008             16,587,405  3,152,349    655,405    (2,992,611)     815,143  17,402,548
 12/31/2007              6,067,821 11,254,488     41,698      (776,602)  10,519,584  16,587,405

 Class B

 04/28/2008-06/30/2008          --     14,224         --            (8)      14,216      14,216

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $88,127,453          $--       $68,921,283

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

         Federal       Gross         Gross
        Income Tax   Unrealized    Unrealized        Net Unrealized
           Cost     Appreciation (Depreciation)       Depreciation
       ------------ ------------ --------------      --------------

       $299,326,535 $14,159,549        $(28,367,991)       $(14,208,442)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $59,484,984 $59,862,898 $1,088,104  $60,951,002

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

               Ordinary Income  Long-Term Capital Gain       Total
              ----------------- ---------------------- -----------------
                2007     2006    2007        2006        2007     2006
              -------- --------   -------    -------   -------- --------

              $520,755 $477,589 $73,028     $82,228    $593,783 $559,817

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed
      Ordinary      Long-Term   Net Unrealized
       Income         Gain      (Depreciation) Loss Carryforwards   Total
    ------------- ------------- -------------- ------------------ ---------

     $5,610,591    $2,370,442    $(8,107,839)         $--         $(126,806)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE REVIEW

For the six-month period ended June 30, 2008, the Portfolio returned (3.36)% and (3.51)% for Class A and B Shares, respectively versus (8.58)% for its benchmark, the Russell Midcap Value Index./1/

MARKET REVIEW

The U.S. equity markets finished the first half of 2008 near year-to-date lows as concerns related to the ongoing credit crunch unwound a brief rally. The S&P 500(R) Index/2/ returned (11.91)% for the six-months ended June 30, 2008. Recent headlines have been focused on additional financial asset write-offs, escalating gasoline prices and global inflation pressures. Volatility, which remains slightly above normalized levels, continues to characterize the swings in the financial, insurance and home building segments of the equity markets.

PORTFOLIO POSITIONING

As fundamental stock pickers, we view the current environment of high stock volatility and performance dispersion as favorable. As the gap between winners and losers continues to widen, we seek to capitalize on opportunities by developing a differentiated point of view based on extensive financial modeling, industry analysis and valuation work. We look for companies with high potential and low investor expectations. Our ideal candidates are often neglected quality companies with multiple paths to success. We look for early signs of positive internal change such as reductions in cost structures, divestitures of assets or improved free cash flow generation. We also believe management quality is a key factor in today's environment of low transparency and high uncertainty.

For the six month period, the Portfolio outperformed its benchmark, the Russell Midcap Value Index. Consistent with longer term trends, the Portfolio held up better than its benchmark in a period of high market volatility and investor anxiety. Our investments in energy, services and financials performed well, while our investments in consumer staples and industrials were challenged.

The Portfolio experienced notable gains in Basic Materials as fundamentals significantly improved for our investments in U.S. Steel Corp. (2.7% of the Portfolio) and CF Industries Holdings (1.1%). We also saw a sharp recovery in Amphenol Corp (2.1%), a name added to on weakness last quarter. Acquisition activity also bolstered returns in the portfolio as W-H Energy Services, Inc. (1.0%) and Allied Waste, Inc. (1.4%) both benefited from corporate buyers. Our defensive positioning in Financials also led to positive stock selection.

A combination of rising cost trends and uncertain end market demand dampened returns in the Consumer Staples and Industrials sectors. In Consumer Staples, shares of Newell Rubbermaid, Inc. (1.0%) declined due to market concerns with the company's exposure to resin prices. While we have been largely well positioned in Financials for the past year, our investment in Legg Mason, Inc. (1.1%) experienced weakness. Despite this quarter's setback, we remain constructive on the long term outlook for this diversified asset manager.

OUTLOOK

For the past year, the credit crunch has taken its toll on a variety of companies related to mortgages, real estate and financing activities. During this period, we have been careful to avoid sacrificing quality for what may appear to be bargain valuations. Our cautious view on the market remains largely intact, as we continue to see weakness in credit related sectors. We are also watching the implications of inflation on company cost structures and end markets. We think all these trends could lead to an environment of near term volatility, which we view as a significant opportunity for fundamental long term investors.
TEAM MANAGED

EILEEN ROMINGER
Managing Director
Chief Investment Officer

ANDREW BRAUN
SEAN GALLAGHER
Portfolio Managers
Co-CIO

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The Russell Midcap(R) Value Index is an unmanaged index of common stock prices which measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                Percent of
                     Description                Net Assets
                     -------------------------------------
                     PPL Corp.                    2.79%
                     -------------------------------------
                     United States Steel Corp.    2.73%
                     -------------------------------------
                     Range Resources Corp.        2.64%
                     -------------------------------------
                     Entergy Corp.                2.30%
                     -------------------------------------
                     Amphenol Corp.--Class A      2.14%
                     -------------------------------------
                     Hess Corp.                   1.97%
                     -------------------------------------
                     Fortune Brands, Inc.         1.80%
                     -------------------------------------
                     EOG Resources, Inc.          1.74%
                     -------------------------------------
                     Edison International         1.68%
                     -------------------------------------
                     FirstEnergy Corp.            1.66%
                     -------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                [CHART]

Basic Materials                  6.4%
Communications                   5.7%
Cyclical                         5.6%
Non-Cyclical                    14.9%
Energy                          17.2%
Financials                      22.0%
Industrials                     10.3%
Technology                       3.7%
Utilities                       14.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

               GOLDMAN SACHS MID CAP VALUE PORTFOLIO MANAGED BY
   GOLDMAN SACHS ASSET MANAGEMENT, L.P. VS. RUSSELL MIDCAP(R) VALUE INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                    Goldman Sachs Mid Cap    Russell Midcap/(R)/
                       Value Porfolio          Value Index/1/
                     --------------------    ------------------
     04/30/2004          $10,000                 $10,000
     12/31/2004           12,098                  12,262
     12/31/2005           13,613                  13,813
     12/31/2006           15,750                  16,605
     12/31/2007           16,239                  16,369
     06/30/2008           15,669                  14,964



    -------------------------------------------------------------
                                  Average Annual Return/2/
                               (for the period ended 6/30/08)
    -------------------------------------------------------------
                                                        Since
                             6 Months 1 Year  3 Year Inception/3/
    -------------------------------------------------------------
    Goldman Sachs
    Mid Cap Value
--  Portfolio--Class A        -3.36%   -9.06% 7.16%    11.62%
    Class B                   -3.51%   -9.28% 6.87%    11.35%
    -------------------------------------------------------------
    Russell Midcap(R) Value
- - Index/1/                  -8.58%  -17.09% 4.97%    10.01%
    -------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap(R) Value Index is an unmanaged index of common stock prices which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value(R) Index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 4/30/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
GOLDMAN SACHS MID CAP VALUE PORTFOLIO        ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  966.40       $3.67
  Hypothetical (5% return before expenses)      1,000.00      1,021.13        3.77
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  964.90       $4.89
  Hypothetical (5% return before expenses)      1,000.00      1,019.89        5.02
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75% and 1.00% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


   -------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                                SHARES    (NOTE 2)
   -------------------------------------------------------------------------

   COMMON STOCKS - 96.8%
   AEROSPACE & DEFENSE - 0.7%
   Alliant Techsystems, Inc.*(a).....................   26,661 $   2,710,890
   Rockwell Collins, Inc.............................   27,327     1,310,603
                                                               -------------
                                                                   4,021,493
                                                               -------------
   AUTO COMPONENTS - 1.4%
   BorgWarner, Inc.(a)...............................   73,594     3,266,102
   Johnson Controls, Inc.............................  124,411     3,568,107
   Tenneco, Inc.*(a).................................   59,758       808,526
                                                               -------------
                                                                   7,642,735
                                                               -------------
   BEVERAGES - 0.3%
   Coca-Cola Enterprises, Inc........................   92,199     1,595,043
                                                               -------------
   BUILDING PRODUCTS - 0.2%
   Lennox International, Inc.........................   45,251     1,310,469
                                                               -------------
   CAPITAL MARKETS - 3.3%
   Invesco, Ltd......................................  219,260     5,257,855
   Lazard, Ltd. - Class A............................   39,541     1,350,325
   Legg Mason, Inc...................................  138,874     6,050,740
   Northern Trust Corp...............................   77,333     5,302,724
                                                               -------------
                                                                  17,961,644
                                                               -------------
   CHEMICALS - 3.5%
   Albemarle Corp....................................  199,888     7,977,530
   Celanese Corp. - Series A.........................  110,194     5,031,458
   CF Industries Holdings, Inc.......................   37,720     5,763,616
                                                               -------------
                                                                  18,772,604
                                                               -------------
   COMMERCIAL BANKS - 3.0%
   Comerica, Inc.(a).................................   78,330     2,007,598
   Commerce Bancshares, Inc.(a)......................   98,197     3,894,493
   Huntington Bancshares, Inc.(a)....................  152,670       880,906
   Keycorp...........................................   66,143       726,250
   M&T Bank Corp.(a).................................   58,215     4,106,486
   Synovus Financial Corp.(a)........................  313,530     2,737,117
   Webster Financial Corp............................  115,481     2,147,947
                                                               -------------
                                                                  16,500,797
                                                               -------------
   COMMERCIAL SERVICES & SUPPLIES - 1.8%
   Allied Waste Industries, Inc.*....................  617,617     7,794,327
   Monster Worldwide, Inc.*(a).......................   98,646     2,033,094
                                                               -------------
                                                                   9,827,421
                                                               -------------
   COMMUNICATIONS EQUIPMENT - 1.5%
   CommScope, Inc.*(a)...............................  157,500     8,311,275
                                                               -------------
   COMPUTERS & PERIPHERALS - 1.6%
   Seagate Technology................................  457,736     8,756,490
                                                               -------------
   CONSTRUCTION & ENGINEERING - 0.6%
   Chicago Bridge & Iron Co. N.V.....................   31,909     1,270,616
   KBR, Inc..........................................   56,050     1,956,706
                                                               -------------
                                                                   3,227,322
                                                               -------------

   -------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                                SHARES    (NOTE 2)
   -------------------------------------------------------------------------

   CONSUMER FINANCE - 0.7%
   SLM Corp.*........................................  200,700 $   3,883,545
                                                               -------------
   DIVERSIFIED CONSUMER SERVICES - 1.1%
   H&R Block, Inc....................................  289,262     6,190,207
                                                               -------------
   DIVERSIFIED FINANCIAL SERVICES - 0.2%
   CIT Group, Inc.(a)................................  178,616     1,216,375
                                                               -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
   Embarq Corp.......................................  190,487     9,004,320
                                                               -------------
   ELECTRIC UTILITIES - 11.0%
   American Electric Power Co., Inc..................  122,351     4,922,181
   DPL, Inc.(a)......................................  339,472     8,955,271
   Edison International..............................  177,729     9,131,716
   Entergy Corp......................................  103,776    12,502,933
   FirstEnergy Corp..................................  109,531     9,017,687
   PPL Corp..........................................  290,598    15,189,557
                                                               -------------
                                                                  59,719,345
                                                               -------------
   ELECTRICAL EQUIPMENT - 1.1%
   Cooper Industries, Ltd. - Class A.................   61,313     2,421,864
   General Cable Corp.*(a)...........................   54,730     3,330,320
                                                               -------------
                                                                   5,752,184
                                                               -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
   Amphenol Corp. - Class A..........................  258,759    11,613,104
                                                               -------------
   ENERGY EQUIPMENT & SERVICES - 3.3%
   Dril-Quip, Inc.*..................................   92,520     5,828,760
   Smith International, Inc..........................   78,410     6,519,007
   W-H Energy Services, Inc.*........................   59,566     5,702,849
                                                               -------------
                                                                  18,050,616
                                                               -------------
   FOOD & STAPLES RETAILING - 1.9%
   Safeway, Inc......................................  109,528     3,127,024
   SUPERVALU, Inc....................................  237,967     7,350,801
                                                               -------------
                                                                  10,477,825
                                                               -------------
   FOOD PRODUCTS - 1.8%
   Campbell Soup Co..................................   76,200     2,549,652
   ConAgra Foods, Inc................................  218,172     4,206,356
   General Mills, Inc................................   49,540     3,010,546
                                                               -------------
                                                                   9,766,554
                                                               -------------
   GAS UTILITIES - 1.4%
   Equitable Resources, Inc..........................  113,728     7,854,056
                                                               -------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
   Edwards Lifesciences Corp.*(a)....................   71,386     4,428,788
   Kinetic Concepts, Inc.*(a)........................  104,120     4,155,429
                                                               -------------
                                                                   8,584,217
                                                               -------------
   HEALTH CARE PROVIDERS & SERVICES - 1.6%
   Coventry Health Care, Inc.*.......................   26,213       797,399
   Health Net, Inc.*.................................   27,996       673,584
   Laboratory Corporation of America Holdings*.......  100,420     6,992,245
                                                               -------------
                                                                   8,463,228
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   HEALTH CARE TECHNOLOGY - 0.8%
   IMS Health, Inc...................................   193,732 $   4,513,956
                                                                -------------
   HOUSEHOLD DURABLES - 3.5%
   Fortune Brands, Inc...............................   156,840     9,788,384
   M.D.C. Holdings, Inc.(a)..........................    49,490     1,933,079
   Newell Rubbermaid, Inc............................   313,036     5,255,875
   NVR, Inc.*........................................     3,900     1,950,312
                                                                -------------
                                                                   18,927,650
                                                                -------------
   HOUSEHOLD PRODUCTS - 1.7%
   Clorox Co.........................................   149,292     7,793,042
   Energizer Holdings, Inc.*.........................    17,890     1,307,580
                                                                -------------
                                                                    9,100,622
                                                                -------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
   Constellation Energy Group, Inc...................    21,772     1,787,481
                                                                -------------
   INSURANCE - 8.3%
   Assurant, Inc.....................................    64,280     4,239,909
   Everest Reinsurance Group, Ltd....................    77,316     6,162,858
   Genworth Financial, Inc. - Class A................   237,060     4,222,039
   Lincoln National Corp.............................    67,760     3,070,883
   PartnerRe, Ltd....................................    61,984     4,284,954
   Philadelphia Consolidated Holding Corp.*..........    96,199     3,267,880
   Principal Financial Group, Inc....................    51,990     2,182,020
   RenaissanceRe Holdings, Ltd.......................    44,882     2,004,879
   Torchmark Corp....................................    44,435     2,606,113
   Unum Group........................................   179,063     3,661,838
   W.R. Berkley Corp.................................   156,830     3,789,013
   Willis Group Holdings, Ltd........................   151,100     4,740,007
   XL Capital, Ltd. - Class A........................    50,021     1,028,432
                                                                -------------
                                                                   45,260,825
                                                                -------------
   IT SERVICES - 1.6%
   Iron Mountain, Inc.*..............................   318,860     8,465,733
                                                                -------------
   LEISURE EQUIPMENT & PRODUCTS - 0.5%
   Mattel, Inc.......................................   144,555     2,474,782
                                                                -------------
   LIFE SCIENCES TOOLS & SERVICES - 0.8%
   PerkinElmer, Inc..................................   159,840     4,451,544
                                                                -------------
   MACHINERY - 1.8%
   Eaton Corp........................................    50,320     4,275,691
   Ingersoll-Rand Co., Ltd. - Class A................    29,110     1,089,587
   Parker Hannifin Corp..............................    61,803     4,407,790
                                                                -------------
                                                                    9,773,068
                                                                -------------
   MEDIA - 2.4%
   Cablevision Systems Corp. - Class A*(a)...........   293,990     6,644,174
   Charter Communications, Inc. - Class A*(a)........ 1,239,449     1,301,421
   DISH Network Corp.-Class A*.......................   168,950     4,946,856
                                                                -------------
                                                                   12,892,451
                                                                -------------

   -------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                                SHARES    (NOTE 2)
   -------------------------------------------------------------------------

   METALS & MINING - 2.7%
   United States Steel Corp..........................   80,300 $  14,837,834
                                                               -------------
   MULTI-UTILITIES - 2.5%
   CMS Energy Corp.(a)...............................  110,948     1,653,125
   PG&E Corp.........................................  156,634     6,216,804
   Sempra Energy.....................................   51,100     2,884,595
   Wisconsin Energy Corp.............................   60,145     2,719,757
                                                               -------------
                                                                  13,474,281
                                                               -------------
   MULTILINE RETAIL - 0.6%
   J.C. Penney Co., Inc..............................   58,174     2,111,134
   Nordstrom, Inc.(a)................................   44,700     1,354,410
                                                               -------------
                                                                   3,465,544
                                                               -------------
   OIL, GAS & CONSUMABLE FUELS - 11.9%
   Denbury Resources, Inc.*..........................  160,970     5,875,405
   EOG Resources, Inc................................   72,310     9,487,072
   EXCO Resources, Inc.*(a)..........................  213,380     7,875,856
   Hess Corp.........................................   84,771    10,697,252
   Newfield Exploration Co.*.........................   83,110     5,422,928
   Petroleum Development Corp.*......................   30,900     2,054,541
   Range Resources Corp..............................  218,852    14,343,560
   Whiting Petroleum Corp.*..........................   81,750     8,672,040
                                                               -------------
                                                                  64,428,654
                                                               -------------
   PERSONAL PRODUCTS - 0.4%
   Herbalife, Ltd....................................   54,130     2,097,537
                                                               -------------
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.9%
   Annaly Mortgage Management, Inc...................  487,890     7,567,174
   Apartment Investment & Management Co. - Class A(a)  174,183     5,932,673
   Camden Property Trust(a)..........................   53,155     2,352,640
   DCT Industrial Trust, Inc.(a).....................  187,967     1,556,367
   Pennsylvania Real Estate Investment Trust(a)......   98,996     2,290,767
   Vornado Realty Trust..............................   79,243     6,973,384
                                                               -------------
                                                                  26,673,005
                                                               -------------
   ROAD & RAIL - 0.9%
   Landstar System, Inc..............................   31,550     1,742,191
   Ryder System, Inc.................................   46,655     3,213,596
                                                               -------------
                                                                   4,955,787
                                                               -------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
   Tessera Technologies, Inc.*.......................    8,376       137,115
                                                               -------------
   SOFTWARE - 1.1%
   Activision, Inc.*.................................  116,912     3,983,192
   Autodesk, Inc.*...................................   58,010     1,961,318
                                                               -------------
                                                                   5,944,510
                                                               -------------
   SPECIALTY RETAIL - 1.3%
   Ross Stores, Inc..................................   80,828     2,871,010
   TJX Co., Inc. (The)...............................  128,940     4,057,742
                                                               -------------
                                                                   6,928,752
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 THRIFTS & MORTGAGE FINANCE - 0.8%
 Hudson City Bancorp, Inc..........................     243,013 $   4,053,457
                                                                -------------
 TOBACCO - 0.6%
 Lorillard, Inc.*..................................      27,331     1,890,212
 Reynolds American, Inc.(a)........................      31,772     1,482,799
                                                                -------------
                                                                    3,373,011
                                                                -------------
 Total Common Stocks (Cost $534,031,094)                          526,520,468
                                                                -------------

 SHORT-TERM INVESTMENTS - 15.6%
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 06/30/08 at 1.100% to be
   repurchased at $11,660,356 on 07/01/08
   collateralized by $11,370,000 FHLMC at 5.250%
   due 04/18/16 with a value of $11,895,863........ $11,660,000    11,660,000
 State Street Navigator Securities Lending Prime
   Portfolio(b)....................................  73,121,571    73,121,571
                                                                -------------
 Total Short-Term Investments (Cost $84,781,571)                   84,781,571
                                                                -------------

 TOTAL INVESTMENTS - 112.4% (Cost $618,812,665)                   611,302,039
                                                                -------------

 Other Assets and Liabilities (net) - (12.4)%                     (67,519,759)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 543,782,280
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $538,180,468              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $538,180,468              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

GOLDMAN SACHS MID CAP VALUE PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $526,520,468
   Repurchase Agreement                                                      11,660,000
   Cash                                                                             970
   Collateral for securities on loan                                         73,121,571
   Receivable for investments sold                                            7,499,715
   Receivable for Trust shares sold                                             248,674
   Dividends receivable                                                         926,146
   Interest receivable                                                              356
                                                                           ------------
       Total assets                                                         619,977,900
                                                                           ------------
LIABILITIES
   Payables for:
       Investments purchased                                                  1,848,893
       Trust shares redeemed                                                    747,140
       Distribution and services fees--Class B                                   36,791
       Collateral for securities on loan                                     73,121,571
       Management fee (Note 3)                                                  335,039
       Administration fee                                                         2,964
       Custodian and accounting fees                                             50,790
   Accrued expenses                                                              52,432
                                                                           ------------
       Total liabilities                                                     76,195,620
                                                                           ------------
NET ASSETS                                                                 $543,782,280
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $539,058,760
   Accumulated net realized gain                                              9,092,179
   Unrealized depreciation on investments                                    (7,510,626)
   Undistributed net investment income                                        3,141,967
                                                                           ------------
       Total                                                               $543,782,280
                                                                           ============
NET ASSETS
   Class A                                                                 $373,744,206
                                                                           ============
   Class B                                                                  170,038,074
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   31,016,472
                                                                           ============
   Class B                                                                   14,130,341
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $      12.05
                                                                           ============
   Class B                                                                        12.03
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities
  Lending                                                                  $534,031,094

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

GOLDMAN SACHS MID CAP VALUE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  5,376,125
   Interest (2)                                                                283,155
                                                                          ------------
       Total investment income                                               5,659,280
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   1,975,855
   Administration fees                                                          18,210
   Custodian and accounting fees                                                13,300
   Distribution and services fees--Class B                                     221,193
   Audit                                                                        18,719
   Legal                                                                        11,203
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        33,831
   Insurance                                                                     3,089
   Other                                                                         5,316
                                                                          ------------
       Total expenses                                                        2,308,673
       Less broker commission recapture                                        (36,577)
                                                                          ------------
   Net expenses                                                              2,272,096
                                                                          ------------
   Net investment income                                                     3,387,184
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on:
       Investments                                                          10,383,502
                                                                          ------------
   Net realized gain on investments                                         10,383,502
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (32,799,694)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (32,799,694)
                                                                          ------------
   Net realized and change in unrealized loss on investments               (22,416,192)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(19,029,008)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $        437
(2)Interest income includes securities lending income of:                      172,422

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

GOLDMAN SACHS MID CAP VALUE PORTFOLIO
                                                                                Year Ended    Year Ended
                                                                               June 30, 2008 December 31,
                                                                                (Unaudited)      2007
                                                                               ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                      $  3,387,184  $  6,213,822
    Net realized gain on investments                                             10,383,502    38,690,730
    Net change in unrealized depreciation on investments                        (32,799,694)  (31,238,656)
                                                                               ------------  ------------
    Net increase (decrease) in net assets resulting from operations             (19,029,008)   13,665,896
                                                                               ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                     (3,729,926)   (2,067,602)
     Class B                                                                     (1,209,963)   (1,022,440)
    From net realized gains
     Class A                                                                    (28,189,463)  (26,702,483)
     Class B                                                                    (13,093,820)  (18,540,137)
                                                                               ------------  ------------
    Net decrease in net assets resulting from distributions                     (46,223,172)  (48,332,662)
                                                                               ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                     29,539,269   119,975,506
     Class B                                                                      9,835,318    59,948,055
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                     31,919,389    28,770,085
     Class B                                                                     14,303,783    19,562,577
    Cost of shares repurchased
     Class A                                                                    (26,718,299)  (23,021,637)
     Class B                                                                    (28,511,959)  (62,498,097)
                                                                               ------------  ------------
    Net increase in net assets from capital share transactions                   30,367,501   142,736,489
                                                                               ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (34,884,679)  108,069,723
    Net assets at beginning of Period                                           578,666,959   470,597,236
                                                                               ------------  ------------
    Net assets at end of Period                                                $543,782,280  $578,666,959
                                                                               ============  ============
    Net assets at end of period includes undistributed net investment income   $  3,141,967  $  4,694,672
                                                                               ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                                CLASS A
GOLDMAN SACHS MID CAP VALUE PORTFOLIO                                       ---------------------------------------------
                                                                            FOR THE PERIOD
                                                                                ENDED      FOR THE YEARS ENDED DECEMBER 31,
                                                                            JUNE 30, 2008  ------------------------------
                                                                             (UNAUDITED)    2007    2006    2005   2004(B)
                                                                            -------------- ------  ------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................     $13.57     $14.43  $12.54  $11.94  $10.00
                                                                                ------     ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)...................................................       0.08       0.18    0.14    0.15    0.09
Net Realized/Unrealized Gain (Loss) on Investments.........................      (0.50)      0.39    1.86    1.38    2.01
                                                                                ------     ------  ------  ------  ------
Total from Investment Operations...........................................      (0.42)      0.57    2.00    1.53    2.10
                                                                                ------     ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................      (0.13)     (0.10)     --   (0.11)  (0.05)
Distributions from Net Realized Capital Gains..............................      (0.97)     (1.33)  (0.11)  (0.82)  (0.11)
                                                                                ------     ------  ------  ------  ------
Total Distributions........................................................      (1.10)     (1.43)  (0.11)  (0.93)  (0.16)
                                                                                ------     ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD.............................................     $12.05     $13.57  $14.43  $12.54  $11.94
                                                                                ======     ======  ======  ======  ======
TOTAL RETURN                                                                     (3.36)%     3.37%  16.02%  12.76%  20.98%
Ratio of Expenses to Average Net Assets After Reimbursement................       0.75 %*    0.75%   0.79%   0.79%   0.97%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates...       0.76 %*    0.77%   0.81%   0.79%   0.98%*
Ratio of Net investment Income to Average Net Assets.......................       1.31 %*    1.27%   1.02%   1.15%   1.19%*
Portfolio Turnover Rate....................................................       46.1 %     83.6%   67.2%   51.4%   40.8%
Net Assets, End of Period (in millions)....................................     $373.7     $383.0  $277.9  $285.0  $126.0

                                                                                                CLASS B
                                                                            ---------------------------------------------
                                                                            FOR THE PERIOD
                                                                                ENDED      FOR THE YEARS ENDED DECEMBER 31,
                                                                            JUNE 30, 2008  ------------------------------
                                                                             (UNAUDITED)    2007    2006    2005   2004(B)
                                                                            -------------- ------  ------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................     $13.53     $14.40  $12.55  $11.95  $10.00
                                                                                ------     ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)...................................................       0.07       0.14    0.11    0.11    0.05
Net Realized/Unrealized Gain (Loss) on Investments.........................      (0.51)      0.39    1.85    1.39    2.04
                                                                                ------     ------  ------  ------  ------
Total from Investment Operations...........................................      (0.44)      0.53    1.96    1.50    2.09
                                                                                ------     ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................      (0.09)     (0.07)     --   (0.08)  (0.03)
Distributions from Net Realized Capital Gains..............................      (0.97)     (1.33)  (0.11)  (0.82)  (0.11)
                                                                                ------     ------  ------  ------  ------
Total Distributions........................................................      (1.06)     (1.40)  (0.11)  (0.90)  (0.14)
                                                                                ------     ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD.............................................     $12.03     $13.53  $14.40  $12.55  $11.95
                                                                                ======     ======  ======  ======  ======
TOTAL RETURN                                                                     (3.51)%     3.10%  15.69%  12.54%  20.85%
Ratio of Expenses to Average Net Assets After Reimbursement................       1.00 %*    1.00%   1.05%   1.03%   1.14%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates...       1.01 %*    1.02%   1.07%   1.03%   1.14%*
Ratio of Net Investment Income to Average Net Assets.......................       1.06 %*    0.97%   0.83%   0.87%   0.71%*
Portfolio Turnover Rate....................................................       46.1 %     83.6%   67.2%   51.4%   40.8%
Net Assets, End of Period (in millions)....................................     $170.0     $195.7  $192.6  $137.1  $104.0

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations 05/01/2004.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Goldman Sachs Mid Cap Value Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

I. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Goldman Sachs Asset Management, L.P., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008      % per annum Average Daily Net Assets
           --------------------  ----------- ------------------------

               $1,975,855           0.75%    First $200 Million

                                    0.70%    Over $200 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                             Maximum Expense Ratio
                             under current Expense
                             Limitation Agreement
                            ---------------------
                            Class A Class B Class E
                            ------- ------- -------

                             0.95%   1.20%   1.10%*

* Class not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


During the period ended June 30, 2008 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

                        Affiliate            Commission
                        ---------            ----------

                        Goldman Sachs & Co.    $1,362

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase
                                                             (Decrease)
             Beginning                                       in Shares     Ending
              Shares      Sales   Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008  28,220,667 2,334,021   2,574,144   (2,112,360)  2,795,805   31,016,472
 12/31/2007  19,264,414 8,536,967   1,992,388   (1,573,102)  8,956,253   28,220,667

 Class B

 06/30/2008  14,463,348   775,609   1,154,462   (2,263,078)   (333,007)  14,130,341
 12/31/2007  13,383,082 4,177,144   1,356,628   (4,453,506)  1,080,266   14,463,348

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------
               $--        $248,882,170        $--        $261,189,386

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------
            $618,812,665 $54,311,946   $(61,822,572)  $(7,510,626)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------
                $77,283,427 $73,121,571 $6,242,596  $79,364,167

* The portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

         Ordinary Income     Long-Term Capital Gain         Total
      ---------------------- ---------------------- ----------------------
         2007        2006       2007        2006       2007        2006
      ----------- ---------- ----------- ---------- ----------- ----------

      $13,138,912 $1,386,275 $35,193,750 $2,687,524 $48,332,662 $4,073,799

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

     $12,285,420   $33,755,281  $23,935,510         $--         $69,976,211

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY HARRIS ASSOCIATES L.P.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE AT-A-GLANCE

For the six months ended June 30, 2008, the Portfolio had a return of (18.66)%, (18.76)% and (18.69)% for Class A, B and E Shares, respectively, versus (10.58)% compared to its benchmark, the MSCI EAFE Index/1/.

PORTFOLIO ACTIVITY

Currently, the portfolio holds 46 securities across a variety of industries. Over the past six months, we initiated and eliminated the following positions:

         POSITIONS ADDED           POSITIONS REMOVED
         ---------------           -----------------
         Canon Inc.                Cadbury PLC (formerly Cadbury
                                   Schweppes PLC)
         Givaudan                  Canadian National Railway Company
         Swatch Group              Chinatrust Financial Holdings
         Toyota Motor Corporation  Compass Group
                                   Giordano
                                   Hannover RE
                                   Koninklijke Philips Electronics NV
                                   Lotte Chilsung
                                   Uni-Charm Corporation
                                   Vivendi SA

IMPACT ON PERFORMANCE

Chinatrust, Canon, and Samsung Electronics had the most positive impact on performance during the period. Chinatrust, one of Taiwan's largest banks and the owner of Taiwan's largest credit-card issuer, was the largest contributor for the first six months of 2008, returning 22%. Chinatrust's price rebounded off its fourth quarter 2007 lows on news that it returned to a profit during that quarter due to an increase in fee income and a decrease in loss provisions. Additionally, the Taiwanese market as a whole benefitted from news that the opposition party to President Chen was elected to a majority of the parliamentary seats. The opposition party supports closer ties with China, which investors believe will boost the economy. We sold our entire position of Chinatrust during the first quarter.

Japan-based electronics firm Canon reported good overall first quarter results and strong sales numbers, especially in its business machines segment. The firm is experiencing sales growth for color copiers and color printers as businesses are trending away from monochrome toward color output.

Rounding out the top three contributors was Samsung Electronics Co., a Korean manufacturer of consumer and industrial electronics equipment and products. While the semi-conductor market remains weak due to poor pricing conditions and oversupply, Samsung's LCD and handset businesses have performed very well.

UBS, Rohm, and Gestevision Telecinco had the most negative impact on performance during the period. Global financial firm UBS continues to be hurt by the credit crisis upheaval. Skepticism in the market about whether or not the situation is nearing an end and if there will be additional credit-related write-offs has weighed on the stock. We continue to believe that this firm represents a good investment opportunity.

Another top detractor from performance was Rohm Co., a Japanese semiconductor manufacturer, declining 33% for the semi-annual period. Rohm's shares were dragged down by disappointing sales numbers and larger than expected seasonal slowdown. Additionally, an industry-wide weakness for semiconductor-related stocks continued during the quarter.

Gestevision Telecinco, a leading Spanish media company that operates the country's most watched TV channel, Telecinco, lost considerable value (-46%) over the past six months. This decline is primarily due to concerns over the slowing economy and the subsequent drop in advertising spending. Additionally, Vocento (that owns a stake in the company and operates about 50 regional stations under the Punto TV trademark) had to reduce its ownership stake in Telecinco due to media ownership laws in Spain, and this news also weighed on the company's stock. Not even the positive news that the government is scaling back its own advertising time on its channels, which should free up money to spend on other channels, helped to pacify market uneasiness. It is important to note that, although the advertising market is headed for decline, Telecinco's management team has a proven history of effectively cutting costs when needed to offset lower sales. Though this fact seems to have eluded the general market, we believe Telecinco's management will steer the company through these turbulent times.

MARKETS AND INVESTMENT CLIMATE

The first six months of 2008 saw a continuation of extreme duress in global financial markets as well as continued underperformance of our Portfolio. Though it is not pretty to experience, we believe that the volatility in the financial markets does not reflect the medium and long-term prospects of the companies in which our Portfolios are invested. This disconnect exists as investors are obsessed with the current condition of credit, housing and energy markets and are ignoring basics such as valuation and long-term business prospects.

FACTORS DRIVING SHORT-TERM UNDERPERFORMANCE: OIL, THE FINANCIAL CRISIS & JAPAN

During the past year, oil prices have moved from just over $60 per barrel to over $130 per barrel. Even at the $60 mark, the price of oil doubled from where it was in 2003! At the same time, there has also been a clear and well-documented move from financial and consumer-oriented

--------
/1/ The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY HARRIS ASSOCIATES L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


stocks into energy and resources stocks, which has produced a dichotomous market. It is our belief that the recent run-up in the price of oil is more a result of speculation than it is of fundamentals. When oil supply and demand is analyzed, one discovers that energy demand is now falling in most places outside of the emerging markets and that producers are responding to higher prices by aggressively trying to expand supply. We believe that, as always, the fundamentals will ultimately win. At current stock prices, we believe that the majority of the stocks in this area are dramatically overvalued and we expect prices to fall as the dynamics of supply and demand work.

Declining stock prices in selected financial and consumer-oriented companies hurt our performance over the past 12 months. We have since increased some of our holdings in those areas and view the current crisis, like every one before it, as temporary. We feel that both sectors offer a number of high quality franchises that are selling at bargain prices because of economic conditions that, in all likelihood, will improve over the next few years.

Since the inception of our International strategy in 1992 we have maintained only a small exposure to Japanese equities. Over the past 12 months, however, our Japanese weighting has increased. Why are we more enthused than ever about Japanese stocks? Because a significant value proposition has emerged. Not only are these equities selling at very low valuation levels (over 50% of the Nikkei is selling below book value), but Japanese management teams are finally waking up, becoming more focused on delivering better returns and on improving capital allocation. So, although price/book values are falling, return on equities
(ROEs) are rising. Again, we believe our patience and discipline in this geographic sector will be rewarded.

PORTFOLIO OUTLOOK

While performance this last quarter and over the past 12 months has been discouraging, we write to you today with enthusiasm about our current positioning and extreme optimism about the prospects for attractive future returns. Our optimism stems from an understanding of what has caused this underperformance and from our recognition that this market provides the unique opportunity to buy high quality companies at low prices, which is the key to successful value investing.

DAVID G. HERRO, CFA
Partner and Chief Investment Officer, International Equity
ROBERT A. TAYLOR, CFA
Partner, Director of International Research and Portfolio Manager
HARRIS ASSOCIATES L.P.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                    Percent of
                 Description                        Net Assets
                 ---------------------------------------------
                 Credit Suisse Group                  5.25%
                 ---------------------------------------------
                 GlaxoSmithKline Plc                  4.31%
                 ---------------------------------------------
                 Nomura Holdings, Inc.                3.86%
                 ---------------------------------------------
                 Novartis AG                          3.68%
                 ---------------------------------------------
                 OMRON Corp.                          3.58%
                 ---------------------------------------------
                 Adecco S.A.                          3.54%
                 ---------------------------------------------
                 SAP AG                               3.53%
                 ---------------------------------------------
                 Bayerische Motoren Werke (BMW) AG    3.37%
                 ---------------------------------------------
                 Publicis Groupe                      3.33%
                 ---------------------------------------------
                 UBS AG                               2.97%
                 ---------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

United Kingdom                 21.0%
Switzerland                    22.6%
Japan                          18.5%
Germany                        11.5%
France                         11.0%
Ireland                         5.2%
Italy                           2.7%
Spain                           2.2%
South Korea                     2.0%
Netherlands                     2.0%
Mexico                          1.1%
Israel                          0.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY HARRIS ASSOCIATES L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


               HARRIS OAKMARK INTERNATIONAL PORTFOLIO MANAGED BY
               HARRIS ASSOCIATES L.P. VS. MSCI EAFE(R) INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                     Harris Oakmark
                  International Portfolio         MSCI EAFE/(R)/ Index/1/
                  -----------------------        -----------------------
  10/09/2001             $10,000                           $10,000
  12/31/2001              10,970                            10,698
  12/31/2002               8,986                             9,023
  12/31/2003              12,128                            12,557
  12/31/2004              14,616                            15,156
  12/31/2005              16,698                            17,281
  12/31/2006              21,515                            21,923
  12/31/2007              21,274                            24,472
  06/30/2008              17,283                            21,883


    -----------------------------------------------------------
                             Average Annual Return/2/
                          (for the period ended 6/30/08)
    -----------------------------------------------------------
                                                      Since
                    6 Months 1 Year  3 Year 5 Year Inception/3/
    -----------------------------------------------------------
    Harris Oakmark
    International
    Portfolio--
    Class A         -18.66%  -25.39%  5.37% 12.18%    7.57%
--  Class B         -18.76%  -25.59%  5.11% 11.89%    8.47%
    Class E         -18.69%  -25.51%  5.23% 12.02%    7.88%
    -----------------------------------------------------------
    MSCI EAFE(R)
- - Index/1/        -10.58%  -10.15% 13.34% 17.16%    8.84%
    -----------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/01/02. Index returns are based on an inception date of 10/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.


--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
HARRIS OAKMARK INTERNATIONAL PORTFOLIO       ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  813.40       $3.70
  Hypothetical (5% return before expenses)      1,000.00      1,020.79        4.12
-------------------------------------------  ------------- ------------- --------------
  Class B
  Actual                                       $1,000.00     $  812.40       $4.87
  Hypothetical (5% return before expenses)      1,000.00      1,019.49        5.42
-------------------------------------------  ------------- ------------- --------------
  Class E
  Actual                                       $1,000.00     $  813.10       $4.42
  Hypothetical (5% return before expenses)      1,000.00      1,019.99        4.92
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.82%, 1.08%, and 0.98% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ---------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ---------------------------------------------------------------------------

  COMMON STOCKS - 97.3%
  FRANCE - 10.7%
  BNP Paribas(a)....................................   478,000 $   42,831,866
  LVMH Moet Hennessy Louis Vuitton S.A.(a)..........   351,600     36,650,114
  Neopost S.A.(a)...................................    70,100      7,404,425
  Publicis Groupe(a)................................ 1,859,800     60,031,167
  Societe Television Francaise 1(a)................. 2,801,900     46,568,522
                                                               --------------
                                                                  193,486,094
                                                               --------------
  GERMANY - 11.1%
  Allianz SE........................................   216,500     38,047,503
  Bayerische Motoren Werke (BMW) AG................. 1,265,200     60,726,028
  DaimlerChrysler AG................................   623,400     38,487,092
  SAP AG(a)......................................... 1,218,700     63,716,066
                                                               --------------
                                                                  200,976,689
                                                               --------------
  IRELAND - 5.1%
  Bank of Ireland(a)................................ 4,782,600     41,652,591
  Experian Group, Ltd............................... 6,827,400     50,428,037
                                                               --------------
                                                                   92,080,628
                                                               --------------
  ISRAEL - 0.2%
  Orbotech, Ltd*(a).................................   265,000      3,529,800
                                                               --------------
  ITALY - 2.6%
  Bulgari S.p.A.(a).................................   737,000      7,418,898
  Luxottica Group S.p.A.(a)......................... 1,697,800     39,694,449
                                                               --------------
                                                                   47,113,347
                                                               --------------
  JAPAN - 18.0%
  Canon, Inc........................................   379,600     19,457,393
  Daiwa Securities Group, Inc....................... 5,277,000     48,290,649
  Honda Motor Co., Ltd.(a).......................... 1,158,500     39,414,189
  Meitec Corp.(a)...................................   432,800     12,250,796
  Nomura Holdings, Inc.............................. 4,712,400     69,610,149
  OMRON Corp........................................ 2,992,000     64,587,080
  Rohm Co., Ltd.....................................   918,100     52,678,703
  Toyota Motor Corp.................................   376,000     17,685,400
                                                               --------------
                                                                  323,974,359
                                                               --------------
  MEXICO - 1.1%
  Grupo Televisa S.A. (ADR)(a)......................   814,900     19,247,938
                                                               --------------
  NETHERLANDS - 1.9%
  ASML Holding N.V.................................. 1,381,800     33,659,240
                                                               --------------
  SOUTH KOREA - 1.9%
  Kookmin Bank......................................   160,370      9,405,862
  Samsung Electronics Co., Ltd......................    43,200     25,855,988
                                                               --------------
                                                                   35,261,850
                                                               --------------
  SPAIN - 2.2%
  Gestevision Telecinco S.A.(a)..................... 3,090,900     39,315,064
                                                               --------------
  SWITZERLAND - 22.0%
  Adecco S.A.(a).................................... 1,293,900     63,881,057
  Compagnie Financiere Richemont S.A................   899,100     49,708,856
  Credit Suisse Group............................... 2,084,300     94,679,372

-------------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------

SWITZERLAND - CONTINUED
Geberit AG........................................      185,116 $   27,142,900
Givaudan S.A......................................       16,000     14,265,906
Novartis AG.......................................    1,207,800     66,306,196
Swatch Group AG(a)................................      109,600     27,188,256
UBS AG*...........................................    2,585,447     53,512,180
                                                                --------------
                                                                   396,684,723
                                                                --------------
UNITED KINGDOM - 20.5%
Barclays Plc......................................    5,677,300     32,848,936
British Sky Broadcasting Group Plc................    3,908,800     36,683,408
Diageo Plc........................................      769,600     14,126,951
G4S Plc...........................................    3,413,200     13,741,905
GlaxoSmithKline Plc...............................    3,518,400     77,715,501
HSBC Holdings Plc.................................    2,145,700     33,064,781
Johnston Press Plc(a).............................   12,627,600     13,052,830
Lloyds TSB Group Plc..............................    7,268,100     44,517,315
Schroders Plc.....................................    2,601,602     47,001,748
Signet Group Plc(a)...............................   51,251,200     50,686,284
Trinity Mirror Plc(a).............................    2,560,700      5,546,197
                                                                --------------
                                                                   368,985,856
                                                                --------------
Total Common Stocks (Cost $2,204,988,383)                        1,754,315,588
                                                                --------------

SHORT-TERM INVESTMENTS - 10.7%
State Street Bank & Trust Co., Repurchase
  Agreement dated 06/30/08 at 1.100% to be
  repurchased at $44,300,354 on 07/01/08
  collateralized by $42,830,000 U.S. Treasury
  Bond at 5.000% due 07/15/14 with a value of
  $45,185,650..................................... $ 44,299,000     44,299,000
State Street Navigator Securities Lending Prime
  Portfolio(b)....................................  147,298,038    147,298,038
                                                                --------------
Total Short-Term Investments
(Cost $191,597,038)                                                191,597,038
                                                                --------------

TOTAL INVESTMENTS - 108.0% (Cost $2,396,585,421)                 1,945,912,626
                                                                --------------

Other Assets and Liabilities (net) - (8.0)%                       (143,325,602)
                                                                --------------

TOTAL NET ASSETS - 100.0%                                       $1,802,587,024
                                                                ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION 6/30/08

                                                    VALUE    PERCENT OF
        INDUSTRY                                    (000)    NET ASSETS
        ---------------------------------------------------------------
        Automobiles                               $  156,314    8.7%
        Beverages                                     14,127    0.8%
        Building Products                             27,143    1.5%
        Capital Markets                              313,094   17.4%
        Chemicals                                     14,266    0.8%
        Commercial Banks                             204,321   11.3%
        Commercial Services & Supplies               140,302    7.8%
        Electronic Equipment & Instruments            68,117    3.8%
        Insurance                                     38,047    2.1%
        Media                                        220,445   12.2%
        Office Electronics                            26,862    1.5%
        Pharmaceuticals                              144,022    8.0%
        Semiconductors & Semiconductor Equipment     112,194    6.2%
        Software                                      63,716    3.5%
        Specialty Retail                              50,686    2.8%
        Textiles, Apparel & Luxury Goods             160,660    8.9%
                                                  ----------   -----
        TOTAL                                     $1,754,316   97.3%
                                                  ==========   =====

                       See notes to financial statements

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $   67,076,738  $          0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   1,731,537,850   (14,684,642)
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0             0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,798,614,588  $(14,684,642)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

HARRIS OAKMARK INTERNATIONAL PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $1,754,315,588
   Repurchase Agreement                                                        44,299,000
   Cash                                                                               517
   Cash denominated in foreign currencies**                                     1,659,901
   Collateral for securities on loan                                          147,298,038
   Receivable for investments sold                                             12,557,917
   Receivable for Trust shares sold                                             1,441,385
   Dividends receivable                                                         9,380,520
   Interest receivable                                                              1,354
                                                                           --------------
       Total assets                                                         1,970,954,220
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                    1,627,913
       Trust shares redeemed                                                    2,459,573
       Unrealized depreciation on forward currency contracts (Note 8)          14,684,642
       Distribution and services fees--Class B                                    141,255
       Distribution and services fees--Class E                                     17,491
       Collateral for securities on loan                                      147,298,038
       Management fee (Note 3)                                                  1,234,697
       Administration fee                                                           9,948
       Custodian and accounting fees                                              819,123
   Accrued expenses                                                                74,516
                                                                           --------------
       Total liabilities                                                      168,367,196
                                                                           --------------
NET ASSETS                                                                 $1,802,587,024
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $2,244,835,206
   Accumulated net realized loss                                              (15,224,849)
   Unrealized depreciation on investments and foreign currency               (465,266,675)
   Undistributed net investment income                                         38,243,342
                                                                           --------------
       Total                                                               $1,802,587,024
                                                                           ==============
NET ASSETS
   Class A                                                                 $1,028,624,945
                                                                           ==============
   Class B                                                                    641,576,382
                                                                           ==============
   Class E                                                                    132,385,697
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     87,471,293
                                                                           ==============
   Class B                                                                     55,117,682
                                                                           ==============
   Class E                                                                     11,338,068
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        11.76
                                                                           ==============
   Class B                                                                          11.64
                                                                           ==============
   Class E                                                                          11.68
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreements and Securities
  Lending                                                                  $2,204,988,383
**Cost of cash denominated in foreign currencies                                1,655,995

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

HARRIS OAKMARK INTERNATIONAL PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                                                        $  56,783,301
    Interest (2)                                                                                             2,603,003
                                                                                                         -------------
       Total investment income                                                                              59,386,304
                                                                                                         -------------
EXPENSES
    Management fee (Note 3)                                                                                  8,476,402
    Administration fees                                                                                         67,245
    Custodian and accounting fees                                                                              312,760
    Distribution and services fees--Class B                                                                    917,659
    Distribution and services fees--Class E                                                                    119,248
    Audit                                                                                                       21,652
    Legal                                                                                                       10,687
    Trustee fees and expenses                                                                                    7,957
    Shareholder reporting                                                                                      109,262
    Insurance                                                                                                   13,777
    Other                                                                                                        8,410
                                                                                                         -------------
       Total expenses                                                                                       10,065,059
                                                                                                         -------------
    Net investment income                                                                                   49,321,245
                                                                                                         -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURE CONTRACTS AND FOREIGN CURRENCY
    Net realized gain (loss) on:
       Investments                                                                                             409,250
       Futures contracts                                                                                     3,423,336
       Foreign currency                                                                                    (14,992,384)
                                                                                                         -------------
    Net realized loss on investments, future contracts and foreign currency                                (11,159,798)
                                                                                                         -------------
    Net change in unrealized depreciation on:
       Investments                                                                                        (440,398,796)
       Foreign currency                                                                                    (25,568,957)
                                                                                                         -------------
    Net change in unrealized depreciation on investments and foreign currency                             (465,967,753)
                                                                                                         -------------
    Net realized and change in unrealized loss on investments, futures contracts and foreign currency     (477,127,551)
                                                                                                         -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $(427,806,306)
                                                                                                         =============

-----------------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                                               $   5,422,920
(2)Interest income includes securities lending income of:                                                    2,161,141

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

HARRIS OAKMARK INTERNATIONAL PORTFOLIO
                                                                                       Period Ended     Year Ended
                                                                                       June 30, 2008   December 31,
                                                                                        (Unaudited)        2007
                                                                                      --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                                                             $   49,321,245  $   41,069,919
    Net realized gain (loss) on investments, futures contracts and foreign currency      (11,159,798)    338,708,821
    Net change in unrealized depreciation on investments and foreign currency           (465,967,753)   (419,224,984)
                                                                                      --------------  --------------
    Net decrease in net assets resulting from operations                                (427,806,306)    (39,446,244)
                                                                                      --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                             (24,588,124)    (10,882,030)
     Class B                                                                             (10,662,017)     (7,321,076)
     Class E                                                                              (2,405,114)     (2,080,072)
    From net realized gains
     Class A                                                                            (210,513,151)    (93,372,055)
     Class B                                                                            (111,016,014)    (73,417,491)
     Class E                                                                             (23,620,917)    (19,394,021)
                                                                                      --------------  --------------
    Net decrease in net assets resulting from distributions                             (382,805,337)   (206,466,745)
                                                                                      --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                             155,981,363     609,810,201
     Class B                                                                              41,034,633     255,234,764
     Class E                                                                               6,056,928      72,676,683
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                             235,101,275     104,254,085
     Class B                                                                             121,678,031      80,738,567
     Class E                                                                              26,026,031      21,474,093
    Cost of shares repurchased
     Class A                                                                            (345,864,349)   (163,108,829)
     Class B                                                                            (107,605,720)   (236,402,539)
     Class E                                                                             (38,916,361)    (93,311,173)
                                                                                      --------------  --------------
    Net increase in net assets from capital share transactions                            93,491,831     651,365,852
                                                                                      --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 (717,119,812)    405,452,863
    Net assets at beginning of period                                                  2,519,706,836   2,114,253,973
                                                                                      --------------  --------------
    Net assets at end of period                                                       $1,802,587,024  $2,519,706,836
                                                                                      ==============  ==============
    Net assets at end of period includes undistributed net investment income          $   38,243,342  $   26,577,352
                                                                                      ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                               CLASS A
HARRIS OAKMARK INTERNATIONAL PORTFOLIO             ------------------------------------------------------------
                                                      FOR THE
                                                   PERIOD ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008 ----------------------------------------------
                                                    (UNAUDITED)     2007      2006     2005      2004       2003
                                                   ------------- --------   --------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............   $  17.27    $  19.03   $  16.23  $14.36  $11.89     $ 8.89
                                                     --------    --------   --------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................       0.34        0.33       0.31    0.21    0.04       0.08
Net Realized/Unrealized Gain (Loss) on Investments      (3.21)      (0.35)      4.20    1.87    2.43       3.06
                                                     --------    --------   --------  ------  ------     ------
Total from Investment Operations..................      (2.87)      (0.02)      4.51    2.08    2.47       3.14
                                                     --------    --------   --------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.28)      (0.18)     (0.49)  (0.02)  (0.00)+    (0.11)
Distributions from Net Realized Capital Gains.....      (2.36)      (1.56)     (1.22)  (0.19)     --      (0.03)
                                                     --------    --------   --------  ------  ------     ------
Total Distributions...............................      (2.64)      (1.74)     (1.71)  (0.21)  (0.00)+    (0.14)
                                                     --------    --------   --------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD....................   $  11.76    $  17.27   $  19.03  $16.23  $14.36     $11.89
                                                     ========    ========   ========  ======  ======     ======
TOTAL RETURN                                           (18.66)%     (0.86)%    29.20%  14.48%  20.80%     35.36%
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       0.82 %*     0.86 %     0.97%   0.94%   1.04%      1.16%
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................        N/A         N/A        N/A     N/A     N/A       1.15%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.82 %*     0.86 %     0.98%   0.96%   1.03%(b)   1.21%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................       4.58 %*     1.76 %     1.77%   1.37%   0.32%      0.80%
Portfolio Turnover Rate...........................       20.3 %      49.6 %     45.9%   11.5%   11.3%      22.1%
Net Assets, End of Period (in millions)...........   $1,028.6    $1,458.3   $1,037.0  $644.5  $276.4     $  8.4

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                              CLASS B
HARRIS OAKMARK INTERNATIONAL PORTFOLIO             ---------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ------------------------------------------
                                                    (UNAUDITED)     2007    2006    2005      2004       2003
                                                   -------------- ------   ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 17.09     $18.87   $16.11  $14.27  $11.84     $ 8.87
                                                      -------     ------   ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................       0.32       0.30     0.26    0.17    0.16       0.02
Net Realized/Unrealized Gain (Loss) on Investments      (3.18)     (0.36)    4.17    1.86    2.27       3.08
                                                      -------     ------   ------  ------  ------     ------
Total from Investment Operations..................      (2.86)     (0.06)    4.43    2.03    2.43       3.10
                                                      -------     ------   ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.23)     (0.16)   (0.45)     --      --      (0.10)
Distributions from Net Realized Capital Gains.....      (2.36)     (1.56)   (1.22)  (0.19)     --      (0.03)
                                                      -------     ------   ------  ------  ------     ------
Total Distributions...............................      (2.59)     (1.72)   (1.67)  (0.19)     --      (0.13)
                                                      -------     ------   ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD....................    $ 11.64     $17.09   $18.87  $16.11  $14.27     $11.84
                                                      =======     ======   ======  ======  ======     ======
TOTAL RETURN                                           (18.76)%    (1.12)%  28.85%  14.24%  20.52%     34.96%
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       1.08 %*    1.10 %   1.22%   1.19%   1.23%      1.43%
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................        N/A        N/A      N/A     N/A     N/A       1.43%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       1.08 %*    1.10 %   1.23%   1.20%   1.22%(b)   1.33%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................       4.40 %*    1.60 %   1.49%   1.11%   1.27%      0.17%
Portfolio Turnover Rate...........................       20.3 %     49.6 %   45.9%   11.5%   11.3%      22.1%
Net Assets, End of Period (in millions)...........    $ 641.6     $862.6   $856.2  $554.3  $483.9     $288.0

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                              CLASS E
HARRIS OAKMARK INTERNATIONAL PORTFOLIO             ---------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ------------------------------------------
                                                    (UNAUDITED)     2007    2006    2005      2004       2003
                                                   -------------- ------   ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 17.14     $18.91   $16.14  $14.30  $11.85     $ 8.87
                                                      -------     ------   ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................       0.32       0.33     0.27    0.19    0.17       0.03
Net Realized/Unrealized Gain (Loss) on Investments      (3.18)     (0.37)    4.18    1.85    2.28       3.08
                                                      -------     ------   ------  ------  ------     ------
Total from Investment Operations..................      (2.86)     (0.04)    4.45    2.04    2.45       3.11
                                                      -------     ------   ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.24)     (0.17)   (0.46)  (0.01)  (0.00)+    (0.10)
Distributions from Net Realized Capital Gains.....      (2.36)     (1.56)   (1.22)  (0.19)     --      (0.03)
                                                      -------     ------   ------  ------  ------     ------
Total Distributions...............................      (2.60)     (1.73)   (1.68)  (0.20)  (0.00)+    (0.13)
                                                      -------     ------   ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD....................    $ 11.68     $17.14   $18.91  $16.14  $14.30     $11.85
                                                      =======     ======   ======  ======  ======     ======
TOTAL RETURN                                           (18.69)%    (1.00)%  28.98%  14.27%  20.69%     35.14%
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       0.98 %*    1.00 %   1.13%   1.09%   1.14%      1.33%
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................        N/A        N/A      N/A     N/A     N/A       1.33%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.98 %*    1.00 %   1.13%   1.10%   1.12%(b)   1.24%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................       4.41 %*    1.75 %   1.54%   1.25%   1.31%      0.24%
Portfolio Turnover Rate...........................       20.3 %     49.6 %   45.9%   11.5%   11.3%      22.1%
Net Assets, End of Period (in millions)...........    $ 132.4     $198.8   $221.0  $130.4  $ 75.5     $ 23.6

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Harris Oakmark International Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C shares are not currently offered by the portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2011
                             ---------- ----------

                             $4,044,771 $4,044,771

Harris Oakmark International Portfolio acquired losses of $17,613,489 in the merger with TST-Mondrian International Stock Portfolio on May 1, 2006 which are subject to an annual limitation of $8,141,231.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Harris Associates L.P., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

               $8,476,402         0.85%    First $100 Million

                                  0.80%    $100 Million to $1 Billion

                                  0.75%    Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.10%                 1.35%                 1.25%

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Soles    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  84,463,465 10,207,364  17,337,852   (24,537,388)   3,007,828  87,471,293
 12/31/2007  54,506,280 33,183,649   5,519,009    (8,745,473)  29,957,185  84,463,465

 Class B

 06/30/2008  50,482,950  2,821,936   9,060,166    (7,247,370)   4,634,732  55,117,682
 12/31/2007  45,384,721 13,713,641   4,310,655   (12,926,067)   5,098,229  50,482,950

 Class E

 06/30/2008  11,598,308    430,553   1,932,148    (2,622,941)    (260,240) 11,338,068
 12/31/2007  11,689,149  3,860,340   1,144,065    (5,095,246)     (90,841) 11,598,308

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $432,258,542        $--        $700,083,149

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $2,396,585,421 $14,827,016  $(465,499,811) $(450,672,795)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $164,905,749 $147,296,038 $26,081,430 $173,377,468

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

      Ordinary Income      Long-Term Capital Gain             Total
  ----------------------- ------------------------- -------------------------
     2007        2006         2007         2006         2007         2006
  ----------- ----------- ------------ ------------ ------------ ------------

  $54,241,042 $49,591,310 $152,225,703 $104,791,381 $206,466,745 $154,382,691

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards    Total
   ------------- ------------- ------------  ------------------ ------------

    $77,794,155  $305,011,063  $(10,396,985)    $(4,044,771)    $368,363,461

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Sell:

                                                                  Net Unrealized
                                         Value at     In exchange  Appreciation
Settlement Date  Contracts to Deliver  June 30, 2008  for U.S. $  (Depreciation)
---------------  -------------------- --------------- ----------- --------------

  8/29/2008           58,800,000      CHF  57,657,671  55,204,529  $ (2,453,142)

  12/9/2008           42,380,000      CHF  41,590,477  40,766,463      (824,014)

  3/19/2009           41,200,000      CHF  40,458,767  41,579,202     1,120,435

  4/20/2009           12,200,000      CHF  11,982,970  12,207,935       224,965

  5/11/2009           84,400,000      CHF  82,910,419  79,842,585    (3,067,834)

  4/26/2009           67,220,000      CHF  66,040,367  65,224,774      (815,593)

  2/27/2009           86,600,000      EUR 134,711,764 128,808,840 $  (5,902,924)

  3/31/2009           94,500,000      EUR 146,762,185 146,242,530      (519,655)

  4/20/2009           44,300,000      EUR  68,734,468  69,431,390       696,922

  5/26/2009           33,300,000      EUR  51,579,289  51,428,520      (150,769)

  7/8/2008            41,600,000      GBP  82,760,613  81,910,400      (850,213)

  7/22/2008           31,500,000      GBP  62,597,863  61,598,250      (999,613)

  4/6/2009            13,700,000      GBP  26,702,127  26,425,930      (276,197)

  4/21/2009           67,000,000      GBP 130,451,710 129,584,700      (867,010)
                                                                  -------------
                                                                  $ (14,684,642)
                                                                  =============

CHF - Swiss Franc
EUR - Euro Dollar
GBP - British Pound

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
JANUS FORTY PORTFOLIO                              FOR THE PERIOD ENDED 6/30/08
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

For the six months ended June 30, 2008, the Portfolio has a return of 2.07%, 1.95% and 1.99% for Class A, B and E Shares, respectively, versus (11.91)%, (9.37)% and (9.06)% for its benchmarks, the S&P 500(R) Index/1/, the Russell 2000(R) Index/2/ and the Russell 1000(R) Growth Index/3/, respectively.

Strong stock selection across a number of sectors drove Portfolio outperformance during the period, with holdings in the materials, health care and information technology sectors leading the way. Stock selection within energy was positive, but offset some by an underweight to the group. In terms of detractors, no exposure to utilities weighed on relative returns, as did weak performing selections in consumer discretionary.

TOP CONTRIBUTORS INCLUDED MATERIALS AND HEALTH CARE HOLDINGS

Looking more closely at materials, Potash Corp. was among the top individual contributors. A large global need to improve crop yields has led to strong industry pricing trends for key ingredients used in fertilizer. We remain comforted by the fact that new supply has continued to be delayed, which suggests demand may continue to outweigh supply.

As the period unfolded, the market began to recognize Celgene's competitive position was not weakened as initially suspected. While we reduced our Celgene position during the period to accurately reflect our view of its volatility profile, we believe in the long-term growth potential from new applications for its key drug Revlimid, increased global distribution and other pipeline drugs.

Other holdings that made a positive contribution to performance included energy company Hess Corp., whose exploration/discovery capabilities have enabled the company to capture large new discoveries. Specifically, Hess's ultra-deep pre-salt layer discovery in the Tupi oil field off the coast of Brazil has the potential to equal its current reserves.

Gilead Sciences was also a top performer, aided by studies which showed that the efficacy of a competing drug might not be as robust as initially expected, thereby suggesting the potential for market share gains for Gilead's drug. We continue to like the company's pipeline of drugs.

DETRACTORS INCLUDED SELECT FINANCIALS HOLDINGS

On the downside, holdings within the financials sector detracted from performance during the period, specifically, Lehman Brothers Holdings and National Financial Partners. For Lehman, we believe the market wrongly assigned a high probability of bankruptcy to the company and put extreme pressure on the stock during the first half of the year. Our analysis of Lehman's liquidity has given us confidence that the company should weather the credit storm as it de-levers its balance sheet. Looking ahead, we believe Lehman will remain a leading global investment bank and that long-term demand for sophisticated financial services will likely remain strong. While we believe Lehman can continue to earn an attractive return on equity against this backdrop, we recognize the liquidity risks and will continue to monitor the situation closely.

Apple, Inc. was weak early in the period only to recover much of its losses by the end of June. Our thesis on Apple remains centered on the attractiveness of its closed loop of integration between software and hardware, which has proven to be a superior business model. Furthermore, the iPhone has been able to extend Apple's software expertise to mobile data devices and Apple has had success growing its addressable market through the launch of new products and building out its retail stores.

Internet company Google was one of the largest detractors from performance as well. The stock has been susceptible to concern about slowing economic growth, which, along with its high multiple, has weighed on the stock. In fact, Google was down nearly 35%, before rebounding sharply in mid-April following better-than-expected first quarter results. We still feel the business outlook is strong and the company has not been given credit for future growth potential in display ads and mobile advertising. In addition, we believe Google has less economic sensitivity versus other technology stocks and its growth outlook is more secular, as it has the potential to take additional market share as a search engine in Europe.

Boyd Gaming Corp. was also weak in the period, as many gaming and leisure stocks traded lower on weakening consumer trends. We believe the stock has been trading below the value of its assets, particularly when considering the undeveloped land earmarked for the massive Echelon Las Vegas project.

MARKET ENVIRONMENT/CONDITIONS

Continued turmoil in the credit markets, recession fears and concerns that inflation may be accelerating set the tone for equity markets during the first six months of 2008. In the U.S., stock prices opened the period on a volatile and weak note as the problems in the credit markets, which began in 2007, reached an apex early in the year, prompting a series of aggressive moves by the Federal Reserve (Fed) that included an unprecedented inter-meeting 75-basis point emergency interest rate cut.

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 2000(R) Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $1.125 billion; the median market capitalization was approximately $520 million. The largest company in the index had a market capitalization of $2.751 billion. The index does not include fees or expenses and is not available for direct investment.

/3/ The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JANUS FORTY PORTFOLIO                              FOR THE PERIOD ENDED 6/30/08
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



Stock prices rebounded from the March lows into May, but suffered from renewed recession fears, surging oil prices and rising inflation expectations late in the period. A mixed corporate earnings picture at best, more write-downs among financials and a weak dollar also provided a negative backdrop. Adding to the complexity of the environment, the Fed held its target interest rate steady at its June meeting, which represented a change in its risk assessment from downside economic growth, to no assessment, to finally inflation risk. Interest rates reversed course after declining during the first half of the period, finishing well off of the lows amid rising inflation and growing expectations of a possible Fed interest rate hike before the end of the year.

Elsewhere, the broad equity market finished near its lowest level since August 2006. Smaller capitalization stocks fared better than large-cap stocks, while growth dominated value oriented names. Financials were by far the weakest performing group as more write-downs related to mortgage-backed securities were feared or announced. Meanwhile, energy and materials gained during the period with defensive sectors like utilities and consumer staples outperforming. As the period came to a close, continued weakness in housing, soft labor markets, slowing manufacturing activity and relatively tight credit conditions were just some of the headwinds facing the U.S. economy.

INVESTMENT STRATEGY AND OUTLOOK

Looking forward, we will continue to focus on individual company fundamentals and build the Portfolio stock by stock. That said, the macroeconomic environment influences the fundamentals of every company we own and analyze. We believe the U.S. economy is already in a recession. The stock market anticipated this recession in late 2007, cutting the value of many economically sensitive stocks by 30% or more. In our view, the cumulative weight of evidence of a U.S. slowdown early in the year caused investors around the globe to discount the possibility that the deceleration could be severe and would drag down growth rates globally. We believe this global panic has created some exciting buying opportunities for those of us focused on long-term company fundamentals. We are excited about the growth prospects of the companies we own.

RON SACHS
Portfolio Manager
JANUS CAPITAL MANAGEMENT LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                     Percent of
                 Description                         Net Assets
                 ----------------------------------------------
                 Apple, Inc.                           9.75%
                 ----------------------------------------------
                 Research in Motion, Ltd.              7.36%
                 ----------------------------------------------
                 Potash Corp. of Saskatchewan, Inc.    7.36%
                 ----------------------------------------------
                 Celgene Corp.                         6.43%
                 ----------------------------------------------
                 Gilead Sciences, Inc.                 5.88%
                 ----------------------------------------------
                 Hess Corp                             5.52%
                 ----------------------------------------------
                 ABB Limited                           4.86%
                 ----------------------------------------------
                 Companhia Vale do Rio Doce (Vale)     4.23%
                 ----------------------------------------------
                 Google, Inc.--Class A                 3.75%
                 ----------------------------------------------
                 Monsanto Co.                          3.64%
                 ----------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                   [CHART]

Technology                            22.1%
Non-Cyclical                          20.9%
Basic Materials                       17.3%
Energy                                12.0%
Communications                         8.5%
Industrials                            7.3%
Financials                             6.5%
Cyclical                               5.4%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JANUS FORTY PORTFOLIO                              FOR THE PERIOD ENDED 6/30/08
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                       JANUS FORTY PORTFOLIO MANAGED BY
 JANUS CAPITAL MANAGEMENT LLC VS. S&P 500(R) INDEX/1/, RUSSELL 1000(R) GROWTH
                    INDEX/2/, AND RUSSELL 2000(R) INDEX/3/
                           Growth Based on $10,000+

                                      [CHART]

               Janus Forty  S&P 500/(R)/    Russell 1000/(R)/     Russell
                Portfolio    Index/1/      Growth Index/2/    2000/(R)/ Index/3/
                --------    ----------      ---------------   ----------------
12/31/1997      $12,614      $10,000            $10,000            $10,000
12/31/1998       20,388       12,858             13,871             12,236
12/31/1999       31,300       15,563             18,471             11,924
12/31/2000       24,451       14,146             14,328             14,459
12/31/2001       18,072       12,465             11,402             14,022
12/31/2002       13,538        9,710              8,223             14,372
12/31/2003       16,910       12,495             10,669             11,428
12/31/2004       20,212       13,855             11,342             16,828
12/31/2005       23,889       14,535             11,938             19,913
12/31/2006       24,625       16,830             13,021             20,819
12/31/2007       32,126       17,754             14,559             20,492
06/30/2008       32,791       15,639             13,240             18,572


    ---------------------------------------------------------------------
                                   Average Annual Return/4/
                                (for the period ended 6/30/08)
    ---------------------------------------------------------------------
                                                                Since
                      6 Months 1 Year  3 Year 5 Year 10 Year Inception/5/
    ---------------------------------------------------------------------
    Janus Forty
    Portfolio--
--  Class A             2.07%   20.37% 15.64% 17.44%  7.18%    13.51%
    Class B             1.95%   20.06%     --     --     --    20.53%
    Class E             1.99%   20.19%     --     --     --    20.64%
    ---------------------------------------------------------------------
    S&P 500(R)
- - Index/1/          -11.91%  -13.12%  4.41%  7.58%  2.88%    12.67%
    ---------------------------------------------------------------------
    Russell
    1000(R)
    Growth
- - Index/2/           -9.37%   -5.95%  5.91%  7.32%  0.96%    11.35%
    ---------------------------------------------------------------------
    Russell
--  2000(R) Index/3/   -9.06%  -16.19%  3.79% 10.29%  5.53%    11.33%
    ---------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of Class B and E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/The Russell 2000(R) Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $1.125 billion; the median market capitalization was approximately $520 million. The largest company in the Index had a market capitalization of $2.751 billion. The Index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/5/Inception of Class A shares is 03/19/1982. Inception of Class B and Class E shares is 04/28/2007. Index returns are based on an inception date of 4/1/1982.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
JANUS FORTY PORTFOLIO                        ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $1,020.70       $3.37
  Hypothetical (5% return before expenses)      1,000.00      1,021.53        3.37
-------------------------------------------  ------------- ------------- --------------
  Class B
  Actual                                       $1,000.00     $1,019.50       $4.62
  Hypothetical (5% return before expenses)      1,000.00      1,020.29        4.62
-------------------------------------------  ------------- ------------- --------------
  Class E
  Actual                                       $1,000.00     $1,019.90       $4.12
  Hypothetical (5% return before expenses)      1,000.00      1,020.79        4.12
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.67%, 0.92%, and 0.82% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 COMMON STOCKS - 94.6%
 AEROSPACE & DEFENSE - 2.0%
 Precision Castparts Corp..........................    283,410 $    27,312,222
                                                               ---------------
 BIOTECHNOLOGY - 13.5%
 Celgene Corp.*....................................  1,349,670      86,203,423
 Genentech, Inc.*..................................    218,585      16,590,602
 Gilead Sciences, Inc.*............................  1,488,370      78,809,191
                                                               ---------------
                                                                   181,603,216
                                                               ---------------
 CAPITAL MARKETS - 4.8%
 Goldman Sachs Group, Inc. (The)...................    254,700      44,547,030
 Lehman Brothers Holdings, Inc.(a).................  1,016,620      20,139,242
                                                               ---------------
                                                                    64,686,272
                                                               ---------------
 CHEMICALS - 12.2%
 Monsanto Co.......................................    385,525      48,745,781
 Potash Corp. of Saskatchewan, Inc.................    431,480      98,623,383
 Syngenta AG.......................................     48,416      15,686,126
                                                               ---------------
                                                                   163,055,290
                                                               ---------------
 COMMUNICATIONS EQUIPMENT - 10.0%
 Cisco Systems, Inc.*..............................  1,511,070      35,147,488
 Research In Motion, Ltd.*.........................    844,545      98,727,311
                                                               ---------------
                                                                   133,874,799
                                                               ---------------
 COMPUTERS & PERIPHERALS - 9.8%
 Apple, Inc.*......................................    780,840     130,743,850
                                                               ---------------
 DIVERSIFIED FINANCIAL SERVICES - 1.3%
 CME Group, Inc.(a)................................     46,690      17,891,141
                                                               ---------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
 Time Warner Telecom, Inc. - Class A*(a)...........    692,725      11,104,382
                                                               ---------------
 ELECTRICAL EQUIPMENT & SERVICES - 4.9%
 ABB, Ltd.*........................................  2,305,987      65,154,967
                                                               ---------------
 FOOD & STAPLES RETAILING - 3.5%
 CVS Caremark Corp.................................  1,182,270      46,782,424
                                                               ---------------
 FOOD PRODUCTS - 3.0%
 Bunge, Ltd.(a)....................................    379,265      40,843,048
                                                               ---------------
 HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
 Alcon, Inc........................................    186,965      30,436,032
                                                               ---------------
 HOTELS, RESTAURANTS & LEISURE - 0.6%
 Boyd Gaming Corp.(a)..............................    601,850       7,559,236
                                                               ---------------
 HOUSEHOLD DURABLES - 1.1%
 Sony Corp. (ADR)..................................    333,205      14,574,387
                                                               ---------------
 INTERNET SOFTWARE & SERVICES - 4.6%
 Akamai Technologies, Inc.*(a).....................    321,637      11,189,751
 Google, Inc. - Class A*...........................     95,460      50,252,053
                                                               ---------------
                                                                    61,441,804
                                                               ---------------

 METALS & MINING - 4.2%
 Companhia Vale do Rio Doce (ADR)..................  1,583,840      56,733,149
                                                               ---------------

 ------------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 OIL, GAS & CONSUMABLE FUELS - 11.3%
 Apache Corp.......................................     168,165 $   23,374,935
 EOG Resources, Inc.(a)............................     200,520     26,308,224
 Hess Corp.........................................     586,865     74,056,494
 Occidental Petroleum Corp.........................     309,080     27,773,929
                                                                --------------
                                                                   151,513,582
                                                                --------------
 PHARMACEUTICALS - 0.9%
 Roche Holdings AG.................................      69,526     12,489,864
                                                                --------------
 SOFTWARE - 3.8%
 Electronic Arts, Inc.*............................     240,040     10,664,977
 Oracle Corp.*.....................................   1,885,150     39,588,150
                                                                --------------
                                                                    50,253,127
                                                                --------------
 Total Common Stocks
 (Cost $874,941,104)                                             1,268,052,792
                                                                --------------
 SHORT-TERM INVESTMENTS - 11.9%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/2008 at 1.100% to be
   repurchased at $35,046,071 on 07/01/08
   collateralized by $35,045,000 FNMA at 4.375%
   due 03/15/13 with a value of $35,745,900........ $35,045,000     35,045,000
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/2008 at 1.100% to be
   repurchased at $38,427,174 on 07/01/08
   collateralized by $39,745,000 FNMA at 3.875%
   due 07/12/13 with a value of $39,198,506........  38,426,000     38,426,000
 State Street Navigator Securities Lending Prime
   Portfolio(b)....................................  85,536,528     85,536,528
                                                                --------------
 Total Short-Term Investments (Cost $159,007,528)                  159,007,528
                                                                --------------

 TOTAL INVESTMENTS - 106.5% (Cost $1,033,948,632)                1,427,060,320
                                                                --------------

 Other Assets and Liabilities (net) - (6.5)%                       (86,506,312)
                                                                --------------

 TOTAL NET ASSETS - 100.0%                                      $1,340,554,008
                                                                ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,248,192,835              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      93,330,957               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,341,523,792              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

JANUS FORTY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $1,268,052,792
   Repurchase Agreements                                                       73,471,000
   Cash                                                                                14
   Cash denominated in foreign currencies**                                     1,984,129
   Collateral for securities on loan                                           85,536,528
   Receivable for Trust shares sold                                             1,847,344
   Dividends receivable                                                           204,617
   Interest receivable                                                              2,245
                                                                           --------------
       Total assets                                                         1,431,098,669
                                                                           --------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                    3,924,275
       Distribution and services fees--Class B                                     32,889
       Distribution and services fees--Class E                                      6,008
       Collateral for securities on loan                                       85,536,528
       Management fee (Note 3)                                                    725,782
       Administration fee                                                           6,968
       Custodian and accounting fees                                               55,536
   Accrued expenses                                                               256,675
                                                                           --------------
       Total liabilities                                                       90,544,661
                                                                           ==============
NET ASSETS                                                                 $1,340,554,008
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $1,182,740,509
   Accumulated net realized loss                                             (173,378,437)
   Unrealized appreciation on investments and foreign currency                393,160,664
   Distribution in excess of net investment income                            (61,968,728)
                                                                           --------------
       Total                                                               $1,340,554,008
                                                                           ==============
NET ASSETS
   Class A                                                                 $1,128,089,403
                                                                           ==============
   Class B                                                                    163,272,811
                                                                           ==============
   Class E                                                                     49,191,794
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     14,211,394
                                                                           ==============
   Class B                                                                      2,134,617
                                                                           ==============
   Class E                                                                        633,101
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        79.38
                                                                           ==============
   Class B                                                                          76.49
                                                                           ==============
   Class E                                                                          77.70
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreements and Securities
  Lending                                                                  $  874,941,104
**Cost of cash denominated in foreign currencies                                1,936,680

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

JANUS FORTY PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  3,201,935
   Interest (2)                                                              1,073,606
                                                                          ------------
       Total investment income                                               4,275,541
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   3,916,509
   Administration fees                                                          38,265
   Custodian and accounting fees                                                27,224
   Distribution and services fees--Class B                                     124,339
   Distribution and services fees--Class E                                      23,098
   Audit                                                                        18,736
   Legal                                                                        12,135
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        80,686
   Other                                                                         7,256
                                                                          ------------
       Total expenses                                                        4,256,205
       Less broker commission recapture                                        (21,231)
                                                                          ------------
   Net expenses                                                              4,234,974
                                                                          ------------
   Net investment income                                                        40,567
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain on:
       Investments                                                          76,871,742
       Foreign currency                                                         58,505
                                                                          ------------
   Net realized gain on investments and foreign currency                    76,930,247
                                                                          ------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (50,537,785)
       Foreign currency                                                         13,364
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (50,524,421)
                                                                          ------------
   Net realized and change in unrealized gain on investments and
       foreign currency                                                     26,405,826
                                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 26,446,393
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $    242,549
(2)Interest income includes securities lending income of:                      190,936

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

JANUS FORTY PORTFOLIO
                                                      Period Ended     Year Ended
                                                      June 30, 2008   December 31,
                                                       (Unaudited)        2007
                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                             $       40,567  $    2,285,408
   Net realized gain on investments and foreign
       currency                                          76,930,247      73,968,572
   Net change in unrealized appreciation
       (depreciation) on investments and foreign
       currency                                         (50,524,421)    197,679,373
                                                     --------------  --------------
   Net increase in net assets resulting from
       operations                                        26,446,393     273,933,353
                                                     --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                            (57,849,419)     (1,749,977)
     Class B                                             (5,956,735)             --
     Class E                                             (1,765,046)             --
   From net realized gains
     Class A                                            (25,037,267)   (168,276,133)
     Class B                                             (2,586,132)             --
     Class E                                               (765,595)             --
                                                     --------------  --------------
   Net decrease in net assets resulting from
       distributions                                    (93,960,194)   (170,026,110)
                                                     --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                             77,805,017      46,494,654
     Class B                                            120,104,292      48,906,709
     Class E                                             38,163,807      16,572,356
   Net asset value of shares issued through
       dividend reinvestment
     Class A                                             82,886,686     170,026,110
     Class B                                              8,542,867              --
     Class E                                              2,530,641              --
   Cost of shares repurchased
     Class A                                            (93,524,182)   (185,589,519)
     Class B                                             (8,018,554)     (3,731,093)
     Class E                                             (4,477,062)     (2,640,873)
                                                     --------------  --------------
   Net increase in net assets from capital share
       transactions                                     224,013,512      90,038,344
                                                     --------------  --------------
TOTAL INCREASE IN NET ASSETS                            156,499,711     193,945,587
   Net assets at beginning of Period                  1,184,054,297     990,108,710
                                                     --------------  --------------
   Net assets at end of Period                       $1,340,554,008  $1,184,054,297
                                                     ==============  ==============
   Net assets at end of period includes
       undistributed (distributions in excess of)
       net investment income                         $  (61,968,728) $    3,561,905
                                                     ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                                   CLASS A
JANUS FORTY PORTFOLIO                              -------------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ----------------------------------------------------
                                                    (UNAUDITED)     2007      2006       2005       2004++       2003++
                                                   -------------- --------  --------  --------   --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  83.81    $  77.64  $  78.28  $  66.23   $  55.41     $  44.38
                                                      --------    --------  --------  --------   --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)...................        0.01        0.17      0.14     (0.04)     (0.09)        0.07
Net Realized/Unrealized Gain on Investments.......        1.83       20.21      2.13     12.09      10.91 (a)    10.99 (a)
                                                      --------    --------  --------  --------   --------     --------
Total from Investment Operations..................        1.84       20.38      2.27     12.05      10.82        11.06
                                                      --------    --------  --------  --------   --------     --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............       (4.38)      (0.15)       --        --         --        (0.03)
Distributions from Net Realized Capital Gains.....       (1.89)     (14.06)    (2.91)       --         --           --
Return of Capital.................................          --          --        --        --         --        (0.00)+
                                                      --------    --------  --------  --------   --------     --------
Total Distributions...............................       (6.27)     (14.21)    (2.91)       --         --        (0.03)
                                                      --------    --------  --------  --------   --------     --------
NET ASSET VALUE, END OF PERIOD....................    $  79.38    $  83.81  $  77.64  $  78.28   $  66.23     $  55.41
                                                      ========    ========  ========  ========   ========     ========
TOTAL RETURN                                              2.07%      30.46%     3.08%    18.19 %    19.53 %      24.91%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................        0.67%*      0.69%     0.73%     0.78 %     0.82 %       0.82%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................        0.67%*      0.70%     0.73%     0.78 %     0.82 %       0.84%
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................        0.03%*      0.23%     0.19%    (0.06)%    (0.15)%       0.14%
Portfolio Turnover Rate...........................        27.7%       30.1%     60.5%     30.0 %     16.0 %       59.0%
Net Assets, End of Period (in millions)...........    $1,128.1    $1,122.3  $  990.1  $1,137.0   $1,042.0     $  986.0

                                                                                    CLASS B
                                                                          ------------------------
                                                                          FOR THE PERIOD FOR THE YEAR
                                                                              ENDED         ENDED
                                                                          JUNE 30, 2008  DECEMBER 31,
                                                                           (UNAUDITED)     2007(B)
                                                                          -------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................     $81.06        $66.33
                                                                              ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Loss(a)...................................................      (0.10)        (0.11)
Net Realized/Unrealized Gain on Investments..............................       1.78         14.84
                                                                              ------        ------
Total from Investment Operations.........................................       1.68         14.73
                                                                              ------        ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (4.36)           --
Distributions from Net Realized Capital Gains............................      (1.89)           --
                                                                              ------        ------
Total Distributions......................................................      (6.25)           --
                                                                              ------        ------
NET ASSET VALUE, END OF PERIOD...........................................     $76.49        $81.06
                                                                              ======        ======
TOTAL RETURN                                                                    1.95 %       22.21 %
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.92 %*       0.96 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.93 %*       0.96 %*
Ratio of Net Investment Loss to Average Net Assets.......................      (0.25)%*      (0.21)%*
Portfolio Turnover Rate..................................................       27.7 %        30.1 %
Net Assets, End of Period (in millions)..................................     $163.3        $ 47.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2007.
++ Audited by other Independent Registered Public Accounting Firm.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                  CLASS E
JANUS FORTY PORTFOLIO                                                  --------------------------
                                                                       FOR THE PERIOD FOR THE PERIOD
                                                                           ENDED          ENDED
                                                                       JUNE 30, 2008   DECEMBER 31,
                                                                        (UNAUDITED)      2007(B)
                                                                       -------------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................     $82.22         $67.23
                                                                           ------         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)................................................      (0.06)         (0.05)
Net Realized/Unrealized Gain on Investments...........................       1.80          15.04
                                                                           ------         ------
Total from Investment Operations......................................       1.74          14.99
                                                                           ------         ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................      (4.37)            --
Distributions from Net Realized Capital Gains.........................      (1.89)            --
                                                                           ------         ------
Total Distributions...................................................      (6.26)            --
                                                                           ------         ------
NET ASSET VALUE, END OF PERIOD........................................     $77.70         $82.22
                                                                           ======         ======
TOTAL RETURN                                                                 1.99 %        22.30 %
Ratio of Expenses to Average Net Assets...............................       0.82 %*        0.86 %*
Ratio of Expenses to Average Net Assets Before Reimbursements and
  Rebates.............................................................       0.83 %*        0.86 %*
Ratio of Net Investment Loss to Average Net Assets....................      (0.15)%*       (0.10)%*
Portfolio Turnover Rate...............................................       27.7 %         30.1 %
Net Assets, End of Period (in millions)...............................     $ 49.2         $ 14.6

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2007.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Janus Forty Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                       Expiring    Expiring     Expiring    Expiring
            Total     12/31/2009  12/31/2010   12/31/2011  12/31/2012
         ------------ ----------- ----------- ------------ -----------

         $247,352,966 $15,735,684 $74,123,366 $104,924,615 $52,569,301

On May 1, 2006, the Capital Appreciation Fund, a series of The Travelers Series Trust, was reorganized into the Janus Capital Appreciation Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $338,668,642 which are subject to an annual limitation of $45,657,838.

On May 1, 2007, Janus Capital Appreciation Portfolio was renamed Janus Forty Portfolio.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. SHORT SALES - The Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and
(ii) segregated in connection with short sales.

H. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

I. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

J. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Janus Capital Management LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $3,916,509         0.65%        First $1 Billion

                                   0.60%        Over $1 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.25%                 1.50%                 1.40%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                      Net Increase
                       Beginning                                       in Shares     Ending
                        Shares      Sales   Reinvestments Redemptions Outstanding    Shares
                       ---------- --------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008            13,390,399   967,400   1,027,095   (1,173,500)    820,995   14,211,394
 12/31/2007            12,753,231   603,311   2,497,079   (2,463,222)    637,168   13,390,399

 Class B

 06/30/2008               582,032 1,547,063     109,805     (104,283)  1,552,585    2,134,617
 4/28/2007-12/31/2007          --   633,782          --      (51,750)    582,032      582,032

 Class E

 06/30/2008               177,442   481,158      32,025      (57,524)    455,659      633,101
 4/28/2007-12/31/2007          --   212,578          --      (35,136)    177,442      177,442

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------
                $--       $516,018,331        $--        $309,082,107

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Appreciation
           -------------- ------------ -------------- --------------
           $1,033,948,632 $440,316,379  $(46,904,691)  $393,111,688

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------
                $83,583,319 $85,536,528     $--     $85,536,528

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

       Ordinary Income  Long-Term Capital Gain           Total
       --------------- ------------------------ ------------------------
          2007    2006     2007        2006         2007        2006
       ---------- ---- ------------ ----------- ------------ -----------

       $1,749,977 $--  $168,276,133 $40,759,161 $170,026,110 $40,759,161

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $65,571,197   $28,388,991  $379,699,505   $(247,352,966)   $226,306,727

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

9. RECENT ACCOUNTING PRONOUNCEMENTS - CONTINUED

Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO                           FOR THE PERIOD ENDED 6/30/08
MANAGED BY LAZARD ASSET MANAGEMENT LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio has a return of (9.23)%, (9.28)%, and (9.28)% for Class A, B, and E Shares respectively, versus (7.57)% for its benchmark, the Russell Midcap(R) Index./1/

PORTFOLIO REVIEW

Performance was primarily driven by positive stock selection in the financials, health care, and energy sectors. In the financials sector, Public Storage announced better-than-expected earnings due to cost synergies associated with the acquisition of competitor Shurgard Self Storage. Public Storage also raised its quarterly dividend by 10.0%. We have also added to performance by avoiding many of the financials stocks that were most directly impacted by subprime credit issues in the United States. Banks in particular, regardless of their size, have come under strong pressure in recent months, as investors are concerned about their capital adequacy and dilution risk through capital infusion. Stock selection in the health care sector also benefited performance, as Omnicare, a provider of pharmacy services to nursing homes, rebounded from earlier weakness after reporting better-than-expected earnings. Our selection of energy stocks was solely responsible for our performance in the sector, as Massey Energy and Foundation Coal rose sharply during the period. These stocks have performed well, as prices for coal used in power plants and steelmaking climb to new highs amid surging demand. Conversely, stock selection in the consumer discretionary sector detracted from performance, as shares of R.H. Donnelley and Idearc, publishers of the Yellow Pages directories, sharply declined. R.H. Donnelley reported revenues below expectations, and management's guidance for next year was disappointing. Regions that have been hit hardest by the slowdown in housing had the most impact on the shortfall in sales. The decline in sales was more than had been forecast, which had a pronounced impact on the company's relatively high debt levels. We sold both positions. Stock selection in the industrials sector also hurt performance. Some of our holdings with exposure to the aerospace industry, such as Spirit AeroSystems and Textron, lagged due to concerns over the impact that high fuel prices will have on the demand for new aircraft. However, we are confident that these companies will benefit from multi-year contracts and diverse backlog of aircraft demand, particularly since new planes are far more fuel-efficient. Stock selection in the consumer staples sector also detracted from performance. Smithfield Foods, the world's largest hog producer and pork processor, declined after reporting disappointing earnings as a result of surging feed costs. However, we believe that the company will benefit as hog prices improve, offsetting higher feed costs. Coca-Cola Enterprises, a company that bottles and distributes the Coca-Cola Company's beverages, declined after reporting disappointing earnings for the most recent quarter. Sales in North America were hurt by slowing demand for immediate-consumptions products due to slower traffic at gas stations and convenience stores.

MARKET ENVIRONMENT/CONDITIONS

Stocks experienced significant volatility during the first quarter of 2008, as disappointing economic data, including a slowdown in consumer spending and continued deterioration of the housing market, further weakened the outlook for U.S. economic growth. These factors contributed to the first quarter of 2008 being one of the worst starts to a year since 2001. Despite the U.S. Federal Reserve's efforts to mitigate liquidity concerns within the financials sector, the sector continued to weaken, as highlighted by the run on Bear Stearns. As a result, the Fed became more aggressive, cutting the federal funds rate by 200 basis points during the quarter, and, for the first time in recent history, extending lending facilities to non-bank financial institutions (such as brokers). However, the rally that began in mid-March in the aftermath of the near-collapse of Bear Stearns continued until mid-May. Stocks generated sizeable gains, eliminating their losses for the year, powered in particular by the surging energy and materials sectors. Investor optimism was to prove misplaced. Equities fell heavily from mid-May to the end of the second quarter as concerns weighed on investor sentiment. Among these worries was the price of oil, which climbed unchecked to breach $140 per barrel towards the end of June, contributing to concerns that the economy may be entering a stagflationary period of lower growth and higher inflation. In addition, home prices continued to record significant decreases, and a key U.S. consumer confidence measure touched a 16-year low. Comments from U.S. Federal Reserve officials implied a greater focus on inflationary pressures, shifting investor expectations from further rate cuts to potential rate increases.

From a sector perspective, concerns about the health of financials continued. Financials stocks were the hardest hit sector due to fears that the credit crisis is not over, and investor expectations of further losses from additional write-offs. Moreover, the downward housing spiral and rising energy costs continued to weigh on consumer discretionary stocks. Information technology stocks were also weak due to concerns that corporations were slowing their spending on technology. Conversely, the materials and energy sectors lead the markets due to record energy and commodity prices.

CURRENT OUTLOOK/STRATEGY

We believe our focus on companies that generate strong free cash flow with valuations below historical norms should add value in this uncertain economic environment. While we have avoided many of the companies directly affected by the credit crisis, we have been negatively impacted by a lower exposure to selected industries within the energy and materials sectors, which have dramatically outperformed. We continue to avoid areas such as these, where companies are operating beyond peak margins and trading at historically high valuations. However, recent volatility has created opportunities among high-quality, consistently profitable franchises trading at attractive valuations.

--------
/1/ The Russell Midcap(R) Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $8.328 billion; the median market capitalization was approximately $4.177 billion. The largest company in the Index had a market capitalization of $19.141 billion. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO                           FOR THE PERIOD ENDED 6/30/08
MANAGED BY LAZARD ASSET MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



CHRISTOPHER BLAKE
Managing Director
LAZARD ASSET MANAGEMENT LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                    Percent of
                 Description                        Net Assets
                 ---------------------------------------------
                 Pitney Bowes, Inc.                   2.52%
                 ---------------------------------------------
                 Molson Coors Brewing Co.--Class B    2.29%
                 ---------------------------------------------
                 Agilent Technologies, Inc.           2.15%
                 ---------------------------------------------
                 McCormick & Co., Inc.                2.14%
                 ---------------------------------------------
                 Flextronics International, Ltd.      2.07%
                 ---------------------------------------------
                 Leggett & Platt, Inc.                1.98%
                 ---------------------------------------------
                 BJ Services Co.                      1.97%
                 ---------------------------------------------
                 Pride International, Inc.            1.97%
                 ---------------------------------------------
                 Warner Chilcott, Ltd.                1.95%
                 ---------------------------------------------
                 Massey Energy Co.                    1.94%
                 ---------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Basic Materials               2.4%
Communications                2.8%
Cyclical                     13.6%
Energy                       15.2%
Financials                   17.2%
Industrials                  18.9%
Non-Cyclical                 18.3%
Technology                    7.4%
Utilities                     4.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO                           FOR THE PERIOD ENDED 6/30/08
MANAGED BY LAZARD ASSET MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                      LAZARD MID CAP PORTFOLIO MANAGED BY
          LAZARD ASSET MANAGEMENT LLC VS. RUSSELL MIDCAP(R) INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                        Lazard Mid Cap            Russell
                          Portfolio         Midcap/(R)/Index/1/
                        --------------      --------------------
  10/09/2001               $10,000               $10,000
  12/31/2001                11,026                11,463
  12/31/2002                 9,843                 9,608
  12/31/2003                12,406                13,457
  12/31/2004                14,183                16,177
  12/31/2005                15,336                18,225
  12/31/2006                17,587                21,005
  12/31/2007                17,110                22,182
  06/30/2007                15,522                20,502























    ---------------------------------------------------------------
                                 Average Annual Return/2/
                              (for the period ended 6/30/08)
    ---------------------------------------------------------------
                                                          Since
                        6 Months 1 Year  3 Year 5 Year Inception/3/
    ---------------------------------------------------------------
    Lazard Mid Cap
    Portfolio--Class A   -9.23%  -21.32% 2.56%   7.63%    5.70%
--  Class B              -9.28%  -21.48% 2.35%   7.38%    6.76%
    Class E              -9.28%  -21.45% 2.43%   7.48%    4.86%
    ---------------------------------------------------------------
    Russell Midcap(R)
- - Index/1/             -7.57%  -11.19% 6.84%  13.07%   11.26%
    ---------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap(R) Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $8.328 billion; the median market capitalization was approximately $4.177 billion. The largest company in the Index had a market capitalization of $19.141 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/01/02. Index returns are based on an inception date of 10/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
LAZARD MID CAP PORTFOLIO                     ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  907.70       $3.56
  Hypothetical (5% return before expenses)      1,000.00      1,021.13        3.77
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  907.20       $4.74
  Hypothetical (5% return before expenses)      1,000.00      1,019.89        5.02
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  907.20       $4.27
  Hypothetical (5% return before expenses)      1,000.00      1,020.39        4.52
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75%, 1.00%, and 0.90% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  COMMON STOCKS - 95.6%
  AEROSPACE & DEFENSE - 1.6%
  Spirit Aerosystems Holdings, Inc.*................   847,700 $    16,258,886
                                                               ---------------
  AUTO COMPONENTS - 0.7%
  Goodyear Tire & Rubber Co. (The)*.................   429,500       7,657,985
                                                               ---------------
  BEVERAGES - 4.1%
  Coca-Cola Enterprises, Inc.(a).................... 1,090,200      18,860,460
  Molson Coors Brewing Co. - Class B................   432,500      23,497,725
                                                               ---------------
                                                                    42,358,185
                                                               ---------------
  BUILDING PRODUCTS - 1.6%
  Masco Corp.(a)....................................   741,600      11,665,368
  USG Corp.*(a).....................................   178,400       5,275,288
                                                               ---------------
                                                                    16,940,656
                                                               ---------------
  CAPITAL MARKETS - 2.8%
  Ameriprise Financial, Inc.........................   377,500      15,352,925
  Federated Investors, Inc. - Class B...............   392,100      13,496,082
                                                               ---------------
                                                                    28,849,007
                                                               ---------------
  CHEMICALS - 1.5%
  International Flavors & Fragrances, Inc...........   174,900       6,831,594
  RPM International, Inc.(a)........................   428,100       8,818,860
                                                               ---------------
                                                                    15,650,454
                                                               ---------------
  COMMERCIAL BANKS - 1.4%
  City National Corp.(a)............................   221,800       9,331,126
  Marshall & Ilsley Corp.(a)........................   315,498       4,836,584
                                                               ---------------
                                                                    14,167,710
                                                               ---------------
  COMMERCIAL SERVICES & SUPPLIES - 5.5%
  Cintas Corp.......................................   551,800      14,628,218
  Covanta Holding Corp.*............................   588,900      15,717,741
  Pitney Bowes, Inc.................................   758,700      25,871,670
                                                               ---------------
                                                                    56,217,629
                                                               ---------------
  COMMUNICATIONS EQUIPMENT - 1.0%
  Brocade Communications Systems, Inc.*............. 1,284,500      10,584,280
                                                               ---------------
  COMPUTERS & PERIPHERALS - 1.0%
  Lexmark International, Inc. - Class A*(a).........   320,200      10,704,286
                                                               ---------------
  CONTAINERS & PACKAGING - 4.0%
  Ball Corp.........................................   299,100      14,279,034
  Bemis Co., Inc.(a)................................   557,400      12,496,908
  Packaging Corp. of America........................   661,700      14,233,167
                                                               ---------------
                                                                    41,009,109
                                                               ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
  Citizens Communications Co.(a).................... 1,176,800      13,344,912
                                                               ---------------
  ELECTRIC UTILITIES - 2.4%
  American Electric Power Co., Inc..................   483,500      19,451,205
  PPL Corp..........................................    99,000       5,113,184
                                                               ---------------
                                                                    24,564,389
                                                               ---------------

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.2%
  Agilent Technologies, Inc.*.......................   621,800 $    22,098,772
  Arrow Electronics, Inc.*..........................   412,700      12,678,144
  Flextronics International, Ltd.*.................. 2,266,100      21,301,340
  Ingram Micro, Inc. - Class A*..................... 1,012,900      17,978,975
                                                               ---------------
                                                                    74,057,231
                                                               ---------------
  ENERGY EQUIPMENT & SERVICES - 6.6%
  BJ Services Co....................................   634,800      20,275,512
  Exterran Holdings, Inc.*(a).......................   172,900      12,360,621
  Patterson-UTI Energy, Inc.(a).....................   408,700      14,729,548
  Pride International, Inc.*........................   427,400      20,211,746
                                                               ---------------
                                                                    67,577,427
                                                               ---------------
  FOOD PRODUCTS - 5.4%
  Campbell Soup Co..................................   503,300      16,840,418
  Hershey Co. (The)(a)..............................   148,600       4,871,108
  McCormick & Co., Inc..............................   616,500      21,984,390
  Smithfield Foods, Inc.*(a)........................   577,200      11,474,736
                                                               ---------------
                                                                    55,170,652
                                                               ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
  Hospira, Inc.*(a).................................   466,300      18,703,293
                                                               ---------------
  HEALTH CARE PROVIDERS & SERVICES - 1.9%
  Omnicare, Inc.(a).................................   727,200      19,067,184
                                                               ---------------
  HOTELS, RESTAURANTS & LEISURE - 3.2%
  Brinker International, Inc........................   958,300      18,111,870
  Darden Restaurants, Inc...........................   471,500      15,059,710
                                                               ---------------
                                                                    33,171,580
                                                               ---------------
  HOUSEHOLD DURABLES - 2.0%
  Leggett & Platt, Inc.(a).......................... 1,213,900      20,357,103
                                                               ---------------
  INDUSTRIAL CONGLOMERATES - 1.5%
  Textron, Inc......................................   315,400      15,117,122
                                                               ---------------
  INSURANCE - 7.9%
  Lincoln National Corp.............................   414,605      18,789,899
  Marsh & McLennan Cos., Inc........................   550,300      14,610,465
  OneBeacon Insurance Group, Ltd.(a)................   236,700       4,158,819
  PartnerRe, Ltd.(a)................................   199,800      13,812,174
  RenaissanceRe Holdings, Ltd.......................   336,000      15,009,120
  Willis Group Holdings, Ltd.(a)....................   459,900      14,427,063
                                                               ---------------
                                                                    80,807,540
                                                               ---------------
  IT SERVICES - 1.4%
  NeuStar, Inc. - Class A*(a).......................   648,900      13,990,284
                                                               ---------------
  LIFE SCIENCES TOOLS & SERVICES - 1.0%
  Applera Corp......................................   302,800      10,137,744
                                                               ---------------
  MACHINERY - 1.0%
  Dover Corp........................................   209,600      10,138,352
                                                               ---------------
  MULTI-UTILITIES - 1.6%
  Wisconsin Energy Corp.............................   363,400      16,432,948
                                                               ---------------
  MULTILINE RETAIL - 1.2%
  J.C. Penney Co., Inc..............................   346,400      12,570,856
                                                               ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  OIL, GAS & CONSUMABLE FUELS - 6.4%
  Foundation Coal Holdings, Inc.....................   133,000 $    11,781,140
  Holly Corp.(a)....................................   301,000      11,112,920
  Massey Energy Co..................................   212,050      19,879,687
  Sunoco, Inc.(a)...................................   257,600      10,481,744
  Williams Cos., Inc. (The).........................   316,200      12,746,022
                                                               ---------------
                                                                    66,001,513
                                                               ---------------
  PAPER & FOREST PRODUCTS - 0.7%
  Louisiana-Pacific Corp.(a)........................   909,300       7,719,957
                                                               ---------------
  PHARMACEUTICALS - 4.3%
  Barr Pharmaceuticals, Inc.*.......................   289,500      13,050,660
  Forest Laboratories, Inc.*........................   321,600      11,172,384
  Warner Chilcott, Ltd.*(a)......................... 1,182,200      20,038,290
                                                               ---------------
                                                                    44,261,334
                                                               ---------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
  CBL & Associates Properties, Inc.(a)..............   512,400      11,703,216
  Public Storage....................................   192,000      15,511,680
                                                               ---------------
                                                                    27,214,896
                                                               ---------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
  St. Joe Co. (The)(a)..............................   237,600       8,154,432
                                                               ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
  Analog Devices, Inc...............................   617,100      19,605,267
                                                               ---------------
  SOFTWARE - 0.6%
  Sybase, Inc.*(a)..................................   197,167       5,800,653
                                                               ---------------
  SPECIALTY RETAIL - 1.4%
  Foot Locker, Inc.(a)..............................   781,700       9,732,165
  Pacific Sunwear of California, Inc.*(a)...........   569,300       4,856,129
                                                               ---------------
                                                                    14,588,294
                                                               ---------------
  TEXTILES, APPAREL & LUXURY GOODS - 2.1%
  Hanesbrands, Inc.*(a).............................   288,700       7,835,318
  Liz Claiborne, Inc.(a)............................   976,800      13,821,720
                                                               ---------------
                                                                    21,657,038
                                                               ---------------

--------------------------------------------------------------------------------
                                                    SHARES/PAR       VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE - 1.0%
Hudson City Bancorp, Inc.(a)......................      587,700 $     9,802,836
                                                                ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.2%
WESCO International, Inc.*(a).....................      297,800      11,923,912
                                                                ---------------
Total Common Stocks (Cost $1,086,669,319)                           982,336,936
                                                                ---------------

SHORT-TERM INVESTMENTS - 25.8%
State Street Bank & Trust Co., Repurchase
  Agreement dated 06/30/08 at 1.100% to be
  repurchased at $47,053,438 on 07/01/08
  collateralized by $45,495,000 FHLMC at 5.000%
  due 07/15/14 with a value of $47,997,225........ $ 47,052,000      47,052,000
State Street Navigator Securities Lending Prime
  Portfolio(b)....................................  218,151,168     218,151,168
                                                                ---------------
Total Short-Term Investments (Cost $265,203,168)                    265,203,168
                                                                ---------------

TOTAL INVESTMENTS - 121.4% (Cost $1,351,872,487)                  1,247,540,104
                                                                ---------------

Other Assets and Liabilities (net) - (21.4)%                       (220,261,548)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 1,027,278,556
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
 VALUATION INPUTS                                   SECURITIES    INSTRUMENTS*
 -----------------------------------------------------------------------------
 LEVEL 1--QUOTED PRICES                        $ 1,029,388,936             $ 0
 -----------------------------------------------------------------------------
 LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS                0               0
 -----------------------------------------------------------------------------
 LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                    0               0
 -----------------------------------------------------------------------------
 TOTAL                                          $1,029,388,936              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

LAZARD MID CAP PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $  982,336,936
   Repurchase Agreement                                                        47,052,000
   Cash                                                                                90
   Cash denominated in foreign currencies**                                             1
   Collateral for securities on loan                                          218,151,168
   Receivable for investments sold                                              8,933,876
   Receivable for Trust shares sold                                               737,798
   Dividends receivable                                                         1,160,406
   Interest receivable                                                              1,438
                                                                           --------------
       Total assets                                                         1,258,373,713
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   10,706,057
       Trust shares redeemed                                                    1,260,947
       Distribution and services fees--Class B                                     48,908
       Distribution and services fees--Class E                                      3,840
       Collateral for securities on loan                                      218,151,168
       Management fee (Note 3)                                                    607,393
       Administration fee                                                           5,449
       Custodian and accounting fees                                               83,798
   Accrued expenses                                                               227,597
                                                                           --------------
       Total liabilities                                                      231,095,157
                                                                           --------------
NET ASSETS                                                                 $1,027,278,556
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $1,205,648,875
   Accumulated net realized loss                                              (76,728,619)
   Unrealized depreciation on investments                                    (104,332,383)
   Undistributed net investment income                                          2,690,683
                                                                           --------------
       Total                                                               $1,027,278,556
                                                                           ==============
NET ASSETS
   Class A                                                                 $  770,537,107
                                                                           ==============
   Class B                                                                    227,212,775
                                                                           ==============
   Class E                                                                     29,528,674
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     75,744,387
                                                                           ==============
   Class B                                                                     22,438,587
                                                                           ==============
   Class E                                                                      2,908,745
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        10.17
                                                                           ==============
   Class B                                                                          10.13
                                                                           ==============
   Class E                                                                          10.15
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities
  Lending                                                                  $1,086,669,319
**Cost of cash denominated in foreign currencies                                        1

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

LAZARD MID CAP PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $   9,074,838
   Interest (1)                                                                 958,333
                                                                          -------------
       Total investment income                                               10,033,171
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    3,052,648
   Administration fees                                                           28,271
   Deferred Expense Reimbursement                                               148,844
   Custodian and accounting fees                                                 10,352
   Distribution and services fees--Class B                                      283,495
   Distribution and services fees--Class E                                       24,230
   Audit                                                                         37,752
   Legal                                                                          9,112
   Trustee fees and expenses                                                      7,957
   Shareholder reporting                                                         80,689
   Insurance                                                                      4,255
   Other                                                                          3,014
                                                                          -------------
       Total expenses                                                         3,690,619
       Less broker commission recapture                                         (54,019)
                                                                          -------------
   Net expenses                                                               3,636,600
                                                                          -------------
   Net investment income                                                      6,396,571
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                          (74,900,071)
       Futures contracts                                                       (174,427)
       Foreign currency                                                              11
                                                                          -------------
   Net realized loss on investments, futures contracts and foreign
       currency                                                             (75,074,487)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                          (26,836,433)
                                                                          -------------
   Net change in unrealized depreciation on investments                     (26,836,433)
                                                                          -------------
   Net realized and change in unrealized loss on investments, futures
       contracts and foreign currency                                      (101,910,920)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ (95,514,349)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Interest income includes securities lending income of:                 $     572,382

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

LAZARD MID CAP PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $    6,396,571  $   6,204,580
   Net realized gain (loss) on investments, futures contracts and
       foreign currency                                                     (75,074,487)    88,143,702
   Net change in unrealized depreciation on investments                     (26,836,433)  (133,875,405)
                                                                         --------------  -------------
   Net decrease in net assets resulting from operations                     (95,514,349)   (39,527,123)
                                                                         --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (6,531,321)    (2,359,453)
     Class B                                                                 (1,928,151)      (841,667)
     Class E                                                                   (298,975)      (220,835)
   From net realized gains
     Class A                                                                (39,790,584)   (32,336,865)
     Class B                                                                (15,597,504)   (20,992,665)
     Class E                                                                 (2,208,439)    (3,958,801)
                                                                         --------------  -------------
   Net decrease in net assets resulting from distributions                  (66,354,974)   (60,710,286)
                                                                         --------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 8)
   Proceeds from shares sold
     Class A                                                                267,265,024    266,411,909
     Class B                                                                 39,267,266    125,838,626
     Class E                                                                  2,002,626     29,824,295
   Net asset value of shares issued through acquisition
     Class A                                                                125,899,280     52,674,423
     Class B                                                                         --     11,229,550
     Class E                                                                         --             --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 46,321,905     34,696,318
     Class B                                                                 17,525,655     21,834,332
     Class E                                                                  2,507,414      4,179,636
   Cost of shares repurchased
     Class A                                                               (104,951,648)   (36,420,082)
     Class B                                                                (32,048,767)  (116,717,135)
     Class E                                                                 (7,215,636)   (25,817,452)
                                                                         --------------  -------------
   Net increase in net assets from capital share transactions               356,573,119    367,734,420
                                                                         --------------  -------------
TOTAL INCREASE IN NET ASSETS                                                194,703,796    267,497,011
   Net assets at beginning of Period                                        832,574,760    565,077,749
                                                                         --------------  -------------
   Net assets at end of Period                                           $1,027,278,556  $ 832,574,760
                                                                         ==============  =============
   Net assets at end of period includes undistributed net investment
       income                                                            $    2,690,683  $   5,052,559
                                                                         ==============  =============


                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:


LAZARD MID CAP PORTFOLIO                                               ----------------
                                                                       FOR THE PERIOD
                                                                           ENDED
                                                                       JUNE 30, 2008
                                                                        (UNAUDITED)
                                                                       --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................     $12.17
                                                                           ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................       0.08
Net Realized/Unrealized Gain (Loss) on Investments....................      (1.15)
                                                                           ------
Total from Investment Operations......................................      (1.07)
                                                                           ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................      (0.13)
Distributions from Net Realized Capital Gains.........................      (0.80)
                                                                           ------
Total Distributions...................................................      (0.93)
                                                                           ------
NET ASSET VALUE, END OF PERIOD........................................     $10.17
                                                                           ======
TOTAL RETURN                                                                (9.23)%
Ratio of Expenses to Average Net Assets After Reimbursement**.........       0.71 %*
Ratio of Expenses to Average Net Assets After Broker Rebates**........        N/A
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................       0.76 %*(b)
Ratio of Net Investment Income to Average Net Assets..................       1.51 %*
Portfolio Turnover Rate...............................................       54.7 %
Net Assets, End of Period (in millions)...............................     $770.5

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                   CLASS A
LAZARD MID CAP PORTFOLIO                                               -------------------------------------------

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       ------------------------------------------
                                                                         2007    2006    2005      2004       2003
                                                                       ------   ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.................................. $13.74   $13.65  $14.13  $12.33     $ 9.85
                                                                       ------   ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................   0.13     0.10    0.04    0.08       0.01
Net Realized/Unrealized Gain (Loss) on Investments....................  (0.33)    1.75    1.16    1.72       2.58
                                                                       ------   ------  ------  ------     ------
Total from Investment Operations......................................  (0.20)    1.85    1.20    1.80       2.59
                                                                       ------   ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................  (0.09)   (0.08)  (0.06)     --      (0.01)
Distributions from Net Realized Capital Gains.........................  (1.28)   (1.68)  (1.62)     --      (0.10)
                                                                       ------   ------  ------  ------     ------
Total Distributions...................................................  (1.37)   (1.76)  (1.68)     --      (0.11)
                                                                       ------   ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD........................................ $12.17   $13.74  $13.65  $14.13     $12.33
                                                                       ======   ======  ======  ======     ======
TOTAL RETURN                                                            (2.47)%  14.87%   8.40%  14.60%     26.42%
Ratio of Expenses to Average Net Assets After Reimbursement**.........   0.75 %   0.77%   0.79%   0.85%      0.93%
Ratio of Expenses to Average Net Assets After Broker Rebates**........    N/A      N/A     N/A     N/A       0.92%
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................   0.76 %   0.80%   0.82%   0.83%(b)   0.96%(b)
Ratio of Net Investment Income to Average Net Assets..................   0.96 %   0.76%   0.63%   0.59%      0.10%
Portfolio Turnover Rate...............................................   89.9 %   65.4%  170.0%   90.7%      36.2%
Net Assets, End of Period (in millions)............................... $550.8   $312.2  $ 89.0  $ 58.8     $  4.5

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                               CLASS B
LAZARD MID CAP PORTFOLIO                           -----------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008    ------------------------------------------
                                                    (UNAUDITED)       2007    2006    2005      2004       2003
                                                   --------------   ------   ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $12.10       $13.65   $13.57  $14.05  $12.29     $ 9.83
                                                       ------       ------   ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)...................       0.07         0.09     0.06    0.05    0.02      (0.01)
Net Realized/Unrealized Gain (Loss) on Investments      (1.14)       (0.31)    1.74    1.10    1.74       2.57
                                                       ------       ------   ------  ------  ------     ------
Total from Investment Operations..................      (1.07)       (0.22)    1.80    1.15    1.76       2.56
                                                       ------       ------   ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.10)       (0.05)   (0.04)  (0.01)     --      (0.00)+
Distributions from Net Realized Capital Gains.....      (0.80)       (1.28)   (1.68)  (1.62)     --      (0.10)
                                                       ------       ------   ------  ------  ------     ------
Total Distributions...............................      (0.90)       (1.33)   (1.72)  (1.63)     --      (0.10)
                                                       ------       ------   ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD....................     $10.13       $12.10   $13.65  $13.57  $14.05     $12.29
                                                       ======       ======   ======  ======  ======     ======
TOTAL RETURN                                            (9.28)%      (2.71)%  14.67%   8.06%  14.32%     26.03 %
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       0.97 %*      0.99 %   1.02%   1.03%   1.08%      1.19 %
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................        N/A          N/A      N/A     N/A     N/A       1.19 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       1.01 %*(b)   1.00 %   1.05%   1.07%   1.03%(b)   1.15 %(b)
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................       1.26 %*      0.67 %   0.48%   0.38%   0.16%     (0.08)%
Portfolio Turnover Rate...........................       54.7 %       89.9 %   65.4%  170.0%   90.7%      36.2 %
Net Assets, End of Period (in millions)...........     $227.2       $243.6   $216.8  $200.4  $211.0     $211.8

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                               CLASS E
LAZARD MID CAP PORTFOLIO                           -----------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008    ------------------------------------------
                                                    (UNAUDITED)       2007    2006    2005      2004       2003
                                                   --------------   ------   ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $12.13       $13.69   $13.61  $14.10  $12.32     $ 9.84
                                                       ------       ------   ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................       0.08         0.10     0.08    0.07    0.04       0.00 +
Net Realized/Unrealized Gain (Loss) on Investments      (1.15)       (0.31)    1.74    1.10    1.74       2.58
                                                       ------       ------   ------  ------  ------     ------
Total from Investment Operations..................      (1.07)       (0.21)    1.82    1.17    1.78       2.58
                                                       ------       ------   ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.11)       (0.07)   (0.06)  (0.04)     --      (0.00)+
Distributions from Net Realized Capital Gains.....      (0.80)       (1.28)   (1.68)  (1.62)     --      (0.10)
                                                       ------       ------   ------  ------  ------     ------
Total Distributions...............................      (0.91)       (1.35)   (1.74)  (1.66)     --      (0.10)
                                                       ------       ------   ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD....................     $10.15       $12.13   $13.69  $13.61  $14.10     $12.32
                                                       ======       ======   ======  ======  ======     ======
TOTAL RETURN                                            (9.28)%      (2.64)%  14.74%   8.23%  14.45%     26.35%
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       0.87 %*      0.89 %   0.93%   0.93%   0.98%      1.09%
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................        N/A          N/A      N/A     N/A     N/A       1.08%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.91 %*(b)   0.90 %   0.95%   0.97%   0.94%(b)   1.07%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.36 %*      0.76 %   0.58%   0.49%   0.29%      0.02%
Portfolio Turnover Rate...........................       54.7 %       89.9 %   65.4%  170.0%   90.7%      36.2%
Net Assets, End of Period (in millions)...........     $ 29.5       $ 38.2   $ 36.0  $ 32.6  $ 30.5     $ 19.8

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Lazard Mid Cap Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

I. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lazard Asset Management LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------
               $3,052,648          0.70%   First $500 Million
                                  0.675%   $500 Million to $1 Billion
                                   0.60%   Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                          Expenses Deferred in
                                     ---------------------------------------
              Maximum Expense Ratio    2006         2007      2007    2008
              under current Expense   --------     -------    ------  ----
              Limitation Agreement   Subject to repayment until December 31,
             ----------------------  ---------------------------------------
             Class A Class B Class E   2011         2012      2012    2013
             ------- ------- -------  --------     -------    ------  ----

              0.80%   1.05%   0.95%  $136,118*    $12,726*   $1,126   $--

* On April 27, 2007, the Pioneer Mid Cap Value Portfolio merged with and into the Lazard Mid Cap Portfolio as described in Note 8. The repayment of the subsidy amount for the Pioneer Mid Cap Value Portfolio will occur from the Lazard Mid Cap Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

As a result of the acquisition, the Manager was entitled to a subsidy amount of $148,844, which was repaid by the Portfolio during the period ended June 30, 2008.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                   Shares Issued
                                   in Connection                           Net Increase
                                       with                                 (Decrease)
             Beginning              Acquisition                             in Shares     Ending
              Shares      Sales      (Note 8)    Reinvestments Redemptions Outstanding    Shares
             ---------- ---------- ------------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008  45,269,815 24,200,314  11,592,910     4,265,369   (9,584,021)  30,474,572  75,744,387
 12/31/2007  22,731,003 20,084,582   2,549,182     2,553,077   (2,648,029)  22,538,812  45,269,815

 Class B

 06/30/2008  20,135,331  3,579,117          --     1,621,245   (2,897,106)   2,303,256  22,438,587
 12/31/2007  15,879,390  9,555,197   2,117,803     1,612,580   (9,029,639)   4,255,941  20,135,331

 Class E

 06/30/2008   3,152,420    177,801          --       231,311     (652,787)    (243,675)  2,908,745
 12/31/2007   2,630,859  2,172,124          --       308,006   (1,958,569)     521,561   3,152,420

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                         Sales
         ------------------------------  ------------------------------
         U.S. Government  Non-Government U.S. Government Non-Government
         ---------------  -------------- --------------- --------------

              $--          $616,405,507        $--        $470,687,223

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $1,351,872,487 $40,385,152  $(144,717,535) $(104,332,383)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $241,911,570 $218,151,168 $30,063,658 $248,214,826

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

        Ordinary Income      Long-Term Capital Gain           Total
    ------------------------ ----------------------- -----------------------
       2007         2006        2007        2006        2007        2006
    ------------ ----------- ----------- ----------- ----------- -----------

    $38,716,643  $16,553,650 $21,993,643 $26,102,573 $60,710,286 $42,656,223

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain      (Depreciation) Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ ------------

   $30,991,713   $31,661,509   $(87,092,144)        $--         $(24,438,922)

8. ACQUISITIONS

As of the close of business on April 25, 2008, Lazard Mid Cap Portfolio ("Lazard") acquired all the net assets of Batterymarch Mid-Cap Stock Portfolio ("Batterymarch"), a series of the Trust, pursuant to a plan of reorganization approved by Batterymarch shareholders on February 28, 2008.

The acquisition was accomplished by a tax-free exchange of 11,592,936 Class A shares of Lazard (valued at $125.9 Million) in exchange for 8,385,887 Class A shares of Batterymarch outstanding on April 25, 2008.

Battterymarch Class A net assets at that date ($125.9 Million), including $7,937,924 of unrealized appreciation and $4,066,138 of accumulated net realized losses, were combined with those of Lazard Class A.

The aggregate Class A net assets of Lazard immediately before the acquisition were $586,648,312. The aggregate Class A net assets of Batterymarch immediately before the acquisition were $125,899,280. The aggregate Class A net assets of Lazard immediately after the acquisition were $712,547,592.

As of the close of business on April 27, 2007, Lazard Mid Cap Portfolio ("Lazard") acquired all the net assets of Met/Putnam Capital Opportunities Portfolio ("Met/Putnam") and Pioneer Mid Cap Value Portfolio ("Pioneer"), a series of Met Investors Series Trust, pursuant to a plan of reorganization approved by Met/Putnam and Pioneer shareholders on April 24, 2007.

The acquisition was accomplished by a tax-free exchange of 2,549,182 Class A shares of Lazard (valued at $35.0 Million) and 2,117,803 Class B shares of Lazard (valued at $29.0 Million) in exchange for the 2,220,759 Class A and 722,871 Class B shares of Met/Putnam and 1,561,719 Class A shares of Pioneer outstanding on April 27, 2007.

Met/Putnam Class A net assets at that date ($35.0 Million) and Class B net assets at that date ($11.2 Million), including $7,688,627 of unrealized appreciation and $42,982 of accumulated net realized losses, were combined with those of Lazard Class A and Class B, respectively. Pioneer Class A net assets at that date ($17.7 Million), including $1,577,984 of unrealized appreciation and $280,838 of accumulated net realized losses, were combined with those of Lazard Class B.

The aggregate Class A and Class B net assets of Lazard immediately before the acquisition were $383,289,168 and $247,171,254, respectively. The aggregate Class A and Class B net assets of Met/Putnam immediately before the acquisition were $34,974,776 and $11,229,550, respectively. The aggregate Class A net assets of Pioneer immediately before the acquisition were $17,699,647. The aggregate Class A and Class B net assets of Lazard immediately after the acquisition were $418,263,944 and $276,100,451, respectively.

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    FOR THE PERIOD ENDED 6/30/08
MANAGED BY CLEARBRIDGE ADVISORS, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

During the period ended June 30, 2008, the Portfolio had a return of (8.09)%, (8.24)% and (8.07)% for Class A, B and E shares, respectively, versus (9.04)% for its benchmark, the Russell 3000(R) Growth Index/1/.

PORTFOLIO REVIEW

For the first half of 2008, overall sector allocation made positive contribution to the Portfolio's relative performance compared with the benchmark Russell 3000(R) Growth Index, while overall stock selection detracted from relative performance.

Stock selection in the energy, consumer discretionary, industrials and health care sectors made positive contributions to relative performance. An overweight position in energy and an underweight position in the information technology sector also made positive contributions to performance relative to the benchmark.

Stock selection in the financials and information technology sectors detracted from the Portfolio's relative performance. Overweight positions in health care and consumer discretionary also hurt relative performance. The Portfolio had no significant holdings in the materials, consumer staples and utilities sectors, which detracted from relative performance.

Among individual stock holdings in the Portfolio, Weatherford International Ltd., Anadarko Petroleum Corp., National Oilwell Varco, Inc. and Grant Prideco, Inc. in the energy sector and Millennium Pharmaceuticals in the health care sector made the largest positive contributions to performance. UnitedHealth Group, Inc. in the health care sector, Lehman Brothers Holdings, Inc. and Merrill Lynch & Co. in the financials sector, and Motorola, Inc. and SanDisk Corp. in the information technology sector detracted the most from Portfolio performance.

MARKET ENVIRONMENT/CONDITIONS

The first quarter of 2008 began much the same way the previous year ended, with significant downside volatility and growing concerns about the U.S. financial system. The credit markets continued to show signs of weakness and, as a result, a number of money center and investment banks were forced to take asset markdowns and raise capital. The single event for which the quarter will likely be remembered was the stunning collapse of Bear Stearns in mid-March and the rescue of the firm by JPMorgan Chase and the Federal Reserve. By quarter end, the major averages closed down across the board and had lost between 10% and 20% of their value since the highs set in the summer of 2007.

The second quarter of 2008 began with a broad market rally, leaving the S&P 500(R) Index/2/ and other major averages up mid-single digits by the end of May. The real story of the second quarter, however, was the month of June, which saw a dramatic decline in equity prices, the likes which had not been seen in decades. The Dow Jones Industrial Average/3/ fell 10.2% in June, its biggest June loss since 1930, putting the major averages in, or near, bear market territory (defined as down 20% from peak to trough). The most important reasons for the sharp sell-off included the continued stress on the financial system, especially the credit markets, along with a sharp rise in commodity prices, particularly crude oil.

The major impetus for the declines in bank and brokerage stocks was continued markdowns, especially in both residential and commercial mortgage assets. These markdowns indicated that, contrary to the hopes of some, the credit crisis which began in mid-2007 had not yet run its course. By the end of the second quarter, the precipitous declines left the S&P 500 Financials stock price index down 45.7% from last year's peak to the lowest reading since March 14, 2003.

The second major overhang was the rising price of crude oil and its effect on consumer spending and consumer sentiment. While the magnitude of the rise was certainly unexpected by us (up about $40 per barrel for the quarter), we have written repeatedly about the importance of continued drilling as a way out of our current energy woes and have maintained a significant weighting in energy related securities, particularly oil service/drilling companies, which actually benefit from the need for newer technologies to get more oil and gas out of wells around the world.

CURRENT OUTLOOK/STRATEGY

In the first quarter, we adopted a bullish outlook on U.S. equities, noting that from a historical perspective, valuation, psychology and monetary policy indicated that we were closer to a bottom than at the beginning of a significant further decline. With the markets once again approaching yearly lows at the end of the second quarter, our bullish outlook has only been enhanced and we believe the bottom could prove more durable.

We know that when headlines seem the bleakest, the opportunity to acquire equities at very attractive prices may be the greatest. Interest rates remain at historically low levels, valuations remain compelling, cash balances are significant and commodity prices, while high, could serve as a tailwind if they were to retreat. The pattern that we have seen thus far in 2008 is very reminiscent of that which we encountered from mid-2002 through the spring of 2003, when the market made two

--------
/1/ The Russell 3000(R) Growth Index is an unmanaged index which measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    FOR THE PERIOD ENDED 6/30/08
MANAGED BY CLEARBRIDGE ADVISORS, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

distinct lows in July and October of 2002 before finally bottoming in March 2003. Though past performance is no guarantee of future results, following the March 2003 lows, the market rallied smartly with the S&P 500(R) Index 35% higher 12 months later and 75% higher today.

We focus on well positioned, secular growth companies with strong cash flows and self financing-type business models--companies we feel are positioned to grow their earnings and cash flows on a sustainable basis, even in difficult economies. We recognize the volatility of today's markets and the importance during these times of remaining true to our discipline. We believe our success or failure will be dictated by the success or failure of these companies to fundamentally grow their businesses in a prudent manner.

              RICHARD FREEMAN            EVAN BAUMAN
              Senior Portfolio Manager   Portfolio Manager
              CLEARBRIDGE ADVISORS, LLC  CLEARBRIDGE ADVISORS, LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                    Percent of
                 Description                        Net Assets
                 ---------------------------------------------
                 Anadarko Petroleum Corp              12.81%
                 ---------------------------------------------
                 Weatherford International, Ltd.      12.16%
                 ---------------------------------------------
                 Genzyme Corp.                         7.14%
                 ---------------------------------------------
                 Biogen Idec, Inc.                     5.88%
                 ---------------------------------------------
                 Forest Laboratories, Inc.             5.00%
                 ---------------------------------------------
                 UnitedHealth Group, Inc.              4.42%
                 ---------------------------------------------
                 Comcast Corp NEW                      3.95%
                 ---------------------------------------------
                 Amgen, Inc.                           3.78%
                 ---------------------------------------------
                 National-Oilwell Varco, Inc.          3.29%
                 ---------------------------------------------
                 L-3 Communications Holdings, Inc.     2.73%
                 ---------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

 LOGO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    FOR THE PERIOD ENDED 6/30/08
MANAGED BY CLEARBRIDGE ADVISORS, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

          LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO MANAGED BY
         CLEARBRIDGE ADVISORS, LLC VS. RUSSELL 3000(R) GROWTH INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

             Legg Mason Partners
              Aggressive Growth     Russell 3000/(R)/
                   Portfolio         Growth Index/1/
               ----------------     ------------------
  02/12/2001       $10,000               $10,000
  12/31/2001         7,400                 7,512
  12/31/2002         5,341                 5,406
  12/31/2003         6,991                 7,081
  12/31/2004         7,582                 7,571
  12/31/2005         8,611                 7,963
  12/31/2006         8,461                 8,716
  12/31/2007         8,653                 9,710
  06/30/2008         7,940                 8,832



    ---------------------------------------------------------------
                                 Average Annual Return/2/
                              (for the period ended 6/30/08)
    ---------------------------------------------------------------
                                                          Since
                        6 Months 1 Year  3 Year 5 Year Inception/3/
    ---------------------------------------------------------------
    Legg Mason
    Partners
    Aggressive
    Growth
    Portfolio--Class A   -8.09%  -10.81% 1.62%  5.89%     1.29%
--  Class B              -8.24%  -11.11% 1.38%  5.62%    -3.08%
    Class E              -8.07%  -10.94% 1.49%  5.75%     6.88%
    ---------------------------------------------------------------
    Russell 3000(R)
- - Growth Index/1/      -9.04%   -6.38% 5.93%  7.56%    -0.52%
    ---------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of Class A and E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 3000(R) Growth Index is an unmanaged index which measures the performance of those Russell 3000(R) Index companies with higher price-to- book ratios and higher forecasted growth values. The Index does not include Fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A shares is 1/2/02. Inception of Class B shares is 2/12/01. Inception of Class E shares is 4/17/03. Index returns are based on an inception date of 1/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                  BEGINNING     ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                                  1/1/08        6/30/08       1/1/07-6/30/08
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO   ------------- ------------- --------------

  Class A
  Actual                                            $1,000.00     $  919.10       $3.10
  Hypothetical (5% return before expenses)           1,000.00      1,021.63        3.27
------------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                            $1,000.00     $  917.60       $4.29
  Hypothetical (5% return before expenses)           1,000.00      1,020.39        4.52
------------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                            $1,000.00     $  919.30       $3.82
  Hypothetical (5% return before expenses)           1,000.00      1,020.89        4.20
------------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.65%, 0.90%, and 0.80% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 COMMON STOCKS - 94.4%
 AEROSPACE & DEFENSE - 2.7%
 L-3 Communications Holdings, Inc..................     300,700 $    27,324,609
                                                                ---------------
 BIOTECHNOLOGY - 19.7%
 Amgen, Inc.*......................................     801,700      37,808,172
 Biogen Idec, Inc.*................................   1,053,500      58,880,115
 Genentech, Inc.*..................................      58,200       4,417,380
 Genzyme Corp.*....................................     993,200      71,530,264
 ImClone Systems, Inc.*(a).........................     468,500      18,955,510
 Vertex Pharmaceuticals, Inc.*(a)..................     158,900       5,318,383
                                                                ---------------
                                                                    196,909,824
                                                                ---------------
 CAPITAL MARKETS - 3.3%
 Lehman Brothers Holdings, Inc.(a).................     941,700      18,655,077
 Merrill Lynch & Co., Inc..........................     452,100      14,336,091
                                                                ---------------
                                                                     32,991,168
                                                                ---------------
 COMMUNICATIONS EQUIPMENT - 1.2%
 Arris Group, Inc.*................................     122,915       1,038,632
 Motorola, Inc.....................................     767,300       5,631,982
 Nokia Oyj (ADR)...................................     238,100       5,833,450
                                                                ---------------
                                                                     12,504,064
                                                                ---------------
 COMPUTERS & PERIPHERALS - 1.6%
 SanDisk Corp.*....................................     452,400       8,459,880
 Seagate Technology................................     389,400       7,449,222
                                                                ---------------
                                                                     15,909,102
                                                                ---------------
 DIVERSIFIED FINANCIAL SERVICES - 0.1%
 CIT Group, Inc.(a)................................      79,400         540,714
                                                                ---------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
 Tyco Electronics, Ltd.............................     547,525      19,612,345
                                                                ---------------
 ENERGY EQUIPMENT & SERVICES - 15.5%
 National-Oilwell Varco, Inc.*.....................     371,578      32,966,400
 Weatherford International, Ltd.*..................   2,456,200     121,802,958
                                                                ---------------
                                                                    154,769,358
                                                                ---------------
 HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
 Covidien, Ltd.....................................     427,525      20,474,172
                                                                ---------------
 HEALTH CARE PROVIDERS & SERVICES - 4.4%
 UnitedHealth Group, Inc...........................   1,687,400      44,294,250
                                                                ---------------
 INDUSTRIAL CONGLOMERATES - 2.4%
 Tyco International, Ltd...........................     607,525      24,325,301
                                                                ---------------
 INTERNET & CATALOG RETAIL - 0.5%
 Liberty Media Holding Corp. - Interactive - Class
   A*..............................................     344,200       5,080,392
                                                                ---------------
 MACHINERY - 0.9%
 Pall Corp.........................................     238,100       9,447,808
                                                                ---------------

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 MEDIA - 12.6%
 Cablevision Systems Corp. - Class A*..............   1,014,900 $    22,936,740
 CBS Corp..........................................      79,400       1,547,506
 Comcast Corp. - Class A...........................     159,000       3,016,230
 Comcast Corp. - Class A(a)........................   2,106,100      39,510,436
 Liberty Global, Inc.*(a)..........................      52,900       1,662,647
 Liberty Media Corp. - Capital*....................      79,200       1,140,480
 Liberty Media Holding Corp. - Class A*............     316,800       7,676,064
 Sirius Satellite Radio, Inc.*(a)..................   2,481,200       4,763,904
 Time Warner, Inc..................................   1,726,000      25,544,800
 Viacom, Inc. - Class B*...........................      79,600       2,430,984
 Walt Disney Co. (The).............................     502,500      15,678,000
                                                                ---------------
                                                                    125,907,791
                                                                ---------------
 OIL, GAS & CONSUMABLE FUELS - 12.8%
 Anadarko Petroleum Corp...........................   1,713,300     128,223,372
                                                                ---------------
 PHARMACEUTICALS - 7.6%
 BioMimetic Therapeutics, Inc.*(a).................     145,000       1,728,400
 Forest Laboratories, Inc.*........................   1,442,200      50,102,028
 Johnson & Johnson.................................     185,300      11,922,202
 King Pharmaceuticals, Inc.*.......................     423,700       4,436,139
 Teva Pharmaceutical Industries, Ltd. (ADR)........      52,900       2,422,820
 Valeant Pharmaceuticals International*(a).........     325,100       5,562,461
                                                                ---------------
                                                                     76,174,050
                                                                ---------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
 Broadcom Corp. - Class A*.........................     640,300      17,473,787
 Cirrus Logic, Inc.*(a)............................     291,400       1,620,184
 Cree, Inc.*(a)....................................     109,800       2,504,538
 DSP Group, Inc.*..................................     106,400         744,800
 Intel Corp........................................     264,900       5,690,052
 Micron Technology, Inc.*(a).......................   1,855,100      11,130,600
 RF Micro Devices, Inc.*(a)........................     317,900         921,910
 Teradyne, Inc.*...................................     264,500       2,928,016
                                                                ---------------
                                                                     43,013,887
                                                                ---------------
 SOFTWARE - 0.7%
 Autodesk, Inc.*...................................     193,000       6,525,330
                                                                ---------------
 SPECIALTY RETAIL - 0.1%
 Charming Shoppes, Inc.*(a)........................     177,100         812,889
                                                                ---------------
 Total Common Stocks (Cost $1,014,974,384)                          944,840,426
                                                                ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 9.5%
State Street Bank & Trust Co., Repurchase
  Agreement dated 06/30/08 at 1.120% to
  be repurchased at $59,212,842 on 07/01/08
  collateralized by $58,300,000 FHLB at 4.375%
  due 09/17/10 with a value of $60,398,800........ $ 59,211,000 $    59,211,000
State Street Navigator Securities Lending Prime
  Portfolio(b)....................................   36,378,890      36,378,890
                                                                ---------------
Total Short-Term Investments (Cost $95,589,890)                      95,589,890
                                                                ---------------

TOTAL INVESTMENTS - 103.9% (Cost $1,110,564,274)                  1,040,430,316
                                                                ---------------

Other Assets and Liabilities (net) - (3.9)%                         (39,084,768)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 1,001,345,548
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,004,051,426              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,004,051,426              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $  944,840,426
   Repurchase Agreement                                                        59,211,000
   Cash                                                                                36
   Collateral for securities on loan                                           36,378,890
   Receivable for Trust shares sold                                                15,282
   Dividends receivable                                                           151,051
   Interest receivable                                                              1,842
                                                                           --------------
       Total assets                                                         1,040,598,527
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                      720,766
       Trust shares redeemed                                                    1,273,120
       Distribution and services fees--Class B                                     40,255
       Distribution and services fees--Class E                                        484
       Collateral for securities on loan                                       36,378,890
       Management fee (Note 3)                                                    528,376
       Administration fee                                                           5,211
       Custodian and accounting fees                                              171,233
   Accrued expenses                                                               134,644
                                                                           --------------
       Total liabilities                                                       39,252,979
                                                                           --------------
NET ASSETS                                                                 $1,001,345,548
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $1,056,019,942
   Accumulated net realized gain                                               15,516,584
   Unrealized depreciation on investments                                     (70,133,958)
   Distribution in excess of net investment income                                (57,020)
                                                                           --------------
       Total                                                               $1,001,345,548
                                                                           ==============
NET ASSETS
   Class A                                                                 $  808,067,508
                                                                           ==============
   Class B                                                                    189,479,928
                                                                           ==============
   Class E                                                                      3,798,112
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    117,411,603
                                                                           ==============
   Class B                                                                     28,016,555
                                                                           ==============
   Class E                                                                        558,890
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $         6.88
                                                                           ==============
   Class B                                                                           6.76
                                                                           ==============
   Class E                                                                           6.80
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities
  Lending                                                                  $1,014,974,384

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   2,670,439
   Interest (2)                                                                 865,624
                                                                          -------------
       Total investment income                                                3,536,063
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    3,182,291
   Administration fees                                                           32,324
   Custodian and accounting fees                                                 13,022
   Distribution and services fees--Class B                                      250,627
   Distribution and services fees--Class E                                        3,050
   Audit                                                                         18,971
   Legal                                                                         11,371
   Trustee fees and expenses                                                      7,957
   Shareholder reporting                                                         56,896
   Insurance                                                                      5,598
   Other                                                                         10,875
                                                                          -------------
       Total expenses                                                         3,592,982
                                                                          -------------
   Net investment loss                                                          (56,919)
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on:
       Investments                                                           17,674,290
                                                                          -------------
   Net realized gain on investments                                          17,674,290
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (106,247,962)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (106,247,962)
                                                                          -------------
   Net realized and change in unrealized loss on investments                (88,573,672)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ (88,630,591)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $      31,890
(2)Interest income includes securities lending income of:                       423,493

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
                                                      Period Ended     Year Ended
                                                      June 30, 2008   December 31,
                                                       (Unaudited)        2007
                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income (loss)                      $      (56,919) $       98,923
   Net realized gain on investments                      17,674,290       8,426,629
   Net change in unrealized appreciation
       (depreciation) on investments                   (106,247,962)      9,588,080
                                                     --------------  --------------
   Net increase (decrease) in net assets
       resulting from operations                        (88,630,591)     18,113,632
                                                     --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                               (105,866)     (1,522,845)
     Class B                                                     --              --
     Class E                                                     --          (2,875)
   From net realized gains
     Class A                                             (5,911,432)    (62,016,186)
     Class B                                             (1,455,657)    (22,350,035)
     Class E                                                (29,445)       (515,614)
                                                     --------------  --------------
   Net decrease in net assets resulting from
       distributions                                     (7,502,400)    (86,407,555)
                                                     --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                             52,295,932     305,727,572
     Class B                                              7,865,003      23,837,769
     Class E                                                190,152         380,355
   Net asset value of shares issued through
       dividend reinvestment
     Class A                                              6,017,298      63,539,031
     Class B                                              1,455,657      22,350,035
     Class E                                                 29,445         518,489
   Cost of shares repurchased
     Class A                                            (48,464,678)    (50,819,890)
     Class B                                            (22,835,846)    (61,398,432)
     Class E                                               (617,104)     (1,880,300)
                                                     --------------  --------------
   Net increase (decrease) in net assets from
       capital share transactions                        (4,064,141)    302,254,629
                                                     --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (100,197,132)    233,960,706
   Net assets at beginning of Period                  1,101,542,680     867,581,974
                                                     --------------  --------------
   Net assets at end of Period                       $1,001,345,548  $1,101,542,680
                                                     ==============  ==============
   Net assets at end of period includes
       undistributed (distribution in excess of)
       net investment income                         $      (57,020) $      105,765
                                                     ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                CLASS A
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    ------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ---------------------------------------------
                                                    (UNAUDITED)    2007     2006      2005       2004       2003
                                                   -------------- ------  ------   ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 7.54     $ 8.09  $ 8.70   $ 7.65     $ 7.03     $ 5.37
                                                       ------     ------  ------   ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)...................      (0.00)+     0.01    0.03     0.00 +     0.01      (0.01)
Net Realized/Unrealized Gain (Loss) on Investments      (0.61)      0.22   (0.14)    1.06       0.61       1.67
                                                       ------     ------  ------   ------     ------     ------
Total from Investment Operations..................      (0.61)      0.23   (0.11)    1.06       0.62       1.66
                                                       ------     ------  ------   ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net investment income..............      (0.00)+    (0.02)     --       --         --         --
Distributions from Net Realized Capital Gains.....      (0.05)     (0.76)  (0.50)   (0.01)        --         --
                                                       ------     ------  ------   ------     ------     ------
Total Distributions...............................      (0.05)     (0.78)  (0.50)   (0.01)        --         --
                                                       ------     ------  ------   ------     ------     ------
NET ASSET VALUE, END OF PERIOD....................     $ 6.88     $ 7.54  $ 8.09   $ 8.70     $ 7.65     $ 7.03
                                                       ======     ======  ======   ======     ======     ======
TOTAL RETURN                                            (8.09)%     2.60%  (1.60)%  13.84%      8.82%     30.91 %
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       0.65 %*    0.67%   0.73 %   0.72%      0.90%      0.89 %
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................       0.65 %*    0.67%   0.73 %    N/A        N/A       0.89 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.65 %*    0.67%   0.75 %   0.72%(b)   0.85%(b)   0.90 %(b)
Ratio of Net investment Income to Average Net
  Assets..........................................       0.04 %*    0.07%   0.33 %   0.00%+     0.15%     (0.09)%
Portfolio Turnover Rate...........................        1.3 %      0.7%  190.3 %  121.0%     104.7%      91.5 %
Net Assets, End of Period (in millions)...........     $808.1     $874.6  $607.7   $500.4     $250.8     $ 19.9

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                                 CLASS B
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    ---------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED                FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ------------------------------------------------
                                                    (UNAUDITED)     2007     2006      2005        2004        2003
                                                   -------------- ------   ------   ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 7.42     $ 7.98   $ 8.60   $ 7.58      $ 6.99      $ 5.34
                                                       ------     ------   ------   ------      ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)...................      (0.01)     (0.01)    0.01    (0.02)      (0.01)      (0.02)
Net Realized/Unrealized Gain (Loss) on Investments      (0.60)      0.21    (0.13)    1.05        0.60        1.67
                                                       ------     ------   ------   ------      ------      ------
Total from Investment Operations..................      (0.61)      0.20    (0.12)    1.03        0.59        1.65
                                                       ------     ------   ------   ------      ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............         --         --       --       --          --          --
Distributions from Net Realized Capital Gains.....      (0.05)     (0.76)   (0.50)   (0.01)         --          --
                                                       ------     ------   ------   ------      ------      ------
Total Distributions...............................      (0.05)     (0.76)   (0.50)   (0.01)         --          --
                                                       ------     ------   ------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD....................     $ 6.76     $ 7.42   $ 7.98   $ 8.60      $ 7.58      $ 6.99
                                                       ======     ======   ======   ======      ======      ======
TOTAL RETURN                                            (8.24)%     2.27 %  (1.74)%  13.58 %      8.44 %     30.90 %
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       0.90 %*    0.92 %   0.98 %   0.97 %      1.15 %      1.14 %
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................       0.90 %*    0.92 %   0.98 %    N/A         N/A        1.13 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.90 %*    0.92 %   1.00 %   0.97 %(b)   1.08 %(b)   1.18 %(b)
Ratio of Net Investment Gain (Loss) to Average
  Net Assets......................................      (0.21)%*   (0.18)%   0.10 %  (0.25)%     (0.11)%     (0.37)%
Portfolio Turnover Rate...........................        1.3 %      0.7 %  190.3 %  121.0 %     104.7 %      91.5 %
Net Assets, End of Period (in millions)...........     $189.5     $222.3   $254.0   $277.8      $339.5      $252.6

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                                  CLASS E
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    ---------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ------------------------------------------------
                                                    (UNAUDITED)     2007     2006      2005        2004       2003(B)
                                                   -------------- ------   ------   ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 7.45     $ 8.01   $ 8.62   $ 7.59      $ 6.99      $ 5.65
                                                       ------     ------   ------   ------      ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)...................      (0.00)+    (0.01)    0.02    (0.01)      (0.00)+     (0.01)
Net Realized/Unrealized Gain (Loss) on Investment
  activities......................................      (0.60)      0.21    (0.13)    1.05        0.60        1.35
                                                       ------     ------   ------   ------      ------      ------
Total from Investment Operations..................      (0.60)      0.20    (0.11)    1.04        0.60        1.34
                                                       ------     ------   ------   ------      ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............         --      (0.00)+     --       --          --          --
Distributions from Net Realized Capital Gains.....      (0.05)     (0.76)   (0.50)   (0.01)         --          --
                                                       ------     ------   ------   ------      ------      ------
Total Distributions...............................      (0.05)     (0.76)   (0.50)   (0.01)         --          --
                                                       ------     ------   ------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD....................     $ 6.80     $ 7.45   $ 8.01   $ 8.62      $ 7.59      $ 6.99
                                                       ======     ======   ======   ======      ======      ======
TOTAL RETURN                                            (8.07)%     2.32 %  (1.61)%  13.69 %      8.58 %     23.72 %
Ratio of Expenses to Average Net Assets**.........       0.80 %*    0.82 %   0.88 %   0.87 %      1.05 %      1.10 %*
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................       0.80 %*    0.82 %   0.88 %    N/A         N/A        1.05 %*
Ratio of Expenses to Average Net Assets Before
  Reimbursements and Rebates......................       0.80 %*    0.82 %   0.90 %   0.87 %(c)   0.98 %(c)   1.04 %(c)*
Ratio of Net Investment Loss to Average Net Assets      (0.11)%*   (0.08)%   0.20 %  (0.15)%     (0.05)%     (0.26)%*
Portfolio Turnover Rate...........................        1.3 %      0.7 %  190.3 %  121.0 %     104.7 %      91.5 %
Net Assets, End of Period (in millions)...........     $  3.8     $  4.6   $  5.9   $  6.4      $  5.5      $  4.1

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/17/2003.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Legg Mason Partners Aggressive Growth Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                  Expiring    Expiring
                         Total    12/31/2009  12/31/2010
                         ---      ----------  ----------

                      $2,156,798  $974,417    $1,182,381

Legg Mason Partners Aggressive Growth Portfolio (formerly Janus Aggressive Growth Fund) acquired losses of $7,266,413 in the merger with Janus Growth Portfolio on April 28th, 2003 which are subject to an annual limitation of $1,021,923.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. SHORT SALES - The Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmark, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and
(ii) segregated in connection with short sales.

H. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held and from changes in the contract value of forward foreign currency contracts.

J. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

K. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with ClearBridge Advisors, LLC, (the "Adviser"), an affiliate of Legg Mason Capital Management, Inc., for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30,2008       % per annum   Average Daily Net Assets
         --------------------  -----------  ---------------------------

             $3,182,291          0.65%      First $500 Million

                                 0.60%      $500 Million to $1 Billion

                                 0.55%      $1 Billion to $2 Billion

                                 0.50%      Over $2 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under current Expense Limitation Agreement
                                ------------------------------------------------------------
                            Class A                Class B                Class E
                            -------                -------                -------

                             0.90%                  1.15%                  1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
              Beginning                                        in Shares     Ending
               Shares      Sales    Reinvestments Redemptions Outstanding    Shares
             ----------- ---------- ------------- ----------- ------------ -----------

 Class A

 06/30/2008  116,011,689  7,327,032     829,972   (6,757,090)   1,399,914  117,411,603
 12/31/2007   75,074,455 39,397,462   8,273,311   (6,733,539)  40,937,234  116,011,689

 Class B

 06/30/2008   29,971,698  1,115,276     204,159   (3,274,578)  (1,955,143)  28,016,555
 12/31/2007   31,842,094  3,133,470   2,952,449   (7,956,315)  (1,870,396)  29,971,698

 Class E

 06/30/2008      615,318     27,121       4,112      (87,661)     (56,428)     558,890
 12/31/2007      741,914     49,219      68,312     (244,127)    (126,596)     615,318

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $23,025,692         $--        $13,159,421

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $1,110,564,274 $161,764,381 $(231,898,339)  $(70,133,958)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $37,205,170 $36,378,890 $1,870,135  $38,249,025

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

        Ordinary Income     Long-Term Capital Gain           Total
     ---------------------- ----------------------- -----------------------
        2007       2006        2007        2006        2007        2006
     ---------- ----------- ----------- ----------- ----------- -----------

     $7,292,175 $20,061,310 $79,115,380 $27,684,381 $86,407,555 $47,745,691

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

     $6,625,127     $877,016    $36,113,251     $(2,156,798)    $41,458,596

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.,
CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION,
LLC AND WESTERN ASSET MANAGEMENT COMPANY

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the six month period ended June 30, 2008, the Portfolio had a return of (5.65)% versus (6.75)% for the blended benchmark of 60% S&P 500(R) Index/1/ and 40% Lehman Brothers Government/Credit Index/2/. The equity Portfolio, managed by Batterymarch Financial Management, Inc., had a return of (9.35)%, versus (11.91)% for its benchmark, the S&P 500. The fixed income Portfolio, managed by Western Asset Management Company, had a return of (0.71)% versus 0.98% for its benchmark, the Lehman Brothers Government/Credit Bond Index. The convertible securities Portfolio, managed by ClearBridge Advisors, LLC, had a return of (3.25)%.

PORTFOLIO REVIEW

The equity Portfolio contributed positive relative returns over the past six months. Bottom-up stock selection was the major contributor to the Portfolio's relative outperformance, primarily from stock selection in the financials and materials sectors. Stock selection in health care and health care services contributed negative relative returns, primarily due to holdings in Humana, Inc. and Wellpoint, Inc. which had negative returns of over 45% for the period. The Portfolio's sector over- and underweights contributed modestly positive relative returns. The underweight to financials was the primary contributor of positive relative returns, while the overweight to health care services detracted from performance and contributed negative relative returns.

The fixed income Portfolio contributed negative relative returns over the past six months. The large overweight exposure to the mortgage-backed sector contributed negative relative returns, despite some recovery in the agency pass-through market following the Bear Stearns rescue in March. Exposure to some non-agency issues contributed negative relative returns over the past six months due to rising defaults and uncertainty in that marketplace. The overweight to lower-quality corporate bonds, with an emphasis on financial issues, also contributed negative relative returns. The high-yield sector performed poorly on news of more rating downgrades and a volatile and declining stock market. The Portfolio's moderately long duration strategy, with a concentration on short-dated yields, contributed modestly positive relative returns as Treasuries rallied in the early part of the year. The Portfolio's small TIPS exposure also contributed positive relative returns following a commodity-driven rise in headline inflation.

The convertible securities Portfolio contributed positive relative returns over the past six months. The largest contributor to return for the period was the energy sector which was led by the convertible bonds of GMX Resources, Inc., followed by the securities of Pride International, Inc. The telecommunication services sector was the second largest positive contributor to the convertible securities Portfolio return, led by the securities of Level 3 Communications, Inc. The financial sector was the largest negative contributor to the Portfolio's return. Within that sector, the worst individual performance came from the convertible bonds of BankUnited Financial Corp., followed by the securities of Countrywide Financial Corp. The second largest negative contributor to the Portfolio's return was the Information Technology sector. Within that sector, the negative return was attributable to the convertible bonds of Euronet Worldwide, Inc., followed by the convertible bonds of Cadence Design Systems, Inc.

MARKET ENVIRONMENT/CONDITIONS

Over the past six months the ongoing problems in the credit markets, and the fallout from those problems, dominated investors' attention. After suffering losses on mortgage related debt, banks and other financial intermediaries have been tightening their lending standards sharply for several quarters. This "credit crunch" has clearly begun to have a negative impact on economic growth, and in turn on earnings growth, and stocks fell in the first half of the year as investors digested this reality.

March brought a temporary selling climax in the stock market, when Bear Stearns found itself facing the equivalent of a bank run. It was saved from bankruptcy only by being acquired at a rock bottom price by JPMorgan, which in turn acted only because the U.S. Federal Reserve provided backing for Bear Stearns' riskiest assets. At the same time, the Fed announced that it was willing to lend money directly to investment banks and take their mortgage backed assets as collateral. The Bear Stearns acquisition proved to be quite painful for Bear's shareholders, but it served to spark a kind of relief rally in stocks, as the Fed's actions eased fears of widespread systemic risk in the financial system. The Fed seemed to be implicitly saying that it would be willing to lend enough money to the investment banks to meet any short term funding needs they might have. From its low point on the Monday after the Bear Stearns deal was announced through its high point in mid-May, the S&P 500 rose almost 12%. But the decline resumed from mid-May onward, and by the end of June the S&P 500, as mentioned earlier, was down 11.9% for the year-to-date.

At the same time that stocks began to rally in March, bond yields began to rise, as investors worried anew about inflation. Ten year US Treasury yields rose from 3.31% to 4.27% between mid-March and mid-June. But as stocks resumed their slide, fears about inflation began to subside, and the ten-year yield fell back to 3.97% by the end of June.

CURRENT OUTLOOK/STRATEGY

In evaluating the prospects for stocks, we focus on the components that make up an equity investor's total return. Simply stated, the total return

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Lehman Brothers Government/Credit Bond Index is a weighted composite of the Lehman Brothers Government Bond Index, which is a broad-based index of all public debt obligations of the U.S. Government and its agencies and has an average maturity of nine years and the Lehman Brothers Credit Bond Index, which is comprised of all public fixed-rate non-convertible investment grade domestic corporate debt, excluding collateralized mortgage obligations. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.,
CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION,
LLC AND WESTERN ASSET MANAGEMENT COMPANY

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


consists of the product of the growth in earnings times the change in the price/earnings multiple (i.e., changes in how much the market pays for a dollar of earnings), added to the dividend yield, if any. The bull market in equities that began in early 2003 was driven entirely by a surge in earnings growth. Price/earnings multiples contracted steadily through the bull market, while dividends made a modest contribution to the total return. The surge in earnings growth from 2003 to 2007 was, in fact, unprecedented. At the end of September of 2007, the trailing five year earnings growth rate for the MSCI World Index/3/ hit 24.1%. Prior to this cycle, the 5-year earnings growth rate for the index had never topped 15% in its history, going back to 1974.

By the early part of 2008, though, we concluded that earnings growth was set to decelerate sharply, and that global earnings were in fact likely to fall. We based our conclusion on a number of factors: 1) As mentioned earlier, banks in the U.S. and Europe were tightening their lending standards for every type of lending. Credit is the lifeblood of the economy, and if access to credit is significantly restricted for any length of time, it's hard for the economy to grow. Historically, there has been a pretty good relationship between banks' lending standards and profit growth. When banks start tightening their credit standards, profit growth falls. If banks make it really hard to get credit, profit growth actually turns negative. And that was where we seemed to be heading at the time. 2) Leading indicators of economic activity had begun to fall. This too has been a sign of an impending decline in profits in the past.
3) Return on equity had been running at extremely high levels over the last couple of years. This has served as a good contrary indicator of future profit growth. Historically, when ROE has been high, subsequent growth in earnings has been poor or negative. We believe that this is because in times of high ROE, companies tend to invest their profits unwisely, frequently in acquisitions that do not turn out well. Note that merger activity was at an all time high in mid-2007. 4) Earnings were more than 40% above their long term trend, thanks to that 24% annualized earnings growth. Earnings have tended to revert to their long term trend whenever they have strayed more than 15% or so away from that trend.

For all these reasons, we felt earnings were likely to decline over the next year or longer, and stocks tend to underperform bonds when earnings are falling. As a result, we moved to an overweight in bonds and an underweight in equities while remaining neutral convertibles in the month of February 2008.

After the kind of sharp decline we have been seeing in recent weeks, we wouldn't be surprised to see a "bounce" in stocks at some point soon, but we still don't think that the conditions are in place for a sustainable rally in stocks that would make us raise our allocation to equities. What do we think we need to see before that happens? Two things. First, a recapitalization of the banking system in the U.S., and to a lesser extent, Europe. Despite years of "disintermediation," banks still play a critical role in creating credit. With their balance sheets weakened by losses on mortgage related securities, many banks need more capital if they are to be able to start lending money out at a pace that will sustain higher economic growth. Unfortunately, they need to raise capital just at a time when investors are losing their appetite for risk, so the recapitalization process is going to take a while. The second thing that is needed is simple--time. Today, managers at banks and brokerage firms are all too keenly aware of the financial pain that their loose lending practices caused. It is simply natural that there will be an overreaction--they will swing too far in the opposite direction, and will tighten their lending standards too much, and for too long, until the memories of today's problems begin to fade. Even when they have more capital to lend, they will be stingy with it for a while. As a result, we think economic growth will remain sluggish, if not negative, for at least the next several quarters. That, in turn, means that we don't expect an immediate recovery for equities, and so the total Portfolio remains overweight fixed income, underweight equities and neutral convertible securities.

TEAM MANAGED

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

YU-NIEN (CHARLES) KO, CFA
Co-Director and Senior Portfolio Manager, U.S. Investments

STEPHEN A. LANZENDORF, CFA
Co-Director and Senior Portfolio Manager, U.S. Investments

CLEARBRIDGE ADVISORS, LLC

PETER D. LUKE
Senior Portfolio Manager, Convertible Strategies

LEGG MASON GLOBAL ASSETS ALLOCATION, LLC

STEVEN BLEIBERG
President and Chief Investment Officer, Asset Allocation

ANDREW PURDY
Portfolio Manager, Asset Allocation

WESTERN ASSET MANAGEMENT COMPANY

S. KENNETH LEECH
Chief Investment Officer

STEPHEN A. WALSH
Deputy Chief Investment Officer

CARL L. EICHSTAEDT
Portfolio Manager

MARK LINDBLOOM
Portfolio Manager

EDWARD A. MOODY
Portfolio Manager

--------
/3/ The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.,
CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION,
LLC AND WESTERN ASSET MANAGEMENT COMPANY

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



The views expressed above are those of the investment subadvisory firms and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                             Percent of
         Description                                         Net Assets
         --------------------------------------------------------------
         U.S. Treasury Note (4.250%, due 11/15/17)             4.91%
         --------------------------------------------------------------
         Federal National Mortgage Assoc. (6.000%, due TBA)    3.88%
         --------------------------------------------------------------
         U.S. Treasury Note (4.750%, due 08/15/17)             3.38%
         --------------------------------------------------------------
         U.S. Treasury Note (3.875%, due 05/15/18)             2.57%
         --------------------------------------------------------------
         Exxon Mobil Corp.                                     2.44%
         --------------------------------------------------------------
         Bundesrepublik Deutschland (4.250%, due 01/04/14)     1.95%
         --------------------------------------------------------------
         U.S. Treasury Note (6.375%, due 08/15/17)             1.47%
         --------------------------------------------------------------
         Microsoft Corp.                                       1.44%
         --------------------------------------------------------------
         Wal-Mart Stores, Inc.                                 1.36%
         --------------------------------------------------------------
         Chevron Corp.                                         1.24%
         --------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                          [CHART]

Common Stock                                          52.1%
Asset-Backed Securities                                4.1%
Foreign Bonds & Debt Securities                        2.5%
Convertible Preferred Stock                            0.4%
Convertible Bonds                                      3.7%
Domestic Bonds & Debt Securities                      19.6%
U.S. Government Agency Mortgage Backed Securities      5.3%
U.S. Government & Agency Obligations                  12.3%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO       FOR THE PERIOD ENDED 6/30/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.,
CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION,
LLC AND WESTERN ASSET MANAGEMENT COMPANY

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

            LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC., CLEARBRIDGE ADVISORS, LLC, LEGG MASON
 GLOBAL ASSET ALLOCATION, LLC AND WESTERN ASSET MANAGEMENT COMPANY VS. LEHMAN
                 BROTHERS GOVERNMENT/CREDIT BOND INDEX/1/ AND
                              S&P 500(R) INDEX/2/
                           Growth Based on $10,000+

                                  [CHART]

            Legg Mason Partners    Lehman Brothers
               Managed Assets     Government/Credit     S&P 500/R/
             Portfolio-Class A       Bond Index/1/        Index
             -----------------    -----------------   -------------
12/31/1997        $12,131             $10,000            $10,000
12/31/1998         14,732              10,947             12,858
12/31/1999         16,827              10,712             15,563
12/31/2000         16,554              11,980             14,146
12/31/2001         15,713              12,999             12,465
12/31/2002         14,362              14,432              9,710
12/31/2003         17,519              15,107             12,495
12/31/2004         19,172              15,743             13,855
12/31/2005         19,909              16,112             14,535
12/31/2006         22,061              16,724             16,830
12/31/2007         23,459              17,936             17,754
06/30/2008         22,134              18,112             15,639

    ------------------------------------------------------------------------
                                      Average Annual Return/3/
                                   (for the period ended 6/30/08)
    ------------------------------------------------------------------------
                                                                   Since
                         6 Months 1 Year  3 Year 5 Year 10 Year Inception/4/
    ------------------------------------------------------------------------
    Legg Mason
    Partners
    Managed Assets
    Portfolio--
--  Class A               -5.65%   -4.54% 4.98%  6.71%   4.93%     8.46%
    ------------------------------------------------------------------------
    Lehman Brothers
    Government/
    Credit Bond
--  Index/1/               0.98%    7.24% 3.84%  3.58%   5.69%     8.32%
    ------------------------------------------------------------------------
- - S&P 500(R) Index/2/  -11.91%  -13.12% 4.41%  7.58%   2.88%    11.62%
    ------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The Lehman Brothers Government/Credit Bond Index is a weighted composite of the Lehman Brothers Government Bond Index, which is a broad-based index of all public debt obligations of the U.S. Government and its agencies and has an average maturity of nine years and the Lehman Brothers Credit Bond Index, which is comprised of all public fixed-rate non-convertible investment grade domestic corporate debt, excluding collateralized mortgage obligations. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/4/Inception of Class A shares is 4/08/1983. Index returns are based on an inception date of 4/1/1983.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.


--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                               BEGINNING     ENDING        EXPENSES PAID
                                               ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                               1/1/08        6/30/08       1/1/08-6/30/08
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO   ------------- ------------- --------------

  Class A
  Actual                                         $1,000.00     $  943.50       $2.90
  Hypothetical (5% return before expenses)        1,000.00      1,021.88        3.02
---------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 --------------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 --------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - 4.2%
 Banc of America Funding Corp. 2.562%, due 07/20/36 $    248,880 $     228,780
 Bayview Commercial Asset Trust
   2.753%, due 04/25/36 (144A)(a)(b)...............      672,148       579,566
   2.713%, due 07/25/36 (144A)(a)(b)...............      818,320       687,103
 Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2002-2, Class 1A5 5.833%,
   due 04/25/32....................................      276,348       245,751
 Countrywide Asset-Backed Certificates 3.153%, due
   07/25/34........................................      290,000       261,138
   5.071%, due 04/25/35............................      571,821       454,061
   2.933%, due 03/25/47 (144A)(a)(b)...............      689,908       483,259
 Countrywide Home Loan Mortgage Pass Through
   Trust 2.823%, due 02/25/35......................      512,135       407,508
 Credit Suisse Mortgage Capital Certificates
   5.467%, due 09/15/39............................      370,000       352,409
 Delta Air Lines, Inc. 6.821%, due 08/10/22
   (144A)(b).......................................       97,284        82,205
 Deutsche Mortgage Securities Inc. 5.087%, due
   06/26/35........................................      280,000       235,691
 Finance America Mortgage Loan Trust 3.533%, due
   09/25/33........................................      276,612       249,837
 Fremont Home Loan Trust 3.533%, due 12/25/33......      257,162       218,078
 Greenpoint Mortgage Funding Trust 2.883%, due
   09/25/34........................................      350,000       245,499
 Harborview Mortgage Loan Trust 3.483%, due
   11/25/47........................................      287,786       229,328
 Master Adjustable Rate Mortgages Trust 4.626%,
   due 09/25/33....................................      478,852       426,100
 Master Reperforming Loan Trust 2.833%, due
   05/25/35........................................      515,608       455,655
   5.894%, due 05/25/36............................      491,914       452,561
 MLCC Mortgage Investors Inc. 5.377%, due 02/25/36.      241,280       233,388
 Morgan Stanley Home Equity Loans 2.803%, due
   09/25/35........................................      530,000       467,683
 Nelnet Student Loan Trust 4.100%, due 04/25/24....      150,000       148,498
 Residential Asset Securities Corp. 6.349%, due
   03/25/32........................................      252,885       176,185
 Structured Asset Securities Corp. 2.733%, due
   11/25/37........................................      233,184       211,707
 Terwin Mortgage Trust 4.750%, due 10/25/37........      176,814        46,449

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - CONTINUED
 WaMu Mortgage Pass Through Certificates 5.954%,
   due 08/25/36.................................... $    270,000 $     211,182
   5.759%, due 11/25/36............................      550,000       471,554
   2.803%, due 08/25/45............................      508,920       405,750
   2.763%, due 11/25/45............................      554,368       420,078
                                                                 -------------
 Total Asset-backed Securities (Cost $9,756,462)                     9,087,003
                                                                 -------------

 DOMESTIC BONDS & DEBT SECURITIES - 20.2%
 AEROSPACE & DEFENSE - 0.0%
 L-3 Communications Corp. 6.375%, due 10/15/15.....       65,000        61,100
                                                                 -------------
 AIRLINES - 0.1%
 Continental Airlines, Inc. 5.983%, due 04/19/22...      300,000       247,500
                                                                 -------------
 AUTOMOBILES - 0.3%
 DaimlerChrysler North America Holding Corp.
   5.875%, due 03/15/11............................      360,000       381,264
 Ford Motor Co. 7.450%, due 07/16/31(c)............      530,000       311,375
                                                                 -------------
                                                                       692,639
                                                                 -------------
 BIOTECHNOLOGY - 0.1%
 FMC Finance III S.A. 6.875%, due 07/15/17.........       90,000        88,875
                                                                 -------------
 CAPITAL MARKETS - 1.3%
 Bear Stearns Cos., Inc. (The) 5.550%, due
   01/22/17(c).....................................      380,000       351,788
   6.400%, due 10/02/17............................      240,000       237,574
 Goldman Sachs Capital II 5.793%, due 12/29/49.....       10,000         6,959
 Goldman Sachs Group, Inc. 5.625%, due 01/15/17....      650,000       603,256
 Lehman Brothers Holdings Capital Trust V 5.857%,
   due 11/29/49....................................       20,000        13,060
 Lehman Brothers Holdings, Inc. 6.200%, due
   09/26/14........................................       60,000        57,341
   6.500%, due 07/19/17............................      870,000       806,188
 Morgan Stanley 5.050%, due 01/21/11...............      600,000       593,507
   3.184%, due 10/18/16(a).........................       80,000        69,519
                                                                 -------------
                                                                     2,739,192
                                                                 -------------
 CHEMICALS - 0.0%
 Westlake Chemical Corp. 6.625%, due 01/15/16......       40,000        33,800
                                                                 -------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
 Bear Stearns Commercial Mortgage Securities
   5.405%, due 12/11/40............................      600,000       582,864
 Indymac Index Mortgage Loan Trust 2.793%, due
   06/25/34(a).....................................      122,255       108,430

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
 Lake Country Mortgage Loan Trust 2.613%, due
   07/25/34 (144A)(a)(b)........................... $    158,602 $     157,143
 Morgan Stanley Capital I 5.332%, due 12/15/43.....      510,000       480,614
 Wells Fargo Mortgage Backed Securities Trust
   3.541%, due 09/25/34............................    1,000,000       989,514
                                                                 -------------
                                                                     2,318,565
                                                                 -------------
 COMMERCIAL BANKS - 1.2%
 BAC Capital Trust XIV 5.630%, due 12/31/49........      150,000       117,141
 Banc of America Commercial Mortgage, Inc., Class
   AJ 4.870%, due 12/10/42.........................      450,000       393,104
 Glitnir Banki HF 6.330%, due 07/28/11 (144A)(b)...      100,000        81,163
   6.375%, due 09/25/12 (144A)(b)..................      100,000        86,029
   6.693%, due 06/15/16 (144A)(b)..................      230,000       147,993
 Merrill Lynch/Countrywide Commercial Mortgage
   Trust 5.485%, due 03/12/51......................      220,000       205,329
 Rabobank Capital Fund Trust III 5.254%, due
   12/31/16 (144A)(b)..............................      200,000       172,035
 RBS Capital Trust I 4.709%, due 12/29/49..........      300,000       260,990
 Royal Bank of Scotland Group Plc 5.050%, due
   01/08/15(c).....................................      300,000       284,831
   7.640%, due 03/31/49............................      100,000        91,579
 Santander Issuances, S.A. Unipersonal 5.805%, due
   06/20/16 (144A)(b)..............................      170,000       164,373
 Shinsei Finance Cayman, Ltd. 6.418%, due 01/29/49
   (144A)(b).......................................      200,000       140,652
 SunTrust Capital VIII 6.100%, due 12/15/36........      260,000       207,098
 Wachovia Bank North America 4.800%, due
   11/01/14(c).....................................      200,000       181,355
 Wells Fargo Capital X 5.950%, due 12/15/36........      100,000        91,010
                                                                 -------------
                                                                     2,624,682
                                                                 -------------
 COMMERCIAL SERVICES & SUPPLIES - 0.3%
 Intergas Finance B.V. 6.375%, due 05/14/17
   (144A)(b)(c)....................................      260,000       232,050
 Waste Management, Inc. 6.375%, due 11/15/12.......      370,000       380,006
                                                                 -------------
                                                                       612,056
                                                                 -------------
 COMMUNICATIONS EQUIPMENT - 0.2%
 Countrywide Alternative Loan Trust 2.723%, due
   12/25/46(a).....................................      844,403       484,761
                                                                 -------------

 --------------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 --------------------------------------------------------------------------------

 COMPUTERS & PERIPHERALS - 0.0%
 Electronic Data Systems Corp. 7.125%, due 10/15/09 $     10,000 $      10,316
                                                                 -------------
 CONSUMER FINANCE - 1.5%
 American Express Co. 6.800%, due 09/01/66.........      400,000       370,379
 Capital One Bank 5.000%, due 06/15/09.............      310,000       309,608
 Capital One Financial Corp. 5.500%, due 06/01/15..       80,000        72,033
 Ford Motor Credit Co. LLC 5.700%, due 01/15/10....      100,000        85,346
   7.375%, due 10/28/09............................    1,400,000     1,275,470
   10.250%/9.750%, due 09/15/10(d).................      270,000       235,518
 General Motors Acceptance Corp. LLC 5.850%, due
   01/14/09(c).....................................       50,000        47,485
 GMAC LLC 8.000%, due 11/01/31(c)..................      200,000       130,373
   6.625%, due 05/15/12............................    1,020,000       700,279
                                                                 -------------
                                                                     3,226,491
                                                                 -------------
 DIVERSIFIED FINANCIAL SERVICES - 4.8%
 Aiful Corp. 5.000%, due 08/10/10 (144A)(b)........      200,000       178,000
 AIG SunAmerica Global Financing VII 5.850%, due
   08/01/08 (144A)(b)..............................      400,000       400,417
 American General Finance Corp. 3.875%, due
   10/01/09........................................      800,000       783,751
 Bank of America Corp. 5.375%, due 06/15/14........      250,000       245,839
   8.000%, due 12/29/49............................      150,000       140,759
   8.125%, due 12/29/49............................       20,000        18,930
 Citigroup, Inc. 5.500%, due 04/11/13..............      230,000       224,707
   6.125%, due 08/25/36............................      810,000       687,147
   6.875%, due 03/05/38............................      220,000       212,299
 Credit Suisse First Boston USA, Inc. 6.125%, due
   11/15/11........................................      140,000       143,843
 Credit Suisse Guernsey, Ltd. 5.860%, due 05/29/49.      250,000       208,754
 General Electric Capital Corp. 5.450%, due
   01/15/13........................................       40,000        40,874
   6.375%, due 11/15/67............................      330,000       312,654
 Glen Meadow Pass-Through Trust 6.505%, due
   02/12/67 (144A)(b)..............................      100,000        85,010
 Goldman Sachs Capital I, Capital Securities
   6.345%, due 02/15/34(c).........................      200,000       170,035
 Goldman Sachs Group, Inc. 4.500%, due 06/15/10....      130,000       130,235
 HSBC Finance Corp. 6.375%, due 10/15/11...........    1,100,000     1,125,847

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 DIVERSIFIED FINANCIAL SERVICES - CONTINUED
 JPMorgan Chase & Co. 5.250%, due 05/01/15......... $    400,000 $     388,398
   5.125%, due 09/15/14............................      360,000       350,498
   5.150%, due 10/01/15............................      190,000       183,214
 JPMorgan Chase Commercial Mortgage Securities
    Corp.
   Series 2004-C3, Class AJ 4.922%, due 01/15/42...      600,000       524,164
   Series 2005-LDP4, Class AM 4.999%, due 10/15/42.      430,000       401,644
 Kaupthing Bank HF 7.625%, due 02/28/15
   (144A)(a)(e)....................................      580,000       523,914
 Lehman Brothers Holdings, Inc. 4.476%, due
   09/15/22(a).....................................      430,000       417,103
 Merrill Lynch & Co., Inc. Series C 4.250%, due
   02/08/10........................................      170,000       166,414
   5.000%, due 01/15/15............................      170,000       155,113
   6.110%, due 01/29/37............................      730,000       581,476
 Residential Capital LLC 8.500%/0.00%, due
   05/15/10(d).....................................       63,000        53,235
   9.625%, due 05/15/15............................      700,000       343,000
 Resona Preferred Global Securities Cayman,
   Ltd. 7.191%, due 12/29/49 (144A)(b).............      120,000       110,955
 SLM Corp. 5.000%, due 10/01/13....................      160,000       138,500
   5.375%, due 05/15/14............................      385,000       338,646
   5.050%, due 11/14/14............................       40,000        34,016
   5.000%, due 04/15/15(c).........................       10,000         8,473
   5.625%, due 08/01/33............................       30,000        22,654
 TNK-BP Finance S.A. 7.500%, due 07/18/16 (144A)(b)      190,000       180,253
   7.875%, due 03/13/18 (144A)(b)..................      100,000        96,750
                                                                 -------------
                                                                    10,127,521
                                                                 -------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
 AT&T, Inc. 5.500%, due 02/01/18...................      340,000       330,066
 Citizens Communications Co. 7.125%, due 03/15/19..       20,000        18,000
   7.875%, due 01/15/27............................       35,000        30,800
 Deutsche Telekom International Finance B.V.
   8.750%/0.00%, due 06/15/30(d)...................      330,000       379,626
 France Telecom S.A. 8.500%, due 03/01/31..........      150,000       182,068
 Qwest Corp. 6.875%, due 09/15/33..................       40,000        33,200
   7.500%, due 10/01/14............................       30,000        29,025

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
 Royal KPN N.V. 8.000%, due 10/01/10............... $    350,000 $     370,503
 SBC Communications, Inc. 6.450%, due 06/15/34.....      300,000       290,530
 Sprint Capital Corp. 8.375%, due 03/15/12.........      560,000       554,833
 Telecom Italia Capital S.A. 5.250%, due 10/01/15..      200,000       183,300
   6.000%, due 09/30/34............................      240,000       206,019
 Verizon Global Funding Corp. 7.375%, due 09/01/12.      120,000       129,590
 Verizon New York, Inc. 6.875%, due 04/01/12.......      270,000       281,813
 Windstream Corp. 8.625%, due 08/01/16.............       50,000        50,125
                                                                 -------------
                                                                     3,069,498
                                                                 -------------
 ELECTRIC UTILITIES - 1.0%
 Duke Energy Corp. 5.625%, due 11/30/12(c).........      170,000       175,090
 Exelon Corp. 5.625%, due 06/15/35.................      205,000       177,259
 FirstEnergy Corp. 6.450%, due 11/15/11............      250,000       256,717
   7.375%, due 11/15/31............................      525,000       572,537
 Pacific Gas & Electric Co. 6.050%, due 03/01/34...      210,000       203,134
   5.800%, due 03/01/37............................       20,000        18,709
 SP PowerAssets, Ltd. 5.000%, due 10/22/13.........      700,000       699,916
                                                                 -------------
                                                                     2,103,362
                                                                 -------------
 FOOD & STAPLES RETAILING - 0.4%
 CVS Caremark Corp. 6.943%, due 01/10/30 (144A)(b).      406,815       392,070
 Private Export Funding Corp. 3.550%, due 04/15/13.      220,000       213,314
 Wal-Mart Stores, Inc. 5.800%, due 02/15/18........      120,000       124,476
   6.200%, due 04/15/38............................       80,000        78,868
                                                                 -------------
                                                                       808,728
                                                                 -------------
 GAS UTILITIES - 0.1%
 Transocean, Inc. 5.250%, due 03/15/13.............      260,000       262,987
                                                                 -------------
 HEALTH CARE PROVIDERS & SERVICES - 0.5%
 American Home Mortgage Investment Trust 5.294%,
   due 06/25/45(a).................................      506,512       427,002
 Cardinal Health, Inc. 5.850%, due 12/15/17........      220,000       215,545

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 HEALTH CARE PROVIDERS & SERVICES - CONTINUED
 HCA, Inc. 5.750%, due 03/15/14.................... $    358,000 $     299,825
 Humana Inc. 7.200%, due 06/15/18..................       50,000        49,627
 WellPoint, Inc. 5.875%, due 06/15/17..............       10,000         9,683
                                                                 -------------
                                                                     1,001,682
                                                                 -------------
 HOTELS, RESTAURANTS & LEISURE - 0.1%
 MGM MIRAGE, Inc. 7.625%, due 01/15/17(c)..........      120,000        99,300
                                                                 -------------
 HOUSEHOLD DURABLES - 0.2%
 KazMunaiGaz Finance Subordinated BV 8.375%, due
   07/02/13........................................      220,000       220,385
 Washington Mutual, Inc. 5.933%, due 09/25/36......      240,718       226,202
                                                                 -------------
                                                                       446,587
                                                                 -------------
 INDUSTRIAL CONGLOMERATES - 0.4%
 General Electric Co. 5.000%, due 02/01/13.........      250,000       252,055
 Tyco International Group S.A. 6.000%, due 11/15/13      630,000       608,578
                                                                 -------------
                                                                       860,633
                                                                 -------------
 INSURANCE - 0.3%
 American International Group, Inc. 5.850%, due
   01/16/18........................................       30,000        28,156
   6.250%, due 03/15/37............................       50,000        39,250
 Berkshire Hathaway Finance Corp. 4.750%, due
   05/15/12(c).....................................      230,000       233,357
 Travelers Cos., Inc. (The) 6.250%, due 03/15/37...      390,000       335,602
                                                                 -------------
                                                                       636,365
                                                                 -------------
 LEISURE EQUIPMENT & PRODUCTS - 0.1%
 RSHB Capital (Russian Agricultural Bank) S.A.
   6.299%, due 05/15/17 (144A)(b)..................      260,000       240,539
                                                                 -------------
 MACHINERY - 0.4%
 Wachovia Bank Commercial Mortgage Trust 4.935%,
   due 04/15/42....................................      260,000       246,845
 Wachovia Bank North America 3.164%, due 11/03/14..      700,000       636,725
                                                                 -------------
                                                                       883,570
                                                                 -------------
 MEDIA - 0.7%
 Clear Channel Communications, Inc. 6.250%, due
   03/15/11........................................      190,000       161,121
 Comcast Cable Communications, Inc. 8.875%, due
   05/01/17........................................      880,000     1,010,738
 Comcast Corp. 6.500%, due 01/15/17................       10,000        10,076

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 MEDIA - CONTINUED
 EchoStar DBS Corp. 7.000%, due 10/01/13........... $     60,000 $      57,450
   7.750%, due 05/31/15............................        5,000         4,900
 News America, Inc. 6.200%, due 12/15/34...........       20,000        18,501
   6.650%, due 11/15/37 (144A)(b)..................       10,000         9,795
 Time Warner Cos., Inc. 7.625%, due 04/15/31.......      260,000       264,679
                                                                 -------------
                                                                     1,537,260
                                                                 -------------
 METALS & MINING - 0.3%
 Freeport McMoRan Copper & Gold, Inc. 8.375%, due
   04/01/17........................................       90,000        95,098
 Rio Tinto Finance USA Ltd. 6.500%, due 07/15/18...      200,000       200,973
 Steel Dynamics, Inc. 7.375%, due 11/01/12
   (144A)(b).......................................       15,000        15,075
   6.750%, due 04/01/15............................       45,000        43,312
 Vale Overseas, Ltd. 6.875%, due 11/21/36..........      335,000       312,801
                                                                 -------------
                                                                       667,259
                                                                 -------------
 OIL, GAS & CONSUMABLE FUELS - 1.8%
 Anadarko Finance Co., Series B 6.750%, due
   05/01/11........................................      110,000       114,415
   7.500%, due 05/01/31............................       90,000        96,746
 Anadarko Petroleum Corp. 5.950%, due 09/15/16.....      240,000       240,515
   6.450%, due 09/15/36............................      180,000       178,247
 Chesapeake Energy Corp. 6.375%, due 06/15/15......       20,000        19,000
   6.875%, due 01/15/16............................       95,000        92,150
 ConocoPhillips Holding Co. 6.950%, due 04/15/29...      615,000       676,422
 Gaz Capital (GAZPROM) 6.212%, due 11/22/16
   (144A)(b).......................................      240,000       224,832
   6.510%, due 03/07/22 (144A)(b)..................      130,000       117,000
 Kerr-McGee Corp. 6.950%, due 07/01/24.............       90,000        93,580
   7.875%, due 09/15/31............................       40,000        46,671
 Kinder Morgan Energy Partners LP 5.125%, due
   11/15/14........................................      200,000       188,387
   6.300%, due 02/01/09............................       10,000        10,103
   6.750%, due 03/15/11............................       30,000        30,942
   6.000%, due 02/01/17(c).........................       20,000        19,795
   6.950%, due 01/15/38............................      200,000       199,122
 Peabody Energy Corp. 6.875%, due 03/15/13.........       20,000        20,150
 Pemex Project Funding Master Trust 6.625%, due
   06/15/35(c).....................................      305,000       302,439

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 OIL, GAS & CONSUMABLE FUELS - CONTINUED
 Petrobras International Finance Co. 6.125%, due
   10/06/16........................................ $    180,000 $     180,900
 SMFG Preferred Capital 6.078%, due 01/29/49
   (144A)(b).......................................      340,000       289,180
 TXU Corp. 5.550%, due 11/15/14....................       70,000        55,151
   6.500%, due 11/15/24............................       10,000         7,428
   6.550%, due 11/15/34(c).........................       70,000        51,350
 Williams Cos., Inc. 7.875%, due 09/01/21..........       90,000        95,850
   7.500%, due 01/15/31............................       50,000        50,813
   7.750%, due 06/15/31............................      265,000       276,925
   8.750%/0.00%, due 03/15/32(d)...................       10,000        11,400
 XTO Energy, Inc. 6.100%, due 04/01/36.............      240,000       229,334
                                                                 -------------
                                                                     3,918,847
                                                                 -------------
 PAPER & FOREST PRODUCTS - 0.1%
 Weyerhaeuser Co. 6.750%, due 03/15/12.............      210,000       216,459
                                                                 -------------
 PHARMACEUTICALS - 0.2%
 Wyeth 5.950%, due 04/01/37........................      500,000       483,250
                                                                 -------------
 REAL ESTATE - 0.0%
 Ventas Realty LP/Ventas Capital Corp. 6.750%, due
   04/01/17........................................       60,000        57,900
                                                                 -------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
 GMAC Mortgage Corp. Loan Trust 2.723%, due
   10/25/34(a).....................................      650,797       509,975
 iStar Financial, Inc. 6.000%, due 12/15/10(c).....      300,000       255,888
 Thornburg Mortgage Securities Trust 2.593%, due
   06/25/46(a).....................................      238,100       236,091
                                                                 -------------
                                                                     1,001,954
                                                                 -------------
 ROAD & RAIL - 0.1%
 Landsbanki Islands HF 6.100%,
   due 08/25/11 (144A)(b)..........................      320,000       282,314
                                                                 -------------
 THRIFTS & MORTGAGE FINANCE - 0.5%
 Countrywide Financial Corp. 2.923%,
   due 01/05/09(a).................................       70,000        68,639
 Indymac Index Mortgage Loan Trust 5.383%, due
   10/25/35........................................      359,419       286,831
 Washington Mutual Bank F.A. 5.125%, due 01/15/15..      400,000       308,402
 Washington Mutual Master Note Trust 2.490%, due
   09/15/13 (144A)(a)(b)...........................      470,000       442,980
                                                                 -------------
                                                                     1,106,852
                                                                 -------------

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 TOBACCO - 0.0%
 Reynolds American, Inc. 6.750%, due 06/15/17...... $     70,000 $      69,864
                                                                 -------------
 WIRELESS TELECOMMUNICATION SERVICES - 0.1%
 America Movil S.A.B. de C.V. 5.625%, due 11/15/17.       90,000        87,128
 Nextel Communications, Inc. 6.875%, due 10/31/13..      150,000       126,840
                                                                 -------------
                                                                       213,968
                                                                 -------------
 Total Domestic Bonds & Debt Securities (Cost
 $46,423,258)                                                       43,236,676
                                                                 -------------

 U. S. GOVERNMENT & AGENCY OBLIGATIONS - 18.2%
 Federal Agricultural Mortgage Corp. 5.125%, due
   04/19/17 (144A)(b)..............................      400,000       411,032
 Federal Home Loan Mortgage Corp.
   5.600%, due 09/26/13............................      110,000       110,634
   5.500%, due 07/15/36............................      360,000       374,998
 Federal National Mortgage Assoc.
   6.500%, due 12/01/27............................       10,124        10,537
   6.000%, due 03/01/28-08/01/28...................      295,418       300,907
   5.500%, due 08/01/28............................       93,703        93,130
   5.000%, due 09/01/35(a).........................      830,166       798,662
   5.148%, due 09/01/35(a).........................           37            38
   5.000%, due 02/01/36............................      139,807       134,501
   6.000%, due TBA(f)..............................    8,100,000     8,303,764
 Government National Mortgage Assoc.
   9.000%, due 11/15/19............................       11,046        12,111
   5.000%, due TBA(f)..............................      800,000       775,125
 Tennessee Valley Authority 5.980%, due 04/01/36...      430,000       464,439
 U.S. Treasury Note
   2.625%, due 05/31/10(c).........................      170,000       170,159
   4.750%, due 08/15/17(c).........................    6,835,000     7,242,967
   4.250%, due 11/15/17(c).........................   10,290,000    10,514,291
   3.875%, due 05/15/18(c).........................    5,540,000     5,495,425
   6.375%, due 08/15/27(c).........................    2,560,000     3,136,801
   4.375%, due 02/15/38(c).........................      560,000       546,001
                                                                 -------------
 Total U.S. Government & Agency Obligations
 (Cost $39,237,569)                                                 38,895,522
                                                                 -------------

 FOREIGN BONDS & DEBT SECURITIES - 2.6%
 GERMANY - 2.0%
 Bundesrepublik Deutschland 4.250%, due 01/04/14...    2,700,000     4,170,246
                                                                 -------------
 LUXEMBOURG - 0.1%
 Telecom Italia Capital S.A. 7.721%, due 06/04/38..      300,000       296,075
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 MEXICO - 0.4%
 Mexico Government International Bond 6.750%, due
   09/27/34........................................ $    715,000 $     760,403
                                                                 -------------
 RUSSIA - 0.1%
 Russian Federation 7.500%, due 03/31/30...........      187,150       210,264
                                                                 -------------
 UNITED KINGDOM - 0.0%
 HBOS Capital Funding LP 6.071%, due 06/30/49
   (144A)(b).......................................       50,000        43,281
                                                                 -------------
 Total Foreign Bonds & Debt Securities (Cost
 $5,523,569)                                                         5,480,269
                                                                 -------------

 CONVERTIBLE BONDS - 3.8%
 AEROSPACE & DEFENSE - 0.2%
 AAR Corp. 1.750%, due 02/01/26(c).................      350,000       273,000
 Orbital Sciences Corp.
   2.438%, due 01/15/27 (144A)(b)..................      100,000       116,000
   2.438%, due 01/15/27(c).........................       25,000        29,000
                                                                 -------------
                                                                       418,000
                                                                 -------------
 AUTO COMPONENTS - 0.1%
 Standard Motor Products Inc. 6.750%, due 07/15/09.      100,000        92,500
                                                                 -------------
 BIOTECHNOLOGY - 0.1%
 BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13       50,000        95,250
 Incyte Corp. 3.500%, due 02/15/11(c)..............      100,000        93,500
                                                                 -------------
                                                                       188,750
                                                                 -------------
 BUILDING PRODUCTS - 0.0%
 Trex Co., Inc. 6.000%, due 07/01/12...............       75,000        57,469
                                                                 -------------
 CAPITAL MARKETS - 0.0%
 Lehman Brothers Holdings, Inc. 8.750%, due
   07/01/11(c).....................................          100        76,650
                                                                 -------------
 COMMUNICATIONS EQUIPMENT - 0.1%
 Comverse Technology, Inc. 0.000%, due 05/15/23(g).      100,000       106,750
 Powerwave Technologies Inc. 1.875%, due
   11/15/24(c).....................................      150,000       108,188
                                                                 -------------
                                                                       214,938
                                                                 -------------
 CONSUMER FINANCE - 0.1%
 AmeriCredit Corp. 2.125%, due 09/15/13............      200,000       119,000
 Dollar Financial Corp. 2.875%, due 06/30/27.......      225,000       165,656
                                                                 -------------
                                                                       284,656
                                                                 -------------

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 DIVERSIFIED FINANCIAL SERVICES - 0.2%
 Hlth Corp. 3.125%, due 09/01/25................... $    175,000 $     156,844
 NorthStar Realty Finance LP 7.250%, due 06/15/27
   (144A)(b).......................................      250,000       193,750
                                                                 -------------
                                                                       350,594
                                                                 -------------
 ELECTRICAL EQUIPMENT - 0.4%
 Canadian Solar, Inc. 6.000%, due 12/15/17
   (144A)(b).......................................      100,000       216,250
 General Cable Corp. 0.875%, due 11/15/13..........       75,000       101,719
 Roper Industries, Inc., 1.481%/0.000%, due
   01/15/09(d).....................................      200,000       165,500
 Sunpower Corp. 1.250%, due 02/15/27...............      100,000       143,250
 Suntech Power Holdings Co., Ltd. 3.000%, due
   03/15/13 (144A)(b)..............................      125,000       143,437
 Yingli Green Energy Holding Co. Ltd. Zero coupon
   bond to yield 0.010%, due 12/15/12(c)...........      175,000       150,281
                                                                 -------------
                                                                       920,437
                                                                 -------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
 Anixter International, Inc. 1.000%, due
   02/15/13(c).....................................      175,000       192,938
 Avnet, Inc. 2.000%, due 03/15/34(c)...............      175,000       181,781
                                                                 -------------
                                                                       374,719
                                                                 -------------
 ENERGY EQUIPMENT & SERVICES - 0.2%
 Cameron International Corp. 2.500%, due
   06/15/26(c).....................................       75,000       126,844
 Halliburton Co. 3.125%, due 07/15/23..............       50,000       141,875
 Parker Drilling Co. 2.125%, due 07/15/12(c).......      175,000       177,187
                                                                 -------------
                                                                       445,906
                                                                 -------------
 FOOD & STAPLES RETAILING - 0.1%
 Pantry, Inc. (The) 3.000%, due 11/15/12...........      200,000       139,000
 Rite Aid Corp. 8.500%, due 05/15/15...............      100,000        90,375
                                                                 -------------
                                                                       229,375
                                                                 -------------
 HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
 Hologic, Inc. 0.000%/2.000%, due 12/15/13(i)......      200,000       170,000
                                                                 -------------
 HEALTH CARE PROVIDERS & SERVICES - 0.1%
 Henry Schein, Inc. 3.000%, due 08/15/34...........      175,000       217,000
                                                                 -------------
 HOUSEHOLD DURABLES - 0.1%
 Beazer Homes USA, Inc. 4.625%, due 06/15/24.......      250,000       190,625
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 INTERNET SOFTWARE & SERVICES - 0.1%
 SAVVIS, Inc. 3.000%, due 05/15/12................. $    100,000 $      73,000
 SINA Corp. 0.000%, due 07/15/23(g)................       50,000        88,063
 VeriSign, Inc. 3.250%, due 08/15/37 (144A)(b).....       75,000        97,312
                                                                 -------------
                                                                       258,375
                                                                 -------------
 IT SERVICES - 0.1%
 Euronet Worldwide, Inc. 3.500%, due 10/15/25......      350,000       290,500
                                                                 -------------
 LIFE SCIENCES TOOLS & SERVICES - 0.1%
 Kendle International, Inc. 3.375%, due 07/15/12...      125,000       129,219
 Millipore Corp. 3.750%, due 06/01/26(c)...........      150,000       151,687
                                                                 -------------
                                                                       280,906
                                                                 -------------
 MACHINERY - 0.2%
 Actuant Corp. 2.000%, due 11/15/23................      100,000       163,750
 Danaher Corp. 1.401%, due 01/22/21(c)(g)..........      150,000       171,187
                                                                 -------------
                                                                       334,937
                                                                 -------------
 OIL & GAS EXPLORATION & PRODUCTION - 0.1%
 Transocean, Inc. 1.500%, due 12/15/37.............      175,000       199,938
                                                                 -------------
 OIL, GAS & CONSUMABLE FUELS - 0.1%
 GMX Resources, Inc. (144A) 5.000%, due 02/01/13(b)      100,000       246,000
                                                                 -------------
 PHARMACEUTICALS - 0.1%
 Allergan, Inc. 1.500%, due 04/01/26...............      100,000       105,875
 Valeant Pharmaceuticals International 4.000%, due
   11/15/13........................................      125,000       107,813
                                                                 -------------
                                                                       213,688
                                                                 -------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
 CapitalSource, Inc. 7.250%, due 07/15/37..........      300,000       243,000
                                                                 -------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
 Acquicor Technology, Inc. 8.000%, due 12/31/11....      100,000        67,000
 Conexant Systems, Inc. 4.000%, due 03/01/26(c)....      225,000       169,875
 Jazz Technologies, Inc. 8.000%, due 12/31/11
   (144A)(b).......................................       75,000        50,250
                                                                 -------------
                                                                       287,125
                                                                 -------------

 -----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 SOFTWARE - 0.2%
 Blackboard, Inc. 3.250%, due 07/01/27............. $     75,000 $      73,781
 Lawson Software, Inc. 2.500%, due 04/15/12
   (144A)(b).......................................       75,000        69,094
 Mentor Graphics Corp. 6.250%, due 03/01/26(c).....      200,000       221,750
                                                                 -------------
                                                                       364,625
                                                                 -------------
 SPECIALTY RETAIL - 0.1%
 Charming Shoppes, Inc. 1.125%, due 05/01/14
   (144A)(b).......................................      200,000       122,250
 Pier 1 Imports, Inc.
   6.375%, due 02/15/11 (144A)(b)..................      125,000        97,813
   6.375%, due 02/15/11(c).........................       50,000        39,125
                                                                 -------------
                                                                       259,188
                                                                 -------------
 TEXTILES, APPAREL & LUXURY GOODS - 0.1%
 Iconix Brand Group, Inc. 1.875%, due 06/30/12.....      150,000       114,750
                                                                 -------------
 THRIFTS & MORTGAGE FINANCE - 0.1%
 Bankunited Capital Trust 3.125%, due 03/01/34.....      650,000       268,937
                                                                 -------------
 TRADING COMPANIES & DISTRIBUTORS - 0.1%
 WESCO International, Inc.
   2.625%, due 10/15/25............................      225,000       259,593
   2.625%, due 10/15/25 (144A)(b)..................       25,000        28,844
                                                                 -------------
                                                                       288,437
                                                                 -------------
 WIRELESS TELECOMMUNICATION SERVICES - 0.2%
 NII Holdings, Inc.
   2.750%, due 08/15/25(c).........................      175,000       204,750
   2.750%, due 08/15/25 (144A)(b)..................       25,000        29,250
 SBA Communications Corp. 1.875%, due 05/01/13
   (144A)(b).......................................      100,000       102,865
                                                                 -------------
                                                                       336,865
                                                                 -------------
 Total Convertible Bonds (Cost $8,487,550)                           8,218,890
                                                                 -------------

 COMMON STOCKS - 53.4%
 AEROSPACE & DEFENSE - 2.1%
 Boeing Co. (The)..................................        3,953       259,791
 General Dynamics Corp.............................        6,376       536,859
 Honeywell International, Inc......................       13,210       664,199
 Lockheed Martin Corp..............................        7,550       744,883
 Northrop Grumman Corp.............................        7,499       501,683
 Precision Castparts Corp..........................        2,756       265,596
 Raytheon Co.......................................        9,112       512,824
 United Technologies Corp..........................       15,736       970,911
                                                                 -------------
                                                                     4,456,746
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  AIR FREIGHT & LOGISTICS - 0.1%
  United Parcel Service, Inc. - Class B.............       3,420 $     210,227
                                                                 -------------
  AUTOMOBILES - 0.1%
  Daimler AG........................................       3,700       228,179
                                                                 -------------
  BEVERAGES - 1.2%
  Anheuser-Busch Cos., Inc..........................       3,900       242,268
  Coca-Cola Co......................................      22,165     1,152,137
  Molson Coors Brewing Co. - Class B................       3,800       206,454
  Pepsi Bottling Group, Inc. (The)..................      13,860       386,971
  PepsiAmericas, Inc................................       5,300       104,834
  PepsiCo, Inc......................................       7,882       501,216
                                                                 -------------
                                                                     2,593,880
                                                                 -------------
  BIOTECHNOLOGY - 0.7%
  Amgen, Inc.*......................................       5,422       255,702
  Biogen Idec, Inc.*................................      16,800       938,952
  Gilead Sciences, Inc.*............................       4,554       241,134
  OSI Pharmaceuticals, Inc.*(c).....................       2,900       119,828
                                                                 -------------
                                                                     1,555,616
                                                                 -------------
  CAPITAL MARKETS - 1.2%
  Affiliated Managers Group, Inc.*(a)(c)............       1,404       126,444
  Bank of New York Mellon Corp......................      11,386       430,732
  Goldman Sachs Group, Inc. (The)...................       5,923     1,035,933
  Merrill Lynch & Co., Inc.(g)......................       4,207       133,404
  Morgan Stanley....................................       5,379       194,021
  Northern Trust Corp...............................       5,200       356,564
  State Street Corp.................................       3,850       246,361
                                                                 -------------
                                                                     2,523,459
                                                                 -------------
  CHEMICALS - 1.0%
  Dow Chemical Co. (The)(c).........................       4,751       165,857
  E.I. du Pont de Nemours & Co.(c)..................      11,123       477,066
  Mosaic Co. (The)*.................................       3,100       448,570
  Potash Corp. of Saskatchewan, Inc.................       4,900     1,119,993
                                                                 -------------
                                                                     2,211,486
                                                                 -------------
  COMMERCIAL BANKS - 0.8%
  Bank of Nova Scotia(c)............................       8,040       368,393
  Cullen/Frost Bankers, Inc.(c).....................       8,800       438,680
  U.S. Bancorp(c)...................................       8,526       237,790
  Wachovia Corp.(c).................................       9,223       143,233
  Wells Fargo & Co.(c)..............................      23,170       550,288
                                                                 -------------
                                                                     1,738,384
                                                                 -------------
  COMMERCIAL SERVICES & SUPPLIES - 0.4%
  Allied Waste Industries, Inc.*....................      36,470       460,252
  R.R. Donnelley & Sons Co..........................      12,160       361,030
                                                                 -------------
                                                                       821,282
                                                                 -------------
  COMMUNICATIONS EQUIPMENT - 1.8%
  Brocade Communications Systems, Inc.*.............      42,910       353,578
  Cisco Systems, Inc.*..............................      59,502     1,384,016
  Corning, Inc......................................      27,437       632,423

  -------------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  -------------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT - CONTINUED
  Harris Corp.......................................      23,800 $   1,201,662
  QUALCOMM, Inc.....................................       8,475       376,036
                                                                 -------------
                                                                     3,947,715
                                                                 -------------
  COMPUTERS & PERIPHERALS - 3.1%
  Apple, Inc.*......................................       6,743     1,129,048
  Dell, Inc.*.......................................      27,328       597,936
  Hewlett-Packard Co................................      38,609     1,706,904
  International Business Machines Corp..............      20,573     2,438,518
  Seagate Technology(c).............................      34,900       667,637
  Western Digital Corp.*............................       4,900       169,197
                                                                 -------------
                                                                     6,709,240
                                                                 -------------
  CONSTRUCTION & ENGINEERING - 0.2%
  Chicago Bridge & Iron Co. N.V.....................       4,000       159,280
  Fluor Corp........................................       1,900       353,552
                                                                 -------------
                                                                       512,832
                                                                 -------------
  CONSUMER FINANCE - 0.1%
  American Express Co...............................       5,807       218,750
                                                                 -------------
  DIVERSIFIED CONSUMER SERVICES - 0.1%
  DeVry, Inc........................................       2,000       107,240
                                                                 -------------
  DIVERSIFIED FINANCIAL SERVICES - 1.0%
  Bank of America Corp..............................      22,341       533,280
  Citigroup, Inc....................................      25,467       426,827
  JPMorgan Chase & Co...............................      33,246     1,140,670
                                                                 -------------
                                                                     2,100,777
                                                                 -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
  AT&T, Inc.........................................      72,496     2,442,390
  CenturyTel, Inc.(c)...............................       3,200       113,888
  Embarq Corp.......................................       8,130       384,305
  Verizon Communications, Inc.......................      39,116     1,384,707
  Windstream Corp.(c)...............................      78,030       962,890
                                                                 -------------
                                                                     5,288,180
                                                                 -------------
  ELECTRIC UTILITIES - 1.0%
  American Electric Power Co., Inc..................      19,300       776,439
  DPL, Inc.(c)......................................      10,500       276,990
  Edison International..............................      14,870       764,021
  Exelon Corp.......................................       3,288       295,788
                                                                 -------------
                                                                     2,113,238
                                                                 -------------
  ELECTRICAL EQUIPMENT & SERVICES - 0.3%
  Emerson Electric Co...............................      13,600       672,520
                                                                 -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
  Agilent Technologies, Inc.*.......................       3,500       124,390
  Tech Data Corp.*..................................       7,200       244,008
                                                                 -------------
                                                                       368,398
                                                                 -------------
  ENERGY EQUIPMENT & SERVICES - 2.2%
  Diamond Offshore Drilling, Inc.(c)................         800       111,312
  Halliburton Co....................................       8,314       441,224

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  ENERGY EQUIPMENT & SERVICES - CONTINUED
  National-Oilwell Varco, Inc.*.....................       1,500 $     133,080
  Noble Corp........................................       8,118       527,345
  Precision Drilling Trust..........................       2,400        65,376
  Pride International, Inc.*........................      24,265     1,147,492
  Schlumberger, Ltd.................................       6,010       645,654
  Superior Energy Services, Inc.*(c)................      15,200       838,128
  Transocean, Inc.*.................................       5,579       850,184
                                                                 -------------
                                                                     4,759,795
                                                                 -------------
  FOOD & STAPLES RETAILING - 2.5%
  BJ's Wholesale Club, Inc.*(c).....................       7,120       275,544
  Burger King Holdings, Inc.........................      18,100       484,899
  Costco Wholesale Corp.............................       2,222       155,851
  CVS Caremark Corp.................................      19,200       759,744
  Safeway, Inc......................................      18,310       522,751
  Wal-Mart Stores, Inc..............................      51,960     2,920,152
  Walgreen Co.......................................       4,896       159,169
                                                                 -------------
                                                                     5,278,110
                                                                 -------------
  FOOD PRODUCTS - 0.7%
  Archer-Daniels-Midland Co.........................      10,000       337,500
  Bunge, Ltd.(c)....................................       2,650       285,378
  J.M. Smucker Co. (The)............................       7,000       284,480
  Unilever N.V......................................      21,150       600,660
                                                                 -------------
                                                                     1,508,018
                                                                 -------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
  Becton, Dickinson & Co............................       5,040       409,752
  Hospira, Inc.*(c).................................      12,900       517,419
  Kinetic Concepts, Inc.*(c)........................       6,400       255,424
  Medtronic, Inc.(c)................................       5,545       286,954
                                                                 -------------
                                                                     1,469,549
                                                                 -------------
  HEALTH CARE PROVIDERS & SERVICES - 0.7%
  Aetna, Inc........................................       6,303       255,461
  CIGNA Corp........................................       7,100       251,269
  Humana, Inc.*.....................................      14,726       585,653
  UnitedHealth Group, Inc...........................      11,758       308,647
                                                                 -------------
                                                                     1,401,030
                                                                 -------------
  HOTELS, RESTAURANTS & LEISURE - 0.6%
  Bally Technologies, Inc.*.........................       5,300       179,140
  Darden Restaurants, Inc.(c).......................      13,700       437,578
  McDonald's Corp...................................       7,652       430,195
  Wyndham Worldwide Corp............................       9,800       175,518
                                                                 -------------
                                                                     1,222,431
                                                                 -------------
  HOUSEHOLD DURABLES - 0.3%
  Snap-On, Inc......................................      10,400       540,904
                                                                 -------------
  HOUSEHOLD PRODUCTS - 0.5%
  Procter & Gamble Co. (The)........................      18,039     1,096,952
                                                                 -------------

  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
  Reliant Energy, Inc.*.............................       7,400 $     157,398
                                                                 -------------
  INDUSTRIAL CONGLOMERATES - 0.8%
  3M Co.............................................       3,500       243,565
  General Electric Co...............................      50,285     1,342,106
  Tyco International, Ltd.(c).......................       2,768       110,831
                                                                 -------------
                                                                     1,696,502
                                                                 -------------
  INSURANCE - 1.5%
  ACE, Ltd..........................................       3,600       198,324
  Allstate Corp. (The)..............................       2,959       134,901
  American International Group, Inc.................      12,985       343,583
  Aspen Insurance Holdings, Ltd.....................       8,200       194,094
  Assurant, Inc.....................................       6,600       435,336
  Chubb Corp. (The).................................      21,690     1,063,027
  Fairfax Financial Holdings, Ltd.(c)...............       1,100       279,290
  Prudential Financial, Inc.........................       2,337       139,612
  Travelers Cos., Inc. (The)........................      11,900       516,460
                                                                 -------------
                                                                     3,304,627
                                                                 -------------
  INTERNET & CATALOG RETAIL - 0.0%
  Expedia, Inc.*....................................       5,000        91,900
                                                                 -------------
  INTERNET SOFTWARE & SERVICES - 0.7%
  eBay, Inc.*.......................................      13,072       357,258
  Google, Inc. - Class A*...........................       2,300     1,210,766
  SAVVIS, Inc.*(c)..................................       1,700        21,947
                                                                 -------------
                                                                     1,589,971
                                                                 -------------
  IT SERVICES - 0.6%
  Accenture, Ltd. - Class A.........................      10,800       439,776
  Computer Sciences Corp.*(c).......................       8,750       409,850
  Hewitt Associates, Inc. - Class A*................      10,400       398,632
                                                                 -------------
                                                                     1,248,258
                                                                 -------------
  LEISURE EQUIPMENT & PRODUCTS - 0.3%
  Hasbro, Inc.(c)...................................      19,800       707,256
                                                                 -------------
  LIFE SCIENCES TOOLS & SERVICES - 0.6%
  Applera Corp......................................      10,570       353,884
  Charles River Laboratories International, Inc.*...       6,480       414,201
  Invitrogen Corp.*(c)..............................       8,000       314,080
  PerkinElmer, Inc..................................      10,875       302,869
                                                                 -------------
                                                                     1,385,034
                                                                 -------------
  MACHINERY - 0.6%
  Caterpillar, Inc..................................       9,500       701,290
  Deere & Co........................................       6,600       476,058
                                                                 -------------
                                                                     1,177,348
                                                                 -------------
  MEDIA - 0.8%
  Comcast Corp. - Class A...........................      10,209       193,665
  News Corp. - Class A..............................      27,475       413,224
  Time Warner, Inc..................................      17,683       261,708
  Walt Disney Co. (The).............................      25,026       780,811
                                                                 -------------
                                                                     1,649,408
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  METALS & MINING - 1.1%
  Alcoa, Inc........................................       1,550 $      55,211
  Cleveland-Cliffs, Inc.(c).........................       5,600       667,464
  Freeport-McMoRan Copper & Gold, Inc...............       6,000       703,140
  Nucor Corp.(c)....................................       6,000       448,020
  Steel Dynamics, Inc.(c)...........................      12,000       468,840
                                                                 -------------
                                                                     2,342,675
                                                                 -------------
  MULTI-UTILITIES - 0.4%
  CMS Energy Corp.(c)...............................       9,500       141,550
  Dominion Resources, Inc...........................      10,680       507,193
  SCANA Corp........................................       6,450       238,650
                                                                 -------------
                                                                       887,393
                                                                 -------------
  MULTILINE RETAIL - 0.1%
  Target Corp.......................................       3,979       184,984
                                                                 -------------
  OIL, GAS & CONSUMABLE FUELS - 7.8%
  Apache Corp.......................................       5,000       695,000
  Canadian Natural Resources, Ltd...................       1,900       190,475
  Chesapeake Energy Corp.(c)........................       9,250       610,130
  Chevron Corp......................................      26,794     2,656,089
  ConocoPhillips....................................      18,029     1,701,757
  Devon Energy Corp.................................       5,000       600,800
  El Paso Corp.(c)..................................      42,600       926,124
  EOG Resources, Inc................................       2,800       367,360
  Exxon Mobil Corp..................................      59,205     5,217,737
  Hess Corp.........................................       7,920       999,425
  Noble Energy, Inc.................................       3,300       331,848
  Occidental Petroleum Corp.........................      10,794       969,949
  Petro-Canada......................................      14,900       830,675
  Williams Cos., Inc. (The).........................      16,640       670,758
                                                                 -------------
                                                                    16,768,127
                                                                 -------------
  PERSONAL PRODUCTS - 0.4%
  Estee Lauder Companies, Inc. - Class A(c).........      12,800       594,560
  Herbalife, Ltd.(c)................................       7,480       289,850
                                                                 -------------
                                                                       884,410
                                                                 -------------
  PHARMACEUTICALS - 3.9%
  Abbott Laboratories...............................      10,732       568,474
  Bristol-Myers Squibb Co...........................      31,391       644,457
  Eli Lilly & Co....................................      16,779       774,519
  Endo Pharmaceuticals Holdings, Inc.*..............      28,050       678,529
  Johnson & Johnson.................................      20,750     1,335,055
  King Pharmaceuticals, Inc.*(c)....................      49,800       521,406
  Merck & Co., Inc..................................      27,556     1,038,586
  Pfizer, Inc.......................................      70,023     1,223,302
  Schering-Plough Corp..............................      25,800       508,002
  Watson Pharmaceuticals, Inc.*(c)..................      24,600       668,382
  Wyeth.............................................       6,856       328,814
                                                                 -------------
                                                                     8,289,526
                                                                 -------------

  -------------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  -------------------------------------------------------------------------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
  Digital Realty Trust, Inc.*(c)....................       9,400 $     218,550
  Equity Residential................................      10,900       417,143
  Simon Property Group, Inc.*.......................       2,600       189,800
                                                                 -------------
                                                                       825,493
                                                                 -------------
  ROAD & RAIL - 1.3%
  Burlington Northern Santa Fe Corp.................       4,240       423,534
  CSX Corp..........................................       9,700       609,257
  Ryder System, Inc.(c).............................      17,100     1,177,848
  Union Pacific Corp................................       7,800       588,900
                                                                 -------------
                                                                     2,799,539
                                                                 -------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
  Altera Corp.......................................      15,189       314,412
  Intel Corp........................................      69,607     1,495,158
  Texas Instruments, Inc............................       7,584       213,566
                                                                 -------------
                                                                     2,023,136
                                                                 -------------
  SOFTWARE - 3.1%
  Blackboard, Inc.*(c)..............................         900        34,407
  BMC Software, Inc.*(c)............................      27,900     1,004,400
  Cadence Design Systems, Inc.*.....................      11,000       111,100
  Check Point Software Technologies, Ltd.*..........      27,300       646,191
  Lawson Software, Inc.*(c).........................       3,400        24,718
  Microsoft Corp....................................     112,117     3,084,339
  Oracle Corp.*.....................................      81,466     1,710,786
                                                                 -------------
                                                                     6,615,941
                                                                 -------------
  SPECIALTY RETAIL - 0.4%
  Home Depot, Inc. (The)............................       8,356       195,698
  Men's Wearhouse, Inc. (The)(c)....................       6,200       100,998
  Ross Stores, Inc.(c)..............................      11,900       422,688
  Staples, Inc.(c)..................................       4,500       106,875
                                                                 -------------
                                                                       826,259
                                                                 -------------
  TEXTILES, APPAREL & LUXURY GOODS - 0.3%
  NIKE, Inc. - Class B..............................      10,750       640,807
                                                                 -------------
  THRIFTS & MORTGAGE FINANCE - 0.4%
  Countrywide Financial Corp.(c)....................      16,000        68,000
  Hudson City Bancorp, Inc.(c)......................      48,800       813,984
                                                                 -------------
                                                                       881,984
                                                                 -------------
  TOBACCO - 0.7%
  Altria Group, Inc.................................      19,997       411,138
  Philip Morris International, Inc..................      19,997       987,652
                                                                 -------------
                                                                     1,398,790
                                                                 -------------
  TRADING COMPANIES & DISTRIBUTORS - 0.1%
  United Rentals, Inc.*.............................      10,700       209,827
                                                                 -------------
  Total Common Stocks (Cost $108,917,125)                          114,241,531
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 PREFERRED STOCKS - 0.3%
 CHEMICALS - 0.0%
 Celanese Corp. 4.250%(c)..........................        1,000 $      58,406
                                                                 -------------
 DIVERSIFIED FINANCIAL SERVICES - 0.0%
 CIT Group Inc. 8.750%.............................          500        20,440
                                                                 -------------
 OIL, GAS & CONSUMABLE FUELS - 0.1%
 El Paso Corp. 4.990%..............................           65       110,243
                                                                 -------------
 THRIFTS & MORTGAGE FINANCE - 0.2%
 Federal Home Loan Mortgage Corp. 8.375%(c)........       11,350       275,805
 Federal National Mortgage Association 8.250%(c)...        8,050       184,747
                                                                 -------------
                                                                       460,552
                                                                 -------------
 Total Preferred Stocks (Cost $677,695)                                649,641
                                                                 -------------

 CONVERTIBLE PREFERRED STOCKS - 0.4%
 CAPITAL MARKETS - 0.0%
 E*Trade Financial Corp. 6.125%, due 11/18/08(c)...        7,700        36,190
                                                                 -------------
 DIVERSIFIED FINANCIAL SERVICES - 0.1%
 CIT Group, Inc. 7.750%, due 11/17/10..............        6,500        58,110
 Citigroup, Inc. 6.500%(c).........................        2,000        87,750
 Lehman Brothers Holdings, Inc. 7.250%.............           70        56,310
                                                                 -------------
                                                                       202,170
                                                                 -------------
 HOTELS, RESTAURANTS & LEISURE - 0.1%
 Six Flags, Inc. 7.250%, due 08/15/09(c)...........       11,500       114,281
                                                                 -------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
 NRG Energy, Inc. 4.000%...........................           95       207,242
                                                                 -------------
 MEDIA - 0.1%
 Interpublic Group (IPG) - Class B 5.250% (144A)(b)          183       149,420
                                                                 -------------
 THRIFTS & MORTGAGE FINANCE - 0.0%
 Federal National Mortgage Assoc. 7.000%(a)........          400        18,963
                                                                 -------------
 Total Convertible Preferred Stocks (Cost
 $1,024,575)                                                           728,266
                                                                 -------------

 SHORT-TERM INVESTMENTS - 21.9%
 State Street Bank & Trust Co.
 Repurchase Agreement dated 06/30/08 at 0.450% to
   be repurchased at $222,003 on 07/01/08
   collateralized by $225,000 FNMA at 6.300% due
   02/26/27 with a value of $230,625............... $    222,000       222,000

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - CONTINUED
 Repurchase Agreement dated 06/30/08 at 0.700% to
   be repurchased at $1,083,021 on 07/01/08
   collateralized by $1,085,000 FNMA at 4.375% due
   03/15/13 with a value of $1,106,700............. $  1,083,000 $   1,083,000
 Repurchase Agreement dated 06/30/08 at 1.120% to
   be repurchased at $116,004 on 07/01/08
   collateralized by $120,000 U.S. Treasury Bill
   at 1.710% due 09/25/08 with a value of $119,328.      116,000       116,000
 State Street Navigator Securities Lending Prime
   Portfolio(h)....................................   45,437,128    45,437,128
                                                                 -------------
 Total Short-Term Investments (Cost $46,858,128)                    46,858,128
                                                                 -------------

 TOTAL INVESTMENTS - 125.0% (Cost $266,905,931)                    267,395,926
                                                                 -------------

 Other Assets and Liabilities (net) - (25.0)%                      (53,388,995)
                                                                 -------------

 TOTAL NET ASSETS - 100.0%                                       $ 214,006,931
                                                                 =============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $8,195,589 of net assets.
(c) All or portion of security is on loan.
(d) Security is a "step-down" bond where coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when security steps down.
(e) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $523,914 of net assets.
(f) This security is traded on a "to-be-announced" basis.
(g) Zero coupon bond - Interest rate represents current yield to maturity.
(h) Represents investment of collateral received from securities lending transactions.
(i) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
FNMA - Federal National Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                               INVESTMENTS IN OTHER FINANCIAL
 VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
 -----------------------------------------------------------------------------
 LEVEL 1--QUOTED PRICES                          $150,511,567        $      0
 -----------------------------------------------------------------------------
 LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      71,447,231         (69,407)
 -----------------------------------------------------------------------------
 LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
 -----------------------------------------------------------------------------
 TOTAL                                           $221,958,798        $(69,407)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                        $220,537,798
   Repurchase Agreements                                                     1,421,000
   Cash                                                                          3,151
   Cash denominated in foreign currencies**                                        846
   Collateral for securities on loan                                        45,437,128
   Receivable for investments sold                                           1,092,557
   Receivable for Trust shares sold                                             12,918
   Dividends receivable                                                        145,964
   Interest receivable                                                       1,153,233
                                                                          ------------
       Total assets                                                        269,804,595
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                 9,944,481
       Trust shares redeemed                                                    93,951
       Unrealized depreciation on forward currency contracts (Note 7)           69,407
       Collateral for securities on loan                                    45,437,128
       Management fee (Note 3)                                                  90,433
       Administration fee                                                        1,295
       Custodian and accounting fees                                            37,596
   Accrued expenses                                                            123,373
                                                                          ------------
       Total liabilities                                                    55,797,664
                                                                          ------------
NET ASSETS                                                                $214,006,931
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $210,319,347
   Accumulated net realized loss                                               (66,188)
   Unrealized appreciation on investments and foreign currency                 420,740
   Undistributed net investment income                                       3,333,032
                                                                          ------------
       Total                                                              $214,006,931
                                                                          ============
NET ASSETS
   Class A                                                                $214,006,931
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  14,796,444
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $      14.46
                                                                          ============

---------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreements and Securities
  Lending                                                                 $220,047,803
**Cost of cash denominated in foreign currencies                                   833

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                                      $  1,192,233
    Interest (2)                                                                          2,814,970
                                                                                       ------------
       Total investment income                                                            4,007,203
                                                                                       ------------
EXPENSES
    Management fee (Note 3)                                                                 562,285
    Administration fees                                                                       8,487
    Custodian and accounting fees                                                            24,186
    Audit                                                                                    18,730
    Legal                                                                                     8,572
    Trustee fees and expenses                                                                 7,957
    Shareholder reporting                                                                    39,244
    Other                                                                                     5,596
                                                                                       ------------
       Total expenses                                                                       675,057
       Less broker commission recapture                                                        (895)
                                                                                       ------------
    Net expenses                                                                            674,162
                                                                                       ------------
    Net investment income                                                                 3,333,041
                                                                                       ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain on:
       Investments                                                                        1,105,349
       Foreign currency                                                                     276,832
                                                                                       ------------
    Net realized gain on investments and foreign currency                                 1,382,181
                                                                                       ------------
    Net change in unrealized depreciation on:
       Investments                                                                      (18,108,635)
       Foreign currency                                                                     (70,702)
                                                                                       ------------
    Net change in unrealized depreciation on investments and foreign currency           (18,179,337)
                                                                                       ------------
    Net realized and change in unrealized loss on investments and foreign currency      (16,797,156)
                                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $(13,464,115)
                                                                                       ============

----------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                             $      8,192
(2)Interest income includes securities lending income of:                                   181,655

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO
                                                                         Period Ended   Year Ended
                                                                         June 30, 2008 December 31,
                                                                          (Unaudited)      2007
                                                                         ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  3,333,041  $  6,712,643
   Net realized gain on investments and foreign currency                    1,382,181    17,148,175
   Net change in unrealized depreciation on investments and foreign
       currency                                                           (18,179,337)   (7,738,897)
                                                                         ------------  ------------
   Net increase (decrease) in net assets resulting from operations        (13,464,115)   16,121,921
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                               (6,875,706)   (6,361,425)
   From net realized gains
     Class A                                                              (17,399,476)  (22,361,843
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                (24,275,182)  (28,723,268
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                2,921,959     4,114,024
   Net asset value of shares issued through dividend reinvestment
     Class A                                                               24,275,182    28,723,268
   Cost of shares repurchased
     Class A                                                              (18,786,518)  (43,814,370
                                                                         ------------  ------------
   Net increase (decrease) in net assets from capital share
     transactions                                                           8,410,623   (10,977,078)
                                                                         ------------  ------------
TOTAL DECREASE IN NET ASSETS                                              (29,328,674)  (23,578,425)
   Net assets at beginning of period                                      243,335,605   266,914,030
                                                                         ------------  ------------
   Net assets at end of period                                           $214,006,931  $243,335,605
                                                                         ============  ============
   Net assets at end of period includes undistributed net investment
       income                                                            $  3,333,032  $  6,875,697
                                                                         ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                                  CLASS A
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO       --------------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008   ----------------------------------------------------
                                                    (UNAUDITED)       2007        2006        2005      2004++   2003++
                                                   --------------  -------     -------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $17.16      $ 18.07     $ 17.20     $16.67     $15.72     $13.20
                                                       ------      -------     -------     ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income.............................       0.23 (a)     0.45 (a)    0.42 (a)   0.36 (a)   0.37 (a)   0.39
Net Realized/Unrealized Gains (Losses) on
  Investment activities...........................      (1.15)        0.66        1.37       0.27       1.11 (a)   2.51
                                                       ------      -------     -------     ------     ------     ------
Total from Investment Operations..................      (0.92)        1.11        1.79       0.63       1.48       2.90
                                                       ------      -------     -------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.50)       (0.45)      (0.39)     (0.00)+    (0.39)     (0.38)
Distributions from Net Realized Capital Gains.....      (1.28)       (1.57)      (0.53)     (0.10)     (0.14)        --
                                                       ------      -------     -------     ------     ------     ------
Total Distributions...............................      (1.78)       (2.02)      (0.92)     (0.10)     (0.53)     (0.38)
                                                       ------      -------     -------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD....................     $14.46      $ 17.16     $ 18.07     $17.20     $16.67     $15.72
                                                       ======      =======     =======     ======     ======     ======
TOTAL RETURN                                            (5.65)%       6.34%      10.81%      3.84%      9.44%     21.98%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................       0.60 %*      0.61%       0.63%      0.61%      0.60%      0.59%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.60 %*      0.62%       0.65%      0.61%      0.61%      0.59%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.96 %*      2.59%       2.40%      2.15%      2.31%      2.64%
Portfolio Turnover Rate...........................       47.2 %(b)   144.0%      171.9%      56.0%      64.0%      84.0%
Net Assets, End of Period (in millions)...........     $214.0        $243.3      $266.9    $277.0     $297.0     $290.0

*  Annualized
+  Rounds to less than $0.005 per share.
++ Audited by other Independent Registered Public Accounting Firm.
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes of TBA securities.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Legg Mason Partners Managed Assets Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A Shares are offered by the Portfolio. Class B, C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

I. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

J. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

K. CREDIT AND MARKET RISK - The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Though the Portfolio has not been adversely impacted, continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Portfolio. At June 30, 2008, the Portfolio held securities of issuers that hold mortgage and asset backed securities and direct investments in mortgage and asset backed securities with an aggregate value of $214,006,931 (representing 10.84% of the Portfolio's net assets).

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a separate advisory agreement with each of Batterymarch Financial Management, Inc., Western Asset Management Company, ClearBridge Advisors, LLC and Legg Mason Global Asset Allocation, LLC, (each, an "Adviser"), an affiliate of Legg Mason Capital Management, Inc., for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Advisers and has full discretion with respect to the retention or renewal of each advisory agreement. The Manager pays the Advisers a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreements, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008      % per annum  Average Daily Net Assets
          --------------------  -----------  ------------------------

               $562,285           0.50%                All

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                              Maximum Expense Ratio under current Expense Limitation Agreement
                              --------------------------------------------------------------
                            Class A                Class B               Class E
                            -------                -------               -------

                             1.25%                  1.50%*                1.40%*

* Classes not offered during the period.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                           Net Increase
                                                            (Decrease)
             Beginning                                      in Shares      Ending
              Shares     Sales  Reinvestments Redemptions  Outstanding     Shares
             ---------- ------- ------------- -----------  ------------  ----------

 Class A

 06/30/2008  14,177,334 182,479     1,631,397  (1,194,766)      619,110  14,796,444
 12/31/2007  14,770,336 238,024     1,704,645  (2,535,671)     (593,002) 14,177,334

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------
           $48,086,058    $60,382,828     $56,094,677    $54,198,185

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Appreciation
            ------------ ------------ -------------- --------------
            $266,905,931 $17,373,398   $(16,883,403)    $489,995

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------
                $47,115,625 $45,437,128 $2,719,462  $48,156,590

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



7. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Buy

                                       Value at                         Net Unrealized
Settlement Date  Contracts to Deliver  06/30/08  In Exchange for U.S. $  Depreciation
---------------  -------------------- ---------- ---------------------- --------------

  05/08/2008        2,726,360 EUR     $4,285,260       $4,215,853          $(69,407)
                                                                           ========

EUR - Euro Dollar

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

        Ordinary Income      Long-Term Capital Gain          Total
     ---------------------   ---------------------- -----------------------
        2007         2006       2007        2006       2007        2006
     ----------   ---------- ----------- ---------- ----------- -----------
     $8,328,058   $6,683,640 $20,395,210 $7,618,635 $28,723,268 $14,302,275

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal Income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------
     $10,916,604   $13,358,565  $17,148,856         $--         $41,424,025

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY PORTFOLIO                  FOR THE PERIOD ENDED 6/30/08
MANAGED BY LEGG MASON CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PORTFOLIO OVERVIEW

For the six months ended June 30, 2008, the Portfolio posted a total return of (27.72)%, (27.80)% and (27.80)% for Class A, B and E Shares, respectively, underperforming the (11.91)% return of the benchmark S&P 500(R) Index/1/. The Portfolio's underperformance was due in large part to poor performance from many financials holdings. Weakness in managed care and telecom positions also weighed on Portfolio returns.

From an individual security perspective, after rebounding during the first half of the quarter after the Bear Stearns buyout, the vicious selloff in the Financials sector reaccelerated in late May and June as investors fretted over a list of renewed worries. Unable to look past the sector's current challenges, many investors simply threw in the towel, and the Portfolio's holdings in the area--Bear Stearns, Freddie Mac, AIG, and Citigroup, among others--were not immune. Though the market's short-term voting machine cast a near-unanimous vote of no confidence, we remain convinced that value will matter again as the market's weighing mechanism works its way through over the long term. Other non-financial holdings that weighed on performance included managed care stocks UnitedHealth Group and Aetna as well as telecom names Sprint Nextel and Qwest. On the upside, IBM's aggressive share repurchases and Visa's well received IPO were notable bright spots for the Portfolio.

ECONOMIC OVERVIEW & OUTLOOK

A dramatic rise in commodity prices, particularly of oil, during the first six months of 2008 proved too much for stocks to overcome. Investors' fears of a massive global slowdown due to high energy prices supplanted ongoing worries about the ongoing credit crunch as the primary driver of the market's negative returns, in our opinion. The JPMorgan fire-sale takeover of Bear Stearns that had at first appeared to mark the market bottom proved only temporary, as stocks reversed their rebound and slipped into official bear market territory by the end of the second quarter. The S&P 500(R) returned (11.91)% during the two quarters, while the Russell 2000(R) Index/2/ of small caps returned (9.37)%, reminiscent of the small cap outperformance that has prevailed for much of the decade. From a style perspective, the Russell 1000(R) Growth Index/3/ returned (9.06)% versus (13.57)% for the Russell 1000(R) Value Index/4/, as value stocks' performance has cooled in recent quarters.

We continue to believe that oil prices above $135 per barrel pose a significant threat to the U.S. equity market and the U.S. economy. Oil prices at these levels or higher increase the odds that the U.S. economy will fall into recession, a view shared by a number of other market observers we respect. Another worry for investors is now that the market correction has morphed into a bear market, how much more weakness in stocks can investors expect? We believe the arguments are at least as good that it may be less severe than average, and in fact, may be close to ending, both in terms of time and degree of downside risk. We note that valuation spreads widened by a near record amount in June and now stand nearly three standard deviations above their long-term mean, which is nearly as high as they have ever been. When they begin to narrow, valuation-based strategies, such as ours, should show dramatically improved performance.

MARY CHRIS GAY
Portfolio Manager
LEGG MASON CAPITAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 2000(R) Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $1.125 billion; the median market capitalization was approximately $520 million. The largest company in the index had a market capitalization of $2.751 billion. The index does not include fees or expenses and is not available for direct investment.


/3/ The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY PORTFOLIO                  FOR THE PERIOD ENDED 6/30/08
MANAGED BY LEGG MASON CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                Percent of
                      Description               Net Assets
                      ------------------------------------
                      AES Corp.                   8.55%
                      ------------------------------------
                      Amazon.com, Inc.            7.05%
                      ------------------------------------
                      Aetna, Inc.                 5.42%
                      ------------------------------------
                      eBay, Inc.                  4.75%
                      ------------------------------------
                      Google, Inc. - Class A      4.30%
                      ------------------------------------
                      UnitedHealth Group, Inc.    4.21%
                      ------------------------------------
                      JPMorgan Chase & Co.        4.17%
                      ------------------------------------
                      General Electric Co.        3.90%
                      ------------------------------------
                      Hewlett-Packard Co.         3.80%
                      ------------------------------------
                      Citigroup, Inc.             3.76%
                      ------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

               [CHART]

Basic Materials                  0.4%
Communications                  30.7%
Cyclical                         5.4%
Financials                      20.3%
Industrials                      7.2%
Non-Cyclical                    12.5%
Technology                      14.7%
Utilities                        8.8%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY PORTFOLIO                  FOR THE PERIOD ENDED 6/30/08
MANAGED BY LEGG MASON CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                 LEGG MASON VALUE EQUITY PORTFOLIO MANAGED BY
          LEGG MASON CAPITAL MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]
               Legg Mason Value
               Equity Portfolio       S&P 500 /(R)/ Index /1/
               ----------------       ----------------------
  11/01/2005      $10,000                   $10,000
  12/31/2005       10,650                    10,382
  12/31/2006       11,351                    12,023
  12/31/2007       10,680                    12,683
  06/30/2008        7,711                    11,172


    -------------------------------------------------------
                               Average Annual Return/2/
                             (for the period ended 6/30/08)
    -------------------------------------------------------
                                                  Since
                             6 Months  1 Year  Inception/3/
    -------------------------------------------------------
    Legg Mason Value Equity
    Portfolio--Class A       -27.72%   -35.24%    -9.11%
--        Class B            -27.80%   -35.33%    -9.29%
          Class E            -27.80%   -35.32%   -13.37%
    -------------------------------------------------------
- - S&P 500(R) Index/1/      -11.91%   -13.12%     4.24%
    -------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the Class A and E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A and Class B shares is 11/1/05. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 10/31/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
LEGG MASON VALUE EQUITY PORTFOLIO            ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  722.80       $2.74
  Hypothetical (5% return before expenses)      1,000.00      1,021.68        3.22
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  722.00       $3.85
  Hypothetical (5% return before expenses)      1,000.00      1,020.39        4.52
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  722.00       $3.38
  Hypothetical (5% return before expenses)      1,000.00      1,020.93        3.97
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.64%, 0.90%, and 0.79% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  COMMON STOCKS - 97.1%
  BIOTECHNOLOGY - 2.5%
  Amgen, Inc.*......................................   606,400 $    28,597,824
                                                               ---------------
  CAPITAL MARKETS - 2.9%
  Goldman Sachs Group, Inc. (The)...................    57,500      10,056,750
  Merrill Lynch & Co., Inc..........................   752,900      23,874,459
                                                               ---------------
                                                                    33,931,209
                                                               ---------------
  COMMUNICATIONS EQUIPMENT - 2.7%
  Cisco Systems, Inc.*.............................. 1,324,500      30,807,870
                                                               ---------------
  COMPUTERS & PERIPHERALS - 7.4%
  Hewlett-Packard Co................................   994,600      43,971,266
  International Business Machines Corp..............   347,000      41,129,910
                                                               ---------------
                                                                    85,101,176
                                                               ---------------
  CONSUMER FINANCE - 1.9%
  Capital One Financial Corp.(a)....................   587,825      22,343,228
                                                               ---------------
  DIVERSIFIED FINANCIAL SERVICES - 7.9%
  Citigroup, Inc.................................... 2,596,100      43,510,636
  JPMorgan Chase & Co............................... 1,408,200      48,315,342
                                                               ---------------
                                                                    91,825,978
                                                               ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
  Qwest Communications International, Inc.*(a)...... 8,640,700      33,957,951
                                                               ---------------
  HEALTH CARE PROVIDERS & SERVICES - 9.6%
  Aetna, Inc........................................ 1,548,100      62,744,493
  UnitedHealth Group, Inc........................... 1,857,300      48,754,125
                                                               ---------------
                                                                   111,498,618
                                                               ---------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.6%
  AES Corp.*........................................ 5,155,900      99,044,839
                                                               ---------------
  INDUSTRIAL CONGLOMERATES - 3.9%
  General Electric Co............................... 1,692,900      45,183,501
                                                               ---------------
  INSURANCE - 2.6%
  American International Group, Inc................. 1,156,295      30,595,566
                                                               ---------------
  INTERNET & CATALOG RETAIL - 7.4%
  Amazon.com, Inc.*(a).............................. 1,113,746      81,670,994
  Expedia, Inc.*(a).................................   245,838       4,518,503
                                                               ---------------
                                                                    86,189,497
                                                               ---------------
  INTERNET SOFTWARE & SERVICES - 12.8%
  eBay, Inc.*....................................... 2,011,700      54,979,761
  Google, Inc. - Class A*...........................    94,600      49,799,332
  Yahoo!, Inc.*..................................... 2,071,800      42,803,388
                                                               ---------------
                                                                   147,582,481
                                                               ---------------
  LEISURE EQUIPMENT & PRODUCTS - 3.1%
  Eastman Kodak Co.(a).............................. 2,476,800      35,740,224
                                                               ---------------
  MEDIA - 3.4%
  Time Warner, Inc.................................. 2,627,300      38,884,040
                                                               ---------------

 ------------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 METALS & MINING - 0.4%
 Nucor Corp........................................      60,700 $     4,532,469
                                                                ---------------
 MULTILINE RETAIL - 5.2%
 J.C. Penney Co., Inc..............................     571,373      20,735,126
 Sears Holdings Corp.*(a)..........................     537,300      39,577,518
                                                                ---------------
                                                                     60,312,644
                                                                ---------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
 Texas Instruments, Inc............................     937,225      26,392,256
                                                                ---------------
 SOFTWARE - 4.8%
 CA, Inc.(a).......................................   1,177,850      27,196,556
 Electronic Arts, Inc.*............................     629,400      27,964,242
                                                                ---------------
                                                                     55,160,798
                                                                ---------------
 THRIFTS & MORTGAGE FINANCE - 4.2%
 Countrywide Financial Corp.(a)....................   3,379,100      14,361,175
 Freddie Mac(a)....................................   2,115,400      34,692,560
                                                                ---------------
                                                                     49,053,735
                                                                ---------------
 WIRELESS TELECOMMUNICATION SERVICES - 0.6%
 Sprint Nextel Corp.(a)............................     780,650       7,416,176
                                                                ---------------
 Total Common Stocks (Cost $1,498,924,928)                        1,124,152,080
                                                                ---------------
 SHORT-TERM INVESTMENTS - 13.5%
 State Street Bank & Trust Co.,
   Repurchase Agreement dated 06/30/08 at 1.100%
   to be repurchased at $2,827,145 on 07/01/08
   collateralized by $2,670,000 FHLB at 5.500% due
   08/13/14 with a value of $2,883,600............. $ 2,827,059       2,827,059
 State Street Bank & Trust Co.,
   Repurchase Agreement dated 06/30/08 at 1.100%
   to be repurchased at $38,870,697 on 07/01/08
   collateralized by $37,580,000 FHLMC at 5.000%
   due 07/15/14 with a value of $39,646,900........  38,869,510      38,869,510
 State Street Bank & Trust Co.,
   Repurchase Agreement dated 06/30/08 at 1.100%
   to be repurchased at $5,149,589 on 07/01/08
   collateralized by $5,025,000 FHLMC at 5.250%
   due 04/18/16 with a value of $5,257,406.........   5,149,431       5,149,431

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - CONTINUED
State Street Navigator Securities Lending Prime
  Portfolio(b).................................... $109,702,513 $   109,702,513
                                                                ---------------
Total Short-Term Investments
(Cost $156,548,513)...............................                  156,548,513
                                                                ---------------

TOTAL INVESTMENTS - 110.6% (Cost $1,655,473,441)                  1,280,700,593
                                                                ---------------

Other Assets and Liabilities (net) - (10.6)%                       (122,845,576)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 1,157,855,017
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,170,998,080              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,170,998,080              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

LEGG MASON VALUE EQUITY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $1,124,152,080
   Repurchase Agreements                                                       46,846,000
   Cash                                                                               119
   Collateral for securities on loan                                          109,702,513
   Receivable for investments sold                                             11,142,405
   Receivable for Trust shares sold                                             1,342,710
   Dividends receivable                                                         1,219,667
   Interest receivable                                                              1,431
                                                                           --------------
       Total assets                                                         1,294,406,925
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   24,851,874
       Trust shares redeemed                                                    1,199,709
       Distribution and services fees--Class B                                     21,982
       Distribution and services fees--Class E                                      1,890
       Collateral for securities on loan                                      109,702,513
       Management fee (Note 3)                                                    650,702
       Administration fee                                                           6,254
       Custodian and accounting fees                                               62,923
   Accrued expenses                                                                54,061
                                                                           --------------
       Total liabilities                                                      136,551,908
                                                                           --------------
NET ASSETS                                                                 $1,157,855,017
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $1,693,215,838
   Accumulated net realized loss                                             (169,393,358)
   Unrealized depreciation on investments                                    (374,772,848)
   Undistributed net investment income                                          8,805,385
                                                                           --------------
       Total                                                               $1,157,855,017
                                                                           ==============
NET ASSETS
   Class A                                                                 $1,042,640,992
                                                                           ==============
   Class B                                                                    100,708,039
                                                                           ==============
   Class E                                                                     14,505,986
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    143,165,807
                                                                           ==============
   Class B                                                                     13,856,899
                                                                           ==============
   Class E                                                                      1,992,499
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $         7.28
                                                                           ==============
   Class B                                                                           7.27
                                                                           ==============
   Class E                                                                           7.28
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreements and Securities
  Lending                                                                  $1,498,924,928

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

LEGG MASON VALUE EQUITY PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $  10,943,444
   Interest (1)                                                               2,414,602
                                                                          -------------
       Total investment income                                               13,358,046
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    4,328,367
   Administration fees                                                           42,700
   Custodian and accounting fees                                                 30,285
   Distribution and services fees--Class B                                      135,507
   Distribution and services fees--Class E                                       12,738
   Audit                                                                         17,439
   Legal                                                                         11,197
   Trustee fees and expenses                                                      7,554
   Shareholder reporting                                                         60,806
   Other                                                                          8,041
                                                                          -------------
       Total expenses                                                         4,654,634
       Less broker commission recapture                                        (102,042)
                                                                          -------------
   Net expenses                                                               4,552,592
                                                                          -------------
   Net investment income                                                      8,805,454
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                         (165,407,852)
       Foreign currency                                                             735
                                                                          -------------
   Net realized loss on investments and foreign currency                   (165,407,117)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (282,484,609)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (282,484,609)
                                                                          -------------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (447,891,726)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(439,086,272)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Interest income includes securities lending income of:                 $   2,036,381

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

LEGG MASON VALUE EQUITY PORTFOLIO
                                                                                Period Ended     Year Ended
                                                                                June 30, 2008   December 31,
                                                                                 (Unaudited)        2007
                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                      $    8,805,454  $    3,839,569
    Net realized gain (loss) on investments and foreign currency                 (165,407,117)     67,686,981
    Net change in unrealized depreciation on investments                         (282,484,609)   (184,041,658)
                                                                               --------------  --------------
    Net decrease in net assets resulting from operations                         (439,086,272)   (112,515,108)
                                                                               --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                       (3,645,413)        (35,618)
     Class B                                                                          (17,277)         (3,741)
     Class E                                                                          (13,296)           (777)
    From net realized gains
     Class A                                                                      (49,689,956)     (1,203,539)
     Class B                                                                       (4,228,978)       (126,501)
     Class E                                                                         (650,974)        (26,276)
                                                                               --------------  --------------
    Net decrease in net assets resulting from distributions                       (58,245,894)     (1,396,452)
                                                                               --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                      181,272,875     699,840,581
     Class B                                                                       29,362,127      48,486,805
     Class E                                                                        1,498,110       1,912,680
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       53,335,369       1,239,157
     Class B                                                                        4,246,255         130,242
     Class E                                                                          664,270          27,053
    Cost of shares repurchased
     Class A                                                                     (144,433,695)   (165,506,219)
     Class B                                                                      (13,976,747)    (33,054,498)
     Class E                                                                       (1,980,518)     (4,128,476)
                                                                               --------------  --------------
    Net increase in net assets from capital share transactions                    109,988,046     548,947,325
                                                                               --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (387,344,120)    435,035,765
    Net assets at beginning of Period                                           1,545,199,137   1,110,163,372
                                                                               --------------  --------------
    Net assets at end of Period                                                $1,157,855,017  $1,545,199,137
                                                                               ==============  ==============
    Net assets at end of period includes undistributed net investment income   $    8,805,385  $    3,675,917
                                                                               ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                           CLASS A
LEGG MASON VALUE EQUITY PORTFOLIO                                      --------------------------------------------
                                                                       FOR THE PERIOD       FOR THE YEARS ENDED
                                                                           ENDED                DECEMBER 31,
                                                                       JUNE 30, 2008  -----------------------------
                                                                        (UNAUDITED)      2007       2006      2005(B)
                                                                       -------------- --------   ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................    $  10.50    $  11.15   $10.65      $10.00
                                                                          --------    --------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..............................................        0.06        0.03     0.03        0.00
Net Realized/Unrealized Gain (Loss) on Investments....................       (2.91)      (0.67)    0.70        0.65
                                                                          --------    --------   ------      ------
Total from Investment Operations......................................       (2.85)      (0.64)    0.73        0.65
                                                                          --------    --------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................       (0.03)      (0.00)+  (0.02)         --
Distributions from Net Realized Capital Gains.........................       (0.34)      (0.01)   (0.21)         --
                                                                          --------    --------   ------      ------
Total Distributions...................................................       (0.37)      (0.01)   (0.23)         --
                                                                          --------    --------   ------      ------
NET ASSET VALUE, END OF PERIOD........................................    $   7.28    $  10.50   $11.15      $10.65
                                                                          ========    ========   ======      ======
TOTAL RETURN                                                                (27.72)%     (5.72)%   6.83%       6.50%
Ratio of Expenses to Average Net Assets After Reimbursement...........        0.64 %*     0.66 %   0.72%       0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................        0.66 %*     0.67 %   0.74%(c)    8.27%*
Ratio of Net Investment Income to Average Net Assets..................        1.31 %*     0.30 %   0.26%       0.08%*
Portfolio Turnover Rate...............................................        21.3 %      27.5 %   38.7%        9.1%
Net Assets, End of Period (in millions)...............................    $1,042.6    $1,403.6   $972.7      $  3.2

                                                                                           CLASS B
                                                                       --------------------------------------------
                                                                       FOR THE PERIOD       FOR THE YEARS ENDED
                                                                           ENDED                DECEMBER 31,
                                                                       JUNE 30, 2008  -----------------------------
                                                                        (UNAUDITED)      2007       2006      2005(B)
                                                                       -------------- --------   ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................    $  10.47    $  11.14   $10.65      $10.00
                                                                          --------    --------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a).......................................        0.05        0.00    (0.01)      (0.01)
Net Realized/Unrealized Gain (Loss) on Investments....................       (2.91)      (0.66)    0.71        0.66
                                                                          --------    --------   ------      ------
Total from Investment Operations......................................       (2.86)      (0.66)    0.70        0.65
                                                                          --------    --------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................       (0.00)+     (0.00)+     --          --
Distributions from Net Realized Capital Gains.........................       (0.34)      (0.01)   (0.21)         --
                                                                          --------    --------   ------      ------
Total Distributions...................................................       (0.34)      (0.01)   (0.21)         --
                                                                          --------    --------   ------      ------
NET ASSET VALUE, END OF PERIOD........................................    $   7.27    $  10.47   $11.14      $10.65
                                                                          ========    ========   ======      ======
TOTAL RETURN                                                                (27.80)%     (5.91)%   6.58 %      6.50 %
Ratio of Expenses to Average Net Assets After Reimbursement...........        0.90 %*     0.91 %   1.05 %      1.05 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................        0.91 %*     0.92 %   1.06 %(c)   4.54 %*
Ratio of Net Investment Loss to Average Net Assets....................        1.07 %*     0.03 %  (0.09)%     (0.36)%*
Portfolio Turnover Rate...............................................        21.3 %      27.5 %   38.7 %       9.1 %
Net Assets, End of Period (in millions)...............................    $  100.7    $  121.1   $113.5      $  4.9

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--11/01/2005.
(c) Excludes effect of deferred expense reimbursement--see Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                         CLASS E
LEGG MASON VALUE EQUITY PORTFOLIO                                          ------------------------------
                                                                           FOR THE PERIOD FOR THE YEARS ENDED
                                                                               ENDED          DECEMBER 31,
                                                                           JUNE 30, 2008  ---------------
                                                                            (UNAUDITED)     2007     2006(B)
                                                                           -------------- ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD......................................    $ 10.49     $11.15   $10.55
                                                                              -------     ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..................................................       0.05       0.01     0.01
Net Realized/Unrealized Gain (Loss) on Investments........................      (2.91)     (0.66)    0.81
                                                                              -------     ------   ------
Total from Investment Operations..........................................      (2.86)     (0.65)    0.82
                                                                              -------     ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................      (0.01)     (0.00)+  (0.01)
Distributions from Net Realized Capital Gains.............................      (0.34)     (0.01)   (0.21)
                                                                              -------     ------   ------
Total Distributions.......................................................      (0.35)     (0.01)   (0.22)
                                                                              -------     ------   ------
NET ASSET VALUE, END OF PERIOD............................................    $  7.28     $10.49   $11.15
                                                                              =======     ======   ======
TOTAL RETURN                                                                   (27.80)%    (5.81)%   7.74%
Ratio of Expenses to Average Net Assets...................................       0.79 %*    0.80 %   0.86%*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates.       0.81 %*    0.82 %   0.87%(c)*
Ratio of Net Investment Loss to Average Net Assets........................       1.17 %*    0.13 %   0.12%*
Portfolio Turnover Rate...................................................       21.3 %     27.5 %   38.7%
Net Assets, End of Period (in millions)...................................    $  14.5     $ 20.6   $ 24.0

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes effect of deferred expense reimbursement--see Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Legg Mason Value Equity Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

H. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

J. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

K. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Legg Mason Capital Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008      % per annum  Average Daily Net Assets
          --------------------  -----------  ------------------------

              $4,328,367          0.65%        First $200 Million

                                  0.63%        Over $200 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.80%                 1.05%                 0.95%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                               Net Increase
                                                                (Decrease)
              Beginning                                         in Shares     Ending
               Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ---------- ------------- -----------  ------------ -----------

 Class A

 06/30/2008  133,645,043 19,770,963     6,187,398 (16,437,597)   9,520,764  143,165,807
 12/31/2007   87,202,671 61,704,592       108,889 (15,371,109)  46,442,372  133,645,043

 Class B

 06/30/2008   11,566,558  3,379,337       493,177  (1,582,173)   2,290,341   13,856,899
 12/31/2007   10,182,546  4,314,105        11,465  (2,941,558)   1,384,012   11,566,558

 Class E

 06/30/2008    1,960,729    178,227        77,062    (223,519)      31,770    1,992,499
 12/31/2007    2,153,830    170,402         2,379    (365,882)    (193,101)   1,960,729

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $345,190,538         $--       $283,713,283

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $1,655,473,441 $50,420,642  $(425,193,490) $(374,772,848)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $149,123,170 $109,702,513 $45,374,556 $155,077,069

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

          Ordinary Income    Long Term Capital Gain         Total
       --------------------- ---------------------- ----------------------
          2007       2006      2007       2006         2007       2006
       ---------- ---------- --------  -----------  ---------- -----------

       $1,093,460 $5,579,139 $302,992  $16,471,161  $1,396,452 $22,050,300

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized   Loss Carryforward
      Income         Gain      Depreciation    and Deferrals       Total
   ------------- ------------- ------------  ----------------- ------------

    $3,675,917    $54,569,773  $(96,274,345)        $--        $(38,028,655)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY LOOMIS, SAYLES & COMPANY, L.P.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the six months ended June 30, 2008, the Portfolio returned (8.18)% and (8.30)% for Class A and B Shares, respectively, versus (10.25)% and 5.02% for its benchmarks, the MSCI World Index/1/ and CitiGroup WGBI./2/

FIXED INCOME OVERVIEW

WINNERS

Fixed income performance was led by corporate issues including VERTEX PHARMACEUTICALS, K. HOVNANIAN, COUNTRYWIDE and SPRINT. From a currency perspective, the Argentine peso, Brazilian real, Polish zloty, Singapore dollar and Uruguay peso were the top performers. By country, Poland, Germany, Japan and Singapore were leaders.

LAGGARDS

Underperformers during the six-month period were primarily driven by high yield names including issues by RESIDENTIAL CAPITAL and EDCON PTY. Investment grade corporate underperformers included WENDEL and CLEAR CHANNEL. The worst performing exposures by country included Malaysia, Indonesia, Austria and Colombia.

OUTLOOK

Rising investor inflation worries drove U.S. 10-year Treasury yields to 4.25% in mid-June, and every other major bond market except New Zealand sold off in correlated fashion. Despite new records for oil prices, yields fell as concerns shifted back to the global economic outlook. This stagflationary investor psychology was negative for equities in the period, and helped widen credit spreads in June. The U.S. economic data have actually been consistent with Q2 GDP growth as high as 2.0%, but the risks of a recessionary Q4 and Q1 2009 have increased with every dollar of the oil price. Japanese economic data have been mixed-to-weak, Euro-zone sentiment has plunged, while Chinese demand remains extremely strong.

While we have been looking for a U.S. dollar bottom, we see this as a difficult call until we can gain confidence in a sustained revival of U.S. economic data. The sluggish U.S. economy continues to show housing and durables weakness offset by export strength. It is possible that commodity prices are near a local peak and we are tactically underweight commodity currencies. We believe that any reversal of oil prices in particular would be bullish for U.S. consumer sentiment credit spreads, and the U.S. dollar. We are inclined to tactically trade duration; and recently extended JGB duration on their June yield back-up.

Our euro duration is neutral and our U.S. duration is in spread product. We see the value proposition for non-U.S. currencies as poor, except for non-Japan Asian currencies, which may gain strength following renewed renminbi appreciation later this year. Unfortunately, in some Asian countries, central banks have been excessively accommodating to rising local inflation, undermining local bond sentiment. We continue to believe that at current spread levels, credit spreads are wide enough to offer value, even if the U.S. recovery is delayed for some time.

Currency hedges were employed in the Portfolio during the period.

EQUITY OVERVIEW

PORTFOLIO REVIEW

The materials sector was the largest contributor to return led by moves in agricultural companies POTASH CORPORATION OF SASKATCHEWAN and MONSANTO. POTASH CORP, a Canadian fertilizer company, shares rose sharply due to strong demand for the company's fertilizer products, as rising food demand in developing nations remains robust. The company is expanding output by 70 percent through 2015, attempting to keep up with demand. MONSANTO was up significantly for the period as corn and grain prices continue to rise. The company manufactures genetically modified corn seeds, which help crops resist drought and disease. Increased crop resistance helps farmers increase yield and ultimately profits.

On the down side, GOOGLE and APPLE were the largest individual detractors to performance in the period. GOOGLE shares fell early in the year after missing quarterly estimates due to a slowdown in ad spending on the Internet. Management identified changes it initiated to improve ad quality as the source of the slowdown, but investors were concerned there was a broader impact coming from slower economic growth. These concerns were put to rest in the second quarter with the release of strong Q1 results, and the stock performed considerably better in Q2. APPLE declined after posting tremendous growth for its fiscal first quarter in 2008, but more tepid guidance for the first part of calendar year 2008. The stock rebounded strongly in the second quarter, and we believe the company's initial guidance will prove to be conservative. Despite iPod sales growth slowing, the company's computer sales are growing faster than expected and iPhone sales continue to impress.

MARKET ENVIRONMENT/CONDITIONS

The equity income portion of the Portfolio modestly underperformed the MSCI WORLD INDEX (-10.24%), as equity markets around the world struggled during the first half of 2008. After staging a comeback from March lows, most markets gave back much of these gains in the last few weeks of the second quarter. Investors have been dealing with a variety of challenging issues, while the overriding concern has been the increasing energy price and its impact on the global economy.

CURRENT OUTLOOK/STRATEGY

As we enter the second half of the year, stock picking will continue to be paramount, as investors migrate to companies with visible earnings

--------
/1/ The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Citigroup WGBI is a market capitalization-weighted benchmark that tracks the performance of government bond markets of major countries in Europe, North America, Australia and Japan. The index is currency hedged into USD. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY LOOMIS, SAYLES & COMPANY, L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

streams, durable franchises and strong growth prospects to weather turbulent equity markets. High energy prices, concerns over inflationary pressures, and uncertainty over the impact of both on global growth will pose the biggest challenges in the months ahead. As we navigate these markets, we continue to position the Portfolio in companies with the greatest ability to generate revenue and bottom-line earnings growth against this broader market backdrop.

TEAM MANAGED

Mark B. Baribeau, CFA, a Vice President of Loomis Sayles, joined the firm in 1989. He is the Growth portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

Daniel J. Fuss, CFA, CIC, Executive Vice President, Vice Chairman and Director of Loomis Sayles has been with the firm since 1976. He is the portfolio manager of the domestic fixed income securities sector of the Portfolio.

Warren Koontz, CFA, a Vice President of Loomis Sayles, joined the firm in 1995. He is the Value portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

David Rolley, CFA, Vice President of Loomis Sayles, has been with the firm since 1994. He is the portfolio manager of the international fixed income securities sector of the Portfolio.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition, which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                     Percent of
                 Description                         Net Assets
                 ----------------------------------------------
                 Apple, Inc.                           2.48%
                 ----------------------------------------------
                 Monsanto Co.                          2.37%
                 ----------------------------------------------
                 ABB, Ltd.                             2.32%
                 ----------------------------------------------
                 ArcelorMittal                         2.31%
                 ----------------------------------------------
                 Google, Inc.--Class A                 2.20%
                 ----------------------------------------------
                 Southwestern Energy Co.               2.07%
                 ----------------------------------------------
                 U.S. Treasury Bonds                   2.01%
                 ----------------------------------------------
                 Potash Corp. of Saskatchewan, Inc.    1.96%
                 ----------------------------------------------
                 QUALCOMM, Inc.                        1.96%
                 ----------------------------------------------
                 Transocean, Inc.                      1.76%
                 ----------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                [CHART]
Cyclical                          15.1%
Basic Materials                   14.2%
Financials                        13.5%
Technology                        11.4%
Non-Cyclical                      10.5%
Utilities                         10.3%
Diversified                        8.9%
Energy                             8.1%
Government                         7.2%
Asset-Backed Securities            0.4%
Communications                     0.2%
Industrials                        0.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY LOOMIS, SAYLES & COMPANY, L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


               LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO MANAGED BY
LOOMIS, SAYLES & COMPANY, L.P. VS. MSCI WORLD INDEX/SM1/ AND CITIGROUP WGBI/2/
                           Growth Based on $10,000+

                                         [CHART]

                     Loomis Sayles Global      MSCI World      Citigroup
                      Markets Portfolio        Index/SM1/       WGBI/2/
                    ---------------------     ------------    ----------
   05/01/2006              $10,000              $10,000         $10,000
   12/31/2006               10,466               10,967           9,419
   12/31/2007               13,416               12,017          10,450
   06/30/2008               12,319               10,586          10,975



    ------------------------------------------------------------
                                    Average Annual Return/3/
                                  (for the period ended 6/30/08)
    ------------------------------------------------------------
                                                       Since
                                  6 Months  1 Year  Inception/4/
    ------------------------------------------------------------
    Loomis Sayles Global Markets
--  Portfolio--Class A             -8.18%     7.14%   10.10%
    Class B                        -8.30%     6.81%    9.76%
    ------------------------------------------------------------
- - MSCI World Index/SM1/         -10.25%   -10.18%    3.55%
    ------------------------------------------------------------
--  Citigroup WGBI/2/               5.02%    17.00%    9.31%
    ------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

/2/The Citigroup WGBI is market capitalization weighted and tracks total returns of government bonds in 21 countries globally. Local bond market returns are from country subindexes of the Citigroup WGBI. The index is unmanaged, includes reinvested interest and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A and Class B shares is 5/1/06. Index returns are based on an inception date of 4/30/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO       ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  918.20       $3.34
  Hypothetical (5% return before expenses)      1,000.00      1,021.38        3.52
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  917.00       $4.53
  Hypothetical (5% return before expenses)      1,000.00      1,020.14        4.77
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.70% and 0.95% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

MUNICIPAL BOND - 0.1%
VIRGINIA - 0.1%
Tobacco Settlement Financing Corp. 6.706%, due
  06/01/46 (Cost - $1,399,686).................... $      1,400,000 $     1,180,088
                                                                    ---------------
ASSET-BACKED SECURITIES - 0.2%
Citibank Credit Card Issuance Trust 5.375%, due
  04/10/13(f).....................................          600,000         909,181
MBNA Credit Card Master Note 4.150%, due
  04/19/10(f).....................................          665,000       1,001,964
                                                                    ---------------
Total Asset-Backed Securities (Cost $1,680,875)                           1,911,145
                                                                    ---------------

DOMESTIC BONDS & DEBT SECURITIES - 20.4%
AEROSPACE & DEFENSE - 0.1%
Embraer Overseas, Ltd. 6.375%, due 01/24/17.......        1,470,000       1,436,925
                                                                    ---------------
AIRLINES - 0.3%
Delta Air Lines, Inc. 8.954%, due 08/10/14........        2,080,936       1,768,796
  8.021%, due 08/10/22............................        2,055,198       1,623,606
                                                                    ---------------
                                                                          3,392,402
                                                                    ---------------
AUTO COMPONENTS - 0.1%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28...        1,228,000       1,031,520
                                                                    ---------------
AUTOMOBILES - 0.6%
Ford Motor Co. 6.625%, due 10/01/28...............        5,610,000       3,029,400
  7.450%, due 07/16/31............................        1,400,000         822,500
General Motors Corp. 8.250%, due 07/15/23.........        3,290,000       1,932,875
  8.375%, due 07/15/33............................           75,000          44,813
  7.400%, due 09/01/25............................          215,000         110,725
                                                                    ---------------
                                                                          5,940,313
                                                                    ---------------
BUILDING PRODUCTS - 0.2%
Lafarge S.A. 5.375%, due 06/26/17(f)..............          350,000         493,366
  4.750%, due 03/23/20(f).........................          275,000         353,525
Owens Corning, Inc. 6.500%, due 12/01/16..........           90,000          82,387
  7.000%, due 12/01/36............................          140,000         117,105
USG Corp. 6.300%, due 11/15/16....................          195,000         157,950
  8.000%, due 01/15/18............................        1,495,000       1,315,600
                                                                    ---------------
                                                                          2,519,933
                                                                    ---------------
CAPITAL MARKETS - 0.3%
Goldman Sachs Group, Inc. (The) 5.208%, due
  05/23/16(f).....................................        1,650,000       2,392,999
  6.875%, due 01/18/38(g).........................          500,000         983,097
                                                                    ---------------
                                                                          3,376,096
                                                                    ---------------

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

CHEMICALS - 0.1%
Hercules, Inc. 6.500%, due 06/30/29............... $         10,000 $         8,150
LPG International, Inc. 7.250%, due 12/20/15(a)...        1,465,000       1,507,119
                                                                    ---------------
                                                                          1,515,269
                                                                    ---------------
COMMERCIAL BANKS - 1.8%
Asian Development Bank 2.350%, due 06/21/27(h)....      210,000,000       2,023,993
BNP Paribas 4.730%, due 04/29/49(f)...............          200,000         259,117
Canara Bank (London Branch) 6.365%, due 11/28/21..        1,700,000       1,537,616
European Investment Bank 1.250%, due
  09/20/12(h)(a)..................................      322,000,000       3,035,818
  6.500%, due 08/12/14(i).........................        4,510,000       2,137,439
HSBC Bank USA 2.806%, due 05/17/12 (144A)(j)(b)(c)        3,500,000         985,034
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A)(b)...        1,955,000       1,754,863
Kreditanstalt fuer Wiederaufbau 1.850%, due
  09/20/10(h).....................................      353,000,000       3,379,612
  2.600%, due 06/20/37(h).........................       84,000,000         815,086
Lloyds TSB Bank Plc 4.385%, due 05/29/49(f).......          365,000         449,974
PPR 4.000%, due 01/29/13(f).......................          250,000         350,530
RBS Capital Trust C 4.243%, due 12/29/49(f).......          325,000         383,679
Standard Chartered Bank 5.875%, due 09/26/17(f)...          750,000       1,095,807
Wells Fargo & Co. 4.625%, due 11/02/35(g).........          515,000         828,562
                                                                    ---------------
                                                                         19,037,130
                                                                    ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
United Rentals North America, Inc. 7.750%, due
  11/15/13(a).....................................        1,000,000         800,000
                                                                    ---------------
COMMUNICATIONS EQUIPMENT - 0.1%
Motorola, Inc. 6.500%, due 11/15/28...............          270,000         210,914
  6.625%, due 11/15/37............................          355,000         279,281
  5.220%, due 10/01/97............................          170,000          94,571
                                                                    ---------------
                                                                            584,766
                                                                    ---------------
CONSTRUCTION MATERIALS - 0.2%
Borden, Inc. 9.200%, due 03/15/21.................        1,910,000       1,069,600
Cemex Finance Europe B.V. 4.750%, due 03/05/14(f).          450,000         603,228
                                                                    ---------------
                                                                          1,672,828
                                                                    ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
--------------------------------------------------------------------------------------

CONSUMER FINANCE - 1.2%
FCE Bank Plc 7.875%, due 02/15/11(g).............. $        450,000 $       758,083
Ford Motor Credit Co. 10.250%/9.750% 9.750%,
  due 09/15/10....................................          160,000         139,567
Ford Motor Credit Co. LLC 5.700%, due 01/15/10....          840,000         716,908
  8.625%, due 11/01/10............................        2,070,000       1,756,859
  7.000%, due 10/01/13............................        7,160,000       5,278,037
GMAC LLC 6.875%, due   09/15/11-08/28/12..........          490,000         340,197
  8.000%, due 11/01/31............................        1,200,000         782,238
  7.250%, due 03/02/11............................          480,000         352,805
  6.000%, due 12/15/11............................        1,045,000         719,618
  7.000%, due 02/01/12............................          445,000         309,545
  6.625%, due 05/15/12............................          890,000         611,028
  6.750%, due 12/01/14............................        1,100,000         727,334
                                                                    ---------------
                                                                         12,492,219
                                                                    ---------------
CONTAINERS & PACKAGING - 0.1%
OI European Group B.V. 6.875%, due 03/31/17
  (144A)(f)(b)....................................          100,000         148,809
Owens Brockway Glass Container, Inc. 6.750%, due
  12/01/14(f).....................................          300,000         446,427
                                                                    ---------------
                                                                            595,236
                                                                    ---------------
DISTRIBUTORS - 0.1%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16
  (144A)(a)(b)....................................        1,380,000       1,331,700
                                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.8%
BNP Paribas S.A. 8.419%, due 06/13/11
  (144A)(k)(b)(c).................................    8,241,755,000         632,166
CIT Group, Inc. 7.625%, due 11/30/12..............       11,942,000      10,401,482
General Electric Capital Corp. 1.000%, due
  03/21/12(h).....................................       60,000,000         538,373
JPMorgan Chase & Co.
  2.693%, due 06/08/12 (144A)(j)(b)(c)............        6,383,540       1,662,749
  7.101%, due 09/10/12 (144A)(k)(b)(c)............    9,380,000,000         612,142
  4.109%, due 10/22/12 (144A)(h)(b)(c)............    2,280,000,000       1,569,114
  3.935%, due 11/01/12 (144A)(h)(b)(c)............      183,200,000         126,447

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Lehman Brothers Holdings, Inc. 5.000%, due
  01/26/10(g)..................................... $        600,000 $     1,126,307
  6.000%, due 05/03/32............................          110,000          84,100
  6.875%, due 07/17/37............................        1,820,000       1,566,652
Level 3 Financing, Inc. 9.250%, due 11/01/14......           50,000          45,750
  8.750%, due 02/15/17............................           55,000          47,575
Merrill Lynch & Co., Inc. 10.710%, due 03/08/17(l)        2,900,000       1,436,897
Morgan Stanley 5.375%, due 11/14/13(g)............        1,110,000       1,991,749
Residential Capital LLC 8.125%, due 11/21/08(a)...            5,000           4,400
  8.500%, due 06/01/12............................          225,000          88,875
SLM Corp. 4.000%, due 01/15/10....................           20,000          18,638
  5.400%, due 10/25/11............................           80,000          73,055
  5.125%, due 08/27/12............................           90,000          78,310
  5.375%, due 01/15/13-05/15/14...................          515,000         453,378
  5.000%, due 10/01/13-06/15/18...................        3,625,000       3,045,120
  5.050%, due 11/14/14............................          790,000         647,894
  8.450%, due 06/15/18............................        1,665,000       1,599,914
  5.625%, due 08/01/33............................        1,340,000       1,011,880
                                                                    ---------------
                                                                         28,862,967
                                                                    ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
Alcatel-Lucent 6.375%, due 04/07/14(f)............          425,000         562,168
AT&T, Inc. 6.500%, due 09/01/37...................        2,205,000       2,140,868
Axtel S.A.B. de C.V. 7.625%, due
  02/01/17 (144A)(b)..............................        1,660,000       1,703,575
Excelcomindo Finance Co. B.V. 7.125%, due
  01/18/13 (144A)(b)..............................          955,000         958,581
France Telecom S.A. 3.625%, due 10/14/15(f).......          755,000       1,037,891
GTE Corp. 6.940%, due 04/15/28....................           55,000          54,595
Hanarotelecom, Inc. 7.000%, due 02/01/12 (144A)(b)        2,300,000       2,300,000
Koninklijke KPN N.V. 6.500%, due 01/15/16(f)......           50,000          78,937
Level 3 Communications, Inc. 3.500%, due 06/15/12.        1,320,000       1,077,450

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
New England Telephone and Telegraph Co. 7.875%,
  due 11/15/29.................................... $        415,000 $       444,888
Northern Telecom Capital 7.875%, due 06/15/26.....          960,000         691,200
Qwest Capital Funding, Inc. 6.500%, due 11/15/18..          870,000         717,750
  7.625%, due 08/03/21............................        1,070,000         928,225
  6.875%, due 07/15/28............................          835,000         672,175
  7.750%, due 02/15/31............................        1,445,000       1,239,087
Qwest Corp. 6.875%, due 09/15/33..................          970,000         805,100
Royal KPN N.V. 4.750%, due 01/17/17(f)............          100,000         139,401
Sprint Capital Corp. 6.900%, due 05/01/19.........        1,340,000       1,177,986
  6.875%, due 11/15/28............................        1,405,000       1,172,578
Telecom Italia Capital S.A. 4.950%, due 09/30/14..          310,000         284,099
Telecom Italia S.p.A. 5.375%, due 01/29/19(f).....          100,000         138,157
Verizon Communications, Inc. 5.850%, due 09/15/35.          390,000         344,832
Verizon Maryland, Inc. 5.125%, due 06/15/33.......          130,000         100,699
Verizon New York, Inc. 7.375%, due 04/01/32.......        3,400,000       3,463,556
                                                                    ---------------
                                                                         22,233,798
                                                                    ---------------
FOOD & STAPLES RETAILING - 0.3%
Safeway, Inc. 6.350%, due 08/15/17................        2,500,000       2,577,360
                                                                    ---------------
FOOD PRODUCTS - 0.7%
Albertson's, Inc. 7.450%, due 08/01/29............        5,470,000       5,201,751
Kraft Foods, Inc. 6.500%, due 08/11/17............        1,110,000       1,113,303
  7.000%, due 08/11/37............................          905,000         898,791
                                                                    ---------------
                                                                          7,213,845
                                                                    ---------------
GAS UTILITIES - 0.1%
Transportadora de Gas del Sur S.A. 7.875%, due
  05/14/17 (144A)(b)..............................          865,000         666,050
                                                                    ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Boston Scientific Corp. 5.450%, due 06/15/14......           65,000          60,288
  6.400%, due 06/15/16............................          470,000         444,150
  7.000%, due 11/15/35............................          770,000         681,450
                                                                    ---------------
                                                                          1,185,888
                                                                    ---------------

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 1.2%
CIT Group, Inc. 4.250%, due   09/22/11-03/17/15(f) $        795,000 $       938,051
  3.800%, due 11/14/12(f).........................          700,000         812,629
  5.500%, due 12/20/16(g).........................          200,000         271,759
DASA Finance Corp. 8.750%, due 05/29/18 (144A)(b).        1,030,000       1,036,437
HCA, Inc. 6.750%, due 07/15/13....................          100,000          87,750
  6.375%, due 01/15/15............................          215,000         178,450
  7.190%, due 11/15/15............................          480,000         415,856
  8.360%, due 04/15/24............................        1,025,000         877,556
  7.690%, due 06/15/25............................          755,000         621,190
  7.500%, due 12/15/23-11/06/33...................        5,200,000       4,043,582
  6.250%, due 02/15/13............................          140,000         121,450
  5.750%, due 03/15/14............................           60,000          49,950
  6.500%, due 02/15/16(a).........................        2,185,000       1,829,937
  7.580%, due 09/15/25............................          625,000         510,060
  7.050%, due 12/01/27............................           80,000          60,983
  7.750%, due 07/15/36............................          275,000         218,855
Tenet Healthcare Corp. 6.875%, due 11/15/31.......          910,000         659,750
  6.500%, due 06/01/12............................           55,000          52,113
  7.375%, due 02/01/13............................           45,000          42,525
                                                                    ---------------
                                                                         12,828,883
                                                                    ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
Six Flags, Inc. 9.750%, due 04/15/13(a)...........          680,000         389,300
  9.625%, due 06/01/14(a).........................        2,745,000       1,537,200
                                                                    ---------------
                                                                          1,926,500
                                                                    ---------------
HOUSEHOLD DURABLES - 0.9%
Desarrolladora Homex S.A. de C.V. 7.500%, due
  09/28/15........................................          985,000         994,850
K. Hovnanian Enterprises, Inc. 7.750%, due
  05/15/13(a).....................................           30,000          19,350
  6.375%, due 12/15/14............................          170,000         111,350
  8.875%, due 04/01/12(a).........................          150,000         109,500
  6.250%, due 01/15/15-01/15/16...................        1,810,000       1,133,900
  7.500%, due 05/15/16............................           15,000          10,050
Lennar Corp. 5.125%, due 10/01/10.................          160,000         139,200
  5.500%, due 09/01/14............................          195,000         142,350
  5.600%, due 05/31/15............................        4,405,000       3,243,181
  6.500%, due 04/15/16............................          535,000         409,944

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES - CONTINUED
Pulte Homes, Inc. 5.200%, due 02/15/15............ $         35,000 $        28,700
  6.375%, due 05/15/33............................        1,580,000       1,232,400
  6.000%, due 02/15/35............................        1,925,000       1,511,125
                                                                    ---------------
                                                                          9,085,900
                                                                    ---------------
INDUSTRIAL CONGLOMERATES - 0.4%
Bombardier, Inc. 7.250%, due 11/15/16 (144A)(f)(b)          400,000         603,110
Borden, Inc. 8.375%, due 04/15/16.................        3,030,000       1,772,550
  7.875%, due 02/15/23............................          899,000         512,430
Wendel 4.875%, due 05/26/16(f)....................          750,000         866,220
  4.375%, due 08/09/17(f).........................          450,000         463,366
                                                                    ---------------
                                                                          4,217,676
                                                                    ---------------
MACHINERY - 0.0%
Cummins, Inc. 6.750%, due 02/15/27................          509,000         446,761
                                                                    ---------------
MEDIA - 1.0%
Clear Channel Communications, Inc. 5.750%, due
  01/15/13........................................          520,000         350,668
  4.900%, due 05/15/15............................           55,000          32,492
  5.500%, due 12/15/16............................        2,720,000       1,592,331
  6.875%, due 06/15/18............................            5,000           2,950
Comcast Corp. 5.650%, due 06/15/35................          265,000         225,894
  6.950%, due 08/15/37............................        6,735,000       6,719,207
News America, Inc. 6.150%, due 03/01/37...........          305,000         281,718
Shaw Communications, Inc. 6.150%, due 05/09/16(m).        1,720,000       1,653,354
Time Warner, Inc. 6.500%, due 11/15/36............           45,000          40,180
                                                                    ---------------
                                                                         10,898,794
                                                                    ---------------
METALS & MINING - 0.4%
Ranhill Labuan, Ltd. 12.500%, due 10/26/11
  (144A)(b).......................................        1,230,000       1,107,000
United States Steel Corp. 6.650%, due 06/01/37....        2,080,000       1,837,857
Vale Overseas, Ltd. 6.875%, due 11/21/36..........        1,530,000       1,428,614
                                                                    ---------------
                                                                          4,373,471
                                                                    ---------------
MULTILINE RETAIL - 0.3%
JC Penney Corp., Inc. 5.750%, due 02/15/18........          230,000         205,211
  6.375%, due 10/15/36............................        3,180,000       2,663,717
  7.400%, due 04/01/37............................          210,000         189,074
  7.625%, due 03/01/97............................          250,000         204,281
                                                                    ---------------
                                                                          3,262,283
                                                                    ---------------

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - 1.1%
Anadarko Petroleum Corp. 5.950%, due 09/15/16..... $        395,000 $       395,847
  6.450%, due 09/15/36............................          290,000         287,176
Chesapeake Energy Corp. 6.250%, due 01/15/17(f)...          650,000         936,552
  6.500%, due 08/15/17............................          155,000         145,700
  6.875%, due 11/15/20............................          600,000         567,000
Colorado Interstate Gas Co. 6.800%, due 11/15/15..            5,000           5,132
El Paso Corp. 6.950%, due 06/01/28................            5,000           4,630
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%,
  due 11/01/15 (144A)(b)..........................          850,000         820,250
Midamerican Energy Holdings Co. 6.500%, due
  09/15/37........................................          595,000         602,905
NGC Corp. Capital Trust, Series B 8.316%, due
  06/01/27........................................          540,000         448,875
Noble Group, Ltd. 8.500%, due 05/30/13 (144A)(b)..        1,100,000       1,083,500
Tennessee Gas Pipeline Co. 7.000%, due 10/15/28(a)        4,635,000       4,543,491
TXU Corp. 5.550%, due 11/15/14....................          630,000         496,360
  6.500%, due 11/15/24............................        1,620,000       1,203,339
  6.550%, due 11/15/34............................          120,000          88,029
                                                                    ---------------
                                                                         11,628,786
                                                                    ---------------
PAPER & FOREST PRODUCTS - 0.7%
Georgia-Pacific Corp. 8.000%, due 01/15/24........        2,300,000       2,139,000
  7.375%, due 12/01/25............................          415,000         352,750
  7.250%, due 06/01/28............................          120,000         100,800
  7.750%, due 11/15/29............................        1,995,000       1,765,575
  8.875%, due 05/15/31............................        1,960,000       1,822,800
Sappi Papier Holding AG 7.500%, due 06/15/32
  (144A)(b).......................................          715,000         588,866
                                                                    ---------------
                                                                          6,769,791
                                                                    ---------------
PHARMACEUTICALS - 0.5%
Bristol-Myers Squibb Co. 4.625%, due 11/15/21(f)..          300,000         403,521
Johnson & Johnson 5.950%, due 08/15/37............        5,000,000       5,209,030
                                                                    ---------------
                                                                          5,612,551
                                                                    ---------------
REAL ESTATE - 0.1%
Highwoods Properties, Inc. 5.850%, due 03/15/17...        1,190,000       1,027,738
                                                                    ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
Colonial Realty LP 6.050%, due 09/01/16........... $        175,000 $       153,453
iStar Financial, Inc. 5.650%, due 09/15/11........          180,000         154,008
  8.625%, due 06/01/13............................        3,255,000       2,978,325
  5.950%, due 10/15/13............................          955,000         783,100
  5.700%, due 03/01/14............................          125,000         105,000
  6.050%, due 04/15/15............................           40,000          32,000
  5.875%, due 03/15/16............................           40,000          31,559
                                                                    ---------------
                                                                          4,237,445
                                                                    ---------------
ROAD & RAIL - 0.2%
CSX Corp. 6.250%, due 03/15/18....................        1,270,000       1,224,740
DP World, Ltd. 6.850%, due 07/02/37 (144A)(b).....        1,300,000       1,118,676
                                                                    ---------------
                                                                          2,343,416
                                                                    ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Amkor Technology, Inc. 7.750%, due 05/15/13.......          105,000          97,781
                                                                    ---------------
SOFTWARE - 0.0%
Bite Finance International B.V. 8.458%, due
  03/15/14 (144A)(f)(b)...........................          280,000         353,562
                                                                    ---------------
SPECIALTY RETAIL - 0.7%
Edcon Proprietary, Ltd.
  8.208%, due 06/15/14 (144A)(f)(b)...............          870,000         904,192
  8.208%, due 06/15/14(f).........................          610,000         633,974
Home Depot, Inc. 5.875%, due 12/16/36.............        3,305,000       2,708,246
Toys R US, Inc. 7.875%, due 04/15/13(a)...........          565,000         464,712
  7.375%, due 10/15/18............................        3,615,000       2,693,175
                                                                    ---------------
                                                                          7,404,299
                                                                    ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Kellwood Co. 7.625%, due 10/15/17.................        1,250,000         812,500
                                                                    ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
Countrywide Financial Corp. 3.079%, due 12/19/08..          160,000         156,025
Countrywide Home Loans, Inc., Series L 4.000%,
  due 03/22/11....................................          454,000         413,573
Odebrecht Finance, Ltd. 7.500%, due 10/18/17
  (144A)(b).......................................          400,000         413,000
Residential Capital LLC 8.375%, due 06/30/10(a)...           10,000           4,250
  8.500%, due 04/17/13............................        1,480,000         584,600
  8.875%, due 06/30/15............................          750,000         296,250
                                                                    ---------------
                                                                          1,867,698
                                                                    ---------------

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

TOBACCO - 0.1%
Reynolds American, Inc. 6.750%, due 06/15/17...... $        510,000 $       509,005
  7.250%, due 06/15/37............................          125,000         123,113
                                                                    ---------------
                                                                            632,118
                                                                    ---------------
WATER UTILITIES - 0.2%
Veolia Environnement 4.000%, due 02/12/16(f)......        1,100,000       1,536,995
  5.125%, due 05/24/22(f).........................          235,000         328,068
                                                                    ---------------
                                                                          1,865,063
                                                                    ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Nextel Communications, Inc. 7.375%, due 08/01/15..          970,000         805,622
  6.875%, due 10/31/13............................          387,000         327,245
  Series F 5.950%, due 03/15/14...................          624,000         501,332
SK Telecom Co., Ltd. 6.625%, due 07/20/27
  (144A)(b).......................................        1,175,000       1,166,652
Sprint Nextel Corp. 6.000%, due 12/01/16..........          109,000          93,888
                                                                    ---------------
                                                                          2,894,739
                                                                    ---------------
Total Domestic Bonds & Debt Securities (Cost
$227,088,736)                                                           213,054,000
                                                                    ---------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS - 2.8%
U.S. Treasury Bond 4.500%, due 02/15/36...........        8,440,000       8,382,642
  4.750%, due 02/15/37............................       20,365,000      21,036,413
                                                                    ---------------
Total U.S. Government & Agency Obligations (Cost
$28,110,880)                                                             29,419,055
                                                                    ---------------

FOREIGN BONDS & DEBT SECURITIES - 2.4%
ARGENTINA - 0.0%
Argentina Bonos 3.092%, due 08/03/12..............          540,000         291,195
                                                                    ---------------
BRAZIL - 0.0%
ISA Capital do Brasil S.A. 7.875%, due 01/30/12
  (144A)(b).......................................          105,000         108,938
                                                                    ---------------
COLOMBIA - 0.3%
Colombia Government International Bond 11.750%,
  due 03/01/10(n).................................      489,000,000         254,690
  12.000%, due 10/22/15(n)(a).....................    5,179,000,000       2,619,773
Republic of Colombia 9.850%, due 06/28/27(n)......      875,000,000         360,275
                                                                    ---------------
                                                                          3,234,738
                                                                    ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------
                                                         PAR            VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

GERMANY - 0.2%
Bundesrepublik Deutschland 4.000%, due 01/04/37(f) $      1,335,000 $     1,819,361
                                                                    ---------------
SINGAPORE - 0.8%
Singapore Government Bond 4.625%, due 07/01/10(o).       11,345,000       8,871,851
                                                                    ---------------
SOUTH AFRICA - 0.4%
Republic of South Africa 4.500%, due 04/05/16(f)..        2,720,000       3,672,828
                                                                    ---------------
UNITED KINGDOM - 0.3%
BSkyB Finance UK Plc 5.750%, due 10/20/17(g)......          555,000         975,550
HSBC Bank Plc London 3.013%, due 04/18/12
  (144A)(j)(b)(c).................................        7,655,000       2,175,496
                                                                    ---------------
                                                                          3,151,046
                                                                    ---------------
URUGUAY - 0.4%
Uruguay Government International Bond 4.250%, due
  04/05/27(p).....................................       68,000,000       4,021,266
                                                                    ---------------
Total Foreign Bonds & Debt Securities (Cost
$22,796,412)                                                             25,171,223
                                                                    ---------------

FOREIGN BONDS & DEBT SECURITES - EMERGING MARKETS - 1.0%
SOVEREIGN - 1.0%
Brazil Notas do Tesouro Nacional -
  Serie B 6.000%, due 08/15/10(l).................          219,000       2,327,351
Indonesia Government International Bond 7.750%,
  due 01/17/38 (144A)(b)..........................        1,125,000       1,063,125
Indonesia Treasury Bond 11.000%, due 12/15/12(k)..   13,023,000,000       1,316,583
Mexican Bonos 8.000%, due 12/07/23(q).............       33,500,000       2,910,047
Poland Government Bond 5.750%, due 03/24/10(i)....        7,350,000       3,386,858
                                                                    ---------------
Total Foreign Bonds & Debt Securites - Emerging
Markets (Cost $10,809,188)                                               11,003,964
                                                                    ---------------

CONVERTIBLE BONDS - 0.9%
BIOTECHNOLOGY - 0.3%
Vertex Pharmaceuticals, Inc. 4.750%, due 02/15/13.        1,880,000       2,970,400
                                                                    ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Level 3 Communications, Inc.
  6.000%, due 09/15/09-03/15/10...................          645,000         617,338
  2.875%, due 07/15/10............................        1,310,000       1,102,037
  5.250%, due 12/15/11............................          255,000         231,094
                                                                    ---------------
                                                                          1,950,469
                                                                    ---------------

-----------------------------------------------------------------------------------
                                                      SHARES/PAR        VALUE
SECURITY DESCRIPTION                                    AMOUNT         (NOTE 2)
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Avnet, Inc. 2.000%, due 03/15/34.................. $        140,000 $       145,425
                                                                    ---------------
PHARMACEUTICALS - 0.1%
Valeant Pharmaceuticals 3.000%, due 08/16/10......        1,150,000       1,059,437
                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
iStar Financial, Inc. 3.198%, due 10/01/12(d).....        1,150,000         902,750
                                                                    ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Kulicke & Soffa Industries, Inc. 0.875%, due
  06/01/12........................................          910,000         708,663
                                                                    ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
Countrywide Financial Corp. 0.000%, due
  04/15/37(d).....................................          319,000         309,031
  0.426%, due 05/15/37............................          916,000         862,185
                                                                    ---------------
                                                                          1,171,216
                                                                    ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
NII Holdings, Inc. 3.125%, due 06/15/12...........          400,000         339,000
                                                                    ---------------
Total Convertible Bonds (Cost $8,413,027)                                 9,247,360
                                                                    ---------------

COMMON STOCKS - 68.3%
BIOTECHNOLOGY - 2.6%
Actelion, Ltd.*(a)................................          228,142      12,152,597
Gilead Sciences, Inc.*............................          274,959      14,559,079
                                                                    ---------------
                                                                         26,711,676
                                                                    ---------------
CAPITAL MARKETS - 4.4%
Blackrock, Inc.(a)................................           61,874      10,951,698
Goldman Sachs Group, Inc. (The)...................           57,532      10,062,347
Julius Baer Holding AG............................          124,931       8,371,127
Man Group Plc.....................................        1,353,642      16,676,235
                                                                    ---------------
                                                                         46,061,407
                                                                    ---------------
CHEMICALS - 4.3%
Monsanto Co.......................................          195,892      24,768,584
Potash Corp. of Saskatchewan, Inc.................           89,724      20,508,215
                                                                    ---------------
                                                                         45,276,799
                                                                    ---------------
COMMERCIAL BANKS - 1.7%
Standard Chartered Plc............................          319,864       9,040,218
Sumitomo Mitsui Financial Group, Inc..............            1,174       8,807,144
                                                                    ---------------
                                                                         17,847,362
                                                                    ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Capita Group Plc..................................          844,696      11,543,367
                                                                    ---------------
COMMUNICATIONS EQUIPMENT - 3.9%
Nokia Oyj (ADR)...................................          380,335       9,318,207
QUALCOMM, Inc.....................................          460,796      20,445,519
Research In Motion, Ltd.*.........................           92,524      10,820,682
                                                                    ---------------
                                                                         40,584,408
                                                                    ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 COMPUTERS & PERIPHERALS - 2.5%
 Apple, Inc. *.....................................    154,753 $    25,911,842
                                                               ---------------
 CONSTRUCTION & ENGINEERING - 0.9%
 Fluor Corp........................................     48,014       8,934,445
                                                               ---------------
 DIVERSIFIED FINANCIAL SERVICES - 0.9%
 JPMorgan Chase & Co...............................    277,685       9,527,372
                                                               ---------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
 AT&T, Inc.........................................    256,744       8,649,705
                                                               ---------------
 ELECTRICAL EQUIPMENT - 5.8%
 ABB, Ltd.*(a).....................................    856,078      24,211,500
 First Solar, Inc.*................................     47,253      12,891,564
 Gamesa Corp. Tecnologica S.A......................    295,914      14,526,514
 General Cable Corp.*(a)...........................    140,087       8,524,294
                                                               ---------------
                                                                    60,153,872
                                                               ---------------
 ENERGY EQUIPMENT & SERVICES - 4.3%
 BJ Services Co....................................    365,982      11,689,465
 Tenaris S.A. (ADR)(a).............................    195,679      14,578,086
 Transocean, Inc.*.................................    120,850      18,416,331
                                                               ---------------
                                                                    44,683,882
                                                               ---------------
 HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
 Covidien, Ltd.....................................    214,439      10,269,484
 Intuitive Surgical, Inc.*.........................     36,635       9,869,469
                                                               ---------------
                                                                    20,138,953
                                                               ---------------
 HOTELS, RESTAURANTS & LEISURE - 1.4%
 McDonald's Corp...................................    267,289      15,026,988
                                                               ---------------
 INDUSTRIAL CONGLOMERATES - 1.0%
 Siemens AG........................................     96,356      10,671,668
                                                               ---------------
 INTERNET & CATALOG RETAIL - 0.8%
 Priceline.com, Inc.*(a)...........................     72,596       8,381,934
                                                               ---------------
 INTERNET SOFTWARE & SERVICES - 2.2%
 Google, Inc. - Class A*...........................     43,563      22,932,434
                                                               ---------------
 IT SERVICES - 3.2%
 MasterCard, Inc. - Class A(a).....................     68,836      18,277,335
 Visa, Inc. - Class A*.............................    191,801      15,595,339
                                                               ---------------
                                                                    33,872,674
                                                               ---------------
 LEISURE EQUIPMENT & PRODUCTS - 0.6%
 Li Ning Co., Ltd..................................  2,566,500       5,935,374
                                                               ---------------
 MACHINERY - 2.4%
 Cummins, Inc......................................    162,760      10,664,035
 Flowserve Corp....................................    106,698      14,585,617
                                                               ---------------
                                                                    25,249,652
                                                               ---------------
 MEDIA - 0.8%
 News Corp. - Class A..............................    523,519       7,873,726
                                                               ---------------
 METALS & MINING - 6.3%
 ArcelorMittal(a)..................................    243,629      24,136,325
 Cia Siderurgica Nacional S.A......................    201,514       9,029,444

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 METALS & MINING - CONTINUED
 Freeport-McMoRan Copper & Gold, Inc...............    151,097 $    17,707,058
 Rio Tinto Plc (ADR)...............................     30,008      14,853,960
                                                               ---------------
                                                                    65,726,787
                                                               ---------------
 OIL, GAS & CONSUMABLE FUELS - 6.2%
 Exxon Mobil Corp..................................     66,496       5,860,292
 Petroleo Brasileiro S.A...........................    519,890      18,383,949
 PT Bumi Resources Tbk............................. 12,930,000      11,556,133
 Southwestern Energy Co.*..........................    453,627      21,597,181
 Total S.A.........................................     84,119       7,172,346
                                                               ---------------
                                                                    64,569,901
                                                               ---------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
 Broadcom Corp. - Class A*.........................    576,471      15,731,894
                                                               ---------------
 SOFTWARE - 3.5%
 Nintendo Co., Ltd.................................     31,735      17,859,687
 Oracle Corp.*.....................................    475,708       9,989,868
 UbiSoft Entertainment S.A.*.......................    103,070       9,048,460
                                                               ---------------
                                                                    36,898,015
                                                               ---------------
 SPECIALTY RETAIL - 0.8%
 Esprit Holdings, Ltd..............................    841,100       8,754,714
                                                               ---------------
 WIRELESS TELECOMMUNICATION SERVICES - 2.5%
 America Movil S.A. de C.V.(a).....................  4,758,634      12,584,397
 China Mobile (Hong Kong), Ltd.....................    977,091      13,076,238
                                                               ---------------
                                                                    25,660,635
                                                               ---------------
 Total Common Stocks (Cost $660,839,584)                           713,311,486
                                                               ---------------

 PREFERRED STOCKS - 0.2%
 THRIFTS & MORTGAGE FINANCE - 0.2%
 Federal Home Loan Mortgage Corp...................     45,766       1,112,114
 Federal National Mortgage Assoc...................     65,000       1,491,750
                                                               ---------------
                                                                     2,603,864
                                                               ---------------
 Total Preferred Stocks (Cost $2,769,150)                            2,603,864
                                                               ---------------

 CONVERTIBLE PREFERRED STOCKS - 0.1%
 CONSUMER FINANCE - 0.0%
 SLM Corp. 6.000%, due 12/15/43....................      6,350         111,125
                                                               ---------------
 TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.1%
 Lucent Technologies Capital Trust I 7.750%, due
   03/15/17........................................        764         604,706
                                                               ---------------
 Total Convertible Preferred Stocks (Cost $730,588)                    715,831
                                                               ---------------

 WARRANT - 0.9%
 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
 Bharti Airtel, Ltd. (144A)*(b) (Cost -
   $10,976,340)....................................    494,767       9,138,346
                                                               ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

---------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 13.9%
State Street Bank & Trust Co., Repurchase
  Agreement dated 06/30/08 at 1.100% to be
  repurchased at $13,152,402 on 07/01/08
  collateralized by $12,825,000 FHLMC at 5.250%
  due 04/18/16 with a value of $13,418,156........ $  13,152,000 $    13,152,000
State Street Navigator Securities Lending Prime
  Portfolio(e)....................................   131,754,985     131,754,985
                                                                 ---------------
Total Short-Term Investments (Cost $144,906,985)                     144,906,985
                                                                 ---------------

TOTAL INVESTMENTS - 111.2% (Cost $1,120,521,451)                   1,161,663,347
                                                                 ---------------

Other Assets and Liabilities (net) - (11.2)%                        (117,307,968)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 1,044,355,379
                                                                 ===============

PORTFOLIO FOOTNOTES:

*  Non-income producing security
(a) All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $36,132,380 of net assets.
(c) Zero coupon bond--Interest rate represents current yield to maturity.
(d) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.
(e) Represents investment of collateral received from securities lending transactions.
(f) Par shown in Euro Currency. Value is shown in USD.
(g) Par shown in Pound Sterling. Value is shown in USD.
(h) Par shown in Japanese Yen. Value is shown in USD.
(i) Par Shown in Polish Zloty. Value is shown in USD.
(j) Par shown in Malaysian Ringgit. Value is shown in USD.
(k) Par shown in Indonesian Rupiah. Value is shown in USD.
(l) Par shown in Brazilian Real. Value is shown in USD.
(m) Par shown in Canadian Dollar. Value is shown in USD.
(n) Par shown in Colombian Peso. Value is shown in USD.
(o) Par shown in Singapore Dollar. Value is shown in USD.
(p) Par shown in Uruguayan Peso. Value is shown in USD.
(q) Par shown in Mexican Peso. Value is shown in USD.
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  580,144,578        $      0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     449,763,784         415,864
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,029,908,362        $415,864

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
ASSETS
    Investments, at value (Note 2)*                                          $1,016,756,362
    Repurchase Agreement                                                         13,152,000
    Cash                                                                                158
    Cash denominated in foreign currencies**                                      1,407,398
    Collateral for securities on loan                                           131,754,985
    Receivable for investments sold                                              22,910,461
    Receivable for Trust shares sold                                                904,991
    Dividends receivable                                                            284,467
    Interest receivable                                                           5,510,920
    Unrealized appreciation on forward currency contracts (Note 8)                  415,864
                                                                             --------------
       Total assets                                                           1,193,097,606
                                                                             --------------
LIABILITIES
    Payables for:
       Investments purchased                                                     15,125,533
       Trust shares redeemed                                                      1,120,132
       Distribution and services fees--Class B                                       18,911
       Collateral for securities on loan                                        131,754,985
       Management fee (Note 3)                                                      590,947
       Administration fee                                                             5,409
       Custodian and accounting fees                                                 89,266
    Accrued expenses                                                                 37,044
                                                                             --------------
       Total liabilities                                                        148,742,227
                                                                             --------------
NET ASSETS                                                                   $1,044,355,379
                                                                             ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                          $1,005,061,865
    Accumulated net realized gain                                                 9,648,622
    Unrealized appreciation on investments and foreign currency                  41,620,369
    Distribution in excess of net investment income                             (11,975,477)
                                                                             --------------
       Total                                                                 $1,044,355,379
                                                                             ==============
NET ASSETS
    Class A                                                                  $  953,698,550
                                                                             ==============
    Class B                                                                      90,656,829
                                                                             ==============
CAPITAL SHARES OUTSTANDING
    Class A                                                                      86,802,814
                                                                             ==============
    Class B                                                                       8,292,216
                                                                             ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                  $        10.99
                                                                             ==============
    Class B                                                                           10.93
                                                                             ==============

--------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $  975,614,466
**Cost of cash denominated in foreign currencies                                  1,385,710

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                                      $   3,384,260
    Interest (2)                                                                          10,916,229
                                                                                       -------------
       Total investment income                                                            14,300,489
                                                                                       -------------
EXPENSES
    Management fee (Note 3)                                                                3,496,759
    Administration fees                                                                       32,896
    Custodian and accounting fees                                                            101,868
    Distribution and services fees--Class B                                                  104,211
    Audit                                                                                     20,988
    Legal                                                                                     12,290
    Trustee fees and expenses                                                                  7,957
    Shareholder reporting                                                                     22,964
    Other                                                                                      5,378
                                                                                       -------------
       Total expenses                                                                      3,805,311
       Less broker commission recapture                                                      (51,309)
                                                                                       -------------
    Net expenses                                                                           3,754,002
                                                                                       -------------
    Net investment income                                                                 10,546,487
                                                                                       -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain (loss) on:
       Investments                                                                        11,019,972
       Foreign currency                                                                     (773,037)
                                                                                       -------------
    Net realized gain on investments and foreign currency                                 10,246,935
                                                                                       -------------
    Net change in unrealized appreciation (depreciation) on:
       Investments                                                                      (108,837,472)
       Foreign currency                                                                      466,013
                                                                                       -------------
    Net change in unrealized depreciation on investments and foreign currency           (108,371,459)
                                                                                       -------------
    Net realized and change in unrealized loss on investments and foreign currency       (98,124,524)
                                                                                       -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ (87,578,037)
                                                                                       =============

-----------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                             $     178,181
(2)Interest income includes securities lending income of:                                    474,873

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   10,546,487  $   16,942,723
   Net realized gain on investments and foreign currency                     10,246,935      94,787,680
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                    (108,371,459)    101,312,218
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations          (87,578,037)    213,042,621
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (43,394,836)             --
     Class B                                                                 (3,634,646)             --
   From net realized gains
     Class A                                                                (55,981,114)             --
     Class B                                                                 (4,770,811)             --
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                 (107,781,407)             --
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                 95,049,744     431,844,815
     Class B                                                                 42,025,148      73,113,247
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 99,375,950              --
     Class B                                                                  8,405,457              --
   Cost of shares repurchased
     Class A                                                                (68,137,068)   (154,979,462)
     Class B                                                                (23,197,151)    (10,108,052)
                                                                         --------------  --------------
   Net increase in net assets from capital share transactions               153,522,080     339,870,548
                                                                         --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (41,837,364)    552,913,169
   Net assets at beginning of period                                      1,086,192,743     533,279,574
                                                                         --------------  --------------
   Net assets at end of period                                           $1,044,355,379  $1,086,192,743
                                                                         ==============  ==============
   Net assets at end of period includes undistributed (distributions
       in excess of) net investment income                               $  (11,975,477) $   24,507,518
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                    CLASS A
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO                                 -------------------------------
                                                                       FOR THE PERIOD FOR THE YEARS ENDED
                                                                           ENDED         DECEMBER 31,
                                                                       JUNE 30, 2008  ----------------
                                                                        (UNAUDITED)     2007     2006(B)
                                                                       -------------- --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................     $13.27     $  10.36   $10.00
                                                                          -------     --------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..............................................       0.12         0.24     0.11
Net Realized/Unrealized Gain (Loss) on Investments....................      (1.17)        2.67     0.36
                                                                          -------     --------   ------
Total From Investment Operations......................................      (1.05)        2.91     0.47
                                                                          -------     --------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................      (0.54)          --    (0.11)
Distributions from Net Realized Capital Gains.........................      (0.69)          --       --
                                                                          -------     --------   ------
Total Distributions...................................................      (1.23)          --    (0.11)
                                                                          -------     --------   ------
NET ASSET VALUE, END OF PERIOD........................................     $10.99     $  13.27   $10.36
                                                                          =======     ========   ======
TOTAL RETURN                                                                (8.18)%      28.09%    4.66%
Ratio of Expenses to Average Net Assets After Reimbursement...........       0.70 %*      0.74%    0.87%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................       0.71 %*      0.74%    0.88%*
Ratio of Net Investment Income to Average Net Assets..................       2.05 %*      2.05%    1.72%*
Portfolio Turnover Rate...............................................       63.8 %      120.4%    45.9%
Net Assets, End of Period (in millions)...............................    $ 953.7     $1,007.2   $523.5

                                                                                    CLASS B
                                                                       -------------------------------
                                                                       FOR THE PERIOD FOR THE YEARS ENDED
                                                                           ENDED         DECEMBER 31,
                                                                       JUNE 30, 2008  ----------------
                                                                        (UNAUDITED)     2007     2006(B)
                                                                       -------------- --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................     $13.22     $  10.34   $10.00
                                                                          -------     --------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..............................................       0.11         0.23     0.09
Net Realized/Unrealized Gain (Loss) on Investments....................      (1.18)        2.65     0.35
                                                                          -------     --------   ------
Total From Investment Operations......................................      (1.07)        2.88     0.44
                                                                          -------     --------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................      (0.53)          --    (0.10)
Distributions from Net Realized Capital Gains.........................      (0.69)          --       --
                                                                          -------     --------   ------
Total Distributions...................................................      (1.22)          --    (0.10)
                                                                          -------     --------   ------
NET ASSET VALUE, END OF PERIOD........................................     $10.93     $  13.22   $10.34
                                                                          =======     ========   ======
TOTAL RETURN                                                                (8.30)%      27.85%    4.37%
Ratio of Expenses to Average Net Assets After Reimbursement...........       0.95 %*      1.02%    1.15%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................       0.96 %*      1.02%    1.16%*
Ratio of Net Investment to Average Net Assets.........................       1.79 %*      1.94%    1.36%*
Portfolio Turnover Rate...............................................       63.8 %      120.4%    45.9%
Net Assets, End of Period (in millions)...............................    $  90.7     $   79.0     $9.8

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Loomis Sayles Global Markets Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

J. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

L. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

M. CREDIT AND MARKET RISK - The Portfolio may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Portfolio's investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Loomis, Sayles & Company, L.P., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
            NOTES TO FINANCIAL STATEMENTS JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008      % per annum  Average Daily Net Assets
          --------------------  ----------- --------------------------

              $3,496,759           0.70%    First $500 Million

                                   0.65%    $500 Million to $1 Billion

                                   0.60%    Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust were in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A                Class B               Class E
                            -------                -------               -------

                            0.90%                   1.15%                 1.05%*

* Class not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  75,877,044  8,014,962   8,817,742    (5,906,934)  10,925,770  86,802,814
 12/31/2007  50,543,063 38,344,833          --   (13,010,852)  25,333,981  75,877,044

 Class B

 06/30/2008   5,973,748  3,558,064     749,150    (1,988,746)   2,318,468   8,292,216
 12/31/2007     947,535  5,881,217          --      (855,004)   5,026,213   5,973,748

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

           $17,684,412    $668,846,812    $43,859,512    $594,781,633

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Appreciation
           -------------- ------------ -------------- --------------

           $1,120,521,451 $94,629,489   $(53,487,593)  $41,141,896

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $136,941,708 $131,754,985 $8,839,711  $140,594,696

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the period ended June 30, 2008 were as follows:

                   Ordinary Income Long-Term Capital Gain Total   Total
                   --------------- ---------------------- ----- ----------
                   2007    2006    2007        2006       2007    2006
                   ---- ---------- ----        ----       ----- ----------

                   $--  $5,375,468 $--         $--         $--  $5,375,468

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $63,235,952   $44,545,290  $126,871,716        $--         $234,652,958

8. FORWARD FOREIGN CURRENCY CONTRACTS
Forward Foreign Currency Contracts to Buy

                                         Value at  In Exchange Net Unrealized
  Settlement Date  Contracts to Deliver  06/30/08  for U.S. $   Appreciation
  ---------------  -------------------- ---------- ----------- --------------

    09/17/2008     7,270,000,000 COP    $3,755,812 $3,752,742      $3,070
                                                                   ======

Forward Foreign Currency Contracts to Sell

                                                               Net Unrealized
                                         Value at  In Exchange  Appreciation
  Settlement Date  Contracts to Deliver  06/30/08  for U.S. $  (Depreciation)
  ---------------  -------------------- ---------- ----------- --------------

    09/17/2008         1,750,000 CAD    $1,716,222 $1,706,667     $ (9,555)
    09/17/2008     7,270,000,000 COP     3,755,812  4,178,161      422,349
                                                                  --------
                                                                  $412,794
                                                                  ========

CAD - Canadian Dollar
COP - Columbian Peso

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio has a return of (0.81)%, (0.91)% and (0.84)% for Class A, B and E Shares, respectively, versus (1.14)%, 1.13%, (1.28)% and (1.40)% for its benchmarks, the Credit Suisse First Boston High Yield Index/1/, Lehman Brothers Aggregate Bond Index/2/, Merrill Lynch High Yield Master II Constrained Index/3/ and Hybrid Index/4/, respectively.

PORTFOLIO REVIEW

In general, energy-related and high quality credits outperformed during the period. At the industry level, the energy exploration and production, mortgage backed, gas distribution, and oil field equipment and services industries contributed to performance. Within the energy-related industries, top contributors included Williams Companies, Inc., El Paso Corp., Chesapeake Energy Corp., and Pride International, Inc. These companies benefited from soaring oil and natural gas prices. Another top performer was convertible holding electronics company FLIR Systems, Inc. The thermal imaging company announced that it won a contract to supply a sensor system to the U.S. Army, the largest contract in its history. The company also released strong first quarter results, with its government and commercial vision segments doing particularly well.

Detracting from performance were the printing and publishing, forestry/paper, gaming, and auto loan industries. Within the printing and publishing industry, R.H. Donnelley Corp. and Idearc, Inc., publishers of yellow and white page directories, were negatively impacted by declining print advertising sales. Within the forestry/paper industry, newsprint producer Abitibi-Consolidated, Inc. was negatively impacted by raw material inflationary pressures and a rating downgrade due to concerns regarding its newsprint and lumber businesses. Within the auto loan industry, bonds of leasing company GMAC LLC. declined as the company experienced losses from its residential mortgage unit. GMAC bonds also suffered due to a weak auto lending environment.

MARKET ENVIRONMENT/CONDITIONS

During the first quarter, investment grade securities tended to outperform riskier assets (equity-related and high yield), while in the second quarter investment grade assets did not fare as well. Overall, for the six-month period, investment grade outperformed non-investment grade and convertibles.

In an effort to improve economic growth, the Fed lowered the target for the federal funds rate 25 basis points in April, following three such moves lower in the first quarter. From year end 2007, the rate decreased from 4.25% to 2.00% at the end of June. The FOMC cited continued weak economic activity, muted spending, softening labor markets, and the housing contraction. In the June meeting, however, citing "high level of uncertainty regarding the inflation outlook" and "continued increases in the prices of energy and some other commodities" they choose to leave the federal funds rate unchanged.

In May, the unemployment rate rose from 5% to 5.5%, and through the end of June the economy lost over 400,000 jobs in 2008. The Consumer Price Index, a measure of inflation which includes volatile food and energy prices, rose sharply in May, up 0.6%. Producer prices rose even faster, 1.4% for the month or at an annual rate of 7.2%. On a more positive note, first quarter Gross Domestic Product (GDP) growth was revised upward from 0.6% to 1.0%.

--------
/1/ The Credit Suisse First Boston High Yield Index is an unmanaged index representative of lower rated debt, including straight-preferred stocks. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.


/3/ The Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Hybrid Index is comprised of 60% Merrill Lynch High Yield Master II Constrained Index, 20% Lehman Brothers U.S. Aggregate Bond Index, 20% Merrill Lynch All Convertible Index. The Index does not include fees or expenses and are not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


During the period, the upper part of the credit curve outperformed, with the Merrill Lynch U.S. High Yield BB-Rated Index/5/ posting a total return of -0.18%. B-rated credits were the next best performers, with the Merrill Lynch U.S. High Yield B-Rated Index/6/ down -1.48%. The lower quality CCC credits returned the least, as indicated by the Merrill Lynch U.S. High Yield CCC-Rated Index/7/ posting a -3.08% return.

CURRENT OUTLOOK/STRATEGY

We believe investors will be cautious as they deal with evidence of inflation in the context of sub par GDP growth. We believe the U.S. consumer has slowed, with particularly negative impacts on retail, restaurants, and other consumer-dependent industries. Nevertheless, the Federal Reserve, Congress, and Treasury have exerted various efforts in an attempt to add liquidity, quell the housing crisis, and provide tax relief. We feel the joint effort to address a liquidity crisis this past spring was successful, and signaled a resolve to address any future systematic market risks. If indeed the economy does enter a technical recession, we think it will be short and shallow. We expect the coordinated activities of the Fed, European Central Bank, and fiscal/regulatory actions will have a gradual but positive effect.

We continue to approach the market with caution, avoiding airlines, homebuilders, and certain consumer-related industries. In addition, we are favoring utility, healthcare, oil and gas holdings, as well as those benefiting from healthy exports. We have been and may continue to take advantage of opportunities in investment grade corporate bonds, providing a credit anchor to the Portfolio.

CHRISTOPHER J. TOWLE, CFA,
Partner and Director of High Yield and
Convertible Fixed Income Management
LORD, ABBETT & CO. LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                               Percent of
      Description                                              Net Assets
      -------------------------------------------------------------------
      U.S. Treasury Note (3.625%, due 12/31/12)                  1.01%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (5.500%, due 02/01/38)    0.97%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.500%, due 07/01/37)    0.90%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.000%, due 02/01/37)    0.82%
      -------------------------------------------------------------------
      U.S. Treasury Note (4.625%, due 07/31/12)                  0.78%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.000%, due 09/01/36)    0.77%
      -------------------------------------------------------------------
      General Motors Acceptance Corp. (7.250%, due 03/02/11)     0.77%
      -------------------------------------------------------------------
      Cincinnati Bell, Inc. (8.375%, due 01/15/14)               0.75%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.000%, due 03/01/36)    0.72%
      -------------------------------------------------------------------
      Qwest Capital Funding, Inc. (7.900%, due 08/15/10)         0.70%
      -------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                   [CHART]

Corporate Bonds                        67.3%
Convertible Bonds                      12.1%
U.S. Government Agency Obligations     15.7%
Preferred Stocks                        4.1%
Common Stocks                           0.8%



--------
/5/ Merrill Lynch U.S. High Yield BB Index is a broad-based index consisting of all U.S.-dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and maturing over one year. The quality rating is BB. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

/6 /Merrill Lynch U.S. High Yield B Index is a broad-based index consisting of all U.S.-dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and maturing over one year. The quality rating is B. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.


/7/ Merrill Lynch U.S. High Yield CCC Index is a broad-based index consisting of all U.S.-dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and maturing over one year. The quality rating is CCC. Index returns assume reinvestment of dividends and, unlike mutual fund returns, do not reflect any fees or expenses associated with a mutual fund. It is not possible to invest directly in an index. The views expressed in this commentary are those of the portfolio. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

  LORD ABBETT BOND DEBENTURE PORTFOLIO MANAGED BY LORD, ABBETT & CO. LLC, VS. CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX/1/, LEHMAN BROTHERS AGGREGATE BOND
 INDEX/2/, MERRILL LYNCH HIGH YIELD MASTER II CONSTRAINED INDEX/3/ AND HYBRID
                                   INDEX/4/
                           Growth Based on $10,000+

                                     [CHART]


                                                                       Merrill Lynch
           Lord Abbett     Lehman Brothers     Credit Suisse             High Yield
          Bond Debenture      Aggregate         First Boston              Master II
            Portfolio       Bond Index/1/    High Yield Index/2/     Constrained Index/3/  Hybrid Index
          --------------    --------------   -----------------       --------------------  ------------
12/31/1997   $10,000          $10,000             $10,000                 $10,000             $10,000
12/31/1998    10,625           10,868              10,058                  10,295              10,505
12/31/1999    10,986           10,777              10,387                  10,545              11,749
12/31/2000    11,081           12,031               9,845                  10,005              11,191
12/31/2001    11,498           13,046              10,414                  10,455              11,498
12/31/2002    11,453           14,386              10,736                  10,258              11,434
12/31/2003    13,687           14,977              13,736                  13,145              14,048
12/31/2004    14,842           15,626              15,380                  14,574              15,336
12/31/2005    15,111           16,006              15,727                  14,974              15,627
12/31/2006    16,525           16,700              17,602                  16,736              17,320
12/31/2007    17,657           17,863              18,070                  17,103              17,909
06/30/2008    17,514           18,065              17,634                  16,884              17,658



    ---------------------------------------------------------------------
                                   Average Annual Return/5/
                                (for the period ended 6/30/08)
    ---------------------------------------------------------------------
                                                                Since
                       6 Months 1 Year 3 Year 5 Year 10 Year Inception/6/
    ---------------------------------------------------------------------
    Lord Abbett Bond
    Debenture
    Portfolio--
--  Class A             -0.81%   1.86% 5.76%  6.57%   5.19%     7.03%
    Class B             -0.91%   1.60% 5.47%  6.32%      --     5.89%
    Class E             -0.84%   1.75% 5.61%  6.41%      --     6.72%
    ---------------------------------------------------------------------
--  Credit Suisse
    First Boston High
    Yield Index/1/      -1.14%  -2.12% 4.85%  7.24%   5.53%     4.25%
    ---------------------------------------------------------------------
    Lehman Brothers
    Aggregate Bond
- - Index/2/             1.13%   7.13% 4.08%  3.86%   5.68%     6.29%
    ---------------------------------------------------------------------
- - Merrill Lynch
    High Yield
    Master II
    Constrained
    Index/3/            -1.28%  -2.11% 4.63%  6.90%   4.91%     4.02%
    ---------------------------------------------------------------------
--  Hybrid Index/4/     -1.40%  -1.61% 4.84%  6.25%   5.32%     8.65%
    ---------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B and Class E shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Credit Suisse First Boston High Yield Index is an unmanaged index representative of lower rated debt, including straight-preferred stocks. The Index does not include fees or expenses and is not available for direct investment.

/2/Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and are not available for direct investment.

/3/The Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Index does not include fees or expenses and are not available for direct investment.

/4/The Hybrid Index is comprised of 60% Merrill Lynch High Yield Master II Constrained Index, 20% Lehman Brothers U.S. Aggregate Bond Index, 20% Merrill Lynch all Convertible Index. The Index does not include fees or expenses and are not available for direct investment.

/5/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of the Class A shares is 5/1/96. Inception of the Class B shares is 3/22/01. Inception of the Class E shares is 4/2/02. Index returns are based on an inception date of 5/1/96.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
LORD ABBETT BOND DEBENTURE PORTFOLIO         ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  991.90       $2.58
  Hypothetical (5% return before expenses)      1,000.00      1,022.28        2.61
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  990.90       $3.81
  Hypothetical (5% return before expenses)      1,000.00      1,021.03        3.87
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  991.60       $3.32
  Hypothetical (5% return before expenses)      1,000.00      1,021.53        3.37
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.52%, 0.77%, and 0.67% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

DOMESTIC BONDS & DEBT SECURITIES - 79.9%
AEROSPACE & DEFENSE - 1.7%
DRS Technologies, Inc. 6.875%, due 11/01/13....... $   7,500,000 $     7,537,500
Esterline Technologies Corp.
  7.750%, due 06/15/13(a).........................     3,000,000       3,030,000
  6.625%, due 03/01/17............................     1,150,000       1,135,625
Hawker Beechcraft Acquisition Co. 8.500%, due
  04/01/15........................................     6,175,000       6,252,188
  9.750%, due 04/01/17(a).........................     1,600,000       1,608,000
Honeywell International, Inc. 5.300%, due 03/01/18     5,640,000       5,566,251
L-3 Communications Corp. 6.125%, due 01/15/14.....     6,000,000       5,655,000
  6.375%, due 10/15/15............................     3,500,000       3,290,000
                                                                 ---------------
                                                                      34,074,564
                                                                 ---------------
AUTO COMPONENTS - 0.9%
Cooper Standard Automotive, Inc. 8.375%, due
  12/15/14(a).....................................     5,000,000       3,700,000
Lear Corp. 8.500%, due 12/01/13(a)................     3,000,000       2,493,750
  8.750%, due 12/01/16............................       500,000         392,500
Stanadyne Corp., Series 1 10.000%, due 08/15/14...     2,075,000       2,023,125
Stanadyne Holdings, Inc. 0.000%/12.000%, due
  02/15/15(b).....................................     2,750,000       2,103,750
Tenneco Automotive, Inc. 8.625%, due 11/15/14(a)..     3,375,000       2,995,312
TRW Automotive, Inc. 7.250%, due 03/15/17
  (144A)(c).......................................     5,000,000       4,225,000
                                                                 ---------------
                                                                      17,933,437
                                                                 ---------------
AUTOMOBILES - 0.9%
Ford Capital B.V. 9.500%, due 06/01/10............     5,000,000       4,100,000
Ford Motor Co. 9.500%, due 09/15/11...............       500,000         406,250
General Motors Corp. 7.200%, due 01/15/11(a)......    15,000,000      11,587,500
  8.375%, due 07/15/33(a).........................     2,500,000       1,493,750
                                                                 ---------------
                                                                      17,587,500
                                                                 ---------------
BEVERAGES - 0.3%
Constellation Brands, Inc. 7.250%, due 05/15/17...     6,230,000       5,856,200
                                                                 ---------------
BUILDING PRODUCTS - 0.4%
Interline Brands, Inc. 8.125%, due 06/15/14.......     5,500,000       5,335,000

-----------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
-----------------------------------------------------------------------------------

BUILDING PRODUCTS - CONTINUED
NTK Holdings, Inc. 0.000%/10.750%,
  due 03/01/14(a)(b).............................. $   3,650,000 $     1,679,000
William Lyon Homes, Inc. 10.750%, due 04/01/13(a).     1,500,000         817,500
                                                                 ---------------
                                                                       7,831,500
                                                                 ---------------
CHEMICALS - 2.9%
Airgas, Inc. 6.250%, due 07/15/14.................     4,000,000       3,960,000
  7.125%, due 10/01/18 (144A)(c)..................     1,550,000       1,565,500
Equistar Chemicals LP 7.550%, due 02/15/26........     7,815,000       5,040,675
Hercules, Inc. 6.750%, due 10/15/29...............     6,000,000       5,850,000
Huntsman LLC 11.500%, due 07/15/12................     1,320,000       1,376,100
IMC Global, Inc. 7.300%, due 01/15/28.............     4,900,000       4,973,500
Ineos Group Holdings Plc 8.500%, due 02/15/16
  (144A)(a)(c)....................................     9,000,000       5,962,500
MacDermid, Inc. 9.500%, due 04/15/17 (144A)(c)....     4,000,000       3,640,000
Mosaic Co. (The) 7.375%, due 12/01/14 (144A)(c)...     4,175,000       4,383,750
Nalco Co. 8.875%, due 11/15/13(a).................     4,650,000       4,789,500
Nova Chemicals Corp. 6.500%, due 01/15/12(a)......     3,125,000       2,812,500
Praxair, Inc. 4.625%, due 03/30/15................     5,000,000       4,800,845
Rockwood Specialties Group, Inc. 7.500%, due
  11/15/14(a).....................................     4,500,000       4,443,750
Terra Capital, Inc. 7.000%, due 02/01/17..........     6,000,000       5,910,000
                                                                 ---------------
                                                                      59,508,620
                                                                 ---------------
COMMERCIAL BANKS - 0.2%
Wachovia Corp. 5.500%, due 05/01/13...............     3,500,000       3,353,336
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Aleris International, Inc. 10.000%, due
  12/15/16(a).....................................     6,150,000       4,535,625
Allied Waste North America, Inc. 7.875%, due
  04/15/13........................................     6,000,000       6,135,000
  7.250%, due 03/15/15............................     8,500,000       8,521,250

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES - CONTINUED
ARAMARK Corp. 6.373%, due 02/01/15(d)............. $   5,000,000 $     4,700,000
  8.500%, due 02/01/15(a).........................     4,050,000       3,989,250
Ashtead Capital, Inc. 9.000%, due 08/15/16
  (144A)(c).......................................     4,000,000       3,540,000
Deluxe Corp. 7.375%, due 06/01/15.................     3,900,000       3,432,000
FTI Consulting, Inc. 7.750%, due 10/01/16.........     5,000,000       5,150,000
Hertz Corp. 8.875%, due 01/01/14..................     7,100,000       6,532,000
Lamar Media Corp. 6.625%, due 08/15/15............     2,425,000       2,218,875
Rental Service Corp. 9.500%, due 12/01/14(a)......     4,650,000       3,906,000
United Rentals North America, Inc. 7.750%, due
  11/15/13(a).....................................     5,500,000       4,400,000
                                                                 ---------------
                                                                      57,060,000
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.1%
MasTec, Inc. 7.625%, due 02/01/17.................     3,000,000       2,565,000
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.7%
SunGard Data Systems, Inc. 9.125%, due 08/15/13...     6,975,000       7,079,625
  10.250%, due 08/15/15(a)........................     6,400,000       6,464,000
                                                                 ---------------
                                                                      13,543,625
                                                                 ---------------
CONSUMER FINANCE - 2.1%
American Express Bank FSB S.A. 5.500%, due
  04/16/13 (144A).................................     7,000,000       6,851,544
Ford Motor Credit Co. 7.375%, due 10/28/09........     8,500,000       7,743,925
  7.250%, due 10/25/11............................    14,000,000      10,856,874
  9.750%, due 09/15/10............................     3,000,000       2,616,870
General Motors Acceptance Corp. 7.250%, due
  03/02/11........................................    21,000,000      15,443,757
                                                                 ---------------
                                                                      43,512,970
                                                                 ---------------
CONTAINERS & PACKAGING - 2.3%
Ball Corp. 6.625%, due 03/15/18(a)................     7,000,000       6,842,500
Berry Plastics Holding Corp. 8.875%, due 09/15/14.     6,000,000       5,220,000
Crown Cork & Seal, Inc. 7.375%, due 12/15/26(a)...    12,250,000      10,106,250
Graphic Packaging International Corp. 9.500%, due
  08/15/13(a).....................................     8,750,000       8,400,000

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING - CONTINUED
Jefferson Smurfit Corp. 8.250%, due 10/01/12...... $   1,750,000 $     1,535,625
  7.500%, due 06/01/13(a).........................     4,000,000       3,320,000
Owens Brockway Glass Container, Inc. 6.750%, due
  12/01/14........................................     1,800,000       1,809,000
Owens-Illinois, Inc. 7.500%, due 05/15/10(a)......     1,650,000       1,687,125
Smurfit-Stone Container Enterprises, Inc. 8.000%,
  due 03/15/17(a).................................     5,000,000       4,025,000
Vitro SAB de CV 9.125%, due 02/01/17..............     5,500,000       4,386,250
                                                                 ---------------
                                                                      47,331,750
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
CIT Group, Inc. 3.375%, due 04/01/09(a)...........     1,500,000       1,440,563
  5.200%, due 11/03/10(a).........................     2,225,000       1,848,081
General Electric Capital Corp. 4.800%, due
  05/01/13........................................     5,000,000       4,903,545
Hughes Network Systems LLC/HNS Finance
  Corp. 9.500%, due 04/15/14......................     2,425,000       2,464,406
JPMorgan Chase & Co. 6.000%, due 01/15/18.........     6,000,000       5,855,292
Morgan Stanley 6.000%, due 04/28/15...............     4,000,000       3,829,320
  6.625%, due 04/01/18............................       840,000         797,315
Sensus Metering Systems, Inc. 8.625%, due 12/15/13     4,000,000       3,820,000
Washington Mutual Bank/Henderson NV 6.875%, due
  06/15/11(a).....................................     6,000,000       5,163,276
                                                                 ---------------
                                                                      30,121,798
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.7%
Ceridian Corp. 11.250%, due 11/15/15 (144A)(c)....     3,825,000       3,480,750
Cincinnati Bell, Inc. 8.375%, due 01/15/14(a).....    15,600,000      15,171,000
  7.000%, due 02/15/15(a).........................       800,000         750,000
Hellas Telecommunications Luxembourg II 8.463%,
  due 01/15/15 (144A)(c)(d).......................     4,000,000       3,060,000
Intelsat Bermuda, Ltd. 9.250%, due 06/15/16.......     2,650,000       2,683,125
Nordic Telephone Holdings Co. 8.875%, due
  05/01/16 (144A)(c)..............................     7,625,000       7,510,625

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Qwest Capital Funding, Inc. 7.900%, due
  08/15/10(a)..................................... $  14,000,000 $    14,035,000
Qwest Communications International, Inc. 7.250%,
  due 02/15/11....................................     8,500,000       8,255,625
Qwest Corp. 7.625%, due 06/15/15..................     2,000,000       1,935,000
Sprint Capital Corp. 6.900%, due 05/01/19.........     2,000,000       1,758,188
Syniverse Technologies, Inc. 7.750%, due 08/15/13.     6,850,000       6,473,250
Valor Telecommunications Enterprises Finance
  Corp. 7.750%, due 02/15/15......................     2,325,000       2,381,409
Windstream Corp. 7.000%, due 03/15/19(a)..........    10,000,000       9,125,000
                                                                 ---------------
                                                                      76,618,972
                                                                 ---------------
ELECTRIC UTILITIES - 4.1%
Commonwealth Edison Co. 5.800%, due 03/15/18......     7,000,000       6,833,218
Duke Energy Co. 5.375%, due 01/01/09..............     5,000,000       5,038,315
Edison Mission Energy 7.750%, due 06/15/16(a).....    11,350,000      11,350,000
  7.000%, due 05/15/17............................    12,000,000      11,280,000
ITC Midwest LLC 6.150%, due 01/31/38 (144A)(c)....     3,000,000       2,936,646
Mirant Americas Generation LLC 9.125%, due
  05/01/31........................................     9,000,000       8,437,500
Nevada Power Co. 5.875%, due 01/15/15.............     3,500,000       3,511,221
Nisource Finance Corp. 6.150%, due 03/01/13.......     2,180,000       2,176,438
Northern States Power/Minnesota 5.250%, due
  03/01/18(a).....................................     7,000,000       6,906,739
Pacific Gas & Electric Co. 4.800%, due 03/01/14...     2,900,000       2,829,263
Peco Energy Co. 5.350%, due 03/01/18..............     2,625,000       2,573,841
PSEG Energy Holdings LLC 8.500%, due 06/15/11.....     6,000,000       6,323,226
Texas Competitive Electric Holdings Co. LLC
  10.250%, due 11/01/15 (144A)(c).................     8,500,000       8,372,500
Virginia Electric & Power Co. 4.500%, due 12/15/10     5,000,000       5,029,265
                                                                 ---------------
                                                                      83,598,172
                                                                 ---------------

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.0%
Baldor Electric Co. 8.625%, due 02/15/17(a)....... $   8,925,000 $     9,014,250
Belden, Inc. 7.000%, due 03/15/17.................     2,275,000       2,195,375
Emerson Electric Co. 5.250%, due 10/15/18.........     5,000,000       4,939,040
General Cable Corp. 7.125%, due 04/01/17(a).......     4,000,000       3,830,000
                                                                 ---------------
                                                                      19,978,665
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
NXP B.V./NXP Funding LLC 7.875%, due 10/15/14(a)..     3,500,000       3,237,500
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.3%
BJ Services Co. 6.000%, due 06/01/18..............     2,850,000       2,880,430
Cameron International Corp. 6.375%, due 07/15/18..     1,020,000       1,029,701
CHC Helicopter Corp. 7.375%, due 05/01/14.........     7,500,000       7,818,750
Complete Production Services, Inc. 8.000%, due
  12/15/16........................................     7,000,000       7,026,250
Dresser-Rand Group, Inc. 7.375%, due 11/01/14.....     4,750,000       4,714,375
E.ON International Finance BV 5.800%, due
  04/30/18 (144A)(c)..............................     5,000,000       4,914,095
Hornbeck Offshore Services, Inc. 6.125%, due
  12/01/14........................................     4,750,000       4,583,750
Key Energy Services, Inc. 8.375%, due 12/01/14
  (144A)(c).......................................     3,525,000       3,613,125
National Oilwell Varco, Inc. 6.125%, due
  08/15/15(a).....................................     5,500,000       5,591,421
Pride International, Inc. 7.375%, due 07/15/14....     4,500,000       4,511,250
                                                                 ---------------
                                                                      46,683,147
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
Denny's Holdings, Inc. 10.000%, due 10/01/12(a)...     5,000,000       4,875,000
Ingles Markets, Inc. 8.875%, due 12/01/11(a)......     5,000,000       5,087,500
Rite Aid Corp. 8.125%, due 05/01/10(a)............     4,000,000       4,060,000
Supervalu, Inc. 7.500%, due 11/15/14..............     7,500,000       7,546,875
                                                                 ---------------
                                                                      21,569,375
                                                                 ---------------
FOOD PRODUCTS - 1.3%
Dole Food Co., Inc. 8.750%, due 07/15/13(a).......     8,500,000       7,522,500

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

FOOD PRODUCTS - CONTINUED
General Mills, Inc. 5.200%, due 03/17/15.......... $   6,500,000 $     6,354,712
Kellogg Co. 4.250%, due 03/06/13..................     4,000,000       3,889,860
Land O' Lakes, Inc. 9.000%, due 12/15/10..........     1,900,000       1,966,500
Stater Brothers Holdings, Inc. 8.125%, due
  06/15/12(a).....................................     7,675,000       7,751,750
                                                                 ---------------
                                                                      27,485,322
                                                                 ---------------
GAS UTILITIES - 0.8%
Ferrellgas LP 6.750%, due 05/01/14................     5,500,000       5,046,250
Ferrellgas Partners LLP 8.750%, due 06/15/12......     4,000,000       3,940,000
National Fuel Gas Co. 6.500%, due 04/15/18
  (144A)(c).......................................     7,200,000       7,119,655
                                                                 ---------------
                                                                      16,105,905
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Advanced Medical Optics, Inc. 7.500%, due
  05/01/17(a).....................................     5,175,000       4,786,875
Bausch & Lomb, Inc. 9.875%, due 11/01/15
  (144A)(a)(c)....................................     5,000,000       5,037,500
Baxter International Inc. 5.375%, due 06/01/18(a).     1,000,000         990,088
VWR Funding, Inc. 10.250%, due 07/15/15(e)........     4,000,000       3,710,000
                                                                 ---------------
                                                                      14,524,463
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
Alliance Imaging 7.250%, due 12/15/12.............     2,975,000       2,811,375
Centene Corp. 7.250%, due 04/01/14................     4,425,000       4,203,750
Community Health Systems, Inc. 8.875%, due
  07/15/15........................................     8,500,000       8,595,625
DaVita, Inc. 7.250%, due 03/15/15(a)..............     7,500,000       7,331,250
Hanger Orthopedic Group, Inc. 10.250%, due
  06/01/14........................................     2,450,000       2,529,625
HCA, Inc. 6.375%, due 01/15/15....................     9,500,000       7,932,500
  9.125%, due 11/15/14............................     7,000,000       7,175,000
LVB Acquisition Merger Subordinated, Inc.
  10.000%, due 10/15/17...........................     6,000,000       6,435,000
Select Medical Corp. 7.625%, due 02/01/15(a)......     4,000,000       3,530,000

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Sun Healthcare Group, Inc. 9.125%, due 04/15/15(a) $   7,225,000 $     7,261,125
Tenet Healthcare Corp. 9.250%, due 02/01/15(a)....     2,500,000       2,462,500
United Surgical Partners International,
  Inc. 8.875%, due 05/01/17(a)....................     5,000,000       4,675,000
UnitedHealth Group, Inc. 4.875%, due 04/01/13.....     3,000,000       2,885,466
Vanguard Health Holding Co. II 9.000%, due
  10/01/14(a).....................................     7,000,000       6,965,000
                                                                 ---------------
                                                                      74,793,216
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
AMC Entertainment, Inc. 8.000%, due 03/01/14(a)...     8,000,000       7,140,000
Boyd Gaming Corp. 7.125%, due 02/01/16(a).........     4,500,000       3,341,250
Gaylord Entertainment Co. 8.000%, due 11/15/13(a).     9,275,000       8,950,375
  6.750%, due 11/15/14............................     3,400,000       3,111,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15
  (144A)(c).......................................     5,000,000       4,875,000
Isle of Capri Casinos, Inc. 7.000%, due
  03/01/14(a).....................................     9,000,000       6,390,000
Las Vegas Sands Corp. 6.375%, due 02/15/15(a).....     6,000,000       5,130,000
Mandalay Resort Group 9.375%, due 02/15/10........     2,000,000       2,010,000
MGM Mirage, Inc. 6.750%, due 09/01/12.............     5,500,000       4,963,750
River Rock Entertainment Authority 9.750%, due
  11/01/11........................................     4,850,000       4,874,250
Scientific Games Corp. 6.250%, due 12/15/12.......     2,500,000       2,406,250
Seneca Gaming Corp. 7.250%, due 05/01/12..........     3,500,000       3,298,750
Snoqualmie Entertainment Authority 9.125%, due
  02/01/15 (144A)(a)(c)...........................     6,000,000       4,470,000
Station Casinos, Inc. 6.500%, due 02/01/14(a).....     4,500,000       2,610,000
Turning Stone Casino Resort Enterprise
  9.125%, due 12/15/10 (144A)(c)..................     5,000,000       4,987,500
  9.125%, due 09/15/14 (144A)(c)..................     2,350,000       2,350,000
                                                                 ---------------
                                                                      70,908,125
                                                                 ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.8%
AES Corp. (The) 8.000%, due 10/15/17.............. $   8,000,000 $     7,880,000
Mirant North America LLC 7.375%, due 12/31/13.....     6,000,000       5,977,500
NRG Energy, Inc. 7.250%, due 02/01/14.............     6,900,000       6,606,750
  7.375%, due 01/15/17............................     5,500,000       5,211,250
PPL Energy Supply LLC 6.400%, due 11/01/11........     2,000,000       2,047,100
Reliant Energy, Inc. 6.750%, due 12/15/14.........     3,725,000       3,818,125
  7.875%, due 06/15/17(a).........................     4,500,000       4,432,500
                                                                 ---------------
                                                                      35,973,225
                                                                 ---------------
INSURANCE - 0.3%
HUB International Holdings, Inc. 9.000%, due
  12/15/14 (144A)(c)..............................     3,200,000       2,912,000
USI Holdings Corp. 6.551%, due 11/15/14
  (144A)(c)(d)....................................     3,500,000       2,940,000
                                                                 ---------------
                                                                       5,852,000
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
Brookstone Co., Inc. 12.000%, due 10/15/12(a).....     3,950,000       3,693,250
Expedia, Inc. 8.500%, due 07/01/16 (144A)(a)(c)...     3,125,000       3,054,687
                                                                 ---------------
                                                                       6,747,937
                                                                 ---------------
IT SERVICES - 0.7%
Freescale Semiconductor, Inc. 8.875%, due 12/15/14     8,500,000       6,948,750
Iron Mountain, Inc. 7.750%, due 01/15/15(a).......     7,000,000       7,000,000
Unisys Corp. 8.000%, due 10/15/12.................     1,200,000       1,038,000
                                                                 ---------------
                                                                      14,986,750
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Mattel, Inc. 5.625%, due 03/15/13.................     4,000,000       3,919,796
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14...     7,500,000       7,125,000
                                                                 ---------------
MACHINERY - 0.6%
Actuant Corp. 6.875%, due 06/15/17(a).............     2,500,000       2,468,750
Gardner Denver, Inc. 8.000%, due 05/01/13.........     4,250,000       4,250,000
Mueller Water Products, Inc. 7.375%, due 06/01/17.     6,500,000       5,590,000
                                                                 ---------------
                                                                      12,308,750
                                                                 ---------------

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

MANUFACTURING - 0.6%
Park - Ohio Industries, Inc. 8.375%, due
  11/15/14(a)..................................... $   4,250,000 $     3,421,250
RBS Global, Inc./Rexnord Corp. 9.500%, due
  08/01/14........................................     9,100,000       8,827,000
  11.750%, due 08/01/16(a)........................       300,000         289,500
  8.875%, due 09/01/16............................       100,000          94,000
                                                                 ---------------
                                                                      12,631,750
                                                                 ---------------
MEDIA - 5.0%
Affinion Group, Inc. 11.500%, due 10/15/15........     5,300,000       5,313,250
Allbritton Communications Co. 7.750%, due 12/15/12     8,500,000       8,308,750
CCH I Holdings LLC 0.00%/11.750%, due
  05/15/14(a)(b)..................................     7,800,000       4,797,000
CCH I LLC/CCH I Capital Corp. 11.000%, due
  10/01/15(a).....................................    12,600,000       9,402,750
CCH II LLC/CCH II Capital Corp. 10.250%, due
  09/15/10(a).....................................     2,540,000       2,470,150
DirecTV Holdings LLC/DirecTV Financing
  Co. 8.375%, due 03/15/13........................     2,500,000       2,587,500
  6.375%, due 06/15/15............................     8,000,000       7,540,000
EchoStar DBS Corp. 6.375%, due 10/01/11...........     6,000,000       5,805,000
  7.125%, due 02/01/16............................     6,750,000       6,260,625
Grupo Televisa S.A. 6.000%, due 05/15/18 (144A)(c)     1,050,000       1,026,418
Idearc, Inc. 8.000%, due 11/15/16.................    11,750,000       7,446,563
Interpublic Group of Cos., Inc. 6.250%, due
  11/15/14........................................     5,000,000       4,350,000
Lin Television Corp. 6.500%, due 05/15/13(a)......     7,000,000       6,440,000
Mediacom Broadband LLC 8.500%, due 10/15/15(a)....     3,275,000       2,943,406
Mediacom LLC 9.500%, due 01/15/13(a)..............     7,260,000       6,878,850
Paxson Communications Corp. 8.963%, due 01/15/13
  (144A)(c)(d)(e).................................     2,000,000       1,295,000
R.H. Donnelley Corp. 8.875%, due 01/15/16(a)......     7,800,000       4,719,000
  8.875%, due 10/15/17 (144A)(c)..................     3,450,000       2,052,750
Radio One, Inc. 6.375%, due 02/15/13(a)...........       400,000         294,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

MEDIA - CONTINUED
Sinclair Broadcast Group, Inc. 8.000%, due
  03/15/12(a)..................................... $     932,000 $       941,320
Univision Communications, Inc. 9.750%, due
  03/15/15 (144A)(a)(c)(e)........................    10,775,000       7,973,500
Warner Music Group 7.375%, due 04/15/14...........     4,500,000       3,763,125
                                                                 ---------------
                                                                     102,608,957
                                                                 ---------------
METALS & MINING - 2.1%
Algoma Acquisition Corp. 9.875%, due 06/15/15
  (144A)(c).......................................     3,300,000       3,151,500
Allegheny Ludlum Corp. 6.950%, due 12/15/25(a)....     3,700,000       3,606,923
Century Aluminum Co. 7.500%, due 08/15/14.........     3,500,000       3,482,500
Foundation Pennsylvania Coal Co. 7.250%, due
  08/01/14........................................     5,000,000       5,025,000
Freeport McMoRan Copper & Gold, Inc. 8.250%, due
  04/01/15........................................     3,500,000       3,684,135
  8.375%, due 04/01/17............................     9,300,000       9,826,752
Noranda Aluminium Acquisition Corp. 6.828%, due
  05/15/15(d).....................................     6,500,000       5,638,750
Peabody Energy Corp. 5.875%, due 04/15/16.........     4,500,000       4,230,000
  7.375%, due 11/01/16............................     3,500,000       3,508,750
                                                                 ---------------
                                                                      42,154,310
                                                                 ---------------
MULTI-UTILITIES - 0.0%
Pacific Energy Partners LP/Pacific Energy Finance
  Corp. 6.250%, due 09/15/15......................     1,000,000         993,004
                                                                 ---------------
MULTILINE RETAIL - 0.1%
Harry & David Holdings, Inc. 9.000%, due
  03/01/13(a).....................................     2,000,000       1,770,000
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.4%
Chesapeake Energy Corp. 7.625%, due 07/15/13......     1,000,000       1,007,500
  6.250%, due 01/15/18............................    10,600,000       9,805,000
  7.250%, due 12/15/18............................     7,900,000       7,722,250
Cimarex Energy Co. 7.125%, due 05/01/17...........     7,950,000       7,850,625
Colorado Interstate Gas Co. 6.800%, due 11/15/15..     2,107,000       2,162,741
Dynegy Holdings, Inc. 6.875%, due 04/01/11(a).....     2,375,000       2,360,156
  8.375%, due 05/01/16(a).........................     9,500,000       9,262,500
  7.750%, due 06/01/19............................     3,925,000       3,591,375

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - CONTINUED
El Paso Corp. 7.000%, due 06/15/17................ $   7,000,000 $     6,912,500
  7.250%, due 06/01/18............................     1,600,000       1,584,000
El Paso Natural Gas Co. 5.950%, due 04/15/17......     4,000,000       3,879,744
Forest Oil Corp. 7.250%, due 06/15/19(a)..........     7,500,000       7,237,500
  7.250%, due 06/15/19 (144A)(c)..................       950,000         916,750
KCS Energy, Inc. 7.125%, due 04/01/12.............     5,000,000       4,825,000
Kerr-McGee Corp. 6.950%, due 07/01/24.............     6,850,000       7,122,514
MarkWest Energy Partners LP/ MarkWest Energy
  Finance Corp. 6.875%, due 11/01/14..............     5,000,000       4,737,500
  8.500%, due 07/15/16............................       825,000         841,500
  8.750%, due 04/15/18 (144A)(c)..................     4,400,000       4,521,000
Nabors Industries, Inc. 6.150%, due 02/15/18
  (144A)(c).......................................     4,000,000       4,050,344
Newfield Exploration Co. 7.125%, due 05/15/18.....     4,100,000       3,905,250
Northwest Pipeline Corp. 7.000%, due 06/15/16.....     2,500,000       2,600,000
Northwest Pipeline GP 6.050%, due 06/15/18
  (144A)(c).......................................       900,000         890,283
Panhandle Eastern Pipeline Co. 7.000%, due
  06/15/18........................................     1,350,000       1,349,641
Petrobras International Finance Co. 5.875%, due
  03/01/18........................................     5,000,000       4,834,720
Pioneer Natural Resources Co., Series A 7.200%,
  due 01/15/28....................................     1,510,000       1,340,679
Quicksilver Resources, Inc. 7.125%, due 04/01/16..     2,400,000       2,247,000
  8.250%, due 08/01/15(a).........................     6,700,000       6,666,500
Range Resources Corp. 7.375%, due 07/15/13(a).....     2,575,000       2,581,438
  7.250%, due 05/01/18............................       800,000         798,000
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17...     3,500,000       3,705,215
Tesoro Corp. 6.250%, due 11/01/12.................     5,750,000       5,491,250
VeraSun Energy Corp. 9.375%, due 06/01/17(a)......     5,900,000       3,068,000
Williams Cos., Inc. 7.875%, due 09/01/21..........     6,950,000       7,401,750

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - CONTINUED
Williams Partners LP/Williams Partners Finance
  Corp. 7.250%, due 02/01/17...................... $  10,000,000 $    10,050,000
XTO Energy, Inc. 5.500%, due 06/15/18.............     3,500,000       3,348,712
                                                                 ---------------
                                                                     150,668,937
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.8%
Bowater, Inc. 9.500%, due 10/15/12................     4,000,000       2,820,000
  6.500%, due 06/15/13(a).........................     5,000,000       3,175,000
Buckeye Technologies, Inc. 8.000%, due 10/15/10(a)     4,652,000       4,675,260
Catalyst Paper Corp. 7.375%, due 03/01/14(a)......     2,300,000       1,713,500
  Series D 8.625%, due 06/15/11...................     2,625,000       2,244,375
International Paper Co. 7.950%, due 06/15/18......     2,650,000       2,635,250
                                                                 ---------------
                                                                      17,263,385
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
Elizabeth Arden, Inc. 7.750%, due 01/15/14........     9,300,000       8,765,250
                                                                 ---------------
PHARMACEUTICALS - 0.4%
Axcan Intermediate Holdings, Inc. 12.750%, due
  03/01/16 (144A)(c)..............................     2,500,000       2,512,500
Warner Chilcott Corp. 8.750%, due 02/01/15........     5,671,000       5,784,420
                                                                 ---------------
                                                                       8,296,920
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
Felcor Lodging LP 8.500%, due 06/01/11............     2,260,000       2,220,450
Host Marriott LP 7.000%, due 08/15/12(a)..........     7,500,000       7,125,000
  6.375%, due 03/15/15............................     3,000,000       2,670,000
                                                                 ---------------
                                                                      12,015,450
                                                                 ---------------
ROAD & RAIL - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance,
  Inc. 7.625%, due 05/15/14(a)....................    12,500,000      10,062,500
Canadian National Railway Co. 4.950%, due 01/15/14     1,850,000       1,840,162
                                                                 ---------------
                                                                      11,902,662
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Advanced Micro Devices, Inc. 7.750%, due
  11/01/12(a).....................................     5,000,000       4,325,000
Freescale Semiconductor, Inc. 10.125%, due
  12/15/16(a).....................................     2,500,000       1,918,750
                                                                 ---------------
                                                                       6,243,750
                                                                 ---------------

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

SOFTWARE - 0.7%
First Data Corp. 9.875%, due 09/24/15 (144A)(a)(c) $   4,600,000 $     4,007,750
Open Solutions, Inc. 9.750%, due 02/01/15
  (144A)(c).......................................     3,500,000       2,870,000
Serena Software, Inc. 10.375%, due 03/15/16.......     3,500,000       3,272,500
Vangent, Inc. 9.625%, due 02/15/15................     5,000,000       4,375,000
                                                                 ---------------
                                                                      14,525,250
                                                                 ---------------
SPECIALTY RETAIL - 0.3%
Inergy LP/Inergy Finance Corp. 8.250%, due
  03/01/16........................................     5,500,000       5,445,000
  8.250%, due 03/01/16 (144A)(c)..................       750,000         742,500
                                                                 ---------------
                                                                       6,187,500
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
INVISTA, Inc. 9.250%, due 05/01/12 (144A)(c)......     5,600,000       5,754,000
Levi Strauss & Co. 8.875%, due 04/01/16...........     6,000,000       5,865,000
Quiksilver, Inc. 6.875%, due 04/15/15.............     6,300,000       5,386,500
                                                                 ---------------
                                                                      17,005,500
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
Countrywide Home Loans, Inc. 5.625%, due 07/15/09.     4,000,000       3,901,700
                                                                 ---------------
TRANSPORTATION - 0.5%
Bristow Group, Inc. 6.125%, due 06/15/13..........     8,000,000       7,740,000
  7.500%, due 09/15/17............................     3,000,000       3,022,500
                                                                 ---------------
                                                                      10,762,500
                                                                 ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.1%
Federal Home Loan Mortgage Corp. 5.750%, due
  03/15/09(a).....................................    10,000,000      10,204,580
  5.125%, due 04/18/11(a).........................    10,000,000      10,419,620
Federal National Mortgage Assoc.
  6.000%, due 03/01/33-06/01/37...................   128,434,513     129,913,238
  6.500%, due 05/01/35-08/01/37...................    67,985,478      70,111,274
  5.000%, due 10/15/11(a).........................     7,500,000       7,812,585
  5.500%, due 01/01/37-02/01/38...................    33,804,735      33,374,443

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
U.S. Treasury Note 5.000%, due 02/15/11(a)........ $  10,000,000 $    10,563,290
  4.625%, due 07/31/12(a).........................    15,000,000      15,816,810
  3.625%, due 12/31/12(a).........................    20,000,000      20,310,940
                                                                 ---------------
                                                                     308,526,780
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Centennial Communications Corp. 10.000%, due
  01/01/13(a).....................................     8,000,000       8,160,000
iPCS, Inc. 6.123%, due 05/01/14(a)(d)(e)..........     4,000,000       3,420,000
MetroPCS Wireless, Inc. 9.250%, due 11/01/14......       800,000         774,000
                                                                 ---------------
                                                                      12,354,000
                                                                 ---------------
Total Domestic Bonds & Debt Securities (Cost $1,732,637,346)       1,631,274,225
                                                                 ---------------

CONVERTIBLE BONDS - 11.6%
AEROSPACE & DEFENSE - 0.7%
L-3 Communications Corp. 3.000%, due 08/01/35.....     4,000,000       4,445,000
Lockheed Martin Corp. 2.426%, due 08/15/33(d).....     7,000,000       9,554,300
                                                                 ---------------
                                                                      13,999,300
                                                                 ---------------
AIRLINES - 0.0%
Frontier Airlines, Inc. 5.000%, due 12/15/25......     1,000,000         290,000
                                                                 ---------------
BEVERAGES - 0.3%
Molson Coors Brewing Co. 2.500%, due 07/30/13.....     5,000,000       6,106,250
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12       500,000       1,179,375
Amgen, Inc. 0.125%, due 02/01/11(a)...............     4,000,000       3,650,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13     2,000,000       3,810,000
Cephalon, Inc.* 0.000%, due 06/15/33(f)...........     3,000,000       3,362,517
CV Therapeutics, Inc. 2.750%, due 05/16/12........       700,000         569,625
  3.250%, due 08/16/13(a).........................     2,300,000       1,719,250
Decode Genetics, Inc. 3.500%, due 04/15/11........     1,666,000         541,450
Fisher Scientific International, Inc. 3.250%, due
  03/01/24........................................     2,500,000       3,793,750
Genzyme Corp. 1.250%, due 12/01/23(a).............     7,150,000       7,945,437

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

BIOTECHNOLOGY - CONTINUED
Gilead Sciences, Inc. 0.625%, due 05/01/13........ $   4,000,000 $     5,940,000
InterMune, Inc. 0.250%, due 03/01/11..............     1,000,000         931,250
                                                                 ---------------
                                                                      33,442,654
                                                                 ---------------
CAPITAL MARKETS - 0.2%
Lehman Brothers Holdings, Inc. 2.000%, due
  12/31/12 (144A)(c)..............................     5,100,000       4,738,410
                                                                 ---------------

COMMERCIAL SERVICES & SUPPLIES - 1.0%
Charles River Associates, Inc. 2.875%, due
  06/15/34........................................     6,000,000       6,705,000
FTI Consulting, Inc. 3.750%, due 07/15/12.........     5,500,000      12,849,375
                                                                 ---------------
                                                                      19,554,375
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.1%
ADC Telecommunications, Inc. 3.508%, due
  06/15/13(d).....................................     2,400,000       2,085,000
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.2%
EMC Corp./Massachusetts 1.750%, due 12/01/11......     4,000,000       4,575,000
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Qwest Communications International, Inc. 3.500%,
  due 11/15/25....................................     4,000,000       3,955,000
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
Evergreen Solar Inc., 4.000%, due 07/15/13........     3,350,000       3,350,000
Roper Industries, Inc., 1.481%/0.000%, due
  01/15/34(g).....................................    12,500,000      10,343,750
                                                                 ---------------
                                                                      13,693,750
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Flir Systems, Inc. 3.000%, due 06/01/23...........       500,000       1,858,125
Itron, Inc. 2.500%, due 08/01/26(a)...............     1,000,000       1,626,250
                                                                 ---------------
                                                                       3,484,375
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
Hanover Compressor Co. 4.750%, due 01/15/14.......     3,500,000       5,928,125
                                                                 ---------------
FOOD PRODUCTS - 0.4%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14(a)     7,500,000       7,584,375
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Medtronic, Inc. 1.500%, due 04/15/11..............     2,000,000       2,135,000
                                                                 ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 0.0%
Five Star Quality Care, Inc. 3.750%, due 10/15/26. $   1,500,000 $     1,010,625
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
Equinix, Inc. 2.500%, due 04/15/12(a).............     5,000,000       5,156,250
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Millipore Corp. 3.750%, due 06/01/26(a)...........     7,000,000       7,078,750
Nektar Therapeutics 3.250%, due 09/28/12..........       900,000         624,375
                                                                 ---------------
                                                                       7,703,125
                                                                 ---------------

MACHINERY - 0.2%
Actuant Corp. 2.000%, due 11/15/23................     1,400,000       2,292,500
Danaher Corp. 0.000%, due 01/22/21(f).............     2,500,000       2,853,125
                                                                 ---------------
                                                                       5,145,625
                                                                 ---------------
MEDIA - 0.8%
Liberty Media Corp. 3.250%, due 03/15/31(a).......     8,250,000       5,321,250
Omnicom Group, Inc.* 0.000%, due 07/01/38(a)(f)...     3,640,000       3,803,800
Sinclair Broadcast Group, Inc. 6.000%, due
  09/15/12........................................     5,000,000       4,506,250
  4.875%/2.000%, due 07/15/18(a)(g)...............     3,000,000       2,711,250
                                                                 ---------------
                                                                      16,342,550
                                                                 ---------------
METALS & MINING - 0.8%
Newmont Mining Corp. 1.250%, due 07/15/14(a)......     5,000,000       6,493,750
Placer Dome, Inc. 2.750%, due 10/15/23............     5,550,000      10,579,688
                                                                 ---------------
                                                                      17,073,438
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.9%
Devon Energy Corp. 4.900%, due 08/15/08...........     5,200,000       9,685,000
Quicksilver Resources, Inc. 1.875%, due
  11/01/24(a).....................................     3,000,000       7,766,250
                                                                 ---------------
                                                                      17,451,250
                                                                 ---------------
PHARMACEUTICALS - 1.2%
Alza Corp.* 0.816%, due 07/28/20(a)(f)............     8,000,000       7,200,000
Teva Pharmaceutical Finance Co. B.V. 1.750%, due
  02/01/26(a).....................................     4,500,000       5,019,300
Teva Pharmaceutical Industries, Ltd. 0.250%, due
  02/01/24........................................     3,500,000       4,690,000
Wyeth 2.621%, due 01/15/24(d).....................     8,000,000       8,209,600
                                                                 ---------------
                                                                      25,118,900
                                                                 ---------------

--------------------------------------------------------------------------------
                                                    SHARES/PAR       VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Cypress Semiconductor Corp. 1.000%, due
  09/15/09(a)..................................... $   1,700,000 $     1,974,125
Intel Corp. 2.950%, due 12/15/35(a)...............     5,000,000       4,893,750
                                                                 ---------------
                                                                       6,867,875
                                                                 ---------------
SOFTWARE - 0.3%
Symantec Corp. 0.750%, due 06/15/11...............     5,000,000       5,731,250
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
Countrywide Financial Corp. 0.00%, due 04/15/37(d)     4,000,000       3,875,000
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Nextel Communications, Inc. 5.250%, due 01/15/10..     1,500,000       1,455,000
NII Holdings, Inc. 2.750%, due 08/15/25(a)........     2,500,000       2,925,000
                                                                 ---------------
                                                                       4,380,000
                                                                 ---------------
Total Convertible Bonds (Cost $213,791,576)                          237,427,502
                                                                 ---------------

COMMON STOCKS - 0.8%
DIVERSIFIED ENERGY - 0.2%
PNM Resources, Inc.(a)............................       380,319       4,548,615
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.6%
Pride International, Inc.*(a).....................        59,511       2,814,275
Rowan Cos., Inc.(a)...............................        14,200         663,850
Schlumberger, Ltd.................................        69,127       7,426,314
                                                                 ---------------
                                                                      10,904,439
                                                                 ---------------
MEDIA - 0.0%
Charter Communications, Inc. - Class A*(a)........       166,500         174,825
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.0%
Indah Kiat Pulp and Paper Corp.*..................     1,867,500         506,410
                                                                 ---------------
Total Common Stocks (Cost $11,960,640)                                16,134,289
                                                                 ---------------

PREFERRED STOCKS - 0.2%
THRIFTS & MORTGAGE FINANCE - 0.2%
Federal National Mortgage Association 8.250%(a)...       136,300       3,128,085
                                                                 ---------------
Total Preferred Stocks (Cost $3,423,167)                               3,128,085
                                                                 ---------------

CONVERTIBLE PREFERRED STOCKS - 3.8%
CAPITAL MARKETS - 0.4%
Lehman Brothers Holdings, Inc. 9.350%, due
  08/08/08........................................       125,000       3,401,250

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------
                                                                    VALUE
SECURITY DESCRIPTION                                  SHARES       (NOTE 2)
-------------------------------------------------------------------------------

CAPITAL MARKETS - CONTINUED
Lehman Brothers Holdings, Inc. 8.750%, due
  07/01/11........................................        5,000 $     3,832,500
                                                                ---------------
                                                                      7,233,750
                                                                ---------------
COMMERCIAL BANKS - 0.3%
Wachovia Corp. 7.500%, due 12/31/49...............        6,000       5,312,430
                                                                ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Bank of America Corp. 7.250%, 12/31/49............        6,000       5,310,000
Vale Capital, Ltd. 5.500%, due 06/15/10...........      160,725      10,879,073
                                                                ---------------
                                                                     16,189,073
                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
NRG Energy, Inc. 5.750%, due 03/16/09.............       25,000       9,115,625
NRG Energy, Inc. 4.000%, due 12/31/49.............          900       1,963,350
                                                                ---------------
                                                                     11,078,975
                                                                ---------------
MULTI-UTILITIES - 0.0%
CMS Energy Corp. 4.500%, due 12/31/49.............        5,000         391,563
                                                                ---------------
OIL, GAS & CONSUMABLE FUELS - 1.4%
Chesapeake Energy Corp. 4.500%, due 12/31/49(a)...       45,000       7,166,250
El Paso Corp. 4.990%, 12/31/49 (144A)(c)..........        5,500       9,482,000
Williams Holdings Of Delaware 5.500%, due 06/01/33       65,000      12,240,312
                                                                ---------------
                                                                     28,888,562
                                                                ---------------
PHARMACEUTICALS - 0.2%
Mylan, Inc. 6.500%, due 11/15/10..................        5,000       4,397,700
                                                                ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
Federal National Mortgage Association 8.750%, due
  05/13/11........................................      125,000       4,787,500
                                                                ---------------
Total Convertible Preferred Stocks (Cost
$63,336,139)                                                         78,279,553
                                                                ---------------

ESCROWED SHARES - 0.0%
HOTELS, RESTAURANTS & LEISURE - 0.0%
Premier Entertainment Biloxi LLC 10.750%, due
  02/01/12*(h) (Cost - $0)........................    3,100,000               0
                                                                ---------------

-------------------------------------------------------------------------------
                                                       PAR          VALUE
SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 23.0%
State Street Bank & Trust Co., Repurchase
  Agreement dated 06/30/08 at 1.100% to be
  repurchased at $50,110,531 on 07/01/08
  collateralized by $47,330,000 FHLMC at 5.500%
  due 08/13/14 with a value of $51,116,400........ $ 50,109,000     50,109,000
State Street Navigator Securities Lending Prime
  Portfolio(i)....................................  419,263,616    419,263,616
                                                                --------------
Total Short-Term Investments (Cost $469,372,616)                   469,372,616
                                                                --------------

TOTAL INVESTMENTS - 119.3% (Cost $2,494,521,484)                 2,435,616,270
                                                                --------------

Other Assets and Liabilities (net) - (19.3)%                      (394,443,907)
                                                                --------------

TOTAL NET ASSETS - 100.0%                                       $2,041,172,363
                                                                ==============

PORTFOLIO FOOTNOTES:

*  Non-income producing security
(a) All or a portion of security is on loan.
(b) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $150,935,539 of net assets.
(d) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Zero coupon bond--Interest rate represents current yield to maturity.
(g) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h) Illiquid securities representing in the aggregate $0 of net assets.
(i) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  194,793,867              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   1,821,558,787               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $2,016,352,654              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at June 30, 2008, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                       PERCENT OF
              PORTFOLIO COMPOSITION BY CREDIT QUALITY   PORTFOLIO
              ---------------------------------------------------
                          AAA                             15.90%
                          AA                               3.20
                          A                                7.65
                          BBB                              7.87
                          BB                              20.11
                          B                               34.33
                          Below B                          6.90
                          Equities/Other                   4.04
                                                         ------
                          Total:                         100.00%
                                                         ======

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

LORD ABBETT BOND DEBENTURE PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $1,966,243,654
   Repurchase Agreement                                                        50,109,000
   Cash                                                                               926
   Collateral for securities on loan                                          419,263,616
   Receivable for investments sold                                              1,166,691
   Receivable for trust shares sold                                             1,403,514
   Dividends receivable                                                           123,267
   Interest receivable                                                         29,787,494
                                                                           --------------
       Total assets                                                         2,468,098,162
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                    4,136,333
       Trust shares redeemed                                                    2,274,898
       Distribution and services fees--Class B                                    154,927
       Distribution and services fees--Class E                                      4,211
       Collateral for securities on loan                                      419,263,616
       Management fee (Note 3)                                                    835,532
       Administration fee                                                          10,587
       Custodian and accounting fees                                               61,487
   Accrued expenses                                                               184,208
                                                                           --------------
       Total liabilities                                                      426,925,799
                                                                           --------------
NET ASSETS                                                                 $2,041,172,363
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $2,050,482,846
   Accumulated net realized loss                                               (7,751,125)
   Unrealized depreciation on investments                                     (58,905,214)
   Undistributed net investment income                                         57,345,856
                                                                           --------------
       Total                                                               $2,041,172,363
                                                                           ==============
NET ASSETS
   Class A                                                                 $1,264,464,330
                                                                           ==============
   Class B                                                                    742,926,317
                                                                           ==============
   Class E                                                                     33,781,716
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    106,785,003
                                                                           ==============
   Class B                                                                     63,169,332
                                                                           ==============
   Class E                                                                      2,868,164
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        11.84
                                                                           ==============
   Class B                                                                          11.76
                                                                           ==============
   Class E                                                                          11.78
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities
  Lending                                                                  $2,025,148,868

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

LORD ABBETT BOND DEBENTURE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  2,024,263
   Interest (2)                                                             62,199,455
                                                                          ------------
       Total investment income                                              64,223,718
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   5,039,446
   Administration fees                                                          62,984
   Custodian and accounting fees                                                32,805
   Distribution and services fees--Class B                                     950,473
   Distribution and services fees--Class E                                      26,287
   Audit                                                                        23,755
   Legal                                                                         9,360
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                       125,370
   Insurance                                                                    10,880
   Other                                                                         7,972
                                                                          ------------
       Total expenses                                                        6,297,289
                                                                          ------------
   Net investment income                                                    57,926,429
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on:
       Investments                                                          (2,506,150)
                                                                          ------------
   Net realized loss on investments                                         (2,506,150)
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (71,367,014)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (71,367,014)
                                                                          ------------
   Net realized and change in unrealized loss on investments               (73,873,164)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(15,946,735)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $      9,403
(2)Interest income includes securities lending income of:                    1,617,247

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

LORD ABBETT BOND DEBENTURE PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   57,926,429  $  119,022,172
   Net realized gain (loss) on investments                                   (2,506,150)     42,267,027
   Net change in unrealized depreciation on investments                     (71,367,014)    (32,578,093)
                                                                         --------------  --------------
   Net decrease in net assets resulting from operations                     (15,946,735)    128,711,106
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (52,521,019)    (64,317,957)
     Class B                                                                (29,999,174)    (40,713,127)
     Class E                                                                 (1,390,456)     (2,056,674)
   From net realized gains
     Class A                                                                (18,216,474)     (1,483,303)
     Class B                                                                (10,874,653)       (982,014)
     Class E                                                                   (495,656)        (48,695)
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                 (113,497,432)   (109,601,770)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4 AND 8)
   Proceeds from shares sold
     Class A                                                                132,690,570     370,354,362
     Class B                                                                 31,568,734     123,475,761
     Class E                                                                  2,043,746      12,023,208
   Net asset value of shares issued through acquisition
     Class A                                                                         --              --
     Class B                                                                         --      27,175,078
     Class E                                                                         --              --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 70,737,493      65,801,260
     Class B                                                                 40,873,827      41,695,141
     Class E                                                                  1,886,112       2,105,369
   Cost of shares repurchased
     Class A                                                                (88,947,439)   (277,006,769)
     Class B                                                                (82,010,482)   (165,438,325)
     Class E                                                                 (5,763,901)    (13,749,497)
                                                                         --------------  --------------
   Net increase in net assets from capital share transactions               103,078,660     186,435,588
                                                                         --------------  --------------
TOTAL DECREASE IN NET ASSETS                                                (26,365,507)    205,544,924
   Net assets at beginning of period                                      2,067,537,870   1,861,992,946
                                                                         --------------  --------------
   Net assets at end of period                                           $2,041,172,363  $2,067,537,870
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   57,345,856  $   83,330,075
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                               CLASS A
LORD ABBETT BOND DEBENTURE PORTFOLIO               ------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ---------------------------------------------
                                                    (UNAUDITED)       2007       2006     2005    2004      2003
                                                   -------------- --------     --------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $12.63    $  12.51     $  12.28  $12.63  $12.04  $10.24
                                                      --------    --------     --------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income.............................        0.35        0.77         0.71    0.75    0.70    0.73
Net Realized/Unrealized Gain (Loss) on Investments       (0.45)       0.07         0.39   (0.52)   0.31    1.27
                                                      --------    --------     --------  ------  ------  ------
Total From Investment Operations..................       (0.10)       0.84         1.10    0.23    1.01    2.00
                                                      --------    --------     --------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............       (0.51)      (0.70)       (0.87)  (0.58)  (0.42)  (0.20)
Distributions from Net Realized Capital Gains.....       (0.18)      (0.02)          --      --      --      --
                                                      --------    --------     --------  ------  ------  ------
Total Distributions...............................       (0.69)      (0.72)       (0.87)  (0.58)  (0.42)  (0.20)
                                                      --------    --------     --------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD....................      $11.84    $  12.63     $  12.51  $12.28  $12.63  $12.04
                                                      ========    ========     ========  ======  ======  ======
TOTAL RETURN                                             (0.81)%      6.85%        9.35%   1.81%   8.43%  19.52%
Ratio of Expenses to Average Net Assets After             0.52 %*
  Reimbursement...................................                    0.53%        0.56%   0.56%   0.63%   0.70%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................        0.52 %*     0.54%(b)      N/A     N/A     N/A    0.67%(b)
Ratio of Net investment Income to Average Net             5.76 %*
  Assets..........................................                    6.11%        5.85%   5.92%   5.65%   6.52%
Portfolio Turnover Rate...........................        12.3 %      36.0%        36.7%   42.1%   39.8%   36.9%
Net Assets, End of Period (in millions)...........    $1,264.5    $1,228.9     $1,059.0  $856.4  $520.3  $234.6

                                                                               CLASS B
                                                   ------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ---------------------------------------------
                                                    (UNAUDITED)       2007       2006     2005    2004      2003
                                                   -------------- --------     --------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $12.54    $  12.43     $  12.19  $12.54  $11.97  $10.21
                                                      --------    --------     --------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income.............................        0.33        0.73         0.67    0.71    0.69    0.69
Net Realized/Unrealized Gain (Loss) on Investments       (0.44)       0.07         0.40   (0.52)   0.29    1.46
                                                      --------    --------     --------  ------  ------  ------
Total From Investment Operations..................       (0.11)       0.80         1.07    0.19    0.98    2.15
                                                      --------    --------     --------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............       (0.49)      (0.67)       (0.83)  (0.54)  (0.41)  (0.20)
Distributions from Net Realized Capital Gains.....       (0.18)      (0.02)          --      --      --   (0.19)
                                                      --------    --------     --------  ------  ------  ------
Total Distributions...............................       (0.67)      (0.69)       (0.83)  (0.54)  (0.41)  (0.39)
                                                      --------    --------     --------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD....................      $11.76    $  12.54     $  12.43  $12.19  $12.54  $11.97
                                                      ========    ========     ========  ======  ======  ======
TOTAL RETURN                                             (0.91)%      6.55%        9.15%   1.49%   8.17%  19.15%
Ratio of Expenses to Average Net Assets After             0.77 %*
  Reimbursement...................................                    0.78%        0.81%   0.81%   0.88%   0.96%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................        0.77 %*     0.78%(b)      N/A     N/A     N/A    0.91%(b)
Ratio of Net Investment Loss to Average Net Assets        5.50 %*     5.85%        5.59%   5.65%   5.61%   6.11%
Portfolio Turnover Rate...........................        12.3 %      36.0%        36.7%   42.1%   39.8%   36.9%
Net Assets, End of Period (in millions)...........      $742.9    $  800.6     $  765.9  $704.5  $776.0  $758.2

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                             CLASS E
LORD ABBETT BOND DEBENTURE PORTFOLIO               --------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  -----------------------------------------
                                                    (UNAUDITED)      2007     2006    2005    2004      2003
                                                   -------------- ------     ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $12.56     $12.44     $12.21  $12.57  $12.00  $10.22
                                                       ------     ------     ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.............................       0.34       0.74       0.69    0.72    0.70    0.70
Net Realized/Unrealized Gain (Loss) on Investment       (0.44)
  activities......................................                  0.08       0.38   (0.52)   0.29    1.28
                                                       ------     ------     ------  ------  ------  ------
Total From Investment Operations..................      (0.10)      0.82       1.07    0.20    0.99    1.98
                                                       ------     ------     ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.50)     (0.68)     (0.84)  (0.56)  (0.42)  (0.20)
Distributions from Net Realized Capital Gains.....      (0.18)     (0.02)        --      --      --      --
                                                       ------     ------     ------  ------  ------  ------
Total Distributions...............................      (0.68)     (0.70)     (0.84)  (0.56)  (0.42)  (0.20)
                                                       ------     ------     ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD....................     $11.78     $12.56     $12.44  $12.21  $12.57  $12.00
                                                       ======     ======     ======  ======  ======  ======
TOTAL RETURN                                            (0.84)%     6.73%      9.18%   1.60%   8.24%  19.35%
Ratio of Expenses to Average Net Assets...........       0.67 %*    0.68%      0.71%   0.71%   0.78%   0.86%
Ratio of Expenses to Average Net Assets Before
  Reimbursements and Rebates......................       0.67 %*    0.68%(b)    N/A     N/A     N/A    0.81%(b)
Ratio of Net Investment Income to Average Net            5.60 %*
  Asset...........................................                  5.95%      5.69%   5.76%   5.67%   6.10%
Portfolio Turnover Rate...........................       12.3 %     36.0%      36.7%   42.1%   39.8%   36.9%
Net Assets, End of Period (in millions)...........      $33.8     $ 37.8     $ 37.1   $35.1   $35.2   $22.8

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Lord Abbett Bond Debenture Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C is not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2008
                             ---------- ----------

                             $4,311,256 $4,311,256

Lord Abbett Bond Debenture Portfolio acquired losses of $19,627,064 in the merger with Loomis High Yield Fund on April 26, 2002, which are subject to an annual limitation of $3,688,483.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

I. CREDIT AND MARKET RISK - The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Though the Portfolio has not been adversely impacted, continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Portfolio. At June 30, 2008, the Portfolio held securities of issuers that hold mortgage and asset backed securities and direct investments in mortgage and asset backed securities with an aggregate value of $261,835,740 (representing 12.83% of the Portfolio's net assets).

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $5,039,446         0.60%    First $250 Million

                                 0.55%    $250 Million to $500 Million

                                 0.50%    $500 Million to $1 Billion

                                 0.45%    Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                    Shares Issued                              Net Increase
                                    in Connection                               (Decrease)
             Beginning             with Acquisition                             in Shares     Ending
              Shares      Sales        (Note 8)     Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ---------------- ------------- -----------  ------------ -----------

 Class A

 06/30/2008  97,337,764 10,798,334           --       5,934,353    (7,285,448)   9,447,239  106,785,003
 12/31/2007  84,678,506 29,600,819           --       5,332,355   (22,273,916)  12,659,258   97,337,764

 Class B

 06/30/2008  63,858,531  2,594,394           --       3,452,181    (6,735,774)    (689,199)  63,169,332
 12/31/2007  61,631,213  9,949,459    2,211,154       3,398,137   (13,331,432)   2,227,318   63,858,531

 Class E

 06/30/2008   3,013,478    168,056           --         159,031      (472,401)    (145,314)   2,868,164
 12/31/2007   2,983,799    965,052           --         171,447    (1,106,820)      29,679    3,013,478

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

          $149,589,302    $269,743,630   $107,784,375    $131,128,638

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $2,494,521,484 $71,317,962  $(130,223,176)  $(58,905,214)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $415,218,398 $419,263,616 $4,646,502  $423,910,118

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

           Ordinary Income      Long-Term Capital Gain           Total
      ------------------------- ---------------------- -------------------------
          2007         2006        2007        2006        2007         2006
      ------------ ------------   ----------   ----    ------------ ------------

      $107,087,758 $117,227,954 $2,514,012     $--     $109,601,770 $117,227,954

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $83,910,497   $29,586,781  $10,947,660     $(4,311,256)    $120,133,682

8. ACQUISITIONS

As of the close of business on April 27, 2007, Lord Abbett Bond Debenture Portfolio ("Bond Debenture") acquired 27% of the net assets of Lord Abbett America's Value Portfolio ("America"), a series of the Trust, pursuant to a plan of reorganization approved by America shareholders on April 24, 2007. The acquisition was accomplished by a taxable exchange of 2,211,154 Class B shares of Bond Debenture in exchange for 1,770,569 Class B shares of America outstanding on April 27, 2007. The aggregate Class B net assets of Bond Debenture and America immediately before the acquisition were $785,793,046 and $27,175,078, respectively. The aggregate Class B net assets of Bond Debenture immediately after the acquisition were $812,968,124.

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio has a return of (14.73)% and (14.84)% for Class A and B Shares, respectively, versus (11.91)% and (13.57)% for its benchmarks, the S&P 500(R) Index/1/ and Russell 1000(R) Value Index/2/, respectively.

PORTFOLIO REVIEW

The Portfolio's largest detractor from relative performance was its overweight position within the weak performing financial services sector, particularly in regional banks and miscellaneous financial firms. Also, stock selection within the auto & transportation sector detracted, as Delta Air Lines continued to suffer from rising fuel prices and declining traffic trends. Lastly, stock selection within the consumer discretionary sector was difficult, as IAC/InterActive declined due to investor uncertainty with its planned spin-offs of several companies to shareholders.

On the positive side, stock selection within the healthcare sector contributed to relative performance. Shares of pharmaceutical company Wyeth rose after releasing positive Phase II data for its Alzheimer drug, bapineuzumab. Also noteworthy was the Portfolio's lack of exposure to several underperforming stocks, such as Merck, Unitedhealth and WellPoint.

In addition, stock selection within the materials & processing sector contributed to Portfolio performance. Specifically, copper mining company Freeport-McMoran reported earnings ahead of analysts' expectations resulting from higher than expected realized copper prices and gold production.

MARKET ENVIRONMENT/CONDITIONS

Under the weight of sluggish economic activity, falling home prices, rising inflation expectations and joblessness, and mounting subprime credit losses, equities struggled in the first half of 2008. Paced by a sell-off in the financial sector, the S&P 500(R) Index began the year by tumbling nearly 13 percent (on a total return basis) in the first 10 weeks of trading. Ultimately, the Federal Reserve Board (the Fed) made an emergency decision to provide financing for JP Morgan's acquisition of Bear Stearns to help stem the systemic spread of jitters that pervaded the market. The unusual move by the Fed restored confidence in the financial system and prompted a short-lived market rally that nearly returned the market to positive territory for the year. Unfortunately, the positive headway lost steam as the price of crude oil broke convincingly above $120 per barrel. For the full six-month period ended June 30, 2008, stocks ended down approximately 12 percent (on a total return basis).

Although the pace of economic activity improved modestly in the first half of 2008 after expanding just 0.8 percent in the fourth quarter of 2007, the rate of expansion remained below the economy's potential, thereby causing the unemployment rate to rise. The slack created in the labor market, combined with declining home values and a near 40 percent surge in crude oil prices, roiled consumer confidence. Despite the apparent setback to household finances, a well-timed fiscal stimulus package that featured approximately $110 billion worth of tax rebate checks kept consumers spending and the economy, seemingly, out of a recession. The outlook for the economy, however, became increasingly muddled as the price of crude oil soared, threatening to upend household finances when the stimulus from the rebate checks fades away. It was this uncertainty that led the equity market lower in May and June 2008.

The losses in the equity market were broad: every major style of equity investing (except the mid-cap growth style) declined during the period. Even the sectors considered to be defensive (e.g., health care and consumer staples) failed to find much support. In fact, the only sectors to make positive headway were the energy and materials sectors, which benefited from a broad-based rise in commodity prices. Meanwhile, the growth style of investing outperformed the value style, and shares of small and medium capitalized companies outperformed those of their larger peers. As the six-month period ended June 30, 2008 came to a close, these trends remained intact.

CURRENT OUTLOOK/STRATEGY

We believe that we are in a bottoming process with respect to the ongoing weakness within the financial services sector. Given the sizable price declines in the stocks of most financial services companies over the past year, we find current valuations of many stocks to be compelling based on normalized earning power. We continue to be opportunistic yet cautious in our investment decisions and steadily have been adding to positions on price declines over the past three quarters. As a result, we have moved from underweight versus the benchmark within the sector a year ago to the Portfolio's largest overweight today.

The technology and utilities sectors remain the Portfolio's two largest underweights. We further reduced our exposure to both electric and telecommunications utilities during the past year. These reductions allow us to invest in better opportunities elsewhere in the market.

The integrated oils sector remains a significant sector underweight as we continue to believe crude oil prices remain above long term normalized levels and most companies' current earnings levels are not sustainable. On the other hand, we find more potential with oil well equipment & services stocks within the other energy sector. These companies stand to benefit from higher demand from exploration & development companies whether crude oil and natural gas prices rise or fall over the coming year.

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



We reduced the overweight position within the consumer staples sector by reducing/eliminating positions in brewers as well as soft drink beverage and household products companies. Stocks in this part of the market have held up relatively well over the past year, and we are channeling the relative profits from these sales into stocks in other parts of the market that we believe represent better opportunities. The overweight within the materials & processing sector was increased by adding to existing positions in agricultural and chemical companies.

ELI M. SALZMANN, Partner and Director
LORD, ABBETT & CO. LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               JPMorgan Chase & Co.                     3.67%
               -------------------------------------------------
               Bank of New York Mellon Corp.            3.49%
               -------------------------------------------------
               Kroger Co.(The)                          3.26%
               -------------------------------------------------
               Merrill Lynch & Co.,Inc.                 3.11%
               -------------------------------------------------
               Wells Fargo & Co.                        3.06%
               -------------------------------------------------
               General Electric Co.                     3.03%
               -------------------------------------------------
               Wal-Mart Stores, Inc.                    2.82%
               -------------------------------------------------
               Exxon Mobil Corporation                  2.73%
               -------------------------------------------------
               Federal National Mortgage Association    2.65%
               -------------------------------------------------
               Abbott Laboratories                      2.48%
               -------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

 LOGO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


              LORD ABBETT GROWTH AND INCOME PORTFOLIO MANAGED BY
   LORD, ABBETT & CO. LLC VS. RUSSELL 1000(R) VALUE INDEX/1/ AND S&P 500(R)
                                   INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]


              Lord Abbett Growth     S&P 500/(R)/    Russell 1000
             and Income Portfolio       Index         Value Index
            ---------------------   -------------   --------------
12/31/1997          $10,000            $10,000          $10,000
12/31/1998           11,289             12,858           11,563
12/31/1999           13,159             15,562           12,413
12/31/2000           15,090             14,143           13,284
12/31/2001           14,219             12,462           12,542
12/31/2002           11,667              9,707           10,595
12/31/2003           15,291             12,494           13,777
12/31/2004           17,269             13,852           16,049
12/31/2005           17,905             14,532           17,180
12/31/2006           21,131             16,829           21,003
12/31/2007           21,979             17,753           20,967
06/30/2008           18,741             15,638           18,122


    ------------------------------------------------------------------------
                                      Average Annual Return/3/
                                   (for the period ended 6/30/08)
    ------------------------------------------------------------------------
                                                                   Since
                         6 Months 1 Year  3 Year 5 Year 10 Year Inception/4/
    ------------------------------------------------------------------------
    Lord Abbett
    Growth and
    Income
--  Portfolio--Class A   -14.73%  -16.06% 3.79%  7.54%   5.48%    10.57%
    Class B              -14.84%  -16.27% 3.52%  7.27%      --     4.60%
    ------------------------------------------------------------------------
--  Russell 1000(R)
    Value Index/1/       -13.57%  -18.78% 3.53%  8.92%   4.91%    10.47%
    ------------------------------------------------------------------------
- - S&P 500(R) Index/2/  -11.91%  -13.12% 4.41%  7.58%   2.88%     9.55%
    ------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

In the future, the Portfolio's performance will be compared to the Russell 1000(R) Value Index. The Portfolio's Adviser believes that the Russell 1000(R) Value Index better reflects the universe of securities in which the Portfolio invests. The S&P 500(R) Index will be considered a secondary performance benchmark going forward.

/1/The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.

/2/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 12/11/89. Returns shown for the Class A shares are the historical returns of the Lord Abbett Growth & Income Portfolio of Cova Series Trust (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). Inception of the Class B shares is 3/22/01. Index returns are based on an inception date of 12/11/89.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
LORD ABBETT GROWTH AND INCOME PORTFOLIO      ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  852.70       $2.35
  Hypothetical (5% return before expenses)      1,000.00      1,022.33        2.56
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  851.60       $3.50
  Hypothetical (5% return before expenses)      1,000.00      1,021.08        3.82
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.51% and 0.76% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  COMMON STOCKS - 98.5%
  AEROSPACE & DEFENSE - 0.0%
  Northrop Grumman Corp.............................     6,934 $       463,885
                                                               ---------------
  AIR FREIGHT & LOGISTICS - 1.1%
  United Parcel Service, Inc. - Class B.............   570,900      35,093,223
                                                               ---------------
  AIRLINES - 0.4%
  Delta Air Lines, Inc.*(a)......................... 2,508,585      14,298,935
                                                               ---------------
  BEVERAGES - 2.2%
  Coca-Cola Co......................................     8,300         431,434
  Coca-Cola Enterprises, Inc........................ 4,140,452      71,629,820
                                                               ---------------
                                                                    72,061,254
                                                               ---------------
  BIOTECHNOLOGY - 1.4%
  Amgen, Inc.*......................................   960,200      45,283,032
                                                               ---------------
  CAPITAL MARKETS - 7.8%
  Bank of New York Mellon Corp...................... 3,044,385     115,169,084
  Charles Schwab Corp. (The)(a).....................   614,928      12,630,621
  Goldman Sachs Group, Inc. (The)...................   143,100      25,028,190
  Merrill Lynch & Co., Inc.......................... 3,239,980     102,739,766
  Morgan Stanley....................................    12,100         436,447
                                                               ---------------
                                                                   256,004,108
                                                               ---------------
  CHEMICALS - 3.6%
  Monsanto Co.......................................   520,170      65,770,295
  Praxair, Inc......................................   556,274      52,423,262
                                                               ---------------
                                                                   118,193,557
                                                               ---------------
  COMMERCIAL BANKS - 7.2%
  BB&T Corp.(a).....................................   278,000       6,330,060
  Fifth Third Bancorp(a)............................ 1,643,648      16,732,337
  M&T Bank Corp.(a).................................   260,600      18,382,724
  PNC Financial Services Group, Inc................. 1,131,745      64,622,639
  SunTrust Banks, Inc...............................   411,340      14,898,735
  Wachovia Corp.(a)................................. 1,031,014      16,011,647
  Wells Fargo & Co.................................. 4,258,265     101,133,794
                                                               ---------------
                                                                   238,111,936
                                                               ---------------
  COMMERCIAL SERVICES & SUPPLIES - 0.9%
  Waste Management, Inc.............................   780,916      29,448,342
                                                               ---------------
  COMMUNICATIONS EQUIPMENT - 1.9%
  Corning, Inc......................................   790,700      18,225,635
  Motorola, Inc.....................................    14,600         107,164
  QUALCOMM, Inc..................................... 1,011,100      44,862,507
                                                               ---------------
                                                                    63,195,306
                                                               ---------------
  COMPUTERS & PERIPHERALS - 1.9%
  Hewlett-Packard Co................................   905,900      40,049,839
  Sun Microsystems, Inc.*........................... 2,165,026      23,555,483
                                                               ---------------
                                                                    63,605,322
                                                               ---------------
  CONSUMER FINANCE - 0.9%
  Capital One Financial Corp.(a)....................   766,608      29,138,770
  Discover Financial Services.......................     6,050          79,679
                                                               ---------------
                                                                    29,218,449
                                                               ---------------

  -------------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  -------------------------------------------------------------------------------

  DIVERSIFIED FINANCIAL SERVICES - 4.9%
  Bank of America Corp.............................. 1,692,500 $    40,399,975
  JPMorgan Chase & Co............................... 3,526,679     121,000,356
                                                               ---------------
                                                                   161,400,331
                                                               ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
  AT&T, Inc......................................... 1,658,143      55,862,838
  Embarq Corp.......................................       575          27,180
  Fairpoint Communications, Inc.(a).................       251           1,810
  Verizon Communications, Inc.......................    13,350         472,590
                                                               ---------------
                                                                    56,364,418
                                                               ---------------
  ELECTRIC UTILITIES - 0.4%
  Progress Energy, Inc..............................   321,947      13,467,043
                                                               ---------------
  ELECTRICAL EQUIPMENT & SERVICES - 1.6%
  Emerson Electric Co............................... 1,090,966      53,948,269
                                                               ---------------
  ENERGY EQUIPMENT & SERVICES - 3.1%
  Halliburton Co....................................   671,000      35,609,970
  Schlumberger, Ltd.................................   329,279      35,374,443
  Smith International, Inc.(a)......................   372,364      30,958,343
                                                               ---------------
                                                                   101,942,756
                                                               ---------------
  FOOD & STAPLES RETAILING - 7.3%
  CVS Caremark Corp.................................   689,026      27,264,759
  Kroger Co. (The).................................. 3,722,132     107,457,951
  SUPERVALU, Inc....................................   447,708      13,829,700
  Wal-Mart Stores, Inc.............................. 1,654,900      93,005,380
                                                               ---------------
                                                                   241,557,790
                                                               ---------------
  FOOD PRODUCTS - 4.7%
  Archer-Daniels-Midland Co......................... 1,756,600      59,285,250
  General Mills, Inc................................   535,700      32,554,489
  Kraft Foods, Inc. - Class A....................... 2,223,861      63,268,845
                                                               ---------------
                                                                   155,108,584
                                                               ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
  Boston Scientific Corp.*.......................... 4,814,605      59,171,495
  Covidien, Ltd.....................................   458,000      21,933,620
                                                               ---------------
                                                                    81,105,115
                                                               ---------------
  INDUSTRIAL CONGLOMERATES - 3.0%
  General Electric Co............................... 3,742,115      99,877,049
                                                               ---------------
  INSURANCE - 2.1%
  ACE, Ltd..........................................    13,900         765,751
  Allstate Corp. (The)..............................    15,100         688,409
  American International Group, Inc.................     9,600         254,016
  Aon Corp.......................................... 1,486,700      68,298,998
                                                               ---------------
                                                                    70,007,174
                                                               ---------------
  INTERNET & CATALOG RETAIL - 2.4%
  IAC/InterActiveCorp.*............................. 4,094,456      78,941,112
                                                               ---------------
  IT SERVICES - 1.6%
  Visa, Inc. - Class A*.............................   209,600      17,042,576
  Western Union Co.................................. 1,462,000      36,140,640
                                                               ---------------
                                                                    53,183,216
                                                               ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  -------------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  -------------------------------------------------------------------------------

  MACHINERY - 2.7%
  Caterpillar, Inc..................................   265,300 $    19,584,446
  Deere & Co........................................    11,600         836,708
  Eaton Corp........................................   830,133      70,536,401
                                                               ---------------
                                                                    90,957,555
                                                               ---------------
  MEDIA - 0.3%
  Comcast Corp. - Class A...........................   489,600       9,287,712
  Idearc, Inc.(a)...................................       667           1,567
                                                               ---------------
                                                                     9,289,279
                                                               ---------------
  METALS & MINING - 2.8%
  Barrick Gold Corp................................. 1,097,706      49,945,623
  Companhia Vale do Rio Doce (ADR)..................   289,600      10,373,472
  Freeport-McMoRan Copper & Gold, Inc...............   273,416      32,041,621
                                                               ---------------
                                                                    92,360,716
                                                               ---------------
  MULTI-UTILITIES - 0.4%
  PG&E Corp.(a).....................................   368,201      14,613,898
                                                               ---------------
  OIL, GAS & CONSUMABLE FUELS - 9.1%
  Chevron Corp......................................   427,600      42,387,988
  Devon Energy Corp.................................   321,000      38,571,360
  El Paso Corp...................................... 1,122,200      24,396,628
  EOG Resources, Inc................................   363,100      47,638,720
  Exxon Mobil Corp.................................. 1,023,500      90,201,055
  Peabody Energy Corp...............................   240,300      21,158,415
  XTO Energy, Inc...................................   507,275      34,753,410
                                                               ---------------
                                                                   299,107,576
                                                               ---------------
  PHARMACEUTICALS - 6.6%
  Abbott Laboratories............................... 1,547,000      81,944,590
  Eli Lilly & Co....................................   727,100      33,562,936
  Johnson & Johnson.................................     5,500         353,870
  Pfizer, Inc.......................................    24,200         422,774
  Teva Pharmaceutical Industries, Ltd. (ADR)........ 1,313,996      60,181,017
  Wyeth.............................................   873,791      41,907,016
                                                               ---------------
                                                                   218,372,203
                                                               ---------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
  Annaly Mortgage Management, Inc...................   854,800      13,257,948
                                                               ---------------
  ROAD & RAIL - 2.3%
  Canadian National Railway Co......................   407,900      19,611,832
  Hertz Global Holdings, Inc.*...................... 4,382,493      42,071,933
  Norfolk Southern Corp.............................   219,000      13,724,730
                                                               ---------------
                                                                    75,408,495
                                                               ---------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
  Texas Instruments, Inc............................   630,500      17,754,880
                                                               ---------------
  SOFTWARE - 4.2%
  Adobe Systems, Inc.*..............................   324,300      12,774,177
  Microsoft Corp.................................... 2,825,500      77,729,505
  Oracle Corp.*..................................... 2,299,425      48,287,925
                                                               ---------------
                                                                   138,791,607
                                                               ---------------

--------------------------------------------------------------------------------
                                                    SHARES/PAR       VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

SPECIALTY RETAIL - 1.6%
Home Depot, Inc. (The)............................      817,800 $    19,152,876
J. Crew Group, Inc.*(a)...........................    1,025,696      33,858,225
                                                                ---------------
                                                                     53,011,101
                                                                ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
Federal National Mortgage Association.............    4,484,916      87,500,711
Freddie Mac(a)....................................       15,600         255,840
                                                                ---------------
                                                                     87,756,551
                                                                ---------------
TOBACCO - 0.3%
Philip Morris International, Inc..................      179,800       8,880,322
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Sprint Nextel Corp................................       11,500         109,250
                                                                ---------------
Total Common Stocks (Cost $3,528,551,850)                         3,251,551,587
                                                                ---------------
ESCROWED SHARES - 0.0%
COMPUTERS & PERIPHERALS - 0.0%
ESC Seagate Technology*(c) (Cost - $0)............       10,300              10
                                                                ---------------

SHORT-TERM INVESTMENTS - 4.6%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 06/30/08 at 1.100% to be
  repurchased at $44,310,354 on 07/01/08
  collateralized by $43,200,000 FHLMC at 5.250%
  due 04/18/16 with a value of $45,198,000........ $ 44,309,000      44,309,000
State Street Navigator Securities Lending Prime
  Portfolio(b)....................................  106,100,862     106,100,862
                                                                ---------------
Total Short-Term Investments (Cost $150,409,862)                    150,409,862
                                                                ---------------

TOTAL INVESTMENTS - 103.1% (Cost $3,678,961,712)                  3,401,961,459
                                                                ---------------

Other Assets and Liabilities (net) - (3.1)%                        (101,859,181)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 3,300,102,278
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
(c) Illiquid securities representing in the aggregate $10 of net assets. ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $3,295,860,587              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  10               0
  ----------------------------------------------------------------------------
  TOTAL                                         $3,295,860,597              $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN OTHER FINANCIAL
                                                          SECURITIES    INSTRUMENTS*
------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007                                  $10              $0
   Accrued discounts/premiums                                      0               0
   Realized Gain (Loss)                                            0               0
   Change in unrealized appreciation (depreciation)                0               0
   Net Purchases (Sales)                                           0               0
   Transfers In (Out) of Level 3                                   0               0
------------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2008                                      $10              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.


                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

LORD ABBETT GROWTH AND INCOME PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $3,251,551,597
   Repurchase Agreement                                                          44,309,000
   Cash                                                                              33,347
   Collateral for securities on loan                                            106,100,862
   Receivable for investments sold                                               38,638,663
   Receivable for Trust shares sold                                                 912,193
   Dividends receivable                                                           2,887,819
   Interest receivable                                                                1,354
                                                                             --------------
       Total assets                                                           3,444,434,835
                                                                             --------------
LIABILITIES
   Payables for:
       Investments purchased                                                     32,292,248
       Trust shares redeemed                                                      4,059,968
       Distribution and services fees--Class B                                      266,063
       Collateral for securities on loan                                        106,100,862
       Management fee (Note 3)                                                    1,419,170
       Administration fee                                                            17,035
       Custodian and accounting fees                                                 22,114
   Accrued expenses                                                                 155,097
                                                                             --------------
       Total liabilities                                                        144,332,557
                                                                             --------------
NET ASSETS                                                                   $3,300,102,278
                                                                             ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $3,562,585,597
   Accumulated net realized loss                                                (15,199,490)
   Unrealized depreciation on investments and foreign currency                 (277,000,195)
   Undistributed net investment income                                           29,716,366
                                                                             --------------
       Total                                                                 $3,300,102,278
                                                                             ==============
NET ASSETS
   Class A                                                                   $2,075,027,788
                                                                             ==============
   Class B                                                                    1,225,074,490
                                                                             ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                       94,446,848
                                                                             ==============
   Class B                                                                       56,074,576
                                                                             ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $        21.97
                                                                             ==============
   Class B                                                                            21.85
                                                                             ==============

--------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $3,528,551,850

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

LORD ABBETT GROWTH AND INCOME PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  39,771,711
   Interest (2)                                                               1,111,847
                                                                          -------------
       Total investment income                                               40,883,558
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    9,157,730
   Administration fees                                                          112,986
   Custodian and accounting fees                                                 66,019
   Distribution and services fees--Class B                                    1,703,628
   Audit                                                                         18,682
   Legal                                                                         10,801
   Trustee fees and expenses                                                      7,957
   Shareholder reporting                                                        156,923
   Insurance                                                                     21,545
   Other                                                                          7,558
                                                                          -------------
       Total expenses                                                        11,263,829
       Less broker commission recapture                                         (96,694)
                                                                          -------------
   Net expenses                                                              11,167,135
                                                                          -------------
   Net investment income                                                     29,716,423
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS
   Net realized gain on:
       Investments                                                            5,636,546
       Futures contracts                                                        932,641
                                                                          -------------
   Net realized gain on investments and futures contracts                     6,569,187
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (624,367,070)
       Foreign currency                                                              58
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (624,367,012)
                                                                          -------------
   Net realized and change in unrealized loss on investments, futures
       contracts and foreign currency                                      (617,797,825)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(588,081,402)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     114,949
(2)Interest income includes securities lending income of:                       422,934

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

LORD ABBETT GROWTH AND INCOME PORTFOLIO
                                                                                 Period Ended     Year Ended
                                                                                 June 30, 2008   December 31,
                                                                                  (Unaudited)        2007
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $   29,716,423  $   59,151,032
    Net realized gain on investments and futures contracts                           6,569,187     357,980,782
    Net change in unrealized depreciation on investments and foreign currency     (624,367,012)   (273,306,230)
                                                                                --------------  --------------
    Net increase (decrease) in net assets resulting from operations               (588,081,402)    143,825,584
                                                                                --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                       (40,145,410)    (23,281,248)
     Class B                                                                       (18,537,843)    (13,684,829)
    From net realized gains
     Class A                                                                      (227,243,760)   (100,717,645)
     Class B                                                                      (127,938,585)    (70,318,294)
                                                                                --------------  --------------
    Net decrease in net assets resulting from distributions                       (413,865,598)   (208,002,016)
                                                                                --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                       117,290,349     600,379,912
     Class B                                                                        48,752,258     228,007,039
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       267,389,170     123,998,893
     Class B                                                                       146,476,428      84,003,123
    Cost of shares repurchased
     Class A                                                                      (284,649,621)   (249,192,041)
     Class B                                                                      (148,735,692)   (336,103,245)
                                                                                --------------  --------------
    Net increase in net assets from capital share transactions                     146,522,892     451,093,681
                                                                                --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (855,424,108)    386,917,249
    Net assets at beginning of period                                            4,155,526,386   3,768,609,137
                                                                                --------------  --------------
    Net assets at end of period                                                 $3,300,102,278  $4,155,526,386
                                                                                ==============  ==============
    Net assets at end of period includes undistributed net investment income    $   29,716,366  $   58,683,196
                                                                                ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR
PERIOD ENDED:

                                                                          CLASS A
LORD ABBETT GROWTH AND INCOME PORTFOLIO  ---------------------------------------------------------------------
                                         FOR THE PERIOD
                                             ENDED                   FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30, 2008  ------------------------------------------------------
                                          (UNAUDITED)     2007      2006        2005         2004         2003
                                         -------------- --------  --------  --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  28.89    $  29.36  $  27.59  $  27.44     $  24.41     $  18.86
                                            --------    --------  --------  --------     --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)................        0.21        0.45      0.46      0.40         0.33         0.23
Net Realized/Unrealized Gain (Loss) on
  Investments...........................       (4.18)       0.73      4.22      0.61         2.82         5.56
                                            --------    --------  --------  --------     --------     --------
Total from Investment Operations........       (3.97)       1.18      4.68      1.01         3.15         5.79
                                            --------    --------  --------  --------     --------     --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....       (0.44)      (0.31)    (0.54)    (0.31)       (0.12)       (0.24)
Distributions from Net Realized Capital
  Gains.................................       (2.51)      (1.34)    (2.37)    (0.55)          --           --
                                            --------    --------  --------  --------     --------     --------
Total Distributions.....................       (2.95)      (1.65)    (2.91)    (0.86)       (0.12)       (0.24)
                                            --------    --------  --------  --------     --------     --------
NET ASSET VALUE, END OF PERIOD..........    $  21.97    $  28.89  $  29.36  $  27.59     $  27.44     $  24.41
                                            ========    ========  ========  ========     ========     ========
TOTAL RETURN                                  (14.73)%      4.01%    18.03%     3.68%       12.92%       31.06%
Ratio of Expenses to Average Net Assets
  After Reimbursement**.................        0.51 %*     0.51%     0.54%     0.53%        0.57%        0.62%
Ratio of Expenses to Average Net Assets
  After Broker Rebates**................         N/A         N/A       N/A       N/A          N/A         0.61%
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......        0.51 %*     0.52%     0.54%     0.55%(b)     0.56%(b)     0.62%(b)
Ratio of Net Investment Income to
  Average Net Assets....................        1.69 %*     1.55%     1.64%     1.46%        1.30%        1.13%
Portfolio Turnover Rate.................        55.6 %      84.1%     50.2%     45.9%        29.7%        37.0%
Net Assets, End of Period (in millions).    $2,075.0    $2,608.8  $2,172.1  $1,985.7     $1,867.5     $1,167.7

                                                                          CLASS B
                                         ---------------------------------------------------------------------
                                         FOR THE PERIOD
                                             ENDED                   FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30, 2008  ------------------------------------------------------
                                          (UNAUDITED)     2007      2006        2005         2004         2003
                                         -------------- --------  --------  --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  28.69    $  29.20  $  27.43  $  27.27     $  24.29     $  18.78
                                            --------    --------  --------  --------     --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)................        0.18        0.38      0.39      0.33         0.27         0.18
Net Realized/Unrealized Gain (Loss) on
  Investments...........................       (4.15)       0.71      4.20      0.61         2.80         5.54
                                            --------    --------  --------  --------     --------     --------
Total from Investment Operations........       (3.97)       1.09      4.59      0.94         3.07         5.72
                                            --------    --------  --------  --------     --------     --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....       (0.36)      (0.26)    (0.45)    (0.23)       (0.09)       (0.21)
Distributions from Net Realized Capital
  Gains.................................       (2.51)      (1.34)    (2.37)    (0.55)          --           --
                                            --------    --------  --------  --------     --------     --------
Total Distributions.....................       (2.87)      (1.60)    (2.82)    (0.78)       (0.09)       (0.21)
                                            --------    --------  --------  --------     --------     --------
NET ASSET VALUE, END OF PERIOD..........    $  21.85    $  28.69  $  29.20  $  27.43     $  27.27     $  24.29
                                            ========    ========  ========  ========     ========     ========
TOTAL RETURN                                  (14.84)%      3.72%    17.78%     3.39%       12.65%       30.73%
Ratio of Expenses to Average Net Assets
  After Reimbursement**.................        0.76 %*     0.76%     0.79%     0.78%        0.82%        0.86%
Ratio of Expenses to Average Net Assets
  After Broker Rebates**................         N/A         N/A       N/A       N/A          N/A         0.86%
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......        0.76 %*     0.77%     0.79%     0.80%(b)     0.80%(b)     0.86%(b)
Ratio of Net Investment Income to
  Average Net Assets....................        1.44 %*     1.31%     1.40%     1.21%        1.08%        0.87%
Portfolio Turnover Rate.................        55.6 %      84.1%     50.2%     45.9%        29.7%        37.0%
Net Assets, End of Period (in millions).    $1,225.1    $1,546.7  $1,596.5  $1,130.5     $1,282.3     $1,081.0

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Lord Abbett Growth and Income Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                              Expiring   Expiring    Expiring
                    Total    12/31/2008 12/31/2009  12/31/2010
                 ----------- ---------- ----------- ----------

                 $41,016,125 $3,152,884 $28,690,142 $9,173,099

Lord Abbett Growth and Income Portfolio acquired losses of $61,902,713 in the merger with J.P. Morgan Enhanced Index Portfolio on April 28th, 2003 which are subject to an annual limitation of $5,221,647.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


I. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $9,157,730         0.60%    First $600 Million

                                 0.55%    $600 Million to $1.1 Billion

                                 0.50%    $1.1 Billion to $1.5 Billion

                                 0.45%    Over $1.5 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  90,304,055  4,488,628  10,972,063   (11,317,898)   4,142,793  94,446,848
 12/31/2007  73,977,334 20,532,746   4,295,078    (8,501,103)  16,326,721  90,304,055

 Class B

 06/30/2008  53,902,169  1,928,816   6,040,265    (5,796,674)   2,172,407  56,074,576
 12/31/2007  54,680,361  7,860,176   2,924,900   (11,563,268)    (778,192) 53,902,169

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                    Purchase                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--      $2,035,429,305       $--       $2,213,835,883

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $3,678,961,712 $256,549,769 $(533,550,022) $(277,000,253)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $120,402,913 $106,100,862 $17,494,887 $123,595,749

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

      Ordinary Income      Long-Term Capital Gain             Total
  ----------------------- ------------------------- -------------------------
     2007        2006         2007         2006         2007         2006
  ----------- ----------- ------------ ------------ ------------ ------------

  $39,072,034 $59,808,462 $168,929,982 $266,862,010 $208,002,016 $326,670,472

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $64,315,254  $349,550,072  $341,263,296    $(15,664,940)   $739,463,682

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

During the period ended June 30, 2008, the Portfolio has a return of (12.94)% and (13.02)% for Class A and B Shares, respectively, versus (7.57)%, (8.58)% and (6.53)%, respectively, for its benchmarks, the Russell Midcap(R) Index/1/, Russell Midcap(R) Value Index/2/ and S&P MidCap 400/CitiGroup Value Index/3/.

PORTFOLIO REVIEW

For the six-month period ended June 30, 2008, the Portfolio underperformed the Russell Midcap(R) Index. The consumer discretionary sector was the largest detractor from performance as a result of negative stock selection. RH Donnelley, a directory publisher, dropped precipitously in the first quarter as management cancelled plans to initiate a dividend and lowered guidance for 2008 based on an expected decline in ad sales. We believe the current negative trends are temporary and are driven by a slowing US economy, not by a secular decline in print ads and that the current credit crunch has resulted in the stock's price being overly punished. Stock selection within the utilities sector also hurt performance. Qwest Communications has struggled though the first half of the year amid the weak economic environment. Many investors are focused on access line losses, as the downturn in housing has slowed demand. We believe this concern is overblown, as access line losses are expected in a cyclical downturn, and that the real opportunity for Qwest is increasing revenue per household as customers shift to higher revenue service bundles, including broadband internet, television, and wireless service. Performance was also negatively impacted by the Portfolio's relative underweight within the strong performing other energy sector.

The Portfolio continued to benefit from the relative underweight within the financial services sector, as many of these firms continue to be plagued by fallout from the credit crisis. Stock selection within the healthcare sector was another contributor to performance. Covidien, a medical technology company, was a strong performer as the company announced better than expected results for the quarter owing to new products and increasing market share. Within the producer durables sector, stock selection also helped performance. Shares of Cummins, an engine manufacturer, rose after the company announced another strong quarter and positive outlook. The company experienced strength across all business segments, especially within key international markets. The company was also able to gain market share after a large competitor decided to exit the Class A truck engine business.

MARKET ENVIRONMENT/CONDITIONS

Under the weight of sluggish economic activity, falling home prices, rising inflation expectations and joblessness, and mounting subprime credit losses, equities struggled in the first half of 2008. Paced by a sell-off in the financial sector, the S&P 500(R) Index/4/ began the year by tumbling nearly 13 percent (on a total return basis) in the first 10 weeks of trading. Ultimately, the Federal Reserve Board (the Fed) made an emergency decision to provide financing for JP Morgan's acquisition of Bear Stearns to help stem the systemic spread of jitters that pervaded the market. The unusual move by the Fed restored confidence in the financial system and prompted a short-lived market rally that nearly returned the market to positive territory for the year. Unfortunately, the positive headway lost steam as the price of crude oil broke convincingly above $120 per barrel. For the full six-month period ended June 30, 2008, stocks ended down approximately 12 percent (on a total return basis).

Although the pace of economic activity improved modestly in the first half of 2008 after expanding just 0.8 percent in the fourth quarter of 2007, the rate of expansion remained below the economy's potential, thereby causing the unemployment rate to rise. The slack created in the labor market, combined with declining home values and a near 40 percent surge in crude oil prices, roiled consumer confidence. Despite the apparent setback to household finances, a well-timed fiscal stimulus package that featured approximately $110 billion worth of tax rebate checks kept consumers spending and the economy, seemingly, out of a recession. The outlook for the economy, however, became increasingly muddled as the price of crude oil soared, threatening to upend household finances when the stimulus from the rebate checks fades away. It was this uncertainty that led the equity market lower in May and June 2008.

--------
/1/ The Russell Midcap(R) Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $8.328 billion; the median market capitalization was approximately $4.177 billion. The largest company in the Index had a market capitalization of $19.141 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell Midcap(R) Value Index is an unmanaged index of common stock prices which measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not include fees or expenses and is not available for direct investment.


/3/ The S&P MidCap 400(R)/Citigroup Value Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The blended Index is constructed by selecting the stocks in each index with high book-to price rations. The Indices does not include fees or expenses and is not available for direct investment.

/4/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



The losses in the equity market were broad: every major style of equity investing (except the mid-cap growth style) declined during the period. Even the sectors considered to be defensive (e.g., health care and consumer staples) failed to find much support. In fact, the only sectors to make positive headway were the energy and materials sectors, which benefited from a broad-based rise in commodity prices. Meanwhile, the growth style of investing outperformed the value style, and shares of small and medium capitalized companies outperformed those of their larger peers. As the six-month period ended June 30, 2008 came to a close, these trends remained intact.

CURRENT OUTLOOK/STRATEGY

Crumbling home values, surging commodity prices, and recession fears have kept investors jittery through the quarter. However, value investors with a longer time horizon have the opportunity in periods like this to take advantage of excessive pessimism and reposition portfolios for the future. Accordingly, we will stick to our discipline and continue to strive for a Portfolio of companies that combines attractive valuation with improving prospects.

We have recently reduced our positions in materials and producer durables, although strong performance from individual stocks kept the sector weights relatively stable. We also continue to trim strong performing stocks within the other energy sector. Within the financial services sector, we have recently initiated several small positions in regional banks and scaled out of two insurance holdings. Our Portfolio tends to follow valuation in the market, and, as 2008 moves forward, you should expect to see us take advantage of newly created value opportunities.

HOWARD E. HANSEN,
Partner and Portfolio Manager
LORD, ABBETT & CO. LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                        Percent of
              Description                               Net Assets
              ----------------------------------------------------
              Embarq Corp.                                3.53%
              ----------------------------------------------------
              Interpublic Group Cos., Inc.                2.99%
              ----------------------------------------------------
              JDS Uniphase Corp.                          2.97%
              ----------------------------------------------------
              McAfee, Inc.                                2.94%
              ----------------------------------------------------
              Mylan, Inc.                                 2.91%
              ----------------------------------------------------
              NiSource, Inc.                              2.81%
              ----------------------------------------------------
              Qwest Communications International, Inc.    2.68%
              ----------------------------------------------------
              King Pharmaceuticals, Inc.                  2.59%
              ----------------------------------------------------
              Northeast Utilities                         2.54%
              ----------------------------------------------------
              Ameren Corp.                                2.46%
              ----------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

 LOGO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY LORD, ABBETT & CO. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                LORD ABBETT MID CAP VALUE PORTFOLIO MANAGED BY
          LORD, ABBETT & CO. LLC VS. RUSSELL MIDCAP VALUE(R) INDEX/1/
   S&P MIDCAP(R) 400/CITIGROUP VALUE INDEX/2/ AND RUSSELL MIDCAP(R) INDEX/3/
                           Growth Based on $10,000+

                                    [CHART]

         Lord Abbett Mid       S&P Midcap                         Russell
           Cap Value       /(R)/400/ Ctigroup   Russell Midcap     Midcap
           Portfolio         Value Index/1/     /(R)/Index/2/   Value Index
          -------------   --------------------  -------------   -----------
12/31/97     $10,000           $10,000             $10,000        $10,000
12/31/98      10,111            10,371              11,011         10,508
12/31/99      10,688            10,098              13,019         10,496
12/31/00      16,339            12,068              14,093         12,510
12/31/01      16,764            12,241              13,301         12,801
12/31/02      15,204            11,087              11,148         11,567
12/31/03      19,180            14,834              15,616         15,971
12/31/04      23,941            17,382              18,772         19,757
12/31/05      25,923            19,255              21,149         22,257
12/31/06      29,163            22,070              24,375         26,757
12/31/07      29,425            22,654              25,740         26,377
06/30/08      25,618            21,175              23,792         24,114



    -----------------------------------------------------------------------
                                     Average Annual Return/4/
                                  (for the period ended 6/30/08)
    -----------------------------------------------------------------------
                                                                  Since
                        6 Months 1 Year  3 Year 5 Year 10 Year Inception/5/
    -----------------------------------------------------------------------
    Lord Abbett
    Mid Cap Value
    Portfolio--
--  Class A             -12.94%  -21.22% 1.49%   9.59%  9.61%    10.05%
    Class B             -13.02%  -21.41% 1.23%   9.31%     --     7.36%
    -----------------------------------------------------------------------
    Russell Midcap
- - Value(R) Index/1/    -8.58%  -17.09% 4.97%  13.00%  8.45%     9.44%
    -----------------------------------------------------------------------
    S&P MidCap(R)
    400/Citigroup
- - Value Index/2/       -6.53%  -13.08% 5.62%  11.65%  7.42%     8.38%
    -----------------------------------------------------------------------
    Russell
--  Midcap(R) Index/3/   -7.57%  -11.19% 6.84%  13.07%  8.10%     8.96%
    -----------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

In the future, the Portfolio's performance will be compared to the Russell MidCap Value(R) Index instead of the Russell MidCap(R) Index. The Portfolio's Adviser believes that the Russell MidCap Value(R) Index better reflects the universe of securities in which the Portfolio invests. The S&P MidCap(R) 400/Citigroup Value Index will continue to be secondary performance benchmark.

/1/The Russell Midcap(R) Value Index is an unmanaged index of common stock prices which measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P MidCap(R) 400/Citigroup Value Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The blended Index is constructed by selecting the stocks in each index with high book-to-price ratios. The Indices do not include fees or expenses and are not available for direct investment.

/3/The Russell Midcap(R) Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $8.328 billion; the median market capitalization was approximately $4.177 billion. The largest company in the Index had a market capitalization of $19.141 billion. The Index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/5/Inception of the Class A shares is 8/20/97. Inception of the Class B shares is 4/3/01. The Russell Midcap(R) Index returns are based on an inception date of 8/20/97. The S&P MidCap(R) 400/Citigroup Value Index returns are based on an inception date of 8/1/97.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
LORD ABBETT MID CAP VALUE PORTFOLIO          ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  870.60       $3.49
  Hypothetical (5% return before expenses)      1,000.00      1,021.13        3.77
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  869.80       $4.65
  Hypothetical (5% return before expenses)      1,000.00      1,019.89        5.02
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75% and 1.00% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


   -----------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   -----------------------------------------------------------------------------

   COMMON STOCKS - 94.7%
   AUTO COMPONENTS - 1.6%
   ArvinMeritor, Inc.(a).............................   196,400 $   2,451,072
   Goodyear Tire & Rubber Co. (The)*.................   237,100     4,227,493
                                                                -------------
                                                                    6,678,565
                                                                -------------
   BEVERAGES - 1.6%
   Coca-Cola Enterprises, Inc........................   372,596     6,445,911
                                                                -------------
   BUILDING PRODUCTS - 0.4%
   Owens Corning, Inc.*(a)...........................    81,400     1,851,850
                                                                -------------
   CHEMICALS - 4.4%
   Chemtura Corp.....................................   517,756     3,023,695
   Eastman Chemical Co.(a)...........................   120,108     8,270,637
   Monsanto Co.......................................    13,690     1,730,963
   Mosaic Co. (The)*.................................    16,627     2,405,927
   Valspar Corp. (The)(a)............................   123,900     2,342,949
                                                                -------------
                                                                   17,774,171
                                                                -------------
   COMMERCIAL BANKS - 0.4%
   Comerica, Inc.(a).................................    14,300       366,509
   Fifth Third Bancorp(a)............................    33,900       345,102
   M&T Bank Corp.(a).................................     8,200       578,428
   Zions Bancorporation(a)...........................    17,900       563,671
                                                                -------------
                                                                    1,853,710
                                                                -------------
   COMMERCIAL SERVICES & SUPPLIES - 3.9%
   Allied Waste Industries, Inc.*....................   474,636     5,989,906
   R.R. Donnelley & Sons Co..........................   334,135     9,920,468
                                                                -------------
                                                                   15,910,374
                                                                -------------
   COMMUNICATIONS EQUIPMENT - 5.8%
   ADC Telecommunications, Inc.*.....................   435,147     6,427,121
   JDS Uniphase Corp.*(a)............................ 1,067,038    12,121,552
   Tellabs, Inc.*(a)................................. 1,062,198     4,939,221
                                                                -------------
                                                                   23,487,894
                                                                -------------
   CONSTRUCTION & ENGINEERING - 0.9%
   KBR, Inc..........................................   111,411     3,889,358
                                                                -------------
   CONTAINERS & PACKAGING - 3.9%
   Ball Corp.........................................   179,322     8,560,832
   Pactiv Corp.*.....................................   342,171     7,264,291
                                                                -------------
                                                                   15,825,123
                                                                -------------
   DISTRIBUTORS - 1.6%
   Genuine Parts Co..................................   161,561     6,410,740
                                                                -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 10.4%
   CenturyTel, Inc...................................   214,872     7,647,294
   Embarq Corp.......................................   304,550    14,396,079
   Qwest Communications International, Inc.(a)....... 2,781,226    10,930,218
   Windstream Corp...................................   778,400     9,605,456
                                                                -------------
                                                                   42,579,047
                                                                -------------

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   ELECTRIC UTILITIES - 2.5%
   Northeast Utilities...............................   406,058 $  10,366,661
                                                                -------------
   ELECTRICAL EQUIPMENT & SERVICES - 0.9%
   Hubbell, Inc. - Class B...........................    96,210     3,835,893
                                                                -------------
   ENERGY EQUIPMENT & SERVICES - 3.8%
   Halliburton Co....................................   178,629     9,479,841
   Transocean, Inc.*.................................    40,883     6,230,160
                                                                -------------
                                                                   15,710,001
                                                                -------------
   FOOD & STAPLES RETAILING - 3.1%
   Kroger Co. (The)..................................   229,011     6,611,548
   Safeway, Inc......................................   208,210     5,944,395
                                                                -------------
                                                                   12,555,943
                                                                -------------
   FOOD PRODUCTS - 2.3%
   Dean Foods Co.*...................................   217,900     4,275,198
   Smithfield Foods, Inc.*(a)........................   255,646     5,082,243
                                                                -------------
                                                                    9,357,441
                                                                -------------
   GAS UTILITIES - 0.5%
   Southwest Gas Corp................................    65,196     1,938,277
                                                                -------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
   Covidien, Ltd.....................................   118,900     5,694,121
                                                                -------------
   HEALTH CARE PROVIDERS & SERVICES - 0.9%
   Healthsouth Corp.*(a).............................   222,182     3,694,887
                                                                -------------
   HOTELS, RESTAURANTS & LEISURE - 1.3%
   Brinker International, Inc........................   284,522     5,377,466
                                                                -------------
   HOUSEHOLD DURABLES - 1.9%
   Snap-On, Inc......................................   147,302     7,661,177
                                                                -------------
   INSURANCE - 4.4%
   ACE, Ltd..........................................    99,688     5,491,812
   Conseco, Inc.*....................................   582,440     5,777,805
   PartnerRe, Ltd.(a)................................    94,070     6,503,059
                                                                -------------
                                                                   17,772,676
                                                                -------------
   INTERNET SOFTWARE & SERVICES - 0.1%
   Openwave Systems, Inc.*(a)........................   183,448       273,338
                                                                -------------
   MACHINERY - 3.9%
   Cummins, Inc......................................    82,110     5,379,847
   Pentair, Inc.(a)..................................    65,200     2,283,304
   Timken Co. (The)..................................   253,269     8,342,681
                                                                -------------
                                                                   16,005,832
                                                                -------------
   MEDIA - 5.6%
   Arbitron, Inc.(a).................................   110,183     5,233,693
   Gannett Co., Inc.(a)..............................   120,800     2,617,736
   Idearc, Inc.(a)...................................   564,800     1,327,280
   Interpublic Group Cos., Inc.*(a).................. 1,417,180    12,187,748
   R.H. Donnelley Corp.*(a)..........................   497,201     1,491,603
                                                                -------------
                                                                   22,858,060
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   MULTI-UTILITIES - 7.6%
   Ameren Corp.(a)...................................   237,511 $  10,030,090
   CMS Energy Corp.(a)...............................   648,276     9,659,312
   NiSource, Inc.(a).................................   640,699    11,481,326
                                                                -------------
                                                                   31,170,728
                                                                -------------
   MULTILINE RETAIL - 1.0%
   Macy's, Inc.......................................   201,489     3,912,916
                                                                -------------
   OIL, GAS & CONSUMABLE FUELS - 3.7%
   EOG Resources, Inc................................    61,838     8,113,146
   Range Resources Corp..............................   108,164     7,089,068
                                                                -------------
                                                                   15,202,214
                                                                -------------
   PAPER & FOREST PRODUCTS - 1.8%
   AbitibiBowater, Inc.(a)...........................   335,218     3,127,584
   MeadWestvaco Corp.................................   172,566     4,113,973
                                                                -------------
                                                                    7,241,557
                                                                -------------
   PHARMACEUTICALS - 5.5%
   King Pharmaceuticals, Inc.*....................... 1,010,960    10,584,751
   Mylan, Inc.*(a)...................................   985,344    11,893,102
                                                                -------------
                                                                   22,477,853
                                                                -------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
   Marvell Technology Group, Ltd.*...................    27,500       485,650
                                                                -------------
   SOFTWARE - 4.3%
   McAfee, Inc.*.....................................   352,351    11,990,505
   Sybase, Inc.*.....................................   183,448     5,397,040
                                                                -------------
                                                                   17,387,545
                                                                -------------
   SPECIALTY RETAIL - 2.3%
   Foot Locker, Inc..................................   354,273     4,410,699
   OfficeMax, Inc.(a)................................   354,258     4,924,186
                                                                -------------
                                                                    9,334,885
                                                                -------------
   TRADING COMPANIES & DISTRIBUTORS - 0.9%
   W.W. Grainger, Inc.(a)............................    43,303     3,542,185
                                                                -------------
   Total Common Stocks (Cost $482,547,158)                        386,564,049
                                                                -------------

      --------------------------------------------------------------------
      SECURITY                                      PAR         VALUE
      DESCRIPTION                                  AMOUNT      (NOTE 2)
      --------------------------------------------------------------------

      SHORT-TERM INVESTMENTS - 24.2%
      State Street Bank & Trust Co.,
        Repurchase Agreement, dated
        06/30/08 at 1.10% to be repurchased
        at $19,753,604 on 07/01/08
        collateralized by $19,100,000 FHLMC
        at 5.000% due 07/15/14 with a value
        of $20,150,500.......................... $19,753,000 $ 19,753,000
      State Street Navigator Securities Lending
        Prime Portfolio(b)......................  78,875,961   78,875,961
                                                             ------------
      Total Short-Term Investments
      (Cost $98,628,961)                                       98,628,961
                                                             ------------

      TOTAL INVESTMENTS - 118.9%
      (Cost $581,176,119)                                     485,193,010
                                                             ------------

      Other Assets and Liabilities (net) - (18.9)%            (77,144,874)
                                                             ------------

      TOTAL NET ASSETS - 100.0%                              $408,048,136
                                                             ============

PORTFOLIO FOOTNOTES:

* Non-Income Producing Security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $406,317,049              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $406,317,049              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


LORD ABBETT MID CAP VALUE PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $386,564,049
   Repurchase Agreement                                                        19,753,000
   Cash                                                                               631
   Collateral for securities on loan                                           78,875,961
   Receivable for investments sold                                              2,446,815
   Receivable for Trust shares sold                                               193,025
   Dividends receivable                                                           566,619
   Interest receivable                                                                604
                                                                             ------------
       Total assets                                                           488,400,704
                                                                             ------------
LIABILITIES
   Payables for:
       Investments purchased                                                      579,308
       Trust shares redeemed                                                      396,622
       Distribution and services fees--Class B                                     75,783
       Collateral for securities on loan                                       78,875,961
       Management fee (Note 3)                                                    250,659
       Administration fee                                                           2,338
       Custodian and accounting fees                                               41,506
   Accrued expenses                                                               130,391
                                                                             ------------
       Total liabilities                                                       80,352,568
                                                                             ------------
NET ASSETS                                                                   $408,048,136
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $494,760,775
   Accumulated net realized gain                                                6,597,656
   Unrealized depreciation on investments                                     (95,983,109)
   Undistributed net investment income                                          2,672,814
                                                                             ------------
       Total                                                                 $408,048,136
                                                                             ============
NET ASSETS
   Class A                                                                   $ 59,897,190
                                                                             ============
   Class B                                                                    348,150,946
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                      4,057,488
                                                                             ============
   Class B                                                                     23,858,722
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $      14.76
                                                                             ============
   Class B                                                                          14.59
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $482,547,158

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

LORD ABBETT MID CAP VALUE PORTFOLIO
INVESTMENT INCOME
    Dividends                                                      $  4,188,973
    Interest (1)                                                        575,541
                                                                   ------------
       Total investment income                                        4,764,514
                                                                   ------------
EXPENSES
    Management fee (Note 3)                                           1,468,760
    Administration fees                                                  14,817
    Deferred expense reimbursement                                       34,470
    Custodian and accounting fees                                         9,821
    Distribution and services fees--Class B                             463,539
    Audit                                                                21,323
    Legal                                                                 9,853
    Trustee fees and expenses                                             7,957
    Shareholder reporting                                                54,770
    Insurance                                                             3,046
    Other                                                                 5,984
                                                                   ------------
       Total expenses                                                 2,094,340
       Less broker commission recapture                                  (2,649)
                                                                   ------------
    Net expenses                                                      2,091,691
                                                                   ------------
    Net investment income                                             2,672,823
                                                                   ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on:
       Investments                                                    7,274,061
                                                                   ------------
    Net realized gain on investments                                  7,274,061
                                                                   ------------
    Net change in unrealized depreciation on:
       Investments                                                  (73,686,655)
                                                                   ------------
    Net change in unrealized depreciation on investments            (73,686,655)
                                                                   ------------
    Net realized and change in unrealized loss on investments       (66,412,594)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(63,739,771)
                                                                   ============

--------------------------------------------------------------------------------
(1)Interest income includes securities lending income of:          $    462,941

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


LORD ABBETT MID CAP VALUE PORTFOLIO
                                                                         Period Ended    Year Ended
                                                                         June 30, 2008  December 31,
                                                                          (Unaudited)       2007
                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  2,672,823  $   2,777,399
   Net realized gain on investments                                         7,274,061     75,520,641
   Net change in unrealized depreciation on investments                   (73,686,655)   (93,652,716)
                                                                         ------------  -------------
   Net decrease in net assets resulting from operations                   (63,739,771)   (15,354,676)
                                                                         ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (463,642)      (919,253)
     Class B                                                               (1,876,177)    (1,700,310)
   From net realized gains
     Class A                                                               (8,667,429)   (12,989,354)
     Class B                                                              (49,697,782)   (35,848,627)
                                                                         ------------  -------------
   Net decrease in net assets resulting from distributions                (60,705,030)   (51,457,544)
                                                                         ------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTES 4)
   Proceeds from shares sold
     Class A                                                                  415,417      3,393,270
     Class B                                                               22,059,729    201,392,802
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                9,131,071     13,908,607
     Class B                                                               51,573,959     37,548,937
   Cost of shares repurchased
     Class A                                                               (8,044,507)   (24,914,484)
     Class B                                                              (42,557,839)  (101,197,613)
                                                                         ------------  -------------
   Net increase in net assets from capital share transactions              32,577,830    203,604,877
                                                                         ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (91,866,971)   136,792,657
   Net assets at beginning of period                                      499,915,107    363,122,450
                                                                         ------------  -------------
   Net assets at end of period                                           $408,048,136  $ 499,915,107
                                                                         ============  =============
   Net assets at end of period includes undistributed net investment
       income                                                            $  2,672,814  $   2,339,811
                                                                         ============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                              CLASS A
LORD ABBETT MID CAP VALUE PORTFOLIO                ----------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008    -----------------------------------------
                                                    (UNAUDITED)        2007     2006    2005    2004      2003
                                                   --------------   ------     ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 19.70       $22.79     $22.47  $21.64  $17.80  $14.41
                                                      -------       ------     ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................       0.12         0.16       0.17    0.19    0.17    0.15
Net Realized/Unrealized Gain (Loss) on Investments      (2.54)        0.33       2.44    1.60    4.25    3.62
                                                      -------       ------     ------  ------  ------  ------
Total from Investment Operations..................      (2.42)        0.49       2.61    1.79    4.42    3.77
                                                      -------       ------     ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.13)       (0.24)     (0.17)  (0.13)  (0.10)  (0.11)
Distributions from Net Realized Capital Gains.....      (2.39)       (3.34)     (2.12)  (0.83)  (0.48)  (0.27)
                                                      -------       ------     ------  ------  ------  ------
Total Distributions...............................      (2.52)       (3.58)     (2.29)  (0.96)  (0.58)  (0.38)
                                                      -------       ------     ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD....................    $ 14.76       $19.70     $22.79  $22.47  $21.64  $17.80
                                                      =======       ======     ======  ======  ======  ======
TOTAL RETURN                                           (12.94)%       0.90%     12.49%   8.28%  24.82%  26.15%
Ratio of Expenses to Average Net Assets After
  Reimbursements**................................       0.73 %*      0.73%      0.77%   0.76%   0.78%   0.83%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.75 %*(b)   0.75%(b)   0.78%   0.76%    N/A    0.82%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.43 %*      0.74%      0.80%   0.86%   0.86%   0.98%
Portfolio Turnover Rate...........................       10.4 %       38.4%      27.8%   26.2%   19.7%   18.8%
Net Assets, End of Period (in millions)...........    $  59.9       $ 77.1     $ 96.8  $113.3  $125.1  $ 90.8

                                                                              CLASS B
                                                   ----------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008    -----------------------------------------
                                                    (UNAUDITED)        2007     2006    2005    2004      2003
                                                   --------------   ------     ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 19.48       $22.56     $22.28  $21.48  $17.70  $14.35
                                                      -------       ------     ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................       0.10         0.11       0.12    0.14    0.12    0.11
Net Realized/Unrealized Gain (Loss) on Investments      (2.51)        0.31       2.40    1.59    4.22    3.60
                                                      -------       ------     ------  ------  ------  ------
Total from Investment Operations..................      (2.41)        0.42       2.52    1.73    4.34    3.71
                                                      -------       ------     ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.09)       (0.16)     (0.12)  (0.10)  (0.08)  (0.09)
Distributions from Net Realized Capital Gains.....      (2.39)       (3.34)     (2.12)  (0.83)  (0.48)  (0.27)
                                                      -------       ------     ------  ------  ------  ------
Total Distributions...............................      (2.48)       (3.50)     (2.24)  (0.93)  (0.56)  (0.36)
                                                      -------       ------     ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD....................    $ 14.59       $19.48     $22.56  $22.28  $21.48  $17.70
                                                      =======       ======     ======  ======  ======  ======
TOTAL RETURN                                           (13.02)%       0.60%     12.18%   8.05%  24.50%  25.87%
Ratio of Expenses to Average Net Assets After
  Reimbursements**................................       0.98 %*      0.98%      1.02%   1.01%   1.03%   1.08%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       1.00 %*(b)   1.01%(b)   1.03%   1.02%    N/A    1.06%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.19 %*      0.53%      0.56%   0.62%   0.60%   0.73%
Portfolio Turnover Rate...........................       10.4 %       38.4%      27.8%   26.2%   19.7%   18.8%
Net Assets, End of Period (in millions)...........    $ 348.2       $422.8     $266.4  $229.0  $179.1  $100.0

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Lord Abbett Mid Cap Value Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $1,468,760          0.70%   First $200 Million

                                  0.65%   $200 Million to $500 Million

                                 0.625%   Over $500 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

On April 27, 2007, the Lord Abbett America's Value Portfolio was acquired by the Portfolio and Lord Abbett Bond Debenture Portfolio as described in Note 8. As a result of the acquisition, the Manager was entitled to a subsidy amount of $193,409. The Manager received $90,000 of such subsidy amount during the year ended December 31, 2007, and $34,470 of such subsidy amount during the period ended June 30, 2008.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                  Shares Issued
                                  in Connection                           Net Increase
                                      with                                 (Decrease)
             Beginning             Acquisition                             in Shares     Ending
              Shares      Sales     (Note 8)    Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ------------- ----------- ------------ ----------

 Class A

 6/30/2008    3,914,840    24,051          --       586,830     (468,233)    142,648    4,057,488
 12/31/2007   4,246,195   156,716          --       650,239   (1,138,310)   (331,355)   3,914,840

 Class B

 6/30/2008   21,700,789 1,337,256          --     3,351,134   (2,530,457)  2,157,933   23,858,722
 12/31/2007  11,806,013 9,403,803   3,426,929     1,771,176   (4,707,132)  9,894,776   21,700,789

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $44,385,282         $--        $78,280,322

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $581,176,119 $26,420,842  $(122,403,951)  $(95,983,109)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $89,030,275 $78,875,961 $13,434,804 $92,310,765

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

        Ordinary Income    Long-Term Capital Gain           Total
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
     ---------- ---------- ----------- ----------- ----------- -----------

     $4,525,861 $4,166,592 $46,931,683 $30,363,555 $51,457,544 $34,530,147

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed      Net
     Ordinary      Long-Term     Unrealized
      Income         Gain      (Depreciation) Loss Carryforwards    Total
   ------------- ------------- -------------- ------------------ -----------

    $13,402,292   $47,302,691   $(22,972,821)        $--         $37,732,162

8. ACQUISITIONS

As of the close of business on April 27, 2007, Lord Abbett Mid-Cap Value Portfolio ("Mid-Cap") acquired 73% of the net assets of Lord Abbett America's Value Portfolio ("America"), a series of Met Investors Series Trust, pursuant to a plan of reorganization approved by America shareholders on April 24, 2007. The acquisition was accomplished by a taxable exchange of 3,426,929 Class B shares of Mid-Cap (valued at $73.5 Million) in exchange for 4,787,094 Class B shares of America outstanding on April 27, 2007. The aggregate Class B net assets of Mid-Cap and America immediately before the acquisition were $267,841,421 and $73,473,358, respectively. The aggregate Class B net assets of Mid-Cap immediately after the acquisition were $341,314,779.

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
MET/AIM CAPITAL APPRECIATION PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------



PORTFOLIO OVERVIEW:

For the six months ended June 30, 2008, the Portfolio had a return of (11.39)% and (11.42)% for Class A and E Shares, respectively, performing in-line with the (11.91)% and (9.06)% return of the S&P 500(R) Index/1/ and Russell 1000(R) Growth Index/2/ on a net basis.

The Portfolio outperformed the S&P 500(R) Index in several sectors, including financials, materials and industrials. The Portfolio outperformed by the widest margin in the financials sector, driven by both stock selection and an underweight position. Many financials stocks faced selling pressure due to renewed concerns about the ongoing credit crisis.

Some of this outperformance was offset by undeperformance in several sectors, including health care, information technology and consumer discretionary. The Portfolio underperformed by the widest margin in the health care sector. Underperformance in this sector was driven by both stock selection and an overweight position.

In February, a new management team took over management responsibilities for the Portfolio. This new team made a number of changes to Portfolio positioning during the period. The most significant additions included increasing exposure in the consumer staples, energy, materials and industrials sectors. The most significant reductions included decreasing exposure in more economically sensitive sectors including information technology, consumer discretionary and financials, as well as health care.

These Portfolio changes resulted in a positioning that is expected to benefit from moderate global economic growth, while maintaining significant exposure to defensive growth stocks as the economic cycle shows signs of maturing. At the close of the period, the Portfolio was overweight in the industrials, materials, consumer staples and energy sectors. The Portfolio was underweight in the financials, consumer discretionary, utilities, information technology, health care and telecom sectors.

ECONOMIC OVERVIEW & OUTLOOK:

Major U.S. equity markets finished the second quarter in negative territory as concerns about the credit markets, weakness in the housing market and a deteriorating outlook for corporate earnings continued to weigh heavily on investor sentiment. Mid and small caps, as represented by the Russell Midcap(R) Index/3/ and the Russell 2000(R) Index,/4/ outperformed large caps, as represented by the Russell Top 200(R) Index./5/ In terms of investment style, growth stocks outperformed value stocks, as represented by the Russell 3000(R) Growth Index/6/ and the Russell 3000(R) Value Index,/7/ respectively.

Most sectors of the U.S. stock market had negative returns during the quarter, as measured by the S&P 500(R) Index. The energy sector had the highest performance with a return of 17.31%. Other sectors with positive returns included utilities, materials and information technology. Financials, industrials and consumer discretionary had the lowest performance with returns of (18.32)%, (10.11)% and (7.80)%,

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock prices times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees and expenses and is not available for direct investment.

/2/ The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forcasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Russell Midcap(R) Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $8.328 billion; the median market capitalization was approximately $4.177 billion. The largest company in the Index had a market capitalization of $19.141 billion. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Russell 2000(R) Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $1.125 billion; the median market capitalization was approximately $520 million. The largest company in the index had a market capitalization of $2.751 billion. The index does not include fees or expenses and is not available for direct investment.


/5/ The Russell Top 200(R) Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200(R) Index is a subset of the Russell 3000(R) Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Russell 3000(R) Growth Index is an unmanaged index which measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/7/ The Russell 3000(R) Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/8/ The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/AIM CAPITAL APPRECIATION PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

respectively. Foreign stocks, as measured by the MSCI EAFE(R) Index, also had negative returns, as investors feared the credit crisis would spread globally. The MSCI EAFE Index returned (2.25)% for the quarter versus the (2.72)% return of the S&P 500(R) Index.

LANNY SACHNOWITZ, Senior Portfolio Manager
KIRK ANDERSON, Portfolio Manager
GABE BIRDSALL, Portfolio Manager
ROB LLOYD, Portfolio Manager
Assisted by the Large/Multi-Cap Growth Team
INVESCO A I M CAPITAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                  Percent of
                   Description                    Net Assets
                   -----------------------------------------
                   National-Oilwell Varco, Inc.     2.88%
                   -----------------------------------------
                   Procter & Gamble Co. (The)       2.76%
                   -----------------------------------------
                   Microsoft Corp.                  2.72%
                   -----------------------------------------
                   McDermott International, Inc.    2.70%
                   -----------------------------------------
                   Occidental Petroleum Corp.       2.70%
                   -----------------------------------------
                   Colgate-Palmolive Co.            2.61%
                   -----------------------------------------
                   Exxon Mobil Corporation          2.57%
                   -----------------------------------------
                   PepsiCo, Inc.                    2.47%
                   -----------------------------------------
                   Monsanto Co.                     2.30%
                   -----------------------------------------
                   Accenture, Ltd. - Class A        2.14%
                   -----------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Industrials                      24.7%
Non-Cyclical                     28.7%
Technology                        7.1%
Communications                    6.2%
Energy                           18.5%
Financials                        3.1%
Cyclical                          1.6%
Basic Materials                  10.1%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/AIM CAPITAL APPRECIATION PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


               MET/AIM CAPITAL APPRECIATION PORTFOLIO MANAGED BY
   INVESCO AIM CAPITAL MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/ AND RUSSELL
                            1000(R) GROWTH INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                       Met/AIM
                     Appreciation    S&P/(R)/ 500       Russell 1000/(R)/
                       Portfolio       Index/1/          Growth Index/2/
                       ---------       --------          ---------------
    10/31/1997          $10,000        $10,000             $10,000
    10/31/1998            9,721         12,199              12,464
    10/31/1999           12,872         15,331              16,733
    10/31/2000           17,574         16,265              18,294
    10/31/2001            9,954         12,214              10,986
    10/31/2002            8,784         10,369               8,830
    10/31/2003           10,522         12,526              10,756
    10/31/2004           10,904         13,705              11,120
    10/31/2005           12,154         14,900              12,099
    10/31/2006           13,270         17,335              13,411
    12/31/2006           13,605         17,912              13,723
    12/31/2007           15,227         18,896              15,344
    06/30/2008           13,492         16,645              13,954


    ------------------------------------------------------------------------
                                      Average Annual Return/3/
                                   (for the period ended 6/30/08)
    ------------------------------------------------------------------------
                                                                   Since
                         6 Months 1 Year  3 Year 5 Year 10 Year Inception/4/
    ------------------------------------------------------------------------
    Met/AIM Capital
    Appreciation
    Portfolio--
--  Class A              -11.39%   -9.60% 5.67%  7.38%   2.12%     4.33%
    Class E              -11.42%   -9.75%    --     --      --    -6.58%
    ------------------------------------------------------------------------
- - S&P 500(R) Index/1/  -11.91%  -13.12% 4.41%  7.58%   2.88%     8.26%
    ------------------------------------------------------------------------
    Russell 1000(R)
--  Growth Index/2/       -9.06%   -5.95% 5.91%  7.32%   0.96%     6.65%
    ------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock prices times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees and expenses and is not available for direct investment.

/2/The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forcasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/4/Inception date of Class A shares is 10/10/1995. Inception date of Class E shares is 4/28/2007. Index returns are based on an inception date of 10/1/1995.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
MET/AIM CAPITAL APPRECIATION PORTFOLIO       ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  886.10       $3.80
  Hypothetical (5% return before expenses)      1,000.00      1,020.84        4.07
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  885.80       $4.50
  Hypothetical (5% return before expenses)      1,000.00      1,020.09        4.82
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.81% and 0.96% for the Class A and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  COMMON STOCKS - 97.2%
  AEROSPACE & DEFENSE - 10.0%
  General Dynamics Corp.(a).........................      36,833 $   3,101,339
  Honeywell International, Inc......................      41,089     2,065,955
  Lockheed Martin Corp..............................       9,396       927,009
  Precision Castparts Corp..........................      37,058     3,571,279
  Raytheon Co.(a)...................................      50,520     2,843,266
  Rockwell Collins, Inc.............................      15,128       725,539
  Spirit Aerosystems Holdings, Inc.*(a).............     121,802     2,336,162
  Teledyne Technologies, Inc.*(a)...................       3,180       155,152
  United Technologies Corp..........................      47,920     2,956,664
                                                                 -------------
                                                                    18,682,365
                                                                 -------------
  AUTO COMPONENTS - 0.9%
  BorgWarner, Inc.(a)...............................      24,474     1,086,156
  Johnson Controls, Inc.(a).........................      20,406       585,244
                                                                 -------------
                                                                     1,671,400
                                                                 -------------
  BEVERAGES - 5.2%
  Coca-Cola Co......................................      73,341     3,812,265
  Hansen Natural Corp.*(a)..........................      43,269     1,247,012
  PepsiCo, Inc......................................      72,364     4,601,627
                                                                 -------------
                                                                     9,660,904
                                                                 -------------
  BIOTECHNOLOGY - 1.8%
  Genentech, Inc.*..................................      12,888       978,199
  Gilead Sciences, Inc.*............................      43,083     2,281,245
                                                                 -------------
                                                                     3,259,444
                                                                 -------------
  CHEMICALS - 5.3%
  Monsanto Co.......................................      33,794     4,272,913
  Mosaic Co. (The)*.................................      25,900     3,747,730
  Potash Corp. of Saskatchewan, Inc.................       7,863     1,797,246
                                                                 -------------
                                                                     9,817,889
                                                                 -------------
  COMMUNICATIONS EQUIPMENT - 3.0%
  Cisco Systems, Inc.*..............................     132,650     3,085,439
  Nokia Oyj (ADR)...................................      79,849     1,956,300
  Research In Motion, Ltd.*.........................       5,082       594,086
                                                                 -------------
                                                                     5,635,825
                                                                 -------------
  COMPUTERS & PERIPHERALS - 1.1%
  Apple, Inc.*......................................       5,416       906,855
  Seagate Technology(a).............................      59,329     1,134,964
                                                                 -------------
                                                                     2,041,819
                                                                 -------------
  CONSTRUCTION & ENGINEERING - 3.9%
  Chicago Bridge & Iron Co. N.V.....................      18,649       742,603
  Fluor Corp........................................      10,306     1,917,740
  Foster Wheeler, Ltd.*.............................      50,104     3,665,108
  Jacobs Engineering Group, Inc.*...................      12,525     1,010,768
                                                                 -------------
                                                                     7,336,219
                                                                 -------------
  ELECTRICAL EQUIPMENT - 2.4%
  ABB, Ltd.*........................................     105,950     2,993,585
  Emerson Electric Co...............................      26,696     1,320,117
  Woodward Governor Co..............................       2,604        92,859
                                                                 -------------
                                                                     4,406,561
                                                                 -------------

  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
  Trimble Navigation, Ltd.*(a)......................      17,273 $     616,646
                                                                 -------------
  ENERGY EQUIPMENT & SERVICES - 9.2%
  Baker Hughes, Inc.................................      31,310     2,734,615
  Cameron International Corp.*......................      45,387     2,512,170
  National-Oilwell Varco, Inc.*.....................      60,339     5,353,276
  Schlumberger, Ltd.................................      28,325     3,042,955
  Transocean, Inc.(a)...............................      22,891     3,488,360
                                                                 -------------
                                                                    17,131,376
                                                                 -------------
  FOOD & STAPLES RETAILING - 1.5%
  Kroger Co.(a).....................................      98,199     2,835,005
                                                                 -------------
  FOOD PRODUCTS - 1.6%
  Kellogg Co........................................      60,942     2,926,435
                                                                 -------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
  Baxter International, Inc.........................      55,130     3,525,012
  Becton, Dickinson & Co............................      26,543     2,157,946
  St. Jude Medical, Inc.*...........................      48,398     1,978,510
                                                                 -------------
                                                                     7,661,468
                                                                 -------------
  HEALTH CARE PROVIDERS & SERVICES - 1.4%
  Express Scripts, Inc.*............................      24,241     1,520,396
  Quest Diagnostics, Inc.(a)........................      20,471       992,229
                                                                 -------------
                                                                     2,512,625
                                                                 -------------
  HOUSEHOLD DURABLES - 0.9%
  Garmin, Ltd.(a)...................................      37,288     1,597,418
                                                                 -------------
  HOUSEHOLD PRODUCTS - 6.9%
  Clorox Co.........................................      53,478     2,791,552
  Colgate-Palmolive Co..............................      70,274     4,855,933
  Procter & Gamble Co. (The)........................      84,495     5,138,141
                                                                 -------------
                                                                    12,785,626
                                                                 -------------
  INDUSTRIAL CONGLOMERATES - 2.7%
  McDermott International, Inc.*....................      81,282     5,030,543
                                                                 -------------
  INSURANCE - 3.1%
  ACE, Ltd..........................................      42,455     2,338,846
  Assurant, Inc.....................................      15,028       991,247
  Chubb Corp. (The).................................      48,301     2,367,232
                                                                 -------------
                                                                     5,697,325
                                                                 -------------
  INTERNET SOFTWARE & SERVICES - 0.7%
  Google, Inc. - Class A*...........................       2,592     1,364,481
                                                                 -------------
  IT SERVICES - 2.6%
  Accenture, Ltd. - Class A.........................      97,596     3,974,109
  Cognizant Technology Solutions Corp. - Class A*(a)      27,509       894,318
                                                                 -------------
                                                                     4,868,427
                                                                 -------------
  MACHINERY - 2.1%
  FANUC, Ltd........................................      14,200     1,383,547
  Joy Global, Inc...................................       5,276       402,855
  Komatsu, Ltd......................................      79,264     2,203,959
                                                                 -------------
                                                                     3,990,361
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  -------------------------------------------------------------------------------
                                                                       VALUE
  SECURITY DESCRIPTION                                 SHARES         (NOTE 2)
  -------------------------------------------------------------------------------

  MARINE - 1.6%
  Mitsui O.S.K. Lines, Ltd..........................     106,000    $   1,522,324
  Nippon Yusen KK...................................     152,000        1,458,488
                                                                    -------------
                                                                        2,980,812
                                                                    -------------
  METALS & MINING - 4.5%
  BHP Billiton, Ltd.................................      45,099        1,916,235
  Companhia Vale do Rio Doce (ADR)..................      23,081          826,762
  Rio Tinto Plc.....................................      20,392        2,498,787
  Titanium Metals Corp.(a)..........................      32,169          450,044
  Xstrata Plc.......................................      34,396        2,732,021
                                                                    -------------
                                                                        8,423,849
                                                                    -------------
  OIL, GAS & CONSUMABLE FUELS - 8.8%
  CONSOL Energy, Inc.(a)............................      12,878        1,447,101
  Exxon Mobil Corp..................................      54,165        4,773,562
  Marathon Oil Corp.................................      36,459        1,891,128
  Occidental Petroleum Corp.........................      55,893        5,022,545
  Peabody Energy Corp.(a)...........................      12,356        1,087,946
  Valero Energy Corp................................      50,402        2,075,554
                                                                    -------------
                                                                       16,297,836
                                                                    -------------
  PERSONAL PRODUCTS - 0.1%
  Chattem, Inc.*(a).................................       4,223          274,706
                                                                    -------------
  PHARMACEUTICALS - 2.5%
  Johnson & Johnson.................................      52,596        3,384,027
  Shire, Ltd........................................      80,230        1,314,049
                                                                    -------------
                                                                        4,698,076
                                                                    -------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
  NVIDIA Corp.*.....................................      32,327          605,161
                                                                    -------------
  SOFTWARE - 5.5%
  Adobe Systems, Inc.*..............................      59,666        2,350,244
  Amdocs, Ltd.*.....................................      50,709        1,491,859
  Autodesk, Inc.*(a)................................      38,005        1,284,949
  Microsoft Corp....................................     184,149        5,065,939
                                                                    -------------
                                                                       10,192,991
                                                                    -------------
  TEXTILES, APPAREL & LUXURY GOODS - 0.7%
  NIKE, Inc. - Class B..............................      21,395        1,275,356
                                                                    -------------
  TOBACCO - 0.7%
  UST, Inc.(a)......................................      23,446        1,280,386
                                                                    -------------
  WIRELESS TELECOMMUNICATION SERVICES - 1.8%
  China Mobile (Hong Kong), Ltd.....................      99,039        1,325,421
  KDDI Corp.........................................         316        1,956,274
                                                                    -------------
                                                                        3,281,695
                                                                    -------------
  Total Common Stocks
  (Cost $172,605,143)                                                 180,841,030
                                                                    -------------

     ----------------------------------------------------------------------
     SECURITY                                       PAR          VALUE
     DESCRIPTION                                   AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 14.9%
     State Street Bank & Trust Co.,
       Repurchase Agreement
       dated 06/30/08 at 1.100% to be
       repurchased at $6,537,200
       on 07/01/08 collateralized by
       $6,510,000 FNMA at
       6.300% due 02/26/27
       with a value of $6,672,750.............. $  6,537,000 $   6,537,000
     State Street Navigator Securities Lending
       Prime Portfolio(b)......................   21,193,845    21,193,845
                                                             -------------
     Total Short-Term Investments
     (Cost $27,730,845)                                         27,730,845
                                                             -------------

     TOTAL INVESTMENTS - 112.1%
     (Cost $200,335,988)                                       208,571,875
                                                             -------------

     Other Assets and Liabilities (net) - (12.1)%              (22,579,858)
                                                             -------------

     TOTAL NET ASSETS - 100.0%                               $ 185,992,017
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $ 166,073,340             $ 0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      21,304,690               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $187,378,030              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

MET/AIM CAPITAL APPRECIATION PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $180,841,030
   Repurchase Agreement                                                         6,537,000
   Cash                                                                               538
   Cash denominated in foreign currencies**                                        75,636
   Collateral for securities on loan                                           21,193,845
   Receivable for investments sold                                                214,978
   Receivable for Trust shares sold                                               258,211
   Dividends receivable                                                           137,592
   Interest receivable                                                                200
                                                                             ------------
       Total assets                                                           209,259,030
                                                                             ------------
LIABILITIES
   Payables for:
       Investments purchased                                                      783,470
       Trust shares redeemed                                                    1,005,578
       Distribution and services fees--Class E                                      2,246
       Collateral for securities on loan                                       21,193,845
       Management fee (Note 3)                                                    119,747
       Administration fee                                                           1,165
       Custodian and accounting fees                                                3,850
   Accrued expenses                                                               157,112
                                                                             ------------
       Total liabilities                                                       23,267,013
                                                                             ------------
NET ASSETS                                                                   $185,992,017
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $208,481,029
   Accumulated net realized loss                                              (28,801,793)
   Unrealized appreciation on investments and foreign currency                  8,242,175
   Distribution in excess of net investment income                             (1,929,394)
                                                                             ------------
       Total                                                                 $185,992,017
                                                                             ============
NET ASSETS
   Class A                                                                   $168,503,359
                                                                             ============
   Class E                                                                     17,488,658
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     16,013,291
                                                                             ============
   Class E                                                                      1,688,024
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $      10.52
                                                                             ============
   Class E                                                                          10.36
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $172,605,143
**Cost of cash denominated in foreign currencies                                   74,781

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

MET/AIM CAPITAL APPRECIATION PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                                      $    858,137
    Interest (2)                                                                            108,860
                                                                                       ------------
       Total investment income                                                              966,997
                                                                                       ------------
EXPENSES
    Management fee (Note 3)                                                                 761,529
    Administration fees                                                                       7,638
    Custodian and accounting fees                                                            14,561
    Distribution and services fees--Class E                                                  13,475
    Audit                                                                                    20,022
    Legal                                                                                    11,117
    Trustee fees and expenses                                                                 7,957
    Shareholder reporting                                                                    12,550
    Other                                                                                     5,086
                                                                                       ------------
       Total expenses                                                                       853,935
       Less management fee waiver                                                           (24,574)
       Less broker commission recapture                                                     (21,662)
                                                                                       ------------
    Net expenses                                                                            807,699
                                                                                       ------------
    Net investment income                                                                   159,298
                                                                                       ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain on:
       Investments                                                                        1,191,871
       Foreign currency                                                                       5,164
                                                                                       ------------
    Net realized gain on investments and foreign currency                                 1,197,035
                                                                                       ------------
    Net change in unrealized appreciation (depreciation) on:
       Investments                                                                      (27,316,232)
       Foreign currency                                                                       4,012
                                                                                       ------------
    Net change in unrealized depreciation on investments and foreign currency           (27,312,220)
                                                                                       ------------
    Net realized and change in unrealized loss on investments and foreign currency      (26,115,185)
                                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $(25,955,887)
                                                                                       ============

----------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                             $      8,040
(2)Interest income includes securities lending income of:                                    54,257

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

MET/AIM CAPITAL APPRECIATION PORTFOLIO
                                                                         Period Ended   Year Ended
                                                                         June 30, 2008 December 31,
                                                                          (Unaudited)      2007
                                                                         ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $    159,298  $    144,640
   Net realized gain on investments and foreign currency                    1,197,035    11,292,543
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                   (27,312,220)   12,785,887
                                                                         ------------  ------------
   Net increase (decrease) in net assets resulting from operations        (25,955,887)   24,223,070
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                               (3,098,057)     (177,306)
     Class E                                                                 (298,328)           --
   From net realized gains
     Class A                                                                      (16)     (486,768)
     Class E                                                                       --            --
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                 (3,396,401)     (664,074)
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                9,548,468    43,159,342
     Class E                                                                1,314,844    23,151,059
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                3,098,073       664,074
     Class E                                                                  298,328            --
   Cost of shares repurchased
     Class A                                                              (28,278,247)  (54,036,490)
     Class E                                                               (2,264,929)   (3,186,676)
                                                                         ------------  ------------
   Net increase (decrease) in net assets from capital share
       transactions                                                       (16,283,463)    9,751,309
                                                                         ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (45,635,751)   33,310,305
   Net assets at beginning of period                                      231,627,768   198,317,463
                                                                         ------------  ------------
   Net assets at end of period                                           $185,992,017  $231,627,768
                                                                         ============  ============
   Net assets at end of period includes undistributed (distributions
       in excess of) net investment income                               $ (1,929,394) $  1,307,693
                                                                         ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                CLASS A
MET/AIM CAPITAL APPRECIATION PORTFOLIO   ------------------------------------------------------------------------------------
                                         FOR THE PERIOD   FOR THE       FOR THE
                                             ENDED       YEAR ENDED   PERIOD ENDED         FOR THE YEARS ENDED OCTOBER 31
                                         JUNE 30, 2008  DECEMBER 31,  DECEMBER 31,   ----------------------------------------
                                          (UNAUDITED)       2007        2006(C)         2006       2005      2004++     2003++
                                         -------------- ------------  ------------   ------     ------     ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 12.08        $10.83        $12.04      $11.11     $ 9.98     $ 9.63      $ 8.04
                                            -------        ------        ------      ------     ------     ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............       0.01 (a)      0.01 (a)      0.00 +(a)   0.01 (a)   0.04 (a)  (0.02)      (0.02)
Net Realized/Unrealized Gain (Loss) on
  Investments...........................      (1.38)         1.28          0.31        1.01       1.10       0.37        1.61
                                            -------        ------        ------      ------     ------     ------      ------
Total from Investment Operations........      (1.37)         1.29          0.31        1.02       1.14       0.35        1.59
                                            -------        ------        ------      ------     ------     ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....      (0.19)        (0.01)        (0.02)      (0.02)     (0.01)        --          --
Distributions from Net Realized Capital
  Gains.................................      (0.00)+       (0.03)        (1.50)      (0.07)        --         --          --
                                            -------        ------        ------      ------     ------     ------      ------
Total Distributions.....................      (0.19)        (0.04)        (1.52)      (0.09)     (0.01)        --          --
                                            -------        ------        ------      ------     ------     ------      ------
NET ASSET VALUE, END OF PERIOD..........    $ 10.52        $12.08        $10.83      $12.04     $11.11     $ 9.98      $ 9.63
                                            =======        ======        ======      ======     ======     ======      ======
TOTAL RETURN                                 (11.39)%       11.92%         2.52%       9.18%     11.47%      3.63 %     19.78 %
Ratio of Expenses to Average Net Assets
  After Reimbursement...................       0.81 %*       0.82%         0.88%*      0.92%      0.85%      0.85 %(b)   0.85 %
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......       0.83 %*       0.86%         0.93%*       N/A        N/A        N/A         N/A
Ratio of Net Investment Income (Loss)
  to Average Net Assets.................       0.18 %*       0.08%         0.09%*      0.11%      0.34%     (0.18)%     (0.25)%
Portfolio Turnover Rate.................       66.8 %        70.4%         12.4%      113.0%      83.0%      71.0 %      49.0 %
Net Assets, End of Period (in millions).    $ 168.5        $210.8        $198.3      $  202     $  238     $  234      $  178

*  Annualized
+  Rounds to less than $0.005 per share
++ Audited by other Independent Registered Public Accounting Firm.
N/A Not Applicable
(a) Per share amount based on average shares outstanding during the period.
(b) The investment manager waived a portion of its management fee for the period.
(c) Fiscal Year End changed on November 1, 2006 from October 31 to December 31.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                            CLASS E
MET/AIM CAPITAL APPRECIATION PORTFOLIO                            ------------------------
                                                                  FOR THE PERIOD   FOR THE
                                                                      ENDED       YEAR ENDED
                                                                  JUNE 30, 2008  DECEMBER 31,
                                                                   (UNAUDITED)     2007(B)
                                                                  -------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $ 11.89        $11.41
                                                                     -------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)...........................................       0.00 +       (0.01)
Net Realized/Unrealized Gain (Loss) on Investments...............      (1.35)         0.49
                                                                     -------        ------
Total from Investment Operations.................................      (1.35)         0.48
                                                                     -------        ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................      (0.18)           --
Distributions from Net Realized Capital Gains....................         --            --
                                                                     -------        ------
Total Distributions..............................................      (0.18)           --
                                                                     -------        ------
NET ASSET VALUE, END OF PERIOD...................................    $ 10.36        $11.89
                                                                     =======        ======
TOTAL RETURN                                                          (11.42)%        4.21 %
Ratio of Expenses to Average Net Assets After Reimbursement......       0.96 %*       0.97 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................       0.98 %*       1.01 %*
Ratio of Net Investment Loss to Average Net Assets...............       0.03 %*      (0.14)%*
Portfolio Turnover Rate..........................................       66.8 %        70.4 %
Net Assets, End of Period (in millions)..........................    $  17.5        $ 20.8

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amount based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2007.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Met/AIM Capital Appreciation Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and E Shares are offered by the Portfolio. Class B and C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                   Expiring    Expiring
                         Total    12/31/2009  12/31/2010
                      ----------- ----------- -----------

                      $29,713,665 $17,826,627 $11,887,038

On May 1, 2006, the Met/AIM Capital Appreciation Portfolio, a series of The Travelers Series Trust, was reorganized into the Met/AIM Capital Appreciation Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $51,774,317 which are subject to an annual limitation of $10,410,524.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Invesco AIM Capital Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $761,529          0.80%    First $100 Million

                                 0.75%    $100 Million to $200 Million

                                 0.70%    $200 Million to $1 Billion

                                 0.65%    Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.25%                 1.50%*                1.40%

* Class not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

Effective May 1, 2006, when the total of all the subadvised assets with AIM Capital Management, Inc. ("AIM"), which currently includes the assets of Met/AIM Capital Appreciation Portfolio and Met/AIM Small Cap Growth Portfolio, equal or exceed $750 million the Met/AIM Capital Appreciation Portfolio's advisory fee will be reduced by .025 basis points at the point in the scale. And when the total of all the subadvised assets with AIM, which currently includes the assets of Met/AIM Capital Appreciation Portfolio and Met/AIM Small Cap Growth Portfolio, exceed $1.5 billion the Met/AIM Capital Appreciation Portfolio's advisory fee reduction will increase to a total of 0.05 basis points.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                       Net Increase
                                                                        (Decrease)
                        Beginning                                       in Shares     Ending
                         Shares      Sales   Reinvestments Redemptions Outstanding    Shares
                        ---------- --------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008             17,460,131   890,995    287,391    (2,625,226)  (1,446,840) 16,013,291
 12/31/2007             18,310,216 3,708,038     57,846    (4,615,969)    (850,085) 17,460,131

 Class E

 06/30/2008              1,749,317   124,613     28,091      (213,997)     (61,293)  1,688,024
 04/28/2007-12/31/2007      --     2,021,235      --         (271,918)   1,749,317   1,749,317

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $128,737,180        $--        $148,495,385

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Appreciation
            ------------ ------------ -------------- --------------

            $200,335,988 $21,081,587   $(12,845,700)   $8,235,887

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $20,918,766 $21,193,845  $210,305   $21,404,150

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007, 2006 and October 31, 2006 were as follows:

     Ordinary Income           Long-Term Capital Gain                   Total
-------------------------- ------------------------------- -------------------------------
  2007    2006*    2006**    2007      2006*      2006**     2007      2006*      2006**
-------- -------- -------- -------- ----------- ---------- -------- ----------- ----------
$177,339 $346,880 $509,091 $486,735 $24,152,283 $1,300,681 $664,074 $24,499,163 $1,809,772

*  For the period November 1, 2006 through December 31, 2006.
** For the year ended October 31, 2006.

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

     Undistributed Undistributed     Net
       Ordinary      Long-Term    Unrealized
        Income         Gain      Appreciation Loss Carryforwards   Total
     ------------- ------------- ------------ ------------------ ----------

      $3,396,368        $--      $33,180,573     $(29,713,665)   $6,863,276

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PORTFOLIO OVERVIEW:

For the six months ended June 30, 2008, the Portfolio had a negative return of (10.62)%, (10.70)% and (10.66)%, respectively for Class A, B and E Shares underperforming the (9.37)% return of the Russell 2000(R) Index/1/ and the (8.93)% return of the Russell 2000(R) Growth Index/2/ on a net basis.

The Portfolio underperformed the Russell 2000(R) Growth Index benchmark index by the widest margin in the energy sector, driven largely by stock selection.

The Portfolio also underperformed in several other sectors, including industrials, financials and materials. Underperformance in these three sectors was also driven primarily by stock selection.

Some of this underperformance was offset by outperformance in other sectors, including consumer discretionary, consumer staples and telecommunication services. The Portfolio outperformed by the widest margin in the consumer discretionary sector, driven by stock selection.

During the period, exposure was added to the energy, consumer discretionary and industrials sectors, and exposure was reduced in the information technology, consumer staples and financials sectors.

These portfolio changes resulted in a positioning that is expected to benefit from moderate global economic growth, while maintaining significant exposure to defensive growth stocks as the economic cycle shows signs of maturing. At the close of the period, the portfolio was overweight in the information technology and financials sectors, and underweight in the health care and energy sectors versus the Russell 2000(R) Growth Index.

ECONOMIC OVERVIEW & OUTLOOK:

Major U.S. equity markets finished the second quarter in negative territory as concerns about the credit markets, weakness in the housing market and a deteriorating outlook for corporate earnings continued to weigh heavily on investor sentiment. Mid and small caps, as represented by the Russell Midcap(R) Index/3/ and the Russell 2000(R) Index, outperformed large caps, as represented by the Russell Top 200(R) Index./4/ In terms of investment style, growth stocks outperformed value stocks, as represented by the Russell 3000(R) Growth Index/5/ and the Russell 3000(R) Value Index,/6/ respectively.

Most sectors of the U.S. stock market had negative returns during the quarter, as measured by the S&P 500(R) Index./7/ The energy sector had the highest performance with a return of 17.31%. Other sectors with positive returns included utilities, materials and information technology. Financials, industrials and consumer discretionary had the lowest performance with returns of (18.32)%, (10.11)% and (7.80)%, respectively. Foreign stocks, as measured by the MSCI EAFE Index,/8/

--------
/1/ The Russell 2000(R) Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $1.125 billion; the median market capitalization was approximately $520 million. The largest company in the index had a market capitalization of $2.751 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Russell Midcap(R) Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $8.328 billion; the median market capitalization was approximately $4.177 billion. The largest company in the Index had a market capitalization of $19.141 billion. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Russell Top 200(R) Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200(R) Index is a subset of the Russell 3000(R) Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Russell 3000(R) Growth Index is an unmanaged index which measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Russell 3000(R) Value Index is an unmanaged index which measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/8/ The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


also had negative returns, as investors feared the credit crisis would spread globally. The MSCI EAFE Index returned (2.25)% for the quarter versus the (-2.72)% return of the S&P 500(R) Index.

JULIET ELLIS, Senior Portfolio Manager
JUAN HARTSFIELD, Portfolio Manager
Assisted by the Small Cap Growth/Core Team
INVESCO A I M CAPITAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                               Percent of
                      Description              Net Assets
                      -----------------------------------
                      Unit Corp.                 1.81%
                      -----------------------------------
                      Carrizo Oil & Gas, Inc.    1.59%
                      -----------------------------------
                      Bill Barrett Corp.         1.56%
                      -----------------------------------
                      DeVry, Inc.                1.48%
                      -----------------------------------
                      Arena Resources, Inc.      1.48%
                      -----------------------------------
                      NuVasive, Inc.             1.42%
                      -----------------------------------
                      Dril-Quip, Inc.            1.37%
                      -----------------------------------
                      General Cable Corp.        1.29%
                      -----------------------------------
                      FMC Technologies, Inc.     1.21%
                      -----------------------------------
                      Wabtec Corp.               1.20%
                      -----------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

 LOGO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                 MET/AIM SMALL CAP GROWTH PORTFOLIO MANAGED BY
 INVESCO AIM CAPITAL MANAGEMENT, INC. VS. RUSSELL 2000(R) INDEX/1/ AND RUSSELL
                            2000(R) GROWTH INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                Met/AIM Small Cap       Russell 2000/(R)/     Russell 2000/(R)/
                 Growth Portfolio          Index/1/           Growth Index/2/
                ------------------     -----------------     -----------------
  10/09/2001         $10,000                $10,000                $10,000
  12/31/2001          11,890                 11,891                 12,671
  12/31/2002           8,620                  9,456                  8,837
  12/31/2003          11,969                 13,923                 13,126
  12/31/2004          12,739                 16,474                 15,005
  12/31/2005          13,791                 17,223                 15,629
  12/31/2006          15,747                 20,387                 17,714
  12/31/2007          17,490                 20,067                 18,963
  06/30/2008          15,619                 18,187                 17,270



    ------------------------------------------------------------
                              Average Annual Return/3/
                           (for the period ended 6/30/08)
    ------------------------------------------------------------
                                                       Since
                     6 Months 1 Year  3 Year 5 Year Inception/4/
    ------------------------------------------------------------
    Met/AIM Small
    Cap Growth
    Portfolio--
    Class A          -10.62%  -11.57% 6.51%   9.47%    4.54%
--  Class B          -10.70%  -11.78% 6.40%   9.31%    6.86%
    Class E          -10.66%  -11.68% 6.51%   9.43%    5.11%
    ------------------------------------------------------------
    Russell 2000(R)
- - Index/1/          -9.37%  -16.19% 3.79%  10.29%    9.30%
    ------------------------------------------------------------
    Russell 2000(R)
--  Growth Index/2/   -8.93%  -10.83% 6.08%  10.37%    7.83%
    ------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 2000(R) Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $1.125 billion; the median market capitalization was approximately $520 million. The largest company in the index had a market capitalization of $2.751 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/01/02. Index returns are based on an inception date of 10/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
MET/AIM SMALL CAP GROWTH PORTFOLIO           ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  893.80       $4.19
  Hypothetical (5% return before expenses)      1,000.00      1,020.44        4.47
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  893.00       $5.37
  Hypothetical (5% return before expenses)      1,000.00      1,019.19        5.72
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  893.40       $4.90
  Hypothetical (5% return before expenses)      1,000.00      1,019.69        5.22
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.89%, 1.14%, and 1.04% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   ----------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                               SHARES     (NOTE 2)
   ----------------------------------------------------------------------------

   COMMON STOCKS - 98.5%
   AEROSPACE & DEFENSE - 2.1%
   Ceradyne, Inc.*(a)................................ 122,947 $    4,217,082
   Hexcel Corp.*..................................... 278,747      5,379,817
   TransDigm Group, Inc.*(a)......................... 185,701      6,237,697
                                                              --------------
                                                                  15,834,596
                                                              --------------
   AIR FREIGHT & LOGISTICS - 1.9%
   Forward Air Corp.(a).............................. 194,502      6,729,769
   Hub Group, Inc.*.................................. 219,616      7,495,494
                                                              --------------
                                                                  14,225,263
                                                              --------------
   AUTO COMPONENTS - 0.5%
   Tenneco, Inc.*(a)................................. 251,421      3,401,726
                                                              --------------
   BIOTECHNOLOGY - 3.6%
   BioMarin Pharmaceutical, Inc.*.................... 270,278      7,832,656
   Cepheid, Inc.*(a)................................. 188,948      5,313,218
   Human Genome Sciences, Inc.*(a)................... 333,380      1,736,910
   Myriad Genetics, Inc.*(a)......................... 128,272      5,838,941
   United Therapeutics Corp.*........................  64,462      6,301,161
                                                              --------------
                                                                  27,022,886
                                                              --------------
   CAPITAL MARKETS - 2.9%
   Affiliated Managers Group, Inc.*(a)...............  81,228      7,315,394
   Greenhill & Co., Inc.(a).......................... 115,232      6,206,396
   optionsXpress Holdings, Inc.(a)................... 208,566      4,659,364
   Riskmetrics Group, Inc.*(a)....................... 197,089      3,870,828
                                                              --------------
                                                                  22,051,982
                                                              --------------
   CHEMICALS - 0.5%
   Calgon Carbon Corp.*(a)........................... 244,744      3,783,742
                                                              --------------
   COMMERCIAL BANKS - 1.0%
   SVB Financial Group*(a)........................... 150,530      7,241,998
                                                              --------------
   COMMERCIAL SERVICES & SUPPLIES - 5.3%
   Advisory Board Co.*...............................  82,502      3,244,804
   CoStar Group, Inc.*(a)............................ 182,839      8,127,193
   EnergySolutions................................... 179,509      4,012,026
   Fuel Tech, Inc.*(a)............................... 277,133      4,883,083
   Interface, Inc. - Class A......................... 426,431      5,343,180
   Korn/Ferry International*......................... 363,183      5,712,869
   TETRA Technology, Inc.*(a)........................ 391,701      8,860,277
                                                              --------------
                                                                  40,183,432
                                                              --------------
   COMMUNICATIONS EQUIPMENT - 3.0%
   Harmonic, Inc.*................................... 646,950      6,152,495
   Nice Systems, Ltd. (ADR)*......................... 198,830      5,879,403
   Polycom, Inc.*.................................... 276,417      6,733,518
   Starent Networks Corp.*(a)........................ 328,250      4,129,385
                                                              --------------
                                                                  22,894,801
                                                              --------------
   CONSTRUCTION & ENGINEERING - 1.5%
   Pike Electric Corp.*(a)........................... 407,852      6,774,422
   Quanta Services, Inc.*............................ 135,693      4,514,506
                                                              --------------
                                                                  11,288,928
                                                              --------------

   -------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                               SHARES     (NOTE 2)
   -------------------------------------------------------------------------

   CONSTRUCTION MATERIALS - 1.2%
   Eagle Materials, Inc.(a).......................... 171,341 $    4,340,068
   Texas Industries, Inc.(a).........................  91,317      5,125,623
                                                              --------------
                                                                   9,465,691
                                                              --------------
   CONTAINERS & PACKAGING - 1.1%
   Greif, Inc........................................ 135,033      8,646,163
                                                              --------------
   DIVERSIFIED CONSUMER SERVICES - 2.6%
   DeVry, Inc........................................ 210,790     11,302,560
   Strayer Education, Inc............................  42,150      8,812,300
                                                              --------------
                                                                  20,114,860
                                                              --------------
   ELECTRIC UTILITIES - 0.8%
   ITC Holdings Corp................................. 116,028      5,930,191
                                                              --------------
   ELECTRICAL EQUIPMENT - 2.0%
   General Cable Corp.*(a)........................... 161,672      9,837,741
   Regal-Beloit Corp.(a)............................. 133,678      5,647,896
                                                              --------------
                                                                  15,485,637
                                                              --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
   Cogent, Inc.*(a).................................. 499,599      5,680,440
   Coherent, Inc.*................................... 220,757      6,598,427
   Tech Data Corp.*.................................. 195,985      6,641,932
                                                              --------------
                                                                  18,920,799
                                                              --------------
   ENERGY EQUIPMENT & SERVICES - 5.4%
   Dril-Quip, Inc.*.................................. 166,159     10,468,017
   FMC Technologies, Inc.*........................... 120,218      9,248,370
   ION Geophysical Corp.*(a)......................... 432,629      7,549,376
   Unit Corp.*....................................... 165,741     13,751,531
                                                              --------------
                                                                  41,017,294
                                                              --------------
   FOOD & STAPLES RETAILING - 0.9%
   Longs Drug Stores Corp............................ 158,232      6,663,149
                                                              --------------
   FOOD PRODUCTS - 0.8%
   Ralcorp Holdings, Inc.*(a)........................ 127,433      6,300,287
                                                              --------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
   Gen-Probe, Inc.*.................................. 115,594      5,488,403
   Insulet Corp.*.................................... 159,654      2,511,357
   Mentor Corp.(a)................................... 140,060      3,896,469
   Meridian Bioscience, Inc.......................... 204,400      5,502,448
   NuVasive, Inc.*................................... 241,875     10,802,138
   Wright Medical Group, Inc.*....................... 286,771      8,147,164
   Zoll Medical Corp.*............................... 169,225      5,697,806
                                                              --------------
                                                                  42,045,785
                                                              --------------
   HEALTH CARE PROVIDERS & SERVICES - 3.7%
   Chemed Corp.(a)................................... 140,489      5,143,302
   inVentiv Health, Inc.*............................ 205,123      5,700,368
   LifePoint Hospitals, Inc.*(a)..................... 203,891      5,770,116
   Pediatrix Medical Group, Inc.*.................... 111,309      5,479,742
   VCA Antech, Inc.*................................. 206,908      5,747,904
                                                              --------------
                                                                  27,841,432
                                                              --------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   ----------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                               SHARES     (NOTE 2)
   ----------------------------------------------------------------------------

   HEALTH CARE TECHNOLOGY - 0.9%
   Eclipsys Corp.*(a)................................ 357,922 $    6,571,448
                                                              --------------
   HOTELS, RESTAURANTS & LEISURE - 2.3%
   Buffalo Wild Wings, Inc.*(a)...................... 167,745      4,165,108
   Choice Hotels International, Inc.(a).............. 148,008      3,922,212
   Jack in the Box, Inc.*............................ 265,019      5,939,076
   P.F. Chang's China Bistro, Inc.*(a)............... 165,619      3,699,929
                                                              --------------
                                                                  17,726,325
                                                              --------------
   HOUSEHOLD PRODUCTS - 1.0%
   Church & Dwight, Inc.(a).......................... 139,892      7,882,914
                                                              --------------
   INSURANCE - 1.1%
   National Financial Partners Corp.(a).............. 152,941      3,031,291
   ProAssurance Corp.*(a)............................ 107,113      5,153,206
                                                              --------------
                                                                   8,184,497
                                                              --------------
   INTERNET & CATALOG RETAIL - 0.3%
   Shutterfly, Inc.*(a).............................. 208,418      2,544,784
                                                              --------------
   INTERNET SOFTWARE & SERVICES - 2.0%
   Bankrate, Inc.*(a)................................ 137,182      5,359,701
   DealerTrack Holdings, Inc.*(a).................... 192,083      2,710,291
   Omniture, Inc.*(a)................................ 128,031      2,377,535
   ValueClick, Inc.*................................. 292,745      4,435,087
                                                              --------------
                                                                  14,882,614
                                                              --------------
   IT SERVICES - 3.4%
   Euronet Worldwide, Inc.*(a)....................... 293,267      4,956,212
   Global Payments, Inc.............................. 112,451      5,240,217
   NeuStar, Inc.*(a)................................. 230,607      4,971,887
   SRA International, Inc.*(a)....................... 225,017      5,053,882
   Syntel, Inc.(a)................................... 172,121      5,803,920
                                                              --------------
                                                                  26,026,118
                                                              --------------
   LIFE SCIENCES TOOLS & SERVICES - 2.6%
   Affymetrix, Inc.*................................. 266,613      2,743,448
   AMAG Pharmaceuticals, Inc.*(a)....................  78,178      2,665,870
   PAREXEL International Corp.*(a)................... 230,130      6,054,720
   Varian, Inc.*..................................... 166,712      8,512,315
                                                              --------------
                                                                  19,976,353
                                                              --------------
   MACHINERY - 3.7%
   Barnes Group, Inc.(a)............................. 209,450      4,836,201
   Bucyrus International, Inc........................ 118,707      8,667,985
   Dynamic Materials Corp.(a)........................ 155,111      5,110,907
   Wabtec Corp....................................... 188,268      9,153,590
                                                              --------------
                                                                  27,768,683
                                                              --------------
   MARINE - 0.3%
   American Commercial Lines, Inc.*(a)............... 224,562      2,454,463
                                                              --------------
   MEDIA - 1.8%
   Live Nation, Inc.*(a)............................. 272,148      2,879,326
   Marvel Entertainment, Inc.*(a).................... 254,691      8,185,769
   National CineMedia, Inc.(a)....................... 269,907      2,877,208
                                                              --------------
                                                                  13,942,303
                                                              --------------

   -------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                               SHARES     (NOTE 2)
   -------------------------------------------------------------------------

   METALS & MINING - 0.7%
   Carpenter Technology Corp......................... 122,895 $    5,364,367
                                                              --------------
   MULTILINE RETAIL - 1.0%
   Big Lots, Inc.*(a)................................ 247,208      7,722,778
                                                              --------------
   OIL, GAS & CONSUMABLE FUELS - 5.6%
   Arena Resources, Inc.*............................ 213,202     11,261,330
   Bill Barrett Corp.*(a)............................ 199,679     11,862,929
   Carrizo Oil & Gas, Inc.*.......................... 177,973     12,118,182
   Whiting Petroleum Corp.*..........................  72,328      7,672,554
                                                              --------------
                                                                  42,914,995
                                                              --------------
   PHARMACEUTICALS - 1.4%
   Medicines Co.*(a)................................. 257,628      5,106,187
   Sciele Pharma, Inc.(a)............................ 299,942      5,803,878
                                                              --------------
                                                                  10,910,065
                                                              --------------
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
   BioMed Realty Trust, Inc.......................... 293,263      7,193,741
                                                              --------------
   ROAD & RAIL - 1.0%
   Knight Transportation, Inc.(a).................... 401,673      7,350,616
                                                              --------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
   Cirrus Logic, Inc.*(a)............................ 835,905      4,647,632
   Diodes, Inc.*(a).................................. 236,181      6,528,043
   FormFactor, Inc.*(a).............................. 144,241      2,658,362
   Hittite Microwave Corp.*.......................... 157,996      5,627,817
   Microsemi Corp.*(a)............................... 299,299      7,536,349
   Power Integrations, Inc.*......................... 194,353      6,143,498
   Silicon Laboratories, Inc.*....................... 197,726      7,135,931
   Varian Semiconductor Equipment Associates, Inc.*.. 230,090      8,011,734
                                                              --------------
                                                                  48,289,366
                                                              --------------
   SOFTWARE - 8.0%
   ANSYS, Inc.*...................................... 169,911      8,006,206
   Aspen Technology, Inc.*........................... 471,272      6,267,918
   Blackboard, Inc.*................................. 213,147      8,148,610
   Informatica Corp.*................................ 347,035      5,219,406
   JDA Software Group, Inc.*......................... 334,351      6,051,753
   Lawson Software, Inc.*............................ 663,072      4,820,533
   Manhattan Associates, Inc.*....................... 261,901      6,214,911
   MICROS Systems, Inc.*............................. 164,787      5,024,356
   Quality Systems, Inc.............................. 189,700      5,554,416
   THQ, Inc.*(a)..................................... 288,106      5,837,028
                                                              --------------
                                                                  61,145,137
                                                              --------------
   SPECIALTY RETAIL - 2.7%
   AnnTaylor Stores Corp.*........................... 235,794      5,649,624
   Dick's Sporting Goods, Inc.*(a)................... 152,834      2,711,275
   DSW, Inc.*(a)..................................... 318,682      3,754,074
   HOT Topic, Inc.*.................................. 584,273      3,160,917
   Zumiez, Inc.*(a).................................. 298,420      4,947,804
                                                              --------------
                                                                  20,223,694
                                                              --------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   ----------------------------------------------------------------------------
                                                                  VALUE
   SECURITY DESCRIPTION                               SHARES     (NOTE 2)
   ----------------------------------------------------------------------------

   TEXTILES, APPAREL & LUXURY GOODS - 1.1%
   Warnaco Group, Inc.*.............................. 189,931 $    8,370,259
                                                              --------------
   TRADING COMPANIES & DISTRIBUTORS - 0.6%
   WESCO International, Inc.*(a)..................... 113,814      4,557,113
                                                              --------------
   WIRELESS TELECOMMUNICATION SERVICES - 1.0%
   SBA Communications Corp.*......................... 214,642      7,729,258
                                                              --------------
   Total Common Stocks (Cost $750,903,628)                       750,092,533
                                                              --------------

-------------------------------------------------------------------------------
                                                       PAR          VALUE
SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.5%
State Street Bank & Trust Co., Repurchase
  Agreement dated 06/30/08 at 1.850% to be
  repurchased at $13,221,679 on 07/01/08
  collateralized by $13,020,000 FHLB at 4.380%
  due 09/17/10 with a value of $13,488,720........ $ 13,221,000 $   13,221,000
State Street Navigator Securities Lending Prime
  Portfolio(b)....................................  188,101,256    188,101,256
                                                                --------------
Total Short-term Investments (Cost $201,322,256)                   201,322,256
                                                                --------------

TOTAL INVESTMENTS - 125.0% (Cost $952,225,884)                     951,414,789
                                                                --------------

Other Assets and Liabilities (net) - (25.0)%                      (190,010,771)
                                                                --------------

TOTAL NET ASSETS - 100.0%                                       $  761,404,018
                                                                ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ARD - American Depositary Receipt
FHLB - Federal Home Loan Bank

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $763,313,533              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $763,313,533              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

MET/AIM SMALL CAP GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $750,092,533
   Repurchase Agreement                                                        13,221,000
   Cash                                                                               185
   Collateral for securities on loan                                          188,101,256
   Receivable for investments sold                                              1,386,973
   Receivable for Trust shares sold                                               284,708
   Dividends receivable                                                           337,589
   Interest receivable                                                                679
                                                                             ------------
       Total assets                                                           953,424,923
                                                                             ------------
LIABILITIES
   Payables for:
       Investments purchased                                                    2,219,277
       Trust shares redeemed                                                      806,385
       Distribution and services fees--Class B                                     53,446
       Distribution and services fees--Class E                                      1,992
       Collateral for securities on loan                                      188,101,256
       Management fee (Note 3)                                                    570,757
       Administration fee                                                           4,115
       Custodian and accounting fees                                              115,696
   Accrued expenses                                                               147,981
                                                                             ------------
       Total liabilities                                                      192,020,905
                                                                             ------------
NET ASSETS                                                                   $761,404,018
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $759,301,931
   Accumulated net realized gain                                                4,076,381
   Unrealized depreciation on investments                                        (811,095)
   Distribution in excess of net investment income                             (1,163,199)
                                                                             ------------
       Total                                                                 $761,404,018
                                                                             ============
NET ASSETS
   Class A                                                                   $501,321,281
                                                                             ============
   Class B                                                                    244,974,260
                                                                             ============
   Class E                                                                     15,108,477
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     41,182,657
                                                                             ============
   Class B                                                                     20,444,745
                                                                             ============
   Class E                                                                      1,247,752
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $      12.17
                                                                             ============
   Class B                                                                          11.98
                                                                             ============
   Class E                                                                          12.11
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $750,903,628

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

MET/AIM SMALL CAP GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $  1,349,273
   Interest (1)                                                              1,412,480
                                                                          ------------
       Total investment income                                               2,761,753
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   3,491,018
   Administration fees                                                          26,026
   Custodian and accounting fees                                                14,434
   Distribution and services fees--Class B                                     318,829
   Distribution and services fees--Class E                                      11,802
   Audit                                                                        18,768
   Legal                                                                        10,687
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        39,171
   Insurance                                                                     4,511
   Other                                                                         6,080
                                                                          ------------
       Total expenses                                                        3,949,283
       Less broker commission recapture                                        (24,331)
                                                                          ------------
   Net expenses                                                              3,924,952
                                                                          ------------
   Net investment loss                                                      (1,163,199)
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS
   Net realized gain on:
       Investments                                                           3,975,680
       Futures contracts                                                       313,008
                                                                          ------------
   Net realized gain on investments and futures contracts                    4,288,688
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (96,098,026)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (96,098,026)
                                                                          ------------
   Net realized and change in unrealized loss on investments and
       futures contracts                                                   (91,809,338)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(92,972,537)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Interest income includes securities lending income of:                 $  1,081,728

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


MET/AIM SMALL CAP GROWTH PORTFOLIO
                                                                         Period Ended    Year Ended
                                                                         June 30, 2008  December 31,
                                                                          (Unaudited)       2007
                                                                         -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment loss                                                   $  (1,163,199) $ (4,122,479)
   Net realized gain on investments and futures contracts                    4,288,688    75,299,642
   Net change in unrealized depreciation on investments                    (96,098,026)     (745,721)
                                                                         -------------  ------------
   Net increase (decrease) in net assets resulting from operations         (92,972,537)   70,431,442
                                                                         -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains
     Class A                                                               (48,072,537)   (5,267,476)
     Class B                                                               (21,605,656)   (4,315,128)
     Class E                                                                (1,315,463)     (224,880)
                                                                         -------------  ------------
   Net decrease in net assets resulting from distributions                 (70,993,656)   (9,807,484)
                                                                         -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                69,509,435   266,241,811
     Class B                                                                18,542,272    58,626,170
     Class E                                                                 1,715,402     7,566,542
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                48,072,537     5,267,476
     Class B                                                                21,605,656     4,315,128
     Class E                                                                 1,315,463       224,880
   Cost of shares repurchased
     Class A                                                               (95,171,528)  (46,125,451)
     Class B                                                               (34,683,265)  (97,375,875)
     Class E                                                                (2,612,757)   (6,665,551)
                                                                         -------------  ------------
   Net increase in net assets from capital share transactions               28,293,215   192,075,130
                                                                         -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (135,672,978)  252,699,088
   Net assets at beginning of period                                       897,076,996   644,377,908
                                                                         -------------  ------------
   Net assets at end of period                                           $ 761,404,018  $897,076,996
                                                                         =============  ============
   Net assets at end of period includes distributions in excess of
       net investment income                                             $  (1,163,199) $         --
                                                                         =============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                     CLASS A
MET/AIM SMALL CAP GROWTH PORTFOLIO                      ---------------------------------------------------------------
                                                        FOR THE PERIOD
                                                            ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                        JUNE 30, 2008  ------------------------------------------------
                                                         (UNAUDITED)     2007     2006      2005        2004       2003
                                                        -------------- ------   ------   ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $ 14.86     $13.53   $13.66   $12.84      $12.03      $ 8.65
                                                           -------     ------   ------   ------      ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a).................................      (0.01)     (0.06)   (0.08)   (0.07)      (0.09)      (0.08)
Net Realized/Unrealized Gain (Loss) on Investments.....      (1.54)      1.60     1.97     1.18        0.90        3.46
                                                           -------     ------   ------   ------      ------      ------
Total from Investment Operations.......................      (1.55)      1.54     1.89     1.11        0.81        3.38
                                                           -------     ------   ------   ------      ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income...................         --         --       --       --          --          --
Distributions from Net Realized Capital Gains..........      (1.14)     (0.21)   (2.02)   (0.29)         --          --
                                                           -------     ------   ------   ------      ------      ------
Total Distributions....................................      (1.14)     (0.21)   (2.02)   (0.29)         --          --
                                                           -------     ------   ------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD.........................    $ 12.17     $14.86   $13.53   $13.66      $12.84      $12.03
                                                           =======     ======   ======   ======      ======      ======
TOTAL RETURN                                                (10.62)%    11.40 %  13.91 %   8.59 %      6.73 %     39.08 %
Ratio of Expenses to Average Net Assets After
  Reimbursement**......................................       0.89 %*    0.92 %   0.97 %   0.99 %      1.03 %      1.04 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates............................       0.89 %*    0.92 %   0.98 %   0.96 %(b)   1.02 %(b)   1.16 %
Ratio of Net Investment Loss to Average Net Assets.....      (0.21)%*   (0.42)%  (0.58)%  (0.53)%     (0.74)%     (0.78)%
Portfolio Turnover Rate................................       24.1 %     33.6 %   56.4 %   74.8 %      94.9 %      29.8 %
Net Assets, End of Period (in millions)................    $ 501.3     $587.1   $329.3   $215.4      $ 92.5      $  6.2
                                                                                     CLASS B
                                                        ---------------------------------------------------------------
                                                        FOR THE PERIOD
                                                            ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                        JUNE 30, 2008  ------------------------------------------------
                                                         (UNAUDITED)     2007     2006      2005        2004       2003
                                                        -------------- ------   ------   ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $ 14.66     $13.39   $13.51   $12.74      $11.97      $ 8.62
                                                           -------     ------   ------   ------      ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a).................................      (0.03)     (0.10)   (0.11)   (0.10)      (0.12)      (0.11)
Net Realized/Unrealized Gain (Loss) on Investments.....      (1.51)      1.58     2.01     1.16        0.89        3.46
                                                           -------     ------   ------   ------      ------      ------
Total from Investment Operations.......................      (1.54)      1.48     1.90     1.06        0.77        3.35
                                                           -------     ------   ------   ------      ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income...................         --         --       --       --          --          --
Distributions from Net Realized Capital Gains..........      (1.14)     (0.21)   (2.02)   (0.29)         --          --
                                                           -------     ------   ------   ------      ------      ------
Total Distributions....................................    $ (1.14)     (0.21)   (2.02)   (0.29)         --          --
                                                           -------     ------   ------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD.........................    $ 11.98     $14.66   $13.39   $13.51      $12.74      $11.97
                                                           =======     ======   ======   ======      ======      ======
TOTAL RETURN                                                (10.70)%    11.07 %  14.18 %   8.27 %      6.43 %     38.86 %
Ratio of Expenses to Average Net Assets After
  Reimbursement**......................................       1.14 %*    1.16 %   1.21 %   1.25 %      1.29 %      1.30 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates............................       1.14 %*    1.17 %   1.23 %   1.20 %(b)   1.23 %(b)   1.36 %
Ratio of Net Investment Loss to Average Net Assets.....      (0.45)%*   (0.69)%  (0.83)%  (0.80)%     (1.03)%     (1.04)%
Portfolio Turnover Rate................................       24.1 %     33.6 %   56.4 %   74.8 %      94.9 %      29.8 %
Net Assets, End of Period (in millions)................    $ 245.0     $292.0   $299.7   $297.1      $309.7      $206.3

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of Deffered Expense Reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                                CLASS E
MET/AIM SMALL CAP GROWTH PORTFOLIO                 ---------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ------------------------------------------------
                                                    (UNAUDITED)     2007     2006      2005        2004       2003
                                                   -------------- ------   ------   ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 14.80     $13.50   $13.60   $12.80      $12.01      $ 8.64
                                                      -------     ------   ------   ------      ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)............................      (0.02)     (0.09)   (0.10)   (0.09)      (0.11)      (0.10)
Net Realized/Unrealized Gain (Loss) on Investments      (1.53)      1.60     2.02     1.18        0.90        3.47
                                                      -------     ------   ------   ------      ------      ------
Total from Investment Operations..................      (1.55)      1.51     1.92     1.09        0.79        3.37
                                                      -------     ------   ------   ------      ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............         --         --       --       --          --          --
Distributions from Net Realized Capital Gains.....      (1.14)     (0.21)   (2.02)   (0.29)         --          --
                                                      -------     ------   ------   ------      ------      ------
Total Distributions...............................      (1.14)     (0.21)   (2.02)   (0.29)         --          --
                                                      -------     ------   ------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD....................    $ 12.11     $14.80   $13.50   $13.60      $12.80      $12.01
                                                      =======     ======   ======   ======      ======      ======
TOTAL RETURN                                           (10.66)%    11.20 %  14.25 %   8.46 %      6.58 %     39.00 %
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       1.04 %*    1.07 %   1.11 %   1.15 %      1.18 %      1.20 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       1.04 %*    1.07 %   1.13 %   1.11 %(b)   1.13 %(b)   1.25 %
Ratio of Net Investment Loss to Average Net Assets      (0.35)%*   (0.58)%  (0.73)%  (0.70)%     (0.93)%     (0.94)%
Portfolio Turnover Rate...........................       24.1 %     33.6 %   56.4 %   74.8 %      94.9 %      29.8 %
Net Assets, End of Period (in millions)...........    $  15.1     $ 17.9   $ 15.4   $ 13.4      $ 12.4      $  8.6

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Met/AIM Small Cap Growth Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


J. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Invesco AIM Capital Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008      % per annum  Average Daily Net Assets
             -------------      -----------  ------------------------

              $3,491,018          0.88%        First $500 Million

                                  0.83%        Over $500 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.05%                 1.30%                 1.20%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                             Net Increase
                                                              (Decrease)
             Beginning                                        in Shares     Ending
              Shares      Sales    Reinvestments Redemptions Outstanding    Shares
             ---------- ---------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008  39,507,107  5,206,971   3,861,248   (7,392,669)   1,675,550  41,182,657
 12/31/2007  24,328,070 17,969,382     365,036   (3,155,381)  15,179,037  39,507,107

 Class B

 06/30/2008  19,915,686  1,427,634   1,762,288   (2,660,863)     529,059  20,444,745
 12/31/2007  22,380,780  3,947,187     302,604   (6,714,885)  (2,465,094) 19,915,686

 Class E

 06/30/2008   1,211,856    130,319     106,171     (200,594)      35,896   1,247,752
 12/31/2007   1,144,249    506,032      15,627     (454,052)      67,607   1,211,856

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $192,130,612        $--        $219,362,926

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $952,225,884 $99,678,364  $(100,489,459)   $(811,095)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $195,864,006 $188,101,256 $13,006,384 $201,107,640

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

         Ordinary Income     Long-Term Capital Gain         Total
      ---------------------- ---------------------- ----------------------
         2007       2006        2007       2006        2007       2006
      ---------- ----------- ---------- ----------- ---------- -----------

      $1,377,824 $15,555,529 $8,429,660 $65,884,537 $9,807,484 $81,440,066

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $5,792,690    $65,233,266  $95,042,324         $--         $166,068,280

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
MET/FRANKLIN INCOME PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY FRANKLIN ADVISERS, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

During the period from the Portfolio's inception on April 28, 2008 through June 30, 2008, the Portfolio had a return of (3.50)% and (3.60)% for Class A and B Shares, respectively, compared with (11.91)% for its equity benchmark, the Standard & Poor's 500(R) Index/1/ (S&P 500), and 1.13% for its fixed income benchmark, the Lehman Brothers Aggregate Bond Index/2/.

PORTFOLIO REVIEW

During the reporting period, our equity holdings in the energy sector performed well as record-high oil prices led to positive total returns. In particular, ConocoPhillips and Canadian Oil Sands Trust boosted the Portfolio's absolute performance. Within the utilities sector, we favor companies with a focus on regulated utility operations and with what we consider solid dividend growth prospects. Utilizing this strategy, we increased our weighting in utilities, which proved beneficial to the Portfolio as our allocation did better than the overall market. Significant contributors in this sector included Dominion Resources, FirstEnergy, Public Service Enterprise Group and PG&E Corp.

Within the health care sector, some of our stock investments in major pharmaceuticals also benefited the Portfolio's absolute performance. Examples included Wyeth with optimism surrounding its development of an Alzheimer's treatment and Schering-Plough. During the period, investors appeared to begin warming to the industry because of attractive valuations and a general perception of favorable long-term prospects for health care in an overall environment characterized by economic uncertainty.

Our equity holdings in the financials sector hindered the Portfolio's absolute performance the most. Most financial companies and their securities suffered due to the subprime mortgage crisis and resulting tighter credit conditions. Significant detractors within the sector included Lehman Bros. Holdings, Bank of America, JP Morgan Chase, American International Group and Fannie Mae.

Within fixed income, our utilities and financials holdings impacted the Portfolio's absolute performance in the same way that they affected our equity positions and for similar reasons. For example in utilities, Public Service Co. of New Mexico benefited Portfolio returns, whereas in financials, Ford Motor Credit hampered the Portfolio.

MARKET ENVIRONMENT/CONDITIONS

The U.S. economy struggled during the period ended June 30, 2008, as it contended with a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation, steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence. The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose to 5.5% in June, the highest level since 2004./2/ Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing, and housing- and finance-related industries were especially hard hit.

Prices increased for oil, natural gas and many agricultural and industrial commodities, as well as precious metals, adding to inflationary pressures. Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) eased interest rates to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield stood at 3.99% on June 30, 2008. U.S. stock markets endured heightened volatility and lost ground during this challenging period.

CURRENT OUTLOOK/STRATEGY

Within equities, our strategy favored convertible and preferred stocks over common stock as they are more senior in the capital structure. In particular, we looked for long-term value in the financials sector emphasizing attractive income in the short term with the potential for appreciation with a long-term economic recovery.

Our fixed income strategy is similar. Specific to credit exposure, we pick bonds using our own research. Credit risk improved earlier in the period when credit spreads tightened versus U.S. Treasuries. During this short rally, which reversed toward period-end, we were able to invest in bonds at what we considered favorable yields.

We have a high cash position because asset flows into the Portfolio are strong. In this period of uncertain economy and volatile markets, we are cautious, disciplined and methodical as we invest new cash flows into the Portfolio.

EDWARD D. PERKS CFA
Portfolio Manager
FRANKLIN ADVISERS, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition which will vary.

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN INCOME PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
FRANKLIN ADVISERS, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                       Percent of
              Description                              Net Assets
              ---------------------------------------------------
              Merck & Co., Inc.                          1.95%
              ---------------------------------------------------
              Southern Co.                               1.81%
              ---------------------------------------------------
              Ford Motor Credit Co. LLC                  1.77%
              ---------------------------------------------------
              Intel Corp.                                1.67%
              ---------------------------------------------------
              PG&E Corp.                                 1.54%
              ---------------------------------------------------
              Charter Communications Holdings Corp.      1.51%
              ---------------------------------------------------
              Canadian Oil Sands Trust                   1.40%
              ---------------------------------------------------
              Johnson & Johnson                          1.33%
              ---------------------------------------------------
              AT&T, Inc.                                 1.31%
              ---------------------------------------------------
              El Paso Corp.                              1.28%
              ---------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Common Stock                            45.7%
Convertible Preferred Stocks             8.2%
Domestic Bonds & Debt Securities        43.9%
Preferred Stocks                         2.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN INCOME PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY FRANKLIN ADVISERS, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                   MET/FRANKLIN INCOME PORTFOLIO MANAGED BY
  FRANKLIN ADVISERS, INC. VS. LEHMAN BROTHERS AGGREGATE BOND INDEX/1/ AND S&P
                                500(R)INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                  Met/Franklin        Lehman Brothers          S&P 500/(R)/
               Income Portfolio     Aggregate Bond Index/1/     Index/2/
               -----------------    -----------------         ------------
  04/28/2008      $10,000               $10,000                 $10,000
  06/30/2008        9,640                 9,996                   9,195



    --------------------------------------------------------------
                                         Cumulative Return/3/
                                    (for the period ended 6/30/08)
    --------------------------------------------------------------
                                                Since
                                             Inception/4/
    --------------------------------------------------------------
--  Met/Franklin Income
    Portfolio--Class A                          -3.50%
          Class B                               -3.60%
    --------------------------------------------------------------
    Lehman Brothers Aggregate Bond
- - Index/1/                                    -0.04%
    --------------------------------------------------------------
--  S&P 500(R) Index/2/                         -8.05%
    --------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Lehman Brothers Aggregate Bond Index represents securities that are
U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/4/Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             4/28/08*      6/30/08       4/28/08-6/30/08
MET/FRANKLIN INCOME PORTFOLIO                ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  964.00        $1.32
  Hypothetical (5% return before expenses)      1,000.00      1,007.40         1.35
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  964.00        $1.72
  Hypothetical (5% return before expenses)      1,000.00      1,006.99         1.75
-------------------------------------------  ------------- ------------- ---------------

* Portfolio Inception 4/28/08.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.77% and 1.00% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                         PAR         VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  DOMESTIC BONDS & DEBT SECURITIES - 30.0%
  AUTOMOBILES - 0.3%
  Ford Motor Co. 7.450%, due 07/16/31............... $    200,000 $    117,500
                                                                  ------------
  BUILDING PRODUCTS - 0.5%
  Nortek, Inc. 10.000%, due 12/01/13 (144A)(a)......      200,000      191,000
                                                                  ------------
  CAPITAL MARKETS - 0.4%
  Lehman Brothers Holdings, Inc. 6.200%, due
    09/26/14........................................      150,000      143,351
                                                                  ------------
  CHEMICALS - 0.4%
  Ineos Group Holdings Plc 7.875%, due 02/15/16
    (144A)(a).......................................      158,000      162,344
                                                                  ------------
  COMMERCIAL BANKS - 0.8%
  Wells Fargo Capital XIII 7.700%, due 12/29/49.....      300,000      298,214
                                                                  ------------
  COMMERCIAL SERVICES & SUPPLIES - 1.2%
  Allied Waste North America, Inc. 6.125%, due
    02/15/14........................................      250,000      241,250
  Hertz Corp. 8.875%, due 01/01/14..................      250,000      230,000
                                                                  ------------
                                                                       471,250
                                                                  ------------
  CONSUMER FINANCE - 3.4%
  Ford Motor Credit Co. LLC
    7.375%, due 10/28/09............................      750,000      683,084
    7.875%, due 06/15/10............................      200,000      172,705
    9.750%, due 09/15/10............................      500,000      436,145
                                                                  ------------
                                                                     1,291,934
                                                                  ------------
  DIVERSIFIED FINANCIAL SERVICES - 3.6%
  General Motors Acceptance Corp.
    6.875%, due 09/15/11............................      200,000      143,809
    5.625%, due 05/15/09............................      500,000      462,949
    6.750%, due 12/01/14............................      500,000      427,710
  JPMorgan Chase & Co. 7.900%, due 12/31/49.........      300,000      282,129
  Washington Mutual Preferred Funding LLC
    9.750%, due 10/29/49 (144A)(a)..................      100,000       78,861
                                                                  ------------
                                                                     1,395,458
                                                                  ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
  Nortel Networks, Ltd. 10.750%, due 07/15/16
    (144A)(a).......................................      300,000      298,500
                                                                  ------------
  ELECTRIC UTILITIES - 1.3%
  Public Service Co. of New Mexico 7.950%, due
    05/15/18........................................      200,000      206,126
  Texas Competitive Electric Holdings Co. LLC
    10.250%, due 11/01/15 (144A)(a).................      300,000      294,000
                                                                  ------------
                                                                       500,126
                                                                  ------------
  HEALTH CARE PROVIDERS & SERVICES - 2.6%
  Community Health Systems, Inc. 8.875%, due
    07/15/15........................................      200,000      202,250

  ----------------------------------------------------------------------------
                                                         PAR         VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  HEALTH CARE PROVIDERS & SERVICES - CONTINUED
  DaVita, Inc. 7.250%, due 03/15/15................. $    200,000 $    195,500
  HCA, Inc. 6.375%, due 01/15/15....................      250,000      207,500
  Tenet Healthcare Corp. 9.250%, due 02/01/15.......      400,000      394,000
                                                                  ------------
                                                                       999,250
                                                                  ------------
  HOTELS, RESTAURANTS & LEISURE - 0.5%
  MGM MIRAGE, Inc. 6.750%, due 04/01/13.............      200,000      173,500
                                                                  ------------
  HOUSEHOLD DURABLES - 0.2%
  KB HOME 6.375%, due 08/15/11......................      100,000       92,500
                                                                  ------------
  INSURANCE - 2.0%
  American International Group, Inc. 8.175%, due
    05/15/58 (144A)(a)..............................      300,000      283,087
  Liberty Mutual Group, Inc. 10.750%, due 06/15/58
    (144A)(a).......................................      500,000      478,750
                                                                  ------------
                                                                       761,837
                                                                  ------------
  MANUFACTURING - 0.6%
  RBS Global, Inc./Rexnord Corp. 9.500%, due
    08/01/14........................................      250,000      241,250
                                                                  ------------
  MEDIA - 4.8%
  CCH I LLC/CCH I Capital Corp. 11.000%, due
    10/01/15........................................      200,000      148,250
  Charter Communications Holdings Corp. 10.250%,
    due 09/15/10....................................      600,000      583,500
  Dex Media, Inc. 8.000%, due 11/15/13..............       50,000       36,750
  DirecTV Holdings LLC/DirecTV Financing Co.
    7.625%, due 05/15/16 (144A)(a)..................      200,000      198,000
  Echostar DBS Corp. 7.750%, due 05/31/15 (144A)(a).      500,000      490,000
  R.H. Donnelley Corp.
    8.875%, due 01/15/16............................      100,000       60,000
    6.875%, due 01/15/13............................      250,000      148,750
    8.875%, due 10/15/17 (144A)(a)..................      300,000      178,500
                                                                  ------------
                                                                     1,843,750
                                                                  ------------
  OIL & GAS EXPLORATION & PRODUCTION - 0.4%
  Sabine Pass LNG LP 7.250%, due 11/30/13...........      150,000      137,250
                                                                  ------------
  OIL, GAS & CONSUMABLE FUELS - 4.0%
  Chesapeake Energy Corp. 7.250%, due 12/15/18......      500,000      488,750
  Dynegy Holdings, Inc. 7.750%, due 06/01/19........      200,000      183,000
  El Paso Corp. 7.250%, due 06/01/18................      500,000      492,500
  PetroHawk Energy Corp.
    7.875%, due 06/01/15 (144A)(a)..................      400,000      392,500
                                                                  ------------
                                                                     1,556,750
                                                                  ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                      SHARES/PAR     VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
  Host Marriott LP 6.375%, due 03/15/15............. $    200,000 $    178,000
  iStar Financial, Inc. 8.625%, due 06/01/13........      350,000      320,250
                                                                  ------------
                                                                       498,250
                                                                  ------------
  RETAIL - MULTILINE - 0.1%
  Dollar General Corp. 10.625%, due 07/15/15........       50,000       49,750
                                                                  ------------
  SOFTWARE - 0.3%
  First Data Corp. 9.875%, due 09/24/15 (144A)(a)...      150,000      130,688
                                                                  ------------
  UTILITIES - 0.5%
  Energy Future Holdings Corp. 10.875%, due
    11/01/17 (144A)(a)..............................      100,000      101,500
  PNM Resources, Inc. 9.250%, due 05/15/15..........      100,000      103,750
                                                                  ------------
                                                                       205,250
                                                                  ------------
  Total Domestic Bonds & Debt Securities (Cost
  $11,990,234)                                                      11,559,702
                                                                  ------------

  COMMON STOCKS - 31.2%
  CAPITAL MARKETS - 0.3%
  Merrill Lynch & Co., Inc..........................        4,000      126,840
                                                                  ------------
  CHEMICALS - 0.7%
  Dow Chemical Co. (The)............................        7,500      261,825
                                                                  ------------
  COMMERCIAL BANKS - 1.1%
  HSBC Holdings Plc.................................       12,000      184,918
  Wells Fargo & Co..................................       10,000      237,500
                                                                  ------------
                                                                       422,418
                                                                  ------------
  DIVERSIFIED FINANCIAL SERVICES - 1.8%
  Bank of America Corp..............................       15,000      358,050
  JPMorgan Chase & Co...............................       10,000      343,100
                                                                  ------------
                                                                       701,150
                                                                  ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
  AT&T, Inc.........................................       15,000      505,350
  Verizon Communications, Inc.......................        8,000      283,200
                                                                  ------------
                                                                       788,550
                                                                  ------------
  ELECTRIC UTILITIES - 6.1%
  American Electric Power Co., Inc..................        5,000      201,150
  Duke Energy Corp..................................       25,000      434,500
  FirstEnergy Corp..................................        3,000      246,990
  FPL Group, Inc....................................        6,000      393,480
  Pinnacle West Capital Corp........................       12,000      369,240
  Southern Co.......................................       20,000      698,400
                                                                  ------------
                                                                     2,343,760
                                                                  ------------
  GAS UTILITIES - 0.5%
  AGL Resources, Inc................................        5,000      172,900
                                                                  ------------
  INDUSTRIAL CONGLOMERATES - 1.0%
  General Electric Co...............................       15,000      400,350

  ------------------------------------------------------------------------------
                                                                       VALUE
  SECURITY DESCRIPTION                                 SHARES         (NOTE 2)
  ------------------------------------------------------------------------------

  MULTI-UTILITIES - 5.2%
  Ameren Corp.......................................       5,000    $    211,150
  Consolidated Edison, Inc..........................       5,000         195,450
  Dominion Resources, Inc...........................       4,000         189,960
  PG&E Corp.........................................      15,000         595,350
  Public Service Enterprise Group, Inc..............      10,000         459,300
  Sempra Energy.....................................       6,000         338,700
                                                                    ------------
                                                                       1,989,910
                                                                    ------------
  MULTILINE RETAIL - 0.5%
  Target Corp.......................................       4,000         185,960
                                                                    ------------
  OIL, GAS & CONSUMABLE FUELS - 3.4%
  BP Plc (ADR)......................................         600          41,742
  Canadian Oil Sands Trust..........................      10,000         539,930
  Chevron Corp......................................       2,500         247,825
  ConocoPhillips....................................       4,000         377,560
  Royal Dutch Shell Plc (ADR).......................         500          40,855
  Spectra Energy Corp...............................       1,000          28,740
  TransCanada Corp..................................       1,000          38,777
                                                                    ------------
                                                                       1,315,429
                                                                    ------------
  PHARMACEUTICALS - 5.7%
  Bristol-Myers Squibb Co...........................       5,000         102,650
  Johnson & Johnson.................................       8,000         514,720
  Merck & Co., Inc..................................      20,000         753,800
  Pfizer, Inc.......................................      20,000         349,400
  Wyeth.............................................      10,000         479,600
                                                                    ------------
                                                                       2,200,170
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
  Duke Realty Corp..................................      20,500         460,225
  iStar Financial, Inc..............................       1,300          17,173
                                                                    ------------
                                                                         477,398
                                                                    ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
  Intel Corp........................................      30,000         644,400
                                                                    ------------
  Total Common Stocks (Cost $12,584,482)                              12,031,060
                                                                    ------------

  PREFERRED STOCKS - 1.5%
  THRIFTS & MORTGAGE FINANCE - 1.5%
  Federal Home Loan Mortgage Corp. 8.375%...........      12,000         291,600
  Federal National Mortgage Association 8.250%......      12,000         275,400
                                                                    ------------
                                                                         567,000
                                                                    ------------
  Total Preferred Stocks (Cost $594,160)                                 567,000
                                                                    ------------

  CONVERTIBLE PREFERRED STOCKS - 5.6%
  AUTOMOBILES - 0.5%
  General Motors Corp. 6.250%, due 07/15/33.........      15,000         198,900
                                                                    ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ---------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ---------------------------------------------------------------------------

  CAPITAL MARKETS - 1.9%
  Legg Mason, Inc. 7.000%, due 06/30/11.............       5,000 $    210,257
  Lehman Brothers Holdings, Inc. 8.750%, due
    07/01/11........................................         500      383,250
    7.250%, due 12/31/49............................         200      160,886
                                                                 ------------
                                                                      754,393
                                                                 ------------
  DIVERSIFIED FINANCIAL SERVICES - 1.4%
  Bank of America Corp. 7.250%, due 12/31/49........         300      265,200
  Citigroup, Inc. 6.500%, due 12/31/49..............       6,000      262,500
                                                                 ------------
                                                                      527,700
                                                                 ------------
  INSURANCE - 0.2%
  American International Group, Inc.
    8.500%, due 08/01/11............................       1,500       88,935
                                                                 ------------
  PHARMACEUTICALS - 0.9%
  Schering-Plough Corp. 6.000%, due 08/13/10........       1,750      335,142
                                                                 ------------
  THRIFTS & MORTGAGE FINANCE - 0.7%
  Federal National Mortgage Association
    8.750%, due 05/13/11............................       3,800      145,540
  Washington Mutual, Inc. 7.750%, due 12/31/49......         200      117,300
                                                                 ------------
                                                                      262,840
                                                                 ------------
  Total Convertible Preferred Stocks (Cost
  $2,586,029)                                                       2,167,910
                                                                 ------------

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 32.0%
 Federal Home Loan Bank 1.850%, due 07/01/08....... $  1,805,000 $  1,805,000
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/08 at 1.100% to
   be repurchased at $2,827,145.20 on 07/01/08
   collateralized by $2,670,000 FHLB at 5.500% due
   08/13/14 with a value of $2,883,600.............   10,559,000   10,559,000
                                                                 ------------
 Total Short-Term Investments (Cost $12,364,000)                   12,364,000
                                                                 ------------

 TOTAL INVESTMENTS - 100.3% (Cost $40,118,905)                     38,689,672
                                                                 ------------

 Other Assets and Liabilities (net) - (0.3)%                         (118,111)
                                                                 ------------

 TOTAL NET ASSETS - 100.0%                                       $ 38,571,561
                                                                 ============

PORTFOLIO FOOTNOTES:

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $3,277,730 of net assets.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $25,140,053              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      13,549,619               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $38,689,672              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

MET/FRANKLIN INCOME PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $28,130,672
   Repurchase Agreement                                                     10,559,000
   Cash                                                                            622
   Receivable for investments sold                                               5,339
   Receivable for Trust shares sold                                          1,653,183
   Dividends receivable                                                         34,420
   Interest receivable                                                         238,917
   Receivable from investment manager (Note 3)                                   6,845
                                                                           -----------
       Total assets                                                         40,628,998
                                                                           -----------
LIABILITIES
   Payables for:
       Investments purchased                                                 2,025,356
       Trust shares redeemed                                                        54
       Distribution and services fees--Class B                                     422
       Management fee (Note 3)                                                  16,211
       Administration fee                                                          432
       Custodian and accounting fees                                             3,109
   Accrued expenses                                                             11,853
                                                                           -----------
   Total liabilities                                                         2,057,437
                                                                           -----------
NET ASSETS                                                                 $38,571,561
                                                                           ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $39,849,878
   Accumulated net realized loss                                               (15,236)
   Unrealized depreciation on investments and foreign currency              (1,422,165)
   Undistributed net investment income                                         159,084
                                                                           -----------
       Total                                                               $38,571,561
                                                                           ===========
NET ASSETS
   Class A                                                                 $35,580,098
                                                                           ===========
   Class B                                                                   2,991,463
                                                                           ===========
CAPITAL SHARES OUTSTANDING
   Class A                                                                   3,688,452
                                                                           ===========
   Class B                                                                     310,247
                                                                           ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $      9.65
                                                                           ===========
   Class B                                                                        9.64
                                                                           ===========

---------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement                      $29,559,905

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2008* (UNAUDITED)


MET/FRANKLIN INCOME PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    74,250
   Interest                                                                   112,687
                                                                          -----------
       Total investment income                                                186,937
                                                                          -----------
EXPENSES
   Management fee (Note 3)                                                     28,466
   Administration fees                                                            830
   Custodian and accounting fees                                                3,109
   Distribution and services fees--Class B                                        548
   Audit                                                                        6,996
   Legal                                                                        3,497
   Trustee fees and expenses                                                    2,623
   Shareholder reporting                                                        1,166
   Insurance                                                                      129
   Organizational expense                                                         518
   Other                                                                          875
                                                                          -----------
       Total expenses                                                          48,757
       Less management fee waiver                                              (4,719)
       Less expenses reimbursed by the Manager                                (16,185)
                                                                          -----------
   Net expenses                                                                27,853
                                                                          -----------
   Net investment income                                                      159,084
                                                                          -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized loss on:
       Investments                                                            (15,086)
       Foreign currency                                                          (150)
                                                                          -----------
   Net realized loss on investments and foreign currency                      (15,236)
                                                                          -----------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (1,429,235)
       Foreign currency                                                         7,070
                                                                          -----------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (1,422,165)
                                                                          -----------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (1,437,401)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(1,278,317)
                                                                          ===========

--------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $       113

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

MET/FRANKLIN INCOME PORTFOLIO
                                                                                 Period Ended
                                                                                June 30, 2008*
                                                                                 (Unaudited)
                                                                                --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                        $   159,084
    Net realized loss on investments and foreign currency                            (15,236)
    Net change in unrealized depreciation on investments and foreign currency     (1,422,165)
                                                                                 -----------
    Net decrease in net assets resulting from operations                          (1,278,317)
                                                                                 -----------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                              --
     Class B                                                                              --
    From net realized gains
     Class A                                                                              --
     Class B                                                                              --
                                                                                 -----------
    Net decrease in net assets resulting from distributions                               --
                                                                                 -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                      36,768,749
     Class B                                                                       3,330,988
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                              --
     Class B                                                                              --
    Cost of shares repurchased
     Class A                                                                              (6)
     Class B                                                                        (249,853)
                                                                                 -----------
    Net increase in net assets from capital share transactions                    39,849,878
                                                                                 -----------
TOTAL INCREASE IN NET ASSETS                                                      38,571,561
    Net assets at beginning of period                                                     --
                                                                                 -----------
    Net assets at end of period                                                  $38,571,561
                                                                                 ===========
    Net assets at end of period includes undistributed net investment income     $   159,084
                                                                                 ===========

*  For the period 4/28/2008 (Commencement of operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                              CLASS A
MET/FRANKLIN INCOME PORTFOLIO                                             ----------------
                                                                           FOR THE PERIOD
                                                                               ENDED
                                                                          JUNE 30, 2008(B)
                                                                            (UNAUDITED)
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $10.00
                                                                               ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................        0.08
Net Realized/Unrealized Loss on Investments..............................       (0.43)
                                                                               ------
Total from Investment Operations.........................................       (0.35)
                                                                               ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................          --
Distributions from Net Realized Capital Gains............................          --
                                                                               ------
Total Distributions......................................................          --
                                                                               ------
NET ASSET VALUE, END OF PERIOD...........................................      $ 9.65
                                                                               ======
TOTAL RETURN                                                                    (3.50)%
Ratio of Expenses to Average Net Assets After Reimbursement..............        0.77 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        1.23 %*
Ratio of Net Investment Income to Average Net Assets.....................        4.47 %*
Portfolio Turnover Rate..................................................         2.1 %
Net Assets, End of Period (in millions)..................................      $ 35.6

                                                                              CLASS B
                                                                          ----------------
                                                                           FOR THE PERIOD
                                                                               ENDED
                                                                          JUNE 30, 2008(B)
                                                                            (UNAUDITED)
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $10.00
                                                                               ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................        0.08
Net Realized/Unrealized Loss on Investments..............................       (0.44)
                                                                               ------
Total from Investment Operations.........................................       (0.36)
                                                                               ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................          --
Distributions from Net Realized Capital Gains............................          --
                                                                               ------
Total Distributions......................................................          --
                                                                               ------
NET ASSET VALUE, END OF PERIOD...........................................      $ 9.64
                                                                               ======
TOTAL RETURN                                                                    (3.60)%
Ratio of Expenses to Average Net Assets After Reimbursement..............        1.00 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        1.40 %*
Ratio of Net Investment Income to Average Net Assets.....................        4.51 %*
Portfolio Turnover Rate..................................................         2.1 %
Net Assets, End of Period (in millions)..................................      $  3.0

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Met/Franklin Income Portfolio (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Franklin Advisers, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $28,466           0.800%   First $200 Million

                                 0.675%   $200 Million to $500 Million

                                 0.650%   Over $500 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                               Expenses Deferred in
                                               --------------------
                                                       2008
                      Maximum Expense Ratio            ----
                      under current Expense    Subject to repayment
                          Limitation Agreement  until December 31,
                      -----------------------  --------------------
                      Class A      Class B             2013
                      -------      -------            -----

                       0.10%        0.35%            $16,185

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the statement of operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                    Net Increase
                      Beginning                                      in Shares    Ending
                       Shares     Sales   Reinvestments Redemptions Outstanding   Shares
                      --------- --------- ------------- ----------- ------------ ---------

 Class A

 4/28/2008-6/30/2008     --     3,688,453      --              (1)   3,688,452   3,688,452

 Class B

 4/28/2008-6/30/2008     --       335,362      --         (25,115)     310,247     310,247

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $27,194,883         $--          $335,451

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
             ----------- ------------ -------------- --------------

             $40,118,905   $171,803    $(1,601,036)   $(1,429,233)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.


QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND ADVISORY AGREEMENT

At a meeting of the Board of Trustees of the Trust held on November 7, 2007, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") as defined in the 1940 Act, initially approved the Management Agreement between the Trust and the Manager with respect to the Portfolio and an investment advisory agreement with respect to the Portfolio (the "Advisory Agreement") between the Manager and Franklin Global Advisers, Inc. ("Franklin Global" the "Adviser").

In approving the Management Agreement with the Manager with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Portfolio by the Manager; (2) the performance of comparable funds managed by the Manager as compared to a peer group and an appropriate index;
(3) the Manager's personnel and operations; (4) the Manager's financial condition; (5) the level and method of computing the Portfolio's management fee; (6) the anticipated profitability of the Manager under the Management Agreement; (7) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (8) the anticipated effect of growth and size on the Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Manager's affiliates, including distribution services. The Disinterested Trustees were advised by independent legal counsel throughout the process. The Board also reviewed a separate report prepared by Bobroff Consulting, Inc., an independent third party consultant, which provided a statistical analysis comparing the Portfolio's investment performance, expenses, and fees to comparable variable annuity portfolios.

The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolio, recognized the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as investment manager to the Portfolio, including the selection of Franklin Global for the Portfolio and oversight of Franklin Global's compliance with fund policies and objectives, review of brokerage matters, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. Based on its consideration and review of the foregoing information, the Board determined that the Portfolio was likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

The Board also evaluated the expertise and performance of the personnel who would be overseeing Franklin Global, and compliance with the Portfolio's investment restrictions, tax and other requirements.

The Board gave substantial consideration to the proposed fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to manage the Trust and the costs associated with compensating Franklin Global. The Board also examined the fees to be paid by the Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing the Portfolio's fee. The Board noted that the total expense ratio was below the median of the peer group for the Portfolio selected by an independent third party. The Board also noted the Manager's commitment to the expense limitation agreement with the Portfolio. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees to be paid to the Manager with respect to the Portfolio was fair and reasonable. The Board also concluded that the Manager's level of profitability from its relationship with the Portfolio was reasonable.

The Board noted that the management fee schedule for the Portfolio contains breakpoints that reduce the fee rate on assets above specified levels. The Board considered the effective fees under the Management Agreement as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of a Portfolio grow. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that the Manager pays the advisory fees out of the management fees it receives from the Portfolio.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent legal counsel, approved the Management Agreement with respect to the Portfolio.

The Board of Trustees approved the Advisory Agreement between the Manager and the Adviser based on a number of factors relating to the Adviser's ability to perform under the Advisory Agreement. These factors included: Franklin Global's management style and long-term performance record with comparable funds; Franklin Global's current level of staffing and its overall resources; Franklin Global's financial condition; and Franklin Global's compliance systems and any disciplinary history. The Disinterested Trustees were advised by independent legal counsel throughout the process.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the Adviser's costs and profitability (to the extent practicable) in serving as the Adviser to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees to be paid to the Adviser in light of fees paid to other investment advisers by comparable funds and the method of computing the Adviser's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by Franklin Global, the Board concluded that the fee to be paid the Adviser with respect to the Portfolio was fair and reasonable.

In considering the profitability to the Adviser of its relationship with the Portfolio, the Board noted that the fees under the Advisory Agreement were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreement and the fees thereunder at arm's length. In addition, the Board noted that the terms of the Advisory Agreement and fees payable thereunder were comparable to the terms of advisory arrangements with other mutual funds managed by the Adviser. The Board also reviewed data regarding fees charged by the Adviser to separately managed accounts with similar investment objectives. The Board reviewed the Adviser's estimate of its projected profit margin, although the Board placed greater weight on each of the factors specified above. As the

Portfolio's relationship with the Adviser is new, no economies of scale have been recognized. The Board noted that the advisory fee schedule for the Portfolios contains breakpoints which in the Board's view appropriately reflect the potential for future recognition of economies of scale.

In connection with these considerations, the Board of Trustees determined that a advisory arrangement between the Manager and the Adviser was in the best interests of the Portfolio and its shareholders. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Adviser with comparable funds, the Board (including a majority of Disinterested Trustees) determined approval of the Advisory Agreement was in the best interests of the Portfolio.

--------------------------------------------------------------------------------
MET/FRANKLIN MUTUAL SHARES PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE:

During the period ended June 30, 2008, the Portfolio had returns of (9.30)% for both its Class A and B Shares, compared with (8.05)% for the Standard & Poor's (S&P) 500 Index./1/

PORTFOLIO REVIEW

Three of the Portfolio's top performing positions were Dell, A.P. Moeller-Maersk and RWE. Dell shares were up during the period due to stronger-than-expected quarterly results as the computer maker experienced stronger-than-predicted demand for its new products and started to realize benefits from its restructuring program. Shares of A.P. Moeller-Maersk, the world's largest shipping company, climbed in May after it announced better-than-expected first quarter earnings results. We feel this confirmed the container shipping operator's ability to persevere in a less-than-robust global economy. Additionally, the company's rapidly growing oil and gas division benefited from rising oil prices. RWE, Germany's second-largest electricity producer, received a boost from rising electricity prices in Europe, as it has higher exposure to electricity generation than many of its competitors.

Three positions that detracted from performance were Fortis, Reynolds American and American International Group (AIG). Shares of Fortis, a Belgium-based banking and insurance provider, fell as banks suffered globally due to the ongoing U.S. subprime credit crisis and deceleration of U.S. and European economies. Fortis's stock also dropped as the company raised capital to strengthen its balance sheet after a sale of non-core assets failed to generate expected proceeds. The Portfolio's holdings in U.S.-based tobacco company Reynolds American declined after the company reported lower-than-expected first quarter results. The company's operating results were hurt by rival Altria's Philip Morris USA division, which heavily promoted its brands in an attempt to grab greater market share. AIG, the world's largest insurance company, struggled after adverse market reaction to its surprise capital-raising announcement, as management sought to "fortify the balance sheet." AIG's stock traded at depressed levels at period-end, which we felt was unwarranted based on company disclosures pertaining to its subprime mortgage exposure.

MARKET ENVIRONMENT/CONDITIONS

During the reporting period, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. A weaker U.S. dollar compared with most foreign currencies contributed to increased export demand, which helped the fragile economy. Also supporting the economy were inventory buildup, expanding government spending and a boost to household finances from a $168 billion government stimulus package. Many economists agreed, however, that the slowing U.S. economy--which is the world's largest and accounts for roughly one-fourth of global gross domestic product--could have a meaningfully negative impact on growth prospects around the world. Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities prices and related equities.

Prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. Many of the world's monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the Eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board
(Fed) eased rates to 2.00% on April 30, the European Central Bank maintained rates at 4.00%. Interest rate differentials pressured the U.S. dollar, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world's currencies, and the dollar's weakness contributed to higher commodities prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Many global and U.S. equity markets were volatile, and a majority of them declined over the reporting period. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies' balance sheets remained relatively strong. Many financial institutions were hurt by their subprime loan exposure, but abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

CURRENT OUTLOOK/STRATEGY

Market fear and volatility can breed opportunity for patient investors. We believe the extended credit crisis has created a number of such opportunities. We have no crystal ball telling us precisely when the U.S. housing market will turn positive or where oil prices will be a year from now. However, we believe that if we stick to our discipline of buying good businesses at cheap valuations, we should reach our goal of limiting our downside risk while generating consistent returns over the long term.

We are committed to our distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are always attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies' intrinsic or business value. We recognize that companies in the midst of change or in distress can provide opportunity overlooked by the market. This is the basis for our unique approach that focuses primarily on undervalued

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN MUTUAL SHARES PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


securities and, to a lesser extent, distressed securities and merger arbitrage opportunities. We try to buy intrinsic value at a discount, making sure that a catalyst is in place to unlock that value.

TEAM MANAGED APPROACH
PETER A. LANGERMAN, Co-Portfolio Manager
F. DAVID SEGAL CFA, Co-Portfolio Manager
DEBORAH A. TURNER CFA, Assistant Portfolio Manager
FRANKLIN MUTUAL ADVISERS, LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Berkshire Hathaway, Inc. - Class B       3.25%
               -------------------------------------------------
               Comcast Corp. - Class A                  2.30%
               -------------------------------------------------
               British American Tobacco Plc             2.22%
               -------------------------------------------------
               Imperial Tobacco Group Plc               2.03%
               -------------------------------------------------
               Constellation Energy Group, Inc.         1.95%
               -------------------------------------------------
               Weyerhaeuser Co.                         1.93%
               -------------------------------------------------
               White Mountains Insurance Group, Ltd.    1.93%
               -------------------------------------------------
               CVS Caremark Corp.                       1.88%
               -------------------------------------------------
               Microsoft Corp.                          1.83%
               -------------------------------------------------
               Dell, Inc.                               1.83%
               -------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Basic Materials                  5.9%
Communications                  10.3%
Cyclical                         8.1%
Non-Cyclical                    31.8%
Energy                           3.7%
Financials                      18.4%
U.S. Government                  0.1%
Industrials                      8.4%
Technology                       7.1%
Utilities                        6.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN MUTUAL SHARES PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                MET/FRANKLIN MUTUAL SHARES PORTFOLIO MANAGED BY
                FRANKLIN MUTUAL ADVISERS, LLC VS. S&P INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                  Met/Franklin Mutual
                   Shares Portfolio           S&P 500 Index/1/
                  -------------------         ---------------
  04/28/2008           $10,000                  $10,000
  06/30/2008             9,070                    9,195


    ----------------------------------------------------------
                                     Cumulative Return/2/
                                (for the period ended 6/30/08)
    ----------------------------------------------------------
                                            Since
                                         Inception/3/
    ----------------------------------------------------------
--  Met/Franklin Mutual Shares
    Portfolio--Class A                      -9.30%
          Class B                           -9.30%
    ----------------------------------------------------------
- - S&P 500 Index/1/                        -8.05%
    ----------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             4/28/08*      6/30/08       4/28/08-6/30/08
MET/FRANKLIN MUTUAL SHARES PORTFOLIO         ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  908.00        $1.50
  Hypothetical (5% return before expenses)      1,000.00      1,007.17         1.58
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  907.00        $1.92
  Hypothetical (5% return before expenses)      1,000.00      1,006.73         2.02
-------------------------------------------  ------------- ------------- ---------------

* Portfolio inception 4/28/08.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.90% and 1.15% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                    VALUE
   SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   COMMON STOCKS - 87.9%
   AEROSPACE & DEFENSE - 0.1%
   GenCorp, Inc.*....................................      4,318 $     30,917
                                                                 ------------
   AIR FREIGHT & LOGISTICS - 1.4%
   Deutsche Post AG..................................     15,595      406,898
   TNT N.V...........................................      4,785      162,557
                                                                 ------------
                                                                      569,455
                                                                 ------------
   AIRLINES - 0.3%
   ACE Aviation Holdings, Inc. - Class A*............      5,533       87,179
   Northwest Airlines Corp.*.........................      6,442       42,903
                                                                 ------------
                                                                      130,082
                                                                 ------------
   AUTO COMPONENTS - 0.7%
   Goodyear Tire & Rubber Co. (The)*.................     10,754      191,744
   Lear Corp.*.......................................      6,150       87,207
                                                                 ------------
                                                                      278,951
                                                                 ------------
   AUTOMOBILES - 1.6%
   DaimlerChrysler AG................................      2,946      181,878
   General Motors Corp...............................     22,837      262,626
   Harley-Davidson, Inc..............................      5,546      201,098
                                                                 ------------
                                                                      645,602
                                                                 ------------
   BEVERAGES - 3.9%
   Anheuser-Busch Cos., Inc..........................      5,081      315,632
   Brown-Forman Corp. - Class B......................      1,849      139,729
   Carlsberg A.S. - Class B..........................      2,106      203,220
   Coca-Cola Enterprises, Inc........................     20,183      349,166
   Dr. Pepper Snapple Group, Inc.*...................      7,282      152,776
   Pernod Ricard S.A.................................      4,438      455,248
                                                                 ------------
                                                                    1,615,771
                                                                 ------------
   BUILDING PRODUCTS - 0.5%
   Owens Corning, Inc.*..............................      8,279      188,347
                                                                 ------------
   CAPITAL MARKETS - 0.2%
   Legg Mason, Inc...................................      1,953       85,092
                                                                 ------------
   CHEMICALS - 0.6%
   Huntsman Corp.....................................      5,455       62,187
   Koninklijke DSM N.V...............................      3,194      186,793
                                                                 ------------
                                                                      248,980
                                                                 ------------
   COMMERCIAL BANKS - 2.4%
   Banco Popolare Societa Cooperativa................      8,432      148,742
   Danske Bank A.S...................................     10,750      308,431
   Intesa Sanpaolo...................................     32,478      184,817
   Mitsubishi UFJ Financial Group, Inc...............      1,500       13,204
   Societe Generale..................................      2,461      211,898
   Swedbank AB - Class A.............................      5,310      101,884
                                                                 ------------
                                                                      968,976
                                                                 ------------
   COMMUNICATIONS EQUIPMENT - 1.3%
   Motorola, Inc.....................................     48,117      353,179
   Telefonaktiebolaget LM Ericsson...................     15,950      164,533
                                                                 ------------
                                                                      517,712
                                                                 ------------

   --------------------------------------------------------------------------
                                                                    VALUE
   SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS - 1.8%
   Dell, Inc.*.......................................     34,312 $    750,747
                                                                 ------------
   CONSUMER FINANCE - 0.4%
   American Express Co...............................      4,884      183,980
                                                                 ------------
   DIVERSIFIED CONSUMER SERVICES - 0.3%
   H&R Block, Inc....................................      2,022       43,271
   Hillenbrand, Inc..................................      3,760       80,464
                                                                 ------------
                                                                      123,735
                                                                 ------------
   DIVERSIFIED FINANCIAL SERVICES - 1.8%
   CIT Group, Inc....................................     13,025       88,700
   Fortis............................................     28,126      446,879
   JPMorgan Chase & Co...............................      6,502      223,084
                                                                 ------------
                                                                      758,663
                                                                 ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
   Koninklijke (Royal) KPN N.V.......................     13,012      222,478
   Telefonica S.A....................................      9,017      238,347
   Verizon Communications, Inc.......................      2,329       82,447
                                                                 ------------
                                                                      543,272
                                                                 ------------
   ELECTRIC UTILITIES - 2.3%
   E. On AG..........................................      1,451      292,245
   Energy East Corp..................................      9,762      241,317
   Exelon Corp.......................................      3,810      342,747
   Iberdrola S.A.....................................      5,439       72,718
                                                                 ------------
                                                                      949,027
                                                                 ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
   Tyco Electronics, Ltd.............................     12,465      446,496
                                                                 ------------
   ENERGY EQUIPMENT & SERVICES - 0.7%
   Exterran Holdings, Inc.*..........................        316       22,591
   Pride International, Inc.*........................      4,519      213,703
   Seadrill, Ltd.....................................      1,012       30,934
   Transocean, Inc...................................        169       25,754
                                                                 ------------
                                                                      292,982
                                                                 ------------
   FOOD & STAPLES RETAILING - 3.9%
   Carrefour S.A.....................................      5,825      328,520
   CVS Caremark Corp.................................     19,512      772,090
   Kroger Co. (The)..................................     16,768      484,092
                                                                 ------------
                                                                    1,584,702
                                                                 ------------
   FOOD PRODUCTS - 4.4%
   Cadbury Plc.......................................     27,316      342,566
   General Mills, Inc................................      3,130      190,210
   Groupe Danone.....................................      2,795      195,617
   Kraft Foods, Inc. - Class A.......................     15,689      446,352
   Nestle S.A........................................     13,865      627,213
                                                                 ------------
                                                                    1,801,958
                                                                 ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
   Covidien, Ltd.....................................      9,931      475,595
   Hill-Rom Holdings, Inc............................      3,470       93,621
                                                                 ------------
                                                                      569,216
                                                                 ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                    VALUE
   SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   HEALTH CARE PROVIDERS & SERVICES - 1.7%
   Quest Diagnostics, Inc............................      6,638 $    321,744
   Tenet Healthcare Corp.*...........................     64,606      359,209
                                                                 ------------
                                                                      680,953
                                                                 ------------
   HOTELS, RESTAURANTS & LEISURE - 0.2%
   Wyndham Worldwide Corp............................      4,767       85,377
                                                                 ------------
   HOUSEHOLD DURABLES - 0.1%
   Beazer Homes USA, Inc.............................      4,841       26,964
                                                                 ------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.0%
   Constellation Energy Group, Inc...................      9,780      802,938
                                                                 ------------
   INDUSTRIAL CONGLOMERATES - 5.2%
   Keppel Corp., Ltd.................................     36,432      300,328
   Koninklijke (Royal) Philips Electronics N.V.......      9,367      316,357
   Orkla A.S.A.......................................     51,836      663,439
   Siemens AG........................................      4,400      487,311
   Tyco International, Ltd...........................      9,269      371,131
                                                                 ------------
                                                                    2,138,566
                                                                 ------------
   INSURANCE - 8.7%
   Allianz SE........................................      1,369      240,587
   American International Group, Inc.................     10,920      288,943
   Berkshire Hathaway, Inc. - Class B*...............        333    1,335,996
   Conseco, Inc.*....................................     11,650      115,568
   Hartford Financial Services Group, Inc. (The).....      1,570      101,375
   Old Republic International Corp...................     15,247      180,524
   Prudential Financial, Inc.........................      3,475      207,597
   Travelers Cos., Inc. (The)........................      3,386      146,952
   White Mountains Insurance Group, Ltd..............      1,847      792,363
   Zurich Financial Services AG......................        729      186,351
                                                                 ------------
                                                                    3,596,256
                                                                 ------------
   IT SERVICES - 1.4%
   Alliance Data Systems Corp.*......................      5,245      296,605
   Electronic Data Systems Corp......................     12,119      298,612
                                                                 ------------
                                                                      595,217
                                                                 ------------
   LEISURE EQUIPMENT & PRODUCTS - 1.7%
   Eastman Kodak Co..................................     12,904      186,205
   Mattel, Inc.......................................     29,815      510,433
                                                                 ------------
                                                                      696,638
                                                                 ------------
   LIFE SCIENCES TOOLS & SERVICES - 0.3%
   MDS, Inc.*........................................      6,864      111,654
                                                                 ------------
   MACHINERY - 0.1%
   SKF AB - Class B..................................      2,292       35,877
                                                                 ------------
   MARINE - 0.9%
   A.P. Moller - Maersk A.S. - Class B...............         32      389,775
                                                                 ------------
   MEDIA - 5.9%
   Cablevision Systems Corp. - Class A*..............      6,370      143,962
   Comcast Corp. - Class A...........................     50,407      945,635
   Liberty Media Holding Corp. - Class A*............        462       11,194
   News Corp. - Class A..............................     11,259      169,335

   --------------------------------------------------------------------------
                                                                    VALUE
   SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   MEDIA - CONTINUED
   Time Warner Cable, Inc. - Class A*................      5,443 $    144,131
   Time Warner, Inc..................................     37,545      555,666
   Viacom, Inc. - Class B*...........................     10,410      317,922
   WPP Group Plc.....................................     14,076      135,431
                                                                 ------------
                                                                    2,423,276
                                                                 ------------
   METALS & MINING - 0.8%
   Alcoa, Inc........................................      9,007      320,829
                                                                 ------------
   MULTI-UTILITIES - 1.2%
   RWE AG............................................      2,818      355,546
   Suez S.A..........................................      2,031      137,958
                                                                 ------------
                                                                      493,504
                                                                 ------------
   OIL, GAS & CONSUMABLE FUELS - 2.5%
   BP Plc............................................     20,166      233,813
   Royal Dutch Shell Plc - Class A...................     12,719      523,447
   Total S.A.........................................      3,232      275,574
                                                                 ------------
                                                                    1,032,834
                                                                 ------------
   PAPER & FOREST PRODUCTS - 3.8%
   Domtar Corp.*.....................................     38,851      211,738
   International Paper Co............................     23,621      550,369
   Weyerhaeuser Co...................................     15,535      794,460
                                                                 ------------
                                                                    1,556,567
                                                                 ------------
   PHARMACEUTICALS - 3.0%
   Bristol-Myers Squibb Co...........................      9,604      197,170
   Novartis AG.......................................      5,079      278,829
   Pfizer, Inc.......................................     28,737      502,035
   Valeant Pharmaceuticals International*............      8,815      150,825
   Watson Pharmaceuticals, Inc.*.....................      4,177      113,489
                                                                 ------------
                                                                    1,242,348
                                                                 ------------
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
   Alexander's, Inc.*................................        812      252,207
   Link (The)........................................     36,222       82,406
   Ventas, Inc.......................................      2,739      116,600
                                                                 ------------
                                                                      451,213
                                                                 ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
   Forestar Real Estate Group, Inc.*.................      3,621       68,980
   St. Joe Co. (The).................................      2,826       96,988
                                                                 ------------
                                                                      165,968
                                                                 ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
   LSI Corp.*........................................     60,629      372,262
   Maxim Integrated Products, Inc....................     11,522      243,690
                                                                 ------------
                                                                      615,952
                                                                 ------------
   SOFTWARE - 2.2%
   Microsoft Corp....................................     27,378      753,169
   NAVTEQ Corp.*.....................................      2,030      156,310
                                                                 ------------
                                                                      909,479
                                                                 ------------
   SPECIALTY RETAIL - 1.2%
   Home Depot, Inc. (The)............................     20,995      491,703
                                                                 ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------------
                                                                       VALUE
   SECURITY DESCRIPTION                                 SHARES        (NOTE 2)
   --------------------------------------------------------------------------------

   THRIFTS & MORTGAGE FINANCE - 0.3%
   Federal National Mortgage Association.............        500    $      9,755
   Guaranty Financial Group, Inc.*...................      3,093          16,609
   Washington Mutual, Inc............................     21,907         108,002
                                                                    ------------
                                                                         134,366
                                                                    ------------
   TOBACCO - 8.7%
   Altria Group, Inc.................................     13,016         267,609
   British American Tobacco Plc......................     26,503         913,388
   Imperial Tobacco Group Plc........................     22,443         834,823
   JAPAN TOBACCO, Inc................................         63         268,110
   KT&G Corp.........................................      3,979         342,585
   Philip Morris International, Inc..................      7,705         380,550
   Reynolds American, Inc............................     11,911         555,886
                                                                    ------------
                                                                       3,562,951
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.6%
   Sprint Nextel Corp................................     26,516         251,902
                                                                    ------------
   Total Common Stocks (Cost $39,642,518)                             36,097,770
                                                                    ------------

   CONVERTIBLE PREFERRED STOCK - 0.0%
   THRIFTS & MORTGAGE FINANCE - 0.0%
   Federal National Mortgage Association 8.750%, due
   05/13/11 (Cost - $20,000)                                 400          15,320
                                                                    ------------

  ------------------------------------------------------------------------------
                                                        PAR         VALUE
  SECURITY DESCRIPTION                                 AMOUNT      (NOTE 2)
  ------------------------------------------------------------------------------

  SHORT-TERM INVESTMENT - 13.4%
  Federal Home Loan Bank 0.010%, due 07/01/08
    (Cost - $5,500,000)............................. $ 5,500,000 $  5,500,000
                                                                 ------------

  TOTAL INVESTMENTS - 101.3% (Cost $45,162,518)                    41,613,090
                                                                 ------------

  Other Assets and Liabilities (net) - (1.3)%                        (519,677)
                                                                 ------------

  TOTAL NET ASSETS - 100.0%                                      $ 41,093,413
                                                                 ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $24,946,095        $      0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      16,666,995         109,171
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $41,613,090        $109,171

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

MET/FRANKLIN MUTUAL SHARES PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $41,613,090
   Cash                                                                         49,372
   Cash denominated in foreign currencies**                                     26,124
   Receivable for investments sold                                              16,834
   Receivable for Trust shares sold                                          1,617,737
   Dividends receivable                                                         38,431
   Receivable from investment manager (Note 3)                                   6,649
                                                                           -----------
       Total assets                                                         43,368,237
                                                                           -----------
LIABILITIES
   Payables for:
       Investments purchased                                                 2,101,428
       Trust shares redeemed                                                    26,310
       Unrealized depreciation on forward currency contracts (Note 6)          109,171
       Distribution and services fees--Class B                                   1,098
       Management fee (Note 3)                                                  21,318
       Administration fee                                                          444
       Custodian and accounting fees                                             3,109
   Accrued expenses                                                             11,946
                                                                           -----------
   Total liabilities                                                         2,274,824
                                                                           -----------
NET ASSETS                                                                 $41,093,413
                                                                           ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $44,721,716
   Accumulated net realized loss                                               (35,074)
   Unrealized depreciation on investments and foreign currency              (3,659,258)
   Undistributed net investment income                                          66,029
                                                                           -----------
       Total                                                               $41,093,413
                                                                           ===========
NET ASSETS
   Class A                                                                 $33,748,665
                                                                           ===========
   Class B                                                                   7,344,748
                                                                           ===========
CAPITAL SHARES OUTSTANDING
   Class A                                                                   3,718,947
                                                                           ===========
   Class B                                                                     809,898
                                                                           ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $      9.07
                                                                           ===========
   Class B                                                                        9.07
                                                                           ===========

---------------------------------------------------------------------------------------
* Investments at cost                                                      $45,162,518
**Cost of cash denominated in foreign currencies                                26,103

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2008* (UNAUDITED)


MET/FRANKLIN MUTUAL SHARES PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    87,245
   Interest                                                                    14,795
                                                                          -----------
       Total investment income                                                102,040
                                                                          -----------
EXPENSES
   Management fee (Note 3)                                                     30,751
   Administration fees                                                            847
   Custodian and accounting fees                                                3,109
   Distribution and services fees--Class B                                      1,417
   Audit                                                                        6,996
   Legal                                                                        3,497
   Trustee fees and expenses                                                    2,623
   Shareholder reporting                                                        1,166
   Insurance                                                                      129
   Organizational expense                                                         518
   Other                                                                          874
                                                                          -----------
       Total expenses                                                          51,927
       Less expenses reimbursed by the Manager                                (15,916)
                                                                          -----------
   Net expenses                                                                36,011
                                                                          -----------
   Net investment income                                                       66,029
                                                                          -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                            (37,865)
       Foreign currency                                                         2,791
                                                                          -----------
   Net realized loss on investments and foreign currency                      (35,074)
                                                                          -----------
   Net change in unrealized depreciation on:
       Investments                                                         (3,549,430)
       Foreign currency                                                      (109,828)
                                                                          -----------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (3,659,258)
                                                                          -----------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (3,694,332)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(3,628,303)
                                                                          ===========

--------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     4,592

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

MET/FRANKLIN MUTUAL SHARES PORTFOLIO
                                                                          Period Ended
                                                                         June 30, 2008*
                                                                          (Unaudited)
                                                                         --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                  $    66,029
   Net realized loss on investments and foreign currency                      (35,074)
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (3,659,258)
                                                                          -----------
   Net decrease in net assets resulting from operations                    (3,628,303)
                                                                          -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                       --
     Class B                                                                       --
   From net realized gains
     Class A                                                                       --
     Class B                                                                       --
                                                                          -----------
   Net decrease in net assets resulting from distributions                         --
                                                                          -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               36,772,352
     Class B                                                                8,130,621
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                       --
     Class B                                                                       --
   Cost of shares repurchased
     Class A                                                                      (18)
     Class B                                                                 (181,239)
                                                                          -----------
   Net increase in net assets from capital share transactions              44,721,716
                                                                          -----------
TOTAL INCREASE IN NET ASSETS                                               41,093,413
   Net assets at beginning of period                                               --
                                                                          -----------
   Net assets at end of period                                            $41,093,413
                                                                          ===========
   Net assets at end of period includes undistributed net investment
       income                                                             $    66,029
                                                                          ===========

*  For the period 4/28/2008 (Commencement of operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                              CLASS A
MET/FRANKLIN MUTUAL SHARES PORTFOLIO                                      ----------------
                                                                           FOR THE PERIOD
                                                                               ENDED
                                                                          JUNE 30, 2008(B)
                                                                            (UNAUDITED)
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $10.00
                                                                               ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................        0.03
Net Realized/Unrealized Loss on Investments..............................       (0.96)
                                                                               ------
Total from Investment Operations.........................................       (0.93)
                                                                               ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................          --
Distributions from Net Realized Capital Gains............................          --
                                                                               ------
Total Distributions......................................................          --
                                                                               ------
NET ASSET VALUE, END OF PERIOD...........................................      $ 9.07
                                                                               ======
TOTAL RETURN                                                                    (9.30)%
Ratio of Expenses to Average Net Assets After Reimbursement..............        0.90 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        1.32 %*
Ratio of Net Investment Income to Average Net Assets.....................        1.80 %*
Portfolio Turnover Rate..................................................         1.0 %
Net Assets, End of Period (in millions)..................................      $ 33.7

                                                                              CLASS B
                                                                          ----------------
                                                                           FOR THE PERIOD
                                                                               ENDED
                                                                          JUNE 30, 2008(B)
                                                                            (UNAUDITED)
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $10.00
                                                                               ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................        0.02
Net Realized/Unrealized Loss on Investments..............................       (0.95)
                                                                               ------
Total from Investment Operations.........................................       (0.93)
                                                                               ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................          --
Distributions from Net Realized Capital Gains............................          --
                                                                               ------
Total Distributions......................................................          --
                                                                               ------
NET ASSET VALUE, END OF PERIOD...........................................      $ 9.07
                                                                               ======
TOTAL RETURN                                                                    (9.30)%
Ratio of Expenses to Average Net Assets After Reimbursement..............        1.15 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        1.52 %*
Ratio of Net Investment Income to Average Net Assets.....................        1.27 %*
Portfolio Turnover Rate..................................................         1.0 %
Net Assets, End of Period (in millions)..................................      $  7.3

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Met/Franklin Mutual Shares Portfolio (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

I. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Franklin Mutual Advisers, LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $30,751           0.800%             ALL

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                            Expenses Deferred in
                                            --------------------
                                                    2008
                      Maximum Expense Ratio         ----
                      under current Expense Subject to repayment
                      Limitation Agreement   until December 31,
                      --------------------  --------------------
                      Class A    Class B            2013
                      -------    -------           -----

                       0.90%      1.15%           $15,916

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the statement of operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                     Net Increase
                       Beginning                                      in Shares    Ending
                        Shares     Sales   Reinvestments Redemptions Outstanding   Shares
                       --------- --------- ------------- ----------- ------------ ---------

 Class A                  --     3,718,949      --              (2)   3,718,947   3,718,947

 4/28/2008-6/30/2008

 Class B

 4/28/2008-06/30/2008     --       828,389      --         (18,491)     809,898     809,898

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $39,852,765         $--          $223,239

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
             ----------- ------------ -------------- --------------

             $45,162,518   $140,197    $(3,689,625)   $(3,549,428)

6. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Sell:

                                                                 Net Unrealized
                                         Value at    In Exchange Appreciation/
 Settlement Date  Contracts to Deliver June 30, 2008  for U.S.$  (Depreciation)
 ---------------  -------------------- ------------- ----------- --------------
   10/27/2008          39,800 CAD        $ 39,462       39,018      $   444
   10/27/2008          25,900 CAD          25,953       25,391          562
   10/27/2008         120,000 CAD         118,231      117,643          588
   7/7/2008           114,041 CHF         109,698      111,771       (2,073)
   7/7/2008           145,400 CHF         139,604      142,506       (2,902)
   7/7/2008             8,000 CHF           7,755        7,841          (86)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

6. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                 Net Unrealized
                                         Value at    In Exchange Appreciation/
 Settlement Date  Contracts to Deliver June 30, 2008  for U.S.$  (Depreciation)
 ---------------  -------------------- ------------- ----------- --------------
   7/7/2008             280,000 CHF     $  267,891      274,427    $  (6,536)
   10/23/2008           950,000 DKK        196,248      199,352       (3,104)
   10/23/2008           960,418 DKK        198,106      201,538       (3,432)
   11/13/2008           700,000 EUR      1,071,840    1,094,753      (22,913)
   11/13/2008           533,886 EUR        815,777      834,961      (19,184)
   11/13/2008           243,020 EUR        379,254      380,067         (813)
   11/13/2008           113,189 EUR        175,374      177,020       (1,646)
   11/13/2008           203,684 EUR        313,492      318,548       (5,056)
   11/13/2008           900,000 EUR      1,385,046    1,407,540      (22,494)
   9/10/2008            500,000 GBP        980,560      989,949       (9,389)
   9/10/2008            452,130 GBP        884,818      895,170      (10,352)
   9/19/2008         11,500,000 JPY        111,889      108,772        3,117
   9/19/2008          6,600,000 JPY         61,457       62,425         (968)
   9/29/2008        170,000,000 KRW        164,729      162,055        2,674
   11/19/2008         1,000,000 NOK        196,537      193,696        2,841
   11/19/2008         1,600,000 NOK        304,431      309,914       (5,483)
   9/16/2008            700,000 SEK        114,931      115,698         (767)
   9/16/2008            726,400 SEK        118,675      120,062       (1,387)
   7/24/2008            160,000 SGD        116,896      117,708         (812)
                                                                   ---------
                                                                   $(109,171)
                                                                   =========

CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro Dollar
GBP - Great Britain Pound
JPY - Japanese Yen
KRW - South Korean Won
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND ADVISORY AGREEMENT

At a meeting of the Board of Trustees of the Trust held on November 7, 2007, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") as defined in the 1940 Act, initially approved the Management Agreement between the Trust and the Manager with respect to the Portfolio and an investment advisory agreement with respect to the Portfolio (the "Advisory Agreement") between the Manager and Franklin Mutual Advisers, LLC ("Franklin Mutual" or the "Adviser").

In approving the Management Agreement with the Manager with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Portfolio by the Manager; (2) the performance of comparable funds managed by the Manager as compared to a peer group and an appropriate index;
(3) the Manager's personnel and operations; (4) the Manager's financial condition; (5) the level and method of computing the Portfolio's management fee; (6) the anticipated profitability of the Manager under the Management Agreement; (7) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (8) the anticipated effect of growth and size on the Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Manager's affiliates, including distribution services. The Disinterested Trustees were advised by independent legal counsel throughout the process. The Board also reviewed a separate report prepared by Bobroff Consulting, Inc., an independent third party consultant, which provided a statistical analysis comparing the Portfolio's investment performance, expenses, and fees to comparable variable annuity portfolios.

The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolio, recognized the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as investment manager to the Portfolio, including the selection of Franklin Mutual for the Portfolio and oversight of Franklin Mutual's compliance with fund policies and objectives, review of brokerage matters, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. Based on its consideration and review of the foregoing information, the Board determined that the Portfolio was likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

The Board also evaluated the expertise and performance of the personnel who would be overseeing Franklin Mutual, and compliance with the Portfolio's investment restrictions, tax and other requirements.

The Board gave substantial consideration to the proposed fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to manage the Trust and the costs associated with compensating Franklin Mutual. The Board also examined the fees to be paid by the Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing the Portfolio's fee. The Board noted that the total expense ratio was below the median of the peer group for the Portfolio selected by an independent third party. The Board also noted the Manager's commitment to the expense limitation agreement with the Portfolio. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees to be paid to the Manager with respect to the Portfolio was fair and reasonable. The Board also concluded that the Manager's level of profitability from its relationship with the Portfolio was reasonable.

The Board considered the effective fees under the Management Agreement and possible economies of scale that may be realized if the assets of the Portfolio grow. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent legal counsel, approved the Management Agreement with respect to the Portfolio.

The Board of Trustees approved the Advisory Agreement between the Manager and the Adviser based on a number of factors relating to the Adviser's ability to perform under the Advisory Agreement. These factors included: Franklin Mutual's management style and long-term performance record with comparable funds; Franklin Mutual's current level of staffing and its overall resources; Franklin Mutual's financial condition; and Franklin Mutual's compliance systems and any disciplinary history. The Disinterested Trustees were advised by independent legal counsel throughout the process.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the Adviser's costs and profitability (to the extent practicable) in serving as the Adviser to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees to be paid to the Adviser in light of fees paid to other investment advisers by comparable funds and the method of computing the Adviser's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by Franklin Mutual, the Board concluded that the fee to be paid the Adviser with respect to the Portfolio was fair and reasonable.

In considering the profitability to the Adviser of its relationship with the Portfolio, the Board noted that the fees under the Advisory Agreement were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreement and the fees thereunder at arm's length. In addition, the Board noted that the terms of the Advisory Agreement and fees payable thereunder were comparable to the terms of advisory arrangements with other mutual funds managed by the Adviser. The Board also reviewed data regarding fees charged by the Adviser to separately managed accounts with similar investment objectives. The Board reviewed the Adviser's estimate of its projected profit margin, although the Board placed greater weight on each of the factors specified above. As the Portfolio's relationship with the Adviser is new, no economies of scale have been recognized.

In connection with these considerations, the Board of Trustees determined that a advisory arrangement between the Manager and the Adviser was in the best interests of the Portfolio and its shareholders. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Adviser with comparable funds, the Board (including a majority of Disinterested Trustees) determined approval of the Advisory Agreement was in the best interests of the Portfolio.

--------------------------------------------------------------------------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO FOR THE PERIOD ENDED 6/30/08 MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

From its inception on April 28, 2008 to June 30, 2008, the Met/Franklin Founding Strategy Portfolio returned (6.60)% and (6.70)% Class A and B Shares, respectively. This compares to a (8.05)% return for the Standard & Poor's 500 Index/1/

ECONOMIC AND MARKET REVIEW

NOTE: ALTHOUGH THE PORTFOLIO HAS ONLY BEEN IN EXISTENCE FOR TWO MONTHS, WE ARE PROVIDING AN ECONOMIC AND MARKET REVIEW OF THE ENTIRE SIX MONTH PERIOD ENDING JUNE 30, 2008.

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/2/ eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/3/ even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index. Large cap stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The Energy sector was by far the best performing sector with a 8.8% return for the period. The Financial sector, roiled by the credit crisis, was the worst performing sector with a -29.7% return during the period.

Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a -11.0% return. On a local currency basis, foreign stocks were down even more but foreign stocks were helped by a declining dollar. As with domestic stocks, growth stocks held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of three portfolios of the Met Investors Series Trust subadvised by the Franklin Templeton organization:
MET/FRANKLIN MUTUAL SHARES, MET/TEMPLETON GROWTH, and MET/FRANKLIN INCOME. The Portfolio's strategy is to hold one-third in each of the underlying portfolios and to rebalance the Portfolio on a quarterly basis.

The MET/FRANKLIN MUTUAL SHARES, which invests primarily in large cap value oriented stocks, returned -9.2% for the period compared to the -8.05% of the S&P 500; the Met/Templeton Growth Portfolio, which invests in both foreign and domestic stocks, returned -7.1% for the period compared to the -7.42 return of the MSCI World Index, and the Met/Franklin Income Portfolio, which invests in a combination of stocks and bonds, returned -3.6% for the period compared to the -8.05% return of the S&P 500 and the -0.04% return of the Lehman Brother Aggregate Bond Index. The underperformance of the MET/FRANKLIN MUTUAL SHARES PORTFOLIO over this very short period was due primarily to an underweighting to the strong Energy sector. The MET/TEMPLETON GROWTH PORTFOLIO was helped by an underweight in the weak Financial sector and a large holding in Cash. MET/FRANKLIN INCOME PORTFOLIO benefited from its significant holdings in bonds.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The Standard & Poor's (S&P) 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a marketweighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO FOR THE PERIOD ENDED 6/30/08 MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                           Percent of
           Description                                     Net Assets
           ----------------------------------------------------------
           Met/Franklin Income Portfolio (Class A)           34.22%
           ----------------------------------------------------------
           Met/Templeton Growth Portfolio (Class A)          33.24%
           ----------------------------------------------------------
           Met/Franklin Mutual Shares Portfolio (Class A)    32.54%
           ----------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO FOR THE PERIOD ENDED 6/30/08 MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


         MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO MANAGED BY
              MET INVESTORS ADVISORY, LLC VS. S&P(R) 500 INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

              Met/Franklin Templeton
           Founding Strategy Portfolio    S&P /(R)/ Index/1/
            ---------------------------  -------------------

04/28/2008           $10,000                $10,000
06/30/2008             9,330                  9,195



    ------------------------------------------------------------------
                                            Cumulative Return
                                     (for the period ended 6/30/08)/3/
    ------------------------------------------------------------------
                                                  Since
                                               Inception/4/
    ------------------------------------------------------------------
    Met/Franklin Templeton Founding
    Strategy Portfolio--Class A                   -6.60%
--  Class B                                       -6.70%
    ------------------------------------------------------------------
--  S&P(R) 500 Index/1/                           -8.05%
    ------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                     BEGINNING     ENDING        EXPENSES PAID
                                                     ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                                     4/28/08*      6/30/08       4/28/08-6/30/08
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO   ------------- ------------- ---------------

  Class A(a)(b)
  Actual                                               $1,000.00     $  934.00        $0.08
  Hypothetical (5% return before expenses)              1,000.00      1,008.66         0.09
---------------------------------------------------  ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                               $1,000.00     $  933.00        $0.51
  Hypothetical (5% return before expenses)              1,000.00      1,008.22         0.53
---------------------------------------------------  ------------- ------------- ---------------

* Class Inception April 28, 2008.
** Expenses are equal to the Portfolio's annualized expense ratio of 1.00% and 1.30% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ---------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
  ---------------------------------------------------------------------------

  INVESTMENT COMPANY SECURITIES - 100.0%
  Met/Franklin Income Portfolio(a)..................  3,189,434 $ 30,746,144
  Met/Franklin Mutual Shares Portfolio(a)...........  3,219,552   29,233,532
  Met/Templeton Growth Portfolio(a).................  3,213,617   29,854,503
                                                                ------------
                                                                  89,834,179
                                                                ------------
  Total Investment Company Securities (Cost
  $95,335,688)                                                    89,834,179
                                                                ------------

  TOTAL INVESTMENTS - 100.0% (Cost $95,335,688)                   89,834,179
                                                                ------------

  Other Assets and Liabilities (net) - 0.0%                          (21,796)
                                                                ------------

  TOTAL NET ASSETS - 100.0%                                     $ 89,812,383
                                                                ============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $89,834,179              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $89,834,179              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $89,834,179
   Receivable for Trust shares sold                                          4,641,132
   Receivable from investment manager (Note 3)                                   9,682
                                                                           -----------
       Total assets                                                         94,484,993
                                                                           -----------
LIABILITIES
   Payables for:
       Investments purchased                                                 4,582,543
       Trust shares redeemed                                                    58,589
       Distribution and services fees--Class B                                  13,700
       Management fee (Note 3)                                                   2,779
       Administration fee                                                        2,146
       Custodian and accounting fees                                             4,146
   Accrued expenses                                                              8,707
                                                                           -----------
       Total liabilities                                                     4,672,610
                                                                           -----------
NET ASSETS                                                                 $89,812,383
                                                                           ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $95,335,406
   Unrealized depreciation on investments                                   (5,501,509)
   Accumulated net investment loss                                             (21,514)
                                                                           -----------
       Total                                                               $89,812,383
                                                                           ===========
NET ASSETS
   Class A                                                                 $   924,466
                                                                           ===========
   Class B                                                                  88,887,917
                                                                           ===========
CAPITAL SHARES OUTSTANDING
   Class A                                                                      99,023
                                                                           ===========
   Class B                                                                   9,522,521
                                                                           ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $      9.34
                                                                           ===========
   Class B                                                                        9.33
                                                                           ===========

---------------------------------------------------------------------------------------
* Investments at cost                                                      $95,335,688

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2008* (UNAUDITED)

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $        --
                                                                          -----------
       Total investment income                                                     --
                                                                          -----------
EXPENSES
   Management fee (Note 3)                                                      3,657
   Administration fees                                                          4,146
   Custodian and accounting fees                                                4,146
   Distribution and services fees--Class B                                     17,857
   Audit                                                                        4,462
   Legal                                                                        3,497
   Trustee fees and expenses                                                    2,623
   Insurance                                                                      389
   Organizational expense                                                         518
   Other                                                                          874
                                                                          -----------
       Total expenses                                                          42,169
       Less expenses reimbursed by the manager                                (20,655)
                                                                          -----------
   Net expenses                                                                21,514
                                                                          -----------
   Net investment loss                                                        (21,514)
                                                                          -----------
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS
   Net realized gain on:
       Investments                                                                 --
       Capital gain distributions from Underlying Portfolios                       --
                                                                          -----------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                                  --
                                                                          -----------
   Net change in unrealized depreciation on:
       Investments                                                         (5,501,509)
                                                                          -----------
   Net change in unrealized depreciation on investments                    (5,501,509)
                                                                          -----------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolio                (5,501,509)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(5,523,023)
                                                                          ===========

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
                                                                          Period Ended
                                                                         June 30, 2008*
                                                                          (Unaudited)
                                                                         --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment loss                                                    $   (21,514)
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                                  --
   Net change in unrealized depreciation on investments                    (5,501,509)
                                                                          -----------
   Net decrease in net assets resulting from operations                    (5,523,023)
                                                                          -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                       --
     Class B                                                                       --
   From net realized gains
     Class A                                                                       --
     Class B                                                                       --
                                                                          -----------
   Net decrease in net assets resulting from operations                            --
                                                                          -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                  990,217
     Class B                                                               95,149,702
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                       --
     Class B                                                                       --
   Cost of shares repurchased
     Class A                                                                       --
     Class B                                                                 (804,513)
                                                                          -----------
   Net increase in net assets from capital share transactions              95,335,406
                                                                          -----------
TOTAL INCREASE IN NET ASSETS                                               89,812,383
   Net assets at beginning of period                                               --
                                                                          -----------
   Net assets at end of period                                            $89,812,383
                                                                          ===========
   Net assets at end of period includes undistributed net investment
       loss                                                               $   (21,514)
                                                                          ===========

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                 CLASS A
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO                           ----------------
                                                                              FOR THE PERIOD
                                                                                  ENDED
                                                                             JUNE 30, 2008(B)
                                                                               (UNAUDITED)
                                                                             ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................................      $10.00
                                                                                  ------
LOSS FROM INVESTMENT OPERATIONS
Net Investment Loss(a)......................................................       (0.00)+
Net Realized/Unrealized Loss on Investments.................................       (0.66)
                                                                                  ------
Total from Investment Operations............................................       (0.66)
                                                                                  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................          --
Distributions from Net Realized Capital Gains...............................          --
                                                                                  ------
Total Distributions.........................................................          --
                                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................................      $ 9.34
                                                                                  ======
TOTAL RETURN                                                                       (6.60)%
Ratio of Expenses to Average Net Assets After Reimbursement(d)..............        0.05 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e).        1.05 %*
Ratio of Net Investment Loss to Average Net Assets(f).......................       (0.05)%*
Portfolio Turnover Rate.....................................................         0.0 %(c)
Net Assets, End of Period (in millions).....................................      $  0.9

                                                                                 CLASS B
                                                                             ----------------
                                                                              FOR THE PERIOD
                                                                                  ENDED
                                                                             JUNE 30, 2008(B)
                                                                               (UNAUDITED)
                                                                             ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $10.00
                                                                                  ------
LOSS FROM INVESTMENT OPERATIONS
Net Investment Loss(a)......................................................       (0.01)
Net Realized/Unrealized Loss on Investments.................................       (0.66)
                                                                                  ------
Total from Investment Operations............................................       (0.67)
                                                                                  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................          --
Distributions from Net Realized Capital Gains...............................          --
                                                                                  ------
Total Distributions.........................................................          --
                                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................................      $ 9.33
                                                                                  ======
TOTAL RETURN                                                                       (6.70)%
Ratio of Expenses to Average Net Assets After Reimbursement(d)..............        0.30 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e).        0.57 %*
Ratio of Net Investment Loss to Average Net Assets(f).......................       (0.30)%*
Portfolio Turnover Rate.....................................................         0.0 %(c)
Net Assets, End of Period (in millions).....................................      $ 88.9

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2008.
(c) For the period ended 06/30/2008, the portfolio turnover calculation is zero, due to no sales activity.
(d) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Met/Franklin Templeton Founding Strategy Portfolio (commenced operations on April 28, 2008), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                  $3,657           0.05%              ALL

Metropolitan Life Insurance Company (MLIC) service as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                          Expenses Deferred in
                                                          --------------------
                                                                  2008
                                                                  ----
                      Maximum Expense Ratio under current Subject to repayment
                      Expense Limitation Agreement         until December 31,
                      ----------------------------------  --------------------
                      Class A           Class B                   2013
                      -------           -------                  -----

                       0.05%             0.30%                  $20,655

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                      Net Increase
                        Beginning                                      in Shares    Ending
                         Shares     Sales   Reinvestments Redemptions Outstanding   Shares
                        --------- --------- ------------- ----------- ------------ ---------

 Class A

 04/28/2008-06/30/2008     --        99,023      --              --       99,023      99,023

 Class B

 04/28/2008-06/30/2008     --     9,604,268      --         (81,747)   9,522,521   9,522,521

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $95,335,688         $--            $--

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
             ----------- ------------ -------------- --------------

             $95,335,688     $--       $(5,501,509)   $(5,501,509)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

8. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year as follows:

                                         Number of      Shares     Shares     Number of
                                       shares held at purchased     sold    shares held at
                                         April 28,    during the during the    June 30,
Security Description                       2008**       period     period        2008
--------------------                   -------------- ---------- ---------- --------------

Met/Franklin Income Portfolio*               --       3,189,434      --       3,189,434

Met/Franklin Mutual Shares Portfolio*        --       3,219,552      --       3,219,552

Met/Templeton Growth Portfolio*              --       3,213,617      --       3,213,617


* The Portfolio had ownership of at least 25% of the outstanding voting securities as of June 30, 2008. Once filed, the most recent Annual Report will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.
** Commencement of operations

                                        Net Realized         Capital
                                         Gain (Loss)    Gain Distributions   Income earned
                                       on Investments    from Affiliates    from Affiliates
Security Description                  during the period during the period  during the period Ending Value
--------------------                  ----------------- ------------------ ----------------- ------------

Met/Franklin Income Portfolio                $--               $--                $--        $30,746,144

Met/Franklin Mutual Shares Portfolio          --                --                 --         29,233,532

Met/Templeton Growth Portfolio                --                --                 --         29,854,503


                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

At a meeting of the Board of Trustees of the Trust held on November 7, 2007, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") as defined in the 1940 Act, initially approved the Management Agreement between the Trust and the Manager with respect to the Portfolio.

In approving the Management Agreement with the Manager with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Portfolio by the Manager; (2) the Manager's personnel and operations;
(3) the Manager's financial condition; (4) the level and method of computing the Portfolio's management fee; (5) the anticipated profitability of the Manager under the Management Agreement; (6) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (7) the anticipated effect of growth and size on the Portfolio's performance and expenses; and (8) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Manager's affiliates, including distribution services. The Disinterested Trustees were advised by independent legal counsel throughout the process. The Board also reviewed a separate report prepared by Bobroff Consulting, Inc., an independent third party consultant, which provided a statistical analysis comparing the Portfolio's investment performance, expenses, and fees to comparable variable annuity portfolios.

The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolio, recognized the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as the investment manager to the Portfolio, including oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. Based on its consideration and review of the foregoing information, the Board determined that the Portfolio was likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

The Board also evaluated the expertise and performance of the personnel who would be overseeing the Portfolio, and compliance with the Portfolio's investment restrictions, tax and other requirements.

The Board gave substantial consideration to the proposed fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to manage the Trust. The Board also examined the fees to be paid by the Portfolio and the method of computing the Portfolio's fee. The Board also noted the Manager's commitment to the expense limitation agreement with the Portfolio. In light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees to be paid to the Manager with respect to the Portfolio was fair and reasonable. The Board also concluded that the Manager's anticipated level of profitability from its relationship with the Portfolio was reasonable.

The Board considered the effective fees under the Management Agreement and possible economies of scale that may be realized if the assets of the Portfolio grow. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent legal counsel, approved the Management Agreement with respect to the Portfolio.

--------------------------------------------------------------------------------
MET/TEMPLETON GROWTH PORTFOLIO                     FOR THE PERIOD ENDED 6/30/08
MANAGED BY TEMPLETON GLOBAL ADVISORS, LTD.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

During the period under review, the Portfolio had a (7.10)% total return for both its Class A and B Shares compared to (7.42)% for its benchmark, the Morgan Stanley Capital International (MSCI) World Index/SM/./1/

PORTFOLIO REVIEW

Buy and sell decisions are based on our analysis of the long-term (usually five years) prospects for each company. Our bottom-up investment strategy frequently results in a portfolio that has a very different geographic and industry mix than that of the Portfolio's benchmark, the MSCI World Index/SM/.

The Portfolio held a larger than normal cash position as we began investing to build our holdings. For the volatile period since inception, the cash position was beneficial to performance relative to the MSCI World Index/SM/.

The Portfolio's financials holdings, at nearly half the weight of the benchmark's, accounted for the largest contribution to relative performance. At Templeton, we have been underweighted in financials for some time due to our analysts' assessment that their level of earnings and return on capital were unsustainably high and the level of loan loss provisions unsustainably low over our investment time horizon, and your Portfolio is invested accordingly. However, despite relative outperformance, absolute returns still suffered amid the sector's collective sell-off, and three of the period's five worst stocks were financials holdings, including American International Group, the Portfolio's most significant detractor from performance. As the world's largest insurer, AIG underwrote some of the structured credit derivatives backed by U.S. household debt, and as underlying defaults began to mount, an audit forced the company to mark down these policies and take accounting losses.

Energy stocks, on the other hand, delivered the period's best absolute gains, but trailed the benchmark's returns due in large part to a moderately underweighted position in the momentum-driven sector. The share prices of major integrated oil companies have generally lagged the run-up in oil futures, and many continue to discount oil under $100 per barrel. Furthermore, other selected companies within the energy sector have attractively priced businesses with solid long-term earnings growth opportunities which are not yet reflected in their valuation levels. This has created a few interesting opportunities in the sector, as evidenced in the Portfolio's best performing energy stock during the most recent period, El Paso, the largest supplier of natural gas in the U.S. Although we remained cautious about our exposure to the energy sector, we continued to find selected opportunities that we believe have some compelling valuations.

We feel that materials sector valuations, however, were much less enticing. The Portfolio's materials holdings significantly lagged the benchmark due to our large underweighting in the momentum-driven sector and our selective focus on out-of-favor paper stocks, which remained mired in a cyclical trough while metals and mining stocks extended their protracted rally. Industrials stocks disappointed as fears of slowing global growth negatively impacted General Electric, Tyco, and UPS, among others, and consumer discretionary stocks also underperformed, with pressure coming mostly from auto stocks and other consumer durables.

Outperformers included overweighted information technology stocks, as software companies, our preferred allocation within the tech sector, led returns. While tech stocks have been pressured by a presumptive slowdown in corporate capital expenditures, many of the sector's premier stocks are trading at, or near, historical valuation troughs, and the sector's globally diversified revenue streams should help cushion earnings in the event of a U.S.-led slowdown. The Portfolio's overweighted position in health care stocks held up relatively well during the period, and U.S.-based biotechnology company, Amgen, was the Portfolio's biggest contributor to performance, rising over 12% during the period after recent weakness.

By country, the Portfolio's stock selection in France and Spain positively impacted relative performance during the period as did an overweighted allocation to Bermuda. Conversely, the Portfolio's lack of exposure to Canada and stock selection in the U.K. both detracted from relative performance. Stock selection and an underweighted position in Japan also hindered results.

MARKET ENVIRONMENT/CONDITIONS

The cautious optimism present in the market at the time of the Portfolio's inception on April 28 turned out to be little more than false hope as a tenuous equity rally buckled under the weight of mounting credit losses, the soaring price of oil, renewed inflationary pressures, and an increasingly muddled economic outlook. After retreating through the end of May, equity markets came further unglued during the month of June as a nearly 10% swoon brought U.S. indexes to the precipice of bear market territory. Risk aversion resurfaced during the period, and the spread widened between LIBOR--the overnight rate that banks lend to each other--and the coupon on risk-free Treasuries. Stocks and bonds sold off in tandem, a rare occurrence signaling a weakening growth outlook and the expectation that rising inflation will erode real bond yields. Mixed economic data was biased to the downside, with western property markets remaining pressured and flagging corporate earnings feeding through to employment numbers. The price of oil futures gained nearly 20% during the period, and commodities in general finished their best first half in over three decades, propelling energy and materials stocks to new heights, while financials and consumer stocks plumbed new depths on economic weakness and the ongoing deleveraging and credit contraction. We feel this was representative of the market's clearest trend during the period: the hyperextension of momentum-driven stocks and the continued retreat of value stocks.

OUTLOOK

With the onset of bear market conditions in many of the world's major stock indices, investors facing an uncertain future are struggling to

--------
/1/ The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/TEMPLETON GROWTH PORTFOLIO                     FOR THE PERIOD ENDED 6/30/08
                                                   FOR THE PERIOD ENDED 6/30/08
MANAGED BY TEMPLETON GLOBAL ADVISORS, LTD.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

assess the risks associated with a variety of increasing pressures. Credit market dislocations have forced banks into a complete overhaul of their business models, with the deleveraging rippling through the corporate economy and impacting household balance sheets, necessitating the scaling back of corporate and consumer spending, particularly in the developed world. The current economic downturn and consumer malaise have thus far precluded the feed-through of record-high oil and commodities prices to core inflation measures. Such a scenario would likely only occur if companies were able to effectively pass on higher input costs to the consumer, who in turn could then demand higher wages to preserve purchasing power. This inflationary spiral has yet to take hold in the western economies, but we believe the developing world is at higher risk of such an outcome. Emerging market central banks are bent on preserving economic momentum after decades of poverty and hardship, but these institutions consequently wield unproven and limited policy tools to stimulate continued growth, resulting in consumer price instability and undervalued domestic currencies.

It is important to remember, though, that oil and other commodities have risen to historic heights without yet experiencing an equivalent response in demand or supply. The pace of oil's ascension could moderate as expensive prices engender demand destruction and capacity expansion in previously uneconomical supply, eventually stabilizing the volatile commodity. In the meantime, the growing medley of challenges facing global markets has created a number of interesting opportunities for value-oriented equity investors. We continue to use long-term, valuation-based analysis to buy what we believe to be high-quality companies whose share prices have fallen victim to the indiscriminate pessimism sweeping markets.

TEAM MANAGED APPROACH
LISA F. MYERS CFA
TUCKER SCOTT CFA
CYNTHIA L. SWEETING CFA
TEMPLETON GLOBAL ADVISORS, LTD.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition which will vary.

TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                Percent of
                     Description                Net Assets
                     -------------------------------------
                     Microsoft Corp.              1.83%
                     -------------------------------------
                     Accenture, Ltd. - Class A    1.74%
                     -------------------------------------
                     Total S.A.                   1.73%
                     -------------------------------------
                     Amgen, Inc.                  1.65%
                     -------------------------------------
                     Siemens AG                   1.58%
                     -------------------------------------
                     General Electric Co.         1.50%
                     -------------------------------------
                     BP Plc                       1.49%
                     -------------------------------------
                     GlaxoSmithKline Plc          1.47%
                     -------------------------------------
                     France Telecom S.A.          1.46%
                     -------------------------------------
                     Vodafone Group Plc           1.44%
                     -------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                [CHART]

Basic Materials                   1.4%
Communications                   19.7%
Cyclical                          7.4%
Energy                           11.7%
Financials                       14.8%
Industrials                      15.5%
Non-Cyclical                     20.0%
Technology                        9.5%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/TEMPLETON GROWTH PORTFOLIO                     FOR THE PERIOD ENDED 6/30/08
MANAGED BY TEMPLETON GLOBAL ADVISORS, LTD.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                   MET/TEMPLETON GROWTH PORTFOLIO MANAGED BY
           TEMPLETON GLOBAL ADVISORS, LTD. VS. MSCI WORLD INDEX/SM1/
                           Growth Based on $10,000+

                                    [CHART]

             Met/Templeton Growth       MSCI World Index/SM1/
                  Portfolio
             -------------------       ---------------------
04/28/2008          $10,000                   $10,000
06/30/2008            9,290                     9,258



    -----------------------------------------------------
                                Cumulative Return/2/
                           (for the period ended 6/30/08)
    -----------------------------------------------------
                                       Since
                                    Inception/3/
    -----------------------------------------------------
--  Met/Templeton Growth
    Portfolio--Class A                 -7.10%
          Class B                      -7.10%
    -----------------------------------------------------
- - MSCI World Index/SM1/              -7.42%
    -----------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             4/28/08*      6/30/08       4/28/08-6/30/08
MET/TEMPLETON GROWTH PORTFOLIO               ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  929.00        $1.33
  Hypothetical (5% return before expenses)      1,000.00      1,007.36         1.39
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  929.00        $1.75
  Hypothetical (5% return before expenses)      1,000.00      1,006.92         1.82
-------------------------------------------  ------------- ------------- ---------------

* Portfolio inception 4/28/08.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.79% and 1.04% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 64/366 (to reflect since inception period).

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     COMMON STOCKS - 82.5%
     AEROSPACE & DEFENSE - 0.5%
     BAE Systems Plc................................... 12,250 $    107,758
     Empresa Brasileira de Aeronautica S.A. (ADR)......  2,360       62,540
                                                               ------------
                                                                    170,298
                                                               ------------
     AIR FREIGHT & LOGISTICS - 2.7%
     Deutsche Post AG.................................. 11,210      292,487
     FedEx Corp........................................  3,100      244,249
     United Parcel Service, Inc. - Class B.............  6,010      369,434
                                                               ------------
                                                                    906,170
                                                               ------------
     AUTO COMPONENTS - 1.0%
     Compagnie Generale des Etablissements Michelin -
       Class B.........................................  1,350       96,313
     NGK Spark Plug Co., Ltd........................... 10,000      114,397
     NOK Corp..........................................  8,200      130,206
                                                               ------------
                                                                    340,916
                                                               ------------
     AUTOMOBILES - 3.0%
     Bayerische Motoren Werke (BMW) AG.................  5,920      284,143
     Harley-Davidson, Inc..............................  3,390      122,921
     Hyundai Motor Co..................................  3,172      214,377
     Peugeot S.A.......................................    270       14,540
     Toyota Motor Corp.................................  7,800      366,878
                                                               ------------
                                                                  1,002,859
                                                               ------------
     BIOTECHNOLOGY - 1.6%
     Amgen, Inc.*...................................... 11,790      556,016
                                                               ------------
     BUILDING PRODUCTS - 0.4%
     USG Corp.*........................................  4,440      131,291
                                                               ------------
     CAPITAL MARKETS - 0.4%
     UBS AG*...........................................  6,790      140,536
                                                               ------------
     COMMERCIAL BANKS - 4.6%
     DBS Group Holdings, Ltd........................... 14,000      194,454
     HSBC Holdings Plc................................. 28,000      434,810
     ICICI Bank, Ltd. (ADR)*...........................  2,990       85,992
     Intesa Sanpaolo................................... 27,170      154,612
     Mitsubishi UFJ Financial Group, Inc............... 20,100      176,930
     Royal Bank of Scotland Group Plc.................. 45,293      193,067
     UniCredito Italiano S.p.A......................... 51,845      315,866
                                                               ------------
                                                                  1,555,731
                                                               ------------
     COMMERCIAL SERVICES & SUPPLIES - 1.2%
     Adecco S.A........................................  3,250      160,455
     Randstad Holding N.V..............................  2,630       91,780
     Rentokil Initial Plc.............................. 83,460      164,720
                                                               ------------
                                                                    416,955
                                                               ------------
     COMMUNICATIONS EQUIPMENT - 1.1%
     Cisco Systems, Inc.*.............................. 10,860      252,603
     Telefonaktiebolaget LM Ericsson................... 10,351      106,779
                                                               ------------
                                                                    359,382
                                                               ------------

    -----------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    -----------------------------------------------------------------------

    COMPUTERS & PERIPHERALS - 1.0%
    Lite-On Technology Corp........................... 202,000 $    202,425
    Seagate Technology................................   6,400      122,432
                                                               ------------
                                                                    324,857
                                                               ------------
    CONSTRUCTION MATERIALS - 0.4%
    CRH Plc...........................................   4,270      123,851
                                                               ------------
    DIVERSIFIED FINANCIAL SERVICES - 1.6%
    Bank of America Corp..............................   6,150      146,800
    ING Groep N.V.....................................  12,920      408,361
                                                               ------------
                                                                    555,161
                                                               ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%
    China Telecom Corp., Ltd. (ADR)...................   1,540       83,761
    France Telecom S.A................................  16,710      490,600
    Singapore Telecommunications, Ltd................. 132,000      352,196
    Telefonica S.A....................................  13,074      345,586
    Telekom Austria AG................................   9,430      204,096
    Telenor ASA.......................................   8,490      159,160
                                                               ------------
                                                                  1,635,399
                                                               ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
    Flextronics International, Ltd.*..................  19,720      185,368
    FUJIFILM Holdings Corp............................   4,700      160,925
    Tyco Electronics, Ltd.............................   7,980      285,844
                                                               ------------
                                                                    632,137
                                                               ------------
    ENERGY EQUIPMENT & SERVICES - 0.9%
    Aker Solutions ASA................................   6,230      146,519
    SBM Offshore N.V..................................   4,160      153,276
                                                               ------------
                                                                    299,795
                                                               ------------
    FOOD & STAPLES RETAILING - 0.7%
    Tesco Plc.........................................  31,680      232,503
                                                               ------------
    FOOD PRODUCTS - 1.4%
    Nestle S.A........................................   8,100      366,421
    Premier Foods Plc.................................  58,960      111,306
                                                               ------------
                                                                    477,727
                                                               ------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
    Boston Scientific Corp.*..........................  22,400      275,296
    Covidien, Ltd.....................................   6,730      322,300
    Olympus Corp......................................   6,000      203,332
                                                               ------------
                                                                    800,928
                                                               ------------
    HEALTH CARE PROVIDERS & SERVICES - 0.7%
    Quest Diagnostics, Inc............................   5,040      244,289
                                                               ------------
    HOTELS, RESTAURANTS & LEISURE - 0.5%
    Accor S.A.........................................   2,080      138,194
    Compass Group Plc.................................   2,680       20,123
                                                               ------------
                                                                    158,317
                                                               ------------
    HOUSEHOLD DURABLES - 0.2%
    Persimmon Plc.....................................  13,150       82,212
                                                               ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     INDUSTRIAL CONGLOMERATES - 4.6%
     General Electric Co............................... 18,880 $    503,907
     Koninklijke (Royal) Philips Electronics N.V.......  4,860      164,140
     Siemens AG........................................  4,800      531,612
     Tyco International, Ltd...........................  8,830      353,553
                                                               ------------
                                                                  1,553,212
                                                               ------------
     INSURANCE - 4.6%
     ACE, Ltd..........................................  3,240      178,492
     American International Group, Inc................. 11,280      298,469
     Aviva Plc......................................... 31,760      314,520
     Old Mutual Plc.................................... 31,360       57,402
     Progressive Corp. (The)........................... 11,980      224,266
     Standard Life Plc................................. 26,390      109,210
     Swiss Re..........................................  2,980      197,409
     Torchmark Corp....................................  2,630      154,250
                                                               ------------
                                                                  1,534,018
                                                               ------------
     INTERNET & CATALOG RETAIL - 0.4%
     Expedia, Inc.*....................................  7,660      140,791
                                                               ------------
     IT SERVICES - 2.3%
     Accenture, Ltd. - Class A......................... 14,360      584,739
     Cap Gemini S.A....................................  2,990      175,769
     Electronic Data Systems Corp......................    980       24,147
                                                               ------------
                                                                    784,655
                                                               ------------
     MACHINERY - 1.2%
     Atlas Copco AB....................................  8,740      128,435
     GEA Group AG......................................  3,600      126,744
     Pentair, Inc......................................  3,840      134,477
                                                               ------------
                                                                    389,656
                                                               ------------
     MEDIA - 6.3%
     British Sky Broadcasting Group Plc................ 19,640      184,318
     Comcast Corp. - Class A........................... 23,910      448,552
     News Corp. - Class A..............................  5,470       82,269
     Pearson Plc....................................... 18,820      229,862
     Reed Elsevier N.V................................. 12,110      203,162
     Time Warner, Inc.................................. 17,780      263,144
     Viacom, Inc. - Class B*...........................  9,920      302,957
     Vivendi........................................... 11,110      420,660
                                                               ------------
                                                                  2,134,924
                                                               ------------
     METALS & MINING - 0.8%
     Alumina, Ltd...................................... 34,202      154,336
     Cia Vale do Rio Doce (ADR)........................  4,080      121,747
                                                               ------------
                                                                    276,083
                                                               ------------
     MULTILINE RETAIL - 0.2%
     Target Corp.......................................  1,150       53,463
                                                               ------------
     OFFICE ELECTRONICS - 0.5%
     Konica Minolta Holdings, Inc...................... 10,500      177,739
                                                               ------------

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     OIL, GAS & CONSUMABLE FUELS - 9.2%
     BP Plc............................................ 43,400 $    503,197
     Chevron Corp......................................  1,570      155,634
     El Paso Corp...................................... 14,360      312,186
     Eni S.p.A......................................... 10,158      378,317
     Gazprom (ADR)*....................................  4,300      249,400
     Petroleo Brasileiro S.A. (ADR)....................  2,310      133,865
     Repsol YPF S.A....................................  4,885      192,233
     Royal Dutch Shell Plc............................. 10,790      433,409
     Sasol, Ltd........................................  2,610      154,249
     Total S.A.........................................  6,840      583,208
                                                               ------------
                                                                  3,095,698
                                                               ------------
     PAPER & FOREST PRODUCTS - 0.4%
     Stora Enso Oyj....................................    870        8,101
     Svenska Cellulosa AB..............................    780       10,979
     UPM-Kymmene Oyj...................................  6,390      103,897
                                                               ------------
                                                                    122,977
                                                               ------------
     PHARMACEUTICALS - 7.3%
     Abbott Laboratories...............................  3,330      176,390
     GlaxoSmithKline Plc............................... 22,370      494,116
     Merck & Co., Inc..................................  6,740      254,031
     Merck KGaA........................................  1,500      213,026
     Novartis AG.......................................  8,120      445,774
     Pfizer, Inc....................................... 23,520      410,894
     Sanofi-Aventis....................................  7,090      471,740
                                                               ------------
                                                                  2,465,971
                                                               ------------
     REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
     Cheung Kong Holdings, Ltd.........................  8,000      107,584
     Swire Pacific, Ltd................................  8,500       87,341
                                                               ------------
                                                                    194,925
                                                               ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
     Infineon Technologies AG*......................... 12,620      109,057
     Samsung Electronics Co., Ltd......................    374      223,846
     Taiwan Semiconductor Manufacturing Co., Ltd.
       (ADR)*.......................................... 34,540      376,831
                                                               ------------
                                                                    709,734
                                                               ------------
     SOFTWARE - 4.7%
     Check Point Software Technologies, Ltd.*..........  8,520      201,668
     Microsoft Corp.................................... 22,440      617,325
     Oracle Corp.*..................................... 19,360      406,560
     SAP AG............................................  7,170      374,862
                                                               ------------
                                                                  1,600,415
                                                               ------------
     SPECIALTY RETAIL - 0.9%
     Chico's FAS, Inc.*................................  7,630       40,973
     Kingfisher Plc.................................... 40,770       90,921
     USS Co., Ltd......................................  2,820      186,102
                                                               ------------
                                                                    317,996
                                                               ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     TRADING COMPANIES & DISTRIBUTORS - 0.3%
     Wolseley Plc......................................  12,790 $    95,038
                                                                -----------
     WIRELESS TELECOMMUNICATION SERVICES - 3.0%
     Sprint Nextel Corp................................  37,000     351,500
     Turkcell Iletisim Hizmetleri A.S. (ADR)...........  12,400     180,420
     Vodafone Group Plc................................ 165,230     486,569
                                                                -----------
                                                                  1,018,489
                                                                -----------
     Total Common Stocks
     (Cost $30,080,067)                                          27,813,114
                                                                -----------

   -------------------------------------------------------------------------
                                                         PAR       VALUE
   SECURITY DESCRIPTION                                 AMOUNT    (NOTE 2)
   -------------------------------------------------------------------------

   SHORT-TERM INVESTMENT - 16.7%
   State Street Bank & Trust Co., Repurchase
     Agreement dated 06/30/08 at 1.100% to be
     repurchased at $5,621,172 on 07/01/08
     collateralized by $5,480,000 FHLMC at 5.250%
     due 04/18/16 with a value of $5,733,450. (Cost
     - $5,621,000)................................... $5,621,000 $ 5,621,000
                                                                 -----------

   TOTAL INVESTMENTS - 99.2% (Cost $35,701,067)                   33,434,114
                                                                 -----------

   Other Assets and Liabilities (net) - 0.8%                         253,080
                                                                 -----------

   TOTAL NET ASSETS - 100.0%                                     $33,687,194
                                                                 ===========

PORTFOLIO FOOTNOTES:

* Non-income producing security.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $16,849,037              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      16,585,077               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $33,434,114              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

MET/TEMPLETON GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $27,813,114
   Repurchase Agreement                                                      5,621,000
   Cash                                                                            123
   Cash denominated in foreign currencies**                                     53,289
   Receivable for investments sold                                                  54
   Receivable for Trust shares sold                                          1,534,160
   Dividends receivable                                                         25,007
   Interest receivable                                                             172
   Receivable from investment manager (Note 3)                                   8,789
                                                                           -----------
       Total assets                                                         35,055,708
                                                                           -----------
LIABILITIES
   Payables for:
       Investments purchased                                                 1,334,540
       Distribution and services fees--Class B                                     165
       Management fee (Note 3)                                                  14,777
       Administration fee                                                          413
       Custodian and accounting fees                                             6,633
   Accrued expenses                                                             11,986
                                                                           -----------
       Total liabilities                                                     1,368,514
                                                                           -----------
NET ASSETS                                                                 $33,687,194
                                                                           ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $35,892,792
   Accumulated net realized loss                                                (3,785)
   Unrealized depreciation on investments and foreign currency              (2,268,571)
   Undistributed net investment income                                          66,758
                                                                           -----------
       Total                                                               $33,687,194
                                                                           ===========
NET ASSETS
   Class A                                                                 $32,635,093
                                                                           ===========
   Class B                                                                   1,052,101
                                                                           ===========
CAPITAL SHARES OUTSTANDING
   Class A                                                                   3,513,046
                                                                           ===========
   Class B                                                                     113,276
                                                                           ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $      9.29
                                                                           ===========
   Class B                                                                        9.29
                                                                           ===========

---------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement                      $30,080,067
**Cost of cash denominated in foreign currencies                                52,692

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2008* (UNAUDITED)


MET/TEMPLETON GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    83,920
   Interest                                                                     6,987
                                                                          -----------
       Total investment income                                                 90,907
                                                                          -----------
EXPENSES
   Management fee (Note 3)                                                     21,225
   Administration fees                                                            799
   Custodian and accounting fees                                                6,633
   Distribution and services fees--Class B                                        219
   Audit                                                                        6,996
   Legal                                                                        3,497
   Trustee fees and expenses                                                    2,623
   Shareholder reporting                                                        1,166
   Insurance                                                                      129
   Organizational expense                                                         519
   Other                                                                          875
                                                                          -----------
       Total expenses                                                          44,681
       Less management fee waiver                                                (328)
       Less expenses reimbursed by the Manager                                (20,204)
                                                                          -----------
   Net expenses                                                                24,149
                                                                          -----------
   Net investment income                                                       66,758
                                                                          -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                              4,540
       Foreign currency                                                        (8,325)
                                                                          -----------
   Net realized loss on investments and foreign currency                       (3,785)
                                                                          -----------
   Net change in unrealized depreciation on:
       Investments                                                         (2,266,952)
       Foreign currency                                                        (1,619)
                                                                          -----------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (2,268,571)
                                                                          -----------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (2,272,356)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(2,205,598)
                                                                          ===========

--------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     7,976

*  For the period 4/28/08 (Commencement of operations) through 6/30/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

MET/TEMPLETON GROWTH PORTFOLIO
                                                                          Period Ended
                                                                         June 30, 2008*
                                                                          (Unaudited)
                                                                         --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                  $    66,758
   Net realized loss on investments and foreign currency                       (3,785)
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (2,268,571)
                                                                          -----------
   Net decrease in net assets resulting from operations                    (2,205,598)
                                                                          -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                       --
     Class B                                                                       --
   From net realized gains
     Class A                                                                       --
     Class B                                                                       --
                                                                          -----------
   Net decrease in net assets resulting from distributions                         --
                                                                          -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               34,772,706
     Class B                                                                1,179,104
   Cost of shares repurchased
     Class A                                                                       --
     Class B                                                                  (59,018)
                                                                          -----------
   Net increase in net assets from capital share transactions              35,892,792
                                                                          -----------
TOTAL INCREASE IN NET ASSETS                                               33,687,194
   Net assets at beginning of period                                               --
                                                                          -----------
   Net assets at end of period                                            $33,687,194
                                                                          ===========
   Net assets at end of period includes undistributed net investment
       income                                                             $    66,758
                                                                          ===========

*  For the period 4/28/2008 (Commencement of operations) through 6/30/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                              CLASS A
MET/TEMPLETON GROWTH PORTFOLIO                                            ----------------
                                                                           FOR THE PERIOD
                                                                               ENDED
                                                                          JUNE 30, 2008(B)
                                                                            (UNAUDITED)
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $10.00
                                                                               ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................        0.04
Net Realized/Unrealized Loss on Investments..............................       (0.75)
                                                                               ------
Total from Investment Operations.........................................       (0.71)
                                                                               ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................          --
Distributions from Net Realized Capital Gains............................          --
                                                                               ------
Total Distributions......................................................          --
                                                                               ------
NET ASSET VALUE, END OF PERIOD...........................................      $ 9.29
                                                                               ======
TOTAL RETURN                                                                    (7.10)%
Ratio of Expenses to Average Net Assets After Reimbursement..............        0.79 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        1.46 %*
Ratio of Net Investment Income to Average Net Assets.....................        2.22 %*
Portfolio Turnover Rate..................................................         0.1 %
Net Assets, End of Period (in millions)..................................      $ 32.6

                                                                              CLASS B
                                                                          ----------------
                                                                           FOR THE PERIOD
                                                                               ENDED
                                                                          JUNE 30, 2008(B)
                                                                            (UNAUDITED)
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................        0.03
Net Realized/Unrealized Loss on Investments..............................       (0.74)
                                                                               ------
Total from Investment Operations.........................................       (0.71)
                                                                               ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................          --
Distributions from Net Realized Capital Gains............................          --
                                                                               ------
Total Distributions......................................................          --
                                                                               ------
NET ASSET VALUE, END OF PERIOD...........................................      $ 9.29
                                                                               ======
TOTAL RETURN                                                                    (7.10)%
Ratio of Expenses to Average Net Assets After Reimbursement..............        1.04 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        1.67 %*
Ratio of Net Investment Income to Average Net Assets.....................        1.75 %*
Portfolio Turnover Rate..................................................         0.1 %
Net Assets, End of Period (in millions)..................................      $  1.1

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/08.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Met/Templeton Growth Portfolio (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Templeton Global Advisors, Ltd. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $21,225           0.700%   First $100 Million

                                 0.680%   $100 Million to $250 Million

                                 0.670%   $250 Million to $500 Million

                                 0.660%   $500 Million to $750 Million

                                 0.650%   Over $750 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                             Expenses Deferred in
                                             --------------------
                                                     2008
                      Maximum Expense Ratio          ----
                      under current Expense  Subject to repayment
                        Limitation Agreement  until December 31,
                        ------------------   --------------------
                      Class A     Class B            2013
                      -------     -------            ---

                       0.80%       1.05%           $20,204

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the statement of operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                     Net Increase
                       Beginning                                      in Shares    Ending
                        Shares     Sales   Reinvestments Redemptions Outstanding   Shares
                       --------- --------- ------------- ----------- ------------ ---------

 Class A

 4/28/2008-6/30/2008      --     3,513,046      --             --     3,513,046   3,513,046

 Class B

 4/28/2008-6/30/2008      --       119,311      --         (6,035)      113,276     113,276

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $30,080,057         $--           $9,013

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
             ----------- ------------ -------------- --------------

             $35,701,067   $182,337    $(2,449,290)   $(2,266,953)

6. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND ADVISORY AGREEMENT

At a meeting of the Board of Trustees of the Trust held on November 7, 2007, the Board of Trustees, including the Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") as defined in the 1940 Act, initially approved the Management Agreement between the Trust and the Manager with respect to the Portfolio and an investment advisory agreement with respect to the Portfolio (the "Advisory Agreement") between the Manager and Templeton Global Advisors Limited ("Templeton" or the "Adviser").

In approving the Management Agreement with the Manager with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Portfolio by the Manager; (2) the performance of comparable funds managed by the Manager as compared to a peer group and an appropriate index;
(3) the Manager's personnel and operations; (4) the Manager's financial condition; (5) the level and method of computing the Portfolio's management fee; (6) the anticipated profitability of the Manager under the Management Agreement; (7) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (8) the anticipated effect of growth and size on the Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Manager's affiliates, including distribution services. The Disinterested Trustees were advised by independent legal counsel throughout the process. The Board also reviewed a separate report prepared by Bobroff Consulting, Inc., an independent third party consultant, which provided a statistical analysis comparing the Portfolio's investment performance, expenses, and fees to comparable variable annuity portfolios.

The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolio, recognized the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as investment manager to the Portfolio, including the selection of Templeton for the Portfolio and oversight of Templeton's compliance with fund policies and objectives, review of brokerage matters, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. Based on its consideration and review of the foregoing information, the Board determined that the Portfolio was likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

The Board also evaluated the expertise and performance of the personnel who would be overseeing Templeton, and compliance with the Portfolio's investment restrictions, tax and other requirements.

The Board gave substantial consideration to the proposed fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to manage the Trust and the costs associated with compensating Templeton. The Board also examined the fees to be paid by the Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing the Portfolio's fee. The Board noted that the total expense ratio was below the median of the peer group for the Portfolio selected by an independent third party. The Board also noted the Manager's commitment to the expense limitation agreement with the Portfolio. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees to be paid to the Manager with respect to the Portfolio was fair and reasonable. The Board also concluded that the Manager's level of profitability from its relationship with the Portfolio was reasonable.

The Board noted that the management fee schedule for the Portfolio contains breakpoints that reduce the fee rate on assets above specified levels. The Board considered the effective fees under the Management Agreement as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of a Portfolio grow. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that the Manager pays the advisory fees out of the management fees it receives from the Portfolio.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent legal counsel, approved the Management Agreement with respect to the Portfolio.

The Board of Trustees approved the Advisory Agreement between the Manager and the Adviser based on a number of factors relating to the Adviser's ability to perform under the Advisory Agreement. These factors included: Templeton's management style and long-term performance record with comparable funds; Templeton's current level of staffing and its overall resources; Templeton's financial condition; and Templeton's compliance systems and any disciplinary history. The Disinterested Trustees were advised by independent legal counsel throughout the process.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the Adviser's costs and profitability (to the extent practicable) in serving as the Adviser to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees to be paid to the Adviser in light of fees paid to other investment advisers by comparable funds and the method of computing the Adviser's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by Templeton, the Board concluded that the fee to be paid the Adviser with respect to the Portfolio was fair and reasonable.

In considering the profitability to the Adviser of its relationship with the Portfolio, the Board noted that the fees under the Advisory Agreement were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreement and the fees thereunder at arm's length. In addition, the Board noted that the terms of the Advisory Agreement and fees payable thereunder were comparable to the terms of advisory arrangements with other mutual funds managed by the Adviser. The Board also reviewed data regarding fees charged by the Adviser to separately managed accounts with similar investment objectives. The Board reviewed the Adviser's estimate of its projected profit margin, although the Board placed greater weight on each of the factors specified above. As the

Portfolio's relationship with the Adviser is new, no economies of scale have been recognized. The Board noted that the advisory fee schedule for the Portfolios contains breakpoints which in the Board's view appropriately reflect the potential for future recognition of economies of scale.

In connection with these considerations, the Board of Trustees determined that a advisory arrangement between the Manager and the Adviser was in the best interests of the Portfolio and its shareholders. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Adviser with comparable funds, the Board (including a majority of Disinterested Trustees) determined approval of the Advisory Agreement was in the best interests of the Portfolio.

--------------------------------------------------------------------------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

For the six months ended June 30, 2008, the MetLife Aggressive Strategy Portfolio returned (12.16)% and (12.31)% for Class A and B Shares, respectively. This compares to a (10.21)% return for the Dow Jones Aggressive Portfolio Index/1/ and a (10.38)% return for the blended benchmark. The blended benchmark for this Portfolio is currently comprised of the following mix: 71% Wilshire 5000 Index/2/, 24% MSCI EAFE Index/3/, and 5% CitiGroup 90-Day T-Bill Index /4/. The three components of the Portfolio's blended index had six month returns as follows: Wilshire 5000 Index, (10.92)%; MSCI EAFE Index, (10.58)%; and Citigroup 3 Month T-Bill Index, 1.11%.

ECONOMIC AND MARKET REVIEW

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/5/, eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/6/, even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index/7/. Large cap stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The Energy sector was by far the best performing sector with a 8.8% return for the period. The Financial sector, roiled by the credit crisis, was the worst performing sector with a (29.7)% return during the period.

Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a (11.0)% return. On a local currency basis, foreign stocks were down even more but foreign stocks were helped by a declining dollar. As with domestic stocks, growth stocks held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

--------
/1/ The Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes
Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Beginning in 1980 and before 1/1/1992, the Dow Jones 100% Global Portfolio Index (DJ100%GPI) is depicted by an index created for Dow Jones indexes by the quantitative group. This index contains all nine relevant equity asset classes equally weighted and rebalanced monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.


/3/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Citigroup Three Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The index does not include fees or expenses and is not available for direct investment.

/5/ The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The index does not include fees or expenses and is not available for direct investment.

/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund with a broad allocation goal of 95% in equities and 5% in fixed income. The fixed position is expected to come almost exclusively from the cash position of the underlying equity portfolios. The most significant change in strategy during the period was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities in response to the increased use of foreign stocks by primarily domestic equity managers. For this Portfolio, this resulted in a change in the goal for foreign stocks from 19% to 24%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring.

The Portfolio's relative performance was aided during the first half of 2008 by a higher to small and mid cap domestic stocks, which held up better during the period than the broad Wilshire 5000 Index. However, most of Portfolio's underperformance relative to the return of the blended index was due to weak security and sector selection by several of the underlying portfolios. However, most of the difference between return of the blended index and that of the Portfolio was due to the security and sector selection of the underlying portfolios. Overall, this factor had a negative impact on overall performance.

The underlying portfolios with the most negative impact on the relative performance of the Portfolio during the first half of 2008 were LEGG MASON VALUE EQUITY, VAN KAMPEN COMSTOCK, LORD ABBETT GROWTH AND INCOME, AND HARRIS OAKMARK INTERNATIONAL. LEGG MASON VALUE EQUITY was a major detractor from performance as it underperformed the S&P 500 by over 15% for the six month period ending in June. Legg was especially hurt by overall poor stock selection in Financials (BEAR STEARNS and FREDDIE MAC) and Health Care (UNITEDHEALTH GROUP). It also held an overweight to the market's worst performing sector (Financials) and it had virtually no exposure the best performing sector (Energy). VAN KAMPEN COMSTOCK, LORD ABBETT GROWTH AND INCOME, HARRIS OAKMARK INTERNATIONAL were all negatively impacted by an overweight to Financials and an underweight to Energy.

While few portfolios produced absolute positive returns for the period, several helped relative performance by holding up better in a down market. Among those underlying portfolios that helped relative performance during the first six months of 2008 were THIRD AVENUE SMALL CAP VALUE, LEGG MASON PARTNERS AGGRESSIVE GROWTH, , RAINIER LARGE CAP EQUITY, AND MFS EMERGING MARKET EQUITY. THIRD AVENUE SMALL CAP VALUE was helped by good overall stock selection as well as good sector weightings: an overweight in Energy and an underweight in Financials. LEGG MASON PARTNERS AGGRESSIVE GROWTH was helped by an overweight in the Energy sector and an underweight in the Financial Sector. RAINIER LARGE CAP EQUITY was helped by good stock selection, especially in the Energy and Financial sectors. MFS EMERGING MARKET EQUITY was helped by a significant weighting and good stock selection in the Energy and Materials sectors.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                Percent of
     Description                                                Net Assets
     ---------------------------------------------------------------------
     Van Kampen Comstock Portfolio (Class A)                      10.62%
     ---------------------------------------------------------------------
     Davis Venture Value Portfolio (Class A)                       9.92%
     ---------------------------------------------------------------------
     Lord Abbett Growth and Income Portfolio (Class A)             9.80%
     ---------------------------------------------------------------------
     Third Avenue Small Cap Value Portfolio (Class A)              9.51%
     ---------------------------------------------------------------------
     Legg Mason Partners Aggressive Growth Portfolio (Class A)     7.31%
     ---------------------------------------------------------------------
     Legg Mason Value Equity Portfolio (Class A)                   6.39%
     ---------------------------------------------------------------------
     Rainier Large Cap Equity Portfolio (Class A)                  6.19%
     ---------------------------------------------------------------------
     MFS(R) Emerging Markets Equity Portfolio (Class A)            5.16%
     ---------------------------------------------------------------------
     Harris Oakmark International Portfolio (Class A)              4.70%
     ---------------------------------------------------------------------
     Met/AIM Small Cap Growth Portfolio (Class A)                  4.16%
     ---------------------------------------------------------------------
     Julius Baer International Stock Portfolio (Class A)           4.09%
     ---------------------------------------------------------------------
     MFS(R) Research International Portfolio (Class A)             4.05%
     ---------------------------------------------------------------------
     Harris Oakmark Focused Value Portfolio (Class A)              3.98%
     ---------------------------------------------------------------------
     Clarion Global Real Estate Portfolio (Class A)                3.68%
     ---------------------------------------------------------------------
     Jennison Growth Portfolio (Class A)                           3.16%
     ---------------------------------------------------------------------
     Lazard Mid Cap Portfolio (Class A)                            3.03%
     ---------------------------------------------------------------------
     Turner Mid Cap Growth Portfolio (Class A)                     2.13%
     ---------------------------------------------------------------------
     Goldman Sachs Mid Cap Value Portfolio (Class A)               2.12%
     ---------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


 METLIFE AGGRESSIVE STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC
                  VS. DOW JONES AGGRESSIVE PORTFOLIO INDEX/1/
       AGGRESSIVE BLENDED BENCHMARK/2/ AND WILSHIRE 5000 EQUITY INDEX/3/
                           Growth Based on $10,000+

                             [CHART]

                                    Dow Jones      Aggressive
          MetLife Aggressive Aggressive Portfolio    Blended      Wilshire 5000
          Strategy Portfolio        Index/1/       Benchmark/2/  Equity Index/3/
          ------------------ --------------------  ------------  -------------
11/03/2004      $10,000           $10,000            $10,000         $10,000
12/31/2004       10,715            11,036             10,713          10,843
12/31/2005       11,828            12,420             11,537          11,535
12/31/2006       13,440            14,667             13,528          13,354
12/31/2007       13,829            15,937             14,436          14,104
06/30/2008       12,126            14,310             12,893          12,560



    -------------------------------------------------------------------
                                        Average Annual Return/4/
                                     (for the period ended 6/30/08)
    -------------------------------------------------------------------
                                                              Since
                                   6 Months 1 Year  3 Year Inception/5/
    -------------------------------------------------------------------
    MetLife Aggressive Strategy
    Portfolio--Class A             -12.16%  -15.39% 4.36%     5.64%
--  Class B                        -12.31%  -15.66% 4.02%     5.42%
    -------------------------------------------------------------------
    Dow Jones Aggressive
- - Portfolio Index/1/             -10.21%  -11.28% 8.79%     9.82%
    -------------------------------------------------------------------
    Aggressive Blended
--  Benchmark/2/                   -10.38%  -11.35% 6.50%     6.78%
    -------------------------------------------------------------------
- - Wilshire 5000 Equity Index/3/  -10.92%  -12.53% 5.02%     6.13%
    -------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes
Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Beginning in 1980 and before 1/1/1992, the Dow Jones 100% Global Portfolio Index (DJ100%GPI) is depicted by an index created for Dow Jones indexes by the quantitative group. This index contains all nine relevant equity asset classes equally weighted and rebalanced monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Aggressive Blended Benchmark is comprised of 76% Wilshire 5000 Equity Index, 19% Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE(R) Index") and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/The Wilshire 5000 Equity Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/5/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
METLIFE AGGRESSIVE STRATEGY PORTFOLIO        ------------- ------------- --------------

  Class A(a)(b)
  Actual                                       $1,000.00     $  878.40       $0.47
  Hypothetical (5% return before expenses)      1,000.00      1,024.37        0.50
-------------------------------------------  ------------- ------------- --------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  876.90       $1.63
  Hypothetical (5% return before expenses)      1,000.00      1,023.12        1.76
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.81% and 1.06% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)



   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITIES - 100.0%
   Clarion Global Real Estate Portfolio (Class A)(b). 2,106,191 $  23,842,089
   Davis Venture Value Portfolio (Class A)(a)........ 2,028,331    64,196,669
   Goldman Sachs Mid Cap Value Portfolio (Class A)(b) 1,137,725    13,709,588
   Harris Oakmark Focused Value Portfolio (Class
     A)(a)...........................................   154,416    25,782,838
   Harris Oakmark International Portfolio (Class
     A)(b)........................................... 2,587,799    30,432,516
   Jennison Growth Portfolio (Class A)(a)............ 1,818,633    20,441,439
   Julius Baer International Stock Portfolio (Class
     A)(a)........................................... 2,151,339    26,461,469
   Lazard Mid Cap Portfolio (Class A)(b)............. 1,929,694    19,624,984
   Legg Mason Partners Aggressive Growth Portfolio
     (Class A)(b).................................... 6,879,645    47,331,955
   Legg Mason Value Equity Portfolio (Class A)(b).... 5,677,869    41,334,890
   Lord Abbett Growth and Income Portfolio (Class
     A)(b)........................................... 2,884,865    63,380,475
   Met/AIM Small Cap Growth Portfolio (Class A)(b)... 2,215,589    26,963,721

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------
   MFS(R) Emerging Markets Equity Portfolio (Class
     A)(b)........................................... 2,838,768   33,383,917
   MFS(R) Research International Portfolio (Class
     A)(b)........................................... 2,251,054   26,247,290
   Rainier Large Cap Equity Portfolio (Class A)(b)... 4,428,858   40,081,163
   Third Avenue Small Cap Value Portfolio (Class
     A)(b)........................................... 4,193,039   61,553,813
   Turner Mid Cap Growth Portfolio (Class A)(b)...... 1,068,495   13,762,212
   Van Kampen Comstock Portfolio (Class A)(b)........ 7,667,837   68,703,816
                                                                ------------
   Total Investment Company Securities
   (Cost $748,763,463)                                           647,234,844
                                                                ------------

   TOTAL INVESTMENTS - 100.0% (Cost $748,763,463)                647,234,844
                                                                ------------

   Other Assets and Liabilities (net) - 0.0%                        (228,420)
                                                                ------------

   TOTAL NET ASSETS - 100.0%                                    $647,006,424
                                                                ============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of Metropolitan Series Fund, Inc.
(b) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $ 647,234,844              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $647,234,844              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

METLIFE AGGRESSIVE STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $ 647,234,844
   Receivable for investments sold                                             1,421,084
   Receivable for Trust shares sold                                               17,046
   Receivable from investment manager (Note 3)                                     8,890
                                                                           -------------
       Total assets                                                          648,681,864
                                                                           -------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                   1,438,105
       Distribution and services fees--Class B                                   141,916
       Management fee (Note 3)                                                    52,844
       Administration fee                                                          1,965
       Custodian and accounting fees                                              19,322
   Accrued expenses                                                               21,288
                                                                           -------------
       Total liabilities                                                       1,675,440
                                                                           -------------
NET ASSETS                                                                 $ 647,006,424
                                                                           =============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $ 708,569,897
   Accumulated net realized gain                                              33,714,119
   Unrealized depreciation on investments                                   (101,528,619)
   Undistributed net investment income                                         6,251,027
                                                                           -------------
       Total                                                               $ 647,006,424
                                                                           =============
NET ASSETS
   Class A                                                                 $     353,368
                                                                           =============
   Class B                                                                   646,653,056
                                                                           =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                        36,024
                                                                           =============
   Class B                                                                    65,956,671
                                                                           =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        9.81
                                                                           =============
   Class B                                                                          9.80
                                                                           =============

-----------------------------------------------------------------------------------------
* Investments at cost                                                      $ 748,763,463

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

METLIFE AGGRESSIVE STRATEGY PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $   7,502,869
                                                                          -------------
       Total investment income                                                7,502,869
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                      330,512
   Administration fees                                                           11,967
   Custodian and accounting fees                                                  5,923
   Distribution and service fees--Class B                                       894,036
   Audit                                                                         10,640
   Legal                                                                         11,201
   Trustee fees and expenses                                                      7,957
   Insurance                                                                      1,166
   Other                                                                          4,511
                                                                          -------------
       Total expenses                                                         1,277,913
       Less expenses reimbursed by the Manager                                  (26,072)
                                                                          -------------
   Net expenses                                                               1,251,841
                                                                          -------------
   Net investment income                                                      6,251,028
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAINS ON DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain (loss) on:
       Investments                                                           (9,268,442)
       Capital gain distributions from Underlying Portfolios                 43,733,026
                                                                          -------------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                            34,464,584
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (137,315,941)
                                                                          -------------
   Net change in unrealized depreciation on investments and capital
       gain distributions from Underlying Portfolios                       (137,315,941)
                                                                          -------------
   Net realized and change in unrealized loss on investments               (102,851,357)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ (96,600,329)
                                                                          =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


METLIFE AGGRESSIVE STRATEGY PORTFOLIO
                                                                                                 Period Ended     Year Ended
                                                                                                 June 30, 2008   December 31,
                                                                                                  (Unaudited)        2007
                                                                                                 -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                        $   6,251,028  $   3,117,856
    Net realized gain on investments and capital gain distributions from Underlying Portfolios      34,464,584     77,760,743
    Net change in unrealized depreciation on investments                                          (137,315,941)   (55,155,697)
                                                                                                 -------------  -------------
    Net increase (decrease) in net assets resulting from operations                                (96,600,329)    25,722,902
                                                                                                 -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                            (6,418)        (5,064)
     Class B                                                                                        (9,640,214)   (11,117,773)
    From net realized gains
     Class A                                                                                           (38,887)       (20,518)
     Class B                                                                                       (71,494,547)   (52,826,561)
                                                                                                 -------------  -------------
    Net decrease in net assets resulting from distributions                                        (81,180,066)   (63,969,916)
                                                                                                 -------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                            21,394        265,393
     Class B                                                                                        38,411,800    149,888,799
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                            45,305         25,582
     Class B                                                                                        81,134,761     63,944,334
    Cost of shares repurchased
     Class A                                                                                           (26,459)      (126,512)
     Class B                                                                                      (112,011,014)  (214,723,473)
                                                                                                 -------------  -------------
    Net increase (decrease) in net assets from capital share transactions                            7,575,787       (725,877)
                                                                                                 -------------  -------------
TOTAL DECREASE IN NET ASSETS                                                                      (170,204,608)   (38,972,891)
    Net assets at beginning of period                                                              817,211,032    856,183,923
                                                                                                 -------------  -------------
    Net assets at end of period                                                                  $ 647,006,424  $ 817,211,032
                                                                                                 =============  =============
    Net assets at end of period includes undistributed net investment income                     $   6,251,027  $   9,646,631
                                                                                                 =============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                             CLASS A
METLIFE AGGRESSIVE STRATEGY PORTFOLIO                                        --------------------------------------
                                                                             FOR THE PERIOD    FOR THE YEARS ENDED
                                                                                 ENDED            DECEMBER 31,
                                                                             JUNE 30, 2008  -----------------------
                                                                              (UNAUDITED)    2007     2006   2005(B)
                                                                             -------------- ------  ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................    $ 12.61     $13.21  $11.68   $10.27
                                                                                -------     ------  ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.11       0.09    0.22     0.77
Net Realized/Unrealized Gain (Loss) on Investments..........................      (1.54)      0.34    1.42     0.79
                                                                                -------     ------  ------   ------
Total from Investment Operations............................................      (1.43)      0.43    1.64     1.56
                                                                                -------     ------  ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.19)     (0.20)  (0.02)   (0.11)
Distributions from Net Realized Capital Gains...............................      (1.18)     (0.83)  (0.09)   (0.04)
                                                                                -------     ------  ------   ------
Total Distributions.........................................................      (1.37)     (1.03)  (0.11)   (0.15)
                                                                                -------     ------  ------   ------
NET ASSET VALUE, END OF PERIOD..............................................    $  9.81     $12.61  $13.21   $11.68
                                                                                =======     ======  ======   ======
TOTAL RETURN                                                                     (12.16)%     3.12%  14.10%   15.12%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............       0.10 %*    0.10%   0.10%    0.12%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).       0.11 %*    0.10%   0.11%    0.12%*
Ratio of Net Investment Income to Average Net Assets(g).....................       2.05 %*    0.69%   1.75%    1.08%*
Portfolio Turnover Rate.....................................................       19.5 %     27.2%   26.0%    18.3%
Net Assets, End of Period (in millions).....................................    $   0.4     $  0.4  $  0.3   $  0.1

                                                                                                   CLASS B
                                                                             -----------------------------------------------
                                                                             FOR THE PERIOD
                                                                                 ENDED        FOR THE YEARS ENDED DECEMBER 31,
                                                                             JUNE 30, 2008  --------------------------------
                                                                              (UNAUDITED)    2007     2006    2005     2004(C)
                                                                             -------------- ------  ------   -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................    $ 12.58     $13.18  $11.68   $10.69   $10.00
                                                                                -------     ------  ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.10       0.05    0.18     0.20     0.08
Net Realized/Unrealized Gain (Loss) on Investments..........................      (1.54)      0.35    1.41     0.91     0.64
                                                                                -------     ------  ------   ------   ------
Total from Investment Operations............................................      (1.44)      0.40    1.59     1.11     0.72
                                                                                -------     ------  ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.16)     (0.17)  (0.00)+  (0.08)   (0.03)
Distributions from Net Realized Capital Gains...............................      (1.18)     (0.83)  (0.09)   (0.04)      --
                                                                                -------     ------  ------   ------   ------
Total Distributions.........................................................      (1.34)     (1.00)  (0.09)   (0.12)   (0.03)
                                                                                -------     ------  ------   ------   ------
NET ASSET VALUE, END OF PERIOD..............................................    $  9.80     $12.58  $13.18   $11.68   $10.69
                                                                                =======     ======  ======   ======   ======
TOTAL RETURN                                                                     (12.31)%     2.89%  13.64%   10.38%    7.15%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............       0.35 %*    0.35%   0.35%    0.35%    0.35%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).       0.36 %*    0.35%   0.36%    0.37%    0.52%*
Ratio of Net Investment Income to Average Net Assets(g).....................       1.75 %*    0.36%   1.45%    1.80%    4.77%*
Portfolio Turnover Rate.....................................................       19.5 %     27.2%   26.0%    18.3%     0.0%(d)
Net Assets, End of Period (in millions).....................................    $ 646.7     $816.8  $855.9   $661.7   $304.5

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(f) See Note 3 of the Notes to Financial Statements.
(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is MetLife Aggressive Strategy Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

                $330,512           0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company (MLIC) became the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                          Expenses Deferred in
                                ----------------------------------------
                                 2004     2005    2006    2007    2008
         Maximum Expense Ratio  ------- -------- ------- ------- -------
         under current Expense            Subject to repayment
         Limitation Agreement              until December 31,
        ---------------------   ----------------------------------------
        Class A Class B Class E   2009     2010    2011    2012   2013
        ------- ------- ------- ------- -------- ------- ------- -------

         0.10%   0.35%   0.25%* $32,989 $122,410 $98,966 $11,142 $26,072

* Class not offered during the period.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008      32,319      1,878       4,262        (2,435)      3,705       36,024
 12/31/2007      19,506     20,562       1,991        (9,740)     12,813       32,319

 Class B

 06/30/2008  64,928,499  3,412,982   7,632,621   (10,017,431)  1,028,172   65,956,671
 12/31/2007  64,934,609 11,534,890   4,980,088   (16,521,088)     (6,110)  64,928,499

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $141,182,767        $--        $164,863,062

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

            Federal        Gross          Gross
           Income Tax   Unrealized      Unrealized     Net Unrealized
              Cost     Appreciation   (Depreciation)    Depreciation
          ------------ ------------- ---------------  ---------------

          $748,763,463 $   4,822,702 $  (106,351,321) $  (101,528,619)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

         Ordinary Income    Long-Term Capital Gain         Total
       -------------------- ---------------------- ----------------------
          2007       2006      2007        2006       2007        2006
       ----------- -------- ----------- ---------- ----------- ----------

       $11,375,570 $777,025 $52,594,346 $4,673,469 $63,969,916 $5,450,494

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $10,676,116   $70,503,914  $35,036,892         $--         $116,216,922

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


9. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year are as follows:

                                                  Number of                                           Number of
                                               shares held at   Shares purchased     Shares sold    shares held at
Security Description                          December 31, 2007 during the period during the period June 30, 2008
--------------------                          ----------------- ----------------- ----------------- --------------

Rainier Large Cap Equity Portfolio (Class A)      5,074,023          115,761          (760,926)       4,428,858

                                                                      Capital
                                              Net Realized Loss  Gain Distributions   Income earned
                                               on Investments     from Affiliates    from Affiliates
Security Description                          during the period  during the period  during the period Ending Value
--------------------                          -----------------  ------------------ ----------------- ------------

Rainier Large Cap Equity Portfolio (Class A)          $(172,497)      $467,761             $--        $40,081,163

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

For the six months ended June 30, 2008, the MetLife Balanced Strategy Portfolio returned (8.49)% and (8.56)% for Class A and B Shares, respectively. This compares to a (5.49)% return for the Dow Jones Moderate Portfolio Index/1/ and a (6.81)% return for the blended benchmark. The blended benchmark for this Portfolio is currently comprised of the following mix: 49% Wilshire 5000 Index/2/, 30% Lehman Brothers Universal Index/3/, 16% MSCI EAFE Index/4/, and 5% CitiGroup 90-Day T-Bill Index/5/. The four components of the Portfolio's blended index had six month returns as follows: Wilshire 5000 Index, (10.92)%; Lehman Brothers Universal Index, 0.84%; MSCI EAFE Index, (10.58)%; and Citigroup 3 Month T-Bill Index, 1.11%.

ECONOMIC AND MARKET REVIEW

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/6/, eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/7/, even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index/8/. Large cap stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The Energy sector was by far the best performing sector with a 8.8% return for the period. The Financial sector, roiled by the credit crisis, was the worst performing sector with a (29.7)% return during the period.

Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a (11.0)% return. On a local currency basis, foreign stocks were down even more but foreign stocks were

--------
/1/ The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees or expenses and is not available for direct investment.


/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup Three Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The index does not include fees or expenses and is not available for direct investment.

/6/ The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/7/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

/8/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


helped by a declining dollar. As with domestic stocks, growth stocks held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund with a broad allocation goal of 65% in equities and 35% in fixed income. The most significant change in strategy during the period was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities in response to the increased use of foreign stocks by primarily domestic equity managers. For this Portfolio, this resulted in a change in the goal for foreign stocks from 13% to 16%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring.

The Portfolio's performance relative to its blended benchmark was helped during the first half of 2008 by a higher weighting to small and mid cap domestic stocks, which held up better during the period than the broad Wilshire 5000 Index. However, most of Portfolio's underperformance relative to the return of the blended index was due to weak security and sector selection by several of the underlying portfolios.

The underlying portfolios with the most negative impact on the relative performance of the Portfolio during the first half of 2008 were LEGG MASON VALUE EQUITY, VAN KAMPEN COMSTOCK, LORD ABBETT GROWTH AND INCOME, AND HARRIS OAKMARK INTERNATIONAL. LEGG MASON VALUE EQUITY was a major detractor from performance as it underperformed the S&P 500 by over 15% for the six month period ending in June. Legg was especially hurt by overall poor stock selection in Financials (BEAR STEARNS and FREDDIE MAC) and Health Care (UNITEDHEALTH GROUP). It also held an overweight to the market's worst performing sector (Financials) and it had virtually no exposure the best performing sector (Energy). VAN KAMPEN COMSTOCK, LORD ABBETT GROWTH AND INCOME, HARRIS OAKMARK INTERNATIONAL were all negatively impacted by an overweight to Financials and an underweight to Energy.

While few portfolios produced absolute positive returns for the period, several helped relative performance by holding up better in a down market. Among those underlying portfolios that helped relative performance were PIMCO INFLATION PROTECTED BOND, THIRD AVENUE SMALL CAP VALUE, LEGG MASON PARTNERS AGGRESSIVE GROWTH, GOLDMAN SACHS MID CAP VALUE, AND MFS EMERGING MARKET EQUITY. PIMCO INFLATION PROTECTED BOND was helped by increased inflation concerns. THIRD AVENUE SMALL CAP VALUE was helped by good overall stock selection as well as good sector weightings: an overweight in Energy and an underweight in Financials. LEGG MASON PARTNERS AGGRESSIVE GROWTH was helped by an overweight in the Energy sector and an underweight in the Financial Sector. GOLDMAN SACHS MID CAP VALUE was helped by an overweight in the Energy sector. MFS EMERGING MARKET EQUITY was helped by a significant weighting and good stock selection in the Energy and Materials sectors.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                  Percent of
   Description                                                    Net Assets
   -------------------------------------------------------------------------
   PIMCO Total Return Portfolio (Class A)                           12.46%
   -------------------------------------------------------------------------
   Van Kampen Comstock Portfolio (Class A)                           7.52%
   -------------------------------------------------------------------------
   Davis Venture Value Portfolio (Class A)                           6.78%
   -------------------------------------------------------------------------
   Lord Abbett Growth and Income Portfolio (Class A)                 5.74%
   -------------------------------------------------------------------------
   PIMCO Inflation Protected Bond Portfolio (Class A)                5.39%
   -------------------------------------------------------------------------
   Western Assets Management U.S. Government Portfolio (Class A)     5.28%
   -------------------------------------------------------------------------
   Lord Abbett Bond Debenture Portfolio (Class A)                    5.24%
   -------------------------------------------------------------------------
   Legg Mason Value Equity Portfolio (Class A)                       4.46%
   -------------------------------------------------------------------------
   Loomis Sayles Global Markets Portfolio (Class A)                  4.13%
   -------------------------------------------------------------------------
   Third Avenue Small Cap Value Portfolio (Class A)                  4.12%
   -------------------------------------------------------------------------
   Legg Mason Aggresive Growth Portfolio (Class A)                   4.07%
   -------------------------------------------------------------------------
   Rainier Large Cap Equity Portfolio (Class A)                      3.02%
   -------------------------------------------------------------------------
   MFS(R) Research International Portfolio (Class A)                 3.01%
   -------------------------------------------------------------------------
   Julius Baer International Stock Portfolio (Class A)               2.99%
   -------------------------------------------------------------------------
   Lazard Mid Cap Portfolio (Class A)                                2.99%
   -------------------------------------------------------------------------
   MFS(R) Research International Portfolio (Class A)                 2.96%
   -------------------------------------------------------------------------
   Harris Oakmark Focused Value Portfolio (Class A)                  2.89%
   -------------------------------------------------------------------------
   Harris Oakmark International Portfolio (Class A)                  2.76%
   -------------------------------------------------------------------------
   BlackRock High Yield Portfolio (Class A)                          2.12%
   -------------------------------------------------------------------------
   Turner Mid Cap Growth Portfolio (Class A)                         2.07%
   -------------------------------------------------------------------------
   T. Rowe Price Mid Cap Growth Portfolio (Class A)                  2.06%
   -------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Portfolio (Class A)                   2.06%
   -------------------------------------------------------------------------
   Jennison Growth Portfolio (Class A)                               2.05%
   -------------------------------------------------------------------------
   Met/AIM Small Cap Growth Portfolio (Class A)                      2.03%
   -------------------------------------------------------------------------
   Clarion Global Real Estate Portfolio (Class A)                    1.80%
   -------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


METLIFE BALANCED STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS.
                   DOW JONES MODERATE PORTFOLIO INDEX/1/ AND
                         BALANCED BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

 LOGO


    --------------------------------------------------------------
                                     Average Annual Return
                               (for the period ended 6/30/08)/3/
    --------------------------------------------------------------
                                                         Since
                               6 Months 1 Year 3 Year Inception/4/
    --------------------------------------------------------------
    MetLife Balanced Strategy
    Portfolio--Class A          -8.49%  -9.24% 4.81%     5.69%
--  Class B                     -8.56%  -9.38% 4.55%     5.08%
    --------------------------------------------------------------
    Dow Jones Moderate
--  Portfolio Index/1/          -5.49%  -3.56% 6.77%     7.39%
    --------------------------------------------------------------
    Balanced Blended
- - Benchmark/2/                -6.81%  -5.96% 5.88%     6.07%
    --------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Balanced Blended Benchmark is comprised of 52% Wilshire 5000 Equity Index, 30% Lehman Brothers Universal Index, 13% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the Index that includes floating-rate debt is the Emerging

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market Values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Effective July 1, 2007, Morgan Stanley Capital International, Inc. (MSCI) discontinued the MSCI Global Capital Markets Index and the Portfolio will use the Dow Jones Moderate Portfolio Index in future reports to policyholders as the Portfolio's primary benchmark.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
METLIFE BALANCED STRATEGY PORTFOLIO          ------------- ------------- --------------

  Class A(a)(b)
  Actual                                       $1,000.00     $  915.10       $0.29
  Hypothetical (5% return before expenses)      1,000.00      1,024.57        0.30
-------------------------------------------  ------------- ------------- --------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  914.40       $1.48
  Hypothetical (5% return before expenses)      1,000.00      1,023.32        1.56
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.72% and 0.97% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 --------------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100.0%
 BlackRock High Yield Portfolio (Class A)(b)....... 17,600,985 $   134,471,529
 Clarion Global Real Estate Portfolio (Class A)(b). 10,093,936     114,263,354
 Davis Venture Value Portfolio (Class A)(a)........ 13,613,882     430,879,357
 Goldman Sachs Mid Cap Value Portfolio (Class A)(b) 10,884,529     131,158,580
 Harris Oakmark Focused Value Portfolio (Class
   A)(a)...........................................  1,099,400     183,566,771
 Harris Oakmark International Portfolio (Class
   A)(b)........................................... 14,938,856     175,680,946
 Jennison Growth Portfolio (Class A)(a)............ 11,606,116     130,452,746
 Julius Baer International Stock Portfolio (Class
   A)(a)........................................... 15,462,509     190,188,863
 Lazard Mid Cap Portfolio (Class A)(b)............. 18,697,663     190,155,237
 Legg Mason Partners Aggressive Growth Portfolio
   (Class A)(b).................................... 37,644,531     258,994,376
 Legg Mason Value Equity Portfolio (Class A)(b).... 38,978,019     283,759,976
 Loomis Sayles Global Markets Portfolio (Class
   A)*(b).......................................... 23,911,074     262,782,708
 Lord Abbett Bond Debenture Portfolio (Class A)(b). 28,160,092     333,415,487
 Lord Abbett Growth and Income Portfolio (Class
   A)(b)........................................... 16,608,934     364,898,276
 Met/AIM Small Cap Growth Portfolio (Class A)(b)... 10,599,135     128,991,469
 MFS(R) Emerging Markets Equity Portfolio (Class
   A)(b)........................................... 16,283,442     191,493,281

 --------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 --------------------------------------------------------------------------------
 MFS(R) Research International Portfolio
   (Class A)(b).................................... 16,146,666 $   188,270,126
 PIMCO Inflation Protected Bond Portfolio (Class
   A)(b)........................................... 31,003,883     342,592,908
 PIMCO Total Return Portfolio (Class A)(b)......... 68,965,099     792,408,983
 Rainier Large Cap Equity Portfolio (Class A)(b)... 21,210,976     191,959,334
 T. Rowe Price Mid Cap Growth Portfolio (Class
   A)(b)........................................... 15,998,527     131,187,921
 Third Avenue Small Cap Value Portfolio (Class
   A)(b)........................................... 17,825,934     261,684,714
 Turner Mid Cap Growth Portfolio (Class A)(b)...... 10,215,241     131,572,298
 Van Kampen Comstock Portfolio (Class A)(b)........ 53,387,706     478,353,843
 Western Asset Management U.S.
   Government Portfolio (Class A)(a)............... 28,154,416     335,600,634
                                                               ---------------
 Total Investment Company Securities
 (Cost $7,058,303,209)                                           6,358,783,717
                                                               ---------------

 TOTAL INVESTMENTS - 100.0% (Cost $7,058,303,209)                6,358,783,717
                                                               ---------------

 Other Assets and Liabilities (net) - 0.0%                          (1,689,843)
                                                               ---------------

 TOTAL NET ASSETS - 100.0%                                     $ 6,357,093,874
                                                               ===============

PORTFOLIO FOOTNOTES

* Non-income producing security.
(a) A Portfolio of Metropolitan Series Fund, Inc.
(b) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $6,358,783,717              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $6,358,783,717              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

METLIFE BALANCED STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $6,358,783,717
   Receivable for investments sold                                              3,044,191
   Receivable for Trust shares sold                                             2,676,182
                                                                           --------------
       Total assets                                                         6,364,504,090
                                                                           --------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                    5,720,374
       Distribution and services fees--Class B                                  1,350,421
       Management fee (Note 3)                                                    300,867
       Administration fee                                                           1,965
       Custodian and accounting fees                                               23,293
   Accrued expenses                                                                13,296
                                                                           --------------
       Total liabilities                                                        7,410,216
                                                                           --------------
NET ASSETS                                                                 $6,357,093,874
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $6,631,729,870
   Accumulated net realized gain                                              300,790,161
   Unrealized depreciation on investments                                    (699,519,492)
   Undistributed net investment income                                        124,093,335
                                                                           --------------
       Total                                                               $6,357,093,874
                                                                           ==============
NET ASSETS
   Class A                                                                 $    1,065,465
                                                                           ==============
   Class B                                                                  6,356,028,409
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                        101,085
                                                                           ==============
   Class B                                                                    603,877,449
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        10.54
                                                                           ==============
   Class B                                                                          10.53
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost                                                      $7,058,303,209

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

METLIFE BALANCED STRATEGY PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $   134,050,051
                                                                          ---------------
       Total investment income                                                134,050,051
                                                                          ---------------
EXPENSES
   Management fee (Note 3)                                                      1,804,310
   Administration fees                                                             11,967
   Custodian and accounting fees                                                    5,923
   Distribution and services fees--Class B                                      8,087,797
   Audit                                                                           11,916
   Legal                                                                           11,201
   Trustee fees and expenses                                                        7,957
   Insurance                                                                       10,659
   Other                                                                            4,507
                                                                          ---------------
       Total expenses                                                           9,956,237
                                                                          ---------------
   Net investment income                                                      124,093,814
                                                                          ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain (loss) on:
       Investments                                                             (2,716,365)
       Capital gain distributions from Underlying Portfolios                  316,988,955
                                                                          ---------------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                             314,272,590
                                                                          ---------------
   Net change in unrealized depreciation on:
       Investments                                                         (1,031,651,211)
                                                                          ---------------
   Net change in unrealized depreciation on investments                    (1,031,651,211)
                                                                          ---------------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolio                  (717,378,621)
                                                                          ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  (593,284,807)
                                                                          ===============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

METLIFE BALANCED STRATEGY PORTFOLIO
                                                                          Period Ended      Year Ended
                                                                          June 30, 2008    December 31,
                                                                           (Unaudited)         2007
                                                                         ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   124,093,814  $   63,752,007
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                            314,272,590     262,628,091
   Net change in unrealized depreciation on investments                   (1,031,651,211)    (71,489,543)
                                                                         ---------------  --------------
   Net increase (decrease) in net assets resulting from operations          (593,284,807)    254,890,555
                                                                         ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                     (20,175)        (16,665)
     Class B                                                                (103,007,192)    (98,904,253)
   From net realized gains
     Class A                                                                     (38,791)        (27,801)
     Class B                                                                (227,102,079)   (182,879,835)
                                                                         ---------------  --------------
   Net decrease in net assets resulting from distributions                  (330,168,237)   (281,828,554)
                                                                         ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                      83,131         415,440
     Class B                                                                 582,483,816   1,973,926,424
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                      58,966          44,466
     Class B                                                                 330,109,271     281,784,088
   Cost of shares repurchased
     Class A                                                                     (41,442)        (75,227)
     Class B                                                                (376,839,540)   (652,346,695)
                                                                         ---------------  --------------
   Net increase in net assets from capital share transactions                535,854,202   1,603,748,496
                                                                         ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (387,598,842)  1,576,810,497
   Net assets at beginning of period                                       6,744,692,716   5,167,882,219
                                                                         ---------------  --------------
   Net assets at end of period                                           $ 6,357,093,874  $6,744,692,716
                                                                         ===============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   124,093,335  $  103,026,888
                                                                         ===============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR
THE YEAR OR PERIOD ENDED:

METLIFE BALANCED STRATEGY                          CLASS A
PORTFOLIO                      ----------------------------------------------
                               FOR THE PERIOD        FOR THE YEARS ENDED
                                   ENDED                DECEMBER 31,
                               JUNE 30, 2008  -------------------------------
                                (UNAUDITED)     2007        2006       2005(B)
                               -------------- --------  --------       ------
NET ASSET VALUE, BEGINNING OF
PERIOD........................    $  12.15    $  12.17  $  10.92     $  10.04
                                  --------    --------  --------     --------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net Investment Income(a)......        0.23        0.15      0.31         0.56
Net Realized/Unrealized Gain
  (Loss) on Investments.......       (1.23)       0.47      1.03         0.47
                                  --------    --------  --------     --------
Total from Investment
  Operations..................       (1.00)       0.62      1.34         1.03
                                  --------    --------  --------     --------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income......................       (0.21)      (0.24)    (0.02)       (0.13)
Distributions from Net
  Realized Capital Gains......       (0.40)      (0.40)    (0.07)       (0.02)
                                  --------    --------  --------     --------
Total Distributions...........       (0.61)      (0.64)    (0.09)       (0.15)
                                  --------    --------  --------     --------
NET ASSET VALUE, END OF PERIOD    $  10.54    $  12.15  $  12.17     $  10.92
                                  ========    ========  ========     ========
TOTAL RETURN                         (8.49)%      5.16%    12.35%       10.21%
Ratio of Expenses to Average
  Net Assets After
  Reimbursement(f)............        0.06 %*     0.06%     0.08%        0.03%*
Ratio of Expenses to Average
  Net Assets Before
  Reimbursement and Rebates(g)        0.06 %*     0.06%     0.08%(e)     0.03%*
Ratio of Net Investment
  Income to Average Net
  Assets(h)...................        4.12 %*     1.22%     2.74%        7.70%*
Portfolio Turnover Rate.......         9.9 %      17.0%     20.7%        17.3%
Net Assets, End of Period (in
  millions)...................    $    1.1    $    1.1  $    0.7     $    0.2

                                                          CLASS B
                               ---------------------------------------------------------
                               FOR THE PERIOD
                                   ENDED             FOR THE YEARS ENDED DECEMBER 31,
                               JUNE 30, 2008  ------------------------------------------
                                (UNAUDITED)     2007        2006        2005      2004(C)
                               -------------- --------  --------     --------   --------
NET ASSET VALUE, BEGINNING OF
PERIOD                            $  12.12    $  12.15  $  10.92     $  10.31   $  10.00
                                  --------    --------  --------     --------   --------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net Investment Income(a)......        0.22        0.13      0.26         0.22       0.28
Net Realized/Unrealized Gain
  (Loss) on Investments.......       (1.23)       0.46      1.04         0.52       0.14
                                  --------    --------  --------     --------   --------
Total from Investment
  Operations..................       (1.01)       0.59      1.30         0.74       0.42
                                  --------    --------  --------     --------   --------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income......................       (0.18)      (0.22)    (0.00)+      (0.11)     (0.11)
Distributions from Net
  Realized Capital Gains......       (0.40)      (0.40)    (0.07)       (0.02)        --
                                  --------    --------  --------     --------   --------
Total Distributions...........       (0.58)      (0.62)    (0.07)       (0.13)     (0.11)
                                  --------    --------  --------     --------   --------
NET ASSET VALUE, END OF PERIOD    $  10.53    $  12.12  $  12.15     $  10.92   $  10.31
                                  ========    ========  ========     ========   ========
TOTAL RETURN                         (8.56)%      4.88%    11.98%        7.12%      4.19%
Ratio of Expenses to Average
  Net Assets After
  Reimbursement(f)............        0.31 %*     0.31%     0.33%        0.31%      0.35%*
Ratio of Expenses to Average
  Net Assets Before
  Reimbursement and Rebates(g)        0.31 %*     0.31%     0.33%(e)     0.31%      0.38%*
Ratio of Net Investment
  Income to Average Net
  Assets(h)...................        3.84 %*     1.05%     2.31%        2.12%     17.21%*
Portfolio Turnover Rate.......         9.9 %      17.0%     20.7%        17.3%       0.0%(d)
Net Assets, End of Period (in
  millions)...................    $6,356.0    $6,743.6  $5,167.2     $3,529.8   $1,561.2

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) Excludes the effect of deferred expense reimbursement--See Note 3 of financial statements.
(f) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(g) See Note 3 of the Notes to Financial Statements.
(h) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is MetLife Balanced Strategy Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

               $1,804,310          0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company (MLIC) service as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.10%                 0.35%                 0.25%*

* Class not offered during the period.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                Net Increase
              Beginning                                          in Shares     Ending
               Shares       Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ----------- ------------- -----------  ------------ -----------

 Class A

 06/30/2008       92,198       7,277       5,288        (3,678)       8,887      101,085
 12/31/2007       59,983      34,679       3,669        (6,133)      32,215       92,198

 Class B

 06/30/2008  556,280,267  51,337,424  29,632,789   (33,373,031)  47,597,182  603,877,449
 12/31/2007  425,219,932 161,401,676  23,268,711   (53,610,052) 131,060,335  556,280,267

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--       $1,293,517,159       $--        $646,853,229

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $7,058,303,209 $43,587,743  $(743,107,235) $(699,519,492)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

       Ordinary Income      Long-Term Capital Gain           Total
    ---------------------- ------------------------ ------------------------
       2007        2006        2007        2006         2007        2006
    ----------- ---------- ------------ ----------- ------------ -----------

    $99,521,921 $2,338,613 $182,306,633 $23,634,001 $281,828,554 $25,972,614

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

    $105,706,764  $224,460,227  $318,650,058        $--         $648,817,049

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year as follows:

                                                    Number of      Shares     Shares      Number of
                                                  shares held at purchased     sold     shares held at
                                                   December 31,  during the during the     June 30,
Security Description                                   2007        period     period         2008
--------------------                              -------------- ---------- ----------  --------------

BlackRock High Yield Portfolio (Class A)*           16,106,027   2,159,727    (664,769)   17,600,985

Clarion Global Real Estate Portfolio (Class A)       9,172,733   1,636,729    (715,526)   10,093,936

Davis Venture Value Portfolio (Class A)             14,913,804     952,646  (2,252,568)   13,613,882

Goldman Sachs Mid Cap Value Portfolio (Class A)     10,090,523   1,384,353    (590,347)   10,884,529

Harris Oakmark Focused Value Portfolio (Class A)     1,198,172     291,417    (390,189)    1,099,400

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

9. OTHER MATTERS - CONTINUED

                                                                Number of      Shares     Shares      Number of
                                                              shares held at purchased     sold     shares held at
                                                               December 31,  during the during the     June 30,
Security Description                                               2007        period     period         2008
--------------------                                          -------------- ---------- ----------  --------------

Harris Oakmark International Portfolio (Class A)                15,500,566    4,510,977 (5,072,687)   14,938,856

Jennison Growth Portfolio (Class A)                             10,179,482    2,015,649   (589,015)   11,606,116

Julius Baer International Stock Portfolio (Class A)                     --   15,544,230    (81,721)   15,462,509

Lazard Mid Cap Portfolio (Class A)                              16,054,955    2,973,221   (330,513)   18,697,663

Legg Mason Partners Aggressive Growth Portfolio (Class A)*      36,460,044    2,529,695 (1,345,208)   37,644,531

Legg Mason Value Equity Portfolio (Class A)                     37,908,786    5,289,685 (4,220,452)   38,978,019

Loomis Sayles Global Markets Portfolio (Class A)*               21,019,835    4,249,637 (1,358,398)   23,911,074

Lord Abbett Bond Debenture Portfolio (Class A)                  26,519,353    2,825,780 (1,185,041)   28,160,092

Lord Abbett Growth and Income Portfolio (Class A)               16,467,827    2,882,898 (2,741,791)   16,608,934

Met/AIM Small Cap Growth Portfolio (Class A)                     9,002,250    1,782,582   (185,697)   10,599,135

MFS(R) Emerging Markets Equity Portfolio (Class A)               9,561,137    6,940,192   (217,887)   16,283,442

MFS(R) Research International Portfolio (Class A)               14,189,095    3,084,609 (1,127,038)   16,146,666

PIMCO Inflation Protected Bond Portfolio (Class A)              24,645,067    8,478,316 (2,119,500)   31,003,883

PIMCO Total Return Portfolio (Class A)                          60,750,621   13,053,296 (4,838,818)   68,965,099

Rainier Large Cap Equity Portfolio (Class A)*                   20,904,619    1,603,599 (1,297,242)   21,210,976

T. Rowe Price Mid Cap Growth Portfolio (Class A)                13,942,141    2,802,365   (745,979)   15,998,527

Third Avenue Small Cap Value Portfolio (Class A)                20,864,228    2,543,771 (5,582,065)   17,825,934

Turner Mid Cap Growth Portfolio (Class A)*                       9,322,654    1,349,136   (456,549)   10,215,241

Van Kampen Comstock Portfolio (Class A)*                        47,105,067    7,229,218   (946,579)   53,387,706

Western Asset Management U.S. Government Portfolio (Class A)    26,902,735    2,962,474 (1,710,793)   28,154,416

* The Portfolio had ownership of at least 25% of the outstanding voting securities as of June 30, 2008. Once filed, the most recent Annual Report will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

                                                             Net Realized         Capital
                                                              Gain (Loss)    Gain Distributions   Income earned
                                                            on Investments    from Affiliates    from Affiliates
Security Description                                       during the period during the period  during the period Ending Value
--------------------                                       ----------------- ------------------ ----------------- ------------

BlackRock High Yield Portfolio (Class A)                     $   (384,237)      $        --       $  9,387,385    $134,471,529

Clarion Global Real Estate Portfolio (Class A)                  1,110,298        11,442,928          2,361,963     114,263,354

Davis Venture Value Portfolio (Class A)                        16,277,764         2,631,194          6,320,916     430,879,357

Goldman Sachs Mid Cap Value Portfolio (Class A)              $    594,310       $ 9,800,341       $  1,296,741    $131,158,580

Harris Oakmark Focused Value Portfolio (Class A)              (21,133,200)       26,858,799            871,635     183,566,771

Harris Oakmark International Portfolio (Class A)               (4,558,898)       38,512,473          4,498,291     175,680,946

Jennison Growth Portfolio (Class A)                               767,334        10,334,345          2,996,853     130,452,746

Julius Baer International Stock Portfolio (Class A)               (30,134)               --                 --     190,188,863

Lazard Mid Cap Portfolio (Class A)                             (1,046,491)       13,340,985          2,189,816     190,155,237

Legg Mason Partners Aggressive Growth Portfolio (Class A)        (337,055)       18,734,481        (16,827,500)    258,994,376

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

9. OTHER MATTERS - CONTINUED

                                                                Net Realized         Capital
                                                                 Gain (Loss)    Gain Distributions   Income earned
                                                               on Investments    from Affiliates    from Affiliates
Security Description                                          during the period during the period  during the period Ending Value
--------------------                                          ----------------- ------------------ ----------------- ------------

Legg Mason Value Equity Portfolio (Class A)                      (6,937,415)        13,691,711         1,004,468     283,759,976

Loomis Sayles Global Markets Portfolio (Class A)                  2,020,736         15,352,182        11,900,539     262,782,708

Lord Abbett Bond Debenture Portfolio (Class A)                     (198,377)         4,765,887        13,740,802     333,415,487

Lord Abbett Growth and Income Portfolio (Class A)                (5,733,304)        42,089,759         7,435,675     364,898,276

Met/AIM Small Cap Growth Portfolio (Class A)                         72,611         10,753,251                --     128,991,469

MFS(R) Emerging Markets Equity Portfolio (Class A)                  562,263         12,589,657         1,875,718     191,493,281

MFS(R) Research International Portfolio (Class A)                 1,449,237         19,321,825         3,812,523     188,270,126

PIMCO Inflation Protected Bond Portfolio (Class A)                1,265,264            525,525         9,953,233     342,592,908

PIMCO Total Return Portfolio (Class A)                            5,738,918         17,025,514        27,984,540     792,408,983

Rainier Large Cap Equity Portfolio (Class A)                       (156,604)         2,126,350                --     191,959,334

T. Rowe Price Mid Cap Growth Portfolio (Class A)                    914,833         14,334,003            81,554     131,187,921

Third Avenue Small Cap Value Portfolio (Class A)                  4,840,272         21,178,960         3,222,806     261,684,714

Turner Mid Cap Growth Portfolio (Class A)                           998,919         10,809,867               376     131,572,298

Van Kampen Comstock Portfolio (Class A)                             182,509         17,629,952         9,304,254     478,353,843

Western Asset Management U.S. Government Portfolio (Class A)      1,004,080                 --        13,776,429     335,600,634

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

For the six months ended June 30, 2008, the MetLife Defensive Strategy Portfolio returned (4.63)% and (4.69)% for Class A and B Shares, respectively. This compares to a (2.88)% return for the Dow Jones Moderately Conservative Portfolio Index/1/ and a (3.25)% return for the blended benchmark. The blended benchmark for this Portfolio is currently comprised of the following mix: 26% Wilshire 5000 Index/2/, 55% Lehman Brothers Universal Index/3/, 9% MSCI EAFE Index/4/, and 10% Citigroup 90-Day T-Bill Index/5/. The four components of the Portfolio's blended index had six month returns as follows: Wilshire 5000 Index, (10.92)%; Lehman Brothers Universal Index, 0.84%; MSCI EAFE Index, (10.58)%; and Citigroup 3 Month T-Bill Index, 1.11%.

ECONOMIC AND MARKET REVIEW

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/6/, eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/7/, even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index/8/. Large cap stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The Energy

--------
/1/ The Dow Jones Moderate Conservative Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 40% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ40%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 40% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees or expenses and is not available for direct investment.


/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup Three Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/7/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

/8/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

sector was by far the best performing sector with a 8.8% return for the period. The Financial sector, roiled by the credit crisis, was the worst performing sector with a (29.7)% return during the period.

Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a (11.0)% return. On a local currency basis, foreign stocks were down even more but foreign stocks were helped by a declining dollar. As with domestic stocks, growth stocks held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund with a broad allocation goal of 35% in equities and 65% in fixed income. The most significant change in strategy during the period was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities in response to the increased use of foreign stocks by primarily domestic equity managers. For this Portfolio, this resulted in a change in the goal for foreign stocks from 7% to 9%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring.

The Portfolio's performance relative to its blended benchmark was helped during the first half of 2008 by a higher weighting to small and mid cap domestic stocks, which held up better during the period than the broad Wilshire 5000 Index. However, most of Portfolio's underperformance relative to the return of the blended index was due to weak security and sector selection by several of the underlying portfolios.

The underlying portfolios with the most negative impact on the relative performance of the Portfolio during the first half of 2008 were PIMCO TOTAL RETURN, LEGG MASON VALUE EQUITY, VAN KAMPEN COMSTOCK, and LORD ABBETT GROWTH AND INCOME. Most of the underperformance for PIMCO TOTAL RETURN came in the second quarter when their emphasis on shorter maturities hurt them when the short end of the yield curve rose more than the longer end. LEGG MASON VALUE EQUITY was a major detractor from performance as it underperformed the S&P 500 by over 15% for the six month period ending in June. Legg was especially hurt by overall poor stock selection in Financials (BEAR STEARNS and FREDDIE MAC) and Health Care (UNITEDHEALTH GROUP). It also held an overweight to the market's worst performing sector (Financials) and it had virtually no exposure the best performing sector (Energy). It should be noted that the manager of this portfolio, Bill Miller, is widely known for beating the S&P 500 for fifteen consecutive years through 2005. VAN KAMPEN COMSTOCK and LORD ABBETT GROWTH AND INCOME were also both negatively impacted by its sector selection: an overweight to Financials and an underweight to Energy.

While few portfolios produced absolute positive returns for the period, several helped relative performance by holding up better in a down market. Among those underlying portfolios that helped relative performance were PIMCO INFLATION PROTECTED BOND, JENNISON GROWTH, GOLDMAN SACHS MID CAP VALUE and THIRD AVENUE SMALL CAP VALUE. PIMCO INFLATION PROTECTED BOND was helped by increased inflation concerns. JENNISON GROWTH, despite an underweight in the Energy sector, had a good relative return due in part to strong stock selection in the otherwise weak Financial sector. GOLDMAN SACHS MID CAP VALUE was helped by an overweight in the Energy sector. THIRD AVENUE SMALL CAP VALUE was helped by good overall stock selection as well as good sector weightings: an overweight in Energy and an underweight in Financials.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                  Percent of
    Description                                                   Net Assets
    ------------------------------------------------------------------------
    Loomis Sayles Global Markets Portfolio (Class A)                24.43%
    ------------------------------------------------------------------------
    BlackRock High Yield Portfolio (Class A)                        12.40%
    ------------------------------------------------------------------------
    Van Kampen Comstock Portfolio (Class A)                         11.61%
    ------------------------------------------------------------------------
    Harris Oakmark International Portfolio (Class A)                10.28%
    ------------------------------------------------------------------------
    Third Avenue Small Cap Value Portfolio (Class A)                 4.68%
    ------------------------------------------------------------------------
    Clarion Global Real Estate Portfolio (Class A)                   4.61%
    ------------------------------------------------------------------------
    Goldman Sachs Mid Cap Value Portfolio (Class A)                  4.05%
    ------------------------------------------------------------------------
    PIMCO Total Return Portfolio (Class A)                           3.49%
    ------------------------------------------------------------------------
    PIMCO Inflation Protected Bond Portfolio (Class A)               3.11%
    ------------------------------------------------------------------------
    Lord Abbett Bond Debeture Portfolio (Class A)                    2.02%
    ------------------------------------------------------------------------
    T. Rowe Price Mid Cap Growth Portfolio (Class A)                 2.02%
    ------------------------------------------------------------------------
    MFS(R) Research International Portfolio (Class A)                2.02%
    ------------------------------------------------------------------------
    Lord Abbett Growth and Income Portfolio (Class A)                2.01%
    ------------------------------------------------------------------------
    Lazard Mid Cap Portfolio (Class A)                               1.97%
    ------------------------------------------------------------------------
    Legg Mason Value Equity Portfolio (Class A)                      1.96%
    ------------------------------------------------------------------------
    Rainier Large Cap Equity Portfolio (Class A)                     1.95%
    ------------------------------------------------------------------------
    Davis Venture Value Portfolio (Class A)                          1.95%
    ------------------------------------------------------------------------
    Western Asset Management U.S. Government Portfolio (Class A)     1.90%
    ------------------------------------------------------------------------
    Jennison Growth Portfolio (Class A)                              1.79%
    ------------------------------------------------------------------------
    Julius Baer International Stock Portfolio (Class A)              1.75%
    ------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

METLIFE DEFENSIVE STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS.
   DOW JONES MODERATE CONSERVATIVE PORTFOLIO INDEX/1/ AND DEFENSIVE BLENDED
                                 BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

                                 Defensive      Dow Jones Moderate
            MetLife Defensive     Blended      Conservative Portfolio
            Strategy Portfolio  Benchmark/2/          Index/1/
            ------------------  ------------   ----------------------
 11/03/2004       $10,000         $10,000            $10,000
 12/31/2004        10,134          10,289             10,511
 12/31/2005        10,587          10,762             10,938
 12/31/2006        11,499          11,773             11,843
 12/31/2007        12,180          12,540             12,728
 06/30/2008        11,609          12,133             12,362



    ---------------------------------------------------------------
                                      Average Annual Return
                                (for the period ended 6/30/08)/3/
    ---------------------------------------------------------------
                                                          Since
                                6 Months 1 Year 3 Year Inception/4/
    ---------------------------------------------------------------
    MetLife Defensive Strategy
    Portfolio--Class A           -4.63%  -2.38% 4.59%     5.11%
--  Class B                      -4.69%  -2.61% 4.33%     4.17%
    ---------------------------------------------------------------
    Dow Jones Moderate
    Conservative Portfolio
--  Index/1/                     -2.88%   1.02% 5.33%     5.78%
    ---------------------------------------------------------------
    Defensive Blended
- - Benchmark/2/                 -3.25%  -0.60% 5.15%     5.24%
    ---------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Conservative Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 40% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ40%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 40% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Defensive Blended Benchmark is comprised of 28% Wilshire 5000 Equity Index, 55% Lehman Brothers Universal Index, 7% Morgan Stanley Capital International Europe Australasia and Far East Index and 10% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971; with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the Index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO               FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


only constituent of the Index that includes floating-rate debt is the Emerging Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Effective July 1, 2007, Morgan Stanley Capital International, Inc. (MSCI) discontinued the MSCI Global Capital Markets Index and the Portfolio will use the Dow Jones Moderately Conservative Portfolio Index in future reports to policyholders as the Portfolio's primary benchmark.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
METLIFE DEFENSIVE STRATEGY PORTFOLIO         ------------- ------------- --------------

  Class A(a)(b)
  Actual                                       $1,000.00     $  953.70       $0.39
  Hypothetical (5% return before expenses)      1,000.00      1,024.47        0.40
-------------------------------------------  ------------- ------------- --------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  953.10       $1.65
  Hypothetical (5% return before expenses)      1,000.00      1,023.17        1.71
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.66% and 0.92% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100.0%
 BlackRock High Yield Portfolio (Class A)(b).......  4,541,234 $    34,695,031
 Clarian Global Real Estate Portfolio (Class A)(b).  1,736,060      19,652,198
 Davis Venture Value Portfolio (Class A)(a)........    668,420      21,155,490
 Goldman Sachs Mid Cap Value Portfolio (Class A)(b)  1,874,228      22,584,448
 Harris Oakmark International Portfolio (Class
   A)(b)...........................................  1,704,244      20,041,908
 Jennison Growth Portfolio (Class A)(a)............  1,996,949      22,445,711
 Julius Baer International Stock Portfolio (Class
   A)(a)...........................................  1,774,905      21,831,329
 Lazard Mid Cap Portfolio (Class A)(b).............  2,145,383      21,818,543
 Legg Mason Value Equity Portfolio (Class A)(b)....  5,354,667      38,981,975
 Loomis Sayles Global Markets Portfolio (Class
   A)*(b)..........................................  4,116,238      45,237,457
 Lord Abbett Bond Debenture Portfolio (Class A)(b).  9,687,721     114,702,617
 Lord Abbett Growth and Income Portfolio (Class
   A)(b)...........................................  2,378,588      52,257,578
 MFS(R) Research International Portfolio (Class
   A)(b)...........................................  1,869,451      21,797,801
 PIMCO Inflation Protected Bond Portfolio (Class
   A)(b)........................................... 11,733,110     129,650,870

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - CONTINUED
 PIMCO Total Return Portfolio (Class A)(b)......... 23,739,288 $   272,764,422
 Rainier Large Cap Equity Portfolio (Class A)(b)...  2,433,097      22,019,527
 T. Rowe Price Mid Cap Growth Portfolio (Class
   A)(b)...........................................  2,754,350      22,585,667
 Third Avenue Small Cap Value Portfolio (Class
   A)(b)...........................................  1,533,392      22,510,193
 Van Kampen Comstock Portfolio (Class A)(b)........  5,744,408      51,469,897
 Western Asset Management U.S. Government
   Portfolio (Class A)(a).......................... 11,615,514     138,456,925
                                                               ---------------
 Total Investment Company Securities (Cost
 $1,203,174,476)                                                 1,116,659,587
                                                               ---------------

 TOTAL INVESTMENTS - 100.0% (Cost $1,203,174,476)                1,116,659,587
                                                               ---------------

 Other Assets and Liabilities (net) - 0.0%                            (346,186)
                                                               ---------------

 TOTAL NET ASSETS - 100.0%                                     $ 1,116,313,401
                                                               ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) A Portfolio of Metropolitan Series Fund, Inc.
(b) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,116,659,587              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,116,659,587              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

METLIFE DEFENSIVE STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $1,116,659,587
   Receivable for Trust shares sold                                            12,994,363
   Receivable from investment manager (Note 3)                                     13,746
                                                                           --------------
       Total assets                                                         1,129,667,696
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   12,430,593
       Trust shares redeemed                                                      563,770
       Distribution and services fees--Class B                                    230,894
       Management fee (Note 3)                                                     76,918
       Administration fee                                                           1,965
       Custodian and accounting fees                                               24,382
   Accrued expenses                                                                25,773
                                                                           --------------
       Total liabilities                                                       13,354,295
                                                                           --------------
NET ASSETS                                                                 $1,116,313,401
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $1,135,014,114
   Accumulated net realized gain                                               33,370,686
   Unrealized depreciation on investments                                     (86,514,889)
   Undistributed net investment income                                         34,443,490
                                                                           --------------
       Total                                                               $1,116,313,401
                                                                           ==============
NET ASSETS
   Class A                                                                 $       35,437
                                                                           ==============
   Class B                                                                  1,116,277,964
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                          3,403
                                                                           ==============
   Class B                                                                    107,482,440
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        10.41
                                                                           ==============
   Class B                                                                          10.39
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost                                                      $1,203,174,476

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

METLIFE DEFENSIVE STRATEGY PORTFOLIO
INVESTMENT INCOME:
   Dividends from Underlying Portfolios                                                                 $  36,301,851
                                                                                                        -------------
       Total investment income                                                                             36,301,851
                                                                                                        -------------
EXPENSES
   Management fee (Note 3)                                                                                    454,609
   Administration fees                                                                                         11,967
   Custodian and accounting fees                                                                                5,923
   Distribution and services fees--Class B                                                                  1,354,477
   Audit                                                                                                       10,626
   Legal                                                                                                       11,241
   Trustee fees and expenses                                                                                    7,957
   Insurance                                                                                                      810
   Other                                                                                                        2,460
                                                                                                        -------------
       Total expenses                                                                                       1,860,070
       Less expenses reimbursed by the Manager                                                                 (1,813)
                                                                                                        -------------
   Net expenses                                                                                             1,858,257
                                                                                                        -------------
   Net investment income                                                                                   34,443,594
                                                                                                        -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND CAPITAL GAIN DISTRIBUTIONS
FROM UNDERLYING PORTFOLIOS
   Net realized gain (loss) on:
       Investments                                                                                         (4,972,321)
       Capital gain distributions from Underlying Portfolios                                               42,070,467
                                                                                                        -------------
   Net realized gain on investments and capital gain distributions from Underlying Portfolios              37,098,146
                                                                                                        -------------
   Net change in unrealized depreciation on:
       Investments                                                                                       (114,620,638)
                                                                                                        -------------
   Net change in unrealized depreciation on investments                                                  (114,620,638)
                                                                                                        -------------
   Net realized and change in unrealized loss on investments and capital gain distributions from
       Underlying Portfolios                                                                              (77,522,492)
                                                                                                        -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $ (43,078,898)
                                                                                                        =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

METLIFE DEFENSIVE STRATEGY PORTFOLIO
                                                                                                  Period Ended     Year Ended
                                                                                                  June 30, 2008   December 31,
                                                                                                   (Unaudited)        2007
                                                                                                 --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                        $   34,443,594  $  11,576,356
    Net realized gain on investments and capital gain distributions from Underlying Portfolios       37,098,146     24,975,833
    Net change in unrealized appreciation (depreciation) on investments                            (114,620,638)     2,957,759
                                                                                                 --------------  -------------
    Net increase (decrease) in net assets resulting from operations                                 (43,078,898)    39,509,948
                                                                                                 --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                               (527)          (260)
     Class B                                                                                        (15,447,927)   (12,711,729)
    From net realized gains
     Class A                                                                                               (669)          (268)
     Class B                                                                                        (21,728,145)   (14,262,173)
                                                                                                 --------------  -------------
    Net decrease in net assets resulting from distributions                                         (37,177,268)   (26,974,430)
                                                                                                 --------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                             23,587          1,197
     Class B                                                                                        559,365,018    563,001,759
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                              1,196            528
     Class B                                                                                         37,176,072     26,973,902
    Cost of shares repurchased
     Class A                                                                                               (543)          (150)
     Class B                                                                                       (209,551,451)  (334,472,886)
                                                                                                 --------------  -------------
    Net increase in net assets from capital share transactions                                      387,013,879    255,504,350
                                                                                                 --------------  -------------
TOTAL INCREASE IN NET ASSETS                                                                        306,757,713    268,039,868
    Net assets at beginning of period                                                               809,555,688    541,515,820
                                                                                                 --------------  -------------
    Net assets at end of period                                                                  $1,116,313,401  $ 809,555,688
                                                                                                 ==============  =============
    Net assets at end of period includes undistributed net investment income                     $   34,443,490  $  15,448,350
                                                                                                 ==============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                        CLASS A
METLIFE DEFENSIVE STRATEGY PORTFOLIO                                   ---------------------------------------
                                                                       FOR THE PERIOD    FOR THE YEARS ENDED
                                                                           ENDED             DECEMBER 31,
                                                                       JUNE 30, 2008  ------------------------
                                                                        (UNAUDITED)     2007     2006   2005(B)
                                                                       -------------- ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................      $11.28    $11.10   $10.29   $ 9.82
                                                                          --------    ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................        0.36      0.23     0.36     0.17
Net Realized/Unrealized Gain (Loss) on Investments....................       (0.87)     0.46     0.56     0.43
                                                                          --------    ------   ------     ----
Total from Investment Operations......................................       (0.51)     0.69     0.91     0.60
                                                                          --------    ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................       (0.16)    (0.25)   (0.02)   (0.11)
Distributions from Net Realized Capital Gains.........................       (0.20)    (0.26)   (0.08)   (0.02)
                                                                          --------    ------   ------   ------
Total Distributions...................................................       (0.36)    (0.51)   (0.10)   (0.13)
                                                                          --------    ------   ------    -----
NET ASSET VALUE, END OF PERIOD........................................      $10.41    $11.28   $11.10   $10.29
                                                                          ========    ======   ======   ======
TOTAL RETURN                                                                 (4.63)%    6.20%    9.01%    6.07%
Ratio of Expenses to Average Net Assets After Reimbursement(e)........        0.08 %*   0.09%    0.11%    0.12%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(f)..........................................................        0.08 %*   0.09%    0.12%    0.12%*
Ratio of Net Investment Income to Average Net Assets(g)...............        6.60 %*   2.05%    3.44%    2.53%*
Portfolio Turnover Rate...............................................        15.6 %    39.2%    35.3%    36.1%
Net Assets, End of Period (in millions)...............................       $  --++   $  --++  $  --++  $  --++

                                                                                             CLASS B
                                                                       ------------------------------------------------
                                                                       FOR THE PERIOD
                                                                           ENDED        FOR THE YEARS ENDED DECEMBER 31,
                                                                       JUNE 30, 2008  ---------------------------------
                                                                        (UNAUDITED)     2007     2006     2005    2004(C)
                                                                       -------------- ------   ------     ---    -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................      $11.25    $11.09   $10.29   $ 9.95   $10.00
                                                                                      ------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................        0.34      0.19     0.29     0.19     0.42
Net Realized/Unrealized Gain (Loss) on Investments....................       (0.86)     0.46     0.59     0.26    (0.29)
                                                                          --------    ------   ------   ------   ------
Total from Investment Operations......................................       (0.52)     0.65     0.88     0.45     0.13
                                                                          --------    ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................       (0.14)    (0.23)   (0.00)+  (0.09)   (0.18)
Distributions from Net Realized Capital Gains.........................       (0.20)    (0.26)   (0.08)   (0.02)      --
                                                                          --------    ------   ------   ------   ------
Total Distributions...................................................       (0.34)    (0.49)   (0.08)   (0.11)   (0.18)
                                                                          --------    ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD........................................      $10.39    $11.25   $11.09   $10.29   $ 9.95
                                                                          ========    ======   ======   ======   ======
TOTAL RETURN                                                                 (4.69)%    5.92%    8.63%    4.48%    1.34%
Ratio of Expenses to Average Net Assets After Reimbursement(e)........        0.34 %    0.35%    0.35%    0.35%    0.35%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(f)..........................................................        0.34 %*   0.36%    0.39%    0.40%    0.71%*
Ratio of Net Investment Income to Average Net Assets(g)...............                  1.72%    2.79%    1.90%   26.11%*
Portfolio Turnover Rate...............................................        15.6 %*   39.2%    35.3%    36.1%     0.0%(d)
Net Assets, End of Period (in millions)...............................    $1,116.3    $809.5   $541.5   $356.1   $129.8

*  Annualized
+  Rounds to less than $0.005 per share.
++ Net Assets less than  1/10 of $1 Million.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(f) See Note 3 of the Notes to Financial Statements.
(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is MetLife Defensive Strategy Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

                $454,609           0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                          Expenses Deferred In
                                ----------------------------------------
         Maximum Expense Ratio    2004     2005     2006    2007    2008
         under current Expense  ------- -------- -------- ------- ------
         Limitation Agreement   Subject to repayment until December 31,
        ---------------------   ----------------------------------------
        Class A Class B Class E  2009     2010     2011    2012    2013
        ------- ------- ------- ------- -------- -------- ------- ------

         0.10%   0.35%   0.25%* $32,988 $130,573 $170,658 $54,067 $1,813


The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ -----------

 Class A

 06/30/2008       1,180      2,162         111           (50)       2,223        3,403
 12/31/2007       1,041        105          47           (13)         140        1,180

 Class B

 06/30/2008  71,963,875 51,354,325   3,445,419   (19,281,179)  35,518,565  107,482,440
 12/31/2007  48,829,008 50,718,842   2,445,503   (30,029,478)  23,134,867   71,963,875

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $594,773,293        $--        $168,357,255

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $1,203,174,476  $3,809,546   $(90,324,435)  $(86,514,889)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

         Ordinary Income    Long-Term Capital Gain         Total
       -------------------- ---------------------- ----------------------
          2007       2006      2007         2006      2007        2006
       ----------- -------- ----------- ---------- ----------- ----------

       $13,196,339 $631,004 $13,778,091 $2,470,105 $26,974,430 $3,101,109

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

     $16,307,294   $20,869,760  $24,378,399         $--         $61,555,453

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


9. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year are as follows:

                                                      Number of shares
                                                    held at December 31, Shares purchased  Shares sold during the
Security Description                                        2007         during the period         period
--------------------                                -------------------- ----------------- ----------------------

BlackRock High Yield Portfolio (Class A)                  2,901,816          2,111,906             (472,488)

Lord Abbett Bond Debenture Portfolio (Class A)            6,369,067          4,301,081             (982,427)

PIMCO Inflation Protected Bond Portfolio (Class A)        7,393,569          5,522,042           (1,182,501)

PIMCO Total Return Portfolio (Class A)                   15,907,828         10,177,914           (2,346,454)

Western Asset Management U.S. Government Portfolio
  (Class A)                                               7,103,978          5,507,661             (996,125)

                                                    Number of shares
                                                    held at June 30,
Security Description                                      2008
--------------------                                ----------------

BlackRock High Yield Portfolio (Class A)                4,541,234

Lord Abbett Bond Debenture Portfolio (Class A)          9,687,721

PIMCO Inflation Protected Bond Portfolio (Class A)     11,733,110

PIMCO Total Return Portfolio (Class A)                 23,739,288

Western Asset Management U.S. Government Portfolio
  (Class A)                                            11,615,514

                                                                               Capital
                                                      Net Realized Gain   Gain Distributions  Income earned from
                                                    (Loss) on Investments  from Affiliates   Affiliates during the
Security Description                                  during the period   during the period         period         Ending Value
--------------------                                --------------------- ------------------ --------------------- ------------

BlackRock High Yield Portfolio (Class A)                 $ (284,227)          $       --          $ 2,540,180      $ 34,695,031

Lord Abbett Bond Debenture Portfolio (Class A)             (198,726)           1,718,503            4,954,715       114,702,617

PIMCO Inflation Protected Bond Portfolio (Class A)        1,398,547              236,383            4,477,003       129,650,870

PIMCO Total Return Portfolio (Class A)                    1,195,404            6,696,060           11,006,196       272,764,422

Western Asset Management U.S. Government Portfolio
  (Class A)                                                 354,872                   --            5,467,078       138,456,925

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                  FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

For the six months ended June 30, 2008, the MetLife Growth Strategy Portfolio returned (10.81)% and (10.88)% for Class A and B Shares, respectively. This compares to a (7.88)% return for the Dow Jones Moderately Aggressive Portfolio Index/1/ and a (9.18)% return for the blended benchmark. The blended benchmark for this Portfolio is currently comprised of the following mix: 64% Wilshire 5000 Index/2/, 10% Lehman Brothers Universal Index/3/, 21% MSCI EAFE Index/4/, and 5% CitiGroup 90-Day T-Bill Index/5/. The blended benchmark for this Portfolio is currently comprised of the following mix: 71% Wilshire 5000 Index, 24% MSCI EAFE Index, and 5% CitiGroup 90-Day T-Bill Index. The three components of the Portfolio's blended index had six month returns as follows: Wilshire 5000 Index, (10.92)%; MSCI EAFE Index, (10.58)%; and Citigroup 3 Month T-Bill Index, 1.11%.

ECONOMIC AND MARKET REVIEW

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/6/, eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/7/, even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index/8/. Large cap stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The Energy sector was by far the best performing sector with a 8.8% return for the period. The Financial sector, roiled by the credit crisis, was the worst performing sector with a -29.7% return during the period.

--------
/1/ The Dow Jones Moderate Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ80%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees or expenses and is not available for direct investment.


/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup Three Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/7/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

/8/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                  FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a -11.0% return. On a local currency basis, foreign stocks were down even more but foreign stocks were helped by a declining dollar. As with domestic stocks, growth stocks held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund with a broad allocation goal of 85% in equities and 15% in fixed income. The most significant change in strategy during the period was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities in response to the increased use of foreign stocks by primarily domestic equity managers. For this Portfolio, this resulted in a change in the goal for foreign stocks from 19% to 24%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring.

The Portfolio's relative performance was aided during the first half of 2008 by a higher to small and mid cap domestic stocks, which held up better during the period than the broad Wilshire 5000 Index. However, most of Portfolio's underperformance relative to the return of the blended index was due to weak security and sector selection by several of the underlying portfolios. However, most of the difference between return of the blended index and that of the Portfolio was due to the security and sector selection of the underlying portfolios. Overall, this factor had a negative impact on overall performance.

The underlying portfolios with the most negative impact on the relative performance of the Portfolio during the first half of 2008 were LEGG MASON VALUE EQUITY, VAN KAMPEN COMSTOCK, LORD ABBETT GROWTH AND INCOME, AND HARRIS OAKMARK INTERNATIONAL. LEGG MASON VALUE EQUITY was a major detractor from performance as it underperformed the S&P 500 by over 15% for the six month period ending in June. Legg was especially hurt by overall poor stock selection in Financials (BEAR STEARNS and FREDDIE MAC) and Health Care (UNITEDHEALTH GROUP). It also held an overweight to the market's worst performing sector (Financials) and it had virtually no exposure the best performing sector (Energy). VAN KAMPEN COMSTOCK, LORD ABBETT GROWTH AND INCOME, HARRIS OAKMARK INTERNATIONAL were all negatively impacted by an overweight to Financials and an underweight to Energy.

While few portfolios produced absolute positive returns for the period, several helped relative performance by holding up better in a down market. Among those underlying portfolios that helped relative performance during the first six months of 2008 were THIRD AVENUE SMALL CAP VALUE, LEGG MASON PARTNERS AGGRESSIVE GROWTH, , RAINIER LARGE CAP EQUITY, AND MFS EMERGING MARKET EQUITY. THIRD AVENUE SMALL CAP VALUE was helped by good overall stock selection as well as good sector weightings: an overweight in Energy and an underweight in Financials. LEGG MASON PARTNERS AGGRESSIVE GROWTH was helped by an overweight in the Energy sector and an underweight in the Financial Sector. RAINIER LARGE CAP EQUITY was helped by good stock selection, especially in the Energy and Financial sectors. MFS EMERGING MARKET EQUITY was helped by a significant weighting and good stock selection in the Energy and Materials sectors.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                Percent of
     Description                                                Net Assets
     ---------------------------------------------------------------------
     Van Kampen Comstock Portfolio (Class A)                      11.46%
     ---------------------------------------------------------------------
     Davis Venture Value Portfolio (Class A)                       9.83%
     ---------------------------------------------------------------------
     Lord Abbett Growth and Income Portfolio (Class A)             9.71%
     ---------------------------------------------------------------------
     Third Avenue Small Cap Value Portfolio (Class A)              8.37%
     ---------------------------------------------------------------------
     Legg Mason Partners Aggressive Growth Portfolio (Class A)     6.21%
     ---------------------------------------------------------------------
     Rainier Large Cap Equity Portfolio ( Class A)                 5.11%
     ---------------------------------------------------------------------
     Legg Mason Value Equity Portfolio (Class A)                   4.53%
     ---------------------------------------------------------------------
     PIMCO Total Return Portfolio (Class A)                        4.21%
     ---------------------------------------------------------------------
     Loomis Sayles Global Markets Portfolio (Class A)              4.20%
     ---------------------------------------------------------------------
     MFS(R) Emerging Markets Equity Portfolio (Class A)            4.09%
     ---------------------------------------------------------------------
     MFS(R) Research International Portfolio (Class A)             4.01%
     ---------------------------------------------------------------------
     Harris Oakmark International Portfolio (Class A)              3.73%
     ---------------------------------------------------------------------
     Julius Baer International Stock Portfolio (Class A)           3.04%
     ---------------------------------------------------------------------
     Clarion Global Real Estate Portfolio (Class A)                2.74%
     ---------------------------------------------------------------------
     PIMCO Inflation Protected Bond Portfolio (Class A)            2.19%
     ---------------------------------------------------------------------
     Lord Abbett Bond Debenture Portfolio (Class A)                2.13%
     ---------------------------------------------------------------------
     Turner Mid Cap Growth Portfolio (Class A)                     2.10%
     ---------------------------------------------------------------------
     T. Rowe Price Mid Cap Growth Portfolio (Class A)              2.10%
     ---------------------------------------------------------------------
     Goldman Sachs Mid Cap Value Portfolio (Class A)               2.10%
     ---------------------------------------------------------------------
     Jennison Growth Portfolio (Class A)                           2.08%
     ---------------------------------------------------------------------
     Met/AIM Small Cap Growth Portfolio (Class A)                  2.07%
     ---------------------------------------------------------------------
     Lazard Mid Cap Portfolio (Class A)                            2.00%
     ---------------------------------------------------------------------
     Harris Oakmark Focused Value Portfolio (Class A)              1.99%
     ---------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                  FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


 METLIFE GROWTH STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS. DOW JONES MODERATE AGGRESSIVE PORTFOLIO INDEX/1/ AND GROWTH BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                      [CHART]

                                   Dow Jones Moderate
               MetLife Growth      Aggressive Portfolio       Growth Blended
              Strategy Portfolio        Index/1/               Benchmark/2/
              ------------------   -------------------       ----------------
11/03/2004     $10,000                 $10,000                  $10,000
12/31/2004      10,630                  10,861                   10,643
12/31/2005      11,600                  11,953                   11,404
12/31/2006      13,176                  13,761                   13,222
12/31/2007      13,796                  14,907                   14,109
06/30/2008      12,295                  13,733                   12,825



    -------------------------------------------------------------------
                                        Average Annual Return/3/
                                     (for the period ended 6/30/08)
    -------------------------------------------------------------------
                                                              Since
                                   6 Months 1 Year  3 Year Inception/4/
    -------------------------------------------------------------------
    MetLife Growth Strategy
    Portfolio--Class A             -10.81%  -12.44% 5.09%     6.19%
--  Class B                        -10.88%  -12.65% 4.77%     5.82%
    -------------------------------------------------------------------
    Dow Jones Moderate
--  Aggressive Portfolio Index/1/   -7.88%   -7.62% 7.88%     8.69%
    -------------------------------------------------------------------
    Growth Blended
- - Benchmark/2/                    -9.18%   -9.56% 6.31%     6.56%
    -------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ80%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Growth Blended Benchmark is comprised of 68% Wilshire 5000 Equity Index, 10% Lehman Brothers Universal Index, 17% Morgan Stanley Capital International Europe Australasia and Far East Index (the MSCI EAFE(R) Index) and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971; with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the Index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the Index that includes floating-rate debt is the Emerging

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                  FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Effective July 1, 2007, Morgan Stanley Capital International, Inc. (MSCI) discontinued the MSCI Global Capital Markets Index and the Portfolio will use the Dow Jones Moderately Aggressive Portfolio Index in future reports to policyholders as the Portfolio's primary benchmark.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
METLIFE GROWTH STRATEGY PORTFOLIO            ------------- ------------- --------------

  Class A(a)(b)
  Actual                                       $1,000.00     $  891.90       $0.28
  Hypothetical (5% return before expenses)      1,000.00      1,024.57        0.30
-------------------------------------------  ------------- ------------- --------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  891.20       $1.46
  Hypothetical (5% return before expenses)      1,000.00      1,023.32        1.56
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75% and 1.00% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 --------------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100.0%
 Clarion Global Real Estate Portfolio (Class A)(b). 18,169,817 $   205,682,331
 Davis Venture Value Portfolio (Class A)(a)........ 23,302,680     737,529,828
 Goldman Sachs Mid Cap Value Portfolio (Class A)(b) 13,054,291     157,304,211
 Harris Oakmark Focused Value Portfolio (Class
   A)(a)...........................................    892,043     148,944,437
 Harris Oakmark International Portfolio (Class
   A)(b)........................................... 23,835,449     280,304,875
 Jennison Growth Portfolio (Class A)(a)............ 13,917,122     156,428,445
 Julius Baer International Stock Portfolio (Class
   A)(b)........................................... 18,540,784     228,051,641
 Lazard Mid Cap Portfolio (Class A)(b)............. 14,785,870     150,372,297
 Legg Mason Partners Aggressive Growth Portfolio
   (Class A)(b).................................... 67,712,575     465,862,516
 Legg Mason Value Equity Portfolio (Class A)(b).... 46,706,642     340,024,353
 Loomis Sayles Global Markets Portfolio (Class
   A)(b)........................................... 28,675,376     315,142,386
 Lord Abbett Bond Debenture Portfolio (Class A)(b). 13,507,445     159,928,150
 Lord Abbett Growth and Income Portfolio (Class
   A)(b)........................................... 33,160,932     728,545,676
 Met/AIM Small Cap Growth Portfolio (Class A)(b)... 12,745,522     155,113,000
 MFS(R) Emerging Markets Equity Portfolio (Class
   A)(b)........................................... 26,069,587     306,578,340

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------
 MFS(R) Research International Portfolio (Class
   A)(b)........................................... 25,813,356 $  300,983,730
 PIMCO Inflation Protected Bond Portfolio (Class
   A)(b)........................................... 14,882,857    164,455,565
 PIMCO Total Return Portfolio (Class A)(b)......... 27,530,137    316,321,279
 Rainier Large Cap Equity Portfolio (Class A)(b)... 42,386,688    383,599,527
 T. Rowe Price Mid Cap Growth Portfolio (Class
   A)(b)........................................... 19,187,379    157,336,507
 Third Avenue Small Cap Value Portfolio (Class
   A)(b)........................................... 42,765,709    627,800,611
 Turner Mid Cap Growth Portfolio (Class A)(b)...... 12,251,015    157,793,078
 Van Kampen Comstock Portfolio (Class A)(b)........ 95,991,247    860,081,574
                                                               --------------
 Total Investment Company Securities
 (Cost $8,558,949,613)                                          7,504,184,357
                                                               --------------

 TOTAL INVESTMENTS - 100.0% (Cost $8,558,949,613)               7,504,184,357
                                                               --------------

 Other Assets and Liabilities (net) - 0.0%                         (2,006,434)
                                                               --------------

 TOTAL NET ASSETS - 100.0%                                     $7,502,177,923
                                                               ==============

PORTFOLIO FOOTNOTES

(a) A Portfolio of Metropolitan Series Fund, Inc.
(b) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
 VALUATION INPUTS                                   SECURITIES    INSTRUMENTS*
 -----------------------------------------------------------------------------
 LEVEL 1--QUOTED PRICES                        $ 7,504,184,357              $0
 -----------------------------------------------------------------------------
 LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS                0               0
 -----------------------------------------------------------------------------
 LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                    0               0
 -----------------------------------------------------------------------------
 TOTAL                                          $7,504,184,357              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

METLIFE GROWTH STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $ 7,504,184,357
   Receivable for investments sold                                              11,867,480
   Receivable for Trust shares sold                                              1,214,065
                                                                           ---------------
       Total assets                                                          7,517,265,902
                                                                           ---------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                    13,081,544
       Distribution and services fees--Class B                                   1,613,624
       Management fee (Note 3)                                                     353,628
       Administration fee                                                            1,965
       Custodian and accounting fees                                                22,880
   Accrued expenses                                                                 14,338
                                                                           ---------------
       Total liabilities                                                        15,087,979
                                                                           ---------------
NET ASSETS                                                                 $ 7,502,177,923
                                                                           ===============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $ 8,085,941,371
   Accumulated net realized gain                                               371,567,416
   Unrealized depreciation on investments                                   (1,054,765,256)
   Undistributed net investment income                                          99,434,392
                                                                           ---------------
       Total                                                               $ 7,502,177,923
                                                                           ===============
NET ASSETS
   Class A                                                                 $     4,164,832
                                                                           ===============
   Class B                                                                   7,498,013,091
                                                                           ===============
CAPITAL SHARES OUTSTANDING
   Class A                                                                         382,885
                                                                           ===============
   Class B                                                                     690,665,373
                                                                           ===============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $         10.88
                                                                           ===============
   Class B                                                                           10.86
                                                                           ===============

-------------------------------------------------------------------------------------------
* Investments at cost                                                      $ 8,558,949,613

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008

METLIFE GROWTH STRATEGY PORTFOLIO
INVESTMENT INCOME:
   Dividends from Underlying Portfolios                                   $   111,317,997
                                                                          ---------------
       Total investment income                                                111,317,997
                                                                          ---------------
EXPENSES
   Management fee (Note 3)                                                      2,126,599
   Administration fees                                                             11,967
   Custodian and accounting fees                                                    5,923
   Distribution and services fees--Class B                                      9,695,917
   Audit                                                                           10,640
   Legal                                                                           11,201
   Trustee fees and expenses                                                        7,957
   Insurance                                                                        8,448
   Other                                                                            4,506
                                                                          ---------------
       Total expenses                                                          11,883,158
                                                                          ---------------
       Net investment income                                                   99,434,839
                                                                          ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain (loss) on:
       Investments                                                            (72,044,510)
       Capital gain distributions from Underlying Portfolios                  450,104,400
                                                                          ---------------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                             378,059,890
                                                                          ---------------
   Net change in unrealized depreciation on:
       Investments                                                         (1,387,583,053)
                                                                          ---------------
   Net change in unrealized depreciation on investments                    (1,387,583,053)
                                                                          ---------------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolios               (1,009,523,163)
                                                                          ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  (910,088,324)
                                                                          ===============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

METLIFE GROWTH STRATEGY PORTFOLIO
                                                                                                  Period Ended      Year Ended
                                                                                                  June 30, 2008    December 31,
                                                                                                   (Unaudited)         2007
                                                                                                 ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                        $    99,434,839  $   35,048,305
    Net realized gain on investments and capital gain distributions from Underlying Portfolios       378,059,890     378,542,222
    Net change in unrealized depreciation on investments                                          (1,387,583,053)   (160,081,531)
                                                                                                 ---------------  --------------
    Net increase (decrease) in net assets resulting from operations                                 (910,088,324)    253,508,996
                                                                                                 ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                             (46,341)        (41,652)
     Class B                                                                                         (78,062,834)    (77,200,437)
    From net realized gains
     Class A                                                                                            (163,838)       (103,576)
     Class B                                                                                        (337,399,201)   (218,474,004)
                                                                                                 ---------------  --------------
    Net decrease in net assets resulting from distributions                                         (415,672,214)   (295,819,669)
                                                                                                 ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                           1,036,918       1,477,669
     Class B                                                                                         680,943,632   3,070,331,918
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                             210,179         145,228
     Class B                                                                                         415,462,035     295,674,441
    Cost of shares repurchased
     Class A                                                                                            (203,546)       (416,115)
     Class B                                                                                        (463,777,116)   (643,510,316)
                                                                                                 ---------------  --------------
    Net increase in net assets from capital share transactions                                       633,672,102   2,723,702,825
                                                                                                 ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             (692,088,436)  2,681,392,152
    Net assets at beginning of period                                                              8,194,266,359   5,512,874,207
                                                                                                 ---------------  --------------
    Net assets at end of period                                                                  $ 7,502,177,923  $8,194,266,359
                                                                                                 ===============  ==============
    Net assets at end of period includes undistributed net investment income                     $    99,434,392  $   78,108,728
                                                                                                 ===============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                      CLASS A
METLIFE GROWTH STRATEGY PORTFOLIO                                 ----------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED      FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008  --------------------------------
                                                                   (UNAUDITED)     2007        2006      2005(B)
                                                                  -------------- --------  --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $  12.89    $  12.89  $  11.39     $  10.19
                                                                     --------    --------  --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................        0.17        0.10      0.26         0.90
Net Realized/Unrealized Gain (Loss) on Investments...............       (1.51)       0.55      1.33         0.44
                                                                     --------    --------  --------     --------
Total from Investment Operations.................................       (1.34)       0.65      1.59         1.34
                                                                     --------    --------  --------     --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................       (0.15)      (0.19)    (0.02)       (0.12)
Distributions from Net Realized Capital Gains....................       (0.52)      (0.46)    (0.07)       (0.02)
                                                                     --------    --------  --------     --------
Total Distributions..............................................       (0.67)      (0.65)    (0.09)       (0.14)
                                                                     --------    --------  --------     --------
NET ASSET VALUE, END OF PERIOD...................................    $  10.88    $  12.89  $  12.89     $  11.39
                                                                     ========    ========  ========     ========
TOTAL RETURN.....................................................      (10.81)%      5.03%    14.04%       13.20%
Ratio of Expenses to Average Net Assets After Reimbursement(f)...        0.06 %*     0.06%     0.08%        0.04%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(g).....................................................        0.06 %*     0.06%     0.08%(e)     0.04%*
Ratio of Net Investment Income to Average Net Assets(h)..........        2.84 %*     0.77%     2.19%       11.87%*
Portfolio Turnover Rate..........................................        12.5 %      15.3%     19.8%        15.1%
Net Assets, End of Period (in millions)..........................    $    4.2    $    3.8  $    2.6     $    1.2

                                                                                             CLASS B
                                                                  ---------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008  ------------------------------------------
                                                                   (UNAUDITED)     2007        2006       2005       2004(C)
                                                                  -------------- --------  --------     --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $  12.85    $  12.87  $  11.40     $  10.56   $  10.00
                                                                     --------    --------  --------     --------   --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................        0.15        0.07      0.22         0.22       0.19
Net Realized/Unrealized Gain (Loss) on Investments...............       (1.50)       0.53      1.32         0.74       0.44
                                                                     --------    --------  --------     --------
Total from Investment Operations.................................       (1.35)       0.60      1.54         0.96       0.63
                                                                     --------    --------  --------     --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................       (0.12)      (0.16)    (0.00) +     (0.10)     (0.07)
Distributions from Net Realized Capital Gains....................       (0.52)      (0.46)    (0.07)       (0.02)        --
                                                                     --------    --------  --------     --------   --------
Total Distributions..............................................       (0.64)      (0.62)    (0.07)       (0.12)     (0.07)
                                                                     --------    --------  --------     --------   --------
NET ASSET VALUE, END OF PERIOD...................................    $  10.86    $  12.85  $  12.87     $  11.40   $  10.56
                                                                     ========    ========  ========     ========   ========
TOTAL RETURN.....................................................      (10.88)%      4.70%    13.59%        9.12%      6.30%
Ratio of Expenses to Average Net Assets After Reimbursement(f)...        0.31 %*     0.31%     0.33%        0.31%      0.35%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(g).....................................................        0.31 %*     0.31%     0.33%(e)     0.31%      0.39%*
Ratio of Net Investment Income to Average Net Assets(h)..........        2.56 %*     0.50%     1.81%        2.03%     11.59%*
Portfolio Turnover Rate..........................................        12.5 %      15.3%     19.8%        15.1%       0.0%(d)
Net Assets, End of Period (in millions)..........................    $7,498.0    $8,190.5  $5,510.3     $3,206.2   $1,379.4

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) Excludes the effect of deferred expense reimbursement--See Note 3 of financial statements.
(f) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(g) See Note 3 of the Notes to Financial Statements.
(h) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is MetLife Growth Strategy Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
             -------------     ----------- --------------------------

               $2,126,599          0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.10%                 0.35%                 0.25%*

* Class not offered during the period.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:


                                                                Net Increase
              Beginning                                          in Shares     Ending
               Shares       Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ----------- ------------- -----------  ------------ -----------

 Class A

 06/30/2007      293,957      88,406      17,980       (17,458)      88,928      382,885
 12/31/2007      202,259     112,839      11,249       (32,390)      91,698      293,957

 Class B

 06/30/2007  637,247,569  57,346,855  35,600,860   (39,529,911)  53,417,804  690,665,373
 12/31/2007  428,269,320 235,555,980  22,938,281   (49,516,012) 208,978,249  637,247,569

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--       $1,743,578,516       $--        $976,201,706

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

         Federal        Gross          Gross
        Income Tax    Unrealized     Unrealized           Net Unrealized
           Cost      Appreciation  (Depreciation)          Depreciation
      -------------- ------------ --------------         ---------------

      $8,558,949,613 $34,329,866        $(1,089,095,122) $(1,054,765,256)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

       Ordinary Income      Long-Term Capital Gain           Total
    ---------------------- ------------------------ ------------------------
       2007        2006        2007        2006         2007        2006
    ----------- ---------- ------------ ----------- ------------ -----------

    $77,728,831 $3,096,337 $218,090,838 $21,380,020 $295,819,669 $24,476,357

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $88,043,176  $327,628,088  $326,325,826        $--         $741,997,090

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year are as follows:

                                                    Number of shares                                        Number of shares
                                                  held at December 31, Shares purchased  Shares sold during held at June 30,
Security Description                                      2007         during the period     the period           2008
--------------------                              -------------------- ----------------- ------------------ ----------------

Clarion Global Real Estate Portfolio (Class A)         11,133,661          7,446,412           (410,256)       18,169,817

Davis Venture Value Portfolio (Class A)                24,882,992          1,775,890         (3,356,202)       23,302,680

Goldman Sachs Mid-Cap Value Portfolio (Class A)*       12,244,666          1,748,575           (938,950)       13,054,291

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

9. OTHER MATTERS - CONTINUED

                                                      Number of shares                                        Number of shares
                                                    held at December 31, Shares purchased  Shares sold during held at June 30,
Security Description                                        2007         during the period     the period           2008
--------------------                                -------------------- ----------------- ------------------ ----------------

Harris Oakmark Focused Value Portfolio (Class A)          1,817,621            431,128         (1,356,706)          892,043

Harris Oakmark International Portfolio (Class A)         23,510,617          6,776,179         (6,451,347)       23,835,449

Jennison Growth Portfolio (Class A)                      12,349,909          2,380,725           (813,512)       13,917,122

Julius Baer International Portfolio (Class A)                    --         18,717,913           (177,129)       18,540,784

Lazard Mid Cap Portfolio (Class A)                               --         14,927,253           (141,383)       14,785,870

Legg Mason Partners Aggressive Growth Portfolio
  (Class A)*                                             66,353,870          5,101,214         (3,742,509)       67,712,575

Legg Mason Value Equity Portfolio (Class A)*             46,002,485          6,285,109         (5,580,952)       46,706,642

Loomis Sayles Global Markets Portfolio (Class A)*        25,503,277          5,022,408         (1,850,309)       28,675,376

Lord Abbett Bond Debenture Portfolio (Class A)           12,873,007          1,440,132           (805,694)       13,507,445

Lord Abbett Growth and Income Portfolio (Class A)        31,401,184          5,623,987         (3,864,239)       33,160,932

Met/AIM Small Cap Growth Portfolio (Class A)             16,386,763          2,889,510         (6,530,751)       12,745,522

MFS Emerging Markets Equity Portfolio (Class A)*         17,401,746          9,258,815           (590,974)       26,069,587

MFS Research International Portfolio (Class A)           22,954,491          4,872,460         (2,013,595)       25,813,356

PIMCO Inflation Protected Bond Portfolio (Class A)       14,952,194          1,481,686         (1,551,023)       14,882,857

PIMCO Total Return Portfolio (Class A)                   20,104,194          9,468,874         (2,042,931)       27,530,137

Rainier Large Cap Equity Portfolio (Class A)*            42,271,737          3,063,272         (2,948,321)       42,386,688

T. Rowe Price Mid-Cap Growth Portfolio (Class A)         16,917,451          3,317,695         (1,047,767)       19,187,379

Third Avenue Small Cap Value Portfolio (Class A)*        40,517,226          5,307,232         (3,058,749)       42,765,709

Turner Mid-Cap Growth Portfolio (Class A)*               11,310,385          1,613,774           (673,143)       12,251,016

Van Kampen Comstock Portfolio (Class A)*                 85,738,459         12,916,640         (2,663,852)       95,991,247

* The Portfolio had ownership of at least 25% of the outstanding voting securities as of June 30, 2008. Once filed, the most recent Annual Report will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http:// www.sec.gov.

                                                                                      Capital
                                                             Net Realized Gain   Gain Distributions   Income earned
                                                           (Loss) on Investments  from Affiliates    from Affiliates
Security Description                                         during the period   during the period  during the period
--------------------                                       --------------------- ------------------ -----------------

Clarion Global Real Estate Portfolio (Class A)                 $    402,734         $13,862,261        $ 2,861,344

Davis Venture Value Portfolio (Class A)                          23,315,338           4,383,608         10,530,735

Goldman Sachs Mid-Cap Value Portfolio (Class A)                     877,558          11,872,045          1,570,861

Harris Oakmark Focused Value Portfolio (Class A)                (84,188,347)         40,674,366          1,319,985

Harris Oakmark International Portfolio (Class A)                 (8,390,154)         58,333,896          6,813,451

Jennison Growth Portfolio (Class A)                                (383,254)        $12,517,362          3,629,906

Julius Baer International Portfolio (Class A)                       (51,710)                 --                 --

Lazard Mid Cap Portfolio (Class A)                                   32,052                  --                 --

Legg Mason Partners Aggressive Growth Portfolio (Class A)        (1,395,842)          3,405,224             60,950

Legg Mason Value Equity Portfolio (Class A)                      (9,016,530)         16,611,206          1,218,651



Security Description                                       Ending Value
--------------------                                       ------------

Clarion Global Real Estate Portfolio (Class A)             $205,682,331

Davis Venture Value Portfolio (Class A)                     737,529,828

Goldman Sachs Mid-Cap Value Portfolio (Class A)             157,304,211

Harris Oakmark Focused Value Portfolio (Class A)            148,944,437

Harris Oakmark International Portfolio (Class A)            280,304,875

Jennison Growth Portfolio (Class A)                        $156,428,445

Julius Baer International Portfolio (Class A)               208,051,641

Lazard Mid Cap Portfolio (Class A)                          150,372,297

Legg Mason Partners Aggressive Growth Portfolio (Class A)   465,862,516

Legg Mason Value Equity Portfolio (Class A)                 340,024,353

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

9. OTHER MATTERS - CONTINUED

                                                                               Capital
                                                      Net Realized Gain   Gain Distributions   Income earned
                                                    (Loss) on Investments  from Affiliates    from Affiliates
Security Description                                  during the period   during the period  during the period Ending Value
--------------------                                --------------------- ------------------ ----------------- ------------

Loomis Sayles Global Markets Portfolio (Class A)         $ 2,786,763         $18,593,170        $14,412,853    $315,142,386

Lord Abbett Bond Debenture Portfolio (Class A)              (429,113)          2,308,332          6,655,284     159,928,150

Lord Abbett Growth and Income Portfolio (Class A)         (6,593,901)         80,085,748         14,215,680     728,545,676

Met/AIM Small Cap Growth Portfolio (Class A)              (2,167,662)         19,552,871                 --     115,113,000

MFS Emerging Markets Equity Portfolio (Class A)            1,456,630          22,862,858          3,412,553     306,578,340

MFS Research International Portfolio (Class A)             2,181,312          31,198,294          6,155,952     300,983,730

PIMCO Inflation Protected Bond Portfolio (Class A)         2,105,972             318,107          6,024,815     164,455,565

PIMCO Total Return Portfolio (Class A)                     1,897,739           5,622,545          9,241,680     316,321,279

Rainier Large Cap Equity Portfolio (Class A)                (479,635)          4,292,038                 --     383,599,527

T. Rowe Price Mid-Cap Growth Portfolio (Class A)           1,333,215          17,365,936             98,804     157,336,507

Third Avenue Small Cap Value Portfolio (Class A)           2,717,793          41,042,486          6,245,441     627,800,611

Turner Mid-Cap Growth Portfolio (Class A)                  1,479,746          13,094,971                456     157,793,078

Van Kampen Comstock Portfolio (Class A)                      528,890          32,044,238         16,911,434     860,081,574

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

For the six months ended June 30, 2008, the MetLife Moderate Strategy Portfolio returned (6.52)% and (6.64)% for Class A and B Shares, respectively. This compares to a (5.49)% return for the Dow Jones Moderate Portfolio Index/1/ and a (5.04)% return for the blended benchmark. The blended benchmark for this Portfolio is currently comprised of the following mix: 37% Wilshire 5000 Index/2/, 45% Lehman Brothers Universal Index/3/, 13% MSCI EAFE Index/4/, and 5% CitiGroup 90-Day T-Bill Index/5/. The four components of the Portfolio's blended index had six month returns as follows: Wilshire 5000 Index, (10.92)%; Lehman Brothers Universal Index, 0.84%; MSCI EAFE Index, (10.58)%; and Citigroup 3 Month T-Bill Index, 1.11%.

ECONOMIC AND MARKET REVIEW

The first half of 2008 was highlighted by growing concerns about the economy due to the ongoing credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The Federal Reserve was aggressive early in the year when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

In response to the weakening economy, bond yields fell sharply during the first quarter of 2008. Yields then increased early in the second quarter due to inflation concerns before they fell again in June when investors again focused more on the economy. Overall, the treasury yield curve steepened as yields fell more at the shorter end of the maturity spectrum than at the intermediate to long end, where they were mostly flat. Credit spreads widened significantly during the period due to concerns about the economy and the credit worthiness of borrowers. This negatively impacted all credit sectors. The broad bond market, as measured by the Lehman Aggregate Index/6/, eked out a +1.1% for the first six months of 2008. The Lehman High Yield Index/7/, even with its higher coupon return, fell 1.30% for the period.

Stock prices fell sharply during the first quarter of 2008 due to worries about the economy brought on the subprime mortgage crisis and high energy costs. During the first two months of the second quarter U.S. equities recovered a portion of the losses suffered during the first quarter. However, the fears that spooked investors during the year's early months returned in June, sending stock prices down sharply. Overall, equities declined 11.9% during the six months ending June 30, 2008 as measured by the Standard & Poor's 500 Index/8/. Large cap stocks declined more than mid and small cap stocks, while growth style stocks generally fared better than value style stocks. The Energy sector was by far the best performing sector with a 8.8% return for the period. The Financial sector, roiled by the credit crisis, was the worst performing sector with a (29.7)% return during the period.

Foreign stocks, as measured by the MSCI EAFE Index, were also down for the six-month period with a (11.0)% return. On a local currency basis, foreign stocks were down even more but foreign stocks were helped by a declining dollar. As with domestic stocks, growth stocks

--------
/1/ The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees or expenses and is not available for direct investment.


/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup Three Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/7/ The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

/8/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


held up better than value stocks. Japan was the best performing region, while Europe ex UK trailed.

PORTFOLIO REVIEW

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund with a broad allocation goal of 50% in equities and 50% in fixed income. The most significant change in strategy during the period was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities in response to the increased use of foreign stocks by primarily domestic equity managers. For this Portfolio, this resulted in a change in the goal for foreign stocks from 10% to 14%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring.

The Portfolio's performance relative to its blended benchmark was helped modestly during the first half of 2008 by a higher weighting to small and mid cap domestic stocks, which held up better during the period than the broad Wilshire 5000 Index. However, most of Portfolio's underperformance relative to the return of the blended index was due to weak security and sector selection by several of the underlying portfolios.

The underlying portfolios with the most negative impact on the relative performance of the Portfolio during the first half of 2008 were LEGG MASON VALUE EQUITY, VAN KAMPEN COMSTOCK, LORD ABBETT GROWTH AND INCOME, PIMCO TOTAL RETURN, AND HARRIS OAKMARK INTERNATIONAL. LEGG MASON VALUE EQUITY was a major detractor from performance as it underperformed the S&P 500 by over 15% for the six month period ending in June. Legg was especially hurt by overall poor stock selection in Financials (BEAR STEARNS and FREDDIE MAC) and Health Care (UNITEDHEALTH GROUP). It also held an overweight to the market's worst performing sector (Financials) and it had virtually no exposure the best performing sector (Energy). It should be noted that the manager of this portfolio, Bill Miller, is widely known for beating the S&P 500 for fifteen consecutive years through 2005. VAN KAMPEN COMSTOCK, LORD ABBETT GROWTH AND INCOME, HARRIS OAKMARK INTERNATIONAL were all negatively impacted by an overweight to Financials and an underweight to Energy. Most of the underperformance for PIMCO TOTAL RETURN came in the second quarter when their emphasis on shorter maturities hurt them when the short end of the yield curve rose more than the longer end. While PIMCO TOTAL RETURN'S underperformance was not huge, its impact was large because of its significant weighting (19%) in the Portfolio.

While few portfolios produced absolute positive returns for the period, several helped relative performance by holding up better in a down market. Among those underlying portfolios that helped relative performance were PIMCO INFLATION PROTECTED BOND, THIRD AVENUE SMALL CAP VALUE, GOLDMAN SACHS MID CAP VALUE, AND MFS RESEARCH INTERNATIONAL. PIMCO INFLATION PROTECTED BOND was helped by increased inflation concerns. THIRD AVENUE SMALL CAP VALUE was helped by good overall stock selection as well as good sector weightings: an overweight in Energy and an underweight in Financials. GOLDMAN SACHS MID CAP VALUE was helped by an overweight in the Energy sector. MFS RESEARCH INTERNATIONAL was helped more by individual stock selection rather than its sector or country weightings.


MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                  Percent of
   Description                                                    Net Assets
   -------------------------------------------------------------------------
   PIMCO Total ReturnPortfolio (Class A)                            19.53%
   -------------------------------------------------------------------------
   PIMCO Inflation Protected Bond Portfolio (Class A)                8.54%
   -------------------------------------------------------------------------
   Western Assets Management U.S. Government Portfolio (Class A)     8.36%
   -------------------------------------------------------------------------
   Lord Abbett Bond Debenture Portfolio (Class A)                    8.31%
   -------------------------------------------------------------------------
   Van Kampen Comstock Portfolio (Class A)                           6.52%
   -------------------------------------------------------------------------
   Lord Abbett Growth and Income Portfolio (Class A)                 5.68%
   -------------------------------------------------------------------------
   Davis Venture Value Portfolio (Class A)                           4.80%
   -------------------------------------------------------------------------
   Legg Mason Value Equity Portfolio (Class A)                       4.41%
   -------------------------------------------------------------------------
   Loomis Sayles Global Markets Portfolio (Class A)                  4.09%
   -------------------------------------------------------------------------
   Third Avenue Small Cap Value Portfolio (Class A)                  3.06%
   -------------------------------------------------------------------------
   Rainier Large Cap Equity Portfolio (Class A)                      2.99%
   -------------------------------------------------------------------------
   Lazard Mid Cap Portfolio (Class A)                                2.96%
   -------------------------------------------------------------------------
   MFS(R) Research International Portfolio (Class A)                 2.93%
   -------------------------------------------------------------------------
   BlackRock High Yield Portfolio (Class A)                          2.09%
   -------------------------------------------------------------------------
   T. Rowe Price Mid Cap Growth Portfolio (Class A)                  2.05%
   -------------------------------------------------------------------------
   Turner Mid Cap Growth Portfolio (Class A)                         2.05%
   -------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Portfolio (Class A)                   2.04%
   -------------------------------------------------------------------------
   Jennison Growth Portfolio (Class A)                               2.03%
   -------------------------------------------------------------------------
   MFS(R) Emerging Markets Equity Portfolio (Class A)                2.00%
   -------------------------------------------------------------------------
   Julius Baer International Stock Portfolio (Class A)               1.97%
   -------------------------------------------------------------------------
   Harris Oakmark International Portfolio (Class A)                  1.81%
   -------------------------------------------------------------------------
   Clarion Global Real Estate Portfolio (Class A)                    1.78%
   -------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

METLIFE MODERATE STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS.
    DOW JONES MODERATE PORTFOLIO INDEX/1/ AND MODERATE BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                    [CHART]

              Metlife Moderate      Dow Jones Moderate        Moderate
             Strategy Portfolio     Portfolio Index/1/   Blended Benchmark/2/
             ------------------     -----------------    ---------------------
 11/03/2004      $10,000                $10,000                 $10,000
 12/31/2004       10,255                 10,694                  10,394
 12/31/2005       10,851                 11,469                  10,951
 12/31/2006       11,961                 12,835                  12,194
 12/31/2007       12,704                 13,865                  13,007
 06/30/2008       11,860                 13,104                  12,354



    -----------------------------------------------------------------
                                        Average Annual Return
                                  (for the period ended 6/30/08)/3/
    -----------------------------------------------------------------
                                                            Since
                                  6 Months 1 Year 3 Year Inception/4/
    -----------------------------------------------------------------
    MetLife Moderate Strategy
    Portfolio--Class A             -6.52%  -5.22% 5.02%     5.68%
--  Class B                        -6.64%  -5.51% 4.72%     4.78%
    -----------------------------------------------------------------
    Dow Jones Moderate Portfolio
--  Index/1/                       -5.49%  -3.56% 6.77%     7.39%
    -----------------------------------------------------------------
    Moderate Blended
- - Benchmark/2/                   -5.04%  -3.23% 5.53%     5.68%
    -----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Moderate Blended Benchmark is comprised of 40% Wilshire 5000 Equity Index, 45% Lehman Brothers Universal Index, 10% Morgan Stanley Capital International Europe Australasia and Far East Index (the MSCI EAFE(R) Index) and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971; with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the Index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MET INVESTORS ADVISORY, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

only constituent of the Index that includes floating-rate debt is the Emerging Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Effective July 1, 2007, Morgan Stanley Capital International, Inc. (MSCI) discontinued the MSCI Global Capital Markets Index and the Portfolio will use the Dow Jones Moderate Portfolio Index in future reports to policyholders as the Portfolio's primary benchmark.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
METLIFE MODERATE STRATEGY PORTFOLIO          ------------- ------------- --------------

  Class A(a)(b)
  Actual                                       $1,000.00     $  934.80       $0.34
  Hypothetical (5% return before expenses)      1,000.00      1,024.80        0.35
-------------------------------------------  ------------- ------------- --------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  933.60       $1.54
  Hypothetical (5% return before expenses)      1,000.00      1,023.27        1.61
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.69% and 0.94% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 ---------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY  DESCRIPTION                                SHARES       (NOTE 2)
 ---------------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100.0%
 BlackRock High Yield Portfolio (Class A)(b).......   6,463,097 $    49,378,062
 Clarion Global Real Estate Portfolio (Class A)(b).   3,709,669      41,993,454
 Davis Venture Value Portfolio (Class A)(a)........   3,574,836     113,143,575
 Goldman Sachs Mid Cap Value Portfolio (Class A)(b)   3,996,595      48,158,973
 Harris Oakmark International Portfolio (Class
   A)(b)...........................................   3,635,596      42,754,607
 Jennison Growth Portfolio (Class A)(a)............   4,261,815      47,902,804
 Julius Baer International Stock Portfolio (Class
   A)(a)...........................................   3,786,749      46,577,011
 Lazard Mid Cap Portfolio (Class A)(b).............   6,866,744      69,834,785
 Legg Mason Value Equity Portfolio (Class A)(b)....  14,291,317     104,040,788
 Loomis Sayles Global Markets Portfolio (Class
   A)(b)...........................................   8,780,840      96,501,431
 Lord Abbett Bond Debenture Portfolio (Class A)(b).  16,545,957     195,904,126
 Lord Abbett Growth and Income Portfolio (Class
   A)(b)...........................................   6,101,521     134,050,422
 MFS(R) Emerging Markets Equity Portfolio (Class
   A)(b)...........................................   4,008,121      47,135,498
 MFS(R) Research International Portfolio (Class
   A)(b)...........................................   5,931,454      69,160,749
 PIMCO Inflation Protected Bond Portfolio (Class
   A)(b)...........................................  18,223,043     201,364,630

-------------------------------------------------------------------------------
                                                                    VALUE
SECURITY  DESCRIPTION                                SHARES        (NOTE 2)
-------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Class A)(b).........  40,115,846 $   460,931,069
Rainier Large Cap Equity Portfolio (Class A)(b)...   7,789,949      70,499,041
T. Rowe Price Mid Cap Growth Portfolio (Class
  A)(b)...........................................   5,909,320      48,456,424
Third Avenue Small Cap Value Portfolio (Class
  A)(b)...........................................   4,908,648      72,058,948
Turner Mid Cap Growth Portfolio (Class A)(b)......   3,750,945      48,312,174
Van Kampen Comstock Portfolio (Class A)(b)........  17,161,622     153,768,134
Western Asset Management U.S. Government
  Portfolio (Class A)(a)..........................  16,544,399     197,209,231
                                                               ---------------
Total Investment Company Securities
(Cost $2,569,030,015)                                            2,359,135,936
                                                               ---------------

TOTAL INVESTMENTS - 100.0% (Cost $2,569,030,015)                 2,359,135,936
                                                               ---------------

Other Assets and Liabilities (net) - 0.0%                             (668,489)
                                                               ---------------

TOTAL NET ASSETS - 100.0%                                      $ 2,358,467,447
                                                               ===============

PORTFOLIO FOOTNOTES

(a) A Portfolio of Metropolitan Series Fund, Inc.
(b) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $2,359,135,936              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $2,359,135,936              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

METLIFE MODERATE STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $2,359,135,936
   Receivable for investments sold                                              3,016,515
   Receivable for Trust shares sold                                             2,331,439
                                                                           --------------
       Total assets                                                         2,364,483,890
                                                                           --------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                    5,347,954
       Distribution and services fees--Class B                                    494,962
       Management fee (Note 3)                                                    129,777
       Administration fee                                                           1,965
       Custodian and accounting fees                                               22,255
   Accrued expenses                                                                19,530
                                                                           --------------
       Total liabilities                                                        6,016,443
                                                                           --------------
NET ASSETS                                                                 $2,358,467,447
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $2,406,918,316
   Accumulated net realized gain                                              103,367,723
   Unrealized depreciation on investments                                    (209,894,079)
   Undistributed net investment income                                         58,075,487
                                                                           --------------
       Total                                                               $2,358,467,447
                                                                           ==============
NET ASSETS
   Class A                                                                 $    1,124,036
                                                                           ==============
   Class B                                                                  2,357,343,411
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                        107,076
                                                                           ==============
   Class B                                                                    224,948,806
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        10.50
                                                                           ==============
   Class B                                                                          10.48
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost                                                      $2,569,030,015

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008

METLIFE MODERATE STRATEGY PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $  61,812,436
                                                                          -------------
       Total investment income                                               61,812,436
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                      769,359
   Administration fees                                                           11,967
   Custodian and accounting fees                                                  5,923
   Distribution and services fees--Class B                                    2,913,139
   Audit                                                                         10,626
   Legal                                                                         11,201
   Trustee fees and expenses                                                      7,957
   Insurance                                                                      2,152
   Other                                                                          4,509
                                                                          -------------
       Total expenses                                                         3,736,833
                                                                          -------------
   Net investment income                                                     58,075,603
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain on:
       Investments                                                           11,046,630
       Capital gain distributions from Underlying Portfolios                 98,782,981
                                                                          -------------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                           109,829,611
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (327,053,070)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (327,053,070)
                                                                          -------------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolios               (217,223,459)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(159,147,856)
                                                                          =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

METLIFE MODERATE STRATEGY PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   58,075,603  $   27,657,242
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                           109,829,611      69,732,801
   Net change in unrealized appreciation (depreciation) on investments     (327,053,070)     14,584,986
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations         (159,147,856)    111,975,029
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                    (20,353)        (20,253)
     Class B                                                                (39,083,679)    (38,162,190)
   From net realized gains
     Class A                                                                    (27,369)        (23,866)
     Class B                                                                (59,210,473)    (49,140,175)
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                  (98,341,874)    (87,346,484)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                    274,001         105,934
     Class B                                                                421,459,087     776,307,967
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                     47,722          44,119
     Class B                                                                 98,294,152      87,302,365
   Cost of shares repurchased
     Class A                                                                    (27,820)       (129,830)
     Class B                                                               (156,914,665)   (316,712,509)
                                                                         --------------  --------------
   Net increase in net assets from capital share transactions               363,132,477     546,918,046
                                                                         --------------  --------------
TOTAL INCREASE IN NET ASSETS                                                105,642,747     571,546,591
   Net assets at beginning of period                                      2,252,824,700   1,681,278,109
                                                                         --------------  --------------
   Net assets at end of period                                           $2,358,467,447  $2,252,824,700
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   58,075,487  $   39,103,916
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                             CLASS A
METLIFE MODERATE STRATEGY PORTFOLIO                                         ----------------------------------------
                                                                            FOR THE PERIOD     FOR THE YEARS ENDED
                                                                                ENDED             DECEMBER 31,
                                                                            JUNE 30, 2008  -------------------------
                                                                             (UNAUDITED)    2007      2006    2005(B)
                                                                            -------------- ------  ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................     $11.73     $11.58  $10.57     $ 9.91
                                                                                ------     ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)...................................................       0.31       0.20    0.19       1.25
Net Realized/Unrealized Gain (Loss) on Investments.........................      (1.05)      0.54    0.93      (0.44)
                                                                                ------     ------  ------     ------
Total from Investment Operations...........................................      (0.74)      0.74    1.12       0.81
                                                                                ------     ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................      (0.21)     (0.27)  (0.02)     (0.13)
Distributions from Net Realized Capital Gains..............................      (0.28)     (0.32)  (0.09)     (0.02)
                                                                                ------     ------  ------     ------
Total Distributions........................................................      (0.49)     (0.59)  (0.11)     (0.15)
                                                                                ------     ------  ------     ------
NET ASSET VALUE, END OF PERIOD.............................................     $10.50     $11.73  $11.58     $10.57
                                                                                ======     ======  ======     ======
TOTAL RETURN                                                                     (6.52)%     6.49%  10.62%      8.16%
Ratio of Expenses to Average Net Assets After Reimbursement(f).............       0.07%*     0.07%   0.09%      0.09%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(g)       0.07%*     0.07%   0.09%(e)   0.09%*
Ratio of Net Investment Income to Average Net Assets(h)....................       5.53%*     1.73%   1.76%     17.59%*
Portfolio Turnover Rate....................................................        3.2%      18.1%   22.2%      22.6%
Net Assets, End of Period (in millions)....................................     $  1.1     $  0.9  $  0.9     $  0.3


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                            CLASS B
METLIFE MODERATE STRATEGY PORTFOLIO                ------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ---------------------------------------
                                                    (UNAUDITED)     2007        2006       2005     2004(C)
                                                   -------------- --------  --------     --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  11.70    $  11.56  $  10.57     $  10.11  $10.00
                                                      --------    --------  --------     --------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................        0.28        0.16      0.30         0.22    0.36
Net Realized/Unrealized Gain (Loss) on Investments       (1.04)       0.55      0.78         0.37   (0.11)
                                                      --------    --------  --------     --------  ------
Total from Investment Operations..................       (0.76)       0.71      1.08         0.59    0.25
                                                      --------    --------  --------     --------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............       (0.18)      (0.25)    (0.00)+      (0.11)  (0.14)
Distributions from Net Realized Capital Gains.....       (0.28)      (0.32)    (0.09)       (0.02)     --
                                                      --------    --------  --------     --------  ------
Total Distributions...............................       (0.46)      (0.57)    (0.09)       (0.13)  (0.14)
                                                      --------    --------  --------     --------  ------
NET ASSET VALUE, END OF PERIOD....................    $  10.48    $  11.70  $  11.56     $  10.57  $10.11
                                                      ========    ========  ========     ========  ======
TOTAL RETURN                                             (6.64)%      6.21%    10.23%        5.81%   2.55%
Ratio of Expenses to Average Net Assets After
 Reimbursement(f).................................        0.32%*      0.32%     0.35%        0.35%   0.35%*
Ratio of Expenses to Average Net Assets Before
 Reimbursement and Rebates(g).....................        0.32%*      0.32%     0.35%(e)     0.35%   0.45%*
Ratio of Net Investment Income to Average Net
 Assets(h)........................................        4.98%*      1.40%     2.70%        2.14%  22.53%*
Portfolio Turnover Rate...........................         3.2%       18.1%     22.2%        22.6%    0.0%(d)
Net Assets, End of Period (in millions)...........    $2,357.3    $2,251.9  $1,680.4     $1,170.1  $500.3

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) Excludes the effect of deferred expense reimbursement--See Note 3 of financial statements.
(f) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(g) See Note 3 of the Notes to Financial Statements.
(h) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is MetLife Moderate Strategy Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a management agreement for investment advisory services in connection with the investment management of the Portfolio.

Under the terms of the Portfolio's management agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

                $769,359           0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by an between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.10%                 0.35%                 0.25%*


The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                               Net Increase
              Beginning                                         in Shares     Ending
               Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ---------- ------------- -----------  ------------ -----------

 Class A

 06/30/2007       80,858     24,374       4,334        (2,490)      26,218      107,076
 12/31/2007       79,091      9,060       3,830       (11,123)       1,767       80,858

 Class B

 06/30/2007  192,395,065 37,756,503   8,935,832   (14,138,594)  32,553,741  224,948,806
 12/31/2007  145,307,558 66,722,786   7,584,915   (27,220,194)  47,087,507  192,395,065

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $598,233,567        $--        $176,574,282

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $2,569,030,015 $17,616,382  $(227,510,461) $(209,894,079)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

        Ordinary Income     Long-Term Capital Gain          Total
     ---------------------- ---------------------- -----------------------
        2007        2006       2007        2006       2007        2006
     ----------- ---------- ----------- ---------- ----------- -----------

     $38,452,860 $1,408,284 $48,893,624 $9,076,133 $87,346,484 $10,484,417

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $40,158,838   $58,182,678  $110,697,347        $--         $209,038,863

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year are as follows:

                                                      Number of shares                                        Number of shares
                                                    held at December 31, Shares purchased  Shares sold during held at June 30,
Security Description                                        2007         during the period     the period           2008
--------------------                                -------------------- ----------------- ------------------ ----------------

BlackRock High Yield Portfolio (Class A)                  5,372,267          1,261,529           (170,699)        6,463,097

Goldman Sachs Mid Cap Value Portfolio (Class A)           3,365,800            770,622           (139,827)        3,996,595

Lazard Mid Cap Portfolio (Class A)                        5,355,531          1,563,789            (52,576)        6,866,744

Legg Mason Value Equity Portfolio (Class A)              10,537,586          3,870,618           (116,887)       14,291,317

Loomis Sayles Global Markets Portfolio (Class A)          7,011,924          2,170,523           (401,607)        8,780,840

Lord Abbett Bond Debenture Portfolio (Class A)           14,153,367          2,790,200           (397,610)       16,545,957

MFS(R) Emerging Markets Equity Portfolio (Class A)        3,188,915            979,410           (160,204)        4,008,121

PIMCO Inflation Protected Bond Portfolio (Class A)       14,387,291          4,714,598           (878,846)       18,223,043

PIMCO Total Return Portfolio (Class A)                   33,160,722          8,763,254         (1,808,130)       40,115,846

Rainier Large Cap Equity Portfolio (Class A)              6,973,319          1,198,378           (381,748)        7,789,949

Turner Mid Cap Growth Portfolio (Class A)                 3,109,770            767,859           (126,684)        3,750,945

Van Kampen Comstock Portfolio (Class A)                  13,749,063          3,548,596           (136,037)       17,161,622

Western Asset Management U.S. Government Portfolio
  (Class A)                                              14,358,380          2,731,737           (545,718)       16,544,399

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

9. OTHER MATTERS - CONTINUED


                                                                               Capital
                                                      Net Realized Gain   Gain Distributions   Income earned
                                                    (Loss) on Investments  from Affiliates    from Affiliates
Security Description                                  during the period   during the period  during the period Ending Value
--------------------                                --------------------- ------------------ ----------------- ------------

BlackRock High Yield Portfolio (Class A)                 $ (109,636)         $        --        $ 3,429,509    $ 49,378,062

Goldman Sachs Mid Cap Value Portfolio (Class A)              93,708            3,583,122            474,104      48,158,973

Lazard Mid Cap Portfolio (Class A)                         (153,256)           4,883,451            801,580      69,834,785

Legg Mason Value Equity Portfolio (Class A)                (277,271)           4,184,710            307,003     104,040,788

Loomis Sayles Global Markets Portfolio (Class A)            573,409            5,610,534          4,349,113      96,501,431

Lord Abbett Bond Debenture Portfolio (Class A)             (200,981)           2,785,359          8,030,630     195,904,126

MFS(R) Emerging Markets Equity Portfolio (Class A)          393,825            4,599,532            685,280      47,135,498

PIMCO Inflation Protected Bond Portfolio (Class A)          538,304            3,357,464          3,337,181     201,364,630

PIMCO Total Return Portfolio (Class A)                    2,055,281           10,176,262         16,726,545     460,931,069

Rainier Large Cap Equity Portfolio (Class A)                 (7,530)             777,128                 --      70,499,041

Turner Mid Cap Growth Portfolio (Class A)                   265,703            3,952,286                137      48,312,174

Van Kampen Comstock Portfolio (Class A)                     (43,410)           5,644,034          2,978,654     153,768,134

Western Asset Management U.S. Government Portfolio
  (Class A)                                                 288,577                   --          8,052,933     197,209,231

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

For the six months ended June 30, 2008, the Portfolio provided a total return of (8.74)% and (8.88)% for Class A and B Shares, respectively. This compares with a return of (11.64)% for the Portfolio's benchmark, the MSCI Emerging Markets Free Index/SM/./1/

MARKET ENVIRONMENT

Throughout the first half of 2008 a sluggish global economy and credit concerns continued to beleaguer investors. The outlook for economic growth and limiting inflation clearly deteriorated as food and fuel costs hit record highs around the world. Rising commodity prices drove prices higher for both companies and consumers, and inflationary pressures have begun to seriously affect world growth.

Economic data underscored the high probability of weaker growth ahead for the U.S. economy. Investors, business owners, and central bankers struggled to assess how hard the U.S. slowing would impact global growth.

Manufacturers worldwide are being buffeted by the dual pressures of slowing U.S. demand and rising commodity costs. Strong regional currencies and a weak dollar are hurting demand for exports to the U.S., and many regions count the United States as their largest export market.

The housing market and its related credit problems remain the primary weights on the U.S. economy, and there is no easy fix for the situation. There are too many empty houses, and we expect that the glut will last for several months. In other areas, we are beginning to see some healing. For instance, U.S. houses have now become the most affordable they have been since the mid-1990s. While housing was the primary drag on economic growth, the drastic rise in commodity prices, led by oil, is adding to the pressure.

Many central banks around the world are reevaluating their monetary policies to combat inflation and we anticipate a more significant tightening in global monetary policy than we previously thought. The U.S. Federal Reserve Board opted to keep rates steady at 2.0% and said price pressures have increased. However, the Board stopped short of stating that inflation was a greater concern than slowing growth. It is the first time since the credit crisis began last August that the Fed did not cut rates at a meeting. The central bank did reiterate that it would act as needed to promote economic expansion and stable prices.

--------
/1/ The Morgan Stanley Capital International (MSCI) Emerging Market Free (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 26 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey, and Venezuela. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

/2/ Security was not held in the Portfolio at period end.


Amid the uncertain outlook, stock markets have retreated worldwide in 2008. Some $11 trillion in market capitalization has been erased this year, and credit-related losses have topped $400 billion.

CONTRIBUTORS TO PERFORMANCE

Stock selection and, to a lesser extent, an overweighted position in the ENERGY sector had a positive impact on the Portfolio's performance relative to the MSCI Emerging Markets Free Index. Oil and gas companies Petroleo Brasileiro (Brazil) and Gazprom (Russia) were the Portfolio's top contributors for the reporting period as both stocks outperformed the benchmark. Our positioning in China Petroleum (China) and in oil and natural gas company, Chemical Corp./2/, also aided relative returns.

The Portfolio's overweighted position in the BASIC MATERIALS sector bolstered relative performance. Mining companies Companhia Vale Do Rio Doce (Brazil) and Grupo Mexico SAB de C.V. and steel manufacturer Usinas Siderurgicas de Minas Gerais/2/ (Brazil) were among the Portfolio's top contributors.

Stock selection in the SPECIAL PRODUCTS AND SERVICES sector further strengthened relative performance. No individual stocks within this sector were among the top contributors.

Stocks in other sectors that aided relative returns included semiconductor manufacturer Taiwan Semiconductor, electric utility company CEZ (Czech Republic), and electricity distributor Eletropaulo Metropolitana Electricid (Brazil). Not holding poor-performing banking firm ICICI Bank (India) also helped.

During the reporting period, currency exposure was a contributor to the Portfolio's relative performance. All of MFS's investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our Portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Stock selection in the FINANCIAL SERVICES sector held back the Portfolio's relative performance over the investment period. Banking firms Garanti Bank/2/ (Turkey), Banco Bradesco/2/ (Brazil), and African Bank Investments/2/ (South Africa) were among the Portfolio's top detractors. Holdings of insurance firm China Life Insurance/(g)/ also hindered relative results.

Elsewhere, electronics manufacturer Samsung Electronics (South Korea), petrochemical company Reliance Industries (India), Brazilian steel producers Gerdau and Companhia Siderurgica Nacional, auto manufacturer Tofas Turk Otomobil Fabrika (Turkey), and integrated oil company LUKOIL/2/ (Russia) were among the top detractors.

NICHOLAS SMITHIE
Portfolio Manager, Investment Officer
MASSACHUSETTS FINANCIAL SERVICES COMPANY

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



Mr. Smithie joined MFS(R) in 1998 as an equity research analyst and has managed the Portfolio since its inception. Prior to joining MFS(R), he worked for two-and-a-half years as a Global Emerging Markets Portfolio Manager for Gartmore Investment Management, two years as an Assistant Manager in the Developing Country Finance Group for West Merchant Bank, one year as a Consultant for Republic National Bank of New York, and four years as a Chartered Account for Coopers & Lybrand.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                     Percent of
                 Description                         Net Assets
                 ----------------------------------------------
                 Gazprom (ADR)                         7.75%
                 ----------------------------------------------
                 Petroleo Brasileiro S.A. (ADR)        7.34%
                 ----------------------------------------------
                 Companhia Vale do Rio Doce (ADR)      3.06%
                 ----------------------------------------------
                 China Mobile ( Hong Kong), Ltd.       2.77%
                 ----------------------------------------------
                 Sasol, Ltd.                           2.11%
                 ----------------------------------------------
                 America Movil, S.A.B de C.V. (ADR)    2.07%
                 ----------------------------------------------
                 Reliance Industries, Ltd. (GDR)       1.88%
                 ----------------------------------------------
                 CEZ                                   1.61%
                 ----------------------------------------------
                 CNOOC, Ltd.                           1.58%
                 ----------------------------------------------
                 Sberbank                              1.48%
                 ----------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

 LOGO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

              MFS(R) EMERGING MARKETS EQUITY PORTFOLIO MANAGED BY
    MASSACHUSETTS FINANCIAL SERVICES COMPANY VS. MSCI EMERGING MARKETS FREE
                                  INDEX/SM1/
                           Growth Based on $10,000+

                                   [CHART]

             MFS/(R)/Emerging Markets       MSCI Emerging Markets
               Equity Portfolio               Free Index/SM1/
            ---------------------------    -------------------------
05/01/2006          $10,000                      $10,000
12/31/2006           11,604                       11,014
12/31/2007           14,520                       15,396
06/30/2007           13,251                       13,562



    ---------------------------------------------------------------
                                     Average Annual Return/2/
                                    (for the period ended 6/30/08)
    ---------------------------------------------------------------
                                                         Since
                                    6 Months  1 year  Inception/3/
    ---------------------------------------------------------------
    MFS(R) Emerging Markets Equity
--  Portfolio--Class A               -8.74%   8.90%     13.87%
    Class B                          -8.88%   8.65%     13.54%
    ---------------------------------------------------------------
    MSCI Emerging Markets Free
- - Index/SM1/                      -11.64%   4.89%     15.38%
    ---------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Morgan Stanley Capital International (MSCI) Emerging Market Free (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 26 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey, and Venezuela. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A and Class B shares is 5/1/06. Index returns are based on an inception date of 4/30/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO     ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  912.60       $4.95
  Hypothetical (5% return before expenses)      1,000.00      1,019.69        5.22
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  911.20       $6.18
  Hypothetical (5% return before expenses)      1,000.00      1,018.40        6.52
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 1.04% and 1.30% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


  ---------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
  ---------------------------------------------------------------------------

  COMMON STOCKS - 95.4%
  BAHAMAS - 0.5%
  Ultrapetrol Bahamas, Ltd.*(a).....................    352,970 $   4,450,952
                                                                -------------
  BERMUDA - 0.6%
  Dufry South America, Ltd. (BDR)...................    224,350     4,922,269
                                                                -------------
  BRAZIL - 15.9%
  Brasil Brokers Participacoes*.....................      5,200     4,693,935
  Cia Vale do Rio Doce (ADR)........................    199,520     5,953,677
  Companhia Vale do Rio Doce (ADR)(a)...............    759,690    27,212,096
  CSU Cardsystem S.A.*..............................  1,061,210     3,459,202
  LPS Brasil-Consultoria de Imoveis S.A.............    306,103     6,236,231
  Natura Cosmeticos S.A.............................    525,010     5,430,287
  Petroleo Brasileiro S.A. (ADR)....................  1,090,930    75,105,058
  Redecard S.A......................................    316,000     6,138,749
  Unibanco-Uniao de Bancos Brasilieros S.A. (GDR)...     59,080     7,499,024
                                                                -------------
                                                                  141,728,259
                                                                -------------
  CAYMAN ISLANDS - 1.0%
  Soho China, Ltd...................................  8,186,000     4,453,415
  Stella International Holdings, Ltd................  2,558,000     4,581,560
                                                                -------------
                                                                    9,034,975
                                                                -------------
  CHILE - 0.4%
  Banco Santander Chile S.A. (ADR)..................     88,520     3,807,245
                                                                -------------
  CHINA - 2.2%
  China Construction Bank Corp...................... 14,286,000    11,480,019
  China COSCO Holdings Co., Ltd.....................  1,519,000     3,680,456
  China Merchants Bank Co., Ltd.....................  1,411,000     4,401,916
                                                                -------------
                                                                   19,562,391
                                                                -------------
  CZECH REPUBLIC - 1.6%
  CEZ...............................................    161,300    14,290,304
                                                                -------------
  EGYPT - 0.8%
  Egyptian Co. for Mobile Services..................    130,523     4,078,011
  Orascom Construction Industries...................     41,231     2,835,591
                                                                -------------
                                                                    6,913,602
                                                                -------------
  ESTONIA - 0.5%
  AS Eesti Telekom (GDR)............................    133,020     4,562,586
                                                                -------------
  HONG KONG - 4.8%
  China Mobile (Hong Kong), Ltd.....................  1,845,500    24,698,003
  China Unicom, Ltd. (ADR)(a).......................    208,850     3,867,902
  CNOOC, Ltd........................................  8,083,000    14,020,321
                                                                -------------
                                                                   42,586,226
                                                                -------------
  HUNGARY - 0.6%
  OTP Bank Nyrt. (GDR)*.............................     58,010     4,872,840
                                                                -------------
  INDIA - 3.0%
  Infosys Technologies, Ltd. (ADR)(a)...............    237,380    10,316,535
  Reliance Industries, Ltd. (GDR) (144A)(b).........    170,540    16,704,664
                                                                -------------
                                                                   27,021,199
                                                                -------------

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   INDONESIA - 3.3%
   PT Astra International Tbk........................ 1,848,500 $   3,875,412
   PT Bank Central Asia Tbk.......................... 9,973,000     2,686,766
   PT Bank Rakyat Indonesia Tbk...................... 4,875,500     2,709,754
   PT Bumi Resources Tbk............................. 8,796,000     7,861,388
   PT Hanjaya Mandala Sampoerna Tbk.................. 2,284,000     2,712,316
   PT International Nickel Indonesia Tbk............. 5,983,500     3,933,655
   PT Telekomunikasi Indonesia Tbk................... 6,825,000     5,412,863
                                                                -------------
                                                                   29,192,154
                                                                -------------
   ISRAEL - 1.9%
   Delek Automotive Systems, Ltd.....................   327,614     5,216,386
   Israel Chemicals, Ltd.............................   277,400     6,401,159
   Makhteshim-Agan Industries, Ltd...................   589,780     5,469,696
                                                                -------------
                                                                   17,087,241
                                                                -------------
   LUXEMBOURG - 1.6%
   Evraz Group S.A. (GDR)............................    46,070     5,367,155
   Tenaris S.A. (ADR)(a).............................   116,860     8,706,070
                                                                -------------
                                                                   14,073,225
                                                                -------------
   MALAYSIA - 3.8%
   AMMB Holdings Berhad.............................. 3,441,525     3,358,576
   Asiatic Development Berhad........................ 1,802,000     4,528,244
   Bumiputra-Commerce Holdings Berhad................ 1,073,800     2,632,593
   Genting Berhad*................................... 1,760,600     3,032,258
   IOI Corp. Berhad.................................. 1,843,000     4,209,328
   Resorts World Berhad.............................. 2,637,500     2,101,177
   Sime Darby Berhad................................. 1,262,400     3,589,998
   Tenaga Nasional Berhad............................ 2,116,000     5,289,078
   Tradewinds (Malaysia) Berhad...................... 3,521,200     5,120,522
                                                                -------------
                                                                   33,861,774
                                                                -------------
   MEXICO - 9.3%
   America Movil, SAB de C.V. (ADR)..................   349,440    18,432,960
   Corporacion Moctezuma SAB de C.V.................. 2,064,900     4,967,744
   Desarrolladora Homex S.A. de C.V. (ADR)*(a).......    83,080     4,866,826
   Genomma Lab Internacional S.A. de C.V.*........... 2,926,400     4,515,589
   Grupo Aeroportuario del Centro Norte SAB de C.V... 2,049,300     4,279,878
   Grupo Aeroportuario del Pacifico S.A.
     de C.V. (ADR)...................................   146,270     4,295,950
   Grupo Continental S.A............................. 1,925,730     4,903,914
   Grupo Mexico S.A. de C.V.......................... 5,085,900    11,549,609
   Grupo Televisa S.A. (ADR)(a)......................   275,860     6,515,813
   Megacable Holdings SAB de C.V.*................... 1,686,300     4,907,891
   SARE Holding S.A. de C.V.*(a)..................... 5,194,000     6,809,903
   Wal-Mart de Mexico SAB de C.V.(a)................. 1,768,848     7,017,542
                                                                -------------
                                                                   83,063,619
                                                                -------------
   PANAMA - 0.2%
   Copa Holdings S.A. - Class A(a)...................    62,408     1,757,409
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ---------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
  ---------------------------------------------------------------------------

  PERU - 0.5%
  Compania de Minas Buenaventura S.A. (ADR).........     74,050 $   4,840,649
                                                                -------------
  PHILIPPINES - 2.8%
  Ayala Land, Inc................................... 17,689,200     3,777,480
  Globe Telecom, Inc................................    130,050     3,414,949
  Manila Water Co................................... 26,679,000    10,822,759
  Philippine Long Distance Telephone Co.............    128,820     6,862,940
                                                                -------------
                                                                   24,878,128
                                                                -------------
  POLAND - 0.5%
  KGHM Polska Miedz S.A.*...........................     99,830     4,684,928
                                                                -------------
  RUSSIA - 16.5%
  Cherkizovo Group (GDR)*...........................    313,400     4,732,340
  Gazprom (ADR)*....................................  1,293,140    74,990,357
  GMK Norilsk Nickel (ADR)..........................    304,670     7,708,151
  LUKOIL (ADR)......................................    103,330    10,185,037
  MMC Norilsk Nickel................................     12,208     3,078,619
  Mobile Telesystems (ADR)..........................    135,830    10,405,936
  Novolipetk Steel (GDR)............................     97,090     5,534,130
  Sberbank..........................................  4,174,686    13,199,539
  TMK OAO (GDR).....................................    147,990     5,827,585
  Vimpel-Communications (ADR).......................    377,280    11,197,670
                                                                -------------
                                                                  146,859,364
                                                                -------------
  SINGAPORE - 1.2%
  Capitaland, Ltd.(a)...............................    946,000     3,972,472
  Mercator Lines Singapore, Ltd.*................... 18,650,000     6,325,486
                                                                -------------
                                                                   10,297,958
                                                                -------------
  SOUTH AFRICA - 6.1%
  ArcelorMittal South Africa, Ltd...................    181,023     5,166,086
  Impala Platinum Holdings, Ltd.....................    249,220     9,839,347
  MTN Group, Ltd....................................    789,143    12,513,145
  Sasol, Ltd........................................    317,860    18,785,316
  Standard Bank Group, Ltd..........................    576,696     5,612,655
  Tiger Brands, Ltd.................................    145,650     2,621,037
                                                                -------------
                                                                   54,537,586
                                                                -------------
  SOUTH KOREA - 4.6%
  Daewoo Shipbuilding & Marine Engineering Co., Ltd.    106,430     4,152,110
  Hana Financial Group, Inc.........................    102,690     3,946,632
  Hyundai Heavy Industries Co., Ltd.................     12,365     3,822,640
  KT&G Corp.........................................     48,191     4,149,157
  LG Chem, Ltd......................................     67,420     6,435,879
  LG.Philips LCD Co., Ltd.(a).......................    225,530     4,212,900
  Lotte Shopping Co., Ltd...........................     10,159     3,024,409
  NHN Corp.*........................................     16,535     2,890,176
  Samsung Electronics Co., Ltd......................     13,086     7,832,210
                                                                -------------
                                                                   40,466,113
                                                                -------------

  ---------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
  ---------------------------------------------------------------------------

  TAIWAN - 7.8%
  AU Optronics Corp.................................  3,335,000 $   5,233,104
  Cathay Financial Holding Co., Ltd.................  2,617,135     5,648,522
  Chi Mei Optoelectronics Corp......................  3,587,000     4,136,759
  China Development Financial Holding Corp.......... 11,145,000     4,490,113
  Chinatrust Financial Holding Co., Ltd.*...........  4,302,000     4,148,458
  Chunghwa Telecom Co., Ltd.........................  2,860,454     7,397,807
  Delta Electronics, Inc............................  1,517,000     4,235,691
  First Financial Holding Co., Ltd..................  5,124,000     5,611,397
  Formosa Chemicals & Fibre Corp....................  1,441,000     2,836,552
  High Tech Computer Corp...........................    225,920     5,053,899
  Innolux Display Corp..............................  1,711,160     3,066,405
  MediaTek, Inc.....................................    485,000     5,584,844
  Taiwan Semiconductor Manufacturing Co., Ltd.*.....  5,493,000    11,747,302
                                                                -------------
                                                                   69,190,853
                                                                -------------
  THAILAND - 0.7%
  Siam Cement Public Co., Ltd.......................  1,021,500     6,088,427
                                                                -------------
  TURKEY - 0.9%
  Akbank T.A.S......................................    712,578     2,475,005
  Tofas Turk Otomobil Fabrikasi A.S.................    458,727     1,337,015
  Turkiye Garanti Bankasi A.S.*.....................  1,917,950     4,430,587
                                                                -------------
                                                                    8,242,607
                                                                -------------
  UNITED KINGDOM - 1.1%
  Anglo American Plc................................    143,073    10,094,637
                                                                -------------
  UNITED STATES - 0.7%
  Southern Copper Corp..............................     55,030     5,867,849
                                                                -------------
  Total Common Stocks (Cost $799,226,564)                         848,837,369
                                                                -------------

  PREFERRED STOCKS - 3.1%
  BRAZIL - 3.1%
  Companhia de Bebidas das Americas (ADR)(a)........     94,120     5,962,502
  Eletropaulo Metropolitana de Sao Paulo S.A........    429,480    10,074,372
  Universo Online S.A...............................    758,900     4,043,661
  Usinas Siderurgicas de Minas Gerais S.A. - Class A    149,850     7,420,874
                                                                -------------
  Total Preferred Stocks (Cost $23,637,875)                        27,501,409
                                                                -------------

  WARRANTS - 1.7%
  INDIA - 0.2%
  Oil & Natural Gas Corp., Ltd., expires 03/09/09
    (144A)*(b)......................................    127,991     2,428,373
  LUXEMBOURG - 1.0%
  Bharat Heavy Electricals, Ltd., expires 09/01/10
    (144A)*(b)......................................     54,530     1,753,248

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 LUXEMBOURG - CONTINUED
 Merrill Lynch International & Co., expires
   06/23/09 (144A)*(b).............................      65,530 $   3,331,742
 Merrill Lynch International & Co., expires
   10/13/10 (144A)*(b).............................     360,790     3,672,842
 NETHERLANDS ANTILLES - 0.5%
 ITC, Ltd., expires 01/06/11 (144A)*(b)............     973,179     4,238,195
                                                                -------------
 Total Warrants (Cost $18,903,084)                                 15,424,400
                                                                -------------

 SHORT-TERM INVESTMENT - 5.2%
 State Street Navigator Securities Lending Prime
   Portfolio(c) (Cost - $46,069,452)............... $46,069,452    46,069,452
                                                                -------------

 TOTAL INVESTMENTS - 105.4% (Cost $887,836,975)                   937,832,630
                                                                -------------

 Other Assets and Liabilities (net) - (5.4)%                      (47,688,286)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 890,144,344
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $27,890,869 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
BDR - Brazilian Depository Receipt
GDR - Global Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 06/30/2008


                                                      VALUE PERCENT OF
         INDUSTRY                                     (000) NET ASSETS
         -------------------------------------------------------------
         Airlines                                  $  1,757     0.2%
         Automobiles                                  5,212     0.6%
         Beverages                                   10,866     1.2%
         Chemicals                                   21,143     2.4%
         Commercial Banks                            84,005     9.4%
         Computers & Peripherals                      8,120     0.9%
         Construction & Engineering                   2,836     0.3%
         Construction Materials                      11,056     1.3%
         Diversified Financial Services              14,602     1.7%
         Diversified Telecommunication Services      28,571     3.2%
         Electric Utilities                          29,654     3.3%
         Electronic Equipment & Instruments          17,818     2.0%
         Energy Equipment & Services                 14,534     1.6%
         Food & Staples Retailing                     7,018     0.8%
         Food Products                               16,479     1.9%
         Health Care Technology                       4,732     0.5%
         Hotels, Restaurants & Leisure                5,133     0.6%
         Household Durables                          11,677     1.3%
         Industrial Conglomerates                     3,590     0.4%
         Insurance                                    5,648     0.6%
         Internet Software & Services                 6,934     0.8%
         IT Services                                 19,914     2.2%
         Machinery                                    7,975     0.9%
         Marine                                      14,457     1.6%
         Media                                       11,424     1.3%
         Metals & Mining                            118,251    13.3%
         Multiline Retail                             3,024     0.4%
         Oil, Gas & Consumable Fuels                220,081    24.7%
         Personal Products                            5,430     0.6%
         Pharmaceuticals                              4,516     0.5%
         Real Estate Management & Development        23,134     2.6%
         Semiconductors & Semiconductor Equipment    25,164     2.8%
         Specialty Retail                            10,139     1.1%
         Textiles, Apparel & Luxury Goods             4,582     0.5%
         Tobacco                                      6,861     0.8%
         Transportation Infrastructure                8,576     1.0%
         Water Utilities                             12,576     1.4%
         Wireless Telecommunication Services         84,274     9.5%
                                                   --------   -----
         Total                                     $891,763   100.2%
                                                   ========   =====

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                               INVESTMENTS IN OTHER FINANCIAL
 VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
 -----------------------------------------------------------------------------
 LEVEL 1--QUOTED PRICES                          $456,512,462        $      0
 -----------------------------------------------------------------------------
 LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     435,250,716         (14,769)
 -----------------------------------------------------------------------------
 LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
 -----------------------------------------------------------------------------
 TOTAL                                           $891,763,178        $(14,769)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $891,763,178
   Cash denominated in foreign currencies**                                      69,583
   Collateral for securities on loan                                         46,069,452
   Receivable for investment sold                                             9,018,460
   Receivable for Trust shares sold                                             265,970
   Dividends receivable                                                       2,626,995
   Other assets                                                                  56,271
                                                                           ------------
       Total assets                                                         949,869,909
                                                                           ------------
LIABILITIES
   Due to bank                                                                  281,265
   Payables for:
       Investments purchased                                                 11,038,219
       Trust shares redeemed                                                  1,318,843
       Unrealized depreciation on forward currency contracts (Note 7)            14,769
       Distribution and services fees--Class B                                   43,738
       Collateral for securities on loan                                     46,069,452
       Management fee (Note 3)                                                  711,936
       Administration fee                                                         4,630
       Custodian and accounting fees                                            217,561
   Accrued expenses                                                              25,152
                                                                           ------------
       Total liabilities                                                     59,725,565
                                                                           ------------
NET ASSETS                                                                 $890,144,344
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $836,801,292
   Accumulated net realized loss                                             (3,210,201)
   Unrealized appreciation on investments and foreign currency               50,033,942
   Undistributed net investment income                                        6,519,311
                                                                           ------------
       Total                                                               $890,144,344
                                                                           ============
NET ASSETS
   Class A                                                                 $682,489,507
                                                                           ============
   Class B                                                                  207,654,837
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   58,027,457
                                                                           ============
   Class B                                                                   17,746,860
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $      11.76
                                                                           ============
   Class B                                                                        11.70
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost, excluding Securities Lending                        $841,767,523
**Cost of cash denominated in foreign currencies                                 68,913

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $ 10,871,918
   Interest (2)                                                                331,356
                                                                          ------------
       Total investment income                                              11,203,274
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   3,482,844
   Administration fees                                                          23,113
   Custodian and accounting fees                                               181,580
   Distribution and services fees--Class B                                     154,932
   Audit                                                                        20,988
   Legal                                                                        12,290
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        11,741
   Insurance                                                                     2,689
   Other                                                                         2,169
                                                                          ------------
       Total expenses                                                        3,900,303
                                                                          ------------
   Net investment income                                                     7,302,971
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized loss on:
       Investments                                                          (1,184,129)
       Foreign currency                                                       (666,661)
                                                                          ------------
   Net realized loss on investments and foreign currency                    (1,850,790)
                                                                          ------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (80,415,001)
       Foreign currency                                                         30,473
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (80,384,528)
                                                                          ------------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (82,235,318)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(74,932,347)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $    894,544
(2)Interest income includes securities lending income of:                      233,574

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


MFS(R) EMERGING MARKETS EQUITY PORTFOLIO
                                                                                               Period Ended    Year Ended
                                                                                               June 30, 2008  December 31,
                                                                                                (Unaudited)       2007
                                                                                               ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                      $  7,302,971  $   7,858,662
    Net realized gain (loss) on investments and foreign currency                                 (1,850,790)    70,024,714
    Net change in unrealized appreciation (depreciation) on investments and foreign currency    (80,384,528)    94,354,822
                                                                                               ------------  -------------
    Net increase (decrease) in net assets resulting from operations                             (74,932,347)   172,238,198
                                                                                               ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                     (7,713,482)      (326,330)
     Class B                                                                                     (1,095,523)       (17,936)
    From net realized gains
     Class A                                                                                    (51,772,072)      (326,330)
     Class B                                                                                     (7,966,418)       (17,936)
                                                                                               ------------- -------------
    Net decrease in net assets resulting from distributions                                     (68,547,495)      (344,266)
                                                                                               ------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                    204,363,625    238,426,111
     Class B                                                                                    172,285,732     76,438,630
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                     59,485,554        326,330
     Class B                                                                                      9,061,941         17,936
    Cost of shares repurchased
     Class A                                                                                    (33,912,760)  (195,541,525)
     Class B                                                                                    (29,340,998)   (31,647,831)
                                                                                               ------------- -------------
    Net increase in net assets from capital share transactions                                  381,943,094     88,019,651
                                                                                               ------------  -------------
TOTAL INCREASE IN NET ASSETS                                                                    238,463,252    259,913,583
    Net assets at beginning of period                                                           651,681,092    391,767,509
                                                                                               ------------  -------------
    Net assets at end of period                                                                $890,144,344  $ 651,681,092
                                                                                               ============  =============
    Net assets at end of period includes undistributed net investment income                   $  6,519,311  $   8,025,345
                                                                                               ============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                              CLASS A
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO                                         --------------------------------
                                                                                 FOR THE PERIOD FOR THE YEARS ENDED
                                                                                     ENDED         DECEMBER 31,
                                                                                 JUNE 30, 2008  -----------------
                                                                                  (UNAUDITED)      2007    2006(B)
                                                                                 -------------- ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD............................................     $14.39     $10.51     $10.00
                                                                                     ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)........................................................       0.13       0.18       0.12
Net Realized/Unrealized Gain (Loss) on Investments..............................      (1.31)      3.71       0.48
                                                                                     ------     ------     ------
Total from Investment Operations................................................      (1.18)      3.89       0.60
                                                                                     ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income............................................      (0.19)     (0.01)     (0.09)
Distributions from Net Realized Capital Gains...................................      (1.26)        --         --
                                                                                     ------     ------     ------
Total Distributions.............................................................      (1.45)     (0.01)     (0.09)
                                                                                     ------     ------     ------
NET ASSET VALUE, END OF PERIOD..................................................     $11.76     $14.39     $10.51
                                                                                     ======     ======     ======
TOTAL RETURN                                                                          (8.74)%    36.93%      6.04%
Ratio of Expenses to Average Net Assets After Reimbursement.....................       1.04 %*    1.17%      1.30%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates........       1.04 %*    1.25%(c)   1.49%*
Ratio of Net Investment Income to Average Net Assets............................       2.06 %*    1.49%      1.91%*
Portfolio Turnover Rate.........................................................       52.5 %    126.8%      58.2%
Net Assets, End of Period (in millions).........................................     $682.5     $572.9     $368.3

                                                                                              CLASS B
                                                                                 --------------------------------
                                                                                 FOR THE PERIOD FOR THE YEARS ENDED
                                                                                     ENDED         DECEMBER 31,
                                                                                 JUNE 30, 2008  -----------------
                                                                                  (UNAUDITED)      2007    2006(B)
                                                                                 -------------- ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD............................................     $14.32     $10.49     $10.00
                                                                                     ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)........................................................       0.12       0.13       0.07
Net Realized/Unrealized Gain (Loss) on Investments..............................      (1.31)      3.71       0.51
                                                                                     ------     ------     ------
Total from Investment Operations................................................      (1.19)      3.84       0.58
                                                                                     ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income............................................      (0.17)     (0.01)     (0.09)
Distributions from Net Realized Capital Gains...................................      (1.26)        --         --
                                                                                     ------     ------     ------
Total Distributions.............................................................      (1.43)     (0.01)     (0.09)
                                                                                     ------     ------     ------
NET ASSET VALUE, END OF PERIOD..................................................     $11.70     $14.32     $10.49
                                                                                     ======     ======     ======
TOTAL RETURN                                                                          (8.88)%    36.62%      5.78%
Ratio of Expenses to Average Net Assets After Reimbursement.....................       1.30 %*    1.46%      1.55%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates........       1.30 %*    1.52%(c)   1.92%*
Ratio of Net Investment Income to Average Net Assets............................       1.93 %*    1.06%      1.12%*
Portfolio Turnover Rate.........................................................       52.5 %    126.8%      58.2%
Net Assets, End of Period (in millions).........................................     $207.7     $ 78.8     $ 23.4

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is MFS(R) Emerging Markets Equity Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the portfolio and the Agent.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

J. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Massachusetts Financial Services Company, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $3,482,844         1.05%    First $250 Million

                                 1.00%    $250 Million to $500 Million

                                 0.85%    $500 Million to $1 Billion

                                 0.75%    Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.30%                 1.55%                 1.45%*

* Class not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  39,821,776 16,114,870   4,751,243    (2,660,432)  18,205,681  58,027,457
 12/31/2007  35,045,066 20,329,464      28,701   (15,581,455)   4,776,710  39,821,776

 Class B

 06/30/2008   5,501,041 13,806,466     727,282    (2,287,929)  12,245,819  17,746,860
 12/31/2007   2,233,523  6,000,788       1,582    (2,734,852)   3,267,518   5,501,041

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $586,297,852        $--        $381,083,842

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Appreciation
            ------------ ------------ -------------- --------------

            $887,836,975 $111,414,105  $(61,418,450)  $49,995,655

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $44,645,299 $46,069,452     $--     $46,069,452

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Sell

                                         Value at In exchange Net Unrealized
    Settlement Date  Contacts to Deliver 06/30/08  for US $    Depreciation
    ---------------  ------------------- -------- ----------- --------------

      07/07/2008          7,637,596 ZAR  $978,175  $963,406     $(14,769)

ZAR - South African Rand

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2007 and 2006 were as follows:

                    Ordinary       Long-Term
                     Income        Capital Gain        Total
               ------------------- ------------ -------------------
                 2007      2006    2007   2006    2007      2006
               -------- ---------- ----   ----  -------- ----------

               $344,266 $3,419,198 $--    $--   $344,266 $3,419,198

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $36,432,287   $32,115,114  $128,275,493        $--         $196,822,894

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. RECENT ACCOUNTING PRONOUNCEMENTS - CONTINUED

disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

For the six months ended June 30, 2008, the Portfolio provided a total return of (9.13)%, (9.27)% and (9.23)% for Class A, B and E Shares, respectively. This compares with a return of (10.58)% and (9.84)%, respectively, for the Portfolio's benchmarks, the MSCI EAFE(R) Index/1/ and MSCI All Country World
(exUS) Index./2/

MARKET ENVIRONMENT

Throughout the first half of 2008 a sluggish global economy and credit concerns continued to beleaguer investors. The outlook for economic growth and limiting inflation clearly deteriorated as food and fuel costs hit record highs around the world. Rising commodity prices drove prices higher for both companies and consumers, and inflationary pressures have begun to seriously affect world growth.

Economic data underscored the high probability of weaker growth ahead for the U.S. economy. Investors, business owners, and central bankers struggled to assess how hard the U.S. slowing would impact global growth.

Manufacturers worldwide are being buffeted by the dual pressures of slowing U.S. demand and rising commodity costs. Strong regional currencies and a weak dollar are hurting demand for exports to the U.S., and many regions count the United States as their largest export market.

The housing market and its related credit problems remain the primary weights on the U.S. economy, and there is no easy fix for the situation. There are too many empty houses, and we expect that the glut will last for several months. In other areas, we are beginning to see some healing. For instance, U.S. houses have now become the most affordable they have been since the mid-1990s. While housing was the primary drag on economic growth, the drastic rise in commodity prices, led by oil, is adding to the pressure.

Many central banks around the world are reevaluating their monetary policies to combat inflation and we anticipate a more significant tightening in global monetary policy than we previously thought. The U.S. Federal Reserve Board opted to keep rates steady at 2.0% and said price pressures have increased. However, the Board stopped short of

--------
/1/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/ The MSCI All Country World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index does not include fees or expenses and is not available for direct investment.

/3/ Security is not a benchmark constituent.

/4/ Security was not held in the Portfolio at period end.

stating that inflation was a greater concern than slowing growth. It is the first time since the credit crisis began last August that the Fed did not cut rates at a meeting. The central bank did reiterate that it would act as needed to promote economic expansion and stable prices.

Amid the uncertain outlook, stock markets have retreated worldwide in 2008. Some $11 trillion in market capitalization has been erased this year, and credit-related losses have topped $400 billion.

CONTRIBUTORS TO PERFORMANCE

During the reporting period, stock selection in the INDUSTRIAL GOODS AND SERVICES sector contributed to the Portfolio's performance relative to the MSCI EAFE(R) Index. Industrial machinery manufacturer Bucyrus International/3,4/ was a strong relative contributor within this sector.

Security selection in the HEALTH CARE sector also boosted relative returns. Within this sector, top relative contributors included pharmaceutical companies Merck KGaA (Germany) and Roche Holding (Switzerland).

Our overweighted position in the ENERGY sector benefited relative results. Oil and gas companies StatoilHydro (Norway), Petroleo Brasileiro/3/ (Brazil), and TOTAL (France) were the largest relative contributors within this sector.

Elsewhere, mining giant BHP Billiton (U.K.), industrial and medical gases producer Linde (Germany), mobile phone maker Nokia (Finland), and plumbing equipment maker Geberit (Switzerland) aided relative performance.

DETRACTORS FROM PERFORMANCE

Security selection in the FINANCIAL SERVICES sector detracted from relative performance. Within this sector, Barclays (U.K.), Fortis (Belgium), Anglo Irish Bank (Ireland), Old Mutual Plc, Unicredito Italiano (Italy), and commercial real estate financing firm Hypo Real Estate Holding/4/ (Germany) were among the top relative detractors over the reporting period.

Stock selection in the BASIC MATERIALS sector also hindered relative results. Steel producer Steel Authority of India/3,4/ (India) was a top detractor within this sector. Not holding strong-performing global steel maker ArcelorMittal (Luxembourg) also held back relative returns.

Individual securities in other sectors that dampened relative performance included oil and gas producer Royal Dutch Shell/4/ (The Netherlands) and advertising and marketing firm WPP Group (U.K.).

TEAM MANAGED

The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.


--------------------------------------------------------------------------------
                                      1

--------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                Percent of
                     Description                Net Assets
                     -------------------------------------
                     E. On AG                     3.16%
                     -------------------------------------
                     Total S.A.                   3.14%
                     -------------------------------------
                     BHP Billiton Plc             3.12%
                     -------------------------------------
                     Roche Holdings AG            2.47%
                     -------------------------------------
                     Nestle S.A.                  2.30%
                     -------------------------------------
                     Statoilhydro ASA             2.19%
                     -------------------------------------
                     Vodafone Group Plc           2.07%
                     -------------------------------------
                     Siemens AG                   2.01%
                     -------------------------------------
                     UniCredito Italiano S.p.A    1.93%
                     -------------------------------------
                     Akzon Nobel N.V.             1.92%
                     -------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Japan                      15.8%
Others                     14.3%
United Kingdom             13.6%
Germany                    11.6%
France                     10.6%
Switzerland                 7.9%
Italy                       5.3%
Netherlands                 4.0%
Brazil                      3.4%
Singapore                   3.1%
Mexico                      3.0%
Spain                       2.6%
Australia                   2.6%
Norway                      2.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

              MFS(R) RESEARCH INTERNATIONAL PORTFOLIO MANAGED BY
MASSACHUSETTS FINANCIAL SERVICES COMPANY VS. MSCI EAFE(R) INDEX/1/ AND MSCI ALL
                       COUNTRY WORLD (EX-U.S.) INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                                                        MSCI  All
              MFS/(R)/ Research      MSCI EAFE/(R)/   Country World
           International Portfolio      Index/1/     (Ex-U.S.) Index/2/
           ------------------------  --------------  ------------------
02/12/2001     $10,000                  $10,000            $10,000
12/31/2001       8,486                    8,205              8,250
12/31/2002       7,484                    6,920              7,040
12/31/2003       9,882                    9,630              9,955
12/31/2004      11,814                   11,622             12,081
12/31/2005      13,754                   13,251             14,148
12/31/2006      17,406                   16,809             17,991
12/31/2007      19,719                   18,764             21,071
06/30/2008      17,891                   16,779             18,998



    -------------------------------------------------------------
                                Average Annual Return
                          (for the period ended 6/30/08)/3/
    -------------------------------------------------------------
                                                        Since
                      6 Months 1 Year  3 Year 5 Year Inception/4/
    -------------------------------------------------------------
    MFS(R) Research
    International
    Portfolio--
    Class A            -9.13%   -6.61% 16.16% 17.70%    9.42%
--  Class B            -9.27%   -6.93% 15.84% 17.42%    8.20%
    Class E            -9.23%   -6.83% 15.95% 17.53%   12.66%
    -------------------------------------------------------------
    MSCI EAFE(R)
- - Index/1/          -10.58%  -10.15% 13.34% 17.16%    4.39%
    -------------------------------------------------------------
--  MSCI All Country
    World (Ex-U.S.)
    Index/2/           -9.84%   -6.20% 16.16% 19.42%    9.08%
    -------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/The MSCI All Country World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/01/01. Index returns are based on an inception date of 2/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO      ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  908.70       $3.56
  Hypothetical (5% return before expenses)      1,000.00      1,021.13        3.77
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  907.30       $4.69
  Hypothetical (5% return before expenses)      1,000.00      1,019.94        4.97
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  907.70       $4.22
  Hypothetical (5% return before expenses)      1,000.00      1,020.44        4.47
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75%, 0.99%, and 0.89% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 COMMON STOCKS - 99.0%
 AUSTRALIA - 2.5%
 Billabong International, Ltd.(a)..................    671,569 $     6,925,348
 Brambles, Ltd.....................................  3,124,450      26,177,034
 Macquarie Group, Ltd.(a)..........................    211,877       9,819,774
 Paladin Energy, Ltd.*(a)..........................  2,139,265      13,031,631
                                                               ---------------
                                                                    55,953,787
                                                               ---------------
 AUSTRIA - 1.1%
 Erste Bank der Oesterreichischen Sparkassen AG(a).    386,632      23,920,403
                                                               ---------------
 BELGIUM - 1.1%
 Fortis............................................  1,503,130      23,860,525
 Fortis-Strip VVPR*(a).............................    377,630           5,947
                                                               ---------------
                                                                    23,866,472
                                                               ---------------
 BRAZIL - 2.9%
 Companhia Vale do Rio Doce........................    641,800      23,093,133
 CSU Cardsystem S.A.*..............................    600,530       1,957,534
 Petroleo Brasileiro S.A. (ADR)....................    196,050      13,886,221
 Unibanco-Uniao de Bancos Brasilieros S.A. (GDR)(a)    205,330      26,062,537
                                                               ---------------
                                                                    64,999,425
                                                               ---------------
 CANADA - 0.7%
 Rogers Communications, Inc.(a)....................    177,300       6,885,572
 Talisman Energy, Inc.(a)..........................    346,610       7,683,163
                                                               ---------------
                                                                    14,568,735
                                                               ---------------
 CHINA - 1.1%
 Bank of Communications Co., Ltd.(a)............... 20,539,000      23,995,621
                                                               ---------------
 CYPRUS - 1.1%
 Bank of Cyprus Public Co., Ltd....................  1,942,230      23,400,565
                                                               ---------------
 FINLAND - 1.2%
 Nokia OYJ.........................................  1,047,510      25,664,018
                                                               ---------------
 FRANCE - 10.6%
 Axa(a)............................................  1,159,760      34,188,762
 BNP Paribas.......................................    461,435      41,347,536
 Compagnie Generale des Etablissements Michelin -
   Class B(a)......................................    181,690      12,962,355
 Gaz de France S.A.(a).............................    213,740      13,694,882
 LVMH Moet Hennessy Louis Vuitton S.A.(a)..........    264,170      27,536,577
 Schneider Electric S.A.(a)........................    178,350      19,226,502
 Suez S.A..........................................    226,942      15,415,329
 Total S.A.........................................    812,300      69,260,171
                                                               ---------------
                                                                   233,632,114
                                                               ---------------

 GERMANY - 11.5%
 Adidas AG(a)......................................    404,340      25,462,153
 Bayer AG..........................................    317,450      26,668,009
 Bayerische Motoren Werke (BMW) AG.................    311,370      14,944,881

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  GERMANY - CONTINUED
  E. On AG(a).......................................   346,440 $    69,776,209
  Linde AG(a).......................................   281,280      39,440,921
  Merck KGaA........................................   241,800      34,339,759
  Siemens AG........................................   401,710      44,490,385
                                                               ---------------
                                                                   255,122,317
                                                               ---------------
  HONG KONG - 1.1%
  BOC Hong Kong Holdings, Ltd....................... 9,089,000      24,038,314
                                                               ---------------
  INDIA - 1.4%
  HCL Technologies, Ltd.............................   688,630       4,227,038
  NTPC, Ltd......................................... 2,022,675       7,171,323
  Satyam Computer Services, Ltd..................... 2,008,690      20,459,464
                                                               ---------------
                                                                    31,857,825
                                                               ---------------
  IRELAND - 1.4%
  Anglo Irish Bank Corp. Plc(a)..................... 1,966,588      18,504,914
  CRH Plc...........................................   410,160      11,923,876
                                                               ---------------
                                                                    30,428,790
                                                               ---------------
  ISRAEL - 0.3%
  Makhteshim-Agan Industries, Ltd...................   831,630       7,712,644
                                                               ---------------
  ITALY - 5.3%
  Eni S.p.A.........................................   792,750      29,524,625
  Saipem S.p.A......................................   267,870      12,549,914
  UniCredito Italiano S.p.A......................... 6,987,285      42,570,008
  Unione Di Banche Italiance SCPA(a)................ 1,377,010      32,193,037
                                                               ---------------
                                                                   116,837,584
                                                               ---------------
  JAPAN - 15.7%
  Aeon Credit Service Co., Ltd...................... 1,088,600      13,610,700
  Astellas Pharma, Inc..............................   371,700      15,788,909
  Bridgestone Corp.(a).............................. 1,135,200      17,276,469
  Daiwa Securities Group, Inc....................... 3,171,000      29,018,315
  East Japan Railway Co.............................     3,124      25,426,386
  GLORY, Ltd........................................   785,000      18,414,146
  Inpex Holdings, Inc...............................     1,374      17,405,247
  JFE Shoji Holdings, Inc...........................   479,000       3,588,213
  JGC Corp..........................................   545,000      10,704,871
  Kao Corp..........................................   682,000      17,863,755
  KDDI Corp.........................................     1,952      12,084,324
  Komatsu, Ltd......................................   674,400      18,751,892
  Konica Minolta Holdings, Inc......................   739,000      12,509,408
  Mitsubishi Corp...................................   516,800      17,003,980
  Mitsui & Co., Ltd.................................   242,000       5,342,566
  OMRON Corp........................................   713,800      15,408,509
  Ricoh Co., Ltd.................................... 1,656,000      29,972,558
  Sumitomo Mitsui Financial Group, Inc. (a).........     4,108      30,817,504
  Tokyo Electron Ltd................................   206,400      11,867,748
  Yamato Holdings Co., Ltd.......................... 1,752,000      24,525,007
                                                               ---------------
                                                                   347,380,507
                                                               ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  MEXICO - 3.0%
  America Movil, S.A.B. de C.V. (ADR)...............   372,500 $    19,649,375
  Corporacion Moctezuma S.A.B. de C.V.(a)...........   468,200       1,126,397
  Grupo Aeroportuario del Centro Norte S.A.B de C.V. 1,009,500       2,108,299
  Grupo Aeroportuario del Pacifico S.A. de
    C.V. (ADR)......................................    70,220       2,062,361
  Grupo Televisa S.A. (ADR)......................... 1,081,990      25,556,604
  Kimberly-Clark de Mexico S.A. de C.V. - Class A(a) 2,553,320      10,407,302
  SARE Holding S.A. de C.V.*(a).....................   863,900       1,132,668
  Urbi, Desarrollos Urbanos, S.A. de C.V.*(a).......   902,950       3,123,970
                                                               ---------------
                                                                    65,166,976
                                                               ---------------
  NETHERLANDS - 4.0%
  Akzo Nobel N.V....................................   620,570      42,492,237
  Heineken N.V.(a)..................................   466,610      23,720,751
  Koninklijke (Royal) Philips Electronics N.V.......   372,370      12,576,256
  TNT N.V...........................................   278,890       9,474,472
                                                               ---------------
                                                                    88,263,716
                                                               ---------------
  NORWAY - 2.2%
  StatoilHydro ASA(a)............................... 1,297,480      48,454,389
                                                               ---------------
  RUSSIA - 0.9%
  Gazprom (ADR)*....................................   360,440      20,904,709
                                                               ---------------
  SINGAPORE - 3.0%
  Capitaland, Ltd.(a)............................... 6,323,000      26,551,735
  DBS Group Holdings, Ltd........................... 2,140,000      29,723,684
  Venture Corp., Ltd................................ 1,457,000      10,525,816
                                                               ---------------
                                                                    66,801,235
                                                               ---------------
  SOUTH AFRICA - 0.6%
  MTN Group, Ltd....................................   240,090       3,807,017
  Standard Bank Group, Ltd.......................... 1,001,838       9,750,321
                                                               ---------------
                                                                    13,557,338
                                                               ---------------
  SOUTH KOREA - 1.6%
  LS Industrial Systems Co., Ltd....................   188,840       9,306,096
  Nong Shim Co., Ltd................................    21,568       4,598,635
  Samsung Electronics Co., Ltd......................    25,213      15,090,440
  SK Energy Co. Ltd.................................    48,919       5,438,984
                                                               ---------------
                                                                    34,434,155
                                                               ---------------
  SPAIN - 2.6%
  Inditex S.A.(a)...................................   410,430      18,869,697
  Telefonica S.A.................................... 1,456,110      38,489,504
                                                               ---------------
                                                                    57,359,201
                                                               ---------------
  SWEDEN - 0.7%
  Assa Abloy AB(a).................................. 1,108,320      16,012,529
                                                               ---------------
  SWITZERLAND - 7.8%
  Actelion, Ltd.*(a)................................   209,500      11,159,581
  Geberit AG(a).....................................   138,180      20,260,841
  Julius Baer Holding AG............................   166,295      11,142,764
  Nestle S.A........................................ 1,124,020      50,847,475
  Novartis AG.......................................   449,290      24,665,268
  Roche Holdings AG.................................   303,930      54,598,919
                                                               ---------------
                                                                   172,674,848
                                                               ---------------

--------------------------------------------------------------------------------
                                                    SHARES/PAR       VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

UNITED KINGDOM - 13.6%
Anglo American Plc................................      191,180 $    13,533,275
Barclays Plc......................................    5,603,175      26,698,866
BHP Billiton Plc..................................    1,796,610      68,966,682
Bunzl Plc.........................................      825,260      10,738,160
Diageo Plc........................................      764,590      14,034,987
Drax Group Plc....................................      439,913       6,467,193
Kingfisher Plc....................................    4,087,780       9,116,081
NXT Plc...........................................      279,830       5,392,031
Old Mutual Plc....................................    7,403,680      13,551,949
Reckitt Benckiser Group Plc.......................      330,604      16,730,663
Rio Tinto Plc.....................................      166,560      20,409,865
Standard Chartered Plc............................      689,419      19,484,837
Vodafone Group Plc................................   15,525,630      45,719,843
WPP Group Plc.....................................    2,978,300      28,655,400
                                                                ---------------
                                                                    299,499,832
                                                                ---------------
Total Common Stocks (Cost $2,249,624,220)                         2,186,508,049
                                                                ---------------

PREFERRED STOCKS - 0.4%
BRAZIL - 0.4%
Duratex S.A.......................................      176,000       3,751,136
Universo Online S.A...............................    1,043,600       5,560,633
                                                                ---------------
                                                                      9,311,769
                                                                ---------------
Total Preferred Stocks (Cost $9,336,230)                              9,311,769
                                                                ---------------

SHORT-TERM INVESTMENTS - 9.7%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 06/30/08 at 1.100% to be
  repurchased at $7,846,240 on 07/01/08
  collateralized by 7,650,000 FHLMC at 5.250% due
  04/18/2016 with a value of $8,003,813........... $  7,846,000       7,846,000
State Street Navigator Securities Lending Prime
  Portfolio(b)....................................  205,464,229     205,464,229
                                                                ---------------
Total Short-Term Investments
(Cost $213,310,229)...............................                  213,310,229
                                                                ---------------

TOTAL INVESTMENTS - 109.1% (Cost $2,472,270,679)                  2,409,130,047
                                                                ---------------

Other Assets and Liabilities (net) - (9.1)%                        (199,940,551)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 2,209,189,496
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation
GDR - Global Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 06/30/2008

                                                       VALUE PERCENT OF
        INDUSTRY                                       (000) NET ASSETS
        ---------------------------------------------------------------
        Air Freight & Logistics                   $   33,999     1.5%
        Auto Components                               30,239     1.4%
        Automobiles                                   14,945     0.7%
        Beverages                                     37,756     1.7%
        Biotechnology                                 11,160     0.5%
        Building Products                             40,025     1.8%
        Capital Markets                               49,981     2.3%
        Chemicals                                     89,646     4.0%
        Commercial Banks                             372,508    16.9%
        Commercial Services & Supplies                26,177     1.2%
        Communications Equipment                      25,664     1.2%
        Construction & Engineering                    10,705     0.5%
        Construction Materials                        13,050     0.6%
        Consumer Finance                              13,611     0.6%
        Diversified Financial Services                23,866     1.1%
        Diversified Telecommunication Services        38,489     1.7%
        Electric Utilities                            69,776     3.1%
        Electrical Equipment                          28,532     1.3%
        Electronic Equipment & Instruments            25,934     1.2%
        Energy Equipment & Services                   12,550     0.6%
        Food Products                                 55,446     2.5%
        Gas Utilities                                 13,695     0.6%
        Household Durables                             4,257     0.2%
        Household Products                            45,002     2.0%
        Independent Power Producers & Energy
          Traders                                     13,638     0.6%
        Industrial Conglomerates                      57,067     2.6%
        Insurance                                     47,741     2.2%
        Internet Software & Services                   5,561     0.3%
        IT Services                                   26,644     1.2%
        Machinery                                     37,166     1.7%
        Media                                         54,212     2.4%
        Metals & Mining                              126,003     5.7%
        Multiline Retail                               5,392     0.2%
        Multi-Utilities                               15,415     0.7%
        Office Electronics                            42,482     1.9%
        Oil, Gas & Consumable Fuels                  225,589    10.2%
        Pharmaceuticals                              156,061     7.1%
        Real Estate Management & Development          26,552     1.2%
        Road & Rail                                   25,426     1.1%
        Semiconductors & Semiconductor Equipment      26,958     1.2%
        Specialty Retail                              27,986     1.3%
        Textiles, Apparel & Luxury Goods              59,924     2.7%
        Trading Companies & Distributors              36,673     1.7%
        Transportation Infrastructure                  4,171     0.2%
        Wireless Telecommunication Services           88,146     4.0%
                                                  ----------    ----
        Total                                     $2,195,820    99.4%
                                                  ==========    ====

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  182,389,672              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   2,021,276,146               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $2,203,665,818              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $2,195,819,818
   Repurchase Agreement                                                           7,846,000
   Cash                                                                                 588
   Cash denominated in foreign currencies**                                       3,292,156
   Collateral for securities on loan                                            205,464,229
   Receivable for investments sold                                                6,707,560
   Receivable for Trust shares sold                                               1,851,379
   Dividends receivable                                                           4,130,617
   Interest receivable                                                                  262
                                                                             --------------
       Total assets                                                           2,425,112,609
                                                                             --------------
LIABILITIES
   Payables for:
       Investments purchased                                                      5,411,489
       Trust shares redeemed                                                      2,865,993
       Distribution and services fees--Class B                                      174,249
       Distribution and services fees--Class E                                        4,142
       Collateral for securities on loan                                        205,464,229
       Management fee (Note 3)                                                    1,288,111
       Administration fee                                                            11,230
       Custodian and accounting fees                                                605,443
   Accrued expenses                                                                  98,227
                                                                             --------------
       Total liabilities                                                        215,923,113
                                                                             --------------
NET ASSETS                                                                   $2,209,189,496
                                                                             ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $2,247,478,844
   Accumulated net realized loss                                                 (8,104,072)
   Unrealized depreciation on investments and foreign currency                  (63,053,177)
   Undistributed net investment income                                           32,867,901
                                                                             --------------
       Total                                                                 $2,209,189,496
                                                                             ==============
NET ASSETS
   Class A                                                                   $1,354,348,441
                                                                             ==============
   Class B                                                                      822,516,060
                                                                             ==============
   Class E                                                                       32,324,995
                                                                             ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                      116,176,104
                                                                             ==============
   Class B                                                                       71,077,331
                                                                             ==============
   Class E                                                                        2,785,986
                                                                             ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $        11.66
                                                                             ==============
   Class B                                                                            11.57
                                                                             ==============
   Class E                                                                            11.60
                                                                             ==============

--------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $2,258,960,450
**Cost of cash denominated in foreign currencies                                  3,289,264

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                                                         $  41,708,539
    Interest (2)                                                                                              2,459,159
                                                                                                          -------------
       Total investment income                                                                               44,167,698
                                                                                                          -------------
EXPENSES
    Management fee (Note 3)                                                                                   6,675,351
    Administration fees                                                                                          59,128
    Custodian and accounting fees                                                                               291,374
    Distribution and services fees--Class B                                                                   1,012,633
    Distribution and services fees--Class E                                                                      24,095
    Audit                                                                                                        20,105
    Legal                                                                                                        11,201
    Trustee fees and expenses                                                                                     7,957
    Shareholder reporting                                                                                        76,249
    Insurance                                                                                                     9,701
    Other                                                                                                         7,435
                                                                                                          -------------
       Total expenses                                                                                         8,195,229
       Less broker commission recapture                                                                          (4,648)
                                                                                                          -------------
    Net expenses                                                                                              8,190,581
                                                                                                          -------------
    Net investment income                                                                                    35,977,117
                                                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
    Net realized gain (loss) on:
       Investments                                                                                             (871,941)
       Futures contracts                                                                                      1,724,971
       Foreign currency                                                                                        (223,540)
                                                                                                          -------------
    Net realized gain on investments, futures contracts and foreign currency                                    629,490
                                                                                                          -------------
    Net change in unrealized appreciation (depreciation) on:
       Investments                                                                                         (245,053,444)
       Foreign currency                                                                                          68,045
                                                                                                          -------------
    Net change in unrealized depreciation on investments and foreign currency                              (244,985,399)
                                                                                                          -------------
    Net realized and change in unrealized loss on investments, futures contracts and foreign currency      (244,355,909)
                                                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $(208,378,792)
                                                                                                          =============

------------------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                                                $   4,780,763
(2)Interest income includes securities lending income of:                                                     2,284,405

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
                                                                                 Period Ended     Year Ended
                                                                                 June 30, 2008   December 31,
                                                                                  (Unaudited)        2007
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $   35,977,117  $   23,303,807
    Net realized gain on investments, futures contracts, and foreign currency          629,490     179,883,254
    Net change in unrealized depreciation on investments and foreign currency     (244,985,399)     (7,385,279)
                                                                                --------------  --------------
    Net increase (decrease) in net assets resulting from operations               (208,378,792)    195,801,782
                                                                                --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                       (18,044,533)    (11,952,402)
     Class B                                                                       (13,551,852)     (8,291,779)
     Class E                                                                          (577,493)       (387,237)
    From net realized gains
     Class A                                                                       (91,449,495)   (116,453,430)
     Class B                                                                       (78,062,607)    (93,873,760)
     Class E                                                                        (3,147,806)     (4,070,346)
                                                                                --------------  --------------
    Net decrease in net assets resulting from distributions                       (204,833,786)   (235,028,954)
                                                                                --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                       637,075,368     277,778,961
     Class B                                                                       152,389,141     321,512,054
     Class E                                                                         6,578,143      12,201,045
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       109,494,028     128,405,832
     Class B                                                                        91,614,459     102,165,539
     Class E                                                                         3,725,299       4,457,583
    Cost of shares repurchased
     Class A                                                                      (118,461,604)   (130,019,320)
     Class B                                                                       (90,830,508)   (188,797,393)
     Class E                                                                        (3,710,010)     (9,720,947)
                                                                                --------------  --------------
    Net increase in net assets from capital share transactions                     787,874,316     517,983,354
                                                                                --------------  --------------
TOTAL INCREASE IN NET ASSETS                                                       374,661,738     478,756,182
    Net assets at beginning of period                                            1,834,527,758   1,355,771,576
                                                                                --------------  --------------
    Net assets at end of period                                                 $2,209,189,496  $1,834,527,758
                                                                                ==============  ==============
    Net assets at end of period includes undistributed net investment income    $   32,867,901  $   29,064,662
                                                                                ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                             CLASS A
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO                           ------------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008  ---------------------------------------------
                                                                   (UNAUDITED)     2007    2006      2005       2004     2003
                                                                  -------------- -------  ------  ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $  14.43    $ 15.04  $13.00  $11.72     $ 9.81     $ 7.49
                                                                     --------    -------  ------  ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................        0.25       0.22    0.19    0.14       0.08       0.06
Net Realized/Unrealized Gain (Loss) on Investments...............       (1.46)      1.68    3.17    1.83       1.85       2.34
                                                                     --------    -------  ------  ------     ------     ------
Total from Investment Operations.................................       (1.21)      1.90    3.36    1.97       1.93       2.40
                                                                     --------    -------  ------  ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................       (0.26)     (0.24)  (0.27)  (0.07)        --      (0.08)
Distributions from Net Realized Capital Gains....................       (1.30)     (2.27)  (1.05)  (0.62)     (0.02)        --
                                                                     --------    -------  ------  ------     ------     ------
Total Distributions..............................................       (1.56)     (2.51)  (1.32)  (0.69)     (0.02)     (0.08)
                                                                     --------    -------  ------  ------     ------     ------
NET ASSET VALUE, END OF PERIOD...................................    $  11.66    $ 14.43  $15.04  $13.00     $11.72     $ 9.81
                                                                     ========    =======  ======  ======     ======     ======
TOTAL RETURN                                                            (9.13)%    13.60%  26.91%  16.77%     19.72%     32.20%
Ratio of Expenses to Average Net Assets After Reimbursement**....        0.75 %*    0.79%   0.94%   0.93%      1.06%      1.09%
Ratio of Expenses to Average Net Assets After Broker Rebates**...         N/A        N/A     N/A     N/A        N/A       1.09%
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................        0.75 %*    0.79%   0.95%   0.93%(b)   0.94%(b)   1.11%
Ratio of Net Investment Income to Average Net Assets.............        3.98 %*    1.54%   1.34%   1.18%      0.75%      0.68%
Portfolio Turnover Rate..........................................        21.0 %     65.5%  104.1%   84.5%      98.5%      99.0%
Net Assets, End of Period (in millions)..........................    $1,354.3    $ 959.1  $706.0  $624.2     $304.0     $ 67.3

                                                                                             CLASS B
                                                                  ------------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008  ---------------------------------------------
                                                                   (UNAUDITED)     2007    2006      2005       2004     2003
                                                                  -------------- -------  ------  ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.............................     $14.32     $ 14.95  $12.94  $11.68     $ 9.79     $ 7.47
                                                                      ------     -------  ------  ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................       0.22        0.19    0.15    0.11       0.05       0.05
Net Realized/Unrealized Gain (Loss) on Investments...............      (1.44)       1.65    3.15    1.81       1.86       2.33
                                                                      ------     -------  ------  ------     ------     ------
Total from Investment Operations.................................      (1.22)       1.84    3.30    1.92       1.91       2.38
                                                                      ------     -------  ------  ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................      (0.23)      (0.20)  (0.24)  (0.04)        --      (0.06)
Distributions from Net Realized Capital Gains....................      (1.30)      (2.27)  (1.05)  (0.62)     (0.02)        --
                                                                      ------     -------  ------  ------     ------     ------
Total Distributions..............................................      (1.53)      (2.47)  (1.29)  (0.66)     (0.02)     (0.06)
                                                                      ------     -------  ------  ------     ------     ------
NET ASSET VALUE, END OF PERIOD...................................     $11.57     $ 14.32  $14.95  $12.94     $11.68     $ 9.79
                                                                      ======     =======  ======  ======     ======     ======
TOTAL RETURN                                                           (9.27)%     13.29%  26.56%  16.42%     19.56%     32.04%
Ratio of Expenses to Average Net Assets After Reimbursement**....       0.99 %*     1.04%   1.19%   1.19%      1.32%      1.33%
Ratio of Expenses to Average Net Assets After Broker Rebates**...        N/A         N/A     N/A     N/A        N/A       1.33%
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................       0.99 %*     1.04%   1.20%   1.19%(b)   1.18%(b)   1.39%
Ratio of Net Investment Income to Average Net Assets.............       3.42 %*     1.31%   1.12%   0.90%      0.47%      0.56%
Portfolio Turnover Rate..........................................       21.0 %      65.5%  104.1%   84.5%      98.5%      99.0%
Net Assets, End of Period (in millions)..........................     $822.5     $ 842.8  $623.0  $443.5     $396.0     $186.0

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                            CLASS E
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO                           -----------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008  --------------------------------------------
                                                                   (UNAUDITED)    2007    2006      2005       2004     2003
                                                                  -------------- ------  ------  ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.............................     $14.36     $14.99  $12.96  $11.70     $ 9.80     $ 7.48
                                                                      ------     ------  ------  ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................       0.23       0.20    0.16    0.13       0.07       0.05
Net Realized/Unrealized Gain (Loss) on Investments...............      (1.45)      1.66    3.17    1.81       1.85       2.34
                                                                      ------     ------  ------  ------     ------     ------
Total from Investment Operations.................................      (1.22)      1.86    3.33    1.94       1.92       2.39
                                                                      ------     ------  ------  ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................      (0.24)     (0.22)  (0.25)  (0.06)        --      (0.07)
Distributions from Net Realized Capital Gains....................      (1.30)     (2.27)  (1.05)  (0.62)     (0.02)        --
                                                                      ------     ------  ------  ------     ------     ------
Total Distributions..............................................      (1.54)     (2.49)  (1.30)  (0.68)     (0.02)     (0.07)
                                                                      ------     ------  ------  ------     ------     ------
NET ASSET VALUE, END OF PERIOD...................................     $11.60     $14.36  $14.99  $12.96     $11.70     $ 9.80
                                                                      ======     ======  ======  ======     ======     ======
TOTAL RETURN                                                           (9.23)%    13.38%  26.79%  16.52%     19.64%     32.09%
Ratio of Expenses to Average Net Assets After Reimbursement**....       0.89 %*    0.94%   1.09%   1.09%      1.22%      1.23%
Ratio of Expenses to Average Net Assets After Broker Rebates**...        N/A        N/A     N/A     N/A        N/A       1.23%
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................       0.89 %*    0.94%   1.10%   1.09%(b)   1.09%(b)   1.28%
Ratio of Net Investment Income to Average Net Assets.............       3.53 %*    1.41%   1.18%   1.07%      0.72%      0.59%
Portfolio Turnover Rate..........................................       21.0 %     65.5%  104.1%   84.5%      98.5%      99.0%
Net Assets, End of Period (in millions)..........................     $ 32.3     $ 32.6  $ 26.7  $ 14.6     $ 11.3     $  6.9

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is MFS(R) Research International Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                              Expiring   Expiring    Expiring
                    Total    12/31/2008 12/31/2009  12/31/2010
                 ----------- ---------- ----------- ----------

                 $27,817,197 $9,745,389 $11,694,451 $6,377,357

MFS(R) Research International Portfolio acquired losses of $37,816,349 in the merger with J.P. Morgan International Equity Portfolio on April 28th 2003 which are subject to an annual limitation of $2,138,073.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

H. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

J. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

K. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

L. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $6,675,351         0.80%    First $200 Million

                                 0.75%    $200 Million to $500 Million

                                 0.70%    $500 Million to $1 Billion

                                 0.65%    Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.00%                 1.25%                 1.15%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B distribution plan and Class E distribution plan are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ -----------

 Class A

 06/30/2008  66,478,767 50,252,303   8,780,595    (9,335,561)  49,697,337  116,176,104
 12/31/2007  46,936,805 19,218,776   9,427,741    (9,104,555)  19,541,962   66,478,767

 Class B

 06/30/2008  58,852,198 11,939,935   7,400,198    (7,115,000)  12,225,133   71,077,331
 12/31/2007  41,673,081 22,915,179   7,545,461   (13,281,523)  17,179,117   58,852,198

 Class E

 06/30/2008   2,271,794    505,129     300,185      (291,122)     514,192    2,785,986
 12/31/2007   1,781,915    846,848     328,488      (685,457)     489,879    2,271,794

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--       $1,312,271,003       $--        $663,819,348

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $2,472,270,679 $146,467,510 $(209,608,142)  $(63,140,632)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $198,037,067 $205,464,229 $2,841,252  $208,305,481

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

      Ordinary Income       Long-Term Capital Gain            Total
  ------------------------ ------------------------ -------------------------
      2007        2006         2007        2006         2007         2006
  ------------ ----------- ------------ ----------- ------------ ------------

  $128,029,763 $71,841,110 $106,999,191 $43,010,954 $235,028,954 $114,852,064

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

    $101,641,463  $103,196,486  $176,499,500    $(6,414,219)    $374,923,230

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO         FOR THE PERIOD ENDED 6/30/08
MANAGED BY OPPENHEIMERFUNDS, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

While we are disappointed that the Portfolio produced a negative absolute return during the reporting period, we are pleased that it was able to outperform its benchmarks. For the six-month period ended June 30, 2008, the Portfolio outperformed the S&P 500(R) Index/1/ and Russell 1000(R) Growth Index./2/ The Portfolio had a return of (8.84)%, (8.97)% and (8.93)% for Class A, B and E Shares, respectively versus (11.91)% and (9.06)% for the S&P 500(R) Index and Russell 1000(R) Growth Index.

PORTFOLIO REVIEW

Relative to the S&P 500(R) Index, the Portfolio received strong performance from its holdings in the information technology and materials areas. Within the information technology area, the Portfolio benefited from a number of its holdings that delivered strong returns, including Affiliated Computer Services, Inc., a company that provides business process outsourcing and technology-related services for commercial enterprises and government agencies. Another positive contributor was Research in Motion (RIM) Ltd., a long-term holding for the Portfolio whose primary product line includes the popular Blackberry(R). Gains among the Portfolio's materials stocks were particularly strong from three specialty chemicals companies: Monsanto Co., Praxair, Inc. and Potash Corp. of Saskatchewan, Inc. However, the lion's share of gains within this group stemmed from Monsanto, an agricultural company that helps farmers grow more crops by applying biotechnology and genomics to seeds and herbicides. We are optimistic with regard to Monsanto's plans to launch a new line of drought-tolerant corn seeds. Potash, a fertilizer manufacturer and distributor also contributed positively as did Praxair, an industrial gases company whose gases are used to help refine oil and aid in extracting greater amounts of oil from existing wells. It is worth noting that the Portfolio was able to produce strong materials results despite its lack of exposure to the better-performing metals and mining companies, most of which do not fit our investment discipline.

The Portfolio received disappointing results from its consumer discretionary stocks. Consumer discretionary lagged due to a slowdown in consumer spending, which hurt Las Vegas Sands, the hotel giant that recently opened Asia's first fully integrated resort, The Venetian Macao Resort Hotel. The stock fell sharply due to reduced casino attendance in an uncertain economic climate. Media stocks also witnessed steep declines, including Focus Media Holding Ltd. and XM Satellite Radio Holdings, Inc. Within the financials area, a handful of the Portfolio's stocks received disappointing results, including CME Group, Inc., the owner of the Chicago Mercantile Exchange and UBS AG, which underperformed due to losses within its fixed-income trading business. We exited the position in UBS.

During the reporting period, we increased the Portfolio's exposure to stocks in the energy, materials and health care areas. Conversely, we decreased the Portfolio's weighting in the financials, industrials, consumer staples and consumer discretionary areas. As of June 30, 2008, the Portfolio held a relative overweight position within the materials, telecommunications services, information technology and health care areas. On the other hand, the Portfolio was relatively underweighted in the energy, consumer staples, industrials, financials and utilities sectors.

MARKET ENVIRONMENT/CONDITIONS

The first six months of 2008 proved to be a volatile and challenging period for the U.S. stock market, including small-cap stocks. Investors continued to respond negatively to a deluge of bad economic news, including six consecutive months of job losses, plummeting housing values, sharp increases in mortgage foreclosures, depressed consumer confidence and soaring energy and food costs. As these economic problems intensified, investors grew increasingly concerned about future business and consumer spending, as well as increased selling pressure in stock market sectors ranging from the consumer discretionary area to information technology stocks.

At the same time, the financial markets were roiled by a persistent credit crisis that began in the U.S. sub-prime mortgage sector and spread to a variety of global fixed-income market sectors. The impact of the global credit crunch was particularly severe for large-cap commercial banks, investment banks and bond insurers, many of which announced massive write-offs and write-downs throughout the reporting period. These developments sparked sharp declines in the broader financials sector

The Federal Reserve Board (the "Fed") responded to these developments by providing liquidity to U.S. banks and brokerage firms, and reducing short-term interest rates aggressively from 4.25% at the start of 2008 to 2% by midyear. In March, the Fed participated in the rescue of a major U.S. investment bank, effectively reassuring investors that it was prepared to prevent further damage to the U.S. financial system.

In contrast, the energy sector produced unusually strong returns over the first half of the year. Crude oil prices continued to surge higher throughout the reporting period as limited supplies of the commodity had difficulty satisfying rising demand, particularly from fast-growing economies in China, India and other emerging markets. By the end of June, crude oil prices had surpassed $140 per barrel and the average price of gasoline in the United States topped $4 per gallon. The effects of higher commodity prices were particularly positive for the small- and mid-cap oil services and exploration-and-production firms that help the major integrated oil companies exploit new and existing reserves.

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO         FOR THE PERIOD ENDED 6/30/08
MANAGED BY OPPENHEIMERFUNDS, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


CURRENT OUTLOOK/STRATEGY

In closing, we are often asked what lies ahead for the stock market. While no one can predict the future, we are in the midst of a very volatile market cycle, as investors are well aware. We would like to take this opportunity to remind shareholders that regardless of what's happening in the overall marketplace, we plan to remain true to our proven investment discipline and continue to focus on uncovering stocks that we believe have positive earnings potential over the coming two to three-year time horizon and are selling at attractive valuations.

MARC BAYLIN, CFA; Vice President and Portfolio Manager
OPPENHEIMERFUNDS, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                 Percent of
                     Description                 Net Assets
                     --------------------------------------
                     Google, Inc. -- Class A       3.76%
                     --------------------------------------
                     Monsanto Co.                  3.67%
                     --------------------------------------
                     Apple, Inc.                   2.92%
                     --------------------------------------
                     Cisco Systems, Inc.           2.64%
                     --------------------------------------
                     Occidental Petroleum Corp.    2.59%
                     --------------------------------------
                     Research in Motion, Ltd.      2.47%
                     --------------------------------------
                     Schlumberger, Ltd.            2.28%
                     --------------------------------------
                     XTO Energy, Inc.              2.00%
                     --------------------------------------
                     QUALCOMM, Inc.                1.99%
                     --------------------------------------
                     Nestle S.A.                   1.99%
                     --------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

 LOGO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO         FOR THE PERIOD ENDED 6/30/08
MANAGED BY OPPENHEIMERFUNDS, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

             OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO MANAGED BY OPPENHEIMERFUNDS, INC. VS. S&P 500(R) INDEX/1/ AND RUSSELL 1000(R) GROWTH
                                   INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                                                      Russell 1000/(R)/
                Oppenheimer Capital     S&P 500/(R)/        Growth
              Appreciation Portfolio      Index/1/         Index/2/
             ------------------------ --------------  ------------------
 02/12/2001         $10,000              $10,000            $10,000
 12/31/2001           8,573                8,509              8,126
 12/31/2002           6,453                6,628              5,860
 12/31/2003           8,294                8,531              7,604
 12/31/2004           8,825                9,458              8,083
 12/31/2005           9,241                9,923              8,508
 12/31/2006           9,944               11,491              9,280
 12/31/2007          11,365               12,122             10,376
 06/31/2008          10,346               10,678              9,436



    ----------------------------------------------------------------
                                  Average Annual Return/3/
                               (for the period ended 6/30/08)
    ----------------------------------------------------------------
                                                           Since
                         6 Months 1 Year  3 Year 5 Year Inception/4/
    ----------------------------------------------------------------
    Oppenheimer
    Capital
    Appreciation
    Portfolio--
    Class A               -8.84%   -4.52% 6.52%  7.86%     3.18%
--  Class B               -8.97%   -4.72% 6.30%  7.60%     0.46%
    Class E               -8.93%   -4.61% 6.41%     --     6.89%
    ----------------------------------------------------------------
- - S&P 500(R) Index/1/  -11.91%  -13.12% 4.41%  7.58%     1.41%
    ----------------------------------------------------------------
    Russell 1000(R)
--  Growth Index/2/       -9.06%   -5.95% 5.91%  7.32%    -0.78%
    ----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A shares is 1/2/02. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 5/1/05. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO   ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  911.60       $2.95
  Hypothetical (5% return before expenses)      1,000.00      1,021.78        3.12
-------------------------------------------  ------------- ------------- --------------
  Class B
  Actual                                       $1,000.00     $  910.30       $4.23
  Hypothetical (5% return before expenses)      1,000.00      1,020.44        4.47
-------------------------------------------  ------------- ------------- --------------
  Class E
  Actual                                       $1,000.00     $  910.70       $3.75
  Hypothetical (5% return before expenses)      1,000.00      1,020.93        3.97
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62%, 0.89%, and 0.79% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


    ------------------------------------------------------------------------
                                                                   VALUE
    SECURITY DESCRIPTION                                SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMON STOCKS - 99.5%
    AEROSPACE & DEFENSE - 5.1%
    General Dynamics Corp.............................   168,720 $14,206,224
    Lockheed Martin Corp..............................   160,400  15,825,064
    Precision Castparts Corp..........................   112,950  10,884,991
    United Technologies Corp..........................   235,700  14,542,690
                                                                 -----------
                                                                  55,458,969
                                                                 -----------
    BEVERAGES - 0.4%
    Dr. Pepper Snapple Group, Inc.*...................   228,692   4,797,958
                                                                 -----------
    BIOTECHNOLOGY - 2.7%
    Celgene Corp.*....................................   207,180  13,232,587
    Gilead Sciences, Inc.*............................   316,010  16,732,729
                                                                 -----------
                                                                  29,965,316
                                                                 -----------
    CAPITAL MARKETS - 4.6%
    Charles Schwab Corp. (The)........................   333,430   6,848,652
    Credit Suisse Group...............................   277,161  12,590,044
    Fortress Investment Group LLC - Class A (a).......   319,400   3,935,008
    Goldman Sachs Group, Inc. (The)...................    85,940  15,030,906
    Och-Ziff Capital Management Group LLC - Class A(a)   301,250   5,726,763
    T. Rowe Price Group, Inc.(a)......................   115,020   6,495,179
                                                                 -----------
                                                                  50,626,552
                                                                 -----------
    CHEMICALS - 7.0%
    Monsanto Co.......................................   318,380  40,255,967
    Mosaic Co. (The)*.................................    31,270   4,524,769
    Potash Corp. of Saskatchewan, Inc.................    48,700  11,131,359
    Praxair, Inc......................................   224,910  21,195,519
                                                                 -----------
                                                                  77,107,614
                                                                 -----------
    COMMUNICATIONS EQUIPMENT - 8.6%
    Cisco Systems, Inc.*.............................. 1,244,730  28,952,420
    Corning, Inc......................................   388,190   8,947,780
    F5 Networks, Inc.*(a).............................   276,800   7,866,656
    QUALCOMM, Inc.....................................   491,890  21,825,159
    Research In Motion, Ltd.*.........................   231,500  27,062,350
                                                                 -----------
                                                                  94,654,365
                                                                 -----------
    COMPUTERS & PERIPHERALS - 3.9%
    Apple, Inc.*......................................   191,010  31,982,714
    EMC Corp.*........................................   111,920   1,644,105
    NetApp, Inc.*.....................................   404,550   8,762,553
                                                                 -----------
                                                                  42,389,372
                                                                 -----------
    CONSUMER FINANCE - 0.5%
    American Express Co...............................   144,850   5,456,500
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES - 2.7%
    Bolsa de Mercadorias e Futuros....................   752,800   6,488,638
    CME Group, Inc....................................    25,310   9,698,539
    IntercontinentalExchange, Inc.*...................    64,190   7,317,660
    MSCI, Inc.*.......................................   177,330   6,435,306
                                                                 -----------
                                                                  29,940,143
                                                                 -----------

    ------------------------------------------------------------------------
                                                                   VALUE
    SECURITY DESCRIPTION                                SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    ELECTRICAL EQUIPMENT & SERVICES - 1.7%
    ABB, Ltd.*........................................   643,118 $18,171,105
                                                                 -----------
    ENERGY EQUIPMENT & SERVICES - 4.7%
    Schlumberger, Ltd.................................   232,540  24,981,772
    Smith International, Inc..........................   126,320  10,502,245
    Transocean, Inc...................................    62,600   9,539,614
    Weatherford International, Ltd.*..................   134,500   6,669,855
                                                                 -----------
                                                                  51,693,486
                                                                 -----------
    FOOD & STAPLES RETAILING - 2.5%
    Burger King Holdings, Inc.........................   234,380   6,279,040
    Costco Wholesale Corp.............................   220,020  15,432,203
    Sysco Corp........................................   193,550   5,324,560
                                                                 -----------
                                                                  27,035,803
                                                                 -----------
    FOOD PRODUCTS - 3.5%
    Cadbury Plc....................................... 1,289,664  16,173,476
    Nestle S.A........................................   482,340  21,819,693
                                                                 -----------
                                                                  37,993,169
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
    Baxter International, Inc.........................   225,260  14,403,124
    C.R. Bard, Inc....................................    88,110   7,749,275
    DENTSPLY International, Inc.......................   139,150   5,120,720
    Stryker Corp......................................    86,010   5,408,309
                                                                 -----------
                                                                  32,681,428
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES - 3.0%
    Aetna, Inc........................................   178,920   7,251,628
    Express Scripts, Inc.*............................   261,180  16,381,209
    Henry Schein, Inc.*...............................   173,740   8,959,772
                                                                 -----------
                                                                  32,592,609
                                                                 -----------
    HOTELS, RESTAURANTS & LEISURE - 1.5%
    Las Vegas Sands Corp.*(a).........................   345,570  16,393,841
                                                                 -----------
    INDUSTRIAL CONGLOMERATES - 1.2%
    McDermott International, Inc.*....................   214,220  13,258,076
                                                                 -----------
    INSURANCE - 0.9%
    Prudential Financial, Inc.........................   163,680   9,778,243
                                                                 -----------
    INTERNET & CATALOG RETAIL - 0.4%
    Amazon.com, Inc.*.................................    57,480   4,215,008
                                                                 -----------
    INTERNET SOFTWARE & SERVICES - 5.0%
    eBay, Inc.*.......................................   498,090  13,612,800
    Google, Inc. - Class A*...........................    78,350  41,245,007
                                                                 -----------
                                                                  54,857,807
                                                                 -----------
    IT SERVICES - 5.2%
    Affiliated Computer Services, Inc. - Class A*.....   291,920  15,614,801
    Cognizant Technology Solutions Corp. - Class A*...   467,260  15,190,623
    MasterCard, Inc. - Class A(a).....................    59,210  15,721,439
    Visa, Inc. - Class A*.............................   132,310  10,758,126
                                                                 -----------
                                                                  57,284,989
                                                                 -----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     LIFE SCIENCES TOOLS & SERVICES - 2.4%
     Covance, Inc.*.................................... 104,730 $ 9,008,874
     Thermo Fisher Scientific, Inc.*................... 313,090  17,448,506
                                                                -----------
                                                                 26,457,380
                                                                -----------
     MEDIA - 3.2%
     Focus Media Holding, Ltd. (ADR)*(a)............... 440,000  12,196,800
     Liberty Global, Inc.*(a).......................... 323,800  10,177,034
     McGraw-Hill Cos., Inc. (The)...................... 178,490   7,161,019
     Sirius Satellite Radio, Inc.*(a).................. 415,200     797,184
     XM Satellite Radio Holdings, Inc. - Class A*...... 571,170   4,477,973
                                                                -----------
                                                                 34,810,010
                                                                -----------
     OIL, GAS & CONSUMABLE FUELS - 6.6%
     Occidental Petroleum Corp......................... 316,110  28,405,645
     Range Resources Corp.............................. 238,010  15,599,175
     Southwestern Energy Co.*.......................... 121,930   5,805,087
     XTO Energy, Inc................................... 320,537  21,959,990
                                                                -----------
                                                                 71,769,897
                                                                -----------
     PHARMACEUTICALS - 3.9%
     Allergan, Inc..................................... 179,740   9,355,467
     Roche Holdings AG................................. 109,735  19,713,133
     Shire, Ltd........................................ 522,850   8,563,511
     Teva Pharmaceutical Industries, Ltd. (ADR)........ 120,400   5,514,320
                                                                -----------
                                                                 43,146,431
                                                                -----------
     REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
     Jones Lang LaSalle, Inc.(a)....................... 121,350   7,304,057
                                                                -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
     ASML Holding N.V. (ADR)........................... 395,622   9,653,177
     Broadcom Corp. - Class A*......................... 426,700  11,644,643
     Microchip Technology, Inc.(a)..................... 276,800   8,453,472
     NVIDIA Corp.*..................................... 297,450   5,568,264
                                                                -----------
                                                                 35,319,556
                                                                -----------
     SOFTWARE - 5.1%
     Adobe Systems, Inc.*.............................. 421,450  16,600,915
     Autodesk, Inc.*................................... 372,420  12,591,520
     Microsoft Corp.................................... 471,190  12,962,437
     Oracle Corp.*..................................... 354,960   7,454,160
     Salesforce.com, Inc.*.............................  94,230   6,429,313
                                                                -----------
                                                                 56,038,345
                                                                -----------

 ------------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 SPECIALTY RETAIL - 0.9%
 Abercrombie & Fitch Co. - Class A.................     162,300 $   10,172,964
                                                                --------------
 TEXTILES, APPAREL & LUXURY GOODS - 1.4%
 Polo Ralph Lauren Corp.(a)........................     249,450     15,660,471
                                                                --------------
 WIRELESS TELECOMMUNICATION SERVICES - 4.0%
 America Movil, S.A.B. de C.V. (ADR)...............     264,800     13,968,200
 Crown Castle International Corp.*.................     429,130     16,620,205
 NII Holdings, Inc.*...............................     289,670     13,756,428
                                                                --------------
                                                                    44,344,833
                                                                --------------
 Total Common Stocks (Cost $1,085,761,204)                       1,091,376,297
                                                                --------------

 SHORT-TERM INVESTMENTS - 8.2%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/08 at 1.100% to be
   repurchased at $5,109,156 on 07/01/08
   collateralized by 4,985,000 FHLMC at 5.250% due
   04/18/16 with a value of $5,215,556............. $ 5,109,000      5,109,000
 State Street Navigator Securities Lending Prime
   Portfolio(b)....................................  84,772,378     84,772,378
                                                                --------------
 Total Short-Term Investments (Cost $89,881,378)                    89,881,378
                                                                --------------
 TOTAL INVESTMENTS - 107.7% (Cost $1,175,642,582)                1,181,257,675
                                                                --------------

 Other Assets and Liabilities (net) - (7.7)%                       (84,298,839)
                                                                --------------

 TOTAL NET ASSETS - 100.0%                                      $1,096,958,836
                                                                ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation


                       See notes to financial statements

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  999,454,335              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      97,030,962               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,096,485,297              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                            $1,091,376,297
   Repurchase Agreement                                                            5,109,000
   Cash                                                                                  206
   Cash denominated in foreign currencies**                                               36
   Collateral for securities on loan                                              84,772,378
   Receivable for investments sold                                                 6,056,290
   Receivable for Trust shares sold                                                  133,717
   Dividends receivable                                                              596,060
   Interest Receivable                                                                   156
                                                                              --------------
       Total assets                                                            1,188,044,140
                                                                              --------------
LIABILITIES
   Due to bank
   Payables for:
       Investments purchased                                                       3,953,438
       Trust shares redeemed                                                       1,488,156
       Distribution and services fees--Class B                                        99,515
       Distribution and services fees--Class E                                           778
       Collateral for securities on loan                                          84,772,378
       Management fee (Note 3)                                                       537,674
       Administration fee                                                              5,794
       Custodian and accounting fees                                                  99,469
   Accrued expenses                                                                  128,102
                                                                              --------------
       Total liabilities                                                          91,085,304
                                                                              --------------
NET ASSETS                                                                    $1,096,958,836
                                                                              ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                            $1,102,076,680
   Accumulated net realized loss                                                  (4,003,309)
   Unrealized appreciation on investments and foreign currency                     5,617,775
   Distribution in excess of net investment income                                (6,732,310)
                                                                              --------------
       Total                                                                  $1,096,958,836
                                                                              ==============
NET ASSETS
   Class A                                                                    $  632,384,723
                                                                              ==============
   Class B                                                                       458,655,111
                                                                              ==============
   Class E                                                                         5,919,002
                                                                              ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                        95,697,683
                                                                              ==============
   Class B                                                                        70,044,332
                                                                              ==============
   Class E                                                                           897,237
                                                                              ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                    $         6.61
                                                                              ==============
   Class B                                                                              6.55
                                                                              ==============
   Class E                                                                              6.60
                                                                              ==============

---------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities Lending  $1,085,761,204
** Cost of cash denominated in foreign currencies                                         35

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  3,780,219
   Interest (2)                                                                389,413
                                                                          ------------
       Total investment income                                               4,169,632
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   2,329,298
   Administration fees                                                          25,309
   Custodian and accounting fees                                                28,679
   Distribution and services fees--Class B                                     601,144
   Distribution and services fees--Class E                                       4,452
   Audit                                                                        18,719
   Legal                                                                        11,198
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        71,624
   Insurance                                                                     3,833
   Other                                                                         7,440
                                                                          ------------
       Total expenses                                                        3,109,653
                                                                          ------------
   Net investment income                                                     1,059,979
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                           4,848,387
       Futures contracts                                                       (95,893)
       Foreign currency                                                         36,771
                                                                          ------------
   Net realized gain on investments, futures contracts and foreign
       currency                                                              4,789,265
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (92,504,434)
       Foreign currency                                                         (8,625)
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (92,513,059)
                                                                          ------------
   Net realized and change in unrealized loss on investments, futures
       contracts and foreign currency                                      (87,723,794)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(86,663,815)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $    185,396
(2)Interest income includes securities lending income of:                      292,165

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $    1,059,979  $    1,560,488
   Net realized gain on investments, futures contracts and foreign
       currency                                                               4,789,265     154,131,968
   Net change in unrealized depreciation on investments and foreign
       currency                                                             (92,513,059)    (30,597,673)
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations          (86,663,815)    125,094,783
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (3,858,156)       (795,251)
     Class B                                                                (14,707,653)             --
     Class E                                                                   (193,555)         (1,393)
   From net realized gains
     Class A                                                                (28,241,748)    (35,526,271)
     Class B                                                               (117,716,758)    (33,915,743)
     Class E                                                                 (1,458,331)       (192,506)
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                 (166,176,201)    (70,431,164)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                579,299,099     172,564,275
     Class B                                                                 23,861,019      80,859,268
     Class E                                                                  1,738,792       5,518,297
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 32,099,904      36,321,522
     Class B                                                                132,424,411      33,915,743
     Class E                                                                  1,651,886         193,899
   Cost of shares repurchased
     Class A                                                                (34,728,345)   (606,451,417)
     Class B                                                                (69,239,049)   (134,497,004)
     Class E                                                                 (1,471,429)     (2,151,217)
                                                                         --------------  --------------
   Net increase (decrease) in net assets from capital share
       transactions                                                         665,636,288    (413,726,634)
                                                                         --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     412,796,272    (359,063,015)
   Net assets at beginning of period                                        684,162,564   1,043,225,579
                                                                         --------------  --------------
   Net assets at end of period                                           $1,096,958,836  $  684,162,564
                                                                         ==============  ==============
   Net assets at end of period includes undistributed (distributions
       in excess of) net investment income                               $   (6,732,310) $   10,967,075
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                               CLASS A
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO         -----------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  --------------------------------------------
                                                    (UNAUDITED)    2007    2006      2005       2004       2003
                                                   -------------- ------  ------  ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 9.94     $ 9.27  $ 8.69  $ 8.36     $ 8.33     $ 6.47
                                                       ------     ------  ------  ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................       0.02       0.03    0.02    0.03       0.07       0.01
Net Realized/Unrealized Gain (Loss) on Investments      (0.82)      1.26    0.66    0.39       0.47       1.85
                                                       ------     ------  ------  ------     ------     ------
Total from Investment Operations..................      (0.80)      1.29    0.68    0.42       0.54       1.86
                                                       ------     ------  ------  ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.30)     (0.01)  (0.03)  (0.01)     (0.06)        --
Distributions from Net Realized Capital Gains.....      (2.23)     (0.61)  (0.07)  (0.08)     (0.45)        --
                                                       ------     ------  ------  ------     ------     ------
Total Distributions...............................      (2.53)     (0.62)  (0.10)  (0.09)     (0.51)        --
                                                       ------     ------  ------  ------     ------     ------
NET ASSET VALUE, END OF PERIOD....................     $ 6.61     $ 9.94  $ 9.27  $ 8.69     $ 8.36     $ 8.33
                                                       ======     ======  ======  ======     ======     ======
TOTAL RETURN                                            (8.84)%    14.45%   7.81%   4.99%      6.70%     28.75%
Ratio of Expenses to Average Net Assets After
 Reimbursement**..................................       0.62 %*    0.62%   0.65%   0.69%      0.68%      0.72%
Ratio of Expenses to Average Net Assets After
 Broker Rebates**.................................        N/A        N/A     N/A     N/A        N/A       0.72%
Ratio of Expenses to Average Net Assets Before
 Reimbursement and Rebates........................       0.62 %*    0.62%   0.65%   0.64%(b)   0.69%(b)   0.75%(b)
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.46 %*    0.33%   0.22%   0.42%      0.90%      0.07%
Portfolio Turnover Rate...........................       33.5 %     70.8%   60.7%   72.4%      65.3%      36.6%
Net Assets, End of Period (in millions)...........     $632.4     $124.7  $505.6  $664.2     $298.0     $  0.2

                                                                                CLASS B
                                                   -------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ----------------------------------------------
                                                    (UNAUDITED)     2007     2006      2005       2004       2003
                                                   -------------- ------   ------   ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 9.86     $ 9.20   $ 8.62   $ 8.31     $ 8.29     $ 6.45
                                                       ------     ------   ------   ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)...................       0.01       0.00 +  (0.01)    0.01       0.06      (0.00) +
Net Realized/Unrealized Gain (Loss) on Investments      (0.81)      1.27     0.67     0.38       0.46       1.84
                                                       ------     ------   ------   ------     ------     ------
Total from Investment Operations..................      (0.80)      1.27     0.66     0.39       0.52       1.84
                                                       ------     ------   ------   ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      (0.28)        --    (0.01)      --      (0.05)        --
Distributions from Net Realized Capital Gains.....      (2.23)     (0.61)   (0.07)   (0.08)     (0.45)        --
                                                       ------     ------   ------   ------     ------     ------
Total Distributions...............................      (2.51)     (0.61)   (0.08)   (0.08)     (0.50)        --
                                                       ------     ------   ------   ------     ------     ------
NET ASSET VALUE, END OF PERIOD....................     $ 6.55     $ 9.86   $ 9.20   $ 8.62     $ 8.31     $ 8.29
                                                       ======     ======   ======   ======     ======     ======
TOTAL RETURN                                            (8.97)%    14.29%    7.62 %   4.71%      6.40%     28.53 %
Ratio of Expenses to Average Net Assets After
 Reimbursement**..................................       0.89 %*    0.89%    0.90 %   0.94%      0.95%      0.99 %
Ratio of Expenses to Average Net Assets After
 Broker Rebates**.................................        N/A        N/A      N/A      N/A        N/A       0.99 %
Ratio of Expenses to Average Net Assets Before
 Reimbursement and Rebates........................       0.89 %*    0.89%    0.90 %   0.89%(b)   0.91%(b)   0.98 %(b)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.......................................       0.15 %*    0.03%   (0.06)%   0.18%      0.67%     (0.03)%
Portfolio Turnover Rate...........................       33.5 %     70.8%    60.7 %   72.4%      65.3%      36.6 %
Net Assets, End of Period (in millions)...........     $458.7     $553.3   $535.1   $501.8     $634.6     $551.0

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                            CLASS E
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                                ---------------------------------------


                                                                          FOR THE PERIOD     FOR THE YEARS ENDED
                                                                              ENDED              DECEMBER 31,
                                                                          JUNE 30, 2008  ------------------------
                                                                           (UNAUDITED)     2007     2006    2005(C)
                                                                          -------------- ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................     $ 9.93     $ 9.25   $ 8.68   $ 7.97
                                                                              ------     ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.01       0.01     0.00 +   0.01
Net Realized/Unrealized Gain (Loss) on Investments.......................      (0.81)      1.28     0.67     0.79
                                                                              ------     ------   ------   ------
Total from Investment Operations.........................................      (0.80)      1.29     0.67     0.80
                                                                              ------     ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.30)     (0.00)+  (0.03)   (0.01)
Distributions from Net Realized Capital Gains............................      (2.23)     (0.61)   (0.07)   (0.08)
                                                                              ------     ------   ------   ------
Total Distributions......................................................      (2.53)     (0.61)   (0.10)   (0.09)
                                                                              ------     ------   ------   ------
NET ASSET VALUE, END OF PERIOD...........................................     $ 6.60     $ 9.93   $ 9.25   $ 8.68
                                                                              ======     ======   ======   ======
TOTAL RETURN                                                                   (8.93)%    14.48%    7.68%   10.01%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.79 %*    0.80%    0.80%    0.83%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        N/A        N/A     0.80%    0.80%(b)
Ratio of Net Investment Income to Average Net Assets.....................       0.25 %*    0.13%    0.03%    0.15%
Portfolio Turnover Rate..................................................       33.5 %     70.8%    60.7%    72.4%
Net Assets, End of Period (in millions)..................................     $  5.9     $  6.2   $  2.5   $  0.9

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period. .
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(c) Commencement of operations--05/02/2005

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Oppenheimer Capital Appreciation Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C is not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

I. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

J. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with OppenheimerFunds, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $2,329,298          0.65%   First $150 Million

                                 0.625%   $150 Million to $300 Million

                                  0.60%   $300 Million to $500 Million

                                  0.55%   $500 Million to $700 Million

                                 0.525%   $700 Million to $900 Million

                                  0.50%   Over $900 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2009. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.75%                 1.00%                 0.90%

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


If in any year in which the Management Agreement is still in effect, the estimated aggregate Portfolio Operating Expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

For the period July 1, 2005 through October 31, 2006, if the average monthly net assets of the Oppenheimer Capital Appreciation Portfolio were in excess of $1 billion, a discount to the total fees for the Portfolio for that month of 2.5% was applied. Such fee was accrued daily and paid monthly by the tenth business day following the end of the month in which such fee was accrued. If OppenheimerFunds, Inc. ("Oppenheimer") shall serve for less than the whole of any month, the foregoing compensation was prorated. For the purpose of determining fees payable to Oppenheimer, the value of the Portfolio's net assets was computed at the times and in the manner specified in the Trust's Registration Statement.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  12,539,417 83,270,859   4,692,968    (4,805,561)  83,158,266  95,697,683
 12/31/2007  54,548,581 17,988,738   3,930,900   (63,928,802) (42,009,164) 12,539,417

 Class B

 06/30/2008  56,112,903  2,905,557  19,531,624    (8,505,752)  13,931,429  70,044,332
 12/31/2007  58,165,344  8,283,520   3,698,554   (14,034,515)  (2,052,441) 56,112,903

 Class E

 06/30/2008     627,281    211,636     241,857      (183,537)     269,956     897,237
 12/31/2007     269,008    559,988      21,007      (222,722)     358,273     627,281

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $785,343,178        $--        $281,233,769

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Appreciation
           -------------- ------------ -------------- --------------

           $1,175,642,582 $81,535,606   $(75,920,513)   $5,615,093

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $82,881,980 $84,772,378  $114,883   $84,887,261

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

        Ordinary Income     Long-Term Capital Gain          Total
     ---------------------- ---------------------- -----------------------
        2007        2006       2007        2006       2007        2006
     ----------- ---------- ----------- ---------- ----------- -----------

     $10,500,629 $3,174,051 $59,930,535 $9,152,548 $70,431,164 $12,326,599

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $18,990,251  $147,185,884  $81,546,037         $--         $247,722,172

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio had returns of 4.96%, 4.80%, and 4.86% for Class A, B, and E Shares, respectively, versus 4.88% for its benchmark, the Lehman Brothers Global Real: U.S. TIPS Index/1/.

PORTFOLIO REVIEW

High quality bonds such as Treasuries and Treasury Inflation-Protected Securities (TIPS) outperformed most other fixed income sectors during the first half of 2008. An emphasis on short and intermediate maturity securities in the U.S. was positive for performance as the yield curve has steepened year-to-date. An emphasis on nominal duration versus real duration in Europe detracted from returns as nominal bonds underperformed inflation-linked bonds
(ILBs) in Europe. An underweight to U.S. total duration detracted from returns as both real and nominal yields fell over the period. Exposure to mortgages was negative for performance as mortgages have generally underperformed like-duration Treasuries year-to-date. Exposure to emerging market currencies was positive for performance as these currencies have generally appreciated relative to the dollar. Exposure to corporates was negative for the time period as corporate spreads have widened out.

MARKET ENVIRONMENT/CONDITIONS

Concern about the global financial system and inflation dominated the first half of 2008. Stress in the financial system arising from the subprime debacle and concern about higher inflation led to strong returns for TIPS during the first half of 2008. The Lehman Brothers U.S. TIPS Index gained 4.88 percent for the first six months of the year and TIPS were among the strongest performing fixed income asset classes. For the second quarter, TIPS gave back some of their gains as real yields rose fairly consistently across the maturity spectrum with intermediate yields rising the most. Despite the increase in yields, TIPS managed to end relatively flat for the period as strong inflation accruals off-set most of the loss attributable to yield change. Market inflation expectations, measured by the difference between nominal and real yields of similar maturity and also known as breakeven inflation, jumped for shorter maturities as markets priced in hawkish Federal Reserve (Fed) rhetoric amid surging commodities prices, particularly oil and gasoline. This move higher in breakeven inflation resulted in TIPS outpacing their nominal Treasury bond counterparts. The benchmark 10-year TIPS yielded 1.44 percent as of June 30, 35 basis points higher than at the end of the first quarter.

After easing by 225 basis points and taking a number of exceptional steps to unfreeze credit markets during 2008, the Federal Reserve left the federal funds rate unchanged at its meeting in June. The central bank paused to reassess a U.S. economy buffeted by conflicting pressures. On one side, banks and other financial institutions burdened with subprime-related losses remained in dire need of liquidity, and the credit crisis spread to U.S. regional banks. Home prices were still in freefall, consumer confidence plunged and unemployment was on the rise. On the other side, oil prices touched a record and other commodity prices surged as well, helping push CPI inflation above 4 percent. Perhaps more importantly, higher energy costs helped to raise some indicators of inflation expectations. A recent package of tax rebates had the potential to bolster U.S. growth but also add momentum to price increases.

CURRENT OUTLOOK/STRATEGY

Global growth will remain robust over the next 3-5 years, led by emerging economies, despite a cyclical downturn in the U.S. and other developed economies. Inflation will trend higher over a secular time frame as stronger global demand spills over into commodity prices and wages rise gradually in emerging economies. A weak financial sector with constrained liquidity is likely to deter the Federal Reserve from tightening in the near future.

Key strategies will include:

.. LIMIT REAL AND NOMINAL INTEREST RATE RISK - PIMCO will look to reduce exposure to both real and nominal duration in the U.S. and elsewhere in the world, especially on the longer end of nominal yield curves. Longer maturity nominal bonds are vulnerable to inflation risk and, in the case of the U.S., there is a need to finance higher expected fiscal deficits and attract investors already heavily exposed to Treasuries.

.. In the U.S., we will target total duration below the benchmark. With the U.S. real and nominal yield curves likely to remain steep, we will retain our focus on relatively short maturities, a strategy that offers the potential for gains as bonds "roll down", or mature along the steep real yield curve over time in addition to the ability to still effectively capture CPI accruals should inflation persist.

..  Outside the U.S., PIMCO will retain exposure to the front end of the U.K.
   nominal yield curve, though at reduced levels. The Bank of England faces the same constraints with respect to raising rates as does the Fed, which means that U.K. short rates are unlikely to rise as much as markets expect.

.. With respect to ILB markets outside the U.S., PIMCO will continue to underweight ILBs vs. comparable nominal bonds in the U.K. as ILBs have been driven rich relative to their fundamentals by asset-liability matching demand. Also, in Japan PIMCO plans to hold ILB exposure vs. comparable nominal bonds as reflationary government policy and broader Asia region growth should benefit ILBs over nominals.

.. OWN HIGH QUALITY ASSETS WITH ATTRACTIVE YIELDS - Debt reduction and balance sheet realignment, and the resulting dearth of liquidity, have contributed to a dramatic widening in risk premiums across a variety of fixed income assets. PIMCO will be discriminating as it pursues these opportunities. We believe that the best risk-adjusted returns will be found in the senior part of the economy's

--------
/1/ The Lehman Brothers Global Real: U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

 capital structure. These securities include top quality corporates, municipals, mortgages and other asset-backed bonds where valuations have cheapened less for reasons of credit weakness than because of system-wide liquidity constraints.

  For example, PIMCO will retain an overweight to mortgage-backed bonds, especially those arranged by the major mortgage agencies, to capture yield premiums well above historical averages. Municipal bonds trading at yields above Treasuries are another high quality opportunity.

.. LOOK FOR VALUE IN FINANCIALS - Realignment of the financial sector could create compelling opportunities for investors. Regulators may look to remove risks of institutional failure from the banking system. The cost of this regulatory reaction should be a lower return on capital that will likely tilt relative value in the direction of bondholders and away from stocks of financial companies. While PIMCO will retain an overall underweight to the corporate sector, we will continue to emphasize select, high grade corporates where the credit crisis has produced attractive valuations, including bonds of banking and finance companies. Some of these financial institutions may well be too big to fail, thus putting them under the "umbrella" of the Fed.

.. POSITION FOR RENEWED U.S. DOLLAR WEAKNESS - The U.S. dollar's decline is most likely not over, and the currencies that carry the brunt of the appreciation versus the dollar should change. The gainers will no longer be dominated by countries with floating currencies, such as the euro, pound and yen. PIMCO will take modest positions that benefit when these currencies lose value versus the U.S. dollar. We will emphasize currencies of emerging market countries (such as China and elsewhere in Asia) with relatively inflexible currency regimes that will be forced to let their currencies rise against the U.S. dollar to combat inflation.

MIHIR WORAH
Executive Vice President
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                Percent of
     Description                                                Net Assets
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (2.375%, due 04/15/11)    9.02%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (2.000%, due 01/15/14)    8.95%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (0.625%, due 04/15/13)    7.58%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (2.000%, due 07/15/14)    6.99%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (3.758%, due 04/15/29)    6.30%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (0.875%, due 04/15/10)    5.75%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (1.750%, due 01/15/28)    5.59%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (3.000%, due 07/15/12)    5.54%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (2.375%, due 01/15/25)    5.30%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (2.000%, due 04/15/12)    5.07%
     ---------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Asset-Backed Securities                                 4.4%
Corporate Bonds & Debt Securities                      12.5%
Collateralized Mortgage Obligations                     2.6%
Foreign Bonds & Debt Securities                         1.9%
Municipals                                              0.5%
U.S. Government & Agency Obligations                   78.1%




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND PORTFOLIO           FOR THE PERIOD ENDED 6/30/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


              PIMCO INFLATION PROTECTED BOND PORTFOLIO MANAGED BY
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC VS. LEHMAN BROTHERS GLOBAL REAL: U.S.
                              TIPS BOND INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                    PIMCO Inflation Protected       Lehman Brothers Global
                         Bond Portfolio            Real: U.S TIPS Bond Index/1/
                    -------------------------     ----------------------------

    05/01/2003              $10,000                         $10,000
    12/31/2003               10,547                          10,568
    12/31/2004               11,541                          11,460
    12/31/2005               11,711                          11,785
    12/31/2006               11,789                          11,833
    12/31/2007               13,095                          13,209
    06/30/2008               13,744                          13,853




    --------------------------------------------------------------
                                Average Annual Return/2/
                             (for the period ended 6/30/08)
    --------------------------------------------------------------
                                                         Since
                        6 Months 1 Year 3 Year 5 Year Inception/3/
    --------------------------------------------------------------
    PIMCO Inflation
    Protected Bond
    Portfolio--
--  Class A              4.96%   14.93% 5.31%  5.81%     6.35%
    Class B              4.80%   14.76% 5.04%  5.55%     6.09%
    Class E              4.86%   14.83%    --     --     8.07%
    --------------------------------------------------------------
    Lehman Brothers
    Global Real: U.S.
- - TIPS Bond Index/1/   4.88%   15.09% 5.58%  5.97%     6.52%
    --------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B and Class E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Lehman Brothers Global Real: U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A and Class B shares is 5/1/03. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 5/1/03.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
PIMCO INFLATION PROTECTED BOND PORTFOLIO     ------------- ------------- --------------


  Class A
  Actual                                       $1,000.00     $1,049.60       $2.65
  Hypothetical (5% return before expenses)      1,000.00      1,022.28        2.61
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $1,048.00       $3.92
  Hypothetical (5% return before expenses)      1,000.00      1,021.03        3.87
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $1,048.60       $3.41
  Hypothetical (5% return before expenses)      1,000.00      1,021.53        3.37
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.52%, 0.77%, and 0.67% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


---------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
---------------------------------------------------------------------------------

MUNICIPALS - 0.9%
Badger Tobacco Asset Securitization Corp. 6.375%,
  due 06/01/32.................................... $   1,000,000 $        983,430
Buckeye Tobacco Settlement Financing Authority
  5.875%, due 06/01/47............................     1,000,000          835,670
California County Tobacco Securitization
  Agency 5.625%, due 06/01/23.....................       145,000          144,797
Dallas Texas Area Rapid Transit 5.000%, due
  12/01/36 (AMBAC)................................     3,400,000        3,418,394
Golden State Tobacco Securitization Corp. 5.750%,
  due 06/01/47....................................       100,000           85,314
Los Angeles Department of Water & Power, Systems
  Subser A-2 5.000%, due 07/01/44 (AMBAC).........     3,800,000        3,774,844
New York City Municipal Water Finance
  Authority 4.750%, due 06/15/38..................       300,000          292,044
  5.000%, due 06/15/38............................       900,000          908,379
Tobacco Settlement Financing Corp. 6.000%, due
  06/01/23........................................       970,000          934,809
  7.467%, due 06/01/47............................     1,180,000        1,052,666
University of Arkansas, Various Facility
  Fayetteville Campus 5.000%, due 11/01/36 (AMBAC)     2,100,000        2,102,688
                                                                 ----------------
Total Municipals (Cost $15,029,655)                                    14,533,035
                                                                 ----------------
ASSET-BACKED SECURITIES - 12.2%
Ace Securities Corp. 2.533%, due 07/25/36-12/25/36       487,880          475,074
American Home Mortgage Investment Trust 2.633%,
  due 09/25/35....................................        15,626           15,576
Argent Securities, Inc. 2.533%, due 10/25/36......       537,733          519,417
Asset Backed Funding Certificates 2.833%, due
  06/25/34........................................       877,507          781,256
  2.543%, due 11/25/36............................        97,760           94,573
Asset Backed Securities Corp. Home Equity 2.533%,
  due 11/25/36-12/25/36...........................     1,912,263        1,807,143
Bank of America Credit Card Trust 3.671%, due
  12/16/13........................................    13,800,000       14,015,366
Banc of America Funding Corp. 4.625%, due 02/20/36     2,603,531        2,468,624
Banc of America Large Loan, Inc. 5.632%, due
  08/14/29 (144A)(a)..............................     6,267,788        6,034,313
Banc of America Mortgage Securities 6.500%, due
  09/25/33........................................       185,944          182,401
Bear Stearns ALT-A Trust 2.643%, due 02/25/34.....       568,148          409,097

------------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Bear Stearns ARM Trust 4.863%, due 01/25/35....... $   7,829,817 $      7,582,960
  4.125%, due 03/25/35............................     2,435,130        2,327,486
Bear Stearns Asset Backed Securities
  Trust 3.143%, due 10/25/32......................        51,010           44,898
  2.813%, due 01/25/36............................        64,637           62,269
  2.573%, due 04/25/36............................         5,412            5,400
  2.533%, due 11/25/36............................        96,579           89,939
  3.483%, due 10/25/37............................     5,359,429        4,430,135
Bear Stearns Commercial Mortgage Securities
  6.440%, due 06/16/30............................        44,049           44,047
Bear Stearns Mortgage Funding Trust 2.553%, due
  02/25/37........................................     3,950,526        3,504,830
Bear Stearns Structured Products, Inc. 5.674%,
  due 01/26/36....................................     1,398,704        1,163,999
  2.682%, due 01/26/37 (144A)(b)..................     4,964,773        4,921,331
Capital Auto Receivables Asset Trust 3.391%, due
  03/15/11........................................     1,200,000        1,204,568
  3.921%, due 10/15/12............................     7,100,000        7,168,246
Carrington Mortgage Loan Trust 2.803%, due
  10/25/35........................................       953,341          936,605
Chase Credit Card Master Trust 2.581%, due
  02/15/11........................................     1,200,000        1,198,313
Chase Issuance Trust 5.381%, due 09/15/11.........     1,300,000        1,297,488
  3.121%, due 11/15/11............................    14,700,000       14,738,762
Citigroup Commercial Mortgage Trust 2.541%, due
  08/15/21 (144A)(a)..............................        34,486           32,368
Citigroup Mortgage Loan Trust, Inc. 4.700%, due
  12/25/35........................................     3,409,954        3,308,165
  4.900%, due 12/25/35............................       168,212          160,104
  2.533%, due 11/25/36............................       103,078          100,565
Commercial Mortgage Pass Through
  Certificates 6.455%, due 05/15/32...............       119,087          118,918
Countrywide Alternative Loan Trust 2.763%, due
  12/25/35........................................        90,164           67,501
  2.562%, due 09/20/46............................       281,298          275,505
  2.662%, due 02/20/47............................     1,237,654          871,108
  2.663%, due 05/25/47............................       411,225          288,281
Countrywide Asset-Backed Certificates 2.533%, due
  01/25/37-05/25/47...............................     1,075,870        1,045,160
  2.563%, due 06/25/37............................     2,031,332        1,997,525
  2.513%, due 01/25/46............................       380,424          372,459
  2.543%, due 09/25/46............................       165,943          162,365
  2.593%, due 10/25/46............................       522,711          509,561

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


---------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Countrywide Home Loans 3.781%, due 11/19/33....... $     200,228 $        190,272
  2.773%, due 04/25/35............................     1,919,843        1,441,658
  2.823%, due 06/25/35 (144A)(a)..................       534,295          471,146
Credit Suisse First Boston Mortgage Securities
  Corp. 4.938%, due 12/15/40......................       619,603          620,553
Daimler Chrysler Auto Trust 3.378%, due 07/08/11..    18,600,000       18,682,087
  3.928%, due 09/10/12............................     1,000,000        1,010,491
Deutsche Alt-A Securities, Inc. Mortgage
  Loan Trust 2.583%, due 10/25/36.................       571,534          561,471
  5.869%, due 10/25/36............................     1,400,000        1,015,209
  5.886%, due 10/25/36............................     1,400,000        1,002,357
Equity One ABS, Inc. 2.783%, due 04/25/34.........       121,664          102,272
First Franklin Mortgage Loan Asset Backed
  Certificates 2.533%, due 11/25/36-12/25/36......     1,666,317        1,604,818
  2.523%, due 01/25/38............................     1,127,486        1,058,603
First Horizon Pass Trust Mortgage 4.733%, due
  06/25/34........................................       708,842          620,358
Ford Credit Auto Owner Trust 3.371%, due 01/15/11.    15,000,000       14,985,945
Fremont Home Loan Trust 2.653%, due 01/25/36......        12,297           12,282
  2.533%, due 10/25/36............................        89,174           83,842
  2.543%, due 01/25/37............................       428,904          405,526
GE Capital Commercial Mortgage Corp. 4.229%, due
  12/10/37........................................     4,515,416        4,476,841
Greenpoint Mortgage Funding Trust 2.703%, due
  06/25/45........................................       967,607          796,280
  2.753%, due 11/25/45............................       458,112          365,973
  2.563%, due 10/25/46............................       529,248          465,485
GS Mortgage Loan Trust 4.540%, due 09/25/35.......     1,795,665        1,741,689
GSAMP Trust 2.773%, due 03/25/34..................       148,764          146,697
  2.553%, due 10/25/36............................        29,993           24,794
  2.523%, due 10/25/46............................       128,102          125,171
  2.583%, due 01/25/47............................       774,767          758,191
Harborview Mortgage Loan Trust 2.703%, due
  05/19/35........................................       212,197          161,138
  2.573%, due 01/19/38............................       240,572          218,872
HSI Asset Securitization Corp. Trust 2.533%, due
  10/25/36........................................       171,973          166,450
Impac Secured Assets Corp. 2.563%, due 01/25/37...       214,665          201,086

------------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Indymac Index Mortgage Loan Trust 2.573%, due
  11/25/46........................................ $     689,517 $        642,921
Indymac Residential Asset Backed Trust 2.533%,
  due 11/25/36....................................       138,010          134,517
JPMorgan Mortgage Acquisition Corp. 2.533%, due
  07/25/36-08/25/36...............................       676,757          663,728
  2.523%, due 08/25/36............................        92,224           91,029
  2.553%, due 11/25/36............................       151,499          146,871
  2.543%, due 04/01/37............................     2,018,665        1,910,202
JPMorgan Mortgage Trust 5.005%, due 07/25/35......     1,250,723        1,192,128
Lehman XS Trust 2.563%, due 04/25/46-11/25/46.....     1,318,196        1,259,254
  2.553%, due 05/25/46............................       214,652          206,301
Long Beach Mortgage Loan Trust
  2.663%, due 08/25/35............................        86,326           84,293
  2.523%, due 11/25/36............................        86,192           85,020
Master Adjustable Rate Mortgages Trust 5.052%,
  due 12/25/33....................................       823,633          813,287
  3.788%, due 11/21/34............................       600,000          576,008
Master Asset Backed Securities Trust 2.543%, due
  10/25/36........................................         3,028            3,011
MBNA Credit Card Master Note Trust 2.571%, due
  12/15/11........................................       100,000           99,709
Mellon Residential Funding Corp.
  2.911%, due 12/15/30............................       191,454          177,893
  2.821%, due 11/15/31............................       915,162          825,690
Merrill Lynch Floating Trust 2.541%, due 06/15/22
  (144A)(a).......................................       252,380          236,435
Merrill Lynch Mortgage Investment, Inc. 4.430%,
  due 10/25/35....................................     4,896,724        4,640,630
Merrill Lynch Mortgage Investors Trust 2.553%,
  due 08/25/36-07/25/37...........................     1,574,830        1,517,272
  2.533%, due 05/25/37............................       347,137          336,886
  2.513%, due 06/25/37............................       137,183          135,761
Morgan Stanley ABS Capital I 2.513%, due 06/25/36.         5,945            5,931
  2.523%, due 07/25/36-10/25/36...................     1,469,148        1,436,798
  2.533%, due 09/25/36-11/25/36...................     2,270,625        2,225,100
Morgan Stanley IXIS Real Estate Capital Trust
  2.533%, due 11/25/36............................        82,227           79,837
Mystic Re, Ltd. 11.682%, due 12/05/08 (144A)(b)...       700,000          682,570
Nelnet Student Loan Trust 3.010%, due 07/25/16....        64,249           64,234
Nomura Asset Acceptance Corp.
  2.623%, due 01/25/36 (144A)(a)..................       104,253           97,777

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

---------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Option One Mortgage Loan Trust
  2.533%, due 07/25/36-01/25/37................... $   1,770,404 $      1,727,764
  2.523%, due 02/25/37............................        34,826           34,606
Park Place Securities, Inc. 2.743%, due 09/25/35..        30,826           29,231
Residential Accredit Loans, Inc.
  2.783%, due 08/25/35............................       360,082          279,399
  4.888%, due 09/25/45............................       383,925          315,101
Residential Asset Mortgage Products, Inc. 2.553%,
  due 11/25/36....................................        91,272           89,840
Residential Asset Securities Corp.
  2.523%, due 06/25/36............................        95,079           94,366
  2.553%, due 11/25/36............................       166,233          158,727
  5.390%, due 11/25/36............................       799,552          790,397
Securitized Asset Backed Receivables LLC Trust
  2.533%, due 09/25/36............................       117,222          114,854
Securitized Asset Sales, Inc. 6.754%, due 11/26/23         9,509            9,225
Sequoia Mortgage Trust 2.833%, due 10/19/26+......       347,840          329,045
SLM Student Loan Trust 2.900%, due 04/25/14+......     2,364,699        2,355,832
Small Business Administration 4.504%, due 02/01/14     1,470,682        1,414,341
Small Business Administration Participation
  Certificates 4.880%, due 11/01/24...............     3,851,082        3,762,441
  5.510%, due 11/01/27............................     7,553,131        7,614,667
  5.170%, due 01/01/28............................     6,400,000        6,331,013
Soundview Home Equity Loan Trust
  2.533%, due 10/25/36+...........................       309,388          300,928
  2.583%, due 10/25/36+...........................        84,713           82,940
  2.543%, due 11/25/36 (144A)+(a).................       276,843          265,207
  2.563%, due 01/25/37+...........................       691,749          675,926
Specialty Underwriting & Residential Finance
  Trust 2.513%, due 06/25/37+.....................        38,214           37,891
  2.528%, due 11/25/37+...........................        39,204           37,354
Structured Adjustable Rate Mortgage
  Loan Trust 4.580%, due 02/25/34.................       538,484          505,245
  4.928%, due 01/25/35+...........................       275,271          260,516
Structured Asset Investment Loan Trust 2.533%,
  due 07/25/36+...................................        68,622           66,621
Structured Asset Mortgage Investments,
  Inc. 2.813%, due 10/19/34+......................       209,950          174,012
  2.673%, due 06/25/36+...........................       270,606          201,045
  2.553%, due 08/25/36+...........................       385,121          375,052

------------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Structured Asset Securities Corp. 4.900%, due
  04/25/35+....................................... $   1,093,672 $        842,745
  5.359%, due 10/25/35 (144A)(a)..................       442,458          403,577
  2.533%, due 05/25/36............................        34,227           33,339
  2.533%, due 10/25/36+...........................       709,602          693,020
TBW Mortgage Backed Pass Through
  Certificates 2.583%, due 09/25/36+..............        56,080           55,297
  2.593%, due 01/25/37+...........................       657,235          645,750
  6.015%, due 07/25/37............................       600,000          480,637
Thornburg Mortgage Securities Trust 2.593%, due
  03/25/09+.......................................        79,765           80,014
  2.603%, due 08/25/11+...........................     1,933,686        1,811,224
Truman Capital Mortgage Loan Trust 2.823%, due
  01/25/34 (144A)+(a).............................        18,675           18,340
Wachovia Bank Commercial Mortgage Trust 2.807%,
  due 03/02/09+...................................       300,000          299,885
  2.798%, due 05/08/09+...........................       400,000          397,632
  2.551%, due 06/15/20 (144A)+(a).................     4,888,018        4,525,626
  2.561%, due 09/15/21 (144A)+(a).................     2,881,880        2,719,573
WaMu Mortgage Pass Through Certificates 4.728%,
  due 11/25/42+...................................        71,421           66,043
  2.773%, due 08/25/45............................        13,216           13,109
  2.773%, due 10/25/45+...........................     2,558,165        1,996,479
  2.743%, due 11/25/45+...........................       399,145          306,323
  4.528%, due 02/25/46+...........................       409,001          301,192
  4.780%, due 07/25/46+...........................     1,519,595        1,216,395
  5.028%, due 11/25/46+...........................       312,929          256,025
  4.338%, due 12/25/46+...........................       218,288          183,284
Wells Fargo Mortgage Backed Securities
  Trust 3.541%, due 09/25/34+.....................       483,939          460,872
                                                                 ----------------
Total Asset - Backed Securities (Cost
$214,477,171)                                                         206,962,318
                                                                 ----------------

DOMESTIC BONDS & DEBT SECURITIES - 21.1%
AIRLINES - 0.1%
Southwest Airlines Co. 5.125%, due 03/01/17.......     1,000,000          850,677
                                                                 ----------------
AUTOMOBILES - 0.2%
DaimlerChrysler NA Holding Corp. 3.138%, due
  03/13/09+.......................................     2,900,000        2,890,861
                                                                 ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

---------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
---------------------------------------------------------------------------------

CAPITAL MARKETS - 5.1%
Bear Stearns Cos., Inc. 2.836%, due 11/28/11+..... $   1,000,000 $        962,891
  7.250%, due 02/01/18............................     2,000,000        2,090,734
Goldman Sachs Group, Inc. 2.891%, due 12/22/08+...     3,800,000        3,710,343
  2.841%, due 12/23/08+...........................     6,200,000        6,179,162
  2.800%, due 11/16/09+...........................     7,000,000        6,903,183
  3.101%, due 06/28/10+...........................     4,400,000        4,279,884
  6.150%, due 04/01/18............................     2,100,000        2,041,005
  6.750%, due 10/01/37............................     6,400,000        5,872,019
Lehman Brothers Holdings, Inc. 2.533%, due
  11/24/08+.......................................       300,000          298,434
  2.851%, due 12/23/08+...........................     6,300,000        6,180,111
  6.200%, due 09/26/14............................       700,000          668,973
  7.000%, due 09/27/27............................       400,000          370,780
Merna Reinsurance, Ltd. 3.451%, due 07/07/10
  (144A)+(b)......................................     4,000,000        3,742,800
Merrill Lynch & Co., Inc. 2.960%, due 10/23/08+...     2,500,000        2,485,420
  2.831%, due 12/22/08+...........................     4,100,000        4,073,247
  4.966%, due 05/12/10+...........................     6,800,000        6,695,681
  6.400%, due 08/28/17............................     2,700,000        2,506,113
  6.875%, due 04/25/18............................     8,900,000        8,485,118
Morgan Stanley 2.521%, due 11/21/08+..............     1,100,000        1,095,176
  3.148%, due 01/22/09............................       300,000          297,127
  2.844%, due 02/09/09+...........................     2,100,000        2,080,840
  6.000%, due 04/28/15............................    16,600,000       15,891,678
                                                                 ----------------
                                                                       86,910,719
                                                                 ----------------
COMMERCIAL BANKS - 5.7%
Bank of Ireland 2.819%, due 12/19/08+.............    12,400,000       12,396,565
  2.863%, due 12/18/09+...........................     1,100,000        1,089,046
Barclays Bank Plc 5.450%, due 09/12/12............     7,300,000        7,391,666
  7.434%, due 09/29/49 (144A)(a)..................       700,000          657,665
Charter One Bank NA 2.957%, due 04/24/09+.........     8,000,000        7,978,480
Commonwealth Bank of Australia 2.488%, due
  06/08/09 (144A)+(a).............................       400,000          400,054
DNB North Bank ASA 2.780%, due 10/13/09 (144A)+(a)     1,200,000        1,200,797
Export-Import Bank of Korea 3.003%, due 10/04/11
  (144A)(a).......................................     1,600,000        1,605,690

---------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
---------------------------------------------------------------------------------

COMMERCIAL BANKS - CONTINUED
National Australia Bank, Ltd.
  3.208%, due 02/08/10 (144A)+(a)................. $  11,500,000 $     11,497,493
  5.350%, due 06/12/13 (144A)(a)..................     3,100,000        3,098,425
Rabobank Nederland 2.733%, due 01/15/09 (144A)+(a)       800,000          799,533
Royal Bank of Scotland Plc
  2.868%, due 07/21/08 (144A)+(a)(c)..............       400,000          399,874
  7.092%, due 10/29/49............................       500,000          681,337
Santander US Debt S.A. Unipersonal 2.861%, due
  09/19/08 (144A)+(a).............................       500,000          499,468
Skandinaviska Enskilda Banken AB 2.675%, due
  02/13/09+.......................................     6,600,000        6,596,146
UBS AG
  3.704%, due 05/05/10 (144A)(a)..................    11,500,000       11,460,981
  3.704%, due 05/05/10............................     1,200,000        1,169,384
  5.750%, due 04/25/18............................     6,000,000        5,735,820
Unicredit Luxembourg Finance S.A. 2.970%, due
  10/24/08 (144A)+(a).............................     1,700,000        1,698,949
Unicredito Italiano S.p.A. 3.071%, due 05/18/09+..    22,400,000       22,384,634
Wachovia Bank National Association 2.638%, due
  02/23/09+.......................................       300,000          298,849
  2.752%, due 12/02/10+...........................     2,300,000        2,187,539
                                                                 ----------------
                                                                      101,228,395
                                                                 ----------------
CONSUMER FINANCE - 1.3%
American Express Bank FSB S.A.
  5.500%, due 04/16/13 (144A)(a)..................     1,500,000        1,468,188
  6.000%, due 09/13/17............................     2,700,000        2,609,645
American Express Centurion Bank 2.557%, due
  07/13/10+.......................................     5,000,000        4,908,115
  6.000%, due 09/13/17............................     2,600,000        2,508,639
American Express Co. 7.000%, due 03/19/18.........     2,490,000        2,524,977
  8.150%, due 03/19/38............................       720,000          802,634
American Express Credit Corp. 2.519%, due
  03/02/09+.......................................     1,800,000        1,790,969
Ford Motor Credit Co. LLC 7.250%, due 10/25/11....     5,800,000        4,497,848
  7.800%, due 06/01/12............................       400,000          309,604
                                                                 ----------------
                                                                       21,420,619
                                                                 ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

---------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
---------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.8%
Atlas Reinsurance Plc 8.947%, due 01/10/10
  (144A)(b)(c).................................... $     400,000 $        637,375
Bank of America Corp. 2.904%, due 11/06/09+.......       900,000          891,936
  8.000%, due 12/29/49............................     1,700,000        1,595,263
C10 Capital SPV, Ltd. 6.722%, due 12/01/49
  (144A)(a).......................................       600,000          569,058
Citigroup Funding, Inc. 2.481%, due 04/23/09+.....     7,000,000        6,909,224
Citigroup, Inc. 2.848%, due 12/26/08+.............     1,300,000        1,294,961
  2.939%, due 01/30/09+...........................       900,000          891,840
  2.831%, due 12/28/09+...........................    10,000,000        9,757,670
  8.400%, due 10/30/49............................     5,000,000        4,759,300
General Electric Capital Corp. 2.907%, due
  10/24/08+.......................................       800,000          799,165
  2.826%, due 12/12/08+...........................       800,000          798,855
  2.937%, due 10/26/09+...........................     1,000,000          996,800
  2.908%, due 05/08/13+...........................     9,300,000        8,991,138
  3.558%, due 05/22/13+...........................    12,200,000       12,137,768
Green Valley, Ltd. 8.342%, due 01/10/11
  (144A)(b)(c)....................................       500,000          791,365
HSBC Finance Corp. 2.878%, due 10/21/09+..........     2,100,000        2,051,290
International Lease Finance Corp. 6.625%, due
  11/15/13........................................     1,100,000          989,417
JPMorgan Chase & Co. 2.532%, due 06/26/09 +.......       700,000          698,078
Longpoint Re, Ltd. 8.064%, due 05/08/10 (144A)+(b)     1,400,000        1,403,636
Phoenix Quake Wind, Ltd. 5.134%, due 07/03/08
  (144A)(b).......................................     1,500,000        1,500,000
Residential Reinsurance 2007, Ltd. 9.932%, due
  06/07/10 (144A)+(b).............................     1,600,000        1,605,716
Santander Perpetual S.A. Unipersonal 6.671%, due
  10/29/49 (144A)(a)..............................     3,000,000        2,903,112
Vita Capital III, Ltd. 3.818%, due 01/01/12
  (144A)+(b)......................................       800,000          769,227

------------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Vita Capital, Ltd. 3.598%, due 01/01/10 (144A)+(b) $     400,000 $        391,560
                                                                 ----------------
                                                                       64,133,754
                                                                 ----------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc. 2.884%, due 02/05/10+..................    12,300,000       12,249,373
Qwest Capital Funding, Inc. 7.000%, due 08/03/09..     2,000,000        2,005,000
                                                                 ----------------
                                                                       14,254,373
                                                                 ----------------
ELECTRIC UTILITIES - 0.2%
Exelon Corp. 4.900%, due 06/15/15.................     1,000,000          921,455
NiSource Finance Corp. 3.208%, due 11/23/09+......       800,000          777,967
Public Service Electric & Gas Co. 5.300%, due
  05/01/18........................................     1,000,000          988,398
                                                                 ----------------
                                                                        2,687,820
                                                                 ----------------
FOOD PRODUCTS - 0.1%
Kraft Foods, Inc. 6.125%, due 02/01/18............     1,600,000        1,558,101
                                                                 ----------------
HEALTH CARE PROVIDERS & SERVICES - 0.0%
UnitedHealth Group, Inc. 4.875%, due 02/15/13.....       200,000          193,725
                                                                 ----------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Constellation Energy Group, Inc. 4.550%, due
  06/15/15........................................       200,000          178,429
                                                                 ----------------
INSURANCE - 2.3%
Allstate Life Global Funding II 3.328%, due
  05/21/10+.......................................    11,800,000       11,728,273
  5.375%, due 04/30/13............................     4,600,000        4,586,780
American International Group, Inc. 8.175%, due
  05/15/58 (144A)(a)..............................     2,700,000        2,547,782
Berkshire Hathaway Finance Corp. 5.400%, due
  05/15/18 (144A)(a)..............................    19,500,000       19,526,325
Foundation Re II, Ltd. 9.445%, due 11/26/10
  (144A)+(b)......................................     1,000,000        1,007,792
                                                                 ----------------
                                                                       39,396,952
                                                                 ----------------
IT SERVICES - 0.1%
Western Union Co. (The) 5.930%, due 10/01/16......     2,000,000        1,964,694
                                                                 ----------------
MEDIA - 0.4%
EchoStar DBS Corp. 7.000%, due 10/01/13...........     6,200,000        5,936,500
                                                                 ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

----------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - 0.0%
Suncor Energy, Inc. 6.100%, due 06/01/18.......... $      700,000 $        703,415
                                                                  ----------------
PAPER & FOREST PRODUCTS - 0.2%
Weyerhaeuser Co. 3.802%, due 09/24/09+............      2,900,000        2,867,468
                                                                  ----------------
PHARMACEUTICALS - 0.5%
GlaxoSmithKline Plc 3.310%, due 05/13/10+.........      8,300,000        8,326,527
                                                                  ----------------
Total Domestic Bonds & Debt Securities (Cost
$360,971,035)                                                          355,503,029
                                                                  ----------------

FOREIGN BONDS & DEBT SECURITIES - 3.3%
CANADA - 0.1%
Government of Canada 3.000%, due 12/01/36(d)......        661,044          879,121
                                                                  ----------------
CAYMAN ISLANDS - 0.1%
Atlantic & Western, Ltd. 8.948%, due 01/09/09
  (144A)+(b)......................................      1,200,000        1,196,640
                                                                  ----------------
FRANCE - 0.8%
France Government Bond OAT 2.500%, due 07/25/13(c)        112,322          180,100
Government of France 3.000%, due 07/25/12(c)......      8,088,920       13,256,124
                                                                  ----------------
                                                                        13,436,224
                                                                  ----------------
JAPAN - 1.9%
Japanese Government CPI Linked Bond 0.800%, due
  12/10/15(e).....................................  2,653,670,000       24,771,343
  1.100%, due 12/10/16(e).........................    913,640,000        8,637,404
                                                                  ----------------
                                                                        33,408,747
                                                                  ----------------
UNITED KINGDOM - 0.4%
United Kingdom Gilt Inflation Linked 2.500%, due
  05/20/09(f).....................................      1,300,000        7,020,454
                                                                  ----------------
Total Foreign Bonds & Debt Securities (Cost
$50,948,191)                                                            55,941,186
                                                                  ----------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS - 143.8%
Federal Home Loan Mortgage Corp. 5.500%, due
  05/15/16-04/01/38...............................    112,286,763      110,938,219
  4.500%, due 05/15/17............................        378,558          379,089
  2.701%, due 02/15/19+...........................     18,534,195       18,171,208
  2.621%, due 07/15/19............................      5,753,672        5,640,942
  5.000%, due 02/15/20-06/01/23...................     29,668,866       29,464,939
  2.621%, due 10/15/20+...........................      5,812,468        5,698,215
  4.000%, due 03/15/23-10/15/23...................        483,963          484,597
  2.821%, due 12/15/30+...........................        358,096          353,842

------------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------

U. S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
  2.743%, due 08/25/31+........................... $     137,300 $        133,566
  6.000%, due 12/01/33............................       130,345          132,440
  4.540%, due 01/01/34+...........................       408,521          413,920
  4.994%, due 10/25/44............................     7,938,125        7,723,333
  4.994%, due 02/25/45+...........................     2,320,216        2,157,317
Federal National Mortgage Assoc. 5.500%, due
  05/01/34-02/01/38...............................   269,411,642      265,984,430
  2.633%, due 08/25/34+...........................       323,266          315,036
  4.205%, due 11/01/34+...........................     4,206,215        4,257,991
  4.659%, due 01/01/35+...........................       477,782          483,485
  4.666%, due 05/25/35+...........................     2,610,362        2,658,375
  6.000%, due 02/01/36-05/01/38...................   133,077,131      134,427,214
  5.000%, due 06/01/36............................     8,215,003        7,892,981
  2.543%, due 12/25/36+...........................       486,926          469,925
  2.683%, due 10/27/37+...........................     6,400,000        6,122,720
  2.833%, due 05/25/42+...........................       233,618          227,693
  5.950%, due 02/25/44............................       701,338          711,988
  4.994%, due 03/01/44-07/01/44...................     4,468,586        4,467,343
  4.994%, due 09/01/44+...........................       150,585          150,728
  6.000%, due TBA(g)..............................       700,000          706,234
Government National Mortgage Assoc.
  5.500%, due 07/15/33-04/15/37...................       896,460          893,498
  6.000%, due 08/15/36-07/15/37...................       856,600          871,042
U.S. Treasury Inflation Index Bond
  2.375%, due 04/15/11-01/15/27...................   319,515,607      338,670,219
  2.000%, due 04/15/12-01/15/26...................   155,865,108      159,740,964
  0.625%, due 04/15/13............................   128,417,208      128,056,099
  2.625%, due 07/15/17............................    61,118,628       67,526,549
  1.625%, due 01/15/18............................    32,709,011       33,237,981
  1.750%, due 01/15/28............................    99,262,046       94,469,575
  3.625%, due 04/15/28............................    60,944,400       76,071,044
  3.875%, due 04/15/29............................    81,985,885      106,562,466
  3.375%, due 04/15/32............................     2,070,311        2,605,842
U.S. Treasury Inflation Index Note 3.500%, due
  01/15/11........................................    55,502,649       60,437,223
  3.375%, due 01/15/12............................     3,772,886        4,166,092
  3.000%, due 07/15/12............................    85,216,837       93,612,059
  1.875%, due 07/15/13-07/15/15...................    41,895,551       44,184,735
  2.000%, due 01/15/14-01/15/16...................   303,053,555      321,568,073
  4.250%, due 01/15/10............................    32,433,120       34,794,673
  0.875%, due 04/15/10............................    95,594,012       97,274,459
  1.625%, due 01/15/15............................    18,792,528       19,413,565
U.S. Treasury Note 2.500%, due 03/31/13...........   142,000,000      137,041,218
                                                                 ----------------
Total U.S. Government & Agency
Obligations (Cost $2,397,387,170)                                   2,431,765,146
                                                                 ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------
                                                    SHARES/PAR        VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------

LOAN PARTICIPATION - 0.7%
Chrysler Finco 5.000%, due 08/03/14 (144A)(a)..... $   6,552,987 $      5,417,682
Ford Motor Corp. 8.000%, due 12/15/13 (144A)(a)...       982,851          797,092
HCA, Inc. 1.000%, due 11/14/13 (144A)(a)..........     6,221,250        5,850,980
                                                                 ----------------
Total Loan Participation (Cost $13,378,209)                            12,065,754
                                                                 ----------------

PREFERRED STOCKS - 0.1%
COMMERCIAL BANKS - 0.0%
Wachovia Corp. 7.500%.............................           900          796,865
                                                                 ----------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Bank of America Corp. 7.250%......................         1,000          885,000
                                                                 ----------------
Total Preferred Stocks (Cost $1,900,000)                                1,681,865
                                                                 ----------------
PURCHASED OPTIONS - 0.1%
Eurodollar Calls, Expire 07/08/10.................     5,600,000          929,054
Eurodollar Puts, Expire 07/08/10..................     5,600,000          209,920
Option on TIPS Puts, Expire 07/25/08..............    80,600,000           25,792
Option on TIPS Puts, Expire 07/25/08..............    53,800,000            2,152
OTC Japanese Yen Calls, Expire 12/01/08...........     3,000,000           21,105
U.S. Treasury Bonds 30 Year Future Calls, Expire
  08/22/08........................................     1,007,000           15,734
U.S. Treasury Notes 10 Year Future Calls, Expire
  08/22/08........................................     1,252,000           19,561
U.S. Treasury Notes 10 Year Future Puts, Expire
  08/22/08........................................       705,000           11,016
U.S. Treasury Notes 5 Year Future Calls, Expire
  08/22/08........................................     1,650,000           12,891
                                                                 ----------------
Total Purchased Options (Cost $883,182)                                 1,247,225
                                                                 ----------------

SHORT-TERM INVESTMENTS - 21.7%
COMMERCIAL PAPER - 21.3%
Abbey National North America LLC 2.409%, due
  07/02/08+....................................... $   1,300,000        1,300,003
Bank of America Corp. 2.730%, due 09/22/08........    11,400,000       11,328,246
BNP Paribas 2.741%, due 09/18/08..................    31,200,000       31,012,333
Danske Corp. 2.760%, due 09/16/08 (144A)(a).......    61,200,000       60,838,716
Dexia Credit Local 2.433%, due 09/29/08+..........     4,800,000        4,799,538
DNB North Bank ASA 2.750%, due 09/05/08 (144A)(a).    18,300,000       18,207,737

------------------------------------------------------------------------------------
                                                       PAR            VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------

COMMERCIAL PAPER - CONTINUED
Fortis Bank 4.780%, due 09/30/08.................. $   4,800,000 $      4,800,058
Intesa Funding LLC 1.000%, due 09/26/08...........    32,800,000       32,578,053
Nordea Bank Finland Plc 2.422%, due 12/01/08+          5,500,000        5,499,382
  5.298%, due 04/09/09............................     7,000,000        6,999,090
Rabobank USA Financial Co. 2.240%, due 07/01/08...    19,700,000       19,700,000
Royal Bank of Scotland Plc 2.770%, due 09/17/08...    61,300,000       60,932,098
Societe Generale North America
  2.900%, due 09/18/08............................    42,700,000       42,428,262
Unicredito Italiano S.p.A.
  3.080%, due 09/16/08 (144A)(a)..................    21,200,000       21,060,339
Westpac Banking Corp.
  2.710%, due 08/06/08 (144A)(a)..................    38,400,000       38,295,936
                                                                 ----------------
                                                                      359,779,791
                                                                 ----------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 0.4%
U.S. Treasury Bill 1.775%, due 08/28/08(h)(i).....       500,000          498,570
  1.855%, due 08/28/08(h)(i)......................     3,750,000        3,738,793
  1.890%, due 09/11/08(h)(i)......................       500,000          498,115
  1.840%, due 09/25/08(h)(i)......................     3,250,000        3,235,714
                                                                 ----------------
                                                                        7,971,192
                                                                 ----------------
Total Short-Term Investments (Cost $367,750,983)                      367,750,983
                                                                 ----------------

TOTAL INVESTMENTS - 203.9% (Cost $3,422,725,596)                    3,447,450,541
                                                                 ----------------

Other Assets and Liabilities (net) - (103.9)%                      (1,757,053,520)
                                                                 ----------------

TOTAL NET ASSETS - 100.0%                                        $  1,690,397,021
                                                                 ================

PORTFOLIO FOOTNOTES:

+ Variable or floating rate security. The stated rate represents the rate at
  June 30, 2008.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $225,606,238 of net assets.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $18,650,012 of net assets.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

(c) Par shown in Euro Currency. Value is shown in USD.
(d) Par shown in Canadian Dollar. Value is shown in USD.
(e) Par shown in Japanese Yen. Value is shown in USD.
(f) Par shown in Pound Sterling. Value is shown in USD.
(g) This security is traded on a "to-be-announced" basis.
(h) Zero coupon bond - Interest rate represents current yield to maturity.
(i) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $7,971,192.
AMBAC - Ambac Indemnity Corporation
TIPS - Treasury Inflation Protected Securities
THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1-- quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $2,171,514,262   $  (868,154)
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   1,275,936,279    11,487,133
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0        50,115
  ----------------------------------------------------------------------------
  TOTAL                                         $3,447,450,541   $10,669,094

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN OTHER FINANCIAL
                                                          SECURITIES    INSTRUMENTS*
------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007                             $0           $     0
------------------------------------------------------------------------------------
  Accrued discounts/premiums                                 0                 0
------------------------------------------------------------------------------------
  Realized Gain (Loss)                                       0                 0
------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)           0            50,115
------------------------------------------------------------------------------------
  Net Purchases (Sales)                                      0                 0
------------------------------------------------------------------------------------
  Transfers In (Out) of Level 3                              0                 0
------------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2008                                 $0           $50,115

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

                                                STRIKE   NUMBER OF
WRITTEN CALL OPTIONS                 EXPIRATION PRICE    CONTRACTS      VALUE
------------------------------------ ---------- ------- -----------  -----------

OTC ECAL Swaption                    08/07/2008 $  5.67  (4,800,000) $  (508,122)

OTC ECAL Swaption                    08/07/2008    5.67  (3,400,000)    (359,920)

OTC ECAL Swaption                    08/07/2008    5.67  (2,700,000)    (285,818)

OTC ECAL Swaption                    09/20/2010    5.37 (13,000,000)    (607,034)

OTC ECAL Swaption                    09/20/2010    5.37 (14,000,000)    (653,729)

U.S. Treasury Bond Futures           08/22/2008  120.00    (119,000)     (39,047)

U.S. Treasury Bond Futures           08/22/2008  117.00    (187,000)    (189,922)

U.S. Treasury Note 10 Year Futures   08/22/2008  116.00    (498,000)    (272,344)

U.S. Treasury Note 10 Year Futures   08/22/2008  117.00    (372,000)    (127,875)

U.S. Treasury Bond 30 Year Futures   08/22/2008  119.00    (126,000)     (61,031)
                                                                     -----------
(Written Option Premium $2,566,925)                                  $(3,104,842)
                                                                     ===========

                                                  STRIKE   NUMBER OF
WRITTEN PUT OPTIONS                    EXPIRATION PRICE    CONTRACTS      VALUE
-------------------------------------- ---------- ------- -----------  -----------

OTC EPUT U.S. Dollar Vs. Japanese Yen  12/01/2008 $100.00  (3,000,000) $   (41,949)

OTC EPUT U.S. Dollar Vs. Japanese Yen  03/05/2009   95.00  (7,190,000)     (96,123)

OTC EPUT U.S. Dollar Vs. Japanese Yen  03/05/2009   95.00  (7,190,000)     (96,123)

OTC EPUT Swaption                      08/07/2008    5.67  (4,800,000)      (1,876)

OTC EPUT Swaption                      08/07/2008    5.67  (3,400,000)      (1,329)

OTC EPUT Swaption                      08/07/2008    5.67  (2,700,000)      (1,055)

OTC EPUT Swaption                      09/20/2010    5.37 (13,000,000)    (372,795)

OTC EPUT Swaption                      09/20/2010    5.37 (14,000,000)    (401,471)

U.S. Treasury Bonds Futures            08/22/2008  109.00     (61,000)      (7,625)

U.S. Treasury Notes 10 Year Futures    08/22/2008  112.00    (122,000)     (68,625)

U.S. Treasury Notes 10 Year Futures    08/22/2008  111.00    (249,000)     (85,594)

U.S. Treasury Notes 10 Year Futures    08/22/2008  113.00    (372,000)    (331,313)
                                                                       -----------
(Written Option Premium $2,517,128)                                    $(1,505,878)
                                                                       ===========

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


SECURITY SOLD SHORT                  INTEREST RATE MATURITY   PROCEEDS       VALUE
------------------------------------ ------------- -------- ------------- ------------

Federal Home Loan Mortgage Corp.         5.000%         TBA $  24,632,813 $ 24,691,400

Federal Home Loan Mortgage Corp.         5.500%         TBA    67,163,281   66,990,608

Federal Home Loan Mortgage Corp.         6.000%         TBA     9,978,891   10,000,544

Federal National Mortgage Assoc.         5.000%         TBA     8,420,500    8,435,627

Federal National Mortgage Assoc.         5.500%         TBA   139,958,527  138,896,543

Federal National Mortgage Assoc.         6.000%         TBA       814,000      820,125

Federal National Mortgage Assoc.         6.000%         TBA    53,947,523   54,178,252

Government National Mortgage Assoc.      5.500%         TBA       986,680      995,156

Government National Mortgage Assoc.      6.000%         TBA     1,203,750    1,218,187

Government National Mortgage Assoc.      6.500%         TBA       613,969   619,781.00

U.S. Treasury Bond                       4.375%    02/15/38    40,539,409   41,925,043

U.S. Treasury Bond                       4.750%    02/15/37  4,411,871.00    4,545,064

U.S. Treasury Bond                       5.000%    05/15/37    35,738,592   37,087,535

U.S. Treasury Note                       2.500%    07/15/16    28,738,949   29,130,315

U.S. Treasury Note                       2.500%    03/31/13   147,887,010  150,455,816

U.S. Treasury Note                       3.125%    04/30/13     1,071,868    1,091,149

U.S. Treasury Note                       3.500%    02/15/18    33,708,898   33,990,052

U.S. Treasury Note                       3.625%    12/31/12     7,522,245    7,494,737

U.S. Treasury Note                       4.000%    02/15/15    14,796,476   15,114,599

U.S. Treasury Note                       4.125%    08/31/12     7,468,724    7,558,354

U.S. Treasury Note                       4.250%    11/15/13    15,269,818   15,258,153

U.S. Treasury Note                       4.250%    08/15/14    13,807,225   14,004,059

U.S. Treasury Note                       4.250%    11/15/17     5,406,386    5,482,696

U.S. Treasury Note                       4.750%    08/15/17    10,958,738   11,126,724
                                                            ------------- ------------
                                                            $ 675,046,143 $681,110,519
                                                            ============= ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Portfolio at June 30, 2008, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                       PERCENT OF
              PORTFOLIO COMPOSITION BY CREDIT QUALITY  PORTFOLIO
              ---------------------------------------------------
                              AAA                         87.01%
                              AA                           6.58
                              A                            4.27
                              BBB                          0.45
                              BB                           0.39
                              B                            0.22
                              CCC                          0.04
                              Other                        1.04
                                                         ------
                              Total:                     100.00%
                                                         ======

                                                                                   ACQUISITION
                                                                                    COST AS A                VALUE AS A
ILLIQUID AND                                              ACQUISITION ACQUISITION PERCENTAGE OF             PERCENTAGE OF
RESTRICTED SECURITIES                                        DATES       COST      NET ASSETS      VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Atlantic & Western, Ltd. 10.979%, due 01/09/09             12/16/05   $ 1,200,000     0.07%     $ 1,196,640     0.07%
Atlas Reinsurance Plc 8.731%, due 01/10/10                 12/15/06       523,780     0.03          637,375     0.04
Bear Stearns & Co., Inc. 2.806%, due 01/25/37              08/27/07     4,931,028     0.29        4,921,331     0.29
Green Valley, Ltd. 8.376%, due 01/10/11                    12/11/07       735,100     0.04          791,365     0.05
Foundation Re II, Ltd. 9.820%, due 11/26/10                11/10/06     1,000,000     0.06        1,007,792     0.06
Longpoint Re, Ltd. 8.050%, due 05/08/10                    04/27/07     1,400,000     0.08        1,403,636     0.08
Merna Reinsurance, Ltd. 3.346%, due 07/07/10               09/21/07     3,970,372     0.23        3,742,800     0.22
Mystic Re, Ltd. 12.090%, due 12/05/08                      11/20/06       700,000     0.04          682,570     0.04
Phoenix Quake Wind, Ltd. 7.153%, due 07/03/08              06/18/03     1,500,000     0.09        1,500,000     0.09
Residential Reinsurance 2007, Ltd. 10.326%, due 06/07/10   05/16/07     1,600,000     0.09        1,605,716     0.09
Vita Capital III, Ltd. 5.823%, due 01/01/12                12/12/06       800,000     0.05          769,227     0.05
Vita Capital, Ltd. 5.603%, due 01/01/10                    04/18/07       399,582     0.02          391,560     0.02
                                                                      -----------     ----      -----------     ----
                                                                      $18,759,862     1.09%     $18,650,012     1.10%
                                                                      ===========     ====      ===========     ====

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

PIMCO INFLATION PROTECTED BOND PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                                $3,447,450,541
   Cash                                                                               26,240,438
   Cash denominated in foreign currencies**                                            5,426,688
   Receivable for investments sold                                                   753,741,085
   Receivable for Trust shares sold                                                    3,487,167
   Dividends receivable                                                                   18,126
   Interest receivable                                                                13,334,001
   Net variation margin on financial futures contracts (Note 7)                          485,765
   Unrealized appreciation on swap contracts (Note 10)                             1,197,677,984
   Unrealized appreciation on forward currency contracts (Note 8)                     13,104,787
                                                                                  --------------
      Total assets                                                                 5,460,966,582
                                                                                  --------------
LIABILITIES
   Payables for:
      Investments purchased                                                        1,862,360,141
      Trust shares redeemed                                                            1,765,483
      Securities sold short, at value(a) (Note 2)                                    681,110,519
      Unrealized depreciation on swap contracts(b) (Note 10)                       1,206,086,131
      Unrealized depreciation on forward currency contracts (Note 8)                   8,239,512
      Outstanding written options(c)                                                   4,610,720
      Distribution and services fees - Class B                                           115,340
      Distribution and services fees - Class E                                             5,075
      Interest payable short position                                                  3,831,013
      Interest payable swap position                                                   1,571,001
      Management fee (Note 3)                                                            659,573
      Administration fee                                                                   8,223
      Custodian and accounting fees                                                      108,012
   Accrued expenses                                                                       98,818
                                                                                  --------------
      Total liabilities                                                            3,770,569,561
                                                                                  --------------
NET ASSETS                                                                        $1,690,397,021
                                                                                  ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                                $1,622,587,317
   Accumulated net realized gain                                                      20,223,173
   Unrealized appreciation on investments, futures contracts, options
      contracts, short sales, swap contracts and foreign currency                     23,008,553
   Undistributed net investment income                                                24,577,978
                                                                                  --------------
      Total                                                                       $1,690,397,021
                                                                                  ==============
NET ASSETS
   Class A                                                                        $1,069,571,108
                                                                                  ==============
   Class B                                                                           578,055,704
                                                                                  ==============
   Class E                                                                            42,770,209
                                                                                  ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                            96,783,184
                                                                                  ==============
   Class B                                                                            52,418,139
                                                                                  ==============
   Class E                                                                             3,880,330
                                                                                  ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                        $        11.05
                                                                                  ==============
   Class B                                                                                 11.03
                                                                                  ==============
   Class E                                                                                 11.02
                                                                                  ==============

------------------------------------------------------------------------------------------------
*  Investments at cost                                                            $3,422,725,596
** Cost of cash denominated in foreign currencies                                      5,400,610
(a)Proceeds of short sales                                                           675,046,143
(b)Cost of Swaps                                                                       2,178,798
(c)Cost of written options                                                             5,084,053

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

PIMCO INFLATION PROTECTED BOND PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $     47,326
   Interest (2)                                                             33,385,704
                                                                          ------------
       Total investment income                                              33,433,030
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   3,662,386
   Administration fees                                                          46,447
   Custodian and accounting fees                                                57,676
   Distribution and services fees - Class B                                    643,200
   Distribution and services fees - Class E                                     21,904
   Audit                                                                        20,759
   Legal                                                                        11,201
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        72,785
   Insurance                                                                     6,687
   Other                                                                         7,307
                                                                          ------------
       Total expenses                                                        4,558,309
                                                                          ------------
   Net investment income                                                    28,874,721
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS, OPTIONS CONTRACTS, SHORT SALES, SWAPS CONTRACTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                          42,165,737
       Futures contracts                                                      (564,906)
       Options contracts                                                     3,161,154
       Swap contracts                                                        1,878,401
       Foreign currency                                                        448,349
                                                                          ------------
   Net realized gain on investments, futures contracts, options
       contracts, swaps contracts and foreign currency                      47,088,735
                                                                          ------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                           1,194,464
       Futures contracts                                                    (7,082,409)
       Options contracts                                                     1,685,727
       Short sales                                                          (3,579,768)
       Swap contracts                                                       (6,592,369)
       Foreign currency                                                      1,393,280
                                                                          ------------
   Net change in unrealized depreciation on investments, futures contracts, options contracts, short sales, swap contracts and
       foreign currency                                                    (12,981,075)
                                                                          ------------
   Net realized and change in unrealized gain on investments, futures contracts, options contracts, short sales, swap contracts and
       foreign currency                                                     34,107,660
                                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 62,982,381
                                                                          ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

PIMCO INFLATION PROTECTED BOND PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   28,874,721  $   57,809,617
   Net realized gain on investments, futures contracts, options
       contracts, swap contracts and foreign currency                        47,088,735      10,194,730
   Net change in unrealized appreciation (depreciation) on
       investments, futures contracts, options contracts, short
       sales, swap contracts and foreign currency                           (12,981,075)     69,518,918
                                                                         --------------  --------------
   Net increase in net assets resulting from operations                      62,982,381     137,523,265
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (35,085,881)    (24,298,686)
     Class B                                                                (19,856,826)     (7,902,994)
     Class E                                                                 (1,391,966)        (91,624)
   From net realized gains
     Class A                                                                 (1,852,515)             --
     Class B                                                                 (1,097,413)             --
     Class E                                                                    (73,870)             --
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                  (59,358,471)    (32,293,304)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                266,279,776     497,730,817
     Class B                                                                241,561,890      98,220,211
     Class E                                                                 40,881,634       7,806,017
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 36,938,396      24,298,686
     Class B                                                                 20,954,239       7,902,994
     Class E                                                                  1,465,836          91,624
   Cost of shares repurchased
     Class A                                                                (96,864,696)   (622,705,784)
     Class B                                                                (84,770,062)   (103,639,308)
     Class E                                                                 (5,980,585)     (4,398,696)
                                                                         --------------  --------------
   Net increase (decrease) in net assets from capital share
       transactions                                                         420,466,428     (94,693,439)
                                                                         --------------  --------------
TOTAL INCREASE IN NET ASSETS                                                424,090,338      10,536,522
   Net assets at beginning of period                                      1,266,306,683   1,255,770,161
                                                                         --------------  --------------
   Net assets at end of period                                           $1,690,397,021  $1,266,306,683
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   24,577,978  $   52,037,930
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                             CLASS A
PIMCO INFLATION PROTECTED BOND PORTFOLIO                          -----------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008   -------------------------------------------
                                                                   (UNAUDITED)       2007     2006     2005     2004   2003(B)
                                                                  --------------  ------     ------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $  10.98     $10.08     $10.78  $ 10.64  $ 10.29  $10.00
                                                                     --------     ------     ------  -------  -------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................        0.22       0.49       0.43     0.31     0.16    0.07
Net Realized/Unrealized Gain (Loss) on Investments...............        0.30       0.65      (0.40)   (0.15)    0.81    0.47
                                                                     --------     ------     ------  -------  -------  ------
Total from Investment Operations.................................        0.52       1.14       0.03     0.16     0.97    0.54
                                                                     --------     ------     ------  -------  -------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................       (0.43)     (0.24)     (0.43)      --    (0.11)  (0.04)
Distributions from Net Realized Capital Gains....................       (0.02)        --      (0.30)   (0.02)   (0.51)  (0.21)
                                                                     --------     ------     ------  -------  -------  ------
Total Distributions..............................................       (0.45)     (0.24)     (0.73)   (0.02)   (0.62)  (0.25)
                                                                     --------     ------     ------  -------  -------  ------
NET ASSET VALUE, END OF PERIOD...................................    $  11.05     $10.98     $10.08  $ 10.78  $ 10.64  $10.29
                                                                     ========     ======     ======  =======  =======  ======
TOTAL RETURN                                                             4.96%     11.08%      0.65%    1.48%    9.41%   5.47%
Ratio of Expenses to Average Net Assets After Reimbursement......        0.52%*     0.55%      0.58%    0.55%    0.62%   0.70%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................        0.52%*     0.55%      0.58%     N/A      N/A    0.74%*
Ratio of Net Investment Income to Average Net Assets.............        3.96%*     4.78%      4.21%    2.85%    1.39%   0.72%*
Portfolio Turnover Rate..........................................       484.9%(c)  885.7%(c)  851.3%  1228.7%  1173.9%  935.0%
Net Assets, End of Period (in millions)..........................    $1,069.6     $857.5     $885.5  $ 585.8  $ 331.3  $  1.1

                                                                                            CLASS B
                                                                  ----------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008  -------------------------------------------
                                                                   (UNAUDITED)      2007     2006     2005     2004   2003(B)
                                                                  -------------- ------     ------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $10.96      $10.06     $10.76  $ 10.63  $ 10.29  $10.00
                                                                     -------     ------     ------  -------  -------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................       0.20       0.46       0.40     0.27     0.08    0.07
Net Realized/Unrealized Gain (Loss) on Investments...............       0.30       0.66      (0.41)   (0.12)    0.84    0.46
                                                                     -------     ------     ------  -------  -------  ------
Total from Investment Operations.................................       0.50       1.12      (0.01)    0.15     0.92    0.53
                                                                     -------     ------     ------  -------  -------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................      (0.41)     (0.22)     (0.39)      --    (0.07)  (0.03)
Distributions from Net Realized Capital Gains....................      (0.02)        --      (0.30)   (0.02)   (0.51)  (0.21)
                                                                     -------     ------     ------  -------  -------  ------
Total Distributions..............................................      (0.43)     (0.22)     (0.69)   (0.02)   (0.58)  (0.24)
                                                                     -------     ------     ------  -------  -------  ------
NET ASSET VALUE, END OF PERIOD...................................    $ 11.03     $10.96     $10.06  $ 10.76  $ 10.63  $10.29
                                                                     =======     ======     ======  =======  =======  ======
TOTAL RETURN                                                            4.80%     10.80%      0.39%    1.39%    8.99%   5.35%
Ratio of Expenses to Average Net Assets After Reimbursement......       0.77%*     0.80%      0.82%    0.80%    0.81%   0.84%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................       0.77%*     0.80%      0.82%     N/A      N/A    0.84%*
Ratio of Net Investment Income to Average Net Assets.............       3.69%*     4.52%      3.93%    2.52%    0.73%   0.64%*
Portfolio Turnover Rate..........................................      484.9%(c)  885.7%(c)  851.3%  1228.7%  1173.9%  935.0%
Net Assets, End of Period (in millions)..........................    $ 578.1     $401.6     $367.0  $ 385.4  $ 502.3  $366.2

*  Annualized
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2003.
(c) Excludes of TBA securities.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                       CLASS E
PIMCO INFLATION PROTECTED BOND PORTFOLIO                                  --------------------------------
                                                                          FOR THE PERIOD FOR THE YEARS ENDED
                                                                              ENDED         DECEMBER 31,
                                                                          JUNE 30, 2008  -----------------
                                                                           (UNAUDITED)      2007    2006(B)
                                                                          -------------- ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................     $10.96     $10.06     $ 9.92
                                                                              ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.21       0.48       0.29
Net Realized/Unrealized (Loss) on Investments............................       0.29       0.65      (0.15)
                                                                              ------     ------     ------
Total from Investment Operations.........................................       0.50       1.13       0.14
                                                                              ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.42)     (0.23)        --
Distributions from Net Realized Capital Gains............................      (0.02)        --         --
                                                                              ------     ------     ------
Total Distributions......................................................      (0.44)     (0.23)        --
                                                                              ------     ------     ------
NET ASSET VALUE, END OF PERIOD...........................................     $11.02     $10.96     $10.06
                                                                              ======     ======     ======
TOTAL RETURN                                                                    4.86%     10.93%      1.41%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.67%*     0.71%      0.75%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.67%*     0.71%      0.75%*
Ratio of Net Investment Income to Average Net Assets.....................       3.71%*     4.63%      4.23%*
Portfolio Turnover Rate..................................................      484.9%(c)  885.7%(c)  851.3%
Net Assets, End of Period (in millions)..................................     $ 42.8     $  7.3     $  3.3

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes TBA securities.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is PIMCO Inflation Protected Bond Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C is not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements and options thereon are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Short positions traded in the OTC market are valued at the last available asked price.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

G. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


H. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

J. SHORT SALES - The Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

K. SWAP AGREEMENTS - The Portfolio may enter into swap contracts. Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

or other liquid assets, to avoid any potential leveraging of the Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the investment adviser believes such obligations do not constitute "senior securities" under the 1940 Act and accordingly, the investment adviser will not treat them as being subject to the Portfolio's borrowing restrictions. The Portfolio may enter into OTC swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Among the strategic transactions into which the Portfolio may enter are interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the funds' exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

In addition, the Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio, as the protection seller, is recorded as a liability on the books. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding sentence. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. Swap agreements are marked daily by prices that are retrieved from independent pricing platforms (e.g. Bloomberg) or from brokers. Fair values will be provided if independent prices are unavailable. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

L. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

M. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

N. CREDIT AND MARKET RISK - The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Though the Portfolio has not been adversely impacted, continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Portfolio. At June 30, 2008, the Portfolio held securities of issuers that hold mortgage and asset backed securities and direct investments in mortgage and asset backed securities with an aggregate value of $819,294,628 (representing 48.47% of the Portfolio's net assets).

O. LOAN PARTICIPATIONS - The portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolios' investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pacific Investment Management Company LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $3,662,386         0.50%    First $1.2 Billion

                                   0.45%    Over $1.2 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.65%                 0.90%                 0.80%

If in any year in which the Management Agreement is still in effect, the estimated aggregate Portfolio Operating Expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to Reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  78,065,795 23,923,763   3,376,453    (8,582,827)  18,717,389  96,783,184
 12/31/2007  87,861,913 48,592,282   2,389,251   (60,777,651)  (9,796,118) 78,065,795

 Class B

 06/30/2008  36,654,339 21,440,722   1,918,887    (7,595,809)  15,763,800  52,418,139
 12/31/2007  36,474,733  9,470,132     777,089   (10,067,615)     179,606  36,654,339

 Class E

 06/30/2008     662,072  3,622,595     134,358      (538,695)   3,218,258   3,880,330
 12/31/2007     329,047    750,964       9,018      (426,957)     333,025     662,072

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

         $13,276,823,428  $307,498,180  $12,651,483,176  $41,468,443

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal        Gross         Gross          Net
              Income Tax    Unrealized    Unrealized    Unrealized
                 Cost      Appreciation (Depreciation) Appreciation
            -------------- ------------ -------------- ------------

            $3,422,725,596 $44,907,127   $(20,182,182) $24,724,945

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

             Ordinary Income     Long-Term Capital Gain          Total
         ----------------------- ---------------------- -----------------------
            2007        2006     2007        2006          2007        2006
         ----------- ----------- ----        --------   ----------- -----------

         $32,293,304 $71,351,761 $--       $664,184     $32,293,304 $72,015,945

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

     $59,020,805       $--       $5,165,592         $--         $64,186,397

7. FUTURES CONTRACTS

The futures contracts outstanding as of June 30, 2008 and the description and unrealized appreciation (depreciation) were as follows:

                                                                       Unrealized
                                           Number of                 Appreciation/
Description            Expiration Date     Contracts Notional Value  (Depreciation)
-----------          --------------------- --------- --------------- --------------

Euribor Futures      December 2008 - Long      191   $    45,240,738  $  (596,142)

Euribor Futures      March 2009 - Long         237        56,121,600       32,537

Euro Dollar Futures  June 2008 - Long        1,016       245,033,800      972,969

Euro Dollar Futures  September 2008 -Long      383        92,944,525      919,975

Euro Dollar Futures  December 2008 - Long      405        98,030,250    1,400,963

Euro Dollar Futures  March 2009 - Long       1,702       411,373,400    4,299,163

Euro Dollar Futures  September 2009 -Long      914       219,851,275      313,423

Euro Dollar Futures  December 2009 - Long      611       146,540,713     (545,609)

Euro Dollar Futures  March 2010 - Long         297        71,090,663     (278,257)

LIBOR Futures        December 2008 - Long      537        62,946,469   (1,724,406)

LIBOR Futures        June 2009 - Long          132        15,484,425     (346,929)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. FUTURES CONTRACTS - CONTINUED

                                                                                                     Unrealized
                                                                        Number of                  Appreciation/
Description                                        Expiration Date      Contracts  Notional Value  (Depreciation)
-----------                                     ----------------------- --------- ---------------  --------------

Sterling Futures                                March 2008 - Long           82    $     9,615,525    $ (226,492)

Sterling Futures                                September 2008 - Long      273         32,043,375      (417,748)

Euribor Futures                                 September 2008 - Short    (110)       (26,104,375)      394,068

Euribor Futures                                 June 2009 - Short           (7)        (1,658,125)       27,144

Germany Federal Republic Bonds 2 Year Futures   September 2008 - Short    (301)       (30,799,825)      355,488

Germany Federal Republic Bonds 5 Year Futures   September 2008 - Short     (57)        (6,029,460)      127,873

Germany Federal Republic Bonds 10 Year Futures  September 2008 - Short    (284)       (31,401,880)      568,151

Japan Government Bonds 10 Year Futures          September 2008 - Short     (22)    (2,979,900,000)     (354,271)

U.K. Treasury Bonds Futures                     September 2008 - Short    (102)       (10,647,780)      269,638
                                                                                                     ----------
                                                                                                     $5,191,538
                                                                                                     ==========

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Buy:

                                                               Net Unrealized
                                       Value at    In Exchange Appreciation/
  Settlement Date  Contracts to Buy  June 30, 2008  for U.S.$  (Depreciation)
  ---------------  ----------------  ------------- ----------- --------------
    7/2/2008          18,468,602 BRL  $11,571,280  $ 9,945,398   $1,625,882
    7/2/2008           9,134,896 BRL    5,723,359    4,832,000      891,359
    7/2/2008          20,877,330 BRL   13,080,439   11,490,000    1,590,439
    7/2/2008           1,626,300 BRL    1,018,939      900,000      118,939
    7/2/2008          28,641,667 BRL   17,945,090   16,666,667    1,278,423
    7/2/2008          15,780,081 BRL    9,886,819    7,856,650    2,030,169
    12/2/2008            930,618 BRL      561,461      503,581       57,880
    12/2/2008         31,804,313 BRL   19,188,185   18,561,023      627,162
    3/2/2009          43,461,700 CNY    6,615,356    6,130,000      485,356
    3/2/2009          16,098,390 CNY    2,450,355    2,277,000      173,355
    3/2/2009          17,335,640 CNY    2,638,678    2,452,000      186,678
    3/2/2009          18,414,165 CNY    2,802,842    2,607,500      195,342
    7/28/2008      1,216,945,000 JPY   11,478,319   11,304,645      173,674
    8/4/2008          87,444,160 KRW       83,474       92,000       (8,526)
    8/4/2008          77,999,550 KRW       74,458       82,313       (7,855)
    8/4/2008          39,381,483 KRW       37,593       37,612          (19)
    7/10/2008         22,728,360 MXN    2,202,280    2,020,838      181,442
    7/10/2008         58,949,159 MXN    5,711,918    5,250,660      461,258
    7/10/2008          4,190,670 MXN      406,058      374,000       32,058
    7/10/2008         10,434,648 MXN    1,011,072      931,000       80,072
    7/10/2008         19,857,338 MXN    1,924,090    1,771,000      153,090
    7/10/2008          9,284,778 MXN      899,655      828,000       71,655
    7/10/2008          9,296,821 MXN      900,822      829,000       71,822
    7/10/2008         17,765,218 MXN    1,721,373    1,583,000      138,373
    7/10/2008          3,870,875 MXN      375,071      346,000       29,071
    7/10/2008         11,128,774 MXN    1,078,330    1,000,744       77,586
    7/10/2008             11,816 MXN        1,145        1,096           49
    7/10/2008             18,746 MXN        1,816        1,740           76
    7/10/2008             11,291 MXN        1,094        1,048           46

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                               Net Unrealized
                                       Value at    In Exchange Appreciation/
   Settlement Date  Contracts to Buy June 30, 2008  for U.S.$  (Depreciation)
   ---------------  ---------------- ------------- ----------- --------------
     11/19/2008     11,743,543 MXN    $1,116,947   $1,113,027   $     3,920
     11/19/2008     11,609,768 MXN     1,104,223    1,100,332         3,891
     11/19/2008     84,321,492 MXN     8,019,950    7,916,545       103,405
     11/19/2008         25,000 MXN         2,378        2,377             1
     11/19/2008         25,000 MXN         2,378        2,379            (1)
     11/19/2008         25,000 MXN         2,378        2,378            --
     11/12/2008      2,141,096 MYR       655,832      667,008       (11,176)
     2/12/2009       2,633,504 MYR       807,317      824,000       (16,683)
     7/10/2008      16,342,519 PLN     7,667,708    5,950,307     1,717,401
     5/6/2009       16,342,519 PLN     7,471,500    7,241,457       230,043
     11/5/2008       2,538,000 RUB       107,711      101,897         5,814
     11/19/2008     84,656,898 RUB     3,590,276    3,414,273       176,003
     11/19/2008     37,435,650 RUB     1,587,636    1,515,000        72,636
     11/19/2008     28,060,000 RUB     1,190,017    1,145,072        44,945
     11/21/2008        133,447 SGD        98,680       95,000         3,680
     11/21/2008        137,993 SGD       102,042       98,191         3,851
     11/21/2008      2,051,486 SGD     1,517,018    1,510,000         7,018
     11/21/2008      2,052,241 SGD     1,517,576    1,510,000         7,576
     11/21/2008      2,188,480 SGD     1,618,321    1,600,000        18,321
     11/21/2008      2,060,757 SGD     1,523,873    1,504,586        19,286
                                                                -----------
                                                                $13,104,787
                                                                ===========

Forward Foreign Currency Contracts to Sell:

                                                                 Net Unrealized
                                       In Exchange   Value at    Appreciation/
 Settlement Date  Contracts to Deliver  for U.S.$  June 30, 2008 (Depreciation)
 ---------------  -------------------- ----------- ------------- --------------
   7/24/2008           637,000 AUD     $   607,097  $   604,131    $  (2,966)
   7/2/2008          8,754,480 BRL       5,485,014    5,040,000     (445,014)
   7/2/2008          5,152,276 BRL       3,228,095    2,987,000     (241,095)
   7/2/2008          3,630,242 BRL       2,274,484    2,104,000     (170,484)
   7/2/2008            952,200 BRL         596,589      552,000      (44,589)
   7/2/2008            103,614 BRL          64,918       60,000       (4,918)
   7/2/2008         12,514,976 BRL       7,841,107    7,232,000     (609,107)
   7/2/2008          5,499,154 BRL       3,445,429    3,214,000     (231,429)
   7/2/2008          5,939,999 BRL       3,721,635    3,426,000     (295,635)
   7/2/2008          1,597,504 BRL       1,000,897      916,000      (84,897)
   7/2/2008         10,484,861 BRL       6,569,163    5,959,000     (610,163)
   7/2/2008          3,415,370 BRL       2,139,859    1,940,000     (199,859)
   7/2/2008            719,508 BRL         450,799      408,000      (42,799)
   7/2/2008          3,096,350 BRL       1,939,980    1,779,000     (160,980)
   7/2/2008            864,030 BRL         541,348      498,000      (43,348)
   7/2/2008         31,804,313 BRL      19,926,608   19,252,005     (674,603)
   12/2/2008         4,985,295 BRL       3,007,729    2,765,000     (242,729)
   12/2/2008         1,419,660 BRL         856,510      792,000      (64,510)
   12/2/2008         4,707,583 BRL       2,840,180    2,641,000     (199,180)
   12/2/2008           458,250 BRL         276,471      250,000      (26,471)
   12/2/2008         3,304,026 BRL       1,993,386    1,804,000     (189,386)
   12/2/2008         2,727,956 BRL       1,645,831    1,496,000     (149,831)
   12/2/2008         4,079,582 BRL       2,461,294    2,236,000     (225,294)

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                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                 Net Unrealized
                                       In Exchange   Value at    Appreciation/
 Settlement Date  Contracts to Deliver  for U.S.$  June 30, 2008 (Depreciation)
 ---------------  -------------------- ----------- ------------- --------------
   12/2/2008          6,865,478 BRL    $ 4,142,081  $ 3,765,000   $  (377,081)
   8/11/2008          1,022,000 CAD      1,002,649    1,009,896         7,247
   9/9/2008           1,032,000 CHF      1,012,014      992,048       (19,966)
   3/2/2009          39,688,280 CNY      6,041,000    5,686,000      (355,000)
   3/2/2009          19,935,750 CNY      3,034,444    2,850,000      (184,444)
   3/2/2009          13,173,762 CNY      2,005,194    1,876,604      (128,590)
   3/2/2009          22,512,104 CNY      3,426,594    3,183,723      (242,871)
   7/24/2008         13,635,000 EUR     21,444,304   21,221,105      (223,199)
   8/11/2008          9,203,000 GBP     18,261,075   18,112,636      (148,439)
   8/11/2008          7,716,000 GBP     15,310,491   15,292,032       (18,459)
   7/28/2008      4,202,510,000 JPY     39,638,398   38,984,323      (654,075)
   8/4/2008         204,825,193 KRW        195,525      200,416         4,891
   7/10/2008         11,027,500 MXN      1,068,517    1,000,000       (68,517)
   7/10/2008         11,691,270 MXN      1,132,833    1,060,000       (72,833)
   7/10/2008         16,552,133 MXN      1,603,830    1,515,000       (88,830)
   7/10/2008         20,602,787 MXN      1,996,321    1,878,000      (118,321)
   7/10/2008         11,743,543 MXN      1,137,898    1,132,454        (5,444)
   7/10/2008         11,609,768 MXN      1,124,936    1,119,537        (5,399)
   7/10/2008         84,321,492 MXN      8,170,387    8,050,707      (119,680)
   7/10/2008         16,342,519 PLN      7,667,708    7,426,730      (240,978)
   11/19/2008        84,938,930 RUB      3,602,237    3,382,000      (220,237)
                                                                  -----------
                                                                  $(8,239,512)
                                                                  ===========

 AUD - Australian Dollar                JPY - Japanese Yen
 BRL - Brazilian Real                   KRW - South Korean Won
 CAD - Canadian Dollar                  MXN - Mexican Peso
 CHF - Swiss Franc                      MYR - Malaysian Ringgit
 CNY - China Yuan Renminbi              PLN - Polish Zloty
 EUR - Euro                             RUB - Russian Ruble
 GBP - Great Britain Pound              SGD - Singapore Dollar

9. OPTION

During the period ended June 30, 2008 the following options contracts were written:

                                                  Number of
                                                  Contracts    Premium
                                                 ----------  -----------
       Options outstanding at December 31, 2007  87,401,793  $ 3,905,062
       Options written                           14,383,410    2,871,868
       Options bought back                               --           --
       Options closed and expired                (8,602,725)  (1,561,336)
       Options exercised                               (372)    (131,541)
                                                 ----------  -----------
       Options outstanding at June 30, 2008      93,182,106  $ 5,084,053
                                                 ==========  ===========

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS


Open swap agreements at June 30, 2008 were as follows:

                 Expiration
Notional Amount     Date                                 Description                                 Value
--------------   ---------- ---------------------------------------------------------------------- ---------
 1,300,000   USD  9/20/2008 Agreement with Goldman Sachs International, dated 07/06/2007 to        $ (24,964)
                            receive the notional amount multiplied by 1.400% and to pay par in the event of default of the Ford Motor Credit Company, LLC.

 3,400,000   USD 12/20/2008 Agreement with Lehman Brothers dated 12/06/2006 to receive the             1,130
                            notional amount multiplied by 0.370% and to pay par in the event of default of the Republic of Peru.

 3,400,000   USD 12/20/2008 Agreement with Morgan Stanley Capital Services, Inc., dated               (3,047)
                            12/06/2006 to receive the notional amount multiplied by 0.300% and to pay par in the event of default of the Republic of Panama.

21,100,000   USD 12/17/2009 Interest Rate Swap Agreement with Morgan Stanley Capital Services,       (99,864)
                            Inc., dated 05/15/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

 9,600,000   USD 12/17/2010 Interest Rate Swap Agreement with Lehman Brothers Special                 16,296
                            Financing, Inc., dated 05/06/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

64,300,000   USD 12/17/2010 Interest Rate Swap Agreement with Morgan Stanley Capital Services,       109,152
                            Inc., dated 05/16/2008 to receive semi-annually the notional amount multiplied by 4.00% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

83,300,000   USD 12/17/2010 Interest Rate Swap Agreement with Bank of America, N.A., dated           141,405
                            05/02/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

   534,600   USD  6/20/2012 Agreement with Morgan Stanley Capital Services, Inc., dated               48,324
                            09/17/2007 to receive the notional amount multiplied by 2.750% and to pay par in the event of default of underlying entities of the
                            CDX.NA.HY.8.

   600,000   USD  6/20/2012 Agreement with Morgan Stanley Capital Services, Inc., dated             (143,824)
                            08/17/2007 to receive the notional amount multiplied by 6.850% and to pay par in the event of default of underlying entities of the GMAC
                            LLC.

   700,000   USD  6/20/2012 Agreement with Bank of America, N.A., dated 09/17/2007 to receive         63,212
                            the notional amount multiplied by 1.400% and to pay par in the event of default of underlying entities of the CDX.NA.XO.8.

 2,600,000   USD  6/20/2012 Agreement with Bank of America, N.A., dated 09/17/2007 to receive        113,486
                            the notional amount multiplied by 0.350% and to pay par in the event of default of underlying entities of the CDX.NA.HY.8.

 4,356,000   USD  6/20/2012 Agreement with Merrill Lynch International, dated 09/17/2007 to          393,750
                            receive the notional amount multiplied by 2.750% and to pay par in the event of default of underlying entities of the CDX.NA.HY.8.

10,494,000   USD  6/20/2012 Agreement with Lehman Brothers Special Financing, Inc., dated            948,579
                            09/14/2007 to receive the notional amount multiplied by 2.750% and to pay par in the event of default of underlying entities of the
                            CDX.NA.HY.8.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


10. SWAP AGREEMENTS - CONTINUED

                 Expiration
Notional Amount     Date                                Description                                  Value
--------------   ---------- --------------------------------------------------------------------- -----------
   700,000   USD  9/20/2012 Agreement with Bank of America, N.A., dated 08/17/2007 to             $  (168,235)
                            receive the notional amount multiplied by 7.000% and to pay par in the event of default of underlying entities of the GMAC LLC.

   800,000   USD  9/20/2012 Agreement with Citibank, N.A., New York, dated 08/16/2007 to             (186,696)
                            receive the notional amount multiplied by 7.350% and to pay par in the event of default of the GMAC LLC.

   400,000   USD  9/20/2012 Agreement with J.P. Morgan Chase Bank, N.A., dated 07/20/2007 to          (97,002)
                            receive the notional amount multiplied by 3.850% and to pay par in the event of default of the Ford Motor Credit Company, LLC.

   500,000   USD  9/20/2012 Agreement with Merrill Lynch International, dated 09/17/2007 to           142,063
                            receive the notional amount multiplied by 4.800% and to pay par in the event of default of the GMAC LLC.

   500,000   USD  9/20/2012 Agreement with Citibank, N.A., New York, dated 08/14/2007 to              140,072
                            receive the notional amount multiplied by 5.000% and to pay par in the event of default of the GMAC LLC.

   800,000   USD  9/20/2012 Agreement with Morgan Stanley Capital Services, Inc., dated               (18,670)
                            08/14/2007 to receive the notional amount multiplied by 0.750%
                            and to pay par in the event of default of The Goldman Sachs Group,
                            Inc.

 1,000,000   USD  9/20/2012 Agreement with Morgan Stanley Capital Services, Inc., dated              (243,698)
                            07/20/2007 to receive the notional amount multiplied by 3.800%
                            and to pay par in the event of default of Ford Motor Credit
                            Company, LLC.

 1,300,000   USD  9/20/2012 Agreement with Goldman Sachs International, dated 07/20/2007 to          (414,645)
                            receive the notional amount multiplied by 3.050% and to pay par in the event of default of the GMAC LLC.

 4,900,000   USD  9/20/2012 Agreement with Morgan Stanley Capital Services, Inc., dated            (1,148,388)
                            08/16/2007 to receive the notional amount multiplied by 7.300%
                            and to pay par in the event of default of the GMAC LLC.

 1,300,000   USD 12/20/2012 Agreement with Bank of America, N.A., dated 10/25/2007 to                  81,479
                            receive the notional amount multiplied by 0.950% and to pay par in the event of default of Merrill Lynch & Co., Inc.

 1,500,000   USD 12/20/2012 Agreement with Lehman Brothers Special Financing, Inc., dated            (113,422)
                            11/28/2007 to receive semi-annually the notional amount
                            multiplied by 3.330% and to pay par in the event of default of underlying entities of the CAD.NA.HY.9.

 5,300,000   USD 12/20/2012 Agreement with Goldman Sachs International, dated 03/04/2008 to            36,868
                            pay semi-annually the notional amount multiplied by 0.695% and to receive par in the event of default of underlying entities of the
                            CDX.NA.IG.9.

 6,700,000   USD 12/20/2012 Agreement with Citibank, N.A., New York, dated 09/20/2007 to              256,177
                            receive the notional amount multiplied by 0.400% and to pay par in the event of default of The Goldman Sachs Group, Inc.

12,600,000   USD 12/20/2012 Agreement with Lehman Brothers Special Financing, Inc., dated             432,092
                            11/21/2007 to receive semi-annually the notional amount
                            multiplied by 0.600% and to pay par in the event of default of underlying entities of the CAD.NA.HY.9.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                 Expiration
Notional Amount     Date                                   Description                                   Value
--------------   ---------- -------------------------------------------------------------------------- ---------
19,800,000   USD 12/20/2012 Agreement with Merrill Lynch International, dated 10/16/2007 to            $ 679,001
                            receive the notional amount multiplied by 0.600% and to pay par in the event of default of underlying entities of the CDX.NA.IG.9

19,800,000   USD 12/20/2012 Agreement with Morgan Stanley Capital Services, Inc., dated                  679,001
                            10/16/2007 to receive semi-annually the notional amount multiplied by 0.600% and to pay par in the event of default of underlying entities of the CAD.NA.HY.9.

 1,800,000   USD 12/20/2012 Agreement with Goldman Sachs International, dated 03/04/2008 to               13,247
                            pay semi-annually the notional amount multiplied by 0.705% and to receive par in the event of default of underlying entities of the
                            CDX.NA.IG.9.

 1,000,000   USD  3/20/2013 Agreement with Morgan Stanley Capital Services, Inc., dated                   (3,196)
                            01/11/2008 to pay quarterly the notional amount multiplied by
                            2.050% and to receive par in the event of default of Chesapeake
                            Energy Corp.

 1,100,000   USD 12/20/2013 Agreement with J.P. Morgan Chase Bank, N.A., dated 04/28/2008 to              81,728
                            pay quarterly the notional amount multiplied by 1.530% and to receive par in event of default entities of International Lease Finance
                            Corp.

   200,000   USD  6/20/2015 Agreement with J.P. Morgan Chase Bank, N.A., dated 04/28/2008 to               4,921
                            pay quarterly the notional amount multiplied by 0.960% and to receive par in event of default entities of Constellation Energy Group,
                            Inc.

 6,200,000   USD  6/18/2015 Interest Rate Swap Agreement with Citibank, N.A., New York, dated           (131,144)
                            05/27/2008 to pay semi-annually the notional amount multiplied by
                            5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

18,000,000   USD  6/20/2013 Agreement with Morgan Stanley Capital Services, Inc., dated                 (101,718)
                            0604/2008 to pay semi-annually the notional amount multiplied by
                            1.550% and to receive par in the event of default of underlying entities of the CDX.NA.IG.10.

18,000,000   USD  6/20/2013 Agreement with Merrill Lynch International, dated 06/27/2008 to pay         (101,718)
                            semi-annually the notional amount multiplied by 1.550% and to receive par in the event of default of underlying entities of the
                            CDX.NA.IG.10.

19,000,000   USD  6/20/2013 Agreement with Goldman Sachs International, dated 06/05/2008 to             (107,369)
                            pay semi-annually the notional amount multiplied by 1.550% and to receive par in the event of default of underlying entities of the
                            CDX.NA.IG.10.

 1,000,000   USD  6/20/2015 Agreement with Citibank, N.A., New York, dated 01/15/2008 to pay               6,520
                            quarterly the notional amount multiplied by 0.960% and to receive par in event of default entities of Exelon Corp.

 7,600,000   USD  6/20/2015 Agreement with Goldman Sachs International,, dated 05/13/2008 to             324,946
                            pay quarterly the notional amount multiplied by 1.200% and to receive par in event of default entities of Morgan Stanley Capital
                            Services, Inc.

 9,000,000   USD  6/20/2015 Agreement with Citibank, N.A., New York., dated 05/13/2008 to pay            384,805
                            quarterly the notional amount multiplied by 1.200% and to receive par in event of default entities of Morgan Stanley Capital Services, Inc.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                 Expiration
Notional Amount     Date                                 Description                                   Value
--------------   ---------- ----------------------------------------------------------------------- -----------
 2,000,000   USD 12/20/2016 Agreement with Bank of America, N.A., dated 01/16/2008 to               $    21,879
                            receive quarterly the notional amount multiplied by 0.795% and to pay par in the event of default of The Western Union Co.

 1,000,000   USD  3/20/2017 Agreement with Bank of America, N.A., dated 04/29/2008 to pay                46,642
                            quarterly the notional amount multiplied by 1.320% and to receive par in event of default entities of Southwest Airlines, Co.

28,000,000   USD  6/20/2017 Agreement with J.P. Morgan Chase Bank dated 12/08/2006 to pay              (773,903)
                            semi-annually the notional amount multiplied by 5.00% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

 1,600,000   USD 12/20/2017 Agreement with Morgan Stanley Capital Services, Inc., dated                  67,925
                            12/19/2007 to pay semi-annually the notional amount multiplied by
                            0.800% and to receive par in event of default of underlying sovereign entities of the CDX.NA.IG.9.

 3,600,000   USD 12/20/2017 Agreement with Lehman Brothers Special Financing, Inc., dated               152,832
                            12/21/2007 to pay the notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the CDX.NA.IG.9.

 4,000,000   USD 12/20/2017 Agreement with Bank of America, N.A., dated 12/19/2007 to pay               169,813
                            quarterly the notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the
                            CDX.NA.IG.9.

 5,500,000   USD 12/20/2017 Agreement with Goldman Sachs International, dated 12/21/2007 to             233,493
                            pay the notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the CDX.NA.IG.9.

 8,800,000   USD 12/20/2017 Agreement with J.P. Morgan Chase Bank dated 12/20/2007 to pay               373,588
                            quarterly the notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the
                            CDX.NA.IG.9.

 2,000,000   USD  3/20/2018 Agreement with JPMorgan Chase Bank, N.A., dated 01/29/2008 to              (170,999)
                            receive quarterly the notional amount multiplied by 2.275% and to pay par in the event of The Bear Stearns Co., Inc.

 8,800,000   USD 12/17/2018 Agreement with Bank of America, N.A., dated 06/03/2008 to pay              (135,068)
                            semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

12,600,000   USD 12/17/2018 Agreement with Morgan Stanley Capital Services, Inc., dated              (1,579,369)
                            05/20/2008 to pay semi-annually the notional amount multiplied by
                            5.000% and to receive semi-annually the notional amount
                            multiplied by the 3 month USD-LIBOR-BBA.

13,400,000   USD 12/17/2018 Agreement with Bank of America, N.A., dated 05/29/2008 to pay              (205,671)
                            semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

37,900,000   USD 12/17/2018 Agreement with JPMorgan Chase Bank, N.A., dated 06/04/2008 to              (581,711)
                            pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                 Expiration
Notional Amount     Date                                Description                                 Value
--------------   ---------- -------------------------------------------------------------------- -----------
 6,700,000   USD 12/17/2023 Agreement with Lehman Brothers Special Financing, Inc., dated        $   (39,197)
                            05/28/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

10,000,000   USD 12/17/2023 Agreement with Merrill Lynch Capital Services, Inc., dated               (58,504)
                            05/30/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

22,800,000   USD 12/17/2023 Agreement with Bank of America, N.A., dated 06/10/2008 to pay           (133,388)
                            semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by the
                            3 month USD-LIBOR-BBA.

56,300,000   USD 12/17/2023 Agreement with Lehman Brothers Special Financing, Inc, dated           1,160,328
                            06/18/2008 to pay semi-annually the notional amount multiplied by 4.000% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

 3,100,000   USD 12/13/2049 Agreement with Morgan Stanley Capital Services, Inc., dated             (288,503)
                            03/06/2008 to receive monthly the notional amount multiplied by
                            0.080% and to pay par in the event of default of the
                            CMBX.NA.AAA.3.

30,400,000   AUD 12/15/2009 Interest Rate Swap Agreement with Morgan Stanley Capital Services,      (269,582)
                            Inc., dated 07/24/2007 to receive semi-annually the notional amount multiplied by 7.00% and to pay semi-annually the notional amount multiplied by the 6 month AUD-BBR-BBSW.

 3,600,000   AUD  1/15/2010 Interest Rate Swap Agreement with J.P. Morgan Chase Bank dated           (72,987)
                            01/23/2007 to pay semi-annually the notional amount multiplied by the 6 month AUD-BBR-BBSW and to receive semi-annually the notional amount multiplied by 6.500%.

90,700,000   AUD  3/15/2012 Interest Rate Swap Agreement with Lehman Brothers Special               (623,070)
                            Financing, Inc., dated 04/10/2008 to pay semi-annually the notional amount multiplied by the 6 month AUD-BBR-BBSW and to receive semi-annually the notional amount multiplied by 7.500%.

 3,800,000   AUD 12/15/2017 Interest Rate Swap Agreement with Morgan Stanley Capital Services,       169,171
                            Inc., dated 07/24/2007 to receive semi-annually the notional amount multiplied by 6.750% and to pay semi-annually the
                            notional amount multiplied by the 6 month AUD-BBR-BBSW.

 3,400,000   BRL   1/2/2012 Interest Rate Swap Agreement with Morgan Stanley Capital Services,      (102,585)
                            Inc. dated 02/12/2008 to receive annually the notional amount multiplied by 12.540% and to pay annually the notional amount multiplied by 3 month CDI, as determined on each Reset Date.

11,900,000   BRL   1/2/2012 Agreement with Merrill Lynch Capital Services, Inc. dated               (359,047)
                            12/12/2007 to receive annually the notional amount multiplied by
                            12.540% and pay semi-annually multiplied by the BRL PTAX
                            (BRL09).

66,200,000   BRL   1/2/2012 Interest Rate Swap Agreement with Morgan Stanley Capital Services,    (4,724,380)
                            Inc. dated 08/10/07 to receive annually the notional amount multiplied by 10.115% and pay semi-annually multiplied by the
                            BRL PTAX (BRL09).

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                    Expiration
 Notional Amount       Date                            Description                             Value
-----------------   ---------- ------------------------------------------------------------ -----------
   50,000,000   BRL   1/3/2012 Interest Rate Swap Agreement with Lehman Brothers Special    $(1,508,600)
                               Financing, Inc., dated 03/07/2008 to receive annually the
                               notional amount multiplied by 12.540% and to pay annually
                               the notional amount multiplied by 3 month CDI, as
                               determined on each Reset Date.

   23,500,000   EUR  3/19/2010 Interest Rate Swap Agreement with Morgan Stanley Capital        (501,189)
                               Services, Inc., dated 12/18/2007 to receive annually the
                               notional amount multiplied by 4.50% and pay semi-annually
                               notional amount multiplied by EUR-EURIBOR-Telerate.

   82,600,000   EUR  7/14/2011 Agreement with J.P. Morgan Chase Bank dated 10/26/2006 to     (1,692,825)
                               pay July 14, 2011 [(FRCPxtob End Index/FRCPxtob Start
                               Index)-1}*Notion and to receive July 14, 20011
                               {[1+2.26125%)^5]-1}*Notional.

    4,700,000   EUR  4/10/2012 Interest Rate Swap Agreement with J.P. Morgan Chase Bank        (286,146)
                               dated 10/02/2006 to pay April 10, 2016 [(FRCPxtob End
                               Index/FRCPxtob Start Index)-1}*Notional and to receive
                               April 10, 2012 {[1+1.19575%)^5]-1}*Notional.

    9,400,000   EUR  6/17/2015 Interest Rate Swap Agreement with Goldman Sachs Capital          487,104
                               Markets, L.P. dated 08/05/2005 to pay annually the notional amount multiplied by 4.500% and to receive annually the
                               notional amount multiplied by the 6 month
                               EUR-EURIBOR-Telerate.

    2,500,000   EUR 10/15/2016 Agreement with J.P. Morgan Chase Bank dated 10/02/2006 to        (24,240)
                               pay October 15, 2016 [(FRCPxtob End Index/FRCPxtob Start
                               Index)-1}*Notional and to receive October 15, 2011
                               {[1+2.3525%)^5]-1}*Notional.

    8,700,000   GBP  9/17/2013 Interest Rate Swap Agreement with Morgan Stanley Capital        (770,555)
                               dated 03/20/2008 to pay semi-annually the notional amount
                               multiplied by the 6 month GBP-LIBOR-BBA and to receive
                               semi-annually the notional amount multiplied by 5.000%.

   28,700,000   GBP  9/15/2015 Agreement with Goldman Sachs Capital Markets L.P. dated        2,882,744
                               03/28/2007 to receive the notional amount multiplied by the
                               GBP-LIBOR-BBA and to pay semi-annually the notional
                               amount multiplied by 5.000%.

3,200,000,000   JPY  3/18/2009 Agreement with Morgan Stanley Capital Services Inc., dated        11,382
                               01/05/2007 to receive semi-annually the notional amount
                               multiplied by the 6 month JPY-LIBOR-BBA and to pay semi-
                               annually the notional amount multiplied by 1.00%.

  520,000,000   JPY 12/17/2017 Interest Rate Swap Agreement with Morgan Stanley Capital         (61,316)
                               Services, Inc., dated 05/26/2008 to pay semi-annually the
                               notional amount multiplied by the 6 month JPY-LIBOR-BBA
                               and to receive semi-annually the notional amount multiplied by 2.000%.

  135,800,000   MXN  11/4/2016 Agreement with Goldman Sachs Capital Markets, LLC., dated     (1,212,867)
                               08/08/2007 to receive the notional amount multiplied by
                               8.170% and to pay the notional amount multiplied by the 28 days MXN-TIIE-BANXICO.
                                                                                            -----------

                                                                                            $(8,408,147)
                                                                                            ===========

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED


 AUD - Australian Dollar                JPY - Japanese Yen
 BRL - Brazilian Real                   MXN - Mexican Peso
 EUR - Euro Dollar                      USD - United States Dollar
 GBP - British Pound

11. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

13. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO                       FOR THE PERIOD ENDED 6/30/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

During the period ended June 30, 2008, the Portfolios had returns of (0.32)%, (0.47)%, and (0.41)% for Class A, B, and E Shares, respectively, versus 1.13% for its benchmark, the Lehman Brothers Aggregate Bond Index/1/.

PORTFOLIO REVIEW

High quality bonds such as Treasuries and Treasury Inflation-Protected Securities (TIPS) outperformed most other fixed income sectors during the first half of 2008. Below-index duration in the U.S. was negative for returns as yields fell. Below-index exposure to interest rates in Europe was positive and exposure to interest rates in the U.K. was negative. A yield curve emphasis on intermediate to long maturity securities in Europe was positive for returns. An emphasis on short to intermediate securities in the U.S. and U.K. was negative as curves in both regions flattened. An overweight to mortgages was negative for performance as mortgage spreads widened over the time period. An underweight to investment grade corporates was positive for returns as corporates underperformed like-duration Treasury securities. An allocation to the high yield sector was negative for performance as high yield securities underperformed Treasuries in the flight-to-quality. An allocation to emerging market securities was negative for returns as emerging markets generally underperformed like-duration Treasuries. An allocation to a broad basket of currencies was negative for returns.

MARKET ENVIRONMENT/CONDITIONS

Concern about the global financial system and inflation dominated the first half of 2008. Stress in the financial system arising from the subprime debacle and concern about higher inflation weighed on stock and bond markets during the first half of 2008. Bonds held up better than equities in general. The Lehman Brothers Aggregate Bond Index, a widely used index of U.S. high-grade bonds that includes Treasuries, managed to post a gain of 1.13 percent for the first six months of the year despite the turbulence. During the second quarter most fixed income sectors lost ground under the pressure of rising interest rates associated with anxiety about inflation. The benchmark 10-year Treasury bond yielded 3.97 percent as of June 30, not far from where it started the year but 56 basis points higher than at the end of the first quarter.

After easing by 225 basis points and taking a number of exceptional steps to unfreeze credit markets during 2008, the Federal Reserve (Fed) left the federal funds rate unchanged at its meeting in June. The central bank paused to reassess a U.S. economy buffeted by conflicting pressures. On one side, banks and other financial institutions burdened with subprime-related losses remained in dire need of liquidity, and the credit crisis spread to U.S. regional banks. Home prices were still in freefall, consumer confidence plunged and unemployment was on the rise. On the other side, oil prices touched a record and other commodity prices surged as well, helping push CPI inflation above 4 percent. Perhaps more importantly, higher energy costs helped to raise some indicators of inflation expectations. A recent package of tax rebates had the potential to bolster U.S. growth but also add momentum to price increases.

CURRENT OUTLOOK/STRATEGY

Global growth should remain robust over the next 3-5 years, led by emerging economies, despite a cyclical downturn in the U.S. and other developed economies. Inflation should trend higher over a secular time frame as stronger global demand spills over into commodity prices and wages rise gradually in emerging economies. A weak financial sector with constrained liquidity is likely to deter the Fed from tightening in the near future.

Key strategies will include:

.. LIMIT INTEREST RATE RISK - PIMCO will look to reduce exposure to interest rates in the U.S. and elsewhere in the world, especially on the longer end of yield curves. Longer maturity rates are vulnerable to inflation risk and, in the case of the U.S., the need to finance higher expected fiscal deficits and attract investors already heavily exposed to Treasuries. In the U.S., we will target duration below the benchmark. With the U.S. yield curve likely to remain steep, we will retain our focus on relatively short maturities, a strategy that offers the potential for gains as bonds "roll down", or mature along the steep yield curve over time.

  Outside the U.S., PIMCO will retain exposure to the front end of the U.K. yield curve, though at reduced levels. The Bank of England faces the same constraints with respect to raising rates as does the Fed, which means that U.K. short rates are unlikely to rise as much as markets expect.

.. OWN HIGH QUALITY ASSETS WITH ATTRACTIVE YIELDS - Debt reduction and balance sheet realignment, and the resulting dearth of liquidity, have contributed to a dramatic widening in risk premiums across a variety of fixed income assets. PIMCO will be discriminating as it pursues these opportunities. We believe that the best risk-adjusted returns will be found in the senior part of the economy's capital structure. These securities include top quality corporates, municipals, mortgages and other asset-backed bonds where valuations have cheapened less for reasons of credit weakness than because of system-wide liquidity constraints.

  For example, PIMCO will retain an overweight to mortgage-backed bonds, especially those arranged by the major mortgage agencies, to capture yield premiums well above historical averages. Municipal bonds trading at yields above Treasuries are another high quality opportunity.

.. LOOK FOR VALUE IN FINANCIALS - Realignment of the financial sector could create compelling opportunities for investors. Regulators will likely look to remove risks of institutional failure from the banking system. The cost of this regulatory reaction should be a lower return on capital that will likely tilt relative value in the

--------
/1/ The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO                       FOR THE PERIOD ENDED 6/30/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


   direction of bondholders and away from stocks of financial companies. While PIMCO will retain an overall underweight to the corporate sector, we will continue to emphasize select, high grade corporates where the credit crisis has produced attractive valuations, including bonds of banking and finance companies. Some of these financial institutions may well be too big to fail, thus putting them under the "umbrella" of the Fed.

.. POSITION FOR RENEWED U.S. DOLLAR WEAKNESS - The U.S. dollar's decline is most likely not over, and the currencies that carry the brunt of the appreciation versus the dollar should change. The gainers will no longer be dominated by countries with floating currencies, such as the euro, pound and yen. PIMCO will take modest positions that benefit when these currencies lose value versus the U.S. dollar. We will emphasize currencies of emerging market countries (such as China and elsewhere in Asia) with relatively inflexible currency regimes that will be forced to let their currencies rise against the U.S. dollar to combat inflation.

WILLIAM H. GROSS, CFA
Managing Director, Co-Chief Investment Officer
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                               Percent of
      Description                                              Net Assets
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.000%, due TBA)         21.12%
      -------------------------------------------------------------------
      Federal Home Loan Mortgage Corp. (5.500%, due TBA)          7.83%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.000%, due 05/01/38)     2.90%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (5.000%, due 03/01/36)     2.65%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (5.000%, due TBA)          2.30%
      -------------------------------------------------------------------
      BNP Paribas, Inc. (2.500%, due 07/01/08)                    1.80%
      -------------------------------------------------------------------
      Federal Republic of Brazil (10.000%, due 01/01/12)          1.79%
      -------------------------------------------------------------------
      Bundesrepublik Deutschland (5.500%, due 01/04/31)           1.64%
      -------------------------------------------------------------------
      Bundesrepublik Deutschland (4.750%, due 07/04/34)           1.58%
      -------------------------------------------------------------------
      AT&T Wireless Services, Inc. (7.875%, due 03/01/11)         1.55%
      -------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

 LOGO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO                       FOR THE PERIOD ENDED 6/30/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                    PIMCO TOTAL RETURN PORTFOLIO MANAGED BY
 PACIFIC INVESTMENT MANAGEMENT COMPANY LLC VS. LEHMAN BROTHERS AGGREGATE BOND
                                   INDEX/1/
                           Growth Based on $10,000+

                             [CHART]

                         PIMCO Total         Lehman Brothers Aggregate
                     Return Portfolio              Bond Index/1/
                     ----------------        -------------------------
    02/12/2001           $10,000                      $10,000
    12/31/2001            10,669                       10,669
    12/31/2002            11,661                       11,765
    12/31/2003            12,186                       12,249
    12/31/2004            12,771                       12,779
    12/31/2005            13,058                       13,090
    12/31/2006            13,647                       13,658
    12/31/2007            14,679                       14,609
    06/30/2008            14,610                       14,774



    --------------------------------------------------------------
                                Average Annual Return/2/
                             (for the period ended 6/30/08)
    --------------------------------------------------------------
                                                         Since
                        6 Months 1 Year 3 Year 5 Year Inception/3/
    --------------------------------------------------------------
    PIMCO Total Return
    Portfolio--Class A   -0.32%  7.28%  4.00%  4.08%     5.67%
--  Class B              -0.47%  7.01%  3.74%  3.83%     5.27%
    Class E              -0.41%  7.14%  3.84%  3.93%     4.64%
    --------------------------------------------------------------
    Lehman Brothers
    Aggregate Bond
- - Index/1/              1.13%  7.13%  4.08%  3.86%     5.41%
    --------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 10/31/01. Index returns are based on an inception date of 1/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
PIMCO TOTAL RETURN PORTFOLIO                 ------------- ------------- --------------


  Class A
  Actual                                       $1,000.00     $  996.80       $2.53
  Hypothetical (5% return before expenses)      1,000.00      1,022.33        2.56
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  995.30       $3.77
  Hypothetical (5% return before expenses)      1,000.00      1,021.08        3.82
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  995.90       $3.28
  Hypothetical (5% return before expenses)      1,000.00      1,021.58        3.32
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.51%, 0.76%, and 0.66% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


----------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
----------------------------------------------------------------------------------

MUNICIPALS - 2.1%
Badger Tobacco Asset Securitization Corp. 5.750%,
  due 06/01/11.................................... $     2,000,000 $     2,038,980
  6.125%, due 06/01/27............................         245,000         241,881
  6.375%, due 06/01/32............................         360,000         354,035
Buckeye Tobacco Settlement Financing
  Authority 5.875%, due 06/01/47..................       4,600,000       3,844,082
Dallas, Texas Area Rapid Transit
  5.000%, due 12/01/36 (AMBAC)....................      19,500,000      19,605,495
Golden State Tobacco Securitization Corp., Series
  A-1 5.000%, due 06/01/33........................      10,000,000       8,160,000
Houston, Texas Utilities System, Series A 5.000%,
  due 11/15/36....................................       2,700,000       2,730,078
Illinois Finance Authority, Peoples Gas Light &
  Coke 5.000%, due 02/01/33 (AMBAC)...............       7,410,000       7,347,534
Los Angeles Community College District, Election
  2001- Series A 5.000%, due 08/01/32(FGIC).......       4,300,000       4,340,463
Los Angeles Department of Water & Power, Systems
  Subser A-2 5.000%, due 07/01/44 (AMBAC).........       8,600,000       8,543,068
Los Angeles Unified School District, Refunding
  Series A 4.500%, due 07/01/25-01/01/28..........       8,700,000       8,298,786
Palomar Community College District, Series
  A 4.750%, due 05/01/32..........................         300,000         292,869
State of California General Obligation Unlimited
  Refunding 4.500%, due 08/01/28..................       1,000,000         930,410
  Various Purpose 5.000%, due 06/01/37............       3,500,000       3,431,645
State of Texas Transportation Commission Mobility
  Funding, Series A 4.750%, due 04/01/35..........       4,800,000       4,596,432
State of Texas Transportation Commission Revenue,
  First Tier, Series A 4.750%, due 04/01/24.......      10,000,000      10,122,100
Tobacco Settlement Financing Corp. 5.000%, due
  06/01/41........................................         900,000         680,589
  7.467%, due 06/01/47............................       8,280,000       7,386,505

-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

MUNICIPALS - CONTINUED
Tobacco Settlement Funding Corp. 5.875%, due
  05/15/39........................................ $     2,000,000 $     1,819,460
  6.250%, due 06/01/42............................       1,300,000       1,208,870
University of Arkansas, Various Facility
  Fayetteville Campus 5.000%, due 11/01/31 (AMBAC)       1,300,000       1,308,710
University of California, Ltd. Project
  Series D 5.000%, due 05/15/37 (FSA).............       2,700,000       2,722,950
                                                                   ---------------
Total Municipals (Cost $101,096,988)                                   100,004,942
                                                                   ---------------

ASSET-BACKED SECURITIES - 13.1%
Adjustable Rate Mortgage Trust 4.584%, due
  05/25/35........................................       3,936,648       3,837,330
  5.376%, due 11/25/35............................       1,505,949       1,394,087
American Home Mortgage Assets 4.448%, due
  11/25/46(a).....................................       7,285,788       5,385,762
American Home Mortgage Investment Trust 4.390%,
  due 02/25/45(a).................................       4,766,224       4,265,221
Asset Backed Funding Certificates 2.833%, due
  06/25/34(a).....................................       4,350,587       3,873,384
  2.543%, due 01/25/37(a).........................       1,708,783       1,658,108
Asset Backed Securities Corp. 2.563%, due
  05/25/37(a).....................................       1,323,644       1,303,718
Aurum CLO, Ltd. 3.143%, due 04/15/14
  (144A)(a)(b)(c).................................       8,799,669       8,467,265
Banc of America Funding Corp. 4.111%, due
  05/25/35(a).....................................       7,842,156       7,336,671
  4.624%, due 02/20/36(a).........................      16,290,665      15,446,535
  6.141%, due 01/20/47............................         923,835         751,673
Banc of America Mortgage Securities, Inc. 2.933%,
  due 01/25/34(a).................................       1,511,950       1,454,041
  5.000%, due 05/25/34............................       3,147,010       3,038,282
Bank of America Commercial Mortgage, Inc. 4.890%,
  due 04/11/37....................................         931,854         933,357
BCAP LLC Trust 2.653%, due 01/25/37(a)............       5,940,459       3,803,811
Bear Stearns Adjustable Rate Mortgage
  Trust 6.736%, due 02/25/33......................          71,234          70,148
  4.550%, due 08/25/35(a).........................       3,588,421       3,412,439
  4.750%, due 10/25/35(a).........................       4,968,680       4,923,906
Bear Stearns ALT-A Trust 2.903%, due 11/25/34(a)..       2,324,936       2,009,519
  5.372%, due 05/25/35............................       4,131,894       3,543,751

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
  5.701%, due 09/25/35............................ $     3,204,896 $     2,645,308
  5.784%, due 11/25/36............................       9,484,754       7,691,162
  5.796%, due 11/25/36............................       5,575,162       4,106,742
Bear Stearns Asset Backed Securities
  Trust 2.883%, due 10/27/32(a)...................          64,784          58,891
  2.983%, due 06/25/35(a).........................         149,838         145,907
  3.483%, due 10/25/37(a).........................      10,811,263       8,936,651
Bear Stearns Commercial Mortgage Securities,
  Inc. 5.060%, due 11/15/16.......................         106,765         107,061
  5.700%, due 06/11/50............................       6,400,000       6,040,454
Bear Stearns Mortgage Funding Trust 2.553%, due
  02/25/37(a).....................................       9,764,508       8,662,882
Bear Stearns Structured Products, Inc. 5.674%,
  due 01/26/36....................................       3,321,921       2,764,497
  2.682%, due 01/26/37 (144A)(a)(d)...............       8,797,229       8,720,253
  5.777%, due 12/26/46............................       2,318,619       1,908,686
Carrington Mortgage Loan Trust 2.803%, due
  10/25/35(a).....................................       2,321,178       2,280,428
Cendant Mortgage Corp. 5.988%, due 07/25/43
  (144A)(b).......................................         217,666         204,876
Chase Issuance Trust 3.121%, due 11/15/11(a)......      48,800,000      48,928,681
Chevy Chase Mortgage Funding Corp.
  2.733%, due 08/25/35 (144A)(a)(b)...............         165,489         146,926
  2.613%, due 05/25/48 (144A)(a)(b)...............       6,218,941       4,364,817
Citibank Omni Master Trust 3.581%, due 12/23/13
  (144A)(a)(b)....................................       4,700,000       4,729,375
Citigroup Mortgage Loan Trust, Inc. 4.248%, due
  08/25/35(a).....................................       3,958,728       3,741,504
  4.748%, due 08/25/35(a).........................      12,867,767      12,269,496
  4.700%, due 12/25/35(a).........................      17,655,984      17,128,941
  2.543%, due 01/25/37- 07/25/45(a)...............       3,299,179       3,117,061
Countrywide Alternative Loan Trust
  2.518%, due 05/25/35 (144A)(a)(d)...............      11,387,179         356,678
  2.692%, due 03/20/46(a).........................         414,739         294,405
Countrywide Asset-Backed Certificates 2.563%, due
  06/25/37(a).....................................       1,493,627       1,468,768

-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Countrywide Home Loans 5.750%, due 05/25/33....... $       263,557 $       248,727
  2.803%, due 03/25/35(a).........................       2,140,836       1,621,014
  2.773%, due 04/25/35(a).........................         225,864         169,607
  2.823%, due 06/25/35 (144A)(a)(b)...............      10,258,456       9,046,006
  5.822%, due 09/20/36............................      11,426,345       8,976,367
Credit Suisse First Boston Mortgage Securities
  Corp.
  3.326%, due 03/25/32 (144A)(a)(b)...............         283,596         256,778
  6.500%, due 04/25/33............................         248,549         234,012
  6.000%, due 11/25/35............................       6,234,189       5,472,281
Credit Suisse Mortgage Capital
  Certificates 5.467%, due 09/15/39...............      22,300,000      21,239,809
Daimler Chrysler Auto Trust 3.378%, due
  07/08/11(a).....................................      11,500,000      11,550,753
  3.928%, due 09/10/12(a).........................       4,600,000       4,648,259
Deutsche Alt-A Securities, Inc. 2.573%, due
  08/25/37(a).....................................         990,509         969,254
DSLA Mortgage Loan Trust 5.707%, due 07/19/44(a)..       2,018,565       1,739,149
First Horizon Alternative Mortgage
  Securities 5.368%, due 08/25/35(a)..............         731,781         699,388
  2.218%, due 01/25/36 (144A)(a)(d)...............     112,229,336       3,404,252
GMAC Mortgage Corp. 5.940%, due 07/01/13(c).......          29,605          29,022
GMAC Mortgage Corp. Loan Trust 5.500%, due
  09/25/34........................................       2,941,547       2,908,403
Green Tree Financial Corp. 6.220%, due 03/01/30...         161,665         145,814
Greenpoint Mortgage Funding Trust 2.703%, due
  06/25/45(a).....................................         188,801         155,372
  2.563%, due 01/25/47(a).........................         409,494         388,644
Greenwich Capital Commercial Funding
  Corp. 5.444%, due 03/10/39......................       8,100,000       7,563,793
GS Mortgage Loan Trust 4.540%, due 09/25/35(a)....         276,256         267,952
GS Mortgage Securities Corp. II
  2.540%, due 03/06/20 (144A)(a)(b)...............       5,744,323       5,380,009
GSR Mortgage Loan Trust 6.000%, due 03/25/32......           2,209           2,209
  5.500%, due 11/25/35............................       2,870,370       2,876,363
  5.460%, due 04/25/36............................       6,687,861       6,058,970

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Harborview Mortgage Loan Trust
  2.703%, due 05/19/35(a)......................... $     2,493,314 $     1,893,370
  2.573%, due 01/19/38(a).........................         200,476         182,394
  2.673%, due 01/19/38(a).........................         389,602         278,997
HFC Home Equity Loan Asset Backed
  Certificates 3.282%, due 11/20/36(a)............       1,357,184       1,356,493
Indymac ARM Trust 6.124%, due 01/25/32(a).........          67,957          56,040
  6.446%, due 01/25/32(a).........................           1,709           1,684
Indymac Index Mortgage Loan Trust 5.044%, due
  12/25/34........................................         428,534         371,918
  2.573%, due 11/25/46(a).........................         265,722         247,765
Indymac Residential Asset Backed Trust 2.563%,
  due 07/25/37(a).................................       1,547,604       1,523,927
JPMorgan Chase Commercial Mortgage
  Securities 3.890%, due 01/12/37.................       1,465,327       1,457,799
JPMorgan Mortgage Trust 5.024%, due 02/25/35(a)...       3,037,137       2,865,088
  4.766%, due 07/25/35(a).........................      15,092,029      14,473,707
Lehman Brothers-UBS Commercial Mortgage
  Trust 3.323%, due 03/15/27......................         227,213         226,442
  5.866%, due 09/15/45............................      15,200,000      14,533,051
Lehman XS Trust 2.563%, due 04/25/46(a)...........          76,854          76,122
  2.573%, due 05/25/46(a).........................         171,109         167,070
Master Asset Securitization Trust
  4.500%, due 03/25/18............................       2,311,973       2,267,412
Master Alternative Loans Trust
  2.883%, due 03/25/36(a).........................       1,567,841       1,116,139
Merrill Lynch Commercial Mortgage Pass-Through
  Certificates 2.986%, due 07/09/09 144A(d).......      13,300,000      12,261,607
Merrill Lynch First Franklin Mortgage Loan
  Trust 2.543%, due 07/25/37(a)...................       1,463,251       1,415,684
Merrill Lynch Mortgage Investments, Inc. 3.483%,
  due 10/25/35(a).................................         479,561         435,409
  4.250%, due 10/25/35(a).........................       2,033,084       1,945,264
  2.733%, due 11/25/35(a).........................         398,525         361,695
  2.693%, due 02/25/36(a).........................       2,365,359       1,902,555
Merrill Lynch Mortgage Investors Trust 4.863%,
  due 12/25/32....................................       1,706,791       1,686,388
  2.553%, due 08/25/36(a).........................       3,280,709       3,174,877

-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Merrill Lynch/Countrywide Commercial Mortgage
  Trust 6.156%, due 08/12/49...................... $    11,800,000 $    11,423,015
Mid-State Trust 7.791%, due 03/15/38..............         228,996         203,285
MLCC Mortgage Investors, Inc.
  2.851%, due 03/15/25(a).........................          65,289          49,255
Morgan Stanley ABS Capital I
  2.542%, due 10/15/20 (144A)(a)(b)...............       1,149,991       1,074,803
  2.543%, due 05/25/37(a).........................       6,289,613       6,128,471
Morgan Stanley Equity Index-Linked
  4.968%, due 07/07/08 (144A)(c)(d)...............      12,000,000      11,918,358
Option One Mortgage Loan Trust
  2.803%, due 08/25/33(a).........................          39,620          35,121
  2.543%, due 07/25/37(a).........................       2,177,631       2,098,832
Popular ABS Mortgage Pass- Through Trust 2.573%,
  due 06/25/47(a).................................       3,731,935       3,573,165
Renaissance Home Equity Loan Trust 2.923%, due
  08/25/33(a).....................................         306,638         271,557
Residential Accredit Loans, Inc.
  2.883%, due 03/25/33(a).........................       1,755,156       1,625,182
  6.000%, due 06/25/36............................       6,057,500       5,341,020
  2.663%, due 06/25/46(a).........................       3,554,901       2,549,880
Residential Asset Securities Corp. 2.593%, due
  02/25/30(a).....................................       3,722,597       3,506,905
Residential Asset Securitization
  Trust 2.883%, due 05/25/33- 01/25/46(a).........       5,133,623       3,970,696
Residential Funding Mortgage Securities I 2.833%,
  due 06/25/18(a).................................         942,442         939,102
Residential Funding Mortgage Securities
  II 2.603%, due 05/25/37(a)......................       3,043,017       2,729,610
Sequoia Mortgage Trust 2.832%, due 07/20/33(a)....         897,160         803,550
SLC Student Loan Trust 2.674%, due 02/15/15(a)....       1,363,761       1,358,222
SLM Student Loan Trust
  2.970%, due 10/25/16- 01/25/19(a)...............      46,501,639      46,398,326
  3.370%, due 01/25/17(a).........................       3,000,000       2,980,314
  2.960%, due 04/25/17(a).........................       9,200,000       9,141,388
  2.910%, due 07/25/17(a).........................       3,024,793       3,014,117
  3.050%, due 01/25/19(a).........................      14,952,881      14,765,985

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Soundview Home Equity Loan Trust 2.563%, due
  06/25/37(a)..................................... $       216,802 $       209,222
Sovereign Commercial Mortgage Securities Trust
  5.833%, due 07/22/30 (144A)(b)..................       1,400,000       1,373,998
Structured Adjustable Rate Mortgage Loan
  Trust 5.349%, due 01/25/35......................       5,792,935       5,658,836
  5.537%, due 08/25/35............................         451,145         402,755
Structured Asset Mortgage Investments,
  Inc. 2.733%, due 07/19/35(a)....................       2,685,721       2,271,983
  2.713%, due 05/25/45(a).........................       2,595,943       2,048,989
Structured Asset Securities Corp. 5.000%, due
  12/25/34........................................       2,579,905       2,565,468
  5.359%, due 10/25/35 (144A)(b)..................         232,010         211,622
Wachovia Asset Securitization, Inc. 2.743%, due
  06/25/33(a).....................................          67,074          52,669
Wachovia Bank Commercial Mortgage Trust
  2.561%, due 09/15/21 (144A)(a)(b)...............       3,499,426       3,302,339
  5.342%, due 12/15/43............................      16,700,000      15,451,450
Washington Mutual, Inc. 3.023%, due 12/25/27(a)...       4,498,027       4,141,660
  4.056%, due 10/25/33............................       5,100,000       5,096,233
  4.361%, due 02/27/34(a).........................         751,471         698,619
  3.796%, due 06/25/34............................      22,700,000      22,254,976
  4.928%, due 06/25/42- 08/25/42(a)...............         814,697         736,834
Wells Fargo Mortgage Backed Securities
  Trust 4.644%, due 09/25/33(a)...................       5,053,909       4,889,344
  4.950%, due 03/25/36............................      15,656,269      15,086,411
  5.240%, due 04/25/36............................      14,218,129      13,977,285
  5.772%, due 04/25/36(a).........................       3,127,310       2,505,226
  5.515%, due 08/25/36............................       7,400,000       7,221,300
                                                                   ---------------
Total Asset-backed Securities (Cost $664,521,151)                      636,117,940
                                                                   ---------------

DOMESTIC BONDS & DEBT SECURITIES - 34.0%
AUTOMOBILES - 0.1%
Daimler NA Holdings Corp. 7.200%, due 09/01/09....         255,000         262,356
General Motors Corp. 8.375%, due 07/05/33(e)......       6,800,000       5,801,108
                                                                   ---------------
                                                                         6,063,464
                                                                   ---------------

-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

BUILDING PRODUCTS - 0.1%
C10 Capital, Ltd. 6.722%, due 12/18/49............ $     6,800,000 $     6,320,600
                                                                   ---------------
CAPITAL MARKETS - 4.0%
Bear Stearns Cos., Inc. 6.950%, due 08/10/12......       8,200,000       8,533,699
  7.250%, due 02/01/18............................       5,000,000       5,226,835
Goldman Sachs Group, Inc. 5.700%, due 09/01/12....          55,000          55,223
  5.450%, due 11/01/12............................      14,200,000      14,061,763
  6.150%, due 04/01/18............................       1,800,000       1,749,433
  6.750%, due 10/01/37............................      13,500,000      12,386,290
Lehman Brothers Holdings, Inc.
  2.649%, due 12/23/08(a).........................      12,500,000      12,262,125
  5.625%, due 01/24/13............................      32,500,000      30,791,637
  6.750%, due 12/28/17............................      14,800,000      13,927,185
  6.875%, due 05/02/18............................       3,900,000       3,782,228
Merrill Lynch & Co., Inc.
  6.050%, due 08/15/12............................      11,500,000      11,265,320
  6.400%, due 08/28/17............................       3,100,000       2,872,559
  6.875%, due 04/25/18............................      23,400,000      22,309,186
Morgan Stanley
  5.300%, due 03/01/13............................         800,000         771,629
  4.401%, due 10/18/16(a).........................       3,900,000       3,389,030
  5.950%, due 12/28/17............................      48,200,000      43,832,887
Morgan Stanley Dean Witter Capital 4.920%, due
  03/12/35........................................         495,000         482,165
Small Business Administration
  7.449%, due 08/10/10............................         152,872         156,519
  6.353%, due 03/10/11............................          41,354          42,363
  5.471%, due 03/10/18............................       4,600,000       4,532,104
  5.500%, due 10/01/18............................         113,366         114,773
                                                                   ---------------
                                                                       192,544,953
                                                                   ---------------
CHEMICALS - 0.7%
Dow Chemical Co. 7.375%, due 11/01/29.............         185,000         196,752
ICI Wilmington, Inc. 5.625%, due 12/01/13.........         340,000         344,228
NGPL PipeCo LLC
  7.119%, due 12/15/17 (144A)(b)..................      16,400,000      16,790,484
  7.768%, due 12/15/37 (144A)(b)..................       6,700,000       7,036,809
Rohm & Haas Co. 6.000%, due 09/15/17..............       8,500,000       8,291,257
                                                                   ---------------
                                                                        32,659,530
                                                                   ---------------
COMMERCIAL BANKS - 6.2%
ABN AMRO N.A. Holding Capital 6.523%, due
  12/29/49 (144A)(b)..............................         345,000         335,428

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

COMMERCIAL BANKS - CONTINUED
Bank of Ireland
  2.589%, due 12/19/08(a)......................... $     7,700,000 $     7,697,867
  2.814%, due 12/18/09(a).........................       5,400,000       5,346,227
Barclays Bank Plc
  5.450%, due 09/12/12............................      39,300,000      39,793,490
  6.050%, due 12/04/17 (144A)(b)..................      59,400,000      58,326,583
  7.434%, due 09/29/49 (144A)(b)..................       6,700,000       6,294,797
  7.700%, due 12/31/49 (144A)(b)..................      22,600,000      23,108,251
Credit Agricole S.A. London 3.090%, due 05/28/09
  (144A)(a)(b)....................................      18,100,000      18,023,672
Fleet Boston Financial Corp. 7.375%, due 12/01/09.          70,000          72,799
Glitnir Banki HF 4.154%, due 04/20/10 (144A)(a)(b)       4,700,000       4,083,666
HSBC Capital Funding LP
  4.610%, due 12/29/49 (144A)(b)..................         585,000         515,759
  9.547%, due 12/31/49 (144A)(b)..................         350,000         365,349
ICICI Bank, Ltd. 4.917%, due 01/12/10 (144A)(a)(b)       3,000,000       2,909,877
JPMorgan Chase Bank N.A. 6.000%, due 10/01/17.....      28,900,000      28,123,688
KeyBank N.A. 4.682%, due 06/02/10 (144A)(a)(b)....      11,300,000      11,263,026
Popular N.A., Inc. 4.700%, due 06/30/09...........          50,000          49,400
Rabobank Capital Fund Trust III 5.254%, due
  12/29/49 (144A)(a)..............................         370,000         318,264
RBS Capital Trust II 6.425%, due 12/29/49.........         120,000         106,942
RBS Capital Trust III 5.512%, due 09/29/49........         815,000         709,213
Royal Bank of Scotland Group Plc 7.640%, due
  03/31/49........................................      14,500,000      13,278,926
  6.990%, due 10/29/49 (144A)(b)..................       2,000,000       1,803,002
UBS AG 3.704%, due 05/05/10.......................      21,700,000      21,146,368
Unicredit Luxembourg Finance S.A. 3.768%, due
  10/24/08 (144A)(a)(b)...........................      13,100,000      13,091,904

----------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
----------------------------------------------------------------------------------

COMMERCIAL BANKS - CONTINUED
Wachovia Corp. 7.980%, due 12/31/49............... $    46,000,000 $    42,368,300
Westpac Capital Trust III 5.819%, due 12/29/49
  (144A)(b).......................................          80,000          73,841
Westpac Capital Trust IV 5.256%, due 12/29/49
  (144A)(b).......................................         165,000         135,104
                                                                   ---------------
                                                                       299,341,743
                                                                   ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Allied Waste North America, Inc. 7.250%, due
  03/15/15........................................         300,000         300,750
C8 Capital SPV, Ltd. 6.640%, due 12/31/49
  (144A)(b).......................................       2,100,000       1,958,432
RR Donnelley & Sons Co. 4.950%, due 04/01/14......       6,200,000       5,688,271
                                                                   ---------------
                                                                         7,947,453
                                                                   ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
Calyon New York 4.035%, due 01/16/09(a)...........      14,600,000      14,561,295
                                                                   ---------------
COMPUTERS & PERIPHERALS - 0.4%
International Business Machines Corp. 5.700%, due
  09/14/17........................................      19,300,000      19,622,696
                                                                   ---------------
CONSUMER FINANCE - 2.8%
American Express Bank FSB S.A. 2.610%, due
  06/12/09(a).....................................      18,100,000      17,975,961
  5.500%, due 04/16/13 (144A)(b)..................      16,700,000      16,345,827
  6.000%, due 09/13/17............................      34,000,000      32,862,190
American Express Centurion Bank 6.000%, due
  09/13/17........................................      34,000,000      32,805,274
Capital One Financial Corp. 6.750%, due 09/15/17..      10,600,000      10,502,766
Ford Motor Credit Co. LLC 7.250%, due 10/25/11....       1,300,000       1,008,138
  9.750%, due 09/15/10............................       4,100,000       3,576,389
  7.800%, due 06/01/12............................         800,000         619,208
General Motors Acceptance Corp. LLC 4.315%, due
  05/15/09(a).....................................       1,600,000       1,504,806
  7.250%, due 03/02/11............................       5,000,000       3,677,085
  5.375%, due 06/06/11(f).........................       1,000,000       1,040,482
  7.000%, due 02/01/12............................       7,700,000       5,356,166
  6.625%, due 05/15/12............................      10,300,000       7,071,445
                                                                   ---------------
                                                                       134,345,737
                                                                   ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 6.9%
ANZ Capital Trust II 5.360%, due 12/29/49
  (144A)(b)....................................... $       525,000 $       478,067
Bank of America Corp. 5.650%, due 05/01/18........      17,800,000      16,648,411
  8.000%, due 12/29/49............................      29,600,000      27,776,344
  8.125%, due 12/29/49............................      43,400,000      41,078,534
Citigroup Capital XXI 8.300%, due 12/21/57........      14,000,000      13,255,466
Citigroup, Inc. 5.625%, due 08/27/12..............       1,000,000         984,708
  5.500%, due 04/11/13............................      17,900,000      17,488,049
  6.125%, due 11/21/17-05/15/18...................      47,500,000      45,657,876
  5.875%, due 05/29/37............................       7,000,000       5,971,301
  8.400%, due 10/30/49............................      32,900,000      31,316,194
GATX Financial Corp. 5.800%, due 03/01/16.........       5,000,000       4,827,590
General Electric Capital Corp. 3.244%, due
  10/24/08(a).....................................      52,000,000      51,945,712
  5.450%, due 01/15/13............................         375,000         383,198
  6.750%, due 03/15/32............................         165,000         166,637
  6.500%, due 09/15/67 (144A)(a)(b)(e)............      11,900,000      22,002,407
  6.375%, due 11/15/67............................       5,400,000       5,116,160
HSBC Finance Corp. 3.954%, due 10/21/09(a)........      11,600,000      11,330,938
JPMorgan Chase & Co. 6.000%, due 01/15/18.........      15,000,000      14,638,230
Pearson Dollar Finance Plc 5.700%, due 06/01/14
  (144A)(b).......................................      13,500,000      13,193,388
Santander Perpetual S.A. Unipersonal 6.671%, due
  10/29/49 (144A)(b)..............................       7,400,000       7,161,010
Teco Finance, Inc. 6.750%, due 05/01/15...........       4,400,000       4,450,556
                                                                   ---------------
                                                                       335,870,776
                                                                   ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
AT&T, Inc. 6.300%, due 01/15/38...................       6,400,000       6,065,984
CenturyTel, Inc. 6.000%, due 04/01/17.............       5,000,000       4,508,850
Deutsche Bank AG London 6.000%, due 09/01/17......      26,200,000      26,454,140
Deutsche Telekom International Finance
  B.V. 8.750%, due 06/15/30.......................          50,000          57,519

----------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Embarq Corp. 7.995%, due 06/01/36................. $     6,600,000 $     6,260,239
France Telecom S.A. 1.000%, due 03/01/31..........         165,000         200,275
Nortel Networks, Ltd. 10.125%, due 07/15/13.......         500,000         491,250
Qwest Capital Funding, Inc. 7.250%, due 02/15/11..       8,000,000       7,800,000
Qwest Communications International, Inc. 7.500%,
  due 02/15/14....................................         511,000         488,005
Qwest Corp. 5.625%, due 11/15/08..................       2,000,000       2,005,000
  8.875%, due 03/15/12............................       1,720,000       1,763,000
SBC Communications, Inc. 4.125%, due 09/15/09.....       4,000,000       4,005,840
  5.100%, due 09/15/14............................         380,000         372,992
  5.625%, due 06/15/16............................         455,000         451,309
Sprint Capital Corp. 6.900%, due 05/01/19.........         220,000         193,401
  8.750%, due 03/15/32............................       6,900,000       6,588,120
Verizon Global Funding Corp. 7.375%, due 09/01/12.         185,000         199,785
Verizon New York, Inc. 6.875%, due 04/01/12.......         325,000         339,220
  7.375%, due 04/01/32............................         155,000         157,897
                                                                   ---------------
                                                                        68,402,826
                                                                   ---------------
ELECTRIC UTILITIES - 0.7%
Arizona Public Service Co. 4.650%, due 05/15/15...         165,000         144,927
Consumers Energy Co. 5.000%, due 02/15/12.........       2,500,000       2,478,618
Dominion Resources, Inc. 6.300%, due 03/15/33.....         210,000         197,302
DTE Energy Co. 6.375%, due 04/15/33...............         260,000         245,392
Enel Finance International S.A. 6.250%, due
  09/15/17 (144A)(b)..............................      10,550,000      10,693,807
Nisource Finance Corp. 6.150%, due 03/01/13.......         475,000         474,224
  5.400%, due 07/15/14............................      10,000,000       9,366,700
  5.250%, due 09/15/17............................       7,500,000       6,663,233
Pacificorp 4.300%, due 09/15/08...................         250,000         250,076
Pepco Holdings, Inc. 6.450%, due 08/15/12.........          90,000          91,742
  7.450%, due 08/15/32............................         180,000         185,975

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES - CONTINUED
Progress Energy, Inc. 7.100%, due 03/01/11........ $     1,600,000 $     1,684,598
  6.850%, due 04/15/12............................         650,000         686,315
                                                                   ---------------
                                                                        33,162,909
                                                                   ---------------
ENERGY EQUIPMENT & SERVICES - 0.0%
Transocean, Inc. 6.800%, due 03/15/38.............       1,000,000       1,026,030
                                                                   ---------------
FOOD & STAPLES RETAILING - 0.6%
CVS Caremark Corp. 3.376%, due 06/01/10(a)........      17,200,000      16,795,232
Safeway, Inc. 4.125%, due 11/01/08................         480,000         480,350
Wal-Mart Stores, Inc. 5.800%, due 02/15/18........       6,600,000       6,846,180
  6.500%, due 08/15/37............................       2,700,000       2,787,915
                                                                   ---------------
                                                                        26,909,677
                                                                   ---------------
FOOD PRODUCTS - 0.5%
Kraft Foods, Inc. 6.125%, due 02/01/18............      23,500,000      22,884,605
  6.875%, due 02/01/38............................       2,100,000       2,047,958
                                                                   ---------------
                                                                        24,932,563
                                                                   ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Boston Scientific Corp. 6.000%, due 06/15/11......       5,000,000       4,912,500
Covidien International Finance S.A. 6.000%, due
  10/15/17........................................       5,000,000       5,069,410
                                                                   ---------------
                                                                         9,981,910
                                                                   ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
HCA, Inc. 9.250%, due 11/15/16....................       1,800,000       1,858,500
Prudential Holding LLC 8.695%, due 12/18/23
  (144A)(b).......................................         150,000         174,843
Quest Diagnostics, Inc. 5.450%, due 11/01/15......       5,000,000       4,745,615
UnitedHealth Group, Inc. 6.000%, due 02/15/18.....      11,100,000      10,756,677
  6.875%, due 02/15/38............................       2,200,000       2,088,240
                                                                   ---------------
                                                                        19,623,875
                                                                   ---------------
HOTELS, RESTAURANTS & LEISURE - 0.0%
Mandalay Resort Group 6.500%, due 07/31/09........         800,000         794,000
                                                                   ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
NRG Energy, Inc. 7.250%, due 02/01/14.............       5,500,000       5,266,250
  7.375%, due 02/01/16............................         700,000         660,625

----------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - CONTINUED
PSEG Power LLC 5.500%, due 12/01/15............... $       420,000 $       405,056
  8.625%, due 04/15/31............................         245,000         296,119
                                                                   ---------------
                                                                         6,628,050
                                                                   ---------------
INSURANCE - 0.7%
American International Group, Inc. 5.850%, due
  01/16/18........................................      20,600,000      19,333,553
CNA Financial Corp. 5.850%, due 12/15/14..........       5,000,000       4,804,085
ING Capital Funding Trust III 1.000%, due 12/31/49         200,000         202,192
Liberty Mutual Group, Inc. 5.750%, due 03/15/14
  (144A)(b).......................................       5,750,000       5,550,556
Nationwide Financial Services, Inc. 6.250%, due
  11/15/11........................................          55,000          56,090
  5.900%, due 07/01/12............................          60,000          59,695
Principal Life Income Funding Trusts 5.300%, due
  04/24/13........................................       3,400,000       3,403,590
                                                                   ---------------
                                                                        33,409,761
                                                                   ---------------
IT SERVICES - 0.2%
Western Union Co. (The) 5.930%, due 10/01/16......      10,000,000       9,823,470
                                                                   ---------------
MEDIA - 0.9%
British Sky Broadcasting Group Plc 6.100%, due
  02/15/18 (144A)(b)..............................      15,000,000      14,781,615
Comcast Corp. 7.050%, due 03/15/33................          75,000          76,422
Cox Communications, Inc. 4.625%, due 06/01/13.....         430,000         407,510
News America Holdings, Inc. 8.250%, due 08/10/18..         110,000         123,954
  7.750%, due 01/20/24............................          25,000          27,075
Omnicom Group, Inc. 5.900%, due 04/15/16..........       5,000,000       4,885,460
Time Warner Cos., Inc. 5.875%, due 11/15/16.......       6,500,000       6,139,101
  9.150%, due 02/01/23............................         155,000         178,205
  8.375%, due 03/15/23............................         260,000         280,782
  7.625%, due 04/15/31............................         310,000         315,579
Viacom, Inc. 6.250%, due 04/30/16.................      15,000,000      14,510,100
                                                                   ---------------
                                                                        41,725,803
                                                                   ---------------
METALS & MINING - 0.2%
Vale Overseas, Ltd. 6.875%, due 11/21/36..........       8,200,000       7,656,627
                                                                   ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR               VALUE
SECURITY DESCRIPTION                                   AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------

MULTILINE RETAIL - 0.1%
Federated Department Stores, Inc. 6.300%, due
  04/01/09........................................ $        60,000    $        59,775
Target Corp. 6.000%, due 01/15/18.................       5,000,000          5,033,208
                                                                      ---------------
                                                                            5,092,983
                                                                      ---------------
OIL, GAS & CONSUMABLE FUELS - 1.0%
Chesapeake Energy Corp. 7.500%, due 06/15/14......         500,000            498,750
  7.000%, due 08/15/14............................         800,000            788,000
Duke Capital LLC 6.250%, due 02/15/13.............         375,000            382,015
  8.000%, due 10/01/19............................          55,000             60,278
Dynegy Holdings, Inc. 7.500%, due 06/01/15........       1,100,000          1,020,250
El Paso Corp. 6.375%, due 02/01/09................       1,000,000          1,006,374
  7.750%, due 01/15/32............................       2,815,000          2,834,097
Gaz Capital S.A.
  8.146%, due 04/11/18 (144A)(b)..................      12,400,000         12,880,500
  8.625%, due 04/28/34............................      23,300,000         25,338,750
Husky Energy, Inc. 6.150%, due 06/15/19...........         215,000            212,417
Kinder Morgan Energy Partners 7.400%, due 03/15/31         225,000            231,877
  7.750%, due 03/15/32............................         135,000            146,528
  7.300%, due 08/15/33............................          90,000             92,353
Magellan Midstream Partners 5.650%, due 10/15/16..         385,000            367,685
Transcontinental Gas Pipe Line Corp. 8.875%, due
  07/15/12........................................          35,000             38,938
Valero Energy Corp. 7.500%, due 04/15/32..........         225,000            228,348
Williams Cos., Inc.
  6.750%, due 04/15/09 (144A)(b)..................       1,000,000          1,010,000
  6.375%, due 10/01/10 (144A)(b)..................       2,900,000          2,943,500
  7.500%, due 01/15/31............................         800,000            813,000
                                                                      ---------------
                                                                           50,893,660
                                                                      ---------------
PAPER & FOREST PRODUCTS - 0.1%
International Paper Co. 5.850%, due 10/30/12......          28,000             26,999
  5.250%, due 04/01/16............................       6,500,000          5,556,213
                                                                      ---------------
                                                                            5,583,212
                                                                      ---------------
PHARMACEUTICALS - 2.2%
GlaxoSmithKline Capital,
  Inc. 3.310%, due 05/13/10(a)....................      49,400,000         49,557,882
  4.850%, due 05/15/13............................      49,400,000         49,386,366

-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

PHARMACEUTICALS - CONTINUED
Wyeth
  5.500%, due 03/15/13-02/15/16................... $     7,500,000 $     7,587,140
  6.450%, due 02/01/24............................         160,000         165,066
                                                                   ---------------
                                                                       106,696,454
                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
HCP, Inc. 6.700%, due 01/30/18....................       7,500,000       6,754,508
Health Care Property Investors, Inc. 5.950%, due
  09/15/11........................................       4,100,000       3,983,822
Ventas Realty LP/Ventas Capital Corp. 8.750%, due
  05/01/09........................................       1,500,000       1,537,500
                                                                   ---------------
                                                                        12,275,830
                                                                   ---------------
ROAD & RAIL - 0.4%
Con-way, Inc. 7.250%, due 01/15/18................      10,000,000      10,150,510
CSX Corp. 6.250%, due 03/15/18....................      10,000,000       9,643,620
Norfolk Southern Corp. 5.590%, due 05/17/25.......          60,000          54,380
  7.800%, due 05/15/27............................           7,000           7,877
  5.640%, due 05/17/29............................         168,000         152,072
  7.250%, due 02/15/31............................          65,000          70,718
Union Pacific Corp. 6.625%, due 02/01/29..........          50,000          50,830
                                                                   ---------------
                                                                        20,130,007
                                                                   ---------------
SPECIALTY RETAIL - 0.4%
Home Depot, Inc. 5.400%, due 03/01/16.............       5,000,000       4,598,275
Limited Brands, Inc. 6.900%, due 07/15/17.........      15,000,000      13,651,875
                                                                   ---------------
                                                                        18,250,150
                                                                   ---------------
TOBACCO - 0.1%
Philip Morris International, Inc. 6.375%, due
  05/16/38........................................       4,100,000       3,995,553
Reynolds American, Inc. 7.625%, due 06/01/16......       2,400,000       2,500,351
                                                                   ---------------
                                                                         6,495,904
                                                                   ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
GATX Corp. 6.000%, due 02/15/18...................       5,000,000       4,867,160
                                                                   ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.8%
AT&T Wireless Services, Inc. 7.875%, due 03/01/11.      70,415,000      75,012,677
  8.125%, due 05/01/12............................           5,000           5,481
  8.750%, due 03/01/31............................         245,000         291,496
Cingular Wireless LLC 6.500%, due 12/15/11........         700,000         728,132

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Sprint Nextel Corp. 6.000%, due 12/01/16.......... $    11,250,000 $     9,690,266
                                                                   ---------------
                                                                        85,728,052
                                                                   ---------------
Total Domestic Bonds & Debt Securities (Cost
$1,704,218,159)                                                      1,649,369,160
                                                                   ---------------

FOREIGN BONDS & DEBT SECURITIES - 7.1%
ARUBA GUILDER - 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13........         220,000         231,365
                                                                   ---------------
BRAZIL - 2.4%
Brazil Notas do Tesouro Nacional Serie F
  10.000%, due 01/01/17(g)........................       4,900,000      23,970,914
Federal Republic of Brazil
  10.000%, due 01/01/12(g)........................      15,930,200      86,728,592
  10.250%, due 01/10/28(g)........................       7,100,000       3,794,233
                                                                   ---------------
                                                                       114,493,739
                                                                   ---------------
CAYMAN ISLANDS - 0.1%
Hutchison Whampoa International, Ltd.
  6.250%, due 01/24/14 (144A)(b)..................         245,000         245,545
Mizuho Finance 5.790%, due 04/15/14 (144A)(b).....         315,000         321,377
Petroleum Export, Ltd. 5.265%, due 06/15/11
  (144A)(b).......................................       3,298,050       3,274,700
                                                                   ---------------
                                                                         3,841,622
                                                                   ---------------
DENMARK - 0.7%
Nykredit Realkredit A.S.
  5.000%, due 10/01/38(a)(h)......................      25,292,581       4,794,212
  5.000%, due 10/01/38(h).........................      24,684,717       4,738,619
Realkredit Danmark A.S. 5.000%, due 10/01/38(a)(h)     122,750,312      23,293,540
                                                                   ---------------
                                                                        32,826,371
                                                                   ---------------
FRANCE - 0.0%
AXA S.A. 8.600%, due 12/15/30.....................          60,000          64,790
France Telecom S.A. 1.000%, due 03/01/11..........         400,000         423,872
                                                                   ---------------
                                                                           488,662
                                                                   ---------------
GERMANY - 3.3%
Bundesrepublik Deutschland 5.625%, due 01/04/28(e)       2,900,000       4,934,743
  5.500%, due 01/04/31(e).........................      47,300,000      79,700,145
  4.750%, due 07/04/34(e).........................      50,000,000      76,611,389
                                                                   ---------------
                                                                       161,246,277
                                                                   ---------------

----------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
----------------------------------------------------------------------------------

LUXEMBOURG - 0.1%
Telecom Italia Capital S.A. 4.000%, due 11/15/08.. $       270,000 $       269,984
  7.721%, due 06/04/38............................         510,000         503,328
VTB Capital S.A. for Vneshtorgbank 3.839%, due
  08/01/08 (144A)(a)(b)...........................       6,500,000       6,443,125
                                                                   ---------------
                                                                         7,216,437
                                                                   ---------------
NETHERLANDS - 0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13.....         425,000         417,402
                                                                   ---------------
NORWAY - 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A)(b)....         115,000         115,355
                                                                   ---------------
PANAMA - 0.1%
Panama Government International Bond 9.375%, due
  04/01/29........................................       1,161,000       1,523,812
Republic of Panama 6.700%, due 01/26/36...........       1,150,000       1,173,000
                                                                   ---------------
                                                                         2,696,812
                                                                   ---------------
RUSSIA - 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13
  (144A)(b).......................................         130,000         144,534
Russian Federation 11.000%, due 07/24/18..........         100,000         140,497
                                                                   ---------------
                                                                           285,031
                                                                   ---------------
SINGAPORE - 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19
  (144A)(b).......................................         470,000         442,280
                                                                   ---------------
SOUTH AFRICA - 0.0%
South Africa Government International Bond
  5.875%, due 05/30/22............................         700,000         652,645
                                                                   ---------------
SOUTH KOREA - 0.4%
Export-Import Bank of Korea 3.166%, due
  06/01/09(a).....................................      16,200,000      16,054,103
Industrial Bank of Korea 4.000%, due 05/19/14
  (144A)(b).......................................         335,000         331,414
Korea Development Bank 4.843%, due 04/03/10(a)....       1,600,000       1,596,605
Korea First Bank, Ltd. 7.267%, due
  03/03/34 (144A)(b)(d)...........................         240,000         241,333
Woori Bank Korea 5.750%, due 03/13/14 (144A)(b)...         305,000         304,960
                                                                   ---------------
                                                                        18,528,415
                                                                   ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

SWEDEN - 0.0%
Skandinaviska Enskilda Banken 4.958%, due
  03/29/49 (144A)(b).............................. $       415,000 $       351,911
Swedbank 9.000%, due 12/29/49 (144A)(b)...........         180,000         182,579
                                                                   ---------------
                                                                           534,490
                                                                   ---------------
UKRAINE - 0.0%
Republic of Ukraine 6.875%, due 03/04/11..........         200,000         198,280
  7.650%, due 06/11/13............................         500,000         487,500
                                                                   ---------------
                                                                           685,780
                                                                   ---------------
UNITED KINGDOM - 0.0%
British Telecom Plc 8.625%, due 12/15/10..........         190,000         204,125
HBOS Capital Funding LP 6.071%, due 06/30/49
  (144A)(b).......................................          45,000          38,954
HBOS Plc 5.375%, due 12/29/49 (144A)(b)...........         285,000         251,596
Standard Chartered Bank 6.400%, due
  09/26/17 (144A)(b)..............................         235,000         257,099
                                                                   ---------------
                                                                           751,774
                                                                   ---------------
Total Foreign Bonds & Debt Securities (Cost
$337,076,667)                                                          345,454,457
                                                                   ---------------

U. S. GOVERNMENT & AGENCY OBLIGATIONS - 73.5%
Federal Home Loan Mortgage Corp. 7.000%, due
  09/01/10........................................           4,938           5,116
  6.500%, due 04/01/11- 06/01/29..................         184,506         193,530
  6.000%, due 05/01/11- 04/01/23..................       9,244,860       9,454,840
  5.500%, due 05/01/14- 05/01/35..................      35,644,883      35,369,762
  5.000%, due 09/15/16- 09/01/35..................     119,762,268     120,505,000
  3.625%, due 11/15/23(a).........................       1,785,916       1,824,334
  6.813%, due 01/01/29(a).........................       1,515,411       1,532,865
  3.058%, due 05/15/29(a).........................          21,822          21,819
  5.883%, due 11/01/31(a).........................          96,382          98,199
  3.500%, due 07/15/32............................         315,175         301,370
  7.396%, due 08/01/32(a).........................         400,600         402,997
  2.708%, due 07/15/34(a).........................         434,397         430,357
  4.465%, due 10/01/34(a).........................         284,321         285,917
  4.359%, due 11/01/34(a).........................         197,067         199,754
  4.382%, due 11/01/34(a).........................         540,936         541,221

----------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
----------------------------------------------------------------------------------

U. S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
  4.392%, due 11/01/34(a)......................... $       171,551 $       173,385
  4.476%, due 11/01/34(a).........................         266,771         269,765
  4.358%, due 01/01/35(a).........................         339,260         342,231
  4.409%, due 01/01/35(a).........................       1,293,614       1,311,423
  4.334%, due 02/01/35(a).........................         387,373         391,567
  4.351%, due 02/01/35(a).........................         254,415         257,699
  4.420%, due 02/01/35(a).........................         615,075         615,416
  4.431%, due 02/01/35(a).........................         344,347         347,232
  4.436%, due 02/01/35(a).........................         328,714         332,194
  4.452%, due 02/01/35(a).........................         166,323         168,284
  4.499%, due 02/01/35(a).........................         417,790         423,638
  5.134%, due 03/01/35(a).........................       2,098,099       2,109,166
  4.437%, due 06/01/35(a).........................       7,178,663       7,244,185
  4.571%, due 08/01/35(a).........................       3,600,379       3,659,624
  4.906%, due 09/01/35(a).........................       3,993,722       4,040,256
  5.302%, due 09/01/35(a).........................      11,218,241      11,377,877
  4.928%, due 07/25/44(a).........................      16,486,624      15,439,644
  4.728%, due 10/25/44(a).........................       3,121,695       3,037,227
  4.728%, due 02/25/45(a).........................         271,471         252,412
  5.500%, due TBA(i)..............................     385,500,000     379,777,638
Federal National Mortgage Assoc. 6.000%, due
  11/01/08-   05/01/38............................     439,792,199     444,408,706
  5.500%, due 10/01/08- 11/01/35..................     436,828,024     433,769,068
  7.000%, due 04/01/11- 05/01/11..................          25,468          26,284
  8.000%, due 11/01/13- 10/01/25..................          20,916          21,750
  6.500%, due 12/01/13- 10/01/17..................         857,827         895,239
  5.000%, due 02/01/18- 02/01/38..................     623,340,664     602,481,448
  5.631%, due 10/01/28(a).........................         289,086         292,056
  7.500%, due 09/01/30............................           2,899           3,125
  6.895%, due 02/01/31(a).........................       1,044,521       1,076,766
  5.962%, due 09/01/31(a).........................         160,010         160,942
  2.856%, due 09/18/31(a).........................       1,341,933       1,332,713
  3.383%, due 04/25/32(a).........................         595,557         600,189
  5.399%, due 07/01/32(a).........................          95,243          97,036
  5.366%, due 09/01/32(a).........................         648,696         650,258
  7.061%, due 11/01/32(a).........................         350,861         353,438
  4.608%, due 03/01/33(a).........................          23,100          23,412
  4.663%, due 06/01/33(a).........................         270,109         272,800
  4.596%, due 07/01/33(a).........................         191,694         194,350
  4.382%, due 04/01/34(a).........................          77,722          78,333
  3.700%, due 05/01/34(a).........................       3,395,521       3,399,178
  5.001%, due 09/01/34(a).........................       6,760,833       6,796,803
  5.364%, due 09/01/34(a).........................         412,226         411,084
  4.763%, due 10/01/34(a).........................         104,020         105,517

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

U. S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
  4.285%, due 11/01/34(a)......................... $    14,301,131 $    14,571,481
  4.558%, due 11/01/34(a).........................         737,363         751,629
  4.640%, due 11/01/34(a).........................          36,011          36,558
  4.526%, due 12/01/34(a).........................         362,576         368,776
  4.704%, due 12/01/34(a).........................       3,720,562       3,765,380
  4.746%, due 12/01/34(a).........................      10,420,586      10,532,044
  4.329%, due 01/01/35(a).........................         133,896         135,821
  4.451%, due 01/01/35(a).........................         433,218         438,302
  4.484%, due 01/01/35(a).........................         437,840         442,857
  4.515%, due 01/01/35(a).........................         467,980         473,052
  4.831%, due 01/01/35(a).........................         887,699         896,863
  4.290%, due 02/01/35(a).........................         253,870         255,691
  4.430%, due 02/01/35(a).........................       1,048,535       1,056,965
  4.411%, due 03/01/35(a).........................         390,675         394,307
  4.667%, due 04/01/35- 05/25/35(a)...............       8,916,441       9,077,742
  4.374%, due 05/01/35(a).........................         556,644         560,355
  4.748%, due 05/01/35(a).........................       3,010,368       3,043,657
  4.250%, due 08/01/35(a).........................       4,448,798       4,443,033
  4.735%, due 08/01/35(a).........................       4,161,167       4,217,577
  4.727%, due 09/01/35(a).........................      10,108,121      10,147,491
  4.707%, due 10/01/35(a).........................       4,378,453       4,420,797
  4.678%, due 11/01/35(a).........................       3,602,540       3,625,978
  4.758%, due 11/01/35(a).........................       2,384,059       2,408,132
  5.244%, due 11/01/35(a).........................       1,538,110       1,571,745
  5.409%, due 01/01/36(a).........................       1,567,397       1,576,566
  6.394%, due 08/01/36(a).........................       4,877,319       5,007,894
  5.225%, due 12/01/36(a).........................       1,308,630       1,312,462
  4.490%, due 08/01/41- 10/01/44(a)...............       5,669,155       5,670,108
  4.540%, due 09/01/41(a).........................       2,864,281       2,854,189
  4.449%, due 08/01/42(a).........................         719,768         719,546
  5.000%, due TBA(i)..............................     118,300,000     113,453,389
  5.500%, due TBA(i)..............................      69,800,000      68,807,514
  6.000%, due TBA(i)..............................   1,015,200,000   1,024,241,371
Government National Mortgage Assoc. 8.250%, due
  02/15/09........................................               6               7
  6.000%, due 04/15/14............................          62,637          64,651
  5.375%, due 02/20/22- 02/20/27(a)...............         162,918         163,595
  6.375%, due 04/20/22- 05/20/32(a)...............         492,433         501,729
  7.000%, due 10/15/23............................          44,359          47,374
  7.500%, due 01/15/26-04/15/31...................       6,098,008       6,532,715
  5.125%, due 01/20/26- 11/20/30(a)...............         303,730         305,233
  5.625%, due 08/20/27- 09/20/33(a)...............         687,370         694,192

----------------------------------------------------------------------------------
                                                        PAR            VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
----------------------------------------------------------------------------------

U. S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
  5.250%, due 02/20/28- 01/20/30(a)............... $       182,910 $       183,733
  6.875%, due 04/20/29(a).........................          69,466          70,980
  2.960%, due 02/16/30(a).........................          46,896          47,301
  2.760%, due 01/16/31(a).........................         131,862         130,868
  5.500%, due 10/20/31(a).........................           7,860           7,929
  4.750%, due 03/20/32(a).........................           1,950           1,953
  6.500%, due 04/20/32(a).........................          22,551          23,013
  5.000%, due 03/20/33(a).........................          21,157          21,157
  6.500%, due 12/15/37............................      66,498,657      68,844,922
  6.500%, due TBA(i)..............................      42,000,000      43,384,698
U.S. Treasury Inflation Index Bond 2.375%, due
  04/15/11- 01/15/27..............................      41,650,118      43,970,918
                                                                   ---------------
Total U.S. Government & Agency Obligations (Cost
$3,576,456,668)                                                      3,566,464,679
                                                                   ---------------
LOAN PARTICIPATION - 1.3%
AES Corp. 1.000%, due 04/30/10 (144A)(d)..........       5,600,000       5,572,000
Biomet 5.696%, due 02/15/15 (144A)(a)(b)..........       2,977,500       2,923,533
Cablevision Systems Corp. 4.225%, due 03/29/13
  (144A)(a)(b)....................................       6,946,835       6,616,152
Chrysler Finco 6.780%, due 08/03/14 (144A)(a)(b)..      13,895,000      11,487,691
First Data Corp.
  5.551%, due 09/24/14 (144A)(a)(d)...............          66,504          61,341
  5.552%, due 09/24/14 (144A)(a)(d)...............         930,990         858,722
Ford Motor Co. 1.000%, due 11/29/13 (144A)(b).....       6,895,000       5,591,845
Georgia Pacific Corp.
  4.399%, due 12/20/12 (144A)(a)..................         483,442         457,432
  4.446%, due 12/20/12 (144A)(a)(b)...............       3,867,537       3,659,456
  4.446%, due 12/20/12 (144A)(a)..................         241,721         228,716
  4.551%, due 12/20/12 (144A)(a)..................         356,539         337,356
HCA, Inc. 5.051%, due 11/14/13 (144A)(a)(b).......       9,899,812       9,310,604

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
                                                     SHARES/PAR        VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------------

LOAN PARTICIPATION - CONTINUED
Nordic Telephone
  6.340%, due 11/30/13 (144A)(a)(b)(e)............ $     1,714,504 $     2,634,412
  6.590%, due 11/30/14 (144A)(a)(b)(e)............       2,052,793       3,167,880
TXU Energy 6.478%, due 10/10/14 (144A)(a)(b)......       2,493,734       2,319,173
UPC Broadband Term M1 6.467%, due 12/31/14
  (144A)(a)(b)(e).................................       4,049,167       5,811,573
                                                                   ---------------
Total Loan Participation (Cost $63,350,303)                             61,037,886
                                                                   ---------------

PREFERRED STOCKS - 0.4%
Bank of America Corp.*............................           8,500       7,522,500
Federal National Mortgage Association*............         208,000       4,773,600
Wachovia Corp.*...................................           7,200       6,374,916
                                                                   ---------------
Total Preferred Stocks (Cost $20,900,000)                               18,671,016
                                                                   ---------------

CONVERTIBLE PREFERRED STOCK - 0.2%
INSURANCE - 0.2%
American International Group, Inc. 8.500%, due
  08/01/11 (Cost - $12,667,500)...................         168,900      10,014,081
                                                                   ---------------
PURCHASED OPTIONS - 0.3%
Option on Interest Rate Swaps Calls, Expire
  12/19/08........................................ $    87,000,000         800,455
Option on Interest Rate Swaps Calls, Expire
  08/03/09........................................     475,600,000       2,287,655
OTC Eurodollar Calls, Expire 05/21/10.............       4,500,000         795,420
OTC Eurodollar Calls, Expire 05/21/10.............       4,000,000         707,040
OTC Eurodollar Calls, Expire 05/21/10.............       4,000,000         707,040
OTC Eurodollar Calls, Expire 06/03/10.............       9,300,000       1,645,815
OTC Eurodollar Puts, Expire 05/21/10..............       4,500,000         138,421
OTC Eurodollar Puts, Expire 05/21/10..............       4,000,000         123,072
OTC Eurodollar Puts, Expire 05/21/10..............       4,000,000         123,041
OTC Eurodollar Puts, Expire 06/03/10..............       9,300,000         290,580
OTC Japanese Yen Calls, Expire 03/17/10...........      30,000,000       1,298,130

-------------------------------------------------------------------------------------
                                                        PAR             VALUE
SECURITY DESCRIPTION                                   AMOUNT          (NOTE 2)
-------------------------------------------------------------------------------------

PURCHASED OPTIONS - CONTINUED
OTC Japanese Yen Calls, Expire 06/03/10........... $     5,400,000 $       689,700
OTC Japanese Yen Calls, Expire 06/03/10...........      23,600,000         591,723
OTC Japanese Yen Puts, Expire 06/03/10............      23,600,000       2,001,091
OTC Japanese Yen Puts, Expire 06/03/10............       5,400,000         354,965
OTC Japanese Yen Puts, Expire 3/17/10.............      30,000,000       1,859,580
                                                                   ---------------
Total Purchased Options (Cost $14,022,621)                              14,413,728
                                                                   ---------------

SHORT-TERM INVESTMENTS - 4.5%
COMMERCIAL PAPER - 2.6%
BNP Paribas, Inc. 2.500%, due 07/01/08............      87,100,000      87,100,000
Danske Corp. 2.550%, due 07/15/08 (144A)(b).......       8,400,000       8,391,670
Intesa Funding LLC 1.000%, due 09/26/08...........      29,000,000      28,803,766
                                                                   ---------------
                                                                       124,295,436
                                                                   ---------------
REPURCHASE AGREEMENT - 0.0%
State Street Bank & Trust Co., Repurchase
  Agreement dated 06/30/08 at 0.700% to be
  repurchased at $1,461,028 on 07/01/08
  collateralized by 1,455,000 FNMA at 6.300% due
  02/26/27 with a value of $1,491,375.............       1,461,000       1,461,000
                                                                   ---------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 1.9%
Federal Home Loan Bank 2.000%, due 07/01/08(j)....      64,000,000      64,000,000
U.S. Treasury Bill
  1.855%, due 08/28/08(j)(k)......................      11,750,000      11,714,884
  1.900%, due 09/11/08(j)(k)......................      16,750,000      16,686,350
                                                                   ---------------
                                                                        92,401,234
                                                                   ---------------
Total Short-Term Investments (Cost $218,157,670)                       218,157,670
                                                                   ---------------

TOTAL INVESTMENTS - 136.5% (Cost $6,712,467,727)                     6,619,705,559
                                                                   ---------------

Other Assets and Liabilities (net) - (36.5)%                        (1,770,526,740)
                                                                   ---------------

TOTAL NET ASSETS - 100.0%                                          $ 4,849,178,819
                                                                   ===============

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)



PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $387,851,504 of net assets.
(c) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $43,394,544 of net assets.
(e) Par shown in Euro Currency. Value is shown in USD.
(f) Par shown in Pound Sterling. Value is shown in USD.
(g) Par shown in Brazilian Real. Value is shown in USD.
(h) Par shown in Danish Krone. Value is shown in USD.
(i) This security is traded on a "to-be-announced" basis.
(j) Zero coupon bond - Interest rate represents current yield to maturity.
(k) Security or a portion of security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $28,401,234.
AMBAC - Ambac Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  213,087,528  $(38,535,983)
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   6,386,203,386   (27,994,285)
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS          20,414,645             0
  ----------------------------------------------------------------------------
  TOTAL                                         $6,619,705,559  $(66,530,268)

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN OTHER FINANCIAL
                                                       SECURITIES    INSTRUMENTS*
---------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007                     $22,637,620         $0
 Accrued discounts/premiums                                   0          0
 Realized Gain (Loss)                                    10,729          0
 Change in unrealized appreciation (depreciation)      (523,423)         0
 Net Purchases (Sales)                               (1,710,281)         0
 Transfers In (Out) of Level 3                                0          0
---------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2008                         $20,414,645         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO



                                                STRIKE    NUMBER OF
WRITTEN CALL OPTIONS                 EXPIRATION PRICE     CONTRACTS      VALUE
------------------------------------ ---------- ------- ------------  -----------

Option on Interest Rate Cap          12/24/2008 $  0.75   (9,300,000) $  (135,463)

Swaption                               8/3/2009    4.30 (206,800,000)  (3,124,206)

U.S. Treasury Notes Futures           8/22/2008  117.00       (1,195)    (410,781)

ECAL USD Option                       3/17/2010  104.00  (10,800,000)    (466,258)
                                                                      -----------
(Written Option Premium $6,347,379)                                   $(4,136,708)
                                                                      ===========

WRITTEN PUT OPTIONS                  EXPIRATION  PRICE    CONTRACTS      VALUE
------------------------------------ ---------- ------- ------------  -----------

Swaption                             3/16/2009  $  5.40 (145,200,000) $(1,098,127)

Swaption                             3/16/2009     5.40 (145,200,000)  (1,098,128)

U.S. Treasury Notes Futures          8/22/2008   111.00       (1,195)    (410,781)

OTC EPUT Option                      3/17/2010   104.00  (10,800,000)    (670,032)
                                                                      -----------
(Written Option Premium $5,229,413)                                   $(3,277,068)
                                                                      ===========

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO



 SECURITIES SOLD SHORT  INTEREST RATE  MATURITY     PROCEEDS        VALUE
 ---------------------  ------------- ---------- -------------- --------------

 U.S. Treasury Bonds        4.75%      2/15/2037 $  162,838,145 $  168,185,663

 U.S. Treasury Bonds        4.38%      2/15/2038     14,080,284     14,453,132

 U.S. Treasury Notes        4.00%      9/30/2009     66,920,253     67,371,612

 U.S. Treasury Notes        4.50%      2/28/2011     96,910,254     97,956,856

 U.S. Treasury Notes        4.75%      3/31/2011    173,062,759    174,667,052

 U.S. Treasury Notes        4.88%      5/31/2011    103,161,575    104,342,087

 U.S. Treasury Notes        4.88%      2/15/2012     78,872,459     78,661,818

 U.S. Treasury Notes        4.13%      8/31/2012     31,614,189     32,012,894

 U.S. Treasury Notes        4.00%      2/15/2014     36,882,997     37,491,112

 U.S. Treasury Notes        4.75%      5/15/2014     86,373,276     88,343,947

 U.S. Treasury Notes        4.25%     11/15/2014    172,973,784    174,867,816

 U.S. Treasury Notes        4.63%      2/15/2017    137,333,602    139,748,068

 U.S. Treasury Notes        4.75%      8/15/2017    219,066,896    222,641,770

 U.S. Treasury Notes        4.25%     11/15/2017     82,507,913     83,672,484

 U.S. Treasury Notes        3.50%      2/15/2018      3,666,006      3,663,143
                                                 -------------- --------------
                                                 $1,466,264,392 $1,488,079,454
                                                 ============== ==============

The following table summarizes the portfolio composition of the Portfolio's holdings at June 30, 2008 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                       PERCENT OF
              PORTFOLIO COMPOSITION BY CREDIT QUALITY  PORTFOLIO
              ---------------------------------------------------
                 AAA/Government/Government Agency         72.15%
                 AA                                        7.29
                 A                                        13.28
                 BBB                                       5.94
                 BB                                        0.60
                 B                                         0.74
                                                         ------
                 Total:                                  100.00%
                                                         ======

                                                                                            ACQUISITION
                                                                                             COST AS A
ILLIQUID AND                                                    ACQUISITION    ACQUISITION PERCENTAGE OF
RESTRICTED SECURITIES                                              DATES          COST      NET ASSETS      VALUE
---------------------------------------------------------------------------------------------------------------------
AES Corp.                                                             01/24/07 $ 5,607,560     0.12%     $ 5,572,000
Bear Stearns Structured Products, Inc.                                08/27/07   8,363,751     0.17        8,720,253
Countrywide Alternative Loan Trust                                    03/06/06      91,072     0.00          356,678
First Data Corp.                                                      02/07/08     879,804     0.02          920,063
First Horizon Alternative Mortgage Securities                         03/02/06     397,933     0.01        3,404,252
Korea First Bank, Ltd.                                       02/25/04-05/11/04     225,994     0.00          241,333
Merrill Lynch Commercial Mortgage Pass-Through Certificates           06/26/08  12,269,250     0.25       12,261,607
Morgan Stanley Equity Index-Linked                                    06/01/07  12,000,000     0.25       11,918,358
                                                                               -----------     ----      -----------
                                                                               $39,835,364     0.82%     $43,394,544
                                                                               ===========     ====      ===========

                                                              VALUE AS A
ILLIQUID AND                                                 PERCENTAGE OF
RESTRICTED SECURITIES                                         NET ASSETS
--------------------------------------------------------------------------
AES Corp.                                                        0.11%
Bear Stearns Structured Products, Inc.                           0.18
Countrywide Alternative Loan Trust                               0.01
First Data Corp.                                                 0.02
First Horizon Alternative Mortgage Securities                    0.07
Korea First Bank, Ltd.                                           0.00
Merrill Lynch Commercial Mortgage Pass-Through Certificates      0.25
Morgan Stanley Equity Index-Linked                               0.25
                                                                 ----
                                                                 0.89%
                                                                 ====

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

PIMCO TOTAL RETURN PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                       $ 6,618,244,559
   Repurchase Agreement                                                        1,461,000
   Cash                                                                       38,576,935
   Cash denominated in foreign currencies**                                   13,143,265
   Receivable for investments sold                                         1,598,739,733
   Receivable for Trust shares sold                                            4,209,916
   Dividends receivable                                                          154,063
   Interest receivable                                                        43,944,747
   Net variation margin on financial futures contracts (Note 7)                  483,581
   Unrealized appreciation on swap contracts (Note 10)                     6,660,563,832
   Unrealized appreciation on forward currency contracts (Note 8)             20,832,874
                                                                         ---------------
      Total assets                                                        15,000,354,505
                                                                         ---------------
LIABILITIES
   Payables for:
      Investments purchased                                                1,907,090,541
      Trust shares redeemed                                                    4,797,008
      Securities sold short, at value(a) (Note 2)                          1,488,079,454
      Unrealized depreciation on swap contracts(b) (Note 10)               6,696,088,127
      Unrealized depreciation on forward currency contracts (Note 8)          22,678,948
      Outstanding written options(c)                                           7,413,776
      Distribution and services fees - Class B                                   276,639
      Distribution and services fees - Class E                                    14,043
      Interest payable short position                                         20,758,442
      Interest payable swap position                                           1,703,889
      Management fee (Note 3)                                                  1,916,053
      Administration fee                                                          23,690
      Custodian and accounting fees                                              134,908
   Accrued expenses                                                              200,168
                                                                         ---------------
      Total liabilities                                                   10,151,175,686
                                                                         ---------------
NET ASSETS                                                               $ 4,849,178,819
                                                                         ===============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                       $ 4,883,976,513
   Accumulated net realized gain                                              33,317,596
   Unrealized depreciation on investments, futures contracts, options
      contracts, short sales, swap contracts and foreign currency           (161,783,466)
   Undistributed net investment income                                        93,668,176
                                                                         ---------------
      Total                                                              $ 4,849,178,819
                                                                         ===============
NET ASSETS
   Class A                                                               $ 3,386,755,635
                                                                         ===============
   Class B                                                                 1,349,508,181
                                                                         ===============
   Class E                                                                   112,915,003
                                                                         ===============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   294,831,023
                                                                         ===============
   Class B                                                                   118,602,545
                                                                         ===============
   Class E                                                                     9,888,382
                                                                         ===============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                               $         11.49
                                                                         ===============
   Class B                                                                         11.38
                                                                         ===============
   Class E                                                                         11.42
                                                                         ===============

-----------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreements                   $ 6,711,006,727
**Cost of cash denominated in foreign currencies                              13,100,991
(a)Proceeds of short sales                                                 1,466,264,392
(b)Cost of Swaps                                                               6,161,906
(c)Cost of written options                                                    11,576,792

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

PIMCO TOTAL RETURN PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $     558,094
   Interest                                                                 125,088,402
                                                                          -------------
       Total investment income                                              125,646,496
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                   11,353,626
   Administration fees                                                          141,967
   Custodian and accounting fees                                                210,840
   Distribution and services fees - Class B                                   1,679,954
   Distribution and services fees - Class E                                      89,242
   Audit                                                                         21,783
   Legal                                                                         11,201
   Trustee fees and expenses                                                      7,285
   Shareholder reporting                                                        242,061
   Insurance                                                                     23,335
   Other                                                                         10,262
                                                                          -------------
       Total expenses                                                        13,791,556
                                                                          -------------
   Net investment income                                                    111,854,940
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES, OPTIONS, SHORT SALES, SWAPS CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                          (25,451,329)
       Futures contracts                                                     94,957,677
       Options contracts                                                     15,662,897
       Swap contracts                                                         4,995,899
       Foreign currency                                                       2,867,044
                                                                          -------------
   Net realized gain on investments, futures contracts, options
       contracts, swaps contracts and foreign currency                       93,032,188
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (163,917,759)
       Futures contracts                                                    (73,807,382)
       Options contracts                                                     16,103,178
       Short sales                                                           49,990,853
       Swap contracts                                                       (47,618,437)
       Foreign currency                                                     (13,568,075)
                                                                          -------------
   Net change in unrealized depreciation on investments, futures contracts, options contracts, short sales, swap contracts and
       foreign currency                                                    (232,817,622)
                                                                          -------------
   Net realized and change in unrealized loss on investments, futures contracts, options contracts, short sales, swap contracts and
       foreign currency                                                    (139,785,434)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $ (27,930,494)
                                                                          =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

PIMCO TOTAL RETURN PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  111,854,940  $  167,771,871
   Net realized gain on investments, futures contracts, options
       contracts, swaps contracts and foreign currency                       93,032,188      53,464,469
   Net change in unrealized appreciation (depreciation) on
       investments, futures contracts, options contracts, short
       sales, swaps contracts and foreign currency                         (232,817,622)     70,255,807
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations          (27,930,494)    291,492,147
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                               (124,683,059)    (62,028,481)
     Class B                                                                (50,014,488)    (39,544,590)
     Class E                                                                 (4,396,891)     (4,411,449)
   From net realized gains
     Class A                                                                (75,855,925)             --
     Class B                                                                (32,264,534)             --
     Class E                                                                 (2,792,962)             --
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                 (290,007,859)   (105,984,520)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                632,520,899   1,667,575,131
     Class B                                                                232,770,089     226,761,443
     Class E                                                                 15,569,470      17,832,007
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                200,538,984      62,028,481
     Class B                                                                 82,279,022      39,544,590
     Class E                                                                  7,189,853       4,411,449
   Cost of shares repurchased
     Class A                                                               (271,381,063)   (259,319,301)
     Class B                                                               (149,328,154)   (261,606,785)
     Class E                                                                (34,472,229)    (27,944,696)
                                                                         --------------  --------------
   Net increase in net assets from capital share transactions               715,686,871   1,469,282,319
                                                                         --------------  --------------
TOTAL INCREASE IN NET ASSETS                                                397,748,518   1,654,789,946
   Net assets at beginning of period                                      4,451,430,301   2,796,640,355
                                                                         --------------  --------------
   Net assets at end of period                                           $4,849,178,819  $4,451,430,301
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   93,668,176  $  160,907,671
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                                CLASS A
PIMCO TOTAL RETURN PORTFOLIO                       --------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED                FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008    ---------------------------------------------
                                                    (UNAUDITED)         2007       2006     2005    2004      2003
                                                   --------------   --------     --------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  12.29      $  11.80     $  11.60  $11.40  $11.61  $11.34
                                                      --------      --------     --------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................        0.29          0.56         0.49    0.40    0.20    0.28
Net Realized/Unrealized Gain (Loss) on Investments       (0.32)         0.35         0.04   (0.12)   0.40    0.23
                                                      --------      --------     --------  ------  ------  ------
Total from Investment Operations..................       (0.03)         0.91         0.53    0.28    0.60    0.51
                                                      --------      --------     --------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............       (0.48)        (0.42)       (0.32)  (0.01)  (0.81)  (0.13)
Distributions from Net Realized Capital Gains.....       (0.29)           --        (0.01)  (0.07)     --   (0.11)
                                                      --------      --------     --------  ------  ------  ------
Total Distributions...............................       (0.77)        (0.42)       (0.33)  (0.08)  (0.81)  (0.24)
                                                      --------      --------     --------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD....................    $  11.49      $  12.29     $  11.80  $11.60  $11.40  $11.61
                                                      ========      ========     ========  ======  ======  ======
TOTAL RETURN                                             (0.32)%        7.85%        4.80%   2.46%   5.25%   4.53%
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................        0.51 %*       0.54%        0.58%   0.57%   0.57%   0.59%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates**.....................        0.51 %*       0.54%        0.58%   0.57%    N/A    0.57%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................        4.84 %*       4.74%        4.28%   3.42%   1.69%   2.43%
Portfolio Turnover Rate...........................       211.5 %(c)    412.8%(c)    161.2%  344.2%  416.0%  547.1%
Net Assets, End of Period (in millions)...........    $3,386.8      $3,045.1     $1,445.1  $912.6  $578.0  $194.5


                                                                                  CLASS B
                                                   ------------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008    -------------------------------------------------
                                                    (UNAUDITED)         2007       2006      2005      2004       2003
                                                   --------------   --------     --------  --------  --------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  12.17      $  11.69     $  11.50  $  11.32  $  11.54  $11.29
                                                      --------      --------     --------  --------  --------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................        0.28          0.53         0.46      0.37      0.19    0.24
Net Realized/Unrealized Gain (Loss) on Investments       (0.32)         0.34         0.04     (0.12)     0.38    0.25
                                                      --------      --------     --------  --------  --------  ------
Total from Investment Operations..................       (0.04)         0.87         0.50      0.25      0.57    0.49
                                                      --------      --------     --------  --------  --------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............       (0.46)        (0.39)       (0.30)       --     (0.79)  (0.13)
Distributions from Net Realized Capital Gains.....       (0.29)           --        (0.01)    (0.07)       --   (0.11)
                                                      --------      --------     --------  --------  --------  ------
Total Distributions...............................       (0.75)        (0.39)       (0.31)    (0.07)    (0.79)  (0.24)
                                                      --------      --------     --------  --------  --------  ------
NET ASSET VALUE, END OF PERIOD....................    $  11.38      $  12.17     $  11.69  $  11.50  $  11.32  $11.54
                                                      ========      ========     ========  ========  ========  ======
TOTAL RETURN                                             (0.47)%        7.56%        4.52%     2.25%     4.98%   4.31%
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................        0.76 %*       0.79%        0.83%     0.82%     0.81%   0.83%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates**.....................        0.76 %*       0.79%        0.83%     0.82%      N/A    0.82%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................        4.60 %*       4.51%        4.01%     3.13%     1.66%   2.07%
Portfolio Turnover Rate...........................       211.5 %(c)    412.8%(c)    161.2%    344.2%    416.0%  547.1%
Net Assets, End of Period (in millions)...........    $1,349.5      $1,274.4     $1,219.1  $1,107.7  $1,028.5  $893.8

*  Annualized
** Prior to 5/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(c) Excludes TBA securities.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                   CLASS E
PIMCO TOTAL RETURN PORTFOLIO                            ---------------------------------------------------------
                                                        FOR THE PERIOD
                                                            ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                        JUNE 30, 2008   -----------------------------------------
                                                         (UNAUDITED)       2007     2006    2005    2004      2003
                                                        --------------  ------     ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD...................     $12.21      $11.73     $11.53  $11.34  $11.56  $11.30
                                                            ------      ------     ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)...............................       0.29        0.54       0.47    0.39    0.21    0.23
Net Realized/Unrealized Gain (Loss) on Investments.....      (0.33)       0.35       0.05   (0.13)   0.37    0.27
                                                            ------      ------     ------  ------  ------  ------
Total from Investment Operations.......................      (0.04)       0.89       0.52    0.26    0.58    0.50
                                                            ------      ------     ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income...................      (0.46)      (0.41)     (0.31)     --   (0.80)  (0.13)
Distributions from Net Realized Capital Gains..........      (0.29)         --      (0.01)  (0.07)     --   (0.11)
                                                            ------      ------     ------  ------  ------  ------
Total Distributions....................................      (0.75)      (0.41)     (0.32)  (0.07)  (0.80)  (0.24)
                                                            ------      ------     ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD.........................     $11.42      $12.21     $11.73  $11.53  $11.34  $11.56
                                                            ======      ======     ======  ======  ======  ======
TOTAL RETURN                                                 (0.41)%      7.63%      4.67%   2.33%   5.06%   4.44%
Ratio of Expenses to Average Net Assets After
  Reimbursement**......................................       0.66 %*     0.69%      0.72%   0.72%   0.71%   0.73%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates**..........................       0.66 %*     0.69%      0.72%   0.72%    N/A    0.71%(b)
Ratio of Net Investment Income to Average Net Assets...       4.75 %*     4.61%      4.10%   3.24%   1.76%   2.02%
Portfolio Turnover Rate................................      211.5 %(c)  412.8%(c)  161.2%  344.2%  416.0%  547.1%
Net Assets, End of Period (in millions)................     $112.9      $132.0     $132.5  $146.6  $146.6  $119.3

*  Annualized
** Prior to 5/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(c) Excludes TBA securities.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is PIMCO Total Return Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements and options thereon are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Short positions traded in the OTC market are valued at the last available asked price.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

G. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


H. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

J. SHORT SALES - The Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

K. SWAP AGREEMENTS - The Portfolio may enter into swap contracts. Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

or other liquid assets, to avoid any potential leveraging of the Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the investment adviser believes such obligations do not constitute "senior securities" under the 1940 Act and accordingly, the investment adviser will not treat them as being subject to the Portfolio's borrowing restrictions. The Portfolio may enter into OTC swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Among the strategic transactions into which the Portfolio may enter are interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the funds' exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

In addition, the Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty. An upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio, as the protection seller, is recorded as a liability on the books. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. Swap agreements are marked daily by prices that are retrieved from independent pricing platforms (e.g. Bloomberg) or from brokers. Fair values will be provided if independent prices are unavailable. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

L. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

M. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

N. MORTGAGE DOLLAR ROLLS - The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as purchase and sales transactions.

A Portfolio that enters into mortgage dollar rolls is subject to the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds from the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

O. CREDIT AND MARKET RISK - The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Though the Portfolio has not been adversely impacted, continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Portfolio. At June 30, 2008, the Portfolio held securities of issuers that hold mortgage and asset backed securities and direct investments in mortgage and asset backed securities with an aggregate value of $4,045,895,147 (representing 83.43% of the Portfolio's net assets).

P. LOAN PARTICIPATIONS - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolios' investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pacific Investment Management Company LLC, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

               $11,353,626          0.50%      First $1.2 Billion

                                   0.475%      Over $1.2 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Prior to February 1, 2008, the management fee for the Portfolio was 50 basis points for all assets. The management fee earned for the period January 1, 2008 through January 31, 2008 was $1,944,039.

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                Net Increase
                                                                 (Decrease)
              Beginning                                          in Shares     Ending
               Shares       Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ----------- ------------- -----------  ------------ -----------

 Class A

 06/30/2008  247,711,510  51,951,614  17,067,148   (21,899,249)  47,119,513  294,831,023
 12/31/2007  122,425,419 141,882,087   5,324,333   (21,920,329) 125,286,091  247,711,510

 Class B

 06/30/2008  104,704,093  19,109,419   7,062,577   (12,273,544)  13,898,452  118,602,545
 12/31/2007  104,268,472  19,449,338   3,420,812   (22,434,529)     435,621  104,704,093

 Class E

 06/30/2008   10,806,922   1,261,659     615,043    (2,795,242)    (918,540)   9,888,382
 12/31/2007   11,293,528   1,515,178     380,625    (2,382,409)    (486,606)  10,806,922

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

         $12,962,707,882  $934,589,009  $12,302,838,707 $2,030,467,688

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $6,712,467,727 $43,323,927  $(136,086,095)  $(92,762,168)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

            Ordinary Income      Long-Term Capital Gain          Total
        ------------------------ ---------------------- ------------------------
            2007        2006     2007        2006           2007        2006
        ------------ ----------- ----        --------   ------------ -----------

        $105,984,520 $63,128,395 $--       $973,395     $105,984,520 $64,101,790

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed      Net
     Ordinary      Long-Term     Unrealized
      Income         Gain      (Depreciation) Loss Carryforwards    Total
   ------------- ------------- -------------- ------------------ ------------

   $257,750,890   $29,470,528   $(4,080,763)         $--         $283,140,655

7. FUTURES CONTRACTS

The futures contracts outstanding as of June 30, 2008 and the description and unrealized appreciation or depreciation were as follows:

                                                                                     Unrealized
                                                          Number of                Appreciation/
Description                            Expiration Date    Contracts Notional Value (Depreciation)
-----------                         --------------------- --------- -------------- --------------

EuroDollar Futures                  September 2008 - Long   1,965   $  476,856,375  $    427,803

EuroDollar Futures                  December 2008 - Long    1,590      384,859,500       656,560

EuroDollar Futures                  March 2009 - Long       1,248      301,641,600      (320,930)

EuroDollar Futures                  June 2009 - Long        5,821    1,403,879,675    (3,132,218)

EuroDollar Futures                  September 2009 - Long   4,728    1,137,261,300    (3,385,871)

EuroDollar Futures                  December 2009 - Long    3,325      797,459,688    (3,637,472)

EuroDollar Futures                  March 2010 - Long       3,257      779,603,663    (4,218,988)

Euribor Futures                     December 2008 - Long      271       64,189,738         9,223

Euribor Futures                     March 2009 - Long         258       61,094,400        (9,282)

Euribor Futures                     June 2009 - Long          153       36,241,875       (33,128)

LIBOR Futures                       December 2008 - Long      814       95,416,063    (1,911,992)

LIBOR Futures                       June 2009 - Long          180       21,115,125      (152,736)

Sterling Futures                    September 2008 - Long   1,635      191,908,125    (2,648,725)

Sterling Futures                    March 2009 - Long         870      102,018,375    (1,138,431)

Sterling Futures                    September 2009 - Long     870      102,067,313    (1,309,756)

U.S. Treasury Note 10 Year Futures  September 2008 - Long   4,174      475,509,906     3,277,501
                                                                                    ------------
                                                                                    $(17,528,442)
                                                                                    ============

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Buy:

                                                               Net Unrealized
                                         Value at  In Exchange Appreciation/
  Settlement Date  Contracts to Deliver 06/30/2008 for U.S. $  (Depreciation)
  ---------------  -------------------- ---------- ----------- --------------
    07/07/2008     6,995,037 AUD        $6,682,969 $6,615,206     $67,763
    07/24/2008     6,995,037 AUD         6,666,666  6,634,093      32,573

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                Net Unrealized
                                         Value at   In Exchange Appreciation/
  Settlement Date  Contracts to Deliver 06/30/2008  for U.S. $  (Depreciation)
  ---------------  -------------------- ----------- ----------- --------------
    07/02/2008          8,558,550 BRL   $ 5,362,256 $ 4,550,000   $  812,256
    07/02/2008            116,421 BRL        72,942      62,676       10,266
    07/02/2008         18,426,555 BRL    11,544,936  10,323,000    1,221,936
    07/02/2008         16,824,486 BRL    10,541,179   9,444,000    1,097,179
    07/02/2008          6,361,696 BRL     3,985,844   3,392,000      593,844
    07/02/2008          5,800,000 BRL     3,633,920   3,225,806      408,114
    07/02/2008         14,285,471 BRL     8,950,389   7,112,507    1,837,882
    07/02/2008         75,764,066 BRL    47,469,060  45,889,803    1,579,257
    12/02/2008         65,395,553 BRL    39,454,460  34,108,148    5,346,312
    12/10/2008        538,600,000 CLP     1,014,622   1,111,317      (96,695)
    07/02/2008        115,577,333 CNY    16,865,749  15,945,000      920,749
    07/02/2008        115,522,252 CNY    16,857,711  15,944,000      913,711
    07/02/2008         42,236,868 CNY     6,163,461   6,157,786        5,675
    10/10/2008            206,160 CNY        30,540      30,000          540
    10/10/2008            185,011 CNY        27,407      26,981          426
    11/13/2008          7,608,160 CNY     1,134,623   1,120,000       14,623
    11/13/2008          6,138,160 CNY       915,398     904,000       11,398
    11/13/2008         10,812,000 CNY     1,612,419   1,590,000       22,419
    11/13/2008         16,108,574 CNY     2,402,310   2,371,000       31,310
    11/13/2008         12,073,827 CNY     1,800,598   1,777,000       23,598
    11/13/2008          5,692,953 CNY       849,004     838,000       11,004
    11/13/2008          7,080,408 CNY     1,055,918   1,044,000       11,918
    11/13/2008          5,689,601 CNY       848,504     838,000       10,504
    11/13/2008          9,714,688 CNY     1,448,774   1,432,000       16,774
    11/12/2008          8,176,320 INR       186,342     204,000      (17,658)
    11/12/2008         10,380,800 INR       236,583     256,000      (19,417)
    11/12/2008          3,627,024 INR        82,662      89,468       (6,806)
    11/12/2008          4,109,362 INR        93,654     101,216       (7,562)
    08/04/2008        733,392,000 KRW       700,091     792,000      (91,909)
    08/04/2008        902,731,723 KRW       861,742     976,454     (114,712)
    08/04/2008        448,363,491 KRW       428,005     486,770      (58,765)
    08/04/2008      6,500,241,000 KRW     6,205,089   7,080,873     (875,784)
    08/04/2008     10,033,266,880 KRW     9,577,693  10,556,000     (978,307)
    08/04/2008      8,972,458,550 KRW     8,565,052   9,468,614     (903,562)
    07/10/2008         17,681,490 MXN     1,713,260   1,578,000      135,260
    07/10/2008         44,069,856 MXN     4,270,178   3,932,000      338,178
    07/10/2008         44,091,482 MXN     4,272,274   3,932,000      340,274
    07/10/2008         44,095,414 MXN     4,272,655   3,932,000      340,655
    07/10/2008        116,246,806 MXN    11,263,812  10,658,000      605,812
    07/10/2008        122,519,028 MXN    11,871,563  11,129,999      741,564
    07/10/2008          1,034,106 MXN       100,200      95,921        4,279
    07/10/2008            946,143 MXN        91,677      87,837        3,840
    07/10/2008            988,145 MXN        95,747      91,711        4,036
    11/19/2008            374,000 MXN        35,572      35,553           19
    11/19/2008            374,000 MXN        35,572      35,585          (13)
    11/19/2008            374,000 MXN        35,572      35,568            4
    08/04/2008          8,440,432 MYR     2,583,474   2,486,502       96,972
    11/12/2008         14,881,513 MYR     4,558,303   4,774,000     (215,697)
    11/12/2008         13,674,960 MYR     4,188,728   4,383,000     (194,272)
    11/12/2008          8,711,786 MYR     2,668,476   2,785,988     (117,512)
    11/12/2008          3,994,608 MYR     1,223,574   1,235,000      (11,426)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                Net Unrealized
                                         Value at   In Exchange Appreciation/
  Settlement Date  Contracts to Deliver 06/30/2008  for U.S. $  (Depreciation)
  ---------------  -------------------- ----------- ----------- --------------
    11/12/2008       3,982,258 MYR      $ 1,219,791 $ 1,235,000  $   (15,209)
    11/12/2008       3,993,373 MYR        1,223,196   1,235,000      (11,804)
    11/12/2008       3,555,265 MYR        1,089,001   1,099,000       (9,999)
    11/12/2008       3,987,568 MYR        1,221,418   1,235,000      (13,582)
    08/22/2008      54,896,400 PHP        1,217,783   1,224,000       (6,217)
    08/22/2008      55,247,500 PHP        1,225,572   1,225,000          572
    08/22/2008      54,818,750 PHP        1,216,060   1,225,000       (8,940)
    08/22/2008      54,941,250 PHP        1,218,778   1,225,000       (6,222)
    08/22/2008      54,712,800 PHP        1,213,710   1,224,000      (10,290)
    07/10/2008       2,373,693 PLN        1,113,707     863,770      249,937
    07/10/2008      38,151,664 PLN       17,900,288  15,676,404    2,223,884
    05/06/2009      40,525,357 PLN       18,527,451  17,941,100      586,351
    07/10/2008       5,414,293 RUB          230,810     213,847       16,963
    07/10/2008     128,396,070 RUB        5,473,484   5,086,000      387,484
    07/10/2008     308,190,025 RUB       13,138,044  12,155,000      983,044
    07/10/2008      22,863,707 RUB          974,673     906,750       67,923
    07/10/2008     213,483,240 RUB        9,100,723   8,502,768      597,955
    11/05/2008      11,712,000 RUB          497,049     470,220       26,829
    11/19/2008     518,606,070 RUB       21,993,942  21,017,470      976,472
    05/06/2009     532,910,745 RUB       22,365,703  21,940,867      424,836
    05/06/2009     155,064,186 RUB        6,507,881   6,420,000       87,881
    11/21/2008       4,434,638 SGD        3,279,293   3,157,000      122,293
    11/21/2008       4,547,776 SGD        3,362,955   3,236,045      126,910
    11/21/2008       4,035,042 SGD        2,983,803   2,970,000       13,803
    11/21/2008       4,022,936 SGD        2,974,851   2,960,000       14,851
    11/21/2008       4,240,180 SGD        3,135,497   3,100,000       35,497
    11/21/2008       4,098,576 SGD        3,030,785   2,992,426       38,359
    11/21/2008       5,332,224 SGD        3,943,033   3,930,000       13,033
    11/21/2008       6,451,925 SGD        4,771,022   4,750,000       21,022
    09/04/2008      21,745,291 TWD          720,289     723,878       (3,589)
                                                                 -----------
                                                                 $20,832,874
                                                                 ===========

Forward Foreign Currency Contracts to Sell:

                                                                Net Unrealized
                                         Value at   In Exchange Appreciation/
  Settlement Date  Contracts to Deliver 06/30/2008  for U.S. $  (Depreciation)
  ---------------  -------------------- ----------- ----------- --------------
    07/17/2008      5,972,963 AUD       $ 5,698,296 $ 5,589,499  $  (108,797)
    07/02/2008     16,209,335 BRL        10,155,763   8,278,516   (1,877,247)
    07/02/2008     26,459,543 BRL        16,577,907  14,248,542   (2,329,365)
    07/02/2008     10,740,126 BRL         6,729,096   5,813,329     (915,767)
    07/02/2008      5,863,300 BRL         3,673,580   3,400,000     (273,580)
    07/02/2008     11,713,000 BRL         7,338,639   6,800,000     (538,639)
    07/02/2008      5,926,200 BRL         3,712,989   3,400,000     (312,989)
    07/02/2008      8,712,500 BRL         5,458,712   5,000,000     (458,712)
    07/02/2008      7,451,040 BRL         4,668,359   4,300,000     (368,359)
    07/02/2008     13,364,600 BRL         8,373,429   7,600,000     (773,429)
    07/02/2008     14,951,500 BRL         9,367,682   8,500,000     (867,682)
    07/02/2008      1,586,250 BRL           993,846     900,000      (93,846)
    07/02/2008     17,076,850 BRL        10,699,294   9,700,000     (999,294)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                Net Unrealized
                                         Value at   In Exchange Appreciation/
  Settlement Date  Contracts to Deliver 06/30/2008  for U.S. $  (Depreciation)
  ---------------  -------------------- ----------- ----------- --------------
    07/02/2008          6,083,000 BRL   $ 3,811,230 $ 3,500,000  $   (311,230)
    12/02/2008          2,879,200 BRL     1,737,080   1,600,000      (137,080)
    12/02/2008         18,000,000 BRL    10,859,764  10,000,000      (859,764)
    12/02/2008          1,435,600 BRL       866,127     800,000       (66,127)
    12/02/2008          2,513,700 BRL     1,516,566   1,400,000      (116,566)
    12/02/2008          4,385,500 BRL     2,645,861   2,450,000      (195,861)
    12/02/2008          9,946,840 BRL     6,001,130   5,560,000      (441,130)
    12/02/2008          7,509,150 BRL     4,530,422   4,100,000      (430,422)
    12/02/2008          3,513,024 BRL     2,119,478   1,926,000      (193,478)
    12/02/2008          4,898,014 BRL     2,955,071   2,689,000      (266,071)
    12/02/2008          8,027,800 BRL     4,843,334   4,400,000      (443,334)
    12/02/2008         15,673,500 BRL     9,456,140   8,600,000      (856,140)
    12/02/2008         75,764,066 BRL    45,709,993  44,267,640    (1,442,353)
    08/11/2008          1,144,000 CAD     1,122,339   1,130,452         8,113
    07/02/2008         40,498,260 CNY     5,909,753   5,708,000      (201,753)
    07/02/2008         80,711,120 CNY    11,777,859  11,416,000      (361,859)
    07/02/2008         36,495,860 CNY     5,325,698   5,156,239      (169,459)
    07/02/2008         67,653,337 CNY     9,872,387   9,550,160      (322,227)
    07/02/2008          5,741,008 CNY       837,763     811,221       (26,542)
    07/02/2008         34,811,132 CNY     5,079,853   5,075,175        (4,678)
    07/02/2008          7,425,736 CNY     1,083,609   1,082,611          (998)
    10/10/2008            391,171 CNY        57,947      56,462        (1,485)
    09/09/2008        161,893,000 DKK    34,053,329  33,425,831      (627,498)
    07/24/2008         50,367,000 EUR    79,214,174  78,389,688      (824,486)
    07/24/2008          1,088,000 EUR     1,711,141   1,710,641          (500)
    08/11/2008         45,761,000 GBP    90,801,373  90,063,277      (738,096)
    08/11/2008         38,364,000 GBP    76,123,858  76,032,077       (91,781)
    07/28/2008      2,820,073,000 JPY    26,599,146  26,160,232      (438,914)
    08/04/2008      1,086,501,384 KRW     1,037,167   1,063,113        25,946
    08/04/2008      2,302,080,000 KRW     2,197,551   2,200,000         2,449
    08/04/2008      2,307,140,000 KRW     2,202,381   2,200,000        (2,381)
    08/04/2008      2,307,800,000 KRW     2,203,011   2,200,000        (3,011)
    08/04/2008     12,851,040,000 KRW    12,267,521  12,300,000        32,479
    08/04/2008        731,500,000 KRW       698,285     700,000         1,715
    08/04/2008      1,051,700,000 KRW     1,003,946   1,000,000        (3,946)
    08/04/2008      2,208,570,000 KRW     2,108,287   2,100,000        (8,287)
    08/04/2008      2,744,122,260 KRW     2,619,521   2,621,815         2,294
    07/10/2008        391,672,470 MXN    37,951,365  36,898,019    (1,053,346)
    07/24/2008          4,936,000 NZD     3,739,599   3,722,731       (16,868)
    07/10/2008         40,525,357 PLN    19,013,996  18,399,708      (614,288)
    07/10/2008        145,436,590 RUB     6,199,916   5,842,000      (357,916)
    07/10/2008        532,910,745 RUB    22,717,817  22,457,259      (260,558)
    07/17/2008         29,979,350 RUB     1,277,856   1,255,417       (22,439)
    11/05/2008         16,572,247 RUB       703,315     688,788       (14,527)
    11/19/2008        437,050,469 RUB    18,535,192  18,144,285      (390,907)
    11/19/2008        579,626,749 RUB    24,581,813  24,065,881      (515,932)
                                                                 ------------
                                                                 $(22,678,948)
                                                                 ============

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED


 AUD - Australian Dollar                KRW - South Korean Won
 BRL - Brazilian Real                   MXN - Mexican Peso
 CAD - Canadian Dollar                  MYR - Malaysian Ringgit
 CLP - Chilean Peso                     NZD - New Zealand Dollar
 CNY - China Yuan Renminbi              PHP - Philippine Peso
 DKK - Danish Krone                     PLN - Polish Zloty
 EUR - Euro Dollar                      RUB - Russian Ruble
 GBP - British Pound                    SGD - Singapore Dollar
 INR - Indian Rupee                     TWD - Taiwan Dollar
 JPY - Japenese Yen

9. OPTIONS

During the period ended June 30, 2008 the following options contracts were written:

                                                  Number of
                                                  contracts     Premium
                                                ------------  -----------
      Options outstanding at December 31, 2007   675,106,568  $13,875,748
      Options written                            216,103,861    8,056,052
      Options bought back                       (363,100,017)  (5,599,274)
      Options closed and expired                      (3,716)  (2,475,386)
      Options exercised                               (4,306)  (2,289,348)
                                                ------------  -----------
      Options outstanding at June 30, 2008       528,102,390  $11,567,792
                                                ============  ===========

10. SWAP AGREEMENTS

Open swap agreements at June 30, 2008 were as follows:

                   Expiration
Notional Amount       Date                                Description                                 Value
----------------   ---------- --------------------------------------------------------------------- --------
14,100,000     USD  9/20/2008 Agreement with Bank of America, N.A. dated 07/13/2007 to receive      $(34,693)
                              quarterly the notional amount multiplied by 0.17% and to pay par in the events of default of The Goldman Sachs Group, Inc.

14,000,000     USD  9/20/2008 Agreement with Bank of America, N.A. dated 07/13/2007 to receive       (80,406)
                              quarterly the notional amount multiplied by 0.19% and to pay par in the events of default of Morgan Stanley.

   300,000     USD 12/20/2008 Agreement with J.P. Morgan Chase Bank dated 02/12/2004 to pay            3,672
                              quarterly the notional amount multiplied by 1.35% and to receive par in the event of default of Capital One Financing Corporation 8.750%
                              due 2/1/2007.

 1,200,000     USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay quarterly        (5,324)
                              the notional amount multiplied by 0.97% and to receive par in the event of default of Goodrich Corporation 7.625% due 12/15/2012.

 1,200,000     USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay quarterly        (2,435)
                              the notional amount multiplied by 0.53% and to receive par in the event of default of Lockheed Martin Corporation 8.20% due
                              12/1/2009.

 1,200,000     USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay quarterly        (2,247)
                              the notional amount multiplied by 0.48% and to receive par in the event of default of Northrop Grumman Corporation 7.125% due
                              02/15/2011.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                    Expiration
 Notional Amount       Date                               Description                                 Value
-----------------   ---------- ------------------------------------------------------------------- ----------
  5,000,000     USD 12/20/2008 Agreement with Lehman Brothers dated 12/14/2006 to receive the      $   (2,485)
                               notional amount multiplied by 0.31% and to pay par in the event of default of underlying sovereign entities of Russian Federation.

  5,000,000     USD 12/20/2008 Agreement with Lehman Brothers dated 12/06/2006 to pay the               1,846
                               semi-notional amount multiplied by 0.29% and to received par in the event of default of Petroleos Mexicanos 9.500% due
                               9/15/2027.

  7,000,000     USD 12/20/2008 Agreement with Lehman Brothers dated 12/18/2006 to receive the          (9,741)
                               notional amount multiplied by 0.40% and to pay par in the event of default of underlying sovereign entities of Republic of Indonesia.

  5,300,000     USD 12/20/2008 Agreement with Lehman Brothers dated 12/14/2006 to receive the             464
                               notional amount multiplied by 0.32% and to pay par in the event of underlying sovereign entities of Republic of Peru.

 36,500,000     USD  1/16/2009 Interest Rate Swap Agreement with Merrill Lynch Capital Services,    2,732,573
                               Inc., dated 01/17/2008 to receive semi-annually the notional amount multiplied by 5.00% and to pay semi-annually the
                               notional amount multiplied by USD-CMM30-FNMA Rate.

 24,300,000     USD  1/23/2009 Interest Rate Swap Agreement with Merrill Lynch Capital Services,    3,010,901
                               Inc., dated 01/23/2008 to receive semi-annually the notional amount multiplied by 4.50% and to pay semi-annually the
                               notional amount multiplied by USD-CMM30-FNMA Rate.

  5,600,000     USD  2/20/2009 Interest Rate Swap Agreement with Merrill Lynch Capital Services,      420,572
                               Inc., dated 02/20/2008 to receive semi-annually the notional amount multiplied by 5.000% and to pay semi-annually the
                               notional amount multiplied by USD-CMM30-FNMA Rate.

  4,000,000     USD  5/21/2009 Agreement with Morgan Stanley Capital Services, Inc., dated            105,606
                               03/06/2008 to pay semi-annually the notional amount multiplied by 1.660% and to receive par in event of default of underlying sovereign entities of Republic of Hungary 4.75% due 02/03/2015.

121,500,000     USD  6/17/2010 Interest rate swap agreement with Morgan Stanley Capital                39,074
                               Services, Inc., dated 06/11/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

  4,700,000     USD  6/20/2010 Agreement with Morgan Stanley Capital Services, Inc., dated            776,501
                               04/13/07 to receive 3 months the notional amount multiplied by
                               0.17% and to pay par in event of default of underlying sovereign entities of the Glitnir Banki HF.

  4,800,000     USD  6/20/2010 Agreement with Morgan Stanley Capital Services, Inc., dated             88,848
                               04/14/2005 to receive semi-annually the notional amount
                               multiplied by 2.10% and to pay par in the event of default of underlying sovereign entities of the Dow Jones CDX Emerging
                               Markets Index.

    500,000     USD  9/20/2010 Agreement with Merrill Lynch International dated 07/27/2005 to         (76,914)
                               receive quarterly the notional amount multiplied by 3.80% and to pay par in the event of default of Ford Motor Credit Co. 7.00% due
                               10/1/2013.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                      Expiration
  Notional Amount        Date                               Description                                Value
-------------------   ---------- ------------------------------------------------------------------ ----------
      300,000     USD  9/20/2010 Agreement with Lehman Brothers dated 10/7/2005 to pay semi-        $   (2,298)
                                 annually the notional amount multiplied by 2.26% and to
                                 receive par in the event of default of Republic of Turkey
                                 11.875% due 01/15/2030.

      700,000     USD 10/20/2010 Agreement with Morgan Stanley Capital Services, Inc. dated             (3,784)
                                 10/11/2005 to pay semi-annually the notional amount
                                 multiplied by 2.20% and to receive par in the event of default of
                                 Republic of Turkey 11.875% due 01/15/2030.

    1,000,000     USD 10/20/2010 Agreement with Lehman Brothers dated 09/29/2005 to pay                 (3,429)
                                 semi-annually the notional amount multiplied by 2.11% and to receive par in the event of default of Republic of Turkey
                                 11.875% due 01/15/2030.

  925,800,000     USD 12/17/2010 Interest rate swap agreement with Morgan Stanley Capital            1,571,583
                                 Services, Inc., dated 06/04/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

   25,300,000     USD 12/17/2010 Interest rate swap agreement with Merrill Lynch Capital                42,948
                                 Services, Inc., dated 06/05/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

   90,700,000     USD 12/17/2010 Interest rate swap agreement with Lehman Brothers Special             153,967
                                 Financing, Inc., dated 05/06/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

1,118,800,000     USD 12/17/2010 Interest rate swap agreement with Bank of America, N.A., dated      1,899,208
                                 05/16/2008 to receive semi-annually the notional amount
                                 multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

    1,600,000     USD  3/20/2011 Agreement with Merrill Lynch International., dated 06/11/2007          11,264
                                 to pay quarterly the notional amount multiplied by 0.10% and to receive par in the event of default of entity of Progress Energy,
                                 Inc..

    5,000,000     USD  6/20/2011 Agreement with Merrill Lynch Capital Services, Inc., dated            174,719
                                 11/30/2006 to pay the notional amount multiplied by 0.51%
                                 and to receive par in the event of default of Boston Scientific
                                 Corp.

    5,000,000     USD  6/20/2011 Agreement with Merrill Lynch Capital Services, Inc., dated          1,576,291
                                 12/01/2006 to pay the notional amount multiplied by 1.29%
                                 and to receive notional amount in the event of default of GMAC
                                 LLC.

    4,200,000     USD  9/20/2011 Agreement with J.P. Morgan Chase Bank, dated 11/09/2006 to            243,309
                                 pay the notional amount multiplied by 0.46% and to receive notional amount in the event of default of Health Care Property
                                 Investors, Inc.

    2,000,000     USD  1/20/2012 Agreement with Lehman Brothers Specials Financing , Inc.              (35,133)
                                 dated 11/19/2007 to pay the notional amount multiplied by
                                 0.39% and to receive the notional amount in the event of default of United Mexican States.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                   Expiration
Notional Amount       Date                                Description                                 Value
----------------   ---------- --------------------------------------------------------------------- ---------
 5,000,000     USD  3/20/2012 Agreement with Bank of America, N.A. dated 09/28/2007 to pay the      $  28,199
                              notional amount multiplied by 0.324% and to receive notional amount in the event of default of Wyeth.

 2,500,000     USD  3/20/2012 Agreement with Bank of America, N.A. dated 06/13/2007 to pay the        109,212
                              notional amount multiplied by 0.09% and to receive notional amount in the event of default of Consumers Energy Company.

 8,300,000     USD  6/20/2012 Agreement with Bank of America, N.A. dated 04/27/2007 to pay the        (53,960)
                              notional amount multiplied by 0.53% and to receive notional amount in the event of default of Globalsantafe Corporation.

 4,300,000     USD  9/20/2012 Agreement with Citibank, N.A., New York dated 08/06/2007 to             (73,012)
                              receive quarterly the notional amount multiplied by 0.92% and to pay par in the event of default of The Goldman Sachs Group, Inc.

 4,300,000     USD  9/20/2012 Agreement with Citibank, N.A., New York,, Inc. dated 06/07/2007 to     (263,968)
                              receive the notional amount multiplied by 0.95% and to pay par in the event of default of Merrill Lynch & Co., Inc.

19,000,000     USD  9/20/2012 Agreement with J.P. Morgan Chase Bank, dated 08/10/2007 to             (393,667)
                              receive the notional amount multiplied by 0.82% and to pay par in the event of default of The Goldman Sachs Group, Inc..

10,000,000     USD 12/20/2012 Agreement with J.P. Morgan Chase Bank, dated 09/14/2007 to pay           67,358
                              quarterly the notional amount multiplied by 0.320% and to receive par in the event of default of The TJX Companies, Inc.

 2,900,000     USD 12/20/2012 Agreement with J.P. Morgan Chase Bank, dated 09/14/2007 to pay           94,764
                              quarterly the notional amount multiplied by 0.285% and to receive notional amount in the event of default of Nordstrom, Inc.

 5,000,000     USD 12/20/2012 Agreement with J.P. Morgan Chase Bank, dated 09/14/2007 to pay           67,327
                              the notional amount multiplied by 0.369% and to receive par in the event of default of Target Corporation.

 5,000,000     USD 12/20/2012 Agreement with Merrill Lynch International, dated 02/29/2008 to         209,390
                              receive semi- annually the notional amount multiplied by 6.370%
                              and to pay notional amount in the event of default of underlying entity of CDX.NA.HY.9.

 2,500,000     USD  3/20/2013 Agreement with Morgan Stanley Capital Services, Inc. dated               19,141
                              11/01/2006 to pay the notional amount multiplied by 0.15% and to receive quarterly the notional amount in the underlying entity of
                              Wyeth.

10,000,000     USD  3/20/2013 Agreement with Morgan Stanley Capital Services, Inc. dated              (22,777)
                              03/03/2008 to pay quarterly the notional amount multiplied by
                              1.080% and to receive the notional amount in the event of default of
                              JP Morgan Chase & Co.

15,000,000     USD  3/20/2013 Agreement with Morgan Stanley Capital Services, Inc. dated              (40,454)
                              03/03/2008 to pay quarterly the notional amount multiplied by
                              1.090% and to receive the notional amount in the event of default of
                              JP Morgan Chase & Co.

45,800,000     USD  3/20/2013 Agreement with JP Morgan Chase Bank, N.A., dated 03/13/2008 to          590,142
                              pay semi-annually the notional amount multiplied by 2.640% and to receive the notional amount in the event of underlying entity of
                              Republic of Turkey.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                    Expiration
 Notional Amount       Date                                Description                                 Value
-----------------   ---------- -------------------------------------------------------------------- -----------
 19,800,000     USD  3/20/2013 Interest Rate Swap Agreement with Merrill Lynch Capital              $  (345,326)
                               Services, Inc., dated 02/21/2008 to receive semi-annually the notional amount multiplied by 5.500% and to pay semi-annually the notional amount multiplied by USD-CMM30-FNMA Rate.

 95,200,000     USD  6/20/2013 Agreement with Goldman Sachs International, dated 06/25/2008            (537,975)
                               to pay the notional amount multiplied by 1.550% and to receive the notional amount multiplied by CDX-NA-IG-10.

  6,400,000     USD  6/20/2013 Agreement with Goldman Sachs International, dated 06/25/2008              18,316
                               to receive the notional amount multiplied by 0.463% and to pay the notional amount multiplied by CDX-NA-IG-10.

 95,700,000     USD  6/20/2013 Agreement with Morgan Stanley Capital Services, dated                   (540,801)
                               06/24/2008 to pay the notional amount multiplied by 1.550% and to receive the notional amount multiplied by CDX-NA-IG-10.

405,100,000     USD 12/17/2013 Interest Rate Swap Agreement with Citibank, N.A., dated               (8,349,006)
                               05/21/2008 to receive semi-annually the notional amount
                               multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

  5,750,000     USD  3/20/2014 Agreement with Bank of America, N.A. dated 09/24/2007 to pay             270,713
                               quarterly the notional amount multiplied by 0.68% and to
                               receive notional amount in the event of default of Liberty Mutual
                               Group Inc.

  6,200,000     USD  6/20/2014 Agreement with Bank of America, N.A. dated 01/07/2008 to pay             161,059
                               quarterly the notional amount multiplied by 1.03% and to
                               receive par in the event of the underlying entity of R.R. Donnelley
                               & Sons Company.

  8,500,000     USD  6/20/2014 Agreement with Morgan Stanley Capital Services, Inc., dated               (4,814)
                               01/29/2008 to pay quarterly the notional amount multiplied by
                               0.760% and to receive par in the events of default of Pearson
                               PLC.

  5,000,000     USD  6/20/2014 Agreement with JP Morgan Chase Bank, N.A., dated 01/28/2008              (21,067)
                               to pay quarterly the notional amount multiplied by 0.830% and to receive notional amount in the event of default of Pearson
                               PLC.

 10,000,000     USD  9/20/2014 Agreement with Morgan Stanley Capital Services, Inc. dated               452,516
                               09/26/2007 to pay quarterly the notional amount multiplied by
                               0.65% and to receive the notional amount in the underlying entity of Nisource Finance Corp.

  5,000,000     USD 12/20/2014 Agreement with Bank of America, N.A. dated 09/25/2007 to pay             156,743
                               the notional amount multiplied by 0.630% and to receive par in the event of default of CAN Financial Corp.

  5,000,000     USD 12/20/2015 Agreement with Bank of America, N.A. dated 09/21/2007 to pay             178,142
                               quarterly the notional amount multiplied by 0.66% and to
                               receive notional amount in the event of default of Quest
                               Diagnostic Incorporated.

  5,000,000     USD  3/20/2016 Agreement with Lehman Brothers Special Financing, Inc., dated           (128,017)
                               01/24/2008 to pay quarterly the notional amount multiplied by
                               1.750% and to receive notional amount in the event of default of
                               The Home Depot, Inc.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                   Expiration
Notional Amount       Date                               Description                                Value
----------------   ---------- ------------------------------------------------------------------ -----------
 5,000,000     USD  3/20/2016 Agreement with Citibank, N.A., New York, dated 03/17/2008 to       $    87,458
                              pay quarterly the notional amount multiplied by 1.070% and to receive pay amount in the event of default of GATX Corporation.

16,200,000     GBP  6/15/2016 Interest Rate Swap Agreement with Merrill Lynch Capital Services,   (1,649,144)
                              Inc., dated 11/15/2005 to receive semi-annually the notional amount multiplied by 5.00% and to pay semi-annually the notional amount multiplied by the 6 month GBP-LIBOR-BBA.

10,000,000     USD  6/20/2016 Agreement with Morgan Stanley Capital Services, Inc., dated            356,378
                              11/30/2007 to receive quarterly the notional amount multiplied by 0.97% and to pay par in the events of default of Viacom, Inc.

 6,500,000     USD  6/20/2016 Agreement with Lehman Brothers Special Financing, Inc., dated          665,189
                              01/15/2008 to receive quarterly the notional amount multiplied by 0.86% and to pay par in the events of default of underlying entity of International Paper Company.

 5,000,000     USD  6/20/2016 Agreement with Lehman Brothers Special Financing, Inc., dated           89,962
                              01/18/2008 to pay quarterly the notional amount multiplied by
                              1.250% and to receive par in the events of default of Viacom Inc.

 5,000,000     USD  6/20/2016 Agreement with Citibank, N.A., New York, dated 02/06//2008 to          (73,862)
                              pay quarterly the notional amount multiplied by 0.940% and to receive par in the events of default of Omnicom Group, Inc.

 3,900,000     USD 12/20/2016 Agreement with Lehman Brothers Specials Financing , Inc. dated         383,284
                              11/01/2006 to pay the notional amount multiplied by 0.34% and to receive par in the event of default of Morgan Stanley.

11,250,000     USD 12/20/2016 Agreement with Bank of America, N.A. dated 09/21/2007 to pay         1,364,560
                              quarterly the notional amount multiplied by 0.966% and to
                              receive notional amount in the underlying entity of Sprint Nextel
                              Corporation.

 6,500,000     USD 12/20/2016 Agreement with JP Morgan Chase Bank, N.A., dated 11/09/2007 to         260,458
                              receive quarterly the notional amount multiplied by 0.83% and to pay par in the events of default of Time Warner, Inc.

10,000,000     USD 12/20/2016 Agreement with Bank of America, N.A., dated 01/16/2008 to pay          109,395
                              quarterly the notional amount multiplied by 0.795% and to
                              receive par in the events of default of underlying entity of The
                              Western Union Company.

72,000,000     USD  6/20/2017 Interest Rate Swap Agreement with Bank of America N.A., dated       (1,990,035)
                              12/07/2006 to pay semi-annually the notional amount multiplied by 5.00% and to receive the notional amount multiplied by
                              3 month USD-LIBOR-BBA.

20,000,000     USD  6/20/2017 Agreement with Morgan Stanley Capital Services Inc dated             1,600,328
                              06/08/07 to pay the notional amount multiplied by 0.97% and to receive notional amount in the underlying entity of Weyerhaeuser
                              Company.

13,000,000     USD  6/20/2017 Agreement with Morgan Stanley Capital Services Inc dated             1,023,286
                              06/08/07 to pay the notional amount multiplied by 0.99% and to receive notional amount in the underlying entity of Weyerhaeuser
                              Company.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                   Expiration
Notional Amount       Date                                 Description                                  Value
----------------   ---------- ---------------------------------------------------------------------- ----------
 4,800,000     USD  6/20/2017 Agreement with Lehman Brothers Specials Financing , Inc. dated         $   11,143
                              04/13/2007 to pay the notional amount multiplied by 1.25% and to receive the notional amount in the event of default of Reynolds
                              American Inc.

 9,700,000     USD  6/20/2017 Agreement with J.P. Morgan Chase Bank, Inc. dated 04/12/2007 to         1,479,794
                              pay the notional amount multiplied by 0.95% and to receive the notional amount in the event of Liz Claiborne, Inc.

 5,400,000     USD  6/20/2017 Agreement with Citibank, N.A., New York, dated 05/01/2007 to              110,172
                              receive 3 months the notional amount multiplied by 0.47% and to pay par in event of default of underlying bond(s) of the Diamond
                              Offshore Drilling, INC.

 5,000,000     USD  6/20/2017 Agreement with Bank of America, N.A. dated 11/06/2007 to receive          448,579
                              quarterly the notional amount multiplied by 0.595% and to pay par in the events of default of underlying entity of Centurytel, Inc.

 8,500,000     USD  9/20/2017 Agreement with Bank of America, N.A. dated 09/25/07 to pay the            238,603
                              notional amount multiplied by 0.423% and to receive quarterly the notional amount in the event of default of the underlying entity of
                              Rohm & Haas Holdings.

10,000,000     USD  9/20/2017 Agreement with Bank of America, N.A. dated 12/13/2007 to receive          312,129
                              quarterly the notional amount multiplied by 2.29% and to pay par in the events of default of underlying entity of Limited Brands, Inc.

 5,000,000     USD  9/20/2017 Agreement with Morgan Stanley Capital Services, Inc., dated               (96,425)
                              01/22/2008 to pay quarterly the notional amount multiplied by
                              3.113% and to receive par in the events of default of underlying entity of Limited Brands, Inc.

 7,500,000     USD  9/20/2017 Agreement with Citibank, N.A. New York, dated 01/16/2008 to pay           248,111
                              quarterly the notional amount multiplied by 1.170% and to receive par in the events of default of underlying entity of Nisource Finance
                              Corp.

 5,000,000     USD 12/20/2017 Agreement with Bank of America, N.A. dated 11/14/2007 to receive           38,299
                              quarterly the notional amount multiplied by 0.50% and to pay par in the events of default of Covidien Ltd.

 7,000,000     USD 12/20/2017 Agreement with Lehman Brothers Special Financing, Inc. dated              241,403
                              12/14/2007 to receive quarterly the notional amount multiplied by
                              0.57% and to pay par in the events of default of J.P. Morgan Chase
                              & Co.

 8,000,000     USD 12/20/2017 Agreement with Morgan Stanley Capital Services, Inc., dated               287,397
                              12/13/2007 to receive quarterly the notional amount multiplied by
                              0.55% and to pay par in the events of default of underlying entity of
                              Morgan Stanley Capital Services, Inc.

 7,500,000     USD  3/20/2018 Agreement with Bank of America, N.A., dated 10/26/2007 to                 465,896
                              receive quarterly the notional amount multiplied by 1.227% and to pay par in the events of default of Health Care Property Investors,
                              Inc.

10,000,000     USD  3/20/2018 Agreement with Bank of America, N.A., dated 01/09/2008 to pay             242,958
                              quarterly the notional amount multiplied by 1.834% and to receive par in the events of default of Con-Way Inc.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                    Expiration
 Notional Amount       Date                               Description                                 Value
-----------------   ---------- ------------------------------------------------------------------- -----------
  5,000,000     USD  3/20/2018 Agreement with Morgan Stanley Capital Services, Inc., dated         $  (159,370)
                               01/14/2008 to pay quarterly the notional amount multiplied by
                               1.20% and to receive par in the events of default of Target
                               Corporation.

  5,000,000     USD  3/20/2018 Agreement with Lehman Brothers Special Financing, Inc., dated            57,491
                               01/11/2008 to pay quarterly the notional amount multiplied by
                               1.025% and to receive par in the events of default of Kraft Foods,
                               Inc.

 10,000,000     USD  3/20/2018 Agreement with Lehman Brothers Special Financing, Inc., dated           572,235
                               01/11/2008 to receive quarterly the notional amount multiplied by 1.010% and to pay par in the events of default of underlying entity of CSX Corporation.

  5,000,000     USD  3/20/2018 Agreement with JP Morgan Chase Bank, N.A., dated 02/05/2008              99,320
                               to pay quarterly the notional amount multiplied by 1.050% and to receive par in the events of default of underlying entity of
                               GATX Corporation.

 49,800,000     USD 12/17/2018 Interest Rate Swap Agreement with Morgan Stanley Capital               (764,359)
                               Services, Inc., dated 06/03/2008 to pay semi-annually the
                               notional amount multiplied by 5.000% and to receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA Rate.

  5,100,000     USD 12/17/2018 Interest Rate Swap Agreement with Citibank, N.A., dated                 (78,278)
                               06/03/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

 21,800,000     USD 12/17/2018 Interest Rate Swap Agreement with Merrill Lynch Capital                (334,599)
                               Services, Inc., dated 06/06/2008 to pay semi-annually the
                               notional amount multiplied by 5.000% and to receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA Rate.

434,700,000     USD 12/17/2023 Interest Rate Swap Agreement with Merrill Lynch Capital              (2,543,156)
                               Services, Inc., dated 06/09/2008 to pay semi-annually the
                               notional amount multiplied by 5.000% and to receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA Rate.

 88,200,000     USD 12/17/2023 Interest Rate Swap Agreement with Morgan Stanley Capital               (516,003)
                               Services, Inc., dated 06/11/2008 to pay semi-annually the
                               notional amount multiplied by 5.000% and to receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA Rate.

 81,600,000     USD 12/17/2023 Interest Rate Swap Agreement with Lehman Brothers Special              (477,390)
                               Financing, Inc., dated 05/27/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-
                               annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA Rate.

 77,900,000     USD 12/17/2028 Interest Rate Swap Agreement with Morgan Stanley Capital                 85,551
                               Services, Inc., dated 06/04/2008 to pay semi-annually the
                               notional amount multiplied by 5.000% and to receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA Rate.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                    Expiration
 Notional Amount       Date                                Description                                 Value
-----------------   ---------- -------------------------------------------------------------------- -----------
 29,400,000     USD 12/17/2028 Interest Rate Swap Agreement with Bank of America, N.A., dated       $    32,287
                               06/04/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

 17,000,000     USD 12/17/2028 Interest Rate Swap Agreement with Merrill Lynch Capital                   18,670
                               Services, Inc., dated 06/04/2008 to pay semi-annually the
                               notional amount multiplied by 5.000% and to receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA Rate.

 13,900,000     USD 12/17/2028 Interest Rate Swap Agreement with JP Morgan Chase Bank, N.A.,             15,265
                               dated 06/04/2008 to pay semi-annually the notional amount
                               multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

  7,500,000     USD 12/17/2028 Interest Rate Swap Agreement with Lehman Brothers Special                  8,237
                               Financing, Inc., dated 05/27/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA Rate.

 22,500,000     USD  6/20/2037 Interest Rate Swap Agreement with Morgan Stanley Capital                 285,750
                               Services, Inc., dated 11/29/2006 to receive the notional amount and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

  3,000,000     USD  8/25/2037 Agreement with Citibank, N.A., dated 11/01/2007 to receive            (2,733,300)
                               quarterly the notional amount multiplied by 0.15% and to pay par in the events of default of underlying entity of ABX.HE.AA.

 18,600,000     USD 12/17/2038 Interest Rate Swap Agreement with Merrill Lynch Capital                  107,022
                               Services, Inc. dated 06/02/2008 to pay semi-annually the
                               notional amount multiplied by 5.000% and receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA.

106,700,000     USD 12/17/2038 Interest Rate Swap Agreement with Morgan Stanley Capital                 613,938
                               Services, Inc. dated 06/03/2008 to pay semi-annually the
                               notional amount multiplied by 5.000% and receive
                               semi-annually the notional amount multiplied by 3 month
                               USD-LIBOR-BBA.

 37,900,000     USD 12/17/2038 Interest Rate Swap Agreement with Citibank, N.A. dated                   218,072
                               06/04/2008 to pay semi-annually the notional amount multiplied by 5.000% and receive semi-annually the notional amount
                               multiplied by 3 month USD-LIBOR-BBA.

 78,300,000     USD 12/17/2038 Interest Rate Swap Agreement with Bank of America, N.A. dated            450,528
                               06/05/2008 to pay semi-annually the notional amount multiplied by 5.000% and receive semi-annually the notional amount
                               multiplied by 3 month USD-LIBOR-BBA.

  2,850,000     USD  7/25/2045 Agreement with Lehman Brothers dated 01/24/06 to pay                   2,250,075
                               quarterly the notional amount multiplied by 0.54% and to
                               receive par in event of default of underlying sovereign entities of the ABX.HE.A.06-01.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                    Expiration
 Notional Amount       Date                              Description                                 Value
-----------------   ---------- ----------------------------------------------------------------- -------------
  2,850,000     USD  7/25/2045 Agreement with Merrill Lynch International, dated 07/12/07 to     $ (2,250,075)
                               pay quarterly the notional amount multiplied by 0.54% and to receive par in event of default of underlying sovereign entities of the ABX.HE.A.06-01.

 13,300,000     USD 12/13/2049 Agreement with Morgan Stanley Capital Services, Inc., dated         (1,237,769)
                               02/14/2008 to receive quarterly the notional amount
                               multiplied by 0.080% and to pay par in event of default of underlying entities of the CMBX.NA.AAA.3.

120,000,000     AUD  9/15/2009 Interest Rate Swap Agreement with Lehman Brothers Special           (1,037,569)
                               Financing, Inc., dated 12/07/2007 to receive semi-annually the notional amount multiplied by 7.00% and to pay the
                               notional amount multiplied by 6 month AUD-BBR-BBSW.

 90,600,000     AUD  9/15/2009 Interest Rate Swap Agreement with Citibank, N.A., dated               (783,365)
                               12/07/2007 to receive semi-annually the notional amount
                               multiplied by 7.00% and to pay the notional amount
                               multiplied by 6 month AUD-BBR-BBSW.

289,300,000     AUD  6/15/2010 Interest Rate Swap Agreement with Morgan Stanley Capital            (4,910,147)
                               Services, Inc., dated 08/10/2007 to receive semi-annually the notional amount multiplied by 7.00% and to pay the notional amount multiplied by 6 month AUD-BBR-BBSW.

 50,600,000     BRL   1/4/2010 Interest Rate Swap Agreement with Merrill Lynch Capital               (721,446)
                               Services, Inc., dated 12/13/07 to receive annually the notional amount multiplied by 12.67% and pay semi-annually
                               multiplied by the BRL PTAX (BRL09).

251,200,000     BRL   1/4/2010 Interest Rate Swap Agreement with Morgan Stanley Capital            (3,581,565)
                               Services, Inc. dated 02/13/2008 to receive annually the
                               notional amount multiplied by 12.67% and pay semi-annually multiplied by the BRL PTAX (BRL09).

295,300,000     BRL   1/2/2012 Interest Rate Swap Agreement with Morgan Stanley Capital           (21,074,161)
                               Services, Inc. dated 05/16/07 to receive annually the notional amount multiplied by 10.115% and pay semi-annually
                               multiplied by the BRL PTAX (BRL09).

193,300,000     BRL   1/2/2012 Interest Rate Swap Agreement with Merrill Lynch Capital             (2,437,897)
                               Services, Inc. dated 12/21/07 to receive annually the notional amount multiplied by 12.54% and pay semi-annually
                               multiplied by the BRL PTAX (BRL09).

 90,500,000     BRL   1/2/2012 Interest Rate Swap Agreement with Morgan Stanley Capital            (2,730,565)
                               Services, Inc. dated 12/04/07 to receive annually the notional amount multiplied by 12.54% and pay semi-annually
                               multiplied by the BRL PTAX (BRL09).

  2,400,000     EUR  3/15/2012 Interest Rate Swap Agreement with Lehman Brothers dated               (123,789)
                               03/13/2007 to receive annually the notional amount multiplied by ([1+1.9475%)^5] - 1)* Notional and pay annually notional amount multiplied [(Index Final/Index Initial) - 1].

 10,400,000     EUR  3/15/2012 Interest Rate Swap Agreement with J.P. Morgan Chase Bank              (605,641)
                               dated 03/21/2007 to receive annually the notional amount
                               multiplied by ([1+1.9475%)^5] - 1)* Notional and pay
                               annually notional amount multiplied [(FRCPxtob End Index/
                               FRCPxtob Start Index) - 1]*Notional .

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

10. SWAP AGREEMENTS - CONTINUED

                    Expiration
 Notional Amount       Date                               Description                                 Value
-----------------   ---------- ------------------------------------------------------------------ ------------
 21,700,000     EUR  4/10/2012 Interest Rate Swap Agreement with J.P. Morgan Chase Bank           $ (1,321,140)
                               dated 03/13/2007 to receive annually the notional amount
                               multiplied by ([1+1.9475%)^5] - 1)* Notional and pay
                               annually notional amount multiplied [(Index Final/Index
                               Initial) - 1].

  2,800,000     EUR  7/11/2037 Interest Rate Swap Agreement with Citibank, N.A., dated                  (8,059)
                               07/09/2007 to receive annually the notional amount multiplied by 5.00% and pay annually the notional amount multiplied by 6 month EUR -EURIBOR-Telerate.

  2,400,000     EUR  9/17/2038 Interest Rate Swap Agreement with JP Morgan Chase Bank,                 (30,991)
                               N.A., dated 04/02/2008 to pay annually the notional amount multiplied by 5.000% and to receive annually the notional
                               amount multiplied by 6 month EUR-EURIBOR-Reuters Rate.

 44,500,000     EUR  9/17/2038 Interest Rate Swap Agreement with Morgan Stanley Capital               (574,633)
                               Services, Inc., dated 04/02/2008 to pay annually the notional amount multiplied by 5.000% and to receive annually the
                               notional amount multiplied by 6 month EUR-EURIBOR-Reuters
                               Rate.

 50,000,000     EUR  9/19/2038 Interest Rate Swap Agreement with Morgan Stanley Capital              2,336,535
                               Services, Inc. dated 03/19/2008 to pay annually the notional amount multiplied by 4.75% and receive Annually the notional amount multiplied by 6 month EUR -EURIBOR-Reuters.

346,000,000     GBP  9/18/2009 Interest Rate Swap Agreement with Merrill Lynch Capital Services,    (1,764,666)
                               Inc., dated 07/27/2007 to receive semi-annually the notional amount multiplied by 6.00% and to pay semi-annually the
                               notional amount multiplied by the 6 month GBP-LIBOR-BBA.

 18,300,000     GBP  3/20/2013 Interest Rate Swap Agreement with Lehman Brothers Special              (885,846)
                               Financing, Inc. dated 09/13/2007 to receive semi-annually the notional amount multiplied by 5.50% and pay semi-annually
                               multiplied by the 6 month GBP-LIBOR-BBA.

    700,000     GBP  6/18/2034 Interest Rate Swap Agreement with Morgan Stanley Capital                (72,974)
                               Services, Inc. dated 11/23/2005 to receive semi-annually the notional amount multiplied by 5.00% and pay semi-annually
                               multiplied by the 6 month GBP-LIBOR-BBA.

 14,100,000     GBP  6/18/2034 Interest Rate Swap Agreement with Merrill Lynch Capital              (1,480,919)
                               Services, Inc., dated 11/15/2005 to receive semi-annually the notional amount multiplied by the 6 month GBP-LIBOR-BBA
                               and pay semi-annually the notional amount multiplied by
                               5.00%

 45,100,000     GBP 12/15/2035 Interest Rate Swap Agreement with Morgan Stanley Capital              2,066,450
                               Services, Inc. dated 11/3/2005 to receive semi-annually the notional amount multiplied by 6 month GBP-LIBOR-BBA and to pay semi-annually notional amount multiplied by 4.00%.
                                                                                                  ------------

                                                                                                  $(35,524,295)
                                                                                                  ============

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro Dollar
GBP - British Pound
USD - United States Dollar

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


11. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

13. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
PIONEER FUND PORTFOLIO                             FOR THE PERIOD ENDED 6/30/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the six-month period ended June 30, 2008, the Portfolio has a return of (9.89)% for Class A Shares, versus (11.91)% for its benchmark, the S&P 500(R) Index./1/

PORTFOLIO REVIEW

In the six-month period ending June 30, 2008, the largest driver of above-benchmark returns was good stock selection, most notably in the Financials and Industrials sectors. Returns were also boosted by stock selection in other sectors, particularly health care, energy, and materials; only in the Information Technology sector did selection materially detract from performance. Sector weighting decisions also benefited returns, as our financials underweight and materials overweight added value, while an energy underweight was a drag on benchmark-relative returns.

We have been quite negative on the financials sector for some time, and have endeavored to rid our portfolio of companies with subprime or structured finance exposure, while being mindful of not flinging the baby out with the bathwater. Our underweighting of the sector, industry weighting decisions within the sector, and bottom-up security selection all added value in the past six months. In general, we avoided the stocks that fell the most and, in most industries, owned stocks that outperformed their industry peers. One notable winner was our position in insurer SAFECO, whose stock returned over 20% as the firm was acquired by Liberty Mutual. The stock of property/casualty insurer Chubb declined modestly over the six months, but fell far less than its peers. Chubb's clear focus on its core business, its strong market position in that business, and the limited risk of "subprime contagion" were attractive to investors in this market.

Strong relative performance in the Industrials sector reflected our positions in railroads like Norfolk Southern and Burlington Northern Santa Fe, which are benefiting from growing demand for bulk commodities like coal. Over the six months, our machinery companies were a modest drag on returns as price declines in Deere and PACCAR more than offset gains in Caterpillar.

Our energy underweight (based on concern about the sustainability of earnings growth rates) was a drag on returns in the past six months, but selection within the sector added value. The largest individual contributor to fund performance was exploration and production firm Apache, which rose roughly 30%. Apache is benefiting from both strong production growth and market appreciation for the depth of its reserve base and its production growth opportunity as natural gas prices continued to rise.

We continue to benefit from an overweight of the materials sector and from our emphasis on mining companies, as shares in Rio Tinto, Alcoa, and Teck Cominco rallied. Operating results have generally been good and commodity demand has remained strong. Share prices have also risen as investors have bid up company valuations.

In health care, returns benefited from our emphasis on equipment & supplies companies; our holdings generally posted price gains or only small declines in a period in which S&P 500(R) health care sector declined more than 10%.

Returns in the information technology sector were hurt by declines in the price of Nokia, Motorola, and Sun Microsystems, each of which is suffering from some form of fundamental problem. One holding, office machinery maker Canon, posted a double-digit gain against a backdrop of falling stock prices, reflecting both its low initial valuation and improving business prospects.

MARKET ENVIRONMENT/CONDITIONS

We remain cautious on the market in the near term. Earnings growth is likely to be at a premium over the next twelve months. While we're concerned about current events and pay attention to what's going on, we're really looking at stocks on a far longer horizon and estimating earnings power years into the future, by which time we hope and expect we'll be in the midst of another economic and earnings expansion.

In the near term, there are a lot of concerns in the market, but it is a good time to be positioning for longer term opportunities. Big cap pharma, for example, remains out of favor, but there is value there in the form of dividend yields and strong balance sheets, and there is also opportunity as rising global standards of living expand the potential customer base. Food companies are currently being hit by rising commodity prices but, in the longer term, have significant growth opportunity overseas.

CURRENT OUTLOOK/STRATEGY

While staying fully invested, we have emphasized defensive names and companies with overseas exposure--companies able to take advantage of the still pretty strong growth overseas in developing and even some developed countries.

We continue to overweight the materials and industrials sectors. Despite a slowing US economy, global demand for commodities remains remarkably strong, and we expect demand for a broad range of industrial metals to remain strong for an extended period of time. In Materials, the emphasis is on metals and mining companies. In the Industrials sector, the emphasis is on heavy machinery makers and railroads, both beneficiaries of the boom in commodity production.

We continue to have a below-index exposure to the financials sector, notably avoiding money center banks and Wall Street firms, both because of balance sheet risks and concerns that their earnings power has been permanently impaired.

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIONEER FUND PORTFOLIO                             FOR THE PERIOD ENDED 6/30/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



We remain significantly underweight Energy, particularly oil producers. The longer-term bullish case for Energy is similar to that for other commodities: while prices may be volatile in the short term, growing global prosperity will continue to support demand over the longer term, and we expect growing demand and supply constraints to support commodity prices, although there will be short-term volatility. In the near term, however, we are underweight the sector because we find it difficult to see how company earnings will continue to rise, given the rising cost pressures companies face.

JOHN A. CAREY, Executive Vice President and Portfolio Manager
PIONEER INVESTMENT MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                  Percent of
                    Description                   Net Assets
                    ----------------------------------------
                    Chevron Corp.                   3.91%
                    ----------------------------------------
                    Rio Tinto Plc (ADR)             3.14%
                    ----------------------------------------
                    Norflock Southern Corp.         2.97%
                    ----------------------------------------
                    Apache Corp                     2.48%
                    ----------------------------------------
                    Reed Elsevier N.V. (ADR)        2.45%
                    ----------------------------------------
                    Chubb Corp. (The)               2.30%
                    ----------------------------------------
                    AT&T, Inc.                      2.12%
                    ----------------------------------------
                    Becton, Dickinson & Co.         2.01%
                    ----------------------------------------
                    McGraw-Hill Cos., Inc. (The)    1.96%
                    ----------------------------------------
                    PACCAR, Inc.                    1.96%
                    ----------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

               [CHART]

Basic Materials                 9.7%
Communications                 10.7%
Cyclical                       11.2%
Energy                          8.4%
Financials                     10.0%
Industrials                    14.8%
Non-Cyclical                   23.6%
Technology                     10.4%
Utilities                       1.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIONEER FUND PORTFOLIO                             FOR THE PERIOD ENDED 6/30/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                       PIONEER FUND PORTFOLIO MANAGED BY
          PIONEER INVESTMENT MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/
                           Growth Based on $10,000+

                    [CHART]

                   Pioneer Fund-Class A   S&P 500/(R)/ Index/1/
                  ----------------------  ---------------------
    12/31/1997            $10,000                 $10,000
    12/31/1998             11,821                  12,558
    12/31/1999             11,812                  15,200
    12/30/2000             14,677                  13,815
    12/31/2001             11,302                  12,173
    12/31/2002              7,888                   9,483
    12/31/2003              9,764                  12,203
    12/30/2004             10,851                  13,530
    12/31/2005             11,501                  14,195
    12/31/2006             13,331                  16,439
    12/31/2007             13,999                  17,341
    06/30/2008             12,614                  15,276


    ------------------------------------------------------------------------
                                      Average Annual Return/2/
                                   (for the period ended 6/30/08)
    ------------------------------------------------------------------------
                                                                   Since
                         6 Months 1 Year  3 Year 5 Year 10 Year Inception/3/
    ------------------------------------------------------------------------
    Pioneer Fund
--  Portfolio--Class A    -9.89%  -12.31% 5.56%  8.20%   1.55%     5.99%
    ------------------------------------------------------------------------
- - S&P 500(R) Index/1/  -11.91%  -13.12% 4.41%  7.58%   2.88%     9.79%
    ------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees and expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 12/31/1994. Index returns are based on an inception date of 12/31/1994.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
PIONEER FUND PORTFOLIO                       ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  901.10       $4.58
  Hypothetical (5% return before expenses)      1,000.00      1,020.04        4.87
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.97% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

     -------------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     -------------------------------------------------------------------------

     COMMON STOCKS - 101.4%
     AEROSPACE & DEFENSE - 3.5%
     General Dynamics Corp.............................  8,379 $    705,512
     Honeywell International, Inc......................  1,994      100,258
     United Technologies Corp.......................... 10,822      667,718
                                                               ------------
                                                                  1,473,488
                                                               ------------
     AUTO COMPONENTS - 2.1%
     BorgWarner, Inc...................................  3,239      143,747
     Johnson Controls, Inc............................. 25,406      728,644
                                                               ------------
                                                                    872,391
                                                               ------------
     AUTOMOBILES - 0.3%
     Ford Motor Co.*................................... 26,711      128,480
                                                               ------------
     BEVERAGES - 2.3%
     Coca-Cola Co......................................  6,120      318,117
     PepsiCo, Inc...................................... 10,349      658,093
                                                               ------------
                                                                    976,210
                                                               ------------
     CAPITAL MARKETS - 1.8%
     Bank of New York Mellon Corp......................  4,485      169,668
     Franklin Resources, Inc...........................  1,994      182,750
     T. Rowe Price Group, Inc..........................  7,186      405,793
                                                               ------------
                                                                    758,211
                                                               ------------
     CHEMICALS - 3.1%
     Air Products & Chemicals, Inc.....................  3,329      329,105
     Dow Chemical Co. (The)............................  8,494      296,525
     E.I. du Pont de Nemours & Co......................  7,198      308,722
     Ecolab, Inc.......................................  4,416      189,844
     Praxair, Inc......................................  1,986      187,161
                                                               ------------
                                                                  1,311,357
                                                               ------------
     COMMERCIAL BANKS - 3.2%
     Banco Bilbao Vizcaya Argentaria, S.A. (ADR).......  2,784       52,813
     SunTrust Banks, Inc...............................  7,737      280,234
     U.S. Bancorp...................................... 16,462      459,125
     Wells Fargo & Co.................................. 16,363      388,621
     Zions Bancorporation..............................  5,136      161,733
                                                               ------------
                                                                  1,342,526
                                                               ------------
     COMMUNICATIONS EQUIPMENT - 2.8%
     Cisco Systems, Inc.*.............................. 12,003      279,189
     Corning, Inc......................................  6,477      149,295
     Motorola, Inc..................................... 18,720      137,405
     Nokia Oyj (ADR)................................... 24,456      599,172
                                                               ------------
                                                                  1,165,061
                                                               ------------
     COMPUTERS & PERIPHERALS - 3.0%
     Dell, Inc.*....................................... 12,308      269,299
     EMC Corp.*........................................  9,134      134,179
     Hewlett-Packard Co................................ 16,958      749,713
     Sun Microsystems, Inc.*........................... 10,025      109,072
                                                               ------------
                                                                  1,262,263
                                                               ------------

     -------------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     -------------------------------------------------------------------------

     CONSUMER FINANCE - 0.7%
     American Express Co...............................  7,396 $    278,607
                                                               ------------
     DIVERSIFIED FINANCIAL SERVICES - 0.4%
     Bank of America Corp..............................  1,545       36,879
     JPMorgan Chase & Co...............................  3,149      108,042
                                                               ------------
                                                                    144,921
                                                               ------------
     DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
     AT&T, Inc......................................... 26,462      891,505
     Verizon Communications, Inc.......................  6,678      236,401
     Windstream Corp...................................  5,713       70,498
                                                               ------------
                                                                  1,198,404
                                                               ------------
     ELECTRIC UTILITIES - 0.7%
     Southern Co.......................................  8,039      280,722
                                                               ------------
     ELECTRICAL EQUIPMENT - 1.3%
     Emerson Electric Co...............................  7,393      365,584
     Rockwell Automation, Inc..........................  4,337      189,657
                                                               ------------
                                                                    555,241
                                                               ------------
     FOOD & STAPLES RETAILING - 2.9%
     CVS Caremark Corp.................................  7,784      308,013
     Sysco Corp........................................ 11,696      321,757
     Walgreen Co....................................... 18,333      596,006
                                                               ------------
                                                                  1,225,776
                                                               ------------
     FOOD PRODUCTS - 5.9%
     Campbell Soup Co.................................. 11,863      396,936
     General Mills, Inc................................  6,433      390,933
     H.J. Heinz Co..................................... 10,109      483,716
     Hershey Co. (The)................................. 12,283      402,637
     Kellogg Co........................................  4,202      201,780
     Kraft Foods, Inc. - Class A....................... 16,385      466,153
     Nestle S.A........................................  3,060      138,426
                                                               ------------
                                                                  2,480,581
                                                               ------------
     HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
     Becton, Dickinson & Co............................ 10,375      843,487
     C.R. Bard, Inc....................................  6,090      535,616
     Medtronic, Inc....................................  7,219      373,583
     St. Jude Medical, Inc.*........................... 10,135      414,319
     Zimmer Holdings, Inc.*............................  5,724      389,518
                                                               ------------
                                                                  2,556,523
                                                               ------------
     HOUSEHOLD PRODUCTS - 1.8%
     Clorox Co.........................................  1,979      103,304
     Colgate-Palmolive Co..............................  9,169      633,578
                                                               ------------
                                                                    736,882
                                                               ------------
     INDUSTRIAL CONGLOMERATES - 1.3%
     3M Co.............................................  4,225      294,018
     General Electric Co............................... 10,022      267,487
                                                               ------------
                                                                    561,505
                                                               ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     INSURANCE - 4.1%
     Chubb Corp. (The)................................. 19,720 $    966,477
     Hartford Financial Services Group, Inc. (The).....  7,239      467,422
     SAFECO Corp.......................................  4,358      292,684
                                                               ------------
                                                                  1,726,583
                                                               ------------
     IT SERVICES - 1.6%
     Automatic Data Processing, Inc....................  6,832      286,261
     DST Systems, Inc.*................................  3,813      209,906
     Fiserv, Inc.*.....................................  3,703      168,005
                                                               ------------
                                                                    664,172
                                                               ------------
     MACHINERY - 5.7%
     Caterpillar, Inc..................................  7,084      522,941
     Deere & Co........................................ 10,559      761,621
     Illinois Tool Works, Inc..........................  2,204      104,712
     PACCAR, Inc....................................... 19,646      821,792
     Parker Hannifin Corp..............................  2,477      176,659
                                                               ------------
                                                                  2,387,725
                                                               ------------
     MEDIA - 5.2%
     Gannett Co., Inc..................................  4,712      102,109
     McGraw-Hill Cos., Inc. (The)...................... 20,503      822,580
     Reed Elsevier N.V. (ADR).......................... 30,651    1,027,422
     Walt Disney Co. (The).............................  7,159      223,361
                                                               ------------
                                                                  2,175,472
                                                               ------------
     METALS & MINING - 6.7%
     Alcoa, Inc........................................ 18,402      655,479
     Freeport-McMoRan Copper & Gold, Inc...............  3,014      353,211
     Rio Tinto Plc (ADR)...............................  2,664    1,318,680
     Teck Cominco, Ltd. - Class B......................  5,059      242,579
     Xstrata Plc.......................................  3,149      250,120
                                                               ------------
                                                                  2,820,069
                                                               ------------
     MULTI-UTILITIES - 0.5%
     Public Service Enterprise Group, Inc..............  4,932      226,527
                                                               ------------
     MULTILINE RETAIL - 3.2%
     J.C. Penney Co., Inc..............................  9,151      332,090
     Nordstrom, Inc.................................... 10,838      328,391
     Target Corp....................................... 14,858      690,749
                                                               ------------
                                                                  1,351,230
                                                               ------------
     OFFICE ELECTRONICS - 1.5%
     Canon, Inc. (ADR)................................. 12,590      644,734
                                                               ------------
     OIL, GAS & CONSUMABLE FUELS - 8.5%
     Apache Corp.......................................  7,499    1,042,361
     Chevron Corp...................................... 16,569    1,642,485
     Exxon Mobil Corp..................................  6,640      585,183
     Royal Dutch Shell Plc (ADR).......................  3,673      300,121
                                                               ------------
                                                                  3,570,150
                                                               ------------
     PERSONAL PRODUCTS - 0.3%
     Estee Lauder Companies, Inc. - Class A............  3,045      141,440
                                                               ------------

  ---------------------------------------------------------------------------
                                                     SHARES/PAR    VALUE
  SECURITY DESCRIPTION                                 AMOUNT     (NOTE 2)
  ---------------------------------------------------------------------------

  PHARMACEUTICALS - 6.8%
  Abbott Laboratories...............................     9,967  $    527,952
  Barr Pharmaceuticals, Inc.*.......................     6,678       301,044
  Eli Lilly & Co....................................     6,471       298,701
  Merck & Co., Inc..................................     5,862       220,939
  Pfizer, Inc.......................................    18,448       322,287
  Roche Holding AG (ADR)............................     5,174       464,884
  Schering-Plough Corp..............................    25,664       505,324
  Teva Pharmaceutical Industries, Ltd. (ADR)........     4,889       223,916
                                                                ------------
                                                                   2,865,047
                                                                ------------
  ROAD & RAIL - 5.1%
  Burlington Northern Santa Fe Corp.................     4,994       498,850
  Canadian National Railway Co......................     8,272       397,718
  Norfolk Southern Corp.............................    19,915     1,248,073
                                                                ------------
                                                                   2,144,641
                                                                ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
  Applied Materials, Inc............................    16,234       309,907
  Intel Corp........................................    23,245       499,303
  Texas Instruments, Inc............................    18,271       514,511
                                                                ------------
                                                                   1,323,721
                                                                ------------
  SOFTWARE - 1.3%
  Adobe Systems, Inc.*..............................     8,175       322,013
  Microsoft Corp....................................     7,617       209,544
                                                                ------------
                                                                     531,557
                                                                ------------
  SPECIALTY RETAIL - 1.0%
  Lowe's Cos., Inc..................................    13,537       280,893
  Staples, Inc......................................     6,560       155,800
                                                                ------------
                                                                     436,693
                                                                ------------
  TEXTILES, APPAREL & LUXURY GOODS - 0.6%
  Coach, Inc.*......................................     9,256       267,313
                                                                ------------
  Total Common Stocks (Cost $34,738,342)                          42,586,223
                                                                ------------

  SHORT-TERM INVESTMENT - 2.0%
  State Street Bank & Trust Co., Repurchase
    Agreement, dated 6/30/08 at 0.450% to be
    repurchased at $849,010.61 on 07/01/08
    collateralized by $845,000 FNMA at 6.300% due
    02/26/27 with a value of $866,125. (Cost -
    $849,000).......................................  $849,000       849,000
                                                                ------------

  TOTAL INVESTMENTS - 103.4% (Cost $35,587,342)                   43,435,223

  Other Assets and Liabilities (net) - (3.4)%                     (1,444,588)
                                                                ------------

  TOTAL NET ASSETS - 100.0%                                     $ 41,990,635
                                                                ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $43,435,223              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $43,435,223              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

PIONEER FUND PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $42,586,223
   Repurchase Agreement                                                        849,000
   Cash                                                                            729
   Receivable for investments sold                                               7,986
   Receivable for Trust shares sold                                             34,319
   Dividends receivable                                                         59,283
   Interest receivable                                                              11
                                                                           -----------
       Total assets                                                         43,537,551
                                                                           -----------
LIABILITIES
   Due to bank cash denominated in foreign currencies**                          4,902
   Payables for:
       Investments purchased                                                 1,321,238
       Trust shares redeemed                                                   120,413
       Management fee (Note 3)                                                  27,024
       Administration fee                                                          434
       Custodian and accounting fees                                            13,145
   Accrued expenses                                                             59,760
                                                                           -----------
       Total liabilities                                                     1,546,916
                                                                           -----------
NET ASSETS                                                                 $41,990,635
                                                                           ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $43,631,515
   Accumulated net realized loss                                            (9,850,065)
   Unrealized appreciation on investments and foreign currency               7,848,801
   Undistributed net investment income                                         360,384
                                                                           -----------
       Total                                                               $41,990,635
                                                                           ===========
NET ASSETS
   Class A                                                                 $41,990,635
                                                                           ===========
CAPITAL SHARES OUTSTANDING
   Class A                                                                   3,087,981
                                                                           ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $     13.60
                                                                           ===========

---------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement                      $34,738,342
**Cost of cash denominated in foreign currencies                                (4,881)

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)


PIONEER FUND PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   568,578
   Interest                                                                     1,880
                                                                          -----------
       Total investment income                                                570,458
                                                                          -----------
EXPENSES
   Management fee (Note 3)                                                    163,207
   Administration fees                                                          3,058
   Custodian and accounting fees                                                2,034
   Audit                                                                       18,716
   Legal                                                                       12,002
   Trustee fees and expenses                                                    7,957
   Shareholder reporting                                                        5,719
   Insurance                                                                      362
   Other                                                                        4,469
                                                                          -----------
       Total expenses                                                         217,524
       Less expenses reimbursed by the Manager                                 (7,262)
       Less broker commission recapture                                          (190)
                                                                          -----------
   Net expenses                                                               210,072
                                                                          -----------
   Net investment income                                                      360,386
                                                                          -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                            (34,171)
       Foreign currency                                                         3,462
                                                                          -----------
   Net realized loss on investments and foreign currency                      (30,709)
                                                                          -----------
   Net change in unrealized depreciation on:
       Investments                                                         (4,925,613)
       Foreign currency                                                        (2,377)
                                                                          -----------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (4,927,990)
                                                                          -----------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (4,958,699)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(4,598,313)
                                                                          ===========

--------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $    29,031

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

PIONEER FUND PORTFOLIO
                                                                         Period Ended   Year Ended
                                                                         June 30, 2008 December 31,
                                                                          (Unaudited)      2007
                                                                         ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                  $   360,386  $   446,778
   Net realized gain (loss) on investments and foreign currency               (30,709)   1,565,041
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                    (4,927,990)     211,374
                                                                          -----------  -----------
   Net increase (decrease) in net assets resulting from operations         (4,598,313)   2,223,193
                                                                          -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (433,431)    (406,776)
                                                                          -----------  -----------
   Net decrease in net assets resulting from distributions                   (433,431)    (406,776)
                                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                5,543,913    9,529,829
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                  433,431      406,776
   Cost of shares repurchased
     Class A                                                               (5,040,656)  (9,396,090)
                                                                          -----------  -----------
   Net increase in net assets from capital share transactions                 936,688      540,515
                                                                          -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (4,095,056)   2,356,932
                                                                          -----------  -----------
   Net assets at beginning of period                                       46,085,691   43,728,759
                                                                          -----------  -----------
   Net assets at end of period                                            $41,990,635  $46,085,691
                                                                          ===========  ===========
   Net assets at end of period includes undistributed net investment
       income                                                             $   360,384  $   433,429
                                                                          ===========  ===========

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                    CLASS A
PIONEER FUND PORTFOLIO                                  -----------------------------------------------------------
                                                        FOR THE PERIOD
                                                            ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                        JUNE 30, 2008  --------------------------------------------
                                                         (UNAUDITED)      2007     2006    2005     2004++     2003++
                                                        -------------- ------     ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD...................     $15.23     $14.63     $12.75  $12.03  $10.92     $ 8.94
                                                            ------     ------     ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)...............................       0.12       0.15       0.13    0.13    0.11       0.15
Net Realized/Unrealized Gain (Loss) on Investments.....      (1.61)      0.58       1.89    0.59    1.11 (a)   1.98 (a)
                                                            ------     ------     ------  ------  ------     ------
Total from Investment Operations.......................      (1.49)      0.73       2.02    0.72    1.22       2.13
                                                            ------     ------     ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income...................      (0.14)     (0.13)     (0.14)     --   (0.11)     (0.15)
Distributions from Net Realized Capital Gains..........         --         --         --      --      --         --
                                                            ------     ------     ------  ------  ------     ------
Total Distributions....................................      (0.14)     (0.13)     (0.14)     --   (0.11)     (0.15)
                                                            ------     ------     ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD.........................     $13.60     $15.23     $14.63  $12.75  $12.03     $10.92
                                                            ======     ======     ======  ======  ======     ======
TOTAL RETURN                                                 (9.89)%     5.01%     15.92%   5.99%  11.13%     23.78%
Ratio of Expenses to Average Net Assets After
  Reimbursement........................................       0.97 %*    0.97%      1.09%   1.01%   0.99%(b)   1.12%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates............................       1.00 %*    0.99%(c)   1.22%   1.01%   1.12%      1.12%
Ratio of Net Investment Income to Average Net Assets...       1.66 %*    0.95%      0.98%   1.03%   0.98%      1.56%
Portfolio Turnover Rate................................        7.4 %     18.2%      28.5%   16.0%   19.0%      98.0%
Net Assets, End of Period (in millions)................      $42.0      $46.1     $ 43.7  $ 46.0  $ 33.0     $ 27.0

*  Annualized
++ Audited by other Independent Registered Public Accounting Firm.
(a) Per share amounts based on average shares outstanding during the period.
(b) The investment manager waived a portion of its management fee for the period.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Pioneer Fund Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A Shares are offered by the Portfolio. Class B, C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                    Expiring   Expiring
                          Total    12/31/2010 12/31/2011
                          -----    ---------- ----------

                        $9,660,509 $8,376,227 $1,284,282

On May 1, 2006, the Pioneer Fund Portfolio, a series of The Travelers Series Trust, was reorganized into the Pioneer Fund Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $13,217,771 which are subject to an annual limitation of $1,630,787.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

G. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pioneer Investment Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $163,207           0.75%   First $250 Million

                                  0.70%   $250 Million to $500 Million

                                 0.675%   $500 Million to $1 Billion

                                  0.65%   $1 Billion to $2 Billion

                                  0.60%   Over $2 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                  Maximum Expense Ratio
                  under current Expense
                  Limitation Agreement   Expenses Deferred in
                 ---------------------   ---------------------
                                          2006    2007   2008
                                         ------- ------ ------
                                         Subject to repayment
                                          until December 31,
                                         ---------------------
                 Class A Class B Class E  2011    2012   2013
                 ------- ------- ------- ------- ------ ------

                  1.00%   1.25%*  1.15%* $56,750 $9,250 $7,262

* Classes not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                         Net Increase
             Beginning                                    in Shares    Ending
              Shares    Sales  Reinvestments Redemptions Outstanding   Shares
             --------- ------- ------------- ----------- ------------ ---------

 Class A

 06/30/2008  3,025,438 383,698    29,626      (350,781)     62,543    3,087,981
 12/31/2007  2,988,347 620,517    26,380      (609,806)     37,091    3,025,438

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--        $5,631,696         $--         $3,228,659

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Appreciation
             ----------- ------------ -------------- --------------

             $35,587,342 $10,306,394   $(2,458,513)    $7,847,881

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

                 Ordinary Income   Long-Term Capital Gain       Total
                 ---------------   ---------------------- -----------------
                   2007     2006   2007        2006         2007     2006
                 -------- -------- ----        ----       -------- --------

                 $406,776 $389,928 $--         $--        $406,776 $389,928

As of June 30, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

     Undistributed Undistributed     Net
       Ordinary      Long-Term    Unrealized
        Income         Gain      Appreciation Loss Carryforwards   Total
     ------------- ------------- ------------ ------------------ ----------

       $433,429         $--      $12,617,944     $(9,660,509)    $3,390,864

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. RECENT ACCOUNTING PRONOUNCEMENTS - CONTINUED

disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the six-month period ended June 30, 2008, the Portfolio had a return of 1.75% for Class A Shares versus 0.84% for its benchmark, the Lehman U.S. Universal Index/1/.

PORTFOLIO REVIEW

The primary contributors to our outperformance were our non-U.S. dollar currency exposure, our security selection and our duration positioning. Our 9.5% exposure to foreign currency, including 7.2% to Eurozone currencies in the first quarter, contributed significantly to performance, as the Euro rallied strongly against the dollar. Security selection, primarily in high yield industrials, also helped performance. In addition, our overweight to mortgages and underweight to financial corporates, helped performance. Our overweight to high yield and underweight to Treasuries were the primary detractors to performance. Inflation-protected securities helped performance in the first quarter, as inflation fears rose; we exited most of our inflation positions by the end of the first quarter. In addition, while our short duration positioning in the middle of the period helped performance, our yield curve steepener hurt performance, as the yield curve flattened over the period. Securities that contributed to performance included Algoma Steel, reflecting strong steel demand amid a supply shortage, U.S. builder Meritage Homes, and Valeant Pharmaceuticals, while underperforming securities included collection agency NCO, candle retailer Yankee Acquisition, and financial firm CIT.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2008 witnessed a tug-of-war between risk aversion and risk-taking, demarcated by the March Bear Stearns bailout. A flight to quality dominated first quarter behavior, as deteriorating consumer data and record energy prices increased recession fears. Of more immediate concern was the deterioration in asset values, which forced deleveraging of hedge funds and banks' structured credit vehicles. This trend resulted in widening of all spread products, culminating in Bear Stearns's near failure. The quick response of the Federal Reserve, which included engineering J.P. Morgan's takeover of the firm, lending to investment banks through the discount window, and broadening the range of acceptable collateral in its loan operations, averted a potential catastrophic meltdown in the financial system. Effectively, the Federal Reserve Board ("FED") indicated it would not allow large, important players to fail. Credit markets rallied strongly in response to both the Fed's extraordinary actions and stronger than expected corporate earnings, with bank loans and mortgages achieving record rallies in April. The rally continued through May. Risk aversion rose up again in June, however, as increasing and record oil prices, writedowns by financial firms, ratings downgrades of monoline and mortgage insurers, worsening unemployment, and weak housing reports fueled inflation and recession fears as well as concerns about tightening credit conditions.

10 year Treasury yields ended the first half of 2008 where they began, declining from 4.03% to 3.43% at the end of the first quarter on 200 basis points in rate cuts, then increasing to 3.98% on concerns about inflation and rate increases. The 10 year returned 2.0% for the half, as its strong first quarter performance in the wake of aggressive rate cuts more than offset losses incurred from a sell-off on inflation fears. The yield curve steepened over the six months, primarily reflecting the impact of rate cuts. Agency mortgages achieved the strongest performance among spread products, posting (36) basis points excess returns for the half. Investment grade corporates, tainted by weak financial performance (which suffered (407) excess returns), posted (318) basis points of excess returns. CMBS suffered the worst performance among investment grade sectors, losing (505) basis points for the half, amid concerns that commercial real estate asset values would deteriorate. Despite its superior second quarter performance, high yield lost (1.3%) year to date. The trade weighted U.S. dollar was down (3.08%) overall, but even more--approximately 7% to 8%--vs. Eurozone currencies.

CURRENT OUTLOOK/STRATEGY

We believe the U.S. economy will experience tepid but positive growth during the remainder of 2008 for total annual growth of approximately 1% to 2%. While consumption is weak, strong demand for U.S. exports--helped by the low value of the U.S. dollar, as well as the fiscal stimulus and Fed's rate cuts should contribute to 2008 growth. The fiscal stimulus should benefit second quarter and third quarter growth, while the rate cuts should begin to have an impact in the third and fourth quarters (given the usual 12 to 18 month lag of monetary policy on the economy.) We believe that banks may continue to struggle but will be helped by the rate cuts and the positively sloped yield curve to repair their balance sheets. Given weak growth, we believe the Fed will most probably not raise rates in 2008, but may begin to do so in 2009 should commodity prices remain elevated. Currently, we expect U.S. inflation to be contained. While food and energy costs have been increasing, they only affect approximately 30% of Consumer Price Index ("CPI"). Rents and wage-sensitive components account for the remaining 70% of CPI and are moderating or declining in the current weak housing and labor environment.

Over the next year, global inflation expectations and the success of financial institutions and the U.S. consumer in reducing leverage will dictate the path of the U.S. economy. Financial markets have helped absorb the shocks of this deleveraging process over the past year, permitting real markets to clear more easily, and we anticipate they may continue to experience market volatility in 2009 as we progress through this process. We also believe that inflation expectations (and oil prices) may moderate globally, due to slow U.S. growth, increased slowing of Gross Domestic Product ("GDP") in the Eurozone, and slower growth in Asian emerging markets (which is occurring as countries try to reign in inflation).

We continue to see attractive values in credit markets, and are gradually increasing our investment grade and high yield corporate and non-agency mortgage exposures. We continue to maintain low Euro currency exposures, since we believe the slowing in the U.S. economy will adversely affect the European and U.K. markets. We have adjusted duration from a short to a more neutral position, given the

--------
/1/ The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

recent sell off in Treasuries. We continue to believe that the yield curve will remain steep and will maintain our yield curve "steepener" positions. We plan to pursue a more bulleted curve positioning around the two year, in our belief that the Fed will not increase rates in 2008.

KENNETH J. TAUBES, Senior Vice President- Director of Fixed-Income Investments, U.S.
PIONEER INVESTMENT MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                 Percent of
     Description                                                 Net Assets
     ----------------------------------------------------------------------
     Government National Mortgage Assoc. (5.000%, due TBA)         3.63%
     ----------------------------------------------------------------------
     Federal National Mortgage Assoc. (6.000%, due 06/01/38)       2.36%
     ----------------------------------------------------------------------
     Government National Mortgage Assoc. (5.500%, due 01/15/37)    2.13%
     ----------------------------------------------------------------------
     Federal National Mortgage Assoc. (5.000%, due 01/01/38)       1.74%
     ----------------------------------------------------------------------
     U.S. Treasury STRIPS (4.510%, due 11/15/12)                   1.58%
     ----------------------------------------------------------------------
     France Government Bond OAT (3.750%, due 04/25/17)             1.32%
     ----------------------------------------------------------------------
     Federal Home Loan Mortgage Corp. (4.500%, due 04/01/22)       1.23%
     ----------------------------------------------------------------------
     U.S. Treasury Note (4.250%, due 08/15/13)                     1.15%
     ----------------------------------------------------------------------
     Federal National Mortgage Assoc. (5.000%, due 07/01/23)       1.13%
     ----------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (2.500%, due 07/15/16)     1.08%
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                     [CHART]

Corporate Bonds                             45.4%
U.S. Government & Agency Obligations        31.5%
Asset-Backed Securities                      6.5%
Foreign Bonds-Investment Grade               5.6%
Stocks/Other                                 5.1%
U.S. Treasuries                              5.0%
Municipal Bonds                              0.9%




--------------------------------------------------------------------------------
                                      2

--------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                 PIONEER STRATEGIC INCOME PORTFOLIO MANAGED BY
PIONEER INVESTMENT MANAGEMENT, INC. VS. LEHMAN BROTHERS U.S. UNIVERSAL INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                 Pioneer Strategic          Lehman Brothers
                 Income Portfolio       U.S. Universal Index/1/
                 -----------------      ------------------------
10/31/1997           $10,000                    $10,000
10/31/1998             9,935                     10,772
10/31/1999            10,114                     10,926
10/31/2000            10,137                     11,719
10/31/2001            10,603                     13,319
10/31/2002            10,815                     14,042
10/31/2003            13,039                     14,986
10/31/2004            14,559                     15,906
10/31/2005            15,312                     16,162
10/31/2006            16,376                     17,082
12/31/2006            16,557                     17,210
12/31/2007            17,659                     18,332
06/30/2008            17,968                     18,486



    ---------------------------------------------------------------------
                                   Average Annual Return/2/
                                (for the period ended 6/30/08)
    ---------------------------------------------------------------------
                                                                Since
                       6 Months 1 Year 3 Year 5 Year 10 Year Inception/3/
    ---------------------------------------------------------------------
    Pioneer Strategic
    Income Portfolio--
--  Class A             1.75%   6.42%  5.36%  7.21%   5.60%     6.64%
    Class E                --      --     --     --      --     0.00%
    ---------------------------------------------------------------------
    Lehman Brothers
    U.S. Universal
- - Index/1/            0.84%   6.24%  4.16%  4.16%   5.78%     6.71%
    ---------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. This is currently the only active Class in the Portfolio. The performance of Class A shares will differ from that of Class E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate index, the 144A index, the Eurodollar Index, the Emerging markets index, the Non-ERISA portion of the CMBS Index, and the CMSB High Yield Index. The Index does not include fees and expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 6/16/94. Inception of the Class E shares is 4/28/08. Index returns are based on an inception date 12/31/94.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                             1/1/08        6/30/08       1/1/08-6/30/08
PIONEER STRATEGIC INCOME PORTFOLIO           ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $1,017.50        $3.26
  Hypothetical (5% return before expenses)      1,000.00      1,021.63         3.27
-------------------------------------------  ------------- ------------- ---------------

  Class E*
  Actual                                       $1,000.00     $1,000.00        $1.45
  Hypothetical (5% return before expenses)      1,000.00      1,007.29         1.46
-------------------------------------------  ------------- ------------- ---------------

* Class Inception April 28, 2008.
** Expenses are equal to the Portfolio's annualized expense ratio of 0.65% and 0.83% for Class A and Class E, respectively, multiplied by the average account value over the period, multiplied by 64/366 and 182/366, respectively (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 --------------------------------------------------------------------------------

 MUNICIPALS - 0.8%
 CALIFORNIA - 0.3%
 California State University Revenue, Systemwide -
   Series A 5.000%, due 11/01/39................... $  1,305,000 $   1,316,001
                                                                 -------------
 CONNECTICUT - 0.3%
 Connecticut State Health & Educational, Facility
   Authority Revenue, Yale University - Series
   Z-1 5.000%, due 07/01/42........................    1,250,000     1,265,600
                                                                 -------------
 NEW JERSEY - 0.1%
 New Jersey Economic Development Authority,
   Special Facilities Revenue, Continental
   Airlines, Inc., Project 6.250%, due 09/15/29....      430,000       324,741
                                                                 -------------
 TEXAS - 0.1%
 City of San Antonio, TX Electric & Gas 5.650%,
   due 02/01/19(a).................................      210,000       266,139
                                                                 -------------
 Total Municipals (Cost $3,105,974)                                  3,172,481
                                                                 -------------
 ASSET-BACKED SECURITIES - 6.4%
 ACE Securities Corp. 3.083%, due 12/25/34(a)......      502,972       405,725
 Adjustable Rate Mortgage Trust 2.873%, due
   06/25/35(a).....................................      760,000       590,927
 Aegis Asset Backed Securities Trust 4.133%, due
   01/25/34(a).....................................      150,000        87,802
 American Tower Trust 5.957%, due 04/15/37
   (144A)(b).......................................      450,000       399,375
 Ameriquest Mortgage Securities, Inc. 7.455%, due
   10/25/33........................................       25,000        14,846
 Carrington Mortgage Loan Trust 2.583%, due
   10/25/36(a).....................................      410,000       390,761
 Chase Mortgage Finance Corp. 5.500%, due 05/25/37.    1,684,270     1,660,386
 Citigroup Mortgage Loan Trust, Inc. 2.633%, due
   08/25/36(a).....................................      659,000       616,824
 Conseco Finance Securitizations Corp. 6.910%, due
   05/01/33........................................        4,223         3,930
   7.360%, due 09/01/33............................        3,086         2,890
   6.681%, due 12/01/33............................      164,169       161,613
 Continental Airlines, Inc. 8.499%, due 05/01/11...      309,430       295,506
 Countrywide Asset-Backed Certificates 2.903%, due
   08/25/35(a).....................................    1,178,000     1,066,229
   2.993%, due 11/25/35(a).........................      645,000       585,351
 Countrywide Home Loan Mortgage Pass Through
   Trust 6.752%, due 09/25/33(a)...................       26,445        25,511

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - CONTINUED
 CS First Boston Mortgage Securities Corp. 6.122%,
   due 04/15/37 (144A)(c).......................... $     70,000 $      53,759
   3.133%, due 09/25/34(a).........................      183,017       152,227
 Dominos Pizza Master Issuer LLC 7.629%, due
   04/25/37 (144A)(b)..............................    1,365,000     1,057,875
 Downey Savings & Loan Association Mortgage Loan
   Trust 2.853%, due 10/19/45(a)...................      669,678       387,652
 First Franklin Mortgage Loan Asset Backed
   Certificates 3.023%, due 09/25/34(a)............       84,222        75,368
 Gazprom International S.A. 7.201%, due 02/01/20
   (144A)(b).......................................    1,027,327     1,026,813
 Global Signal Trust 6.376%, due 12/15/14 (144A)(b)      560,000       542,259
   7.036%, due 02/15/36 (144A)(b)..................      275,000       264,247
 Green Tree Financial Corp. 7.860%, due 03/01/30...      165,122       140,510
 Greenpoint Manufactured Housing 8.450%, due
   06/20/31........................................      206,788       184,259
 GSAMP Trust 2.913%, due 03/25/35(a)...............      541,375       477,889
   2.903%, due 11/25/35(a).........................    1,355,000     1,107,834
   2.613%, due 01/25/37(a).........................      330,000       299,771
 Impac CMB Trust 3.123%, due 09/25/34(a)...........      182,516       162,093
 Indymac Index Mortgage Loan Trust 3.083%, due
   04/25/34(a).....................................       53,902        49,249
 JPMorgan Alternative Loan Trust 6.000%, due
   03/25/36........................................    1,011,414       948,762
 JPMorgan Mortgage Trust 6.000%, due 08/25/34......    1,387,762     1,325,797
 Lehman XS Trust 2.833%, due 12/25/35(a)...........      962,542       566,355
 LNR CDO, Ltd. 5.231%, due 07/24/37 (144A)(a)(b)...      215,000       107,500
 Luminent Mortgage Trust 2.743%, due 07/25/36(a)...      862,099       340,790
 Madison Avenue Manufactured Housing Contract
   Trust 5.733%, due 03/25/32(a)...................      250,000       121,835
 Master Asset Backed Securities Trust 5.983%, due
   12/25/32(a).....................................       50,000        19,634
 MASTER Alternative Loans Trust 6.000%, due
   07/25/34........................................    1,676,562     1,559,886
 Merrill Lynch Mortgage Investors Trust 2.643%,
   due 03/25/37(a).................................      525,000       424,505
 PF Export Receivables Master Trust 6.436%, due
   06/01/15 (144A)(b)..............................      564,855       557,683
 Power Receivables Finance LLC 6.290%, due
   01/01/12 (144A)(b)..............................      598,267       612,530

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 --------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - CONTINUED
 Residential Asset Mortgage Products, Inc. 2.683%,
   due 03/25/36(a)................................. $    467,265 $     446,552
 Residential Asset Securities Corp. 2.923%, due
   08/25/35(a).....................................      450,000       381,348
 Residential Funding Mortgage Securities I 5.500%,
   due 11/25/35....................................      893,520       881,584
 Sasco Net Interest Margin Trust 0.000%, due
   05/27/33 (144A)(c)..............................       47,105             5
 SBA CMBS Trust 6.904%, due 11/15/36 (144A)(b).....      420,000       377,373
 Tengizchevroil Finance Co. SARL 6.124%, due
   11/15/14 (144A)(b)..............................      431,816       417,782
 TIAA Commercial Real Estate
   Securitization 6.840%, due 05/22/37 (144A)(c)...      100,000        58,000
 Timberstar Trust 5.668%, due 10/15/36 (144A)(b)...      500,000       487,578
   7.530%, due 10/15/36 (144A)(b)..................    1,305,000     1,015,453
 WaMu Mortgage Pass Through Certificates 2.828%,
   due 10/25/44(a).................................      196,270       167,705
   2.713%, due 04/25/45(a).........................    1,035,509       815,427
                                                                 -------------
 Total Asset-backed Securities (Cost $25,146,639)                   23,923,565
                                                                 -------------

 DOMESTIC BONDS & DEBT SECURITIES - 44.3%
 AEROSPACE & DEFENSE - 0.3%
 BE Aerospace, Inc. 8.500%, due 07/01/18...........      900,000       907,875
 L-3 Communications Corp. 6.125%, due 01/15/14.....      400,000       377,000
                                                                 -------------
                                                                     1,284,875
                                                                 -------------
 AUTO COMPONENTS - 0.6%
 Allison Transmission, Inc. 11.000%, due 11/01/15
   (144A)(b)(d)....................................      535,000       481,500
 Cooper-Standard Automotive, Inc. 7.000%, due
   12/15/12(d).....................................    1,055,000       886,200
 Lear Corp. 8.750%, due 12/01/16...................    1,110,000       871,350
                                                                 -------------
                                                                     2,239,050
                                                                 -------------
 BEVERAGES - 0.5%
 Argentine Beverages Financial 7.375%, due
   03/22/12 (144A)(b)..............................       32,800        33,784
 CIA Brasileira de Bebidas 8.750%, due 09/15/13....      600,000       681,000
 Constellation Brands, Inc. 8.375%, due 12/15/14...    1,240,000     1,261,700
                                                                 -------------
                                                                     1,976,484
                                                                 -------------

 --------------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 --------------------------------------------------------------------------------

 BIOTECHNOLOGY - 0.4%
 Biogen Idec, Inc. 6.000%, due 03/01/13............ $  1,640,000 $   1,629,025
                                                                 -------------
 BUILDING PRODUCTS - 0.1%
 Ainsworth Lumber Co., Ltd. 7.250%, due 10/01/12(d)      825,000       383,625
                                                                 -------------
                                                                       383,625
                                                                 -------------
 CHEMICALS - 1.6%
 Basell Finance Co. B.V. 8.100%, due 03/15/27
   (144A)(b).......................................      795,000       480,975
 Georgia Gulf Corp. 9.500%, due 10/15/14(d)........    1,655,000     1,237,113
 Ineos Group Holdings Plc 7.875%, due 02/15/16
   (144A)(n)(b)....................................      890,000       914,467
 Kronos International, Inc. 6.500%, due 04/15/13(n)      855,000       922,262
 LPG International, Inc. 7.250%, due 12/20/15......      400,000       411,500
 Nell AF SARL 8.375%, due 08/15/15 (144A)(n)(b)....      430,000       441,821
 NGPL PipeCo LLC 6.514%, due 12/15/12 (144A)(b)....    1,140,000     1,158,502
 Phibro Animal Health Corp. 10.000%, due 08/01/13
   (144A)(b).......................................      580,000       588,700
                                                                 -------------
                                                                     6,155,340
                                                                 -------------
 COMMERCIAL BANKS - 2.4%
 ALB Finance B.V. 9.250%, due 09/25/13 (144A)(b)...      400,000       338,860
 Alfa Diversified Payment Rights Finance Co.
   4.676%, due 12/15/11 (144A)(a)(b)...............      805,000       765,756
 American Express Bank FSB 5.500%, due 04/16/13....      300,000       293,638
 ATF Bank 9.250%, due 04/12/12 (144A)(b)...........      455,000       466,375
 ATF Capital B.V. 9.250%, due 02/21/14 (144A)(b)(d)      525,000       528,937
 Banco Macro S.A. 10.750%, due 06/07/12............      400,000       266,500
 CoBank AB 7.875%, due 04/16/18 (144A)(b)..........      385,000       382,946
 Kazkommerts International B.V. 8.000%, due
   11/03/15 (144A)(b)..............................      505,000       419,150
 Keycorp 6.500%, due 05/14/13......................      315,000       281,533
 Korea Development Bank 5.300%, due 01/17/13.......      410,000       407,367
 Mid-State Trust 7.540%, due 02/15/36..............       60,726        54,128
 PNC Bank NA 6.000%, due 12/07/17..................      415,000       393,541

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 COMMERCIAL BANKS - CONTINUED
 Redwood Capital X, Ltd. 6.310%, due 01/09/09
   (144A)(a)(b).................................... $    250,000 $     250,450
   7.360%, due 01/09/09 (144A)(a)(b)...............      250,000       250,613
   7.460%, due 01/09/09 (144A)(a)(b)...............      250,000       250,687
 Russian Standard Finance S.A. 7.500%, due
   10/07/10 (144A)(b)..............................      415,000       391,781
 Shingle Springs Tribal Gaming Authority 9.375%,
   due 06/15/15 (144A)(b)..........................    1,000,000       817,500
 Sibacademfinance Plc 9.000%, due 05/12/09
   (144A)(b).......................................      700,000       703,539
   7.000%, due 05/21/10(n).........................      100,000       147,234
 Sovereign Bank 8.750%, due 05/30/18...............      930,000       940,299
 Turanalem Finance B.V. 8.500%, due 02/10/15
   (144A)(b)(d)....................................      600,000       519,000
                                                                 -------------
                                                                     8,869,834
                                                                 -------------
 COMMERCIAL SERVICES & SUPPLIES - 1.2%
 Aleris International, Inc. 10.000%, due 12/15/16..      200,000       147,500
   9.000%, due 12/15/14(e).........................      355,000       282,669
 American Rock Salt Co. LLC 9.500%, due 03/15/14...      280,000       295,400
 Clean Harbors, Inc. 11.250%, due 07/15/12.........      309,000       327,926
 FTI Consulting, Inc. 7.750%, due 10/01/16.........      600,000       618,000
 GC Impsat Holdings I Plc 9.875%, due 02/15/17
   (144A)(b).......................................    1,030,000       946,312
 Intergen N.V. 9.000%, due 06/30/17 (144A)(b)......    1,465,000     1,538,250
 Rural/Metro Corp. 9.875%, due 03/15/15............      555,000       510,600
                                                                 -------------
                                                                     4,666,657
                                                                 -------------
 COMMUNICATIONS EQUIPMENT - 0.2%
 MasTec, Inc. 7.625%, due 02/01/17.................    1,010,000       863,550
                                                                 -------------
 COMPUTERS & PERIPHERALS - 0.4%
 SunGard Data Systems, Inc. 10.250%, due
   08/15/15(d).....................................    1,390,000     1,403,900
                                                                 -------------
 CONSTRUCTION & ENGINEERING - 0.3%
 Dycom Industries, Inc. 8.125%, due 10/15/15.......      930,000       897,450
 Esco Corp. 6.651%, due 12/15/13 (144A)(a)(b)......      325,000       307,125
                                                                 -------------
                                                                     1,204,575
                                                                 -------------
 CONSTRUCTION MATERIALS - 0.6%
 C10 Capital SPV, Ltd. 6.722%, due 12/01/49
   (144A)(b)(d)....................................    1,193,000     1,099,079

 --------------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 --------------------------------------------------------------------------------

 CONSTRUCTION MATERIALS - CONTINUED
 C8 Capital SPV, Ltd. 6.640%, due 12/31/49
   (144A)(b)(d).................................... $    610,000 $     567,303
 U.S. Concrete, Inc. 8.375%, due 04/01/14..........      840,000       749,700
                                                                 -------------
                                                                     2,416,082
                                                                 -------------
 CONSUMER FINANCE - 0.4%
 AmeriCredit Corp. 8.500%, due 07/01/15............      100,000        80,500
 Ford Motor Credit Co. LLC 5.700%, due 01/15/10....      830,000       708,373
 SLM Corp. 4.000%, due 07/25/14(a).................      775,000       625,255
                                                                 -------------
                                                                     1,414,128
                                                                 -------------
 CONTAINERS & PACKAGING - 0.4%
 AEP Industries, Inc. 7.875%, due 03/15/13.........      452,000       424,880
 Consol Glass, Ltd. 7.625%, due 04/15/14
   (144A)(n)(b)....................................      285,000       345,568
 Graphic Packaging International Corp. 9.500%, due
   08/15/13(d).....................................      890,000       854,400
                                                                 -------------
                                                                     1,624,848
                                                                 -------------
 DISTRIBUTORS - 0.3%
 NSG Holdings LLC 7.750%, due 12/15/25 (144A)(b)...      985,000       975,150
                                                                 -------------
 DIVERSIFIED FINANCIAL SERVICES - 4.4%
 American General Finance Corp. 6.900%, due
   12/15/17........................................    1,285,000     1,121,814
 Atlas Reinsurance Plc 15.197%, due 01/10/11
   (144A)(n)(b)....................................      250,000       402,532
 Blue Fin, Ltd. 7.128%, due 04/10/12 (144A)(a)(b)..      250,000       249,850
 CIT Group, Inc. 7.625%, due 11/30/12..............    1,515,000     1,319,565
 Eurus, Ltd. 9.163%, due 04/08/09 (144A)(a)(b).....      300,000       305,640
 FireKeepers Development Authority 13.875%, due
   05/01/15 (144A)(b)(d)...........................      285,000       280,013
 Glencore Funding LLC 6.000%, due 04/15/14
   (144A)(b).......................................    1,010,000       965,957
 Green Valley, Ltd. 8.342%, due 01/10/11
   (144A)(n)(b)....................................      250,000       395,682
 Hughes Network Systems LLC/HNS
   Finance Corp. 9.500%, due 04/15/14..............      115,000       116,869
 International Lease Finance Corp. 6.375%, due
   03/25/13........................................      750,000       685,252
   6.625%, due 11/15/13............................      135,000       121,428
 Mellon Funding Corp. 5.500%, due 11/15/18.........      705,000       653,114

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 DIVERSIFIED FINANCIAL SERVICES - CONTINUED
 Merrill Lynch & Co., Inc. 5.450%, due 02/05/13.... $    950,000 $     896,931
 Morgan Stanley 6.625%, due 04/01/18...............    1,830,000     1,737,009
 Muteki, Ltd. 7.078%, due 05/24/11 (144A)(a)(b)....      460,000       456,504
 NCO Group, Inc. 7.551%, due 11/15/13(a)...........    1,980,000     1,598,850
 Prudential Financial, Inc. 5.150%, due 01/15/13...      670,000       653,681
 Residential Reinsurance 2006, Ltd. 12.682%, due
   06/05/09 (144A)(a)(b)...........................      250,000       250,500
 Residential Reinsurance 2007, Ltd. 9.399%, due
   06/06/11 (144A)(a)(b)...........................      300,000       299,850
 TNK-BP Finance S.A. 7.500%, due 07/18/16 (144A)(b)      850,000       806,395
   6.625%, due 03/20/17 (144A)(b)..................      275,000       244,063
   7.875%, due 03/13/18 (144A)(b)..................      250,000       241,875
 Wachovia Bank N.A. 6.000%, due 11/15/17...........      985,000       921,340
 Wachovia Corp. 5.750%, due 06/15/17(d)............      985,000       909,937
 Wells Fargo & Co. 4.375%, due 01/31/13............      925,000       896,599
                                                                 -------------
                                                                    16,531,250
                                                                 -------------
 DIVERSIFIED OPERATIONS - 0.2%
 Stena A.B. 6.125%, due 02/01/17 (144A)(n)(b)......      460,000       565,002
                                                                 -------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
 Anixter, Inc. 5.950%, due 03/01/15................    1,164,000     1,030,140
 COLO.COM, Inc. 13.875%, due03/15/10
   (144A)(c)(f)(g).................................      181,449             0
 Colt Telecom Group Plc 7.625%, due 12/15/09(n)....       15,000        23,561
 Digicel, Ltd. 9.250%, due 09/01/12 (144A)(b)......    1,260,000     1,302,525
 Nordic Telephone Co. Holdings 10.357%, due
   05/01/16 (144A)(n)(b)...........................      755,000     1,177,009
 PAETEC Holding Corp. 9.500%, due 07/15/15
   (144A)(b).......................................      895,000       830,112
 Pegasus Communications Corp. 9.750%, due
   12/01/06(f)(g)..................................        8,696             0

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
 Stratos Global Corp. 9.875%, due 02/15/13(d)...... $    420,000 $     446,250
 True Move Co., Ltd. 10.750%, due 12/16/13
   (144A)(b).......................................    1,235,000     1,082,169
   10.375%, due 08/01/14 (144A)(b).................      210,000       179,550
 Windstream Corp. 8.625%, due 08/01/16.............      500,000       501,250
                                                                 -------------
                                                                     6,572,566
                                                                 -------------
 EDUCATION - 0.2%
 President & Fellows of Harvard College 3.700%,
   due 04/01/13....................................      700,000       697,210
                                                                 -------------
 ELECTRIC UTILITIES - 1.7%
 FPL Energy American Wind LLC 6.639%, due 06/20/23
   (144A)(b).......................................      544,160       559,261
 FPL Energy Wind Funding LLC 6.876%, due 06/27/17
   (144A)(b).......................................      576,720       579,604
 Israel Electric Corp., Ltd. 7.250%, due 01/15/19
   (144A)(b).......................................      645,000       659,598
 Panoche Energy Center LLC 6.885%, due 07/31/29
   (144A)(b).......................................      730,000       753,413
 Tenaska Alabama Partners LP 7.000%, due 06/30/21
   (144A)(b).......................................      594,924       565,044
 Texas Competitive Electric Holdings Co.
   LLC 10.250%, due 11/01/15 (144A)(b).............    1,590,000     1,566,150
 West Penn Power Co. 5.950%, due 12/15/17 (144A)(b)    1,030,000     1,033,428
 Western Energy, Inc. 7.125%, due 08/01/09.........      110,000       113,430
 White Pine Hydro Portfolio LLC 7.260%, due
   07/20/15 (144A)(b)..............................      415,000       395,189
                                                                 -------------
                                                                     6,225,117
                                                                 -------------
 ELECTRICAL EQUIPMENT - 0.6%
 Baldor Electric Co. 8.625%, due 02/15/17(d).......      970,000       979,700
 Belden, Inc. 7.000%, due 03/15/17.................      265,000       255,725
 Legrand S.A. 8.500%, due 02/15/25.................       20,000        22,540
 Power Contract Financing III LLC 2.186%, due
   02/05/10 (144A)(b)..............................    1,000,000       865,000
                                                                 -------------
                                                                     2,122,965
                                                                 -------------

 ENERGY EQUIPMENT & SERVICES - 0.7%
 Complete Production Services, Inc. 8.000%, due
   12/15/16........................................    1,385,000     1,390,194
 PetroMena A.S. 9.750%, due 05/24/12 (144A)(b).....    3,000,000       580,356

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 ENERGY EQUIPMENT & SERVICES - CONTINUED
 Sevan Marine ASA 11.860%, due 10/24/12
   (144A)(o)(b).................................... $    500,000 $     101,145
   5.780%, due 05/14/13 (144A)(b)..................      500,000       466,875
 Southern Star Central Corp. 6.750%, due 03/01/16..      160,000       152,800
 Williams Cos., Inc. 6.500%, due 12/01/08..........       50,000        50,063
                                                                 -------------
                                                                     2,741,433
                                                                 -------------
 FOOD PRODUCTS - 0.9%
 Arantes International, Ltd. 10.250%, due 06/19/13
   (144A)(b).......................................    1,400,000     1,330,000
 Bertin, Ltd. 10.250%, due 10/05/16 (144A)(b)......      200,000       207,000
 Cargill, Inc. 5.200%, due 01/22/13 (144A)(b)......    1,025,000     1,016,179
 Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A)(b)      460,000       443,900
 Independencia International, Ltd. 9.875%, due
   05/15/15 (144A)(b)..............................      530,000       536,296
                                                                 -------------
                                                                     3,533,375
                                                                 -------------
 GAS UTILITIES - 0.7%
 Questar Pipeline Co. 5.830%, due 02/01/18.........    1,240,000     1,242,081
 Southern Union Co. 7.200%, due 11/01/66...........      690,000       560,232
 Transportadora de Gas del Sur S.A. 7.875%, due
   05/14/17 (144A)(b)..............................    1,100,000       849,750
                                                                 -------------
                                                                     2,652,063
                                                                 -------------
 HEALTH CARE PROVIDERS & SERVICES - 1.1%
 HCA, Inc. 7.190%, due 11/15/15....................       10,000         8,664
   8.360%, due 04/15/24............................       50,000        42,808
   7.690%, due 06/15/25............................       50,000        41,138
   9.125%, due 11/15/14............................      495,000       507,375
   9.625%, due 11/15/16(e).........................    1,085,000     1,120,262
 LVB Acquisition Merger Subordinated,
   Inc. 10.375%, due 10/15/17(d)...................    1,260,000     1,341,900
 UnitedHealth Group, Inc. 4.875%, due 02/15/13.....      950,000       920,194
                                                                 -------------
                                                                     3,982,341
                                                                 -------------
 HOMEBUILDERS - 0.7%
 Beazer Homes USA, Inc. 8.625%, due 05/15/11(d)....       85,000        73,525
 KB HOME 7.750%, due 02/01/10(d)...................      835,000       852,159
 Meritage Homes Corp. 6.250%, due 03/15/15(d)......    1,380,000     1,110,900

 -----------------------------------------------------------------------------------
                                                        PAR            VALUE
 SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
 -----------------------------------------------------------------------------------

 HOMEBUILDERS - CONTINUED
 Urbi Desarrollos Urbanos S.A. de C.V. 8.500% due
   04/19/16(144A)(b)............................... $    485,000    $     501,975
                                                                    -------------
                                                                        2,538,559
                                                                    -------------
 HOTELS, RESTAURANTS & LEISURE - 2.1%
 Codere Finance Luxembourg S.A. 8.250%, due
   06/15/15 (144A)(n)(b)...........................    1,475,000        1,985,892
 Lottomatica SpA 8.250%, due 03/31/66 (144A)(n)(b).    1,740,000        2,468,754
 Mashantucket Pequot Tribe 8.500%, due 11/15/15
   (144A)(d).......................................    1,600,000        1,420,000
 Peermont Global Proprietary, Ltd. 7.750%, due
   04/30/14 (144A)(n)(b)...........................      505,000          634,190
 Scientific Games Corp. 6.250%, due 12/15/12(d)....    1,125,000        1,082,813
 Station Casinos, Inc. 6.625%, due 03/15/18(d).....      845,000          456,300
                                                                    -------------
                                                                        8,047,949
                                                                    -------------
 HOUSEHOLD DURABLES - 0.3%
 K. Hovnanian Enterprises, Inc. 7.750%, due
   05/15/13(d).....................................       30,000           19,350
 Whirlpool Corp. 5.500%, due 03/01/13..............    1,235,000        1,221,678
                                                                    -------------
                                                                        1,241,028
                                                                    -------------
 HOUSEHOLD PRODUCTS - 0.4%
 Central Garden and Pet Co. 9.125%, due 02/01/13(d)      530,000          463,750
 Yankee Acquisition Corp. 8.500%, due 02/15/15(d)..      100,000           78,500
   9.750%, due 02/15/17(d).........................    1,550,000        1,123,750
                                                                    -------------
                                                                        1,666,000
                                                                    -------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
 Ormat Funding Corp. 8.250%, due 12/30/20..........      867,664          858,987
                                                                    -------------
 INSURANCE - 2.4%
 Conseco, Inc. 9.500%, due 10/15/06 (144A)(c)(f)...       40,000                0
 DB Master Finance LLC 8.285%, due 06/20/31
   (144A)(b).......................................    1,550,000        1,376,081
 Foundation Re., Ltd. 6.795%, due 11/24/08
   (144A)(a)(b)....................................      250,000          243,975
 Hanover Insurance Group, Inc. 7.625%, due 10/15/25    1,335,000        1,162,885
 Kingsway America, Inc. 7.500%, due 02/01/14.......    1,030,000          918,305

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 INSURANCE - CONTINUED
 Liberty Mutual Group, Inc. 7.000%, due 03/15/37
   (144A)(b)....................................... $  1,185,000 $     999,734
   10.750%, due 06/15/58 (144A)(b).................      500,000       479,780
 MBIA Insurance Corp. 14.000%, due
   01/15/33 (144A)(b)(d)...........................    1,145,000       475,504
 Ohio Casualty Corp. 7.300%, due 06/15/14..........      340,000       341,881
 Platinum Underwriters Finance, Inc. 7.500%, due
   06/01/17........................................    1,305,000     1,227,923
 Presidential Life Corp. 7.875%, due 02/15/09......    1,600,000     1,604,000
 USI Holdings Corp. 6.551%, due 11/15/14
   (144A)(a)(b)....................................      400,000       336,000
                                                                 -------------
                                                                     9,166,067
                                                                 -------------
 INTERNET & CATALOG RETAIL - 0.2%
 Expedia Inc. 8.500%, due 07/01/16 (144A)(b)(d)....      750,000       736,875
                                                                 -------------
 INTERNET SOFTWARE & SERVICES - 0.2%
 GlobeCat, Ltd. 12.033%, due 01/02/13 (144A)(a)(b).      550,000       555,610
                                                                 -------------
 IT SERVICES - 0.2%
 Freescale Semiconductor, Inc. 6.651%, due
   12/15/14(a).....................................      150,000       119,250
   9.125%, due 12/15/14(e).........................      650,000       508,625
                                                                 -------------
                                                                       627,875
                                                                 -------------
 MACHINERY - 0.8%
 Commercial Vehicle Group, Inc. 8.000%, due
   07/01/13........................................      470,000       410,075
 Gardner Denver, Inc. 8.000%, due 05/01/13.........      400,000       400,000
 Mueller Industries, Inc. 6.000%, due 11/01/14.....    1,255,000     1,142,050
 Mueller Water Products, Inc. 7.375%, due 06/01/17.      720,000       619,200
 Titan International, Inc. 8.000%, due 01/15/12....      235,000       231,475
                                                                 -------------
                                                                     2,802,800
                                                                 -------------
 MANUFACTURING - 0.1%
 Park - Ohio Industries, Inc. 8.375%, due
   11/15/14(d).....................................      565,000       454,825
                                                                 -------------
 MARINE - 0.2%
 CMA CGM S.A. 7.250%, due 02/01/13 (144A)(b).......      310,000       296,332

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 MARINE - CONTINUED
 Kiowa Power Partners LLC 5.737%, due 03/30/21
   (144A)(b)....................................... $    650,000 $     617,783
                                                                 -------------
                                                                       914,115
                                                                 -------------
 MEDIA - 0.8%
 CanWest Media, Inc. 8.000%, due 09/15/12..........          879           787
 Grupo Televisa S.A. 6.000%, due 05/15/18 (144A)(b)      885,000       865,124
 Kabel Deutschland GmbH 10.625%, due 07/01/14......      960,000       986,400
 Lamar Media Corp. 7.250%, due 01/01/13(d).........       80,000        77,300
 Univision Communications, Inc. 9.750%, due
   03/15/15 (144A)(b)(d)(e)........................    1,630,000     1,206,200
                                                                 -------------
                                                                     3,135,811
                                                                 -------------
 METALS & MINING - 2.3%
 Algoma Acquisition Corp. 9.875%, due 06/15/15
   (144A)(b).......................................    1,415,000     1,351,325
 ALROSA Finance S.A. 8.875%, due 11/17/14 (144A)(b)      170,000       182,750
 ArcelorMittal 6.125%, due 06/01/18 (144A)(b)......    1,350,000     1,321,709
 CII Carbon LLC 11.125%, due 11/15/15 (144A)(b)....      750,000       742,500
 Compass Minerals International, Inc., Series B
   0.000%/12.000%, due 06/01/13(h).................       36,000        38,070
 Evraz Group S.A. 8.875%, due 04/24/13 (144A)(b)...      635,000       638,937
   9.500%, due 04/24/18 (144A)(b)(d)...............      500,000       503,750
 FMG Finance Property, Ltd. 10.625%, due 09/01/16
   (144A)(b).......................................      370,000       432,900
 Freeport McMoRan Copper & Gold, Inc. 5.883%, due
   04/01/15(a).....................................      500,000       505,555
 Industrias Metalurgicas Pescarmona S.A. 11.250%,
   due 10/22/14 (144A)(b)..........................      770,000       696,850
 Noranda Aluminium Acquisition Corp. 6.828%, due
   05/15/15(a).....................................      365,000       316,638
 Novelis, Inc. 7.250%, due 02/15/15................      400,000       380,000
 Vedanta Resources Plc 9.500%, due 07/18/18
   (144A)(b).......................................    1,400,000     1,400,000
 Wheeling-Pittsburgh Corp. 6.000%, due 08/01/10....        4,909         3,697
   5.000%, due 08/01/11............................        7,350         5,531
                                                                 -------------
                                                                     8,520,212
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 OFFICE ELECTRONICS - 0.1%
 Xerox Corp. 9.750%, due 01/15/09.................. $    100,000 $     102,950
   7.125%, due 06/15/10............................      245,000       253,148
                                                                 -------------
                                                                       356,098
                                                                 -------------
 OIL, GAS & CONSUMABLE FUELS - 3.5%
 Arch Western Financial LLC 6.750%, due 07/01/13...       20,000        19,700
 Baytex Energy, Ltd. 9.625%, due 07/15/10..........    1,000,000     1,025,000
 Buckeye Partners L.P. 6.050%, due 01/15/18........      435,000       427,738
 Canadian Natural Resources, Ltd. 5.900%, due
   02/01/18........................................      620,000       617,146
 Compton Petroleum Finance Corp. 7.625%, due
   12/01/13........................................    1,065,000     1,051,687
 Copano Energy LLC 8.125%, due 03/01/16............      250,000       252,500
 DDI Holdings A.S. 9.300%, due 01/19/12-04/26/12(b)    1,415,581     1,413,673
 Gaz Capital S.A. 8.146%, due 04/11/18 (144A)(b)...      190,000       197,362
 Harvest Operations Corp. 7.875%, due 10/15/11.....      490,000       467,950
 Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%,
   due 11/01/15 (144A)(b)..........................      660,000       636,900
 Massey Energy Co. 6.875%, due 12/15/13............    2,080,000     2,038,400
 Nakilat, Inc. 6.067%, due 12/31/33 (144A)(b)......      410,000       363,716
   6.267%, due 12/31/33 (144A)(b)..................    1,110,000       988,950
 Parallel Petroleum Corp. 10.250%, due 08/01/14....      725,000       730,437
 Quicksilver Resources, Inc. 7.125%, due 04/01/16..      675,000       631,969
 SandRidge Energy, Inc. 6.416%, due 04/01/14
   (144A)(a)(b)....................................      600,000       589,650
   8.625%, due 04/01/15 (144A)(b)(e)...............      980,000     1,009,400
   8.000%, due 06/01/18 (144A)(b)..................      175,000       176,750
 Seven Seas Petroleum, Inc. 12.500%, due
   05/15/05(f)(g)..................................       60,000             0
 Stone Energy Corp. 8.250%, due 12/15/11...........       80,000        78,400
 VeraSun Energy Corp. 9.875%, due 12/15/12(d)......      605,000       534,669
 XCL, Ltd. 13.500%, due 05/01/04(f)(g).............       80,000             0
 XTO Energy, Inc. 6.250%, due 04/15/13(d)..........       30,000        30,926
                                                                 -------------
                                                                    13,282,923
                                                                 -------------

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 PAPER & FOREST PRODUCTS - 0.9%
 Ceva Group Plc 1.000%, due 11/04/13............... $    129,782 $     122,644
   10.000%, due 09/01/14 (144A)(b)(d)..............      500,000       516,250
   8.500%, due 12/01/14 (144A)(n)(b)...............      790,000       895,689
 Graham Packaging Co., Inc. 8.500%, due 10/15/12(d)    1,800,000     1,714,500
 Louisiana-Pacific Corp. 8.875%, due 08/15/10......       10,000         9,905
                                                                 -------------
                                                                     3,258,988
                                                                 -------------
 PHARMACEUTICALS - 1.1%
 Angiotech Pharmaceuticals, Inc. 7.750%, due
   04/01/14(d).....................................      825,000       614,625
 Talecris Biotherapeutics Holdings Corp. 6.574%,
   due 12/06/13....................................    1,302,764     1,188,772
 Vale Overseas, Ltd. 6.250%, due 01/11/16..........      270,000       265,063
 Valeant Pharmaceuticals International 7.000%, due
   12/15/11........................................    1,300,000     1,345,500
 Warner Chilcott Corp. 8.750%, due 02/01/15........      465,000       474,300
                                                                 -------------
                                                                     3,888,260
                                                                 -------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
 B.F. Saul 7.500%, due 03/01/14....................      470,000       408,900
 Trustreet Properties, Inc. 7.500%, due 04/01/15...    1,375,000     1,467,988
 Ventas Realty LP/Ventas Capital Corp. 7.125%, due
   06/01/15........................................      330,000       323,813
                                                                 -------------
                                                                     2,200,701
                                                                 -------------
 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
 Alto Palermo S.A. 1.000%, due 06/11/12 (144A)(b)..      150,000       120,563
 Forest City Enterprises, Inc. 7.625%, due 06/01/15    1,560,000     1,458,600
 WEA Finance LLC 7.125%, due 04/15/18 (144A)(b)....    1,320,000     1,355,504
                                                                 -------------
                                                                     2,934,667
                                                                 -------------
 ROAD & RAIL - 1.1%
 Burlington Northern Santa Fe Corp. 5.750%, due
   03/15/18........................................      650,000       636,479
 Greenbrier Cos., Inc. 8.375%, due 05/15/15........    1,195,000     1,144,213
 Groupo Transportacion Ferroviaria Mexicana, S.A.
   de C.V. 9.375%, due 05/01/12....................      110,000       114,950

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 ROAD & RAIL - CONTINUED
 Kansas City Southern de Mexico S.A. de
   C.V. 7.625%, due 12/01/13....................... $    510,000 $     497,250
   7.375%, due 06/01/14............................      780,000       760,500
 Kansas City Southern Railway 8.000%, due 06/01/15.    1,025,000     1,040,375
                                                                 -------------
                                                                     4,193,766
                                                                 -------------
 SOFTWARE - 0.6%
 First Data Corp. 9.875%, due 09/24/15 (144A)(b)(d)    2,545,000     2,217,331
                                                                 -------------
 SPECIALTY RETAIL - 1.5%
 Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11
   (144A)(b).......................................      855,000       816,525
 AutoNation, Inc. 7.000%, due 04/15/14.............      310,000       277,450
 Brown Shoe Co., Inc. 8.750%, due 05/01/12.........      555,000       555,000
 Coso Geothermal Power Holdings 7.000%, due
   07/15/26 (144A)(b)..............................    1,715,464     1,668,289
 Edcon Proprietary, Ltd. 8.208%, due 06/15/14
   (144A)(n)(b)....................................      625,000       649,563
 Inergy LP/Inergy Finance Corp. 8.250%, due
   03/01/16........................................      250,000       247,500
 Minerva Overseas, Ltd. 9.500%, due 02/01/17
   (144A)(b).......................................      125,000       116,563
 Sally Holdings LLC 9.250%, due 11/15/14(d)........    1,210,000     1,167,650
                                                                 -------------
                                                                     5,498,540
                                                                 -------------
 TEXTILES, APPAREL & LUXURY GOODS - 0.3%
 INVISTA, Inc. 9.250%, due 05/01/12 (144A)(b)......      145,000       148,988
 VIP Finance Ireland Ltd. for OJSC Vimpel
   Communications 9.125%, due 04/30/18 (144A)(b)(d)    1,070,000     1,054,288
                                                                 -------------
                                                                     1,203,276
                                                                 -------------
 THRIFTS & MORTGAGE FINANCE - 0.3%
 Washington Mutual Bank/Henderson N.V. 2.963%, due
   05/01/09(a).....................................      890,000       818,998
 Western Financial Bank 9.625%, due 05/15/12(d)....       90,000        93,674
 Willow Re, Ltd. 8.024%, due 06/16/10 (144A)(a)(b).      250,000       251,500
                                                                 -------------
                                                                     1,164,172
                                                                 -------------
 TOBACCO - 0.1%
 Alliance One International, Inc. 8.500%, due
   05/15/12........................................      135,000       127,575
   11.000%, due 05/15/12...........................      265,000       274,275
                                                                 -------------
                                                                       401,850
                                                                 -------------

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 TRADING COMPANIES & DISTRIBUTORS - 0.4%
 GATX Corp. 6.000%, due 02/15/18................... $  1,645,000 $   1,601,297
                                                                 -------------
 UTILITIES - 0.1%
 PNM Resources, Inc. 9.250%, due 05/15/15..........      460,000       477,250
                                                                 -------------
 Total Domestic Bonds & Debt Securities (Cost
 $173,934,276)                                                     166,676,277
                                                                 -------------
 U. S. GOVERNMENT & AGENCY OBLIGATIONS - 35.8%
 Federal Home Loan Mortgage Corp. 5.179%, due
   01/15/17(a)(i)..................................      151,605        10,023
   4.500%, due 07/01/20-04/01/22...................    6,130,576     5,939,144
   0.000%, due 06/15/30(j).........................       26,582        20,903
   6.000%, due 12/01/31(i).........................      252,307        71,899
   5.500%, due 03/15/32(i).........................      238,026        51,286
   5.529%, due 03/15/32(a)(i)......................      135,726        16,178
   5.000%, due 12/01/21-06/01/38...................   14,308,878    13,802,742
   5.500%, due 01/01/35............................      680,805       673,358
   6.000%, due 06/01/35............................      425,430       430,806
 STRIPS 0.000%, due 06/01/31(j)....................       25,723        21,294
 Federal National Mortgage Assoc. 5.000%, due
   03/25/17(i).....................................      313,831        28,906
   5.218%, due 03/25/18(a)(i)......................      314,899        33,767
   4.500%, due 11/01/18-07/01/35...................    3,481,824     3,320,244
   5.500%, due 12/01/18-06/01/36...................    2,917,298     2,893,042
   5.000%, due 02/01/20-01/01/38...................   25,296,366    24,664,018
   0.000%, due 09/17/29(j).........................       12,676        10,728
   7.500%, due 01/01/30-01/25/42...................      363,511       384,866
   7.000%, due 11/25/31-12/25/41...................        3,765         3,948
   6.000%, due 01/01/32-04/25/33(i)................      291,771        76,477
   4.618%, due 01/25/32(a)(i)......................      501,652        35,550
   5.618%, due 03/25/32(a)(i)......................      129,531        15,957
   5.518%, due 09/25/32-10/25/32(a)(i).............      115,844        13,804
   4.518%, due 02/25/33(a)(i)......................      752,418        71,174
   4.000%, due 07/01/18............................      972,681       934,799
   6.500%, due 12/01/36-10/01/37...................    1,792,830     1,848,164
   5.571%, due 01/01/37(a).........................    1,259,380     1,277,572
   6.000%, due 11/01/37-07/01/38...................   11,631,608    11,749,797
   4.500%, due 12/01/99(k).........................    1,000,000       926,875
 STRIPS 5.500%, due 01/01/33(i)....................      404,280       102,425
 Government National Mortgage Assoc. 5.000%, due
   10/15/18-06/15/35...............................    2,573,709     2,507,326
   5.500%, due 08/15/19-03/15/37...................   22,210,633    22,165,515
   6.000%, due 02/15/24-05/20/32...................      103,514       105,397
   6.500%, due 11/15/32-08/15/37...................       10,549        10,955
   4.500%, due 09/15/33-10/15/35...................    8,627,098     8,054,813
   5.000%, due TBA(k)..............................   14,100,000    13,661,575
 U.S. Treasury Bond 5.000%, due 05/15/37(d)........      248,000       266,600

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                        PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 U. S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
 U.S. Treasury Inflation Index Note 2.500%, due
   07/15/16(d)..................................... $  3,722,320 $   4,068,380
 U.S. Treasury Note 4.250%, due 08/15/13(d)........    4,150,000     4,330,915
   3.875%, due 05/15/18(d).........................      450,000       446,379
   4.375%, due 02/15/38(d).........................    1,295,000     1,262,626
 U.S. Treasury STRIPS 3.892%, due 05/15/13(l)......    1,500,000     1,269,733
   3.917%, due 11/15/13(d)(l)......................    1,100,000       911,490
   3.918%, due 11/15/12(l).........................    6,800,000     5,930,882
                                                                 -------------
 Total U.S. Government & Agency Obligations (Cost
 $134,464,123)                                                     134,422,332
                                                                 -------------

 FOREIGN BONDS & DEBT SECURITIES - 5.5%
 BRAZIL - 0.2%
 Banco Nacional de Desenvolvimento Economico e
   Social 8.000%, due 04/28/10(n)..................  780,000,000       654,960
                                                                 -------------
 CANADA - 0.8%
 Government of Canada 5.500%, due 06/01/10(p)......      330,000       337,321
 Province of Ontario 5.500%, due 04/23/13(q).......    3,000,000     2,623,535
                                                                 -------------
                                                                     2,960,856
                                                                 -------------
 COLOMBIA - 0.2%
 Republic of Colombia 9.750%, due 04/23/09-04/09/11      719,608       780,949
                                                                 -------------
                                                                       780,949
                                                                 -------------
 FRANCE - 1.3%
 France Government Bond OAT 3.750%, due 04/25/17(n)    3,395,000     4,955,020
                                                                 -------------
 JAPAN - 0.7%
 Japanese Government CPI Linked Bond 1.100%, due
   12/10/16(r).....................................  301,200,000     2,847,496
                                                                 -------------
 MEXICO - 0.0%
 United Mexican States 7.500%, due 01/14/12........       84,000        91,518
                                                                 -------------
 NETHERLANDS - 0.1%
 Kingdom of the Netherlands 5.000%, due 07/15/12(n)      130,000       206,115
                                                                 -------------
 NORWAY - 0.6%
 Government of Norway 5.500%, due 05/15/09(o)......    2,200,000       428,878
   6.000%, due 05/16/11(o).........................    9,460,000     1,875,873
                                                                 -------------
                                                                     2,304,751
                                                                 -------------

 -----------------------------------------------------------------------------------
                                                        PAR            VALUE
 SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
 -----------------------------------------------------------------------------------

 RUSSIA - 0.4%
 Russian Federation 8.250%, due 03/31/10 (144A)(b). $     26,669    $      27,849
   7.500%, due 03/31/30 (144A)(b)..................    1,179,537        1,326,862
                                                                    -------------
                                                                        1,354,711
                                                                    -------------
 SWEDEN - 1.2%
 Kingdom of Sweden 5.250%, due 03/15/11(s).........   14,240,000        2,394,173
   5.500%, due 10/08/12(s).........................   12,740,000        2,178,139
                                                                    -------------
                                                                        4,572,312
                                                                    -------------
 Total Foreign Bonds & Debt Securities (Cost
 $16,991,592)                                                          20,728,688
                                                                    -------------

 CONVERTIBLE BONDS - 0.6%
 INTERNET SOFTWARE & SERVICES - 0.0%
 Cybernet Internet Services International, Inc.
   13.000%, due 08/15/09 (144A)(c)(f)(g)...........      440,000                0
                                                                    -------------
 MARINE - 0.3%
 Horizon Lines, Inc. 4.250%, due 08/15/12(d).......    1,380,000        1,084,009
                                                                    -------------
 TRADING COMPANIES & DISTRIBUTORS - 0.3%
 WESCO International, Inc. 1.750%, due 11/15/26....    1,205,000        1,013,706
                                                                    -------------
 Total Convertible Bonds (Cost $2,508,801)                              2,097,715
                                                                    -------------
 LOAN PARTICIPATION - 4.4%
 Accuride Corp. 8.500%, due 01/31/12...............      750,000          694,275
 Aeroflex, Inc. 8.500%, due 08/16/08...............      400,000          384,000
 Algoma Steel, Inc. 1.000%, due 06/20/14...........      963,711          915,525
 AmWINS Group, Inc. 5.577%, due 06/11/13...........      645,873          538,529
 Calpine Corp. 7.610%, due 03/29/09................    1,042,499          997,150
 Ceva Group Plc 5.381%, due 11/04/13...............      393,600          368,016
 Charter Communications 8.500%, due 03/06/14.......      280,000          250,292
 Concho Resources, Inc. 7.145%, due 03/28/12.......    1,011,550        1,011,550
 Flextronics International 7.396%, due 10/01/14....    1,043,417          956,501
   7.455%, due 10/01/14............................      299,832          279,684
 Flextronics International, Ltd. 6.500%, due
   05/15/13........................................      245,000          235,200
 H3C Holdings, Ltd. 5.632%, due 09/28/12...........      535,462          463,175

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 LOAN PARTICIPATION - CONTINUED
 Ineos U.S. Finance 7.357%, due 12/16/13........... $    123,744 $     109,142
   7.857%, due 12/14/14............................      123,731       110,665
 Inverness Medical Innovations 11.500%, due
   06/26/15........................................    1,000,000       957,100
 J.G. Wentworth LLC 10.350%, due 03/01/14..........      650,000       541,645
 Jarden Corp. 7.843%, due 01/24/12.................      496,250       476,400
 Knology, Inc. 4.934%, due 04/30/12................      833,755       771,223
 New World Gaming Partners 5.188%, due
   06/28/14-07/16/14...............................    1,445,174     1,276,088
 Niagra 7.388%, due 06/29/14.......................      445,101       396,140
 NRG Energy, Inc. 6.848%, due 02/01/13.............      164,098       156,188
   6.948%, due 02/01/13............................      335,994       319,799
 Olympus Cable Holdings LLC (First Union
   Securities, Inc./ The Bank of Nova
   Scotia) 4.798%, due 09/30/10....................       36,164        35,079
 Sally Holdings LLC 7.870%, due 11/18/13...........      246,867       238,103
 Stratos Global Corp. 7.948%, due 02/13/12.........      949,495       903,255
 Sun Healthcare Bank 1.000%, due 04/12/14..........      434,968       406,695
   7.500%, due 04/19/14............................       50,719        47,422
 Synagro Technologies, Inc. 5.070%, due 04/02/14...      249,372       179,548
 Telesat Canada 5.900%, due 10/23/14...............    1,287,539     1,244,407
   5.920%, due 10/23/14............................      110,306       106,611
 URS Corp. 7.542%, due 05/01/13....................      355,658       356,440
 USI Holdings Corp. 8.110%, due 04/30/14...........      347,375       323,059
 Waste Services, Inc. 7.400%, due 03/31/11.........      633,630       632,046
                                                                 -------------
 Total Loan Participation (Cost $17,403,197)                        16,680,952
                                                                 -------------

 COMMON STOCKS - 0.1%
 AIRLINES - 0.0%
 UAL Corp.(d)......................................          542         2,829
                                                                 -------------
 BUILDING PRODUCTS - 0.0%
 Owens Corning, Inc.*(d)...........................        2,967        67,499
                                                                 -------------
 CHEMICALS - 0.0%
 Sterling Chemicals, Inc.*.........................           35           560
                                                                 -------------

  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES - 0.0%
  Comdisco Holding Co., Inc.*.......................          83 $         793
  Loewen Group, Inc. (144A)(c)(f)...................      20,000             2
                                                                 -------------
                                                                           795
                                                                 -------------
  DIVERSIFIED FINANCIAL SERVICES - 0.0%
  Leucadia National Corp.(d)........................          26         1,221
  Outsourcing Solutions, Inc. (144A)(c)(f)..........         270         1,146
                                                                 -------------
                                                                         2,367
                                                                 -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
  Cincinnati Bell, Inc.*(d).........................          35           139
  Ionex Communications, Inc. (144A)(c)(f)...........         175             0
                                                                 -------------
                                                                           139
                                                                 -------------
  FOOD PRODUCTS - 0.0%
  Archibald Candy Corp. (144A)(c)(f)................         308           878
  Smithfield Foods, Inc.*...........................       2,165        43,040
                                                                 -------------
                                                                        43,918
                                                                 -------------
  INSURANCE - 0.0%
  Conseco, Inc.*(d).................................       5,666        56,207
                                                                 -------------
  MEDIA - 0.0%
  Knology, Inc.*(d).................................          99         1,088
                                                                 -------------
  METALS & MINING - 0.0%
  Aurora Foods, Inc. (144A)(c)(f)...................       2,833             0
                                                                 -------------
  OIL, GAS & CONSUMABLE FUELS - 0.0%
  York Research (144A)(c)(f)........................         337             0
                                                                 -------------
  TEXTILES, APPAREL & LUXURY GOODS - 0.0%
  Polymer Group, Inc. - Class A*(d).................         136         1,768
                                                                 -------------
  WIRELESS TELECOMMUNICATION SERVICES - 0.1%
  iPCS, Inc.*(d)....................................       5,531       163,884
  USA Mobility, Inc.*(d)............................           4            30
                                                                 -------------
                                                                       163,914
                                                                 -------------
  Total Common Stocks (Cost $592,732)                                  341,084
                                                                 -------------

  PREFERRED STOCKS - 0.0%
  AIRLINES - 0.0%
  US Airways Group, Inc. - Class A (144A)(c)(f).....          16             0
                                                                 -------------
  INTERNET SOFTWARE & SERVICES - 0.0%
  PTV, Inc., Series A 10.000%, due 01/10/23.........           1             1
                                                                 -------------
  Total Preferred Stocks (Cost $0)                                           1
                                                                 -------------

  CONVERTIBLE PREFERRED STOCK - 0.0%
  METALS & MINING - 0.0%
  LTV Corp. 8.250% (144A)(c)(f) (Cost - $355,250)...       7,000             0
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  WARRANTS - 0.0%
  AIRLINES - 0.0%
  KMC Telecom Holdings, Inc., expire 1/31/08
    (144A)*(c)(f)...................................         250 $           0
  US Airways Group, Inc.-Class A1, expire 4/01/10
    (144A)*(c)(f)...................................          16             0
                                                                 -------------
                                                                             0
                                                                 -------------
  BUILDING PRODUCTS - 0.0%
  Dayton Superior Corp., expire 6/15/09
    (144A)*(c)(f)...................................         210             0
                                                                 -------------
  CHEMICALS - 0.0%
  Solutia, Inc., expire 7/15/09 (144A)*(c)(f).......          18             0
                                                                 -------------
  COMMUNICATIONS EQUIPMENT & SERVICES - 0.0%
  American Tower Corp., expire 8/1/08 (144A)*(b)....         140        83,842
                                                                 -------------
  FOREIGN GOVERNMENT - 0.0%
  Republic of Venezuela, expire 4/15/20 (144A)*(c)..       1,700        61,200
                                                                 -------------
  HOTELS, RESTAURANTS & LEISURE - 0.0%
  Mikohn Gaming Corp., expire 8/15/08 (144A)*(c)(f).          70             1
                                                                 -------------
  LIFE SCIENCES TOOLS & SERVICES - 0.0%
  Mediq Inc., expire 6/1/09 (144A)*(c)(f)...........         110             0
                                                                 -------------
  MACHINERY - 0.0%
  Startec Global Communications Corp., expire
    5/15/08 (144A)*(f)..............................         170             0
                                                                 -------------
  MEDIA - 0.0%
  MDP Acquisitions Plc Corp., Expire 10/01/13*......          42         1,818
  XM Satellite Radio Holdings, Inc., expire 3/15/10
    (144A)*(c)(f)...................................         100         6,451
                                                                 -------------
                                                                         8,269
                                                                 -------------
  TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.0%
  COLO.COM, Inc., expire 3/15/10 (144A)*(c)(f)......         220             0
                                                                 -------------
  Total Warrants (Cost $53,710)                                        153,312
                                                                 -------------
  ESCROWED SHARES - 0.0%
  Vlasic Foods International, Inc. 0.000%, due
    01/01/49 (144A)(c)(f) (Cost - $0)...............     190,660         6,902
                                                                 -------------

 --------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 --------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 10.9%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/08 at 1.100% to be
   repurchased at $9,129,279 on 07/01/08
   collateralized by $9,085,000 FNMA at 6.300% due
   02/26/27 with a value of $9,312,125............. $  9,129,000 $   9,129,000
 State Street Navigator Securities Lending Prime
   Portfolio(m)....................................   32,005,569    32,005,569
                                                                 -------------
 Total Short-Term Investments (Cost $41,134,569)                    41,134,569
                                                                 -------------

 TOTAL INVESTMENTS - 108.8% (Cost $415,690,863)                    409,337,878
                                                                 -------------

 Other Assets and Liabilities (net) - (8.8)%                       (33,268,353)
                                                                 -------------

 TOTAL NET ASSETS - 100.0%                                       $ 376,069,525
                                                                 =============

PORTFOLIO FOOTNOTES:

*  Non-income producing security.
(a) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $83,050,550 of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $188,344 of net assets.
(d) All or a portion of security is on loan.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(g) Security is in default and/or issuer is in bankruptcy.
(h) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(i) Interest only security.
(j) Principal only security.
(k) This security is traded on a "to-be-announced" basis.
(l) Zero coupon bond--Interest rate represents current yield to maturity.
(m) Represents investment of collateral received from securities lending transactions.
(n) Par shown in Euro Currency. Value is shown in USD.
(o) Par shown in Norwegian Krone. Value is shown in USD.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

(p) Par shown in Canadian Dollar. Value is shown in USD.
(q) Par shown in Australian Dollar. Value is shown in USD.
(r) Par shown in Japanese Yen. Value is shown in USD.
(s) Par shown in Swedish Krona. Value is shown in USD.
FNMA - Federal National Mortgage Assocition

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                               INVESTMENTS IN OTHER FINANCIAL
 VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
 -----------------------------------------------------------------------------
 LEVEL 1--QUOTED PRICES                         $ 34,033,856        $       0
 -----------------------------------------------------------------------------
 LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS    343,199,226         (106,687)
 -----------------------------------------------------------------------------
 LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS             99,227                0
 -----------------------------------------------------------------------------
 TOTAL                                          $377,332,309        $(106,687)
 -----------------------------------------------------------------------------

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN OTHER FINANCIAL
                                                       SECURITIES    INSTRUMENTS*
---------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007                       $99,104           $0
 Accrued discounts/premiums                                 0            0
 Realized Gain (Loss)                                       0            0
 Change in unrealized appreciation (depreciation)         123            0
 Net Purchases (Sales)                                      0            0
 Transfers In (Out) of Level 3                              0            0
---------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2008                           $99,227           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at June 30, 2008, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                       PERCENT OF
              PORTFOLIO COMPOSITION BY CREDIT QUALITY  PORTFOLIO
              ---------------------------------------------------
                 AAA/Government/Government Agency         44.55%
                 AA                                        3.41
                 A                                         4.31
                 BBB                                       8.29
                 BB                                       12.45
                 B                                        14.83
                 Below B                                   3.00
                 Equities/Other                            9.16
                                                         ------
                 Total:                                  100.00%
                                                         ======

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO



                                                                                                ACQUISITION
                                                                                                  COST AS A
ILLIQUID AND                                                          ACQUISITION ACQUISITION PERCENTAGE OF
RESTRICTED SECURITIES                                                       DATES        COST    NET ASSETS    VALUE
---------------------------------------------------------------------------------------------------------------------
Archibald Candy Corp.                                                  11/1/2002  $      514      0.00%     $    878
---------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.                                                     9/21/2000
                                                                      10/17/2000       7,570      0.00            --
---------------------------------------------------------------------------------------------------------------------
COLO.COM, Inc. expire 3/15/10                                           3/3/2000
                                                                        4/7/2000
                                                                       6/15/2000      13,705      0.00            --
---------------------------------------------------------------------------------------------------------------------
COLO.COM, Inc. 13.875%, due 03/15/10                                    3/3/2000
                                                                        4/7/2000
                                                                       6/15/2000     173,257      0.05            --
---------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                          9/10/2003          --      0.00            --
---------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
  6.122%, due 04/15/37                                                  6/4/2002      55,773      0.01        53,759
---------------------------------------------------------------------------------------------------------------------
Cybernet Internet Services International, Inc. 13.000%, due 08/15/09   8/19/1999     314,639      0.08            --
---------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., expire 6/15/09                                   6/9/2000
                                                                       7/18/2000
                                                                      12/15/2000       4,026      0.00            --
---------------------------------------------------------------------------------------------------------------------
Ionex Communications, Inc.                                             1/26/2005       1,948      0.00            --
---------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., Expire 1/31/08                             1/26/1998
                                                                        2/5/1998       4,392      0.00            --
---------------------------------------------------------------------------------------------------------------------
Loewen Group, Inc.                                                    12/18/2002          --      0.00             2
---------------------------------------------------------------------------------------------------------------------
LTV Corp. 8.250%                                                      11/12/1999     355,250      0.09            --
---------------------------------------------------------------------------------------------------------------------
Mediq, Inc., expire 6/1/09                                             11/9/1998       9,369      0.00            --
---------------------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp., expire 8/15/08                                     2/2/2008          --      0.00             1
---------------------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc.                                            12/9/2003
                                                                        8/8/2006     102,311      0.03         1,146
---------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, expire 04/15/20                                12/16/2002          --      0.00        61,200
---------------------------------------------------------------------------------------------------------------------
Sasco Net Interest Margin Trust                                        2/27/2003      33,732      0.01             5
---------------------------------------------------------------------------------------------------------------------
Solutia, Inc., expire 7/15/09                                          1/13/2003          --      0.00            --
---------------------------------------------------------------------------------------------------------------------
TIAA Commercial Real Estate Securitization
  6.840%, due 05/22/37                                                  5/7/2002      77,415      0.02        58,000
---------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. - Class A                                       7/27/2000          --      0.00            --
---------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. - Class A1, expire 4/1/10                       7/27/2000          --      0.00            --
---------------------------------------------------------------------------------------------------------------------
Vlasic Foods International, Inc., due 01/01/49                         8/29/2003          --      0.00         6,902
---------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., expire 3/15/10                      3/10/2000      14,255      0.00         6,451
---------------------------------------------------------------------------------------------------------------------
York Research                                                          1/22/2003          --      0.00            --
---------------------------------------------------------------------------------------------------------------------
                                                                                  $1,168,156      0.29%     $188,344
---------------------------------------------------------------------------------------------------------------------

                                                                         VALUE AS A
ILLIQUID AND                                                          PERCENTAGE OF
RESTRICTED SECURITIES                                                    NET ASSETS
-----------------------------------------------------------------------------------
Archibald Candy Corp.                                                     0.00%
-----------------------------------------------------------------------------------
Aurora Foods, Inc.
                                                                          0.00
-----------------------------------------------------------------------------------
COLO.COM, Inc. expire 3/15/10

                                                                          0.00
-----------------------------------------------------------------------------------
COLO.COM, Inc. 13.875%, due 03/15/10

                                                                          0.00
-----------------------------------------------------------------------------------
Conseco, Inc.                                                             0.00
-----------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
  6.122%, due 04/15/37                                                    0.01
-----------------------------------------------------------------------------------
Cybernet Internet Services International, Inc. 13.000%, due 08/15/09      0.00
-----------------------------------------------------------------------------------
Dayton Superior Corp., expire 6/15/09

                                                                          0.00
-----------------------------------------------------------------------------------
Ionex Communications, Inc.                                                0.00
-----------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., Expire 1/31/08
                                                                          0.00
-----------------------------------------------------------------------------------
Loewen Group, Inc.                                                        0.00
-----------------------------------------------------------------------------------
LTV Corp. 8.250%                                                          0.00
-----------------------------------------------------------------------------------
Mediq, Inc., expire 6/1/09                                                0.00
-----------------------------------------------------------------------------------
Mikohn Gaming Corp., expire 8/15/08                                       0.00
-----------------------------------------------------------------------------------
Outsourcing Solutions, Inc.
                                                                          0.00
-----------------------------------------------------------------------------------
Republic of Venezuela, expire 04/15/20                                    0.02
-----------------------------------------------------------------------------------
Sasco Net Interest Margin Trust                                           0.00
-----------------------------------------------------------------------------------
Solutia, Inc., expire 7/15/09                                             0.00
-----------------------------------------------------------------------------------
TIAA Commercial Real Estate Securitization
  6.840%, due 05/22/37                                                    0.02
-----------------------------------------------------------------------------------
US Airways Group, Inc. - Class A                                          0.00
-----------------------------------------------------------------------------------
US Airways Group, Inc. - Class A1, expire 4/1/10                          0.00
-----------------------------------------------------------------------------------
Vlasic Foods International, Inc., due 01/01/49                            0.00
-----------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., expire 3/15/10                         0.00
-----------------------------------------------------------------------------------
York Research                                                             0.00
-----------------------------------------------------------------------------------
                                                                          0.05%
-----------------------------------------------------------------------------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

PIONEER STRATEGIC INCOME PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $368,203,309
   Repurchase Agreement                                                         9,129,000
   Cash                                                                            48,118
   Cash denominated in foreign currencies**                                     1,082,627
   Collateral for securities on loan                                           32,005,569
   Receivable for investments sold                                             11,390,987
   Receivable for Trust shares sold                                               324,905
   Interest receivable                                                          4,403,835
                                                                             ------------
       Total assets                                                           426,588,350
                                                                             ------------
LIABILITIES
   Payables for:
       Investments purchased                                                   17,346,527
       Trust shares redeemed                                                      698,205
       Unrealized depreciation on forward currency contracts (Note 8)             106,687
       Distribution and services fees--Class E                                      1,104
       Collateral for securities on loan                                       32,005,569
       Management fee (Note 3)                                                    183,560
       Administration fee                                                           2,035
       Custodian and accounting fees                                                7,725
   Accrued expenses                                                               167,413
                                                                             ------------
       Total liabilities                                                       50,518,825
                                                                             ------------
NET ASSETS                                                                   $376,069,525
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $395,003,615
   Accumulated net realized loss                                              (16,980,466)
   Unrealized depreciation on investments and foreign currency                 (6,396,568)
   Undistributed net investment income                                          4,442,944
                                                                             ------------
       Total                                                                 $376,069,525
                                                                             ============
NET ASSETS
   Class A                                                                   $367,135,037
                                                                             ============
   Class E                                                                      8,934,488
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     38,534,350
                                                                             ============
   Class E                                                                        939,830
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $       9.53
                                                                             ============
   Class E                                                                           9.51
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $374,556,294
**Cost of cash denominated in foreign currencies                                1,021,856

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

PIONEER STRATEGIC INCOME PORTFOLIO
INVESTMENT INCOME
    Dividends                                                                          $     1,160
    Interest (1)                                                                        11,979,443
                                                                                       -----------
       Total investment income                                                          11,980,603
                                                                                       -----------
EXPENSES
    Management fee (Note 3)                                                              1,054,774
    Administration fees                                                                     12,271
    Custodian and accounting fees                                                           21,394
    Distribution and services fees--Class E                                                  2,330
    Audit                                                                                   22,183
    Legal                                                                                   11,113
    Trustee fees and expenses                                                                7,957
    Shareholder reporting                                                                   14,778
    Other                                                                                    5,209
                                                                                       -----------
       Total expenses                                                                    1,152,009
                                                                                       -----------
    Net investment income                                                               10,828,594
                                                                                       -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain on:
       Investments                                                                       4,471,113
       Foreign currency                                                                    398,941
                                                                                       -----------
    Net realized gain on investments and foreign currency                                4,870,054
                                                                                       -----------
    Net change in unrealized depreciation on:
       Investments                                                                      (9,005,284)
       Foreign currency                                                                   (827,426)
                                                                                       -----------
    Net change in unrealized depreciation on investments and foreign currency           (9,832,710)
                                                                                       -----------
    Net realized and change in unrealized loss on investments and foreign currency      (4,962,656)
                                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 5,865,938
                                                                                       ===========

---------------------------------------------------------------------------------------------------
(1)Interest income includes securities lending income of:                              $   214,438

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)


PIONEER STRATEGIC INCOME PORTFOLIO
                                                                                               Period Ended   Year Ended
                                                                                               June 30, 2008 December 31,
                                                                                                (Unaudited)      2007
                                                                                               ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                      $ 10,828,594  $ 15,299,991
    Net realized gain on investments and foreign currency                                         4,870,054     1,906,345
    Net change in unrealized appreciation (depreciation) on investments and foreign currency     (9,832,710)    1,569,300
                                                                                               ------------  ------------
    Net increase in net assets resulting from operations                                          5,865,938    18,775,636
                                                                                               ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                    (23,170,014)   (1,894,886)
     Class E                                                                                             --            --
    From net realized gains
     Class A                                                                                             --            --
     Class E                                                                                             --            --
                                                                                               ------------  ------------
    Net decrease in net assets resulting from distributions                                     (23,170,014)   (1,894,886)
                                                                                               ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                     67,539,979    94,165,133
     Class E                                                                                      9,138,665            --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                     23,170,014     1,894,886
     Class E                                                                                             --            --
    Cost of shares repurchased
     Class A                                                                                    (33,947,913)  (39,081,439)
     Class E                                                                                       (200,898)           --
                                                                                               ------------  ------------
    Net increase in net assets from capital share transactions                                   65,699,847    56,978,580
                                                                                               ------------  ------------
TOTAL INCREASE IN NET ASSETS                                                                     48,395,771    73,859,330
    Net assets at beginning of period                                                           327,673,754   253,814,424
                                                                                               ------------  ------------
    Net assets at end of period                                                                $376,069,525  $327,673,754
                                                                                               ============  ============
    Net assets at end of period includes undistributed net investment income                   $  4,442,944  $ 16,359,677
                                                                                               ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                  CLASS A
PIONEER STRATEGIC INCOME PORTFOLIO             --------------------------------------------------------------------------
                                               FOR THE PERIOD FOR THE YEAR
                                                   ENDED         ENDED     PERIOD ENDED  FOR THE YEARS ENDED OCTOBER 31,(C)
                                               JUNE 30, 2008  DECEMBER 31, DECEMBER 31, ---------------------------------
                                                (UNAUDITED)       2007       2006(C)     2006    2005     2004++     2003++
                                               -------------- ------------ ------------ ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..........     $10.02        $ 9.46       $ 9.81    $ 9.56  $ 9.73  $ 9.53     $ 8.94
                                                   ------        ------       ------    ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net Investment Income(a)......................       0.30          0.51         0.07      0.49    0.53    0.57       0.63
Net Realized/Unrealized Gain (Loss) on
  Investments.................................      (0.13)         0.12         0.04      0.15   (0.04)   0.48 (a)   1.04 (a)
                                                   ------        ------       ------    ------  ------  ------     ------
Total from Investment Operations..............       0.17          0.63         0.11      0.64    0.49    1.05       1.67
                                                   ------        ------       ------    ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..........      (0.66)        (0.07)       (0.46)    (0.39)  (0.66)  (0.85)     (1.08)
Distributions from Net Realized Capital
  Gains.......................................         --            --           --        --      --      --         --
                                                   ------        ------       ------    ------  ------  ------     ------
Total Distributions...........................      (0.66)        (0.07)       (0.46)    (0.39)  (0.66)  (0.85)     (1.08)
                                                   ------        ------       ------    ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD................     $ 9.53        $10.02       $ 9.46    $ 9.81  $ 9.56  $ 9.73     $ 9.53
                                                   ======        ======       ======    ======  ======  ======     ======
TOTAL RETURN                                         1.75%         6.65%        1.10%     6.95%   5.17%  11.66%     20.56%
Ratio of Expenses to Average Net Assets.......       0.65%*        0.76%        0.85%*    0.88%   0.86%   0.90%(b)   1.00%
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates............       0.65%*        0.76%        0.85%*    0.88%    N/A     N/A        N/A
Ratio of Net investment Income to Average Net
  Assets......................................       6.16%*        5.28%        4.56%*    5.13%   5.58%   6.19%      7.05%
Portfolio Turnover Rate.......................       30.3%         44.5%         6.4%     33.0%   37.0%   56.0%     141.0%
Net Assets, End of Period (in millions).......     $367.1        $327.7       $253.8    $  243  $  186  $  107     $  100

*  Annualized
N/A Not Applicable
(a) Per share amount based on average shares outstanding during the period.
(b) The investment manager waived a portion of its management fee for the period.
(c) Fiscal Year End changed on November 1, 2006 from October 31 to December 31. ++ Audited by other Independent Registered Public Accounting Firm.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                               CLASS E
PIONEER STRATEGIC INCOME PORTFOLIO                                         ----------------
                                                                            FOR THE PERIOD
                                                                                ENDED
                                                                           JUNE 30, 2008(B)
                                                                             (UNAUDITED)
                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................      $ 9.51
                                                                                ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..................................................        0.11
Net Realized/Unrealized Loss on Investment................................       (0.11)
                                                                                ------
Total from Investment Operations..........................................          --
                                                                                ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................          --
Distributions from Net Realized Capital Gains.............................          --
                                                                                ------
Total Distributions.......................................................          --
                                                                                ------
NET ASSET VALUE, END OF PERIOD............................................      $ 9.51
                                                                                ======
TOTAL RETURN                                                                      0.00%
Ratio of Expenses to Average Net Assets...................................        0.83%*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates.        0.83%*
Ratio of Net Investment Loss to Average Net Assets........................        6.34%*
Portfolio Turnover Rate...................................................        30.3%
Net Assets, End of Period (in millions)...................................      $  8.9

*  Annualized
(a) Per share amount based on average shares outstanding during the period.
(b) Commencement of operations--04/28/08.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Pioneer Strategic Income Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and E Shares are offered by the Portfolio. Class B and C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                              Expiring   Expiring    Expiring
                    Total    12/31/2008 12/31/2009  12/31/2010
                 ----------- ---------- ----------- ----------

                 $21,076,543 $7,414,445 $11,398,536 $2,263,562

On May 1, 2006, Pioneer Strategic Income Portfolio, a series of The Travelers Series Trust, was reorganized into the Pioneer Strategic Income, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $28,401,723 which are subject to an annual limitation of $6,843,272.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

J. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. STRIPPED SECURITIES - The Portfolio may invest in "Stripped Securities," a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities ("PO"), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities ("IO"), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs' is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs'.

L. CREDIT AND MARKET RISK - The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Though the Portfolio has not been adversely impacted, continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Portfolio. At June 30, 2008, the Portfolio held securities of issuers that hold mortgage and asset backed securities and direct investments in mortgage and asset backed securities with an aggregate value of $115,935,327 (representing 30.83% of the Portfolio's net assets).

M. LOAN PARTICIPATIONS - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolios' investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pioneer Investment Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008     % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

               $1,054,774         0.60%    First $500 Million

                                  0.55%    $500 Million to $1 Billion

                                  0.53%    Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.25%                 1.50%*                1.40%*

* Classes not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                       Net Increase
                        Beginning                                       in Shares     Ending
                         Shares      Sales   Reinvestments Redemptions Outstanding    Shares
                        ---------- --------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008             32,708,363 6,824,193   2,433,825   (3,432,031)  5,825,987   38,534,350
 12/31/2007             26,825,628 9,702,802     196,158   (4,016,225)  5,882,735   32,708,363

 Class E

 04/28/2008-06/30/2008          --   960,822          --      (20,992)    939,830      939,830

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

          $109,557,075    $70,140,433     $92,609,416    $11,105,838

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $415,690,863  $8,063,401   $(14,416,386)  $(6,352,985)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $31,355,988 $32,005,569   $1,248    $32,006,817

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years or periods ended December 31, 2007, 2006, and October 31, 2006 were as follows:

         Ordinary Income          Long-Term Capital Gain               Total
--------------------------------- ---------------------- ---------------------------------
   2007       2006*      2006**   2007   2006*   2006**     2007       2006*      2006**
---------- ----------- ---------- ----   -----   ------  ---------- ----------- ----------

$1,894,886 $11,694,618 $8,052,523 $--     $--     $--    $1,894,886 $11,694,618 $8,052,523

*  For the period November 1, 2006 through December 31, 2006.
** For the year October 31, 2006.

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

     $16,477,835       $--       $2,968,694     $(21,076,543)   $(1,630,014)

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Sell:

                                                                 Net Unrealized
                                         Value at    In Exchange Appreciation/
 Settlement Date  Contracts to Deliver June 30, 2008 for U.S. $  (Depreciation)
 ---------------  -------------------- ------------- ----------- --------------
   07/10/2008         2,815,000 AUD     $ 2,692,126  $ 2,687,846   $  (4,280)
   07/28/2008        10,210,000 EUR      16,077,677   15,988,503     (89,174)
   07/22/2008       96,168,325  JPY         905,625      892,364     (13,261)
   07/28/2008         1,010,868 NOK         198,532      198,560          28
                                                                   ---------
                                                                   $(106,687)
                                                                   =========

AUD - Australian Dollar
EUR - Euro Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
RAINIER LARGE CAP EQUITY PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY RAINIER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

During the six months ended June 30, 2008, the Portfolio had a return of (8.56)% and (8.66)% for Class A and B Shares, respectively, versus (11.20)% and (9.06)% for its benchmarks, the Russell 1000(R) Index/1/ and the Russell 1000(R) Growth Index,/2/ respectively.

PORTFOLIO REVIEW

Despite the weakness in equity markets, the Portfolio registered strong relative performance results compared to its benchmarks. The principal reason for the good relative performance was exposure to energy and materials stocks, which have far outperformed every other group this year.

The Portfolio benefited from exposure to numerous investments in energy stocks, including producers, service companies and drillers. Among the top contributors during the period were Pioneer Natural Resources, EnCana Corp. and Weatherford International. We have also invested in coal companies CONSOL Energy and Alpha Natural Resources. Increases in the price of coal have significantly boosted the earnings outlook for both companies. We have been overweight in energy stocks for several years and continue to see meaningful upside potential for this sector.

Financial stocks are clearly in a deep and profound bear market. Even if the shares are now approaching "capitulation" levels, we still envision a long road ahead toward true recovery in this sector. We turned cautious on financial stocks in the first half of 2007 and remain underweighted. Our exposure to financials is focused on companies that have strong balance sheets and are not dependent on external funding. Stocks that meet our criteria include Charles Schwab, Aflac, T. Rowe Price and Visa.

MARKET ENVIRONMENT/CONDITIONS

Pressured by intensified worries about inflation and a slowdown in the rate of economic growth, U.S. stock prices declined to the lows reached in March. As June came to a close, U.S. equity markets teetered close to bear market territory, having fallen nearly 20% from the high reached last October.

The various economic sectors of the market are producing widely divergent results this year. On the one hand, there is the sharp downturn of financial stocks related to an overhang of bad real estate loans. The damage to bank and financial stocks is stunning. At various points in the last year it had appeared that the worst was over. And yet stock valuations have continued to erode. Citigroup and Merrill Lynch have plunged almost 70% since the end of 2006. Wachovia has plummeted by almost 75%. Washington Mutual stock has lost almost 90% of its value. None of these stocks are in the Portfolio.

On the other hand, there is the epic bull market in energy. Crude oil again grabbed the headlines during the quarter, closing above $140 per barrel in the final days of June. Crude oil prices have doubled in the past year. Other hydrocarbons--natural gas and coal--are also near record highs. Much has been written about speculation as to the cause for the rise in prices. We are skeptical that this is the main reason for the price spike and instead view the sluggish rate of growth in supply compared to the robust increase in demand as the root of the problem. While there are signs of cooling demand for oil in the United States and Europe, demand outside the United States remains high. On the supply side, new fields are coming into production, but they are generally smaller in comparison to older fields and more costly to develop.

CURRENT OUTLOOK/STRATEGY

Despite the strength in energy and commodity stocks, the overall stock market picture at midyear skews toward the negative. Earnings estimates for the Standard & Poor's 500(R) Index/3/ have fallen since the beginning of the year, and downward revisions accelerated in June. A recession has already taken hold in consumer-related sectors of the economy, such as housing and autos. Industrials and capital goods, which until recently had been performing well due to strong demand from non-U.S. markets, weakened toward the end of the quarter. Indeed, the weakness in overseas equity markets is considerably worse than that in the United States--European markets are off 15% to 20% year-to-date and China and India are down 40% to 50%. These markets are signaling slower economic growth ahead.

Our strategy is to remain focused on the investment opportunities represented by the stocks in the Portfolio, and on companies that can thrive even in an environment of slower economic growth. In recent months, we have added positions in companies with strong core businesses and modest valuations, such as McDonalds, Kroger and DIRECTV Group. Similar purchases earlier in the period were VF Corp. and Baxter International. Each of these companies is executing a clear strategy and posting solid results. At the same time, we maintain an overweight position in some economically sensitive groups, such as technology shares. Among the technology shares we favor are Qualcomm, Corning and Broadcom.

--------
/1/ The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $83.595 billion; the median market capitalization was approximately $5.432 billion. The smallest company in the index had a market capitalization of $1.363 billion. The index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RAINIER LARGE CAP EQUITY PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY RAINIER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



The challenges confronting the world economy are formidable, but so are the opportunities. Few companies anticipated a doubling in the price of energy and the surge of commodity prices of the last year. Few investors anticipated the prolonged nature of the U.S. housing crisis. While it will not be easy to work through these issues, a lot of pessimism is now baked into the markets and even a small dose of favorable news--an easing in energy prices, stabilization in housing prices, an end to forced capital raising by the banks, resilience of the service economy--has the potential to meaningfully boost stock prices.

TEAM MANAGED APPROACH
DANIEL M. BREWER, CFA
MARK W. BROUGHTON, CFA
STACIE L. COWELL, CFA
MARK H. DAWSON, CFA
JAMES R. MARGARD, CFA
PETER M. MUSSER, CFA
RAINIER INVESTMENT MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                       Percent of
              Description                              Net Assets
              ---------------------------------------------------
              Transocean, Inc.                           3.39%
              ---------------------------------------------------
              Procter & Gamble co. (The)                 2.38%
              ---------------------------------------------------
              Gilead Sciences, Inc.                      2.13%
              ---------------------------------------------------
              Total S.A. (ADR)                           2.01%
              ---------------------------------------------------
              PepsiCo, Inc.                              2.01%
              ---------------------------------------------------
              Weatherford International, Ltd.            1.86%
              ---------------------------------------------------
              Pioneer Natural Resources Co., Series A    1.85%
              ---------------------------------------------------
              Mosaic Co. (The)                           1.78%
              ---------------------------------------------------
              Charles Schwab Corp. (The)                 1.69%
              ---------------------------------------------------
              Microsft Corp.                             1.65%
              ---------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

               [CHART]


Basic Materials                  5.1%
Communications                   8.6%
Cyclical                         6.0%
Non-cyclical                    22.9%
Energy                          18.3%
Financials                      11.7%
Industrials                     13.0%
Technology                      11.7%
Utilities                        2.7%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RAINIER LARGE CAP EQUITY PORTFOLIO                 FOR THE PERIOD ENDED 6/30/08
MANAGED BY RAINIER INVESTMENT MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                 RAINIER LARGE CAP EQUITY PORTFOLIO MANAGED BY
 RAINIER INVESTMENT MANAGEMENT, INC. VS. RUSSELL 1000(R) INDEX/1/ AND RUSSELL
                            1000(R) GROWTH INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                 Rainier Large Cap      Russell 1000/(R)/     Russell 1000/(R)/
                 Equity Portfolio           Index/1/          Growth Index/2/
                -----------------    -------------------     -----------------
11/01/2007           $10,000               $10,000                 $10,000
12/31/2007            10,007                 9,511                   9,597
06/30/2008             9,140                 8,446                   8,728



    ----------------------------------------------------------------
                                     Cumulative Return/3/
                                     (for the period ended 6/30/08)
    ----------------------------------------------------------------
                                                      Since
                                     6 Months      Inception/4/
    ----------------------------------------------------------------
--  Rainier Large Cap Equity
    Portfolio--Class A                -8.56%          -8.48%
          Class B                     -8.66%          -8.60%
    ----------------------------------------------------------------
- - Russell 1000(R) Index/1/         -11.20%         -15.54%
    ----------------------------------------------------------------
--  Russell 1000(R) Growth Index/2/   -9.06%         -12.72%
    ----------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $83.595 billion; the median market capitalization was approximately $5.432 billion. The smallest company in the index had a market capitalization of $1.363 billion. The index does not include fees or expenses and is not available for direct investment.

/2/The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/4/Inception of Class A and Class B shares is 11/1/07. Index returns are based on an inception date of 11/1/07.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
RAINIER LARGE CAP EQUITY PORTFOLIO           ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  914.40       $3.24
  Hypothetical (5% return before expenses)      1,000.00      1,021.48        3.42
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  913.40       $4.42
  Hypothetical (5% return before expenses)      1,000.00      1,020.24        4.67
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.68% and 0.93% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the two-month period).

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


    ---------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ---------------------------------------------------------------------------

    COMMON STOCKS - 98.5%
    AEROSPACE & DEFENSE - 4.0%
    Boeing Co. (The)..................................  69,325 $   4,556,039
    Precision Castparts Corp.......................... 107,425    10,352,547
    Raytheon Co....................................... 134,175     7,551,369
    United Technologies Corp.......................... 115,725     7,140,233
                                                               -------------
                                                                  29,600,188
                                                               -------------
    BEVERAGES - 2.6%
    Fomento Economico Mexicano, S.A.B. de C.V. (ADR)..  97,400     4,432,674
    PepsiCo, Inc...................................... 236,150    15,016,778
                                                               -------------
                                                                  19,449,452
                                                               -------------
    BIOTECHNOLOGY - 4.0%
    Celgene Corp.*....................................  62,975     4,022,213
    Genentech, Inc.*..................................  61,425     4,662,158
    Genzyme Corp.*....................................  74,025     5,331,280
    Gilead Sciences, Inc.*............................ 301,005    15,938,215
                                                               -------------
                                                                  29,953,866
                                                               -------------
    CAPITAL MARKETS - 6.6%
    Ameriprise Financial, Inc.........................  98,425     4,002,945
    Bank of New York Mellon Corp...................... 201,250     7,613,288
    Charles Schwab Corp. (The)........................ 614,125    12,614,127
    Invesco, Ltd...................................... 136,850     3,281,663
    Morgan Stanley.................................... 151,725     5,472,721
    State Street Corp................................. 153,775     9,840,062
    T. Rowe Price Group, Inc.......................... 114,575     6,470,050
                                                               -------------
                                                                  49,294,856
                                                               -------------
    CHEMICALS - 3.1%
    E.I. du Pont de Nemours & Co...................... 231,500     9,929,035
    Mosaic Co. (The)*.................................  91,925    13,301,547
                                                               -------------
                                                                  23,230,582
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 4.0%
    Cisco Systems, Inc.*.............................. 432,125    10,051,227
    Corning, Inc...................................... 528,975    12,192,874
    QUALCOMM, Inc..................................... 164,450     7,296,647
                                                               -------------
                                                                  29,540,748
                                                               -------------
    COMPUTERS & PERIPHERALS - 2.9%
    Apple, Inc.*......................................  64,845    10,857,647
    Hewlett-Packard Co................................ 246,225    10,885,607
                                                               -------------
                                                                  21,743,254
                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES - 2.3%
    Bank of America Corp.............................. 194,925     4,652,860
    IntercontinentalExchange, Inc.*...................  39,300     4,480,200
    JPMorgan Chase & Co............................... 243,400     8,351,054
                                                               -------------
                                                                  17,484,114
                                                               -------------

    ---------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ---------------------------------------------------------------------------

    ELECTRIC UTILITIES - 1.7%
    Allegheny Energy, Inc.............................  67,625 $   3,388,689
    Entergy Corp......................................  80,375     9,683,580
                                                               -------------
                                                                  13,072,269
                                                               -------------
    ELECTRICAL EQUIPMENT - 1.7%
    ABB, Ltd. (ADR)*.................................. 305,300     8,646,096
    Emerson Electric Co...............................  80,675     3,989,379
                                                               -------------
                                                                  12,635,475
                                                               -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
    Trimble Navigation, Ltd.*.........................  90,900     3,245,130
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 7.3%
    National-Oilwell Varco, Inc.*.....................  74,550     6,614,076
    Noble Corp........................................  39,950     2,595,152
    Schlumberger, Ltd.................................  53,625     5,760,934
    Transocean, Inc................................... 166,239    25,333,161
    Weatherford International, Ltd.*.................. 280,550    13,912,474
                                                               -------------
                                                                  54,215,797
                                                               -------------
    FOOD & STAPLES RETAILING - 1.8%
    CVS Caremark Corp................................. 278,400    11,016,288
    Kroger Co. (The)..................................  87,000     2,511,690
                                                               -------------
                                                                  13,527,978
                                                               -------------
    FOOD PRODUCTS - 1.8%
    ConAgra Foods, Inc................................ 317,100     6,113,688
    H.J. Heinz Co..................................... 145,950     6,983,708
                                                               -------------
                                                                  13,097,396
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
    Baxter International, Inc......................... 149,720     9,573,097
    Becton, Dickinson & Co............................  18,450     1,496,459
    Hologic, Inc.*.................................... 144,825     3,157,185
                                                               -------------
                                                                  14,226,741
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 1.3%
    Aetna, Inc........................................ 113,975     4,619,407
    Express Scripts, Inc.*............................  78,475     4,921,952
                                                               -------------
                                                                   9,541,359
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 0.4%
    McDonald's Corp...................................  52,275     2,938,901
                                                               -------------
    HOUSEHOLD PRODUCTS - 2.9%
    Energizer Holdings, Inc.*.........................  57,975     4,237,393
    Procter & Gamble Co. (The)........................ 293,150    17,826,451
                                                               -------------
                                                                  22,063,844
                                                               -------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.9%
    Constellation Energy Group, Inc...................  35,275     2,896,078
    Mirant Corp.*.....................................  96,275     3,769,166
                                                               -------------
                                                                   6,665,244
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    INDUSTRIAL CONGLOMERATES - 3.2%
    General Electric Co............................... 393,350 $  10,498,511
    McDermott International, Inc.*.................... 143,750     8,896,688
    Textron, Inc...................................... 101,825     4,880,472
                                                               -------------
                                                                  24,275,671
                                                               -------------
    INSURANCE - 1.9%
    AFLAC, Inc........................................  76,775     4,821,470
    Assurant, Inc.....................................  65,100     4,293,996
    Principal Financial Group, Inc.................... 126,850     5,323,894
                                                               -------------
                                                                  14,439,360
                                                               -------------
    INTERNET SOFTWARE & SERVICES - 1.5%
    Google, Inc. - Class A*...........................  21,130    11,123,255
                                                               -------------
    IT SERVICES - 1.1%
    Paychex, Inc...................................... 118,900     3,719,192
    Visa, Inc. - Class A*.............................  58,084     4,722,810
                                                               -------------
                                                                   8,442,002
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 0.4%
    Qiagen N.V.*...................................... 141,425     2,846,885
                                                               -------------
    MACHINERY - 1.8%
    Deere & Co........................................  86,475     6,237,442
    ITT Corp.......................................... 112,775     7,142,041
                                                               -------------
                                                                  13,379,483
                                                               -------------
    MEDIA - 2.4%
    DIRECTV Group, Inc. (The)*........................ 137,075     3,551,613
    News Corp. - Class A.............................. 322,175     4,845,512
    Omnicom Group, Inc................................ 207,025     9,291,282
                                                               -------------
                                                                  17,688,407
                                                               -------------
    METALS & MINING - 1.9%
    Companhia Vale do Rio Doce (ADR).................. 157,700     5,648,814
    Freeport-McMoRan Copper & Gold, Inc...............  73,950     8,666,200
                                                               -------------
                                                                  14,315,014
                                                               -------------
    MULTILINE RETAIL - 0.5%
    J.C. Penney Co., Inc.............................. 105,250     3,819,523
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 10.8%
    Alpha Natural Resources Inc.*.....................  66,950     6,982,215
    Chevron Corp...................................... 110,850    10,988,560
    CONSOL Energy, Inc................................  90,575    10,177,913
    EnCana Corp.......................................  63,050     5,733,137
    Murphy Oil Corp...................................  42,025     4,120,551
    Pioneer Natural Resources Co...................... 176,400    13,808,592
    Quicksilver Resources, Inc.*...................... 138,850     5,365,164
    Royal Dutch Shell Plc (ADR)....................... 103,200     8,432,472
    Total S.A. (ADR).................................. 176,400    15,041,628
                                                               -------------
                                                                  80,650,232
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    PERSONAL PRODUCTS - 1.2%
    Avon Products, Inc................................ 254,850 $   9,179,697
                                                               -------------

    PHARMACEUTICALS - 5.6%
    Abbott Laboratories............................... 210,975    11,175,346
    Allergan, Inc..................................... 107,050     5,571,952
    Endo Pharmaceuticals Holdings, Inc.*.............. 121,650     2,942,714
    Merck & Co., Inc.................................. 233,525     8,801,557
    Teva Pharmaceutical Industries, Ltd. (ADR)........ 163,925     7,507,765
    Wyeth............................................. 115,375     5,533,385
                                                               -------------
                                                                  41,532,719
                                                               -------------
    REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
    Annaly Mortgage Management, Inc................... 335,650     5,205,932
                                                               -------------
    ROAD & RAIL - 1.1%
    Norfolk Southern Corp............................. 130,675     8,189,402
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
    Broadcom Corp. - Class A*......................... 300,800     8,208,832
    Intel Corp........................................ 472,450    10,148,226
    Intersil Corp. - Class A.......................... 145,125     3,529,440
                                                               -------------
                                                                  21,886,498
                                                               -------------
    SOFTWARE - 5.7%
    Adobe Systems, Inc.*.............................. 165,250     6,509,197
    Autodesk, Inc.*................................... 132,475     4,478,980
    Citrix Systems, Inc.*.............................  97,275     2,860,858
    Electronic Arts, Inc.*............................ 110,875     4,926,176
    Microsoft Corp.................................... 449,125    12,355,429
    Oracle Corp.*..................................... 540,850    11,357,850
                                                               -------------
                                                                  42,488,490
                                                               -------------
    SPECIALTY RETAIL - 1.9%
    Abercrombie & Fitch Co. - Class A.................  51,475     3,226,453
    Lowe's Cos., Inc.................................. 160,875     3,338,156
    TJX Co., Inc. (The)............................... 245,875     7,737,686
                                                               -------------
                                                                  14,302,295
                                                               -------------
    TEXTILES, APPAREL & LUXURY GOODS - 1.6%
    Coach, Inc.*...................................... 126,750     3,660,540
    Gildan Activewear, Inc.*.......................... 133,775     3,462,097
    VF Corp...........................................  72,875     5,187,243
                                                               -------------
                                                                  12,309,880
                                                               -------------
    WIRELESS TELECOMMUNICATION SERVICES - 0.7%
    America Movil, S.A.B. de C.V. (ADR)...............  95,275     5,025,756
                                                               -------------
    Total Common Stocks (Cost $762,559,342)                      736,627,695
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                       PAR          VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 SHORT-TERM INVESTMENT - 1.8%
 State Street Bank & Trust Co.,
   Repurchase Agreement dated 06/30/08 at 1.100%
   to be repurchased at $13,253,404.95 on 07/01/08
   collateralized by $12,815,000 FHLMC at 5.000%
   due 07/15/14 with a value of $13,519,825. (Cost
   - $13,253,000).................................. $13,253,000 $  13,253,000
                                                                -------------

 TOTAL INVESTMENTS - 100.3% (Cost $775,812,342)                   749,880,695

 Other Assets and Liabilities (net) - (0.3)%                       (2,235,438)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 747,645,257
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $749,880,695              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $749,880,695              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

RAINIER LARGE CAP EQUITY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $736,627,695
   Repurchase Agreement                                                      13,253,000
   Cash                                                                             967
   Receivable for investments sold                                            2,269,928
   Receivable for Trust shares sold                                             332,590
   Dividends receivable                                                         759,719
   Interest receivable                                                              405
                                                                           ------------
       Total assets                                                         753,244,304
                                                                           ------------
LIABILITIES
   Payables for:
       Investments purchased                                                  3,691,006
       Trust shares redeemed                                                  1,435,259
       Distribution and services fees--Class B                                    8,201
       Management fee (Note 3)                                                  422,448
       Administration fee                                                         3,920
       Custodian and accounting fees                                             14,404
   Accrued expenses                                                              23,809
                                                                           ------------
       Total liabilities                                                      5,599,047
                                                                           ------------
NET ASSETS                                                                 $747,645,257
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $788,877,204
   Accumulated net realized loss                                            (18,170,018)
   Unrealized depreciation on investments                                   (25,931,647)
   Undistributed net investment income                                        2,869,718
                                                                           ------------
       Total                                                               $747,645,257
                                                                           ============
NET ASSETS
   Class A                                                                 $708,385,523
                                                                           ============
   Class B                                                                   39,259,734
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   78,249,568
                                                                           ============
   Class B                                                                    4,342,875
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $       9.05
                                                                           ============
   Class B                                                                         9.04
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement                      $762,559,342

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)


RAINIER LARGE CAP EQUITY PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  5,317,624
   Interest                                                                    157,284
                                                                          ------------
       Total investment income                                               5,474,908
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   2,522,758
   Administration fees                                                          24,455
   Custodian and accounting fees                                                29,119
   Distribution and services fees--Class B                                      36,040
   Audit                                                                        14,535
   Legal                                                                        15,111
   Trustee fees and expenses                                                     7,710
   Shareholder reporting                                                         9,563
   Insurance                                                                     2,575
   Other                                                                         4,716
                                                                          ------------
       Total expenses                                                        2,666,582
       Less expenses reimbursed by the Manager                                    (147)
       Less broker commission recapture                                        (61,245)
                                                                          ------------
   Net expenses                                                              2,605,190
                                                                          ------------
   Net investment income                                                     2,869,718
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on:
       Investments                                                         (17,612,841)
                                                                          ------------
   Net realized loss on investments                                        (17,612,841)
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (50,680,814)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (50,680,814)
                                                                          ------------
   Net realized and change in unrealized loss on investments               (68,293,655)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(65,423,937)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $    108,729

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

RAINIER LARGE CAP EQUITY PORTFOLIO
                                                                         Period Ended  Period Ended
                                                                         June 30, 2008 December 31,
                                                                          (Unaudited)     2007*
                                                                         ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  2,869,718  $    703,260
   Net realized gain (loss) on investments                                (17,612,841)    7,759,777
   Net change in unrealized appreciation (depreciation) on investments    (50,680,814)   24,749,167
                                                                         ------------  ------------
   Net increase (decrease) in net assets resulting from operations        (65,423,937)   33,212,204
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains
     Class A                                                                       --      (706,157)
     Class B                                                                       --        (5,075)
   From net realized gains
     Class A                                                               (7,949,019)           --
     Class B                                                                 (361,248)           --
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                 (8,310,267)     (711,232)
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               57,590,564   740,540,252
     Class B                                                               39,849,703     8,176,536
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                7,949,019       706,157
     Class B                                                                  361,248         5,075
   Cost of shares repurchased
     Class A                                                              (56,682,188)   (1,813,175)
     Class B                                                               (7,492,470)     (312,232)
                                                                         ------------  ------------
   Net increase in net assets from capital share transactions              41,575,876   747,302,613
                                                                         ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (32,158,328)  779,803,585
   Net assets at beginning of period                                      779,803,585            --
                                                                         ------------  ------------
   Net assets at end of period                                           $747,645,257  $779,803,585
                                                                         ============  ============
   Net assets at end of period includes undistributed net investment
       income                                                            $  2,869,718  $         --
                                                                         ============  ============

*  For the period 11/01/2007 (Commencement of operations) through 12/31/2007.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                     CLASS A
RAINIER LARGE CAP EQUITY PORTFOLIO                                        ---------------------------
                                                                          FOR THE PERIOD FOR THE PERIOD
                                                                              ENDED          ENDED
                                                                          JUNE 30, 2008   DECEMBER 31,
                                                                           (UNAUDITED)      2007(B)
                                                                          -------------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................     $10.00         $10.00
                                                                              ------         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.04           0.01
Net Realized/Unrealized Gain (Loss) on Investments.......................      (0.89)          0.00 +
                                                                              ------         ------
Total from Investment Operations.........................................      (0.85)          0.01
                                                                              ------         ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................         --          (0.01)
Distributions from Net Realized Capital Gains............................      (0.10)            --
                                                                              ------         ------
Total Distributions......................................................      (0.10)         (0.01)
                                                                              ------         ------
NET ASSET VALUE, END OF PERIOD...........................................     $ 9.05         $10.00
                                                                              ======         ======
TOTAL RETURN                                                                   (8.56)%         0.09%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.68 %*        0.75%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.69 %*        0.75%*
Ratio of Net Investment Income to Average Net Assets.....................       0.76 %*        0.71%*
Portfolio Turnover Rate..................................................       44.3 %         11.2%
Net Assets, End of Period (in millions)..................................     $708.4         $771.8

                                                                                     CLASS B
                                                                          ---------------------------
                                                                          FOR THE PERIOD FOR THE PERIOD
                                                                              ENDED          ENDED
                                                                          JUNE 30, 2008   DECEMBER 31,
                                                                           (UNAUDITED)      2007(B)
                                                                          -------------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................     $10.00         $10.00
                                                                              ------         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.03           0.00 +
Net Realized/Unrealized Gain (Loss) on Investments.......................      (0.89)          0.01
                                                                              ------         ------
Total from Investment Operations.........................................      (0.86)          0.01
                                                                              ------         ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................         --          (0.01)
Distributions from Net Realized Capital Gains............................      (0.10)            --
                                                                              ------         ------
Total Distributions......................................................      (0.10)         (0.01)
                                                                              ------         ------
NET ASSET VALUE, END OF PERIOD...........................................     $ 9.04         $10.00
                                                                              ======         ======
TOTAL RETURN                                                                   (8.66)%         0.07%
Ratio of Expenses to Average Net Assets..................................       0.93 %*        1.02%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.95 %*        1.04%*
Ratio of Net Investment Income to Average Net Assets.....................       0.55 %*        0.27%*
Portfolio Turnover Rate..................................................       44.3 %         11.2%
Net Assets, End of Period (in millions)..................................     $ 39.3         $  8.0

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--11/01/2007.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Rainier Large Cap Equity Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

I. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Batterymarch Financial Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $2,522,758         0.700%   First $150 Million

                                 0.675%   $150 Million to $300 Million

                                 0.650%   $300 Million to $1 Billion

                                 0.600%   Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement for the Portfolio is permanent. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                  Expenses Deferred in
                                                  --------------------
                                                  2007       2008
                           Maximum Expense Ratio  ----       ----
                           under current Expense  Subject to repayment
                             Limitation Agreement until December 31,
                             ------------------   --------------------
                           Class A     Class B    2012       2013
                           -------     -------    ----       ----

                            0.80%       1.05%     $81        $147

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the statement of operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                        Net Increase
                        Beginning                                        in Shares     Ending
                         Shares      Sales    Reinvestments Redemptions Outstanding    Shares
                        ---------- ---------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008             77,195,659  6,229,920    834,105    (6,010,116)   1,053,909  78,249,568
 11/01/2007-12/31/2007          -- 77,307,414     70,334      (182,089)  77,195,659  77,195,659

 Class B

 06/30/2008                797,181  4,316,219     37,946      (808,471)   3,545,694   4,342,875
 11/01/2007-12/31/2007          --    827,835        506       (31,160)     797,181     797,181

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $366,945,160        $--        $329,967,918

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $775,812,342 $46,839,071   $(72,770,718)  $(25,931,647)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax characters of distributions paid for the period ended December 31, 2007 was as follows:

                         Ordinary  Long-Term
                          Income  Capital Gain  Total
                         -------- ------------ --------
                           2007       2007      2007
                         -------- ------------ --------

                         $711,232     $--      $711,232

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

     $4,088,136    $4,222,021   $24,192,100         $--         $32,502,257

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
RCM TECHNOLOGY PORTFOLIO                           FOR THE PERIOD ENDED 6/30/08
MANAGED BY RCM CAPITAL MANAGEMENT LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio has a return of (14.52)%, (14.54)%, and (14.62)% for Class A, B and E Shares, respectively, versus (13.23)%, (12.16)% and (11.91)% for its benchmarks, the NASDAQ Composite Index/1/, S&P North American Technology Sector Index/2/ and the S&P 500(R) Index/3/.

PORTFOLIO REVIEW

The Portfolio's underweight in Communications Equipment helped performance. Communications Equipment stocks struggled, as they were negatively affected by the slowing economy. Several positions within the Portfolio were sold; however, the Portfolio still holds some of these companies, as we believe communications technology is growing in importance with higher energy prices and larger datacenters. A slight underweight in Internet Software & Services also helped performance. The Portfolio's underweight in Computers & Peripherals hurt performance, as this sector benefited from increased interest in smart phones and mobile internet. The Portfolio's underweight in Semiconductors also hurt performance.

The Portfolio's focus in Asia has been on semiconductor components companies and Chinese internet companies, which have mostly done well despite some concerns about the regional currencies and economies. China has been hit by severe snow storms, a large earthquake, and a recent government moratorium on new infrastructure investment before the Beijing Olympics. Inflation is high so the government has increased interest rates to try to slow price growth; however, economic growth is still over 10%. India has also weakened, as the government has had to raise rates to slow inflation.

MARKET ENVIRONMENT / CONDITIONS / CURRENT OUTLOOK / STRATEGY

As 2007 ended, concerns about the credit markets intensified, and during the first quarter of 2008 many portions of the credit markets ceased to function. After the rescue of Bear Stearns and the US Federal Reserve's willingness to take broker and bank debt as collateral for treasury bills, liquidity began to be restored in financial markets. April and May marked a recovery in technology stocks, as the rally in larger cap technology companies spread to midcap companies as the year progressed.

After the relief rally during the past few months, the market recently began to turn downwards as interest rates continued to rise in response to the skyrocketing price of oil. US consumers seem to be saving their tax rebate because of the negative impact of the price of gasoline on their lifestyles. Although demand is falling in the U.S., demand in the developing world is rapidly rising, and only recently have those countries begun to pass through the higher energy prices.

RCM believes it will be difficult to sustain a strong market as long as oil prices continue to rise. It is also difficult to see the world stock markets recovering in a sustainable way until inflation worries subside; however, we may be close to the point where this issue is the primary focus of governments around the world and those governments are willing to accept slower growth rather than higher inflation. The idea that only the U.S. will slow down and other economies will stay strong seems more unlikely and stocks are adjusting to diminished expectations at this time.

HUACHEN CHEN,
CFA, Senior Portfolio Manager
WALTER C. PRICE, JR.,
CFA, Senior Portfolio Manager
RCM CAPITAL MANAGEMENT, INC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                          Percent of
           Description                                    Net Assets
           ---------------------------------------------------------
           Apple, Inc.                                      7.23%
           ---------------------------------------------------------
           Google, Inc.--Class A                            5.44%
           ---------------------------------------------------------
           Salesforce.com, Inc.                             5.29%
           ---------------------------------------------------------
           Cisco Systems, Inc.                              4.79%
           ---------------------------------------------------------
           International Business Machines Corp.            3.94%
           ---------------------------------------------------------
           Cognizant Technology Solutions Corp.--Class A    3.93%
           ---------------------------------------------------------
           Research In Motion, Ltd.                         3.64%
           ---------------------------------------------------------
           Hewlett-Packard Co.                              3.32%
           ---------------------------------------------------------
           Microsoft Corp.                                  3.13%
           ---------------------------------------------------------
           QUALCOMM, Inc.                                   2.94%
           ---------------------------------------------------------

--------
/1/ The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P North American Technology Sector Index(TM) (formerly S&P GSTI Composite(TM)) is an unmanaged index providing investors with a suite of equity benchmarks for U.S. traded technology-related securities. The Index does not include fees or expenses and is not available for direct investment.

/3/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RCM TECHNOLOGY PORTFOLIO                           FOR THE PERIOD ENDED 6/30/08
MANAGED BY RCM CAPITAL MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                 [CHART]


Basic Materials                  1.3%
Communications                  31.3%
Cyclical                         1.6%
Energy                           5.1%
Industrials                      3.0%
Technology                      57.7%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RCM TECHNOLOGY PORTFOLIO                           FOR THE PERIOD ENDED 6/30/08
MANAGED BY RCM CAPITAL MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                      RCM TECHNOLOGY PORTFOLIO MANAGED BY
 RCM CAPITAL MANAGEMENT LLC VS. NASDAQ COMPOSITE INDEX/1/, S&P NORTH AMERICAN
            TECHNOLOGY SECTOR INDEX(TM)/2/ AND S&P 500(R) INDEX/3/
                           Growth Based on $10,000+

                                     [CHART]
                                                             S&P North American
              RCM Technology  S&P 500/R/   NASDAQ Composite  Technology Sector
                Portfolio      Index/2/        Index/1/          Index/TM/
                 -------      ---------   ---------------    ------------------
 02/12/2001     $10,000        $10,000        $10,000            $10,000
 12/31/2001       6,160          8,509          7,120              7,106
 12/31/2002       3,040          6,628          4,903              4,244
 12/31/2003       4,790          8,531          7,401              6,544
 12/31/2004       4,584          9,458          8,078              6,735
 12/31/2005       5,089          9,923          8,249              6,872
 12/31/2006       5,362         11,491          9,107              7,489
 12/31/2007       7,052         12,122         10,092              8,758
 06/30/2008       6,026         10,678          8,757              7,693



    ----------------------------------------------------------------
                                  Average Annual Return/4/
                               (for the period ended 6/30/08)
    ----------------------------------------------------------------
                                                           Since
                         6 Months 1 Year  3 Year 5 Year Inception/5/
    ----------------------------------------------------------------
    RCM Technology
    Portfolio--
    Class A              -14.52%    1.56% 11.47% 10.26%   -3.79%
--  Class B              -14.54%    1.65% 11.27% 10.07%   -6.63%
    Class E              -14.62%    1.61% 11.36% 10.11%    2.19%
    ----------------------------------------------------------------
    NASDAQ
- - Composite Index/1/   -13.23%  -11.14%  4.54%  7.94%   -2.78%
    ----------------------------------------------------------------
    S&P North
    American
    Technology
- - Sector Index(TM)/2/  -12.16%   -6.96%  7.22%  8.27%   -3.49%
    ----------------------------------------------------------------
--  S&P 500(R) Index/3/  -11.91%  -13.12%  4.41%  7.58%    1.41%
    ----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

In the future, the Portfolio's performance will be compared to the NASDAQ Composite Index instead of the S&P 500(R) Index. The Portfolio's Adviser believes that the NASDAQ Composite Index better reflects the universe of securities in which the Portfolio invests. The S&P North American Technology Sector Index(TM) (formerly S&P GSTI Composite(TM)) will be considered a secondary performance benchmark going forward.

/1/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P North American Technology Sector Index(TM) (formerly S&P GSTI Composite(TM)) is an unmanaged index providing investors with a suite of equity benchmarks for U.S. traded technology-related securities. The Index does not include fees or expenses and is not available for direct investment.

/3/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/5/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/2001. Index returns are based on an inception date of 2/12/2001.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
RCM TECHNOLOGY PORTFOLIO                     ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  854.80       $4.43
  Hypothetical (5% return before expenses)      1,000.00      1,020.90        4.82
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  854.60       $5.58
  Hypothetical (5% return before expenses)      1,000.00      1,018.85        6.07
-------------------------------------------  ------------- ------------- --------------

  Class E
  Actual                                       $1,000.00     $  853.80       $5.12
  Hypothetical (5% return before expenses)      1,000.00      1,019.34        5.57
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.96%, 1.21%, and 1.11% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


   --------------------------------------------------------------------------
                                                                    VALUE
   SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   COMMON STOCKS - 86.9%
   CHEMICALS - 1.1%
   Monsanto Co.......................................   18,708   $ 2,365,440
                                                                 -----------
   COMMUNICATIONS EQUIPMENT - 13.5%
   Cisco Systems, Inc.*..............................  448,105    10,422,922
   CommScope, Inc.*(a)...............................   31,780     1,677,031
   Juniper Networks, Inc.*(a)........................   24,103       534,605
   QUALCOMM, Inc.....................................  144,275     6,401,482
   Research In Motion, Ltd.*.........................   67,765     7,921,728
   Riverbed Technology, Inc.*(a).....................  180,860     2,481,399
                                                                 -----------
                                                                  29,439,167
                                                                 -----------
   COMPUTERS & PERIPHERALS - 16.4%
   Apple, Inc.*......................................   93,970    15,734,337
   EMC Corp.*........................................  114,315     1,679,287
   Hewlett-Packard Co................................  163,630     7,234,082
   International Business Machines Corp..............   72,395     8,580,980
   NetApp, Inc.*(a)..................................  115,270     2,496,748
                                                                 -----------
                                                                  35,725,434
                                                                 -----------
   ELECTRICAL EQUIPMENT - 7.0%
   ABB, Ltd.*........................................  185,408     5,238,647
   Energy Conversion Devices, Inc.*..................    6,270       461,723
   First Solar, Inc.*................................   21,960     5,991,127
   Renewable Energy Corp AS*.........................   27,715       714,510
   Sunpower Corp. - Class A*(a)......................   16,575     1,193,068
   Suntech Power Holdings Co., Ltd. (ADR)*(a)........   22,280       834,609
   Yingli Green Energy Holding Co., Ltd. (ADR)*(a)...   47,005       748,320
                                                                 -----------
                                                                  15,182,004
                                                                 -----------
   ENERGY EQUIPMENT & SERVICES - 0.1%
   Diamond Offshore Drilling, Inc.(a)................      435        60,526
   Weatherford International, Ltd.*..................    2,658       131,810
                                                                 -----------
                                                                     192,336
                                                                 -----------
   INTERNET & CATALOG RETAIL - 2.9%
   Amazon.com, Inc.*.................................   85,585     6,275,948
                                                                 -----------
   INTERNET SOFTWARE & SERVICES - 10.2%
   Baidu.com (ADR)*(a)...............................   10,960     3,430,042
   Google, Inc. - Class A*...........................   22,502    11,845,503
   Tencent Holdings, Ltd.............................  703,128     5,398,479
   Yahoo!, Inc.*.....................................   79,045     1,633,070
                                                                 -----------
                                                                  22,307,094
                                                                 -----------
   IT SERVICES - 3.9%
   Cognizant Technology Solutions Corp. - Class A*(a)  263,295     8,559,720
                                                                 -----------
   MEDIA - 1.7%
   Comcast Corp. - Class A(a)........................  111,860     2,121,984
   Focus Media Holding, Ltd. (ADR)*..................   56,990     1,579,763
                                                                 -----------
                                                                   3,701,747
                                                                 -----------

 -----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.1%
 Analog Devices, Inc...............................      81,695  $  2,595,450
 ASML Holding N.V. (ADR)...........................      29,915       729,926
 Intel Corp........................................     198,980     4,274,091
 Intersil Corp. - Class A..........................      54,380     1,322,522
 Linear Technology Corp.(a)........................      55,695     1,813,986
 Marvell Technology Group, Ltd.*(a)................      68,530     1,210,240
 MEMC Electronic Materials, Inc.*..................      48,345     2,975,151
 ON Semiconductor Corp.*(a)........................     203,145     1,862,840
 Samsung Electronics Co., Ltd. (GDR) (144A)(b).....      10,475     3,087,506
 Taiwan Semiconductor Manufacturing Co., Ltd.
   (ADR)*..........................................     386,275     4,214,260
                                                                 ------------
                                                                   24,085,972
                                                                 ------------
 SOFTWARE - 17.6%
 Activision, Inc.*.................................     171,890     5,856,292
 Electronic Arts, Inc.*............................      88,860     3,948,050
 Longtop Financial Technologies, Ltd. (ADR)*(a)....       8,473       140,313
 McAfee, Inc.*(a)..................................     143,994     4,900,116
 Microsoft Corp....................................     247,300     6,803,223
 Nintendo Co., Ltd.................................       5,500     3,095,266
 Oracle Corp.*.....................................     101,160     2,124,360
 Salesforce.com, Inc.*(a)..........................     168,570    11,501,531
                                                                 ------------
                                                                   38,369,151
                                                                 ------------
 WIRELESS TELECOMMUNICATION SERVICES - 1.4%
 American Tower Corp. - Class A*(a)................      70,725     2,988,131
                                                                 ------------
 Total Common Stocks (Cost $189,154,546)                          189,192,144
                                                                 ------------
 WARRANT - 1.2%
 Hon Hai Precision Co., Expires 11/17/10
   (144A)*(b) (Cost - $3,199,094)..................     541,700     2,667,873
                                                                 ------------

 SHORT-TERM INVESTMENTS - 29.0%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 06/30/08 at 1.100% to be
   repurchased at $24,801,758 on 07/01/08
   collateralized by $24,180,000 FHLMC at 5.250%
   due 04/18/16 with a value of $25,298,325........ $24,801,000    24,801,000
 State Street Navigator Securities Lending Prime
   Portfolio(c)....................................  38,249,566    38,249,566
                                                                 ------------
 Total Short-Term Investments (Cost $63,050,566)                   63,050,566
                                                                 ------------

 TOTAL INVESTMENTS - 117.1% (Cost $255,404,206)                   254,910,583

 Other Assets and Liabilities (net) - (17.1)%                     (37,302,588)
                                                                 ------------

 TOTAL NET ASSETS - 100.0%                                       $217,607,995
                                                                 ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $5,755,379 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation
GDR - Global Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $202,214,114               $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     14,446,903                0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0                0
  ----------------------------------------------------------------------------
  TOTAL                                          $216,661,017               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

RCM TECHNOLOGY PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $191,860,017
   Repurchase Agreement                                                      24,801,000
   Cash                                                                       1,488,211
   Cash denominated in foreign currencies**                                           5
   Collateral for securities on loan                                         38,249,566
   Receivable for investments sold                                              644,323
   Receivable for Trust shares sold                                             306,607
   Dividends receivable                                                          25,837
   Interest receivable                                                              758
                                                                           ------------
       Total assets                                                         257,376,324
                                                                           ------------
LIABILITIES
   Payables for:
       Investments purchased                                                    710,270
       Trust shares redeemed                                                    386,071
       Distribution and services fees--Class B                                   30,711
       Distribution and services fees--Class E                                    2,913
       Collateral for securities on loan                                     38,249,566
       Management fee (Note 3)                                                  166,516
       Administration fee                                                         1,326
       Custodian and accounting fees                                             82,884
   Accrued expenses                                                             138,072
                                                                           ------------
       Total liabilities                                                     39,768,329
                                                                           ------------
NET ASSETS                                                                 $217,607,995
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $228,541,118
   Accumulated net realized loss                                             (9,071,988)
   Unrealized depreciation on investments and foreign currency                 (500,364)
   Distributions in excess of net investment income                          (1,360,771)
                                                                           ------------
       Total                                                               $217,607,995
                                                                           ============
NET ASSETS
   Class A                                                                 $ 53,769,993
                                                                           ============
   Class B                                                                  141,627,680
                                                                           ============
   Class E                                                                   22,210,322
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   14,602,468
                                                                           ============
   Class B                                                                   39,379,264
                                                                           ============
   Class E                                                                    6,114,913
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $       3.68
                                                                           ============
   Class B                                                                         3.60
                                                                           ============
   Class E                                                                         3.63
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities
  Lending                                                                  $192,353,640
**Cost of cash denominated in foreign currencies                                      5

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

RCM TECHNOLOGY PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                                                   $    555,408
   Interest (2)                                                                                         345,478
                                                                                                   ------------
       Total investment income                                                                          900,886
                                                                                                   ------------
EXPENSES
   Management fee (Note 3)                                                                              962,046
   Administration fees                                                                                    8,290
   Custodian and accounting fees                                                                         10,295
   Distribution and services fees--Class B                                                              175,170
   Distribution and services fees--Class E                                                               17,015
   Audit                                                                                                 18,593
   Legal                                                                                                 11,186
   Trustee fees and expenses                                                                              7,957
   Shareholder reporting                                                                                 44,043
   Insurance                                                                                              1,377
   Other                                                                                                  5,305
                                                                                                   ------------
       Total expenses                                                                                 1,261,277
       Less broker commission recapture                                                                 (17,461)
                                                                                                   ------------
   Net expenses                                                                                       1,243,816
                                                                                                   ------------
   Net investment loss                                                                                 (342,930)
                                                                                                   ------------
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized loss on:
       Investments                                                                                   (6,021,485)
       Foreign currency                                                                                 (14,531)
                                                                                                   ------------
   Net realized loss on investments and foreign currency                                             (6,036,016)
                                                                                                   ------------
   Net change in unrealized depreciation on:
       Investments                                                                                  (31,054,354)
       Foreign currency                                                                                  (7,574)
                                                                                                   ------------
   Net change in unrealized depreciation on investments and foreign currency                        (31,061,928)
                                                                                                   ------------
   Net realized and change in unrealized loss on investments and foreign currency                   (37,097,944)
                                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $(37,440,874)
                                                                                                   ============

----------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                                         $      7,622
(2)Interest income includes securities lending income of:                                                95,079

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

RCM TECHNOLOGY PORTFOLIO
                                                     Period Ended    Year Ended
                                                     June 30, 2008  December 31,
                                                      (Unaudited)       2007
                                                     ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment loss                               $   (342,930) $    (991,483)
   Net realized gain (loss) on investments and
       foreign currency                                (6,036,016)    83,774,385
   Net change in unrealized depreciation on
       investments and foreign currency               (31,061,928)    (2,983,502)
                                                     ------------  -------------
   Net increase (decrease) in net assets
       resulting from operations                      (37,440,874)    79,799,400
                                                     ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                           (6,693,301)            --
     Class B                                          (17,029,716)            --
     Class E                                           (2,721,278)            --
   From net realized gains
     Class A                                          (13,965,523)    (7,555,464)
     Class B                                          (36,086,355)    (3,580,530)
     Class E                                           (5,735,313)      (606,662)
                                                     ------------  -------------
   Net decrease in net assets resulting from
       distributions                                  (82,231,486)   (11,742,656)
                                                     ------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                           12,947,394     83,702,395
     Class B                                           36,566,268     81,041,591
     Class E                                            3,210,286     12,489,348
   Net asset value of shares issued through
       dividend reinvestment
     Class A                                           20,658,824      7,555,464
     Class B                                           53,116,071      3,580,530
     Class E                                            8,456,591        606,662
   Cost of shares repurchased
     Class A                                          (14,399,281)  (249,673,179)
     Class B                                          (31,490,657)   (41,470,792)
     Class E                                           (4,070,093)    (6,950,494)
                                                     ------------  -------------
   Net increase (decrease) in net assets from
       capital share transactions                      84,995,403   (109,118,475)
                                                     ------------  -------------
TOTAL DECREASE IN NET ASSETS                          (34,676,957)   (41,061,731)
   Net assets at beginning of period                  252,284,952    293,346,683
                                                     ------------  -------------
   Net assets at end of period                       $217,607,995  $ 252,284,952
                                                     ============  =============
   Net assets at end of period includes
       undistributed (distributions in excess of)
       net investment income                         $ (1,360,771) $  25,426,454
                                                     ============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR
PERIOD ENDED:

                                                                     CLASS A
RCM TECHNOLOGY PORTFOLIO                 -------------------------------------------------------------
                                         FOR THE PERIOD
                                             ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30, 2008  ----------------------------------------------
                                          (UNAUDITED)     2007      2006       2005     2004      2003
                                         -------------- ------   ------      ------   ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  6.82     $ 5.39   $ 5.11      $ 4.62   $ 4.83    $ 3.06
                                            -------     ------   ------      ------   ------    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)..................      (0.00) +   (0.01)   (0.03)      (0.03)   (0.02)    (0.04)
Net Realized/Unrealized Gain (Loss) on
  Investments...........................      (0.91)      1.66     0.31        0.56    (0.19)     1.81
                                            -------     ------   ------      ------   ------    ------
Total from Investment Operations........      (0.91)      1.65     0.28        0.53    (0.21)     1.77
                                            -------     ------   ------      ------   ------    ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....      (0.72)        --       --          --       --        --
Distributions from Net Realized Capital
  Gains.................................      (1.51)     (0.22)      --       (0.04)   (0.00) +     --
                                            -------     ------   ------      ------   ------    ------
Total Distributions.....................      (2.23)     (0.22)      --       (0.04)   (0.00) +     --
                                            -------     ------   ------      ------   ------    ------
NET ASSET VALUE, END OF PERIOD..........    $  3.68     $ 6.82   $ 5.39      $ 5.11   $ 4.62    $ 4.83
                                            =======     ======   ======      ======   ======    ======
TOTAL RETURN                                 (14.52)%    31.67 %   5.48 %     11.35 %  (4.28)%   57.84 %
Ratio of Expenses to Average Net Assets
  After Reimbursement**.................       0.96 %*    0.95 %   1.02 %      1.10 %   0.96 %    1.10 %
Ratio of Expenses to Average Net Assets
  After Broker Rebates**................        N/A        N/A      N/A         N/A      N/A      1.04 %
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......       0.98 %*    0.97 %   1.06 %(b)   1.19 %    N/A      1.26 %
Ratio of Net Investment Loss to Average
  Net Assets............................      (0.13)%*   (0.20)%  (0.57)%     (0.69)%  (0.45)%   (0.89)%
Portfolio Turnover Rate.................      109.3 %    206.8 %  265.0 %     290.7 %  173.0 %   313.0 %
Net Assets, End of Period (in millions).    $  53.8     $ 64.8   $184.8      $129.3   $ 81.8    $ 47.2

                                                                     CLASS B
                                         -------------------------------------------------------------
                                         FOR THE PERIOD
                                             ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30, 2008  ----------------------------------------------
                                          (UNAUDITED)     2007      2006       2005     2004      2003
                                         -------------- ------   ------      ------   ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  6.72     $ 5.32   $ 5.05      $ 4.58   $ 4.79    $ 3.04
                                            -------     ------   ------      ------   ------    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)..................      (0.01)     (0.03)   (0.04)      (0.04)   (0.02)    (0.05)
Net Realized/Unrealized Gain (Loss) on
  Investments...........................      (0.89)      1.65     0.31        0.55    (0.19)     1.80
                                            -------     ------   ------      ------   ------    ------
Total from Investment Operations........      (0.90)      1.62     0.27        0.51    (0.21)     1.75
                                            -------     ------   ------      ------   ------    ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....      (0.71)        --       --          --       --        --
Distributions from Net Realized Capital
  Gains.................................      (1.51)     (0.22)      --       (0.04)   (0.00) +     --
                                            -------     ------   ------      ------   ------    ------
Total Distributions.....................      (2.22)     (0.22)      --       (0.04)   (0.00) +     --
                                            -------     ------   ------      ------   ------    ------
NET ASSET VALUE, END OF PERIOD..........    $  3.60     $ 6.72   $ 5.32      $ 5.05   $ 4.58    $ 4.79
                                            =======     ======   ======      ======   ======    ======
TOTAL RETURN                                 (14.54)%    31.52 %   5.35 %     11.01 %  (4.31)%   57.57 %
Ratio of Expenses to Average Net Assets        1.21 %*
  After Reimbursement**.................                  1.24 %   1.28 %      1.35 %   1.21 %    1.35 %
Ratio of Expenses to Average Net Assets
  After Broker Rebates**................        N/A        N/A      N/A         N/A      N/A      1.29 %
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......       1.23 %*    1.27 %   1.31 %(b)   1.44 %    N/A      1.52 %
Ratio of Net Investment Income Loss to
  Average Net Assets....................      (0.39)%*   (0.51)%  (0.83)%     (0.95)%  (0.57)%   (1.14)%
Portfolio Turnover Rate.................      109.3 %    206.8 %  265.0 %     290.7 %  173.0 %   313.0 %
Net Assets, End of Period (in millions).    $ 141.6     $160.4   $ 91.9      $ 86.5   $100.2    $ 64.8

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR
PERIOD ENDED:

                                                                    CLASS E
RCM TECHNOLOGY PORTFOLIO                 ------------------------------------------------------------
                                         FOR THE PERIOD
                                             ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30, 2008  ---------------------------------------------
                                          (UNAUDITED)     2007      2006       2005     2004     2003
                                         -------------- ------   ------      ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  6.76     $ 5.34   $ 5.07      $ 4.59   $ 4.80   $ 3.05
                                            -------     ------   ------      ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)..................      (0.01)     (0.03)   (0.04)      (0.04)   (0.02)   (0.05)
Net Realized/Unrealized Gain (Loss) on
  Investments...........................      (0.90)      1.67     0.31        0.56    (0.19)    1.80
                                            -------     ------   ------      ------   ------   ------
Total from Investment Operations........      (0.91)      1.64     0.27        0.52    (0.21)    1.75
                                            -------     ------   ------      ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....      (0.71)        --       --          --       --       --
Distributions from Net Realized Capital
  Gains.................................      (1.51)     (0.22)      --       (0.04)   (0.00)+     --
                                            -------     ------   ------      ------   ------   ------
Total Distributions.....................      (2.22)     (0.22)      --       (0.04)   (0.00)+     --
                                            -------     ------   ------      ------   ------   ------
NET ASSET VALUE, END OF PERIOD..........    $  3.63     $ 6.76   $ 5.34      $ 5.07   $ 4.59   $ 4.80
                                            =======     ======   ======      ======   ======   ======
TOTAL RETURN                                 (14.62)%    31.78 %   5.33 %     11.21 %  (4.30)%  57.88 %
Ratio of Expenses to Average Net Assets       1.11 %
  After Reimbursement**.................                  1.14 %   1.18 %      1.25 %   1.10 %   1.25 %
Ratio of Expenses to Average Net Assets
  After Broker Rebates**................        N/A        N/A      N/A         N/A      N/A     1.22 %
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......       1.13 %*    1.18 %   1.21 %(b)   1.34 %    N/A     1.37 %
Ratio of Net Investment Loss to Average
  Net Assets............................      (0.29)%*   (0.42)%  (0.74)%     (0.85)%  (0.55)%  (1.07)%
Portfolio Turnover Rate.................      109.3 %    206.8 %  265.0 %     290.7 %  173.0 %  313.0 %
Net Assets, End of Period (in millions).    $  22.2     $ 27.1   $ 16.7      $ 18.6   $ 20.3   $ 15.5

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is RCM Technology Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C is not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

H. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

J. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

K. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

L. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with RCM Capital Management LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $962,046          0.88%    First $500 Million

                                   0.85%    Over $500 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.10%                 1.35%                 1.25%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008   9,503,388  2,569,709   5,408,069    (2,878,698)   5,099,080  14,602,468
 12/31/2007  34,305,469 13,975,272   1,425,559   (40,202,912) (24,802,081)  9,503,388

 Class B

 06/30/2008  23,872,419  7,465,733  14,240,234    (6,199,122)  15,506,845  39,379,264
 12/31/2007  17,282,279 12,959,853     685,925    (7,055,638)   6,590,140  23,872,419

 Class E

 06/30/2008   4,007,295    671,937   2,243,128      (807,447)   2,107,618   6,114,913
 12/31/2007   3,120,605  1,969,544     115,555    (1,198,409)     886,690   4,007,295

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $213,159,136        $--        $216,248,505

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $255,404,206 $11,881,403   $(12,375,026)   $(493,623)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $37,481,318 $38,249,566  $114,156   $38,363,722

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

                Ordinary Income Long-Term Capital Gain      Total
                --------------- ---------------------- ----------------
                   2007    2006    2007        2006       2007     2006
                ---------- ----   ----------   ----    ----------- ----

                $5,171,767 $--  $6,570,889     $--     $11,742,656 $--

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $71,606,863   $10,624,570  $26,507,804         $--         $108,739,237

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

For the six month period ended June 30, 2008, the Portfolio returned (8.24)% for Class B Shares versus (7.88)%, (7.59)% and (10.95)% for its benchmarks, the Dow Jones Moderate Aggressive Portfolio Index,/1/ Blended Benchmark/2/ and Wilshire 5000 Equity Index,/3/ respectively.

PORTFOLIO REVIEW

From an asset allocation perspective, the Portfolio was structured in a like manner to its blended benchmark. As a group, large cap equities were the worst performer for the first half of 2008. Although all the large cap components had negative returns during the first half, the relative performance mirrored the broader market with the value portfolios faring worse than the growth portfolios. The decline in financial stocks, in response to continued problems in the housing and credit markets, was the primary driver. This is particularly true of the Davis Venture Value Portfolio, which declined (11.77)% and consistently maintains significant exposure to financials.

Smaller capitalization stocks fared better relative to their larger peers. The mid cap equity portfolios, despite a strong rally in the second quarter, were negative contributors for the first half of the year. The scenario was similar in small caps. The Franklin Templeton Small Cap Growth Portfolio returned 3.27% during the second quarter, but was down (13.86)% for the first half. Smaller companies suffered from the same issues plaguing larger firms, particularly in the financials sector. While many of the large investment banks suffered from soured mortgage exposure, many of the smaller, regional banks got hurt from large exposure to construction loans. A degenerating housing market continues to create a difficult environment for these stocks.

The Portfolio's international exposure generally detracted from performance. The MFS Research International portfolio lost (1.27)% for the first six months. Despite the negative absolute performance, the Portfolio significantly outperformed the (10.96)% loss for the MSCI EAFE Index/4/ over the same period. An overweight position in emerging markets equity also hurt performance.

MARKET ENVIRONMENT/CONDITIONS

The market environment in the first half of 2008 continued several trends from 2007. The problems originating from the subprime mortgage market spread across global financial markets. Losses from soured mortgage loans resulted in massive write-offs for all manner of financial institutions. A rapidly declining housing market contributed to a significant economic slowdown. The Federal Reserve continued easing monetary policy in the first quarter and initiated new programs to help liquefy credit markets. The S&P 500(R) Index/5/ posted its worst quarterly loss in five years during the first quarter. Sentiment began to turn in late March after the Fed provided direct assistance with the Bear Stearns buyout. Many viewed these actions as key in stopping the spread of contagion in the credit markets and avoiding a massive meltdown in the global financial markets. Many investors felt the problems that had been plaguing markets were beginning to subside and capital once again began to flow back into risky assets. The recovery was short lived, and by June the familiar themes of declining home prices, reduced consumer spending, and weak economic growth were again weighing on the markets. In conjunction, the renewed threat of inflation became the focus of worry. The relentless rise in oil prices had been viewed as a major threat to consumer spending, but was increasingly faulted as a prime contributor to inflation, which quickly became the focus of investor worry. Many investors took the view that higher energy prices have a multi-faceted effect. Higher

--------
/1/ The Dow Jones Moderately Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The index is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones Aggressive Portfolio Index (DJAggPI). Stocks are represented by the (DJAggPI). Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day TBill Auction Average. The Index does not include fees or expenses and is not available for direct investment.

/2/ The blended benchmark is comprised of 20% Lehman Brothers Aggregate Bond Index, 43% S&P 500(R) Index, 15% S&P 400(R) MidCap Index, 7% S&P 600(R) SmallCap Index, and 15% MSCI EAFE(R) Index.

/3/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.


--------
/4/ The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index does not include fees or expenses and is not available for direct investment.

/5/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


gasoline prices eat discretionary income and also raise production and transportation costs, which eventually results in higher prices for consumers.

CURRENT OUTLOOK/STRATEGY

INVESTMENT SUMMARY

There are divergent trends in the economy, which adds to the challenge of asset allocation. Weakness in housing and problems in the financial system threaten to cause a major recession. In response to these problems, the Federal Reserve aggressively cut interest rates from August 2007 until April 2008. In addition, the bank created new liquidity facilities to assist both commercial and investment banks as a way to allow the credit markets to function. There has also been fiscal stimulus in the form of tax rebates. Consumer confidence is very depressed, likely because of rising inflation, but also reflecting a deteriorating job market. On the other hand, some parts of the economy appear to be holding up rather well. Manufacturing, as measured by the Institute of Supply Manufacturing (ISM) index, is at levels consistent with a contraction but well above recession levels. Exports are, in part, supporting manufacturing, and GDP growth remains slow but positive.

Complicating the situation further is the fact that inflation has been rising on the back of higher commodity prices as oil and food prices reach historic levels. The dollar has been very weak and gold prices rose to more than $1,000 per ounce in mid-March. It is abnormal for inflation to rise while home prices decline.

The combination of weak economic growth and rising inflation is unusual. The Federal Reserve has been expecting inflation to ease as the economy slows, but price levels have been slow to react, and there is a clear indication that policymakers are shifting their focus away from growth support to inflation suppression. This shift will likely mean that the Federal Reserve will be less accommodative going forward. It also suggests a change to policies designed to support the dollar, ending the benign neglect of the greenback seen for most of the past eight years. A stronger dollar should weaken import prices.

At this point, we believe the central case is for slow economic growth and a gradual decline in inflation. However, if policy makers are unable to achieve this goal via slow growth and dollar appreciation, the need for tighter credit may increase in order to control inflation. History suggests that when the Fed raises rates while the economy is slowing, it runs the risk of turning a "garden variety" recession into something more profound.

ALLOCATION THEMES

DEBT MARKETS: First, we are shortening duration in anticipation of eventual Fed tightening. Second, we expect that, over time, the problems in the credit markets will subside. Thus, we achieve our yield objectives by moving into high-yield bonds, which increases credit risk. It should be noted that in some portfolios we are leaning this credit risk toward high yield instead of real estate as recent strength in the latter class makes the former relatively more attractive.

EQUITIES: Although we expect the dollar to appreciate against the developed-nation currencies, rising inflation problems in the emerging nations will likely prompt appreciating currencies in those nations. In addition, emerging markets, which enjoyed a strong run during the past few years, have pulled back during the past few months. We believe there are opportunities developing in emerging markets and thus are shifting allocations toward that class. Last, we believe the risk of slower growth and tighter monetary policy will weigh on U.S. small and mid cap stocks, and so we are, in some cases, reducing allocations in these areas.

SANDRA POURCILLIE
Vice President and Portfolio Manager
GALLATIN ASSET MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                 Percent of
    Description                                                  Net Assets
    -----------------------------------------------------------------------
    PIMCO Total Return Portfolio (Class A)                         15.45%
    -----------------------------------------------------------------------
    Jennison Growth Portfolio (Class A)                            11.17%
    -----------------------------------------------------------------------
    Oppenheimer Capital Appreciation Portfolio (Class A)           11.04%
    -----------------------------------------------------------------------
    Davis Venture Value Portfolio (Class A)                        10.53%
    -----------------------------------------------------------------------
    Neuberger Berman Partners Mid Cap Value Portfolio (Class A)    10.05%
    -----------------------------------------------------------------------
    MFS(R) Research International Portfolio (Class A)               9.77%
    -----------------------------------------------------------------------
    Van Kampen Comstock Portfolio (Class A)                         9.32%
    -----------------------------------------------------------------------
    Franklin Templeton Small Cap Growth Portfolio (Class A)         7.16%
    -----------------------------------------------------------------------
    FI Mid Cap Opportunities Portfolio (Class A)                    5.31%
    -----------------------------------------------------------------------
    Lord Abbett Bond Debenture Portfolio (Class A)                  5.20%
    -----------------------------------------------------------------------
    MFS (R) Emerging Markets Equity Portfolio (Class A)             5.00%
    -----------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

 STRATEGIC CONSERVATIVE GROWTH PORTFOLIO MANAGED BY GALLATIN ASSET MANAGEMENT,
                                     INC.
             VS. DOW JONES MODERATE AGGRESSIVE PORTFOLIO INDEX/1/
            BLENDED BENCHMARK/2/ AND WILSHIRE 5000 EQUITY INDEX/3/
                           Growth Based on $10,000+

                                     [CHART]

                                                                  Dow Jones
               Strategic                                           Moderate
             Conservative                                         Aggressive
                Growth          Wilshire 5000      Blended        Portfolio
           Portfolio-Class B   Equity Index/3/   Benchmark/2/     Index/1/
           -----------------  ---------------  --------------  ---------------
11/01/2006    $10,000             $10,000          $10,000         $10,000
12/31/2006     10,348              10,345           10,309          10,384
12/31/2007     11,170              10,926           11,004          11,249
06/30/2008     10,249               9,730           10,180          10,363



    -------------------------------------------------------------
                                     Average Annual Return/4/
                                   (for the period ended 6/30/08)
    -------------------------------------------------------------
                                                        Since
                                   6 Months  1 Year  Inception/5/
    -------------------------------------------------------------
    Strategic Conservative Growth
--  Portfolio--Class B              -8.24%    -7.25%    1.49%
    -------------------------------------------------------------
    Dow Jones Moderate Aggressive
- - Portfolio Index/1/              -7.88%    -7.62%    2.16%
    -------------------------------------------------------------
--  Blended Benchmark/2/            -7.59%    -8.00%    0.99%
    -------------------------------------------------------------
- - Wilshire 5000 Equity Index/3/  -10.95%   -12.79%   -1.56%
    -------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The Dow Jones Moderate Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ80%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The blended benchmark is comprised of 20% Lehman Brothers Aggregate Bond Index, 43% S&P 500(R) Index, 15% S&P 400(R) MidCap Index, 7% S&P 600(R) SmallCap Index, and 15% MSCI EAFE(R) Index. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brother Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

The S&P MidCap 400(R) Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. Stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P SmallCap 600(R) Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO            FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/3/The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/5/Inception of Class B shares is 11/1/06. Index returns are based on an inception date of 10/31/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO      ------------- ------------- --------------

  Class B(a)(b)
  Actual                                       $1,000.00     $   917.6       $1.91
  Hypothetical (5% return before expenses)      1,000.00      1,022.87        2.01
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


  ---------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ---------------------------------------------------------------------------

  INVESTMENT COMPANY SECURITIES - 100.0%
  Davis Venture Value Portfolio (Class A)(a)........ 1,000,299 $  31,659,466
  FI Mid Cap Opportunities Portfolio (Class A)(a)...   816,000    15,969,124
  Franklin Templeton Small Cap Growth Portfolio
    (Class A)(a).................................... 2,584,375    21,527,840
  Jennison Growth Portfolio (Class A)(a)............ 2,990,575    33,614,060
  Lord Abbett Bond Debenture Portfolio (Class A)(b). 1,319,424    15,621,986
  MFS(R) Emerging Markets Equity Portfolio (Class
    A)(b)........................................... 1,278,192    15,031,534
  MFS(R) Research International Portfolio (Class
    A)(b)........................................... 2,522,007    29,406,596
  Neuberger Berman Partners Mid Cap Value Portfolio
    (Class A)(a).................................... 1,538,573    30,202,193
  Oppenheimer Capital Appreciation Portfolio (Class
    A)(b)........................................... 5,020,804    33,187,516
  PIMCO Total Return Portfolio (Class A)(b)......... 4,041,698    46,439,110
  Van Kampen Comstock Portfolio (Class A)(b)........ 3,126,521    28,013,630
                                                               -------------
  Total Investment Company Securities
  (Cost $345,952,740)                                            300,673,055
                                                               -------------

  TOTAL INVESTMENTS - 100.0% (Cost $345,952,740)                 300,673,055
                                                               -------------

  Other Assets and Liabilities (net) - 0.0%                         (125,981)
                                                               -------------

  TOTAL NET ASSETS - 100.0%                                    $ 300,547,074
                                                               =============

PORTFOLIO FOOTNOTES

(a) A Portfolio of Metropolitan Series Fund, Inc.
(b) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $300,673,055              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $300,673,055              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

STRATEGIC CONSERVATIVE GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $300,673,055
   Receivable for investments sold                                              112,746
   Receivable for Trust shares sold                                              61,181
   Receivable from investment manager (Note 3)                                   10,218
                                                                           ------------
       Total assets                                                         300,857,200
                                                                           ------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                    173,927
       Distribution and services fees--Class B                                   63,971
       Management fee (Note 3)                                                   37,108
       Administration fee                                                         1,965
   Accrued expenses                                                              33,155
                                                                           ------------
       Total liabilities                                                        310,126
                                                                           ------------
NET ASSETS                                                                 $300,547,074
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $320,749,794
   Accumulated net realized gain                                             19,309,930
   Unrealized depreciation on investments                                   (45,279,685)
   Undistributed net investment income                                        5,767,035
                                                                           ------------
       Total                                                               $300,547,074
                                                                           ============
NET ASSETS
   Class B                                                                 $300,547,074
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class B                                                                   30,677,968
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class B                                                                 $       9.80
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost                                                      $345,952,740

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)


STRATEGIC CONSERVATIVE GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $  6,371,064
                                                                          ------------
       Total investment income                                               6,371,064
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     219,830
   Administration fees                                                          11,967
   Custody and accounting fees                                                   5,923
   Distribution fees--Class B                                                  377,502
   Audit                                                                        10,633
   Legal                                                                        11,264
   Trustee fees and expenses                                                     7,957
   Other                                                                         4,498
                                                                          ------------
       Total expenses                                                          649,574
       Less expenses reimbursed by the Manager                                 (45,570)
                                                                          ------------
   Net expenses                                                                604,004
                                                                          ------------
   Net investment income                                                     5,767,060
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain (loss) on:
       Investments                                                            (862,503)
       Capital gain distributions from Underlying Portfolios                20,271,842
                                                                          ------------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                           19,409,339
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (51,469,875)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (51,469,875)
                                                                          ------------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolios               (32,060,536)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(26,293,476)
                                                                          ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

STRATEGIC CONSERVATIVE GROWTH PORTFOLIO
                                                                         Period Ended   Year Ended
                                                                         June 30, 2008 December 31,
                                                                          (Unaudited)      2007
                                                                         ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  5,767,060  $  2,515,456
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                          19,409,339    10,615,002
   Net change in unrealized appreciation (depreciation) on investments    (51,469,875)    5,526,222
                                                                         ------------  ------------
   Net increase (decrease) in net assets resulting from operations        (26,293,476)   18,656,680
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class B                                                                     (548)   (5,113,752)
   From net realized gains
     Class B                                                                 (578,385)   (7,586,838)
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                   (578,933)  (12,700,590)
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class B                                                               27,210,926   195,792,653
   Net asset value of shares issued through dividend reinvestment
     Class B                                                                  578,933    12,700,590
   Cost of shares repurchased
     Class B                                                              (13,521,900)  (17,389,739)
                                                                         ------------  ------------
   Net increase in net assets from capital share transactions              14,267,959   191,103,504
                                                                         ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (12,604,450)  197,059,594
   Net assets at beginning of period                                      313,151,524   116,091,930
                                                                         ------------  ------------
   Net assets at end of period                                           $300,547,074  $313,151,524
                                                                         ============  ============
   Net assets at end of period includes undistributed net investment
       income                                                            $  5,767,035  $        523
                                                                         ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                              CLASS B
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO                           -----------------------------
                                                                                  FOR THE YEARS
                                                                  FOR THE PERIOD      ENDED
                                                                      ENDED        DECEMBER 31,
                                                                  JUNE 30, 2008  --------------
                                                                   (UNAUDITED)    2007   2006(B)
                                                                  -------------- ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.............................     $10.70     $10.33  $10.00
                                                                      ------     ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................       0.19       0.10    0.03
Net Realized/Unrealized Gain (Loss) on Investments...............      (1.07)      0.72    0.32
                                                                      ------     ------  ------
Total From Investment Operations.................................      (0.88)      0.82    0.35
                                                                      ------     ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................      (0.00)+    (0.18)  (0.02)
Distributions from Net Realized Capital Gains....................      (0.02)     (0.27)     --
                                                                      ------     ------  ------
Total Distributions..............................................      (0.02)     (0.45)  (0.02)
                                                                      ------     ------  ------
NET ASSET VALUE, END OF PERIOD...................................     $ 9.80     $10.70  $10.33
                                                                      ======     ======  ======
TOTAL RETURN                                                           (8.24)%     7.94%   3.48%
Ratio of Expenses to Average Net Assets After Reimbursement(c)...       0.40 %*    0.40%   0.40%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(d).....................................................       0.43 %*    0.45%   0.87%*
Ratio of Net Investment Income to Average Net Assets(e)..........       3.82 %*    0.93%   2.27%*
Portfolio Turnover Rate..........................................        5.3 %     24.7%    0.1%
Net Assets, End of Period (in millions)..........................     $300.5     $313.2  $116.1

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--11/01/2006.
(c) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(d) See Note 3 of the Notes to Financial Statements.
(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Strategic Conservative Growth Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class B Shares are offered by the Portfolio. Class A, C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Gallatin Asset Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $219,830           0.15%   First $250 Million

                                 0.125%   $250 Million to $500 Million

                                  0.10%   Over $500 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                 Maximum Expense Ratio    Expenses Deferred in
                 under current Expense  ------------------------
                 Limitation Agreement     2006     2007    2008
                ---------------------   ------- -------- -------
                                          Subject to repayment
                                           until December 31,
                ------- ------- ------- ------------------------
                Class A Class B Class E  2011     2012    2013
                ------- ------- ------- ------- -------- -------

                 0.15%*  0.40%   0.30%* $36,665 $126,028 $45,570

* Classes not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                             Net Increase
             Beginning                                        in Shares     Ending
              Shares      Sales    Reinvestments Redemptions Outstanding    Shares
             ---------- ---------- ------------- ----------- ------------ ----------

 Class B

 06/30/2008  29,256,353  2,706,649      56,426   (1,341,460)   1,421,615  30,677,968
 12/31/2007  11,233,486 18,422,426   1,181,426   (1,580,985)  18,022,867  29,256,353

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $55,755,198         $--        $16,040,022

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $345,952,740   $766,847    $(46,046,532)  $(45,279,685)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

              Ordinary Income   Long-Term Capital Gain        Total
            ------------------- ---------------------- --------------------
               2007      2006      2007        2006       2007       2006
            ---------- --------   ----------   ----    ----------- --------

            $7,527,084 $198,525 $5,173,506     $--     $12,700,590 $198,525

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

     Undistributed Undistributed     Net
       Ordinary      Long-Term    Unrealized
        Income         Gain      Appreciation Loss Carryforwards   Total
     ------------- ------------- ------------ ------------------ ----------

       $519,947       $58,934     $6,090,808         $--         $6,669,689

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for,

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. RECENT ACCOUNTING PRONOUNCEMENTS - CONTINUED

and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year are as follows:

                                                          Number of shares
                                                        held at December 31, Shares purchased  Shares sold during the
Security Description                                            2007         during the period         period
--------------------                                    -------------------- ----------------- ----------------------

Franklin Templeton Small Cap Growth Portfolio--Class A       1,999,520            642,688             (57,833)

                                                          Number of
                                                        shares held at
Security Description                                    June 30, 2008
--------------------                                    --------------

Franklin Templeton Small Cap Growth Portfolio--Class A    2,584,375

                                                                               Net Realized
                                                                             Gain on Capital
                                                           Net Realized     Gain Distributions  Income earned from
                                                        Loss on Investments  from Affiliates   affiliate during the
Security Description                                     during the period  during the period         period        Ending Value
--------------------                                    ------------------- ------------------ -------------------- ------------

Franklin Templeton Small Cap Growth Portfolio--Class A       $(120,403)         $1,990,908             $--          $21,527,840

10. SUBSEQUENT EVENTS

(a) Effective as of the close of business on August 7, 2008, the Adviser ceased to be the Strategic Conservative Growth Portfolio's adviser, and the Manager assumed responsibility for the day-to-day management of the Portfolio.

(b) On August 6, 2008, the following Portfolio reorganization was approved by the Board of Trustees of the Trust, subject to shareholder approval. The shareholders are scheduled to vote on the proposed reorganization at a meeting to be held on or about November 5, 2008. If approved by the Portfolio shareholders, the reorganization will occur on or about November 10, 2008. The proposed reorganization provides for the acquisition of all the assets of Strategic Conservative Growth Portfolio, a series of the Trust, in exchange for shares of MetLife Growth Strategy Portfolio, a series of the Trust.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
STRATEGIC GROWTH AND INCOME PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

For the six month period ended June 30, 2008, the Portfolio returned (6.68)% for Class B Shares versus (5.49)% and (5.03)% for its benchmarks, the Dow Jones Moderate Portfolio Index/1/ and Blended Benchmark,/2/ respectively.

PORTFOLIO REVIEW

From an asset allocation perspective, the Portfolio continues to be structured in a like manner to its blended benchmark. As a group, large cap equities were the worst performer for the first half of 2008. Although all the large cap components had negative returns during the first half, the performance mirrored the broader market with the value portfolios faring worse than the growth portfolios. The decline in financial stocks, in response to continued problems in the housing and credit markets, was the primary driver. This is particularly true of the Davis Venture Value portfolio, which declined (11.77)% and has consistently maintained significant exposure to financials.

Smaller capitalization stocks fared better relative to their larger peers. The mid-cap equity portfolios, despite a strong rally in the second quarter, were negative contributors for the first half of the year. The scenario was similar in small caps. The Franklin Templeton Small Cap Growth Portfolio returned 3.27% during the second quarter, but was down (13.86)% for the first half. Smaller companies suffered from the same issues plaguing larger firms, particularly in the financials sector. While many of the large investment banks suffered from soured mortgage exposure, many of the smaller, regional banks got hurt from large exposure to construction loans. A degenerating housing market continues to create a difficult environment for these stocks.

After a strong start to 2008, the Portfolio's bond exposure reversed course and was a negative contributor for the fist half of the year. Both the investment-grade and high yield bond portfolios had negative performance over the six month period. PIMCO Total Return was the biggest contributor to the declines. The Portfolio was significantly underweight corporate bonds, which outperformed throughout the second quarter.

MARKET ENVIRONMENT/CONDITIONS

The market environment in the first half of 2008 continued several trends from 2007. The problems originating from the subprime mortgage market spread across global financial markets. Losses from soured mortgage loans resulted in massive write-offs for all manner of financial institutions. A rapidly declining housing market contributed to a significant economic slowdown. The Federal Reserve continued easing monetary policy in the first quarter and initiated new programs to help liquefy credit markets. The S&P 500(R) Index/3/ posted its worst quarterly loss in five years during the first quarter. Sentiment began to turn in late March after the Fed provided direct assistance with the Bear Stearns buyout. Many viewed these actions as key in stopping the spread of contagion in the credit markets and avoiding a massive meltdown in the global financial markets. Many investors felt the problems that had been plaguing markets were beginning to subside and capital once again began to flow back into risky assets. The recovery was short lived, and by June the familiar themes of declining home prices, reduced consumer spending, and weak economic growth were again weighing on the markets. In conjunction, the renewed threat of inflation became the focus of worry. The relentless rise in oil prices had been viewed as a major threat to consumer spending, but was increasingly faulted as a prime contributor to inflation, which quickly became the focus of investor worry. Many investors took the view that higher energy prices have a multi-faceted effect. Higher gasoline prices eat discretionary income and also raise production and transportation costs, which eventually results in higher prices for consumers.

CURRENT OUTLOOK/STRATEGY

INVESTMENT SUMMARY

There are divergent trends in the economy, which adds to the challenge of asset allocation. Weakness in housing and problems in the financial system threaten to cause a major recession. In response to these problems, the Federal Reserve aggressively cut interest rates from August 2007 until April 2008. In addition, the bank created new liquidity facilities to assist both commercial and investment banks as a way to allow the credit markets to function. There has also been fiscal stimulus in the form of tax rebates. Consumer confidence is very depressed, likely because of rising inflation, but also reflecting a deteriorating job market. On the other hand, some parts of the economy appear to be holding up rather well. Manufacturing, as measured by the Institute of Supply Manufacturing (ISM) index, is at levels consistent with a contraction but well above recession levels. Exports are, in part, supporting manufacturing, and GDP growth remains slow but positive.

--------
/1/ The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The index is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones Aggressive Portfolio Index (DJAggPI). Stocks are represented by the DJAggPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The Index does not include fees or expenses and is not available for direct investment.

/2/ The blended benchmark is comprised of 35% Lehman Brothers Aggregate Bond Index, 30% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 5% S&P SmallCap 600(R) Index, 10% MSCI EAFE(R) Index, and 5% Dow Jones Wilshire REIT Index. The Index does not include fees or expenses and is not available for direct investment.

/3/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC GROWTH AND INCOME PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


Complicating the situation further is the fact that inflation has been rising on the back of higher commodity prices as oil and food prices reach historic levels. The dollar has been very weak and gold prices rose to more than $1,000 per ounce in mid-March. It is abnormal for inflation to rise while home prices decline.

The combination of weak economic growth and rising inflation is unusual. The Federal Reserve has been expecting inflation to ease as the economy slows, but price levels have been slow to react, and there is a clear indication that policymakers are shifting their focus away from growth support to inflation suppression. This shift will likely mean that the Federal Reserve will be less accommodative going forward. It also suggests a change to policies designed to support the dollar, ending the benign neglect of the greenback seen for most of the past eight years. A stronger dollar should weaken import prices.

At this point, we believe the central case is for slow economic growth and a gradual decline in inflation. However, if policy makers are unable to achieve this goal via slow growth and dollar appreciation, the need for tighter credit may increase in order to control inflation. History suggests that when the Fed raises rates while the economy is slowing, it runs the risk of turning a "garden variety" recession into something more profound.

ALLOCATION THEMES

DEBT MARKETS: First, we are shortening duration in anticipation of eventual Fed tightening. Second, we expect that, over time, the problems in the credit markets will subside. Thus, we achieve our yield objectives by moving into high-yield bonds, which increases credit risk. It should be noted that in some portfolios we are leaning this credit risk toward high yield instead of real estate as recent strength in the latter class makes the former relatively more attractive.

EQUITIES: Although we expect the dollar to appreciate against the developed-nation currencies, rising inflation problems in the emerging nations will likely prompt appreciating currencies in those nations. In addition, emerging markets, which enjoyed a strong run during the past few years, have pulled back during the past few months. We believe there are opportunities developing in emerging markets and thus are shifting allocations toward that class. Last, we believe the risk of slower growth and tighter monetary policy will weigh on U.S. small and mid cap stocks, and so we are, in some cases, reducing allocations in these areas.

SANDRA POURCILLIE
Vice President and Portfolio Manager
GALLATIN ASSET MANAGEMENT, INC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the portfolio's holdings asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                 Percent of
    Description                                                  Net Assets
    -----------------------------------------------------------------------
    BlackRock Bond Income Portfolio (Class A)                      15.56%
    -----------------------------------------------------------------------
    PIMCO Total Return Portfolio (Class A)                         15.37%
    -----------------------------------------------------------------------
    MFS(R) Research International Portfolio (Class A)               9.73%
    -----------------------------------------------------------------------
    Neuberger Berman Partners Mid Cap Value Portfolio (Class A)     7.99%
    -----------------------------------------------------------------------
    Oppenheimer Capital Appreciation Portfolio (Class A)            7.99%
    -----------------------------------------------------------------------
    Davis Venture Value Portfolio (Class A)                         7.62%
    -----------------------------------------------------------------------
    FI Mid Cap Opportunities Portfolio (Class A)                    7.39%
    -----------------------------------------------------------------------
    Jennison Growth Portfolio (Class A)                             7.08%
    -----------------------------------------------------------------------
    Lord Abbett Growth and Income Portfolio (Class A)               6.59%
    -----------------------------------------------------------------------
    Lord Abbett Bond Debenture Portfolio (Class A)                  5.17%
    -----------------------------------------------------------------------
    Franklin Templeton Small Cap Growth Portfolio (Class A)         5.08%
    -----------------------------------------------------------------------
    Clarion Global Real Estate Portfolio (Class A)                  4.43%
    -----------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC GROWTH AND INCOME PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

STRATEGIC GROWTH AND INCOME PORTFOLIO MANAGED BY GALLATIN ASSET MANAGEMENT, INC.
                 VS. DOW JONES MODERATE PORTFOLIO INDEX/1/ AND
                             BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

            Strategic Growth and
             Income Portfolio        Blended       Dow Jones Moderate
                - Clas B           Benchmark/2/     Portfolio Index/1/
                --------           ------------     ------------------
11/01/2006      $10,000              $10,000            $10,000
12/31/2006       10,281               10,249             10,283
12/31/2007       10,941               10,827             11,108
06/30/2008       10,210               10,284             10,498



    ----------------------------------------------------------------------
                                            Average Annual Return/3/
                                           (for the period ended 6/30/08)
    ----------------------------------------------------------------------
                                                                Since
                                           6 Months  1 Year  Inception/4/
    ----------------------------------------------------------------------
    Strategic Growth and Income
--  Portfolio--Class B                      -6.68%   -5.39%     1.26%
    ----------------------------------------------------------------------
- - Dow Jones Moderate Portfolio Index/1/   -5.49%   -3.56%     2.96%
    ----------------------------------------------------------------------
--  Blended Benchmark/2/                    -5.03%   -5.16%     1.47%
    ----------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Lehman Government Bonds Index, Lehman Corporate Bonds Index, Lehman Mortgage-backed Bonds Index, and Lehman Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day T-Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The blended benchmark is comprised of 35% Lehman Brothers Aggregate Bond Index, 30% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 5% S&P SmallCap 600(R) Index, 10% MSCI EAFE(R) Index, and 5% Dow Jones Wilshire REIT Index. The Index does not include fees or expenses and is not available for direct investment.

The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

The S&P MidCap 400(R) Index is a capitalization-weighted index which measures the mid-range sector of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P SmallCap 600(R) Index is a capitalization-weighted index which measures the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC GROWTH AND INCOME PORTFOLIO              FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


The Dow Jones Wilshire REIT Index measures U.S. publicly traded real estate investment trusts. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class B shares is 11/1/06. Index returns are based on an inception date of 10/31/06.

Effective July 1, 2007, Morgan Stanley Capital International, Inc. (MSCI) discontinued the MSCI Global Capital Markets Index and the Portfolio will use the Dow Jones Moderate Portfolio Index in future reports to policyholders as the Portfolio's primary benchmark.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
STRATEGIC GROWTH AND INCOME PORTFOLIO        ------------- ------------- --------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  933.20       $1.92
  Hypothetical (5% return before expenses)      1,000.00      1,022.87        2.01
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.87% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITIES - 100.0%
   BlackRock Bond Income Portfolio (Class A)(a)......   421,491 $ 44,623,244
   Clarion Global Real Estate Portfolio (Class A)(b). 1,122,824   12,710,368
   Davis Venture Value Portfolio (Class A)(a)........   690,486   21,853,880
   FI Mid Cap Opportunities Portfolio (Class A)(a)... 1,084,149   21,216,790
   Franklin Templeton Small Cap Growth Portfolio
     (Class A)(a).................................... 1,751,615   14,590,958
   Jennison Growth Portfolio (Class A)(a)............ 1,806,242   20,302,156
   Lord Abbett Bond Debenture Portfolio (Class A)(b). 1,252,376   14,828,131
   Lord Abbett Growth and Income Portfolio (Class
     A)(b)...........................................   860,425   18,903,540
   MFS(R) Research International Portfolio
     (Class A)(b).................................... 2,393,890   27,912,758
   Neuberger Berman Partners Mid Cap Value Portfolio
     (Class A)(a).................................... 1,168,109   22,929,982
   Oppenheimer Capital Appreciation Portfolio (Class
     A)(b)........................................... 3,465,448   22,906,614
   PIMCO Total Return Portfolio (Class A)(b)......... 3,836,527   44,081,695
                                                                ------------
   Total Investment Company Securities
   (Cost $327,531,752)                                           286,860,116
                                                                ------------

   TOTAL INVESTMENTS - 100.0% (Cost $327,531,752)                286,860,116

   Other Assets and Liabilities (net) - 0.0%                        (120,424)
                                                                ------------

   TOTAL NET ASSETS - 100.0%                                    $286,739,692
                                                                ============

PORTFOLIO FOOTNOTES

(a) A Portfolio of Metropolitan Series Fund, Inc.
(b) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH AND INCOME PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $286,860,116              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $286,860,116              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

STRATEGIC GROWTH AND INCOME PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $286,860,116
   Receivable for investments sold                                              205,670
   Receivable for Trust shares sold                                              62,507
   Receivable from investment manager (Note 3)                                   10,640
                                                                           ------------
       Total assets                                                         287,138,933
                                                                           ------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                    268,177
       Distribution and services fees--Class B                                   60,589
       Management fee (Note 3)                                                   35,417
       Administration fee payable                                                 1,965
       Custodian and accounting fees payable                                      2,000
   Accrued expenses                                                              31,093
                                                                           ------------
       Total liabilities                                                        399,241
                                                                           ------------
NET ASSETS                                                                 $286,739,692
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $305,935,148
   Accumulated net realized gain                                             14,722,404
   Unrealized depreciation on investments                                   (40,671,636)
   Undistributed net investment income                                        6,753,776
                                                                           ------------
       Total                                                               $286,739,692
                                                                           ============
NET ASSETS
   Class B                                                                 $286,739,692
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class B                                                                   29,467,150
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class B                                                                 $       9.73
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost                                                      $327,531,752

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)


STRATEGIC GROWTH AND INCOME PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $  7,328,020
                                                                          ------------
   Total investment income                                                   7,328,020
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     210,530
   Administration fees                                                          11,967
   Custody and accounting fees                                                   5,923
   Distribution fees--Class B                                                  358,901
   Audit                                                                        10,633
   Legal                                                                        11,242
   Trustee fees and expenses                                                     7,957
   Other                                                                         4,504
                                                                          ------------
       Total expenses                                                          621,657
       Less expenses reimbursed by the Manager                                 (47,416)
                                                                          ------------
   Net expenses                                                                574,241
                                                                          ------------
   Net investment income                                                     6,753,779
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain (loss) on:
       Investments                                                          (1,114,570)
       Capital gain distributions from Underlying Portfolios                16,100,268
                                                                          ------------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                           14,985,698
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (41,817,434)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (41,817,434)
                                                                          ------------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolios               (26,831,736)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(20,077,957)
                                                                          ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

STRATEGIC GROWTH AND INCOME PORTFOLIO
                                                                         Period Ended   Year Ended
                                                                         June 30, 2008 December 31,
                                                                          (Unaudited)      2007
                                                                         ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  6,753,779  $  3,412,687
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                          14,985,698    10,022,253
   Net change in unrealized appreciation (depreciation) on investments    (41,817,434)      869,742
                                                                         ------------  ------------
   Net increase (decrease) in net assets resulting from operations        (20,077,957)   14,304,682
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class B                                                                     (521)   (6,240,977)
   From net realized gains
     Class B                                                                 (108,421)   (7,387,984)
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                   (108,942)  (13,628,961)
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class B                                                               26,028,906   202,553,553
   Net asset value of shares issued through dividend reinvestment
     Class B                                                                  108,942    13,628,961
   Cost of shares repurchased
     Class B                                                              (16,873,155)  (23,675,280)
                                                                         ------------  ------------
   Net increase in net assets from capital share transactions               9,264,693   192,507,234
                                                                         ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (10,922,206)  193,182,955
   Net assets at beginning of period                                      297,661,898   104,478,943
                                                                         ------------  ------------
   Net assets at end of period                                           $286,739,692  $297,661,898
                                                                         ============  ============
   Net assets at end of period includes undistributed net investment
       income                                                            $  6,753,776  $        518
                                                                         ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                    CLASS B
STRATEGIC GROWTH AND INCOME PORTFOLIO                                  -----------------------------
                                                                                        FOR THE YEARS
                                                                       FOR THE PERIOD       ENDED
                                                                           ENDED         DECEMBER 31,
                                                                       JUNE 30, 2008  --------------
                                                                        (UNAUDITED)    2007    2006(B)
                                                                       -------------- ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................     $10.43     $10.27  $10.00
                                                                           ------     ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................       0.23       0.14    0.03
Net Realized/Unrealized Gain (Loss) on Investments....................      (0.93)      0.52    0.25
                                                                           ------     ------  ------
Total from Investment Operations......................................      (0.70)      0.66    0.28
                                                                           ------     ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................      (0.00)+    (0.23)  (0.01)
Distributions from Net Realized Capital Gains.........................      (0.00)+    (0.27)     --
                                                                           ------     ------  ------
Total Distributions...................................................      (0.00)+    (0.50)  (0.01)
                                                                           ------     ------  ------
NET ASSET VALUE, END OF PERIOD........................................     $ 9.73     $10.43  $10.27
                                                                           ======     ======  ======
TOTAL RETURN                                                                (6.68)%     6.42%   2.81%
Ratio of Expenses to Average Net Assets After Reimbursement(d)........       0.40 %*    0.40%   0.40%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(e)..........................................................       0.43 %*    0.45%   0.99%*
Ratio of Net Investment Income to Average Net Assets(f)...............       4.70 %*    1.31%   1.47%*
Portfolio Turnover Rate...............................................        6.2 %     21.1%    0.0%(c)
Net Assets, End of Period (in millions)...............................     $286.7     $297.7  $104.5

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--11/01/2006.
(c) For the period ended 12/31/06, the portfolio turnover calculation is zero, due to limited sales activity.
(d) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Strategic Growth and Income Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class B Shares are offered by the Portfolio. Class A, C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Gallatin Asset Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $210,530           0.15%   First $250 Million

                                 0.125%   $250 Million to $500 Million

                                  0.10%   Over $500 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                          Expenses Deferred in
                                        ------------------------
                                          2006     2007    2008
                 Maximum Expense Ratio  ------- -------- -------
                 under current Expense    Subject to repayment
                 Limitation Agreement      until December 31,
                ---------------------   ------------------------
                Class A Class B Class E  2011     2012    2013
                ------- ------- ------- ------- -------- -------

                 0.15%*  0.40%   0.30%* $36,665 $127,809 $47,416

* Classes not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                             Net Increase
             Beginning                                        in Shares     Ending
              Shares      Sales    Reinvestments Redemptions Outstanding    Shares
             ---------- ---------- ------------- ----------- ------------ ----------

 Class B

 06/30/2008  28,551,912  2,611,990      10,743   (1,707,495)     915,238  29,467,150
 12/31/2007  10,173,921 19,259,371   1,304,171   (2,185,551)  18,377,991  28,551,912

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $49,872,320         $--        $17,875,282

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $327,531,752     $--       $(40,671,636)  $(40,671,636)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

              Ordinary Income   Long-Term Capital Gain        Total
            ------------------- ---------------------- --------------------
               2007      2006      2007        2006       2007       2006
            ---------- --------   ----------   ----    ----------- --------

            $7,970,883 $106,224 $5,658,078     $--     $13,628,961 $106,224

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

      Undistributed Undistributed     Net
        Ordinary      Long-Term    Unrealized
         Income         Gain      Appreciation Loss Carryforwards  Total
      ------------- ------------- ------------ ------------------ --------

         $11,471       $97,436      $882,536          $--         $991,443

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. RECENT ACCOUNTING PRONOUNCEMENTS - CONTINUED

Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008, in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year are as follows:

                                                            Number of                                            Number of
                                                         shares held at   Shares purchased  Shares sold during shares held at
Security Description                                    December 31, 2007 during the period     the period     June 30, 2008
--------------------                                    ----------------- ----------------- ------------------ --------------

Franklin Templeton Small Cap Growth Portfolio--Class A      1,361,747          440,330           (50,462)        1,751,615

                                                                               Net Realized
                                                                             Gain on Capital
                                                           Net Realized     Gain Distributions  Income earned from
                                                        Loss on Investments  from Affiliates   affiliate during the
Security Description                                     during the period  during the period         period        Ending Value
--------------------                                    ------------------- ------------------ -------------------- ------------

Franklin Templeton Small Cap Growth Portfolio--Class A       $(92,729)          $1,332,747             $--          $14,590,958

10. SUBSEQUENT EVENTS

(a) Effective as of the close of business on August 7, 2008, the Adviser ceased to be the Strategic Growth and Income Portfolio's adviser, and the Manager assumed responsibility for the day-to-day management of the Portfolio.

(b) On August 6, 2008, the following Portfolio reorganization was approved by the Board of Trustees of the Trust, subject to shareholder approval. The shareholders are scheduled to vote on the proposed reorganization at a meeting to be held on or about November 5, 2008. If approved by the Portfolio shareholders, the reorganization will occur on or about November 10, 2008. The proposed reorganization provides for the acquisition of all the assets of Strategic Growth and Income Portfolio, a series of the Trust, in exchange for shares of MetLife Balanced Strategy Portfolio, a series of the Trust.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO                         FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

For the six month period ended June 30, 2008, the Portfolio returned (10.05)% for Class B Shares versus (10.21)%, (10.04)% and (10.92)% for its benchmarks, the Dow Jones Aggressive Portfolio Index,/1/ Blended Benchmark/2/ and Wilshire 5000 Equity Index,/3/ respectively.

PORTFOLIO REVIEW

From an asset allocation perspective, the Portfolio was structured in a like manner to its blended benchmark. As a group, large cap equities were the worst performer for the first half of 2008. Although all the large cap components had negative returns during the first half, the relative performance mirrored the broader market with the value portfolios faring worse than the growth portfolios. The decline in financial stocks, in response to continued problems in the housing and credit markets, was the primary driver. This is particularly true of the Davis Venture Value Portfolio, which declined (11.77)% and consistently maintains significant exposure to financials.

Smaller capitalization stocks fared better relative to their larger peers. The mid cap equity portfolios, despite a strong rally in the second quarter, were negative contributors for the first half of the year. The scenario was similar in small caps. The Franklin Templeton Small Cap Growth Portfolio returned 3.27% during the second quarter, but was down (13.86)% for the first half. Smaller companies suffered from the same issues plaguing larger firms, particularly in the financials sector. While many of the large investment banks suffered from soured mortgage exposure, many of the smaller, regional banks got hurt from large exposure to construction loans. A degenerating housing market continues to create a difficult environment for these stocks.

The Portfolio's international exposure generally detracted from performance. The MFS Research International portfolio lost (1.27)% for the first six months. Despite the negative absolute performance, the Portfolio significantly outperformed the (10.96)% loss for the MSCI EAFE Index/5/ over the same period. An overweight position in emerging markets equity also hurt performance.

MARKET ENVIRONMENT / CONDITIONS

The market environment in the first half of 2008 continued several trends from 2007. The problems originating from the subprime mortgage market spread across global financial markets. Losses from soured mortgage loans resulted in massive write-offs for all manner of financial institutions. A rapidly declining housing market contributed to a significant economic slowdown. The Federal Reserve continued easing monetary policy in the first quarter and initiated new programs to help liquefy credit markets. The S&P 500 Index posted its worst quarterly loss in five years during the first quarter. Sentiment began to turn in late March after the Fed provided direct assistance with the Bear Stearns buyout. Many viewed these actions as key in stopping the spread of contagion in the credit markets and avoiding a massive meltdown in the global financial markets. Many investors felt the problems that had been plaguing markets were beginning to subside and capital once again began to flow back into risky assets. The recovery was short lived, and by June the familiar themes of declining home prices, reduced consumer spending, and weak economic growth were again weighing on the markets. In conjunction, the renewed threat of inflation became the focus of worry. The relentless rise in oil prices had been viewed as a major threat to consumer spending, but was increasingly faulted as a prime contributor to inflation, which quickly became the focus of investor worry. Many investors took the view that higher energy prices have a multi-faceted effect. Higher gasoline prices eat discretionary income and also raise production and transportation costs, which eventually results in higher prices for consumers.

CURRENT OUTLOOK / STRATEGY

INVESTMENT SUMMARY

There are divergent trends in the economy, which adds to the challenge of asset allocation. Weakness in housing and problems in the

--------
/1/ The Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes
Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. The Index does not include fees or expenses and is not available for direct investment.

/2/ The blended benchmark is comprised of 55% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 10% S&P SmallCap 600(R) Index, and 20% MSCI EAFE(R) Index.

/3/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% American Stock Exchange and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.


/4 /The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index does not include fees or expenses and is not available for direct investment.

/5/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO                         FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

financial system threaten to cause a major recession. In response to these problems, the Federal Reserve aggressively cut interest rates from August 2007 until April 2008. In addition, the bank created new liquidity facilities to assist both commercial and investment banks as a way to allow the credit markets to function. There has also been fiscal stimulus in the form of tax rebates. Consumer confidence is very depressed, likely because of rising inflation, but also reflecting a deteriorating job market. On the other hand, some parts of the economy appear to be holding up rather well. Manufacturing, as measured by the Institute of Supply Manufacturing (ISM) index, is at levels consistent with a contraction but well above recession levels. Exports are, in part, supporting manufacturing, and GDP growth remains slow but positive.

Complicating the situation further is the fact that inflation has been rising on the back of higher commodity prices as oil and food prices reach historic levels. The dollar has been very weak and gold prices rose to more than $1,000 per ounce in mid-March. It is abnormal for inflation to rise while home prices decline.

The combination of weak economic growth and rising inflation is unusual. The Federal Reserve has been expecting inflation to ease as the economy slows, but price levels have been slow to react, and there is a clear indication that policymakers are shifting their focus away from growth support to inflation suppression. This shift will likely mean that the Federal Reserve will be less accommodative going forward. It also suggests a change to policies designed to support the dollar, ending the benign neglect of the greenback seen for most of the past eight years. A stronger dollar should weaken import prices.

At this point, we believe the central case is for slow economic growth and a gradual decline in inflation. However, if policy makers are unable to achieve this goal via slow growth and dollar appreciation, the need for tighter credit may increase in order to control inflation. History suggests that when the Fed raises rates while the economy is slowing, it runs the risk of turning a "garden variety" recession into something more profound.

ALLOCATION THEMES

DEBT MARKETS: First, we are shortening duration in anticipation of eventual Fed tightening. Second, we expect that, over time, the problems in the credit markets will subside. Thus, we achieve our yield objectives by moving into high-yield bonds, which increases credit risk. It should be noted that in some portfolios we are leaning this credit risk toward high yield instead of real estate as recent strength in the latter class makes the former relatively more attractive.

EQUITIES: Although we expect the dollar to appreciate against the developed-nation currencies, rising inflation problems in the emerging nations will likely prompt appreciating currencies in those nations. In addition, emerging markets, which enjoyed a strong run during the past few years, have pulled back during the past few months. We believe there are opportunities developing in emerging markets and thus are shifting allocations toward that class. Last, we believe the risk of slower growth and tighter monetary policy will weigh on U.S. small and mid cap stocks, and so we are, in some cases, reducing allocations in these areas.

SANDRA POURCILLIE
Vice President and Portfolio Manager
GALLATIN ASSET MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                                 Percent of
    Description                                                  Net Assets
    -----------------------------------------------------------------------
    MFS(R) Research International Portfolio (Class A)              14.95%
    -----------------------------------------------------------------------
    Jennison Growth Portfolio (Class A)                            14.41%
    -----------------------------------------------------------------------
    Oppenhiemer Capital Appreciation Portfolio (Class A)           14.22%
    -----------------------------------------------------------------------
    Davis Venture Value Portfolio (Class A)                        13.57%
    -----------------------------------------------------------------------
    Van Kampen Comstock Portfolio (Class A)                        12.26%
    -----------------------------------------------------------------------
    Neuberger Berman Partners Mid Cap Value Portfolio (Class A)     8.14%
    -----------------------------------------------------------------------
    Van Kampen Mid Cap Growth Portfolio (Class A)                   7.10%
    -----------------------------------------------------------------------
    Dreman Small Cap Value Portfolio (Class A)                      5.21%
    -----------------------------------------------------------------------
    Franklin Templeton Small Cap Growth Portfolio (Class A)         5.18%
    -----------------------------------------------------------------------
    MFS(R) Emerging Markets Equity Portfolio (Class A)              5.06%
    -----------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO                         FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

 STRATEGIC GROWTH PORTFOLIO MANAGED BY GALLATIN ASSET MANAGEMENT, INC. VS. DOW
         JONES AGGRESSIVE PORTFOLIO INDEX/1/ BLENDED BENCHMARK/2/ AND
                         WILSHIRE 5000 EQUITY INDEX/3/
                           Growth Based on $10,000+

                                     [CHART]

                                                                 Dow Jones
            Strategic Growth   Wilshire 5000    Blended         Aggressive
           Portfolio-Class B  Equity Index/1/  Benchmark/2/  Portfolio Index/3/
           -----------------  --------------   -----------   ------------------
11/01/2006     $10,000          $10,000         $10,000            $10,000
12/31/2006      10,427           10,345          10,377             10,476
12/31/2007      11,344           10,926          11,050             11,383
06/30/2008      10,204            9,414          10,045             10,221



    -----------------------------------------------------------------------
                                               Average Annual Return/4/
                                             (for the period ended 6/30/08)
    -----------------------------------------------------------------------
                                                                  Since
                                             6 Months  1 Year  Inception/5/
    -----------------------------------------------------------------------
--  Strategic Growth Portfolio--Class B      -10.05%    -9.62%    1.21%
    -----------------------------------------------------------------------
- - Dow Jones Aggressive Portfolio Index/1/  -10.21%   -11.28%    1.31%
    -----------------------------------------------------------------------
--  Blended Benchmark/2/                     -10.04%   -11.86%   -0.39%
    -----------------------------------------------------------------------
- - Wilshire 5000 Equity Index/3/            -10.92%   -12.53%   -1.56%
    -----------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes
Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Beginning in 1980 and before 1/1/1992, the Dow Jones 100% Global Portfolio Index (DJ100%GPI) is depicted by an index created for Dow Jones indexes by the quantitative group. This index contains all nine relevant equity asset classes equally weighted and rebalanced monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The blended benchmark is comprised of 55% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 10% S&P SmallCap 600(R) Index, and 20% MSCI EAFE(R) Index. The Index does not include fees or expenses and is not available for direct investment.

The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

The S&P MidCap 400(R) Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P SmallCap 600(R) Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/3/The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO                         FOR THE PERIOD ENDED 6/30/08
MANAGED BY GALLATIN ASSET MANAGEMENT, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/5/Inception of Class B shares is 11/1/06. Index returns are based on an inception date of 10/31/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
STRATEGIC GROWTH PORTFOLIO                   ------------- ------------- --------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  899.50       $1.89
  Hypothetical (5% return before expenses)      1,000.00      1,022.87        2.01
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 1.02% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------
   INVESTMENT COMPANY SECURITIES - 100.1%
   Davis Venture Value Portfolio (Class A)(a)........   603,339 $ 19,095,697
   Dreman Small Cap Value Portfolio (Class A)(b).....   574,304    7,333,859
   Franklin Templeton Small Cap Growth Portfolio
     (Class A)(a)....................................   875,740    7,294,915
   Jennison Growth Portfolio (Class A)(a)............ 1,804,635   20,284,098
   MFS(R) Emerging Markets Equity Portfolio (Class
     A)(b)...........................................   606,085    7,127,560
   MFS(R) Research International Portfolio (Class
     A)(b)........................................... 1,793,085   20,907,374
   Neuberger Berman Partners Mid Cap Value Portfolio
     (Class A)(a)....................................   583,684   11,457,712
   Oppenheimer Capital Appreciation Portfolio (Class
     A)(b)........................................... 3,029,995   20,028,265
   Van Kampen Comstock Portfolio (Class A)(b)........ 1,925,396   17,251,546
   Van Kampen Mid Cap Growth Portfolio (Class A)(b).. 1,033,467   10,003,957
                                                                ------------
   Total Investment Company Securities...............
   (Cost $167,204,426)...............................            140,784,983
                                                                ------------

   TOTAL INVESTMENTS - 100.1% (Cost $167,204,426)                140,784,983

   Other Assets and Liabilities (net) - (0.1)%                       (70,883)
                                                                ------------

   TOTAL NET ASSETS - 100.0%                                    $140,714,100
                                                                ============

PORTFOLIO FOOTNOTES

(a) A Portfolio of Metropolitan Series Fund, Inc.
(b) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $140,784,983              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $140,784,983              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

STRATEGIC GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $140,784,983
   Receivable for investments sold                                               59,306
   Receivable from investment manager (Note 3)                                   11,501
                                                                           ------------
       Total assets                                                         140,855,790
                                                                           ------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                     59,306
       Distribution and services fees--Class B                                   30,385
       Management fee (Note 3)                                                   18,231
       Administration fee                                                         1,965
       Custodian and accounting fees                                              2,000
   Accrued expenses                                                              29,803
                                                                           ------------
       Total liabilities                                                        141,690
                                                                           ------------
NET ASSETS                                                                 $140,714,100
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $154,243,945
   Accumulated net realized gain                                             10,607,144
   Unrealized depreciation on investments                                   (26,419,443)
   Undistributed net investment income                                        2,282,454
                                                                           ------------
       Total                                                               $140,714,100
                                                                           ============
NET ASSETS
   Class B                                                                 $140,714,100
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class B                                                                   14,691,221
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class B                                                                 $       9.58
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost                                                      $167,204,426

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

STRATEGIC GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $  2,579,337
                                                                          ------------
       Total investment income                                               2,579,337
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     111,331
   Administration fees                                                          11,967
   Custodian and accounting fees                                                 5,923
   Distribution and services fees--Class B                                     185,551
   Audit                                                                        10,633
   Legal                                                                        11,165
   Trustee fees and expenses                                                     7,957
   Other                                                                         4,497
                                                                          ------------
       Total expenses                                                          349,024
       Less expenses reimbursed by the Manager                                 (52,143)
                                                                          ------------
   Net expenses                                                                296,881
                                                                          ------------
   Net investment income                                                     2,282,456
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING PORTFOLIOS
   Net realized gain (loss) on:
       Investments                                                          (1,494,379)
       Capital gain distributions from Underlying Portfolios                12,230,779
                                                                          ------------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                           10,736,400
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (29,551,968)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (29,551,968)
                                                                          ------------
   Net realized and change in unrealized loss on investments and
       capital gain distributions from Underlying Portfolios               (18,815,568)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(16,533,112)
                                                                          ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

STRATEGIC GROWTH PORTFOLIO
                                                                         Period Ended          Year Ended
                                                                         June 30, 2008        December 31,
                                                                          (Unaudited)             2007
                                                                         -------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  2,282,456         $    522,182
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                          10,736,400            9,234,782
   Net change in unrealized appreciation (depreciation) on investments    (29,551,968)           2,754,305
                                                                         ------------         ------------
   Net increase (decrease) in net assets resulting from operations        (16,533,112)          12,511,269
                                                                         ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class B                                                                     (402)          (2,712,971)
   From net realized gains
     Class B                                                                 (553,964)          (6,650,476)
                                                                         ------------         ------------
   Net decrease in net assets resulting from distributions                   (554,366)          (9,363,447)
                                                                         ------------         ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class B                                                                7,619,026           91,901,231
   Net asset value of shares issued through dividend reinvestment
     Class B                                                                  554,366            9,363,447
   Cost of shares repurchased
     Class B                                                              (16,376,384)         (20,346,470)
                                                                         ------------         ------------
   Net increase (decrease) in net assets from capital share
       transactions                                                        (8,202,992)          80,918,208
                                                                         ------------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (25,290,470)          84,066,030
   Net assets at beginning of period                                      166,004,570           81,938,540
                                                                         ------------         ------------
   Net assets at end of period                                           $140,714,100         $166,004,570
                                                                         ============         ============
   Net assets at end of period includes undistributed net investment
       income                                                            $  2,282,454         $        400
                                                                         ============         ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                               CLASS B
STRATEGIC GROWTH PORTFOLIO                                        -----------------------------
                                                                                   FOR THE YEARS
                                                                  FOR THE PERIOD       ENDED
                                                                      ENDED         DECEMBER 31,
                                                                  JUNE 30, 2008  --------------
                                                                   (UNAUDITED)    2007    2006(B)
                                                                  -------------- ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $ 10.69     $10.41  $10.00
                                                                     -------     ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).........................................       0.15       0.04    0.05
Net Realized/Unrealized Gain (Loss) on Investments...............      (1.22)      0.88    0.38
                                                                     -------     ------  ------
Total from Investment Operations.................................      (1.07)      0.92    0.43
                                                                     -------     ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................      (0.00)+    (0.19)  (0.02)
Distributions from Net Realized Capital Gains....................      (0.04)     (0.45)     --
                                                                     -------     ------  ------
Total Distributions..............................................      (0.04)     (0.64)  (0.02)
                                                                     -------     ------  ------
NET ASSET VALUE, END OF PERIOD...................................    $  9.58     $10.69  $10.41
                                                                     =======     ======  ======
TOTAL RETURN                                                          (10.05)%     8.79%   4.27%
Ratio of Expenses to Average Net Assets After Reimbursement(d)...       0.40 %*    0.40%   0.40%*
Ratio of Expenses to Average Net Assets Before Reimbursement and        0.47 %*
  Rebates(e).....................................................                  0.49%   1.27%*
Ratio of Net Investment Income to Average Net Assets(f)..........       3.08 %*    0.33%   2.62%*
Portfolio Turnover Rate..........................................       11.2 %     33.6%    0.0%(c)
Net Assets, End of Period (in millions)..........................    $ 14.07     $166.0  $ 81.9

*  Annualized.
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--11/01/2006.
(c) For the period ended 12/31/06, the portfolio turnover calculation is zero, due to no sales activity.
(d) The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Strategic Growth Portfolio, which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class B Shares are offered by the Portfolio. Class A, C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

The net asset value of the Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. The Underlying Portfolios that are series of the Portfolio will use fair value pricing in the circumstances and manner described below. For more information about the use of fair value pricing by the Underlying Portfolios that are series of Metropolitan Series Fund, Inc. ("MSF"), please refer to the prospectus for such Underlying Portfolios.

THE UNDERLYING PORTFOLIOS THAT ARE SERIES OF THE PORTFOLIO ARE VALUED AS
FOLLOWS:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the "Board" or "Directors"). Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value. Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market.

Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Underlying Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Underlying Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Underlying Portfolio values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Underlying Portfolio values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board's oversight, the Board has delegated day-to-day responsibility for valuing Underlying Portfolio assets to Met Investors Advisory, LLC ("the Manager") or the subadviser of the Underlying Portfolio, as applicable, who values such assets as described above and operates under procedures approved by the Board.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Gallatin Asset Management, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $111,331           0.15%   First $250 Million

                                 0.125%   $250 Million to $500 Million

                                  0.10%   Over $500 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                          Expenses Deferred in
                                        ------------------------
                                          2006     2007    2008
                 Maximum Expense Ratio  ------- -------- -------
                 under current Expense    Subject to repayment
                 Limitation Agreement      until December 31,
                ---------------------   ------------------------
                Class A Class B Class E  2011     2012    2013
                ------- ------- ------- ------- -------- -------

                 0.15%*  0.40%   0.30%* $36,665 $131,207 $52,143

* Classes not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase
                                                             (Decrease)
             Beginning                                       in Shares     Ending
              Shares      Sales   Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ----------- ------------ ----------

 Class B

 06/30/2008  15,525,800   770,300     54,725    (1,659,604)   (834,579)  14,691,221
 12/31/2007   7,870,173 8,597,954    870,992    (1,813,319)  7,655,627   15,525,800

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $22,553,283         $--        $16,814,040

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Depreciation
            ------------ ------------ -------------- --------------

            $167,204,426   $497,458    $(26,916,901)  $(26,419,443)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

              Ordinary Income   Long-Term Capital Gain        Total
            ------------------- ---------------------- -------------------
               2007      2006      2007        2006       2007      2006
            ---------- --------   ----------   ----    ---------- --------

            $4,566,156 $121,083 $4,797,291     $98     $9,363,447 $121,181

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

     Undistributed Undistributed     Net
       Ordinary      Long-Term    Unrealized
        Income         Gain      Appreciation Loss Carryforwards   Total
     ------------- ------------- ------------ ------------------ ----------

       $478,286       $76,053     $3,003,294         $--         $3,557,633

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for,

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

8. RECENT ACCOUNTING PRONOUNCEMENTS - CONTINUED

and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9. OTHER MATTERS

Transactions in the Underlying Portfolios during the period ended June 30, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year are as follows:

                                                             Number of                                           Number of
                                                          shares held at   Shares purchased     Shares sold    shares held at
Security Description                                     December 31, 2007 during the period during the period June 30, 2008
--------------------                                     ----------------- ----------------- ----------------- --------------

Franklin Templeton Small Cap Growth Portfolio - Class A       754,737           195,611           (74,608)         875,740

Van Kampen Mid Cap Growth Portfolio - Class A                 998,179           134,539           (99,251)       1,033,467

                                                                           Net Realized Gain
                                                                               on Capital
                                                         Net Realized Loss Gain Distributions   Income earned
                                                          on Investments    from Affiliates    from Affiliate
Security Description                                     during the period during the period  during the period Ending Value
--------------------                                     ----------------- ------------------ ----------------- ------------

Franklin Templeton Small Cap Growth Portfolio - Class A      $(139,096)         $684,713          $     --      $ 7,294,915

Van Kampen Mid Cap Growth Portfolio - Class A                   (1,029)          837,104           140,890       10,003,957

10. SUBSEQUENT EVENTS

(a) Effective as of the close of business on August 7, 2008, the Adviser ceased to be the Strategic Growth Portfolio's adviser, and the Manager assumed responsibility for the day-to-day management of the Portfolio.

(b) On August 6, 2008, the following Portfolio reorganization was approved by the Board of Trustees of the Trust, subject to shareholder approval. The shareholders are scheduled to vote on the proposed reorganization at a meeting to be held on or about November 5, 2008. If approved by the Portfolio shareholders, the reorganization will occur on or about November 10, 2008. The proposed reorganization provides for the acquisition of all the assets of Strategic Growth Portfolio, a series of the Trust, in exchange for shares of MetLife Aggressive Strategy Portfolio, a series of the Trust.

11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
T. ROWE PRICE MID CAP GROWTH PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY T. ROWE PRICE ASSOCIATES, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the six month period ended June 30, 2008, the Portfolio had a return of (6.59)%, (6.66)%, and (6.52)% for Class A, B, and E Shares, respectively, versus (6.81)% for its benchmark, the Russell Midcap(R) Growth Index/1/.

PORTFOLIO REVIEW

The Portfolio performed in line with its Russell benchmark in the first half of 2008. Amid market turmoil, both took a significant loss. Broadly speaking, stock selection helped relative returns, while sector allocation was negative. Industrials and business services, health care, and information technology were positive contributors. Consumer discretionary, energy, and consumer staples detracted.

Industrials and business services was a positive contributor primarily due to stock selection. Important stocks here were Southwest Airlines, Quanta Services, and Roper Industries. We have a broad range of industrials holdings based partly on our past success in identifying capable, shareholder-friendly managements.

Stock selection in health care provided another boost to relative performance. Strong stock choices were found in several industries within the sector. Important holdings included Elan, Valeant Pharmaceuticals, Edwards Lifesciences, and Illumina. Our overweight position in biotechnology, the leading health care industry for the benchmark, was also productive.

Our stock choices in information technology also helped relative returns, though this benefit was partly offset by our overweight position. The semiconductor industry was a particular area of strength. Marvell Technology was a leading stock here, and avoiding programmable graphics processor company NVIDIA was also helpful. Our holdings in FLIR Systems were productive as well. We believe that the information technology sector is full of attractive investment opportunities and plan to continue seeking out high-quality stocks in this area.

Our stock holdings in consumer discretionary were the primary negative factor during the period. Problem stocks included Chipotle Mexican Grill, Harman International, and Expedia. Our focus in this sector is on companies that dominate a particular market, because we believe they are likely to be the first to turn the corner in a future economic recovery.

Energy also detracted, as our strong stock selection was more than offset by our underweight position in this high-performing sector. We remain optimistic about prospects in the energy sector, because we believe demand for energy far outstrips supply.

Stock selection within consumer staples proved detrimental as well. Our overweight to the foods and staples industry, which makes up the majority of our holdings in the sector, was a major factor here.

MARKET ENVIRONMENT/CONDITIONS

Two gauges of consumer confidence released during the final weeks of the second quarter indicated that Americans are more pessimistic than they have been in nearly three decades. Housing and energy were key factors here. Home prices in some major cities have retreated to 2004 levels, and oil prices had risen to well above $140 per barrel at the end of the month. Rising food prices, a poor employment outlook, and restricted access to credit have taken their toll as well.

In the first quarter of 2008, the Federal Reserve Board ("FED") worked decisively to stabilize financial markets and restore liquidity, combining sharp rate cuts with unprecedented actions such as engineering the buyout of Bear Stearns. After cutting rates again in April, the Fed has elected to hold them steady, and most observers agree that their next move will be to raise rates in order to fight inflation.

CURRENT OUTLOOK/STRATEGY

The past six months saw a continuation of the downturn that followed the end of the housing bubble. Energy remains by far the highest-performing market segment, due to soaring oil prices. All other index sectors were negative, however, reflecting credit market turmoil and weak consumer spending. Financials was the weakest market segment, as it continued to struggle in the wake of the subprime mortgage debacle. Consumer discretionary and health care also suffered. Within the mid-cap universe, growth stocks outperformed value stocks.

BRIAN W. H. BERGHUIS
Portfolio Manager
T. ROWE PRICE ASSOCIATES, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                 Percent of
                     Description                 Net Assets
                     --------------------------------------
                     Roper Industries, Inc.        2.04%
                     --------------------------------------
                     Smith International, Inc.     1.97%
                     --------------------------------------
                     FLIR Systems, Inc.            1.81%
                     --------------------------------------
                     AMETEK, Inc.                  1.70%
                     --------------------------------------
                     Elan Corp.Plc (ADR)           1.58%
                     --------------------------------------
                     Edwards Lifesciences Corp.    1.41%
                     --------------------------------------
                     EOG Resources, Inc.           1.32%
                     --------------------------------------
                     Western Union Co.             1.29%
                     --------------------------------------
                     Amazon.com, Inc.              1.27%
                     --------------------------------------
                     Rockwell Collins, Inc.        1.25%
                     --------------------------------------

--------
/1/ The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not include fees or expenses and is not available for direct investment.


--------------------------------------------------------------------------------
                                      1

--------------------------------------------------------------------------------
T. ROWE PRICE MID CAP GROWTH PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY T. ROWE PRICE ASSOCIATES, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                                    [CHART]

Consumer Discretionary            24.5%
Consumer Staples                  16.4%
Energy                            14.5%
Financials                        14.3%
Health Care                       11.3%
Industrials                        6.9%
Information Technology             6.1%
Materials                          3.5%
Telecommunication Services         1.3%
Utilities                          1.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
T. ROWE PRICE MID CAP GROWTH PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY T. ROWE PRICE ASSOCIATES, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


               T. ROWE PRICE MID CAP GROWTH PORTFOLIO MANAGED BY
     T. ROWE PRICE ASSOCIATES, INC. VS. RUSSELL MIDCAP(R) GROWTH INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                T. Rowe Price Mid           Russell Midcap/(R)/
              Cap Growth Portfolio          Growth Index/1/
              ---------------------        -----------------
 02/12/2001      $10,000                        $10,000
 12/31/2001        8,340                          8,238
 12/31/2002        4,668                          5,981
 12/31/2003        6,378                          8,535
 12/31/2004        7,515                          9,855
 12/31/2005        8,613                         11,047
 12/31/2006        9,145                         12,225
 12/31/2007       10,759                         13,623
 06/30/2008       10,042                         12,695



    --------------------------------------------------------------
                                Average Annual Return/2/
                             (for the period ended 6/30/08)
    --------------------------------------------------------------
                                                         Since
                        6 Months 1 year 3 Year 5 Year Inception/3/
    --------------------------------------------------------------
    T. Rowe Price
    Mid Cap Growth
    Portfolio--Class A   -6.59%  -4.45% 9.78%  13.26%    0.66%
--  Class B              -6.66%  -4.59% 9.51%  12.95%    0.05%
    Class E              -6.52%  -4.45% 9.61%  13.09%    4.77%
    --------------------------------------------------------------
    Russell Midcap(R)
- - Growth Index/1/      -6.81%  -6.42% 8.19%  12.32%    3.29%
    --------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 10/31/01. Index returns are based on an inception date of 2/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
T. ROWE PRICE MID CAP GROWTH PORTFOLIO       ------------- ------------- --------------
  Class A
  Actual                                       $1,000.00     $  934.10       $3.65
  Hypothetical (5% return before expenses)      1,000.00      1,021.08        3.82
-------------------------------------------  ------------- ------------- --------------
  Class B
  Actual                                       $1,000.00     $  933.40       $4.86
  Hypothetical (5% return before expenses)      1,000.00      1,019.84        5.07
-------------------------------------------  ------------- ------------- --------------
  Class E
  Actual                                       $1,000.00     $  934.80       $4.38
  Hypothetical (5% return before expenses)      1,000.00      1,020.34        4.57
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.76%, 1.01%, and 0.91% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMON STOCKS - 95.2%
    AEROSPACE & DEFENSE - 2.4%
    Alliant Techsystems, Inc.*(a)..................... 110,000 $  11,184,800
    Rockwell Collins, Inc............................. 259,300    12,436,028
                                                               -------------
                                                                  23,620,828
                                                               -------------
    AIR FREIGHT & LOGISTICS - 0.3%
    UTI Worldwide, Inc................................ 149,000     2,972,550
                                                               -------------
    AIRLINES - 1.0%
    Southwest Airlines Co............................. 736,000     9,597,440
                                                               -------------
    AUTO COMPONENTS - 1.0%
    WABCO Holdings, Inc............................... 221,000    10,267,660
                                                               -------------
    BIOTECHNOLOGY - 4.2%
    Alexion Pharmaceuticals, Inc.*(a).................  41,000     2,972,500
    Alkermes, Inc.*................................... 139,000     1,718,040
    Amylin Pharmaceuticals, Inc.*(a).................. 113,000     2,869,070
    BioMarin Pharmaceutical, Inc.*.................... 125,000     3,622,500
    Cephalon, Inc.*(a)................................ 174,000    11,604,060
    Gilead Sciences, Inc.*............................  13,000       688,350
    Human Genome Sciences, Inc.*(a)................... 300,000     1,563,000
    ImClone Systems, Inc.*(a).........................  56,000     2,265,760
    Medarex, Inc.*(a)................................. 117,000       773,370
    Myriad Genetics, Inc.*(a).........................  60,000     2,731,200
    OSI Pharmaceuticals, Inc.*(a).....................  70,000     2,892,400
    Theravance, Inc.*(a).............................. 120,000     1,424,400
    Vertex Pharmaceuticals, Inc.*(a).................. 197,000     6,593,590
                                                               -------------
                                                                  41,718,240
                                                               -------------
    CAPITAL MARKETS - 3.0%
    Affiliated Managers Group, Inc.*(a)...............  50,000     4,503,000
    Ameriprise Financial, Inc......................... 112,000     4,555,040
    Eaton Vance Corp.................................. 248,000     9,860,480
    Och-Ziff Capital Management Group LLC - Class A(a) 151,000     2,870,510
    Raymond James Financial, Inc.(a).................. 157,000     4,143,230
    TD Ameritrade Holding Corp.*...................... 207,000     3,744,630
                                                               -------------
                                                                  29,676,890
                                                               -------------
    CHEMICALS - 0.1%
    Intrepid Potash, Inc.*(a).........................  19,000     1,249,820
                                                               -------------
    COMMERCIAL BANKS - 0.2%
    SVB Financial Group*(a)...........................  35,000     1,683,850
                                                               -------------
    COMMERCIAL SERVICES & SUPPLIES - 1.9%
    Manpower, Inc..................................... 135,000     7,862,400
    Monster Worldwide, Inc.*(a)....................... 144,000     2,967,840
    Robert Half International, Inc.................... 320,000     7,670,400
                                                               -------------
                                                                  18,500,640
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 2.6%
    Ciena Corp.*(a)................................... 157,000     3,637,690
    Harris Corp.......................................  57,000     2,877,930
    JDS Uniphase Corp.*............................... 688,000     7,815,680

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMUNICATIONS EQUIPMENT - CONTINUED
    Juniper Networks, Inc.*........................... 507,000 $  11,245,260
                                                               -------------
                                                                  25,576,560
                                                               -------------
    COMPUTERS & PERIPHERALS - 0.8%
    Seagate Technology................................ 430,000     8,225,900
                                                               -------------
    CONSTRUCTION & ENGINEERING - 1.2%
    Quanta Services, Inc.*(a)......................... 352,000    11,711,040
                                                               -------------
    DISTRIBUTORS - 0.2%
    LKQ Corp.*........................................ 107,000     1,933,490
                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES - 0.5%
    Interactive Brokers Group, Inc. - Class A*(a)..... 157,000     5,044,410
                                                               -------------
    ELECTRICAL EQUIPMENT - 4.0%
    AMETEK, Inc....................................... 357,000    16,857,540
    Roper Industries, Inc............................. 307,000    20,225,160
    Sunpower Corp. - Class A*(a)......................  30,000     2,159,400
                                                               -------------
                                                                  39,242,100
                                                               -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
    Dolby Laboratories, Inc.*......................... 183,000     7,374,900
    FLIR Systems, Inc.*(a)............................ 443,000    17,972,510
                                                               -------------
                                                                  25,347,410
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 5.4%
    BJ Services Co.................................... 387,000    12,360,780
    Cameron International Corp.*......................  47,000     2,601,450
    FMC Technologies, Inc.*...........................  78,000     6,000,540
    IHS, Inc. - Class A*..............................  73,000     5,080,800
    Smith International, Inc.......................... 235,000    19,537,900
    TETRA Technologies, Inc.*(a)...................... 172,000     4,078,120
    Trican Well Service, Ltd.......................... 142,700     3,551,215
                                                               -------------
                                                                  53,210,805
                                                               -------------
    FOOD & STAPLES RETAILING - 1.3%
    Shoppers Drug Mart Corp........................... 110,000     6,035,341
    Whole Foods Market, Inc.(a)....................... 303,000     7,178,070
                                                               -------------
                                                                  13,213,411
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
    C.R. Bard, Inc....................................  77,000     6,772,150
    DENTSPLY International, Inc.......................  94,000     3,459,200
    Edwards Lifesciences Corp.*....................... 225,000    13,959,000
    Gen-Probe, Inc.*..................................  66,000     3,133,680
    ResMed, Inc.*(a)..................................  63,000     2,251,620
                                                               -------------
                                                                  29,575,650
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 2.6%
    Community Health Systems, Inc.*(a)................  93,000     3,067,140
    Coventry Health Care, Inc.*....................... 103,000     3,133,260
    Health Net, Inc.*................................. 119,000     2,863,140
    Henry Schein, Inc.*............................... 186,000     9,592,020
    Humana, Inc.*.....................................  92,000     3,658,840

                       See notes to financial statements

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    HEALTH CARE PROVIDERS & SERVICES - CONTINUED
    Laboratory Corporation of America Holdings*.......  47,000 $   3,272,610
                                                               -------------
                                                                  25,587,010
                                                               -------------
    HEALTH CARE TECHNOLOGY - 0.6%
    Cerner Corp.*(a).................................. 135,000     6,099,300
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 3.6%
    Cheesecake Factory, Inc. (The)*(a)................ 169,000     2,688,790
    Chipotle Mexican Grill, Inc.*(a)..................  92,000     6,933,120
    Gaylord Entertainment Co.*(a)..................... 155,000     3,713,800
    International Game Technology..................... 260,000     6,494,800
    Marriott International, Inc. - Class A............ 313,000     8,213,120
    P.F. Chang's China Bistro, Inc.*(a)...............  45,000     1,005,300
    Panera Bread Co.*(a)..............................  29,000     1,341,540
    Pinnacle Entertainment, Inc.*(a).................. 135,000     1,416,150
    Tim Hortons, Inc.(a).............................. 145,000     4,160,050
                                                               -------------
                                                                  35,966,670
                                                               -------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.2%
    AES Corp.*........................................ 125,000     2,401,250
    Dynegy, Inc. - Class A*........................... 730,000     6,241,500
    Reliant Energy, Inc.*............................. 154,000     3,275,580
                                                               -------------
                                                                  11,918,330
                                                               -------------
    INSURANCE - 2.0%
    Assurant, Inc.....................................  94,000     6,200,240
    Axis Capital Holdings, Ltd........................ 220,000     6,558,200
    Philadelphia Consolidated Holding Corp.*.......... 119,000     4,042,430
    Principal Financial Group, Inc....................  85,000     3,567,450
                                                               -------------
                                                                  20,368,320
                                                               -------------
    INTERNET & CATALOG RETAIL - 2.0%
    Amazon.com, Inc.*................................. 172,000    12,612,760
    Expedia, Inc.*.................................... 371,000     6,818,980
                                                               -------------
                                                                  19,431,740
                                                               -------------
    INTERNET SOFTWARE & SERVICES - 1.0%
    VeriSign, Inc.*(a)................................ 266,000    10,054,800
                                                               -------------
    IT SERVICES - 6.4%
    DST Systems, Inc.*(a)............................. 185,000    10,184,250
    Fiserv, Inc.*..................................... 188,000     8,529,560
    Global Payments, Inc.............................. 266,000    12,395,600
    Iron Mountain, Inc.*.............................. 284,000     7,540,200
    SAIC, Inc.*(a).................................... 581,000    12,090,610
    Western Union Co.................................. 516,000    12,755,520
                                                               -------------
                                                                  63,495,740
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 3.2%
    Applied Biosystems, Inc...........................  75,000     2,511,000
    Illumina, Inc.*(a)................................  92,000     8,014,120
    Millipore Corp.*.................................. 110,000     7,464,600
    Qiagen N.V.*...................................... 297,000     5,978,610

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    LIFE SCIENCES TOOLS & SERVICES - CONTINUED
    Waters Corp.*..................................... 122,000 $   7,869,000
                                                               -------------
                                                                  31,837,330
                                                               -------------
    MACHINERY - 2.8%
    Danaher Corp......................................  56,000     4,328,800
    Harsco Corp.......................................  39,300     2,138,313
    IDEX Corp......................................... 263,000     9,688,920
    ITT Corp.......................................... 136,000     8,612,880
    Oshkosh Truck Corp................................ 139,000     2,875,910
                                                               -------------
                                                                  27,644,823
                                                               -------------
    MEDIA - 3.8%
    Cablevision Systems Corp. - Class A*(a)........... 266,000     6,011,600
    Clear Channel Outdoor Holdings, Inc.*(a).......... 288,000     5,135,040
    Discovery Holding Co. - Class A*.................. 371,000     8,147,160
    Dreamworks Animation SKG, Inc. - Class A*......... 121,000     3,607,010
    Lamar Advertising Co. - Class A*(a)............... 326,000    11,745,780
    XM Satellite Radio Holdings, Inc. - Class A*(a)... 438,000     3,433,920
                                                               -------------
                                                                  38,080,510
                                                               -------------
    METALS & MINING - 1.8%
    Agnico-Eagle Mines, Ltd........................... 150,000    11,155,500
    Teck Cominco, Ltd. - Class B...................... 144,000     6,904,800
                                                               -------------
                                                                  18,060,300
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 5.9%
    CNX Gas Corp.*.................................... 219,000     9,206,760
    CONSOL Energy, Inc................................  94,000    10,562,780
    EOG Resources, Inc................................ 100,000    13,120,000
    Murphy Oil Corp................................... 119,000    11,667,950
    Peabody Energy Corp...............................  60,000     5,283,000
    SandRidge Energy, Inc.*...........................  44,000     2,841,520
    XTO Energy, Inc...................................  88,000     6,028,880
                                                               -------------
                                                                  58,710,890
                                                               -------------
    PHARMACEUTICALS - 2.8%
    Elan Corp. Plc (ADR)*............................. 441,000    15,677,550
    Sepracor, Inc.*(a)................................ 100,000     1,992,000
    Valeant Pharmaceuticals International*(a)......... 333,000     5,697,630
    Warner Chilcott, Ltd.*............................ 268,000     4,542,600
                                                               -------------
                                                                  27,909,780
                                                               -------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
    St. Joe Co. (The)(a).............................. 115,000     3,946,800
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
    Altera Corp....................................... 451,000     9,335,700
    Cree, Inc.*(a)....................................  91,000     2,075,710
    Intersil Corp. - Class A.......................... 244,000     5,934,080
    Marvell Technology Group, Ltd.*................... 641,000    11,320,060
    Microchip Technology, Inc.(a)..................... 232,000     7,085,280
    ON Semiconductor Corp.*(a)........................ 684,000     6,272,280

                       See notes to financial statements

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
    PMC-Sierra, Inc.*(a).............................. 691,000 $   5,286,150
    Teradyne, Inc.*................................... 389,000     4,306,230
    Varian Semiconductor Equipment Associates,
      Inc.*(a)........................................ 137,000     4,770,340
    Xilinx, Inc....................................... 381,000     9,620,250
                                                               -------------
                                                                  66,006,080
                                                               -------------
    SOFTWARE - 4.6%
    Amdocs, Ltd.*..................................... 306,000     9,002,520
    Autodesk, Inc.*................................... 192,000     6,491,520
    FactSet Research Systems, Inc.(a).................  45,000     2,536,200
    Jack Henry & Associates, Inc.(a).................. 190,000     4,111,600
    McAfee, Inc.*..................................... 221,000     7,520,630
    MICROS Systems, Inc.*............................. 188,000     5,732,120
    Red Hat, Inc.*(a)................................. 329,000     6,807,010
    Salesforce.com, Inc.*.............................  46,000     3,138,580
                                                               -------------
                                                                  45,340,180
                                                               -------------
    SPECIALTY RETAIL - 3.6%
    Bed Bath & Beyond, Inc.*(a)....................... 287,000     8,064,700
    Best Buy Co., Inc.(a).............................  94,000     3,722,400
    CarMax, Inc.*(a).................................. 420,000     5,959,800
    J. Crew Group, Inc.*(a)........................... 141,000     4,654,410
    O' Reilly Automotive, Inc.*(a).................... 243,000     5,431,050
    PetSmart, Inc.(a)................................. 329,000     6,563,550
    Williams-Sonoma, Inc.(a)..........................  82,000     1,626,880
                                                               -------------
                                                                  36,022,790
                                                               -------------
    TRADING COMPANIES & DISTRIBUTORS - 1.1%
    Fastenal Co.(a)................................... 140,000     6,042,400
    MSC Industrial Direct Co., Inc. - Class A......... 106,000     4,675,660
                                                               -------------
                                                                  10,718,060
                                                               -------------

    WIRELESS TELECOMMUNICATION SERVICES - 3.5%
    American Tower Corp. - Class A*................... 243,000    10,266,750
    Crown Castle International Corp.*................. 292,000    11,309,160
    Leap Wireless International, Inc.*(a)............. 168,000     7,252,560
    Metropcs Communications, Inc.*(a)................. 240,000     4,250,400
    Rogers Communications, Inc. - Class B.............  47,000     1,817,020
                                                               -------------
                                                                  34,895,890
                                                               -------------
    Total Common Stocks (Cost $848,787,468)                      944,464,037
                                                               -------------

-------------------------------------------------------------------------------
                                                       PAR          VALUE
SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 29.3%
State Street Navigator Securities Lending Prime
  Portfolio(b).................................... $241,974,492 $  241,974,492
T. Rowe Price Government Reserve Investment Fund**   48,971,395     48,971,395
                                                                --------------
Total Short-Term Investments (Cost $290,945,887)                   290,945,887
                                                                --------------

TOTAL INVESTMENTS - 124.5% (Cost $1,139,733,355)                 1,235,409,924

Other Assets and Liabilities (net) - (24.5)%                      (242,848,974)
                                                                --------------

TOTAL NET ASSETS - 100.0%                                       $  992,560,950
                                                                ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
** Affiliated Issuer
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $993,435,432               $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS              0                0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0                0
  ----------------------------------------------------------------------------
  TOTAL                                          $993,435,432               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

T. ROWE PRICE MID CAP GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $  993,435,432
   Collateral for securities on loan                                          241,974,492
   Receivable for investments sold                                              3,782,141
   Receivable for Trust shares sold                                               782,240
   Dividends receivable                                                           313,144
   Interest receivable                                                             79,198
                                                                           --------------
       Total assets                                                         1,240,366,647
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                    3,747,765
       Trust shares redeemed                                                    1,128,433
       Distribution and services fees--Class B                                    101,915
       Distribution and services fees--Class E                                      4,007
       Collateral for securities on loan                                      241,974,492
       Management fee (Note 3)                                                    620,654
       Administration fee                                                           5,201
       Custodian and accounting fees                                               86,503
   Accrued expenses                                                               136,727
                                                                           --------------
       Total liabilities                                                      247,805,697
                                                                           --------------
NET ASSETS                                                                 $  992,560,950
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $  869,882,529
   Accumulated net realized gain                                               27,571,544
   Unrealized appreciation on investments and foreign currency                 95,676,460
   Distribution in excess of net investment income                               (569,583)
                                                                           --------------
       Total                                                               $  992,560,950
                                                                           ==============
NET ASSETS
   Class A                                                                 $  483,249,693
                                                                           ==============
   Class B                                                                    478,223,500
                                                                           ==============
   Class E                                                                     31,087,757
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     58,904,433
                                                                           ==============
   Class B                                                                     59,474,771
                                                                           ==============
   Class E                                                                      3,834,036
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $         8.20
                                                                           ==============
   Class B                                                                           8.04
                                                                           ==============
   Class E                                                                           8.11
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost, excluding Securities Lending                        $  897,758,863

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

T. ROWE PRICE MID CAP GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  2,343,974
   Interest (2)                                                              1,018,684
   Income earned from affiliated transactions                                  507,808
                                                                          ------------
       Total investment income                                               3,870,466
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   3,761,779
   Administration fees                                                          31,752
   Custodian and accounting fees                                                20,445
   Distribution and services fees--Class B                                     594,126
   Distribution and services fees--Class E                                      24,041
   Audit                                                                        18,719
   Legal                                                                        11,201
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        60,268
   Insurance                                                                     5,259
   Other                                                                         7,464
                                                                          ------------
       Total expenses                                                        4,543,011
       Less expenses reimbursed by the Manager                                 (86,308)
       Less broker commission recapture                                        (16,696)
                                                                          ------------
   Net expenses                                                              4,440,007
                                                                          ------------
   Net investment loss                                                        (569,541)
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                          27,631,319
       Foreign currency                                                        (11,673)
                                                                          ------------
   Net realized gain on investments and foreign currency                    27,619,646
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (97,914,533)
       Foreign currency                                                         (1,589)
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (97,916,122)
                                                                          ------------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (70,296,476)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(70,866,017)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     30,249
(2)Interest income includes securities lending income of:                    1,018,644

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

T. ROWE PRICE MID CAP GROWTH PORTFOLIO
                                                                          Period Ended             Year Ended
                                                                          June 30, 2008           December 31,
                                                                           (Unaudited)                2007
                                                                         ---------------         --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income (loss)                                          $      (569,541)        $      334,889
   Net realized gain on investments and foreign currency                      27,619,646            110,451,542
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                      (97,916,122)            38,665,616
                                                                         ---------------         --------------
   Net increase (decrease) in net assets resulting from operations           (70,866,017)           149,452,047
                                                                         ---------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                    (315,421)            (1,028,494)
     Class B                                                                          --                 (4,747)
     Class E                                                                          --                (23,661)
   From net realized gains
     Class A                                                                 (55,433,840)           (19,616,047)
     Class B                                                                 (51,894,039)           (21,687,725)
     Class E                                                                  (3,374,259)            (1,207,133)
                                                                         ---------------         --------------
   Net decrease in net assets resulting from distributions                  (111,017,559)           (43,567,807)
                                                                         ---------------         --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                  52,962,654            143,192,427
     Class B                                                                  50,544,187            145,815,714
     Class E                                                                   3,775,783             17,202,309
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                  55,749,261             20,644,541
     Class B                                                                  51,894,039             21,692,472
     Class E                                                                   3,374,259              1,230,794
   Cost of shares repurchased
     Class A                                                                 (61,418,462)           (75,726,269)
     Class B                                                                 (59,631,441)          (151,783,256)
     Class E                                                                  (7,364,606)            (8,981,734)
                                                                         ---------------         --------------
   Net increase in net assets from capital share transactions                 89,885,674            113,286,998
                                                                         ---------------         --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (91,997,902)           219,171,238
   Net assets at beginning of period                                       1,084,558,852            865,387,614
                                                                         ---------------         --------------
   Net assets at end of period                                           $   992,560,950         $1,084,558,852
                                                                         ===============         ==============
   Net assets at end of period includes undistributed (distributions
       in excess of) net investment income                               $      (569,583)        $      315,379
                                                                         ===============         ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                              CLASS A
T. ROWE PRICE MID CAP GROWTH PORTFOLIO                            ----------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008  -------------------------------------------
                                                                   (UNAUDITED)    2007    2006     2005      2004        2003
                                                                  -------------- ------  ------  ------   ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD.............................     $ 9.83     $ 8.76  $ 8.49  $ 7.55   $ 6.39      $ 4.66
                                                                      ------     ------  ------  ------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)..................................       0.00 +     0.02    0.03   (0.01)   (0.03)      (0.02)
Net Realized/Unrealized Gain (Loss) on Investments...............      (0.63)      1.50    0.53    1.13     1.19        1.75
                                                                      ------     ------  ------  ------   ------      ------
Total from Investment Operations.................................      (0.63)      1.52    0.56    1.12     1.16        1.73
                                                                      ------     ------  ------  ------   ------      ------
LESS DISTRIBUTIONS:
Dividends from Net Investment Income.............................      (0.01)     (0.02)     --      --       --          --
Distributions from Net Realized Capital Gains....................      (0.99)     (0.43)  (0.29)  (0.18)      --          --
                                                                      ------     ------  ------  ------   ------      ------
Total Distributions..............................................      (1.00)     (0.45)  (0.29)  (0.18)      --          --
                                                                      ------     ------  ------  ------   ------      ------
NET ASSET VALUE, END OF PERIOD...................................     $ 8.20     $ 9.83  $ 8.76  $ 8.49   $ 7.55      $ 6.39
                                                                      ======     ======  ======  ======   ======      ======
TOTAL RETURN                                                           (6.59)%    17.85%   6.56%  14.87 %  18.15 %     37.12 %
Ratio of Expenses to Average Net Assets After Reimbursement**....       0.76 %*    0.78%   0.81%   0.80 %   0.90 %      0.91 %
Ratio of Expenses to Average Net Assets After Broker Rebates**...        N/A *      N/A     N/A     N/A      N/A        0.83 %
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................       0.77 %*    0.80%   0.81%   0.81 %   0.83 %(b)   0.92 %(b)
Ratio of Net Investment Income (Loss) to Average Net Assets......       0.01 %*    0.16%   0.32%  (0.08)%  (0.41)%     (0.37)%
Portfolio Turnover Rate..........................................       18.3 %     35.5%   33.7%   23.0 %   51.7 %      56.5 %
Net Assets, End of Period (in millions)..........................     $483.2     $524.2  $386.8  $258.6   $145.7      $ 34.8

*  Annualized
** Prior to 5/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                               CLASS B
T. ROWE PRICE MID CAP GROWTH PORTFOLIO             -----------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  --------------------------------------------
                                                    (UNAUDITED)     2007    2006     2005      2004        2003
                                                   -------------- ------   ------  ------   ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 9.66     $ 8.62   $ 8.38  $ 7.47   $ 6.34      $ 4.64
                                                       ------     ------   ------  ------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)...................      (0.01)     (0.01)    0.01   (0.03)   (0.05)      (0.04)
Net Realized/Unrealized Gain (Loss) on Investments      (0.62)      1.48     0.52    1.12     1.18        1.74
                                                       ------     ------   ------  ------   ------      ------
Total from Investment Operations..................      (0.63)      1.47     0.53    1.09     1.13        1.70
                                                       ------     ------   ------  ------   ------      ------
LESS DISTRIBUTIONS:
Dividends from Net Investment Income..............         --      (0.00)+     --      --       --          --
Distributions from Net Realized Capital Gains.....      (0.99)     (0.43)   (0.29)  (0.18)      --          --
                                                       ------     ------   ------  ------   ------      ------
Total Distributions...............................      (0.99)     (0.43)   (0.29)  (0.18)      --          --
                                                       ------     ------   ------  ------   ------      ------
NET ASSET VALUE, END OF PERIOD....................     $ 8.04     $ 9.66   $ 8.62  $ 8.38   $ 7.47      $ 6.34
                                                       ======     ======   ======  ======   ======      ======
TOTAL RETURN                                            (6.66)%    17.64 %   6.16%  14.63 %  17.82 %     36.64 %
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       1.01 %*    1.03 %   1.05%   1.05 %   1.16 %      1.18 %
Ratio of Expenses to Average Net Assets After
  Broker Rebates**................................        N/A *      N/A      N/A     N/A      N/A        1.12 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       1.02 %*    1.05 %   1.06%   1.06 %   1.07 %(b)   1.16 %(b)
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................      (0.24)%*   (0.08)%   0.12%  (0.34)%  (0.69)%     (0.64)%
Portfolio Turnover Rate...........................       18.3 %     35.5 %   33.7%   23.0 %   51.7 %      56.5 %
Net Assets, End of Period (in millions)...........     $478.2     $523.0   $453.6  $422.6   $345.0      $307.7

*  Annualized
** Prior to 5/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+  Rounds to less than $0.005 per share.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                                CLASS E
T. ROWE PRICE MID CAP GROWTH PORTFOLIO             ------------------------------------------------------------
                                                   FOR THE PERIOD
                                                       ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2008  ---------------------------------------------
                                                    (UNAUDITED)     2007     2006     2005      2004        2003
                                                   -------------- ------    ------  ------   ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 9.72     $ 8.67    $ 8.42  $ 7.50   $ 6.36      $ 4.65
                                                      -------     ------    ------  ------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)...................      (0.01)      0.00 +    0.02   (0.02)   (0.04)      (0.03)
Net Realized/Unrealized Gain (Loss) on Investments      (0.61)      1.49      0.52    1.12     1.18        1.74
                                                      -------     ------    ------  ------   ------      ------
Total from Investment Operations..................      (0.62)      1.49      0.54    1.10     1.14        1.71
                                                      -------     ------    ------  ------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............         --      (0.01)       --      --       --          --
Distributions from Net Realized Capital Gains.....      (0.99)     (0.43)    (0.29)  (0.18)      --          --
                                                      -------     ------    ------  ------   ------      ------
Total Distributions...............................      (0.99)     (0.44)    (0.29)  (0.18)      --          --
                                                      -------     ------    ------  ------   ------      ------
NET ASSET VALUE, END OF PERIOD....................     $ 8.11     $ 9.72    $ 8.67  $ 8.42   $ 7.50      $ 6.36
                                                      =======     ======    ======  ======   ======      ======
TOTAL RETURN                                            (6.52)%    17.62%     6.38%  14.70 %  17.92 %     36.77 %
Ratio of Expenses to Average Net Assets After
  Reimbursement**.................................       0.91 %*    0.93%     0.95%   0.95 %   1.05 %      1.08 %
Ratio of Expenses to Average Net Assets After             N/A*
  Broker Rebates**................................                   N/A       N/A     N/A      N/A        1.01 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................       0.92 %*    0.95%     0.96%   0.96 %   0.97 %(b)   1.06 %(b)
Ratio of Net Investment Income (Loss) to Average        (0.14)%*
  Net Assets......................................                  0.00%++   0.22%  (0.24)%  (0.57)%     (0.54)%
Portfolio Turnover Rate...........................       18.3 %     35.5%     33.7%   23.0 %   51.7 %      56.5 %
Net Assets, End of Period (in millions)...........    $  31.1     $ 37.3    $ 25.0  $ 25.4   $ 21.5      $ 10.8

*  Annualized
+  Rounds to less than $0.005 per share
++ Rounds to less than 0.005%
** Prior to 5/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is T. Rowe Price Mid Cap Growth Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A, B and E Shares are offered by the Portfolio. Class C Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with T. Rowe Price Associates, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008      % per annum  Average Daily Net Assets
          --------------------  -----------  ------------------------

              $3,761,779          0.75%                All

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.90%                 1.15%                 1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

Effective February 17, 2005, the Adviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Adviser for the Trust and Metropolitan Series Fund, Inc. ("MSF") in the aggregate exceed $750,000,000, (ii) the Adviser subadvises three or more portfolios of the Trust and MSF in the aggregate and (iii) at least one of those portfolios is a large cap domestic equity portfolio. The Manager has voluntarily agreed to reduce its advisory fee for T. Rowe Price Mid Cap Growth Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver.

The waiver schedule for the period January 1 through June 30, 2008 was:

               Percentage Fee Waiver       Combined Assets
               ---------------------  --------------------------

                      0.0%            First $750,000,000

                      5.0%            Next $750,000,000

                      7.5%            Next $1,500,000,000

                      10.0%           Excess over $3,000,000,000

The amount waived for the period ended June 30, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  53,350,236  5,969,356   6,716,779    (7,131,938)  5,554,197   58,904,433
 12/31/2007  44,154,207 14,944,378   2,271,127    (8,019,476)  9,196,029   53,350,236

 Class B

 06/30/2008  54,163,938  5,827,897   6,375,189    (6,892,253)  5,310,833   59,474,771
 12/31/2007  52,647,327 15,354,750   2,423,740   (16,261,879)  1,516,611   54,163,938

 Class E

 06/30/2008   3,837,273    433,671     410,994      (847,902)     (3,237)   3,834,036
 12/31/2007   2,883,542  1,775,007     136,603      (957,879)    953,731    3,837,273

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $177,513,631        $--        $192,409,949

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Appreciation
           -------------- ------------ -------------- --------------

           $1,139,733,355 $178,461,779  $(82,785,210)  $95,676,569

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $247,360,651 $241,974,492 $11,650,853 $253,625,345

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

        Ordinary Income    Long-Term Capital Gain           Total
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
     ---------- ---------- ----------- ----------- ----------- -----------

     $5,276,388 $2,981,342 $38,291,419 $22,828,630 $43,567,807 $25,809,972

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $19,898,632   $91,118,701  $193,544,664        $--         $304,561,997

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. AFFILIATED ISSUER

At the end of the period, the Portfolio was the owner of record of 5% or more of the total outstanding voting shares of the following Investment Company:

                                                 Number of                                           Number of
                                              shares held at   Shares purchased     Shares sold    shares held at
Security Description                         December 31, 2007 during the period during the period June 30, 2008
--------------------                         ----------------- ----------------- ----------------- --------------

T. Rowe Price Government Reserve Investment
  Fund                                          61,197,998        84,851,250        (97,077,853)     48,971,395

                                              Income earned from
                                             affiliates during the
Security Description                                period
--------------------                         ---------------------

T. Rowe Price Government Reserve Investment
  Fund                                             $507,808

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



11. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY THIRD AVENUE MANAGEMENT LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the six month period ended June 30, 2008, the Portfolio had a return of 0.31% and 0.17% for Class A and B Shares, respectively, versus a decline of (9.84)% for its benchmark, the Russell 2000(R) Value Index./1/

PORTFOLIO REVIEW

The portfolio benefited from strong performance in its energy holdings, on the heels of robust oil & gas markets, with Cimarex, Pioneer Drilling Co. and St. Mary Land & Exploration Co. as the top contributors during the six month period. While we continue to like these companies' asset qualities and feel comfortable with managements' strategies in this environment, we have been taking advantage of the strength in energy to trim some of the Portfolio's holdings in this area.

On the downside, the Portfolio was negatively impacted by the ongoing credit and housing crisis in the U.S., which has weighed on financials and housing-related names. The most notable detractor during the first half of the year was financial guarantor MBIA, owing to weak first quarter results, including $1.1 billion in credit impairments, and subsequent downgrades by S&P and Moody's. While we were disappointed with these events, we believe that the stock price weakness has been more dramatic than what the underlying business operations would suggest. Although we expect that there will be additional impairments in upcoming quarters, we believe there is still a huge margin of safety at current prices. Importantly, we do not believe that liquidity is a concern, as the company has $1.5 billion of cash at the holding company compared to $115 million in annual expenses.

MARKET ENVIRONMENT/CONDITIONS

The past several months, most notably June, have been a very difficult time for equity investors, and Third Avenue is no exception. Markets, both domestic and foreign, have fallen sharply, as have many industries, almost without exception. While the confluence of events that has brought markets into bear territory can not be disputed, we at Third Avenue endeavor to seek opportunities in what seems, in many cases, to be unwarranted pessimism. As in times past, volatile markets present excellent buying opportunities for fundamental investors focused on the long term, enabling us to take advantage of market dislocations and plant seeds for future growth.

CURRENT OUTLOOK/STRATEGY

The Portfolio remains well-positioned for the long run. While market events related to credit and housing may continue to impact performance on a short-term basis, we reiterate that we are enthused about the long-term prospects of our holdings. We emphasize that, particularly in turbulent markets, it is critical to adhere to one's investment discipline, and not attempt to chase fleeting returns or time the market. As fundamental value investors focused on balance sheet strength and discounts to intrinsic value with a long history of success in varying market environments, we at Third Avenue are taking advantage of the abundance of opportunities we see in the markets today, opportunities that exist in some cases solely due to other investors' irrational panic, having nothing to do with company fundamentals.

IAN LAPEY, Co-Portfolio Manager
CURTIS JENSEN, Co-Portfolio Manager, Chief Investment Officer
THIRD AVENUE MANAGEMENT LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                          Percent of
            Description                                   Net Assets
            --------------------------------------------------------
            Climarex Energy Co.                             4.66%
            --------------------------------------------------------
            Bronco Drilling Co., Inc.                       3.76%
            --------------------------------------------------------
            Pioneer Drilling Co.                            3.46%
            --------------------------------------------------------
            St. Mary Land & Exploration Co.                 3.22%
            --------------------------------------------------------
            Brookfield Assets Management, Inc. - Class A    2.55%
            --------------------------------------------------------
            K-Swiss, Inc - Class A                          2.48%
            --------------------------------------------------------
            Westlake Chemicals Corp.                        2.41%
            --------------------------------------------------------
            Sycamore Networks, Inc.                         2.19%
            --------------------------------------------------------
            Lexmark International, Inc. - Class A*          2.15%
            --------------------------------------------------------
            Tellabs, Inc.*                                  2.14%
            --------------------------------------------------------

--------
/1/ The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY THIRD AVENUE MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

               [CHART]


Financials                      19.7%
Energy                          19.0%
Cyclical                        18.4%
Industrials                     15.9%
Basic Materials                  9.8%
Communications                   6.0%
Technology                       6.0%
Non-Cyclical                     5.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE PORTFOLIO             FOR THE PERIOD ENDED 6/30/08
MANAGED BY THIRD AVENUE MANAGEMENT LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

 THIRD AVENUE SMALL CAP VALUE PORTFOLIO MANAGED BY THIRD AVENUE MANAGEMENT LLC VS. RUSSELL 2000(R) VALUE INDEX/1/ AND DOW JONES WILSHIRE SMALL-CAP INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                                                                 Dow Jones
                 Third Avenue Small     Russell 2000/(R)/         Wilshire
                 Cap Value Portfolio     Value Index/1/       Small-Cap Index
                 -------------------    -----------------    -----------------
    05/01/2002      $ 10,000               $ 10,000               $ 10,000
    12/31/2002         8,322                  7,808                  7,906
    12/31/2003        11,777                 11,403                 11,782
    12/31/2004        14,933                 13,940                 14,074
    12/31/2005        17,295                 14,595                 15,111
    12/31/2006        19,609                 18,024                 17,677
    12/31/2007        19,062                 16,261                 18,013
    06/30/2008        19,121                 14,661                 19,698




    ------------------------------------------------------------------
                                    Average Annual Return/3/
                                 (for the period ended 6/30/08)
    ------------------------------------------------------------------
                                                             Since
                           6 Months 1 Year  3 Year 5 Year Inception/4/
    ------------------------------------------------------------------
    Third Avenue Small
    Cap Value
--  Portfolio--Class A       0.31%   -8.78% 6.55%  15.00%   11.09%
    Class B                  0.17%   -9.05% 6.28%  14.72%   10.84%
    ------------------------------------------------------------------
    Russell 2000(R) Value
- - Index/1/                -9.84%  -21.63% 1.39%  10.02%    6.40%
    ------------------------------------------------------------------
    Dow Jones Wilshire
--  Small-Cap Index         -9.35%  -15.83% 4.94%  11.61%    8.28%
    ------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/2/The Dow Jones Wilshire Small-Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small-cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Index includes the components ranked 751 to 2,500 by full market capitalization. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A and Class B shares is 5/1/02. Index returns are based on an inception date of 5/1/02.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
THIRD AVENUE SMALL CAP VALUE PORTFOLIO       ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $1,003.10       $3.74
  Hypothetical (5% return before expenses)      1,000.00      1,021.13        3.77
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $1,001.70       $4.98
  Hypothetical (5% return before expenses)      1,000.00      1,019.89        5.02
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75% and 1.00% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------
                                                                    VALUE
SECURITY DESCRIPTION                                  SHARES       (NOTE 2)
-------------------------------------------------------------------------------

COMMON STOCKS - 92.6%
AEROSPACE & DEFENSE - 1.0%
Herley Industries, Inc.*..........................    1,265,556 $    16,806,584
                                                                ---------------
AUTO COMPONENTS - 2.0%
Superior Industries International, Inc.(a)........    2,071,422      34,965,603
                                                                ---------------
AUTOMOBILES - 0.2%
Coachmen Industries, Inc.*(a).....................    1,709,004       3,623,088
                                                                ---------------
BEVERAGES - 1.4%
Sapporo Holdings, Ltd.............................    3,567,800      24,928,863
                                                                ---------------
BUILDING PRODUCTS - 2.5%
Insteel Industries, Inc.(a).......................      974,981      17,851,902
USG Corp.*(a).....................................      849,375      25,116,019
                                                                ---------------
                                                                     42,967,921
                                                                ---------------
CAPITAL MARKETS - 0.9%
Ichiyoshi Securities Co., Ltd.....................      481,600       4,404,069
Westwood Holdings Group, Inc.(a)..................      278,425      11,081,315
                                                                ---------------
                                                                     15,485,384
                                                                ---------------
CHEMICALS - 4.5%
Lanxess AG........................................      865,297      35,456,297
Westlake Chemical Corp.(a)........................    2,805,463      41,689,180
                                                                ---------------
                                                                     77,145,477
                                                                ---------------
COMMUNICATIONS EQUIPMENT - 5.6%
Bel Fuse, Inc. - Class A(a).......................       91,971       2,575,188
Bel Fuse, Inc. - Class B(a).......................      309,415       7,645,644
CommScope, Inc.*..................................      220,262      11,623,226
Sycamore Networks, Inc.*(a).......................   11,740,190      37,803,412
Tellabs, Inc.*(a).................................    7,966,951      37,046,322
                                                                ---------------
                                                                     96,693,792
                                                                ---------------
COMPUTERS & PERIPHERALS - 3.3%
Electronics for Imaging, Inc.*....................    1,418,311      20,707,340
Lexmark International, Inc. - Class A*............    1,114,655      37,262,917
                                                                ---------------
                                                                     57,970,257
                                                                ---------------
DISTRIBUTORS - 0.3%
Handleman Co.*(a).................................    2,724,043       4,903,277
                                                                ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
CIT Group, Inc.(a)................................    1,095,000       7,456,950
Leucadia National Corp.(a)........................      204,337       9,591,579
                                                                ---------------
                                                                     17,048,529
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
IDT Corp. - Class B*(a)...........................    1,227,800       2,087,260
                                                                ---------------
ELECTRICAL EQUIPMENT & SERVICES - 2.1%
Encore Wire Corp.(a)..............................    1,697,003      35,959,494
                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.6%
AVX Corp.(a)......................................    1,539,399      17,410,603
Coherent, Inc.*(a)................................      391,853      11,712,486
Electro Scientific Industries, Inc.*..............    1,080,776      15,314,596

-------------------------------------------------------------------------------
                                                                    VALUE
SECURITY DESCRIPTION                                  SHARES       (NOTE 2)
-------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
GSI Group, Inc.*..................................    1,503,449 $    11,666,764
Ingram Micro, Inc. - Class A*.....................      615,450      10,924,238
Park Electrochemical Corp.........................      520,359      12,649,927
                                                                ---------------
                                                                     79,678,614
                                                                ---------------
ENERGY EQUIPMENT & SERVICES - 10.2%
Bristow Group, Inc.*(a)                                 446,442      22,094,415
Bronco Drilling Co., Inc.*                            3,535,538      64,983,188
Pioneer Drilling Co.*(a)                              3,177,045      59,760,216
Tidewater, Inc.(a)                                      461,065      29,983,057
                                                                ---------------
                                                                    176,820,876
                                                                ---------------
FOOD & STAPLES RETAILING - 1.5%
Circle K Sunkus Co., Ltd..........................    1,506,300      26,503,768
                                                                ---------------
FOOD PRODUCTS - 0.5%
Industrias Bachoco, S.A. (ADR)....................      277,847       8,224,271
                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Cross Country Healthcare, Inc.*...................    1,298,790      18,715,564
                                                                ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
GuocoLeisure, Ltd.*...............................   11,185,000       6,323,871
Vail Resorts, Inc.*(a)............................      172,379       7,382,992
                                                                ---------------
                                                                     13,706,863
                                                                ---------------
HOUSEHOLD DURABLES - 5.3%
Cavco Industries, Inc.*(a)                              708,732      23,196,798
M.D.C. Holdings, Inc.(a)                                411,846      16,086,705
Russ Berrie & Co., Inc.*(a)                             336,290       2,680,231
Skyline Corp.(a)                                      1,410,235      33,140,523
Stanley Furniture Co., Inc.(a)                        1,550,802      16,748,662
                                                                ---------------
                                                                     91,852,919
                                                                ---------------
INSURANCE - 6.2%
Arch Capital Group, Ltd.*                               180,974      12,002,196
E-L Financial Corp.                                      35,255      18,689,839
FBL Financial Group, Inc. - Class A                     322,700       6,415,276
MBIA, Inc.(a)                                         3,375,076      14,816,584
Montpelier Re Holdings, Ltd.(a)                       1,919,800      28,317,050
National Western Life Insurance Co. - Class A            97,235      21,245,847
Phoenix Cos., Inc. (The)                                589,300       4,484,573
Radian Group, Inc.                                      790,716       1,146,538
                                                                ---------------
                                                                    107,117,903
                                                                ---------------
IT SERVICES - 1.3%
Alliance Data Systems Corp.*......................      391,060      22,114,443
                                                                ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.2%
JAKKS Pacific, Inc.*(a)...........................      501,937      10,967,323
Leapfrog Enterprises, Inc.*(a)....................    1,193,286       9,928,140
                                                                ---------------
                                                                     20,895,463
                                                                ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Pharmaceutical Product Development, Inc...........      172,350       7,393,815
                                                                ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------
                                                                    VALUE
SECURITY DESCRIPTION                                  SHARES       (NOTE 2)
-------------------------------------------------------------------------------

MACHINERY - 1.3%
Alamo Group, Inc..................................      562,013 $    11,571,848
Trinity Industries, Inc.(a).......................      338,400      11,739,096
                                                                ---------------
                                                                     23,310,944
                                                                ---------------
MARINE - 1.7%
Alexander & Baldwin, Inc.(a)......................      659,955      30,060,950
                                                                ---------------
MEDIA - 0.4%
Journal Communications, Inc. - Class A(a).........    1,578,541       7,608,568
                                                                ---------------
METALS & MINING - 0.4%
Fording Canadian Coal Trust(a)....................       71,019       6,790,127
                                                                ---------------
MULTILINE RETAIL - 1.5%
Parco Co., Ltd....................................    2,032,100      25,296,464
                                                                ---------------
OIL, GAS & CONSUMABLE FUELS - 9.2%
BW Gas ASA*.......................................    1,872,000      16,510,706
Cimarex Energy Co.................................    1,155,798      80,524,447
St. Mary Land & Exploration Co....................      861,252      55,671,329
Whiting Petroleum Corp.*..........................       62,283       6,606,980
                                                                ---------------
                                                                    159,313,462
                                                                ---------------
PAPER & FOREST PRODUCTS - 4.6%
Canfor Corp.*.....................................      999,500       7,486,561
Deltic Timber Corp.(a)............................      307,113      16,433,616
Glatfelter........................................    2,525,726      34,122,558
Louisiana-Pacific Corp.(a)........................    1,328,326      11,277,488
TimberWest Forest Corp............................      749,400      10,115,594
                                                                ---------------
                                                                     79,435,817
                                                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Origen Financial, Inc.............................      921,331       1,372,783
                                                                ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.5%
Brookfield Asset Management, Inc. - Class A.......    1,353,017      44,027,173
Forest City Enterprises, Inc. - Class A...........      882,457      28,432,765
Hang Lung Group, Ltd..............................    2,060,000       9,141,316
St. Joe Co. (The)(a)..............................      605,439      20,778,667
Wheelock & Co. Ltd................................    3,718,000       9,951,962
                                                                ---------------
                                                                    112,331,883
                                                                ---------------
SOFTWARE - 1.5%
Borland Software Corp.*(a)........................    3,747,188       5,096,176
Sybase, Inc.*.....................................      433,225      12,745,479
Synopsys, Inc.*...................................      332,436       7,948,545
                                                                ---------------
                                                                     25,790,200
                                                                ---------------
SPECIALTY RETAIL - 1.6%
Haverty Furniture Cos., Inc.(a)...................    2,723,973      27,348,689
                                                                ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.5%
K-Swiss, Inc. - Class A(a)........................    2,919,556      42,917,473
                                                                ---------------
THRIFTS & MORTGAGE FINANCE - 3.3%
Brookline Bancorp, Inc.(a)........................      983,998       9,397,181
Kearny Financial Corp.(a).........................    1,129,936      12,429,296

---------------------------------------------------------------------------------
                                                     SHARES/          VALUE
SECURITY DESCRIPTION                                PAR AMOUNT       (NOTE 2)
---------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE - CONTINUED
NewAlliance Bancshares, Inc.(a)...................     2,769,233 $    34,560,028
                                                                 ---------------
                                                                      56,386,505
                                                                 ---------------
Total Common Stocks (Cost $1,672,922,683)                          1,601,573,893
                                                                 ---------------
SHORT-TERM INVESTMENTS - 31.3%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 06/30/08 at 1.100% to
  be repurchased at $17,455,680 on 07/01/08
  collateralized by $18,450,000 FHLMC at 7.500%
  due 12/27/21 with a value of $17,804,250........ $  17,455,147      17,455,147
State Street Bank & Trust Co., Repurchase
  Agreement, dated 06/30/08 at 1.100% to
  be repurchased at $577,126 on 07/01/08
  collateralized by $610,000 FHLMC at 7.530% due
  12/27/21 with a value of $588,650...............       577,108         577,108
State Street Bank & Trust Co., Repurchase
  Agreement, dated 06/30/08 at 1.100% to
  be repurchased at $118,750,373 on 07/01/08
  collateralized by $115,770,000 FHLMC at 5.250%
  due 04/18/16 with a value of $121,124,363.......   118,746,745     118,746,745
State Street Navigator Securities Lending Prime
  Portfolio(b)....................................   405,151,246     405,151,246
                                                                 ---------------
Total Short-Term Investments (Cost $541,930,246)                     541,930,246
                                                                 ---------------

TOTAL INVESTMENTS - 123.9% (Cost $2,214,852,929)                   2,143,504,139

Other Assets and Liabilities (net) - (23.9)%                        (414,117,549)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 1,729,386,590
                                                                 ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,579,835,578              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     158,517,315               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,738,352,893              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

THIRD AVENUE SMALL CAP VALUE PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $1,601,573,893
   Repurchase Agreement                                                       136,779,000
   Cash                                                                         1,970,568
   Collateral for securities on loan                                          405,151,246
   Receivable for investments sold                                              4,229,725
   Receivable for Trust shares sold                                               765,209
   Dividends receivable                                                         1,476,409
   Interest receivable                                                              4,180
                                                                           --------------
       Total assets                                                         2,151,950,230
                                                                           --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   13,791,649
       Trust shares redeemed                                                    2,247,057
       Distribution and services fees--Class B                                    144,801
       Collateral for securities on loan                                      405,151,246
       Management fee (Note 3)                                                  1,085,117
       Administration fee                                                           8,993
       Custodian and accounting fees                                               41,845
   Accrued expenses                                                                92,932
                                                                           --------------
       Total liabilities                                                      422,563,640
                                                                           --------------
NET ASSETS                                                                 $1,729,386,590
                                                                           ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $1,716,954,340
   Accumulated net realized gain                                               76,983,415
   Unrealized depreciation on investments and foreign currency                (71,351,377)
   Undistributed net investment income                                          6,800,212
                                                                           --------------
       Total                                                               $1,729,386,590
                                                                           ==============
NET ASSETS
   Class A                                                                 $1,058,798,807
                                                                           ==============
   Class B                                                                    670,587,783
                                                                           ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     72,148,314
                                                                           ==============
   Class B                                                                     45,841,878
                                                                           ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $        14.68
                                                                           ==============
   Class B                                                                          14.63
                                                                           ==============

------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreements and Securities
  Lending                                                                  $1,672,922,683

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

THIRD AVENUE SMALL CAP VALUE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $ 10,303,559
   Interest (2)                                                              4,262,896
                                                                          ------------
       Total investment income                                              14,566,455
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   6,643,593
   Administration fees                                                          56,423
   Custodian and accounting fees                                                48,967
   Distribution and service fees--Class B                                      861,631
   Audit                                                                        18,719
   Legal                                                                        10,819
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        84,441
   Insurance                                                                    11,134
   Other                                                                         6,219
                                                                          ------------
       Total expenses                                                        7,749,903
                                                                          ------------
   Net investment income                                                     6,816,552
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                          76,934,425
       Foreign currency                                                        (93,072)
                                                                          ------------
   Net realized gain on investments and foreign currency                    76,841,353
                                                                          ------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (75,421,619)
       Foreign currency                                                          3,562
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (75,418,057)
                                                                          ------------
   Net realized and change in unrealized gain on investments and
       foreign currency                                                      1,423,296
                                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  8,239,848
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $    395,591
(2)Interest income includes securities lending income of:                    2,836,820

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

THIRD AVENUE SMALL CAP VALUE PORTFOLIO
                                                                          Period Ended     Year Ended
                                                                          June 30, 2008   December 31,
                                                                           (Unaudited)        2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $    6,816,552  $   16,061,971
   Net realized gain on investments and foreign currency                     76,841,353     120,448,573
   Net change in unrealized depreciation on investments and foreign
       currency                                                             (75,418,057)   (217,902,974)
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations            8,239,848     (81,392,430)
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (11,647,208)    (11,546,013)
     Class B                                                                 (4,780,555)     (5,580,332)
   From net realized gains
     Class A                                                                (76,540,438)    (62,023,727)
     Class B                                                                (43,721,320)    (36,653,035)
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                 (136,689,521)   (115,803,107)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                 78,390,641     360,379,232
     Class B                                                                 42,200,826     409,961,093
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 88,187,646      73,569,740
     Class B                                                                 48,501,875      42,233,367
   Cost of shares repurchased
     Class A                                                               (200,137,319)    (31,159,648)
     Class B                                                               (112,456,240)   (202,043,379)
                                                                         --------------  --------------
   Net increase (decrease) in net assets from capital share
       transactions                                                         (55,312,571)    652,940,405
                                                                         --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (183,762,244)    455,744,868
   Net assets at beginning of period                                      1,913,148,834   1,457,403,966
                                                                         --------------  --------------
   Net assets at end of period                                           $1,729,386,590  $1,913,148,834
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $    6,800,212  $   16,411,423
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR
THE YEAR OR PERIOD ENDED:

THIRD AVENUE SMALL CAP VALUE                             CLASS A
PORTFOLIO                      --------------------------------------------------------
                               FOR THE PERIOD
                                   ENDED            FOR THE YEARS ENDED DECEMBER 31,
                               JUNE 30, 2008  -----------------------------------------
                                (UNAUDITED)      2007     2006    2005    2004      2003
                               -------------- --------   ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF
PERIOD........................      $15.75      $17.48   $16.61  $14.38  $11.62  $ 8.29
                                  --------    --------   ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net Investment Income(a)......        0.06        0.17     0.27    0.14    0.16    0.05
Net Realized/Unrealized Gain
  (Loss) on Investments.......        0.03       (0.54)    1.89    2.13    2.96    3.39
                                  --------    --------   ------  ------  ------  ------
Total from Investment
  Operations..................        0.09       (0.37)    2.16    2.27    3.12    3.44
                                  --------    --------   ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income......................       (0.15)      (0.21)   (0.11)     --   (0.08)  (0.04)
Distributions from Net
  Realized Capital Gains......       (1.01)      (1.15)   (1.18)  (0.04)  (0.28)  (0.07)
                                  --------    --------   ------  ------  ------  ------
Total Distributions...........       (1.16)      (1.36)   (1.29)  (0.04)  (0.36)  (0.11)
                                  --------    --------   ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD      $14.68      $15.75   $17.48  $16.61  $14.38  $11.62
                                  ========    ========   ======  ======  ======  ======
TOTAL RETURN                          0.31%      (2.79)%  13.38%  15.82%  26.81%  41.52%
Ratio of Expenses to Average
  Net Assets After
  Reimbursement**.............        0.75%*      0.76 %   0.80%   0.81%   0.87%   0.93%
Ratio of Expenses to Average
  Net Assets Before
  Reimbursement and Rebates...        0.75%*      0.76 %   0.80%   0.81%    N/A    0.92%(b)
Ratio of Net Investment
  Income to Average Net Assets        0.84%*      0.99 %   1.64%   0.94%   1.12%   0.54%
Portfolio Turnover Rate.......        20.6%       36.0 %   12.1%   19.6%   11.3%   14.6%
Net Assets, End of Period (in
  millions)...................    $1,058.8    $1,171.6   $883.6  $476.8  $206.3  $  6.2

                                                        CLASS B
                               ------------------------------------------------------
                               FOR THE PERIOD
                                   ENDED           FOR THE YEARS ENDED DECEMBER 31,
                               JUNE 30, 2008  ---------------------------------------
                                (UNAUDITED)     2007    2006    2005    2004      2003
                               -------------- ------   ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF
PERIOD........................     $15.68     $17.41   $16.55  $14.37  $11.61  $ 8.28
                                   ------     ------   ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net Investment Income(a)......       0.05       0.13     0.21    0.10    0.06    0.05
Net Realized/Unrealized Gain
  (Loss) on Investments.......       0.02      (0.54)    1.91    2.12    3.02    3.38
                                   ------     ------   ------  ------  ------  ------
Total from Investment
  Operations..................       0.07      (0.41)    2.12    2.22    3.08    3.43
                                   ------     ------   ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income......................      (0.11)     (0.17)   (0.08)     --   (0.04)  (0.03)
Distributions from Net
  Realized Capital Gains......      (1.01)     (1.15)   (1.18)  (0.04)  (0.28)  (0.07)
                                   ------     ------   ------  ------  ------  ------
Total Distributions...........      (1.12)     (1.32)   (1.26)  (0.04)  (0.32)  (0.10)
                                   ------     ------   ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD     $14.63     $15.68   $17.41  $16.55  $14.37  $11.61
                                   ======     ======   ======  ======  ======  ======
TOTAL RETURN                         0.17%     (3.02)%  13.13%  15.48%  26.50%  41.41%
Ratio of Expenses to Average
  Net Assets After
  Reimbursement**.............       1.00%*     1.01 %   1.05%   1.05%   1.07%   1.18%
Ratio of Expenses to Average
  Net Assets Before
  Reimbursement and Rebates...       1.00%*     1.01 %   1.05%   1.05%    N/A    1.13%(b)
Ratio of Net Investment
  Income to Average Net Assets       0.60%*     0.76 %   1.28%   0.64%   0.46%   0.49%
Portfolio Turnover Rate.......       20.6%      36.0 %   12.1%   19.6%   11.3%   14.6%
Net Assets, End of Period (in
  millions)...................     $670.6     $741.5   $573.8  $442.4  $435.5  $307.9

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Third Avenue Small Cap Value Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gain or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES


The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008      % per annum  Average Daily Net Assets
          --------------------  -----------  ------------------------

              $6,643,593          0.75%         First $1 Billion

                                  0.70%         Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.95%                 1.20%                 1.10%*

* Class not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C distribution plan and Class E distribution plan are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B and Class E Distribution Plans and Distribution Agreements, the Portfolio is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities' fees or expenses incurred or paid in that regard.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


During the period ended June 30, 2008 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

                          Affiliate        Commission
                          ---------        ----------

                          M.J. Whitman LLC  $867,527

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 06/30/2008  74,413,206  5,126,223   5,801,819   (13,192,934)  (2,264,892) 72,148,314
 12/31/2007  50,548,544 21,395,024   4,297,298    (1,827,660)  23,864,662  74,413,206

 Class B

 06/30/2008  47,301,820  2,770,873   3,199,332    (7,430,147)  (1,459,942) 45,841,878
 12/31/2007  32,950,376 23,919,836   2,474,128   (12,042,520)  14,351,444  47,301,820

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $342,037,582        $--        $373,345,113

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $2,214,852,929 $240,764,902 $(312,113,692)  $(71,348,790)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $402,980,745 $405,151,246 $8,338,696  $413,489,942

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

     Ordinary Income        Long-Term Capital Gain             Total
 ------------------------- ------------------------- --------------------------
    2007         2006         2007         2006          2007         2006
 ------------ ------------ ------------ ------------ ------------- ------------

 $21,514,243  $10,727,388  $94,288,864  $63,172,411  $115,803,107  $73,899,799

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                     Net
Undistributed    Undistributed   Unrealized
Ordinary Income  Long-Term Gain  Appreciation  Loss Carryforwards     Total
---------------  --------------  ------------  ------------------  -------------

 $40,410,171      $96,261,170    $4,210,582          $ --          $140,881,923

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
TURNER MID CAP GROWTH PORTFOLIO                    FOR THE PERIOD ENDED 6/30/08
MANAGED BY TURNER INVESTMENT PARTNERS, INC.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE

During the six-month period ended June 30, 2008, the Portfolio has a return of (8.74)% and (8.82)% for Class A and B Shares, respectively, versus (6.81)% for its benchmark, the Russell Midcap(R) Growth Index/1/.

PORTFOLIO REVIEW

During the six-month period, five of the Portfolio's 10 sector positions beat their corresponding index sectors. Adding the most value was the materials/processing and auto/transportation sectors. In materials/processing, overweight positions in Steel Dynamics, Inc. and Mosaic Co. were strong performers. In the auto/transportation sector, the avoidance of select airline companies helped generate positive relative performance.

The largest detractors from the Portfolio's performance occurred in the technology and consumer discretionary sectors. In technology, Omniture, Inc. and Juniper Networks, Inc. were two significant relative detractors. In consumer discretionary, Focus Media Holdings Inc., and VistaPrint Ltd. were the largest underperformers.

MARKET ENVIRONMENT/CONDITIONS

It has been a volatile and primarily downward ride for the stock market in the first half of 2008. Surging crude oil and energy prices, declining consumer confidence and a financial system under severe pressure have put negative pressure on stocks. The majority of underperformance came in the month of January when stocks with the highest growth rates were among the worst performers.

CURRENT OUTLOOK/STRATEGY

Although there are many hurdles facing both the equity market and the economy alike it is our belief that the accommodative actions taken by the Fed and Treasury, as well as significant cash on corporate balance sheets, improving trade balances, and tax rebate spending will provide enough support to keep the economy out of an official recession. However, even with this optimistic stance, the ever higher ascent of the price of oil remains a serious concern. The stocks of the S&P 500(R)/2/ are reasonably valued and trade at only about 13 times next year's earnings on average, with an earnings yield that's more attractive than bond yields. We think it's important to note that the economy on balance still shows considerable resiliency and that 62% of the S&P 500 companies continue to generate positive earnings surprises (which is consistent with the long-term average of 63%). If commodity prices generally stabilize or decline (which we think is possible), it could provide a surprisingly strong tailwind for both the economy and stocks.

In remaining true to the growth investing style and our philosophy specifically, our focus is on owning stocks that we believe have superior earnings prospects. With that in mind, the expected earnings growth of the Turner Mid Cap Growth Portfolio remains at a premium to that of the Russell Midcap(R) Growth Benchmark (28.1% vs. 19.9%*). The Russell reconstitution that took place in June favored an increased exposure to traditional growth sectors in the Russell Midcap(R) Growth Index which we feel should benefit our Midcap Growth Equity strategy.

CHRISTOPHER K. MCHUGH, Vice President/Senior Portfolio Manager/Security Analyst TARA R. HEDLUND, CFA, CPA, Security Analyst/Portfolio Manager, Principal
JASON D. SCHROTBERGER, CFA, Security Analyst/Portfolio Manager, Principal TURNER INVESTMENT PARTNERS, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                   Percent of
                   Description                     Net Assets
                   ------------------------------------------
                   CONSOL Energy, Inc.               2.28%
                   ------------------------------------------
                   T. Rowe Price Group, Inc.         1.79%
                   ------------------------------------------
                   Salesforce.com, Inc.              1.68%
                   ------------------------------------------
                   Fluor Corp.                       1.65%
                   ------------------------------------------
                   Express Scripts, Inc.             1.61%
                   ------------------------------------------
                   Activision, Inc.                  1.58%
                   ------------------------------------------
                   Flowserve Corp.                   1.53%
                   ------------------------------------------
                   Marvell Technology Group, Ltd.    1.52%
                   ------------------------------------------
                   Range Resources Corp.             1.42%
                   ------------------------------------------
                   Altera Corp.                      1.40%
                   ------------------------------------------

--------
/1/ The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap(R) companies with higher price-to book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not include fees or expenses and is not available for direct investment

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

* Portfolio characteristics as of 6/30/2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TURNER MID CAP GROWTH PORTFOLIO                    FOR THE PERIOD ENDED 6/30/08
MANAGED BY TURNER INVESTMENT PARTNERS, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                [CHART]
Basic Materials                  6.7%
Communications                  12.2%
Cyclical                         9.9%
Non-Cyclical                    15.0%
Energy                          17.2%
Financials                       9.1%
Industrials                     13.9%
Technology                      14.7%
Utilities                        1.3%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TURNER MID CAP GROWTH PORTFOLIO                    FOR THE PERIOD ENDED 6/30/08
MANAGED BY TURNER INVESTMENT PARTNERS, INC.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



                  TURNER MID CAP GROWTH PORTFOLIO MANAGED BY
    TURNER INVESTMENT PARTNERS, INC. VS. RUSSELL MIDCAP(R) GROWTH INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                  Turner Mid Cap Growth  Russell MidCap/(R)/
                       Portfolio           Growth Index/1/
                        --------            ------------
    04/30/2004         $ 10,000             $ 10,000
    12/31/2004           11,230               11,336
    12/31/2005           12,535               12,706
    12/31/2006           13,324               14,062
    12/31/2007           16,587               15,669
    06/30/2008           15,138               14,602


    --------------------------------------------------------
                              Average Annual Return/2/
                           (for the period ended 6/30/08)
    --------------------------------------------------------
                                                   Since
                         6 Months 1 Year 3 Year Inception/3/
    --------------------------------------------------------
    Turner Mid Cap
    Growth
--  Portfolio--Class A    -8.74%  -0.22% 10.11%   10.46%
          Class B         -8.82%  -0.37%  9.87%   10.22%
    --------------------------------------------------------
    Russell Midcap(R)
- - Growth Index/1/       -6.81%  -6.42%  8.19%    9.51%
    --------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 4/30/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
TURNER MID CAP GROWTH PORTFOLIO              ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  912.60       $3.61
  Hypothetical (5% return before expenses)      1,000.00      1,021.08        3.82
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  911.80       $4.80
  Hypothetical (5% return before expenses)      1,000.00      1,019.84        5.07
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.76% and 1.01% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMON STOCKS - 98.9%
    AIR FREIGHT & LOGISTICS - 1.6%
    C.H. Robinson Worldwide, Inc......................  39,860 $   2,185,922
    Expeditors International of Washington, Inc....... 116,380     5,004,340
                                                               -------------
                                                                   7,190,262
                                                               -------------
    BEVERAGES - 2.0%
    Central European Distribution Corp.*(a)...........  53,300     3,952,195
    Molson Coors Brewing Co. - Class B................  88,190     4,791,363
                                                               -------------
                                                                   8,743,558
                                                               -------------
    BIOTECHNOLOGY - 1.6%
    Alexion Pharmaceuticals, Inc.*(a).................  44,090     3,196,525
    BioMarin Pharmaceutical, Inc.*....................  18,450       534,681
    United Therapeutics Corp.*........................  34,410     3,363,578
                                                               -------------
                                                                   7,094,784
                                                               -------------
    CAPITAL MARKETS - 3.7%
    Blackrock, Inc.(a)................................  20,300     3,593,100
    Northern Trust Corp...............................  70,240     4,816,357
    T. Rowe Price Group, Inc.(a)...................... 140,380     7,927,258
                                                               -------------
                                                                  16,336,715
                                                               -------------
    CHEMICALS - 3.7%
    Air Products & Chemicals, Inc.....................  58,340     5,767,493
    Celanese Corp. - Series A.........................  91,120     4,160,539
    CF Industries Holdings, Inc.......................  18,750     2,865,000
    Mosaic Co. (The)*.................................  23,690     3,427,943
                                                               -------------
                                                                  16,220,975
                                                               -------------
    COMMERCIAL SERVICES & SUPPLIES - 1.6%
    Covanta Holding Corp.*............................ 128,810     3,437,939
    Stericycle, Inc.*.................................  67,010     3,464,417
                                                               -------------
                                                                   6,902,356
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 0.9%
    Juniper Networks, Inc.*........................... 177,380     3,934,288
                                                               -------------
    CONSTRUCTION & ENGINEERING - 1.7%
    Fluor Corp........................................  39,160     7,286,893
                                                               -------------
    CONTAINERS & PACKAGING - 1.1%
    Owens-Illinois, Inc.*............................. 114,910     4,790,598
                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES - 1.4%
    Interactive Brokers Group, Inc. - Class A*(a)..... 115,050     3,696,557
    IntercontinentalExchange, Inc.*...................  21,790     2,484,060
                                                               -------------
                                                                   6,180,617
                                                               -------------
    ELECTRIC UTILITIES - 0.7%
    PPL Corp..........................................  55,770     2,924,206
                                                               -------------
    ELECTRICAL EQUIPMENT - 2.8%
    American Superconductor Corp.*(a).................  42,422     1,520,829
    AMETEK, Inc....................................... 123,450     5,829,309
    First Solar, Inc.*................................  19,120     5,216,318
                                                               -------------
                                                                  12,566,456
                                                               -------------

    ---------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ---------------------------------------------------------------------------

    ENERGY EQUIPMENT & SERVICES - 4.0%
    Cameron International Corp.*......................  89,900 $   4,975,965
    Diamond Offshore Drilling, Inc.(a)................  35,540     4,945,036
    Nabors Industries, Ltd.*(a)....................... 111,060     5,467,484
    National-Oilwell Varco, Inc.*.....................  27,310     2,422,943
                                                               -------------
                                                                  17,811,428
                                                               -------------
    GAS UTILITIES - 0.9%
    Questar Corp......................................  57,740     4,101,850
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
    C.R. Bard, Inc....................................  28,140     2,474,913
    DENTSPLY International, Inc.......................  80,720     2,970,496
    Intuitive Surgical, Inc.*.........................  21,520     5,797,488
                                                               -------------
                                                                  11,242,897
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 2.6%
    Express Scripts, Inc.*............................ 113,400     7,112,448
    Henry Schein, Inc.*...............................  84,660     4,365,916
                                                               -------------
                                                                  11,478,364
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 2.9%
    Darden Restaurants, Inc........................... 138,280     4,416,663
    WMS Industries, Inc.*(a).......................... 133,764     3,982,154
    Wynn Resorts, Ltd.(a).............................  54,140     4,404,289
                                                               -------------
                                                                  12,803,106
                                                               -------------
    HOUSEHOLD DURABLES - 0.4%
    Pulte Homes, Inc.(a).............................. 177,760     1,711,829
                                                               -------------
    HOUSEHOLD PRODUCTS - 0.5%
    Church & Dwight Co., Inc..........................  37,440     2,109,744
                                                               -------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
    Dynegy, Inc. - Class A*........................... 346,280     2,960,694
                                                               -------------
    INDUSTRIAL CONGLOMERATES - 0.6%
    Walter Industries, Inc............................  24,970     2,715,987
                                                               -------------
    INSURANCE - 1.5%
    Aon Corp..........................................  69,400     3,188,236
    Assurant, Inc.....................................  53,920     3,556,563
                                                               -------------
                                                                   6,744,799
                                                               -------------
    INTERNET & CATALOG RETAIL - 0.9%
    Priceline.com, Inc.*(a)...........................  36,130     4,171,570
                                                               -------------
    INTERNET SOFTWARE & SERVICES - 4.7%
    Akamai Technologies, Inc.*(a)..................... 108,560     3,776,802
    Baidu.com (ADR)*(a)...............................   8,950     2,800,992
    MercadoLibre Inc.*(a).............................  65,620     2,263,234
    Omniture, Inc.*(a)................................ 142,220     2,641,025
    VeriSign, Inc.*(a)................................ 154,810     5,851,818
    VistaPrint, Ltd.*(a).............................. 136,810     3,661,036
                                                               -------------
                                                                  20,994,907
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    IT SERVICES - 1.6%
    Fiserv, Inc.*.....................................  76,740 $   3,481,694
    MasterCard, Inc. - Class A(a).....................  14,300     3,796,936
                                                               -------------
                                                                   7,278,630
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 3.0%
    Charles River Laboratories International, Inc.*...  65,740     4,202,101
    Covance, Inc.*....................................  62,000     5,333,240
    Illumina, Inc.*(a)................................  41,570     3,621,163
                                                               -------------
                                                                  13,156,504
                                                               -------------
    MACHINERY - 6.3%
    AGCO Corp.*(a)....................................  80,350     4,211,144
    Cummins, Inc......................................  51,720     3,388,694
    Flowserve Corp....................................  49,390     6,751,613
    Harsco Corp.......................................  72,230     3,930,034
    Joy Global, Inc...................................  59,500     4,511,885
    SPX Corp..........................................  38,560     5,079,509
                                                               -------------
                                                                  27,872,879
                                                               -------------
    MEDIA - 2.1%
    Central European Media Enterprises, Ltd.*.........  43,680     3,954,350
    Discovery Holding Co. - Class A*.................. 235,550     5,172,678
                                                               -------------
                                                                   9,127,028
                                                               -------------
    METALS & MINING - 3.0%
    Agnico-Eagle Mines, Ltd...........................  53,120     3,950,534
    Cleveland-Cliffs, Inc.............................  34,320     4,090,601
    Steel Dynamics, Inc.(a)........................... 133,540     5,217,408
                                                               -------------
                                                                  13,258,543
                                                               -------------
    MULTILINE RETAIL - 1.1%
    Big Lots, Inc.*(a)................................ 151,660     4,737,858
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 10.1%
    Alpha Natural Resources, Inc.*....................  32,490     3,388,382
    CONSOL Energy, Inc................................  89,890    10,100,939
    Denbury Resources, Inc.*.......................... 131,070     4,784,055
    EXCO Resources, Inc.*(a)..........................  91,480     3,376,527
    Pioneer Natural Resources Co......................  55,270     4,326,536
    Range Resources Corp..............................  95,915     6,286,269
    Southwestern Energy Co.*.......................... 128,740     6,129,311
    Ultra Petroleum Corp.*............................  63,070     6,193,474
                                                               -------------
                                                                  44,585,493
                                                               -------------
    PERSONAL PRODUCTS - 1.9%
    Alberto-Culver Co................................. 197,660     5,192,528
    Estee Lauder Companies, Inc. - Class A(a).........  71,120     3,303,524
                                                               -------------
                                                                   8,496,052
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    PHARMACEUTICALS - 0.8%
    Allergan, Inc.....................................  65,140 $   3,390,537
                                                               -------------
    REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
    Public Storage....................................  40,660     3,284,921
                                                               -------------
    ROAD & RAIL - 0.6%
    Ryder System, Inc.(a).............................  40,470     2,787,574
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.6%
    Altera Corp....................................... 300,230     6,214,761
    Atheros Communications, Inc.*(a).................. 136,789     4,103,670
    Broadcom Corp. - Class A*......................... 165,180     4,507,762
    Cavium Networks, Inc.*(a)......................... 141,313     2,967,573
    Lam Research Corp.*...............................  90,990     3,289,289
    Marvell Technology Group, Ltd.*................... 380,900     6,726,694
    NVIDIA Corp.*..................................... 290,920     5,446,022
    PMC-Sierra, Inc.*(a).............................. 499,780     3,823,317
    Varian Semiconductor Equipment Associates,
      Inc.*(a)........................................ 154,760     5,388,743
                                                               -------------
                                                                  42,467,831
                                                               -------------
    SOFTWARE - 5.0%
    Activision, Inc.*................................. 205,630     7,005,814
    Informatica Corp.*................................ 111,760     1,680,870
    McAfee, Inc.*..................................... 179,550     6,110,087
    Salesforce.com, Inc.*............................. 108,660     7,413,872
                                                               -------------
                                                                  22,210,643
                                                               -------------
    SPECIALTY RETAIL - 2.3%
    Guess?, Inc.(a)................................... 160,260     6,001,737
    Urban Outfitters, Inc.*(a)........................ 130,870     4,081,835
                                                               -------------
                                                                  10,083,572
                                                               -------------
    TEXTILES, APPAREL & LUXURY GOODS - 2.2%
    Coach, Inc.*...................................... 147,070     4,247,381
    Lululemon Athletica, Inc.*(a).....................  84,550     2,457,023
    Warnaco Group, Inc. (The)*........................  69,810     3,076,527
                                                               -------------
                                                                   9,780,931
                                                               -------------
    THRIFTS & MORTGAGE FINANCE - 1.0%
    Hudson City Bancorp, Inc.(a)...................... 270,030     4,504,100
                                                               -------------
    WIRELESS TELECOMMUNICATION SERVICES - 2.6%
    Crown Castle International Corp.*................. 117,260     4,541,480
    Millicom International Cellular S.A...............  36,020     3,728,070
    SBA Communications Corp. - Class A*...............  86,690     3,121,707
                                                               -------------
                                                                  11,391,257
                                                               -------------
    Total Common Stocks (Cost $392,152,679)                      437,433,236
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                       PAR          VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 22.4%
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 06/30/08 at 1.100% to be
   repurchased at $7,884,241 on 07/01/08
   collateralized by $7,690,000 FHLMC at 5.250%
   due 04/18/16 with a value of $8,045,663......... $ 7,884,000 $   7,884,000
 State Street Navigator Securities Lending Prime
   Portfolio(b)....................................  91,371,900    91,371,900
                                                                -------------
 Total Short-Term Investments (Cost $99,255,900)                   99,255,900
                                                                -------------

 TOTAL INVESTMENTS - 121.3% (Cost $491,408,579)                   536,689,136
                                                                -------------

 Other Assets and Liabilities (net) - (21.3)%                     (94,185,159)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 442,503,977
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO



THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $445,317,236               $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS              0                0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0                0
  ----------------------------------------------------------------------------
  TOTAL                                          $445,317,236               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


TURNER MID CAP GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                         $437,433,236
   Repurchase Agreement                                                       7,884,000
   Cash                                                                             955
   Collateral for securities on loan                                         91,371,900
   Receivable for investments sold                                           12,053,779
   Receivable for Trust shares sold                                             130,671
   Dividends receivable                                                         112,457
   Interest receivable                                                              241
                                                                           ------------
       Total assets                                                         548,987,239
                                                                           ------------
LIABILITIES
   Payables for:
       Investments purchased                                                 14,020,694
       Trust shares redeemed                                                    681,575
       Distribution and services fees--Class B                                   19,176
       Collateral for securities on loan                                     91,371,900
       Management fee (Note 3)                                                  288,404
       Administration fee                                                         2,433
       Custodian and accounting fees                                             54,329
   Accrued expenses                                                              44,751
                                                                           ------------
       Total liabilities                                                    106,483,262
                                                                           ------------
NET ASSETS                                                                 $442,503,977
                                                                           ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                         $396,704,644
   Accumulated net realized gain                                                660,495
   Unrealized appreciation on investments                                    45,280,557
   Distribution in excess of net investment income                             (141,719)
                                                                           ------------
       Total                                                               $442,503,977
                                                                           ============
NET ASSETS
   Class A                                                                 $352,056,910
                                                                           ============
   Class B                                                                   90,447,067
                                                                           ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   27,333,932
                                                                           ============
   Class B                                                                    7,096,704
                                                                           ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                 $      12.88
                                                                           ============
   Class B                                                                        12.74
                                                                           ============

----------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement and Securities
  Lending                                                                  $392,152,679

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

TURNER MID CAP GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  1,194,880
   Interest (2)                                                                450,380
                                                                          ------------
       Total investment income                                               1,645,260
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   1,684,599
   Administration fees                                                          14,871
   Custodian and accounting fees                                                10,480
   Distribution and services fees--Class B                                     108,718
   Audit                                                                        18,719
   Legal                                                                        11,201
   Trustee fees and expenses                                                     7,957
   Shareholder reporting                                                        14,850
   Insurance                                                                     2,314
   Other                                                                         5,304
                                                                          ------------
       Total expenses                                                        1,879,013
       Less broker commission recapture                                        (93,591)
                                                                          ------------
   Net expenses                                                              1,785,422
                                                                          ------------
   Net investment loss                                                        (140,162)
                                                                          ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on:
       Investments                                                             843,487
                                                                          ------------
   Net realized gain on investments                                            843,487
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (42,689,828)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (42,689,828)
                                                                          ------------
   Net realized and change in unrealized loss on investments               (41,846,341)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(41,986,503)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     14,837
(2)Interest income includes securities lending income of:                      332,498

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

TURNER MID CAP GROWTH PORTFOLIO
                                                                          Year Ended    Year Ended
                                                                         June 30, 2008 December 31,
                                                                          (Unaudited)      2007
                                                                         ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment loss                                                   $   (140,162) $   (948,224)
   Net realized gain on investments                                           843,487    36,763,094
   Net change in unrealized appreciation (depreciation) on investments    (42,689,828)   50,263,510
                                                                         ------------  ------------
   Net decrease in net assets resulting from operations                   (41,986,503)   86,078,380
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                   (1,025)           --
     Class B                                                                       --            --
   From net realized gains
     Class A                                                              (29,084,879)  (10,493,795)
     Class B                                                               (6,960,269)   (2,427,402)
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                (36,046,173)  (12,921,197)
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               22,457,434    85,651,673
     Class B                                                               25,571,213    32,684,908
   Net asset value of shares issued through dividend reinvestment
     Class A                                                               29,085,904    10,493,795
     Class B                                                                6,960,269     2,427,402
   Cost of shares repurchased
     Class A                                                              (18,991,983)  (48,564,179)
     Class B                                                              (20,407,588)  (23,773,009)
                                                                         ------------  ------------
   Net increase in net assets from capital share transactions              44,675,249    58,920,590
                                                                         ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (33,357,427)  132,077,773
   Net assets at beginning of period                                      475,861,404   343,783,631
                                                                         ------------  ------------
   Net assets at end of period                                           $442,503,977  $475,861,404
                                                                         ============  ============
   Net assets at end of period includes distributions in excess of
       net investment income                                             $   (141,719) $       (533)
                                                                         ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                                  CLASS A
TURNER MID CAP GROWTH PORTFOLIO                                             ------------------------------------------------
                                                                            FOR THE PERIOD
                                                                                ENDED        FOR THE YEARS ENDED DECEMBER 31,
                                                                            JUNE 30, 2008  ---------------------------------
                                                                             (UNAUDITED)     2007     2006     2005    2004(B)
                                                                            -------------- ------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................     $15.33     $12.75   $12.13   $11.23   $10.00
                                                                                ------     ------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Loss(a).....................................................      (0.00)+    (0.03)   (0.00)+  (0.04)   (0.03)
Net Realized/Unrealized Gain (Loss) on Investments.........................      (1.31)      3.08     0.77     1.35     1.26
                                                                                ------     ------   ------   ------   ------
Total From Investment Operations...........................................      (1.31)      3.05     0.77     1.31     1.23
                                                                                ------     ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................      (0.00)+       --       --       --       --
Distributions from Net Realized Capital Gains..............................      (1.14)     (0.47)   (0.15)   (0.41)      --
                                                                                ------     ------   ------   ------   ------
Total Distributions........................................................      (1.14)     (0.47)   (0.15)   (0.41)      --
                                                                                ------     ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD.............................................     $12.88     $15.33   $12.75   $12.13   $11.23
                                                                                ======     ======   ======   ======   ======
TOTAL RETURN                                                                     (8.74)%    24.49 %   6.30%   11.61 %  12.30 %
Ratio of Expenses to Average Net Assets After Reimbursement................       0.76 %*    0.80 %   0.87%    0.85 %   0.91 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates...       0.80 %*    0.83 %   0.92%    0.85 %   0.91 %*
Ratio of Net investment Income (Loss) to Average Net Assets................      (0.01)%*   (0.19)%   0.03%   (0.30)%  (0.42)%*
Portfolio Turnover Rate....................................................       75.1 %    139.8 %  153.0%   156.4 %  101.7 %
Net Assets, End of Period (in millions)....................................     $352.1     $381.8   $274.8   $168.7   $ 76.5

                                                                                                  CLASS B
                                                                            ------------------------------------------------
                                                                            FOR THE PERIOD
                                                                                ENDED        FOR THE YEARS ENDED DECEMBER 31,
                                                                            JUNE 30, 2008  ---------------------------------
                                                                             (UNAUDITED)     2007     2006     2005    2004(B)
                                                                            -------------- ------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................     $15.20     $12.68   $12.09   $11.22   $10.00
                                                                                ------     ------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Loss(a).....................................................      (0.01)     (0.06)   (0.03)   (0.07)   (0.05)
Net Realized/Unrealized Gain (Loss) on Investments.........................      (1.31)      3.05     0.77     1.35     1.27
                                                                                ------     ------   ------   ------   ------
Total from Investment Operations...........................................      (1.32)      2.99     0.74     1.28     1.22
                                                                                ------     ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................         --         --       --       --       --
Distributions from Net Realized Capital Gains..............................      (1.14)     (0.47)   (0.15)   (0.41)      --
                                                                                ------     ------   ------   ------   ------
Total Distributions........................................................      (1.14)     (0.47)   (0.15)   (0.41)      --
                                                                                ------     ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD.............................................     $12.74     $15.20   $12.68   $12.09   $11.22
                                                                                ======     ======   ======   ======   ======
TOTAL RETURN                                                                     (8.82)%    24.15 %   6.07 %  11.36 %  12.20 %
Ratio of Expenses to Average Net Assets After Reimbursement................       1.01 %*    1.05 %   1.12 %   1.10 %   1.10 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates...       1.05 %*    1.08 %   1.17 %   1.10 %   1.10 %*
Ratio of Net Investment Loss to Average Net Assets.........................      (0.26)%*   (0.44)%  (0.22)%  (0.58)%  (0.72)%*
Portfolio Turnover Rate....................................................       75.1 %    139.8 %  153.0 %  156.4 %  101.7 %
Net Assets, End of Period (in millions)....................................     $ 90.4     $ 94.0   $ 69.0   $ 56.9   $ 79.7

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2004.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Turner Mid Cap Growth Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the statement of operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Turner Investment Partners, Inc., (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
              June 30, 2008     % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $1,684,599         0.80%    First $300 Million

                                   0.70%    Over $300 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.95%                 1.20%                 1.10%*

* Class not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase
             Beginning                                       in Shares     Ending
              Shares      Sales   Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ----------- ------------ ----------

 Class A

 06/30/2008  24,909,018 1,644,687   2,206,821   (1,426,594)  2,424,914   27,333,932
 12/31/2007  21,548,182 6,090,026     786,641   (3,515,831)  3,360,836   24,909,018

 Class B

 06/30/2008   6,185,298 1,900,580     533,354   (1,522,528)    911,406    7,096,704
 12/31/2007   5,440,992 2,263,799     183,200   (1,702,693)    744,306    6,185,298

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $342,615,116        $--        $323,407,671

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Appreciation
            ------------ ------------ -------------- --------------

            $491,408,579 $62,925,216   $(17,644,659)  $45,280,557

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $92,646,217 $91,371,900 $3,542,395  $94,914,295

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

          Ordinary Income Long-Term Capital Gain         Total
          --------------- ---------------------- ----------------------
          2007    2006       2007        2006       2007        2006
          ----  --------  ----------- ---------- ----------- ----------

          $--   $120,405  $12,921,197 $2,922,103 $12,921,197 $3,042,508

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Appreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ ------------

     $2,839,504    $33,197,411  $87,792,353         $--         $123,829,268

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
      -                    ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio had a return of (16.01)% and (16.20)% for Class A and B Shares, respectively, versus (11.91)% for its benchmark, the S&P 500(R) Index,/1/ and (13.57)% for its other benchmark, the Russell 1000(R) Value Index./2/

PORTFOLIO REVIEW

The largest detractor from performance relative to both indexes was the Portfolio's lack of exposure to the energy sector. As oil prices continued to reach new highs, the sector was the top-performing sector in both indexes. However, the excessively high valuations of energy stocks have made them unfit for investment by our risk-reward standards. In addition, the Portfolio's lack of exposure to the utilities sector further diminished performance relative to the Russell 1000(R) Value Index. Relative to the S&P 500(R), the Portfolio's stock selection and resulting overweight allocation in the financials sector had a detrimental effect, as did stock selection in the materials sector.

In contrast, the Portfolio had some areas of strength relative to the indices. Holdings in the consumer staples and information technology sectors contributed positively to performance relative to both indices. A significant underweight allocation in the industrials sector relative to the two benchmarks also helped the Portfolio mitigate some of the losses produced by the sector's falling value during the period. We note that the relative sector weighting resulted from our bottom-up stock selection process, and was not a top-down sector call.

MARKET ENVIRONMENT/CONDITIONS

In the six-month period ended June 30, 2008, broad stock market performance continued to be dominated by the energy sector, with the materials sector placing second. As the Federal Reserve flooded the financial system with liquidity in an attempt to stabilize the markets and ease the constraints of the credit crisis, the U.S. dollar remained depressed relative to other major currencies. Those who view the dollar's weakness as adding upward pressure to the inflation rate (because the cost of imports rises) have turned to investing in commodities as a hedge against inflation. As a result, sectors driven by underlying commodity prices, such as energy and materials, have continued to surge, even as the broader economic outlook has declined. This environment has created a challenging backdrop for investors like us, who believe the valuations in these sectors to be excessively high and have sought better value elsewhere.

CURRENT OUTLOOK/STRATEGY

There were no significant changes to the Portfolio's positioning during the period. We continued to seek investment opportunities on a stock-by-stock basis and only invest in stocks meeting our strict valuation and risk-reward criteria. In applying these standards to the stock market over the past year, we believed there was a strong case for the Portfolio's positioning to continue, with only marginal changes as attractive opportunities to buy or sell presented themselves. We sold selected positions that were approaching their fair valuations, which resulted in a slight reduction in the Portfolio's consumer staples and health care weightings, while adding small positions in a few financial services stocks that met our investment criteria.

As a result of our bottom-up stock selection process, the Portfolio's positioning at the end of the period was the same as at the beginning the period, with financials the largest weight, followed by consumer staples and health care. The Portfolio continued to avoid energy and utility stocks, based on our assessment of risk and potential reward.

B. ROBERT BAKER, JR., Managing Director
JASON S. LEDER, Managing Director
KEVIN C. HOLT, Managing Director
JAMES N. WARWICK, Executive Director
DEVIN E. ARMSTRONG, Vice President
MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                  Percent of
                    Description                   Net Assets
                    ----------------------------------------
                    International Paper Co.         4.19%
                    ----------------------------------------
                    Comcast Corp.---Class A         4.19%
                    ----------------------------------------
                    Wal-Mart Stores, Inc.           4.12%
                    ----------------------------------------
                    Verizon Communications, Inc.    3.72%
                    ----------------------------------------
                    Viacom, Inc.---Class A          3.63%
                    ----------------------------------------
                    Time Warner, Inc.               3.46%
                    ----------------------------------------
                    Chubb Corp. (The)               3.12%
                    ----------------------------------------
                    Bank of America Corp.           2.65%
                    ----------------------------------------
                    Kraft Foods, Inc.--Class A      2.47%
                    ----------------------------------------
                    Cadbury Plc (ADR)               2.47%
                    ----------------------------------------

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

               [CHART]

Basic Materials                  7.7%
Communications                  23.0%
Cyclical                         9.1%
Non-Cyclical                    28.6%
Financials                      24.3%
Industrials                      1.0%
Technology                       6.3%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK PORTFOLIO                      FOR THE PERIOD ENDED 6/30/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                   VAN KAMPEN COMSTOCK PORTFOLIO MANAGED BY
  MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN) VS. S&P 500(R)
                  INDEX/1/ AND RUSSELL 1000(R) VALUE INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                 Van Kampen                      Russell
                  Comstock     S&P 500/(R)/   1000/(R)/ Value
                 Portfolio      Index/1/          Index/2/
                 ----------    ------------   ---------------
    04/30/2005     $10,000      $10,000         $10,000
    12/31/2005      10,593       10,929          10,891
    12/31/2006      12,325       12,656          13,313
    12/31/2007      12,040       13,351          13,291
    06/30/2008      10,112       11,761          11,487



    ------------------------------------------------------------------------
                                             Average Annual Return/3/
                                          (for the period ended 6/30/08)
    ------------------------------------------------------------------------
                                                                   Since
                                        6 Months 1 Year  3 Year Inception/4/
    ------------------------------------------------------------------------
    Van Kampen Comstock
--  Portfolio--Class A                   -16.01% -22.68%  0.17%    0.35%
          Class B                        -16.20% -22.94% -0.11%    0.09%
    ------------------------------------------------------------------------
- - S&P 500(R) Index/1/                  -11.91% -13.12%  4.41%    5.25%
    ------------------------------------------------------------------------
--  Russell 1000(R) Value Index/2/       -13.57% -18.78%  3.53%    4.48%
    ------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A and Class B shares is 5/2/05. Index returns are based on an inception date of 4/30/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
VAN KAMPEN COMSTOCK PORTFOLIO                ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  839.90       $2.74
  Hypothetical (5% return before expenses)      1,000.00      1,021.88        3.02
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  838.00       $3.88
  Hypothetical (5% return before expenses)      1,000.00      1,020.64        4.27
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)


  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  COMMON STOCKS - 93.9%
  AIRLINES - 0.9%
  Southwest Airlines Co.(a)......................... 1,180,500 $    15,393,720
                                                               ---------------
  BEVERAGES - 2.2%
  Coca-Cola Co......................................   545,600      28,360,288
  Dr. Pepper Snapple Group, Inc.*...................   527,260      11,061,915
                                                               ---------------
                                                                    39,422,203
                                                               ---------------
  CAPITAL MARKETS - 2.9%
  Bank of New York Mellon Corp......................   986,717      37,327,504
  Merrill Lynch & Co., Inc..........................   493,900      15,661,569
                                                               ---------------
                                                                    52,989,073
                                                               ---------------
  CHEMICALS - 2.6%
  E.I. du Pont de Nemours & Co......................   697,374      29,910,371
  Rohm & Haas Co.(a)................................   378,300      17,568,252
                                                               ---------------
                                                                    47,478,623
                                                               ---------------
  COMMERCIAL BANKS - 5.0%
  Barclays Plc (ADR)(a).............................    48,200       1,115,830
  PNC Financial Services Group, Inc.................   364,900      20,835,790
  U.S. Bancorp(a)...................................   498,200      13,894,798
  Wachovia Corp.(a)................................. 1,889,900      29,350,147
  Wells Fargo & Co.................................. 1,021,900      24,270,125
                                                               ---------------
                                                                    89,466,690
                                                               ---------------
  COMMUNICATIONS EQUIPMENT - 0.7%
  Alcatel-Lucent (ADR)*(a).......................... 1,269,300       7,666,572
  Telefonaktiebolaget LM Ericsson (ADR)(a)..........   446,700       4,645,680
                                                               ---------------
                                                                    12,312,252
                                                               ---------------
  COMPUTERS & PERIPHERALS - 3.8%
  Dell, Inc.*....................................... 1,056,500      23,116,220
  Hewlett-Packard Co................................   319,200      14,111,832
  International Business Machines Corp..............   257,100      30,474,063
                                                               ---------------
                                                                    67,702,115
                                                               ---------------
  DIVERSIFIED FINANCIAL SERVICES - 6.5%
  Bank of America Corp.............................. 1,993,300      47,580,071
  Citigroup, Inc.................................... 2,337,600      39,178,176
  JPMorgan Chase & Co...............................   880,300      30,203,093
                                                               ---------------
                                                                   116,961,340
                                                               ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 5.8%
  AT&T, Inc......................................... 1,116,900      37,628,361
  Verizon Communications, Inc....................... 1,888,200      66,842,280
                                                               ---------------
                                                                   104,470,641
                                                               ---------------
  FOOD & STAPLES RETAILING - 5.3%
  CVS Caremark Corp.................................   528,700      20,920,659
  Wal-Mart Stores, Inc.............................. 1,315,800      73,947,960
                                                               ---------------
                                                                    94,868,619
                                                               ---------------

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  FOOD PRODUCTS - 7.0%
  Cadbury Plc (ADR)(a)..............................   881,280 $    44,346,010
  Kraft Foods, Inc. - Class A....................... 1,562,610      44,456,254
  Sara Lee Corp.....................................   557,600       6,830,600
  Unilever N.V...................................... 1,091,400      30,995,760
                                                               ---------------
                                                                   126,628,624
                                                               ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
  Boston Scientific Corp.*.......................... 1,190,500      14,631,245
                                                               ---------------
  HEALTH CARE PROVIDERS & SERVICES - 2.6%
  Cardinal Health, Inc..............................   636,900      32,851,302
  UnitedHealth Group, Inc...........................   238,600       6,263,250
  WellPoint, Inc.*..................................   146,900       7,001,254
                                                               ---------------
                                                                    46,115,806
                                                               ---------------
  HOUSEHOLD PRODUCTS - 1.7%
  Kimberly-Clark Corp...............................   274,000      16,379,720
  Procter & Gamble Co. (The)........................   239,400      14,557,914
                                                               ---------------
                                                                    30,937,634
                                                               ---------------
  INDUSTRIAL CONGLOMERATES - 0.9%
  General Electric Co...............................   634,500      16,934,805
                                                               ---------------
  INSURANCE - 7.7%
  AFLAC, Inc........................................   114,100       7,165,480
  American International Group, Inc.................   439,100      11,618,586
  Berkshire Hathaway, Inc. - Class B*...............     3,160      12,677,920
  Chubb Corp. (The)................................. 1,142,420      55,990,004
  Genworth Financial, Inc. - Class A................   356,000       6,340,360
  Hartford Financial Services Group, Inc. (The).....   312,300      20,165,211
  Torchmark Corp....................................   106,400       6,240,360
  Travelers Cos., Inc. (The)........................   398,900      17,312,260
                                                               ---------------
                                                                   137,510,181
                                                               ---------------
  INTERNET & CATALOG RETAIL - 1.1%
  Liberty Media Holding Corp. - Interactive -
    Class A*........................................ 1,321,575      19,506,447
                                                               ---------------
  INTERNET SOFTWARE & SERVICES - 0.8%
  eBay, Inc.*.......................................   525,800      14,370,114
                                                               ---------------
  IT SERVICES - 1.0%
  Computer Sciences Corp.*..........................   195,300       9,147,852
  Western Union Co..................................   393,700       9,732,264
                                                               ---------------
                                                                    18,880,116
                                                               ---------------
  MEDIA - 13.2%
  Comcast Corp. - Class A........................... 3,964,550      75,207,513
  Liberty Media Corp. - Entertainment - Series A*...   680,740      16,494,330
  News Corp. - Class B(a)........................... 1,239,300      19,023,255
  Time Warner, Inc.................................. 4,204,202      62,222,190
  Viacom, Inc. - Class B*........................... 2,134,450      65,186,103
                                                               ---------------
                                                                   238,133,391
                                                               ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  METALS & MINING - 0.4%
  Alcoa, Inc........................................   193,700 $     6,899,594
                                                               ---------------
  MULTILINE RETAIL - 1.2%
  J.C. Penney Co., Inc..............................   308,100      11,180,949
  Macy's, Inc.......................................   549,800      10,677,116
                                                               ---------------
                                                                    21,858,065
                                                               ---------------
  PAPER & FOREST PRODUCTS - 4.2%
  International Paper Co.(a)........................ 3,228,540      75,224,982
                                                               ---------------
  PHARMACEUTICALS - 10.3%
  Abbott Laboratories...............................   447,500      23,704,075
  Bristol-Myers Squibb Co........................... 1,878,100      38,557,393
  Eli Lilly & Co....................................   393,500      18,163,960
  GlaxoSmithKline Plc (ADR).........................   197,100       8,715,762
  Pfizer, Inc....................................... 1,125,900      19,669,473
  Roche Holding AG (ADR)............................    61,200       5,498,820
  Schering-Plough Corp.............................. 1,810,500      35,648,745
  Wyeth.............................................   716,800      34,377,728
                                                               ---------------
                                                                   184,335,956
                                                               ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
  Intel Corp........................................   469,300      10,080,564
  KLA-Tencor Corp.(a)...............................   220,400       8,972,484
                                                               ---------------
                                                                    19,053,048
                                                               ---------------
  SOFTWARE - 0.5%
  Microsoft Corp....................................   352,000       9,683,520
                                                               ---------------
  SPECIALTY RETAIL - 1.2%
  Home Depot, Inc. (The)............................   408,900       9,576,438
  Lowe's Cos., Inc..................................   569,900      11,825,425
                                                               ---------------
                                                                    21,401,863
                                                               ---------------
  THRIFTS & MORTGAGE FINANCE - 0.7%
  Federal National Mortgage Association.............   166,600       3,250,366
  Freddie Mac.......................................   563,600       9,243,040
                                                               ---------------
                                                                    12,493,406
                                                               ---------------
  TOBACCO - 1.8%
  Altria Group, Inc.................................   490,300      10,080,569
  Philip Morris International, Inc..................   451,000      22,274,890
                                                               ---------------
                                                                    32,355,459
                                                               ---------------
  Total Common Stocks (Cost $2,098,633,780)                      1,688,019,532
                                                               ---------------

-------------------------------------------------------------------------------
                                                       PAR          VALUE
SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 10.2%
Federal Home Loan Bank 0.000%, due 07/01/08(c).... $134,300,000 $  134,300,000
State Street Navigator Securities Lending Prime
  Portfolio(b)....................................   48,735,574     48,735,574
                                                                --------------
Total Short-Term Investments (Cost $183,035,574)                   183,035,574
                                                                --------------

TOTAL INVESTMENTS - 104.1% (Cost $2,281,669,354)                 1,871,055,106
                                                                --------------

Other Assets and Liabilities (net) - (4.1)%                        (74,217,709)
                                                                --------------

TOTAL NET ASSETS - 100.0%                                       $1,796,837,397
                                                                ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
(c) Zero coupon bond - Interest rate represents current yield to maturity. ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO


THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,822,319,532              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,822,319,532              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

VAN KAMPEN COMSTOCK PORTFOLIO
ASSETS
    Investments, at value (Note 2)*                 $1,822,319,532
    Cash                                                    74,560
    Collateral for securities on loan                   48,735,574
    Receivable for investments sold                      3,124,880
    Receivable for Trust shares sold                       716,541
    Dividends receivable                                 2,400,635
                                                    --------------
       Total assets                                  1,877,371,722
                                                    --------------
LIABILITIES
    Payables for:
       Investments purchased                            28,416,760
       Trust shares redeemed                             2,393,866
       Distribution and services fees--Class B              30,406
       Collateral for securities on loan                48,735,574
       Management fee (Note 3)                             908,073
       Administration fee payable                            9,471
       Custodian and accounting fees                        35,475
    Accrued expenses                                         4,700
                                                    --------------
       Total liabilities                                80,534,325
                                                    --------------
NET ASSETS                                          $1,796,837,397
                                                    ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                 $2,170,578,024
    Accumulated net realized gain                       15,418,821
    Unrealized depreciation on investments            (410,614,248)
    Undistributed net investment income                 21,454,800
                                                    --------------
       Total                                        $1,796,837,397
                                                    ==============
NET ASSETS
    Class A                                         $1,658,080,368
                                                    ==============
    Class B                                            138,757,029
                                                    ==============
CAPITAL SHARES OUTSTANDING
    Class A                                            185,054,554
                                                    ==============
    Class B                                             15,530,745
                                                    ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                         $         8.96
                                                    ==============
    Class B                                                   8.93
                                                    ==============

-------------------------------------------------------------------
*Investments at cost, excluding Securities Lending  $2,232,933,780

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)


VAN KAMPEN COMSTOCK PORTFOLIO
INVESTMENT INCOME:
   Dividends (1)                                                          $  25,835,942
   Interest (2)                                                               1,538,781
                                                                          -------------
       Total investment income                                               27,374,723
                                                                          -------------
EXPENSES:
   Management fee (Note 3)                                                    5,542,654
   Administration fees                                                           59,240
   Custody and accounting fees                                                   33,074
   Distribution fee--Class B                                                    189,513
   Audit                                                                         18,714
   Legal                                                                         11,202
   Trustee fees and expenses                                                      7,957
   Shareholder reporting                                                         39,575
   Insurance                                                                     10,768
   Other                                                                          7,115
                                                                          -------------
       Total expenses                                                         5,919,812
                                                                          -------------
   Net investment income                                                     21,454,911
                                                                          -------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS
   Net realized gain (loss) on:
       Investments                                                           17,837,797
       Futures contracts                                                       (101,499)
                                                                          -------------
   Net realized gain on investments and futures contracts                    17,736,298
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (376,636,854)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (376,636,854)
                                                                          -------------
   Net realized and change in unrealized loss on investments and
       futures contracts                                                   (358,900,556)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(337,445,645)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     173,229
(2)Interest income includes securities lending income of:                       238,981

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

VAN KAMPEN COMSTOCK PORTFOLIO
                                                                                Period Ended     Year Ended
                                                                                June 30, 2008   December 31,
                                                                                 (Unaudited)        2007
                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                                      $   21,454,911  $   35,227,313
    Net realized gain on investments and futures contracts                         17,736,298      66,354,974
    Net change in unrealized depreciation on investments                         (376,636,854)   (172,714,246)
                                                                               --------------  --------------
    Net decrease in net assets resulting from operations                         (337,445,645)    (71,131,959)
                                                                               --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                      (32,673,417)    (21,133,447)
     Class B                                                                       (2,427,390)     (2,112,889)
    From net realized gains
     Class A                                                                      (61,910,308)    (28,253,784)
     Class B                                                                       (5,354,631)     (3,183,717)
                                                                               --------------  --------------
    Net decrease in net assets resulting from distributions                      (102,365,746)    (54,683,837)
                                                                               --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold
     Class A                                                                      190,796,314     729,694,651
     Class B                                                                       19,812,235      61,202,979
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       94,583,725      49,387,231
     Class B                                                                        7,782,021       5,296,606
    Cost of shares repurchased
     Class A                                                                      (60,964,457)    (34,676,316)
     Class B                                                                      (16,516,571)    (39,353,000)
                                                                               --------------  --------------
    Net increase in net assets from capital share transactions                    235,493,267     771,552,151
                                                                               --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (204,318,124)    645,736,355
    Net assets at beginning of period                                           2,001,155,521   1,355,419,166
                                                                               --------------  --------------
    Net assets at end of period                                                $1,796,837,397  $2,001,155,521
                                                                               ==============  ==============
    Net assets at end of period includes undistributed net investment income   $   21,454,800  $   35,100,696
                                                                               ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                             CLASS A
VAN KAMPEN COMSTOCK PORTFOLIO                                             -------------------------------------------
                                                                          FOR THE PERIOD      FOR THE YEARS ENDED
                                                                              ENDED               DECEMBER 31,
                                                                          JUNE 30, 2008  ----------------------------
                                                                           (UNAUDITED)      2007       2006    2005(B)
                                                                          -------------- --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $  11.26    $  11.95   $  10.40   $10.00
                                                                             --------    --------   --------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................        0.12        0.25       0.23     0.14
Net Realized/Unrealized Gain (Loss) on Investments.......................       (1.86)      (0.49)      1.45     0.45
                                                                             --------    --------   --------   ------
Total from Investment Operations.........................................       (1.74)      (0.24)      1.68     0.59
                                                                             --------    --------   --------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................       (0.19)      (0.19)     (0.00)+  (0.11)
Distributions from Net Realized Capital Gains............................       (0.37)      (0.26)     (0.13)   (0.08)
                                                                             --------    --------   --------   ------
Total Distributions......................................................       (0.56)      (0.45)     (0.13)   (0.19)
                                                                             --------    --------   --------   ------
NET ASSET VALUE, END OF PERIOD...........................................    $   8.96    $  11.26   $  11.95   $10.40
                                                                             ========    ========   ========   ======
TOTAL RETURN                                                                   (16.01)%     (2.31)%    16.34%    5.93%
Ratio of Expenses to Average Net Assets..................................        0.60 %*     0.61 %     0.67%    0.68%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.        0.60 %*     0.61 %     0.67%    0.68%*
Ratio of Net investment Income to Average Net Assets.....................        2.25 %*     2.04 %     2.11%    2.02%*
Portfolio Turnover Rate..................................................        14.5 %      22.2 %     32.7%    75.7%
Net Assets, End of Period (in millions)..................................    $1,658.1    $1,839.2   $1,210.1   $880.4

                                                                                          CLASS B
                                                                          --------------------------------------
                                                                          FOR THE PERIOD    FOR THE YEARS ENDED
                                                                              ENDED            DECEMBER 31,
                                                                          JUNE 30, 2008  -----------------------
                                                                           (UNAUDITED)     2007    2006   2005(B)
                                                                          -------------- ------   ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 11.22     $11.91   $10.39  $10.00
                                                                             -------     ------   ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................       0.10       0.22     0.20    0.12
Net Realized/Unrealized Gain (Loss) on Investments.......................      (1.85)     (0.48)    1.45    0.46
                                                                             -------     ------   ------  ------
Total from Investment Operations.........................................      (1.75)     (0.26)    1.65    0.58
                                                                             -------     ------   ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.17)     (0.17)      --   (0.11)
Distributions from Net Realized Capital Gains............................      (0.37)     (0.26)   (0.13)  (0.08)
                                                                             -------     ------   ------  ------
Total Distributions......................................................      (0.54)     (0.43)   (0.13)  (0.19)
                                                                             -------     ------   ------  ------
NET ASSET VALUE, END OF PERIOD...........................................    $  8.93     $11.22   $11.91  $10.39
                                                                             =======     ======   ======  ======
TOTAL RETURN                                                                  (16.20)%    (2.49)%  16.05%   5.75%
Ratio of Expenses to Average Net Assets..................................       0.85 %*    0.85 %   0.92%   0.93%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       0.85 %*    0.86 %   0.92%   0.93%*
Ratio of Net Investment Loss to Average Net Assets.......................       2.00 %*    1.80 %   1.85%   1.71%*
Portfolio Turnover Rate..................................................       14.5 %     22.2 %   32.7%   75.7%
Net Assets, End of Period (in millions)..................................    $ 138.8     $162.0   $145.3  $ 58.8

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Van Kampen Comstock Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES


The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Morgan Stanley Investment Management, Inc., (dba Van Kampen), (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
             June 30, 2008      % per annum  Average Daily Net Assets
          --------------------  ----------  --------------------------

               $5,542,654         0.65%     First $500 Million

                                  0.60%     $500 Million to $1 Billion

                                  0.525%    Over $1 Billion

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there is no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            --------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.80%                 1.05%                 0.95%*

* Class not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


During the period ended June 30, 2008 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

                     Affiliate                  Commission
                     ---------                  ----------

                     Morgan Stanley & Co., Inc.   $1,094

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                    Shares Issued
                                       Through                Net Increase
              Beginning               Dividend                 in Shares     Ending
               Shares      Sales    Reinvestments Redemptions Outstanding    Shares
             ----------- ---------- ------------- ----------- ------------ -----------

 Class A

 06/30/2008  163,319,115 18,307,492   9,392,624   (5,964,677)  21,735,439  185,054,554
 12/31/2007  101,295,416 60,848,016   4,071,495   (2,895,812)  62,023,699  163,319,115

 Class B

 06/30/2008   14,443,577  1,921,402     774,330   (1,608,564)   1,087,168   15,530,745
 12/31/2007   12,203,533  5,108,619     437,375   (3,305,950)   2,240,044   14,443,577

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                    Purchase                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $427,086,593        $--        $263,402,468

At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation (Depreciation)  Depreciation
           -------------- ------------ -------------- --------------

           $2,281,669,354 $34,410,895  $(445,025,143) $(410,614,248)

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $50,067,668 $48,735,574 $2,653,836  $51,389,410

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

7. DISTRIBUTIONS TO SHAREHOLDERS


The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

            Ordinary Income     Long-Term Capital Gain          Total
        ----------------------- ---------------------- -----------------------
           2007        2006        2007        2006       2007        2006
        ----------- -----------  -----------   ----    ----------- -----------

        $34,621,692 $13,872,694 $20,062,145    $--     $54,683,837 $13,872,694

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Depreciation  Loss Carryforwards    Total
    ------------- ------------- ------------  ------------------ -----------

     $43,648,829   $58,716,668  $(36,294,733)        $--         $66,070,764

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
                           ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended June 30, 2008, the Portfolio has a return of (9.59)% and (9.75)% for Class A and B Shares, respectively, versus (6.81)% for its benchmark, the Russell Midcap(R) Growth Index./1/

PORTFOLIO REVIEW

The Portfolio's underperformance relative to the Russell Midcap(R) Growth Index was attributable to both stock selection decisions and the resulting sector allocations.

In particular, stock selection and an overweight allocation in the consumer discretionary sector was the largest relative detractor for the six-month period. Within the sector, the key areas of weakness were retail, hotel/motel, restaurants, and communications and media. Selection in the materials and processing sector was also disadvantageous. Here, stock picking within building materials, engineering and contracting services, and real estate companies had a negative impact. Additionally, stock selection and a modest underweight in the financial services sector detracted, largely as a result of security selection in investment management companies and in securities brokerage and services companies.

However, the Portfolio benefited from other investments during the period. Stock selection in the health care sector was the largest positive contributor to relative returns for the six-month period. Within the sector, the Portfolio was bolstered by selection in medical systems and an avoidance of weaker performing areas such as health care management services and medical services. Elsewhere, stock selection and an underweight position in the utilities sector added value, due to a holding in gas distributors and the avoidance of electrical equipment stocks. Stock selection and an underweight position in the technology sector were also advantageous to relative results. A lack of exposure to communications technology and computer technology stocks, as well as our stock selection in miscellaneous technology companies were the Portfolio's main strengths within the sector.

MARKET ENVIRONMENT/CONDITIONS

The broad stock market, as represented by all major stock market indices, declined for the six-month period ended June 30, 2008, as did the mid-cap growth segment (as represented by the Russell Midcap(R) Growth Index). Although stocks briefly rallied from mid-March to mid-May, the market retrenched through June as investors grappled with more bad news on the economy. Soaring oil and food prices and the ongoing credit crisis took a toll on consumer spending and dampened outlooks for corporate earnings. During the period, energy remained the leading sector, with consumer discretionary and financials the hardest hit.

CURRENT OUTLOOK/STRATEGY

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the other energy and financial services sectors. Relative to the Russell Midcap(R) Growth Index, the Portfolio held an overweight in the consumer discretionary sector and underweight positions in the other energy and financial services sectors.

The investment team seeks high quality growth companies with several key attributes: sustainable competitive advantage, business visibility, rising return on invested capital, free cash flow and a favorable risk/reward balance. We strive to find these companies through intense fundamental research. Our emphasis is on secular growth, and as a result short-term market events are not as meaningful in the stock selection process. It is our goal to hold a portfolio of high quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some unique or dynamic competitive advantage with a high-quality stream of cash flow and the ability to redeploy capital at a high rate of return.

DENNIS LYNCH, Managing Director
DAVID COHEN, Managing Director
SAM CHAINANI, Managing Director
ALEXANDER NORTON, Executive Director
JASON YEUNG, Executive Director
MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 6/30/08

                                                   Percent of
                  Description                      Net Assets
                  -------------------------------------------
                  Ultra Petroleum Corp.              7.31%
                  -------------------------------------------
                  Southwestern Energy Co.            5.00%
                  -------------------------------------------
                  Wynn Resorts, Ltd.                 3.25%
                  -------------------------------------------
                  Illumia, Inc.                      3.20%
                  -------------------------------------------
                  Leucadia National Corp.            2.92%
                  -------------------------------------------
                  Baidu.com (ADR)                    2.76%
                  -------------------------------------------
                  Tencent Holdings, Ltd.             2.51%
                  -------------------------------------------
                  C.H. Robinson Worldwide, Inc.      2.50%
                  -------------------------------------------
                  Martin Marietta Materials, Inc.    2.30%
                  -------------------------------------------
                  Redecard S.A.                      2.29%
                  -------------------------------------------

--------
/1/ The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap(R) companies with higher price-to book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 6/30/08

                 [CHART]

Basic Materials                 1.5%
Communications                 17.9%
Cyclical                       16.5%
Energy                         18.6%
Financials                     11.9%
Industrials                    11.1%
Non-Cyclical                   17.4%
Technology                      5.1%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH PORTFOLIO                FOR THE PERIOD ENDED 6/30/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



                VAN KAMPEN MID CAP GROWTH PORTFOLIO MANAGED BY
    MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN) VS. RUSSELL
                           MIDCAP(R) GROWTH INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                  Van Kampen
                Mid Cap Growth      Russell Midcap/(R)/
                  Portfolio           Growth Index/1/
                --------------      --------------------
    02/12/2001    $10,000                 $10,000
    12/31/2001      7,553                   8,930
    12/31/2002      5,483                   6,750
    12/31/2003      7,824                   9,160
    12/31/2004      9,036                  10,300
    12/31/2005     10,129                  10,772
    12/31/2006     11,209                  11,674
    12/31/2007     12,490                  14,414
    06/30/2008     11,639                  13,009



    ---------------------------------------------------------------
                                 Average Annual Return/2/
                              (for the period ended 6/30/08)
    ---------------------------------------------------------------
                                                          Since
                         6 Months 1 Year 3 Year 5 Year Inception/3/
    ---------------------------------------------------------------
    Van Kampen Mid
    Cap Growth
    Portfolio--Class A    -9.59%  -1.06% 8.78%  10.65%    4.67%
--        Class B         -9.75%  -1.29% 8.52%  10.35%    3.63%
    ---------------------------------------------------------------
    Russell Midcap(R)
- - Growth Index/1/       -6.81%  -6.42% 8.19%  12.32%    3.29%
    ---------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the Class A shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2008 through June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             1/1/08        6/30/08       1/1/08-6/30/08
VAN KAMPEN MID CAP GROWTH PORTFOLIO          ------------- ------------- --------------

  Class A
  Actual                                       $1,000.00     $  904.10       $4.17
  Hypothetical (5% return before expenses)      1,000.00      1,020.49        4.42
-------------------------------------------  ------------- ------------- --------------

  Class B
  Actual                                       $1,000.00     $  902.50       $5.35
  Hypothetical (5% return before expenses)      1,000.00      1,019.24        5.67
-------------------------------------------  ------------- ------------- --------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.88% and 1.13% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
                                                              VALUE
       SECURITY DESCRIPTION                        SHARES    (NOTE 2)
       -----------------------------------------------------------------

       COMMON STOCKS - 98.8%
       ADVERTISING - 1.6%
       Groupe Aeroplan, Inc....................... 120,571 $   2,041,771
                                                           -------------
       AIR FREIGHT & LOGISTICS - 4.3%
       C.H. Robinson Worldwide, Inc.(a)...........  58,184     3,190,810
       Expeditors International of Washington,
         Inc.(a)..................................  53,789     2,312,927
                                                           -------------
                                                               5,503,737
                                                           -------------
       CAPITAL MARKETS - 1.4%
       Calamos Asset Management, Inc. -
         Class A(a)...............................  59,430     1,012,093
       GLG Partners, Inc.(a)......................  92,035       717,873
                                                           -------------
                                                               1,729,966
                                                           -------------
       CHEMICALS - 3.2%
       Intrepid Potash, Inc.*(a)..................  28,072     1,846,576
       Nalco Holding Co.(a)....................... 107,924     2,282,593
                                                           -------------
                                                               4,129,169
                                                           -------------
       COMMERCIAL SERVICES & SUPPLIES - 3.7%
       Corporate Executive Board Co...............  43,827     1,842,925
       Covanta Holding Corp.*(a)..................  64,184     1,713,071
       Monster Worldwide, Inc.*(a)................  56,400     1,162,404
                                                           -------------
                                                               4,718,400
                                                           -------------
       COMPUTERS & PERIPHERALS - 1.0%
       Teradata Corp.*............................  55,678     1,288,389
                                                           -------------
       CONSTRUCTION & ENGINEERING - 0.9%
       Aecom Technology Corp.*(a).................  33,183     1,079,443
                                                           -------------
       CONSTRUCTION MATERIALS - 3.1%
       Martin Marietta Materials, Inc.(a).........  28,238     2,925,175
       Texas Industries, Inc.(a)..................  17,841     1,001,415
                                                           -------------
                                                               3,926,590
                                                           -------------
       DISTRIBUTORS - 1.7%
       Li & Fung, Ltd............................. 726,000     2,183,252
                                                           -------------
       DIVERSIFIED CONSUMER SERVICES - 1.8%
       New Oriental Education & Technology Group,
         Inc. (ADR)*(a)...........................  17,924     1,047,120
       Strayer Education, Inc.(a).................   6,099     1,275,118
                                                           -------------
                                                               2,322,238
                                                           -------------
       DIVERSIFIED FINANCIAL SERVICES - 4.3%
       IntercontinentalExchange, Inc.*(a).........  15,447     1,760,958
       Leucadia National Corp.(a).................  79,248     3,719,901
                                                           -------------
                                                               5,480,859
                                                           -------------
       ENERGY EQUIPMENT & SERVICES - 2.2%
       IHS, Inc. - Class A*(a)....................  40,627     2,827,639
                                                           -------------
       GAS UTILITIES - 1.9%
       Questar Corp.(a)...........................  34,115     2,423,530
                                                           -------------

       ------------------------------------------------------------------
                                                               VALUE
       SECURITY DESCRIPTION                        SHARES     (NOTE 2)
       ------------------------------------------------------------------

       HEALTH CARE EQUIPMENT & SUPPLIES - 3.8%
       Gen-Probe, Inc.*..........................    34,215 $   1,624,528
       Intuitive Surgical, Inc.*(a)..............     4,797     1,292,312
       Mindray Medical International, Ltd.
         (ADR)(a)................................    50,550     1,886,526
                                                            -------------
                                                                4,803,366
                                                            -------------
       HOTELS, RESTAURANTS & LEISURE - 8.9%
       Choice Hotels International, Inc.(a)......    33,833       896,574
       Ctrip.com International, Ltd. (ADR)(a)....    47,029     2,152,988
       Marriott International, Inc. - Class A(a).    51,398     1,348,684
       Penn National Gaming, Inc.*(a)............    15,433       496,171
       Starbucks Corp.*(a).......................   149,591     2,354,562
       Wynn Resorts, Ltd.(a).....................    50,905     4,141,122
                                                            -------------
                                                               11,390,101
                                                            -------------
       HOUSEHOLD DURABLES - 2.9%
       Gafisa S.A. (ADR)(a)......................    53,045     1,823,157
       Mohawk Industries, Inc.*(a)...............    15,133       970,025
       NVR, Inc.*(a).............................     1,909       954,653
                                                            -------------
                                                                3,747,835
                                                            -------------
       INSURANCE - 1.0%
       Alleghany Corp.*(a).......................     3,845     1,276,892
                                                            -------------
       INTERNET & CATALOG RETAIL - 1.9%
       Priceline.com, Inc.*(a)...................    20,456     2,361,850
                                                            -------------
       INTERNET SOFTWARE & SERVICES - 9.8%
       Akamai Technologies, Inc.*(a).............    38,080     1,324,803
       Alibaba.com Ltd. (144A)*(b)............... 1,011,800     1,417,063
       Baidu.com (ADR)*(a).......................    11,236     3,516,419
       Equinix, Inc.*(a).........................    17,428     1,554,926
       NHN Corp.*................................     8,322     1,454,614
       Tencent Holdings, Ltd.....................   416,000     3,193,967
                                                            -------------
                                                               12,461,792
                                                            -------------
       IT SERVICES - 2.3%
       Redecard S.A..............................   149,938     2,912,759
                                                            -------------
       LIFE SCIENCES TOOLS & SERVICES - 5.5%
       Illumina, Inc.*(a)........................    46,821     4,078,577
       Techne Corp.*.............................    37,616     2,911,102
                                                            -------------
                                                                6,989,679
                                                            -------------
       MEDIA - 5.0%
       Discovery Holding Co. - Class A*..........    79,316     1,741,780
       Grupo Televisa S.A. (ADR).................    78,184     1,846,706
       Morningstar, Inc.*(a).....................    38,975     2,807,369
                                                            -------------
                                                                6,395,855
                                                            -------------
       OIL, GAS & CONSUMABLE FUELS - 15.1%
       Continental Resources, Inc.*(a)...........    29,971     2,077,590
       Range Resources Corp.(a)..................    22,463     1,472,225
       Southwestern Energy Co.*..................   133,692     6,365,076
       Ultra Petroleum Corp. *(a)................    94,852     9,314,466
                                                            -------------
                                                               19,229,357
                                                            -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 2008
(PERCENTAGE OF NET ASSETS)

      ----------------------------------------------------------------------
                                                               VALUE
      SECURITY DESCRIPTION                           SHARES   (NOTE 2)
      ----------------------------------------------------------------------

      REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
      Brookfield Asset Management, Inc. -
        Class A..................................... 66,362 $   2,159,419
      Forest City Enterprises, Inc. - Class A(a).... 44,200     1,424,124
                                                            -------------
                                                                3,583,543
                                                            -------------
      SOFTWARE - 1.8%
      Salesforce.com, Inc.*(a)...................... 33,639     2,295,189
                                                            -------------
      SPECIALTY RETAIL - 2.2%
      Abercrombie & Fitch Co. - Class A(a).......... 44,452     2,786,251
                                                            -------------
      TEXTILES, APPAREL & LUXURY GOODS - 2.2%
      Coach, Inc.*.................................. 55,485     1,602,407
      Lululemon Athletica, Inc.*(a)................. 41,007     1,191,663
                                                            -------------
                                                                2,794,070
                                                            -------------
      TRANSPORTATION INFRASTRUCTURE - 0.9%
      Grupo Aeroportuario del Pacifico S.A. de C.V.
        (ADR)....................................... 38,543     1,132,008
                                                            -------------
      WIRELESS TELECOMMUNICATION SERVICES - 1.6%
      NII Holdings, Inc. *.......................... 41,605     1,975,821
                                                            -------------
      Total Common Stocks
      (Cost $124,090,761)                                     125,791,351
                                                            -------------

      --------------------------------------------------------------------
                                                    PAR         VALUE
      SECURITY DESCRIPTION                         AMOUNT      (NOTE 2)
      --------------------------------------------------------------------

      SHORT-TERM INVESTMENTS - 28.8%
      State Street Bank & Trust Co.,
        Repurchase Agreement
        dated 06/30/08 at 0.700% to be
        repurchased at $1,597,031 on
        07/01/08 collateralized by
        $1,560,000 FHLMC at
        5.250% due 04/18/16
        with a value of $1,632,150.............. $ 1,597,000 $  1,597,000
      State Street Navigator Securities Lending
        Prime Portfolio(c)......................  35,106,956   35,106,956
                                                             ------------
      Total Short-Term Investments
      (Cost $36,703,956)                                       36,703,956
                                                             ------------

      TOTAL INVESTMENTS - 127.6%
      (Cost $160,794,717)                                     162,495,307

      Other Assets and Liabilities (net) - (27.6)%            (35,114,283)
                                                             ------------

      TOTAL NET ASSETS - 100.0%                              $127,381,024
                                                             ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $1,417,063 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

THE PORTFOLIO ADOPTED THE PROVISIONS OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157), EFFECTIVE WITH THE BEGINNING OF THE PORTFOLIO'S FISCAL YEAR. FAS 157 ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS IN FINANCIAL STATEMENTS. MANAGEMENT HAS EVALUATED THE APPLICATION OF FAS 157 TO THE PORTFOLIO AND HAS DETERMINED THAT THE ADOPTION OF FAS 157 DOES NOT HAVE A MATERIAL IMPACT ON THE PORTFOLIO'S FINANCIAL STATEMENTS. THE THREE LEVELS OF THE HIERARCHY UNDER FAS 157 ARE DESCRIBED BELOW:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Manager's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS*
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $119,139,455              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS       8,248,896               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $127,388,351              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

VAN KAMPEN MID CAP GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)*                                           $125,791,351
   Repurchase Agreement                                                         1,597,000
   Cash                                                                               217
   Cash denominated in foreign currencies**                                             1
   Collateral for securities on loan                                           35,106,956
   Receivable for investments sold                                                141,640
   Receivable for Trust shares sold                                               183,807
   Dividends receivable                                                            41,980
   Interest receivable                                                                 31
   Other assets                                                                     1,105
                                                                             ------------
       Total assets                                                           162,864,088
                                                                             ------------
LIABILITIES
   Payables for:
       Investments purchased                                                       57,436
       Trust shares redeemed                                                      100,718
       Distribution and services fees--Class B                                     18,182
       Collateral for securities on loan                                       35,106,956
       Management fee (Note 3)                                                     90,064
       Administration fee                                                             861
       Custodian and accounting fees                                               51,268
   Accrued expenses                                                                57,579
                                                                             ------------
       Total liabilities                                                       35,483,064
                                                                             ------------
NET ASSETS                                                                   $127,381,024
                                                                             ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                           $128,681,407
   Accumulated net realized loss                                               (2,035,405)
   Unrealized appreciation on investments and foreign currency                  1,700,577
   Distribution in excess of net investment income                               (965,555)
                                                                             ------------
       Total                                                                 $127,381,024
                                                                             ============
NET ASSETS
   Class A                                                                   $ 41,527,341
                                                                             ============
   Class B                                                                     85,853,683
                                                                             ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                      4,291,596
                                                                             ============
   Class B                                                                      9,092,477
                                                                             ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                   $       9.68
                                                                             ============
   Class B                                                                           9.44
                                                                             ============

------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement and Securities Lending  $124,090,761
**Cost of cash denominated in foreign currencies                                        1

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

VAN KAMPEN MID CAP GROWTH PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                                      $    470,698
    Interest (2)                                                                            176,133
                                                                                       ------------
       Total investment income                                                              646,831
                                                                                       ------------
EXPENSES
    Management fee (Note 3)                                                                 395,709
    Administration fees                                                                       5,129
    Deferred expense reimbursement                                                           36,278
    Custodian and accounting fees                                                             5,433
    Distribution and services fees--Class B                                                 100,874
    Audit                                                                                    19,225
    Legal                                                                                    11,371
    Trustee fees and expenses                                                                 7,957
    Shareholder reporting                                                                     9,671
    Insurance                                                                                   544
    Other                                                                                     4,878
                                                                                       ------------
       Total expenses                                                                       597,069
                                                                                       ------------
    Net investment income                                                                    49,762
                                                                                       ------------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain (loss) on:
       Investments                                                                          241,064
       Foreign currency                                                                     (33,161)
                                                                                       ------------
    Net realized gain on investments and foreign currency                                   207,903
                                                                                       ------------
    Net change in unrealized depreciation on:
       Investments                                                                      (12,304,245)
       Foreign currency                                                                        (162)
                                                                                       ------------
    Net change in unrealized depreciation on investments and foreign currency           (12,304,407)
                                                                                       ------------
    Net realized and change in unrealized loss on investments and foreign currency      (12,096,504)
                                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $(12,046,742)
                                                                                       ============

----------------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                             $     16,410
(2)Interest income includes securities lending income of:                                   157,751

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2008 (UNAUDITED)

VAN KAMPEN MID CAP GROWTH PORTFOLIO
                                                                         Period Ended   Year Ended
                                                                         June 30, 2008 December 31,
                                                                          (Unaudited)      2007
                                                                         ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $     49,762  $    256,190
   Net realized gain on investments and foreign currency                      207,903     9,744,650
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                   (12,304,407)    9,291,594
                                                                         ------------  ------------
   Net increase (decrease) in net assets resulting from operations        (12,046,742)   19,292,434
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (351,356)           --
     Class B                                                                 (983,771)           --
   From net realized gains
     Class A                                                               (2,087,595)   (2,550,134)
     Class B                                                               (6,817,410)   (5,146,070)
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                (10,240,132)   (7,696,204)
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               19,856,202     6,833,122
     Class B                                                               20,593,510    27,484,503
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                2,438,951     2,550,134
     Class B                                                                7,801,181     5,146,070
   Cost of shares repurchased
     Class A                                                               (4,196,759)   (7,383,674)
     Class B                                                               (8,015,010)  (13,895,212)
                                                                         ------------  ------------
   Net increase in net assets from capital share transactions              38,478,075    20,734,943
                                                                         ------------  ------------
TOTAL INCREASE IN NET ASSETS                                               16,191,201    32,331,173
   Net assets at beginning of period                                      111,189,823    78,858,650
                                                                         ------------  ------------
   Net assets at end of period                                           $127,381,024  $111,189,823
                                                                         ============  ============
   Net assets at end of period includes undistributed (distribution
       in excess of) net investment income                               $   (965,555) $    319,810
                                                                         ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                            CLASS A
VAN KAMPEN MID CAP GROWTH PORTFOLIO                               ----------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008    -----------------------------------------
                                                                   (UNAUDITED)      2007     2006     2005     2004     2003
                                                                  --------------   ------  ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.............................     $11.82       $10.44  $10.19   $10.43   $ 9.24   $ 6.78
                                                                      ------       ------  ------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)..................................       0.02         0.05   (0.01)   (0.04)   (0.04)   (0.05)
Net Realized/Unrealized Gain (Loss) on Investments...............      (1.13)        2.29    0.90     0.54     1.23     2.51
                                                                      ------       ------  ------   ------   ------   ------
Total from Investment Operations.................................      (1.11)        2.34    0.89     0.50     1.19     2.46
                                                                      ------       ------  ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................      (0.15)          --      --       --       --       --
Distributions from Net Realized Capital Gains....................      (0.88)       (0.96)  (0.64)   (0.74)      --       --
                                                                      ------       ------  ------   ------   ------   ------
Total Distributions..............................................      (1.03)       (0.96)  (0.64)   (0.74)      --       --
                                                                      ------       ------  ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD...................................     $ 9.68       $11.82  $10.44   $10.19   $10.43   $ 9.24
                                                                      ======       ======  ======   ======   ======   ======
TOTAL RETURN                                                           (9.59)%      23.84%   8.65 %   4.71 %  12.76 %  36.43 %
Ratio of Expenses to Average Net Assets After Reimbursement**....       0.81 %*      0.88%   0.90 %   0.90 %   0.90 %   0.90 %
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................       0.88 %*(b)   0.88%   1.08 %   0.99 %   0.95 %   1.04 %
Ratio of Net Investment Income (Loss) to Average Net Assets......       0.32 %*      0.46%  (0.08)%  (0.35)%  (0.43)%  (0.57)%
Portfolio Turnover Rate..........................................       16.7 %       62.0%  226.6 %  103.9 %   99.5 %  119.0 %
Net Assets, End of Period (in millions)..........................     $ 41.5       $ 29.6  $ 24.0   $ 21.5   $ 26.5   $ 27.6

                                                                                            CLASS B
                                                                  ----------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                      ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2008    -----------------------------------------
                                                                   (UNAUDITED)      2007     2006     2005     2004     2003
                                                                  --------------   ------  ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.............................     $11.55       $10.25  $10.04   $10.30   $ 9.16   $ 6.75
                                                                      ------       ------  ------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)..................................       0.00 +       0.02   (0.03)   (0.06)   (0.06)   (0.07)
Net Realized/Unrealized Gain (Loss) on Investments...............      (1.10)        2.24    0.88     0.54     1.20     2.48
                                                                      ------       ------  ------   ------   ------   ------
Total from Investment Operations.................................      (1.10)        2.26    0.85     0.48     1.14     2.41
                                                                      ------       ------  ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................      (0.13)          --      --       --       --       --
Distributions from Net Realized Capital Gains....................      (0.88)       (0.96)  (0.64)   (0.74)      --       --
                                                                      ------       ------  ------   ------   ------   ------
Total Distributions..............................................      (1.01)       (0.96)  (0.64)   (0.74)      --       --
                                                                      ------       ------  ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD...................................     $ 9.44       $11.55  $10.25   $10.04   $10.30   $ 9.16
                                                                      ======       ======  ======   ======   ======   ======
TOTAL RETURN                                                           (9.75)%      23.48%   8.37 %   4.58 %  12.45 %  35.70 %
Ratio of Expenses to Average Net Assets After Reimbursement**....       1.06 %*      1.13%   1.15 %   1.15 %   1.15 %   1.14 %
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................       1.13 %*(b)   1.14%   1.34 %   1.24 %   1.20 %   1.39 %
Ratio of Net Investment Income (Loss) to Average Net Assets......       0.00 %++     0.19%  (0.30)%  (0.58)%  (0.66)%  (0.83)%
Portfolio Turnover Rate..........................................       16.7 %       62.0%  226.6 %  103.9 %   99.5 %  119.0 %
Net Assets, End of Period (in millions)..........................     $ 85.9       $ 81.5  $ 54.8   $ 40.9   $ 36.0   $ 27.6

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
++ Rounds to less than 0.005%.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers fifty-two Portfolios ("Portfolios", collectively; "Portfolio", individually), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2008, the Portfolio included in this report is Van Kampen Mid Cap Growth Portfolio, which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust currently offers four classes of shares: Class A and B Shares are offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio included in this report. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm EST the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees (the "Board"). The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service or authorized broker quotes that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolio may hold securities traded in foreign markets. Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board of Trustees. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2007, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                    Expiring   Expiring
                          Total    12/31/2010 12/31/2011
                       ----------- ---------- ----------

                       $10,032,679 $4,292,446 $5,740,233

Van Kampen Mid Cap Growth Portfolio acquired losses of $13,507,053 in the merger with Lord Abbett Developing Growth Portfolio on April 28th, 2003 which are subject to an annual limitation of $771,861.

E. DISTRIBUTION OF INCOME AND GAINS - The Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by cash, the cash collateral is invested in a money market fund or short term securities. A portion of the income generated upon investment of the collateral is remitted to the borrowers and the remainder is allocated between the Portfolio and the Agent. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Morgan Stanley Investment Management, Inc., dba Van Kampen, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's investment advisory agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
            June 30, 2008     % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $395,709           0.70%   First $200 Million

                                  0.65%   $200 Million to $500 Million

                                 0.625%   Over $500 Million

Metropolitan Life Insurance Company (MLIC) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                                                Expenses Deferred in
                                                                   ----------------------------------------------
                                            Maximum Expense Ratio    2003     2004    2005    2006    2007   2008
                                            under current Expense  -------- ------- ------- -------- ------ -----
                                            Limitation Agreement      Subject to repayment until December 31,
                                           ---------------------   ----------------------------------------------
Portfolio                                  Class A Class B Class E  2008     2009    2010    2011    2012   2013
---------                                  ------- ------- ------- -------- ------- ------- -------- ------ -----

Lord Abbett Developing Growth Portfolio**    N/A     N/A     N/A   $ 54,030 $    -- $    -- $     -- $   --  $--

Van Kampen Mid Cap Growth Portfolio         0.90%   1.15%   1.05%*  102,238  29,476  33,406  127,383  6,445   --

* Class not offered during the period.
** Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio. Any repayment will be paid from Van Kampen Mid Cap Growth Portfolio (formerly Lord Abbett Growth Opportunities Portfolio).

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amounts were repaid to the Manager during the period ended June
30, 2008:          $36,278

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

During the period ended June 30, 2008 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

                     Affiliate                  Commission
                     ---------                  ----------

                     Morgan Stanley & Co., Inc.   $3,129

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                 Shares Issued
                                    Through                Net Increase
             Beginning             Dividend                 in Shares    Ending
              Shares     Sales   Reinvestments Redemptions Outstanding   Shares
             --------- --------- ------------- ----------- ------------ ---------

 Class A

 06/30/2008  2,507,167 1,944,481    245,862      (405,914)  1,784,429   4,291,596
 12/31/2007  2,300,279   621,782    248,309      (663,203)    206,888   2,507,167

 Class B

 06/30/2008  7,059,412 2,017,893    805,075      (789,903)  2,033,065   9,092,477
 12/31/2007  5,350,037 2,465,392    512,047    (1,268,064)  1,709,375   7,059,412

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $29,673,210         $--        $18,894,011

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

5. INVESTMENT TRANSACTIONS - CONTINUED


At June 30, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation (Depreciation)  Appreciation
            ------------ ------------ -------------- --------------

            $160,794,717 $17,106,368   $(15,405,778)   $1,700,590

6. SECURITY LENDING

As of June 30, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $35,613,196 $35,106,956 $1,299,301  $36,406,257

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities and bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2007 and 2006 were as follows:

             Ordinary Income Long-Term Capital Gain         Total
             --------------- ---------------------  ---------------------
             2007    2006       2007        2006       2007       2006
             ----    ----    ----------  ---------- ---------- ----------

             $--     $--     $7,696,204  $4,134,876 $7,696,204 $4,134,876

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized  Loss Carryforwards
      Income         Gain      Appreciation   and Deferrals         Total
   ------------- ------------- ------------ ------------------   -----------

    $9,030,653    $1,361,895   $12,909,526          $(2,315,583) $20,986,491

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)



10. PROXY RESULTS

A Special Meeting of the Shareholders of the Portfolios of the Trust was held on February 28, 2008. The purpose of the Special Meeting was to ask shareholders to elect trustees for the Trust. The shareholders of each Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                For        Against   Abstain     Total
                           ------------- ----------- ------- -------------

      Stephen M. Alderman  4,223,994,836 131,890,977   --    4,355,885,813
      Jack R. Borsting     4,212,267,330 143,618,483   --    4,355,885,813
      Robert Boulware      4,223,558,185 132,327,628   --    4,355,885,813
      Daniel A. Doyle      4,229,081,783 126,804,030   --    4,355,885,813
      Elizabeth M. Forget  4,223,243,557 132,642,256   --    4,355,885,813
      Susan C. Gause       4,223,103,947 132,781,866   --    4,355,885,813
      Dawn M. Vroegop      4,224,605,845 131,279,968   --    4,355,885,813

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Item applicable only to annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item applicable only to annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item applicable only to annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Elizabeth M. Forget, the registrant's President and Jeffrey A. Tupper, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. Forget and Mr. Tupper determined that the Procedures adequately ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST


By:   /s/ Elizabeth M. Forget
      -------------------------------------
      Elizabeth M. Forget
      President

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Elizabeth M. Forget
      -------------------------------------
      Elizabeth M. Forget
      President

Date: September 5, 2008


By:   /s/ Jeffrey A. Tupper
      -------------------------------------
      Jeffrey A. Tupper
      Chief Financial Officer and Treasurer

Date: September 5, 2008